UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Fund Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          February 28, 2009

Date of reporting period:         August 31, 2008


ITEM 1.  REPORT TO SHAREHOLDERS
===============================

                                              (WELLS FARGO ADVANTAGE FUNDS LOGO)

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                               Semi-Annual Report

                                 August 31, 2008

                                    (GRAPHIC)

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

-    Wells Fargo Advantage Dow Jones Target Today Fund(SM)

-    Wells Fargo Advantage Dow Jones Target 2010 Fund(SM)

-    Wells Fargo Advantage Dow Jones Target 2015 Fund(SM)

-    Wells Fargo Advantage Dow Jones Target 2020 Fund(SM)

-    Wells Fargo Advantage Dow Jones Target 2025 Fund(SM)

-    Wells Fargo Advantage Dow Jones Target 2030 Fund(SM)

-    Wells Fargo Advantage Dow Jones Target 2035 Fund(SM)

-    Wells Fargo Advantage Dow Jones Target 2040 Fund(SM)

-    Wells Fargo Advantage Dow Jones Target 2045 Fund(SM)

-    Wells Fargo Advantage Dow Jones Target 2050 Fund(SM)

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Contents

LETTER TO SHAREHOLDERS ...................................................     2
PERFORMANCE HIGHLIGHTS ...................................................     4
FUND EXPENSES ............................................................    12
PORTFOLIO OF INVESTMENTS
Target Today Fund ........................................................    16
Target 2010 Fund .........................................................    16
Target 2015 Fund .........................................................    16
Target 2020 Fund .........................................................    17
Target 2025 Fund .........................................................    17
Target 2030 Fund .........................................................    17
Target 2035 Fund .........................................................    18
Target 2040 Fund .........................................................    18
Target 2045 Fund .........................................................    19
Target 2050 Fund .........................................................    19
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................    20
Statements of Operations .................................................    24
Statements of Changes in Net Assets ......................................    26
Financial Highlights .....................................................    36
NOTES TO FINANCIAL STATEMENTS ............................................    46
MASTER PORTFOLIOS
PORTFOLIO OF INVESTMENTS
Diversified Fixed Income Portfolio .......................................    52
Diversified Stock Portfolio ..............................................    81
Money Market Portfoio ....................................................   178
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................   182
Statements of Operations .................................................   183
Statements of Changes in Net Assets ......................................   184
Financial Highlights .....................................................   186
Notes to Financial Statements ............................................   187
Other Information ........................................................   194
List of Abbreviations ....................................................   200

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

WELLS FARGO ADVANTAGE FUNDS(R)

(GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1971   INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & Bieler value funds.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

INTEGRITY. EXPERTISE. SOLUTIONS.

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 100 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $150 BILLION IN ASSETS UNDER MANAGEMENT, AS OF AUGUST 31, 2008.

EQUITY FUNDS
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund
Enterprise Fund
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Specialized Financial Services Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund

BOND FUNDS
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio
WealthBuilder Equity Portfolio
WealthBuilder Growth Allocation Portfolio
WealthBuilder Growth Balanced Portfolio
WealthBuilder Moderate Balanced Portfolio
WealthBuilder Tactical Equity Portfolio
Target Today Fund(2)
Target 2010 Fund(2)
Target 2015 Fund(2)
Target 2020 Fund(2)
Target 2025 Fund(2)
Target 2030 Fund(2)
Target 2035 Fund(2)
Target 2040 Fund(2)
Target 2045 Fund(2)
Target 2050 Fund(2)

MONEY MARKET FUNDS
100% Treasury Money Market Fund(1)
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(1) The U.S. Government guarantee applies to certain of the underlying securities and not to shares of the Fund.

(2) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

(3) The Variable Trust Funds are generally available only through insurance company variable contracts.

NOT PART OF THE SEMI-ANNUAL REPORT.

               2 Wells Fargo Advantage Dow Jones Target Date Funds


                             Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)
KARLA M. RABUSCH,
PRESIDENT
WELLS FARGO ADVANTAGE FUNDS

THE REAL ESTATE CRISIS THAT ORIGINATED IN THE UNITED STATES CONTINUED TO AFFECT GLOBAL STOCK AND BOND MARKETS THROUGH MORTGAGE-RELATED ASSETS.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS for the six-month period that ended August 31, 2008. The economy continued to struggle under the heaviness of slower growth, high energy prices, a continuing correction in the housing market, and tighter lending practices that presented financial challenges to businesses, consumers, and government entities.

THE CREDIT CRISIS CONTINUES.

The real estate crisis that originated in the United States continued to affect global stock and bond markets through mortgage-related assets. The events leading up to the crisis included easy access to credit that encouraged an explosion in mortgage lending, a subsequent rise in home prices, and the packaging of mortgage loans into securities that were often purchased with borrowed money. When home price appreciation stalled in 2006, subprime mortgage borrowers found it difficult to make their mortgage payments as access to credit all but disappeared. The price correction in the market value of homes also prevented some speculators from being able to sell their homes to pay off their full mortgage balances. Others without an eye toward speculation found it difficult to refinance their mortgages because the decline in property values hurt their loan to value ratios and prevented them from qualifying for a new loan. The end result was an increase in mortgage defaults and late payments, which resulted in reduced cash flows to mortgage-backed securities and the added need to raise cash to cover the debt-financed positions. The July collapse of IndyMac Bank, one of the largest mortgage originators in the United States, underscored some of the more acute risks in the market.

REGULATORS RESPONDED IN MANY WAYS.

Central banks were pressured on many sides. Credit-related problems led to reduced bank lending and dampened consumer sentiment, posing a threat to economic growth. At the same time, rising prices for food and energy put upward pressure on inflation. The Fed focused first on sluggish growth by lowering the federal funds rate (the rate at which member banks borrow money from each other) by 100 basis points (100 basis points equals 1.00%) over the period, with the last rate cut occurring on April 30, 2008. The Fed also lowered the discount rate (the rate at which banks borrow money directly from the Fed) and agreed to make the discount window available to nonbank dealers and to lend to banks for longer-than-normal periods to help ease some of the constraints on liquidity. The U.S. Treasury department provided further market support by requesting and receiving the authority to bail out troubled mortgage giants Fannie Mae and Freddie Mac, if it deemed the action to be necessary.

               Wells Fargo Advantage Dow Jones Target Date Funds 3


                             Letter to Shareholders

Across the Atlantic, the Bank of England launched a program in April that allowed banks to temporarily swap high-quality securities for U.K. Treasury bills. The European Central Bank (ECB) also acted to provide liquidity. In contrast to other major banks, however, the ECB raised its key rate in July, warning against a replay of 1970s-style inflation if central banks cut interest rates in the face of rising inflation.

INVESTORS SOUGHT RELATIVE SAFETY IN HIGH-QUALITY BONDS.

During the six-month period, higher-quality bonds outperformed as the market continued to grapple with credit-related volatility. Mortgage-related securities rebounded, in part because of increased investor confidence that the U.S. government would bail out mortgage giants Fannie Mae and Freddie Mac. High-yield bonds posted modestly positive returns after trailing badly earlier in the year.

STOCK MARKETS STRUGGLED IN MOST AREAS.

The S&P 500 Index returned a negative 2.57% for the six-month period. Value stocks sharply underperformed growth stocks, largely because of continued weakness in financials as the credit fallout from the housing crisis continued to work its way through the system. Most international markets posted negative returns on twin fears of inflation and recession, with Asian markets especially hard hit. Energy stocks were one of the brighter spots in the market, as oil prices softened but remained above year-ago levels.

MANY VARIABLES ARE AT WORK IN THE MARKET.

Inflation continues to be a potential risk, and the full effect of the struggling mortgage market is still unknown. Fluctuating energy prices and ongoing geopolitical tension continues to pressure consumers and businesses alike. Experience tells us that strict adherence to time-tested strategies has its rewards. As a whole, WELLS FARGO ADVANTAGE FUNDS represent investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk.

Thank you for choosing to invest with WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or call us directly at 1-800-222-8222.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

ACROSS THE ATLANTIC, THE BANK OF ENGLAND LAUNCHED A PROGRAM IN APRIL THAT ALLOWED BANKS TO TEMPORARILY SWAP HIGH-QUALITY SECURITIES FOR U.K. TREASURY BILLS.

               4 Wells Fargo Advantage Dow Jones Target Date Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

INVESTMENT OBJECTIVE

Each Fund's objective is to approximate, before fees and expenses, the total return of the appropriate Dow Jones Target Date Index as specified in the following table:

   WELLS FARGO
     ADVANTAGE        Corresponding
    DOW JONES           Dow Jones
 TARGET DATE FUND   Target Date Index
-----------------   -----------------
TARGET TODAY FUND   Dow Jones Target
                    Today Index
 TARGET 2010 FUND   Dow Jones Target
                    2010 Index
 TARGET 2015 FUND   Dow Jones Target
                    2015 Index
 TARGET 2020 FUND   Dow Jones Target
                    2020 Index
 TARGET 2025 FUND   Dow Jones Target
                    2025 Index
 TARGET 2030 FUND   Dow Jones Target
                    2030 Index
 TARGET 2035 FUND   Dow Jones Target
                    2035 Index
 TARGET 2040 FUND   Dow Jones Target
                    2040 Index
 TARGET 2045 FUND   Dow Jones Target
                    2045 Index
 TARGET 2050 FUND   Dow Jones Target
                    2050 Index

PORTFOLIO ALLOCATION(1) (AS OF AUGUST 31, 2008)

TARGET TODAY FUND

                                   (PIE CHART)

Bonds                  (63%)
Cash                   (21%)
International Stocks    (5%)
Domestic Stocks        (11%)

TARGET 2010 FUND

                                   (PIE CHART)

Bonds                  (62%)
Cash                    (4%)
International Stocks   (11%)
Domestic Stocks        (23%)

TARGET 2015 FUND

                                   (PIE CHART)

Bonds                  (51%)
Cash                    (4%)
International Stocks   (14%)
Domestic Stocks        (31%)

TARGET 2020 FUND

                                   (PIE CHART)

Bonds                  (39%)
Cash                    (4%)
International Stocks   (18%)
Domestic Stocks        (39%)

TARGET 2025 FUND

                                   (PIE CHART)

Bonds                  (27%)
Cash                    (4%)
International Stocks   (22%)
Domestic Stocks        (47%)

TARGET 2030 FUND

                                   (PIE CHART)

Bonds                  (17%)
Cash                    (4%)
International Stocks   (25%)
Domestic Stocks        (54%)

PLEASE SEE FOOTNOTES ON PP 10-11.

               Wells Fargo Advantage Dow Jones Target Date Funds 5


                             Performance Highlights

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (CONTINUED)

PORTFOLIO ALLOCATION(1) (AS OF AUGUST 31, 2008) (continued)

TARGET 2035 FUND

                                   (PIE CHART)

Bonds                  (10%)
Cash                    (4%)
International Stocks   (27%)
Domestic Stocks        (59%)

TARGET 2040 FUND

                                   (PIE CHART)

Bonds                   (6%)
Cash                    (4%)
International Stocks   (28%)
Domestic Stocks        (62%)

TARGET 2045 FUND

                                   (PIE CHART)

Bonds                   (5%)
Cash                    (4%)
International Stocks   (29%)
Domestic Stocks        (62%)

                                   (PIE CHART)

TARGET 2050 FUND
Bonds                   (5%)
Cash                    (4%)
International Stocks   (29%)
Domestic Stocks        (62%)

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). These Funds are exposed to foreign investment risk and smaller company investment risk. Consult the Funds' prospectus for additional information on these and other risks.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Global Index Advisors, Inc.

PORTFOLIO MANAGERS

Rodney  H.  Alldredge
George V.  Daniels,  Jr.
James P. Lauder

FUND INCEPTION

Target Today Fund - March 1, 1994
Target 2010 Fund - March 1, 1994
Target 2015 Fund - June 29, 2007
Target 2020 Fund - March 1, 1994
Target 2025 Fund - June 29, 2007
Target 2030 Fund - March 1, 1994
Target 2035 Fund - June 29, 2007
Target 2040 Fund - March 1, 1994
Target 2045 Fund - June 29, 2007
Target 2050 Fund - June 29, 2007

PLEASE SEE FOOTNOTES ON PP 10-11.

              6 Wells Fargo Advantage Dow Jones Target Date Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS (%) (AS OF AUGUST 31, 2008)

                                         Including Sales Charge                   Excluding Sales Charge             Expense Ratio
                                 -------------------------------------   ---------------------------------------   -----------------
                                 6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year    10 Year    Gross(6)   Net(7)
                                 ---------   ------   ------   -------   ---------   ------   ------   -------     --------   ------
WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(2)

Class A (STWRX)                    (7.37)    (4.69)    3.17      3.67      (1.68)      1.17    4.40       4.29       1.25      1.15
Class B (WFOKX)                    (7.03)    (4.57)    3.26      3.85      (2.03)      0.43    3.61       3.85       2.00      1.90
Class C (WFODX)                    (3.01)    (0.54)    3.63      3.62      (2.01)      0.46    3.63       3.62       2.00      1.90
Administrator (WFLOX)                                                      (1.52)      1.44    4.72       4.54       1.08      0.85
Institutional (WOTDX)                                                      (1.42)      1.66    4.89       4.62       0.81      0.62
Investor (WFBTX)                                                           (1.62)      1.32    4.46       4.32       1.38      0.91
BENCHMARKS
   Dow Jones Target Today
      Index(3)                                                             (1.06)      2.22    5.59       6.15
   Russell 3000(R) Index(4)                                                (1.55)    (10.22)   7.57       5.52
   Lehman Brothers U.S.
      Aggregate Index(5)                                                    0.18       5.86    4.61       5.58

WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(2)

Class A (STNRX)                    (8.00)    (5.75)    4.10      4.00      (2.35)      0.02    5.34       4.62       1.25      1.18
Class B (SPTBX)                    (7.73)    (5.78)    4.21      4.19      (2.73)     (0.78)   4.54       4.19       2.00      1.93
Class C (WFOCX)                    (3.67)    (1.74)    4.55      3.95      (2.67)     (0.74)   4.55       3.95       2.00      1.93
Administrator (WFLGX)                                                      (2.20)      0.31    5.65       4.84       1.07      0.88
Institutional (WFOAX)                                                      (2.10)      0.45    5.81       4.92       0.81      0.65
Investor (WFCTX)                                                           (2.21)      0.29    5.40       4.65       1.37      0.94
BENCHMARKS
   Dow Jones Target 2010
      Index(3)                                                             (1.70)      1.32    7.45       7.53
   Russell 3000(R) Index(4)                                                (1.55)    (10.22)   7.57       5.52
   Lehman Brothers U.S.
      Aggregate Index(5)                                                    0.18       5.86    4.61       5.58

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. CURRENTLY CLASS A, B, AND C SHARES ARE CLOSED TO NEW INVESTORS.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). These Funds are exposed to foreign investment risk, mortgage- and asset-backed securites risk, and smaller company investment risk. Consult the Funds' prospectus for additional information on these and other risks.

PLEASE SEE FOOTNOTES ON PP 10-11.

               Wells Fargo Advantage Dow Jones Target Date Funds 7


                             Performance Highlights

                   WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS (%) (AS OF AUGUST 31, 2008) (continued)

                                                                                                            Expense Ratio
                                                                                                Since    -----------------
                                                                         6 Months*   1 Year   Inception  Gross(6)  Net(7)
                                                                         ---------   ------   ---------  --------  ------
WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND

Administrator (WFFFX)                                                      (2.54)     (1.78)    (1.43)   3.58      0.89
Institutional (WFSCX)                                                      (2.37)     (1.57)    (1.26)   3.71      0.66
Investor (WFQEX)                                                           (2.45)     (1.72)    (1.39)   3.77      0.95
BENCHMARKS
   Dow Jones Target 2015 Index(3)                                          (1.97)     (0.95)    11.41
   Russell 3000(R) Index(4)                                                (1.55)    (10.22)   (10.36)
   Lehman Brothers U.S. Aggregate Index(5)                                  0.18       5.86      6.86

                                         Including Sales Charge                   Excluding Sales Charge
                                 -------------------------------------   ---------------------------------------
WELLS FARGO ADVANTAGE           6 Months* 1 Year  5 Year 10 Year 6 Months*  1 Year   5 Year   10 Year
DOW JONES TARGET 2020 FUND(2)
                                --------- ------  ------ -------  --------- ------   ------   ---------
Class A (STTRX)                 (8.31)    (9.77)  5.11   3.98    (2.73)     (4.24)    6.36    4.60       1.27      1.20
Class B (STPBX)                 (8.11)    (9.96)  5.23   4.18    (3.11)     (4.96)    5.55    4.18       2.02      1.95
Class C (WFLAX)                 (4.14)    (6.02)  5.56   3.93    (3.14)     (5.02)    5.56    3.93       2.02      1.95
Administrator (WFLPX)                                            (2.63)     (3.97)    6.68    4.86       1.09      0.90
Institutional (WFOBX)                                            (2.45)     (3.75)    6.90    4.97       0.82      0.67
Investor (WFDTX)                                                 (2.64)     (4.06)    6.45    4.64       1.39      0.96
BENCHMARKS
   Dow Jones Target 2020 Index(3)                                (2.26)     (3.08)    9.29    8.42
   Russell 3000(R) Index(4)                                      (1.55)    (10.22)    7.57    5.52
   Lehman Brothers U.S. Aggregate Index(5)                        0.18       5.86     4.61    5.58

                                                                                                Since
                                                                                              Inception
                                                                                              ---------
WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND
Administrator (WFTRX)                                                     (2.65)     (5.42)     (5.86)   3.68      0.90
Institutional (WFTYX)                                                     (2.74)     (5.37)     (5.82)   3.41      0.67
Investor (WFGYX)                                                          (2.76)     (5.51)     (5.94)   4.31      0.96
BENCHMARKS
   Dow Jones Target 2025 Index(3)                                         (2.55)     (5.05)     11.88
   Russell 3000(R) Index(4)                                               (1.55)    (10.22)    (10.36)
   Lehman Brothers U.S. Aggregate Index(5)                                 0.18       5.86       6.86

*    Returns for periods of less than one year are not annualized.

PLEASE SEE FOOTNOTES ON PP 10-11.

               8 Wells Fargo Advantage Dow Jones Target Date Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS (%) (AS OF AUGUST 31, 2008) (continued)

                                           Including Sales Charge                   Excluding Sales Charge            Expense Ratio
                                   -------------------------------------   ----------------------------------------   -------------
                                                                                                                       Gross    Net
                                   6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year    5 Year    10 Year      (6)     (7)
                                   ---------   ------   ------   -------   ---------   ------   -------   ---------    -----   ----
WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(2)
Class A (STHRX)                      (8.80)    (13.15)   5.72      4.06      (3.21)     (7.83)    6.98        4.68      1.29   1.21
Class B (SGPBX)                      (8.62)    (13.56)   5.85      4.26      (3.62)     (8.56)    6.17        4.26      2.04   1.96
Class C (WFDMX)                      (4.60)     (9.58)   6.18      4.01      (3.60)     (8.58)    6.18        4.01      2.04   1.96
Administrator (WFLIX)                                                        (3.05)     (7.61)    7.30        4.93      1.11   0.91
Institutional (WFOOX)                                                        (2.94)     (7.40)    7.50        5.03      0.85   0.68
Investor (WFETX)                                                             (3.13)     (7.64)    7.06        4.72      1.41   0.97
BENCHMARKS
   Dow Jones Target 2030 Index(3)                                            (2.82)     (6.72)   10.67        8.93
   Russell 3000(R) Index(4)                                                  (1.55)    (10.22)    7.57        5.52
   Lehman Brothers U.S. Aggregate Index(5)                                    0.18       5.86     4.61        5.58

                                                                                                            Since
                                                                                                          Inception
                                                                                                          ---------
WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND
Administrator (WFQWX)                                                        (3.20)     (8.27)              (9.00)      5.39   0.92
Institutional (WFQRX)                                                        (3.23)     (8.27)              (9.00)      5.64   0.69
Investor (WFQTX)                                                             (3.17)     (8.31)              (9.04)      5.72   0.98
BENCHMARKS
   Dow Jones Target 2035 Index(3)                                            (3.03)     (7.93)              11.96
   Russell 3000(R) Index(4)                                                  (1.55)    (10.22)             (10.36)
   Lehman Brothers U.S. Aggregate Index(5)                                    0.18       5.86                6.86

                                                                                                           10 Year
                                                                                                          ---------
WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(2)
Class A (STFRX)                      (9.01)    (14.86)   6.40      4.08      (3.45)     (9.65)    7.66        4.70      1.29   1.22
Class B (SLPBX)                      (8.85)    (15.30)   6.55      4.27      (3.85)    (10.30)    6.86        4.27      2.04   1.97
Class C (WFOFX)                      (4.85)    (11.34)   6.85      4.03      (3.85)    (10.34)    6.85        4.03      2.04   1.97
Administrator (WFLWX)                                                        (3.33)     (9.36)    7.99        4.98      1.11   0.92
Institutional (WFOSX)                                                        (3.15)     (9.14)    8.20        5.08      0.85   0.69
Investor (WFFTX)                                                             (3.34)     (9.43)    7.74        4.74      1.41   0.98
BENCHMARKS
   Dow Jones Target 2040 Index(3)                                            (3.15)     (8.55)   11.03        9.02
   Russell 3000(R) Index(4)                                                  (1.55)    (10.22)    7.57        5.52
   Lehman Brothers U.S. Aggregate Index(5)                                    0.18       5.86     4.61        5.58

*    Returns for periods of less than one year are not annualized.

PLEASE SEE FOOTNOTES ON PP 10-11.

               Wells Fargo Advantage Dow Jones Target Date Funds 9


                             Performance Highlights

                   WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS (%) (AS OF AUGUST 31, 2008) (continued)

                                                                                                            Expense Ratio
                                                                                                            -------------
                                                                                                  Since      Gross    Net
                                                                           6 Months*   1 Year   Inception     (6)     (7)
                                                                           ---------   ------   ---------    -----   ----
WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND
   Administrator (WFQYX)                                                     (3.51)     (9.24)    (9.83)     13.36   0.92
   Institutional (WFQPX)                                                     (3.38)     (9.04)    (9.65)     12.60   0.69
   Investor (WFQSX)                                                          (3.49)     (9.23)    (9.89)     12.55   0.98
   BENCHMARKS
      Dow Jones Target 2045 Index(3)                                         (3.16)     (8.61)    11.97
      Russell 3000(R) Index(4)                                               (1.55)    (10.22)   (10.36)
      Lehman Brothers U.S. Aggregate Index(5)                                 0.18       5.86      6.86
WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND
   Administrator (WFQDX)                                                     (3.28)     (9.29)    (9.79)      5.13   0.92
   Institutional (WFQFX)                                                     (3.10)     (9.01)    (9.55)      5.32   0.69
   Investor (WFQGX)                                                          (3.26)     (9.30)    (9.79)      5.25   0.98
   BENCHMARKS
      Dow Jones Target 2050 Index(3)                                         (3.16)     (8.61)    11.97
      Russell 3000(R) Index(4)                                               (1.55)    (10.22)   (10.36)
      Lehman Brothers U.S. Aggregate Index(5)                                 0.18       5.86      6.86

*    Returns for periods of less than one year are not annualized.

PLEASE SEE FOOTNOTES ON PP 10-11.

              10 Wells Fargo Advantage Dow Jones Target Date Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (CONTINUED)

(1)  Portfolio allocation by asset class is subject to change.

(2) Prior to June 26, 2006, the WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND was named the Wells Fargo Advantage Outlook Today Fund. Performance shown prior to the inception of the Class C shares on December 1, 1998, reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Performance shown prior to the inception of the Administrator Class shares on November 8, 1999, reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Performance shown prior to the inception of the Institutional Class shares on June 30, 2004, reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to the inception of the Investor Class shares on January 31, 2007, reflects the performance of the Administrator Class shares, adjusted to reflect Investor Class expenses (except during those periods in which expenses of the Investor Class would have been lower than those of the Administrator Class no such adjustment is reflected).

     Prior to June 26, 2006, the WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND was named the Wells Fargo Advantage Outlook 2010 Fund. Performance shown prior to the inception of the Class C shares on December 1, 1998, reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Performance shown prior to the inception of the Administrator Class shares on November 8, 1999, reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Performance shown prior to the inception of the Institutional Class shares on June 30, 2004, reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to the inception of the Investor Class shares on January 31, 2007, reflects the performance of the Administrator Class shares, adjusted to reflect Investor Class expenses (except during those periods in which expenses of the Investor Class would have been lower than those of the Administrator Class no such adjustment is reflected).

     Prior to June 26, 2006, the WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND was named the Wells Fargo Advantage Outlook 2020 Fund. Performance shown prior to the inception of the Class C shares on December 1, 1998, reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Performance shown prior to the inception of the Administrator Class shares on November 8, 1999, reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Performance shown prior to the inception of the Institutional Class shares on June 30, 2004, reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to the inception of the Investor Class shares on January 31, 2007, reflects the performance of the Administrator Class shares, adjusted to reflect Investor Class expenses (except during those periods in which expenses of the Investor Class would have been lower than those of the Administrator Class no such adjustment is reflected).

     Prior to June 26, 2006, the WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND was named the Wells Fargo Advantage Outlook 2030 Fund. Performance shown prior to the inception of the Class C shares on December 1, 1998, reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Performance shown prior to the inception of the Administrator Class shares on November 8, 1999, reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Performance shown prior to the inception of the Institutional Class shares n June 30, 2004, reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to the inception of the Investor Class shares on January 31, 2007, reflects the performance of the Administrator Class shares, adjusted to reflect Investor Class expenses (except during those periods in which expenses of the Investor Class would have been lower than those of the Administrator Class no such adjustment is reflected).

     Prior to June 26, 2006, the WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND was named the Wells Fargo Advantage Outlook 2040 Fund. Performance shown prior to the inception of the Class C shares on July 1, 1998, reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Performance shown prior to the inception of the Administrator Class shares on November 8, 1999, reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Performance shown prior to the inception of the Institutional Class shares on June 30, 2004, reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to the inception of the Investor Class shares on January 31, 2007, reflects the performance of the Administrator Class shares, adjusted to reflect Investor Class expenses (except during those periods in which expenses of the Investor Class would have been lower than those of the Administrator Class no such adjustment is reflected).

              Wells Fargo Advantage Dow Jones Target Date Funds 11


                             Performance Highlights

                   WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (CONTINUED)

(3) The Dow Jones Target Date Indexes (each an "Index" or collectively the "Indexes") are a series of Indexes designed as benchmarks for multi-asset class portfolios with risk profiles that became more conservative over time. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indexes with longer time horizons have higher allocations to equity securities, while the Indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. You cannot invest directly in an Index.

(4) The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an Index.

(5) The Lehman Brothers U.S. Aggregate Index includes bonds from the Treasury, government related, corporate agency, mortgage-backed securities, and asset-backed securities. You cannot invest directly in an Index.

(6) For the Class A, Class B, Class C, Administrator Class, and Institutional Class shares, reflects the gross expense ratio, including the underlying master portfolios' fees and expenses, as stated in the July 1, 2008 prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights. The gross expense ratios for the Investor Class shares reflect the gross expense ratios, including the underlying master portfolios' fees and expenses, as stated in the July 1, 2008 prospectus. These gross expense ratios are based on restated expected expenses for the current fiscal year, which differ from the gross expense ratios reflected in the Financial Highlights, which are based on the Funds' previous fiscal year expenses.

(7) The investment adviser has contractually committed through June 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. The investment adviser may also, from time to time, voluntarily waive additional fees and/or reimburse expenses as deemed appropriate by the investment adviser. Without these reductions, the Fund's returns would have been lower.

              12 Wells Fargo Advantage Dow Jones Target Date Funds


                                 Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Beginning         Ending         Expenses
                                                      Account Value   Account Value    Paid During      Net Annual
                                                        03-01-2008      08-31-2008    the Period(1)   Expense Ratio
                                                      -------------   -------------   -------------   -------------
WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND

CLASS A
   Actual                                               $1,000.00       $  983.20         $5.75           1.15%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,019.41         $5.85           1.15%

CLASS B
   Actual                                               $1,000.00       $  979.70         $9.48           1.90%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,015.63         $9.65           1.90%

CLASS C
   Actual                                               $1,000.00       $  979.90         $9.48           1.90%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,015.63         $9.65           1.90%

ADMINISTRATOR CLASS
   Actual                                               $1,000.00       $  984.80         $4.25           0.85%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,020.92         $4.33           0.85%

INSTITUTIONAL CLASS
   Actual                                               $1,000.00       $  985.80         $3.10           0.62%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,022.08         $3.16           0.62%

INVESTOR CLASS
   Actual                                               $1,000.00       $  983.80         $4.55           0.91%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,020.62         $4.63           0.91%

              Wells Fargo Advantage Dow Jones Target Date Funds 13


                                 Fund Expenses

                                                        Beginning         Ending         Expenses
                                                      Account Value   Account Value    Paid During      Net Annual
                                                        03-01-2008      08-31-2008    the Period(1)   Expense Ratio
                                                      -------------   -------------   -------------   -------------
WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND

CLASS A
   Actual                                               $1,000.00       $  976.50         $5.88           1.18%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,019.26         $6.01           1.18%

CLASS B
   Actual                                               $1,000.00       $  972.70         $9.60           1.93%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,015.48         $9.80           1.93%

CLASS C
   Actual                                               $1,000.00       $  973.30         $9.60           1.93%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,015.48         $9.80           1.93%

ADMINISTRATOR CLASS
   Actual                                               $1,000.00       $  978.00         $4.39           0.88%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,020.77         $4.48           0.88%

INSTITUTIONAL CLASS
   Actual                                               $1,000.00       $  979.00         $3.24           0.65%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,021.93         $3.31           0.65%

INVESTOR CLASS
   Actual                                               $1,000.00       $  977.90         $4.69           0.94%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,020.47         $4.79           0.94%

WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND

ADMINISTRATOR CLASS
   Actual                                               $1,000.00       $  974.60         $4.43           0.89%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,020.72         $4.53           0.89%

INSTITUTIONAL CLASS
   Actual                                               $1,000.00       $  976.30         $3.29           0.66%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,021.88         $3.36           0.66%

INVESTOR CLASS
   Actual                                               $1,000.00       $  975.50         $4.73           0.95%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,020.42         $4.84           0.95%

WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND

CLASS A
   Actual                                               $1,000.00       $  972.70         $5.97           1.20%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,019.16         $6.11           1.20%

CLASS B
   Actual                                               $1,000.00       $  968.90         $9.68           1.95%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,015.38         $9.91           1.95%

CLASS C
   Actual                                               $1,000.00       $  968.60         $9.68           1.95%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,015.38         $9.91           1.95%

ADMINISTRATOR CLASS
   Actual                                               $1,000.00       $  973.70         $4.48           0.90%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,020.67         $4.58           0.90%

INSTITUTIONAL CLASS
   Actual                                               $1,000.00       $  975.50         $3.34           0.67%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,021.83         $3.41           0.67%

INVESTOR CLASS
   Actual                                               $1,000.00       $  973.60         $4.78           0.96%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,020.37         $4.89           0.96%

              14 Wells Fargo Advantage Dow Jones Target Date Funds


                                 Fund Expenses

                                                        Beginning         Ending         Expenses
                                                      Account Value   Account Value    Paid During      Net Annual
                                                        03-01-2008      08-31-2008    the Period(1)   Expense Ratio
                                                      -------------   -------------   -------------   -------------
WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(2)

ADMINISTRATOR CLASS
   Actual                                               $1,000.00       $  973.50         $4.48           0.90%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,020.67         $4.58           0.90%

INSTITUTIONAL CLASS
   Actual                                               $1,000.00       $  972.60         $3.33           0.67%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,021.83         $3.41           0.67%

INVESTOR CLASS
   Actual                                               $1,000.00       $  972.40         $4.77           0.96%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,020.37         $4.89           0.96%

WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND

CLASS A
   Actual                                               $1,000.00       $  967.90         $6.00           1.21%
   Hypothetical (5% return before expenses)             $1,000.00       $1,019.11         $6.16           1.21%

CLASS B
   Actual                                               $1,000.00       $  963.80         $9.70           1.96%
   Hypothetical (5% return before expenses)             $1,000.00       $1,015.32         $9.96           1.96%

CLASS C
   Actual                                               $1,000.00       $  964.00         $9.70           1.96%
   Hypothetical (5% return before expenses)             $1,000.00       $1,015.32         $9.96           1.96%

ADMINISTRATOR CLASS
   Actual                                               $1,000.00       $  969.50         $4.52           0.91%
   Hypothetical (5% return before expenses)             $1,000.00       $1,020.62         $4.63           0.91%

INSTITUTIONAL CLASS
   Actual                                               $1,000.00       $  970.60         $3.38           0.68%
   Hypothetical (5% return before expenses)             $1,000.00       $1,021.78         $3.47           0.68%

INVESTOR CLASS
   Actual                                               $1,000.00       $  968.70         $4.81           0.97%
   Hypothetical (5% return before expenses)             $1,000.00       $1,020.32         $4.94           0.97%

WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(2)

ADMINISTRATOR CLASS
   Actual                                               $1,000.00       $  968.00         $4.56           0.92%
   Hypothetical (5% return before expenses)             $1,000.00       $1,020.57         $4.69           0.92%

INSTITUTIONAL CLASS
   Actual                                               $1,000.00       $  967.70         $3.42           0.69%
   Hypothetical (5% return before expenses)             $1,000.00       $1,021.73         $3.52           0.69%

INVESTOR CLASS
   Actual                                               $1,000.00       $  968.30         $4.86           0.98%
   Hypothetical (5% return before expenses)             $1,000.00       $1,020.27         $4.99           0.98%

              Wells Fargo Advantage Dow Jones Target Date Funds 15


                                 Fund Expenses

                                                        Beginning         Ending         Expenses
                                                      Account Value   Account Value    Paid During      Net Annual
                                                        03-01-2008      08-31-2008    the Period(1)   Expense Ratio
                                                      -------------   -------------   -------------   -------------
WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND

CLASS A
   Actual                                               $1,000.00       $  965.50         $ 6.04          1.22%
   Hypothetical (5% return before expenses)             $1,000.00       $1,019.06         $ 6.21          1.22%

CLASS B
   Actual                                               $1,000.00       $  961.50         $ 9.74          1.97%
   Hypothetical (5% return before expenses)             $1,000.00       $1,015.27         $10.01          1.97%

CLASS C
   Actual                                               $1,000.00       $  961.50         $ 9.74          1.97%
   Hypothetical (5% return before expenses)             $1,000.00       $1,015.27         $10.01          1.97%

ADMINISTRATOR CLASS
   Actual                                               $1,000.00       $  966.70         $ 4.56          0.92%
   Hypothetical (5% return before expenses)             $1,000.00       $1,020.57         $ 4.69          0.92%

INSTITUTIONAL CLASS
   Actual                                               $1,000.00       $  968.50         $ 3.42          0.69%
   Hypothetical (5% return before expenses)             $1,000.00       $1,021.73         $ 3.52          0.69%

INVESTOR CLASS
   Actual                                               $1,000.00       $  966.60         $ 4.86          0.98%
   Hypothetical (5% return before expenses)             $1,000.00       $1,020.27         $ 4.99          0.98%

WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND

ADMINISTRATOR CLASS
   Actual                                               $1,000.00       $  964.90         $ 4.56          0.92%
   Hypothetical (5% return before expenses)             $1,000.00       $1,020.57         $ 4.69          0.92%

INSTITUTIONAL CLASS
   Actual                                               $1,000.00       $  966.20         $ 3.42          0.69%
   Hypothetical (5% return before expenses)             $1,000.00       $1,021.73         $ 3.52          0.69%

INVESTOR CLASS
   Actual                                               $1,000.00       $  965.10         $ 4.85          0.98%
   Hypothetical (5% return before expenses)             $1,000.00       $1,020.27         $ 4.99          0.98%

WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND

ADMINISTRATOR CLASS
   Actual                                               $1,000.00       $  967.20         $ 4.56          0.92%
   Hypothetical (5% return before expenses)             $1,000.00       $1,020.57         $ 4.69          0.92%

INSTITUTIONAL CLASS
   Actual                                               $1,000.00       $  969.00         $ 3.42          0.69%
   Hypothetical (5% return before expenses)             $1,000.00       $1,021.73         $ 3.52          0.69%

INVESTOR CLASS
   Actual                                               $1,000.00       $  967.40         $ 4.86          0.98%
   Hypothetical (5% return before expenses)             $1,000.00       $1,020.27         $ 4.99          0.98%

----------
(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 366 (to reflect the six month period).

(2) The contractual net operating expense ratios shown for the Target 2025 and Target 2035 Funds differ from the net expense ratios reflected in the Financial Highlights, which are based on the blended net expense ratios of these Funds inclusive of the additional voluntary waivers and/or reimbursements made by the Investment adviser.

              16 Wells Fargo Advantage Dow Jones Target Date Funds


              Portfolio of Investments--August 31, 2008 (Unaudited)

DOW JONES TARGET TODAY FUND

 FACE/SHARE
   AMOUNT     SECURITY NAME                                                           VALUE
-----------   --------------------------------------------------------            ------------
INVESTMENTS IN AFFILIATEDMASTER PORTFOLIOS: 99.78%
         NA   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO            $ 98,901,851
         NA   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                     26,228,849
         NA   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                          33,313,505
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $160,335,338)              158,444,205
                                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $160,335,338)*                                                   99.78%  $158,444,205
OTHER ASSETS AND LIABILITIES, NET                                          0.22        341,419
                                                                         ------   ------------
TOTAL NET ASSETS                                                         100.00%  $158,785,624
                                                                         ------   ------------

DOW JONES TARGET 2010 FUND


 FACE/SHARE
   AMOUNT     SECURITY NAME                                                           VALUE
-----------   --------------------------------------------------------            ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.99%
         NA   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO            $279,847,820
         NA   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                    152,624,664
         NA   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                          18,031,028

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $460,313,459)              450,503,512
                                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $460,313,459)*                                                   99.99%  $450,503,512
OTHER ASSETS AND LIABILITIES, NET                                          0.01         24,275
                                                                         ------   ------------
TOTAL NET ASSETS                                                         100.00%  $450,527,787
                                                                         ------   ------------

DOW JONES TARGET 2015 FUND

 FACE/SHARE
   AMOUNT     SECURITY NAME                                                           VALUE
-----------   --------------------------------------------------------             -----------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.26%

        NA    WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO             $17,160,543
        NA    WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                     15,326,185
        NA    WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                           1,354,373
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $34,952,456)                33,841,101
                                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
   (COST $34,952,456)*                                                   100.26%   $33,841,101
OTHER ASSETS AND LIABILITIES, NET                                         (0.26)       (86,408)
                                                                         ------    -----------
TOTAL NET ASSETS                                                         100.00%   $33,754,693
                                                                         ------    -----------

----------
* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 17


             Portfolio of Investments--August 31, 2008 (Unaudited)

DOW JONES TARGET 2020 FUND

 FACE/SHARE
   AMOUNT     SECURITY NAME                                                           VALUE
-----------   --------------------------------------------------------            ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.00%
         NA   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO            $327,304,750
         NA   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                    481,605,124
         NA   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                          33,720,770
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $873,856,054)              842,630,644
                                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $873,856,054)*                                                  100.00%  $842,630,644
OTHER ASSETS AND LIABILITIES, NET                                          0.00        (30,270)
                                                                         ------   ------------
TOTAL NET ASSETS                                                         100.00%  $842,600,374
                                                                         ------   ------------

DOW JONES TARGET 2025 FUND

 FACE/SHARE
   AMOUNT     SECURITY NAME                                                           VALUE
-----------   --------------------------------------------------------            ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.11%
         NA   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO            $ 10,473,194
         NA   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                     26,266,756
         NA   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                           1,531,470
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $40,138,300)                38,271,420
                                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $40,138,300)*                                                   100.11%  $ 38,271,420
OTHER ASSETS AND LIABILITIES, NET                                         (0.11)       (43,527)
                                                                         ------   ------------
TOTAL NET ASSETS                                                         100.00%  $ 38,227,893
                                                                         ------   ------------

DOW JONES TARGET 2030 FUND

 FACE/SHARE
   AMOUNT     SECURITY NAME                                                           VALUE
-----------   --------------------------------------------------------            ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.00%
        NA    WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO            $104,208,044
        NA    WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                    470,022,159
        NA    WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                          23,934,571
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $632,505,295)              598,164,774
                                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $632,505,295)*                                                  100.00%  $598,164,774
OTHER ASSETS AND LIABILITIES, NET                                          0.00        (21,430)
                                                                         ------   ------------
TOTAL NET ASSETS                                                         100.00%  $598,143,344
                                                                         ------   ------------

----------
* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

              18 Wells Fargo Advantage Dow Jones Target Date Funds


              Portfolio of Investments--August 31, 2008 (Unaudited)

DOW JONES TARGET 2035 FUND

 FACE/SHARE
   AMOUNT     SECURITY NAME                                                           VALUE
-----------   --------------------------------------------------------            ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.31%
         NA   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO            $  2,265,936
         NA   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                     19,346,420
         NA   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                             900,795
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $23,824,212)                22,513,151
                                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $23,824,212)*                                                   100.31%  $ 22,513,151
OTHER ASSETS AND LIABILITIES, NET                                         (0.31)       (68,571)
                                                                         ------   ------------
TOTAL NET ASSETS                                                         100.00%  $ 22,444,580
                                                                         ------   ------------

DOW JONES TARGET 2040 FUND

 FACE/SHARE
   AMOUNT     SECURITY NAME                                                           VALUE
-----------   --------------------------------------------------------            ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.05%
         NA   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO            $ 25,870,169
         NA   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                    381,228,339
         NA   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                          16,966,943
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $446,350,129)              424,065,451
                                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $446,350,129)*                                                  100.05%  $424,065,451
OTHER ASSETS AND LIABILITIES, NET                                         (0.05)      (224,481)
                                                                         ------   ------------
TOTAL NET ASSETS                                                         100.00%  $423,840,970
                                                                         ------   ------------

----------
* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 19


             Portfolio of Investments--August 31, 2008 (Unaudited)

DOW JONES TARGET 2045 FUND

 FACE/SHARE
   AMOUNT     SECURITY NAME                                                           VALUE
-----------   --------------------------------------------------------            ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.64%
         NA   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO            $    477,436
         NA   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                      7,791,587
         NA   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                             344,651
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $9,136,716)                  8,613,674
                                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $9,136,716)*                                                    100.64%  $  8,613,674
OTHER ASSETS AND LIABILITIES, NET                                         (0.64)       (54,593)
                                                                         ------   ------------
TOTAL NET ASSETS                                                         100.00%  $  8,559,081
                                                                         ------   ------------

DOW JONES TARGET 2050 FUND

 FACE/SHARE
   AMOUNT     SECURITY NAME                                                           VALUE
-----------   --------------------------------------------------------            ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.14%
         NA   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO            $  1,590,335
         NA   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                     25,953,723
         NA   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                           1,148,008
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $30,322,582)                28,692,066
                                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
  (COST $30,322,582)*                                                    100.14%  $ 28,692,066
OTHER ASSETS AND LIABILITIES, NET                                        (0.14)        (39,497)
                                                                         ------   ------------
TOTAL NET ASSETS                                                         100.00%  $ 28,652,569
                                                                         ------   ------------

----------
* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

              20 Wells Fargo Advantage Dow Jones Target Date Funds


        Statements of Assets and Liabilities--August 31, 2008 (Unaudited)

                                                            Target Today    Target 2010
                                                                Fund            Fund
                                                            ------------   ------------
ASSETS
   Investments
      In securities, at market value ....................   $158,444,205   $450,503,512
                                                            ------------   ------------
   Total investments at market value (see cost below) ...    158,444,205    450,503,512
                                                            ------------   ------------
   Receivable for Fund shares issued ....................        477,568        272,665
   Receivable from investment advisor and affiliates ....              0              0
                                                            ------------   ------------
Total assets ............................................    158,921,773    450,776,177
                                                            ------------   ------------
LIABILITIES
   Payable for Fund shares redeemed .....................         66,670         47,827
   Payable to investment advisor and affiliates
      (Note 3) ..........................................         45,679        113,493
   Accrued expenses and other liabilities ...............         23,800         87,070
                                                            ------------   ------------
Total liabilities .......................................        136,149        248,390
                                                            ------------   ------------
TOTAL NET ASSETS ........................................   $158,785,624   $450,527,787
                                                            ============   ============
NET ASSETS CONSIST OF
   Paid-in capital ......................................   $159,425,938   $453,868,704
   Undistributed net investment income (loss) ...........        925,684      2,823,438
   Undistributed net realized gain (loss) on
      investments .......................................        322,373      3,651,788
   Net unrealized appreciation (depreciation) of
      investments, foreign currencies and translation of
      assets and liabilities denominated in foreign
      currencies ........................................     (1,888,371)    (9,816,143)
                                                            ------------   ------------
TOTAL NET ASSETS ........................................   $158,785,624   $450,527,787
                                                            ============   ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER
   SHARE(1)
   Net assets - Class A .................................   $ 29,605,216   $ 56,585,352
   Shares outstanding - Class A .........................      3,022,668      4,624,785
   Net asset value per share - Class A ..................   $       9.79   $      12.24
   Maximum offering price per share - Class A(2) ........   $      10.39   $      12.99
   Net assets - Class B .................................   $  6,411,834   $  6,968,886
   Shares outstanding - Class B .........................        639,691        568,252
   Net asset value and offering price per share -
      Class B ...........................................   $      10.02   $      12.26
   Net assets - Class C .................................   $  6,045,995   $  3,274,300
   Shares outstanding - Class C .........................        605,394        264,536
   Net asset value and offering price per share -
      Class C ...........................................   $       9.99   $      12.38
   Net assets - Administrator Class .....................   $ 44,432,626   $129,657,882
   Shares outstanding - Administrator Class .............      4,452,175     10,502,072
   Net asset value and offering price per share -
      Administrator Class ...............................   $       9.98   $      12.35
   Net assets - Institutional Class .....................   $ 63,127,838   $243,920,799
   Shares outstanding - Institutional Class .............      6,327,363     19,758,952
   Net asset value and offering price per share -
      Institutional Class ...............................   $       9.98   $      12.35
   Net assets - Investor Class ..........................   $  9,162,115   $ 10,120,568
   Shares outstanding - Investor Class ..................        919,428        821,073
   Net asset value and offering price per share -
      Investor Class ....................................   $       9.97   $      12.33
                                                            ------------   ------------
Investments at cost .....................................   $160,335,338   $460,313,459
                                                            ------------   ------------

(1)  Each Fund has an unlimited number of authorized shares.

(2) Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 21


        Statements of Assets and Liabilities--August 31, 2008 (Unaudited)

Target 2015    Target 2020   Target 2025    Target 2030   Target 2035    Target 2040
   Fund           Fund          Fund           Fund           Fund          Fund
-----------   ------------   -----------   ------------   -----------   ------------


$33,841,101   $842,630,644   $38,271,420   $598,164,774   $22,513,151   $424,065,451
-----------   ------------   -----------   ------------   -----------   ------------
 33,841,101    842,630,644    38,271,420    598,164,774    22,513,151    424,065,451
-----------   ------------   -----------   ------------   -----------   ------------
      4,027        413,047        26,843        271,971         6,182         69,556
          0              0         9,447              0             0              0
-----------   ------------   -----------   ------------   -----------   ------------
 33,845,128    843,043,691    38,307,710    598,436,745    22,519,333    424,135,007
-----------   ------------   -----------   ------------   -----------   ------------

          0         71,128             0         45,345             0         43,343
      3,758        219,902             0        151,666            40        125,857
     86,677        152,287        79,817         96,390        74,713        124,837
-----------   ------------   -----------   ------------   -----------   ------------
     90,435        443,317        79,817        293,401        74,753        294,037
-----------   ------------   -----------   ------------   -----------   ------------
$33,754,693   $842,600,374   $38,227,893   $598,143,344   $22,444,580   $423,840,970
===========   ============   ===========   ============   ===========   ============

$35,819,959   $861,024,341   $40,369,730   $622,886,036   $24,116,581   $432,928,526
   (537,404)     3,977,164       174,791      1,939,850        64,473        955,916
   (415,941)     8,836,617      (448,877)     7,675,830      (424,937)    12,204,880




 (1,111,921)   (31,237,748)   (1,867,751)   (34,358,372)   (1,311,537)   (22,248,352)
-----------   ------------   -----------   ------------   -----------   ------------
$33,754,693   $842,600,374   $38,227,893   $598,143,344   $22,444,580   $423,840,970
===========   ============   ===========   ============   ===========   ============


         NA   $117,321,670            NA   $ 89,340,494            NA   $132,436,390
         NA      8,842,936            NA      6,474,845            NA      8,602,084
         NA   $      13.27            NA   $      13.80            NA   $      15.40
         NA   $      14.08            NA   $      14.64            NA   $      16.34
         NA   $  8,837,435            NA   $  6,061,110            NA   $  7,461,608
         NA        672,177            NA        447,809            NA        506,111
         NA   $      13.15            NA   $      13.54            NA   $      14.74
         NA   $  2,837,528            NA   $  2,098,252            NA   $  2,491,570
         NA        214,000            NA        154,787            NA        169,416
         NA   $      13.26            NA   $      13.56            NA   $      14.71
$12,407,890   $232,042,334   $ 9,492,299   $150,297,975   $ 5,595,017   $101,008,062
  1,313,665     17,264,580     1,034,304     10,777,776       630,953      6,457,410

$      9.45   $      13.44   $      9.18   $      13.95   $      8.87   $      15.64
$14,262,647   $464,465,118   $20,272,812   $335,015,130   $10,226,685   $172,323,277
  1,526,672     34,492,802     2,217,342     24,014,344     1,162,683     11,005,812

$      9.34   $      13.47   $      9.14   $      13.95   $      8.80   $      15.66
$ 7,084,156   $ 17,096,289   $ 8,462,782   $ 15,330,383   $ 6,622,878   $  8,120,063
    749,416      1,271,925       923,363      1,100,058       745,195        519,376

$      9.45   $      13.44   $      9.17   $      13.94   $      8.89   $      15.63
-----------   ------------   -----------   ------------   -----------   ------------
$34,952,456   $873,856,054   $40,138,300   $632,505,295   $23,824,212   $446,350,129
-----------   ------------   -----------   ------------   -----------   ------------

              22 Wells Fargo Advantage Dow Jones Target Date Funds


        Statements of Assets and Liabilities--August 31, 2008 (Unaudited)

                                                            Target 2045   Target 2050
                                                                Fund          Fund
                                                            -----------   -----------
ASSETS
   Investments
      In securities, at market value ....................    $8,613,674   $28,692,066
                                                             ----------   -----------
   Total investments at market value (see cost below) ...     8,613,674    28,692,066
                                                             ----------   -----------
   Receivable for Fund shares issued ....................        20,701        42,509
   Receivable from investment advisor and affiliates ....         2,945             0
                                                             ----------   -----------
Total assets ............................................     8,637,320    28,734,575
                                                             ----------   -----------
LIABILITIES
   Payable to investment advisor and affiliates
      (Note 3) ..........................................             0         1,208
   Accrued expenses and other liabilities ...............        78,239        80,798
                                                             ----------   -----------
Total liabilities .......................................        78,239        82,006
                                                             ----------   -----------
TOTAL NET ASSETS ........................................    $8,559,081   $28,652,569
                                                             ==========   ===========
NET ASSETS CONSIST OF
   Paid-in capital ......................................    $9,175,542   $30,615,248
   Undistributed net investment income (loss) ...........        24,161        79,454
   Undistributed net realized gain (loss) on
      investments .......................................      (117,424)     (410,983)
   Net unrealized appreciation (depreciation) of
      investments, foreign currencies and translation of
      assets and liabilities denominated in foreign
      currencies ........................................      (523,198)   (1,631,150)
                                                             ----------   -----------
TOTAL NET ASSETS ........................................    $8,559,081   $28,652,569
                                                             ==========   ===========
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER
   SHARE(1)
   Net assets - Administrator Class .....................    $1,704,172   $10,062,310
   Shares outstanding - Administrator Class .............       194,173     1,144,118
   Net asset value and offering price per share -
      Administrator Class ...............................    $     8.78   $      8.79
   Net assets - Institutional Class .....................    $5,346,852   $17,750,628
   Shares outstanding - Institutional Class .............       612,247     2,020,158
   Net asset value and offering price per share -
      Institutional Class ...............................    $     8.73   $      8.79
   Net assets - Investor Class ..........................    $1,508,057   $   839,631
   Shares outstanding - Investor Class ..................       171,253        95,316
   Net asset value and offering price per share -
      Investor Class ....................................    $     8.81   $      8.81
                                                             ----------   -----------
Investments at cost .....................................    $9,136,716   $30,322,582
                                                             ----------   -----------

(1)  Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

              24 Wells Fargo Advantage Dow Jones Target Date Funds


 Statements of Operations--For the Six Months Ended August 31, 2008 (Unaudited)

                                                                                            Target Today   Target 2010
                                                                                                Fund           Fund
                                                                                            ------------   ------------
INVESTMENT INCOME
   Dividends allocated from affiliated Master Portfolios(1) .............................   $   459,325    $  2,321,980
   Interest allocated from affiliated Master Portfolios .................................     2,583,184       6,337,467
   Expenses allocated from affiliated Master Portfolios .................................      (260,223)       (850,053)
   Waivers allocated from affiliated Master Portfolios ..................................         1,637           1,762
                                                                                            -----------    ------------
Total investment income .................................................................     2,783,923       7,811,156
                                                                                            -----------    ------------
EXPENSES
   Advisory fees ........................................................................       198,718         575,066
   Administration fees
      Fund Level ........................................................................        39,744         115,013
      Class A ...........................................................................        42,660          83,579
      Class B ...........................................................................        10,287          11,673
      Class C ...........................................................................         9,151           4,866
      Administrator Class ...............................................................        23,082          66,517
      Institutional Class ...............................................................        24,831          99,185
      Investor Class ....................................................................        12,448          14,774
   Shareholder servicing fees (Note 3) ..................................................       120,833         264,898
   Accounting fees ......................................................................        18,199          24,336
   Distribution fees (Note 3)
      Class B ...........................................................................        27,554          31,267
      Class C ...........................................................................        24,512          13,034
   Professional fees ....................................................................        12,948          11,769
   Registration fees ....................................................................        43,776          37,227
   Shareholder reports ..................................................................        14,529          45,638
   Trustees' fees .......................................................................         4,323           4,323
   Other fees and expenses ..............................................................         4,846           7,272
                                                                                            -----------    ------------
Total expenses ..........................................................................       632,441       1,410,437
                                                                                            -----------    ------------
LESS
   Waived fees and reimbursed expenses (Note 3) .........................................      (166,149)       (365,782)
   Net expenses .........................................................................       466,292       1,044,655
                                                                                            -----------    ------------
Net investment income (loss) ............................................................     2,317,631       6,766,501
                                                                                            -----------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities transactions allocated from Master Portfolios .............................       (39,752)      2,465,699
   Futures transactions allocated from Master Portfolios ................................         2,160         (32,174)
                                                                                            -----------    ------------
Net realized gain and loss from investments .............................................       (37,592)      2,433,525
                                                                                            -----------    ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities transactions allocated from Master Portfolios .............................    (4,854,314)    (19,385,128)
   Forwards, futures, options, swaps and short sales allocated from Master Portfolios ...             0               0
                                                                                            -----------    ------------
Net change in unrealized appreciation (depreciation) of investments .....................    (4,854,314)    (19,385,128)
                                                                                            -----------    ------------
Net realized and unrealized gain (loss) on investments ..................................    (4,891,906)    (16,951,603)
                                                                                            -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................   $(2,574,275)   $(10,185,102)
                                                                                            ===========    ============
(1)  Net of foreign withholding taxes of ................................................   $    35,045    $    158,425

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 25


 Statements of Operations--For the Six Months Ended August 31, 2008 (Unaudited)

Target 2015    Target 2020   Target 2025    Target 2030   Target 2035    Target 2040   Target 2045   Target 2050
    Fund          Fund           Fund          Fund           Fund          Fund           Fund          Fund
-----------   ------------   -----------   ------------   -----------   ------------   -----------   -----------

$   177,025   $  6,456,593   $   288,432   $  5,992,972   $   195,575   $  4,840,347    $  82,800    $   254,634
    319,695      7,353,557       205,574      2,503,017        48,789        788,265       12,853         39,881
    (53,364)    (1,619,984)      (64,009)    (1,190,750)      (37,114)      (871,930)     (15,091)       (46,897)
         96          2,623            89          1,486            41            932           16             47
-----------   ------------   -----------   ------------   -----------   ------------    ---------    -----------
    443,452     12,192,789       430,086      7,306,725       207,291      4,757,614       80,578        247,665
-----------   ------------   -----------   ------------   -----------   ------------    ---------    -----------

     35,208      1,051,421        40,627        745,794        22,845        536,387        9,178         28,744

      7,042        210,284         8,125        149,159         4,569        107,277        1,836          5,749
         NA        173,240            NA        132,300            NA        196,938           NA             NA
         NA         14,132            NA          9,359            NA         12,015           NA             NA
         NA          4,428            NA          3,252            NA          4,046           NA             NA
      5,873        117,081         4,252         77,157         2,280         52,357          688          4,001
      4,755        182,076         7,497        130,486         3,850         66,276        1,967          5,771
      8,853         29,021        10,265         24,717         7,978         12,874        2,051          1,108
     20,290        482,206        17,200        337,918        10,815        329,124        3,033         10,710
     14,603         40,682        15,187         29,261        16,098         25,096       15,327         15,291

         NA         37,854            NA         25,068            NA         32,182           NA             NA
         NA         11,861            NA          8,711            NA         10,837           NA             NA
     12,262         11,835        12,262         13,117        12,262         10,354       12,262         12,262
     24,999         46,990        26,040         46,771        22,385         45,050       25,194         26,452
     12,554         54,923        12,540         40,093        12,442         53,952       12,344         12,467
      4,323          4,323         4,323          4,323         4,323          4,323        4,323          4,323
      3,052         10,310         3,057          8,512         2,956          8,196        2,937          2,960
-----------   ------------   -----------   ------------   -----------   ------------    ---------    -----------
    153,814      2,482,667       161,375      1,785,998       122,803      1,507,284       91,140        129,838
-----------   ------------   -----------   ------------   -----------   ------------    ---------    -----------

    (94,045)      (578,632)     (160,288)      (442,804)      (98,817)      (321,644)     (77,777)       (87,328)
     59,769      1,904,035         1,087      1,343,194        23,986      1,185,640       13,363         42,510
-----------   ------------   -----------   ------------   -----------   ------------    ---------    -----------
    383,683     10,288,754       428,999      5,963,531       183,305      3,571,974       67,215        205,155
-----------   ------------   -----------   ------------   -----------   ------------    ---------    -----------


    (70,478)     5,306,826        17,130      3,533,497        84,002      4,575,706       45,053        127,238
     (2,997)       (70,962)       (5,490)      (106,157)       (3,328)        12,599       (1,118)        (3,022)
-----------   ------------   -----------   ------------   -----------   ------------    ---------    -----------
    (73,475)     5,235,864        11,640      3,427,340        80,674      4,588,305       43,935        124,216
-----------   ------------   -----------   ------------   -----------   ------------    ---------    -----------

 (1,091,121)   (38,019,035)   (1,515,028)   (28,030,098)   (1,042,373)   (22,728,118)    (419,170)    (1,240,439)
     (5,649)             0        (9,672)             0        (7,584)             0       (2,999)       (10,456)
-----------   ------------   -----------   ------------   -----------   ------------    ---------    -----------
 (1,096,770)   (38,019,035)   (1,524,700)   (28,030,098)   (1,049,957)   (22,728,118)    (422,169)    (1,250,895)
-----------   ------------   -----------   ------------   -----------   ------------    ---------    -----------
 (1,170,245)   (32,783,171)   (1,513,060)   (24,602,758)     (969,283)   (18,139,813)    (378,234)    (1,126,679)
-----------   ------------   -----------   ------------   -----------   ------------    ---------    -----------
$  (786,562)  $(22,494,417)  $(1,084,061)  $(18,639,227)  $  (785,978)  $(14,567,839)   $(311,019)   $  (921,524)
===========   ============   ===========   ============   ===========   ============    =========    ===========
$    11,032   $    386,979   $    16,538   $    337,741   $    10,740   $    266,996    $   4,549    $    14,053

              26 Wells Fargo Advantage Dow Jones Target Date Funds


                       Statements of Changes in Net Assets

                                                                                       TARGET TODAY FUND
                                                                             ------------------------------------
                                                                                  For the
                                                                             Six Months Ended        For the
                                                                              August 31, 2008       Year Ended
                                                                                (Unaudited)     February 29, 2008
                                                                             ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................................     $146,979,992       $  92,056,790
OPERATIONS
   Net investment income (loss) ..........................................        2,317,631           3,946,840
   Net realized gain (loss) on investments ...............................          (37,592)          2,146,348
   Net change in unrealized appreciation (depreciation) of investments ...       (4,854,314)           (634,032)
                                                                               ------------       -------------
Net increase (decrease) in net assets resulting from operations ..........       (2,574,275)          5,459,156
                                                                               ------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ............................................................         (431,458)         (1,198,526)
      Class B ............................................................          (72,522)           (263,874)
      Class C ............................................................          (67,191)           (209,971)
      Administrator Class ................................................         (708,153)           (983,734)
      Institutional Class ................................................       (1,005,802)         (1,146,588)
      Investor Class .....................................................          (90,242)            (21,742)
   Net realized gain on sales of investments
      Class A ............................................................                0            (339,070)
      Class B ............................................................                0             (93,051)
      Class C ............................................................                0             (75,208)
      Administrator Class ................................................                0            (421,583)
      Institutional Class ................................................                0            (393,287)
      Investor Class .....................................................                0              (9,014)
                                                                               ------------       -------------
Total distributions to shareholders ......................................       (2,375,368)         (5,155,648)
                                                                               ------------       -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...................................        5,631,799           9,783,743
   Reinvestment of distributions - Class A ...............................          416,853           1,481,981
   Cost of shares redeemed - Class A .....................................       (5,920,070)        (16,321,900)
                                                                               ------------       -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class A .............................................          128,582          (5,056,176)
                                                                               ------------       -------------
   Proceeds from shares sold - Class B ...................................           14,305              68,632
   Reinvestment of distributions - Class B ...............................           65,832             332,020
   Cost of shares redeemed - Class B .....................................       (1,865,736)         (3,361,075)
                                                                               ------------       -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class B .............................................       (1,785,599)         (2,960,423)
                                                                               ------------       -------------
   Proceeds from shares sold - Class C ...................................           14,809             119,415
   Reinvestment of distributions - Class C ...............................           62,029             264,110
   Cost of shares redeemed - Class C .....................................         (710,079)         (1,808,367)
                                                                               ------------       -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class C .............................................         (633,241)         (1,424,842)
                                                                               ------------       -------------
   Proceeds from shares sold - Administrator Class .......................       37,945,936         107,853,885
   Reinvestment of distributions - Administrator Class ...................          707,951           1,404,770
   Cost of shares redeemed - Administrator Class .........................      (41,272,055)        (77,561,582)
                                                                               ------------       -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Administrator Class .................................       (2,618,168)         31,697,073
                                                                               ------------       -------------
   Proceeds from shares sold - Institutional Class .......................       85,659,775         115,314,341
   Reinvestment of distributions - Institutional Class ...................          998,098           1,539,875
   Cost of shares redeemed - Institutional Class .........................      (71,665,986)        (87,189,078)
                                                                               ------------       -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Institutional Class .................................       14,991,887          29,665,138
                                                                               ------------       -------------
   Proceeds from shares sold - Investor Class ............................        7,812,068           3,172,643
   Reinvestment of distributions - Investor Class ........................           90,242              30,583
   Cost of shares redeemed - Investor Class ..............................       (1,230,496)           (504,302)
                                                                               ------------       -------------
   Net increase (decrease) in net assets resulting from capital share
      transaction - Investor Class .......................................        6,671,814           2,698,924
                                                                               ------------       -------------
Net increase (decrease) in net assets resulting from capital share
   transactions - Total ..................................................       16,755,275          54,619,694
                                                                               ------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................       11,805,632          54,923,202
                                                                               ============       =============
ENDING NET ASSETS ........................................................     $158,785,624       $ 146,979,992
                                                                               ============       =============

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 27


                       Statements of Changes in Net Assets

          TARGET 2010 FUND                       TARGET 2015 FUND                       TARGET 2020 FUND
------------------------------------   ------------------------------------   ------------------------------------
     For the                                For the                                For the
Six Months Ended        For the        Six Months Ended        For the        Six Months Ended        For the
 August 31, 2008       Year Ended       August 31, 2008      Period Ended      August 31, 2008       Year Ended
   (Unaudited)     February 29, 2008      (Unaudited)     February 29, 2008      (Unaudited)     February 29, 2008
----------------   -----------------   ----------------   -----------------   ----------------   -----------------

 $ 424,028,803       $ 269,094,418       $ 21,691,396       $          0       $ 753,057,819       $ 513,661,995

     6,766,501          11,162,959            383,683            176,457          10,288,754          16,030,833
     2,433,525           7,750,964            (73,475)          (328,631)          5,235,864          21,472,067
   (19,385,128)         (4,396,404)        (1,096,770)           (15,151)        (38,019,035)        (33,130,485)
 -------------       -------------       ------------       ------------       -------------       -------------
   (10,185,102)         14,517,519           (786,562)          (167,325)        (22,494,417)          4,372,415
 -------------       -------------       ------------       ------------       -------------       -------------


      (829,870)         (2,016,564)                NA                 NA          (1,254,929)         (3,246,842)
       (82,844)           (277,184)                NA                 NA             (64,579)           (199,338)
       (35,461)            (88,175)                NA                 NA             (21,156)            (55,022)
    (1,992,525)         (4,049,087)          (434,841)           (41,589)         (2,643,379)         (5,499,181)
    (4,011,021)         (4,426,294)          (420,595)           (44,254)         (5,628,266)         (6,732,139)
      (108,922)            (58,289)          (164,693)            (4,796)           (163,582)           (124,744)

             0            (801,475)                NA                 NA                   0          (3,559,072)
             0            (136,992)                NA                 NA                   0            (319,221)
             0             (48,176)                NA                 NA                   0             (89,531)
             0          (1,745,257)                 0                  0                   0          (6,080,957)
             0          (2,408,591)                 0                  0                   0          (8,484,625)
             0             (41,237)                 0                  0                   0            (217,943)
 -------------       -------------       ------------       ------------       -------------       -------------
    (7,060,643)        (16,097,321)        (1,020,129)           (90,639)         (9,775,891)        (34,608,615)
 -------------       -------------       ------------       ------------       -------------       -------------

     7,783,877          21,826,856                 NA                 NA          16,614,470          43,772,142
       811,309           2,762,389                 NA                 NA           1,233,637           6,716,285
   (10,754,201)        (33,691,253)                NA                 NA         (20,425,590)        (74,483,288)
 -------------       -------------       ------------       ------------       -------------       -------------

    (2,159,015)         (9,102,008)                NA                 NA          (2,577,483)        (23,994,861)
 -------------       -------------       ------------       ------------       -------------       -------------
        82,314             186,782                 NA                 NA              38,180             284,878
        78,725             395,193                 NA                 NA              59,927             467,100
    (2,624,239)         (6,138,601)                NA                 NA          (2,435,488)         (5,810,673)
 -------------       -------------       ------------       ------------       -------------       -------------

    (2,463,200)         (5,556,626)                NA                 NA          (2,337,381)         (5,058,695)
 -------------       -------------       ------------       ------------       -------------       -------------
        43,952              76,687                 NA                 NA             228,981             209,689
        33,847             130,591                 NA                 NA              19,591             134,133
      (283,871)           (805,821)                NA                 NA            (611,567)         (1,025,398)
 -------------       -------------       ------------       ------------       -------------       -------------

      (206,072)           (598,543)                NA                 NA            (362,995)           (681,576)
 -------------       -------------       ------------       ------------       -------------       -------------
    49,355,110         190,794,127         13,606,223         23,041,088         101,114,916         262,735,749
     1,992,472           5,791,974            434,841             41,589           2,643,377          11,580,137
   (55,199,836)       (157,546,313)       (10,218,462)       (13,500,229)        (96,846,863)       (207,514,798)
 -------------       -------------       ------------       ------------       -------------       -------------

    (3,852,254)         39,039,788          3,822,602          9,582,448           6,911,430          66,801,088
 -------------       -------------       ------------       ------------       -------------       -------------
   193,456,696         402,462,892         12,970,357         26,527,974         391,732,404         696,625,069
     3,990,824           6,834,885            327,879             44,254           5,592,381          15,216,763
  (150,622,685)       (281,267,271)        (8,426,863)       (16,470,911)       (282,739,429)       (491,650,324)
 -------------       -------------       ------------       ------------       -------------       -------------

    46,824,835         128,030,506          4,871,373         10,101,317         114,585,356         220,191,508
 -------------       -------------       ------------       ------------       -------------       -------------
     7,174,201          10,356,439          5,549,833          2,411,825          10,040,385          18,963,661
       106,132              99,526            164,694              4,796             163,582             342,579
    (1,679,898)         (5,754,895)          (538,514)          (151,026)         (4,610,031)         (6,931,680)
 -------------       -------------       ------------       ------------       -------------       -------------

     5,600,435           4,701,070          5,176,013          2,265,595           5,593,936          12,374,560
 -------------       -------------       ------------       ------------       -------------       -------------

    43,744,729         156,514,187         13,869,988         21,949,360         121,812,863         269,632,024
 -------------       -------------       ------------       ------------       -------------       -------------
    26,498,984         154,934,385         12,063,297         21,691,396          89,542,555         239,395,824
 =============       =============       ============       ============       =============       =============
 $ 450,527,787       $ 424,028,803       $ 33,754,693       $ 21,691,396       $ 842,600,374       $ 753,057,819
 =============       =============       ============       ============       =============       =============

              28 Wells Fargo Advantage Dow Jones Target Date Funds


                       Statements of Changes in Net Assets

                                                                                        TARGET TODAY FUND
                                                                             ------------------------------------
                                                                                  For the
                                                                             Six Months Ended       For the
                                                                              August 31, 2008      Year Ended
                                                                                (Unaudited)     February 29, 2008
                                                                             ----------------   -----------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .................................................         563,033             969,017
   Shares issued in reinvestment of distributions - Class A ..............          41,898             147,641
   Shares redeemed - Class A .............................................        (593,226)         (1,617,058)
                                                                               -----------         -----------
   Net increase (decrease) in shares outstanding - Class A ...............          11,705            (500,400)
                                                                               -----------         -----------
   Shares sold - Class B .................................................           1,427               6,640
   Shares issued in reinvestment of distributions - Class B ..............           6,454              32,329
   Shares redeemed - Class B .............................................        (182,274)           (326,038)
                                                                               -----------         -----------
   Net increase (decrease) in shares outstanding - Class B ...............        (174,393)           (287,069)
                                                                               -----------         -----------
   Shares sold - Class C .................................................           1,449              11,617
   Shares issued in reinvestment of  distributions - Class C .............           6,109              25,797
   Shares redeemed - Class C .............................................         (69,910)           (175,680)
                                                                               -----------         -----------
   Net increase (decrease) in shares outstanding - Class C ...............         (62,352)           (138,266)
                                                                               -----------         -----------
   Shares sold - Administrator Class .....................................       3,706,285          10,475,016
   Shares issued in reinvestment of distributions - Administrator Class ..          69,831             137,375
   Shares redeemed - Administrator Class .................................      (4,033,469)         (7,534,132)
                                                                               -----------         -----------
   Net increase (decrease) in shares outstanding - Administrator Class ...        (257,353)          3,078,259
                                                                               -----------         -----------
   Shares sold - Institutional Class .....................................       8,399,582          11,223,840
   Shares issued in reinvestment of distributions - Institutional Class ..          98,505             150,676
   Shares redeemed - Institutional Class .................................      (7,039,021)         (8,489,214)
                                                                               -----------         -----------
   Net increase (decrease) in shares outstanding - Institutional Class ...       1,459,066           2,885,302
                                                                               -----------         -----------
   Shares sold - Investor Class ..........................................         768,097             308,989
   Shares issued in reinvestment of distributions - Investor Class .......           8,944               2,995
   Shares redeemed - Investor Class ......................................        (122,184)            (49,035)
                                                                               -----------         -----------
   Net increase (decrease) in shares outstanding - Investor Class ........         654,857             262,949
                                                                               -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ....................................................       1,631,530           5,300,775
                                                                               ===========         ===========
Ending balance of undistributed net investment income (loss) .............     $   925,684         $   983,421
                                                                               -----------         -----------

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 29


                       Statements of Changes in Net Assets

            TARGET 2010 FUND                     TARGET 2015 FUND                         TARGET 2020 FUND
------------------------------------   ------------------------------------   ------------------------------------
     For the                                For the                                For the
Six Months Ended        For the        Six Months Ended        For the        Six Months Ended        For the
 August 31, 2008       Year Ended       August 31, 2008      Period Ended      August 31, 2008       Year Ended
   (Unaudited)     February 29, 2008      (Unudited)      February 29, 2008      (Unudited)      February 29, 2008
----------------   -----------------   ----------------   -----------------   ----------------   -----------------

       618,221          1,712,079                 NA                  NA           1,208,277          3,025,013
        64,629            217,404                 NA                  NA              89,624            468,058
      (856,786)        (2,638,398)                NA                  NA          (1,491,942)        (5,150,736)
  ------------       ------------        -----------         -----------        ------------       ------------
      (173,936)          (708,915)                NA                  NA            (194,041)        (1,657,665)
  ------------       ------------        -----------         -----------        ------------       ------------
         6,540             14,576                 NA                  NA               2,776             21,412
         6,249             31,019                 NA                  NA               4,389             32,843
      (207,493)          (480,336)                NA                  NA            (178,076)          (406,292)
  ------------       ------------        -----------         -----------        ------------       ------------
      (194,704)          (434,741)                NA                  NA            (170,911)          (352,037)
  ------------       ------------        -----------         -----------        ------------       ------------
         3,472              5,956                 NA                  NA              16,342             14,469
         2,663             10,152                 NA                  NA               1,423              9,358
       (22,393)           (62,447)                NA                  NA             (44,593)           (70,343)
  ------------       ------------        -----------         -----------        ------------       ------------
       (16,258)           (46,339)                NA                  NA             (26,828)           (46,516)
  ------------       ------------        -----------         -----------        ------------       ------------
     3,906,552         14,807,623          1,357,247           2,249,792           7,245,183         17,906,397
       157,343            451,851             44,602               4,093             189,688            796,979
    (4,361,430)       (12,221,966)        (1,020,025)         (1,322,044)         (6,946,441)       (14,166,350)
  ------------       ------------        -----------         -----------        ------------       ------------
      (297,535)         3,037,508            381,824             931,841             488,430          4,537,026
  ------------       ------------        -----------         -----------        ------------       ------------
    15,170,550         31,196,147          1,361,708           2,663,041          28,111,528         47,757,712
       315,361            533,161             34,023               4,408             400,723          1,046,306
   (11,838,275)       (21,908,758)          (885,864)         (1,650,644)        (20,289,135)       (33,930,626)
  ------------       ------------        -----------         -----------        ------------       ------------
     3,647,636          9,820,550            509,867           1,016,805           8,223,116         14,873,392
  ------------       ------------        -----------         -----------        ------------       ------------
       566,076            807,568            564,239             238,755             722,557          1,296,591
         8,405              7,756             16,906                 472              11,738             23,619
      (132,883)          (448,852)           (55,859)            (15,097)           (332,253)          (470,876)
  ------------       ------------        -----------         -----------        ------------       ------------
       441,598            366,472            525,286             224,130             402,042            849,334
  ------------       ------------        -----------         -----------        ------------       ------------

     3,406,801         12,034,535          1,416,977           2,172,776           8,721,808         18,203,534
  ============       ============        ===========         ===========        ============       ============
  $  2,823,438       $  3,117,580        $  (537,404)        $    99,042        $  3,977,164       $  3,464,301
  ------------       ------------        -----------         -----------        ------------       ------------

              30 Wells Fargo Advantage Dow Jones Target Date Funds


                       Statements of Changes in Net Assets

                                                                                       TARGET 2025 FUND
                                                                             ------------------------------------
                                                                                 For the
                                                                             Six Months Ended        For the
                                                                              August 31, 2008     Period Ended
                                                                                (Unaudited)     February 29, 2008
                                                                             ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net ssets ...................................................     $ 26,885,451       $          0
OPERATIONS
   Net investment income (loss) ..........................................          428,999            130,382
   Net realized gain (loss) on investments ...............................           11,640           (458,810)
   Net change in unrealized appreciation (depreciation) of investments ...       (1,524,700)          (343,051)
                                                                               ------------       ------------
Net increase (decrease) in net assets resulting from operations ..........       (1,084,061)          (671,479)
                                                                               ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ............................................................               NA                 NA
      Class B ............................................................               NA                 NA
      Class C ............................................................               NA                 NA
      Administrator Class ................................................          (87,960)           (22,239)
      Institutional Class ................................................         (180,367)           (40,466)
      Investor Class .....................................................          (46,245)            (8,741)
   Net realized gain on sales of investments
      Class A ............................................................               NA                 NA
      Class B ............................................................               NA                 NA
      Class C ............................................................               NA                 NA
      Administrator Class ................................................                0                  0
      Institutional Class ................................................                0                  0
      Investor Class .....................................................                0                  0
                                                                               ------------       ------------
Total distributions to shareholders ......................................         (314,572)           (71,446)
                                                                               ------------       ------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...................................               NA                 NA
   Reinvestment of distributions - Class A ...............................               NA                 NA
   Cost of shares redeemed - Class A .....................................               NA                 NA
                                                                               ------------       ------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class A .............................................               NA                 NA
                                                                               ------------       ------------
   Proceeds from shares sold - Class B ...................................               NA                 NA
   Reinvestment of distributions - Class B ...............................               NA                 NA
   Cost of shares redeemed - Class B .....................................               NA                 NA
                                                                               ------------       ------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class B .............................................               NA                 NA
                                                                               ------------       ------------
   Proceeds from shares sold - Class C ...................................               NA                 NA
   Reinvestment of distributions - Class C ...............................               NA                 NA
   Cost of shares redeemed - Class C .....................................               NA                 NA
                                                                               ------------       ------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class C .............................................               NA                 NA
                                                                               ------------       ------------
   Proceeds from shares sold - Administrator Class .......................       12,374,344         19,973,360
   Reinvestment of distributions - Administrator Class ...................           87,960             22,239
   Cost of shares redeemed - Administrator Class .........................       (9,749,396)       (12,416,509)
                                                                               ------------       ------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Administrator Class .................................        2,712,908          7,579,090
                                                                               ------------       ------------
   Proceeds from shares sold - Institutional Class .......................       14,135,618         45,231,785
   Reinvestment of distributions - Institutional Class ...................          149,234             40,466
   Cost of shares redeemed - Institutional Class .........................      (10,597,929)       (27,741,623)
                                                                               ------------       ------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Institutional Class .................................        3,686,923         17,530,628
                                                                               ------------       ------------
   Proceeds from shares sold - Investor Class ............................        7,766,662          2,873,443
   Reinvestment of distributions - Investor Class ........................           46,245              8,735
   Cost of shares redeemed - Investor Class ..............................       (1,471,663)          (363,520)
                                                                               ------------       ------------
   Net increase (decrease) in net assets resulting from capital share
      transaction - Investor Class .......................................        6,341,244          2,518,658
                                                                               ------------       ------------
Net increase (decrease) in net assets resulting from capital share
      transactions - Total ...............................................       12,741,075         27,628,376
                                                                               ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................       11,342,442         26,885,451
                                                                               ============       ============
ENDING NET ASSETS ........................................................     $ 38,227,893       $ 26,885,451
                                                                               ============       ============

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 31


                       Statements of Changes in Net Assets

          TARGET 2030 FUND                       TARGET 2035 FUND                        TARGET 2040 FUND
------------------------------------   ------------------------------------   ------------------------------------
     For the                               For the                                 For the
Six Months Ended        For the        Six Months Ended        For the        Six Months Ended        For the
August 31, 2008        Year Ended      August 31, 2008       Period Ended      August 31, 2008       Year Ended
  (Unaudited)      February 29, 2008      (Unudited)      February 29, 2008      (Unudited)      February 29, 2008
----------------   -----------------   ----------------   -----------------   ----------------   -----------------

 $ 542,087,105       $ 330,528,529       $ 14,242,148       $          0       $ 403,327,780      $ 322,544,996
     5,963,531           8,288,397            183,305             55,026           3,571,974          5,343,933
     3,427,340          17,121,745             80,674           (512,903)          4,588,305         22,192,382
   (28,030,098)        (37,660,592)        (1,049,957)          (261,580)        (22,728,118)       (38,532,731)
 -------------       -------------       ------------       ------------       -------------      -------------
   (18,639,227)        (12,250,450)          (785,978)          (719,457)        (14,567,839)       (10,996,416)
 -------------       -------------       ------------       ------------       -------------      -------------


      (684,257)         (1,639,501)                NA                 NA            (890,150)        (2,005,758)
       (23,972)            (63,725)                NA                 NA             (38,759)           (59,707)
        (8,951)            (19,467)                NA                 NA             (14,114)           (18,281)
    (1,309,736)         (2,621,587)           (37,578)            (2,913)           (722,913)        (1,772,609)
    (3,108,460)         (3,615,823)           (70,422)           (32,655)         (1,281,413)        (1,489,746)
      (105,216)            (88,326)           (22,788)              (139)            (46,443)           (42,950)
             0          (3,338,366)                NA                 NA                   0         (7,792,051)
             0            (260,111)                NA                 NA                   0           (588,056)
             0             (80,720)                NA                 NA                   0           (172,847)
             0          (5,116,898)                 0                  0                   0         (6,027,733)
             0          (7,600,118)                 0                  0                   0         (5,427,021)
             0            (246,177)                 0                  0                   0           (222,483)
 -------------       -------------       ------------       ------------       -------------      -------------
    (5,240,592)        (24,690,819)          (130,788)           (35,707)         (2,993,792)       (25,619,242)
 -------------       -------------       ------------       ------------       -------------      -------------

    10,449,088          37,976,891                 NA                 NA          12,796,848         34,511,499
       668,538           4,907,673                 NA                 NA             867,366          9,558,774
   (14,112,684)        (52,921,582)                NA                 NA         (17,739,865)       (57,155,071)
 -------------       -------------       ------------       ------------       -------------      -------------

    (2,995,058)        (10,037,018)                NA                 NA          (4,075,651)       (13,084,798)
 -------------       -------------       ------------       ------------       -------------      -------------
        29,860             250,905                 NA                 NA                  35            547,691
        23,785             307,011                 NA                 NA              37,254            616,358
    (1,115,891)         (3,841,732)                NA                 NA          (2,147,940)        (7,306,911)
 -------------       -------------       ------------       ------------       -------------      -------------

    (1,062,246)         (3,283,816)                NA                 NA          (2,110,651)        (6,142,862)
 -------------       -------------       ------------       ------------       -------------      -------------
       347,306             120,970                 NA                 NA             401,770            190,974
         8,753              97,738                 NA                 NA              13,506            181,514
      (551,997)           (295,055)                NA                 NA            (829,814)          (516,642)
 -------------       -------------       ------------       ------------       -------------      -------------

      (195,938)            (76,347)                NA                 NA            (414,538)          (144,154)
 -------------       -------------       ------------       ------------       -------------      -------------
    61,156,934         207,804,462          7,839,765         12,675,024          55,358,745        144,947,196
     1,309,729           7,738,485             37,578              2,913             722,913          7,799,309
   (68,998,399)       (152,486,698)        (5,526,828)        (8,835,524)        (68,714,654)      (114,530,710)
 -------------       -------------       ------------       ------------       -------------      -------------

    (6,531,736)         63,056,249          2,350,515          3,842,413         (12,632,996)        38,215,795
 -------------       -------------       ------------       ------------       -------------      -------------
   280,674,001         554,424,898          6,001,357         22,775,024         182,653,792        282,100,798
     3,094,691          11,215,941             66,713             32,655           1,279,896          6,916,767
  (199,174,798)       (376,947,546)        (4,453,266)       (13,466,184)       (129,912,605)      (195,962,451)
 -------------       -------------       ------------       ------------       -------------      -------------

    84,593,894         188,693,293          1,614,804          9,341,495          54,021,083         93,055,114
 -------------       -------------       ------------       ------------       -------------      -------------
     8,781,860          16,668,415          5,672,229          1,909,058           5,217,540          9,417,288
       105,029             333,459             22,788                139              46,259            265,171
    (2,759,747)         (6,854,390)          (541,138)           (95,793)         (1,976,225)        (4,183,112)
 -------------       -------------       ------------       ------------       -------------      -------------

     6,127,142          10,147,484          5,153,879          1,813,404           3,287,574          5,499,347
 -------------       -------------       ------------       ------------       -------------      -------------

    79,936,058         248,499,845          9,119,198         14,997,312          38,074,821        117,398,442
 -------------       -------------       ------------       ------------       -------------      -------------
    56,056,239         211,558,576          8,202,432         14,242,148          20,513,190         80,782,784
 =============       =============       ============       ============       =============      =============
 $ 598,143,344       $ 542,087,105       $ 22,444,580       $ 14,242,148       $ 423,840,970      $ 403,327,780
 =============       =============       ============       ============       =============      =============

              32 Wells Fargo Advantage Dow Jones Target Date Funds


                      Statements of Changes in Net Assets

                                                                              TARGET 2025 FUND
                                                                    ------------------------------------
                                                                        For the
                                                                    Six Months Ended        For the
                                                                     August 31, 2008     Period Ended
                                                                       (Unaudited)     February 29, 2008
                                                                    ----------------   -----------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ........................................               NA                 NA
   Shares issued in reinvestment of distributions - Class A .....               NA                 NA
   Shares redeemed - Class A ....................................               NA                 NA
                                                                       -----------        -----------
   Net increase (decrease) in shares outstanding - Class A ......               NA                 NA
                                                                       -----------        -----------
   Shares sold - Class B ........................................               NA                 NA
   Shares issued in reinvestment of distributions - Class B .....               NA                 NA
   Shares redeemed - Class B ....................................               NA                 NA
                                                                       -----------        -----------
   Net increase (decrease) in shares outstanding - Class B ......               NA                 NA
                                                                       -----------        -----------
   Shares sold - Class C ........................................               NA                 NA
   Shares issued in reinvestment of distributions - Class C .....               NA                 NA
   Shares redeemed - Class C ....................................               NA                 NA
                                                                       -----------        -----------
   Net increase (decrease) in shares outstanding - Class C ......               NA                 NA
                                                                       -----------        -----------
   Shares sold - Administrator Class ............................        1,277,680          2,004,489
   Shares issued in reinvestment of distributions -
      Administrator Class .......................................            9,201              2,251
   Shares redeemed - Administrator Class ........................       (1,008,604)        (1,250,713)
                                                                       -----------        -----------
   Net increase (decrease) in shares outstanding -
      Administrator Class .......................................          278,277            756,027
                                                                       -----------        -----------
   Shares sold - Institutional Class ............................        1,526,311          4,693,843
   Shares issued in reinvestment of distributions - Institutional
      Class .....................................................           15,664              4,112
   Shares redeemed - Institutional Class ........................       (1,142,149)        (2,880,439)
                                                                       -----------        -----------
   Net increase (decrease) in shares outstanding - Institutional
      Class .....................................................          399,826          1,817,516
                                                                       -----------        -----------
   Shares sold - Investor Class .................................          815,304            292,650
   Shares issued in reinvestment of distributions - Investor
      Class .....................................................            4,842                886
   Shares redeemed - Investor Class .............................         (152,462)           (37,857)
                                                                       -----------        -----------
   Net increase (decrease) in shares outstanding - Investor
      Class .....................................................          667,684            255,679
                                                                       -----------        -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ...................................        1,345,787          2,829,222
                                                                       ===========        ===========
Ending balance of undistributed net investment income
   (loss) .......................................................      $   174,791        $    60,364
                                                                       -----------        -----------

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Dow Jones Target Date Funds 33


                     Statements of Changes in Net Assets

           TARGET 2030 FUND                       TARGET 2035 FUND                       TARGET 2040 FUND
------------------------------------   -------------------------------------   ------------------------------------
     For the                                 For the                                For the
Six Months Ended        For the         Six Months Ended        For the        Six Months Ended        For the
 August 31, 2008       Year Ended       August 31, 2008     Period Ended       August 31, 2008        Year Ended
   (Unaudited)     February 29, 2008      (Unaudited)      February 29, 2008      (Unaudited)     February 29, 2008
----------------   -----------------   ----------------    -----------------   ----------------   -----------------

       727,341          2,432,574                 NA                   NA             801,029           1,913,024
        46,187            319,208                 NA                   NA              53,180             548,767
      (984,646)        (3,383,734)                NA                   NA          (1,112,110)         (3,169,882)
  ------------       ------------          ---------          -----------         -----------        ------------
      (211,118)          (631,952)                NA                   NA            (257,901)           (708,091)
  ------------       ------------          ---------          -----------         -----------        ------------
         2,180             18,093                 NA                   NA                   3              31,932
         1,670             20,366                 NA                   NA               2,382              37,028
       (78,396)          (252,508)                NA                   NA            (139,128)           (422,430)
  ------------       ------------          ---------          -----------         -----------        ------------
       (74,546)          (214,049)                NA                   NA            (136,743)           (353,470)
  ------------       ------------          ---------          -----------         -----------        ------------
        23,758              7,896                 NA                   NA              25,081              11,116
           614              6,487                 NA                   NA                 866              10,931
       (38,627)           (19,209)                NA                   NA             (53,311)            (30,752)
  ------------       ------------          ---------          -----------         -----------        ------------
       (14,255)            (4,826)                NA                   NA             (27,364)             (8,705)
  ------------       ------------          ---------          -----------         -----------        ------------
     4,202,687         13,201,469            834,942            1,262,503           3,389,876           7,952,570

        89,593            498,282              4,030                  298              43,654             440,785
    (4,745,077)        (9,704,693)          (589,535)            (881,285)         (4,213,134)         (6,305,840)
  ------------       ------------          ---------          -----------         -----------        ------------

      (452,797)         3,995,058            249,437              381,516            (779,604)          2,087,515
  ------------       ------------          ---------          -----------         -----------        ------------
    19,398,069         35,755,201            665,776            2,425,322          11,230,892          15,825,905

       211,704            722,832              7,207                3,374              77,242             391,219
   (13,764,894)       (24,505,838)          (492,338)          (1,446,658)         (7,989,230)        (11,045,884)
  ------------       ------------          ---------          -----------         -----------        ------------

     5,844,879         11,972,195            180,645              982,038           3,318,904           5,171,240
  ------------       ------------          ---------          -----------         -----------        ------------
       608,572          1,056,730            614,137              197,848             320,883             506,969

         7,186             21,532              2,433                   14               2,795              15,051
      (191,409)          (432,257)           (59,144)             (10,093)           (119,525)           (224,061)
  ------------       ------------          ---------          -----------         -----------        ------------

       424,349            646,005            557,426              187,769             204,153             297,959
  ------------       ------------          ---------          -----------         -----------        ------------

     5,516,512         15,762,431            987,508            1,551,323           2,321,445           6,486,448
  ============       ============          =========          ===========         ===========        ============

  $  1,939,850       $  1,216,911          $  64,473          $    11,956         $   955,916        $    377,734
  ------------       ------------          ---------          -----------         -----------        ------------

              34 Wells Fargo Advantage Dow Jones Target Date Funds


                      Statements of Changes in Net Assets

                                                                       TARGET 2045 FUND                    TARGET 2050 FUND
                                                              ----------------------------------  ----------------------------------
                                                                  For the                             For the
                                                                 Six Months                          Six Months
                                                                   Ended            For the            Ended            For the
                                                              August 31, 2008     Period Ended    August 31, 2008     Period Ended
                                                                (Unaudited)    February 29, 2008    (Unaudited)    February 29, 2008
                                                              ---------------  -----------------  ---------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ....................................    $ 5,834,789       $         0      $ 13,856,846      $          0
OPERATIONS
   Net investment income (loss) ............................         67,215            20,011           205,155            48,050
   Net realized gain (loss) on investments .................         43,935          (163,613)          124,216          (541,353)
   Net change in unrealized appreciation (depreciation)
      of investments .......................................       (422,169)         (101,029)       (1,250,895)         (380,255)
                                                                -----------       -----------      ------------      ------------
Net increase (decrease) in net assets resulting from
   operations ..............................................       (311,019)         (244,631)         (921,524)         (873,558)
                                                                -----------       -----------      ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Administrator Class ..................................        (12,067)                0           (44,826)           (8,758)
      Institutional Class ..................................        (29,684)          (13,873)          (87,706)          (23,146)
      Investor Class .......................................         (5,181)                0            (3,098)                0
                                                                -----------       -----------      ------------      ------------
Total distributions to shareholders ........................        (46,932)          (13,873)         (135,630)          (31,904)
                                                                -----------       -----------      ------------      ------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Administrator Class .........      2,634,832         3,242,283        18,793,801        18,021,230
   Reinvestment of distributions - Administrator Class .....         12,067                 0            44,826             8,758
   Cost of shares redeemed - Administrator Class ...........     (1,801,778)       (2,206,124)      (13,821,679)      (12,271,319)
                                                                -----------       -----------      ------------      ------------
   Net increase (decrease) in net assets resulting from
      capital share transactions - Administrator Class .....        845,121         1,036,159         5,016,948         5,758,669
                                                                -----------       -----------      ------------      ------------
   Proceeds from shares sold - Institutional Class .........      4,101,669        11,225,637        34,507,909        26,008,337
   Reinvestment of distributions - Institutional Class .....         29,340            13,873            87,579            23,146
   Cost of shares redeemed - Institutional Class ...........     (2,913,529)       (6,749,471)      (24,296,355)      (17,387,985)
                                                                -----------       -----------      ------------      ------------
   Net increase (decrease) in net assets resulting from
      capital share transactions - Institutional Class .....      1,217,480         4,490,039        10,299,133         8,643,498
                                                                -----------       -----------      ------------      ------------
   Proceeds from shares sold - Investor Class ..............      1,174,739           637,423           840,379           762,973
   Reinvestment of distributions - Investor Class ..........          5,180                 0             3,079                 0
   Cost of shares redeemed - Investor Class ................       (160,277)          (70,328)         (306,662)         (402,832)
                                                                -----------       -----------      ------------      ------------
   Net increase (decrease) in net assets resulting from
      capital share transaction - Investor Class ...........      1,019,642           567,095           536,796           360,141
                                                                -----------       -----------      ------------      ------------
Net increase (decrease) in net assets resulting from capital
   share transactions - Total ..............................      3,082,243         6,093,293        15,852,877        14,762,308
                                                                -----------       -----------      ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS ......................      2,724,292         5,834,789        14,795,723        13,856,846
                                                                ===========       ===========      ============      ============
ENDING NET ASSETS ..........................................    $ 8,559,081       $ 5,834,789      $ 28,652,569      $ 13,856,846
                                                                ===========       ===========      ============      ============
SHARES ISSUED AND REDEEMED
   Shares sold - Administrator Class .......................        283,605           323,839         2,060,974         1,856,605
   Shares issued in reinvestment of distributions -
      Administrator Class ..................................          1,308                 0             4,833               899
   Shares redeemed - Administrator Class ...................       (194,074)         (220,505)       (1,514,597)       (1,264,596)
                                                                -----------       -----------      ------------      ------------
   Net increase (decrease) in shares outstanding -
      Administrator Class ..................................         90,839           103,334           551,210           592,908
                                                                -----------       -----------      ------------      ------------
   Shares sold - Institutional Class .......................        453,203         1,206,318         3,796,325         2,704,169
   Shares issued in reinvestment of distributions -
      Institutional Class ..................................          3,179             1,436             9,448             2,381
   Shares redeemed - Institutional Class ...................       (321,655)         (730,234)       (2,672,954)       (1,819,211)
                                                                -----------       -----------      ------------      ------------
   Net increase (decrease) in shares outstanding -
      Institutional Class ..................................        134,727           477,520         1,132,819           887,339
                                                                -----------       -----------      ------------      ------------
   Shares sold - Investor Class ............................        128,820            67,290            92,018            77,821
   Shares issued in reinvestment of distributions - Investor
      Class ................................................            558                 0               331                NA
   Shares redeemed - Investor Class ........................        (17,794)           (7,621)          (33,647)          (41,207)
                                                                -----------       -----------      ------------      ------------
   Net increase (decrease) in shares outstanding - Investor
      Class ................................................        111,584            59,669            58,702            36,614
                                                                -----------       -----------      ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ..............................        337,150           640,523         1,742,731         1,516,861
                                                                ===========       ===========      ============      ============
Ending balance of undistributed net investment income
   (loss) ..................................................    $    24,161       $     3,878      $     79,454      $      9,929
                                                                -----------       -----------      ------------      ------------

The accompanying notes are an integral part of these financial statements.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

              36 Wells Fargo Advantage Dow Jones Target Date Funds


                              Financial Highlights

                                                  Beginning                    Net Realized    Distributions
                                                  Net Asset        Net        and Unrealized      from Net      Distributions
                                                  Value Per     Investment      Gain (Loss)      Investment       from Net
                                                    Share     Income (Loss)   on Investments       Income      Realized Gains
                                                  ---------   -------------   --------------   -------------   --------------
TARGET TODAY
Class A
March 1, 2008 to August 31, 2008 (Unaudited) ..     $10.10       0.13(5)          (0.30)           (0.14)           0.00
March 1, 2007 to February 29, 2008 ............     $10.07       0.35(5)           0.15            (0.36)          (0.11)
March 1, 2006 to February 28, 2007 ............     $10.28       0.33(5)           0.15            (0.30)          (0.39)
March 1, 2005 to February 28, 2006 ............     $10.20       0.20              0.23            (0.20)          (0.15)
March 1, 2004 to February 28, 2005 ............     $10.17       0.17              0.05            (0.16)          (0.03)
March 1, 2003 to February 29, 2004 ............     $ 8.96       0.15              1.22            (0.16)           0.00

Class B
March 1, 2008 to August 31, 2008 (Unaudited) ..     $10.33       0.10(5)          (0.31)           (0.10)           0.00
March 1, 2007 to February 29, 2008 ............     $10.29       0.28(5)           0.15            (0.28)          (0.11)
March 1, 2006 to February 28, 2007 ............     $10.48       0.25(5)           0.17            (0.22)          (0.39)
March 1, 2005 to February 28, 2006 ............     $10.39       0.13              0.23            (0.12)          (0.15)
March 1, 2004 to February 28, 2005 ............     $10.35       0.10              0.05            (0.08)          (0.03)
March 1, 2003 to February 29, 2004 ............     $ 9.12       0.09              1.24            (0.10)           0.00

Class C
March 1, 2008 to August 31, 2008 (Unaudited) ..     $10.30       0.10(5)          (0.31)           (0.10)           0.00
March 1, 2007 to February 29, 2008 ............     $10.26       0.28(5)           0.15            (0.28)          (0.11)
March 1, 2006 to February 28, 2007 ............     $10.45       0.25(5)           0.17            (0.22)          (0.39)
March 1, 2005 to February 28, 2006 ............     $10.36       0.13              0.23            (0.12)          (0.15)
March 1, 2004 to February 28, 2005 ............     $10.33       0.10              0.05            (0.09)          (0.03)
March 1, 2003 to February 29, 2004 ............     $ 9.11       0.08              1.24            (0.10)           0.00

Administrator Class
March 1, 2008 to August 31, 2008 (Unaudited) ..     $10.29       0.15(5)          (0.30)           (0.16)           0.00
March 1, 2007 to February 29, 2008 ............     $10.25       0.38(5)           0.16            (0.39)          (0.11)
March 1, 2006 to February 28, 2007 ............     $10.45       0.37(5)           0.16            (0.34)          (0.39)
March 1, 2005 to February 28, 2006 ............     $10.37       0.23              0.23            (0.23)          (0.15)
March 1, 2004 to February 28, 2005 ............     $10.33       0.21              0.06            (0.20)          (0.03)
March 1, 2003 to February 29, 2004 ............     $ 9.10       0.19              1.23            (0.19)           0.00

Institutional Class
March 1, 2008 to August 31, 2008 (Unaudited) ..     $10.29       0.16(5)          (0.30)           (0.17)           0.00
March 1, 2007 to February 29, 2008 ............     $10.26       0.41(5)           0.14            (0.41)          (0.11)
March 1, 2006 to February 28, 2007 ............     $10.45       0.39(5)           0.17            (0.36)          (0.39)
March 1, 2005 to February 28, 2006 ............     $10.37       0.26              0.22            (0.25)          (0.15)
June 30, 2004(4) to February 28, 2005 .........     $10.09       0.14              0.29            (0.12)          (0.03)

Investor Class
March 1, 2008 to August 31, 2008 (Unaudited) ..     $10.28       0.15(5)          (0.30)           (0.16)           0.00
March 1, 2007 to February 29, 2008 ............     $10.26       0.37(5)           0.15            (0.39)          (0.11)
January 31, 2007(4) to February 28, 2007 ......     $10.18       0.04(5)           0.04             0.00            0.00

----------
(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3) Portfolio turnover rates presented for periods of less than one year are not annualized.

(4)  Commencement of operations.

(5)  Calculated based upon average shares outstanding.

(6)  Amount calculated is less than 0.005.

(7) Includes net expenses allocated from Portfolio(s) in which the Fund invests.

(8) Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 37


                              Financial Highlights

              Ending         Ratio to Average Net Assets (Annualized)(1)
            Net Asset   -----------------------------------------------------                Portfolio    Net Assets at
Return of   Value Per   Net Investment      Gross      Expenses       Net         Total      Turnover     End of Period
 Capital      Share      Income (Loss)   Expenses(7)    Waived    Expenses(7)   Return(2)   Rate(3, 8)   (000's omitted)
---------   ---------   --------------   -----------   --------   -----------   ---------   ----------   ---------------


   0.00       $ 9.79         2.68%          1.27%       (0.12)%      1.15%       (1.68)%        22%          $29,605
   0.00       $10.10         3.49%          1.25%       (0.10)%      1.15%        5.06%         51%          $30,416
   0.00       $10.07         3.19%          1.28%       (0.10)%      1.18%        4.83%        143%          $35,375
   0.00       $10.28         1.96%          1.38%       (0.13)%      1.25%        4.31%         36%          $38,547
   0.00       $10.20         1.73%          1.34%       (0.07)%      1.27%        2.23%        106%          $39,418
   0.00       $10.17         1.58%          1.36%       (0.08)%      1.28%       15.41%         33%          $39,856


   0.00       $10.02         1.93%          2.02%       (0.12)%      1.90%       (2.03)%        22%          $ 6,412
   0.00       $10.33         2.74%          2.00%       (0.10)%      1.90%        4.21%         51%          $ 8,411
   0.00       $10.29         2.41%          2.04%       (0.10)%      1.94%        4.11%        143%          $11,330
   0.00       $10.48         1.21%          2.12%       (0.12)%      2.00%        3.50%         36%          $14,778
   0.00       $10.39         0.97%          2.09%       (0.07)%      2.02%        1.49%        106%          $19,690
   0.00       $10.35         0.91%          2.11%       (0.16)%      1.95%       14.65%         33%          $22,616


   0.00       $ 9.99         1.93%          2.02%       (0.12)%      1.90%       (2.01)%        22%          $ 6,046
   0.00       $10.30         2.74%          1.99%       (0.09)%      1.90%        4.25%         51%          $ 6,877
   0.00       $10.26         2.41%          2.04%       (0.10)%      1.94%        4.11%        143%          $ 8,269
   0.00       $10.45         1.21%          2.12%       (0.12)%      2.00%        3.52%         36%          $10,774
   0.00       $10.36         0.98%          2.09%       (0.07)%      2.02%        1.43%        106%          $13,680
   0.00       $10.33         0.88%          2.10%       (0.14)%      1.96%       14.61%         33%          $13,800


   0.00       $ 9.98         2.98%          1.09%       (0.24)%      0.85%       (1.52)%        22%          $44,433
   0.00       $10.29         3.71%          1.08%       (0.23)%      0.85%        5.39%         51%          $48,453
   0.00       $10.25         3.52%          1.10%       (0.22)%      0.88%        5.17%        143%          $16,728
   0.00       $10.45         2.26%          1.18%       (0.23)%      0.95%        4.55%         36%          $14,042
   0.00       $10.37         2.04%          1.01%       (0.04)%      0.97%        2.60%        106%          $12,989
   0.00       $10.33         1.89%          1.03%       (0.06)%      0.97%       15.73%         33%          $12,410


   0.00       $ 9.98         3.21%          0.83%       (0.21)%      0.62%       (1.42)%        22%          $63,128
   0.00       $10.29         3.96%          0.81%       (0.19)%      0.62%        5.52%         51%          $50,105
   0.00       $10.26         3.80%          0.82%       (0.17)%      0.66%        5.49%        143%          $20,338
   0.00       $10.45         2.46%          0.93%       (0.18)%      0.75%        4.76%         36%          $ 9,721
   0.00       $10.37         2.41%          0.91%       (0.16)%      0.75%        4.26%        106%          $ 6,640


   0.00       $ 9.97         2.91%          1.39%       (0.48)%      0.91%       (1.62)%        22%          $ 9,162
   0.00       $10.28         3.58%          1.40%       (0.49)%      0.91%        5.21%         51%          $ 2,719
   0.00       $10.26         3.81%          1.36%       (0.48)%      0.88%        0.79%        143%          $    17

              38 Wells Fargo Advantage Dow Jones Target Date Funds


                              Financial Highlights

                                                  Beginning                    Net Realized    Distributions
                                                  Net Asset        Net        and Unrealized      from Net      Distributions
                                                  Value Per     Investment      Gain (Loss)      Investment       from Net
                                                    Share     Income (Loss)   on Investments       Income      Realized Gains
                                                  ---------   -------------   --------------   -------------   --------------
TARGET (2010)
Class A
March 1, 2008 to August 31, 2008 (Unaudited) ..    $12.71        0.16(5)          (0.45)           (0.18)           0.00
March 1, 2007 to February 29, 2008 ............    $12.68        0.38(5)           0.20            (0.39)          (0.16)
March 1, 2006 to February 28, 2007 ............    $12.91        0.36(5)           0.45            (0.33)          (0.71)
March 1, 2005 to February 28, 2006 ............    $12.48        0.23              0.44            (0.21)          (0.03)
March 1, 2004 to February 28, 2005 ............    $12.22        0.18              0.25            (0.17)           0.00
March 1, 2003 to February 29, 2004 ............    $10.25        0.15              1.98            (0.16)           0.00

Class B
March 1, 2008 to August 31, 2008 (Unaudited) ..    $12.73        0.12(5)          (0.46)           (0.13)           0.00
March 1, 2007 to February 29, 2008 ............    $12.70        0.29(5)           0.18            (0.28)          (0.16)
March 1, 2006 to February 28, 2007 ............    $12.92        0.26(5)           0.46            (0.23)          (0.71)
March 1, 2005 to February 28, 2006 ............    $12.48        0.14              0.44            (0.11)          (0.03)
March 1, 2004 to February 28, 2005 ............    $12.23        0.11              0.22            (0.08)           0.00
March 1, 2003 to February 29, 2004 ............    $10.26        0.08              1.98            (0.09)           0.00

Class C
March 1, 2008 to August 31, 2008 (Unaudited) ..    $12.85        0.12(5)          (0.46)           (0.13)           0.00
March 1, 2007 to February 29, 2008 ............    $12.82        0.29(5)           0.19            (0.29)          (0.16)
March 1, 2006 to February 28, 2007 ............    $13.04        0.26(5)           0.45            (0.22)          (0.71)
March 1, 2005 to February 28, 2006 ............    $12.59        0.14              0.45            (0.11)          (0.03)
March 1, 2004 to February 28, 2005 ............    $12.33        0.11              0.22            (0.07)           0.00
March 1, 2003 to February 29, 2004 ............    $10.35        0.07              2.00            (0.09)           0.00

Administrator Class
March 1, 2008 to August 31, 2008 (Unaudited) ..    $12.82        0.18(5)          (0.46)           (0.19)           0.00
March 1, 2007 to February 29, 2008 ............    $12.79        0.42(5)           0.20            (0.43)          (0.16)
March 1, 2006 to February 28, 2007 ............    $13.01        0.40(5)           0.45            (0.36)          (0.71)
March 1, 2005 to February 28, 2006 ............    $12.57        0.26              0.46            (0.25)          (0.03)
March 1, 2004 to February 28, 2005 ............    $12.32        0.22              0.24            (0.21)           0.00
March 1, 2003 to February 29, 2004 ............    $10.33        0.19              1.99            (0.19)           0.00

Institutional Class
March 1, 2008 to August 31, 2008 (Unaudited) ..    $12.81        0.20(5)          (0.45)           (0.21)           0.00
March 1, 2007 to February 29, 2008 ............    $12.78        0.44(5)           0.21            (0.46)          (0.16)
March 1, 2006 to February 28, 2007 ............    $13.01        0.44(5)           0.43            (0.39)          (0.71)
March 1, 2005 to February 28, 2006 ............    $12.57        0.28              0.46            (0.27)          (0.03)
June 30, 2004(4) to February 28, 2005 .........    $12.08        0.15              0.47            (0.13)           0.00

Investor Class
March 1, 2008 to August 31, 2008 (Unaudited) ..    $12.80        0.18(5)          (0.46)           (0.19)           0.00
March 1, 2007 to February 29, 2008 ............    $12.78        0.40(5)           0.21            (0.43)          (0.16)
January 31, 2007(4) to February 28, 2007 ......    $12.66        0.04(5)           0.08             0.00            0.00

TARGET (2015)
Administrator Class
March 1, 2008 to August 31, 2008 (Unaudited) ..    $10.04        0.13(5)          (0.36)           (0.36)           0.00
June 29, 2007(4) to February 29, 2008 .........    $10.00        0.20(5)          (0.11)           (0.05)           0.00

Institutional Class
March 1, 2008 to August 31, 2008 (Unaudited) ..    $ 9.92        0.14(5)          (0.36)           (0.36)           0.00
June 29, 2007(4) to February 29, 2008 .........    $10.00        0.19(5)          (0.10)           (0.17)           0.00

Investor Class
March 1, 2008 to August 31, 2008 (Unaudited) ..    $10.03        0.13(5)          (0.37)           (0.34)           0.00
June 29, 2007(4) to February 29, 2008 .........    $10.00        0.19(5)          (0.10)           (0.06)           0.00

TARGET (2020)
Class A
March 1, 2008 to August 31, 2008 (Unaudited) ..    $13.78        0.14(5)          (0.51)           (0.14)           0.00
March 1, 2007 to February 29, 2008 ............    $14.22        0.33(5)          (0.08)           (0.32)          (0.37)
March 1, 2006 to February 28, 2007 ............    $14.24        0.28(5)           1.04            (0.27)          (1.07)
March 1, 2005 to February 28, 2006 ............    $13.44        0.19              0.80            (0.19)           0.00
March 1, 2004 to February 28, 2005 ............    $12.96        0.16              0.47            (0.15)           0.00
March 1, 2003 to February 29, 2004 ............    $10.36        0.14              2.60            (0.14)           0.00

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 39


                              Financial Highlights

              Ending         Ratio to Average Net Assets (Annualized)(1)
            Net Asset   -----------------------------------------------------                Portfolio    Net Assets at
Return of   Value Per   Net Investment      Gross      Expenses       Net         Total      Turnover     End of Period
 Capital      Share      Income (Loss)   Expenses(7)    Waived    Expenses(7)   Return(2)   Rate(3, 8)   (000's omitted)
---------   ---------   --------------   -----------   --------   -----------   ---------   ----------   ---------------


   0.00       $12.24         2.59%          1.26%       (0.08)%      1.18%       (2.35)%        24%          $ 56,585
   0.00       $12.71         2.99%          1.25%       (0.07)%      1.18%        4.67%         61%          $ 60,969
   0.00       $12.68         2.78%          1.27%       (0.06)%      1.20%        6.40%        152%          $ 69,835
   0.00       $12.91         1.72%          1.33%       (0.08)%      1.25%        5.39%         38%          $ 74,437
   0.00       $12.48         1.52%          1.30%       (0.03)%      1.27%        3.60%         81%          $ 82,296
   0.00       $12.22         1.36%          1.33%       (0.05)%      1.28%       20.94%         31%          $ 88,910


   0.00       $12.26         1.84%          2.01%       (0.08)%      1.93%       (2.73)%        24%          $  6,969
   0.00       $12.73         2.25%          2.00%       (0.07)%      1.93%        3.81%         61%          $  9,715
   0.00       $12.70         2.01%          2.02%       (0.06)%      1.96%        5.65%        152%          $ 15,211
   0.00       $12.92         0.98%          2.08%       (0.08)%      2.00%        4.64%         38%          $ 19,711
   0.00       $12.48         0.76%          2.05%       (0.03)%      2.02%        2.70%         81%          $ 26,480
   0.00       $12.23         0.70%          2.09%       (0.14)%      1.95%       20.16%         31%          $ 34,284


   0.00       $12.38         1.84%          2.00%       (0.07)%      1.93%       (2.67)%        24%          $  3,274
   0.00       $12.85         2.23%          2.00%       (0.07)%      1.93%        3.81%         61%          $  3,609
   0.00       $12.82         2.02%          2.02%       (0.06)%      1.96%        5.59%        152%          $  4,194
   0.00       $13.04         0.97%          2.08%       (0.08)%      2.00%        4.69%         38%          $  4,729
   0.00       $12.59         0.76%          2.05%       (0.03)%      2.02%        2.72%         81%          $  5,724
   0.00       $12.33         0.67%          2.08%       (0.12)%      1.96%       20.13%         31%          $  8,190


   0.00       $12.35         2.89%          1.08%       (0.20)%      0.88%       (2.20)%        24%          $129,658
   0.00       $12.82         3.26%          1.07%       (0.19)%      0.88%        4.95%         61%          $138,418
   0.00       $12.79         3.09%          1.09%       (0.19)%      0.90%        6.75%        152%          $ 99,261
   0.00       $13.01         2.02%          1.14%       (0.19)%      0.95%        5.76%         38%          $ 87,473
   0.00       $12.57         1.82%          0.97%        0.00%       0.97%        3.81%         81%          $ 68,055
   0.00       $12.32         1.66%          1.00%       (0.04)%      0.96%       21.33%         31%          $ 63,530


   0.00       $12.35         3.12%          0.81%       (0.16)%      0.65%       (2.10)%        24%          $243,921
   0.00       $12.81         3.45%          0.81%       (0.16)%      0.65%        5.18%         61%          $206,461
   0.00       $12.78         3.41%          0.81%       (0.14)%      0.67%        6.89%        152%          $ 80,427
   0.00       $13.01         2.23%          0.88%       (0.13)%      0.75%        5.97%         38%          $ 25,023
   0.00       $12.57         2.20%          0.87%       (0.12)%      0.75%        5.20%         81%          $ 25,512


   0.00       $12.33         2.81%          1.37%       (0.43)%      0.94%       (2.21)%        24%          $ 10,121
   0.00       $12.80         3.10%          1.39%       (0.45)%      0.94%        4.89%         61%          $  4,856
   0.00       $12.78         3.30%          1.36%       (0.48)%      0.88%        0.95%        152%          $    166



   0.00       $ 9.45         2.64%          1.54%       (0.65)%      0.89%       (2.54)%        22%          $ 12,408
   0.00       $10.04         2.90%          3.58%       (3.02)%      0.56%        0.88%         54%          $  9,354


   0.00       $ 9.34         2.87%          1.27%       (0.61)%      0.66%       (2.37)%        22%          $ 14,263
   0.00       $ 9.92         2.91%          3.71%       (3.18)%      0.53%        0.92%         54%          $ 10,088


   0.00       $ 9.45         2.56%          1.79%       (0.84)%      0.95%       (2.45)%        22%          $  7,084
   0.00       $10.03         2.85%          3.79%       (3.19)%      0.60%        0.85%         54%          $  2,249



   0.00       $13.27         2.09%          1.25%       (0.05)%      1.20%       (2.73)%        20%          $117,322
   0.00       $13.78         2.17%          1.27%       (0.07)%      1.20%        1.60%         48%          $124,555
   0.00       $14.22         1.98%          1.28%       (0.06)%      1.22%        9.49%        135%          $152,049
   0.00       $14.24         1.39%          1.32%       (0.07)%      1.25%        7.44%         30%          $155,896
   0.00       $13.44         1.31%          1.31%       (0.04)%      1.27%        4.92%         60%          $151,258
   0.00       $12.96         1.16%          1.32%       (0.04)%      1.28%       26.58%         31%          $139,981

              40 Wells Fargo Advantage Dow Jones Target Date Funds


                              Financial Highlights

                                                  Beginning                    Net Realized    Distributions
                                                  Net Asset        Net        and Unrealized      from Net      Distributions
                                                  Value Per     Investment      Gain (Loss)      Investment       from Net
                                                    Share     Income (Loss)   on Investments       Income      Realized Gains
                                                  ---------   -------------   --------------   -------------   --------------
TARGET 2020 (continued)
Class B
March 1, 2008 to August 31, 2008 (Unaudited) ..     $13.66       0.09(5)          (0.51)           (0.09)           0.00
March 1, 2007 to February 29, 2008 ............     $14.09       0.20(5)          (0.06)           (0.20)          (0.37)
March 1, 2006 to February 28, 2007 ............     $14.12       0.18(5)           1.02            (0.16)          (1.07)
March 1, 2005 to February 28, 2006 ............     $13.33       0.10              0.77            (0.08)           0.00
March 1, 2004 to February 28, 2005 ............     $12.85       0.08              0.45            (0.05)           0.00
March 1, 2003 to February 29, 2004 ............     $10.28       0.06              2.57            (0.06)           0.00

Class C
March 1, 2008 to August 31, 2008 (Unaudited) ..     $13.78       0.09(5)          (0.52)           (0.09)           0.00
March 1, 2007 to February 29, 2008 ............     $14.21       0.21(5)          (0.06)           (0.21)          (0.37)
March 1, 2006 to February 28, 2007 ............     $14.23       0.18(5)           1.03            (0.16)          (1.07)
March 1, 2005 to February 28, 2006 ............     $13.43       0.09              0.79            (0.08)           0.00
March 1, 2004 to February 28, 2005 ............     $12.93       0.09              0.44            (0.03)           0.00
March 1, 2003 to February 29, 2004 ............     $10.34       0.06              2.60            (0.07)           0.00

Administrator Class
March 1, 2008 to August 31, 2008 (Unaudited) ..     $13.96       0.17(5)          (0.53)           (0.16)           0.00
March 1, 2007 to February 29, 2008 ............     $14.39       0.36(5)          (0.06)           (0.36)          (0.37)
March 1, 2006 to February 28, 2007 ............     $14.40       0.33(5)           1.04            (0.31)          (1.07)
March 1, 2005 to February 28, 2006 ............     $13.58       0.23              0.82            (0.23)           0.00
March 1, 2004 to February 28, 2005 ............     $13.10       0.22              0.45            (0.19)           0.00
March 1, 2003 to February 29, 2004 ............     $10.47       0.18              2.62            (0.17)           0.00

Institutional Class
March 1, 2008 to August 31, 2008 (Unaudited) ..     $13.98       0.18(5)          (0.52)           (0.17)           0.00
March 1, 2007 to February 29, 2008 ............     $14.41       0.39(5)          (0.06)           (0.39)          (0.37)
March 1, 2006 to February 28, 2007 ............     $14.41       0.36(5)           1.05            (0.34)          (1.07)
March 1, 2005 to February 28, 2006 ............     $13.60       0.25              0.81            (0.25)           0.00
June 30, 20044 to February 28, 2005 ...........     $12.87       0.09              0.76            (0.12)           0.00

Investor Class
March 1, 2008 to August 31, 2008 (Unaudited) ..     $13.96       0.16(5)          (0.52)           (0.16)           0.00
March 1, 2007 to February 29, 2008 ............     $14.40       0.33(5)          (0.03)           (0.37)          (0.37)
January 31, 2007(4) to February 28, 2007 ......     $14.30       0.02(5)           0.08             0.00            0.00

TARGET 2025
Administrator Class
March 1, 2008 to August 31, 2008 (Unaudited) ..     $ 9.53       0.13(5)          (0.38)           (0.10)           0.00
June 29, 2007(4) to February 29, 2008 .........     $10.00       0.14(5)          (0.57)           (0.04)           0.00

Institutional Class
March 1, 2008 to August 31, 2008 (Unaudited) ..     $ 9.49       0.13(5)          (0.39)           (0.09)           0.00
June 29, 2007(4) to February 29, 2008 .........     $10.00       0.14(5)          (0.55)           (0.10)           0.00

Investor Class
March 1, 2008 to August 31, 2008 (Unaudited) ..     $ 9.51       0.12(5)          (0.37)           (0.09)           0.00
June 29, 2007(4) to February 29, 2008 .........     $10.00       0.14(5)          (0.57)           (0.06)           0.00

TARGET 2030
Class A
March 1, 2008 to August 31, 2008 (Unaudited) ..     $14.36       0.12(5)          (0.58)           (0.10)           0.00
March 1, 2007 to February 29, 2008 ............     $15.16       0.24(5)          (0.32)           (0.23)          (0.49)
March 1, 2006 to February 28, 2007 ............     $15.04       0.20(5)           1.44            (0.20)          (1.32)
March 1, 2005 to February 28, 2006 ............     $14.21       0.16(5)           1.05            (0.15)          (0.23)
March 1, 2004 to February 28, 2005 ............     $13.53       0.16              0.67            (0.15)           0.00
March 1, 2003 to February 29, 2004 ............     $10.48       0.13              3.17            (0.13)          (0.12)

Class B
March 1, 2008 to August 31, 2008 (Unaudited) ..     $14.09       0.06(5)          (0.56)           (0.05)           0.00
March 1, 2007 to February 29, 2008 ............     $14.88       0.12(5)          (0.31)           (0.11)          (0.49)
March 1, 2006 to February 28, 2007 ............     $14.79       0.09(5)           1.41            (0.09)          (1.32)
March 1, 2005 to February 28, 2006 ............     $13.97       0.05(5)           1.04            (0.04)          (0.23)
March 1, 2004 to February 28, 2005 ............     $13.31       0.06              0.64            (0.04)           0.00
March 1, 2003 to February 29, 2004 ............     $10.32       0.06              3.11            (0.06)          (0.12)

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 41


                              Financial Highlights

              Ending         Ratio to Average Net Assets (Annualized)(1)
            Net Asset   -----------------------------------------------------                Portfolio    Net Assets at
Return of   Value Per   Net Investment      Gross      Expenses       Net         Total      Turnover     End of Period
 Capital      Share      Income (Loss)   Expenses(7)    Waived    Expenses(7)   Return(2)   Rate(3, 8)   (000's omitted)
---------   ---------   --------------   -----------   --------   -----------   ---------   ----------   ---------------


   0.00       $13.15         1.35%          2.00%       (0.05)%      1.95%       (3.11)%        20%          $  8,837
   0.00       $13.66         1.43%          2.02%       (0.07)%      1.95%        0.87%         48%          $ 11,516
   0.00       $14.09         1.23%          2.03%       (0.06)%      1.97%        8.67%        135%          $ 16,841
   0.00       $14.12         0.66%          2.06%       (0.06)%      2.00%        6.58%         30%          $ 18,833
   0.00       $13.33         0.55%          2.07%       (0.05)%      2.02%        4.13%         60%          $ 25,378
   0.00       $12.85         0.51%          2.08%       (0.13)%      1.95%       25.71%         31%          $ 32,803


   0.00       $13.26         1.35%          1.99%       (0.04)%      1.95%       (3.14)%        20%          $  2,838
   0.00       $13.78         1.42%          2.02%       (0.07)%      1.95%        0.90%         48%          $  3,318
   0.00       $14.21         1.23%          2.03%       (0.06)%      1.97%        8.67%        135%          $  4,083
   0.00       $14.23         0.65%          2.07%       (0.07)%      2.00%        6.64%         30%          $  3,887
   0.00       $13.43         0.54%          2.07%       (0.05)%      2.02%        4.09%         60%          $  4,155
   0.00       $12.93         0.47%          2.07%       (0.11)%      1.96%       25.79%         31%          $  8,040


   0.00       $13.44         2.39%          1.07%       (0.17)%      0.90%       (2.63)%        20%          $232,042
   0.00       $13.96         2.44%          1.09%       (0.19)%      0.90%        1.96%         48%          $234,169
   0.00       $14.39         2.28%          1.10%       (0.18)%      0.92%        9.77%        135%          $176,133
   0.00       $14.40         1.69%          1.12%       (0.17)%      0.95%        7.83%         30%          $148,494
   0.00       $13.58         1.61%          0.98%       (0.01)%      0.97%        5.17%         60%          $131,133
   0.00       $13.10         1.48%          0.99%       (0.03)%      0.96%       26.96%         31%          $116,214


   0.00       $13.47         2.62%          0.80%       (0.13)%      0.67%       (2.45)%        20%          $464,465
   0.00       $13.98         2.63%          0.82%       (0.15)%      0.67%        2.18%         48%          $367,360
   0.00       $14.41         2.48%          0.83%       (0.14)%      0.69%       10.07%        135%          $164,260
   0.00       $14.41         1.90%          0.87%       (0.12)%      0.75%        7.96%         30%          $ 50,928
   0.00       $13.60         1.89%          0.88%       (0.13)%      0.75%        6.61%         60%          $ 51,662


   0.00       $13.44         2.32%          1.36%       (0.40)%      0.96%       (2.64)%        20%          $ 17,096
   0.00       $13.96         2.27%          1.41%       (0.45)%      0.96%        1.91%         48%          $ 12,140
   0.00       $14.40         2.08%          1.39%       (0.50)%      0.89%        0.70%        135%          $    296



   0.00       $ 9.18         2.65%          1.49%       (1.09)%      0.40%       (2.65)%        18%          $  9,492
   0.00       $ 9.53         2.13%          3.68%       (3.17)%      0.51%       (4.30)%        42%          $  7,206


   0.00       $ 9.14         2.66%          1.23%       (0.83)%      0.40%       (2.74)%        18%          $ 20,273
   0.00       $ 9.49         2.09%          3.41%       (2.94)%      0.47%       (4.16)%        42%          $ 17,248


   0.00       $ 9.17         2.57%          1.75%       (1.35)%      0.40%       (2.76)%        18%          $  8,463
   0.00       $ 9.51         2.19%          4.33%       (3.81)%      0.52%       (4.29)%        42%          $  2,432



   0.00       $13.80         1.65%          1.28%       (0.07)%      1.21%       (3.21)%        16%          $ 89,341
   0.00       $14.36         1.53%          1.29%       (0.08)%      1.21%       (0.77)%        36%          $ 95,985
   0.00       $15.16         1.33%          1.31%       (0.08)%      1.23%       11.20%        109%          $110,904
   0.00       $15.04         1.08%          1.34%       (0.09)%      1.25%        8.63%         24%          $110,900
   0.00       $14.21         1.17%          1.31%       (0.04)%      1.27%        6.17%         48%          $109,923
   0.00       $13.53         1.15%          1.33%       (0.05)%      1.28%       31.73%         27%          $106,449


   0.00       $13.54         0.91%          2.03%       (0.07)%      1.96%       (3.62)%        16%          $  6,061
   0.00       $14.09         0.79%          2.04%       (0.08)%      1.96%       (1.50)%        36%          $  7,358
   0.00       $14.88         0.59%          2.06%       (0.08)%      1.98%       10.35%        109%          $ 10,955
   0.00       $14.79         0.35%          2.09%       (0.09)%      2.00%        7.86%         24%          $ 12,518
   0.00       $13.97         0.43%          2.06%       (0.04)%      2.02%        5.28%         48%          $ 16,372
   0.00       $13.31         0.50%          2.09%       (0.15)%      1.94%       30.82%         27%          $ 21,131

              42 Wells Fargo Advantage Dow Jones Target Date Funds


                              Financial Highlights

                                                  Beginning                    Net Realized    Distributions
                                                  Net Asset        Net        and Unrealized      from Net      Distributions
                                                  Value Per     Investment      Gain (Loss)      Investment       from Net
                                                    Share     Income (Loss)   on Investments       Income      Realized Gains
                                                  ---------   -------------   --------------   -------------   --------------
TARGET 2030 (continued)
Class C
March 1, 2008 to August 31, 2008 (Unaudited) ..     $14.11       0.06(5)          (0.56)         (0.05)             0.00
March 1, 2007 to February 29, 2008 ............     $14.91       0.12(5)          (0.32)         (0.11)            (0.49)
March 1, 2006 to February 28, 2007 ............     $14.82       0.09(5)           1.41          (0.09)            (1.32)
March 1, 2005 to February 28, 2006 ............     $14.00       0.05(5)           1.05          (0.05)            (0.23)
March 1, 2004 to February 28, 2005 ............     $13.32       0.05              0.65          (0.02)             0.00
March 1, 2003 to February 29, 2004 ............     $10.33       0.06              3.12          (0.07)            (0.12)

Administrator Class
March 1, 2008 to August 31, 2008 (Unaudited) ..     $14.50       0.14(5)          (0.57)         (0.12)             0.00
March 1, 2007 to February 29, 2008 ............     $15.31       0.28(5)          (0.32)         (0.28)            (0.49)
March 1, 2006 to February 28, 2007 ............     $15.18       0.25(5)           1.45          (0.25)            (1.32)
March 1, 2005 to February 28, 2006 ............     $14.33       0.20(5)           1.08          (0.20)            (0.23)
March 1, 2004 to February 28, 2005 ............     $13.65       0.21              0.66          (0.19)             0.00
March 1, 2003 to February 29, 2004 ............     $10.57       0.18              3.19          (0.17)            (0.12)

Institutional Class
March 1, 2008 to August 31, 2008 (Unaudited) ..     $14.51       0.16(5)          (0.58)         (0.14)             0.00
March 1, 2007 to February 29, 2008 ............     $15.31       0.31(5)          (0.31)         (0.31)            (0.49)
March 1, 2006 to February 28, 2007 ............     $15.18       0.26(5)           1.47          (0.28)            (1.32)
March 1, 2005 to February 28, 2006 ............     $14.33       0.23(5)           1.07          (0.22)            (0.23)
June 30, 20044 to February 28, 2005 ...........     $13.42       0.08              0.94          (0.11)             0.00

Investor Class
March 1, 2008 to August 31, 2008 (Unaudited) ..     $14.50       0.13(5)          (0.57)         (0.12)             0.00
March 1, 2007 to February 29, 2008 ............     $15.31       0.25(5)          (0.29)         (0.28)            (0.49)
January 31, 2007(4) to February 28, 2007 ......     $15.29       0.01(5)           0.01           0.00              0.00

TARGET 2035
Administrator Class
March 1, 2008 to August 31, 2008 (Unaudited) ..     $ 9.24       0.09(5)          (0.38)         (0.08)             0.00
June 29, 2007(4) to February 29, 2008 .........     $10.00       0.10(5)          (0.85)         (0.01)             0.00

Institutional Class
March 1, 2008 to August 31, 2008 (Unaudited) ..     $ 9.15       0.10(5)          (0.38)         (0.07)             0.00
June 29, 2007(4) to February 29, 2008 .........     $10.00       0.10(5)          (0.84)         (0.11)             0.00

Investor Class
March 1, 2008 to August 31, 2008 (Unaudited) ..     $ 9.24       0.08(5)          (0.37)         (0.06)             0.00
June 29, 2007(4) to February 29, 2008 .........     $10.00       0.10(5)          (0.86)         (0.00)(6)          0.00

TARGET 2040
Class A
March 1, 2008 to August 31, 2008 (Unaudited) ..     $16.04       0.11(5)          (0.65)         (0.10)             0.00
March 1, 2007 to February 29, 2008 ............     $17.42       0.22(5)          (0.49)         (0.22)            (0.89)
March 1, 2006 to February 28, 2007 ............     $16.69       0.17(5)           1.85          (0.18)            (1.11)
March 1, 2005 to February 28, 2006 ............     $15.27       0.14(5)           1.42          (0.14)             0.00
March 1, 2004 to February 28, 2005 ............     $14.40       0.14(5)           0.86          (0.13)             0.00
March 1, 2003 to February 29, 2004 ............     $10.65       0.12(5)           3.75          (0.12)             0.00

Class B
March 1, 2008 to August 31, 2008 (Unaudited) ..     $15.40       0.05(5)          (0.64)         (0.07)             0.00
March 1, 2007 to February 29, 2008 ............     $16.75       0.09(5)          (0.47)         (0.08)            (0.89)
March 1, 2006 to February 28, 2007 ............     $16.10       0.04(5)           1.78          (0.06)            (1.11)
March 1, 2005 to February 28, 2006 ............     $14.72       0.03(5)           1.36          (0.01)             0.00
March 1, 2004 to February 28, 2005 ............     $13.86       0.04(5)           0.82           0.00              0.00
March 1, 2003 to February 29, 2004 ............     $10.28       0.04(5)           3.61          (0.07)             0.00

Class C
March 1, 2008 to August 31, 2008 (Unaudited) ..     $15.36       0.05(5)          (0.63)         (0.07)             0.00
March 1, 2007 to February 29, 2008 ............     $16.73       0.08(5)          (0.47)         (0.09)            (0.89)
March 1, 2006 to February 28, 2007 ............     $16.08       0.04(5)           1.78          (0.06)            (1.11)
March 1, 2005 to February 28, 2006 ............     $14.71       0.03(5)           1.36          (0.02)             0.00
March 1, 2004 to February 28, 2005 ............     $13.86       0.04(5)           0.81           0.00              0.00
March 1, 2003 to February 29, 2004 ............     $10.28       0.03(5)           3.62          (0.07)             0.00

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 43


                              Financial Highlights

              Ending         Ratio to Average Net Assets (Annualized)(1)
            Net Asset   -----------------------------------------------------                Portfolio    Net Assets at
Return of   Value Per   Net Investment      Gross      Expenses       Net         Total      Turnover     End of Period
 Capital      Share      Income (Loss)   Expenses(7)    Waived    Expenses(7)   Return(2)   Rate(3, 8)   (000's omitted)
---------   ---------   --------------   -----------   --------   -----------   ---------   ----------   ---------------


   0.00       $13.56         0.90%           2.02%      (0.06)%      1.96%       (3.60)%        16%          $  2,098
   0.00       $14.11         0.77%           2.04%      (0.08)%      1.96%       (1.53)%        36%          $  2,385
   0.00       $14.91         0.59%           2.06%      (0.08)%      1.98%       10.34%        109%          $  2,592
   0.00       $14.82         0.33%           2.10%      (0.10)%      2.00%        7.89%         24%          $  3,159
   0.00       $14.00         0.43%           2.07%      (0.05)%      2.02%        5.26%         48%          $  2,991
   0.00       $13.32         0.45%           2.08%      (0.12)%      1.96%       30.88%         27%          $  5,559


   0.00       $13.95         1.95%           1.10%      (0.19)%      0.91%       (3.05)%        16%          $150,298
   0.00       $14.50         1.79%           1.11%      (0.20)%      0.91%       (0.53)%        36%          $162,897
   0.00       $15.31         1.61%           1.13%      (0.20)%      0.93%       11.50%        109%          $110,742
   0.00       $15.18         1.37%           1.14%      (0.19)%      0.95%        9.03%         24%          $ 81,874
   0.00       $14.33         1.47%           0.98%      (0.02)%      0.96%        6.42%         48%          $ 65,968
   0.00       $13.65         1.46%           1.00%      (0.04)%      0.96%       32.13%         27%          $ 56,586


   0.00       $13.95         2.17%           0.83%      (0.15)%      0.68%       (2.94)%        16%          $335,015
   0.00       $14.51         1.97%           0.85%      (0.17)%      0.68%       (0.24)%        36%          $263,663
   0.00       $15.31         1.71%           0.86%      (0.16)%      0.70%       11.73%        109%          $ 94,881
   0.00       $15.18         1.60%           0.89%      (0.14)%      0.75%        9.24%         24%          $ 26,726
   0.00       $14.33         1.74%           0.87%      (0.12)%      0.75%        7.64%         48%          $ 28,149


   0.00       $13.94         1.85%           1.39%      (0.42)%      0.97%       (3.13)%        16%          $ 15,330
   0.00       $14.50         1.62%           1.43%      (0.46)%      0.97%       (0.52)%        36%          $  9,799
   0.00       $15.31         0.95%           1.40%      (0.53)%      0.87%        0.13%        109%          $    455



   0.00       $ 8.87         1.94%           1.82%      (1.09)%      0.73%       (3.20)%        15%          $  5,595
   0.00       $ 9.24         1.58%           5.39%      (4.86)%      0.53%       (7.52)%        33%          $  3,524


   0.00       $ 8.80         2.14%           1.58%      (1.01)%      0.57%       (3.23)%        15%          $ 10,227
   0.00       $ 9.15         1.52%           5.64%      (5.15)%      0.49%       (7.48)%        33%          $  8,983


   0.00       $ 8.89         1.78%           2.04%      (1.22)%      0.82%       (3.17)%        15%          $  6,623
   0.00       $ 9.24         1.59%           5.74%      (5.24)%      0.50%       (7.59)%        33%          $  1,736



   0.00       $15.40         1.42%           1.31%      (0.09)%      1.22%       (3.45)%        14%          $132,436
   0.00       $16.04         1.22%           1.29%      (0.07)%      1.22%       (2.02)%        31%          $142,158
   0.00       $17.42         0.99%           1.30%      (0.07)%      1.23%       12.31%        100%          $166,671
   0.00       $16.69         0.92%           1.27%      (0.02)%      1.25%       10.28%         11%          $163,232
   0.00       $15.27         1.01%           1.28%      (0.01)%      1.27%        6.98%         29%          $165,145
   0.00       $14.40         0.95%           1.33%      (0.06)%      1.27%       36.52%         18%          $156,806


   0.00       $14.74         0.68%           2.06%      (0.09)%      1.97%       (3.85)%        14%          $  7,462
   0.00       $15.40         0.50%           2.04%      (0.07)%      1.97%       (2.69)%        31%          $  9,899
   0.00       $16.75         0.26%           2.05%      (0.07)%      1.98%       11.42%        100%          $ 16,692
   0.00       $16.10         0.19%           2.02%      (0.02)%      2.00%        9.47%         11%          $ 19,547
   0.00       $14.72         0.26%           2.03%      (0.01)%      2.02%        6.20%         29%          $ 27,229
   0.00       $13.86         0.31%           2.09%      (0.15)%      1.94%       35.58%         18%          $ 42,603


   0.00       $14.71         0.68%           2.05%      (0.08)%      1.97%       (3.85)%        14%          $  2,492
   0.00       $15.36         0.46%           2.04%      (0.07)%      1.97%       (2.75)%        31%          $  3,023
   0.00       $16.73         0.24%           2.05%      (0.07)%      1.98%       11.46%        100%          $  3,437
   0.00       $16.08         0.17%           2.02%      (0.02)%      2.00%        9.49%         11%          $  3,376
   0.00       $14.71         0.26%           2.03%      (0.01)%      2.02%        6.13%         29%          $  3,681
   0.00       $13.86         0.28%           2.08%      (0.14)%      1.94%       35.62%         18%          $  5,146

              44 Wells Fargo Advantage Dow Jones Target Date Funds


                              Financial Highlights

                                                  Beginning                    Net Realized    Distributions
                                                  Net Asset        Net        and Unrealized      from Net      Distributions
                                                  Value Per     Investment      Gain (Loss)      Investment       from Net
                                                    Share     Income (Loss)   on Investments       Income      Realized Gains
                                                  ---------   -------------   --------------   -------------   --------------
TARGET 2040 (continued)
Administrator Class
March 1, 2008 to August 31, 2008 (Unaudited) ..     $16.29       0.14(5)          (0.68)           (0.11)           0.00
March 1, 2007 to February 29, 2008 ............     $17.67       0.27(5)          (0.49)           (0.27)          (0.89)
March 1, 2006 to February 28, 2007 ............     $16.91       0.22(5)           1.88            (0.23)          (1.11)
March 1, 2005 to February 28, 2006 ............     $15.48       0.19(5)           1.43            (0.19)           0.00
March 1, 2004 to February 28, 2005 ............     $14.59       0.19(5)           0.88            (0.18)           0.00
March 1, 2003 to February 29, 2004 ............     $10.77       0.16(5)           3.81            (0.15)           0.00

Institutional Class
March 1, 2008 to August 31, 2008 (Unaudited) ..     $16.29       0.16(5)          (0.67)           (0.12)           0.00
March 1, 2007 to February 29, 2008 ............     $17.67       0.30(5)          (0.48)           (0.31)          (0.89)
March 1, 2006 to February 28, 2007 ............     $16.91       0.24(5)           1.89            (0.26)          (1.11)
March 1, 2005 to February 28, 2006 ............     $15.47       0.23(5)           1.43            (0.22)           0.00
June 30, 20044 to February 28, 2005 ...........     $14.47       0.15(5)           1.06            (0.21)           0.00

Investor Class
March 1, 2008 to August 31, 2008 (Unaudited) ..     $16.28       0.13(5)          (0.67)           (0.11)           0.00
March 1, 2007 to February 29, 2008 ............     $17.67       0.23(5)          (0.46)           (0.27)          (0.89)
January 31, 2007(4) to February 28, 2007 ......     $17.69       0.01(5)          (0.03)            0.00            0.00

TARGET 2045
Administrator Class
March 1, 2008 to August 31, 2008 (Unaudited) ..     $ 9.18       0.08(5)          (0.39)           (0.09)           0.00
June 29, 2007(4) to February 29, 2008 .........     $10.00       0.09(5)          (0.91)            0.00            0.00

Institutional Class
March 1, 2008 to August 31, 2008 (Unaudited) ..     $ 9.09       0.09(5)          (0.39)           (0.06)           0.00
June 29, 2007(4) to February 29, 2008 .........     $10.00       0.09(5)          (0.90)           (0.10)           0.00

Investor Class
March 1, 2008 to August 31, 2008 (Unaudited) ..     $ 9.17       0.07(5)          (0.38)           (0.05)           0.00
June 29, 2007(4) to February 29, 2008 .........     $10.00       0.09(5)          (0.92)            0.00            0.00

TARGET 2050
Administrator Class
March 1, 2008 to August 31, 2008 (Unaudited) ..     $ 9.14       0.08(5)          (0.38)           (0.05)           0.00
June 29, 2007(4) to February 29, 2008 .........     $10.00       0.08(5)          (0.92)           (0.02)           0.00

Institutional Class
March 1, 2008 to August 31, 2008 (Unaudited) ..     $ 9.13       0.09(5)          (0.37)           (0.06)           0.00
June 29, 2007(4) to February 29, 2008 .........     $10.00       0.08(5)          (0.90)           (0.05)           0.00

Investor Class
March 1, 2008 to August 31, 2008 (Unaudited) ..     $ 9.16       0.07(5)          (0.37)           (0.05)           0.00
June 29, 2007(4) to February 29, 2008 .........     $10.00       0.07(5)          (0.91)            0.00            0.00

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 45


                              Financial Highlights

              Ending         Ratio to Average Net Assets (Annualized)(1)
            Net Asset   -----------------------------------------------------                Portfolio    Net Assets at
Return of   Value Per   Net Investment      Gross      Expenses       Net         Total      Turnover     End of Period
 Capital      Share      Income (Loss)   Expenses(7)    Waived    Expenses(7)   Return(2)   Rate(3, 8)   (000's omitted)
---------   ---------   --------------   -----------   --------   -----------   ---------   ----------   ---------------


   0.00       $15.64         1.72%          1.13%       (0.21)%      0.92%        (3.33)%       14%          $101,008
   0.00       $16.29         1.49%          1.11%       (0.19)%      0.92%       (1.69)%        31%          $117,859
   0.00       $17.67         1.26%          1.12%       (0.19)%      0.93%        12.67%       100%          $ 90,981
   0.00       $16.91         1.22%          1.08%       (0.13)%      0.95%        10.55%        11%          $ 52,239
   0.00       $15.48         1.31%          0.95%         0.00%      0.95%         7.35%        29%          $ 42,700
   0.00       $14.59         1.29%          1.01%       (0.05)%      0.96%        37.06%        18%          $ 33,396


   0.00       $15.66         1.92%          0.86%       (0.17)%      0.69%        (3.15)%       14%          $172,323
   0.00       $16.29         1.66%          0.85%       (0.16)%      0.69%        (1.47)%       31%          $125,256
   0.00       $17.67         1.39%          0.85%       (0.14)%      0.71%        12.90%       100%          $ 44,459
   0.00       $16.91         1.42%          0.83%       (0.08)%      0.75%        10.83%        11%          $ 15,322
   0.00       $15.47         1.55%          0.85%       (0.10)%      0.75%         8.37%        29%          $ 14,712


   0.00       $15.63         1.61%          1.42%       (0.44)%      0.98%        (3.34)%       14%          $  8,120
   0.00       $16.28         1.29%          1.43%       (0.45)%      0.98%        (1.74)%       31%          $  5,133
   0.00       $17.67         0.51%          1.39%       (0.51)%      0.88%        (0.11)%      100%          $    305



   0.00       $ 8.78         1.67%          2.99%       (2.07)%      0.92%        (3.51)%       14%          $  1,704
   0.00       $ 9.18         1.45%         13.36%      (12.80)%      0.56%        (8.20)%       30%          $    948


   0.00       $ 8.73         1.93%          2.80%       (2.11)%      0.69%        (3.38)%       14%          $  5,347
   0.00       $ 9.09         1.46%         12.60%      (12.07)%      0.53%        (8.12)%       30%          $  4,339


   0.00       $ 8.81         1.57%          3.19%       (2.21)%      0.98%        (3.49)%       14%          $  1,508
   0.00       $ 9.17         1.43%         12.57%      (12.01)%      0.56%        (8.30)%       30%          $    547



   0.00       $ 8.79         1.65%          1.70%       (0.78)%      0.92%        (3.28)%       14%          $ 10,062
   0.00       $ 9.14         1.18%          5.13%       (4.26)%      0.87%        (8.37)%       30%          $  5,420


   0.00       $ 8.79         1.86%          1.43%       (0.74)%      0.69%        (3.10)%       14%          $ 17,751
   0.00       $ 9.13         1.32%          5.32%       (4.65)%      0.67%        (8.26)%       30%          $  8,102


   0.00       $ 8.81         1.56%          1.97%       (0.99)%      0.98%        (3.26)%       14%          $    840
   0.00       $ 9.16         1.06%          5.27%       (4.33)%      0.94%        (8.40)%       30%          $    335

              46 Wells Fargo Advantage Dow Jones Target Date Funds


                         Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at August 31, 2008, was comprised of 98 separate series (each, a "Fund", collectively, the "Funds"). Throughout the notes to financial statements, the WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM) is referred to as the Target Today Fund; the WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM) is referred to as the Target 2010 Fund; the WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM) is referred to as the Target 2015 Fund; the WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM) is referred to as the Target 2020 Fund; the WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM) is referred to as the Target 2025 Fund; the WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM) is referred to as the Target 2030 Fund; the WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM) is referred to as the Target 2030 Fund; the WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM) is referred to as the Target 2040 Fund; the WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM) is referred to as the Target 2045 Fund; the WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM) is referred to as the Target 2050 Fund. These financial statements present the Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund and Target 2050 Fund (together, the "Target Date Funds").

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

The Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund and Target 2050 Fund each seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio," collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expenses, and realized and unrealized gains and losses. The financial statements of the Master Portfolios are in the report containing the financial statements of the Funds and should be read in conjunction with each Fund's financial statements. The ownership percentages of each Master Portfolio by the Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund and Target 2050 Fund as of August 31, 2008 are as follows:

                                     Target   Target   Target   Target   Target   Target   Target   Target   Target   Target
                                      Today    2010     2015     2020     2025     2030     2035     2040     2045     2050
                                     ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
DIVERSIFIED STOCK PORTFOLIO             2%      10%     0%(1)     30%      2%       29%     1%        24%     0%(1)      2%
DIVERSIFIED FIXED INCOME PORTFOLIO     11%      32%     2%        38%      1%       12%     0%(1)      3%     0%(1)      1%
MONEY MARKET PORTFOLIO                 25%      14%     1%        26%      1%       18%     1%        13%     0%(1)      1%

(1)  Percentage calculated is less than 0.5%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

              Wells Fargo Advantage Dow Jones Target Date Funds 47


                          Notes to Financial Statements

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

FAIR VALUATION MEASUREMENTS

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2008 in valuing the Funds' investments in securities:

                                                  Total Fair Value
FUND              Level 1     Level 2   Level 3    as of 8/31/2008
----           ------------   -------   -------   ----------------
TARGET TODAY   $158,444,205      $0        $0       $158,444,285
TARGET 2010     450,503,512       0         0        450,503,512
TARGET 2015      33,841,101       0         0         33,841,101
TARGET 2020     842,630,644       0         0        842,630,644
TARGET 2025      38,271,420       0         0         38,271,420
TARGET 2030     598,164,774       0         0        598,164,774
TARGET 2035      22,513,151       0         0         22,513,131
TARGET 2040     424,065,451       0         0        424,065,451
TARGET 2045       8,613,674       0         0          8,613,674
TARGET 2050      28,692,066       0         0         28,692,066

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

              48 Wells Fargo Advantage Dow Jones Target Date Funds


                          Notes to Financial Statements

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For U.S. federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of Fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for U.S. federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their U.S. federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at August 31, 2008.

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2008, no provision for income tax would be required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: February 28, 2005; February 28, 2006; February 28, 2007; February 29,
2008) are subject to examination by the Internal Revenue Service and state departments of revenue.

At February 29, 2008, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                 Capital Loss
FUND          Expiration Year   Carryforwards
----          ---------------   -------------
TARGET 2015        2016            $21,683
TARGET 2025        2016             35,733
TARGET 2035        2016             41,922
TARGET 2045        2016             38,270
TARGET 2050        2016             42,819

At February 29, 2008, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

              Deferred Post-October
FUND               Capital Loss
----          ---------------------
TARGET 2015          $292,575
TARGET 2025           378,292
TARGET 2035           437,168
TARGET 2045           112,431
TARGET 2050           454,577

              Wells Fargo Advantage Dow Jones Target Date Funds 49


                          Notes to Financial Statements

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

For each Fund that is invested in multiple Master Portfolios, Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing such advisory services, including the determination of the asset allocations of each Fund's investments in the various Master Portfolios. Funds Management also acts as adviser to the Master Portfolios, and is entitled to receive fees from the Master Portfolios for those services. Global Index Advisors, Inc. ("GIA") acts as subadviser to the Funds. For providing subadvisory services, GIA is entitled to receive a subadvisory fee of 0.06% based on each Fund's average daily net assets. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                           Average Daily      % of Average
                            Net Assets      Daily Net Assets
                         ----------------   ----------------
Fund Level               First $5 billion         0.05
                         Next $5 billion          0.04
                         Over $10 billion         0.03
Class Level
   Class A               All asset levels         0.28
   Class B               All asset levels         0.28
   Class C               All asset levels         0.28
   Administrator Class   All asset levels         0.10
   Institutional Class   All asset levels         0.08
   Investor Class        All asset levels         0.38*

* Effective July 1, 2008, the class-level administration fee for Investor Class was reduced by 0.02%, as shown in the table. Prior to July 1, 2008, the class-level administration fee for Investor Class was 0.40%.

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                        % of Average
SHARE CLASS           Daily Net Assets
-----------           ----------------
Class A                     0.25
Class B                     0.25
Class C                     0.25
Administrator Class         0.25
Investor Class              0.25

              50 Wells Fargo Advantage Dow Jones Target Date Funds


                          Notes to Financial Statements

For the six-month period ended August 31, 2008, shareholder servicing fees paid were as follows:

                                                Administrator   Investor
FUND              Class A   Class B   Class C       Class         Class
----             --------   -------   -------   -------------   --------
TARGET TODAY     $ 37,949   $ 9,185    $8,023      $ 57,705      $ 7,971
TARGET 2010        74,624    10,321     4,231       166,292        9,430
TARGET 2015            NA        NA        NA        14,622        5,668
TARGET 2020       154,678    12,518     3,826       292,703       18,481
TARGET 2025            NA        NA        NA        10,629        6,571
TARGET 2030       118,125     8,356     2,798       192,892       15,747
TARGET 2035            NA        NA        NA         5,701        5,114
TARGET 2040       175,837    10,727     3,462       130,893        8,205
TARGET 2045            NA        NA        NA         1,721        1,312
TARGET 2050            NA        NA        NA        10,002          708

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

For the six-month period ended August 31, 2008, distribution fees incurred are disclosed in the Statements of Operations.

OTHER FEES

PNC Global Investment Servicing ("PNC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PNC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the six-month period ended August 31, 2008, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. Funds Management has contractually committed through June 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Funds Management may also, from time to time, voluntarily waive additional fees and/or reimburse expenses as deemed appropriate by Funds Management to further lower the net operating expense ratios for specified Funds. Net operating expense ratios in effect for the six-month period ended August 31, 2008, were as follows:

                                      Net Operating Expense Ratios
                 ----------------------------------------------------------------------
                                               Administrator   Institutional   Investor
FUND             Class A   Class B   Class C       Class            Class        Class
----             -------   -------   -------   -------------   -------------   --------
TARGET TODAY      1.15%     1.90%     1.90%        0.85%           0.62%         0.91%
TARGET 2010       1.18%     1.93%     1.93%        0.88%           0.65%         0.94%
TARGET 2015         NA        NA        NA         0.89%           0.66%         0.95%
TARGET 2020       1.20%     1.95%     1.95%        0.90%           0.67%         0.96%
TARGET 2025(1)      NA        NA        NA         0.90%           0.67%         0.96%
TARGET 2030       1.21%     1.96%     1.96%        0.91%           0.68%         0.97%
TARGET 2035(2)      NA        NA        NA         0.92%           0.69%         0.98%
TARGET 2040       1.22%     1.97%     1.97%        0.92%           0.69%         0.98%
TARGET 2045         NA        NA        NA         0.92%           0.69%         0.98%
TARGET 2050         NA        NA        NA         0.92%           0.69%         0.98%

              Wells Fargo Advantage Dow Jones Target Date Funds 51


                          Notes to Financial Statements

(1) In addition to the contractual net operating expense ratios shown in the table, the net operating expense ratio for Administrator, Institutional and Investor Classes was further lowered on a voluntary basis by Funds Management to 0.40% from November 6, 2007. Fnancial Highlights reflect a blended net expense ratios.

(2) Ratios shown in the table reflect the current contractual net operating expense ratios. Financial Highlights reflect a blended net expense ratios.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six-month period ended August 31, 2008, were as follows:

FUND           Purchases at Cost   Sales Proceeds
----           -----------------   --------------
TARGET TODAY      $ 53,628,316      $ 31,998,985
TARGET 2010        172,236,593       100,815,627
TARGET 2015         12,116,610         6,961,282
TARGET 2020        280,652,055       157,620,727
TARGET 2025         11,814,252         6,464,169
TARGET 2030        172,041,619        91,638,963
TARGET 2035          6,126,221         3,188,444
TARGET 2040        111,804,094        57,389,945
TARGET 2045          2,261,586         1,158,508
TARGET 2050          7,533,021         3,858,830

Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the six-month period ended August 31, 2008, there were no borrowings by the Target Date Funds under the agreement.

6. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards 161 ("FAS 161"), "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133."FAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of August 31, 2008, Management is continuing to evaluate the impact, if any, that adoption of FAS 161 may have on the financial statements.

                   52 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
CORPORATE BONDS & NOTES: 21.01%
AGRICULTURAL SERVICES: 0.02%
$         150,000  BUNGE LIMITED FINANCE CORPORATION                              5.10%     07/15/2015  $      129,916
                                                                                                        --------------
APPAREL & ACCESSORY STORES: 0.06%
          150,000  JCPENNEY CORPORATION INCORPORATED                              6.38      10/15/2036         121,885
          250,000  JCPENNEY CORPORATION INCORPORATED                              7.95      04/01/2017         252,134
           65,000  KOHL'S CORPORATION                                             6.00      01/15/2033          51,493
           65,000  LIMITED BRANDS                                                 5.25      11/01/2014          54,736
                                                                                                               480,248
                                                                                                        --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
   MATERIALS: 0.01%
          100,000  VF CORPORATION                                                 5.95      11/01/2017          99,573
                                                                                                        --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.04%
          100,000  AUTOZONE INCORPORATED                                          6.50      01/15/2014         101,261
          250,000  JOHNSON CONTROLS INCORPORATED                                  5.50      01/15/2016         243,091
                                                                                                               344,352
                                                                                                        --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.01%
          100,000  RYDER SYSTEM INCORPORATED SERIES MTN                           5.85      03/01/2014          96,835
                                                                                                        --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.01%
           65,000  MDC HOLDINGS INCORPORATED                                      5.38      07/01/2015          58,987
           65,000  TOLL BROTHERS FINANCE CORPORATION                              5.15      05/15/2015          55,081
                                                                                                               114,068
                                                                                                        --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.26%
          150,000  BROWN-FORMAN CORPORATION                                       5.20      04/01/2012         151,949
          180,000  CRH AMERICA INCORPORATED                                       5.30      10/15/2013         166,534
          100,000  CRH AMERICA INCORPORATED                                       5.63      09/30/2011          96,943
           50,000  CRH AMERICA INCORPORATED                                       6.00      09/30/2016          44,652
          200,000  CRH AMERICA INCORPORATED                                       8.13      07/15/2018         203,982
          180,000  HOME DEPOT INCORPORATED<<                                      4.63      08/15/2010         179,085
          100,000  HOME DEPOT INCORPORATED                                        5.20      03/01/2011          99,813
           50,000  HOME DEPOT INCORPORATED                                        5.25      12/16/2013          47,433
          680,000  HOME DEPOT INCORPORATED                                        5.40      03/01/2016         615,291
          250,000  HOME DEPOT INCORPORATED                                        5.88      12/16/2036         197,231
          400,000  LOWE'S COMPANIES INCORPORATED                                  5.00      10/15/2015         395,954
           75,000  LOWE'S COMPANIES INCORPORATED                                  6.50      03/15/2029          73,658
                                                                                                             2,272,525
                                                                                                        --------------
BUSINESS SERVICES: 0.34%
          150,000  COMPUTER SCIENCES CORPORATION++                                6.50      03/15/2018         151,906
          180,000  ELECTRONIC DATA SYSTEMS CORPORATION SERIES B                   6.00      08/01/2013         188,616
          100,000  FISERV INCORPORATED                                            6.13      11/20/2012         101,486
          100,000  FISERV INCORPORATED                                            6.80      11/20/2017         101,626
        1,725,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA               6.00      06/15/2012       1,790,234
          130,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN             5.65      06/01/2014         108,944
          250,000  ORACLE CORPORATION                                             5.75      04/15/2018         250,713
          250,000  ORACLE CORPORATION                                             6.50      04/15/2038         252,611
                                                                                                             2,946,136
                                                                                                        --------------

                   Wells Fargo Advantage Master Portfolios 53


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
CHEMICALS & ALLIED PRODUCTS: 1.05%
$         150,000  ABBOTT LABORATORIES                                            5.60%     05/15/2011  $      157,565
        1,000,000  ABBOTT LABORATORIES                                            5.60      11/30/2017       1,017,946
          150,000  ABBOTT LABORATORIES                                            5.88      05/15/2016         155,441
          100,000  AMGEN INCORPORATED                                             6.38      06/01/2037          97,482
          250,000  BRISTOL-MYERS SQUIBB COMPANY                                   5.88      11/15/2036         236,355
          150,000  CLOROX COMPANY                                                 5.00      03/01/2013         148,516
          300,000  CLOROX COMPANY                                                 5.00      01/15/2015         286,389
          100,000  CLOROX COMPANY                                                 5.45      10/15/2012         100,836
           90,000  CLOROX COMPANY                                                 5.95      10/15/2017          89,931
          100,000  COLGATE-PALMOLIVE COMPANY SERIES MTN                           5.20      11/07/2016         101,254
          100,000  DOW CHEMICAL COMPANY                                           6.00      10/01/2012         103,195
          100,000  DOW CHEMICAL COMPANY                                           7.38      11/01/2029         101,654
          565,000  E.I. DU PONT DE NEMOURS & COMPANY                              4.88      04/30/2014         561,336
          200,000  E.I. DU PONT DE NEMOURS & COMPANY                              5.00      07/15/2013         201,711
           50,000  E.I. DU PONT DE NEMOURS & COMPANY                              5.25      12/15/2016          48,978
           25,000  E.I. DU PONT DE NEMOURS & COMPANY                              5.60      12/15/2036          22,488
          250,000  E.I. DU PONT DE NEMOURS & COMPANY                              6.00      07/15/2018         254,834
          180,000  E.I. DU PONT DE NEMOURS & COMPANY                              6.88      10/15/2009         185,953
          200,000  EASTMAN CHEMICAL COMPANY                                       7.60      02/01/2027         203,562
          400,000  ELI LILLY & COMPANY                                            5.50      03/15/2027         388,072
          125,000  GENENTECH INCORPORATED                                         4.40      07/15/2010         126,940
          250,000  GLAXOSMITHKLINE CAPITAL INCORPORATED                           4.38      04/15/2014         244,316
          250,000  JOHNSON & JOHNSON                                              5.55      08/15/2017         264,060
           65,000  LUBRIZOL CORPORATION                                           5.50      10/01/2014          62,461
          150,000  MERCK & COMPANY INCORPORATED                                   5.75      11/15/2036         143,737
           65,000  MERCK & COMPANY INCORPORATED                                   5.95      12/01/2028          64,293
          100,000  MONSANTO COMPANY                                               5.50      08/15/2025          93,513
          300,000  PFIZER INCORPORATED                                            4.50      02/15/2014         302,294
           50,000  PPG INDUSTRIES INCORPORATED                                    5.75      03/15/2013          50,754
          100,000  PPG INDUSTRIES INCORPORATED                                    6.65      03/15/2018         102,046
           75,000  PRAXAIR INCORPORATED                                           5.38      11/01/2016          74,117
          150,000  PRAXAIR INCORPORATED                                           6.38      04/01/2012         159,804
          500,000  PROCTER & GAMBLE COMPANY                                       4.85      12/15/2015         513,385
          100,000  PROCTER & GAMBLE COMPANY                                       5.80      08/15/2034         100,666
          150,000  PROCTER & GAMBLE COMPANY                                       6.88      09/15/2009         155,431
           75,000  ROHM & HAAS COMPANY                                            7.85      07/15/2029          80,044
          225,000  SCHERING-PLOUGH CORPORATION                                    6.55      09/15/2037         214,686
          120,000  SCHERING-PLOUGH CORPORATION                                    6.75      12/01/2033         119,007
          200,000  TEVA PHARMACEUTICAL FINANCE LLC                                6.15      02/01/2036         180,098
          500,000  WYETH                                                          5.45      04/01/2017         501,335
          180,000  WYETH                                                          5.50      02/15/2016         182,100
          625,000  WYETH                                                          6.00      02/15/2036         614,246
          300,000  WYETH                                                          6.95      03/15/2011         318,558
                                                                                                             9,131,389
                                                                                                        --------------
COMMUNICATIONS: 2.00%
           65,000  AMERICA MOVIL SA DE CV                                         6.38      03/01/2035          62,412
          300,000  AT&T INCORPORATED                                              4.13      09/15/2009         301,691
          325,000  AT&T INCORPORATED                                              5.10      09/15/2014         321,445
          500,000  AT&T INCORPORATED<<                                            5.60      05/15/2018         489,932
          300,000  AT&T INCORPORATED                                              6.25      03/15/2011         311,533
          570,000  AT&T INCORPORATED                                              6.50      09/01/2037         548,606
          550,000  AT&T INCORPORATED                                              8.00      11/15/2031         628,653
          360,000  AT&T WIRELESS                                                  7.88      03/01/2011         385,077
        1,000,000  AT&T WIRELESS                                                  8.13      05/01/2012       1,098,921

                   54 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
COMMUNICATIONS (continued)
$         225,000  AT&T WIRELESS                                                  8.75%     03/01/2031  $      268,757
          250,000  BELLSOUTH CAPITAL FUNDING CORPORATION                          7.88      02/15/2030         269,197
          325,000  BELLSOUTH CORPORATION                                          4.20      09/15/2009         327,076
          325,000  BELLSOUTH CORPORATION                                          5.20      09/15/2014         322,278
          180,000  BELLSOUTH CORPORATION                                          6.00      11/15/2034         163,125
          180,000  BELLSOUTH CORPORATION                                          6.55      06/15/2034         174,157
          180,000  BRITISH TELEPHONE PLC                                          8.63      12/15/2010         193,226
          180,000  CBS CORPORATION                                                4.63      05/15/2018         149,468
          100,000  CENTURYTEL INCORPORATED                                        5.00      02/15/2015          88,033
          240,000  CENTURYTEL INCORPORATED                                        6.00      04/01/2017         216,613
          350,000  COMCAST CABLE HOLDINGS LLC                                     7.13      02/15/2028         341,192
          100,000  COMCAST CORPORATION                                            4.95      06/15/2016          92,285
          300,000  COMCAST CORPORATION                                            5.30      01/15/2014         292,582
          200,000  COMCAST CORPORATION                                            5.45      11/15/2010         203,952
           75,000  COMCAST CORPORATION                                            5.88      02/15/2018          72,217
          225,000  COMCAST CORPORATION                                            5.90      03/15/2016         219,873
          500,000  COMCAST CORPORATION                                            6.30      11/15/2017         496,026
          150,000  COMCAST CORPORATION                                            6.45      03/15/2037         138,344
          200,000  COMCAST CORPORATION                                            6.50      11/15/2035         188,163
          400,000  COMCAST CORPORATION                                            6.95      08/15/2037         390,348
          180,000  COX COMMUNICATIONS INCORPORATED                                4.63      01/15/2010         178,772
          180,000  COX COMMUNICATIONS INCORPORATED                                5.45      12/15/2014         175,587
          300,000  COX COMMUNICATIONS INCORPORATED                                7.13      10/01/2012         315,111
          100,000  EMBARQ CORPORATION                                             6.74      06/01/2013          95,757
          350,000  EMBARQ CORPORATION                                             7.08      06/01/2016         324,738
          120,000  MOTOROLA INCORPORATED                                          7.63      11/15/2010         121,334
          300,000  QWEST CORPORATION                                              6.88      09/15/2033         222,000
          500,000  QWEST CORPORATION                                              7.50      06/15/2023         417,500
           65,000  REED ELSEVIER CAPITAL INCORPORATED                             4.63      06/15/2012          63,186
          415,000  TELECOM ITALIA CAPITAL SA                                      5.25      11/15/2013         388,012
          150,000  TIME WARNER CABLE INCORPORATED                                 5.85      05/01/2017         143,186
          250,000  TIME WARNER CABLE INCORPORATED                                 6.55      05/01/2037         230,428
          250,000  TIME WARNER COMPANIES INCORPORATED                             7.57      02/01/2024         253,200
          150,000  TIME WARNER ENTERTAINMENT COMPANY LP                           8.38      07/15/2033         160,803
           50,000  TIME WARNER INCORPORATED                                       6.50      11/15/2036          44,173
          360,000  TIME WARNER INCORPORATED                                       6.88      05/01/2012         369,910
          325,000  TIME WARNER INCORPORATED                                       7.63      04/15/2031         325,203
          300,000  TIME WARNER INCORPORATED                                       7.70      05/01/2032         302,632
          300,000  VERIZON (NEW JERSEY) INCORPORATED SERIES A                     5.88      01/17/2012         305,034
          250,000  VERIZON COMMUNICATIONS INCORPORATED                            6.25      04/01/2037         229,590
          500,000  VERIZON COMMUNICATIONS INCORPORATED                            6.90      04/15/2038         495,092
          325,000  VERIZON GLOBAL FUNDING CORPORATION                             4.90      09/15/2015         308,949
          100,000  VERIZON GLOBAL FUNDING CORPORATION                             5.85      09/15/2035          87,785
          500,000  VERIZON GLOBAL FUNDING CORPORATION                             7.25      12/01/2010         529,924
        1,000,000  VERIZON GLOBAL FUNDING CORPORATION                             7.38      09/01/2012       1,083,025
          350,000  VERIZON GLOBAL FUNDING CORPORATION                             7.75      12/01/2030         372,425
          200,000  VIACOM INCORPORATED                                            5.50      05/15/2033         148,181
          180,000  VIACOM INCORPORATED                                            5.75      04/30/2011         178,581
          180,000  VIACOM INCORPORATED                                            6.25      04/30/2016         171,428
           50,000  VIACOM INCORPORATED                                            6.75      10/05/2037          44,946
          180,000  VIACOM INCORPORATED                                            6.88      04/30/2036         162,547
          300,000  VODAFONE GROUP PLC                                             7.75      02/15/2010         313,880
                                                                                                            17,318,101
                                                                                                        --------------

                   Wells Fargo Advantage Master Portfolios 55


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
DEPOSITORY INSTITUTIONS: 3.29%
$         150,000  ABBEY NATIONAL CAPITAL TRUST I+/-                              8.96%     12/31/2049  $      162,833
          180,000  BAC CAPITAL TRUST VI                                           5.63      03/08/2035         144,515
          200,000  BAC CAPITAL TRUST XI                                           6.63      05/23/2036         177,181
           50,000  BAC CAPITAL TRUST XIV+/-                                       5.63      12/31/2049          34,623
        1,250,000  BANK OF AMERICA CORPORATION                                    4.50      08/01/2010       1,257,654
          250,000  BANK OF AMERICA CORPORATION                                    4.75      08/01/2015         231,992
        1,500,000  BANK OF AMERICA CORPORATION                                    5.38      09/11/2012       1,491,209
          700,000  BANK OF AMERICA CORPORATION                                    5.38      06/15/2014         678,149
          250,000  BANK OF AMERICA CORPORATION                                    5.49      03/15/2019         222,997
          100,000  BANK OF AMERICA CORPORATION                                    5.63      10/14/2016          93,274
          500,000  BANK OF AMERICA CORPORATION                                    5.75      12/01/2017         466,431
        1,000,000  BANK OF AMERICA CORPORATION                                    7.80      02/15/2010       1,042,143
          500,000  BANK OF AMERICA NA SERIES BKNT                                 6.00      10/15/2036         431,766
          450,000  BANK OF NEW YORK MELLON CORPORATION SERIES MTN                 4.95      01/14/2011         455,264
          150,000  BANK OF NEW YORK MELLON CORPORATION SERIES MTN                 4.95      11/01/2012         149,810
          500,000  BANK OF TOKYO-MITSUBISHI UFJ LIMITED (NEW YORK)                7.40      06/15/2011         529,146
          240,000  BANK ONE CORPORATION                                           7.63      10/15/2026         252,201
          250,000  BANK ONE CORPORATION                                           8.00      04/29/2027         244,290
          100,000  BB&T CAPITAL TRUST IV+/-                                       6.82      06/12/2049          77,949
          250,000  BB&T CORPORATION                                               5.20      12/23/2015         220,884
          900,000  CITIGROUP INCORPORATED                                         5.00      09/15/2014         805,316
        1,000,000  CITIGROUP INCORPORATED                                         5.50      02/15/2017         874,841
          750,000  CITIGROUP INCORPORATED                                         5.63      08/27/2012         715,279
        1,000,000  CITIGROUP INCORPORATED                                         6.13      05/15/2018         934,952
          625,000  CITIGROUP INCORPORATED                                         6.50      01/18/2011         641,481
          250,000  CITIGROUP INCORPORATED                                         6.50      08/19/2013         250,273
          500,000  CITIGROUP INCORPORATED                                         6.88      03/05/2038         482,001
          500,000  COMERCIA BANK SERIES BKNT                                      5.75      11/21/2016         398,839
          100,000  COMERICA CAPITAL TRUST II+/-                                   6.58      02/20/2037          51,958
          100,000  DEUTSCHE BANK FINANCIAL LLC                                    5.38      03/02/2015          96,412
          500,000  FIFTH THIRD BANCORP                                            5.45      01/15/2017         369,798
          200,000  HSBC BANK USA NA NEW YORK<<                                    4.63      04/01/2014         188,223
          225,000  HSBC BANK USA NA NEW YORK SERIES BKNT                          5.63      08/15/2035         189,626
          250,000  JPMORGAN CHASE & COMPANY                                       5.25      05/01/2015         240,996
        2,000,000  JPMORGAN CHASE & COMPANY                                       5.38      10/01/2012       1,984,362
          600,000  JPMORGAN CHASE & COMPANY                                       5.60      06/01/2011         615,991
        1,000,000  JPMORGAN CHASE & COMPANY                                       6.00      01/15/2018         968,382
          800,000  JPMORGAN CHASE & COMPANY                                       6.63      03/15/2012         828,766
          350,000  KEYBANK NA                                                     5.80      07/01/2014         275,437
          250,000  LEHMAN BROTHERS HOLDINGS                                       6.88      07/17/2037         204,707
          250,000  M&I MARSHALL & ILSLEY BANK SERIES BKNT                         5.00      01/17/2017         189,918
          200,000  MELLON FUNDING CORPORATION                                     5.00      12/01/2014         185,953
          100,000  MELLON FUNDING CORPORATION                                     5.20      05/15/2014          98,087
          360,000  NATIONAL CITY CORPORATION                                      4.90      01/15/2015         221,257
          450,000  PNC FUNDING CORPORATION                                        5.13      12/14/2010         451,290
          250,000  REGIONS BANK                                                   6.45      06/26/2037         152,422
          150,000  SUNTRUST BANK                                                  5.00      09/01/2015         129,777
          250,000  SUNTRUST CAPITAL VIII+/-                                       6.10      12/15/2049         170,393
          200,000  UBS AG STAMFORD CT                                             5.88      07/15/2016         192,218
          360,000  UBS PREFERRED FUNDING TRUST I+/-                               8.62      12/31/2049         346,657
          200,000  UNION BANK OF CALIFORNIA SERIES BKNT                           5.95      05/11/2016         179,218
          275,000  US BANK NA SERIES BKNT                                         4.95      10/30/2014         266,677
           50,000  USB CAPITAL IX+/-                                              6.19      12/31/2049          32,750
          250,000  WACHOVIA BANK NA                                               5.85      02/01/2037         180,587
          150,000  WACHOVIA CAPITAL TRUST I+/-                                    5.80      03/15/2042          81,000

                   56 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
DEPOSITORY INSTITUTIONS (continued)
$         300,000  WACHOVIA CORPORATION                                           5.25%     08/01/2014  $      255,386
          400,000  WACHOVIA CORPORATION                                           5.50      08/01/2035         274,131
          500,000  WACHOVIA CORPORATION                                           5.63      10/15/2016         412,795
        1,000,000  WACHOVIA CORPORATION                                           5.75      02/01/2018         848,163
          325,000  WASHINGTON MUTUAL INCORPORATED                                 5.25      09/15/2017         193,375
          900,000  WELLS FARGO & COMPANY(L)                                       4.20      01/15/2010         905,418
        1,000,000  WELLS FARGO & COMPANY(L)                                       5.25      10/23/2012         999,430
        1,500,000  WELLS FARGO & COMPANY(L)                                       5.30      08/26/2011       1,527,921
          500,000  WELLS FARGO BANK NA(L)                                         4.75      02/09/2015         468,230
          150,000  WELLS FARGO BANK NA(L)                                         5.95      08/26/2036         134,652
           75,000  WESTERN UNION COMPANY                                          5.40      11/17/2011          75,558
           75,000  WESTERN UNION COMPANY                                          5.93      10/01/2016          73,306
           75,000  WESTERN UNION COMPANY                                          6.20      11/17/2036          66,646
                                                                                                            28,595,166
                                                                                                        --------------
EATING & DRINKING PLACES: 0.13%
          250,000  DARDEN RESTAURANTS INCORPORATED                                5.63      10/15/2012         243,332
          105,000  DARDEN RESTAURANTS INCORPORATED                                6.20      10/15/2017          97,333
           20,000  DARDEN RESTAURANTS INCORPORATED                                6.80      10/15/2037          17,464
          100,000  MCDONALD'S CORPORATION                                         5.80      10/15/2017         102,843
          150,000  MCDONALD'S CORPORATION                                         6.30      10/15/2037         149,194
          100,000  MCDONALD'S CORPORATION SERIES MTN                              4.30      03/01/2013          99,717
          100,000  MCDONALD'S CORPORATION SERIES MTN                              5.35      03/01/2018          98,974
          100,000  MCDONALD'S CORPORATION SERIES MTN                              6.30      03/01/2038          99,073
           50,000  YUM! BRANDS INCORPORATED                                       6.25      03/15/2018          48,398
           50,000  YUM! BRANDS INCORPORATED                                       6.88      11/15/2037          46,201
          120,000  YUM! BRANDS INCORPORATED                                       8.88      04/15/2011         128,953
                                                                                                             1,131,482
                                                                                                        --------------
ELECTRIC, GAS & SANITARY SERVICES: 2.19%
          105,000  ALABAMA POWER COMPANY                                          6.13      05/15/2038         105,808
          100,000  AMEREN ENERGY GENERATING COMPANY SERIES H                      7.00      04/15/2018          97,178
          100,000  AMEREN UNION ELECTRIC                                          6.00      04/01/2018          96,374
           75,000  AMERENUE                                                       5.40      02/01/2016          70,356
          100,000  AMERICAN ELECTRIC POWER COMPANY INCORPORATED SERIES C          5.38      03/15/2010         101,113
          750,000  AMERICAN WATER CAPITAL CORPORATION                             6.09      10/15/2017         725,784
          100,000  APPALACHIAN POWER COMPANY                                      7.00      04/01/2038          99,769
          315,000  APPALACHIAN POWER COMPANY SERIES L                             5.80      10/01/2035         270,444
          500,000  ARIZONA PUBLIC SERVICE COMPANY                                 6.38      10/15/2011         506,315
          100,000  ATMOS ENERGY CORPORATION                                       4.95      10/15/2014          93,403
           50,000  ATMOS ENERGY CORPORATION                                       6.35      06/15/2017          49,288
          180,000  CAROLINA POWER & LIGHT COMPANY                                 5.25      12/15/2015         181,240
          450,000  CENTERPOINT ENERGY HOUSTON SERIES J2                           5.70      03/15/2013         454,058
          150,000  CENTERPOINT ENERGY RESOURCES CORPORATION                       6.13      11/01/2017         144,507
           50,000  CENTERPOINT ENERGY RESOURCES CORPORATION                       6.63      11/01/2037          45,288
          100,000  CENTERPOINT ENERGY RESOURCES CORPORATION SERIES MTN            6.00      05/15/2018          95,096
          250,000  COMMONWEALTH EDISON COMPANY                                    5.90      03/15/2036         223,061
           65,000  COMMONWEALTH EDISON COMPANY SERIES 100                         5.88      02/01/2033          58,108
           50,000  COMMONWEALTH EDISON COMPANY SERIES 105                         5.40      12/15/2011          50,546
          100,000  CONNECTICUT LIGHT & POWER COMPANY                              5.65      05/01/2018          99,815
          180,000  CONSOLIDATED EDISON COMPANY OF NEW YORK                        4.88      02/01/2013         180,013
          100,000  CONSOLIDATED EDISON COMPANY OF NEW YORK                        5.85      04/01/2018         100,987
          100,000  CONSOLIDATED EDISON COMPANY OF NEW YORK                        6.75      04/01/2038         103,690
          100,000  CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES 06-C            5.50      09/15/2016          99,269
           50,000  CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES D               5.30      12/01/2016          48,810

                   Wells Fargo Advantage Master Portfolios 57


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
ELECTRIC, GAS & SANITARY SERVICES (ccontinued)
$          50,000  CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES E               5.70%     12/01/2036  $       45,041
          100,000  CONSOLIDATED NATURAL GAS COMPANY SERIES A                      5.00      12/01/2014          95,781
          200,000  CONSTELLATION ENERGY GROUP INCORPORATED                        7.00      04/01/2012         205,227
          150,000  CONSUMERS ENERGY COMPANY                                       5.65      09/15/2018         147,588
          150,000  CONSUMERS ENERGY COMPANY SERIES B                              5.38      04/15/2013         149,706
          100,000  DOMINION RESOURCES INCORPORATED                                4.75      12/15/2010         100,396
          180,000  DOMINION RESOURCES INCORPORATED                                5.70      09/17/2012         182,438
           50,000  DOMINION RESOURCES INCORPORATED SERIES A                       5.60      11/15/2016          48,987
          125,000  DOMINION RESOURCES INCORPORATED SERIES B                       5.95      06/15/2035         113,849
          350,000  DTE ENERGY COMPANY                                             6.35      06/01/2016         348,606
          150,000  DTE ENERGY COMPANY                                             7.05      06/01/2011         155,933
          125,000  DUKE CAPITAL LLC                                               5.67      08/15/2014         122,539
          100,000  DUKE CAPITAL LLC                                               8.00      10/01/2019         107,765
           75,000  DUKE ENERGY CORPORATION                                        6.45      10/15/2032          75,746
          500,000  DUKE ENERGY CORPORATION SERIES D                               7.38      03/01/2010         524,110
          120,000  DUKE ENERGY FIELD SERVICES LLC                                 7.88      08/16/2010         126,302
          100,000  EMERSON ELECTRIC COMPANY                                       4.75      10/15/2015          99,106
           55,000  ENERGY TRANSFER PARTNERS                                       6.13      02/15/2017          53,569
           30,000  ENERGY TRANSFER PARTNERS                                       6.63      10/15/2036          28,100
          250,000  ENERGY TRANSFER PARTNERS LP                                    6.00      07/01/2013         252,368
          100,000  ENERGY TRANSFER PARTNERS LP                                    6.70      07/01/2018         100,990
          100,000  ENERGY TRANSFER PARTNERS LP                                    7.50      07/01/2038         101,545
          100,000  ENTERGY ARKANSAS INCORPORATED                                  5.40      08/01/2013         100,339
          100,000  ENTERGY LOUISIANA LLC++                                        6.00      05/01/2018          96,033
          125,000  EXELON CORPORATION                                             4.90      06/15/2015         115,685
           65,000  EXELON CORPORATION                                             5.63      06/15/2035          55,862
          150,000  EXELON GENERATION COMPANY LLC                                  6.95      06/15/2011         155,787
          150,000  FIRST ENERGY CORPORATION SERIES B                              6.45      11/15/2011         154,102
          430,000  FIRST ENERGY CORPORATION SERIES C                              7.38      11/15/2031         461,322
          100,000  FLORIDA POWER & LIGHT COMPANY                                  4.80      03/01/2013         100,916
          150,000  FLORIDA POWER & LIGHT COMPANY                                  5.63      04/01/2034         142,347
          100,000  FLORIDA POWER & LIGHT COMPANY                                  5.85      05/01/2037          97,709
           50,000  FLORIDA POWER & LIGHT COMPANY                                  5.95      02/01/2038          49,531
          800,000  FPL GROUP CAPITAL INCORPORATED                                 5.63      09/01/2011         828,957
          200,000  GEORGIA POWER COMPANY                                          5.40      06/01/2018         199,025
          100,000  GEORGIA POWER COMPANY SERIES B                                 5.70      06/01/2017         102,662
          250,000  GREAT PLAIN ENERGY INCORPORATED                                6.38      03/01/2018         249,313
          100,000  ILLINOIS POWER COMPANY                                         6.13      11/15/2017          95,533
           50,000  ILLINOIS POWER COMPANY                                         6.25      04/01/2018          48,037
          100,000  JERSEY CENTRAL POWER & LIGHT COMPANY                           5.63      05/01/2016          96,150
          125,000  KEYSPAN CORPORATION                                            5.80      04/01/2035         104,851
          100,000  MAGELLAN MIDSTREAM PARTNERS LP                                 6.40      07/15/2018         100,134
          250,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                            5.30      03/15/2018         243,363
           75,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                            5.80      10/15/2036          68,093
          180,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                            5.88      10/01/2012         184,587
          100,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                            5.95      05/15/2037          92,657
          250,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                            6.13      04/01/2036         237,482
        1,000,000  NEVADA POWER COMPANY SERIES A                                  8.25      06/01/2011       1,072,334
          180,000  NISOURCE FINANCE CORPORATION                                   5.25      09/15/2017         158,725
           65,000  NISOURCE FINANCE CORPORATION                                   5.45      09/15/2020          55,503
           90,000  NISOURCE FINANCE CORPORATION                                   6.80      01/15/2019          87,533
          100,000  NORTHERN STATES POWER COMPANY MINNESOTA                        6.20      07/01/2037          99,087
          170,000  NORTHWEST PIPELINE CORPORATION++                               6.05      06/15/2018         166,779
           65,000  ONEOK INCORPORATED                                             5.20      06/15/2015          61,323
          200,000  ONEOK PARTNERS LP                                              6.15      10/01/2016         197,318
          125,000  PACIFIC GAS & ELECTRIC COMPANY                                 4.80      03/01/2014         122,556

                   58 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
$         250,000  PACIFIC GAS & ELECTRIC COMPANY                                 5.80%     03/01/2037  $      232,985
          200,000  PACIFIC GAS & ELECTRIC COMPANY                                 6.05      03/01/2034         192,031
          100,000  PACIFIC GAS & ELECTRIC COMPANY                                 6.35      02/15/2038          99,757
          100,000  PACIFICORP                                                     5.65      07/15/2018          99,888
          720,000  PACIFICORP                                                     6.25      10/15/2037         699,473
          200,000  POTOMAC ELECTRIC POWER                                         6.50      11/15/2037         198,218
          500,000  PPL ENERGY SUPPLY LLC                                          6.20      05/15/2016         486,145
           50,000  PROGRESS ENERGY INCORPORATED                                   6.30      04/01/2038          50,278
          180,000  PROGRESS ENERGY INCORPORATED                                   7.10      03/01/2011         188,443
          120,000  PROGRESS ENERGY INCORPORATED                                   7.75      03/01/2031         135,017
          150,000  PSEG POWER LLC                                                 7.75      04/15/2011         158,391
           75,000  PSEG POWER LLC                                                 8.63      04/15/2031          91,001
          150,000  PUBLIC SERVICE COMPANY OF COLORADO                             7.88      10/01/2012         166,751
          100,000  PUBLIC SERVICE ELECTRIC & GAS COMPANY SERIES MTN               5.80      05/01/2037          95,717
          100,000  PUGET SOUND ENERGY INCORPORATED                                6.27      03/15/2037          91,794
          100,000  SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-A                 5.00      01/15/2016          99,302
          180,000  SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-E                 5.35      07/15/2035         164,291
           75,000  SOUTHERN CALIFORNIA GAS COMPANY                                5.75      11/15/2035          71,548
          100,000  SOUTHERN COMPANY SERIES A                                      5.30      01/15/2012         102,868
          250,000  SOUTHERN POWER COMPANY SERIES D                                4.88      07/15/2015         238,211
          100,000  SOUTHWESTERN ELECTRIC POWER COMPANY SERIES E                   5.55      01/15/2017          94,775
          100,000  SOUTHWESTERN PUBLIC SERVICE                                    6.00      10/01/2036          92,755
           75,000  TAMPA ELECTRIC COMPANY                                         6.15      05/15/2037          67,847
          200,000  TENNESSEE VALLEY AUTHORITY<<                                   4.50      04/01/2018         197,635
          150,000  TENNESSEE VALLEY AUTHORITY<<                                   5.50      07/18/2017         159,466
           50,000  TOLEDA EDISON COMPANY                                          6.15      05/15/2037          43,294
          105,000  TRANSCONTINENTAL GAS PIPE LINE CORPORATION++                   6.05      06/15/2018         102,988
           75,000  TXU ELECTRIC DELIVERY COMPANY                                  6.38      05/01/2012          75,973
           75,000  TXU ELECTRIC DELIVERY COMPANY                                  7.00      05/01/2032          72,735
           75,000  TXU ELECTRIC DELIVERY COMPANY                                  7.25      01/15/2033          74,837
          100,000  VIRGINIA ELECTRIC & POWER COMPANY SERIES A                     4.75      03/01/2013          99,314
          105,000  VIRGINIA ELECTRIC & POWER COMPANY SERIES A                     6.00      05/15/2037          99,266
           65,000  WASTE MANAGEMENT INCORPORATED                                  5.00      03/15/2014          60,186
          150,000  WASTE MANAGEMENT INCORPORATED                                  7.75      05/15/2032         148,053
          100,000  WISCONSIN ELECTRIC POWER COMPANY                               5.63      05/15/2033          91,965
           50,000  WISCONSIN ELECTRIC POWER COMPANY                               5.70      12/01/2036          46,256
          125,000  WISCONSIN ENERGY CORPORATION+/-                                6.25      05/15/2049         103,465
          100,000  WISCONSIN POWER & LIGHT COMPANY                                6.38      08/15/2037          99,433
          100,000  XCEL ENERGY INCORPORATED                                       7.00      12/01/2010         104,263
                                                                                                            18,984,262
                                                                                                        --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 0.03%
           50,000  EMERSON ELECTRIC COMPANY                                       5.25      10/15/2018          49,881
          120,000  MOTOROLA INCORPORATED                                          7.50      05/15/2025         109,198
          100,000  NISOURCE FINANCE CORPORATION                                   6.40      03/15/2018          95,505
                                                                                                               254,584
                                                                                                        --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.01%
          100,000  QUEST DIAGNOSTICS INCORPORATED                                 5.13      11/01/2010         100,597
                                                                                                        --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT:
   0.02%
          200,000  FORTUNE BRANDS INCORPORATED                                    5.38      01/15/2016         182,517
                                                                                                        --------------
FOOD & KINDRED PRODUCTS: 0.71%
          180,000  ANHEUSER-BUSCH COMPANIES INCORPORATED                          4.38      01/15/2013         172,429
           50,000  ANHEUSER-BUSCH COMPANIES INCORPORATED                          5.60      03/01/2017          47,379
          250,000  ANHEUSER-BUSCH COMPANIES INCORPORATED                          5.75      04/01/2036         205,010

                   Wells Fargo Advantage Master Portfolios 59


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
FOOD & KINDRED PRODUCTS (continued)
$         350,000  ARCHER-DANIELS-MIDLAND COMPANY                                 5.38%     09/15/2035  $      292,811
          100,000  ARCHER-DANIELS-MIDLAND COMPANY                                 5.45      03/15/2018          98,107
          100,000  BOTTLING GROUP LLC                                             4.63      11/15/2012         102,116
          180,000  COCA-COLA ENTERPRISES INCORPORATED                             4.38      09/15/2009         181,512
          100,000  COCA-COLA ENTERPRISES INCORPORATED                             5.00      08/15/2013         101,569
          180,000  COCA-COLA ENTERPRISES INCORPORATED                             6.75      09/15/2028         190,410
          200,000  COCA-COLA ENTERPRISES INCORPORATED                             8.00      09/15/2022         236,313
          120,000  COCA-COLA ENTERPRISES INCORPORATED                             8.50      02/01/2022         145,736
          150,000  CONAGRA FOODS INCORPORATED                                     6.75      09/15/2011         155,498
          120,000  CONAGRA FOODS INCORPORATED                                     8.25      09/15/2030         136,128
          150,000  DR. PEPPER SNAPPLE GROUP INCORPORATED++                        6.82      05/01/2018         152,740
          100,000  DR. PEPPER SNAPPLE GROUP INCORPORATED++                        7.45      05/01/2038         102,782
          200,000  GENERAL MILLS INCORPORATED                                     5.25      08/15/2013         201,285
          100,000  GENERAL MILLS INCORPORATED                                     5.70      02/15/2017          99,270
          225,000  GENERAL MILLS INCORPORATED                                     6.00      02/15/2012         232,594
          150,000  GRAND METROPOLITAN INVESTMENT CORPORATION                      7.45      04/15/2035         164,905
          100,000  HJ HEINZ COMPANY                                               5.35      07/15/2013         100,460
          975,000  HJ HEINZ COMPANY                                               6.63      07/15/2011       1,025,608
          350,000  KELLOGG COMPANY SERIES B                                       6.60      04/01/2011         370,071
          125,000  KRAFT FOODS INCORPORATED                                       4.13      11/12/2009         124,496
          350,000  KRAFT FOODS INCORPORATED                                       5.25      10/01/2013         346,739
          275,000  KRAFT FOODS INCORPORATED                                       5.63      11/01/2011         279,277
          250,000  KRAFT FOODS INCORPORATED                                       6.50      08/11/2017         252,853
           75,000  KRAFT FOODS INCORPORATED                                       6.50      11/01/2031          70,397
          100,000  KRAFT FOODS INCORPORATED                                       6.88      01/26/2039          97,900
           60,000  KRAFT FOODS INCORPORATED                                       7.00      08/11/2037          59,701
          100,000  PEPSI BOTTLING GROUP INCORPORATED SERIES B                     7.00      03/01/2029         110,947
          250,000  SARA LEE CORPORATION                                           6.25      09/15/2011         256,063
           75,000  WM. WRIGLEY JR. COMPANY                                        4.30      07/15/2010          74,007
                                                                                                             6,187,113
                                                                                                        --------------
FOOD STORES: 0.09%
          100,000  KROGER COMPANY                                                 4.95      01/15/2015          95,201
           50,000  KROGER COMPANY                                                 6.15      01/15/2020          49,713
          350,000  KROGER COMPANY                                                 6.75      04/15/2012         367,824
           75,000  KROGER COMPANY                                                 7.50      04/01/2031          81,191
          100,000  SAFEWAY INCORPORATED                                           4.95      08/16/2010         100,345
           75,000  SAFEWAY INCORPORATED                                           7.25      02/01/2031          79,563
                                                                                                               773,837
                                                                                                        --------------
FORESTRY: 0.05%
          180,000  WEYERHAEUSER COMPANY                                           6.75      03/15/2012         184,989
          225,000  WEYERHAEUSER COMPANY                                           7.38      03/15/2032         215,562
                                                                                                               400,551
                                                                                                        --------------
FURNITURE & FIXTURES: 0.10%
           50,000  CINTAS CORPORATION #2                                          6.15      08/15/2036          45,839
          180,000  MASCO CORPORATION                                              5.88      07/15/2012         167,876
          350,000  MASCO CORPORATION                                              6.13      10/03/2016         306,613
          200,000  NEWELL RUBBERMAID INCORPORATED                                 5.50      04/15/2013         193,119
          165,000  NEWELL RUBBERMAID INCORPORATED                                 6.25      04/15/2018         149,298
                                                                                                               862,745
                                                                                                        --------------
GENERAL MERCHANDISE STORES: 0.36%
          100,000  COSTCO WHOLESALE CORPORATION                                   5.30      03/15/2012         104,648
          200,000  COSTCO WHOLESALE CORPORATION                                   5.50      03/15/2017         203,950

                   60 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
GENERAL MERCHANDISE STORES (continued)
$         405,000  FEDERATED RETAIL HOLDINGS INCORPORATED                         5.35%     03/15/2012  $      379,146
          100,000  FEDERATED RETAIL HOLDINGS INCORPORATED                         5.90      12/01/2016          86,346
          350,000  TARGET CORPORATION                                             5.38      05/01/2017         339,573
          100,000  TARGET CORPORATION                                             6.50      10/15/2037          98,450
          150,000  TARGET CORPORATION                                             7.00      07/15/2031         155,435
          500,000  WAL-MART STORES INCORPORATED                                   4.13      02/15/2011         507,085
          180,000  WAL-MART STORES INCORPORATED                                   4.55      05/01/2013         183,375
          325,000  WAL-MART STORES INCORPORATED                                   5.25      09/01/2035         282,494
          100,000  WAL-MART STORES INCORPORATED                                   5.88      04/05/2027          97,556
          650,000  WAL-MART STORES INCORPORATED                                   6.50      08/15/2037         665,425
                                                                                                             3,103,483
                                                                                                        --------------
HEALTH SERVICES: 0.34%
          350,000  AETNA INCORPORATED                                             5.75      06/15/2011         354,968
          350,000  AMGEN INCORPORATED<<                                           5.85      06/01/2017         351,865
          350,000  ANTHEM INCORPORATED                                            6.80      08/01/2012         365,772
          180,000  CARDINAL HEALTH INCORPORATED                                   5.85      12/15/2017         173,619
          500,000  GLAXOSMITHKLINE CAPITAL INCORPORATED                           5.65      05/15/2018         501,432
          750,000  MEDCO HEALTH SOLUTIONS INCORPORATED                            7.25      08/15/2013         792,863
          225,000  MERCK & COMPANY INCORPORATED                                   4.75      03/01/2015         224,120
          100,000  QUEST DIAGNOSTICS INCORPORATED                                 6.95      07/01/2037         100,111
          100,000  SCHERING-PLOUGH CORPORATION                                    5.55      12/01/2013         101,478
                                                                                                             2,966,228
                                                                                                        --------------
HOLDING & OTHER INVESTMENT OFFICES: 0.60%
           50,000  ALLIED CAPITAL CORPORATION                                     6.63      07/15/2011          48,314
          100,000  AMERIPRISE FINANCIAL INCORPORATED                              5.35      11/15/2010          99,395
          350,000  AVALONBAY COMMUNITIES INCORPORATED SERIES MTN                  6.13      11/01/2012         348,143
          500,000  BERKSHIRE HATHAWAY FINANCE CORPORATION                         4.85      01/15/2015         498,433
          100,000  BOSTON PROPERTIES LP                                           6.25      01/15/2013         100,797
           65,000  COLONIAL REALTY LP                                             5.50      10/01/2015          57,702
        1,350,000  CREDIT SUISSE USA INCORPORATED                                 6.50      01/15/2012       1,402,296
           50,000  EQUIFAX INCORPORATED                                           7.00      07/01/2037          41,609
          180,000  ERP OPERATING LP                                               5.25      09/15/2014         166,007
        1,000,000  ERP OPERATING LP<<                                             5.50      10/01/2012         959,530
           75,000  FUND AMERICAN COMPANIES INCORPORATED                           5.88      05/15/2013          70,341
          360,000  GOLDMAN SACHS GROUP INCORPORATED                               5.15      01/15/2014         344,244
          100,000  HEALTH CARE PROPERTY INVESTORS INCORPORATED                    5.63      05/01/2017          82,525
          180,000  ISTAR FINANCIAL INCORPORATED                                   5.15      03/01/2012         131,400
          350,000  ISTAR FINANCIAL INCORPORATED SERIES 1                          5.88      03/15/2016         245,000
          140,000  LEHMAN BROTHERS HOLDINGS                                       7.50      05/11/2038         123,982
          150,000  LIBERTY PROPERTY LP                                            6.63      10/01/2017         140,009
          100,000  MACK-CALI REALTY LP                                            7.75      02/15/2011         104,363
          100,000  NATIONAL RETAIL PROPERTIES INCORPORATED                        6.88      10/15/2017          95,353
          100,000  SIMON PROPERTY GROUP INCORPORATED                              5.30      05/30/2013          96,063
          100,000  SIMON PROPERTY GROUP INCORPORATED                              6.13      05/30/2018          93,813
                                                                                                             5,249,319
                                                                                                        --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.04%
           75,000  MARRIOTT INTERNATIONAL                                         5.81      11/10/2015          67,200
          100,000  MARRIOTT INTERNATIONAL SERIES J                                5.63      02/15/2013          94,571
          100,000  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED               6.25      02/15/2013          94,721
           50,000  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED               7.38      11/15/2015          47,615
           50,000  WYNDHAM WORLDWIDE CORPORATION                                  6.00      12/01/2016          43,064
                                                                                                               347,171
                                                                                                        --------------

                   Wells Fargo Advantage Master Portfolios 61


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.41%
$         250,000  CATERPILLAR INCORPORATED                                       6.05%     08/15/2036  $      248,655
           75,000  COMPUTER SCIENCES CORPORATION                                  7.38      06/15/2011          79,479
          500,000  DEERE & COMPANY                                                7.85      05/15/2010         533,022
          100,000  DELL INCORPORATED++                                            6.50      04/15/2038          95,334
          200,000  DELL INCORPORATED                                              7.10      04/15/2028         205,986
          100,000  DOVER CORPORATION                                              5.45      03/15/2018          99,924
           60,000  DOVER CORPORATION                                              6.60      03/15/2038          62,896
          180,000  HEWLETT-PACKARD COMPANY                                        6.50      07/01/2012         193,532
          200,000  IBM CORPORATION                                                4.75      11/29/2012         205,231
          500,000  IBM CORPORATION                                                5.70      09/14/2017         509,882
          250,000  IBM CORPORATION                                                5.88      11/29/2032         246,951
          100,000  LOCKHEED MARTIN CORPORATION                                    4.12      03/14/2013          98,242
          100,000  ORACLE CORPORATION                                             5.00      01/15/2011         102,484
          350,000  ORACLE CORPORATION                                             5.25      01/15/2016         348,754
          135,000  PARKER HANNIFIN CORPORATION SERIES MTN                         5.50      05/15/2018         135,955
           60,000  PARKER HANNIFIN CORPORATION SERIES MTN                         6.25      05/15/2038          61,221
          250,000  PITNEY BOWES INCORPORATED SERIES MTN                           4.75      01/15/2016         238,640
          100,000  PITNEY BOWES INCORPORATED SERIES MTN                           5.75      09/15/2017          98,959
                                                                                                             3,565,147
                                                                                                        --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.12%
          500,000  ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES MTN                 5.38      04/30/2013         499,383
           75,000  AON CORPORATION                                                8.21      01/01/2027          70,073
          100,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                 4.63      07/15/2013          95,604
           75,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                 5.95      10/15/2036          65,617
          200,000  MARSH & MCLENNAN COMPANIES INCORPORATED                        5.15      09/15/2010         200,055
           75,000  WILLIS NORTH AMERICA INCORPORATED                              5.63      07/15/2015          68,219
                                                                                                               998,951
                                                                                                        --------------
INSURANCE CARRIERS: 0.98%
           75,000  ACE INA HOLDINGS INCORPORATED                                  5.88      06/15/2014          75,555
           75,000  AEGON FUNDING CORPORATION                                      5.75      12/15/2020          66,347
          150,000  AETNA INCORPORATED                                             6.63      06/15/2036         141,150
          330,000  ALLSTATE CORPORATION                                           5.55      05/09/2035         277,938
          500,000  AMERICAN INTERNATIONAL GROUP+++/-                              8.18      05/15/2049         386,191
          250,000  AMERICAN INTERNATIONAL GROUP INCORPORATED<<                    5.05      10/01/2015         210,290
          250,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                      6.25      05/01/2036         189,842
           50,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                      6.25      03/15/2037          33,175
          250,000  AMERICAN INTERNATIONAL GROUP INCORPORATED++                    8.25      08/15/2018         246,455
          600,000  AMERICAN INTERNATIONAL GROUP INCORPORATED SERIES MTN           5.85      01/16/2018         505,199
           75,000  ASSURANT INCORPORATED                                          6.75      02/15/2034          61,944
          275,000  BERKSHIRE HATHAWAY FINANCE CORPORATION++                       5.00      08/15/2013         278,302
          150,000  CHUBB CORPORATION                                              5.75      05/15/2018         143,922
           80,000  CHUBB CORPORATION                                              6.00      05/11/2037          70,866
          350,000  CHUBB CORPORATION+/-                                           6.38      03/29/2049         309,805
          100,000  CHUBB CORPORATION SERIES 1                                     6.50      05/15/2038          94,720
           50,000  CIGNA CORPORATION                                              6.15      11/15/2036          43,575
           75,000  CINCINNATI FINANCIAL CORPORATION                               6.92      05/15/2028          70,497
           65,000  CNA FINANCIAL CORPORATION                                      5.85      12/15/2014          62,555
           50,000  CNA FINANCIAL CORPORATION                                      6.00      08/15/2011          50,696
           50,000  CNA FINANCIAL CORPORATION                                      6.50      08/15/2016          48,091
          180,000  GE GLOBAL INSURANCE HOLDINGS                                   7.00      02/15/2026         174,298
          100,000  GENWORTH FINANCIAL INCORPORATED                                4.95      10/01/2015          86,456
          350,000  GENWORTH GLOBAL FUNDING TRUSTS SERIES MTN                      5.75      05/15/2013         333,105
          250,000  JEFFERSON-PILOT CORPORATION                                    4.75      01/30/2014         237,522
          100,000  LOEWS CORPORATION                                              5.25      03/15/2016          95,944

                   62 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
INSURANCE CARRIERS (continued)
$          65,000  MBIA INCORPORATED                                              5.70%     12/01/2034  $       35,173
          250,000  METLIFE INCORPORATED                                           5.00      11/24/2013         243,653
          100,000  METLIFE INCORPORATED                                           6.13      12/01/2011         102,248
          280,000  METLIFE INCORPORATED                                           6.38      06/15/2034         265,461
           75,000  NATIONWIDE FINANCIAL SERVICES                                  5.90      07/01/2012          75,469
           75,000  PROGRESSIVE CORPORATION                                        6.25      12/01/2032          66,777
          100,000  PROTECTIVE LIFE SECURED TRUST                                  4.85      08/16/2010         100,738
          105,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                   5.10      12/14/2011         105,194
           65,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                   6.63      12/01/2037          61,056
          500,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNB                  5.75      07/15/2033         437,928
          180,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNC                  5.40      06/13/2035         141,398
           75,000  SAFECO CORPORATION                                             4.88      02/01/2010          74,134
          180,000  ST. PAUL TRAVELERS COMPANIES INCORPORATED                      5.50      12/01/2015         179,124
          100,000  THE TRAVELERS COMPANIES INCORPORATED                           5.38      06/15/2012         101,581
          150,000  THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                5.75      12/15/2017         144,019
           65,000  THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                6.25      06/15/2037          60,348
           75,000  TRANSATLANTIC HOLDINGS INCORPORATED                            5.75      12/14/2015          71,510
          250,000  TRAVELERS COS INCORPORATED+/-                                  6.25      03/15/2037         212,911
          125,000  UNITEDHEALTH GROUP INCORPORATED                                4.88      03/15/2015         115,418
          250,000  UNITEDHEALTH GROUP INCORPORATED                                5.25      03/15/2011         249,169
          250,000  UNITEDHEALTH GROUP INCORPORATED                                5.80      03/15/2036         202,755
          100,000  UNITEDHEALTH GROUP INCORPORATED                                6.00      11/15/2017          95,635
          150,000  UNITEDHEALTH GROUP INCORPORATED                                6.63      11/15/2037         133,392
          100,000  UNITRIN INCORPORATED                                           6.00      05/15/2017          83,949
          100,000  WELLPOINT INCORPORATED                                         5.00      01/15/2011          99,559
          100,000  WELLPOINT INCORPORATED                                         5.25      01/15/2016          93,557
           75,000  WELLPOINT INCORPORATED                                         5.85      01/15/2036          63,587
          500,000  WELLPOINT INCORPORATED                                         5.88      06/15/2017         482,192
          100,000  WR BERKLEY CORPORATION                                         6.25      02/15/2037          81,287
                                                                                                             8,473,662
                                                                                                        --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 0.12%
           60,000  AGILENT TECHNOLOGIES INCORPORATED                              6.50      11/01/2017          58,941
           50,000  BAXTER INTERNATIONAL INCORPORATED                              5.90      09/01/2016          51,736
          350,000  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED                   6.13      07/01/2015         349,011
          125,000  MEDTRONIC INCORPORATED SERIES B                                4.38      09/15/2010         126,844
          225,000  RAYTHEON COMPANY                                               4.85      01/15/2011         227,047
          100,000  ROPER INDUSTRIES INCORPORATED                                  6.63      08/15/2013         101,905
          150,000  XEROX CORPORATION                                              6.35      05/15/2018         145,100
                                                                                                             1,060,584
                                                                                                        --------------
METAL MINING: 0.14%
        1,000,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                    8.38      04/01/2017       1,060,000
          150,000  SOUTHERN COPPER CORPORATION                                    7.50      07/27/2035         144,332
                                                                                                             1,204,332
                                                                                                        --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.02%
          100,000  VULCAN MATERIALS COMPANY                                       5.60      11/30/2012          97,537
           50,000  VULCAN MATERIALS COMPANY                                       7.15      11/30/2037          45,112
                                                                                                               142,649
                                                                                                        --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.07%
           75,000  3M COMPANY SERIES MTN                                          5.70      03/15/2037          76,927
          360,000  GENERAL ELECTRIC COMPANY                                       5.00      02/01/2013         364,061
          200,000  TYCO INTERNATIONAL GROUP SA                                    6.38      10/15/2011         200,557
                                                                                                               641,545
                                                                                                        --------------

                   Wells Fargo Advantage Master Portfolios 63


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
MISCELLANEOUS RETAIL: 0.11%
$          65,000  CVS CAREMARK CORPORATION                                       4.00%     09/15/2009  $       64,542
          200,000  CVS CAREMARK CORPORATION                                       5.75      06/01/2017         195,819
          250,000  CVS CAREMARK CORPORATION                                       6.13      08/15/2016         249,725
           65,000  CVS CAREMARK CORPORATION                                       6.25      06/01/2027          61,763
          180,000  FEDERATED DEPARTMENT STORES INCORPORATED                       6.90      04/01/2029         151,602
          250,000  WALGREEN COMPANY                                               4.88      08/01/2013         252,315
                                                                                                               975,766
                                                                                                        --------------
MOTION PICTURES: 0.13%
          180,000  NEWS AMERICA INCORPORATED                                      5.30      12/15/2014         177,862
          450,000  NEWS AMERICA INCORPORATED                                      6.40      12/15/2035         416,396
          180,000  WALT DISNEY COMPANY                                            6.38      03/01/2012         192,633
           75,000  WALT DISNEY COMPANY                                            7.00      03/01/2032          85,207
          250,000  WALT DISNEY COMPANY SERIES MTN                                 5.63      09/15/2016         256,741
                                                                                                             1,128,839
                                                                                                        --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.03%
          100,000  UNITED PARCEL SERVICE INCORPORATED                             4.50      01/15/2013         101,141
          100,000  UNITED PARCEL SERVICE INCORPORATED                             5.50      01/15/2018         102,493
           70,000  UNITED PARCEL SERVICE INCORPORATED                             6.20      01/15/2038          70,466
                                                                                                               274,100
                                                                                                        --------------
NATIONAL SECURITY & INTERNATIONAL AFFAIRS: 0.01%
           75,000  GOODRICH CORPORATION                                           7.63      12/15/2012          82,282
                                                                                                        --------------
NETWORKING PRODUCTS: 0.05%
          180,000  CISCO SYSTEMS INCORPORATED                                     5.25      02/22/2011         185,923
          275,000  CISCO SYSTEMS INCORPORATED<<                                   5.50      02/22/2016         279,420
                                                                                                               465,343
                                                                                                        --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.03%
          100,000  ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES MTN                 4.25      02/26/2010         100,683
          200,000  AMERICAN EXPRESS+/-                                            6.80      09/01/2049         173,616
          250,000  AMERICAN EXPRESS BANK FSB SERIES BKN1                          5.55      10/17/2012         242,127
          500,000  AMERICAN EXPRESS CENTURION BANK SERIES BKN1                    6.00      09/13/2017         459,348
          500,000  AMERICAN EXPRESS COMPANY<<                                     7.00      03/19/2018         491,032
          100,000  AMERICAN EXPRESS CREDIT CORPORATION                            5.30      12/02/2015          91,907
          180,000  AMERICAN GENERAL FINANCE CORPORATION SERIES MTN                4.88      05/15/2010         167,901
        1,000,000  AMERICAN GENERAL FINANCE CORPORATION SERIES MTNH               5.38      10/01/2012         867,659
          180,000  AMERICAN GENERAL FINANCE CORPORATION SERIES MTNI               5.40      12/01/2015         132,411
          300,000  BOEING CAPITAL CORPORATION                                     6.10      03/01/2011         314,863
          100,000  BRANCH BANKING & TRUST SERIES BKNT                             5.63      09/15/2016          90,951
          200,000  CAPITAL ONE CAPITAL III                                        7.69      08/15/2036         143,930
           50,000  CAPITAL ONE CAPITAL IV+/-                                      6.75      02/17/2037          34,478
          115,000  CAPITAL ONE FINANCIAL COMPANY SERIES MTN                       5.70      09/15/2011         107,951
          300,000  CAPITAL ONE FINANCIAL CORPORATION                              4.80      02/21/2012         268,794
          180,000  CATERPILLAR FINANCIAL SERVICES CORPORATION                     4.30      06/01/2010         182,077
          275,000  CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTN          5.50      03/15/2016         277,209
           65,000  CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES
                      MTNF                                                        4.75      02/17/2015          62,620
           90,000  CIT GROUP INCORPORATED                                         5.40      02/13/2012          68,137
          500,000  CIT GROUP INCORPORATED+/-                                      6.10      03/15/2049         194,873
          275,000  CITIGROUP INCORPORATED                                         6.00      10/31/2033         223,328
          125,000  CREDIT SUISSE NEW YORK                                         6.00      02/15/2018         119,932
        1,000,000  GENERAL ELECTRIC CAPITAL CORPORATION<<                         4.80      05/01/2013         988,806
          525,000  GENERAL ELECTRIC CAPITAL CORPORATION                           5.00      11/15/2011         536,211

                   64 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
$         500,000  GENERAL ELECTRIC CAPITAL CORPORATION                           5.88%     01/14/2038  $      450,218
          300,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES GMTN               6.15      08/07/2037         284,501
          500,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                5.00      01/08/2016         489,150
        1,500,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                5.63      09/15/2017       1,466,096
          450,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA               4.13      09/01/2009         453,992
        1,200,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA               4.38      03/03/2012       1,189,674
          400,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA<<             6.75      03/15/2032         404,236
          200,000  HSBC FINANCE CAPITAL TRUST IX+/-                               5.91      11/30/2035         159,294
        1,000,000  HSBC FINANCE CORPORATION                                       4.13      11/16/2009         997,084
          300,000  HSBC FINANCE CORPORATION                                       4.63      09/15/2010         299,241
          325,000  HSBC FINANCE CORPORATION                                       5.00      06/30/2015         309,820
          450,000  HSBC FINANCE CORPORATION                                       5.25      01/14/2011         450,465
          800,000  HSBC FINANCE CORPORATION                                       6.38      11/27/2012         817,872
        1,000,000  IBM INTERNATIONAL GROUP CAPITAL LLC                            5.05      10/22/2012       1,029,218
          250,000  JOHN DEERE CAPITAL CORPORATION                                 7.00      03/15/2012         269,746
          100,000  JOHN DEERE CAPITAL CORPORATION SERIES MTN                      5.50      04/13/2017          98,866
          500,000  JPMORGAN CHASE BANK NATIONAL SERIES BKNT                       6.00      10/01/2017         483,998
          180,000  JPMORGAN CHASE CAPITAL XV                                      5.88      03/15/2035         139,469
          150,000  JPMORGAN CHASE CAPITAL XXII SERIES V                           6.45      02/02/2037         122,386
          150,000  NATIONAL RURAL UTILITIES COOPERATIVE FINANCE
                      CORPORATION<<                                               5.50      07/01/2013         153,349
          180,000  NATIONAL RURAL UTILITIES COOPERATIVE FINANCE
                      CORPORATION SERIES MTNC                                     7.25      03/01/2012         192,282
          150,000  NATIONAL RURAL UTILITIES COOPERATIVE FINANCE
                      CORPORATION SERIES MTNC                                     8.00      03/01/2032         170,620
           65,000  SLM CORPORATION SERIES MTN                                     5.63      08/01/2033          48,222
          300,000  SLM CORPORATION SERIES MTNA                                    5.00      10/01/2013         245,420
          180,000  TEXTRON FINANCIAL CORPORATION                                  4.60      05/03/2010         179,363
          175,000  TOYOTA MOTOR CREDIT CORPORATION                                4.25      03/15/2010         178,274
          100,000  UNILEVER CAPITAL CORPORATION                                   5.90      11/15/2032          96,765
          100,000  UNILEVER CAPITAL CORPORATION                                   7.13      11/01/2010         107,397
                                                                                                            17,627,862
                                                                                                        --------------
OFFICE EQUIPMENT: 0.04%
           70,000  XEROX CORPORATION                                              5.50      05/15/2012          69,528
          250,000  XEROX CORPORATION                                              6.75      02/01/2017         252,788
                                                                                                               322,316
                                                                                                        --------------
OIL & GAS EXTRACTION: 0.66%
          100,000  ANADARKO PETROLEUM CORPORATION                                 5.95      09/15/2016          97,450
          100,000  ANADARKO PETROLEUM CORPORATION                                 6.45      09/15/2036          91,911
          100,000  APACHE CORPORATION                                             5.25      04/15/2013         102,045
           30,000  APACHE CORPORATION                                             5.63      01/15/2017          30,367
          100,000  APACHE CORPORATION                                             6.00      01/15/2037          95,668
          100,000  APACHE CORPORATION                                             6.25      04/15/2012         105,962
          150,000  BJ SERVICES COMPANY                                            6.00      06/01/2018         152,636
           65,000  CANADIAN NATURAL RESOURCES LIMITED                             5.85      02/01/2035          57,123
          300,000  CONOCOPHILLIPS COMPANY                                         6.95      04/15/2029         328,172
          750,000  CONOCOPHILLIPS COMPANY                                         8.75      05/25/2010         814,675
        1,180,000  DEVON FINANCING CORPORATION ULC                                6.88      09/30/2011       1,253,574
          120,000  DEVON FINANCING CORPORATION ULC                                7.88      09/30/2031         138,462
          500,000  EL PASO ENERGY CORPORATION++                                   5.90      04/01/2017         473,759
          150,000  EL PASO NATURAL GAS COMPANY                                    5.95      04/15/2017         142,582
          150,000  HALLIBURTON COMPANY                                            5.50      10/15/2010         155,550
          180,000  HESS CORPORATION                                               7.88      10/01/2029         202,143
          120,000  NEXEN INCORPORATED                                             7.88      03/15/2032         129,001
          180,000  OCCIDENTAL PETROLEUM CORPORATION                               6.75      01/15/2012         193,113
          150,000  PANHANDLE EAST PIPE LINE                                       6.20      11/01/2017         140,870

                   Wells Fargo Advantage Master Portfolios 65


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
OIL & GAS EXTRACTION (continued)
$         250,000  PC FINANCIAL PARTNERSHIP                                       5.00%     11/15/2014  $      234,562
           50,000  PRAXAIR INCORPORATED                                           5.20      03/15/2017          48,802
           65,000  TALISMAN ENERGY INCORPORATED                                   5.13      05/15/2015          61,232
          125,000  XTO ENERGY INCORPORATED                                        4.90      02/01/2014         119,135
          125,000  XTO ENERGY INCORPORATED                                        6.10      04/01/2036         110,916
          500,000  XTO ENERGY INCORPORATED                                        6.75      08/01/2037         471,596
                                                                                                             5,751,306
                                                                                                        --------------
PAPER & ALLIED PRODUCTS: 0.17%
          125,000  INTERNATIONAL PAPER COMPANY                                    4.00      04/01/2010         121,452
          180,000  INTERNATIONAL PAPER COMPANY                                    5.30      04/01/2015         158,598
          500,000  INTERNATIONAL PAPER COMPANY                                    7.95      06/15/2018         508,020
          300,000  KIMBERLY-CLARK CORPORATION                                     5.00      08/15/2013         308,723
          200,000  KIMBERLY-CLARK CORPORATION                                     6.63      08/01/2037         210,791
          200,000  PACTIV CORPORATION                                             6.40      01/15/2018         197,161
                                                                                                             1,504,745
                                                                                                        --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.19%
          150,000  CONOCOPHILLIPS                                                 4.40      05/15/2013         148,611
          100,000  CONOCOPHILLIPS                                                 5.90      05/15/2038          98,610
          125,000  ENTERPRISE PRODUCTS OPERATING LP                               4.95      06/01/2010         124,844
           65,000  ENTERPRISE PRODUCTS OPERATING LP SERIES B                      5.60      10/15/2014          63,818
          120,000  HESS CORPORATION                                               7.30      08/15/2031         126,626
          150,000  MARATHON OIL CORPORATION                                       6.00      07/01/2012         152,835
          125,000  MARATHON OIL CORPORATION                                       6.00      10/01/2017         123,618
           50,000  MARATHON OIL CORPORATION                                       6.60      10/01/2037          46,534
          100,000  SEMPRA ENERGY                                                  6.00      02/01/2013         103,102
          100,000  SUNOCO INCORPORATED                                            5.75      01/15/2017          92,834
          500,000  VALERO ENERGY CORPORATION                                      6.13      06/15/2017         473,863
          100,000  VALERO ENERGY CORPORATION                                      7.50      04/15/2032          96,564
                                                                                                             1,651,859
                                                                                                        --------------
PHARMACEUTICALS: 0.03%
          300,000  GLAXOSMITHKLINE CAPITAL INCORPORATED                           6.38      05/15/2038         300,162
                                                                                                        --------------
PIPELINES: 0.27%
          100,000  BOARDWALK PIPELINES LP                                         5.88      11/15/2016          97,114
          100,000  BUCKEYE PARTNERS LP                                            6.05      01/15/2018          98,173
           75,000  CENTERPOINT ENERGY RESOURCES CORPORATION SERIES B              7.88      04/01/2013          79,712
           65,000  ENBRIDGE ENERGY PARTNERS LP                                    5.88      12/15/2016          62,890
           75,000  ENTERPRISE PRODUCTS OPERATING LP SERIES B                      6.88      03/01/2033          72,046
          100,000  EQUITABLE RESOURCES INCORPORATED                               6.50      04/01/2018         101,315
          100,000  KANEB PIPE LINE OPERATING PARTNERSHIP LP                       5.88      06/01/2013          97,473
          100,000  KINDER MORGAN ENERGY PARTNERS LP                               5.00      12/15/2013          97,244
          500,000  KINDER MORGAN ENERGY PARTNERS LP                               5.13      11/15/2014         479,341
          100,000  KINDER MORGAN ENERGY PARTNERS LP                               5.80      03/15/2035          85,193
           50,000  PLAINS ALL AMERICAN PIPELINE LP                                6.13      01/15/2017          48,769
          150,000  PLAINS ALL AMERICAN PIPELINE LP++                              6.50      05/01/2018         147,559
          200,000  PLAINS ALL AMERICAN PIPELINE LP                                6.65      01/15/2037         180,764
          250,000  TEPPCO PARTNERS LP                                             5.90      04/15/2013         250,276
          250,000  TEPPCO PARTNERS LP                                             6.65      04/15/2018         251,556
          100,000  TEPPCO PARTNERS LP                                             7.55      04/15/2038         100,457
           75,000  TEXAS EASTERN TRANSMISSION LP                                  7.00      07/15/2032          71,895
                                                                                                             2,321,777
                                                                                                        --------------

                   66 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

     PRINCIPAL                         SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
PRIMARY METAL INDUSTRIES: 0.15%
$          25,000  ALCOA INCORPORATED                                              5.55%    02/01/2017  $       23,158
          300,000  ALCOA INCORPORATED                                              5.90     02/01/2027         255,393
           25,000  ALCOA INCORPORATED                                              5.95     02/01/2037          21,187
          200,000  ALCOA INCORPORATED                                              6.00     07/15/2013         200,233
          250,000  ALCOA INCORPORATED                                              6.50     06/01/2011         258,688
           50,000  ALCOA INCORPORATED                                              6.75     07/15/2018          49,781
           75,000  ALCOA INCORPORATED                                              6.75     01/15/2028          70,602
           50,000  COMMERCIAL METALS COMPANY                                       6.50     07/15/2017          48,492
          100,000  NUCOR CORPORATION                                               5.00     06/01/2013         101,382
          150,000  NUCOR CORPORATION                                               5.85     06/01/2018         151,314
           50,000  NUCOR CORPORATION                                               6.40     12/01/2037          49,343
          100,000  US STEEL CORPORATION                                            6.05     06/01/2017          91,952
                                                                                                             1,321,525
                                                                                                        --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.06%
          100,000  NEWS AMERICA INCORPORATED                                       6.65     11/15/2037          96,404
           75,000  RR DONNELLEY & SONS COMPANY                                     4.95     05/15/2010          74,466
           65,000  RR DONNELLEY & SONS COMPANY                                     5.50     05/15/2015          59,853
           20,000  RR DONNELLEY & SONS COMPANY                                     5.63     01/15/2012          19,724
           50,000  RR DONNELLEY & SONS COMPANY                                     6.13     01/15/2017          45,896
          250,000  VIACOM CORPORATION                                              7.70     07/30/2010         258,691
                                                                                                               555,034
                                                                                                        --------------
RAILROAD TRANSPORTATION: 0.29%
          500,000  BURLINGTON NORTHERN SANTA FE CORPORATION                        4.88     01/15/2015         485,384
           60,000  BURLINGTON NORTHERN SANTA FE CORPORATION                        5.65     05/01/2017          59,229
           50,000  BURLINGTON NORTHERN SANTA FE CORPORATION                        6.15     05/01/2037          47,485
          100,000  CSX CORPORATION                                                 5.60     05/01/2017          90,651
          100,000  CSX CORPORATION                                                 6.00     10/01/2036          81,338
           70,000  CSX CORPORATION                                                 6.15     05/01/2037          57,380
          250,000  CSX CORPORATION                                                 6.25     04/01/2015         244,957
          300,000  CSX CORPORATION                                                 6.30     03/15/2012         301,700
          200,000  CSX CORPORATION                                                 7.45     04/01/2038         192,608
          275,000  NORFOLK SOUTHERN CORPORATION                                    5.59     05/17/2025         249,252
          100,000  NORFOLK SOUTHERN CORPORATION                                    5.75     04/01/2018          99,210
          360,000  UNION PACIFIC CORPORATION                                       4.88     01/15/2015         341,394
          200,000  UNION PACIFIC CORPORATION                                       5.75     11/15/2017         194,970
           40,000  UNION PACIFIC CORPORATION                                       6.15     05/01/2037          36,641
                                                                                                             2,482,199
                                                                                                        --------------
REAL ESTATE: 0.02%
          200,000  DUKE REALTY LP                                                  6.25     05/15/2013         197,226
                                                                                                        --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.27%
          100,000  CAMDEN PROPERTY TRUST                                           5.70     05/15/2017          90,067
          200,000  HEALTH CARE PROPERTY INVESTORS INCORPORATED                     6.00     01/30/2017         168,918
           75,000  HEALTHCARE REALTY TRUST INCORPORATED                            8.13     05/01/2011          77,778
           75,000  HOSPITALITY PROPERTIES TRUST                                    5.63     03/15/2017          58,145
          325,000  INTERNATIONAL LEASE FINANCE CORPORATION                         5.00     04/15/2010         310,467
          100,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN              5.40     02/15/2012          88,777
          250,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN              5.55     09/05/2012         217,458
          125,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN              5.75     06/15/2011         114,275
           75,000  LIBERTY PROPERTY LP                                             5.50     12/15/2016          65,046
          100,000  PROLOGIS                                                        5.25     11/15/2010         100,043
          300,000  PROLOGIS TRUST                                                  5.63     11/15/2016         264,040

                   Wells Fargo Advantage Master Portfolios 67


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                           SECURITY NAME                     INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
$         100,000  PROLOGIS TRUST<<                                                6.63%    05/15/2018  $       92,121
          100,000  REALTY INCOME CORPORATION                                       5.95     09/15/2016          90,213
          100,000  REGENCY CENTERS LP                                              5.88     06/15/2017          91,159
           50,000  SIMON PROPERTY GROUP LP                                         5.00     03/01/2012          48,319
           50,000  SIMON PROPERTY GROUP LP<<                                       5.25     12/01/2016          44,903
          300,000  SIMON PROPERTY GROUP LP                                         5.75     05/01/2012         296,738
          125,000  SIMON PROPERTY GROUP LP                                         5.75     12/01/2015         123,245
                                                                                                             2,341,712
                                                                                                        --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.01%
          100,000  COOPER US INCORPORATED                                          6.10     07/01/2017         101,970
                                                                                                        --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.18%
          180,000  BEAR STEARNS COMPANIES INCORPORATED                             5.30     10/30/2015         168,803
          600,000  BEAR STEARNS COMPANIES INCORPORATED                             5.50     08/15/2011         598,172
           25,000  BEAR STEARNS COMPANIES INCORPORATED<<                           5.55     01/22/2017          23,328
          120,000  BEAR STEARNS COMPANIES INCORPORATED                             6.40     10/02/2017         117,964
          500,000  BEAR STEARNS COMPANIES INCORPORATED SERIES MTN                  6.95     08/10/2012         519,341
          225,000  BEAR STEARNS COMPANIES INCORPORATED SERIES MTNB                 4.55     06/23/2010         225,741
          750,000  CITIGROUP CAPITAL XXI+/-                                        8.30     12/21/2049         677,007
          500,000  CREDIT SUISSE USA INCORPORATED                                  5.50     08/15/2013         497,793
          250,000  CREDIT SUISSE USA INCORPORATED                                  7.13     07/15/2032         264,118
           50,000  EATON VANCE CORPORATION                                         6.50     10/02/2017          49,034
          200,000  GOLDMAN SACHS CAPITAL II+/-                                     5.79     12/31/2049         123,958
          700,000  GOLDMAN SACHS GROUP INCORPORATED                                4.75     07/15/2013         672,585
          275,000  GOLDMAN SACHS GROUP INCORPORATED                                5.35     01/15/2016         255,917
          100,000  GOLDMAN SACHS GROUP INCORPORATED                                5.45     11/01/2012          99,580
          500,000  GOLDMAN SACHS GROUP INCORPORATED                                5.75     10/01/2016         474,784
           70,000  GOLDMAN SACHS GROUP INCORPORATED                                5.95     01/15/2027          58,962
          100,000  GOLDMAN SACHS GROUP INCORPORATED<<                              6.15     04/01/2018          95,657
        1,250,000  GOLDMAN SACHS GROUP INCORPORATED                                6.25     09/01/2017       1,209,946
          450,000  GOLDMAN SACHS GROUP INCORPORATED                                6.35     02/15/2034         373,957
          725,000  GOLDMAN SACHS GROUP INCORPORATED                                6.60     01/15/2012         750,253
          325,000  GOLDMAN SACHS GROUP INCORPORATED                                6.75     10/01/2037         285,952
        1,000,000  GOLDMAN SACHS GROUP INCORPORATED                                6.88     01/15/2011       1,037,678
          150,000  JEFFERIES GROUP INCORPORATED                                    6.45     06/08/2027         115,400
           50,000  LEHMAN BROTHERS HOLDINGS CAPITAL TRUST V SERIES
                      MTN+/-                                                       5.86     12/31/2049          26,125
          200,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                           5.50     04/04/2016         176,035
          500,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                           6.50     07/19/2017         442,606
        1,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                           6.75     12/28/2017         896,856
          500,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                6.00     07/19/2012         472,482
           95,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                6.20     09/26/2014          88,990
          125,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                6.88     05/02/2018         116,378
           35,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                7.00     09/27/2027          31,209
          200,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG               4.80     03/13/2014         173,330
          450,000  MERRILL LYNCH & COMPANY INCORPORATED                            5.45     07/15/2014         407,174
          500,000  MERRILL LYNCH & COMPANY INCORPORATED                            5.70     05/02/2017         423,222
        1,000,000  MERRILL LYNCH & COMPANY INCORPORATED                            6.05     08/15/2012         958,575
          250,000  MERRILL LYNCH & COMPANY INCORPORATED                            6.05     05/16/2016         226,464
          300,000  MERRILL LYNCH & COMPANY INCORPORATED                            6.11     01/29/2037         225,106
          100,000  MERRILL LYNCH & COMPANY INCORPORATED                            6.22     09/15/2026          79,455
          500,000  MERRILL LYNCH & COMPANY INCORPORATED                            6.40     08/28/2017         453,563
          500,000  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                 5.77     07/25/2011         491,315
          190,000  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN<<               6.88     04/25/2018         174,992
          525,000  MORGAN STANLEY                                                  5.38     10/15/2015         471,148
          500,000  MORGAN STANLEY                                                  6.60     04/01/2012         502,446

                   68 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
$         120,000  MORGAN STANLEY                                                  7.25%    04/01/2032  $      113,044
          500,000  MORGAN STANLEY SERIES EMTN                                      5.45     01/09/2017         435,535
        1,500,000  MORGAN STANLEY SERIES MTN<<                                     5.25     11/02/2012       1,445,291
          500,000  MORGAN STANLEY SERIES MTN                                       5.55     04/27/2017         438,932
        1,000,000  MORGAN STANLEY SERIES MTN                                       6.63     04/01/2018         929,123
                                                                                                            18,895,326
                                                                                                        --------------
TOBACCO PRODUCTS: 0.08%
          125,000  PHILIP MORRIS INTERNATIONAL INCORPORATED                        4.88     05/16/2013         123,829
          150,000  PHILIP MORRIS INTERNATIONAL INCORPORATED                        5.65     05/16/2018         147,571
          100,000  PHILIP MORRIS INTERNATIONAL INCORPORATED<<                      6.38     05/16/2038          98,352
          200,000  REYNOLDS AMERICAN INCORPORATED                                  7.25     06/15/2037         197,117
          100,000  UST INCORPORATED                                                5.75     03/01/2018          98,494
                                                                                                               665,363
                                                                                                        --------------
TRANSPORTATION BY AIR: 0.07%
           75,000  CONTINENTAL AIRLINES INCORPORATED SERIES A                      5.98     04/19/2022          61,313
          107,518  DELTA AIR LINES INCORPORATED                                    6.82     08/10/2022          87,853
          120,000  LOCKHEED MARTIN CORPORATION                                     8.50     12/01/2029         144,733
          200,000  NORTHWEST AIRLINES INCORPORATED                                 7.03     11/01/2019         158,000
          120,000  RAYTHEON COMPANY                                                7.20     08/15/2027         131,861
                                                                                                               583,760
                                                                                                        --------------
TRANSPORTATION EQUIPMENT: 0.47%
          180,000  BOEING COMPANY                                                  6.13     02/15/2033         181,245
          100,000  DAIMLER FINANCE NA LLC                                          5.88     03/15/2011         100,705
          330,000  DAIMLER FINANCE NA LLC                                          6.50     11/15/2013         327,846
          200,000  DAIMLER FINANCE NA LLC                                          7.30     01/15/2012         209,143
          500,000  DAIMLER FINANCE NA LLC                                          8.00     06/15/2010         525,538
          225,000  DAIMLER FINANCE NA LLC                                          8.50     01/18/2031         231,364
          100,000  HONEYWELL INTERNATIONAL INCORPORATED                            4.25     03/01/2013          99,314
          100,000  HONEYWELL INTERNATIONAL INCORPORATED                            5.30     03/01/2018          99,191
          250,000  HONEYWELL INTERNATIONAL INCORPORATED                            5.70     03/15/2037         232,734
          150,000  HONEYWELL INTERNATIONAL INCORPORATED<<                          7.50     03/01/2010         159,207
          150,000  JOHNSON CONTROLS INCORPORATED                                   5.25     01/15/2011         151,991
          350,000  LOCKHEED MARTIN CORPORATION SERIES B                            6.15     09/01/2036         345,398
          520,000  NORTHROP GRUMMAN CORPORATION                                    7.75     02/15/2031         604,279
          180,000  UNITED TECHNOLOGIES CORPORATION                                 4.38     05/01/2010         184,084
          100,000  UNITED TECHNOLOGIES CORPORATION                                 4.88     05/01/2015         100,414
          430,000  UNITED TECHNOLOGIES CORPORATION                                 7.50     09/15/2029         494,072
                                                                                                             4,046,525
                                                                                                        --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.03%
          300,000  MCKESSON HBOC INCORPORATED                                      5.25     03/01/2013         297,401
                                                                                                        --------------
WHOLESALE TRADE-DURABLE GOODS: 0.04%
          180,000  JOHNSON & JOHNSON                                               4.95     05/15/2033         164,433
           25,000  MARTIN MARIETTA MATERIALS INCORPORATED                          6.25     05/01/2037          20,510
          125,000  MARTIN MARIETTA MATERIALS INCORPORATED                          6.60     04/15/2018         122,363
                                                                                                               307,306
                                                                                                        --------------
TOTAL CORPORATE BONDS & NOTES (COST $189,190,264)                                                          182,360,772
                                                                                                        --------------

                   Wells Fargo Advantage Master Portfolios 69


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
FOREIGN CORPORATE BONDS@: 2.83%
$         150,000  ALBERTA ENERGY COMPANY LIMITED                                  8.13%    09/15/2030  $      170,501
          180,000  ALCAN INCORPORATED                                              5.00     06/01/2015         167,517
          100,000  ALCAN INCORPORATED                                              6.13     12/15/2033          89,791
          100,000  AMERICA MOVIL SAB DE CV                                         5.63     11/15/2017          96,930
          100,000  AMERICA MOVIL SAB DE CV                                         6.13     11/15/2037          91,130
          100,000  AMVESCAP PLC                                                    5.63     04/17/2012          96,558
           75,000  ANADARKO FINANCE COMPANY SERIES B                               6.75     05/01/2011          77,643
          325,000  ANADARKO FINANCE COMPANY SERIES B                               7.50     05/01/2031         337,997
          750,000  ARCELORMITTAL++                                                 5.38     06/01/2013         735,602
           75,000  ASTRAZENECA PLC                                                 5.40     06/01/2014          77,100
          500,000  ASTRAZENECA PLC                                                 5.90     09/15/2017         519,337
          350,000  ASTRAZENECA PLC                                                 6.45     09/15/2037         358,933
          150,000  AXA SA                                                          8.60     12/15/2030         142,612
           65,000  AXIS CAPITAL HOLDINGS LIMITED                                   5.75     12/01/2014          59,695
          300,000  BARCLAYS BANK PLC                                               5.45     09/12/2012         299,749
          250,000  BHP BILLITON FINANCE LIMITED                                    5.00     12/15/2010         253,827
          150,000  BHP BILLITON FINANCE LIMITED                                    5.25     12/15/2015         144,953
          200,000  BHP BILLITON FINANCE LIMITED                                    5.40     03/29/2017         191,280
          300,000  BRITISH TELECOMMUNICATIONS PLC                                  9.13     12/15/2030         353,507
          125,000  BROOKFIELD ASSET MANAGEMENT INCORPORATED                        5.80     04/25/2017         109,881
          100,000  BURLINGTON RESOURCES FINANCE COMPANY                            6.50     12/01/2011         107,012
          500,000  BURLINGTON RESOURCES FINANCE COMPANY                            7.20     08/15/2031         549,671
          350,000  CANADIAN NATIONAL RAILWAY COMPANY                               6.38     11/15/2037         362,132
           65,000  CANADIAN NATURAL RESOURCES LIMITED                              4.90     12/01/2014          61,758
          150,000  CANADIAN NATURAL RESOURCES LIMITED                              5.70     05/15/2017         144,766
          200,000  CANADIAN NATURAL RESOURCES LIMITED                              6.25     03/15/2038         184,212
          360,000  CANADIAN PACIFIC RAILWAY COMPANY                                5.75     03/15/2033         296,083
           65,000  CANADIAN PACIFIC RAILWAY COMPANY                                5.95     05/15/2037          53,719
           65,000  CELULOSA ARAUCO Y CONSTITUCION SA                               5.63     04/20/2015          63,733
          275,000  CIT GROUP FUNDING COMPANY OF CANADA                             4.65     07/01/2010         237,148
          275,000  CIT GROUP FUNDING COMPANY OF CANADA                             5.20     06/01/2015         193,504
           25,000  CIT GROUP FUNDING COMPANY OF CANADA                             5.60     11/02/2011          19,835
          325,000  CONOCO FUNDING COMPANY                                          6.35     10/15/2011         346,539
          150,000  CONOCOPHILLIPS CANADA                                           5.63     10/15/2016         154,067
          100,000  COVIDIEN INTERNATIONAL FINANCE SA                               5.45     10/15/2012         101,567
          100,000  COVIDIEN INTERNATIONAL FINANCE SA                               6.00     10/15/2017         101,365
           50,000  COVIDIEN INTERNATIONAL FINANCE SA                               6.55     10/15/2037          50,860
        1,000,000  DEUTSCHE BANK AG LONDON                                         4.88     05/20/2013         980,910
          500,000  DEUTSCHE BANK AG LONDON                                         6.00     09/01/2017         503,432
          275,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                       5.75     03/23/2016         264,191
          325,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                       8.50     06/15/2010         343,964
          330,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                       8.75     06/15/2030         363,717
          175,000  DIAGEO CAPITAL PLC                                              4.38     05/03/2010         176,077
           50,000  DIAGEO CAPITAL PLC                                              5.20     01/30/2013          50,583
           50,000  DIAGEO CAPITAL PLC                                              5.75     10/23/2017          49,555
           75,000  DIAGEO CAPITAL PLC                                              5.88     09/30/2036          69,877
          125,000  DIAGEO FINANCE BV                                               5.30     10/28/2015         123,329
          100,000  ENBRIDGE INCORPORATED                                           5.60     04/01/2017          94,878
          100,000  ENCANA HOLDINGS FINANCE CORPORATION                             5.80     05/01/2014          99,592
          100,000  FALCONBRIDGE LIMITED                                            6.00     10/15/2015          94,815
          250,000  FRANCE TELECOM SA                                               7.75     03/01/2011         266,388
          225,000  FRANCE TELECOM SA                                               8.50     03/01/2031         269,691
          250,000  GRUPO TELEVISA SA                                               6.00     05/15/2018         244,520
          100,000  HANSON PLC                                                      6.13     08/15/2016          93,266
          850,000  HSBC HOLDINGS PLC                                               6.50     09/15/2037         775,067

                   70 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                         SECURITY NAME                       INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
FOREIGN CORPORATE BONDS@ (continued)

$         100,000  HUSKY ENERGY INCORPORATED                                       6.80%    09/15/2037  $       93,797
          180,000  ING GROEP NV+/-                                                 5.78     12/31/2049         148,142
          100,000  LAFARGE SA                                                      6.15     07/15/2011          98,905
           75,000  LAFARGE SA<<                                                    6.50     07/15/2016          70,367
          100,000  NEXEN INCORPORATED                                              5.65     05/15/2017          95,598
          100,000  NEXEN INCORPORATED                                              6.40     05/15/2037          89,693
          250,000  NORSK HYDRO ASA                                                 6.80     01/15/2028         264,771
           75,000  ORIX CORPORATION                                                5.48     11/22/2011          70,585
          100,000  PHILIPS ELECTRONICS NV                                          6.88     03/11/2038         103,845
           75,000  POTASH CORPORATION SASKATCHEWAN                                 5.88     12/01/2036          69,073
          750,000  RIO TINTO FINANCE USA LIMITED                                   6.50     07/15/2018         754,586
          500,000  ROGERS WIRELESS INCORPORATED                                    7.50     03/15/2015         532,144
          200,000  ROYAL BANK OF CANADA                                            5.65     07/20/2011         206,940
          360,000  ROYAL BANK OF SCOTLAND GROUP PLC                                5.00     10/01/2014         349,902
          100,000  ROYAL BANK OF SCOTLAND GROUP PLC+/-                             7.65     12/31/2049          94,345
          120,000  ROYAL KPN NV                                                    8.00     10/01/2010         127,097
           75,000  ROYAL KPN NV                                                    8.38     10/01/2030          85,869
          225,000  SANTANDER CENTRAL HISPANO ISSUANCES LIMITED                     7.63     09/14/2010         237,735
          500,000  SHELL INTERNATIONAL FINANCE                                     4.95     03/22/2012         517,037
           75,000  SUNCOR ENERGY INCORPORATED                                      5.95     12/01/2034          70,384
          150,000  SUNCOR ENERGY INCORPORATED                                      6.50     06/15/2038         143,567
          100,000  TALISMAN ENERGY                                                 6.25     02/01/2038          86,200
           65,000  TECK COMINCO LIMITED                                            6.13     10/01/2035          52,561
          300,000  TELECOM ITALIA CAPITAL SA                                       4.00     01/15/2010         295,643
          200,000  TELECOM ITALIA CAPITAL SA                                       5.25     10/01/2015         180,263
          150,000  TELECOM ITALIA CAPITAL SA                                       6.00     09/30/2034         122,235
          350,000  TELECOM ITALIA CAPITAL SA                                       6.20     07/18/2011         357,685
           50,000  TELEFONICA EMISIONES SAU                                        5.98     06/20/2011          50,780
          150,000  TELEFONICA EMISIONES SAU                                        6.42     06/20/2016         150,958
          550,000  TELEFONICA EMISIONES SAU<<                                      7.05     06/20/2036         558,493
          180,000  TELEFONICA EUROPE BV                                            7.75     09/15/2010         189,754
          120,000  TELEFONICA EUROPE BV                                            8.25     09/15/2030         135,719
           65,000  TELEFONOS DE MEXICO SA DE CV                                    5.50     01/27/2015          63,075
          180,000  TELUS CORPORATION                                               8.00     06/01/2011         192,692
          200,000  THOMSON CORPORATION                                             5.70     10/01/2014         199,240
           65,000  TRANSCANADA PIPELINES LIMITED                                   4.88     01/15/2015          60,867
          100,000  TRANSCANADA PIPELINES LIMITED                                   5.60     03/31/2034          83,768
          585,000  TRANSCANADA PIPELINES LIMITED                                   6.20     10/15/2037         527,908
          120,000  TRANSOCEAN INCORPORATED                                         7.50     04/15/2031         129,471
          500,000  TYCO ELECTRONICS GROUP SA                                       6.00     10/01/2012         496,206
          400,000  TYCO INTERNATIONAL GROUP SA                                     6.00     11/15/2013         397,637
           75,000  TYCO INTERNATIONAL GROUP SA                                     6.88     01/15/2029          61,618
        1,000,000  UBS AG STAMFORD CT SERIES DPNT                                  5.88     12/20/2017         974,864
          355,000  VALE OVERSEAS LIMITED                                           6.25     01/23/2017         355,108
          210,000  VALE OVERSEAS LIMITED                                           6.88     11/21/2036         205,797
          180,000  VODAFONE GROUP PLC                                              4.63     07/15/2018         159,495
        1,000,000  VODAFONE GROUP PLC                                              5.00     12/16/2013         985,258
           75,000  VODAFONE GROUP PLC                                              5.38     01/30/2015          72,672
          250,000  VODAFONE GROUP PLC                                              7.88     02/15/2030         267,766
          100,000  WEATHERFORD INTERNATIONAL LIMITED                               6.00     03/15/2018          97,593
          300,000  WEATHERFORD INTERNATIONAL LIMITED                               6.50     08/01/2036         289,151
           50,000  WEATHERFORD INTERNATIONAL LIMITED                               7.00     03/15/2038          49,813
          100,000  XL CAPITAL LIMITED                                              5.25     09/15/2014          90,473
          100,000  XL CAPITAL LIMITED                                              6.25     05/15/2027          80,927
TOTAL FOREIGN CORPORATE BONDS (COST $25,282,178)                                                            24,512,438
                                                                                                        --------------

                   Wells Fargo Advantage Master Portfolios 71


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
FOREIGN GOVERNMENT BONDS@: 24.21%
$         193,000  AUSTRALIA GOVERNMENT BOND SERIES 217 (AUD)                      6.00%    02/15/2017  $      168,693
           98,000  AUSTRALIA GOVERNMENT BOND SERIES 513 (AUD)                      6.50     05/15/2013          86,926
          448,000  AUSTRALIA GOVERNMENT BOND SERIES 611 (AUD)                      5.75     06/15/2011         385,644
           98,000  AUSTRALIA GOVERNMENT BOND SERIES 909 (AUD)                      7.50     09/15/2009          85,482
          385,000  BELGIUM GOVERNMENT BOND SERIES 31 (EUR)                         5.50     03/28/2028         612,016
        1,000,000  BELGIUM GOVERNMENT BOND SERIES 35 (EUR)                         5.75     09/28/2010       1,509,595
        1,364,000  BELGIUM GOVERNMENT BOND SERIES 38 (EUR)                         5.00     09/28/2012       2,049,302
          700,000  BELGIUM GOVERNMENT BOND SERIES 40 (EUR)                         5.50     09/28/2017       1,103,781
        1,000,000  BELGIUM GOVERNMENT BOND SERIES 43 (EUR)                         4.25     09/28/2014       1,458,380
           80,000  BELGIUM GOVERNMENT BOND SERIES 44 (EUR)                         5.00     03/28/2035         120,392
          600,000  BELGIUM GOVERNMENT BOND SERIES 45 (EUR)                         3.00     03/28/2010         863,699
          250,000  BELGIUM GOVERNMENT BOND SERIES 49 (EUR)                         4.00     03/28/2017         353,555
          745,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                      5.25     01/04/2011       1,121,653
        1,000,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                      6.25     01/04/2030       1,778,079
        1,400,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                      5.00     01/04/2012       2,110,208
        1,000,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                      5.00     07/04/2012       1,512,529
        1,140,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                      4.25     01/04/2014       1,686,402
        2,200,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                      4.50     01/04/2013       3,275,374
          660,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                      4.75     07/04/2034         986,882
        1,010,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 04 (EUR)                      3.75     01/04/2015       1,453,701
        1,000,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                      3.50     01/04/2016       1,408,133
        1,100,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                      4.00     01/04/2037       1,466,936
        1,700,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 06 (EUR)                      4.00     07/04/2016       2,468,546
        1,200,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 08 (EUR)                      4.25     07/04/2018       1,769,702
          655,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 94 (EUR)                      6.25     01/04/2024       1,139,994
          100,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                      5.63     01/04/2028         164,996
        1,300,000  CANADIAN GOVERNMENT BOND (CAD)                                  4.00     06/01/2016       1,277,325
          200,000  CANADIAN GOVERNMENT BOND (CAD)                                  5.00     06/01/2037         219,815
          700,000  CANADIAN GOVERNMENT BOND (CAD)                                  5.25     06/01/2013         723,265
        1,300,000  CANADIAN GOVERNMENT BOND (CAD)                                  5.50     06/01/2010       1,282,296
          450,000  CANADIAN GOVERNMENT BOND (CAD)                                  5.75     06/01/2033         536,165
           95,000  CANADIAN GOVERNMENT BOND SERIES A55 (CAD)                       8.00     06/01/2023         130,013
          593,000  CANADIAN GOVERNMENT BOND SERIES VW17 (CAD)                      8.00     06/01/2027         845,223
        1,000,000  DENMARK GOVERNMENT BOND (DKK)                                   4.00     11/15/2010         195,143
          925,000  DENMARK GOVERNMENT BOND (DKK)                                   4.00     11/15/2015         177,341
        1,000,000  DENMARK GOVERNMENT BOND (DKK)                                   4.00     11/15/2017         189,939
        2,500,000  DENMARK GOVERNMENT BOND (DKK)                                   5.00     11/15/2013         506,044
          700,000  DENMARK GOVERNMENT BOND (DKK)                                   6.00     11/15/2009         140,006
        1,420,000  DENMARK GOVERNMENT BOND (DKK)                                   6.00     11/15/2011         292,487
          473,000  DENMARK GOVERNMENT BOND (DKK)                                   7.00     11/10/2024         116,682
        1,000,000  FRANCE GOVERNMENT BOND OAT (EUR)                                3.75     04/25/2021       1,360,880
          500,000  FRANCE GOVERNMENT BOND OAT (EUR)                                4.00     10/25/2009         730,576
        2,200,000  FRANCE GOVERNMENT BOND OAT (EUR)                                4.00     04/25/2014       3,192,427
          300,000  FRANCE GOVERNMENT BOND OAT (EUR)                                4.25     04/25/2019         434,077
        2,100,000  FRANCE GOVERNMENT BOND OAT (EUR)                                4.75     10/25/2012       3,139,864
        1,500,000  FRANCE GOVERNMENT BOND OAT (EUR)                                4.75     04/25/2035       2,218,840
        2,000,000  FRANCE GOVERNMENT BOND OAT (EUR)                                5.00     04/25/2012       3,010,269
          800,000  FRANCE GOVERNMENT BOND OAT (EUR)                                5.00     10/25/2016       1,227,627
          950,000  FRANCE GOVERNMENT BOND OAT (EUR)                                5.50     04/25/2010       1,420,345
          570,000  FRANCE GOVERNMENT BOND OAT (EUR)                                6.00     10/25/2025         966,016
        1,800,000  FRANCE GOVERNMENT BOND OAT (EUR)                                8.50     10/25/2019       3,564,720
        1,155,000  FRENCH TREASURY NOTE BTAN (EUR)                                 3.00     01/12/2011       1,651,184
        1,024,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                         3.00     01/15/2010       1,475,895
        1,425,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                         3.75     08/01/2016       1,972,995
        1,500,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                         4.00     02/01/2037       1,844,500
          500,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                         4.25     11/01/2009         732,366

                   72 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
FOREIGN GOVERNMENT BONDS@ (continued)
$       1,047,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                        4.25%     02/01/2015  $    1,509,644
        2,750,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                        4.25      02/01/2019       3,879,750
        1,300,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                        4.75      02/01/2013       1,925,188
        1,317,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                        5.00      02/01/2012       1,962,922
        2,900,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                        5.50      11/01/2010       4,350,213
        1,475,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                        6.00      05/01/2031       2,429,993
        1,500,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                        6.50      11/01/2027       2,592,431
          230,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                        9.00      11/01/2023         481,308
      467,700,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 43 (JPY)                0.50      12/20/2009       4,289,869
    1,150,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 47 (JPY)                0.50      06/20/2010      10,541,006
      437,850,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 220 (JPY)                1.70      03/22/2010       4,087,992
      800,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 226 (JPY)                1.80      12/20/2010       7,528,557
      270,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 236 (JPY)                1.50      12/20/2011       2,533,130
      215,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 237 (JPY)                1.50      03/20/2012       2,018,657
      400,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 240 (JPY)                1.30      06/20/2012       3,730,760
      410,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 243 (JPY)                1.10      09/20/2012       3,794,601
      670,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 248 (JPY)                0.70      03/20/2013       6,087,159
      600,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 253 (JPY)                1.60      09/20/2013       5,681,737
      180,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 259 (JPY)                1.50      03/20/2014       1,697,880
       50,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 265 (JPY)                1.50      12/20/2014         472,521
      279,650,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 269 (JPY)                1.30      03/20/2015       2,612,238
      370,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 277 (JPY)                1.60      03/20/2016       3,525,790
      480,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 284 (JPY)                1.70      12/20/2016       4,589,845
      700,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 285 (JPY)                1.70      03/20/2017       6,669,384
      140,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 289 (JPY)                1.50      12/20/2017       1,304,076
      100,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 293 (JPY)                1.80      06/20/2018         946,203
      140,000,000  JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 18 (JPY)              2.30      03/20/2035       1,280,713
      150,000,000  JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 25 (JPY)              2.30      12/20/2036       1,373,252
      253,250,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 30 (JPY)              3.70      09/21/2015       2,733,713
      391,850,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 41 (JPY)              1.50      03/20/2019       3,594,369
       94,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 70 (JPY)              2.40      06/20/2024         921,584
      230,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 73 (JPY)              2.00      12/20/2024       2,130,636
      150,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 90 (JPY)              2.20      09/20/2026       1,416,343
      190,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 92 (JPY)              2.10      12/20/2026       1,753,920
      500,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 93 (JPY)              2.00      03/20/2027       4,585,821
        1,000,000  NETHERLANDS GOVERNMENT BOND (EUR)                              3.75      07/15/2014       1,433,675
          850,000  NETHERLANDS GOVERNMENT BOND (EUR)                              4.00      07/15/2016       1,221,516
           95,000  NETHERLANDS GOVERNMENT BOND (EUR)                              4.00      01/15/2037         125,252
        2,500,000  NETHERLANDS GOVERNMENT BOND (EUR)                              5.50      07/15/2010       3,752,201
          410,000  NETHERLANDS GOVERNMENT BOND (EUR)                              5.50      01/15/2028         662,494
           85,000  NETHERLANDS GOVERNMENT BOND (EUR)                              7.50      01/15/2023         162,670
          862,000  SPAIN GOVERNMENT BOND (EUR)                                    4.00      01/31/2010       1,258,350
          350,000  SPAIN GOVERNMENT BOND (EUR)                                    4.20      01/31/2037         462,152
          752,000  SPAIN GOVERNMENT BOND (EUR)                                    4.40      01/31/2015       1,106,134
        1,050,000  SPAIN GOVERNMENT BOND (EUR)                                    5.00      07/30/2012       1,577,834
          442,000  SPAIN GOVERNMENT BOND (EUR)                                    5.50      07/30/2017         694,397
          750,000  SPAIN GOVERNMENT BOND (EUR)                                    5.75      07/30/2032       1,237,042
          650,000  SPAIN GOVERNMENT BOND (EUR)                                    6.15      01/31/2013       1,023,652
        2,300,000  SWEDEN GOVERNMENT BOND SERIES 1041 (SEK)                       6.75      05/05/2014         402,938
        1,520,000  SWEDEN GOVERNMENT BOND SERIES 1045 (SEK)                       5.25      03/15/2011         240,699
        1,640,000  SWEDEN GOVERNMENT BOND SERIES 1047 (SEK)                       5.00      12/01/2020         276,558
        3,500,000  SWEDEN GOVERNMENT BOND SERIES 1050 (SEK)                       3.00      07/12/2016         503,023
        1,000,000  UNITED KINGDOM GILT (GBP)                                      4.00      09/07/2016       1,769,227
          675,000  UNITED KINGDOM GILT (GBP)                                      4.25      06/07/2032       1,174,689
          600,000  UNITED KINGDOM GILT (GBP)                                      4.25      12/07/2046       1,077,253
        1,700,000  UNITED KINGDOM GILT (GBP)                                      4.75      06/07/2010       3,111,466
          575,000  UNITED KINGDOM GILT (GBP)                                      4.75      09/07/2015       1,066,254

                   Wells Fargo Advantage Master Portfolios 73


             Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  -------------
FOREIGN GOVERNMENT BONDS@ (continued)
$         500,000  UNITED KINGDOM GILT (GBP)                                      4.75%     03/07/2020   $    921,234
        1,100,000  UNITED KINGDOM GILT (GBP)                                      4.75      12/07/2038      2,127,755
          250,000  UNITED KINGDOM GILT (GBP)                                      5.00      03/07/2012        464,076
          585,000  UNITED KINGDOM GILT (GBP)                                      5.00      09/07/2014      1,098,575
          350,000  UNITED KINGDOM GILT (GBP)                                      5.00      03/07/2018        663,424
        1,100,000  UNITED KINGDOM GILT (GBP)                                      6.00      12/07/2028      2,357,684
          200,000  UNITED KINGDOM GILT (GBP)                                      8.75      08/25/2017        474,828
TOTAL FOREIGN GOVERNMENT BONDS (COST $201,213,941)                                                        210,195,182
                                                                                                        -------------
AGENCY NOTES - INTEREST BEARING: 6.75%
FEDERAL FARM CREDIT BANK: 0.01%
          100,000  FFCB<<                                                         5.00      10/23/2009        102,198
                                                                                                        -------------
FEDERAL HOME LOAN BANK: 1.98%
        6,000,000  FHLB<<                                                         2.75      06/18/2010      5,963,190
        1,500,000  FHLB                                                           3.38      02/27/2013      1,466,982
        1,000,000  FHLB<<                                                         4.38      03/17/2010      1,019,667
        1,000,000  FHLB                                                           4.88      09/08/2017      1,020,723
        1,500,000  FHLB                                                           5.00      09/18/2009      1,527,650
        2,050,000  FHLB<<                                                         5.00      10/16/2009      2,054,883
        1,000,000  FHLB<<                                                         5.00      11/17/2017      1,029,449
          100,000  FHLB                                                           5.13      08/14/2013        104,995
        1,200,000  FHLB<<                                                         5.38      08/19/2011      1,256,340
          100,000  FHLB                                                           5.38      09/30/2022        104,561
          100,000  FHLB<<                                                         5.50      10/19/2016        101,669
          800,000  FHLB SERIES 363<<                                              4.50      11/15/2012        819,630
          400,000  FHLB SERIES 467<<                                              5.25      06/18/2014        422,848
          250,000  FHLB SERIES 656                                                5.38      05/18/2016        264,976
                                                                                                           17,157,563
                                                                                                        -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 2.78%
        2,000,000  FHLMC<<                                                        2.88      04/30/2010      1,989,030
        5,000,000  FHLMC<<                                                        2.88      06/28/2010      4,977,690
        2,000,000  FHLMC<<                                                        3.75      06/28/2013      1,980,596
          800,000  FHLMC<<                                                        4.50      07/15/2013        818,254
          650,000  FHLMC                                                          4.75      01/19/2016        664,240
        1,500,000  FHLMC                                                          4.88      06/13/2018      1,533,858
        1,000,000  FHLMC<<                                                        5.13      04/18/2011      1,042,952
        1,200,000  FHLMC<<                                                        5.13      07/15/2012      1,255,991
          250,000  FHLMC<<                                                        5.20      03/05/2019        248,424
          150,000  FHLMC<<                                                        5.25      10/06/2011        150,212
          650,000  FHLMC<<                                                        5.25      04/18/2016        683,916
        1,000,000  FHLMC<<                                                        5.38      01/09/2014      1,005,760
          250,000  FHLMC                                                          5.45      09/02/2011        249,836
          150,000  FHLMC                                                          5.55      10/04/2016        154,851
          250,000  FHLMC                                                          5.60      09/26/2013        250,402
          100,000  FHLMC                                                          5.60      10/17/2013        100,309
        2,000,000  FHLMC<<                                                        6.00      07/06/2017      2,036,088
          100,000  FHLMC                                                          6.00      10/20/2021        100,813
        1,000,000  FHLMC<<                                                        6.00      03/30/2022      1,004,852
        1,000,000  FHLMC                                                          6.00      04/16/2037        984,409
          200,000  FHLMC<<                                                        6.25      07/15/2032        231,833
          300,000  FHLMC                                                          6.75      03/15/2031        367,022
        1,700,000  FHLMC<<                                                        6.88      09/15/2010      1,818,801
          650,000  FHLMC SERIES MTN                                               5.00      12/14/2018        529,192
                                                                                                           24,179,331
                                                                                                        -------------

                   74 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 1.98%
$       1,500,000  FNMA<<                                                         4.38%     09/15/2012  $    1,530,348
        3,500,000  FNMA<<                                                         4.38      03/15/2013       3,565,107
        3,500,000  FNMA<<                                                         4.63      12/15/2009       3,568,597
          950,000  FNMA<<                                                         5.00      03/15/2016         985,221
          500,000  FNMA                                                           5.00      02/13/2017         515,601
        1,200,000  FNMA<<                                                         5.00      05/11/2017       1,237,740
        2,200,000  FNMA<<                                                         5.25      08/01/2012       2,032,342
        1,000,000  FNMA<<                                                         5.38      04/11/2022         995,832
          200,000  FNMA                                                           5.45      10/18/2021         202,107
           75,000  FNMA                                                           5.63      11/15/2021          75,361
          150,000  FNMA                                                           5.63      07/15/2037         158,564
          200,000  FNMA                                                           6.21      08/06/2038         225,843
        1,000,000  FNMA<<                                                         6.63      09/15/2009       1,034,502
          300,000  FNMA                                                           6.63      11/15/2030         360,803
          500,000  FNMA                                                           7.25      05/15/2030         641,075
           50,000  FNMA SERIES 1                                                  5.50      11/17/2016          50,605
                                                                                                            17,179,648
                                                                                                        --------------
TOTAL AGENCY NOTES - INTEREST BEARING (COST $58,195,114)                                                    58,618,740
                                                                                                        --------------
AGENCY SECURITIES: 25.98%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 9.49%
          800,000  FHLMC                                                          4.88      11/15/2013         830,919
        1,000,000  FHLMC                                                          6.63      09/15/2009       1,036,165
        3,541,444  FHLMC #1J1139<<                                                4.74      06/01/2038       3,500,056
        1,355,765  FHLMC #1J1368                                                  5.91      10/01/2036       1,383,255
          783,482  FHLMC #783191+/-                                               5.66      04/01/2037         776,725
        6,229,548  FHLMC #A11964<<                                                5.00      08/01/2033       6,026,617
        1,256,729  FHLMC #A15183                                                  6.00      11/01/2033       1,274,050
        1,029,123  FHLMC #A15966                                                  5.00      11/01/2033         995,599
        1,520,468  FHLMC #A16693                                                  5.50      12/01/2033       1,507,688
        1,186,144  FHLMC #A19717                                                  5.00      03/01/2034       1,145,651
        2,299,656  FHLMC #A24888                                                  6.00      07/01/2034       2,327,757
        2,312,112  FHLMC #A29757                                                  5.50      01/01/2035       2,287,259
        1,613,736  FHLMC #A35253                                                  5.50      06/01/2035       1,596,390
        1,086,621  FHLMC #A36541                                                  5.00      08/01/2035       1,047,489
        1,313,118  FHLMC #A41694                                                  5.50      01/01/2036       1,299,003
        3,171,782  FHLMC #A43030<<                                                6.00      02/01/2036       3,202,612
        2,797,717  FHLMC #A47041                                                  5.00      09/01/2035       2,696,963
          658,317  FHLMC #A54804                                                  6.50      06/01/2036         677,130
        1,872,837  FHLMC #A56988                                                  5.50      02/01/2037       1,848,317
          997,536  FHLMC #A80659                                                  5.00      02/01/2037         960,677
        4,563,247  FHLMC #E01425<<                                                4.50      08/01/2018       4,490,074
           12,672  FHLMC #E63170                                                  6.00      03/01/2011          12,976
          446,795  FHLMC #E95352                                                  4.50      04/01/2018         440,180
        1,811,467  FHLMC #G01740                                                  5.50      12/01/2034       1,797,373
        1,307,472  FHLMC #G02074                                                  5.50      02/01/2036       1,293,418
          508,714  FHLMC #G02184                                                  5.00      04/01/2036         490,394
        1,492,474  FHLMC #G02386                                                  6.00      11/01/2036       1,506,981
          607,054  FHLMC #G02422                                                  6.00      12/01/2036         612,955
        2,428,611  FHLMC #G02478                                                  5.50      12/01/2036       2,398,331
          829,943  FHLMC #G03303                                                  4.50      09/01/2035         773,161
        5,232,566  FHLMC #G03616<<                                                6.00      12/01/2037       5,280,155
          962,727  FHLMC #G04173                                                  6.50      12/01/2037         989,938
        3,000,154  FHLMC #G04385                                                  5.50      07/01/2038       2,960,874

                   Wells Fargo Advantage Master Portfolios 75


             Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$         475,645  FHLMC #G08190                                                  4.50%     01/01/2037  $      441,664
          432,342  FHLMC #G08192                                                  5.50      04/01/2037         426,681
          956,280  FHLMC #G11950                                                  4.50      10/01/2018         942,121
          442,843  FHLMC #G12697                                                  5.50      05/01/2022         446,781
          496,722  FHLMC #G13223                                                  4.00      05/01/2023         466,779
           14,108  FHLMC #J02886                                                  6.00      06/01/2021          14,450
          780,655  FHLMC #J04533                                                  6.00      03/01/2022         799,433
           16,297  FHLMC #J04871                                                  6.00      05/01/2022          16,689
          431,950  FHLMC #J05191                                                  6.00      07/01/2022         442,341
           66,330  FHLMC #J05194                                                  5.00      07/01/2022          65,748
          354,803  FHLMC #J05195                                                  5.00      07/01/2022         352,100
          862,469  FHLMC #J05228                                                  5.00      07/01/2022         854,907
          416,254  FHLMC #J05243                                                  5.00      07/01/2022         412,604
          399,264  FHLMC #J05408                                                  5.00      08/01/2022         395,763
          460,712  FHLMC #J05455                                                  5.00      09/01/2022         456,672
        1,000,000  FHLMC TBA%%                                                    5.00      09/01/2021         990,000
        1,000,000  FHLMC TBA%%                                                    5.50      09/01/2022       1,007,500
        4,000,000  FHLMC TBA%%                                                    5.50      09/01/2037       3,943,752
        4,000,000  FHLMC TBA%%                                                    6.00      09/01/2021       4,090,000
        2,250,000  FHLMC TBA%%                                                    6.00      09/01/2036       2,268,281
        4,000,000  FHLMC TBA%%                                                    6.50      09/01/2037       4,108,752
                                                                                                            82,410,150
                                                                                                        --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 13.86%
          300,000  FNMA##                                                         4.47      06/01/2017         203,775
          600,000  FNMA                                                           4.63      10/15/2013         616,149
        1,000,000  FNMA<<                                                         6.00      05/15/2011       1,065,392
          700,000  FNMA                                                           6.13      03/15/2012         753,983
          500,000  FNMA                                                           7.13      01/15/2030         632,045
        1,000,000  FNMA<<                                                         7.25      01/15/2010       1,055,758
          200,000  FNMA##                                                         7.69      10/09/2019          86,516
          558,129  FNMA #190360                                                   5.00      08/01/2035         538,378
        1,181,053  FNMA #254950                                                   5.50      11/01/2033       1,172,971
          595,200  FNMA #255407                                                   5.00      09/01/2024         582,603
          628,065  FNMA #255857                                                   5.50      08/01/2025         628,027
          269,781  FNMA #256758                                                   4.50      05/01/2022         261,555
          544,383  FNMA #256851                                                   7.00      08/01/2037         570,025
          388,009  FNMA #535733                                                   6.50      08/01/2015         403,180
        1,099,080  FNMA #545414                                                   5.50      01/01/2017       1,120,422
          763,530  FNMA #725690                                                   6.00      08/01/2034         773,815
          521,569  FNMA #725773<<                                                 5.50      09/01/2034         517,348
        1,390,389  FNMA #729333                                                   5.50      07/01/2033       1,380,875
          940,633  FNMA #745627+/-                                                5.50      04/01/2036         951,425
          170,036  FNMA #753669                                                   6.00      11/01/2033         172,592
        1,946,143  FNMA #767097                                                   4.00      06/01/2019       1,845,250
          916,797  FNMA #775199+/-                                                4.27      05/01/2034         908,499
          871,708  FNMA #776966                                                   5.00      04/01/2034         842,495
        2,982,182  FNMA #777075                                                   5.00      04/01/2034       2,886,900
          588,220  FNMA #779510                                                   5.00      06/01/2019         589,253
        3,019,412  FNMA #793607                                                   5.00      09/01/2019       3,024,716
          711,113  FNMA #793675                                                   6.00      09/01/2034         720,691
          751,188  FNMA #794514                                                   5.00      10/01/2019         752,508
          616,439  FNMA #795047                                                   5.50      10/01/2034         611,450
          606,877  FNMA #796334                                                   6.00      10/01/2034         615,052
          838,328  FNMA #804666                                                   6.00      11/01/2034         849,620
        2,142,599  FNMA #805412                                                   5.50      01/01/2035       2,122,916

                   76 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$         750,921  FNMA #811460                                                   5.00%     06/01/2020  $      748,251
          464,985  FNMA #812338                                                   6.00      03/01/2035         470,667
           92,061  FNMA #821030                                                   4.50      05/01/2035          85,763
          260,261  FNMA #822651                                                   4.50      04/01/2035         242,455
        3,285,439  FNMA #824601                                                   5.50      12/01/2034       3,258,851
          634,504  FNMA #828346                                                   5.00      07/01/2035         612,051
          169,066  FNMA #828698                                                   5.00      07/01/2035         163,083
          659,365  FNMA #829190                                                   5.00      07/01/2035         636,032
          608,327  FNMA #830957                                                   5.50      08/01/2035         602,738
          622,213  FNMA #831406                                                   6.00      03/01/2036         629,136
        1,084,525  FNMA #831625                                                   7.00      06/01/2036       1,136,137
           51,162  FNMA #832199                                                   4.50      07/01/2035          47,661
        1,330,362  FNMA #834657                                                   5.50      08/01/2035       1,318,140
        2,333,785  FNMA #835284                                                   5.50      09/01/2035       2,312,345
        2,865,810  FNMA #835331                                                   5.50      08/01/2035       2,839,483
          365,127  FNMA #836068                                                   4.50      10/01/2020         357,722
          528,581  FNMA #836958                                                   4.50      10/01/2035         492,418
        2,936,981  FNMA #839064<<                                                 6.00      01/01/2036       2,972,870
        1,294,373  FNMA #843901                                                   4.50      09/01/2035       1,205,817
        4,914,987  FNMA #844158<<                                                 5.00      11/01/2035       4,741,056
        5,362,594  FNMA #844703<<                                                 5.50      12/01/2035       5,313,331
          244,343  FNMA #845782                                                   4.50      10/01/2020         239,388
          462,007  FNMA #847926                                                   4.50      12/01/2020         452,637
        1,327,577  FNMA #851264                                                   5.50      05/01/2021       1,340,910
        4,538,073  FNMA #865283<<                                                 5.50      02/01/2036       4,490,003
        1,534,342  FNMA #868424+/-                                                5.74      03/01/2036       1,561,580
          705,969  FNMA #878198                                                   5.50      09/01/2036         698,490
        1,663,561  FNMA #879094+/-                                                5.35      05/01/2036       1,687,716
          859,834  FNMA #888221                                                   5.50      03/01/2037         850,726
        4,090,993  FNMA #888645<<                                                 5.00      08/01/2037       3,936,403
          683,649  FNMA #888815                                                   4.50      11/01/2022         663,162
        2,440,962  FNMA #895995                                                   6.50      07/01/2036       2,513,770
        1,123,563  FNMA #897130                                                   6.50      09/01/2036       1,157,030
        2,533,513  FNMA #902738                                                   5.00      11/01/2036       2,441,482
          225,588  FNMA #904767+/-                                                5.51      12/01/2036         228,203
          602,328  FNMA #907860+/-                                                5.52      02/01/2037         609,854
          680,546  FNMA #908182                                                   5.50      12/01/2021         687,381
        1,619,609  FNMA #908249                                                   6.50      12/01/2036       1,667,918
          852,632  FNMA #909855                                                   5.50      02/01/2037         842,887
          872,410  FNMA #910093+/-                                                5.77      03/01/2037         889,206
          233,352  FNMA #910535+/-                                                5.54      01/01/2037         235,985
          453,506  FNMA #914224+/-                                                5.46      03/01/2037         458,945
          827,572  FNMA #917101                                                   5.00      05/01/2037         796,300
        1,930,600  FNMA #917882                                                   5.00      05/01/2037       1,857,646
          464,107  FNMA #918049                                                   6.50      05/01/2037         477,852
        1,313,191  FNMA #918619                                                   5.50      06/01/2037       1,298,181
        3,826,615  FNMA #919640<<                                                 6.00      09/01/2037       3,867,779
        1,814,834  FNMA #922674+/-                                                4.78      04/01/2036       1,843,364
        1,155,459  FNMA #922675+/-                                                4.80      06/01/2035       1,160,114
          746,127  FNMA #928433                                                   7.00      05/01/2037         781,272
          509,316  FNMA #928507                                                   6.50      06/01/2037         524,399
        2,009,867  FNMA #933465                                                   5.50      02/01/2038       1,986,894
        5,387,454  FNMA #941164<<                                                 6.00      10/01/2037       5,445,409
          717,218  FNMA #949594                                                   6.00      08/01/2022         735,476
        1,008,776  FNMA #950300                                                   6.00      08/01/2037       1,021,103
        1,327,222  FNMA #955801                                                   6.00      10/01/2037       1,341,499

                   Wells Fargo Advantage Master Portfolios 77


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$         634,885  FNMA #974886+/-                                                4.38%     04/01/2038  $      618,058
        1,750,000  FNMA TBA%%                                                     4.50      09/01/2023       1,694,767
        1,000,000  FNMA TBA%%                                                     5.00      09/01/2021         990,625
        1,000,000  FNMA TBA%%                                                     5.00      09/01/2036         961,250
        2,000,000  FNMA TBA%%                                                     5.50      09/01/2037       1,975,000
        3,000,000  FNMA TBA%%                                                     6.00      09/01/2036       3,029,064
          750,000  FNMA TBA%%                                                     7.00      09/01/2037         784,454
                                                                                                           120,286,373
                                                                                                        --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 2.63%
            1,859  GNMA #337120                                                   6.50      11/15/2023           1,923
            2,021  GNMA #379192                                                   6.50      12/15/2023           2,091
        2,057,606  GNMA #520782<<                                                 5.00      03/15/2035       2,014,905
        1,139,491  GNMA #605373<<                                                 5.50      09/15/2034       1,141,530
          213,286  GNMA #617417                                                   6.50      02/15/2037         220,109
          703,939  GNMA #632007                                                   6.50      10/15/2036         726,668
        1,611,322  GNMA #633305<<                                                 5.50      12/15/2035       1,613,199
        1,129,398  GNMA #648391<<                                                 5.50      11/15/2035       1,130,713
          783,454  GNMA #653068                                                   5.50      03/15/2036         783,877
          897,313  GNMA #654920                                                   6.00      06/15/2036         912,367
          245,120  GNMA #658328                                                   4.50      03/15/2037         230,218
          346,925  GNMA #663342                                                   6.50      12/15/2036         358,127
          173,811  GNMA #664629                                                   7.00      03/15/2037         182,799
          187,191  GNMA #667470                                                   6.00      05/15/2037         190,276
          695,371  GNMA #668585                                                   6.00      08/15/2037         706,829
          677,348  GNMA #669078                                                   6.00      06/15/2037         688,509
          432,666  GNMA #671433                                                   6.00      07/15/2037         439,795
          187,604  GNMA #782167                                                   6.00      06/15/2037         190,644
        1,750,000  GNMA TBA%%                                                     5.00      09/01/2036       1,707,892
        4,250,000  GNMA TBA%%                                                     5.50      09/01/2036       4,242,031
        3,750,000  GNMA TBA%%                                                     6.00      09/01/2036       3,805,080
        1,500,000  GNMA TBA%%                                                     6.50      09/01/2036       1,545,000
                                                                                                            22,834,582
                                                                                                        --------------
TOTAL AGENCY SECURITIES (COST $223,091,906)                                                                225,531,105
                                                                                                        --------------
US TREASURY SECURITIES: 17.66%
US TREASURY BONDS: 5.72%
        3,250,000  US TREASURY BOND<<                                              4.38     02/15/2038       3,226,896
          450,000  US TREASURY BOND<<                                              4.50     02/15/2036         454,500
        1,200,000  US TREASURY BOND<<                                              4.75     02/15/2037       1,261,126
        4,000,000  US TREASURY BOND<<                                              5.50     08/15/2028       4,538,124
        1,150,000  US TREASURY BOND<<                                              6.00     02/15/2026       1,367,871
        1,000,000  US TREASURY BOND                                                6.25     08/15/2023       1,205,781
        1,500,000  US TREASURY BOND<<                                              6.25     05/15/2030       1,871,016
        1,700,000  US TREASURY BOND                                                6.38     08/15/2027       2,116,500
          950,000  US TREASURY BOND                                                6.63     02/15/2027       1,209,617
        1,500,000  US TREASURY BOND                                                6.88     08/15/2025       1,941,093
        2,000,000  US TREASURY BOND<<                                              7.50     11/15/2016       2,528,594
        1,100,000  US TREASURY BOND<<                                              8.00     11/15/2021       1,511,125
        4,000,000  US TREASURY BOND<<                                              8.13     08/15/2019       5,414,064
        1,700,000  US TREASURY BOND                                                8.50     02/15/2020       2,371,367
        2,500,000  US TREASURY BOND<<                                              8.75     05/15/2017       3,406,055
        2,900,000  US TREASURY BOND<<                                              8.75     08/15/2020       4,136,351
        1,275,000  US TREASURY BOND                                                8.88     08/15/2017       1,756,412

                   78 Wells Fargo Advantage Master Portfolios


             Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
US TREASURY BONDS (continued)
$       2,700,000  US TREASURY BOND<<                                              8.88%    02/15/2019  $    3,802,359
        3,900,000  US TREASURY BOND<<                                              9.13     05/15/2018       5,530,688
                                                                                                            49,649,539
                                                                                                        --------------
US TREASURY NOTES: 11.94%
        5,000,000  US TREASURY NOTE<<                                              2.88     06/30/2010       5,052,735
        1,000,000  US TREASURY NOTE<<                                              3.13     11/30/2009       1,011,484
          550,000  US TREASURY NOTE<<                                              3.13     04/30/2013         552,191
        4,300,000  US TREASURY NOTE<<                                              3.38     09/15/2009       4,353,415
        3,000,000  US TREASURY NOTE<<                                              3.38     10/15/2009       3,040,782
        3,500,000  US TREASURY NOTE<<                                              3.38     06/30/2013       3,549,217
        3,500,000  US TREASURY NOTE<<                                              3.50     12/15/2009       3,562,342
        2,000,000  US TREASURY NOTE                                                3.50     05/31/2013       2,039,532
        4,300,000  US TREASURY NOTE<<                                              3.63     06/15/2010       4,406,158
        5,000,000  US TREASURY NOTE<<                                              3.88     09/15/2010       5,159,765
        8,500,000  US TREASURY NOTE<<                                              3.88     10/31/2012       8,822,737
        6,750,000  US TREASURY NOTE<<                                              3.88     02/15/2013       6,997,327
        2,700,000  US TREASURY NOTE<<                                              3.88     05/15/2018       2,715,819
        5,500,000  US TREASURY NOTE<<                                              4.00     03/15/2010       5,655,975
        4,300,000  US TREASURY NOTE<<                                              4.25     01/15/2011       4,485,773
        9,700,000  US TREASURY NOTE<<                                              4.25     08/15/2013      10,221,375
        4,000,000  US TREASURY NOTE<<                                              4.25     11/15/2013       4,220,624
        1,870,000  US TREASURY NOTE<<                                              4.25     11/15/2014       1,979,425
        3,800,000  US TREASURY NOTE<<                                              4.50     04/30/2012       4,024,139
        2,000,000  US TREASURY NOTE<<                                              4.50     05/15/2017       2,117,812
        3,000,000  US TREASURY NOTE<<                                              4.63     10/31/2011       3,177,186
        3,000,000  US TREASURY NOTE                                                4.63     02/29/2012       3,184,686
        4,000,000  US TREASURY NOTE<<                                              4.63     07/31/2012       4,260,312
        2,500,000  US TREASURY NOTE<<                                              4.75     03/31/2011       2,639,063
        2,500,000  US TREASURY NOTE<<                                              5.00     08/15/2011       2,671,875
        3,500,000  US TREASURY NOTE<<                                              6.50     02/15/2010       3,718,204
                                                                                                           103,619,953
                                                                                                        --------------
TOTAL US TREASURY SECURITIES (COST $150,211,670)                                                           153,269,492
                                                                                                        --------------

      SHARES
-----------------
COLLATERAL FOR SECURITIES LENDING: 29.56%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.23%
        4,831,739  BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                 4,831,739
        4,831,739  DAILY ASSETS FUND INSTITUTIONAL                                                           4,831,739
        4,831,739  DREYFUS CASH MANAGEMENT FUND                                                              4,831,739
        4,831,739  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                           4,831,739
                                                                                                            19,326,956
                                                                                                        --------------

    PRINCIPAL
-----------------
COLLATERAL INVESTED IN OTHER ASSETS: 27.33%
$       4,026,449  ALPINE SECURITIZATION CORPORATION++                             2.47     09/18/2008       4,021,200
          715,813  AMSTEL FUNDING CORPORATION++                                    2.50     09/02/2008         715,664
        4,115,926  AMSTEL FUNDING CORPORATION++                                    2.70     09/03/2008       4,114,691
        1,521,103  ASPEN FUNDING CORPORATION++                                     2.12     09/02/2008       1,520,834
        1,655,318  ASPEN FUNDING CORPORATION++                                     2.48     09/25/2008       1,652,353
        3,668,542  ATLANTIS ONE FUNDING CORPORATION++                              2.55     09/26/2008       3,661,526

                   Wells Fargo Advantage Master Portfolios 79


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$      29,258,862  BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                      COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                      (MATURITY VALUE $29,265,787)                                 2.13%    09/02/2008  $   29,258,862
        4,473,832  BASF FINANCE EUROPE NV+++/-                                     2.80     10/17/2008       4,472,111
        4,026,449  CAFCO LLC++                                                     2.40     09/22/2008       4,020,275
        1,610,580  CANCARA ASSET SECURITIZATION LIMITED++                          2.50     09/04/2008       1,610,020
        1,610,580  CBA (DELAWARE) FINANCE INCORPORATED                             2.35     09/02/2008       1,610,264
        1,001,622  CHEYNE FINANCE LLC+++/-####(a)(i)                               1.99     02/25/2008          16,527
        3,489,589  CRC FUNDING LLC++                                               2.42     09/23/2008       3,483,959
        6,173,888  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT -
                      102% COLLATERALIZED BY MONEY MARKET SECURITIES
                      (MATURITY VALUE $6,175,397)                                  2.20     09/02/2008       6,173,888
        4,294,521  DANSKE BANK A/S COPENHAGEN                                      1.88     09/02/2008       4,294,521
        6,442,318  DANSKE BANK A/S COPENHAGEN                                      2.03     09/02/2008       6,442,318
        2,594,823  DANSKE BANK A/S COPENHAGEN                                      2.03     09/02/2008       2,594,823
        5,637,028  DANSKE BANK A/S COPENHAGEN                                      2.15     09/02/2008       5,637,028
        5,189,645  DANSKE BANK A/S COPENHAGEN                                      2.18     09/02/2008       5,189,645
        5,189,645  DANSKE BANK A/S COPENHAGEN                                      2.20     09/02/2008       5,189,645
        5,815,982  DANSKE BANK A/S COPENHAGEN                                      2.23     09/02/2008       5,815,982
        1,252,673  DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                      COLLATERALIZED BY MONEY MARKET SECURITIES
                      (MATURITY VALUE $1,252,976)                                  2.18     09/02/2008       1,252,673
       21,921,777  DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                      COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                      (MATURITY VALUE $21,926,990)                                 2.14     09/02/2008      21,921,777
        3,131,682  ERASMUS CAPITAL CORPORATION++                                   2.48     09/02/2008       3,131,035
        4,026,449  FAIRWAY FINANCE CORPORATION++                                   2.54     09/16/2008       4,021,619
        2,073,084  FALCON ASSET SECURITIZATION CORPORATION++                       2.45     09/22/2008       2,069,839
        2,594,823  FALCON ASSET SECURITIZATION CORPORATION++                       2.45     09/25/2008       2,590,231
        1,089,557  FORTIS BANQUE LUXEMBOURG                                        2.47     09/18/2008       1,088,137
          984,243  GEMINI SECURITIZATION INCORPORATED++                            2.47     09/26/2008         982,420
        2,236,916  GRAMPIAN FUNDING LIMITED++                                      2.56     09/24/2008       2,232,939
        2,152,290  GRYPHON FUNDING LIMITED+/-(a)(i)                                0.00     08/23/2009         957,124
        3,131,682  ING USA ANNUITY & LIFE INSURANCE+/-(a)(i)                       2.55     10/16/2008       3,131,682
        1,789,533  JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                      COLLATERALIZED BY MONEY MARKET SECURITIES
                      (MATURITY VALUE $1,789,970)                                  2.20     09/02/2008       1,789,533
       24,158,693  JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                      COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                      (MATURITY VALUE $24,164,411)                                 2.13     09/02/2008      24,158,693
        1,700,056  JUPITER SECURITIZATION CORPORATION++                            2.45     09/25/2008       1,697,048
        1,879,009  LIBERTY STREET FUNDING CORPORATION++                            2.47     09/17/2008       1,876,689
        1,275,042  LIBERTY STREET FUNDING CORPORATION++                            2.48     09/19/2008       1,273,285
        1,207,935  LMA AMERICAS LLC++                                              2.58     09/23/2008       1,205,857
        4,026,449  MAZARIN FUNDING CORPORATION++                                   2.50     09/26/2008       4,018,899
        2,236,916  METLIFE GLOBAL FUNDING I+++/-                                   2.47     10/21/2008       2,236,545
        1,179,034  MONT BLANC CAPITAL CORPORATION                                  2.55     09/05/2008       1,178,533
          715,813  MONT BLANC CAPITAL CORPORATION++                                2.55     09/08/2008         715,357
        1,375,703  MORGAN STANLEY+/-                                               2.62     10/15/2008       1,375,703
        2,236,916  NATEXIS BANQUES POPULAIRES+++/-                                 2.80     09/08/2008       2,236,863
          447,383  NORDEA NORTH AMERICA INCORPORATED                               2.39     09/16/2008         446,878
          671,075  OLD LINE FUNDING CORPORATION++                                  2.50     09/08/2008         670,655
        3,489,589  PRUDENTIAL PLC++                                                2.42     09/10/2008       3,487,009
        4,026,449  RANGER FUNDING CORPORATION++                                    2.45     09/24/2008       4,019,598
        2,952,729  SALISBURY RECEIVABLES COMPANY++                                 2.50     09/10/2008       2,950,474
        2,684,299  SCALDIS CAPITAL LIMITED++                                       2.60     09/24/2008       2,679,453
        3,972,763  SHEFFIELD RECEIVABLES CORPORATION++                             2.48     09/09/2008       3,970,026
        4,026,449  SOLITAIRE FUNDING LLC++                                         2.45     09/26/2008       4,019,050
        3,579,066  STANFIELD VICTORIA FUNDING LLC+++/-####(a)(i)                   2.79     04/03/2008       2,863,253
        2,013,224  STARBIRD FUNDING CORPORATION++                                  2.70     09/23/2008       2,009,601
        2,147,439  STARBIRD FUNDING CORPORATION++                                  2.76     09/24/2008       2,143,338

                   80 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

    PRINCIPAL                          SECURITY NAME                      INTEREST RATE  MATURITY DATE       VALUE
-----------------  -----------------------------------------------------  -------------  -------------  --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
      $ 3,847,496  SWEDBANK MORTGAGE AB                                            2.48%    09/19/2008  $    3,842,195
        8,947,664  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-(a)(i)                 2.32     10/31/2008       8,947,664
          805,290  TULIP FUNDING CORPORATION++                                     2.45     09/26/2008         803,810
        2,236,916  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-              2.49     10/08/2008       2,236,648
        2,236,916  VICTORIA FINANCE LLC+/-####(a)(i)                               2.48     05/02/2008       1,789,533
        2,236,916  VICTORIA FINANCE LLC+++/-####(a)(i)                             2.22     08/07/2008       1,789,531
                                                                                                           237,307,333
                                                                                                        --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $258,859,069)                                                256,634,289
                                                                                                        --------------
SHORT-TERM INVESTMENTS: 5.84%
       50,718,476  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                    2.25     09/02/2008      50,718,476
                                                                                                        --------------
TOTAL SHORT-TERM INVESTMENTS (COST $50,718,476)                                                             50,718,476
                                                                                                        --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,156,762,618)*                                                           133.84%                $1,161,840,494
OTHER ASSETS AND LIABILITIES, NET                                                133.84%                  (293,740,415)
                                                                                 ------                 --------------
TOTAL NET ASSETS                                                                 100.00%                $  868,100,079
                                                                                 ------                 --------------

----------
<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

(l)  Long-term security of an affiliate of the fund with a cost of $4,037,157.

@    Foreign bond principal is denominated in US dollars.

%%   Securities issued on a when-issued (TBA) basis. (See Note 2)

##   Zero coupon bond. Interest rate presented is yield to maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $50,718,476.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 81


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  ----------------------------------------------------                                 --------------
COMMON STOCKS: 98.92%
ADMINISTRATION OF ECONOMIC PROGRAMS: 0.02%
           59,505  HINDUSTAN UNILEVER LIMITED                                                           $      330,831
                                                                                                        --------------
ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS: 0.01%
            4,900  KURITA WATER INDUSTRIES LIMITED                                                             159,449
            2,200  TOMRA SYSTEMS ASA                                                                            14,891
                                                                                                               174,340
                                                                                                        --------------
AEROSPACE, DEFENSE: 0.07%
           39,567  BE AEROSPACE INCORPORATED+                                                                  947,630
           29,073  ROLLS ROYCE GROUP PLC                                                                       209,830
                                                                                                             1,157,460
                                                                                                        --------------
AGRICULTURAL PRODUCTION CROPS: 0.00%
            1,105  EBRO PULEVA SA                                                                               19,059
           54,500  SINAR MAS AGRO RESOURCES & TECHNOLOGY TBK PT                                                 21,443
                                                                                                                40,502
                                                                                                        --------------
AGRICULTURAL SERVICES: 0.13%
            4,978  ABB GRAIN LIMITED                                                                            35,081
           31,900  ASIATIC DEVELOPMENT BHD                                                                      52,424
           14,500  ASTRA AGRO LESTARI TBK PT                                                                    28,224
            5,199  AUSTRALIAN AGRICULTURAL COMPANY LIMITED                                                      13,987
           11,455  AWB LIMITED                                                                                  28,683
           52,400  CHAODA MODERN AGRICULTURE LIMITED                                                            55,648
           15,000  CHINA GREEN HOLDINGS LIMITED                                                                 13,272
            2,456  CRESUD SACIFYA                                                                               27,016
          154,000  GOLDEN AGRI-RESOURCES LIMITED                                                                68,431
            1,909  GRAIN CORPORATION LIMITED                                                                    14,335
              900  HOKUTO CORPORATION                                                                           20,321
          140,200  IOI CORPORATION BHD                                                                         209,863
           22,500  KUALA LUMPUR KEPONG BHD                                                                      78,633
           43,600  OLAM INTERNATIONAL LIMITED                                                                   64,024
            1,400  SAKATA SEED CORPORATION                                                                      20,819
            3,600  UNITED PLANTATIONS BHD                                                                       12,613
           35,785  VCA ANTECH INCORPORATED+                                                                  1,100,031
            3,000  YARA INTERNATIONAL ASA                                                                      185,752
                                                                                                             2,029,157
                                                                                                        --------------
AIRPORT DEVELOPMENT, MAINTENANCE: 0.01%
           30,262  AUCKLAND INTERNATIONAL AIRPORT LIMITED                                                       44,815
           22,746  EMPRESA BRASILEIRA DE AERONAUTICA SA                                                        192,992
                                                                                                               237,807
                                                                                                        --------------
AMUSEMENT & RECREATION SERVICES: 0.32%
               20  ACCORDIA GOLF COMPANY LIMITED                                                                20,531
           19,611  ARISTOCRAT LEISURE LIMITED                                                                   98,506
              500  ARUZE CORPORATION                                                                            12,946
            1,500  AVEX GROUP HOLDINGS INCORPORATED                                                             15,433
           21,800  BALLY TECHNOLOGIES INCORPORATED+                                                            746,214
           44,700  BEC WORLD PCL                                                                                29,110
           31,200  BERJAYA SPORTS TOTO BHD                                                                      41,821
           60,000  CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LIMITED                                      13,088
            1,141  CLUB MEDITERRANEE+                                                                           51,466

                   82 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  ----------------------------------------------------                                 --------------
AMUSEMENT & RECREATION SERVICES (continued)
            1,500  DAIICHIKOSHO COMPANY LIMITED                                                         $       15,423
            1,861  FLIGHT CENTRE LIMITED                                                                        30,297
               11  FUJI TELEVISION NETWORK INCORPORATED                                                         15,789
              917  GESTEVISION TELECINCO SA                                                                     11,797
            1,414  GREAT CANADIAN GAMING CORPORATION+                                                           11,399
            1,200  H.I.S COMPANY LIMITED                                                                        14,788
            1,900  HEIWA CORPORATION                                                                            16,930
            6,777  INFORMA PLC                                                                                  52,474
           14,128  INTERNATIONAL GAME TECHNOLOGY                                                               302,763
           13,233  INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                  524,953
            1,614  INTRALOT SA-INTEGRATED LOTTERY SYSTEMS & SERVICES                                            20,257
            5,760  KANGWON LAND INCORPORATED                                                                   101,115
               74  KUONI REISEN HOLDING                                                                         35,178
           10,365  LADBROKERS PLC                                                                               42,602
           15,000  LI NING COMPANY LIMITED                                                                      37,263
           14,795  LIFE TIME FITNESS INCORPORATED+<<                                                           523,003
            2,636  Lottomatica SpA                                                                              81,109
           72,300  MEDIA PRIMA BHD                                                                              32,102
            8,400  NAMCO BANDAI HOLDINGS INCORPORATED                                                          103,310
              140  NIPPON TELEVISION NETWORK CORPORATION                                                        13,931
            4,627  OPAP SA                                                                                     162,039
            2,100  ORIENTAL LAND COMPANY LIMITED                                                               138,083
               14  PACIFIC GOLF GROUP INTERNATIONAL                                                             12,990
              664  PADDY POWER PLC                                                                              15,537
            1,797  PARTYGAMING PLC                                                                               6,815
           25,577  PINNACLE ENTERTAINMENT INCORPORATED+<<                                                      283,649
          147,415  RESORTS WORLD BHD                                                                           117,098
            2,880  RESORTTRUST INCORPORATED                                                                     31,008
               12  ROUND ONE CORPORATION                                                                         9,840
            7,100  SEGA SAMMY HOLDINGS INCORPORATED                                                             67,343
            3,000  SHOCHIKU COMPANY LIMITED                                                                     16,619
           18,880  TABCORP HOLDINGS LIMITED                                                                    137,919
           47,996  TATTERSALL'S LIMITED                                                                        107,444
           10,167  TEN NETWORK HOLDINGS LIMITED                                                                 14,659
            7,540  TICKETMASTER+<<                                                                             161,578
            3,000  TOEI COMPANY LIMITED                                                                         16,415
           11,000  TOKYO DOME CORPORATION                                                                       50,284
           12,000  TOKYOTOKEIBA COMPANY LIMITED                                                                 19,415
               30  USJ COMPANY LIMITED                                                                          17,923
            5,631  WILLIAM HILL PLC                                                                             28,967
           19,959  WMS INDUSTRIES INCORPORATED<<                                                               670,622
            1,200  YOSHIMOTO KOGYO COMPANY LIMITED                                                              11,936
                                                                                                             5,113,781
                                                                                                        --------------
APPAREL: 0.00%
           37,000  China Hongxing Sports Limited                                                                 9,739
                                                                                                        --------------
APPAREL & ACCESSORY STORES: 0.83%
           13,448  ABERCROMBIE & FITCH COMPANY CLASS A                                                         705,348
            1,100  ADERANS COMPANY LIMITED                                                                      17,537
            3,388  ADIDAS-SALOMON AG                                                                           198,342
           28,768  AEROPOSTALE INCORPORATED+<<                                                               1,002,852
            3,300  AOKI HOLDINGS INCORPORATED                                                                   43,447
            3,400  AOYAMA TRADING COMPANY LIMITED                                                               61,545
            1,272  BEIERSDORF AG                                                                                73,879
          144,000  BELLE INTERNATIONAL HOLDINGS LIMITED                                                        144,609

                   Wells Fargo Advantage Master Portfolios 83


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  ----------------------------------------------------                                 --------------
APPAREL & ACCESSORY STORES (continued)
            2,512  BULGARI SPA                                                                          $       25,690
           18,938  CATO CORPORATION                                                                            333,498
              461  CHARLES VOEGELE HOLDING AG                                                                   23,937
           74,978  CHARMING SHOPPES INCORPORATED+<<                                                            404,881
          118,841  CHICO'S FAS INCORPORATED+                                                                   682,147
           58,000  CHINA DONGXIANG GROUP COMPANY                                                                23,258
            2,000  CHIYODA COMPANY LIMITED                                                                      29,185
           22,845  CHRISTOPHER & BANKS CORPORATION<<                                                           219,769
           11,400  CITIZEN HOLDINGS COMPANY LIMITED                                                             78,725
          181,689  COMPAL ELECTRONIC INCORPORATED                                                              162,984
            2,549  DEBENHAMS PLC                                                                                 2,300
              356  DOUGLAS HOLDING AG                                                                           15,839
           28,491  DRESS BARN INCORPORATED+<<                                                                  463,264
            3,000  FAST RETAILING COMPANY LIMITED                                                              302,808
            3,183  FINISH LINE INCORPORATED CLASS A                                                             38,482
              950  GEOX SPA                                                                                     11,541
           48,000  GIORDANO INTERNATIONAL LIMITED                                                               17,416
            9,000  HANKYU DEPARTMENT STORES                                                                     55,370
            6,422  HMV GROUP PLC                                                                                15,445
            3,755  INDUSTRIA DE DISENO TEXTIL SA                                                               174,633
           21,284  J.CREW GROUP INCORPORATED+<<                                                                562,110
           12,791  KOHL'S CORPORATION+                                                                         628,933
            4,180  L'OREAL SA                                                                                  414,905
           58,500  LIMITED BRANDS                                                                            1,216,800
              519  LOTTE SHOPPING COMPANY LIMITED                                                              141,226
           12,300  MARUI COMPANY LIMITED                                                                        89,886
            3,051  NEXT PLC                                                                                     58,870
            2,400  NISHIMATSUYA CHAIN COMPANY LIMITED                                                           21,313
           26,809  NORDSTROM INCORPORATED                                                                      833,760
              653  ORIFLAME COSMETICS SA                                                                        37,749
           48,028  PACIFIC SUNWEAR OF CALIFORNIA+                                                              304,017
            1,430  PINAULT-PRINTEMPTS-REDOUTE SA                                                               166,293
              730  POINT INCORPORATED                                                                           24,409
              122  PUMA AG RUDOLF DASSLER SPORT                                                                 38,326
          142,531  QUANTA COMPUTER INCORPORATED                                                                214,214
            2,386  REITMAN'S CANADA LIMITED CLASS A                                                             36,741
            1,000  RIGHT ON COMPANY LIMITED                                                                     11,056
           26,430  ROSS STORES INCORPORATED                                                                  1,062,750
            3,000  SEIKO HOLDINGS CORPORATION CLASS C                                                           11,195
              900  SHIMANURA COMPANY LIMITED                                                                    50,403
           13,000  SHISEIDO COMPANY LIMITED                                                                    304,379
           25,236  SIGNET GROUP PLC                                                                             28,812
              816  SWATCH GROUP AG                                                                              36,657
              504  SWATCH GROUP AG CLASS B                                                                     118,455
           11,000  TAKASHIMAYA COMPANY LIMITED                                                                  94,035
           18,357  TRUWORTHS INTERNATIONAL LIMITED                                                              74,388
           14,419  UNDER ARMOUR INCORPORATED+                                                                  486,064
            1,900  UNI-CHARM CORPORATION                                                                       141,350
            1,900  UNITED ARROWS LIMITED                                                                        13,177
           18,368  URBAN OUTFITTERS INCORPORATED+<<                                                            654,268
           17,500  Yue Yuen Industrial Holdings Limited                                                         48,484
                                                                                                            13,253,756
                                                                                                        --------------

                   84 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  ----------------------------------------------------                                 --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
   MATERIALS: 0.49%
            7,091  BILLABONG INTERNATIONAL LIMITED                                                      $       77,602
           96,000  BOSIDENG INTERNATIONAL HOLDINGS LIMITED                                                      15,167
            6,414  BURBERRY GROUP PLC                                                                           52,208
            9,076  GUESS? INCORPORATED<<                                                                       338,263
            5,000  GUNZE LIMITED                                                                                21,155
            7,951  HENNES & Mauritz AB Class B                                                                 394,017
            1,094  HERMES INTERNATIONAL                                                                        155,363
            2,749  INFOSYS TECHNOLOGIES LIMITED                                                                108,770
           57,500  JONES APPAREL GROUP INCORPORATED                                                          1,141,950
            1,000  KATAKURA INDUSTRIES COMPANY LIMITED                                                          12,472
           64,100  LIZ CLAIBORNE INCORPORATED                                                                1,039,061
               43  LPP SA+                                                                                      26,532
            3,000  MIZUNO CORPORATION                                                                           15,022
            1,650  NOBEL BIOCARE HOLDING AG                                                                     55,340
            5,000  ONWARD KASHIYAMA COMPANY LIMITED                                                             54,300
           24,269  PHILLIPS-VAN HEUSEN CORPORATION                                                             923,678
            9,294  POLO RALPH LAUREN CORPORATION                                                               705,229
           11,500  PORTS DESIGN LIMITED                                                                         28,745
          113,304  POU CHEN CORPORATION                                                                         86,232
           82,994  QUIKSILVER INCORPORATED+<<                                                                  639,884
            3,000  SANYO SHOKAI LIMITED                                                                         14,296
           12,706  THE GYMBOREE CORPORATION+<<                                                                 498,711
            3,000  THE JAPAN WOOL TEXTILE COMPANY LIMITED                                                       24,745
            4,000  TOKYO STYLE COMPANY LIMITED                                                                  33,284
           17,500  VF CORPORATION                                                                            1,386,875
            5,000  WACOAL CORPORATION                                                                           58,798
           34,000  YGM TRADING LIMITED                                                                          23,263
                                                                                                             7,930,962
                                                                                                        --------------
APPLICATIONS SOFTWARE: 0.01%
           17,158  Wipro Limited<<                                                                             198,690
AUTO PARTS & EQUIPMENT: 0.01%
            4,240  Hyundai Autonet Company Limited                                                              14,846
           96,200  Somboon Advance Technology PCL                                                               35,682
        1,551,500  Yarnapund PCL                                                                                38,969
                                                                                                                89,497
                                                                                                        --------------
AUTO PARTS - ORIGINAL EQUIPMENT: 0.00%
            1,800  Tokai Rika Company Limited                                                                   26,098
                                                                                                        --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.67%
          108,714  Toyota Motor Corporation                                                                  4,850,644
           19,075  Advance Auto Parts Incorporated                                                             820,988
            1,200  Autobacs Seven Company Limited                                                               33,347
           25,855  AutoNation Incorporated+<<                                                                  293,454
            6,800  AutoZone Incorporated+<<                                                                    933,164
            5,118  Bayerische Motoren Werke AG                                                                 209,379
           11,200  Bridgestone Corporation                                                                     188,420
            1,200  Canadian Tire Corporate Limited Class A                                                      60,995
           31,982  CarMax Incorporated+<<                                                                      473,334
           28,439  Copart Incorporated+                                                                      1,251,600
               24  D'ieteren SA                                                                                  6,038
            9,616  Freeworld Coatings Limited                                                                    9,359
           22,000  Hotai Motor Company Limited                                                                  55,269
           92,300  Nissan Motor Company Limited                                                                701,119

                   Wells Fargo Advantage Master Portfolios 85


             Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  ----------------------------------------------------                                 --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (continued)

           20,500  O'REILLY AUTOMOTIVE INCORPORATED+                                                    $      596,960
            3,010  PEUGEOT SA                                                                                  143,010
            1,420  USS COMPANY LIMITED                                                                          97,681
                                                                                                            10,724,761
                                                                                                        --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.05%
            3,749  BAJAJ AUTO LIMITED                                                                           41,320
            3,188  GHABBOUR AUTO+                                                                               26,570
           11,340  RYDER SYSTEM INCORPORATED                                                                   731,657
                                                                                                               799,547
                                                                                                        --------------
BANKING: 0.00%
              569  EFG INTERNATIONAL                                                                            17,255
               40  ST. GALLER KANTONALBANK                                                                      17,033
                5  YACHIYO BANK LIMITED                                                                         12,130
                                                                                                                46,418
                                                                                                        --------------
BEVERAGES: 0.00%
            2,737  COCA-COLA ICECEK URETIM AS+                                                                  24,811
                                                                                                        --------------
BIOPHARMACEUTICALS: 0.02%
           22,743  THERAVANCE INCORPORATED+<<                                                                  309,987
                                                                                                        --------------
BUILDING: 0.00%
            1,216  BOVIS HOMES GROUP PLC                                                                         9,665
                                                                                                        --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.61%
            4,977  AMEC PLC                                                                                     76,343
            6,846  BALFOUR BEATTY PLC                                                                           51,271
            3,720  BARRATT DEVELOPMENTS PLC                                                                      9,918
            1,697  BELLWAY PLC                                                                                  18,920
            1,204  BERKELEY GROUP HOLDINGS PLC                                                                  18,581
              958  BILFINGER BERGER AG                                                                          67,365
            5,799  CARILLION PLC                                                                                34,655
           18,100  CENTEX CORPORATION                                                                          293,582
          184,900  CH KARNCHANG PCL                                                                             23,653
          200,779  CHINA COMMUNICATIONS CONSTRUCTION COMPANY LIMITED                                           339,425
            5,000  COMSYS HOLDINGS CORPORATION                                                                  44,282
           35,000  CONTINENTAL ENGINEERING CORPORATION+                                                         15,816
           35,602  CSR LIMITED                                                                                  80,790
            1,283  DAELIM INDUSTRIAL COMPANY LIMITED                                                            79,078
            4,234  DAEWOO ENGINEERING & CONSTRUCTION COMPANY LIMITED                                            44,966
           23,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED                                                        226,013
           59,800  DIALOG GROUP BHD                                                                             19,801
           53,310  DR HORTON INCORPORATED                                                                      664,243
            1,172  EIFFAGE SA                                                                                   77,855
            7,293  ENKA INSAAT VE SANAYI AS                                                                     64,651
            1,422  FLEETWOOD CORPORATION LIMITED                                                                11,175
          147,600  GAMUDA BHD                                                                                  111,737
            5,412  GLOBE TRADE CENTRE SA+                                                                       59,248
            1,860  GS ENGINEERING & CONSTRUCTION CORPORATION                                                   142,823
              500  HANJIN HEAVY INDUSTRIES & CONSTRUCTION COMPANY
                      LIMITED                                                                                    7,717
           45,000  HASEKO CORPORATION                                                                           45,674
            5,153  HASTIE GROUP LIMITED                                                                         12,101
              673  HOCHTIEF AG                                                                                  56,680
            3,639  HOLCIM LIMITED                                                                              261,647

                   86 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  ----------------------------------------------------                                 --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS (continued)
            2,963  HYUNDAI DEVELOPMENT COMPANY                                                          $      111,909
            2,554  HYUNDAI ENGINEERING & CONSTRUCTION COMPANY LIMITED                                          130,894
           33,000  IJM CORPORATION BHD                                                                          48,849
           13,306  IMPREGILO SPA                                                                                71,018
           82,400  ITALIAN-THAI DEVELOPMENT PCL                                                                 10,493
            9,000  JGC CORPORATION                                                                             172,344
            2,686  JM AB                                                                                        32,168
           49,000  KAJIMA CORPORATION                                                                          150,839
              589  KIER GROUP PLC                                                                               12,368
            6,000  KINDEN CORPORATION                                                                           57,317
            1,860  KONINKLIJKE BAM GROEP NV                                                                     32,808
            1,172  KUMHO INDUSTRIAL COMPANY LIMITED                                                             15,748
          151,700  LAND & HOUSES PCL                                                                            29,182
            5,243  LEIGHTON HOLDINGS LIMITED                                                                   206,898
              826  LENNAR CORPORATION CLASS B                                                                    9,317
            5,000  MAEDA CORPORATION                                                                            15,248
            2,000  MAEDA ROAD CONSTRUCTION COMPANY LIMITED                                                      12,813
           25,900  MALAYSIAN RESOURCES CORPORATION BHD+                                                          5,820
            5,300  MDC HOLDINGS INCORPORATED                                                                   219,685
            1,000  NCC AB                                                                                       13,082
           90,747  NEW WORLD DEVELOPMENT LIMITED                                                               137,732
            7,000  NISHIMATSU CONSTRUCTION COMPANY LIMITED                                                      15,477
           23,000  OBAYASHI CORPORATION                                                                        106,387
            9,000  OKUMURA CORPORATION                                                                          32,410
              406  PBG SA+                                                                                      42,310
            4,800  PEAB AB                                                                                      32,530
            8,500  PENTA-OCEAN CONSTRUCTION COMPANY LIMITED+                                                     9,713
            4,747  PERSIMMON PLC                                                                                32,132
              625  POLNORD SA+                                                                                  12,828
           34,558  PYI CORPORATION LIMITED                                                                       3,356
              100  ROCKWOOL INTERNATIONAL AS                                                                     9,693
           18,751  RYLAND GROUP INCORPORATED                                                                   434,648
           16,000  SEKISUI CHEMICAL COMPANY LIMITED                                                             99,096
           21,000  SEKISUI HOUSE LIMITED                                                                       198,469
           30,000  SEMBCORP INDUSTRIES LIMITED                                                                  87,082
           26,000  SHIMIZU CORPORATION                                                                         109,682
           46,000  SINGAPORE TECHNOLOGIES ENGINEERING LIMITED                                                   90,868
          291,300  SINO THAI ENGINEERING & CONSTRUCTION PCL                                                     28,756
              446  STRABAG SE                                                                                   27,479
           48,000  TAISEI CORPORATION                                                                          109,267
           16,685  TAYLOR WOODROW PLC                                                                           16,398
           11,000  TODA CORPORATION                                                                             39,586
           25,836  TOLL BROTHERS INCORPORATED+                                                                 642,800
            8,065  UNITED CONSTRUCTION GROUP LIMITED                                                            94,660
            5,000  UNITED ENGINEERS                                                                              9,474
           51,000  UNITED FIBER SYSTEM LIMITED                                                                   3,043
           40,191  URBI DESARROLLOS URBANOS SA DE CV+                                                          112,645
            4,564  VINCI SA                                                                                    790,418
           21,871  WALTER INDUSTRIES INCORPORATED                                                            2,051,500
           11,000  YANLORD LAND GROUP LIMITED                                                                   12,282
            1,878  YIT OYJ                                                                                      29,212
           27,700  YTL CORPORATION BHD                                                                          52,042
           10,000  ZELAN BHD                                                                                     5,094
              182  ZPH STALPRODUKT SA                                                                           42,929
                                                                                                             9,840,808
                                                                                                        --------------

                   Wells Fargo Advantage Master Portfolios 87


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES                            SECURITY NAME                                                         VALUE
-----------------  ----------------------------------------------------                                 --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.43%
           42,000  ASAHI GLASS COMPANY LIMITED                                                          $      445,873
            7,000  CENTRAL GLASS COMPANY LIMITED                                                                27,284
           10,600  DAIKIN INDUSTRIES LIMITED                                                                   357,309
            4,800  DCM JAPAN HOLDINGS COMPANY LIMITED                                                           35,032
           22,202  FASTENAL COMPANY<<                                                                        1,152,950
           19,969  FLETCHER BUILDING LIMITED                                                                   104,010
              800  FLSMIDTH & COMPANY A/S                                                                       64,142
           21,000  FUJI ELECTRIC HOLDINGS COMPANY LIMITED                                                       49,455
              622  GEBERIT AG                                                                                   90,533
            1,859  GRAFTON GROUP PLC                                                                            10,417
           58,230  HOME DEPOT INCORPORATED                                                                   1,579,198
            1,000  KCI KONECRANES OYJ                                                                           33,006
            2,000  KEIYO COMPANY LIMITED                                                                         9,973
           34,665  KINGFISHER PLC                                                                               83,734
            1,140  KINGSPAN GROUP PLC                                                                           12,978
            2,600  KOMERI COMPANY LIMITED                                                                       75,914
           66,794  LOWE'S COMPANIES INCORPORATED                                                             1,645,804
           13,000  MATSUSHITA ELECTRIC WORKS LIMITED                                                           120,161
           23,000  NIPPON SHEET GLASS COMPANY LIMITED                                                          117,783
            1,435  REECE AUSTRALIA LIMITED                                                                      24,592
            1,300  RINNAI CORPORATION                                                                           47,078
            1,161  RONA INCORPORATED+                                                                           14,761
           18,607  SANDVIK AB                                                                                  230,602
            9,000  SANWA SHUTTER CORPORATION                                                                    33,508
              805  SCHINDLER HOLDING AG                                                                         55,302
            4,140  SCHNEIDER ELECTRIC SA                                                                       416,148
           89,000  TECHTRONIC INDUSTRIES COMPANY                                                                82,856
              484  WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG                                                30,113
            1,242  WIENERBERGER AG                                                                              32,592
                                                                                                             6,983,108
                                                                                                        --------------
BUSINESS SERVICES: 5.98%
          266,760  3COM CORPORATION+                                                                           565,531
           15,371  ACI WORLDWIDE INCORPORATED+<<                                                               278,523
           48,496  ACTIVISION BLIZZARD INCORPORATED+                                                         1,591,639
            2,517  ADECCO SA                                                                                   118,103
           10,166  ADMINISTAFF INCORPORATED                                                                    278,548
           24,944  ADOBE SYSTEMS INCORPORATED+                                                               1,068,352
            7,745  ADVENT SOFTWARE INCORPORATED+<<                                                             358,206
            8,857  AEGIS GROUP PLC                                                                              18,036
           13,792  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                          734,286
           25,642  AKAMAI TECHNOLOGIES INCORPORATED+                                                           587,202
           12,607  ALLIANCE DATA SYSTEMS CORPORATION+<<                                                        809,874
              336  ALTRAN+                                                                                       2,948
            1,596  ALTRAN TECHNOLOGIES SA+                                                                      13,942
           38,229  ANSYS INCORPORATED+                                                                       1,695,456
           12,377  ARBITRON INCORPORATED<<                                                                     593,601
           56,678  ARIBA INCORPORATED+<<                                                                       834,867
            3,691  ASIAN PAINTS LIMITED                                                                        102,853
            1,947  ASSECO POLAND SA                                                                             52,974
            5,982  ASX LIMITED                                                                                 179,477
              916  ATOS ORIGIN SA+                                                                              49,229
            5,644  AUSDRILL LIMITED                                                                             12,309
           37,607  AUTODESK INCORPORATED+                                                                    1,336,177
            2,848  AUTONOMY CORPORATION PLC+                                                                    59,475

                   88 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES                            SECURITY NAME                                                         VALUE
-----------------  ----------------------------------------------------                                 --------------
BUSINESS SERVICES (continued)
           65,330  AVIS BUDGET GROUP INCORPORATED+                                                      $      497,815
           32,114  AVOCENT CORPORATION+                                                                        753,716
           30,700  BMC SOFTWARE INCORPORATED+<<                                                                999,592
              985  BOLSAS Y MARCADOS ESPANOLES                                                                  29,389
           51,706  BRAMBLES LIMITED                                                                            339,265
           18,700  CA INCORPORATED                                                                             447,117
           13,268  CACI INTERNATIONAL INCORPORATED CLASS A+                                                    672,024
           41,100  CADENCE DESIGN SYSTEMS INCORPORATED+                                                        328,389
            9,628  CAPITA GROUP PLC                                                                            123,876
            9,841  CERNER CORPORATION+<<                                                                       453,178
            4,600  CGI GROUP INCORPORATED+                                                                      50,211
           37,784  CHECK POINT SOFTWARE TECHNOLOGIES+                                                          925,330
           37,000  CHINA EVERBRIGHT INTERNATIONAL LIMITED                                                        7,637
          234,000  CHINA UNICOM LIMITED                                                                        370,188
           10,462  CHOICEPOINT INCORPORATED+                                                                   509,081
           29,600  CITRIX SYSTEMS INCORPORATED+                                                                895,992
           25,402  COGNEX CORPORATION                                                                          513,882
           48,148  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                       1,411,699
           31,766  COMPUTER SCIENCES CORPORATION+                                                            1,493,955
           16,393  COMPUTERSHARE LIMITED                                                                       126,321
           55,883  COMPUWARE CORPORATION+                                                                      638,743
           25,377  CONVERGYS CORPORATION+                                                                      374,311
           22,627  CSG SYSTEMS INTERNATIONAL INCORPORATED+                                                     427,650
            2,600  CSK HOLDINGS CORPORATION                                                                     41,020
               15  CYBERAGENT INCORPORATED                                                                      14,333
            1,600  DAISEKI COMPANY LIMITED                                                                      51,781
            1,850  DAVIS SERVICE GROUP PLC                                                                      11,465
            2,629  DCC PLC                                                                                      63,594
            2,478  DE LA RUE                                                                                    39,650
           34,699  DELUXE CORPORATION                                                                          572,880
               17  DENA COMPANY LIMITED                                                                         82,941
               74  DENTSU INCORPORATED                                                                         148,807
           17,723  DIGITAL RIVER INCORPORATED+<<                                                               775,381
           19,745  DIMENSION DATA HOLDINGS PLC                                                                  18,977
              743  DISCOUNT INVESTMENT CORPORATION                                                              16,618
            7,045  DST SYSTEMS INCORPORATED+<<                                                                 435,029
              800  DTS CORPORATION                                                                              11,181
           74,768  EARTHLINK INCORPORATED+<<                                                                   696,838
           53,608  EBAY INCORPORATED+                                                                        1,336,447
           14,332  ELECTRONIC ARTS INCORPORATED+                                                               699,545
           36,821  ELECTRONICS FOR IMAGING INCORPORATED+<<                                                     610,860
           17,023  EXPERIAN GROUP LIMITED                                                                      128,224
           35,448  F5 NETWORKS INCORPORATED+                                                                 1,209,131
            7,132  FACTSET RESEARCH SYSTEMS INCORPORATED                                                       447,248
           31,174  FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                         681,152
            1,415  FINANCIAL TECHNOLOGIES (INDIA) LIMITED                                                       45,605
           26,314  FISERV INCORPORATED+                                                                      1,364,644
            7,014  FOCUS MEDIA HOLDING LIMITED+<<                                                              229,498
            6,081  FORRESTER RESEARCH INCORPORATED+<<                                                          210,342
           21,000  GALLANT VENTURE LIMITED+                                                                      9,672
            1,693  GARDA WORLD SECURITY CORPORATION CLASS A+                                                    20,282
            2,863  GEMALTO NV+                                                                                 122,360
           40,073  GLG PARTNERS INCORPORATED+<<                                                                332,205
           12,087  GLOBAL PAYMENTS INCORPORATED                                                                582,714
           10,785  GOOGLE INCORPORATED CLASS A+                                                              4,996,583
           24,931  GREATEK ELECTRONIC INCORPORATED                                                              26,641

                   Wells Fargo Advantage Master Portfolios 89


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES                            SECURITY NAME                                                         VALUE
-----------------  ----------------------------------------------------                                 --------------
BUSINESS SERVICES (continued)
           84,000  GUANGDONG INVESTMENT LIMITED                                                         $       28,521
            4,345  HAVAS SA                                                                                     16,844
            4,000  HAW PAR CORPORATION LIMITED                                                                  17,938
           53,636  HENRY JACK & ASSOCIATES INCORPORATED                                                      1,074,329
              700  HITACHI INFORMATION SYSTEMS LIMITED                                                          15,245
           29,075  HLTH CORPORATION+<<                                                                         361,984
              687  HOMESERVE PLC                                                                                18,020
           38,500  HONG KONG EXCHANGES & CLEARING LIMITED                                                      497,324
           13,130  HOUSING DEVELOPMENT FINANCE CORPORATION                                                     692,852
            9,000  HYFLUX LIMITED                                                                               17,939
              717  I-FLEX SOLUTIONS LIMITED                                                                     19,454
              237  ILIAD SA                                                                                     24,434
           24,915  INDUSTREA LIMITED                                                                            11,554
           13,463  INDUSTRIAL DEVELOPMENT BANK OF INDIA LIMITED                                                 25,378
           38,226  INFORMATICA CORPORATION+                                                                    644,873
           24,277  INFOSYS TECHNOLOGIES LIMITED ADR<<                                                        1,002,155
           33,267  ITAUSA INVESTIMENTOS ITAU SA                                                                316,343
           94,683  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                              890,020
            5,289  INTERSERVE PLC                                                                               40,416
           19,947  INTERWOVEN INCORPORATED+                                                                    293,620
            1,200  INTRUM JUSTITIA AB                                                                           18,731
           48,042  INTUIT INCORPORATED+<<                                                                    1,444,623
            2,831  INVOCARE LIMITED                                                                             12,763
              407  IPSOS                                                                                        13,684
            2,812  IRESS MARKET TECHNOLOGY LIMITED                                                              15,378
           29,187  IRON MOUNTAIN INCORPORATED+                                                                 843,796
              718  JC DECAUX SA                                                                                 15,901
           23,684  JUNIPER NETWORKS INCORPORATED+<<                                                            608,679
              795  JYSKE BANK+                                                                                  44,516
               12  KABU.COM SECURITIES COMPANY LIMITED                                                          10,955
               16  KAKAKU.COM INCORPORATED                                                                      46,473
               22  KENEDIX INCORPORATED                                                                         12,531
           45,138  KEPPEL CORPORATION LIMITED                                                                  313,465
              900  KOEI COMPANY LIMITED                                                                         12,643
            2,384  KONE OYJ                                                                                     73,836
            4,000  KYOWA EXEO CORPORATION                                                                       39,108
            9,807  LAMAR ADVERTISING COMPANY+<<                                                                364,330
           15,636  LENDER PROCESSING SERVICES INCORPORATED                                                     520,679
            1,470  LG DACOM CORPORATION                                                                         27,525
           23,209  LOGICACMG PLC                                                                                56,482
              452  MACDONALD DETTWILER & ASSOCIATES LIMITED+                                                    12,707
           30,166  MAN GROUP PLC                                                                               310,848
           63,000  MARUBENI CORPORATION                                                                        389,805
            3,259  MASTERCARD INCORPORATED CLASS A                                                             790,470
           26,012  MCAFEE INCORPORATED+                                                                      1,029,035
           39,600  MENTOR GRAPHICS CORPORATION+<<                                                              483,120
            3,363  MICHAEL PAGE INTERNATIONAL PLC                                                               22,406
          383,071  MICROSOFT CORPORATION                                                                    10,454,008
           56,100  MITSUBISHI CORPORATION                                                                    1,541,015
            3,000  MITSUI-SOKO COMPANY LIMITED                                                                  14,756
               44  MONEX BEANS HOLDINGS INCORPORATED                                                            21,786
           51,000  MONEYGRAM INTERNATIONAL INCORPORATED+<<                                                      86,700
           18,445  MONSTER WORLDWIDE INCORPORATED+<<                                                           360,415
              700  MOSHI MOSHI HOTLINE INCORPORATED                                                             18,825
           64,677  MPS GROUP INCORPORATED+                                                                     745,079
           26,285  NCR CORPORATION+                                                                            695,501

                   90 Wells Fargo Advantage Master Portfolios


             Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES                            SECURITY NAME                                                         VALUE
-----------------  ----------------------------------------------------                                 --------------
BUSINESS SERVICES (continued)
            8,300  NETEASE.COM INCORPORATED ADR+<<                                                      $      216,713
           22,894  NETFLIX INCORPORATED+<<                                                                     706,051
              500  NIPPON KANZAI COMPANY LIMITED                                                                13,452
            1,400  NIPPON SYSTEM DEVELOPMENT COMPANY LIMITED                                                    15,480
           68,150  NOVELL INCORPORATED+                                                                        438,205
              600  NS SOLUTIONS CORPORATION                                                                      9,656
           14,485  NWS HOLDINGS LIMITED                                                                         31,982
              600  OPEN TEXT CORPORATION+                                                                       21,332
          179,815  ORACLE CORPORATION+                                                                       3,943,343
           78,446  PARAMETRIC TECHNOLOGY CORPORATION+                                                        1,575,196
            3,458  PATNI COMPUTER SYSTEMS LIMITED                                                               18,014
           57,463  PEROT SYSTEMS CORPORATION CLASS A+                                                        1,022,841
            1,297  PERPETUAL TRUSTEES AUSTRALIA LIMITED                                                         49,532
           24,488  PSION PLC                                                                                    41,143
           47,790  QUEST SOFTWARE INCORPORATED+<<                                                              706,814
           65,248  REALNETWORKS INCORPORATED+                                                                  432,594
           29,417  RED HAT INCORPORATED+                                                                       617,757
           44,457  RENT-A-CENTER INCORPORATED+                                                               1,007,396
            1,500  RITCHIE BROS AUCTIONEERS INCORPORATED                                                        39,979
           24,540  ROBERT HALF INTERNATIONAL INCORPORATED                                                      628,224
            3,331  RPS GROUP PLC                                                                                18,167
           34,381  S1 CORPORATION+                                                                             262,327
              983  S1 CORPORATION INCORPORATED (KOREA)                                                          53,992
           16,093  SALESFORCE.COM INCORPORATED+                                                                901,530
           15,385  SAP AG                                                                                      862,016
           16,451  SATYAM COMPUTER SERVICES LIMITED<<                                                          366,199
            4,800  SECURITAS AB                                                                                 64,860
            5,403  SECURITAS SYSTEMS AB CLASS B                                                                  9,719
            7,640  SEEK LIMITED                                                                                 34,252
              117  SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA                                             149,915
          197,500  SHENZHEN INTERNATIONAL HOLDINGS                                                              15,564
            1,020  SHREE CEMENT LIMITED                                                                         13,614
            4,000  SIA ENGINEERING COMPANY                                                                       7,129
           37,000  SINGAPORE EXCHANGE LIMITED                                                                  163,386
                4  SO-NET ENTERTAINMENT CORPORATION                                                             11,342
              216  SOFTWARE AG                                                                                  15,800
            1,700  SOHGO SECURITY SERVICES COMPANY LIMITED                                                      19,346
           39,900  SONICWALL INCORPORATED+                                                                     260,946
           29,364  SOTHEBY'S HOLDINGS INCORPORATED                                                             791,066
           37,863  SPHERION CORPORATION+                                                                       196,130
            2,200  SQUARE ENIX COMPANY LIMITED                                                                  72,521
           18,906  SRA INTERNATIONAL INCORPORATED CLASS A+                                                     443,913
            7,000  STELLA INTERNATIONAL                                                                         11,134
              900  SUMISHO COMPUTER SYSTEMS                                                                     16,017
            4,000  SUMITOMO WAREHOUSE COMPANY LIMITED                                                           14,695
           26,500  SWIRE PACIFIC LIMITED                                                                       264,699
           38,368  SYMANTEC CORPORATION+<<                                                                     855,990
           16,000  TAIWAN SECOM+                                                                                27,834
           32,815  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                               822,672
            4,846  TAYLOR NELSON SOFRES PLC                                                                     24,163
              559  TELEPERFORMANCE                                                                              19,964
           17,207  TELETECH HOLDINGS INCORPORATED+                                                             265,332
          309,736  TELMEX INTERNACIONAL SAB DE CV+                                                             219,890
              863  TEMENOS GROUP AG+                                                                            22,645
           17,450  THE BRINK'S COMPANY                                                                       1,217,661
              187  THOMSON REUTERS ADR<<                                                                        31,440

                   Wells Fargo Advantage Master Portfolios 91


             Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES                            SECURITY NAME                                                         VALUE
-----------------  ----------------------------------------------------                                 --------------
BUSINESS SERVICES (continued)
          126,102  TIBCO SOFTWARE INCORPORATED+                                                         $    1,032,775
              800  TKC AS                                                                                       14,242
              600  TOKYU LIVABLE INCORPORATED                                                                    3,845
           14,076  TOMKINS PLC                                                                                  38,024
              929  TOMTOM NV+                                                                                   22,946
            1,700  TOPPAN FORMS COMPANY LIMITED                                                                 20,434
           39,741  TOTAL SYSTEM SERVICES INCORPORATED                                                          791,641
            7,659  TOWER AUSTRALIA GROUP LIMITED                                                                19,460
            8,100  TOYOTA TSUSHO CORPORATION                                                                   138,502
            1,810  TRAVIS PERKINS PLC                                                                           22,043
          231,602  UNISYS CORPORATION+                                                                         947,252
           49,900  UNITED ONLINE INCORPORATED<<                                                                525,447
              876  USG PEOPLE NV                                                                                15,854
           44,020  VALUECLICK INCORPORATED+<<                                                                  567,418
           31,500  VERISIGN INCORPORATED+<<                                                                  1,007,055
           12,488  VIAD CORPORATION                                                                            390,625
            4,200  VIGNETTE CORPORATION+                                                                        57,246
            1,430  VIOHALCO SA                                                                                  11,708
            6,234  VMWARE INCORPORATED+<<                                                                      247,490
           19,264  WEBSENSE INCORPORATED+<<                                                                    436,137
           53,500  WHARF HOLDINGS LIMITED                                                                      193,348
           52,800  WIND RIVER SYSTEMS INCORPORATED+<<                                                          583,440
               13  WORKS APPLICATIONS COMPANY LIMITED+                                                          14,696
           18,868  WPP GROUP PLC                                                                               183,651
            1,726  WS ATKINS PLC                                                                                29,153
           58,250  YAHOO! INCORPORATED+                                                                      1,128,885
              520  YAHOO! JAPAN CORPORATION                                                                    199,290
              700  ZENRIN COMPANY LIMITED                                                                       10,256
                                                                                                            95,982,871
                                                                                                        --------------
CASINO & GAMING: 0.05%
            4,328  MGM MIRAGE+<<                                                                               152,302
           11,856  PENN NATIONAL GAMING INCORPORATED+                                                          400,970
            2,799  WYNN RESORTS LIMITED+<<                                                                     267,081
                                                                                                               820,353
                                                                                                        --------------
CHEMICALS & ALLIED PRODUCTS: 7.38%
           53,694  ABBOTT LABORATORIES                                                                       3,083,646
            2,458  ACTELION LIMITED+                                                                           141,092
            2,300  ADEKA CORPORATION                                                                            16,653
            2,600  AGRIUM INCORPORATED                                                                         219,915
            1,900  AICA KOGYO COMPANY LIMITED                                                                   16,776
            4,544  AIR LIQUIDE SA                                                                              551,916
            6,740  AIR PRODUCTS & CHEMICALS INCORPORATED                                                       619,069
            6,000  AIR WATER INCORPORATED                                                                       74,120
            4,882  AKZO NOBEL NV                                                                               297,914
           14,650  ALBEMARLE CORPORATION                                                                       582,191
           18,309  ALBERTO-CULVER COMPANY                                                                      478,963
           31,922  ALEXION PHARMACEUTICALS INCORPORATED+<<                                                   1,439,044
           44,552  ALKERMES INCORPORATED+<<                                                                    595,660
              180  AMOREPACIFIC CORPORATION                                                                    106,823
            4,573  APP PHARMACEUTICALS INCORPORATED+                                                           108,243
            3,400  ARISAWA MANUFACTURING COMPANY LIMITED                                                        21,620
           49,000  ASAHI KASEI CORPORATION                                                                     230,128
           18,300  ASTELLAS PHARMA INCORPORATED                                                                824,265
           25,260  ASTRAZENECA PLC                                                                           1,231,476

                   92 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES                            SECURITY NAME                                                         VALUE
-----------------  ----------------------------------------------------                                 --------------
CHEMICALS & ALLIED PRODUCTS (continued)
           18,900  AVERY DENNISON CORPORATION                                                           $      911,736
           17,107  BARR PHARMACEUTICALS INCORPORATED+                                                        1,155,407
           16,318  BASF AG                                                                                     941,452
           20,600  BATU KAWAN BHD                                                                               50,212
           13,407  BIOGEN IDEC INCORPORATED+                                                                   682,819
           41,089  BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                   1,238,422
            1,400  BIOVAIL CORPORATION                                                                          15,295
           68,125  BRISTOL-MYERS SQUIBB COMPANY                                                              1,453,788
            9,497  CABOT CORPORATION                                                                           262,782
            3,906  CARDIOME PHARMA CORPORATION+                                                                 34,469
           30,222  CELANESE CORPORATION CLASS A                                                              1,165,360
            8,993  CF INDUSTRIES HOLDINGS INCORPORATED                                                       1,370,533
           10,473  CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+<<                                    687,134
              417  CHEMRING GROUP PLC                                                                           17,680
           46,772  CHEMTURA CORPORATION                                                                        308,227
           36,000  CHINA AGRI-INDUSTRIES HOLDINGS LIMITED+                                                      24,352
           85,000  CHINA PETROCHEMICAL DEVELOPMENT CORPORATION+                                                 30,545
           16,000  CHINA PHARMACEUTICAL GROUP LIMITED+                                                           5,262
            1,181  CHRISTIAN DIOR SA                                                                           125,630
            8,600  CHUGAI PHARMACEUTICAL COMPANY LIMITED                                                       142,054
            2,000  CHUGOKU MARINE PAINTS LIMITED+                                                               14,561
           27,617  CHURCH & DWIGHT COMPANY INCORPORATED                                                      1,726,063
            1,144  CIBA SPECIALTY CHEMICALS AG                                                                  28,178
              645  CIECH SA                                                                                     15,981
            3,406  CLARIANT AG                                                                                  30,590
              207  CLARINS                                                                                      16,824
           22,100  CLOROX COMPANY                                                                            1,306,110
           23,676  COLGATE-PALMOLIVE COMPANY                                                                 1,800,086
            1,741  CRODA INTERNATIONAL                                                                          21,925
           20,210  CSL LIMITED                                                                                 705,336
           23,762  CUBIST PHARMACEUTICALS INCORPORATED+<<                                                      523,477
           19,989  CYTEC INDUSTRIES INCORPORATED                                                             1,015,441
           11,000  DAICEL CHEMICAL INDUSTRIES LIMITED                                                           55,781
           24,000  DAIICHI SANKYO COMPANY LIMITED                                                              722,039
           25,000  DAINIPPON INK & CHEMICALS INCORPORATED                                                       55,405
            6,000  DAINIPPON SUMITOMO PHARMA COMPANY LIMITED                                                    53,170
              608  DC CHEMICAL COMPANY LIMITED                                                                 164,284
           15,000  DENKI KAGAKU KOGYO KABUSHIKI KAISHA                                                          42,294
           31,844  DOW CHEMICAL COMPANY                                                                      1,086,836
            5,130  DR. REDDYS LABORATORIES LIMITED                                                              67,488
              500  EARTH CHEMICAL COMPANY LIMITED                                                               12,756
           15,467  EASTMAN CHEMICAL COMPANY                                                                    932,969
           29,538  ECOLAB INCORPORATED                                                                       1,351,068
           31,191  EI DU PONT DE NEMOURS & COMPANY                                                           1,386,128
           10,100  EISAI COMPANY LIMITED                                                                       401,666
            7,369  ELAN CORPORATION PLC+                                                                       101,411
           33,400  ELI LILLY & COMPANY                                                                       1,558,110
           28,336  ETERNAL CHEMICAL COMPANY LIMITED                                                             21,744
            1,500  FANCL CORPORATION                                                                            17,731
           29,614  FERRO CORPORATION                                                                           652,693
           20,000  FIBRECHEM TECHNOLOGIES LIMITED                                                                6,621
           12,017  FMC CORPORATION                                                                             883,730
           13,969  FOREST LABORATORIES INCORPORATED+<<                                                         498,554
          205,000  FORMOSA CHEMICALS & FIBRE CORPORATION                                                       352,022
          231,000  FORMOSA PLASTICS CORPORATION                                                                450,139
            1,818  FRUTAROM INDUSTRIES LIMITED                                                                  17,695

                   Wells Fargo Advantage Master Portfolios 93


             Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  ----------------------------------------------------                                 --------------
CHEMICALS & ALLIED PRODUCTS (continued)
           21,203  GENENTECH INCORPORATED+                                                              $    2,093,796
           11,953  GENZYME CORPORATION+                                                                        935,920
           42,502  GILEAD SCIENCES INCORPORATED+                                                             2,239,005
               95  GIVAUDAN SA                                                                                  79,053
           93,029  GLAXOSMITHKLINE PLC                                                                       2,189,056
              672  H LUNDBECK AS                                                                                15,610
            4,453  HANWHA CHEMICAL CORPORATION                                                                  41,977
           36,872  HB FULLER COMPANY                                                                           961,253
            2,007  HENKEL KGAA                                                                                  70,130
            3,542  HENKEL KGAA PREFERRED                                                                       138,820
            2,070  HIKMA PHARMACEUTICALS PLC                                                                    15,743
            3,500  HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED                                               155,458
            5,100  HITACHI CHEMICAL COMPANY LIMITED                                                             92,778
              569  HONAM PETROCHEMICAL CORPORATION                                                              33,646
           18,707  HUNTSMAN CORPORATION                                                                        244,126
           26,315  IDEXX LABORATORIES INCORPORATED+                                                          1,481,535
            9,806  IMCLONE SYSTEMS INCORPORATED+                                                               631,506
           30,763  IMMUCOR INCORPORATED+<<                                                                     990,876
            2,538  INCITEC PIVOT LIMITED                                                                       345,227
              490  INTERCELL AG+                                                                                21,443
           12,772  INTERMUNE INCORPORATED+<<                                                                   242,285
           16,015  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                             643,963
           33,129  INVERNESS MEDICAL INNOVATIONS INCORPORATED+                                               1,176,742
           13,706  INVITROGEN CORPORATION+                                                                     581,957
              346  IPSEN                                                                                        18,742
          363,121  IRPC PCL                                                                                     41,784
           10,000  ISHIHARA SANGYO KAISHA LIMITED+                                                              16,696
           21,807  ISRAEL CHEMICALS LIMITED                                                                    361,988
            3,656  JOHNSON MATTHEY PLC                                                                         108,182
            8,600  JSR CORPORATION                                                                             148,158
            2,252  K+S AG                                                                                      271,788
            3,000  KAKEN PHARMACEUTICAL COMPANY LIMITED                                                         26,871
          368,000  KALBE FARMA TBK PT                                                                           29,963
           12,000  KANEKA CORPORATION                                                                           75,366
            9,000  KANSAI PAINT COMPANY LIMITED                                                                 56,779
           19,000  KAO CORPORATION                                                                             537,947
              301  KCC CORPORATION                                                                              98,734
            1,400  KEMIRA OYJ                                                                                   17,498
           49,686  KING PHARMACEUTICALS INCORPORATED+                                                          568,408
           20,500  KINGBOARD CHEMICALS HOLDINGS LIMITED                                                         92,250
            2,000  KISSEI PHARMACEUTICAL COMPANY LIMITED                                                        43,509
              700  KOBAYASHI PHARMACEUTICAL COMPANY LIMITED                                                     23,722
            2,897  KONINKLIJKE DSM NV                                                                          166,736
            2,000  KYORIN COMPANY LIMITED                                                                       26,979
           15,000  KYOWA HAKKO KOGYO COMPANY LIMITED                                                           164,037
            8,346  LA SEDA DE BARCELONA SA+                                                                     11,459
            1,325  LANXESS                                                                                      50,948
              431  LG HOUSEHOLD & HEALTH CARE LIMITED CLASS H                                                   74,517
            1,100  LINTEC CORPORATION                                                                           19,478
            9,000  LION CORPORATION                                                                             43,677
              705  LONZA GROUP AG                                                                               99,522
           13,842  LUBRIZOL CORPORATION                                                                        733,488
           12,486  MAKHTESHIM-AGAN INDUSTRIES LIMITED                                                           84,303
              600  MANDOM CORPORATION                                                                           16,076
           55,529  MEDAREX INCORPORATED+                                                                       409,804
           22,223  MEDICINES COMPANY+                                                                          541,352

                   94 Wells Fargo Advantage Master Portfolios


             Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  ----------------------------------------------------                                 --------------
CHEMICALS & ALLIED PRODUCTS (continued)
           74,913  MERCK & COMPANY INCORPORATED                                                         $    2,672,147
            1,271  MERCK KGAA                                                                                  145,638
            1,400  METHANEX CORPORATION                                                                         35,508
            8,427  MINERALS TECHNOLOGIES INCORPORATED                                                          553,485
            1,900  MIRACA HOLDINGS INCORPORATED                                                                 42,377
           47,500  MITSUBISHI CHEMICAL HOLDINGS CORPORATION                                                    268,730
           16,000  MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED                                                 90,622
           31,000  MITSUI CHEMICALS INCORPORATED                                                               153,005
           24,808  MONSANTO COMPANY                                                                          2,834,314
              300  MURAMOTO ELECTRON THAILAND PCL                                                                  981
           60,672  MYLAN LABORATORIES INCORPORATED+<<                                                          782,062
           22,639  NALCO HOLDING COMPANY                                                                       517,754
          313,000  NAN YA PLASTICS CORPORATION                                                                 489,671
           26,657  NBTY INCORPORATED+                                                                          886,079
              800  NICHI-IKO PHARMACEUTICAL COMPANY LIMITED                                                     21,646
            2,000  NIHON PARKERIZING COMPANY LIMITED                                                            27,901
            6,000  NIPPON KAYAKU COMPANY LIMITED                                                                38,182
            9,000  NIPPON PAINT COMPANY LIMITED                                                                 32,346
            2,000  NIPPON SHINYAKU COMPANY LIMITED                                                              24,918
            6,000  NIPPON SHOKUBAI COMPANY LIMITED                                                              38,479
            5,000  NIPPON SODA COMPANY LIMITED                                                                  24,340
            6,000  NISSAN CHEMICAL INDUSTRIES LIMITED                                                           65,734
            5,800  NITTO DENKO CORPORATION                                                                     174,101
            6,000  NOF CORPORATION                                                                              24,963
            1,400  NOVA CHEMICALS CORPORATION                                                                   40,610
           42,487  NOVARTIS AG                                                                               2,366,888
            6,840  NOVO NORDISK AS CLASS B                                                                     381,822
            2,637  NUFARM LIMITED                                                                               37,288
           45,255  OLIN CORPORATION                                                                          1,217,812
           13,400  OM GROUP INCORPORATED+                                                                      497,140
              289  OMEGA PHARMA SA                                                                              14,627
            4,300  ONO PHARMACEUTICAL COMPANY LIMITED                                                          225,161
           23,490  ONYX PHARMACEUTICALS INCORPORATED+<<                                                        960,036
           33,660  ORIENTAL UNION CHEMICAL CORPORATION+                                                         24,540
              844  ORION OYJ                                                                                    15,890
            8,961  OSI PHARMACEUTICALS INCORPORATED+<<                                                         452,531
           23,374  PAR PHARMACEUTICAL COMPANIES INCORPORATED+<<                                                332,846
           24,153  PAREXEL INTERNATIONAL CORPORATION+                                                          767,341
              173  PAZ OIL COMPANY LIMITED                                                                      25,526
           48,409  PDL BIOPHARMA INCORPORATED+                                                                 584,297
            2,943  PETKIM PETROKIMYA HOLDING SA                                                                 13,417
          239,848  PFIZER INCORPORATED                                                                       4,583,495
           11,540  PHARMERICA CORPORATION+<<                                                                   273,152
            5,628  PPG INDUSTRIES INCORPORATED                                                                 353,776
           14,402  PRAXAIR INCORPORATED                                                                      1,293,876
          141,420  PROCTER & GAMBLE COMPANY                                                                  9,866,873
           37,895  PT TEMPO SCAN PACIFIC TBK                                                                     2,236
           20,400  PTT CHEMICAL PCL                                                                             40,812
            3,917  PZ CUSSONS PLC                                                                               12,426
           10,241  RANBAXY LABORATORIES LIMITED                                                                120,093
           10,691  RECKITT BENCKISER GROUP                                                                     540,478
            6,569  RECORDATI SPA                                                                                45,965
            2,099  RHODIA SA                                                                                    40,822
              638  RICHTER GEDEON PLC                                                                          126,434
               44  RIETER HOLDING AG                                                                            14,254
           24,853  ROHM & HAAS COMPANY                                                                       1,865,218

                   Wells Fargo Advantage Master Portfolios 95


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  ----------------------------------------------------                                 --------------
CHEMICALS & ALLIED PRODUCTS (continued)
            4,000  ROHTO PHARMACEUTICAL COMPANY LIMITED                                                 $       47,749
           82,088  RPM INTERNATIONAL INCORPORATED                                                            1,773,101
            3,000  SAKAI CHEMICAL INDUSTRY COMPANY LIMITED                                                       9,168
            8,883  SANOFI-AVENTIS SA                                                                           630,209
           17,805  SANOFI-AVENTIS SA ADR                                                                       631,187
            3,200  SANTEN PHARMACEUTICAL COMPANY LIMITED                                                        86,606
            3,000  SANYO CHEMICAL INDUSTRIES LIMITED                                                            14,683
              400  SAWAI PHARMACEUTICAL COMPANY LIMITED                                                         17,650
              120  SCHERING AG                                                                                  18,438
           74,024  SCHERING-PLOUGH CORPORATION                                                               1,436,066
            1,400  SEIKAGAKU CORPORATION                                                                        14,586
           31,654  SENSIENT TECHNOLOGIES CORPORATION                                                           924,613
           16,229  SEPRACOR INCORPORATED+                                                                      298,614
            1,010  SGL CARBON AG+                                                                               60,614
           14,900  SHIN-ETSU CHEMICAL COMPANY LIMITED                                                          828,890
           11,000  SHIONOGI & COMPANY LIMITED                                                                  247,983
           10,492  SHIRE LIMITED                                                                               184,844
              333  SHISEIDO COMPANY LIMITED                                                                      7,886
           44,000  SHOWA DENKO KK                                                                              116,979
            9,866  SIDI KERIR PETROCHEMCIALS COMPANY                                                            30,309
           42,051  SIGMA PHARMACEUTICALS LIMITED                                                                46,679
           17,644  SIGMA-ALDRICH CORPORATION                                                                 1,001,473
          114,000  SINOCHEM HONG KONG HOLDING LIMITED                                                           74,097
           14,771  SMITH & NEPHEW PLC                                                                          177,259
            4,995  SOCIEDAD QUIMICA Y MINERA DE CHILE SA CLASS B                                               191,909
            1,193  SOLVAY SA                                                                                   146,065
              867  STADA ARZNEIMITTEL AG                                                                        47,216
           10,468  STERLITE INDUSTRIES INDIA LIMITED ADR                                                        41,313
              700  SUMIDA ELECTRIC                                                                              13,541
            7,000  SUMITOMO BAKELITE COMPANY LIMITED                                                            36,113
           61,000  SUMITOMO CHEMICAL COMPANY LIMITED                                                           374,303
            1,646  SYMRISE AG                                                                                   28,356
            1,758  SYNGENTA AG                                                                                 471,688
           35,000  TAIWAN FERTILIZER COMPANY LIMITED                                                           107,670
           14,000  TAIYO NIPPON SANSO CORPORATION                                                              124,905
            3,000  TAKASAGO INTERNATIONAL CORPORATION                                                           16,693
           28,600  TAKEDA PHARMACEUTICAL COMPANY LIMITED                                                     1,494,072
            7,000  TANABE SEIYAKU COMPANY LIMITED                                                               98,073
              332  TESSENDERLO CHEMIE NV                                                                        18,358
            7,045  TEVA PHARMACEUTICAL INDUSTRIES LIMITED                                                      333,685
           34,292  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                              1,623,383
          611,100  THAI PETROCHEM                                                                               72,764
            6,700  THE MOSAIC COMPANY                                                                          715,158
           72,700  TITAN CHEMICALS CORPORATION                                                                  22,234
            6,000  TOAGOSEI COMPANY LIMITED                                                                     22,630
            8,000  TOKAI CARBON COMPANY LIMITED                                                                 82,019
            9,000  TOKUYAMA CORPORATION                                                                         60,872
            1,000  TOKYO OHKA KOKYO                                                                             18,126
           22,000  TOSOH CORPORATION                                                                            79,912
            6,000  TOYO INK MANUFACTURING COMPANY LIMITED                                                       19,659
            3,609  TRANSPORTADORA DE GAS DEL SUR SA<<                                                           12,992
            2,000  TSUMURA & COMPANY                                                                            55,749
           13,969  TURK SISE VE CAM FABRIKALARI AS                                                              18,846
           36,000  UBE INDUSTRIES LIMITED JAPAN                                                                128,699
            2,614  UCB SA                                                                                      102,220
          161,000  UNILEVER INDONESIA TBK PT                                                                   126,844

                   96 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  ----------------------------------------------------                                 --------------
CHEMICALS & ALLIED PRODUCTS (continued)
            9,501  UNITED THERAPEUTICS CORPORATION+<<                                                   $    1,008,341
           48,402  USEC INCORPORATED+<<                                                                        278,796
           62,912  VALSPAR CORPORATION                                                                       1,488,498
           21,500  VERTEX PHARMACEUTICALS INCORPORATED+                                                        577,490
            3,441  VICTREX PLC                                                                                  51,014
              259  WACKER CHEMIE AG                                                                             47,589
           25,800  WR GRACE & COMPANY+                                                                         678,282
           46,591  WYETH                                                                                     2,016,458
            8,000  ZEON CORPORATION                                                                             32,163
            9,144  ZEP INCORPORATED                                                                            179,131
            1,000  ZERIA PHARMACEUTICAL COMPANY LIMITED                                                         10,034
                                                                                                           118,598,456
                                                                                                        --------------
COAL MINING: 0.92%
           29,650  ALPHA NATURAL RESOURCES INCORPORATED+                                                     2,938,315
           22,844  ARCH COAL INCORPORATED                                                                    1,239,059
           39,170  BHP BILLITON PLC                                                                          1,219,988
          837,000  BUMI RESOURCES TBK PT                                                                       497,573
           11,086  CENTENNIAL COAL COMPANY LIMITED                                                              53,997
          173,962  CHINA COAL ENERGY COMPANY                                                                   291,236
          172,500  CHINA SHENHUA ENERGY COMPANY LIMITED                                                        589,047
            8,221  CONSOL ENERGY INCORPORATED                                                                  556,644
              621  CUDECO LIMITED+                                                                               1,434
            2,529  FELIX RESOURCES LIMITED                                                                      43,350
            1,770  FORDING CANADIAN COAL TRUST                                                                 157,446
           19,513  FOUNDATION COAL HOLDINGS INCORPORATED                                                     1,154,194
           30,000  FUSHAN INTERNATIONAL ENERGY GROUP LIMITED+                                                   16,267
            2,693  GLOUCESTER COAL LIMITED                                                                      26,873
           32,000  HIDILI INDUSTRY INTERNATIONAL DEVELOPMENT LIMITED                                            37,102
            3,755  KUMBA IRON ORE LIMITED                                                                      122,526
            4,158  MACARTHUR COAL LIMITED                                                                       47,502
            6,099  MINERAL DEPOSIT LIMITED+                                                                      2,693
            4,901  NEYVELI LIGNITE CORPORATION LIMITED                                                          12,589
           33,140  PATRIOT COAL CORPORATION+<<                                                               1,987,074
           12,519  PEABODY ENERGY CORPORATION                                                                  788,071
           17,508  PENN VIRGINIA CORPORATION<<                                                               1,158,679
           89,000  PT ASTRA INTERNATIONAL INCORPORATED                                                         200,426
           36,500  PT TAMBANG BATUBARA BUKIT ASAM TBK                                                           57,405
           23,584  SASOL LIMITED                                                                             1,298,189
            7,118  SINO GOLD MINING LIMITED+                                                                    25,954
           10,000  STRAITS ASIA RESOURCES LIMITED                                                               17,793
            2,322  UK COAL PLC+                                                                                 18,255
            5,002  WHITEHAVEN COAL LIMITED                                                                      15,499
           88,000  YANZHOU COAL MINING COMPANY LIMITED                                                         152,099
                                                                                                            14,727,279
COMMERCIAL SERVICES: 0.00%
                                                                                                        --------------
            4,000  PARK24 COMPANY LIMITED                                                                       20,803
                                                                                                        --------------
COMMUNICATIONS: 4.20%
           53,900  ADVANCED INFO SERVICE PCL THB                                                               141,676
            2,110  AGORA SA                                                                                     26,994
           36,888  ALCATEL SA                                                                                  224,259
            2,211  ALVARION LIMITED+                                                                            14,118
          834,565  AMERICA MOVIL SA DE CV                                                                    2,146,726
           11,397  AMERICA MOVIL SA DE CV CLASS A+                                                              29,205

                   Wells Fargo Advantage Master Portfolios 97


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
COMMUNICATIONS (continued)
           18,538  AMERICAN TOWER CORPORATION CLASS A+                                                  $      766,176
           14,102  ANIXTER INTERNATIONAL INCORPORATED+<<                                                     1,040,869
            9,685  APN NEWS & MEDIA LIMITED                                                                     27,412
            1,753  ARNOLDO MONDADORI EDITORE SPA                                                                 9,594
            1,300  ASATSU-DK INCORPORATED                                                                       33,766
           87,800  ASTRO ALL ASIA NETWORKS PLC                                                                  87,182
          207,205  AT&T INCORPORATED                                                                         6,628,488
           15,840  AUSTAR UNITED COMMUNICATIONS LIMITED+                                                        15,960
           14,200  BCE INCORPORATED+                                                                           538,017
            2,508  BELGACOM SA                                                                                  99,866
              729  BELL ALIANT REGIONAL COMMUNICATIONS INCOME FUND                                              19,100
           44,555  BEZEQ ISRAELI TELECOMMUNICATION CORPORATION LIMITED+                                         79,395
           33,778  BHARTI AIRTEL LIMITED+                                                                      638,727
            3,100  BRASIL TELECOM PARTICIPACOES SA+                                                            101,558
           32,305  BRIGHTPOINT INCORPORATED+                                                                   278,146
           19,725  BRITISH SKY BROADCASTING PLC                                                                167,128
          133,256  BT GROUP PLC                                                                                418,229
           51,297  CABLE & WIRELESS PLC                                                                        165,379
           37,259  CABLEVISION SYSTEMS CORPORATION                                                           1,202,348
          176,500  CARSO GLOBAL TELECOM SA DE CV+                                                              899,429
           21,214  CENTURYTEL INCORPORATED                                                                     819,497
           46,392  CHAMPION TECHNOLOGY HOLDINGS LIMITED                                                          4,844
          154,176  CHARTER COMMUNICATIONS INCORPORATED+<<                                                      161,885
          152,000  CHINA MOBILE LIMITED                                                                      1,725,504
           76,500  CHINA NETCOM GROUP CORPORATION HONG KONG LIMITED                                            180,987
          656,000  CHINA TELECOM CORPORATION LIMITED                                                           333,831
          219,000  CHUNGHWA TELECOM COMPANY LIMITED                                                            542,911
           23,072  CIA DE TELECOMUNICACIONES DE CHILE SA CLASS A                                                32,848
          165,870  CINCINNATI BELL INCORPORATED+<<                                                             646,893
                1  CITADEL BROADCASTING CORPORATION<<                                                                1
              350  CITIC 1616 HOLDINGS LIMITED                                                                      79
              394  COGECO CABLE INCORPORATED+                                                                   16,327
            4,296  COLT TELECOM GROUP SA+                                                                       10,091
           87,509  COMCAST CORPORATION CLASS A                                                               1,853,441
           43,000  COMCAST CORPORATION CLASS A SPECIAL (NON VOTING)                                            909,020
           11,025  COMPAL COMMUNICATIONS INCORPORATED                                                           15,067
              896  CORUS ENTERTAINMENT INCORPORATED CLASS B                                                     16,480
           39,874  CROWN CASTLE INTERNATIONAL CORPORATION+                                                   1,491,288
            7,803  CTC MEDIA INCORPORATED+                                                                     151,378
           11,824  CYBERTAN TECHNOLOGY INCORPORATED                                                             17,114
            3,713  CYFROWY POLSAT SA+                                                                           23,705
           36,622  D-LINK CORPORATION                                                                           44,130
            3,066  DAILY MAIL & GENERAL TRUST CLASS A NV                                                        20,699
            1,000  DAIMEI TELECOM ENGINEERING CORPORATION                                                        7,781
            2,000  DENKI KOGYO COMPANY LIMITED                                                                  11,670
           51,654  DEUTSCHE TELEKOM AG                                                                         855,287
           17,500  DIGI.COM BHD                                                                                118,438
           32,043  DIRECTV GROUP INCORPORATED+                                                                 903,933
           33,673  DISH NETWORK CORPORATION+                                                                   949,915
           11,582  DISH TV INDIA LIMITED+                                                                        9,684
           18,527  ECHOSTAR CORPORATION+                                                                       580,636
            1,150  EGYPTIAN COMPANY FOR MOBILE SERVICES                                                         26,760
            2,200  ELISA OYJ                                                                                    46,930
           29,608  EMBARQ CORPORATION                                                                        1,396,313
            9,059  EMPRESA NACIONAL DE TELECOMUNICACIONES SA                                                   118,372
            1,800  ENIRO AB                                                                                      7,821

                   98 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
COMMUNICATIONS (continued)
           16,874  ENTERCOM COMMUNICATIONS CORPORATION<<                                                $      103,100
           13,493  EQUINIX INCORPORATED+<<                                                                   1,086,187
            1,544  EUTELSAT COMMUNICATIONS+                                                                     42,802
           76,343  EXTREME NETWORKS+                                                                           267,201
           43,981  FAIRFAX MEDIA LIMITED                                                                       105,758
            1,757  FAIRPOINT COMMUNICATIONS INCORPORATED<<                                                      15,553
           93,723  FAR EASTONE TELECOMMUNICATIONS COMPANY LIMITED                                              136,295
           25,257  FOUNDRY NETWORKS INCORPORATED+                                                              464,476
           22,053  FRANCE TELECOM SA                                                                           650,232
           11,057  FRANCE TELECOM SA ADR                                                                       325,297
              970  GLOBE TELECOM INCORPORATED                                                                   23,124
          123,902  GRUPO TELEVISA SA                                                                           573,556
            5,840  HELLENIC TELECOMMUNICATIONS ORGANIZATION SA                                                 124,828
            2,000  HITACHI KOKUSAI ELECTRIC INCORPORATED                                                        13,801
            8,346  HURRIYET GAZETECILIK VE MATBAACILIK AS                                                       11,724
           18,850  IAC INTERACTIVECORP+                                                                        312,902
           50,926  IDEA CELLULAR LIMITED+                                                                       94,874
           27,700  IDT CORPORATION+<<                                                                           42,935
            4,997  INDEPENDENT NEWS & MEDIA PLC                                                                 10,854
            6,770  INMARSAT PLC                                                                                 63,018
           47,251  ITV PLC                                                                                      38,430
           21,381  J2 GLOBAL COMMUNICATIONS INCORPORATED+<<                                                    527,469
            4,000  JAPAN RADIO COMPANY LIMITED+                                                                  9,118
               46  JUPITER TELECOMMUNICATIONS COMPANY LIMITED                                                   34,916
              106  KDDI CORPORATION                                                                            617,260
            3,000  KEPPEL TELECOMMUNICATIONS & TRANSPORTATION LIMITED                                           11,171
           19,114  KINGSTON COMMUNICATIONS (HULL) PLC                                                           13,604
            5,139  KT CORPORATION                                                                              210,724
            3,740  KT FREETEL COMPANY LIMITED                                                                   98,128
            1,998  LAGARDERE SCA                                                                               111,532
            7,713  LEAP WIRELESS INTERNATIONAL INCORPORATED+<<                                                 344,463
            7,535  LIBERTY GLOBAL INCORPORATED+                                                                250,313
            7,710  LIBERTY GLOBAL INCORPORATED SERIES A+                                                       271,238
           26,331  LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES
                      A+                                                                                       357,838
              777  M6 METROPOLE TELEVISION                                                                      17,302
           19,843  MAGYAR TELEKOM PLC                                                                          101,725
            8,074  MAHANAGAR TELEPHONE NIGAM LIMITED                                                            18,070
            1,079  MANITOBA TELECOM SERVICES INCORPORATED                                                       42,375
           20,000  MATSUNICHI COMMUNICATION HOLDINGS LIMITED                                                    14,351
           10,697  MEDIASET SPA                                                                                 77,664
           21,400  MOBILONE LIMITED                                                                             28,852
              580  MOBISTAR SA                                                                                  42,941
            5,673  MPHASIS LIMITED                                                                              31,042
           70,261  MTN GROUP LIMITED                                                                         1,080,230
           11,178  NEUSTAR INCORPORATED CLASS A+                                                               268,384
            2,686  NICE SYSTEMS LIMITED+                                                                        81,965
           27,947  NII HOLDINGS INCORPORATED+                                                                1,467,776
              166  NIPPON TELEGRAPH & TELEPHONE CORPORATION                                                    816,079
            5,940  NORTEL NETWORKS CORPORATION+                                                                 35,915
              298  NTT DOCOMO INCORPORATED                                                                     469,653
           30,114  NTT DOCOMO INCORPORATED ADR<<                                                               471,284
           25,402  ORASCOM TELECOM HOLDING SAE                                                                 259,412
            3,554  PARTNER COMMUNICATIONS                                                                       76,867
          136,000  PCCW LIMITED                                                                                 85,090
            3,370  PHILIPPINE LONG DISTANCE TELEPHONE COMPANY                                                  198,060
           11,676  PORTUGAL TELECOM SGPS SA                                                                    121,988

                   Wells Fargo Advantage Master Portfolios 99


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
COMMUNICATIONS (continued)
           25,190  POWER GRID CORPORATION OF INDIA LIMITED                                              $       52,871
              786  PROSIEBENSAT.1 MEDIA AG                                                                       8,024
          109,000  PT INDONESIAN SATELLITE CORPORATION TBK                                                      71,946
            2,716  PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES
                   E MULTIMEDIA SGPS SA                                                                         21,342
            2,081  PUBLICIS GROUPE                                                                              69,748
              249  RAKUTEN INCORPORATED                                                                        138,690
           15,580  RCN CORPORATION+<<                                                                          215,939
           10,887  REED ELSEVIER NV                                                                            182,032
           20,458  REED ELSEVIER PLC                                                                           233,816
           32,828  RELIANCE COMMUNICATIONS LIMITED++                                                           295,291
           23,396  RELIANCE INDUSTRIES LIMITED++                                                             2,253,035
           26,855  RENTOKIL INITIAL PLC                                                                         35,506
            8,400  ROGERS COMMUNICATIONS INCORPORATED                                                          304,419
           30,284  ROYAL KPN NV                                                                                513,832
              543  RTL GROUP                                                                                    50,920
          379,400  SAMART CORPORATION PCL                                                                       74,794
           16,135  SAVVIS INCORPORATED+<<                                                                      256,224
           42,546  SBA COMMUNICATIONS CORPORATION+<<                                                         1,486,132
           51,873  SEAT PAGINE GIALLE SPA                                                                        7,884
            5,891  SES FDR                                                                                     142,174
            6,200  SHAW COMMUNICATIONS INCORPORATED CLASS B                                                    133,716
          188,600  SHIN SATELLITE PCL+                                                                          29,193
           33,937  SINCLAIR BROADCAST GROUP INCORPORATED                                                       240,613
          244,100  SINGAPORE TELECOMMUNICATIONS LIMITED                                                        602,455
            1,760  SK TELECOM COMPANY LIMITED                                                                  324,269
            4,812  SKY NETWORK TELEVISION LIMITED                                                               16,304
               33  SKY PERFECT JSAT HOLDINGS INCORPORATED                                                       12,440
            1,941  SOCIETE TELEVISION FRANCAISE 1                                                               33,724
           96,927  SPRINT NEXTEL CORPORATION+                                                                  845,203
           19,000  STARHUB LIMITED                                                                              36,128
              371  SWISSCOM AG                                                                                 118,881
          145,448  TAIWAN MOBILE COMPANY LIMITED                                                               260,036
            2,337  TATA COMMUNICATIONS LIMITED                                                                  21,824
           26,492  TATA TELESERVICES MAHARASHTRA LIMITED+                                                       15,801
              447  TDC AS                                                                                       24,648
            4,654  TELE NORTE LESTE PARTICIPACOES SA                                                           115,522
            5,189  TELE2 AB                                                                                     79,813
            2,951  TELECOM ARGENTINA SA ADR                                                                     39,248
           66,271  TELECOM CORPORATION OF NEW ZEALAND LIMITED                                                  151,683
           12,733  TELECOM EGYPT                                                                                39,205
           97,374  TELECOM ITALIA RNC SPA                                                                      123,420
          177,566  TELECOM ITALIA SPA                                                                          285,590
           60,000  TELECOM MALAYSIA BHD                                                                         63,037
            3,803  TELECOMUNICACOES DE SAO PAULO SA                                                            108,724
            1,200  TELEFONAKTIEBOLAGET LM ERICSSON                                                              13,520
           49,778  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B                                                     568,229
           39,044  TELEFONICA DEL PERU SAA+                                                                     39,950
           72,583  TELEFONICA SA                                                                             1,793,419
          309,736  TELEFONOS DE MEXICO SA DE CV                                                                379,837
            5,281  TELEKOM AUSTRIA AG                                                                          113,513
           32,978  TELEKOMUNIKACJA POLSKA SA+                                                                  330,873
            1,178  TELEMAR NORTE LESTE SA                                                                       61,278
              678  TELENET GROUP HOLDING NV+                                                                    15,443
           12,400  TELENOR ASA                                                                                 194,889
            8,493  TELEPHONE & DATA SYSTEMS INCORPORATED                                                       326,131

                   100 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
COMMUNICATIONS (continued)
           36,651  TELIASONERA AB                                                                       $      255,419
            9,578  TELKOM SOUTH AFRICA LIMITED                                                                 173,158
          133,703  TELSTRA CORPORATION LIMITED                                                                 496,317
            3,543  TELUS CORPORATION                                                                           142,314
            2,400  TELUS CORPORATION (NON-VOTING)                                                               94,911
           30,000  TENCENT HOLDINGS LIMITED                                                                    254,590
           26,600  TIM PARTICIPACOES SA                                                                         59,238
            5,886  TISCALI SPA+                                                                                 13,103
           60,000  TM INTERNATIONAL SDN BHD+                                                                   110,505
            2,200  TOKYO BROADCASTING SYSTEM INCORPORATED                                                       36,040
            2,973  TRINITY MIRROR PLC                                                                            5,808
          262,500  TRUE CORPORATION PCL+                                                                        21,466
          270,800  TT&T PCL+                                                                                     5,773
           28,738  TURKCELL ILETISIM HIZMETLERI AS                                                             190,116
              300  TV TOKYO CORPORATION                                                                         11,285
           21,369  TW TELECOM INCORPORATED+<<                                                                  327,800
            4,035  UNITED BUSINESS MEDIA LIMITED                                                                43,614
            1,385  UNITED INTERNET AG                                                                           20,156
            2,282  UNITED STATES CELLULAR CORPORATION+                                                         119,349
           99,724  VERIZON COMMUNICATIONS INCORPORATED                                                       3,502,307
              341  VIACOM INCORPORATED+                                                                         10,097
           20,215  VIVENDI SA                                                                                  780,966
           23,800  VIVO PARTICIPACOES SA                                                                       124,110
          543,726  VODAFONE GROUP PLC                                                                        1,389,519
           39,382  VODAFONE GROUP PLC ADR                                                                    1,006,210
            4,000  VTECH HOLDINGS LIMITED                                                                       23,867
           92,623  WINDSTREAM CORPORATION                                                                    1,150,378
           11,533  YELL GROUP PLC                                                                               22,605
            9,447  ZINWELL CORPORATION+                                                                         17,790
           18,360  ZYXEL COMMUNICATIONS CORPORATION                                                             14,970
                                                                                                            67,420,012
                                                                                                        --------------
COMPUTER TECHNOLOGIES: 0.04%
           21,618  METAVANTE TECHNOLOGIES INCORPORATED+                                                        511,050
              521  UBISOFT ENTERTAINMENT+                                                                       48,599
                                                                                                               559,649
                                                                                                        --------------
COMPUTERS & OFFICE EQUIPMENT: 0.01%
           14,214  AGILYSYS INCORPORATED                                                                       184,924
          243,600  CALCOMP ELECTRONICS PCL THB                                                                  29,739
                                                                                                               214,663
                                                                                                        --------------
CONSTRUCTION: 0.00%
              489  BUDIMEX SA+                                                                                  18,586
                                                                                                        --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.20%
            1,497  BOSKALIS WESTMINSTER                                                                         88,421
           10,478  CHEMED CORPORATION                                                                          458,308
           28,257  EMCOR GROUP INCORPORATED+                                                                   962,716
              155  FLUGHAFEN WIEN AG                                                                            12,572
          142,000  HKC HOLDINGS LIMITED                                                                         23,844
           17,386  INSITUFORM TECHNOLOGY INCORPORATED+<<                                                       319,207
            5,899  IVRCL INFRASTRUCTURES & PROJECTS LIMITED                                                     40,703
               11  KOBENHAVNS LUFTHAVNE                                                                          3,530
            3,769  ORASCOM CONSTRUCTION INDUSTRIES                                                             237,773

                   Wells Fargo Advantage Master Portfolios 101


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS (CONTINUED)
           27,300  QUANTA SERVICES INCORPORATED+                                                       $       871,962
           63,108  STEINHOFF INTERNATIONAL HOLDINGS LIMITED                                                    150,899
            1,110  WELLSTREAM HOLDINGS PLC                                                                      25,224
                                                                                                             3,195,159
                                                                                                        --------------
CONSUMER SERVICES: 0.03%
            1,040  HAKUHODO DY HOLDINGS INCORPORATED                                                            53,006
            4,382  LVMH MOET HENNESSY LOUIS VUITTON SA                                                         465,360
                                                                                                               518,366
                                                                                                        --------------
DEPOSITORY INSTITUTIONS: 8.07%
           14,000  77 BANK LIMITED                                                                              79,899
           28,302  ABSA GROUP LIMITED                                                                          399,560
           27,900  AFFIN HOLDINGS BHD                                                                           15,150
           33,916  AFRICAN BANK INVESTMENTS LIMITED                                                            122,002
            3,420  AGRICULTURAL BANK OF GREECE                                                                  11,863
           53,373  AKBANK TAS                                                                                  273,852
            7,938  ALLAHABAD BANK                                                                               11,223
            5,637  ALLIANCE & LEICESTER PLC                                                                     33,429
           16,090  ALLIED IRISH BANKS PLC                                                                      202,774
            6,430  ALPHA BANK AE                                                                               163,617
           14,470  AMCORE FINANCIAL INCORPORATED                                                               127,192
           87,300  AMMB HOLDINGS BHD                                                                            78,309
           12,830  ANCHOR BANCORP WISCONSIN INCORPORATED<<                                                      98,534
           10,732  ANDHRA BANK                                                                                  13,585
           11,483  ANGLO IRISH BANK CORPORATION PLC                                                             99,469
           14,000  AOZORA BANK LIMITED                                                                          27,283
           23,123  ASSOCIATED BANC-CORP<<                                                                      404,653
           17,337  ASTORIA FINANCIAL CORPORATION                                                               378,813
           30,351  ASYA KATILIM BANKASI AS+                                                                     65,893
           70,049  AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED                                               986,405
           10,168  AXIS BANK LIMITED                                                                           165,494
           10,613  BANCA CARIGE SPA                                                                             35,440
           55,229  BANCA MONTE DEI PASCHI DI SIENA SPA                                                         145,075
            1,746  BANCA PICCOLO CREDITO VALTELLINESE SCARL                                                     17,261
            6,183  BANCA POPOLARE DI MILANO SCARL                                                               61,579
           52,376  BANCO BILBAO VIZCAYA ARGENTARIA SA                                                          883,784
            9,665  BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                                      162,662
            4,656  BANCO BPI SA                                                                                 15,646
           20,566  BANCO BRADESCO SA                                                                           334,599
           66,015  BANCO COMERCIAL PORTUGUES SA                                                                114,053
        1,001,489  BANCO DE CHILE                                                                               73,244
            1,619  BANCO DE CREDITO DEL PERU                                                                     4,992
            4,433  BANCO DE CREDITO E INVERSIONES                                                              126,225
           33,466  BANCO DE ORO+                                                                                30,003
            9,008  BANCO DE SABADE                                                                              70,136
            6,804  BANCO DE VALENCIA SA(a)                                                                      77,863
           31,968  BANCO DO BRASIL SA                                                                          465,399
            1,017  BANCO ESPANOL DE CREDITO SA                                                                  13,898
            3,640  BANCO ESPIRITO SANTO SA                                                                      47,033
            1,141  BANCO GUIPUZCOANO SA                                                                         12,713
            9,933  BANCO ITAU HOLDING FINANCEIRA SA                                                            166,963
            2,243  BANCO MACRO SA                                                                               44,950
            1,704  BANCO PASTOR SA                                                                              16,500
           10,595  BANCO POPOLARE SPA+                                                                         201,820

                   102 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
DEPOSITORY INSTITUTIONS (continued)
           12,089  BANCO POPULAR ESPANOL SA                                                             $      127,750
            9,388  BANCO SABADELL SA                                                                           461,109
           80,772  BANCO SANTANDER CENTRAL HISPANO SA                                                        1,373,074
           27,707  BANCO SANTANDER CENTRAL HISPANO SA ADR                                                      470,465
        4,041,047  BANCO SANTANDER CHILE SA                                                                    170,863
           51,523  BANCORPSOUTH INCORPORATED<<                                                               1,186,059
           18,000  BANGKOK BANK PCL (NON VOTING DEPOSITORY
                   RECEIPT)                                                                                     61,048
          565,000  BANK CENTRAL ASIA TBK PT                                                                    194,248
            1,486  BANK HANDLOWY W WARSZAWIE SA                                                                 41,266
           43,193  BANK LEUMI LE-ISRAEL                                                                        178,145
          287,000  BANK MANDIRI PERSERO TBK PT                                                                  87,745
           13,321  BANK MILLENNIUM SA                                                                           40,484
          210,000  BANK NIAGA                                                                                   20,231
          173,010  BANK OF AMERICA CORPORATION                                                               5,387,531
           65,500  BANK OF AYUDHYA PCL                                                                          38,908
            7,611  BANK OF BARODA                                                                               48,618
        1,580,000  BANK OF CHINA LIMITED                                                                       679,165
           56,181  BANK OF EAST ASIA LIMITED                                                                   222,081
              236  BANK OF GREECE                                                                               21,721
            6,796  BANK OF INDIA                                                                                41,109
           18,414  BANK OF IRELAND                                                                             147,608
           15,000  BANK OF KYOTO LIMITED                                                                       156,442
            8,700  BANK OF MONTREAL                                                                            381,250
           39,443  BANK OF NEW YORK MELLON CORPORATION                                                       1,365,122
           17,300  BANK OF NOVA SCOTIA                                                                         799,176
            7,491  BANK OF QUEENSLAND LIMITED                                                                  101,262
           49,200  BANK OF THE PHILIPPINE ISLANDS                                                               49,380
            1,400  BANK OF THE RYUKYUS LIMITED+                                                                 11,185
           52,000  BANK OF YOKOHAMA LIMITED                                                                    278,534
            5,042  BANK PEKAO SA                                                                               400,586
              309  BANK PRZEMYSLOWO HANDLOWY PBK                                                                 9,866
          225,000  BANK RAKYAT INDONESIA                                                                       142,366
              400  BANK SARASIN & CIE AG                                                                        17,238
            1,007  BANK ZACHODNI WBK SA                                                                         77,505
            5,808  BANKINTER SA                                                                                 61,675
               42  BANQUE CANTONALE VAUDOISE WAADTLAENDER
                   KANTONALBANK                                                                                 12,712
                3  BANQUE NATIONALE DE BELGIQUE                                                                 13,195
          138,428  BARCLAYS PLC                                                                                885,787
           18,586  BB&T CORPORATION<<                                                                          557,580
            5,903  BBVA BANCO FRANCES SA+                                                                       34,001
            7,122  BENDIGO BANK LIMITED                                                                         70,093
           15,636  BNP PARIBAS ADR                                                                             707,640
            7,149  BNP PARIBAS SA                                                                              641,302
          124,500  BOC HONG KONG HOLDINGS LIMITED                                                              276,858
            4,203  BOK FINANCIAL CORPORATION                                                                   183,083
            1,396  BRE BANK SA+                                                                                217,079
           99,500  BUMIPUTRA COMMERCE HOLDINGS BHD                                                             243,487
            6,200  CANADIAN IMPERIAL BANK OF COMMERCE                                                          374,698
              739  CANADIAN WESTERN BANK                                                                        16,634
            5,024  CANARA BANK                                                                                  24,366
           33,424  CATHAY GENERAL BANCORP<<                                                                    647,089
            5,000  CENTRAL FINANCE COMPANY LIMITED                                                              10,493
          189,000  CHANG HWA COMMERCIAL BANK                                                                   111,838
           31,000  CHIBA BANK LIMITED                                                                          169,876
            7,202  CHINA BANKING CORPORATION                                                                    86,745
          288,000  CHINA CITIC BANK                                                                            165,082

                   Wells Fargo Advantage Master Portfolios 103


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
DEPOSITORY INSTITUTIONS (continued)
          496,162  CHINA DEVELOPMENT FINANCIAL HOLDING CORPORATION                                     $      156,378
           24,000  CHINA EVERBRIGHT LIMITED+                                                                   43,088
          134,800  CHINA MERCHANTS BANK COMPANY LIMITED                                                       449,478
            5,000  CHUKYO BANK LIMITED THE+                                                                    13,813
          191,200  CITIGROUP INCORPORATED                                                                   3,630,888
           46,249  CITIZENS REPUBLIC BANCORP INCORPORATED+<<                                                  169,734
            7,732  CITY NATIONAL CORPORATION                                                                  382,657
          136,610  COLONIAL BANCGROUP INCORPORATED<<                                                          863,375
           30,298  COMERICA INCORPORATED                                                                      851,071
           13,180  COMMERCE BANCSHARES INCORPORATED                                                           593,102
           11,816  COMMERCIAL INTERNATIONAL BANK                                                              102,059
           10,540  COMMERZBANK AG                                                                             308,738
           48,013  COMMONWEALTH BANK OF AUSTRALIA                                                           1,727,947
           51,100  COSMOS BANK TAIWAN(a)                                                                        2,625
           17,616  CREDIT AGRICOLE SA                                                                         373,472
            1,169  CREDITO EMILIANO SPA                                                                        10,971
           11,348  CULLEN FROST BANKERS INCORPORATED                                                          631,857
            5,070  DAEGU BANK                                                                                  56,206
            8,000  DAH SING BANKING GROUP LIMITED                                                              11,198
            2,831  DAH SING FINANCIAL HOLDINGS LIMITED                                                         17,347
            7,340  DANSKE BANK                                                                                206,545
           39,000  DBS GROUP HOLDINGS LIMITED                                                                 493,135
            9,255  DEUTSCHE BANK AG                                                                           785,997
            1,633  DEUTSCHE POSTBANK AG                                                                       106,524
           10,135  DEXIA                                                                                      143,232
           19,709  DIME COMMUNITY BANCSHARES                                                                  323,622
           13,800  DNB NOR ASA                                                                                159,991
          151,840  E.SUN FINANCIAL HOLDING COMPANY LIMITED                                                     58,486
            5,440  EFG EUROBANK ERGASIAS SA                                                                   109,434
           12,923  EGYPTIAN FINANCIAL GROUP-HERMES HOLDING                                                    113,306
              640  EMPORIKI BANK OF GREECE SA+                                                                 12,442
            5,140  ENERGY SAVINGS ESCROW SHARES+(a)                                                                 0
          143,000  ENTIE COMMERCIAL BANK+(a)                                                                   23,351
           16,500  EON CAPITAL BHD                                                                             21,419
            3,503  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG                                             209,340
           87,000  FAR EASTERN INTERNATIONAL BANK                                                              22,062
           16,000  FERROCHINA LIMITED                                                                          10,170
           15,729  FIFTH THIRD BANCORP<<                                                                      248,204
           49,460  FIRST BANCORP (PUERTO RICO)<<                                                              467,397
          123,940  FIRST HORIZON NATIONAL CORPORATION+<<                                                    1,391,846
           32,886  FIRST MIDWEST BANCORP INCORPORATED<<                                                       735,989
           74,183  FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                               1,109,778
            9,114  FIRSTFED FINANCIAL CORPORATION+                                                            143,090
           49,910  FIRSTMERIT CORPORATION                                                                   1,010,178
          216,714  FIRSTRAND LIMITED                                                                          461,492
           58,081  FNB CORPORATION PA                                                                         678,967
           48,791  FORTIS+                                                                                    541,789
           31,807  FRONTIER FINANCIAL CORPORATION<<                                                           354,648
          240,000  FUBON FINANCIAL HOLDING COMPANY LIMITED                                                    202,137
           30,000  FUKUOKA FINANCIAL GROUP INCORPORATED                                                       105,526
          115,217  FULTON FINANCIAL CORPORATION<<                                                           1,228,213
           14,429  GETIN HOLDING SA+                                                                           61,469
              813  GREEK POSTAL SAVINGS BANK                                                                   10,917
           79,679  GRUPO SECURITY SA                                                                           24,863
           18,000  GUNMA BANK LIMITED                                                                         101,323
           10,004  HANA FINANCIAL GROUP INCORPORATED                                                          354,396

                   104 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
DEPOSITORY INSTITUTIONS (continued)
           25,000  HANG SENG BANK LIMITED                                                               $      493,082
           68,394  HBOS PLC                                                                                    391,485
           23,312  HBOS PLC ADR<<                                                                              134,256
            2,182  HDFC BANK LIMITED                                                                            63,023
            4,397  HDFC BANK LIMITED ADR<<                                                                     397,885
            5,000  HIGASHI-NIPPON BANK LIMITED                                                                  16,103
           49,000  HOKUHOKU FINANCIAL GROUP INCORPORATED                                                       117,144
              479  HOME CAPITAL GROUP INCORPORATED                                                              15,586
           66,300  HONG LEONG BANK BHD                                                                         112,004
            6,000  HONG LEONG SINGAPORE FINANCE LIMITED                                                         13,851
           68,900  HONG LOENG FINANCIAL GROUP BHD                                                               98,381
          209,415  HSBC HOLDINGS PLC                                                                         3,295,096
          195,840  HUA NAN FINANCIAL HOLDINGS COMPANY LIMITED                                                  145,537
           96,303  HUDSON CITY BANCORP INCORPORATED                                                          1,775,827
           73,996  HUNTINGTON BANCSHARES INCORPORATED<<                                                        541,651
            2,090  HYPO REAL ESTATE HOLDING AG                                                                  50,868
            3,660  ICICI BANK LIMITED                                                                           55,723
           17,440  ICICI BANK LIMITED ADR                                                                      540,989
            3,899  INDIAN BANK                                                                                  11,118
            9,647  INDIAN OVERSEAS BANK                                                                         19,528
        3,486,103  INDUSTRIAL & COMMERCIAL BANK OF CHINA
                   CLASS H                                                                                   2,386,980
            5,970  INDUSTRIAL BANK OF KOREA                                                                     84,793
              152  ING BANK SLASKI SA                                                                           32,789
           33,069  INTERNATIONAL BANCSHARES CORPORATION<<                                                      854,503
          152,594  INTESA SANPAOLO                                                                             819,103
           20,149  INTESA SANPAOLO RNC                                                                          97,512
           18,129  ISRAEL DISCOUNT BANK LIMITED+                                                                29,793
            5,000  JACCS COMPANY LIMITED                                                                        12,191
            7,532  JARDINE STRATEGIC HOLDINGS LIMITED                                                          119,156
           27,000  JOYO BANK LIMITED                                                                           124,310
          121,277  JPMORGAN CHASE & COMPANY                                                                  4,667,952
            3,344  JULIUS BAER HOLDING AG                                                                      203,500
            6,000  KANSAI URBAN BANKING CORPORATION                                                              8,213
           27,000  KASIKORNBANK PCL THB                                                                         56,312
            2,822  KBC GROEP NV                                                                                268,113
           92,650  KEYCORP                                                                                   1,112,723
            6,000  KIATNAKIN FINANCE                                                                             3,329
           26,000  KIYO HOLDINGS                                                                                40,351
            6,200  KOREA EXCHANGE BANK                                                                          77,649
            1,740  KOREA INVESTMENT HOLDINGS COMPANY LIMITED                                                    56,949
            8,334  KOTAK MAHINDRA BANK LIMITED                                                                 113,802
            1,838  KREDYT BANK SA                                                                               11,309
          127,400  KRUNG THAI BANK PCL                                                                          26,976
              377  LAURENTIAN BANK OF CANADA+                                                                   14,273
              178  LIECHTENSTEIN LANDESBANK                                                                     12,779
           93,576  LLOYDS TSB GROUP PLC                                                                        516,442
           15,714  M&T BANK CORPORATION<<                                                                    1,121,037
            9,929  MACQUARIE GROUP LIMITED                                                                     368,183
           97,125  MALAYAN BANKING BHD                                                                         223,805
          134,800  MALAYSIAN PLANTATIONS BHD                                                                   107,313
           48,302  MARSHALL & ILSLEY CORPORATION+                                                              743,851
            8,588  MEDIOBANCA SPA                                                                              122,335
          371,000  MEGA FINANCIAL HOLDING COMPANY LIMITED                                                      233,285
          396,470  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED                                               3,013,593
           41,000  MITSUI TRUST HOLDINGS INCORPORATED                                                          226,041
            5,000  MIYAZAKI BANK LIMITED                                                                        12,808

                   Wells Fargo Advantage Master Portfolios 105


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
DEPOSITORY INSTITUTIONS (continued)
              422  MIZUHO FINANCIAL GROUP INCORPORATED                                                  $    1,796,415
           54,000  MIZUHO TRUST & BANKING COMPANY LIMITED                                                       77,761
           59,826  NATIONAL AUSTRALIA BANK LIMITED                                                           1,241,398
            2,600  NATIONAL BANK OF CANADA                                                                     122,483
            3,333  NATIONAL BANK OF GREECE SA                                                                  146,931
           24,348  NATIONAL BANK OF GREECE SA ADR                                                              214,506
          127,773  NATIONAL CITY CORPORATION<<                                                                 643,976
            8,355  NATIXIS                                                                                      70,187
           10,227  NEDBANK GROUP LIMITED                                                                       138,148
           68,759  NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                 1,133,836
           67,760  NEWALLIANCE BANCSHARES INCORPORATED                                                         928,990
            1,100  NIS GROUP COMPANY LIMITED                                                                     1,344
           28,000  NISHI-NIPPON CITY BANK LIMITED                                                               73,147
           30,290  NORDEA BANK AB                                                                              402,346
            4,039  NORTHERN ROCK PLC(a)                                                                          6,626
            1,400  OKO BANK                                                                                     22,594
           44,938  OLD NATIONAL BANCORP<<                                                                      783,269
           14,000  ORIENT CORPORATION                                                                           20,080
            4,403  ORIENTAL BANK OF COMMERCE                                                                    16,427
           12,788  OTP BANK NYRT+                                                                              573,520
           86,000  OVERSEA-CHINESE BANKING CORPORATION LIMITED                                                 487,344
           31,560  PACIFIC CAPITAL BANCORP<<                                                                   464,248
           16,869  PACWEST BANCORP                                                                             382,589
            4,960  PARK NATIONAL CORPORATION<<                                                                 304,048
           33,100  PHATRA SECURITIES PCL                                                                        26,343
            5,110  PIRAEUS BANK SA                                                                             137,729
           23,973  PKO BANK POLSKI SA                                                                          515,335
           11,991  PNC FINANCIAL SERVICES GROUP<<                                                              862,752
           49,495  POPULAR INCORPORATED<<                                                                      403,384
           29,378  PROSPERITY BANCSHARES INCORPORATED<<                                                        939,215
           18,969  PROVIDENT BANKSHARES CORPORATION<<                                                          146,820
           37,927  PROVIDENT FINANCIAL SERVICES INCORPORATED                                                   578,387
           69,581  PT BANK DANAMON INDONESIA TBK                                                                40,693
          821,500  PT BANK INTERNASIONAL INDONESIA TBK                                                          41,299
          264,000  PT BANK PAN INDONESIA TBK                                                                    26,586
           84,300  PUBLIC BANK BHD                                                                             252,671
            6,035  PUNJAB NATIONAL BANK LIMITED                                                                 65,389
            6,120  PUSAN BANK                                                                                   68,060
            1,008  RAIFFEISEN INTERNATIONAL BANK HOLDINGS                                                      110,187
           23,430  REGIONS FINANCIAL CORPORATION<<                                                             217,196
              210  RESONA HOLDINGS INCORPORATED                                                                244,422
           73,600  RHB CAPITAL BHD                                                                              90,246
           48,041  RMB HOLDINGS LIMITED                                                                        163,012
           22,900  ROYAL BANK OF CANADA                                                                      1,051,399
          280,199  ROYAL BANK OF SCOTLAND GROUP PLC                                                          1,191,709
               10  SAPPORO HOLDINGS                                                                             53,823
            3,823  SBERBANK                                                                                    900,317
            1,689  SCOTIABANK PERU SA+                                                                          54,947
           18,346  SEKERBANK TAS                                                                                34,769
           10,000  SENSHU BANK LIMITED                                                                          18,188
            8,750  SESA GOA LIMITED+                                                                            31,567
               24  SEVEN BANK LIMITED                                                                           60,975
            8,000  SHIGA BANK                                                                                   52,557
              300  SHIMIZU BANK LIMITED THE                                                                     11,457
          246,876  SHIN KONG FINANCIAL HOLDING COMPANY LIMITED                                                 135,635
           43,000  SHINSEI BANK LIMITED                                                                        146,215

                   106 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
DEPOSITORY INSTITUTIONS (continued)
           27,000  SHIZUOKA BANK LIMITED                                                                $      270,524
          107,800  SIAM CITY BANK PCL                                                                           41,873
           21,500  SIAM COMMERCIAL BANK PCL                                                                     47,094
          334,000  SINOPAC FINANCIAL HOLDINGS COMPANY LIMITED                                                  116,324
            8,150  SKANDINAVISKA ENSKILDA BANKEN AB CLASS A                                                    145,737
            1,713  SNS REAAL                                                                                    28,465
          490,509  SOCIEDAD MATRIZ BANCO DE CHILE CLASS B                                                       51,667
            5,778  SOCIETE GENERALE                                                                            557,360
           19,202  SOCIETE GENERALE ADR                                                                        373,732
           49,354  SOUTH FINANCIAL GROUP INCORPORATED<<                                                        335,607
           97,734  SOVEREIGN BANCORP INCORPORATED+                                                             944,113
           20,110  ST. GEORGE BANK LIMITED                                                                     518,622
           56,506  STANDARD BANK GROUP LIMITED                                                                 659,245
           24,639  STANDARD CHARTERED PLC                                                                      666,330
            6,577  STATE BANK OF INDIA LIMITED++                                                               348,227
           49,681  STERLING BANCSHARES INCORPORATED (TEXAS)                                                    488,861
           31,158  STERLING FINANCIAL CORPORATION<<                                                            317,500
              282  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED                                              1,707,218
           61,000  SUMITOMO TRUST & BANKING COMPANY LIMITED                                                    364,124
           35,048  SUNCORP-METWAY LIMITED                                                                      340,280
           11,790  SUNTRUST BANKS INCORPORATED                                                                 493,883
            9,000  SURUGA BANK LIMITED                                                                          96,433
           57,034  SUSQUEHANNA BANCSHARES INCORPORATED<<                                                       911,403
           14,625  SVB FINANCIAL GROUP+<<                                                                      819,731
            7,800  SVENSKA HANDELSBANKEN                                                                       187,681
            6,800  SWEDBANK AB                                                                                 119,495
            1,010  SYDBANK AG                                                                                   32,909
            7,938  SYNDICATE BANK                                                                               10,596
           16,000  SYNEAR FOOD HOLDINGS LIMITED                                                                  4,338
           55,317  SYNOVUS FINANCIAL CORPORATION<<                                                             508,916
           91,000  TA CHONG BANK LIMITED                                                                        23,636
          258,000  TAISHIN FINANCIAL HOLDINGS COMPANY LIMITED                                                   79,181
           78,000  TAIWAN BUSINESS BANK+                                                                        24,586
           24,222  TCF FINANCIAL CORPORATION<<                                                                 381,497
           15,516  THANACHART CAPITAL PCL                                                                        5,166
              400  THE AICHI BANK LIMITED                                                                       27,541
            5,000  THE AKITA BANK LIMITED                                                                       19,254
            5,000  THE AOMORI BANK LIMITED                                                                      19,173
            8,000  THE AWA BANK LIMITED                                                                         42,311
              600  THE BANK OF IKEDA LIMITED                                                                    20,672
              700  THE BANK OF IWATE LIMITED                                                                    39,586
            7,000  THE BANK OF NAGOYA LIMITED                                                                   38,105
              600  THE BANK OF OKINAWA LIMITED                                                                  21,062
            6,000  THE BANK OF SAGA LIMITED                                                                     17,274
            1,400  THE CHIBA KOGYO BANK LIMITED+                                                                16,832
            8,000  THE CHUGOKU BANK LIMITED                                                                    104,600
            5,000  THE DAISAN BANK LIMITED                                                                      16,779
           12,000  THE DAISHI BANK LIMITED                                                                      47,800
            5,000  THE EHIME BANK LIMITED                                                                       14,594
            6,000  THE EIGHTEENTH BANK LIMITED                                                                  15,879
            7,000  THE FUKUI BANK LIMITED                                                                       21,956
           23,000  THE HACHIJUNI BANK LIMITED                                                                  133,383
           14,000  THE HIGO BANK LIMITED                                                                        80,856
           22,000  THE HIROSHIMA BANK LIMITED                                                                   82,379
           11,000  THE HOKKOKU BANK LIMITED                                                                     40,347

                   Wells Fargo Advantage Master Portfolios 107


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
DEPOSITORY INSTITUTIONS (continued)
            8,000  THE HOKUETSU BANK LIMITED                                                            $       17,196
            8,000  THE HYAKUGO BANK LIMITED                                                                     45,084
           14,000  THE HYAKUJUSHI BANK LIMITED                                                                  73,933
           11,000  THE IYO BANK LIMITED                                                                        116,728
           11,000  THE JUROKU BANK LIMITED                                                                      45,576
            3,000  THE KAGAWA BANK LIMITED                                                                      15,555
            7,000  THE KAGOSHIMA BANK LIMITED                                                                   46,332
           10,000  THE KEIYO BANK LIMITED                                                                       46,724
            5,000  THE MICHINOKU BANK LIMITED                                                                   12,083
            4,000  THE MIE BANK LIMITED                                                                         17,296
            7,000  THE MINATO BANK LIMITED                                                                      10,419
            1,100  THE MUSASHINO BANK LIMITED                                                                   32,089
           10,000  THE NANTO BANK LIMITED                                                                       53,945
            9,000  THE OGAKI KYORITSU BANK LIMITED                                                              46,204
            4,000  THE OITA BANK LIMITED                                                                        21,042
            5,000  THE SAN-IN GODO BANK LIMITED                                                                 38,677
            6,000  THE SHIKOKU BANK LIMITED                                                                     21,060
            3,000  THE TOCHIGI BANK LIMITED                                                                     16,435
            6,000  THE TOHO BANK LIMITED                                                                        23,988
            3,000  THE TOKUSHIMA BANK LIMITED                                                                   12,533
            6,200  TISCO BANK PCL                                                                                3,258
        2,682,766  TMB BANK PCL+                                                                                87,754
              800  TOKYO TOMIN BANK LIMITED                                                                     12,876
           12,131  TORONTO-DOMINION BANK                                                                       709,831
            1,801  TORONTO-DOMINION BANK ADR                                                                   104,908
           47,646  TRUSTCO BANK CORPORATION NEW YORK SHARES<<                                                  465,978
           34,170  TRUSTMARK CORPORATION                                                                       655,722
          110,007  TURKIYE GARANTI BANKASI AS                                                                  325,676
           40,814  TURKIYE IS BANKASI                                                                          193,903
           23,212  TURKIYE VAKIFLAR BANKASI TAO                                                                 43,873
           73,754  UCBH HOLDINGS INCORPORATED<<                                                                431,461
           40,571  UMPQUA HOLDINGS CORPORATION<<                                                               566,371
           42,354  UNIBANCO - UNIAO DE BANCOS BRASILEIROS SA                                                   228,140
          231,501  UNICREDITO ITALIANO SPA                                                                   1,245,630
           10,301  UNION BANK OF HONG KONG                                                                      22,566
           10,211  UNION BANK OF INDIA                                                                          32,881
           10,356  UNIONBANCAL CORPORATION<<                                                                   763,030
           11,398  UNIONE DI BANCHE SCPA                                                                       254,786
           29,152  UNITED BANKSHARES INCORPORATED<<                                                            750,664
           30,547  UNITED COMMUNITY BANKS INCORPORATED<<                                                       359,233
            4,444  UNITED MIZRAHI BANK LIMITED                                                                  28,257
           43,000  UNITED OVERSEAS BANK LIMITED                                                                572,342
           59,763  US BANCORP                                                                                1,904,049
              250  VALIANT HOLDING AG                                                                           44,518
           24,806  VALLEY NATIONAL BANCORP<<                                                                   496,368
               62  VERWALTUNGS-UND PRIVAT-BANK AG                                                               12,049
              361  VONTOBEL HOLDINGS AG                                                                         12,014
           75,934  WACHOVIA CORPORATION                                                                      1,206,591
           57,817  WASHINGTON FEDERAL INCORPORATED<<                                                           996,187
           29,392  WASHINGTON MUTUAL INCORPORATED<<                                                            119,038
           35,518  WEBSTER FINANCIAL CORPORATION                                                               757,244
          108,365  WELLS FARGO & COMPANY(L)                                                                  3,280,209
           34,393  WESTERN UNION COMPANY                                                                       949,935
           68,319  WESTPAC BANKING CORPORATION                                                               1,365,338
           43,382  WHITNEY HOLDING CORPORATION<<                                                               939,220
           13,237  WILMINGTON TRUST CORPORATION<<                                                              310,672

                  108 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
DEPOSITORY INSTITUTIONS (continued)
            7,000  WING HANG BANK LIMITED                                                               $       79,567
            3,800  WING LUNG BANK LIMITED                                                                       72,418
           15,015  WINTRUST FINANCIAL CORPORATION                                                              349,099
            4,000  YAMAGATA BANK LIMITED                                                                        21,133
            9,000  YAMAGUCHI FINANCIAL GROUP                                                                   103,317
            8,719  YES BANK LIMITED+                                                                            26,381
           20,900  ZIONS BANCORPORATION<<                                                                      560,956
                                                                                                           129,568,338
                                                                                                        --------------
DIVERSIFIED OPERATIONS: 0.05%
            7,785  BOUSTEAD HOLDINGS BHD                                                                        11,412
            2,686  CHARTER PLC                                                                                  46,410
          278,043  CHINA RARE EARTH HOLDINGS LIMITED                                                            42,505
           78,000  HUTCHISON WHAMPOA LIMITED                                                                   724,109
           20,000  MELCO INTERNATIONAL DEVELOPMENT LIMITED                                                      11,840
                                                                                                               836,276
                                                                                                        --------------
DURABLE GOODS - CONSUMER: 0.00%
           29,743  GOODMAN FIELDER LIMITED                                                                      37,503
                                                                                                        --------------
E-COMMERCE/SERVICES: 0.07%
           13,627  AMAZON.COM INCORPORATED+                                                                  1,101,198
                                                                                                        --------------
EATING & DRINKING PLACES: 0.53%
              836  AUTOGRILL SPA                                                                                10,403
           21,267  BOB EVANS FARMS INCORPORATED                                                                596,965
           19,741  BRINKER INTERNATIONAL INCORPORATED                                                          373,500
            5,271  C&C GROUP PLC                                                                                19,010
            1,100  CBRL GROUP INCORPORATED                                                                      28,424
           30,125  CHEESECAKE FACTORY INCORPORATED+<<                                                          463,021
            2,100  CHIPOTLE MEXICAN GRILL INCORPORATED+                                                        145,572
           25,700  DARDEN RESTAURANTS INCORPORATED                                                             752,753
            7,268  DINEEQUITY INCORPORATED<<                                                                   144,342
           11,982  ENTERPRISE INNS PLC                                                                          65,920
           16,692  FU JI FOOD & CATERING SERVICES HOLDINGS
                   LIMITED                                                                                      19,093
            3,909  HEINEKEN NV                                                                                 183,265
            2,300  ITO EN LIMITED                                                                               35,197
           26,100  JACK IN THE BOX INCORPORATED+<<                                                             619,353
              800  KISOJI COMPANY LIMITED                                                                       15,996
            2,914  MARSTON'S PLC                                                                                10,390
           39,514  MCDONALD'S CORPORATION                                                                    2,451,844
            4,377  MITCHELLS & BUTLERS PLC                                                                      22,796
              547  OBRASCON HUARTE LAIN SA                                                                      15,434
           11,386  PF CHANG'S CHINA BISTRO INCORPORATED+                                                       295,808
            4,791  PUNCH TAVERNS PLC                                                                            25,295
           33,204  RUBY TUESDAY INCORPORATED                                                                   232,096
           14,915  SABMILLER PLC                                                                               320,375
            2,000  SAIZERIYA COMPANY LIMITED                                                                    19,953
           14,000  SAPPORO HOLDINGS LIMITED                                                                    102,068
            8,000  TAKARA HOLDINGS INCORPORATED                                                                 55,025
            2,804  TIM HORTONS INCORPORATION                                                                    88,572
           30,935  TRIARC COMPANIES INCORPORATED CLASS B<<                                                     179,732
           16,900  WENDY'S INTERNATIONAL INCORPORATED                                                          410,163
            4,182  WHITBREAD PLC                                                                                85,800
           21,872  YUM! BRANDS INCORPORATED                                                                    780,393
                                                                                                             8,568,558
                                                                                                        --------------

                   Wells Fargo Advantage Master Portfolios 109


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
EDUCATIONAL SERVICES: 0.29%
           21,752  APOLLO GROUP INCORPORATED CLASS A+<<                                                 $    1,385,167
            3,000  BENESSE CORPORATION                                                                         131,529
           57,299  CORINTHIAN COLLEGES INCORPORATED+<<                                                         760,358
            9,557  DEVRY INCORPORATED+<<                                                                       492,950
            6,196  ITT EDUCATIONAL SERVICES INCORPORATED+                                                      550,886
            6,704  NAVITAS LIMITED                                                                              13,685
            6,129  STRAYER EDUCATION INCORPORATED                                                            1,286,109
                                                                                                             4,620,684
                                                                                                        --------------
ELECTRIC, GAS & SANITARY SERVICES: 5.77%
            1,091  ACEA SPA                                                                                     19,225
           22,545  AEM SPA                                                                                      70,464
           30,369  AES CORPORATION+<<                                                                          463,431
           15,363  AGL ENERGY LIMITED                                                                          201,547
           51,749  AGL RESOURCES INCORPORATED                                                                1,710,822
           26,713  ALLEGHENY ENERGY INCORPORATED                                                             1,210,900
           17,082  ALLETE INCORPORATED                                                                         721,202
           17,023  ALLIANT ENERGY CORPORATION                                                                  594,954
           76,091  ALLIED WASTE INDUSTRIES INCORPORATED+                                                     1,022,663
          552,035  ALMENDRAL SA                                                                                 50,601
            1,019  ALSTOM PROJECTS INDIA LIMITED                                                                 8,726
           42,006  AMEREN CORPORATION                                                                        1,758,371
           13,998  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                546,482
           25,734  AQUA AMERICA INCORPORATED<<                                                                 470,675
          395,800  ASIAN INSULATORS PCL                                                                         72,247
              447  ATCO LIMITED                                                                                 20,418
           59,953  ATMOS ENERGY CORPORATION                                                                  1,651,106
          339,271  AU OPTRONICS CORPORATION                                                                    402,806
           35,171  AVISTA CORPORATION                                                                          784,313
           15,992  BABCOCK & BROWN POWER                                                                         2,587
            7,217  BHARAT HEAVY ELECTRICAL LIMITED                                                             277,957
              177  BKW FMB ENERGIE AG                                                                           19,920
           25,523  BLACK HILLS CORPORATION                                                                     862,933
            2,500  BRADESPAR SA                                                                                 49,555
           18,774  BRITISH ENERGY GROUP PLC                                                                    250,711
              306  BROOKFIELD INFRASTRUCTURE PARTNERS LP                                                         5,508
           58,410  CENTERPOINT ENERGY INCORPORATED                                                             927,551
            9,200  CENTRAIS ELECTRICAS BRASILEIRAS SA                                                          165,939
            8,700  CENTRAIS ELECTRICAS BRASILEIRAS SA
                   PREFERRED B                                                                                 131,941
           63,745  CENTRICA PLC                                                                                379,471
            7,540  CEZ AS                                                                                      567,121
           45,000  CHINA POWER INTERNATIONAL DEVELOPMENT
                   LIMITED                                                                                      13,801
           40,000  CHINA RESOURCES POWER HOLDINGS COMPANY                                                       98,329
           27,100  CHUBU ELECTRIC POWER COMPANY INCORPORATED                                                   645,770
           10,592  CIA GENERAL DE ELECTRICIDAD SA                                                               61,765
           39,852  CLECO CORPORATION                                                                         1,004,669
           57,000  CLP HOLDINGS LIMITED                                                                        462,410
           45,243  CMS ENERGY CORPORATION<<                                                                    613,948
          956,543  COLBUN SA                                                                                   201,476
            1,202  COMPANIA CERVECERIAS UNIDAS SA ADR                                                           48,791
            9,115  CONSOLIDATED EDISON INCORPORATED                                                            372,804
           10,055  CONTACT ENERGY LIMITED                                                                       58,704
           19,578  COVANTA HOLDING CORPORATION+                                                                544,660
            4,954  CPFL ENERGIA SA                                                                             103,365
           20,339  CROSSTEX ENERGY INCORPORATED<<                                                              662,441
           20,086  DOMINION RESOURCES INCORPORATED                                                             874,344

                  110 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
           22,820  DPL INCORPORATED<<                                                                   $      566,392
            5,365  DRAX GROUP PLC                                                                               72,776
           32,874  DTE ENERGY COMPANY<<                                                                      1,385,968
           43,766  DUKE ENERGY CORPORATION                                                                     763,279
            1,600  DUSKIN COMPANY LIMITED                                                                       25,831
           99,107  DYNEGY INCORPORATED CLASS A+                                                                590,678
           32,893  E.ON AG                                                                                   1,920,936
           10,068  EDISON INTERNATIONAL                                                                        462,323
           19,099  EDISON SPA                                                                                   35,470
          142,472  EL PASO CORPORATION<<                                                                     2,387,831
           29,577  EL PASO ELECTRIC COMPANY                                                                    629,694
            5,500  ELECTRIC POWER DEVELOPMENT COMPANY                                                          202,205
            4,580  ELECTRICITE DE FRANCE                                                                       391,701
           10,700  ELECTRICITY GENERATING PCL                                                                   23,053
            1,846  EMERA INCORPORATED                                                                           40,960
          149,915  EMPRESA NACIONAL DE ELECTRICIDAD SA (CHILE)                                                 228,052
            2,452  ENAGAS                                                                                       62,334
            6,000  ENBRIDGE INCORPORATED                                                                       251,629
              390  ENBW ENERGIE BADEN-WUERTTEMBERG AG                                                           24,976
            1,351  ENDESA SA                                                                                    58,333
           73,773  ENEL SPA                                                                                    677,367
            9,984  ENERGEN CORPORATION                                                                         557,507
           31,913  ENERGY EAST CORPORATION                                                                     868,034
              814  ENERGY SAVINGS INCOME FUND                                                                   10,729
          587,564  ENERSIS SA (CHILE)                                                                          202,814
            6,639  ENTERGY CORPORATION                                                                         686,406
           15,239  ENVESTRA LIMITED                                                                              9,108
           23,063  EXELON CORPORATION                                                                        1,751,865
           80,100  FIRST PHILIPPINE HOLDINGS CORPORATION                                                        47,628
           10,584  FIRSTENERGY CORPORATION                                                                     768,822
            2,546  FORTIS INCORPORATED                                                                          62,535
            7,329  FORTUM OYJ                                                                                  300,825
           13,013  FPL GROUP INCORPORATED                                                                      781,561
           63,606  FRONTIER COMMUNICATIONS CORPORATION<<                                                       799,527
            3,194  GAMESA CORPORATION TECNOLOGICA SA                                                           151,061
            1,893  GAS NATURAL SDG SA                                                                           87,699
           44,288  GREAT PLAINS ENERGY INCORPORATED                                                          1,038,556
           56,529  HAWAIIAN ELECTRIC INDUSTRIES INCORPORATED<<                                               1,495,192
            5,474  HERA SPA                                                                                     18,421
            7,200  HOKURIKU ELECTRIC POWER COMPANY                                                             179,474
           45,605  HONG KONG ELECTRIC HOLDINGS LIMITED                                                         289,557
          204,000  HUANENG POWER INTERNATIONAL INCORPORATED                                                    151,737
           73,126  IBERDROLA SA                                                                                881,120
           30,043  IDACORP INCORPORATED<<                                                                      895,281
           15,433  INTEGRYS ENERGY GROUP INCORPORATED                                                          806,683
           23,930  INTERNATIONAL POWER PLC                                                                     171,779
           20,785  ITC HOLDINGS CORPORATION                                                                  1,164,168
           31,100  KANSAI ELECTRIC POWER COMPANY INCORPORATED                                                  763,155
           12,665  KOREA ELECTRIC POWER CORPORATION                                                            383,192
            1,080  KOREA GAS CORPORATION                                                                        77,754
           16,500  KYUSHU ELECTRIC POWER COMPANY INCORPORATED                                                  363,325
            2,314  LINDE AG                                                                                    291,065
           22,000  MANILA ELECTRIC COMPANY                                                                      26,631
           33,747  MDU RESOURCES GROUP INCORPORATED                                                          1,115,001
           13,710  NATIONAL FUEL GAS COMPANY                                                                   648,620
           29,988  NICOR INCORPORATED<<                                                                      1,376,149

                  Wells Fargo Advantage Master Portfolios 111


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
           54,983  NISOURCE INCORPORATED                                                                $      906,120
              816  NORDEX AG+                                                                                   29,531
           31,384  NORTHEAST UTILITIES                                                                         843,916
           17,748  NORTHWEST NATURAL GAS COMPANY<<                                                             864,860
           25,570  NORTHWESTERN CORPORATION                                                                    672,491
           39,742  NRG ENERGY INCORPORATED+<<                                                                1,495,889
           21,056  NSTAR                                                                                       712,535
           18,491  OGE ENERGY CORPORATION                                                                      623,147
           19,472  ONEOK INCORPORATED                                                                          851,121
           74,000  OSAKA GAS COMPANY LIMITED                                                                   269,237
            5,271  PENNON GROUP PLC                                                                             58,781
           40,188  PEPCO HOLDINGS INCORPORATED                                                               1,018,766
          505,000  PERUSAHAAN GAS NEGARA PT                                                                    139,609
           11,200  PETRONAS GAS BHD                                                                             32,913
           11,965  PG&E CORPORATION                                                                            494,513
           46,620  PIEDMONT NATURAL GAS COMPANY INCORPORATED<<                                               1,344,987
           20,191  PINNACLE WEST CAPITAL CORPORATION                                                           710,521
           47,201  PNM RESOURCES INCORPORATED                                                                  556,500
          187,000  PNOC ENERGY DEVELOPMENT CORPORATION                                                          18,406
           41,731  PORTLAND GENERAL ELECTRIC COMPANY                                                         1,069,148
           12,566  PPL CORPORATION                                                                             550,014
            8,729  PROGRESS ENERGY INCORPORATED                                                                381,283
            1,690  PUBLIC POWER CORPORATION SA                                                                  42,591
           17,702  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                721,711
           23,663  PUGET ENERGY INCORPORATED                                                                   660,198
            1,227  Q-CELLS AG+                                                                                 123,595
           28,822  QUESTAR CORPORATION                                                                       1,495,574
           16,600  RATCHABURI ELECTRICITY GENERATING HOLDING
                   PCL                                                                                          18,059
            1,710  RED ELECTRICA DE ESPANA                                                                     100,890
            5,599  RELIANCE ENERGY LIMITED                                                                     124,872
           69,293  RELIANT ENERGY INCORPORATED+                                                              1,180,060
            2,142  RENEWABLE ENERGY CORPORATION AS+                                                             65,855
           32,491  REPUBLIC SERVICES INCORPORATED                                                            1,067,979
                7  ROMANDE ENERGIE HOLDING SA                                                                   18,416
            7,315  RWE AG                                                                                      789,093
            9,000  SAIBU GAS COMPANY LIMITED                                                                    21,015
           21,266  SCANA CORPORATION                                                                           833,627
           14,313  SCOTTISH & SOUTHERN ENERGY PLC                                                              376,996
            7,809  SEMPRA ENERGY                                                                               452,297
            3,708  SEVERN TRENT PLC                                                                             91,936
            3,771  SHANKS GROUP PLC                                                                             15,059
            8,300  SHIKOKU ELECTRIC POWER COMPANY INCORPORATED                                                 221,712
            2,500  SHIZUOKA GAS COMPANY LIMITED                                                                  8,381
           47,195  SIERRA PACIFIC RESOURCES                                                                    530,472
           26,638  SOUTHERN COMPANY                                                                            999,191
           16,101  SOUTHERN UNION COMPANY                                                                      419,592
           29,134  SOUTHWEST GAS CORPORATION                                                                   884,217
           21,824  SP AUSNET                                                                                    21,443
           21,137  SPECTRA ENERGY CORPORATION                                                                  559,285
           13,757  STERICYCLE INCORPORATED+                                                                    815,790
            4,897  SUEZ ENVIRONNEMENT SA+                                                                      140,673
           40,712  TECO ENERGY INCORPORATED                                                                    726,302
           80,900  TENAGA NASIONAL BHD                                                                         187,471
           19,033  TERNA SPA                                                                                    76,474
           10,200  THE CHUGOKU ELECTRIC POWER COMPANY
                   INCORPORATED                                                                                229,526
              400  THE OKINAWA ELECTRIC POWER COMPANY
                   INCORPORATED                                                                                 21,255

                   112 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
           18,200  TOHOKU ELECTRIC POWER COMPANY INCORPORATED                                           $      433,648
           49,300  TOKYO ELECTRIC POWER COMPANY INCORPORATED                                                 1,406,553
           82,000  TOKYO GAS COMPANY LIMITED                                                                   342,126
            7,429  TRACTEBEL ENERGIA SA                                                                         90,743
            3,200  TRANSALTA CORPORATION                                                                       111,961
            4,899  TRANSPACIFIC INDUSTRIES GROUP LIMITED                                                        29,352
            3,817  TRUSTPOWER LIMITED                                                                           21,096
           71,052  UGI CORPORATION                                                                           1,953,930
            6,012  UNION FENOSA SA                                                                             152,344
           23,413  UNISOURCE ENERGY CORPORATION<<                                                              752,260
           12,594  UNITED UTILITIES GROUP PLC                                                                  163,866
           51,420  VECTREN CORPORATION                                                                       1,426,391
            6,465  VEOLIA ENVIRONNEMENT                                                                        346,761
            1,003  VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG                                      75,626
           29,394  WASTE CONNECTIONS INCORPORATED+<<                                                         1,067,296
           17,253  WASTE MANAGEMENT INCORPORATED                                                               606,961
           32,663  WGL HOLDINGS INCORPORATED                                                                 1,051,749
           26,700  WILLIAMS COMPANIES INCORPORATED                                                             824,763
           23,472  WISCONSIN ENERGY CORPORATION                                                              1,097,785
            2,000  WOONGJIN COWAY COMPANY LIMITED                                                               60,878
           85,738  XCEL ENERGY INCORPORATED                                                                  1,758,486
           20,000  XINAO GAS HOLDINGS LIMITED                                                                   31,728
                                                                                                            92,706,391
                                                                                                        --------------
ELECTRICAL PRODUCTS: 0.00%
           10,395  INVENTEC APPLIANCES CORPORATION                                                              16,284
                                                                                                        --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.13%
           16,000  AAC ACOUSTIC TECHNOLOGIES HOLDINGS
                   INCORPORATED+                                                                                12,771
          114,142  ACER INCORPORATED                                                                           227,728
           16,737  ACTEL CORPORATION+                                                                          230,636
           18,249  ACUITY BRANDS INCORPORATED                                                                  794,014
           64,319  ADAPTEC INCORPORATED+                                                                       243,769
           77,900  ADC TELECOMMUNICATIONS INCORPORATED+                                                        798,475
           88,480  ADVANCED MICRO DEVICES INCORPORATED+<<                                                      556,539
          206,283  ADVANCED SEMICONDUCTOR ENGINEERING
                   INCORPORATED+                                                                               148,736
            6,800  ADVANTEST CORPORATION                                                                       142,063
            1,171  AIXTRON AG+                                                                                  12,309
           42,534  ALCO HOLDINGS LIMITED                                                                         8,720
            1,200  ALPINE ELECTRONICS INCORPORATED                                                              12,084
            8,900  ALPS ELECTRIC COMPANY LIMITED                                                                80,438
           47,816  ALTERA CORPORATION                                                                        1,082,554
           16,993  AMETEK INCORPORATED                                                                         824,840
           71,141  AMKOR TECHNOLOGY INCORPORATED+                                                              534,269
           27,935  AMPHENOL CORPORATION CLASS A                                                              1,327,471
            9,000  ANRITSU CORPORATION                                                                          24,660
            3,169  ARCELIK AS                                                                                   12,286
           35,433  ARM HOLDINGS PLC                                                                             71,572
           59,200  ARRIS GROUP INCORPORATED+                                                                   560,033
            5,100  ASIA OPTICAL COMPANY INCORPORATED                                                             9,211
              688  ASM INTERNATIONAL NV+                                                                        17,050
            6,500  ASM PACIFIC TECHNOLOGY                                                                       43,793
          189,550  ASUSTEK COMPUTER INCORPORATED                                                               435,771
           24,800  ATHEROS COMMUNICATIONS INCORPORATED+<<                                                      808,728
           14,764  ATMI INCORPORATED+                                                                          360,094
               14  AXELL CORPORATION                                                                            46,779

                   Wells Fargo Advantage Master Portfolios 113


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT (continued)
               82  BANG & OLUFSEN AS                                                                    $        3,734
          712,000  BANK OF COMMUNICATIONS LIMITED                                                              816,403
               99  BARCO NV                                                                                      4,623
           46,243  BENCHMARK ELECTRONICS INCORPORATED+                                                         762,547
            1,435  BF UTILITIES LIMITED+                                                                        71,525
           21,246  BROADCOM CORPORATION CLASS A+                                                               511,179
            9,100  BROTHER INDUSTRIES LIMITED                                                                  101,862
           26,000  BYD ELECTRONIC INTERNATIONAL COMPANY LIMITED                                                  9,969
            2,400  CANON ELECTRONICS INCORPORATED                                                               43,761
           43,700  CANON INCORPORATED                                                                        1,959,672
                7  CANON INCORPORATED ADR                                                                          313
            7,738  CELESTICA INCORPORATED+<<                                                                    64,999
           10,845  CERADYNE INCORPORATED+                                                                      488,676
           27,000  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED+                                                9,188
               82  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED ADR+                                              280
           26,900  CHECKPOINT SYSTEMS INCORPORATED+                                                            572,701
           17,640  CHENG UEI PRECISION INDUSTRY COMPANY LIMITED                                                 36,941
          305,844  CHI MEI OPTOELECTRONICS CORPORATION                                                         256,872
           30,000  CHINA WATER AFFAIRS GROUP LIMITED+                                                            6,184
            1,900  CHIYODA INTEGRE COMPANY LIMITED                                                              26,393
            4,245  CHLORIDE GROUP                                                                               19,322
          269,000  CHUNGHWA PICTURE TUBES LIMITED                                                               56,204
            1,304  CIA ENERGETICA DE MINAS GERAIS                                                               23,989
           37,281  CIENA CORPORATION+                                                                          647,944
          274,749  CISCO SYSTEMS INCORPORATED+                                                               6,607,713
            8,000  CLARION COMPANY LIMITED+                                                                     11,432
            2,200  CMK CORPORATION                                                                              13,574
           28,730  CONEXANT SYSTEMS INCORPORATED+                                                              169,220
            2,000  CORONA CORPORATION                                                                           25,847
           34,200  CREE INCORPORATED+<<                                                                        797,202
           23,054  CTS CORPORATION                                                                             305,235
           13,137  CYMER INCORPORATED+<<                                                                       393,322
           23,600  CYPRESS SEMICONDUCTOR CORPORATION+                                                          765,112
           16,000  DAIDO STEEL COMPANY LIMITED                                                                  88,749
            9,000  DAINIPPON SCREEN MANUFACTURING COMPANY
                   LIMITED                                                                                      38,132
            6,000  DAISHINKU CORPORATION                                                                        25,245
            9,900  DARFON ELECTRONICS CORPORATION                                                               18,914
           22,600  DELTA ELECTRONICS (THAILAND) PCL                                                             11,155
            8,414  DIONEX CORPORATION+                                                                         548,509
            8,156  DOLBY LABORATORIES INCORPORATED CLASS A+                                                    331,949
           19,590  DSP GROUP INCORPORATED+                                                                     151,823
            1,900  EIZO NANAO CORPORATION                                                                       38,458
            6,393  ELECTROCOMPONENTS PLC                                                                        20,091
            3,662  ELECTROLUX AB CLASS B                                                                        46,985
           43,000  ELITEGROUP COMPUTER SYSTEMS                                                                  15,052
           37,537  ENERGIAS DE PORTUGAL SA                                                                     190,648
            8,790  ENERGIZER HOLDINGS INCORPORATED+                                                            746,623
            3,900  ENPLAS CORPORATION                                                                           37,656
            1,042  EPCOS AG+                                                                                    26,898
           28,210  EPISTAR CORPORATION                                                                          50,483
           17,584  EVERLIGHT ELECTRONICS COMPANY LIMITED                                                        41,573
              796  EVERTZ TECHNOLOGIES LIMITED                                                                  15,106
              180  EVS BROADCAST EQUIPMENT SA                                                                   15,555
            6,700  FANUC LIMITED                                                                               498,469
           10,300  FARADAY TECHNOLOGY CORPORATION                                                               17,587
            2,016  FIRST SOLAR INCORPORATED+                                                                   557,726

                   114 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT (continued)
          140,700  FLEXTRONICS INTERNATIONAL LIMITED+                                                   $    1,255,046
            2,400  FOSTER ELECTRIC COMPANY LIMITED                                                              47,192
            1,000  FUNAI ELECTRIC COMPANY LIMITED                                                               21,530
            1,300  FUTABA CORPORATION CHIBA                                                                     21,831
          348,307  GENERAL ELECTRIC COMPANY                                                                  9,787,427
           27,796  GENTEX CORPORATION                                                                          442,790
            4,219  GLOBAL UNICHIP CORPORATION                                                                   28,607
            1,963  GN STORE NORD                                                                                10,966
           70,579  GRAFTECH INTERNATIONAL LIMITED+                                                           1,434,165
           25,000  GS YUASA CORPORATION                                                                        127,837
            2,300  HAMAMATSU PHOTONICS                                                                          57,033
          194,800  HANA MICROELECTRONICS PCL                                                                   100,700
          190,963  HANNSTAR DISPLAY CORPORATION                                                                 50,218
            8,786  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                298,988
           63,101  HARMONIC INCORPORATED+                                                                      555,289
           21,567  HARRIS CORPORATION                                                                        1,129,248
            1,100  HI-LEX CORPORATION                                                                           13,916
              900  HIOKI EE CORPORATION                                                                         16,246
            1,500  HIROSE ELECTRIC COMPANY LIMITED                                                             145,489
            7,000  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED                                                156,417
            1,400  HORIBA LIMITED                                                                               27,633
            2,200  HOSIDEN CORPORATION                                                                          36,604
           17,206  HUTCHINSON TECHNOLOGY INCORPORATED+                                                         249,315
           15,307  HYNIX SEMICONDUCTOR INCORPORATED+                                                           269,396
            5,200  IBIDEN COMPANY LIMITED                                                                      153,363
            1,100  IDEC CORPORATION                                                                             12,405
           21,151  IMATION CORPORATION                                                                         449,247
              510  INDESIT COMPANY SPA                                                                           5,815
           12,084  INFINEON TECHNOLOGIES AG+                                                                   103,009
          134,713  INNOLUX DISPLAY CORPORATION                                                                 219,004
           95,400  INOTERA MEMORIES INCORPORATED                                                                36,684
          264,834  INTEL CORPORATION                                                                         6,056,754
           20,153  INTERDIGITAL INCORPORATED+<<                                                                534,861
           29,801  INTERNATIONAL RECTIFIER CORPORATION+                                                        622,841
           24,589  INTERSIL CORPORATION CLASS A                                                                576,120
           35,700  JABIL CIRCUIT INCORPORATED                                                                  601,902
           34,422  JDS UNIPHASE CORPORATION+                                                                   349,728
            3,000  JEOL LIMITED                                                                                 10,792
            7,000  JUKI CORPORATION                                                                             12,880
               51  KABA HOLDING                                                                                 13,753
           56,056  KEMET CORPORATION+                                                                           90,811
           19,000  KENWOOD CORPORATION                                                                          16,543
            5,831  KESA ELECTRICALS PLC                                                                         17,124
            1,300  KEYENCE CORPORATION                                                                         262,965
           16,583  KINSUS INTERCONNECT TECHNOLOGY CORPORATION                                                   31,870
           27,138  KLA-TENCOR CORPORATION                                                                    1,005,734
            3,700  KOA CORPORATION                                                                              21,313
           17,756  KONINKLIJKE PHILIPS ELECTRONICS NV                                                          576,895
            3,147  KONTRON AG                                                                                   40,054
            2,324  KUDELSKI SA                                                                                  29,716
            6,900  KYOCERA CORPORATION                                                                         578,290
           20,259  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                  2,105,720
            7,493  LAIRD GROUP PLC                                                                              51,765
           73,730  LATTICE SEMICONDUCTOR CORPORATION+                                                          172,528
            1,528  LEGRAND SA                                                                                   39,064
            4,571  LG ELECTRONICS INCORPORATED                                                                 421,112

                   Wells Fargo Advantage Master Portfolios 115


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT (continued)
           17,433  LINCOLN ELECTRIC HOLDINGS INCORPORATED                                               $    1,408,063
           32,882  LINEAR TECHNOLOGY CORPORATION                                                             1,073,268
            9,451  LITTELFUSE INCORPORATED+                                                                    335,321
            1,515  LS CABLE LIMITED                                                                            109,785
            1,600  MABUCHI MOTOR COMPANY LIMITED                                                                74,708
          148,683  MACRONIX INTERNATIONAL                                                                       58,948
            5,701  MAKITA CORPORATION                                                                          147,368
            8,700  MALAYSIAN PACIFIC INDUSTRIES                                                                 18,053
            3,800  MARUBUN CORPORATION                                                                          23,903
           48,935  MEDIATEK INCORPORATED                                                                       561,896
              187  MELEXIS NV                                                                                    2,863
           10,493  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                     515,101
           23,476  METHODE ELECTRONICS INCORPORATED                                                            258,001
           35,335  MICREL INCORPORATED                                                                         325,435
            2,113  MICRO-STAR INTERNATIONAL COMPANY LIMITED                                                      1,466
          116,400  MICRON TECHNOLOGY INCORPORATED+                                                             493,536
            1,369  MICRONAS SEMICONDUCTOR HOLDING                                                                8,622
              600  MICRONICS JAPAN COMPANY LIMITED                                                              12,419
           30,657  MICROSEMI CORPORATION+                                                                      843,068
              600  MIMASU SEMICONDUCTOR INDUSTRY COMPANY LIMITED                                                 8,669
           14,000  MINEBEA COMPANY LIMITED                                                                      61,392
            2,700  MITSUMI ELECTRIC COMPANY LIMITED                                                             72,001
           13,121  MOLEX INCORPORATED                                                                          316,479
           14,401  MOLEX INCORPORATED CLASS A                                                                  332,087
           17,073  MOOG INCORPORATED CLASS A+<<                                                                809,260
           50,780  MOSEL VITELIC INCORPORATED                                                                   32,810
            8,100  MURATA MANUFACTURING COMPANY LIMITED                                                        355,929
           10,132  NAN YA PRINTED CIRCUIT BOARD CORPORATION                                                     47,194
          115,516  NANYA TECHNOLOGY CORPORATION                                                                 38,885
           43,317  NATIONAL GRID PLC                                                                           563,851
           71,000  NEC CORPORATION                                                                             327,200
              800  NEC ELECTRONICS CORPORATION+                                                                 20,260
            8,000  NEC TOKIN CORPORATION                                                                        26,895
           54,983  NETAPP INCORPORATED+                                                                      1,400,967
              408  NEXANS SA                                                                                    51,413
           11,000  NGK INSULATORS LIMITED                                                                      132,017
            1,700  NICHICON CORPORATION                                                                         13,836
            1,000  NIDEC COPAL CORPORATION                                                                      12,482
            7,000  NIDEC COPAL ELECTRONICS CORPORATION                                                          36,623
            3,000  NIDEC SANKYO CORPORATION                                                                     15,938
              300  NIHON DEMPA KOGYO COMPANY LIMITED                                                             6,297
            4,200  NINTENDO COMPANY LIMITED                                                                  1,971,732
           11,000  NIPPON CARBON COMPANY LIMITED                                                                51,469
            3,000  NIPPON CHEMI-CON CORPORATION                                                                 10,603
            8,000  NISSIN ELECTRIC COMPANY LIMITED                                                              34,995
            1,300  NITTO KOGYO CORPORATION                                                                      12,094
           66,313  NOKIA OYJ                                                                                 1,660,304
              557  NORDDEUTSCHE AFFINERIE AG                                                                    25,781
            1,600  NORITZ CORPORATION                                                                           14,964
           21,623  NOVATEK MICROELECTRONICS CORPORATION LIMITED                                                 46,437
           16,900  NOVELLUS SYSTEMS INCORPORATED+<<                                                            383,123
           39,543  NTPC LIMITED                                                                                156,159
               45  NTT DATA CORPORATION                                                                        184,706
           24,973  NVIDIA CORPORATION+                                                                         315,659
              111  OC OERLIKON CORPORATION AG+                                                                  25,961
           34,000  OKI ELECTRIC INDUSTRY COMPANY LIMITED                                                        46,109

                   116 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT (continued)
            3,000  OLYMPUS CORPORATION                                                                  $       97,469
            8,104  OMRON CORPORATION                                                                           142,450
           63,099  ON SEMICONDUCTOR CORPORATION+<<                                                             597,548
            1,600  ONEX CORPORATION                                                                             43,021
           14,000  OPENWAVE SYSTEMS INCORPORATED+<<                                                             20,160
            2,730  OPTEX COMPANY LIMITED                                                                        30,674
           21,398  PAN-INTERNATIONAL INDUSTRIAL                                                                 38,881
            7,772  PARK ELECTROCHEMICAL CORPORATION                                                            217,771
               11  PHOENIX MECANO AG                                                                             4,923
           23,214  PHOENIX PRECISION TECHNOLOGY CORPORATION                                                     12,959
           25,063  PHOTRONICS INCORPORATED+                                                                     81,956
           32,604  PLANTRONICS INCORPORATED                                                                    841,183
           20,500  PLEXUS CORPORATION+                                                                         574,615
          144,256  PMC-SIERRA INCORPORATED+                                                                  1,298,304
           13,504  POLYCOM INCORPORATED+                                                                       378,652
           24,035  POWERTECH TECHNOLOGY INCORPORATED                                                            74,515
           18,366  PREMIER FARNELL PLC                                                                          65,253
            1,708  PRYSMIAN SPA                                                                                 41,806
           26,700  QLOGIC CORPORATION+<<                                                                       498,756
           73,997  QUALCOMM INCORPORATED                                                                     3,895,942
           21,076  RAMBUS INCORPORATED+                                                                        370,727
           18,207  REALTEK SEMICONDUCTOR CORPORATION                                                            36,786
           14,110  REGAL-BELOIT CORPORATION                                                                    662,465
            8,285  RESEARCH IN MOTION LIMITED+                                                               1,009,447
            7,040  REUNERT LIMITED                                                                              53,063
            1,070  REXEL SA                                                                                     16,187
          180,127  RF MICRO DEVICES INCORPORATED+<<                                                            698,893
            5,995  RICHTEK TECHNOLOGY CORPORATION                                                               49,389
           25,565  RICOH COMPANY LIMITED                                                                       421,992
           25,648  ROCKWELL COLLINS INCORPORATED                                                             1,348,828
            3,700  ROHM COMPANY LIMITED                                                                        213,020
              800  ROLAND CORPORATION                                                                           13,015
            1,094  ROTORK PLC                                                                                   21,807
              700  RYOSAN COMPANY LIMITED                                                                       15,039
            3,839  SAFRAN SA                                                                                    68,226
            2,670  SAMSUNG ELECTRO-MECHANICS COMPANY LIMITED                                                    79,190
            6,200  SAMSUNG ELECTRONICS COMPANY LIMITED                                                       2,908,245
            1,707  SAMSUNG SDI COMPANY LIMITED                                                                 129,673
            2,686  SAMSUNG TECHWIN COMPANY LIMITED                                                              76,630
            7,000  SANKEN ELECTRIC COMPANY LIMITED                                                              36,041
          360,264  SANMINA-SCI CORPORATION+                                                                    846,620
              900  SANSHIN ELECTRONICS COMPANY LIMITED                                                           8,015
            6,000  SANYO DENKI COMPANY LIMITED                                                                  22,651
              348  SEB SA                                                                                       18,884
            8,200  SECOM COMPANY LIMITED                                                                       377,742
            5,800  SEIKO EPSON CORPORATION                                                                     167,328
          589,000  SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION+                                       27,503
           41,265  SEMTECH CORPORATION+<<                                                                      610,309
           38,000  SHARP CORPORATION                                                                           483,476
            9,000  SHINDENGEN ELECTRIC MANUFACTURING COMPANY LIMITED                                            18,985
            2,200  SHINKAWA LIMITED                                                                             27,046
            3,100  SHINKO ELECTRIC INDUSTRIES                                                                   43,151
           54,100  SILICON IMAGE INCORPORATED+                                                                 374,913
           49,000  SILICON INTEGRATED SYSTEMS CORPORATION                                                       12,042
           23,205  SILICON LABORATORIES INCORPORATED+                                                          782,241
          216,140  SIRIUS XM RADIO INCORPORATED+<<                                                             287,466

                   Wells Fargo Advantage Master Portfolios 117


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT (continued)
          107,730  SKYWORKS SOLUTIONS INCORPORATED<<                                                    $    1,044,981
            7,846  SMITHS GROUP PLC                                                                            163,138
           11,000  SMK CORPORATION                                                                              47,448
           36,294  SONY CORPORATION                                                                          1,387,443
            1,237  SPECTRIS PLC                                                                                 18,677
            2,000  STAR MICRONICS COMPANY LIMITED                                                               24,881
           14,112  STERLITE INDUSTRIES INDIA LIMITED                                                           199,702
           13,769  STMICROELECTRONICS NV                                                                       179,816
            1,500  SUMIDA ELECTRIC CORPORATION                                                                  13,877
           11,564  SUNPLUS TECHNOLOGY COMPANY LIMITED                                                           10,140
            6,404  SUNPOWER CORPORATION+<<                                                                     624,710
              829  TAIHAN ELECTRIC WIRE COMPANY LIMITED                                                         23,979
            7,000  TAIYO YUDEN COMPANY LIMITED                                                                  77,148
           16,000  TAMURA CORPORATION                                                                           43,170
            1,100  TANBERG ASA                                                                                  23,796
            5,750  TATA POWER COMPANY LIMITED                                                                  135,848
          193,000  TATUNG COMPANY LIMITED                                                                       70,423
          618,000  TCL MULTIMEDIA TECHNOLOGY HOLDINGS LIMITED+                                                  16,870
           93,000  TECO ELECTRIC & MACHINERY COMPANY LIMITED                                                    40,795
            2,000  TEIKOKY TSUSHIN KOGYO COMPANY                                                                 5,759
           38,680  TEKELEC+                                                                                    634,739
           16,482  TELEFLEX INCORPORATED                                                                     1,064,243
            4,469  TELEFONICA O2 CZECH REPUBLIC AS                                                             138,013
           73,964  TELLABS INCORPORATED+                                                                       385,352
           20,202  TESSERA TECHNOLOGIES INCORPORATED+<<                                                        470,101
           60,610  TEXAS INSTRUMENTS INCORPORATED                                                            1,485,551
            9,391  THOMAS & BETTS CORPORATION+                                                                 432,737
            3,226  THOMSON REUTERS PLC                                                                          90,127
            1,000  TOA CORPORATION                                                                               5,834
           14,000  TOKO INCORPORATED                                                                            19,704
            6,100  TOKYO ELECTRON LIMITED                                                                      345,123
           29,000  TOKYO ROPE MANUFACTURING                                                                     80,854
              800  TOKYO SEIMITSU COMPANY LIMITED                                                               10,392
            5,000  TOSHIBA TEC CORPORATION                                                                      25,119
              300  TOYO TANSO COMPANY LIMITED                                                                   18,146
           15,148  TRANSCEND INFORMATION INCORPORATED                                                           39,415
           24,612  TRIDENT MICROSYSTEMS INCORPORATED+<<                                                         77,528
           18,126  TRIPOD TECHNOLOGY CORPORATION                                                                40,061
           95,707  TRIQUINT SEMICONDUCTOR INCORPORATED+<<                                                      601,997
            4,000  TRULY INTERNATIONAL                                                                           3,432
              876  ULTRA ELECTRONICS HOLDINGS                                                                   22,014
            1,200  ULVAC INCORPORATED                                                                           41,563
           43,511  UNIVERSAL SCIENTIFIC+                                                                        22,640
           32,511  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES
                      INCORPORATED+<<                                                                        1,050,105
            8,821  VECTOR LIMITED                                                                               14,289
            7,000  VENTURE CORPORATION LIMITED                                                                  49,165
           53,000  VIA TECHNOLOGIES INCORPORATED+                                                               36,405
            8,000  VICTOR COMPANY OF JAPAN LIMITED+                                                             13,451
          114,836  VISHAY INTERTECHNOLOGY INCORPORATED+                                                      1,020,892
               13  WACOM COMPANY LIMITED                                                                        23,521
          134,000  WALSIN LIHWA CORPORATION                                                                     46,394
            4,000  WEARNE BROTHERS                                                                              13,253
           70,904  WESTAR ENERGY INCORPORATED                                                                1,605,976
           15,300  WHIRLPOOL CORPORATION                                                                     1,244,808
          146,000  WINDBOND ELECTRONICS CORPORATION                                                             26,255
           37,000  WINTEK CORPORATION                                                                           23,036

                   118 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT (continued)
           57,400  XILINX INCORPORATED<<                                                                $    1,491,252
           40,000  YA HSIN INDUSTRIAL COMPANY LIMITED(a)                                                             0
          118,000  YAGEO CORPORATION                                                                            34,961
            5,000  YAMAICHI ELECTRONICS COMPANY LIMITED                                                         23,018
            9,000  YASKAWA ELECTRIC CORPORATION                                                                 62,866
            9,700  YOKOGAWA ELECTRIC CORPORATION                                                                70,482
            3,200  YOKOWO COMPANY LIMITED                                                                       19,392
           32,920  ZORAN CORPORATION+                                                                          292,988
                                                                                                           114,607,335
                                                                                                        --------------
ELECTRONICS: 0.00%
            4,008  CARPHONE WAREHOUSE PLC                                                                       14,488
                                                                                                        --------------
ENERGY: 0.01%
               57  ATEL HOLDING AG                                                                              34,539
              665  BAYTEX ENERGY TRUST+                                                                         20,355
              444  SECHILIENNE SA                                                                               32,499
            1,240  SOLARWORLD AG                                                                                64,281
                                                                                                               151,674
                                                                                                        --------------
ENERGY - EXPLORATION & PRODUCTION: 0.01%
           39,234  RELIANCE NATURAL RESOURCES LIMITED+                                                          83,645
                                                                                                        --------------
ENGINEERING CONSTRUCTION: 0.01%
            2,422  AKER KVAERNER ASA                                                                            55,413
           20,000  ANHUI CONCH CEMENT COMPANY LIMITED                                                          103,397
           10,000  PEACE MARK HOLDINGS LIMITED                                                                   1,922
                                                                                                               160,732
                                                                                                        --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.52%
           27,437  ACCENTURE LIMITED CLASS A                                                                 1,134,794
            2,885  ACERGY SA                                                                                    49,638
           11,000  AECOM TECHNOLOGY CORPORATION+                                                               351,560
           21,139  AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                      464,635
            1,876  AUSENCO LIMITED                                                                              25,222
           11,467  AVENG LIMITED                                                                                98,523
          134,920  BEARINGPOINT INCORPORATED+<<                                                                153,809
           46,000  BEIJING CAPITAL INTERNATIONAL AIRPORT COMPANY LIMITED
                      CLASS H                                                                                   36,186
              874  BHARAT EARTH MOVERS LIMITED                                                                  14,631
            5,017  BOUYGUES SA                                                                                 302,381
           19,436  CELGENE CORPORATION+                                                                      1,346,915
           10,844  CEPHALON INCORPORATED+<<                                                                    830,867
            6,000  CHIYODA CORPORATION                                                                          50,148
            1,100  CHUDENKO CORPORATION+                                                                        15,839
           10,042  CORE LABORATORIES NV                                                                      1,246,614
           14,152  CORPORATE EXECUTIVE BOARD COMPANY                                                           515,133
           22,840  CV THERAPEUTICS INCORPORATED+                                                               262,432
           10,243  DOWNER EDI LIMITED                                                                           64,803
            7,860  FLUOR CORPORATION                                                                           629,822
              557  FRAPORT AG                                                                                   35,824
           23,121  GEN-PROBE INCORPORATED+                                                                   1,381,480
            3,341  GROUPE AEROPLAN INCORPORATED                                                                 52,229
            9,836  HCL TECHNOLOGIES LIMITED                                                                     51,692
           13,603  HEWITT ASSOCIATES INCORPORATED+<<                                                           546,977
            1,600  HONG KONG AIRCRAFT ENGINEERING COMPANY LIMITED                                               17,815
            6,912  IHS INCORPORATED+                                                                           443,474

                   Wells Fargo Advantage Master Portfolios 119


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES
   (continued)
            1,336  IMTECH NV                                                                            $       34,276
           39,232  INCYTE CORPORATION+<<                                                                       401,343
           38,400  ISIS PHARMACEUTICALS INCORPORATED+<<                                                        678,912
           20,093  JACOBS ENGINEERING GROUP INCORPORATED+                                                    1,483,265
           33,163  JAIPRAKASH ASSOCIATES LIMITED                                                               122,854
            3,000  JAPAN AIRPORT TERMINAL COMPANY LIMITED                                                       38,007
            3,000  KANDENKO COMPANY LIMITED                                                                     18,038
              375  KBC ANCORA                                                                                   27,139
            2,000  KYUDENKO CORPORATION                                                                         12,994
           50,200  MALAYSIA AIRPORTS HOLDINGS BHD                                                               39,514
            3,059  MONADELPHOUS GROUP LIMITED                                                                   42,840
            9,910  MOODY'S CORPORATION<<                                                                       402,941
           19,222  MYRIAD GENETICS INCORPORATED+<<                                                           1,310,940
           10,448  NAGARJUNA CONSTRUCTION COMPANY                                                               29,467
            2,000  NAVIGANT CONSULTING INCORPORATED+<<                                                          34,620
           14,594  PAYCHEX INCORPORATED                                                                        497,364
           16,262  PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                             663,490
              552  POL-AQUA SA+                                                                                 12,087
          244,400  POWER LINE ENGINEERING PCL                                                                   17,131
            9,437  PUNJ LLOYD LIMITED                                                                           64,016
            6,817  QINETIQ PLC                                                                                  27,867
            6,721  QUEST DIAGNOSTICS INCORPORATED<<                                                            363,270
           32,977  REGENERON PHARMACEUTICAL INCORPORATED+                                                      716,260
           20,819  RESOURCES GLOBAL PROFESSIONALS+<<                                                           503,403
          124,696  SAIC INCORPORATED+<<                                                                      2,500,155
            1,530  SAMSUNG ENGINEERING COMPANY LIMITED                                                          97,246
            2,000  SANKI ENGINEERING COMPANY LIMITED                                                            14,664
            1,300  SHINKO PLANTECH COMPANY LIMITED                                                              13,203
            2,400  SNC-LAVALIN GROUP INCORPORATED                                                              119,797
          391,200  SOLARTRON PCL                                                                                17,024
              578  STANTEC INCORPORATED+                                                                        16,712
            1,200  TAIKISHA                                                                                     16,315
            2,000  TAKASAGO THERMAL ENGINEERING COMPANY                                                         19,572
           38,663  TETRA TECH INCORPORATED+<<                                                                1,104,989
            3,000  TOYO ENGINEERING CORPORATION                                                                 15,638
            4,865  TRANSFIELD SERVICES LIMITED                                                                  34,972
           20,000  TRANSMILE GROUP BHD                                                                           6,679
           35,359  URS CORPORATION+                                                                          1,695,818
           10,268  VOLTAS LIMITED                                                                               28,681
           18,217  WATSON WYATT & COMPANY HOLDINGS                                                           1,067,334
           16,400  WCT ENGINEERING BHD                                                                          14,931
                                                                                                            24,449,211
                                                                                                        --------------
ENTERTAINMENT: 0.01%
           15,258  CROWN LIMITED                                                                               119,266
            1,189  PREMIERE AG+                                                                                 22,041
                                                                                                               141,307
                                                                                                        --------------
ENVIRONMENTAL CONTROL: 0.00%
              672  BUREAU VERITAS SA+                                                                           38,127
                                                                                                        --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT:
   0.57%
            2,103  ACERINOX SA                                                                                  39,747
           14,056  ALLIANT TECHSYSTEMS INCORPORATED+<<                                                       1,479,113
           27,512  APTARGROUP INCORPORATED                                                                   1,111,210
           14,325  ARCELOR SA                                                                                1,123,824

                   120 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT
   (continued)
            5,200  ASSA ABLOY AB CLASS B                                                                $       74,274
              160  BOEHLER-UDDEHOLM AG                                                                          17,227
              424  CCL INDUSTRIES INCORPORATED CLASS B+                                                         14,036
           22,850  COMMERCIAL METALS COMPANY                                                                   594,786
           46,763  ECM LIBRA BHD(a)                                                                                  0
            5,200  FORTUNE BRANDS INCORPORATED                                                                 305,864
              200  FP CORPORATION                                                                                5,434
              400  FUJI SEAL INTERNATIONAL INCORPORATED                                                          7,295
              156  HOGANAS AB                                                                                    2,979
            1,450  HUHTAMAKI OYJ                                                                                14,600
            2,000  HULAMIN LIMITED                                                                               5,173
            5,269  JINDAL STEEL & POWER LIMITED                                                                226,501
          114,000  KOBE STEEL LIMITED                                                                          272,635
            1,237  MERCATOR MINERALS LIMITED+                                                                    9,588
           26,936  NAMPAK LIMITED                                                                               51,386
            8,550  NCI BUILDING SYSTEMS INCORPORATED+<<                                                        327,294
           41,000  NISSHIN STEEL COMPANY LIMITED                                                               109,541
           17,000  NTN CORPORATION                                                                              94,505
           11,940  SHAW GROUP INCORPORATED+                                                                    591,508
            5,500  SKF AB CLASS B                                                                               83,293
           24,950  SNAP-ON INCORPORATED                                                                      1,422,649
            2,651  SSAB SVENSKT STAL AB CLASS A                                                                 64,632
            1,350  SSAB SVENSKT STAL AB CLASS B                                                                 29,265
          156,000  SUMITOMO METAL INDUSTRIES LIMITED                                                           689,139
            2,800  VALMONT INDUSTRIES INCORPORATED                                                             298,872
            1,806  VOESTALPINE AG                                                                               97,761
                                                                                                             9,164,131
                                                                                                        --------------
FINANCE & FINANCIAL SERVICES: 0.18%
          636,000  ASIA PLUS SECURITIES PCL                                                                     38,636
           18,644  AUSTRALIAN WEALTH MANAGEMENT LIMITED                                                         22,885
            9,954  CHALLENGER FINANCIAL SERVICES GROUP LIMITED                                                  22,999
        2,373,000  CHINA CONSTRUCTION BANK                                                                   1,923,277
           33,145  JANUS CAPITAL GROUP INCORPORATED                                                            893,921
          848,000  KGI SECURITIES COMPANY LIMITED                                                               34,836
                                                                                                             2,936,554
                                                                                                        --------------
FINANCIAL: 0.00%
            3,313  LONDON STOCK EXCHANGE GROUP PLC                                                              47,609
                                                                                                        --------------
FINANCIAL SERVICES: 0.28%
          186,000  AYALA LAND INCORPORATED                                                                      41,126
            4,300  BANGKOK BANK PCL                                                                             14,706
           43,866  BANK HAPOALIM LIMITED                                                                       170,629
           27,887  BROADRIDGE FINANCIAL SOLUTIONS INCORPORATED                                                 556,903
          362,000  CHINA TRUST FINANCIAL HOLDING COMPANY LIMITED                                               232,917
            4,125  GRUPO FINANCIERO GALICIA SA ADR+                                                             19,800
           34,662  ING GROEP NV                                                                              1,079,872
              676  KOMERCNI BANKA AS                                                                           148,836
           17,010  KOOKMIN BANK                                                                                930,587
           17,852  SHINHAN FINANCIAL GROUP COMPANY LIMITED                                                     809,953
            9,770  WOORI FINANCE HOLDINGS COMPANY LIMITED                                                      128,604
            1,174  ZURICH FINANCIAL SERVICES AG                                                                306,492
                                                                                                             4,440,425
                                                                                                        --------------

                   Wells Fargo Advantage Master Portfolios 121


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
FISHING, HUNTING & TRAPPING: 0.00%
              214  LIGHTHOUSE CALEDONIA ASA+                                                            $          212
           25,200  MARINE HARVEST+                                                                              17,552
            9,700  NIPPON SUISAN KAISHA LIMITED                                                                 33,654
                                                                                                                51,418
                                                                                                        --------------
FOOD & BEVERAGE: 0.00%
            2,959   BRITVIC PLC                                                                                 12,630
                                                                                                        --------------
FOOD & KINDRED PRODUCTS: 2.64%
           25,000  AJINOMOTO COMPANY INCORPORATED                                                              227,788
           31,963  ALICORP SA                                                                                   25,991
           24,736  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                     1,678,585
           26,800  ARCHER-DANIELS-MIDLAND COMPANY                                                              682,328
            1,015  ARYZTA AG+                                                                                   49,437
           16,500  ASAHI BREWERIES LIMITED                                                                     305,626
           30,000  ASIA FOOD & PROPERTIES LIMITED                                                               10,297
            5,000  ASIA PACIFIC BREWERIES LIMITED                                                               45,625
            5,244  ASSOCIATED BRITISH FOODS PLC                                                                 76,933
              450  AXFOOD AB                                                                                    14,135
               27  BARRY CALLEBAUT AG                                                                           17,725
           13,802  BIDVEST GROUP LIMITED                                                                       203,911
            1,722  BIM BIRLESIK MAGAZALAR AS+                                                                   66,515
            1,841  BIOCON LIMITED                                                                               16,331
           23,287  CADBURY PLC                                                                                 267,246
            1,800  CARLSBERG AS                                                                                159,790
           15,047  CENTRAL EUROPEAN DISTRIBUTION CORPORATION+<<                                                868,061
           49,000  CHINA MENGNIU DAIRY COMPANY                                                                 147,889
           26,000  CHINA YURUN FOOD GROUP LIMITED                                                               44,364
            4,944  CIA CERVECERIAS UNIDAS SA                                                                    34,712
            2,100  CIA DE BEBIDAS DAS AMERICAS                                                                 113,774
              332  CJ CHEILJEDANG CORPORATION+                                                                  72,037
              889  CJ CORPORATION                                                                               46,543
           17,114  COCA-COLA AMATIL LIMITED                                                                    124,999
                2  COCA-COLA CENTRAL JAPAN COMPANY LIMITED                                                      13,585
           74,233  COCA-COLA COMPANY                                                                         3,865,312
            2,615  COCA-COLA HELLENIC BOTTLING COMPANY SA                                                       64,402
            3,900  COCA-COLA WEST JAPAN COMPANY LIMITED                                                         90,195
           20,000  COFCO INTERNATIONAL LIMITED                                                                   7,924
           34,511  COMPASS GROUP PLC                                                                           229,668
           16,514  CONAGRA FOODS INCORPORATED                                                                  351,253
           38,426  CONSTELLATION BRANDS INCORPORATED CLASS A+<<                                                811,173
           31,811  CORN PRODUCTS INTERNATIONAL INCORPORATED                                                  1,424,815
              724  CSM                                                                                          19,389
            1,680  DAIRY CREST GROUP PLC                                                                        14,312
              750  DANISCO AS                                                                                   50,356
            2,056  DAVID CAMPARI-MILANO SPA                                                                     17,162
           37,371  DEL MONTE FOODS COMPANY                                                                     318,401
           44,555  DIAGEO PLC                                                                                  822,893
              400  DYDO DRINCO INCORPORATED                                                                     11,508
              250  EAST ASIATIC COMPANY LIMITED A/S                                                             15,122
            4,000  EZAKI GLICO COMPANY LIMITED                                                                  40,373
           73,205  FOSTER'S GROUP LIMITED                                                                      349,395
            2,200  FUJI OIL COMPANY LIMITED                                                                     23,578
           11,733  GENERAL MILLS INCORPORATED                                                                  776,490
              400  GENMAB A/S+                                                                                  25,817

                  122 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
FOOD & KINDRED PRODUCTS (continued)
            5,161  GLENMARK PHARMACEUTICALS LIMITED                                                     $       73,666
            1,518  GREENE KING PLC                                                                              14,784
              168  GREGGS PLC                                                                                   10,848
            8,497  GROUPE DANONE                                                                               592,297
           29,600  GRUPO BIMBO SAB DE CV                                                                       197,760
           29,700  GRUPO MODELO SA DE CV                                                                       142,308
           10,100  H.J. HEINZ COMPANY                                                                          508,232
           11,874  HANSEN NATURAL CORPORATION+<<                                                               326,298
            1,495  HEINEKEN HOLDING NV                                                                          66,310
           76,021  HERCULES INCORPORATED                                                                     1,638,253
           24,789  HERSHEY COMPANY                                                                             894,635
              261  HITE BREWERY COMPANY LIMITED+                                                                50,138
              328  HITE HOLDINGS COMPANY LIMITED                                                                10,338
           14,243  HORMEL FOODS CORPORATION                                                                    507,905
            3,200  HOUSE FOODS CORPORATION                                                                      52,086
            3,507  INBEV NA                                                                                    243,114
          188,424  INDOFOOD SUKSES MAKMUR TBK PT                                                                45,888
            5,000  ITOHAM FOODS INCORPORATED                                                                    26,081
           31,461  J SAINSBURY PLC                                                                             198,990
          521,200  JG SUMMIT HOLDINGS                                                                           80,432
           11,088  JM SMUCKER COMPANY                                                                          601,302
            3,100  KAGOME COMPANY LIMITED                                                                       49,697
            1,997  KERRY GROUP PLC                                                                              54,157
            6,000  KIKKOMAN CORPORATION                                                                         74,241
           34,000  KIRIN BREWERY COMPANY LIMITED                                                               508,703
            1,159  KONINKLIJKE WESSANEN NV                                                                      11,067
           45,720  KRAFT FOODS INCORPORATED CLASS A                                                          1,440,637
            7,100  KULIM (MALAYSIA) BERHAD                                                                      15,826
                2  LINDT & SPRUENGLI AG                                                                         55,253
               14  LINDT & SPRUENGLI AG (PARTICIPATION CERTIFICATE)                                             35,881
           10,129  LION NATHAN LIMITED                                                                          77,468
               24  LOTTE CHILSUNG BEVERAGE COMPANY LIMITED                                                      21,441
               38  LOTTE CONFECTIONERY COMPANY LIMITED                                                          45,716
              836  MARTSON PLC                                                                                  27,644
           14,000  MARUHA NICHIRO HOLDINGS INCORPORATED                                                         25,699
           21,404  MCCORMICK & COMPANY INCORPORATED                                                            865,792
           10,000  MEIJI DAIRIES CORPORATION                                                                    57,104
           12,000  MEIJI SEIKA KAISHA LIMITED                                                                   56,502
              600  MEITO SANGYO COMPANY LIMITED                                                                 12,626
            9,000  MORINAGA & COMPANY LIMITED                                                                   17,142
            6,000  MORINAGA MILK INDUSTRY COMPANY LIMITED                                                       17,635
            1,680  NESTLE INDIA LIMITED                                                                         67,701
            2,000  NESTLE MALAYSIA BHD                                                                          15,913
           68,214  NESTLE SA                                                                                 3,005,483
               15  NESTLE SA ADR                                                                                   664
           10,000  NICHIREI CORPORATION                                                                         57,043
            7,421  NICHOLAS PIRAMAL INDIA LIMITED                                                               56,649
            5,000  NIPPON FLOUR MILLS COMPANY LIMITED                                                           23,902
            7,000  NIPPON MEAT PACKERS INCORPORATED                                                            113,647
            8,000  NISSHIN SEIFUN GROUP INCORPORATED                                                           110,382
            3,800  NISSIN FOOD PRODUCTS COMPANY LIMITED                                                        125,494
           24,790  NORTHERN FOODS PLC                                                                           29,363
            6,355  NORTHUMBRIAN WATER GROUP PLC                                                                 35,653
              338  NUTRECO HOLDING NV                                                                           20,866
              764  OPG GROEP NV                                                                                 12,772

                   Wells Fargo Advantage Master Portfolios 123


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
FOOD & KINDRED PRODUCTS (continued)
              179  ORION CORPORATION                                                                    $       35,890
            2,336  OSEM INVESTMENT LIMITED                                                                      29,565
           26,309  PARMALAT SPA                                                                                 72,391
           21,000  PEOPLES FOOD HOLDINGS LIMITED                                                                13,532
           26,850  PEPSI BOTTLING GROUP INCORPORATED                                                           794,223
           12,079  PEPSIAMERICAS INCORPORATED                                                                  283,011
           73,723  PEPSICO INCORPORATED                                                                      5,048,551
            3,043  PERNOD-RICARD                                                                               284,478
           32,700  PPB GROUP BHD                                                                                90,261
            4,500  QP CORPORATION                                                                               42,597
           24,572  RALCORP HOLDINGS INCORPORATED+<<                                                          1,508,701
              252  REMY COINTREAU SA                                                                            13,281
           10,456  RIDLEY CORPORATION LIMITED                                                                   10,107
              600  RIKEN VITAMIN COMPANY LIMITED                                                                17,471
           38,100  SAN MIGUEL CORPORATION                                                                       37,090
            2,152  SAPUTO INCORPORATED                                                                          55,857
           24,000  SARA LEE CORPORATION<<                                                                      324,000
            5,000  SHOWA SANGYO COMPANY LIMITED                                                                 14,076
           25,276  SMITHFIELD FOODS INCORPORATED+<<                                                            508,300
            6,500  SNOW BRAND MILK PRODUCTS COMPANY LIMITED                                                     19,755
            1,497  SODEXHO ALLIANCE SA                                                                         101,013
              857  SUEDZUCKER AG                                                                                14,526
            3,964  SUN PHARMACEUTICAL INDUSTRIES LIMITED                                                       132,040
            7,036  TATE & LYLE PLC                                                                              56,706
          205,000  THAI BEVERAGE PUBLIC COMPANY LIMITED                                                         32,410
            4,000  THE NISSHIN OILLIO GROUP LIMITED                                                             22,168
            7,423  TIGER BRANDS LIMITED                                                                        130,560
          156,000  TINGYI (CAYMAN ISLANDS) HOLDING CORPORATION                                                 186,659
            1,910  TONGAAT-HULETT                                                                               19,344
           14,948  TOOTSIE ROLL INDUSTRIES INCORPORATED<<                                                      425,719
            4,000  TOYO SUISAN KAISHA LIMITED                                                                   99,753
           13,800  TREEHOUSE FOODS INCORPORATED+                                                               383,088
           57,350  TYSON FOODS INCORPORATED CLASS A                                                            832,722
              600  UNICHARM PETCARE CORPORATION                                                                 19,135
           26,711  UNILEVER NV                                                                                 737,032
           22,055  UNILEVER PLC                                                                                591,562
            5,468  UNITED BREWERIES LIMITED                                                                     21,168
           18,387  VINA CONCHA Y TORO SA                                                                        36,756
           30,000  VITASOY INTERNATIONAL HOLDINGS LIMITED                                                       14,245
           35,318  WILLIAM MORRISON SUPERMARKETS PLC                                                           181,314
           38,930  WILMAR INTERNATIONAL LIMITED                                                                103,103
           10,000  WM. WRIGLEY JR. COMPANY                                                                     794,800
            5,700  YAKULT HONSHA COMPANY LIMITED                                                               162,206
            7,000  YAMAZAKI BAKING COMPANY LIMITED                                                              82,585
                                                                                                            42,454,944
                                                                                                        --------------
FOOD STORES: 0.46%
           13,200  AJISEN CHINA HOLDINGS LIMITED                                                                11,057
            1,581  ALIMENTATION COUCHE TARD INCORPORATED CLASS B                                                19,357
          277,000  C.P. SEVEN ELEVEN PCL                                                                        84,945
            4,000  CAFE DE CORAL HOLDINGS LIMITED                                                                7,689
           10,982  CARREFOUR SA                                                                                580,507
            1,010  CASINO GUICHARD PERRACHON SA                                                                 98,974
              213  COLRUYT SA                                                                                   58,072
            1,987  DELHAIZE GROUP                                                                              128,189

                  124 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
FOOD STORES (continued)
          107,244  DISTRIBUCION Y SERVICIO D&S SA                                                       $       40,994
              468  EMPIRE COMPANY LIMITED+                                                                      20,570
              800  GEORGE WESTON LIMITED                                                                        35,510
           15,100  JOLLIBEE FOODS CORPORATION                                                                   14,239
            2,100  KAPPA CREATE COMPANY LIMITED                                                                 39,091
            2,100  KENTUCKY FRIED CHICKEN (JAPAN) LIMITED                                                       33,349
              300  KESKO OYJ A SHARES                                                                           11,224
            1,100  KESKO OYJ B SHARES                                                                           33,886
           19,826  KONINKLIJKE AHOLD NV+                                                                       247,883
            1,600  LOBLAW COMPANIES LIMITED                                                                     45,643
              392  LUMINAR GROUP HOLDINGS PLC                                                                    1,704
            2,200  MCDONALD'S HOLDINGS COMPANY (JAPAN) LIMITED                                                  30,406
            1,579  METRO AG                                                                                     87,784
            4,329  MIGROS TURK TAS                                                                              78,461
              500  MINISTOP COMPANY LIMITED                                                                      9,662
            1,100  MOS FOOD SERVICES INCORPORATED                                                               13,857
              800  NISSIN HEALTHCARE FOOD SERVICE COMPANY LIMITED                                                8,856
           12,695  PANERA BREAD COMPANY+<<                                                                     682,229
            2,000  PLENUS COMPANY LIMITED                                                                       29,472
           24,000  PRESIDENT CHAIN STORE CORPORATION                                                            70,511
           12,307  RIPLEY CORPORATION SA                                                                         8,353
            1,300  ROYAL HOLDINGS COMPANY LIMITED                                                               11,731
           14,916  SAFEWAY INCORPORATED                                                                        392,887
           31,980  SEVEN & I HOLDINGS COMPANY LIMITED                                                          931,499
           23,782  SHOPRITE HOLDINGS LIMITED                                                                   141,770
              453  SLIGRO FOOD GROUP NV                                                                         15,616
              300  ST. MARC HOLDINGS COMPANY LIMITED                                                            10,634
           34,770  STARBUCKS CORPORATION+<<                                                                    541,021
          136,158  TESCO PLC                                                                                   943,764
           13,600  THE PANTRY INCORPORATED+<<                                                                  249,424
            1,000  WATAMI FOOD SERVICE COMPANY                                                                  16,446
           22,276  WHOLE FOODS MARKET INCORPORATED+<<                                                          407,874
           44,612  WOOLWORTHS LIMITED                                                                        1,077,046
              400  YAOKO COMPANY LIMITED                                                                        13,853
               37  YOSHINOYA D&C COMPANY LIMITED                                                                39,367
            2,200  ZENSHO COMPANY LIMITED                                                                        8,149
                                                                                                             7,333,555
                                                                                                        --------------
FOOTWEAR: 0.05%
            7,000  ASICS CORPORATION                                                                            61,672
           34,264  CROCS INCORPORATED+<<                                                                       142,196
            5,700  DECKERS OUTDOOR CORPORATION+                                                                648,033
                                                                                                               851,901
                                                                                                        --------------
FORESTRY: 0.03%
            8,791  GUNNS LIMITED                                                                                12,644
            5,700  SUMITOMO FORESTING                                                                           40,714
            7,024  WEYERHAEUSER COMPANY                                                                        389,762
                                                                                                               443,120
                                                                                                        --------------
FURNITURE & FIXTURES: 0.39%
            3,110  CERSANIT-KRASNYSTAW SA                                                                       21,869
              480  DOREL INDUSTRIES INCORPORATED CLASS B+                                                       15,275
           18,565  ETHAN ALLEN INTERIORS INCORPORATED<<                                                        503,854
           30,361  FURNITURE BRANDS INTERNATIONAL INCORPORATED                                                 271,731

                  Wells Fargo Advantage Master Portfolios 125


             Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
FURNITURE & FIXTURES (continued)
           23,525  HERMAN MILLER INCORPORATED                                                           $      661,994
           24,332  HNI CORPORATION<<                                                                           563,042
            6,141  HOUSEWARES INTERNATIONAL LIMITED                                                              6,809
            1,000  ITOKI CORPORATION                                                                             3,638
            7,772  KINETIC CONCEPTS INCORPORATED+                                                              273,264
           29,000  KINGBOARD LAMINATES HOLDINGS LIMITED                                                         15,408
           34,624  LA-Z-BOY INCORPORATED                                                                       262,104
           33,846  LEGGETT & PLATT INCORPORATED<<                                                              755,104
           73,178  MASCO CORPORATION                                                                         1,394,773
           56,019  NEWELL RUBBERMAID INCORPORATED                                                            1,013,944
            5,775  NOBIA AB                                                                                     30,985
            4,000  NORITAKE COMPANY LIMITED                                                                     15,057
            3,000  OKAMURA CORPORATION                                                                          19,090
            1,000  SANGETSU COMPANY LIMITED                                                                     18,644
           16,944  SELECT COMFORT CORPORATION+<<                                                                40,666
           27,044  STEELCASE INCORPORATED                                                                      300,188
            3,600  TOKYO STEEL MANUFACTURING COMPANY LIMITED                                                    38,010
                                                                                                             6,225,449
                                                                                                        --------------
GAMING: 0.00%
              471  BWIN INTERACTIVE ENTERTAINMENT AG+                                                           13,059
                                                                                                        --------------
GAS DISTRIBUTION: 0.09%
            6,312  AYGAZ AS                                                                                     16,833
           14,020  GAIL INDIA LIMITED                                                                          125,095
           22,556  GAZ DE FRANCE                                                                             1,298,488
                                                                                                             1,440,416
                                                                                                        --------------
GENERAL MERCHANDISE STORES: 1.14%
           34,533  99 CENTS ONLY STORES+                                                                       295,602
            1,711  ARCANDOR AG                                                                                  13,543
            2,300  ASKUL CORPORATION                                                                            34,094
            3,000  BELLUNA COMPANY LIMITED                                                                      15,206
           33,600  BIG C SUPERCENTER PCL                                                                        48,496
           38,857  BIG LOTS INCORPORATED+                                                                    1,149,001
           12,633  BJ'S WHOLESALE CLUB INCORPORATED+                                                           480,433
           33,819  CASEY'S GENERAL STORES INCORPORATED<<                                                       980,751
            2,100  CAWACHI LIMITED                                                                              44,366
           61,805  CENCOSUD SA                                                                                 180,202
            2,900  CIRCLE K SUNKUS COMPANY LIMITED                                                              47,505
            8,869  COMPAGNIE FINANCIERE RICHEMONT AG                                                           516,042
           13,371  DAVID JONES LIMITED                                                                          49,530
            1,100  DON QUIJOTE COMPANY LIMITED                                                                  19,307
           23,706  DSG INTERNATIONAL PLC                                                                        21,301
           26,801  FAMILY DOLLAR STORES INCORPORATED                                                           667,881
            3,600  FAMILYMART COMPANY LIMITED                                                                  145,810
           33,600  FAR EASTERN DEPARTMENT STORES COMPANY LIMITED+                                               24,628
           30,536  FOOT LOCKER INCORPORATED                                                                    497,431
           23,953  FRED'S INCORPORATED                                                                         335,821
           15,000  GOLDEN EAGLE RETAIL GROUP LIMITED                                                            13,882
           42,895  HARVEY NORMAN HOLDINGS LIMITED                                                              135,369
              221  HELLENIC DUTY FREE SHOPS SA                                                                   3,489
           15,010  HOME RETAIL GROUP                                                                            69,106
              679  HYUNDAI DEPARTMENT STORE COMPANY LIMITED                                                     55,451
           24,000  INTIME DEPARTMENT STORE GROUP COMPANY LIMITED                                                11,639

                   126 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
GENERAL MERCHANDISE STORES (continued)
            5,000  IZUMIYA COMPANY LIMITED                                                              $       28,331
           38,900  JCPENNEY COMPANY INCORPORATED                                                             1,515,933
                7  JELMOLI HOLDING AG                                                                           17,122
            3,400  LAWSON INCORPORATED                                                                         155,837
           19,000  LIFESTYLE INTERNATIONAL HOLDINGS LIMITED                                                     24,154
           14,148  MACY'S INCORPORATED                                                                         294,561
           26,993  MARKS & SPENCER GROUP PLC                                                                   128,640
            1,800  MATSUYA COMPANY LIMITED                                                                      32,189
           14,000  NEW WORLD DEPARTMENT STORE CHINA LIMITED+                                                    10,419
           11,550  ORGANIZACION SORIANA SAB DE CV CLASS B                                                       35,944
           11,335  PACIFIC BRANDS LIMITED                                                                       21,520
            1,800  PARCO COMPANY LIMITED                                                                        20,554
           14,348  PICK'N PAY STORES LIMITED                                                                    54,966
              290  RALLYE SA                                                                                    13,173
           77,699  SACI FALABELLA                                                                              301,249
           83,769  SAKS INCORPORATED+<<                                                                        954,967
              655  SEARS CANADA INCORPORATED+                                                                   13,565
            2,520  SEARS HOLDINGS CORPORATION+<<                                                               231,719
              690  SHINSEGAE COMPANY LIMITED                                                                   342,625
           12,000  SIAM MAKRO PLC                                                                               29,264
            1,091  SONAE CAPITAL+                                                                                1,311
            8,731  SONAE SGPS SA                                                                                 8,883
            2,200  SUGI PHARMACY COMPANY LIMITED                                                                63,379
            2,400  SUNDRUG COMPANY LIMITED                                                                      49,758
           33,931  TARGET CORPORATION                                                                        1,799,022
           20,200  TJX COMPANIES INCORPORATED                                                                  732,048
              600  TSURUHA HOLDINGS INCORPORATED                                                                19,861
           22,122  UNION DE CERVECERIAS PERUANAS BACKUS & JOHNSTON SAA                                          19,487
               55  VALORA HOLDING AG                                                                            13,038
          137,250  WAL-MART DE MEXICO SA DE CV SERIES V                                                        500,535
           85,128  WAL-MART STORES INCORPORATED                                                              5,028,511
            3,951  WAREHOUSE GROUP LIMITED                                                                       9,210
           56,000  WUMART STORES INCORPORATED                                                                   57,190
                                                                                                            18,384,851
                                                                                                        --------------
HEALTH SERVICES: 1.34%
              602  ABENGOA SA                                                                                   16,100
           29,433  APRIA HEALTHCARE GROUP INCORPORATED+                                                        582,185
           82,500  BANGKOK DUSIT MEDICAL SERVICE PCL THB                                                        85,536
           27,400  BANGKOK DUSIT MEDICAL SERVICES PCL                                                           29,134
               99  BASILEA PHARMACEUTICA+                                                                       15,257
              184  BIOMERIEUX                                                                                   20,016
           57,733  BIOTON SA+                                                                                   10,611
            6,414  BROOKDALE SENIOR LIVING INCORPORATED<<                                                      141,429
           47,000  CHINA SHINEWAY PHARMACEUTICAL GROUP LIMITED                                                  33,469
          702,000  CK LIFE SCIENCES INTERNATIONAL HOLDINGS
                   INCORPORATED+                                                                                38,096
           19,208  COMMUNITY HEALTH SYSTEMS INCORPORATED+<<                                                    662,868
           10,173  COVANCE INCORPORATED+                                                                       959,721
              936  CRUCELL NV+                                                                                  15,082
           16,907  DAVITA INCORPORATED+                                                                        970,293
            1,438  DIVI'S LABORATORIES LIMITED                                                                  49,503
           24,371  EDWARDS LIFESCIENCES CORPORATION+<<                                                       1,443,007
           28,264  ENZON PHARMACEUTICALS INCORPORATED+<<                                                       255,789
            2,941  FRESENIUS MEDICAL CARE AG & COMPANY                                                         157,706
              256  FRESENIUS SE                                                                                 21,424
            1,914  GLAXOSMITHKLINE PHARMACEUTICALS LIMITED                                                      50,758

                   Wells Fargo Advantage Master Portfolios 127


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
HEALTH SERVICES (continued)
            2,262  GRIFOLS SA                                                                           $       67,144
          165,253  HEALTH MANAGEMENT ASSOCIATION INCORPORATED
                   CLASS A                                                                                     960,120
           16,347  HEALTHSCOPE LIMITED                                                                          58,759
           36,667  HEALTHSOUTH REHABILITATION CORPORATION+<<                                                   659,639
           15,315  HEALTHWAYS INCORPORATED+                                                                    291,751
           57,686  HUMAN GENOME SCIENCES INCORPORATED+                                                         427,453
            7,540  INTERVAL LEISURE GROUP INCORPORATED+<<                                                       97,942
           17,671  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                               1,292,634
           36,860  LIFEPOINT HOSPITALS INCORPORATED+                                                         1,243,656
           14,300  LINCARE HOLDINGS INCORPORATED+<<                                                            471,900
           17,206  MAGELLAN HEALTH SERVICES INCORPORATED+<<                                                    749,493
            2,000  MDS INCORPORATED+                                                                            30,646
           22,118  MEDI-CLINIC CORPORATION                                                                      52,762
           38,489  NEKTAR THERAPEUTICS+<<                                                                      152,801
           69,244  NETWORK HEALTHCARE HOLDINGS LIMITED                                                          77,199
              700  NOVOZYMES A/S CLASS B                                                                        70,296
           20,166  ODYSSEY HEALTHCARE INCORPORATED+                                                            196,417
              315  ORPEA+                                                                                       18,277
           19,065  PARKWAY HOLDINGS LIMITED                                                                     29,872
           20,799  PEDIATRIX MEDICAL GROUP INCORPORATED+<<                                                   1,184,503
            9,326  PRIMARY HEALTH CARE LIMITED                                                                  41,805
           23,867  PSYCHIATRIC SOLUTIONS INCORPORATED+<<                                                       900,979
            2,775  QIAGEN NV+                                                                                   58,852
            2,445  RAMSAY HEALTH CARE LIMITED                                                                   22,581
            1,387  RHOEN KLINIKUM AG                                                                            46,387
           12,188  ROCHE HOLDING AG                                                                          2,050,977
           11,720  RYMAN HEALTHCARE LIMITED                                                                     14,056
           10,777  SONIC HEALTHCARE LIMITED                                                                    132,976
            2,071  SOUTHERN CROSS HEALTHCARE LIMITED                                                             5,724
           18,838  SUNRISE SENIOR LIVING INCORPORATED+                                                         382,977
                2  TAKARA BIO INCORPORATED+                                                                      4,525
          320,134  TENET HEALTHCARE CORPORATION+<<                                                           1,930,408
            7,101  UNIVERSAL HEALTH SERVICES CLASS B                                                           438,700
           50,463  VALEANT PHARMACEUTICALS INTERNATIONAL+<<                                                    923,978
              855  VALLOUREC SA                                                                                237,853
           20,630  WATSON PHARMACEUTICALS INCORPORATED+                                                        625,295
            2,266  ZELTIA SA                                                                                    17,737
                                                                                                            21,527,058
                                                                                                        --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.30%
            3,491  ABB LIMITED INDIA                                                                            69,118
              404  ACCIONA SA                                                                                   80,337
            2,955  ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA                                                  130,846
            2,240  AUTOSTRADA TORINO-MILANO SPA                                                                 37,339
            1,563  AWILCO OFFSHORE ASA+                                                                         24,205
           10,000  CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED                                                  43,370
            6,555  CIA DE CONCESSOES RODOVIARIAS                                                               121,408
            4,420  DAEWOO SHIPBUILDING & MARINE ENGINEERING
                   COMPANY LIMITED                                                                             139,829
              676  FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA                                                     33,862
           24,228  FOSTER WHEELER LIMITED+                                                                   1,203,889
           14,698  GMR INFRASTRUCTURE LIMITED+                                                                  34,112
            1,360  GRUPO FERROVIAL SA                                                                           67,953
            1,350  HANJIN HEAVY INDUSTRIES & CONSTRUCTION
                   COMPANY LIMITED                                                                              37,025
            2,540  HELLENIC TECHNODOMIKI TEV SA                                                                 24,912
           28,000  HITACHI ZOSEN CORPORATION+                                                                   29,944
           11,000  HOPEWELL HIGHWAY INFRASTRUCTURE LIMITED                                                       8,339

                   128 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS (continued)
            2,414  HYUNDAI HEAVY INDUSTRIES COMPANY LIMITED                                             $      524,661
            8,699  LANCO INFRATECH LIMITED+                                                                     57,114
           37,796  MCDERMOTT INTERNATIONAL INCORPORATED+                                                     1,312,655
            1,000  NAMURA SHIPBUILDING COMPANY LIMITED                                                           3,842
          136,500  PLUS EXPRESSWAYS BHD                                                                        114,489
            8,980  SAMSUNG HEAVY INDUSTRIES COMPANY LIMITED                                                    255,406
            4,000  SASEBO HEAVY INDUSTRIES COMPANY LIMITED+                                                      8,179
            7,789  SKANSKA AB                                                                                   98,000
           14,631  TECHNICAL OLYMPIC SA                                                                         12,879
          335,000  TRUBA ALAM MANUNGGAL ENGINEERING PT+                                                         17,330
           31,371  UNITECH LIMITED                                                                             112,470
            3,806  VINCI SA                                                                                    216,125
            2,919  VT GROUP PLC                                                                                 32,767
                                                                                                             4,852,405
                                                                                                        --------------
HOLDING & OTHER INVESTMENT OFFICES: 3.64%
            5,778  3I GROUP PLC                                                                                 96,550
           40,201  ABB LIMITED                                                                                 986,039
              372  ACKERMANS & VAN HAAREN NV                                                                    36,870
            8,025  ADANI ENTERPRISES LIMITED                                                                   106,405
            7,423  ADCOCK INGRAM HOLDINGS LIMITED+                                                              36,163
            6,228  AFFILIATED MANAGERS GROUP INCORPORATED+<<                                                   593,030
              445  AFRICA ISRAEL INVESTMENTS LIMITED                                                            16,797
           23,332  ALAPIS HOLDING INDUSTRIAL AND COMMERCIAL SA
                      OF PHARMACEUTICAL & ORGANIC PRODUCTS                                                      58,210
            3,660  ALCON INCORPORATED                                                                          623,261
           13,701  ALEXANDRIA REAL ESTATE EQUITIES
                   INCORPORATED<<                                                                            1,475,735
            6,000  ALLIED GROUP LIMITED                                                                         20,075
            3,479  AMALGAMATED HOLDINGS                                                                         14,016
           15,621  AMB PROPERTY CORPORATION<<                                                                  709,037
            8,981  ANADOLU EFES BIRACILIK VE MALT SANAYII AS                                                    96,326
          108,520  ANNALY CAPITAL MANAGEMENT INCORPORATED<<                                                  1,623,459
           21,153  ANTARCHILE SA                                                                               334,158
            1,668  ARC ENERGY TRUST                                                                             47,457
            8,096  ASHMORE GROUP PLC                                                                            37,594
           14,484  ASPEN INSURANCE HOLDINGS LIMITED                                                            392,516
           14,585  ASPEN PHARMACARE HOLDINGS LIMITED                                                            88,407
           12,254  AVALONBAY COMMUNITIES INCORPORATED                                                        1,225,400
              997  AVEVA GROUP PLC                                                                              26,603
            8,734  AYALA CORPORATION CLASS A                                                                    56,607
          104,259  BABCOCK & BROWN INFRASTRUCTURE GROUP                                                         48,331
            9,616  BARLOWORLD LIMITED                                                                           85,166
           16,000  BEIJING ENTERPRISES HOLDINGS LIMITED                                                         59,391
           48,204  BIOMED REALTY TRUST INCORPORATED                                                          1,290,903
              400  BOARDWALK REAL ESTATE INVESTMENT TRUST+                                                      14,692
            4,786  BODYCOTE PLC                                                                                 20,230
               98  BOLLORE INVESTISSEMENT                                                                       17,406
            5,389  BOSTON PROPERTIES INCORPORATED<<                                                            552,211
           11,200  BRADESPAR SA                                                                                221,939
           21,977  BRE PROPERTIES INCORPORATED                                                               1,059,951
            9,650  BROOKFIELD ASSET MANAGEMENT INCORPORATED                                                    299,461
            8,408  CAMDEN PROPERTY TRUST                                                                       410,394
              491  CANADIAN REAL ESTATE INVESTMENT TRUST+                                                       13,752
           44,068  CBL & ASSOCIATES PROPERTIES INCORPORATED                                                    955,835
              869  CI FINANCIAL INCOME FUND                                                                     19,028
           53,000  CITIC INTERNATIONAL FINANCIAL HOLDINGS LIMITED+                                              42,514
           41,400  CITIC RESOURCES HOLDINGS LIMITED+                                                             9,849

                   Wells Fargo Advantage Master Portfolios 129


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
            2,926  CLAL INDUSTRIES AND INVESTMENTS+                                                     $       11,405
              832  CLAL INSURANCE ENTERPRISE HOLDINGS LIMITED                                                   14,366
            1,302  CLOSE BROTHERS GROUP PLC                                                                     14,920
           29,520  COLONIAL PROPERTIES TRUST<<                                                                 558,223
           42,837  CONNECTEAST GROUP                                                                            29,935
           20,947  CORPORATE OFFICE PROPERTIES TRUST<<                                                         819,028
              549  CORPORATION FINANCIERA ALBA                                                                  28,874
            1,000  D CARNEGIE & COMPANY AB                                                                      12,525
           51,000  DAIWA SECURITIES GROUP INCORPORATED                                                         393,742
          116,212  DCT INDUSTRIAL TRUST INCORPORATED                                                           866,942
            3,279  DEERFIELD CAPITAL CORPORATION<<                                                               2,787
              181  DELEK GROUP LIMITED                                                                          21,765
           24,121  DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                   808,295
           64,663  DIAMONDROCK HOSPITALITY                                                                     595,546
           25,479  DIGITAL REALITY TRUST INCORPORATED<<                                                      1,168,722
           19,241  DOGAN SIRKETLER GRUBU HOLDINGS                                                               27,970
            7,934  DOGAN YAYIN HOLDING+                                                                         13,205
            1,100  DOUTOR NICHIRES HOLDINGS COMPANY LIMITED                                                     18,105
           29,213  DUKE REALTY CORPORATION                                                                     731,201
           11,000  E-REVOLUTION COMPANY LIMITED+                                                                 1,415
           30,069  EMECO HOLDINGS LIMITED                                                                       25,666
           25,624  EMPRESAS COPEC SA                                                                           311,336
            5,946  ENODIS PLC                                                                                   34,788
            8,852  EQSTRA HOLDINGS LIMITED+                                                                     16,387
            9,624  EQUITY LIFESTYLE PROPERTIES INCORPORATED                                                    478,120
            9,200  EQUITY RESIDENTIAL                                                                          388,240
           10,814  ESSEX PROPERTY TRUST INCORPORATED                                                         1,269,023
              848  EURAZEO                                                                                      83,340
           10,173  EXTERRAN HOLDINGS INCORPORATED+                                                             465,008
           40,000  FELCOR LODGING TRUST INCORPORATED                                                           320,400
              970  FIBI HOLDINGS LIMITED                                                                        15,609
           72,600  FIRST GEN CORPORATION                                                                        39,220
           43,290  FRANKLIN STREET PROPERTIES CORPORATION<<                                                    551,082
              956  GAGFAH SA                                                                                    13,239
            2,283  GEA GROUP AG                                                                                 71,764
           10,922  GEMINA SPA                                                                                   13,568
          111,500  GENTING BHD                                                                                 191,161
              145  GIMV NV                                                                                       8,812
          171,440  GOME ELECTRICAL APPLIANCES HOLDINGS LIMITED                                                  70,396
           23,126  GOODMAN PROPERTY TRUST                                                                       18,271
            2,000  GREAT EASTERN HOLDINGS LIMITED                                                               21,575
           25,473  GRUPO CARSO SA DE CV+                                                                        99,833
            2,050  GS HOLDINGS CORPORATION                                                                      51,642
           86,000  GUANGZHOU INVESTMENT COMPANY LIMITED                                                         11,438
              971  H&R REAL ESTATE INVESTMENT TRUST                                                             16,808
           20,411  HACI OMER SABANCI HOLDING AS                                                                 85,390
           47,435  HCP INCORPORATED                                                                          1,718,096
            7,256  HENDERSON GROUP PLC                                                                          17,135
            5,600  HKR INTERNATIONAL LIMITED                                                                     2,661
           14,456  HOME PROPERTIES INCORPORATED<<                                                              762,554
           18,209  HOSPITALITY PROPERTIES TRUST                                                                412,980
          104,100  HOST HOTELS & RESORTS INCORPORATED<<                                                      1,488,630
          149,840  HRPT PROPERTIES TRUST<<                                                                   1,135,787
            5,000  HUFVUDSTADEN AB                                                                              42,211
            1,661  HUNTING PLC                                                                                  26,948
            8,170  ICAP PLC                                                                                     70,349

                  130 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
              251  IDB DEVELOPMENT CORPORATION LIMITED+                                                 $        5,477
            5,448  IG GROUP HOLDINGS PLC                                                                        34,275
            8,852  IMPERIAL HOLDING LIMITED                                                                     61,962
          134,610  IMPULSORA DEL DESARROLLO Y EL EMPLEO EN
                      AMERICA LATINA SA DE CV+                                                                 183,403
            3,200  INDUSTRIVARDEN AB CLASS A                                                                    43,024
            1,200  INDUSTRIVARDEN AB CLASS C                                                                    14,371
           11,580  INFRATIL LIMITED                                                                             18,585
            4,745  INVERCAP SA                                                                                  56,912
            6,151  INVESTEC PLC                                                                                 44,970
           96,123  INVESTIMENTOS ITAU SA                                                                       566,121
            8,121  INVESTOR AB                                                                                 170,986
            4,600  INVESTOR AB A SHARES                                                                         93,795
           10,000  IOI PROPERTIES BHD                                                                           13,758
           25,987  ISTAR FINANCIAL INCORPORATED<<                                                              145,267
              518  ISTITUTO FINANZIARIO INDUSTRIALE SPA+                                                        11,162
           18,800  J FRONT RETAILING COMPANY LIMITED                                                           101,638
            1,100  JAFCO COMPANY LIMITED                                                                        37,741
            3,000  JAPAN ASIA INVESTMENT COMPANY LIMITED                                                        10,204
           10,988  JARDINE MATHESON HOLDINGS LIMITED                                                           317,333
              603  JM FINANCIAL LIMITED                                                                         18,344
           14,321  KILROY REALTY CORPORATION                                                                   716,766
           43,842  KIMCO REALTY CORPORATION<<                                                                1,628,292
            1,586  KKR FINANCIAL CORPORATION                                                                    14,877
          157,800  KNM GROUP BHD                                                                                68,968
           15,148  KOC HOLDING AS                                                                               52,402
           17,672  LASALLE HOTEL PROPERTIES                                                                    460,709
            7,649  LG CORPORATION                                                                              436,580
           18,603  LIBERTY PROPERTY TRUST                                                                      702,449
           26,000  LION DIVERSIFIED HOLDINGS BHD                                                                 6,242
           11,926  MACERICH COMPANY                                                                            738,577
           12,743  MACK-CALI REALTY CORPORATION                                                                515,072
           22,890  MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP                                                58,420
           87,790  MACQUARIE INFRASTRUCTURE GROUP                                                              163,605
            6,568  MACQUARIE LEISURE TRUST GROUP                                                                10,672
            3,300  MATSUMOTOKIYOSHI HOLDINGS COMPANY LIMITED                                                    69,646
           20,400  METROPOLITAN BANK & TRUST COMPANY                                                            16,698
           11,134  MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                              558,481
           10,202  MIGDAL INSURANCE & FINANCIAL HOLDING LIMITED                                                 12,553
            4,072  MITIE GROUP                                                                                  16,572
              440  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED                                                   3,362
            1,057  MLP AG                                                                                       21,442
          109,200  MMC CORPORATION BHD                                                                          67,237
          222,700  MULPHA INTERNATIONAL BHD+                                                                    76,531
           42,700  MULTI-PURPOSE HOLDINGS BHD                                                                   18,268
           13,385  MURRAY & ROBERTS HOLDINGS LIMITED                                                           180,648
           49,359  NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                 1,119,956
            1,128  NATIONALE A PORTEFEUILLE                                                                     82,209
           65,221  NATIONWIDE HEALTH PROPERTIES INCORPORATED                                                 2,244,907
           33,905  NEWCASTLE INVESTMENT CORPORATION<<                                                          235,301
                3  NIPPON ACCOMMODATIONS FUND INCORPORATED                                                      13,553
              742  NPIL RESEARCH & DEVELOPMEN+                                                                   2,850
              429  PARGESA HOLDING SA                                                                           44,296
           36,691  PETROBRAS ENERGIA PARTICIPACIONES SA+<<                                                     416,076
           34,426  PLUM CREEK TIMBER COMPANY                                                                 1,708,218
           19,100  POST PROPERTIES INCORPORATED                                                                600,695
            5,848  PUBLIC STORAGE INCORPORATED CLASS D                                                         516,495

                   Wells Fargo Advantage Master Portfolios 131


             Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
           39,104  RAIT FINANCIAL TRUST<<                                                               $      231,887
            2,500  RATOS AB B SHARES                                                                            68,218
           68,367  REALTY INCORPORATEDOME CORPORATION                                                        1,755,665
           20,623  REDWOOD TRUST INCORPORATED<<                                                                386,681
           11,093  REGENCY CENTERS CORPORATION                                                                 687,433
           20,838  REMGRO LIMITED                                                                              505,422
            1,117  RHJ INTERNATIONAL+                                                                           11,269
              859  SBI HOLDINGS INCORPORATED                                                                   154,014
            2,049  SCHRODERS PLC                                                                                37,784
           14,000  SHANGHAI INDUSTRIAL HOLDINGS LIMITED                                                         37,786
            5,982  SIEMENS INDIA LIMITED                                                                        74,190
          119,440  SIME DARBY BHD                                                                              238,382
           10,198  SIMON PROPERTY GROUP INCORPORATED                                                           967,586
           83,500  SINO-OCEAN LAND HOLDINGS LIMITED                                                             41,134
            9,335  SL GREEN REALTY CORPORATION<<                                                               802,810
            4,996  SM INVESTMENTS CORPORATION                                                                   30,534
              313  SOFINA SA                                                                                    35,417
           25,900  SOFTBANK CORPORATION                                                                        427,531
              154  SOLVAC SA                                                                                    21,903
               52  SONY FINANCIAL HOLDINGS INCORPORATED                                                        193,029
           47,957  STRATEGIC HOTEL & RESORTS INCORPORATED<<                                                    442,164
              608  STX CORPORATION                                                                              16,893
           16,799  SUN HUNG KAI PROPERTIES LIMITED<<                                                           231,599
            4,109  SUN INTERNATIONAL LIMITED                                                                    50,287
           38,436  SUNSTONE HOTEL INVESTORS INCORPORATED<<                                                     545,022
           35,000  SWIRE PACIFIC LIMITED B SHARES                                                               69,600
            3,970  TAKEFUJI CORPORATION                                                                         52,583
           22,612  TAUBMAN CENTERS INCORPORATED<<                                                            1,097,586
           26,000  TCC INTERNATIONAL HOLDINGS LIMITED+                                                           9,360
            4,886  TEKFEN HOLDING AS                                                                            33,614
              121  THE ISRAEL CORPORATION LIMITED+                                                             122,751
           25,772  UDR INCORPORATED                                                                            638,630
           34,600  UEM WORLD BHD                                                                                25,345
          216,000  UNITED ENERGY GROUP LIMITED+                                                                 20,130
           25,000  VALUE PARTNERS GROUP LIMITED                                                                 18,677
           27,598  VENTAS INCORPORATED                                                                       1,253,501
           46,646  VIRGIN MEDIA INCORPORATED                                                                   531,764
              200  VORNADO REALTY TRUST                                                                         19,892
          227,000  WANT WANT CHINA HOLDINGS LIMITED                                                            101,036
            4,884  WASHINGTON H SOUL PATTINSON & COMPANY LIMITED                                                46,894
           83,640  WATERLAND FINANCIAL HOLDINGS                                                                 24,033
           15,088  WEINGARTEN REALTY INVESTORS                                                                 498,658
              475  WENDEL INVESTISSEMENT                                                                        52,372
          110,442  YTL POWER INTERNATIONAL BHD                                                                  61,114
                                                                                                            58,531,339
                                                                                                        --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.37%
              900  AMER SPORTS OYJ                                                                              12,119
           44,042  BED BATH & BEYOND INCORPORATED+                                                           1,350,328
           15,450  BEST BUY COMPANY INCORPORATED                                                               691,697
            8,000  BEST DENKI COMPANY LIMITED                                                                   38,265
          100,996  CIRCUIT CITY STORES INCORPORATED+<<                                                         181,793
            8,178  FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED                                                  10,042
              570  FOURLIS HOLDINGS SA                                                                          12,068
           10,092  GALIFORM PLC                                                                                  6,143
            4,347  GAME GROUP PLC                                                                               21,333

                  132 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (continued)
            2,714  JB HI-FI LIMITED                                                                     $       31,986
            8,526  JD GROUP LIMITED                                                                             33,267
            2,000  JOSHIN DENKI COMPANY LIMITED                                                                 16,131
            1,600  K'S HOLDINGS CORPORATION                                                                     29,051
            3,900  KOKUYO COMPANY LIMITED                                                                       31,459
           77,310  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED                                            1,589,018
            1,400  NAFCO COMPANY LIMITED                                                                        19,542
            1,700  NITORI COMPANY LIMITED                                                                       94,408
           51,819  PIER 1 IMPORTS INCORPORATED+<<                                                              229,040
            6,700  PIONEER CORPORATION                                                                          50,858
           25,608  RADIOSHACK CORPORATION<<                                                                    486,808
            3,000  SHIMANO INCORPORATED                                                                        121,287
            8,586  THOMSON                                                                                      39,830
           11,000  TOTO LIMITED                                                                                 81,563
           16,703  WILLIAMS-SONOMA INCORPORATED<<                                                              295,476
            1,800  XEBIO COMPANY LIMITED                                                                        33,163
            3,340  YAMADA DENKI COMPANY LIMITED                                                                239,950
            7,200  YAMAHA CORPORATION                                                                          126,407
                                                                                                             5,873,032
                                                                                                        --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.32%
            6,000  ASSOCIATED INTERNATIONAL HOTELS+                                                             13,129
           13,000  BANYAN TREE HOLDINGS LIMITED                                                                  9,092
           23,974  BOYD GAMING CORPORATION+<<                                                                  292,243
            5,169  CHOICE HOTELS INTERNATIONAL INCORPORATED                                                    139,511
           16,983  EGYPTIAN FOR TOURISM RESORTS+                                                                10,239
           12,352  EIH LIMITED                                                                                  41,133
            2,200  FORMOSA INTERNATIONAL HOTELS CORPORATION                                                     35,194
            2,000  FUJITA KANKO INCORPORATED                                                                    14,769
           18,065  GAYLORD ENTERTAINMENT COMPANY+<<                                                            625,952
           22,238  HONGKONG & SHANGHAI HOTELS LIMITED                                                           31,683
              450  IMPERIAL HOTEL LIMITED                                                                       10,989
           20,653  INDIAN HOTELS COMPANY LIMITED                                                                35,828
            4,460  INTERCONTINENTAL HOTELS GROUP PLC                                                            60,193
           29,000  KLCC PROPERTY HOLDINGS BHD                                                                   23,088
            4,691  LAS VEGAS SANDS CORPORATION+<<                                                              222,400
           13,809  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                 389,552
            2,220  MILLENNIUM & COPTHORNE HOTELS PLC                                                            12,491
           72,600  MINOR INTERNATIONAL PCL                                                                      25,232
            1,136  ORBIS SA                                                                                     26,933
           18,719  ORIENT EXPRESS HOTELS LIMITED CLASS A<<                                                     672,012
           52,000  SHANGRI-LA ASIA LIMITED                                                                      99,850
           14,533  SINO HOTELS HOLDINGS LIMITED                                                                  6,690
           14,482  SKY CITY ENTERTAINMENT GROUP LIMITED                                                         36,434
           27,501  STARWOOD HOTELS & RESORTS WORLDWIDE
                   INCORPORATED<<                                                                              996,911
            8,724  TUI TRAVEL PLC                                                                               33,393
           13,552  VAIL RESORTS INCORPORATED+<<                                                                596,152
           36,065  WYNDHAM WORLDWIDE CORPORATION                                                               695,333
                                                                                                             5,156,426
                                                                                                        --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.33%
           22,500  3M COMPANY                                                                                1,611,000
           83,500  A-MAX HOLDINGS LIMITED+                                                                       2,917
           23,866  ACTUANT CORPORATION CLASS A<<                                                               752,972
           20,948  ADVANTECH COMPANY LIMITED                                                                    47,115

                   Wells Fargo Advantage Master Portfolios 133


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
            3,452  ALSTOM RGPT                                                                          $      350,662
           14,000  AMADA COMPANY LIMITED                                                                        84,798
              638  ANDRITZ AG                                                                                   39,126
           40,388  APPLE INCORPORATED+                                                                       6,846,978
           61,781  APPLIED MATERIALS INCORPORATED                                                            1,107,116
            2,000  ASAHI DIAMOND INDUSTRIAL COMPANY LIMITED                                                     13,511
            7,175  ASTEC INDUSTRIES INCORPORATED+<<                                                            246,820
           10,638  ATLAS COPCO AB CLASS A                                                                      148,492
            5,775  ATLAS COPCO AB CLASS B                                                                       73,893
           65,762  AXCELIS TECHNOLOGIES INCORPORATED+                                                          311,054
           14,033  BAKER HUGHES INCORPORATED                                                                 1,122,780
           76,032  BENQ CORPORATION                                                                             38,274
           11,153  BLACK BOX CORPORATION                                                                       399,724
              826  BNK PETROLEUM INCORPORATED+                                                                   1,376
              150  BOBST GROUP AG                                                                               10,565
           33,424  BRIGGS & STRATTON CORPORATION<<                                                             501,360
           76,030  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                564,143
           42,498  BROOKS AUTOMATION INCORPORATED+                                                             408,406
               80  BUCHER INDUSTRIES AG                                                                         16,402
           11,947  BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                  834,498
           36,238  CAMERON INTERNATIONAL CORPORATION+                                                        1,688,328
            3,700  CANON FINETECH INCORPORATED                                                                  44,829
            2,869  CAP GEMINI SA                                                                               169,387
            1,700  CAPCOM COMPANY LIMITED                                                                       51,968
           26,959  CARLISLE COMPANIES INCORPORATED                                                             873,202
            9,700  CASIO COMPUTER COMPANY LIMITED                                                              107,950
           23,400  CATCHER TECHNOLOGY COMPANY LIMITED                                                           78,528
            6,000  CHEN HSONG HOLDINGS                                                                           1,815
           18,832  CHICONY ELECTRONICS COMPANY LIMITED                                                          33,813
           21,000  CHINA INFRASTRUCTURE MACHINERY HOLDINGS LIMITED                                              18,229
            3,000  CHUGAI RO COMPANY LIMITED+                                                                   14,337
            2,400  CKD CORPORATION                                                                              11,734
           28,350  CLEVO COMPANY+                                                                               36,279
            1,514  CRANE GROUP LIMITED                                                                          17,945
           10,191  CROMPTON GREAVES LIMITED                                                                     62,393
           30,240  CUMMINS INCORPORATED                                                                      1,970,438
            8,000  DAIHEN CORPORATION                                                                           30,985
            1,169  DASSAULT SYSTEMES SA                                                                         70,651
           80,188  DELL INCORPORATED+                                                                        1,742,485
           89,403  DELTA ELECTRONICS INCORPORATED                                                              239,460
           12,737  DIEBOLD INCORPORATED                                                                        505,022
            1,100  DISCO CORPORATION                                                                            40,909
           29,921  DONALDSON COMPANY INCORPORATED                                                            1,313,831
            2,155  DOOSAN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                      153,218
            4,360  DOOSAN INFRACORE COMPANY LIMITED                                                             84,227
           38,200  DOVER CORPORATION                                                                         1,886,316
           13,695  DRESSER RAND GROUP INCORPORATED+                                                            555,469
           13,012  DRIL-QUIP INCORPORATED+                                                                     715,790
               34  EACCESS LIMITED                                                                              19,916
           32,800  EATON CORPORATION                                                                         2,400,304
           16,000  EBARA CORPORATION                                                                            37,431
           95,920  EMC CORPORATION+                                                                          1,465,658
           74,246  ENTEGRIS INCORPORATED+                                                                      457,355
            9,194  FLOWSERVE CORPORATION                                                                     1,214,711
           20,433  FMC TECHNOLOGIES INCORPORATED+<<                                                          1,094,391
           90,000  FONG'S INDUSTRIES COMPANY LIMITED                                                            29,521

                   134 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
           30,600  FOXCONN TECHNOLOGY COMPANY LIMITED                                                   $      151,039
           23,000  FUJI HEAVY INDUSTRIES LIMITED                                                               131,482
            1,600  FUJI MACHINE MANUFACTURING COMPANY LIMITED                                                   23,083
            1,100  FUJI SOFT INCORPORATED                                                                       19,695
           75,000  FUJITSU LIMITED                                                                             518,389
           10,000  FURUKAWA COMPANY LIMITED                                                                     16,979
           24,346  GAMESTOP CORPORATION CLASS A+                                                             1,068,059
           22,501  GARDNER DENVER INCORPORATED+                                                              1,015,695
              689  GILDEMEISTER AG                                                                              16,599
          113,815  HEWLETT-PACKARD COMPANY                                                                   5,340,200
            3,200  HEXAGON AB                                                                                   51,575
           32,370  HIGH TECH COMPUTER CORPORATION                                                              599,779
            1,000  HISAKA WORKS LIMITED                                                                         20,724
            3,200  HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED                                               74,806
            5,000  HITACHI KOKI COMPANY LIMITED                                                                 58,771
          122,000  HITACHI LIMITED                                                                             898,523
              900  HITACHI SOFTWARE ENGINEERING COMPANY LIMITED                                                 18,300
          250,000  HON HAI PRECISION INDUSTRY COMPANY LIMITED                                                1,254,134
            4,000  HOSOKAWA MICRON CORPORATION                                                                  18,428
           34,573  IDEX CORPORATION                                                                          1,281,621
            1,249  INDRA SISTEMAS SA                                                                            31,973
           10,672  INGERSOLL-RAND COMPANY LIMITED CLASS A                                                      394,117
           20,325  INTERMEC INCORPORATED+<<                                                                    408,329
           48,246  INTERNATIONAL BUSINESS MACHINES CORPORATION                                               5,872,986
          105,840  INVENTEC COMPANY LIMITED                                                                     62,093
            8,000  ISEKI & COMPANY LIMITED                                                                      21,150
            3,006  IT HOLDINGS CORPORATION+                                                                     47,297
            1,300  ITOCHU TECHNO-SCIENCE CORPORATION                                                            35,673
           15,785  JOHN BEAN TECHNOLOGIES CORPORATION+                                                         205,206
           52,000  JOHNSON ELECTRIC HOLDINGS LIMITED                                                            21,068
           17,240  JOY GLOBAL INCORPORATED                                                                   1,224,730
           12,356  KAYDON CORPORATION                                                                          688,600
            5,000  KITZ CORPORATION                                                                             22,479
           33,030  KOMATSU LIMITED                                                                             691,301
            3,500  KONAMI CORPORATION                                                                          106,879
           39,865  KUBOTA CORPORATION                                                                          278,344
           32,759  KULICKE & SOFFA INDUSTRIES INCORPORATED+<<                                                  168,381
           20,031  LAM RESEARCH CORPORATION+                                                                   736,340
           10,297  LARSEN & TOUBRO LIMITED                                                                     601,345
          126,000  LENOVO GROUP LIMITED                                                                         84,451
           19,100  LEXMARK INTERNATIONAL INCORPORATED+                                                         687,027
            8,380  LG PHILLIPS LCD COMPANY LIMITED                                                             206,495
           98,882  LITE-ON TECHNOLOGY CORPORATION                                                               97,146
            3,810  LOGITECH INTERNATIONAL SA+                                                                  101,565
            2,251  MAHARASHTRA SEAMLESS LIMITED                                                                 14,656
            4,000  MAKINO MILLING MACHINE COMPANY LIMITED                                                       18,296
                1  MAKITA CORPORATION                                                                               26
            1,767  MAN AG                                                                                      172,417
           20,715  MANITOWOC COMPANY INCORPORATED                                                              521,604
            1,000  MARUYAMA MANUFACTURING COMPANY INCORPORATED                                                   1,932
            2,000  MAX COMPANY LIMITED                                                                          19,159
            8,000  MEIDENSHA CORPORATION                                                                        21,180
              800  MEITEC CORPORATION                                                                           22,079
            2,000  MELCO HOLDINGS INCORPORATED                                                                  45,432
            2,085  METSO OYJ                                                                                    81,034
           35,363  MICROS SYSTEMS INCORPORATED+<<                                                            1,089,888

                   Wells Fargo Advantage Master Portfolios 135


             Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
            2,700  MISUMI GROUP INCORPORATED                                                            $       46,718
            4,996  MISYS PLC                                                                                    15,218
           62,132  MITAC INTERNATIONAL CORPORATION                                                              34,830
           76,000  MITSUBISHI ELECTRIC CORPORATION                                                             644,548
            6,300  MITSUI HIGH-TEC INCORPORATED                                                                 43,020
            3,000  MIURA COMPANY LIMITED                                                                        65,890
              500  MODEC INCORPORATED                                                                           15,842
           19,026  MODINE MANUFACTURING COMPANY                                                                300,991
            3,400  MORI SEIKI COMPANY LIMITED                                                                   43,955
            4,000  NABTESCO CORPORATION                                                                         41,498
            8,000  NACHI-FUJIKOSHI CORPORATION                                                                  25,500
           18,848  NATIONAL OILWELL VARCO INCORPORATED+                                                      1,389,663
              601  NCSOFT CORPORATION                                                                           28,651
              149  NEC CORPORATION ADR(a)                                                                          656
              897  NEOPOST SA                                                                                   93,517
               17  NET ONE SYSTEMS COMPANY LIMITED                                                              22,706
              900  NETUREN COMPANY LIMITED                                                                       6,658
            1,900  NIHON UNISYS LIMITED                                                                         29,685
            2,000  NIPPON THOMPSON COMPANY LIMITED                                                              10,581
            5,600  NOMURA RESEARCH INSTITUTE LIMITED                                                           127,073
           12,967  NORDSON CORPORATION                                                                         695,420
           27,785  NUANCE COMMUNICATIONS INCORPORATED+<<                                                       439,003
              270  OBIC COMPANY LIMITED                                                                         47,695
            1,107  OCE NV                                                                                       10,749
              900  OILES CORPORATION                                                                            15,531
            1,500  OKAYA & COMPANY LIMITED                                                                      17,583
            1,000  ORACLE CORPORATION JAPAN                                                                     43,575
            1,000  ORGANO CORPORATION                                                                            7,172
            3,095  ORMAT INDUSTRIES                                                                             34,475
              700  OTSUKA CORPORATION                                                                           50,211
              679  OUTOTEC OYJ                                                                                  30,845
           24,669  PALL CORPORATION                                                                          1,001,808
           63,484  PALM INCORPORATED+<<                                                                        540,249
           28,000  PARKER HANNIFIN CORPORATION                                                               1,793,960
              956  PASON SYSTEMS INCORPORATED+                                                                  13,938
           20,135  PENTAIR INCORPORATED<<                                                                      739,961
           42,400  PITNEY BOWES INCORPORATED                                                                 1,447,960
              588  PRAKTIKER BAU- UND HEIMWERKERMAERKTE AG                                                       8,787
          124,567  QUANTUM CORPORATION+<<                                                                      220,484
            1,108  RAMIRENT OYJ                                                                                  7,702
            3,700  RISO KAGAKU CORPORATION                                                                      48,077
          119,000  RITEK CORPORATION+                                                                           23,203
            8,000  RYOBI LIMITED                                                                                26,407
           19,416  SAGE GROUP PLC                                                                               74,029
           98,000  SANYO ELECTRIC COMPANY LIMITED+                                                             195,406
              292  SCHINDLER HOLDING SA                                                                         20,872
           10,203  SCIENTIFIC GAMES CORPORATION CLASS A+                                                       307,212
              668  SHAW INDUSTRIES LIMITED CLASS A+                                                             18,553
           21,000  SHIHLIN ELECTRIC+                                                                            22,615
              900  SHIMA SEIKI MANUFACTURING LIMITED                                                            20,943
            4,954  SIMS GROUP LIMITED                                                                          145,222
            1,900  SINTOKOGIO LIMITED                                                                           14,939
              976  SKF AB                                                                                       15,611
            2,200  SMC CORPORATION                                                                             226,188
           16,978  SMITH INTERNATIONAL INCORPORATED                                                          1,183,335
          118,500  SONUS NETWORKS INCORPORATED+<<                                                              400,530

                   136 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
            1,061  SPIRAX-SARCO ENGINEERING PLC                                                         $       21,390
            8,500  SPX CORPORATION                                                                           1,013,625
            7,500  STANLEY ELECTRIC COMPANY LIMITED                                                            151,091
           15,730  STANLEY WORKS                                                                               754,254
              750  SULZER AG                                                                                    92,152
           21,000  SUMITOMO HEAVY INDUSTRIES LIMITED                                                           102,113
            4,000  TADANO LIMITED                                                                               30,779
           10,052  TATA CONSULTANCY SERVICES LIMITED                                                           184,551
            1,665  TATA TEA LIMITED                                                                             26,680
            4,500  TDK CORPORATION                                                                             260,683
           27,854  TERADATA CORPORATION+                                                                       684,373
           16,211  TEREX CORPORATION                                                                           815,251
            2,505  THERMAX INDIA LIMITED                                                                        27,762
            4,600  THK COMPANY LIMITED                                                                          74,741
              760  TIETOENATOR OYJ                                                                              14,922
           15,303  TIMKEN COMPANY                                                                              494,593
           12,000  TORI HOLDINGS COMPANY LIMITED                                                                   767
           16,899  TORO COMPANY<<                                                                              690,662
          114,000  TOSHIBA CORPORATION                                                                         635,873
            3,000  TOSHIBA MACHINE COMPANY LIMITED                                                              13,160
           32,000  TPV TECHNOLOGY LIMITED                                                                       15,582
            3,500  TREND MICRO INCORPORATED                                                                    118,452
           11,000  TSUBAKIMOTO CHAIN COMPANY                                                                    56,009
              500  UNION TOOL COMPANY+                                                                          12,034
           11,000  UNISTEEL TECHNOLOGY LIMITED                                                                  14,971
           20,076  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                      1,268,000
           29,235  VERIFONE HOLDINGS INCORPORATED+<<                                                           589,378
           10,490  WATSCO INCORPORATED<<                                                                       536,983
            5,496  WEIR GROUP PLC                                                                               92,172
           44,281  WESTERN DIGITAL CORPORATION+                                                              1,207,100
              528  WINCOR NIXDORF AG                                                                            38,864
           51,151  WISTRON CORPORATION                                                                          74,059
            2,900  YAMAZEN CORPORATION                                                                          10,003
           70,000  YIEH PHUI ENTERPRISE+                                                                        28,096
            1,925  ZARDOYA-OTIS SA                                                                              38,901
            9,950  ZEBRA TECHNOLOGIES CORPORATION+                                                             310,639
                                                                                                            85,551,481
                                                                                                        --------------
INDUSTRIAL MACHINERY, COMPONENTS: 0.00%
              338   DEMAG CRANES AG                                                                             18,405
                                                                                                        --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.50%
            9,112  AON CORPORATION                                                                             432,729
           17,958  ARTHUR J. GALLAGHER & COMPANY                                                               475,528
              759  BALOISE HOLDING AG                                                                           64,935
            2,773  BENFIELD GROUP LIMITED                                                                       17,333
          378,000  CATHAY FINANCIAL HOLDING COMPANY LIMITED                                                    722,724
              568  CNP ASSURANCES                                                                               68,179
              670  GRUPO CATALANA OCCIDENTE SA                                                                  19,096
              438  HAREL INSURANCE INVESTMENTS & FINANCES LIMITED                                               19,068
           15,710  HILB ROGAL & HOBBS COMPANY                                                                  715,591
           28,524  HUMANA INCORPORATED+                                                                      1,323,514
            2,365  JARDINE LLOYD THOMPSON GROUP PLC                                                             19,457
           17,509  MARSH & MCLENNAN COMPANIES INCORPORATED                                                     559,062
            3,200  MATSUI SECURITIES COMPANY LIMITED                                                            22,575
           26,737  NATIONAL FINANCIAL PARTNERS CORPORATION<<                                                   539,285
           41,904  STANDARD LIFE PLC                                                                           190,903

                   Wells Fargo Advantage Master Portfolios 137


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
INSURANCE AGENTS, BROKERS & SERVICE (continued)
           10,000  TOKYO TATEMONO COMPANY LIMITED                                                       $       48,014
           70,353  UNUM GROUP                                                                                1,787,670
           27,981  WILLIS GROUP HOLDINGS LIMITED                                                               963,106
                                                                                                             7,988,769
                                                                                                        --------------
INSURANCE CARRIERS: 3.89%
           11,568  ACE LIMITED                                                                                 608,592
            2,965  ADMIRAL GROUP PLC                                                                            52,358
           21,769  AEGON NV                                                                                    256,439
           22,794  AETNA INCORPORATED                                                                          983,333
           17,000  AIOI INSURANCE COMPANY LIMITED                                                               83,692
            4,510  AKSIGORTA AS                                                                                 19,165
            6,639  ALLEANZA ASSICURAZIONI SPA                                                                   63,011
              901  ALLEGHANY CORPORATION                                                                       288,320
            7,847  ALLIANZ AG                                                                                1,307,109
                5  ALLIANZ AG ADR                                                                                   83
            9,386  ALLIED WORLD ASSURANCE HOLDINGS                                                             362,487
           18,927  ALLSTATE CORPORATION                                                                        854,176
              127  AMB GENERALI HOLDING AG                                                                      21,483
          185,149  AMBAC FINANCIAL GROUP INCORPORATED<<                                                      1,325,667
           14,981  AMERICAN FINANCIAL GROUP INCORPORATED                                                       427,408
           82,109  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                 1,764,522
            3,093  AMERICAN NATIONAL INSURANCE COMPANY                                                         295,227
           23,094  AMERIGROUP CORPORATION+                                                                     597,673
            5,039  AMLIN PLC                                                                                    26,579
           67,931  AMP LIMITED                                                                                 402,170
           10,514  ARCH CAPITAL GROUP LIMITED+                                                                 733,457
           20,364  ASSICURAZIONI GENERALI SPA                                                                  678,499
           19,766  ASSURANT INCORPORATED                                                                     1,154,927
           40,315  ASSURED GUARANTY LIMITED<<                                                                  655,522
           44,271  AVIVA PLC                                                                                   413,251
           30,681  AXA ASIA PACIFIC HOLDINGS LIMITED                                                           135,302
           30,616  AXA SA                                                                                      976,879
           29,069  AXIS CAPITAL HOLDINGS LIMITED                                                               971,777
            5,842  BEAZLEY GROUP PLC                                                                            11,816
            3,585  BRIT INSURANCE HOLDINGS PLC                                                                  12,624
            2,598  CATLIN GROUP LIMITED                                                                         15,443
           29,423  CENTENE CORPORATION+                                                                        664,371
           20,000  CHINA INSURANCE INTERNATIONAL HOLDINGS COMPANY LIMITED+                                      41,406
          355,000  CHINA LIFE INSURANCE COMPANY LIMITED CLASS H                                              1,349,321
           12,936  CHUBB CORPORATION                                                                           621,057
            9,380  CIGNA CORPORATION                                                                           392,834
           30,034  CINCINNATI FINANCIAL CORPORATION                                                            890,208
           36,813  CONSECO INCORPORATED+                                                                       330,213
           27,334  DELPHI FINANCIAL GROUP CLASS A                                                              733,371
           18,724  DISCOVERY HOLDINGS LIMITED                                                                   53,953
              540  DONGBU INSURANCE COMPANY LIMITED                                                             15,119
           10,568  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                        344,728
            8,548  ERIE INDEMNITY COMPANY                                                                      395,345
              155  EULER HERMES SA                                                                              12,405
           12,347  EVEREST REINSURANCE GROUP LIMITED                                                         1,014,059
              300  FAIRFAX FINANCIAL HOLDINGS LIMITED                                                           65,832
              424  FBD HOLDINGS PLC                                                                              8,840
           43,556  FIDELITY NATIONAL TITLE GROUP INCORPORATED<<                                                611,091
           15,564  FIRST AMERICAN CORPORATION                                                                  393,302
            1,309  FONDIARIA-SAI SPA                                                                            24,477

                   138 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
INSURANCE CARRIERS (continued)
           37,272  FRIENDS PROVIDENT PLC                                                                $       66,867
            6,000  FUJI FIRE & MARINE INSURANCE COMPANY LIMITED                                                 16,320
           14,584  GENWORTH FINANCIAL INCORPORATED<<                                                           234,073
            4,100  GREAT-WEST LIFECO INCORPORATED                                                              123,950
              959  HANNOVER RUECKVERSICHERUNG AG                                                                40,918
           10,682  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                              673,821
           22,297  HCC INSURANCE HOLDINGS INCORPORATED                                                         561,438
           17,199  HEALTH NET INCORPORATED+                                                                    475,552
               64  HELVETIA HOLDING AG                                                                          19,836
           27,084  HORACE MANN EDUCATORS CORPORATION                                                           403,552
            1,272  INDUSTRIAL ALLIANCE INSURANCE & FINANCIAL SERVICES
                      INCORPORATED                                                                              44,265
              478  ING CANADA INCORPORATED                                                                      18,007
           66,922  INSURANCE AUSTRALIA GROUP LIMITED                                                           226,219
           11,817  IPC HOLDINGS LIMITED                                                                        374,244
            3,397  KOREA REINSURANCE COMPANY                                                                    31,171
          102,655  LEGAL & GENERAL GROUP PLC                                                                   187,289
            5,960  LIBERTY GROUP LIMITED                                                                        54,378
            9,160  LINCOLN NATIONAL CORPORATION                                                                464,943
           15,094  LOEWS CORPORATION                                                                           655,532
           26,000  MANULIFE FINANCIAL CORPORATION                                                              933,189
           10,365  MAPFRE SA                                                                                    49,569
            1,525  MARKEL CORPORATION+                                                                         564,250
           31,509  MAX CAPITAL GROUP LIMITED                                                                   819,234
           47,005  MBIA INCORPORATED+<<                                                                        762,421
            2,596  MEDIOLANUM SPA                                                                               11,260
            4,916  MERCURY GENERAL CORPORATION                                                                 250,421
            1,194  MERITZ FIRE MARINE INSURANCE                                                                 10,298
           15,120  METLIFE INCORPORATED                                                                        819,504
           51,239  MGIC INVESTMENT CORPORATION<<                                                               430,920
            2,804  MILANO ASSICURAZIONI SPA                                                                     14,284
           30,300  MILLEA HOLDINGS INCORPORATED                                                              1,027,692
           14,800  MITSUI SUMITOMO INSURANCE GROUP HOLDINGS INCORPORATED                                       485,427
           58,646  MONTPELIER RE HOLDINGS LIMITED                                                              949,479
            3,601  MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG                                               559,080
              226  MUTUAL & FEDERAL INSURANCE COMPANY LIMITED                                                      519
           31,216  NATIONWIDE FINANCIAL SERVICES                                                             1,605,751
           28,000  NIPPONKOA INSURANCE COMPANY LIMITED                                                         183,706
            9,000  NISSAY DOWA GENERAL INSURANCE COMPANY LIMITED                                                46,879
           88,654  OLD MUTUAL PLC                                                                              156,793
           44,885  OLD REPUBLIC INTERNATIONAL CORPORATION                                                      490,593
           10,845  PARTNERRE LIMITED                                                                           747,329
           25,740  PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                            1,537,450
           72,972  PHOENIX COMPANIES INCORPORATED                                                              869,097
          120,000  PICC PROPERTY & CASUALTY COMPANY LIMITED                                                     67,753
           67,500  PING AN INSURANCE GROUP COMPANY OF CHINA LIMITED                                            492,556
           33,089  PLATINUM UNDERWRITERS HOLDINGS LIMITED                                                    1,196,167
           49,577  PMI GROUP INCORPORATED<<                                                                    177,981
            6,000  POWER CORPORATION OF CANADA                                                                 185,798
            3,700  POWER FINANCIAL CORPORATION                                                                 120,673
            8,709  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                      398,785
           13,436  PROASSURANCE CORPORATION+                                                                   724,200
           13,508  PROTECTIVE LIFE CORPORATION                                                                 490,205
           14,962  PRUDENTIAL FINANCIAL INCORPORATED                                                         1,102,849
           41,615  PRUDENTIAL PLC                                                                              413,265
           31,802  QBE INSURANCE GROUP LIMITED                                                                 646,791
           49,013  RADIAN GROUP INCORPORATED<<                                                                 187,720

                   Wells Fargo Advantage Master Portfolios 139


             Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
INSURANCE CARRIERS (continued)
            5,552  REINSURANCE GROUP OF AMERICA INCORPORATED<<                                          $      267,384
           12,892  RENAISSANCERE HOLDINGS LIMITED                                                              653,753
            8,986  RLI CORPORATION                                                                             502,407
           63,924  ROYAL & SUN ALLIANCE INSURANCE GROUP PLC                                                    175,007
           18,009  SAFECO CORPORATION                                                                        1,217,408
            2,082  SAMSUNG FIRE & MARINE INSURANCE COMPANY LIMITED                                             378,113
          103,022  SANLAM LIMITED                                                                              237,662
            2,513  SCOR REGROUPE                                                                                57,896
           36,167  SELECTIVE INSURANCE GROUP INCORPORATED                                                      873,071
              515  SOCIETA CATTOLICA DI ASSICURAZIONI SCRL                                                      24,385
           34,000  SOMPO JAPAN INSURANCE INCORPORATED                                                          306,561
            3,034  ST. JAMES'S PLACE PLC                                                                        12,297
                1  STANCORP FINANCIAL GROUP INCORPORATED                                                            27
            7,000  STOREBRAND ASA                                                                               54,409
            9,700  SUN LIFE FINANCIAL INCORPORATED                                                             374,096
              671  SWISS LIFE HOLDING                                                                          122,071
            6,025  SWISS REINSURANCE                                                                           370,588
            8,950  T&D HOLDINGS INCORPORATED                                                                   469,617
           10,000  TAIWAN LIFE INSURANCE COMPANY LIMITED                                                        10,053
           20,910  THE TRAVELERS COMPANIES INCORPORATED                                                        923,386
              200  TOPDANMARK AS+                                                                               29,498
           17,999  TORCHMARK CORPORATION                                                                     1,075,260
           12,124  UNIPOL SPA                                                                                   30,227
           57,202  UNITEDHEALTH GROUP INCORPORATED                                                           1,741,801
            9,420  UNITRIN INCORPORATED                                                                        240,493
           30,163  W.R. BERKLEY CORPORATION                                                                    710,640
            6,016  WELLCARE HEALTH PLANS INCORPORATED+                                                         251,228
           18,300  WELLPOINT INCORPORATED+                                                                     966,057
            1,199  WHITE MOUNTAIN INSURANCE GROUP LIMITED                                                      567,007
           35,444  XL CAPITAL LIMITED CLASS A                                                                  712,424
           61,882  YAPI VE KREDI BANKASI AS                                                                    137,551
           24,882  ZENITH NATIONAL INSURANCE CORPORATION                                                       950,244
           12,540  ZURICH FINANCIAL SERVICES AG                                                                329,384
                                                                                                            62,435,191
                                                                                                        --------------
INSURANCE-MULTI LINE: 0.00%
            1,751  FONDIARIA SAI SPA                                                                            48,516
                                                                                                        --------------
INTERNET SOFTWARE: 0.00%
                6  ACCESS COMPANY LIMITED+                                                                      11,647
              732  FREENET AG                                                                                   10,648
                                                                                                                22,295
                                                                                                        --------------
INVESTMENT COMPANIES: 0.00%
              260  BB BIOTECH AG                                                                                22,159
                                                                                                        --------------
INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES: 0.01%
          104,000  ABOITIZ EQUITY VENTURES INCORPORATED                                                         16,470
           48,500  BERJAYA CORPORATION BHD                                                                      10,873
            1,319  GROUPE BRUXELLES LAMBERT SA                                                                 137,151
            2,719  TULLETT PREBON PLC                                                                           21,832
                                                                                                               186,326
                                                                                                        --------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.09%
           52,471  CORRECTIONS CORPORATION OF AMERICA+                                                       1,395,729
                                                                                                        --------------

                   140 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
LEATHER & LEATHER PRODUCTS: 0.11%
           28,217  BROWN SHOE COMPANY INCORPORATED<<                                                    $      428,898
           15,786  COACH INCORPORATED+                                                                         457,636
            9,364  GENESCO INCORPORATED+<<                                                                     342,816
           31,014  TIMBERLAND COMPANY+                                                                         522,896
                                                                                                             1,752,246
                                                                                                        --------------
LEGAL SERVICES: 0.15%
           21,152  FTI CONSULTING INCORPORATED+                                                              1,552,557
            3,699  PRE-PAID LEGAL SERVICES INCORPORATED<<                                                      165,123
           15,669  RAYONIER INCORPORATED                                                                       704,948
                                                                                                             2,422,628
                                                                                                        --------------
LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION: 0.01%
               18  AP MOLLER-MAERSK AS                                                                         201,379
           14,482  MACMAHON HOLDINGS LIMITED                                                                    21,667
                                                                                                               223,046
                                                                                                        --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.07%
            3,799  BABCOCK INTERNATIONAL GROUP                                                                  41,462
          162,500  BARITO PACIFIC TBK PT+                                                                       27,213
            1,859  CANFOR CORPORATION+                                                                          19,014
           33,500  CHAMPION ENTERPRISES INCORPORATED+<<                                                        163,815
           70,495  LOUISIANA-PACIFIC CORPORATION+                                                              686,621
              694  PFLEIDERER AG                                                                                10,412
            2,276  SINO-FOREST CORPORATION+                                                                     42,871
              325  TECNICAS REUNIDAS SA                                                                         21,445
          120,930  TERRANOVA SA                                                                                 19,693
              504  WEST FRASER TIMBER COMPANY LIMITED+                                                          18,607
                                                                                                             1,051,153
                                                                                                        --------------
MACHINERY: 0.03%
            3,500  DAIFUKU COMPANY LIMITED                                                                      28,648
                1  HUSQVARNA AB                                                                                      6
            4,105  HUSQVARNA AB B SHARES                                                                        33,119
           14,000  JAPAN STEEL WORKS                                                                           241,107
            5,000  OKUMA CORPORATION                                                                            35,939
            3,400  OSG CORPORATION                                                                              29,131
              575  RHEINMETALL BERLIN                                                                           36,602
            2,589  SEVAN MARINE ASA+                                                                            26,599
                                                                                                               431,151
                                                                                                        --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS: 2.98%
            2,200  A&D COMPANY LIMITED                                                                          16,198
           26,185  ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                     566,382
           30,318  AFFYMETRIX INCORPORATED+<<                                                                  260,128
            2,819  AGFA-GEVAERT NV                                                                              22,449
           16,663  AGILENT TECHNOLOGIES INCORPORATED+                                                          579,206
           10,300  ALFA LAVAL AB                                                                               140,563
           13,804  ALLERGAN INCORPORATED                                                                       771,229
              708  ALTANA AG                                                                                    11,294
           30,959  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+<<                                           551,070
           33,745  APPLIED BIOSYSTEMS                                                                        1,231,355
           11,808  ARTHROCARE CORPORATION+<<                                                                   302,757
           13,310  BAYER AG                                                                                  1,051,921
            9,662  BECKMAN COULTER INCORPORATED                                                                713,249

                   Wells Fargo Advantage Master Portfolios 141


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
           10,482  BECTON DICKINSON & COMPANY                                                           $      915,917
              201  BEKAERT SA                                                                                   35,051
            8,043  BIO-RAD LABORATORIES INCORPORATED+                                                          865,427
           26,000  BIOSENSORS INTERNATIONAL GROUP LIMITED+                                                      11,276
           65,653  BOSTON SCIENTIFIC CORPORATION+                                                              824,602
           15,789  CELERA CORPORATION+                                                                         221,046
           24,100  CEPHEID INCORPORATED+<<                                                                     448,260
            2,298  COCHLEAR LIMITED                                                                            107,817
           14,610  COHU INCORPORATED                                                                           243,987
              412  COLOPLAST AS CLASS B                                                                         29,497
            1,365  COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS+                                                 56,046
            2,700  COSEL COMPANY LIMITED                                                                        24,288
           16,594  CR BARD INCORPORATED                                                                      1,550,709
           11,197  DANAHER CORPORATION                                                                         913,339
           22,262  DENTSPLY INTERNATIONAL INCORPORATED<<                                                       872,448
           17,643  DRS TECHNOLOGIES INCORPORATED                                                             1,404,736
           57,802  EASTMAN KODAK COMPANY<<                                                                     935,814
            1,156  ELEKTA AB CLASS B                                                                            24,538
           17,133  ENERGY CONVERSION DEVICES INCORPORATED+<<                                                 1,287,888
           11,126  ESCO TECHNOLOGIES INCORPORATED+<<                                                           529,709
            3,600  ESPEC CORPORATION                                                                            25,224
            3,852  ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE                                             204,917
           12,898  ESTERLINE TECHNOLOGIES CORPORATION+                                                         728,608
           17,941  FISHER & PAYKEL HEALTHCARE CORPORATION                                                       39,450
           21,900  FLIR SYSTEMS INCORPORATED+                                                                  781,830
           20,886  FORMFACTOR INCORPORATED+<<                                                                  400,802
           21,700  FOSSIL INCORPORATED+                                                                        649,264
            1,153  FRESENIUS AG                                                                                 93,911
           18,000  FUJIFILM HOLDINGS CORPORATION                                                               495,288
           13,000  FUJIKURA LIMITED                                                                             60,512
              500  FUKUDA DENSHI COMPANY LIMITED                                                                11,014
           25,000  FURUKAWA ELECTRIC COMPANY LIMITED                                                           128,914
            5,792  GARMIN LIMITED<<                                                                            201,330
            2,800  GETINGE AB                                                                                   63,796
           40,000  GOLDEN MEDITECH COMPANY LIMITED                                                              11,922
           11,156  HAEMONETICS CORPORATION+<<                                                                  699,704
            4,905  HALMA PLC                                                                                    17,981
            6,000  HITACHI CABLE LIMITED                                                                        21,611
              400  HOGY MEDICAL COMPANY LIMITED                                                                 19,209
           40,915  HOLOGIC INCORPORATED+<<                                                                     868,216
           15,900  HOYA CORPORATION                                                                            324,124
            6,331  INTUITIVE SURGICAL INCORPORATED+                                                          1,869,354
           36,600  ION GEOPHYSICAL CORPORATION+<<                                                              589,992
           14,311  ITRON INCORPORATED+<<                                                                     1,482,333
           18,500  KONICA MINOLTA HOLDINGS INCORPORATED                                                        254,982
            4,162  LARGAN PRECISION COMPANY LIMITED                                                             56,165
            2,058  LUXOTTICA GROUP SPA                                                                          51,642
           52,123  MEDTRONIC INCORPORATED                                                                    2,845,916
           14,529  MENTOR CORPORATION<<                                                                        358,576
            5,567  METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                  585,648
            8,422  MILLIPORE CORPORATION+                                                                      631,734
            9,571  MINE SAFETY APPLIANCES COMPANY<<                                                            347,714
            3,000  MOCHIDA PHARMACEUTICAL COMPANY LIMITED                                                       36,454
           25,843  NATIONAL INSTRUMENTS CORPORATION                                                            834,212
           14,632  NEWPORT CORPORATION+                                                                        137,102
            1,500  NIHON KOHDEN CORPORATION                                                                     32,706

                   142 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (continued)
           13,000  NIKON CORPORATION                                                                    $      421,930
            1,000  NIPRO CORPORATION                                                                            18,251
            5,932  OLYMPUS CORPORATION ADR<<                                                                   195,137
           21,244  ORBOTECH LIMITED                                                                            229,435
              951  ORION OYJ                                                                                    17,900
            5,000  OSAKI ELECTRIC COMPANY LIMITED                                                               28,487
           69,000  OSIM INTERNATIONAL LIMITED                                                                   12,173
            3,500  PARIS MIKI INCORPORATED                                                                      29,471
            5,016  PHARMAXIS LIMITED+                                                                            9,456
              692  PHONAK HOLDING AG                                                                            50,054
           11,929  RESMED INCORPORATED+<<                                                                      558,277
           20,951  ROCKWELL AUTOMATION INCORPORATED                                                            989,097
           14,266  ROPER INDUSTRIES INCORPORATED<<                                                             842,835
            9,000  SHIMADZU CORPORATION                                                                         84,349
            5,002  SILEX SYSTEMS LIMITED+                                                                       30,648
           41,090  SIRF TECHNOLOGY HOLDINGS INCORPORATED+<<                                                     76,017
            2,425  SSL INTERNATIONAL PLC                                                                        20,887
           15,306  ST. JUDE MEDICAL INCORPORATED+                                                              701,474
           41,978  STERIS CORPORATION<<                                                                      1,543,531
               84  STRAUMANN HOLDING AG                                                                         22,511
           14,308  STRYKER CORPORATION                                                                         961,355
           27,700  SUMITOMO ELECTRIC INDUSTRIES LIMITED                                                        317,873
            3,300  SUZUKEN COMPANY LIMITED                                                                     118,546
            1,153  SYNTHES INCORPORATED                                                                        159,551
            8,000  TAISHO PHARMACEUTICAL COMPANY LIMITED                                                       169,692
              600  TAMRON COMPANY LIMITED                                                                       10,960
              201  TECAN GROUP AG                                                                               11,390
           16,922  TECHNE CORPORATION+                                                                       1,305,871
           13,984  TELEDYNE TECHNOLOGIES INCORPORATED+                                                         871,623
           33,908  TERADYNE INCORPORATED+<<                                                                    316,362
            6,900  TERUMO CORPORATION                                                                          383,863
            1,200  TGS NOPEC GEOPHYSICAL COMPANY ASA+                                                           16,024
              970  TITAN INDUSTRIES LIMITED                                                                     27,777
            1,200  TOA MEDICAL ELECTRONICS COMPANY                                                              52,333
            1,400  TOPCON CORPORATION                                                                            9,304
           18,543  TRIMBLE NAVIGATION LIMITED+                                                                 627,681
            4,300  USHIO INCORPORATED                                                                           65,124
           13,387  VARIAN INCORPORATED+<<                                                                      665,468
            3,191  VESTAS WIND SYSTEMS AS+                                                                     432,998
           15,965  WATERS CORPORATION+                                                                       1,089,611
              396  WILLIAM DEMANT HOLDING+                                                                      19,116
            4,100  YAMATAKE CORPORATION                                                                         79,538
           10,955  ZIMMER HOLDINGS INCORPORATED+                                                               793,032
                                                                                                            47,869,365
                                                                                                        --------------
      MEDIA: 0.00%
              820  MODERN TIMES GROUP MTG B SHARES                                                              43,402
              977  VOCENTO SA                                                                                   10,733
                                                                                                                54,135
                                                                                                        --------------
      MEDICAL EQUIPMENT & SUPPLIES: 0.08%
           19,831  INVACARE CORPORATION<<                                                                      504,302
           15,300  NUVASIVE INCORPORATED+<<                                                                    729,198
                                                                                                             1,233,500
                                                                                                        --------------

                   Wells Fargo Advantage Master Portfolios 143


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
MEDICAL MANAGEMENT SERVICES: 0.06%
          281,100  BANGKOK CHAIN HOSPITAL PCL                                                           $       60,341
           24,199  COVENTRY HEALTH CARE INCORPORATED+                                                          847,449
                                                                                                               907,790
                                                                                                        --------------
MEDICAL PRODUCTS: 0.18%
           29,000  BAXTER INTERNATIONAL INCORPORATED                                                         1,965,040
            8,975  ILLUMINA INCORPORATED+<<                                                                    773,017
              397  ROCHE HOLDINGS AG - BEARER SHARES                                                            72,915
                                                                                                             2,810,972
                                                                                                        --------------
METAL MINING: 1.10%
            3,793  ACCOR SA                                                                                    250,835
            5,420  ADITYA BIRLA MINERALS LIMITED                                                                 7,531
            3,611  AFRICAN RAINBOW MINERALS LIMITED                                                            121,248
            2,222  AGNICO EAGLE MINES LIMITED                                                                  127,548
           40,215  ALUMINA LIMITED(a)                                                                          165,951
            8,931  ANDEAN RESOURCES LIMITED+                                                                     9,767
          152,174  ANEKA TAMBANG TBK PT                                                                         31,109
           23,311  ANGLO AMERICAN PLC                                                                        1,239,108
            3,120  ANGLO PLATINUM LIMITED                                                                      393,010
           15,923  ANGLOGOLD ASHANTI LIMITED                                                                   428,042
            5,164  AQUILA RESOURCES LIMITED+                                                                    71,575
            2,262  AURIZON MINES LIMITED+                                                                        7,030
            6,457  AVOCA RESOURCES LIMITED+                                                                     10,228
            5,200  BANPU PCL                                                                                    59,067
            3,268  BANRO CORPORATION+                                                                           11,326
           14,400  BARRICK GOLD CORPORATION                                                                    501,111
            9,025  BHARAT FORGE LIMITED                                                                         54,337
            4,500  BOLIDEN AB                                                                                   28,349
            5,200  CAMECO CORPORATION                                                                          156,421
           19,141  CENTAMIN EGYPT LIMITED+                                                                      17,883
          156,000  CHINA MINING RESOURCES GROUP LIMITED+                                                         8,545
            8,246  CIA DE MINAS BUENAVENTURA SA                                                                192,775
           29,894  CIA MINERA MILPO SA                                                                          79,002
           62,246  CIA VALE DO RIO DOCE                                                                      1,652,383
           15,156  CLEVELAND CLIFFS INCORPORATED                                                             1,534,090
            9,842  COAL OF AFRICA LIMITED+                                                                      25,654
          243,200  COEUR D'ALENE MINES CORPORATION+<<                                                          435,328
              629  COMPASS RESOURCES NL+                                                                           339
            1,265  DENISON MINES CORPORATION+                                                                    7,160
            8,467  EASTERN PLATINUM LIMITED+                                                                    12,519
            4,392  ELDORADO GOLD CORPORATION+                                                                   34,911
            9,374  EQUINOX MINERALS LIMITED+                                                                    35,314
              191  ERAMET                                                                                      104,586
            5,033  EURASIAN NATURAL RESOURCES CORPORATION                                                       91,955
            2,612  EUROPEAN GOLDFIELDS LIMITED+                                                                 10,430
            1,084  FIRST QUANTUM MINERALS LIMITED                                                               69,932
              842  FNX MINING COMPANY INCORPORATED+                                                             12,291
           75,806  FORTESCUE METALS GROUP LIMITED+                                                             492,487
            1,514  FRANCO-NEVADA CORPORATION                                                                    30,157
            6,162  GABRIEL RESOURCES LIMITED+                                                                   13,000
            1,892  GAMMON LAKE RESOURCES INCORPORATED+                                                          17,605
           14,745  GINDALBIE METALS LIMITED+                                                                    11,365
           30,510  GOLD FIELDS LIMITED                                                                         279,181
           11,936  GOLDCORP INCORPORATED                                                                       406,035
          197,591  GRUPO MEXICO SAB DE CV                                                                      329,167

                   144 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
METAL MINING (continued)
            1,859  GUYANA GOLDFIELDS INCORPORATED+                                                      $        5,935
           15,239  HARMONY GOLD MINING COMPANY LIMITED+                                                        132,894
            3,616  HINDALCO INDUSTRIES LIMITED                                                                  10,008
            6,787  HINDUSTAN ZINC LIMITED                                                                       87,863
            2,100  HUDBAY MINERALS INCORPORATED+                                                                21,241
            4,701  IAMGOLD CORPORATION                                                                          30,992
           29,966  IMPALA PLATINUM HOLDINGS LIMITED                                                            845,507
            4,101  INDEPENDENCE GROUP NL                                                                        11,514
           13,243  INDOPHIL RESOURCES NL+                                                                       13,733
              676  INMET MINING CORPORATION                                                                     40,714
           95,928  INTERNATIONAL NICKEL INDONESIA TBK                                                           38,755
            4,042  IVANHOE MINES LIMITED+                                                                       45,491
           12,681  KAGARA ZINC LIMITED                                                                          33,740
            2,214  KATANGA MINING LIMITED+                                                                      23,979
            4,511  KAZAKHMYS PLC                                                                               105,857
            5,753  KGHM POLSKA MIEDZ SA                                                                        193,691
            3,013  KINGSGATE CONSOLIDATED LIMITED                                                               12,764
            9,769  KINROSS GOLD CORPORATION                                                                    161,007
              587  KOREA ZINC COMPANY LIMITED                                                                   67,856
              260  LABRADOR IRON ORE ROYALTY INCOME FUND+                                                       13,644
            2,540  LONMIN PLC                                                                                  160,425
            4,655  LUNDIN MINING CORPORATION+                                                                   22,271
            6,401  MINARA RESOURCES LIMITED                                                                      8,454
            5,400  MINCOR RESOURCES NL                                                                           8,708
            4,880  MINEFINDERS CORPORATION+                                                                     38,606
            3,262  MIRABELA NICKEL LIMITED+                                                                     13,929
           22,000  MITSUI MINING & SMELTING COMPANY LIMITED                                                     58,619
           12,447  MURCHISON METALS LIMITED+                                                                    23,501
           15,826  NEWCREST MINING LIMITED                                                                     371,129
           19,764  NEWMONT MINING CORPORATION                                                                  891,356
              926  NEWMONT MINING CORPORATION OF CANADA LIMITED                                                 41,582
            3,000  NIPPON DENKO COMPANY LIMITED                                                                 25,818
           19,000  NIPPON LIGHT METAL COMPANY LIMITED                                                           28,667
            6,396  NORTHAM PLATINUM LIMITED                                                                     44,513
          306,000  OCEAN GRAND HOLDINGS LIMITED                                                                 39,600
           28,126  OM HOLDINGS LIMITED                                                                          57,837
              700  ONOKEN COMPANY LIMITED                                                                       10,427
            1,618  OUTOKUMPU OYJ                                                                                38,744
            5,000  PACIFIC METALS COMPANY LIMITED                                                               31,998
            1,279  PAN AMERICAN SILVER CORPORATION+                                                             34,330
           46,179  PAN AUSTRALIAN RESOURCES LIMITED+                                                            34,137
           12,593  QUEST CAPITAL CORPORATION                                                                    20,399
            2,243  RED BACK MINING INCORPORATED+                                                                14,470
            8,671  RESOLUTE MINING LIMITED+                                                                     11,854
           10,210  RIO TINTO LIMITED                                                                         1,107,003
           17,318  RIO TINTO PLC                                                                             1,643,981
            6,431  RIVERSDALE MINING LIMITED                                                                    56,984
            5,152  SALLY MALAY MINING LIMITED                                                                    9,604
            8,750  SESA GOA LIMITED                                                                             31,355
            4,146  SHERRITT INTERNATIONAL CORPORATION                                                           37,290
              680  SILVER STANDARD RESOURCES INCORPORATED+                                                      17,272
            1,187  SILVER WHEATON CORPORATION+                                                                  13,750
            1,891  SILVERCORP METALS INCORPORATED                                                                7,907
              944  SOCIEDAD MINERA CERRO VERDE SA+                                                              21,004
            3,920  SOCIEDAD MINERA EL BROCAL SA+                                                                52,063
            5,760  SOUTHERN COPPER CORPORATION<<                                                               147,053

                   Wells Fargo Advantage Master Portfolios 145


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
METAL MINING (continued)
           28,404  STILLWATER MINING COMPANY+<<                                                         $      211,610
           11,000  SUMITOMO LIGHT METAL INDUSTRIES LIMITED                                                      11,783
           42,782  SUNDANCE RESOURCES LIMITED AUSTRALIA+                                                         9,200
            5,907  SXR URANIUM ONE INCORPORATED+                                                                25,313
            6,222  SYLVANIA RESOURCES LIMITED+                                                                   7,548
            7,175  TECK COMINCO INCORPORATED LIMITED                                                           299,777
            1,878  THOMPSON CREEK METALS COMPANY INCORPORATED+                                                  29,449
           80,000  TIMAH TBK PT                                                                                 22,347
            1,200  TOHO TITANIUM COMPANY LIMITED                                                                17,754
           54,500  TYCOONS WORLDWIDE GROUPS THAILAND PCL                                                        10,824
            8,018  UNITED PHOSPHORUS LIMITED                                                                    60,867
            1,983  VEDANTA RESOURCES PLC                                                                        65,475
           26,014  VOLCAN CIA MINERA SAA+                                                                       30,849
            4,171  WESTERN AREAS NL+                                                                            33,099
           11,308  YAMANA GOLD INCORPORATED                                                                    122,798
          176,000  ZIJIN MINING GROUP COMPANY LIMITED CLASS H                                                  119,059
                                                                                                            17,729,264
                                                                                                        --------------
MINING: 0.01%
              947  ASSORE LIMITED                                                                               92,233
            1,908  AURELIAN RESOURCES INCORPORATED+                                                             10,872
                                                                                                               103,105
                                                                                                        --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.53%
              588  ABER DIAMOND CORPORATION                                                                     11,519
            5,780  ANTOFAGASTA PLC                                                                              64,968
          122,403  BHP BILLITON LIMITED                                                                      4,299,017
           53,023  BOART LONGYEAR GROUP                                                                         88,695
            2,604  BRADKEN LIMITED                                                                              24,403
           43,000  CHINA MOLYBDENUM COMPANY LIMITED                                                             27,988
           11,000  DOWA MINING COMPANY LIMITED                                                                  61,282
           22,086  ILUKA RESOURCES LIMITED                                                                      84,196
           65,000  JIANGXI COPPER COMPANY LIMITED                                                              103,159
           82,553  LIHIR GOLD LIMITED+                                                                         167,387
           17,759  LYNAS CORPORATION LIMITED+                                                                   17,364
           14,182  MINSUR SA                                                                                    32,866
           45,000  MITSUBISHI MATERIALS CORPORATION                                                            159,682
           40,000  MONGOLIA ENERGY COMPANY LIMITED+                                                             36,948
           18,676  MOUNT GIBSON IRON LIMITED                                                                    38,225
          118,707  OXIANA LIMITED                                                                              176,731
           16,220  PALADIN RESOURCES LIMITED+                                                                   80,024
            5,100  POTASH CORPORATION OF SASKATCHEWAN                                                          887,433
              813  QUADRA MINING LIMITED+                                                                       12,978
            1,115  RANDGOLD RESOURCES LIMITED                                                                   49,440
           22,281  ST BARBARA LIMITED+                                                                           4,084
            3,800  STRAITS RESOURCES LIMITED                                                                    17,930
           21,000  SUMITOMO METAL MINING COMPANY LIMITED                                                       267,551
            1,850  UMICORE                                                                                      81,069
           14,545  VULCAN MATERIALS COMPANY<<                                                                1,088,555
           11,144  XSTRATA PLC                                                                                 621,315
                                                                                                             8,504,809
                                                                                                        --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.14%
              901  AALBERTS INDUSTRIES NV                                                                       13,856
              307  ADVANCED METALLURGICAL GROUP NV+                                                             18,418
            6,434  AFRICAN OXYGEN LIMITED                                                                       22,546

                   146 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
          180,000  ALLIANCE GLOBAL GROUP INCORPORATED+                                                  $       18,117
            1,800  AMANO CORPORATION                                                                            15,499
           21,000  ANTA SPORTS PRODUCTS LIMITED                                                                 14,874
              608  AREVA T&D INDIA LIMITED                                                                      20,941
              882  BHARAT ELECTRONICS LIMITED                                                                   18,376
           26,491  BLUESCOPE STEEL LIMITED                                                                     208,300
           17,441  BLYTH INCORPORATED                                                                          275,742
            5,263  BUNZL PLC                                                                                    68,411
           43,491  CALLAWAY GOLF COMPANY                                                                       590,608
            1,859  CAMPBELL BROTHERS LIMITED                                                                    55,820
            2,353  CHEIL INDUSTRIES INCORPORATED                                                               111,487
           25,200  CHINA AEROSPACE INTERNATIONAL HOLDINGS LIMITED+                                               2,180
           26,356  CIPLA LIMITED INDIA                                                                         143,471
            2,628  COLGATE PALMOLIVE INDIA LIMITED                                                              24,356
            5,789  COOKSON GROUP PLC                                                                            68,335
            4,431  CUMMINS INDIA LIMITED                                                                        31,819
           11,414  DABUR INDIA LIMITED                                                                          23,592
              903  DOOSAN CORPORATION+                                                                         101,299
            2,181  ELSWEDY CABLES HOLDING COMPANY+                                                              55,198
           64,000  FIRST PACIFIC COMPANY LIMITED                                                                39,504
           32,000  FOSUN INTERNATIONAL+                                                                         17,885
           65,000  FOXCONN INTERNATIONAL HOLDINGS LIMITED+                                                      48,238
           26,966  FUTURIS CORPORATION LIMITED                                                                  31,798
           47,000  GALAXY ENTERTAINMENT GROUP LIMITED+                                                          18,145
            7,800  GINTECH ENERGY CORPORATION+                                                                  59,248
            4,300  GLORY LIMITED                                                                                91,735
            3,402  GRASIM INDUSTRIES LIMITED                                                                   148,191
            6,598  GWA INTERNATIONAL LIMITED+                                                                   16,025
           25,025  HASBRO INCORPORATED                                                                         935,935
           32,000  HENGAN INTERNATIONAL GROUP COMPANY LIMITED                                                  107,046
           41,318  HILLENBRAND INCORPORATED                                                                    982,542
            4,142  HILLS INDUSTRIES LIMITED                                                                     15,049
           47,917  HINDALCO INDUSTRIES LIMITED++                                                               139,438
              700  HITACHI MAXELL LIMITED                                                                        7,820
          237,835  IDT INTERNATIONAL LIMITED+                                                                    8,461
            5,387  IMI PLC                                                                                      48,942
            4,223  INDUSTRIAS PENOLES SA DE CV                                                                  69,776
           11,785  INVENSYS PLC+                                                                                60,134
           51,000  ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED                                         87,300
              261  ITALMOBILIARE SPA                                                                            13,723
           19,106  JAKKS PACIFIC INCORPORATED+<<                                                               476,695
            2,900  JAPAN CASH MACHINE COMPANY LIMITED                                                           24,969
           98,763  JOHNSON & JOHNSON                                                                         6,955,878
           12,000  JS GROUP CORPORATION                                                                        162,903
           70,000  KAWASAKI HEAVY INDUSTRIES LIMITED                                                           154,340
              332  KOOR INDUSTRIES LIMITED                                                                      14,597
            2,100  KOSE CORPORATION                                                                             57,096
              626  KRONES AG                                                                                    45,800
              469  LEONI AG                                                                                     20,808
           21,105  LITE-ON IT CORPORATION+                                                                      16,287
            2,025  LUPIN LIMITED                                                                                33,482
           72,495  MATTEL INCORPORATED                                                                       1,401,328
            2,109  MELROSE PLC                                                                                   6,206
          117,000  MITSUBISHI HEAVY INDUSTRIES LIMITED                                                         558,787
            1,200  MITSUBISHI PENCIL COMPANY LIMITED                                                            15,383
            5,500  MITSUI MINING COMPANY LIMITED                                                                18,752

                   Wells Fargo Advantage Master Portfolios 147


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
           11,505  MORGAN CRUCIBLE COMPANY                                                              $       48,085
            7,106  MOSER BAER INDIA LIMITED                                                                     16,303
              100  NAKANISHI INCORPORATED                                                                        9,151
            3,781  NATIONAL ALUMINIUM COMPANY LIMITED                                                           33,035
            5,937  NEW HOPE CORPORATION LIMITED                                                                 23,666
            2,000  NIKKISO COMPANY LIMITED                                                                      12,284
            2,000  NIPPON DENSETSU KOGYO COMPANY LIMITED                                                        16,082
           15,000  NIPPON ELECTRIC GLASS COMPANY LIMITED                                                       200,085
              431  NKT HOLDING AS                                                                               24,456
           63,600  NOBLE GROUP LIMITED                                                                          85,937
           14,333  ORICA LIMITED                                                                               303,549
            8,000  RELIANCE INDUSTRIES LIMITED<<++                                                             777,950
              386  RHI AG+                                                                                      17,485
              100  ROCKWOOL INTERNATIONAL AS                                                                     9,828
            2,100  SANRIO COMPANY LIMITED                                                                       23,891
            5,402  SHREE PRECOATED STEELS LIMITED                                                               11,591
           60,000  SINGAMAS CONTAINER HOLDING                                                                   14,463
           57,472  SUZLON ENERGY LIMITED                                                                       282,942
            2,700  TOMY COMPANY LIMITED                                                                         17,773
              823  TRELLEBORG AB CLASS B                                                                        14,266
           16,924  TYCO INTERNATIONAL LIMITED                                                                  725,701
           40,824  UNIMICRON TECHNOLOGY CORPORATION                                                             45,337
            2,771  UNITED SPIRITS LIMITED                                                                       84,715
           10,093  VIDEOCON INDUSTRIES LIMITED                                                                  62,162
            1,339  WARTSILA OYJ CLASS B                                                                         76,898
           21,664  WESFARMERS LIMITED                                                                          567,995
           55,000  YANGZIJIANG SHIPBUILDING HOLDINGS LIMITED                                                    23,179
              351  ZAKLADY AZOTOWE PULAWY SA+                                                                   15,299
                                                                                                            18,357,599
                                                                                                        --------------
MISCELLANEOUS RETAIL: 1.01%
           28,000  AEON COMPANY LIMITED                                                                        321,117
              309  AKER ASA CLASS A                                                                             14,259
           24,000  ALIBABA.COM LIMITED+                                                                         30,208
            3,800  ARCS COMPANY LIMITED                                                                         53,036
           73,646  BLOCKBUSTER INCORPORATED+<<                                                                 176,750
           37,777  BORDERS GROUP INCORPORATED+<<                                                               264,439
           38,000  CHINA RESOURCES ENTERPRISE LIMITED                                                          102,836
           50,000  CITIC PACIFIC LIMITED                                                                       173,465
            9,434  COMERCIAL SIGLO XXL SA                                                                       35,326
           20,027  COSTCO WHOLESALE CORPORATION                                                              1,343,011
            5,800  CREDIT SAISON COMPANY LIMITED                                                               116,847
            3,800  CULTURE CONVENIENCE CLUB COMPANY LIMITED                                                     23,648
           65,476  CVS CORPORATION                                                                           2,396,422
           36,131  DICK'S SPORTING GOODS INCORPORATED+                                                         827,039
           36,000  DICKSON CONCEPTS INTERNATIONAL LIMITED                                                       21,075
           39,755  DILLARD'S INCORPORATED<<                                                                    507,671
            9,710  EXPRESS SCRIPTS INCORPORATED+                                                               712,811
            2,723  FAES FARMA SA                                                                                22,229
            8,378  FOSCHINI LIMITED                                                                             46,163
              500  FUJI COMPANY LIMITED                                                                          7,992
               22  GEO COMPANY LIMITED                                                                          21,420
            4,400  HEIWADO COMPANY LIMITED                                                                      70,075
              900  HIKARI TSUSHIN INCORPORATED                                                                  22,911
            7,540  HSN INCORPORATED+<<                                                                         110,458
            7,634  INDIABULLS FINANCIAL SERVICES LIMITED                                                        42,963

                   148 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
MISCELLANEOUS RETAIL (continued)
            4,706  INMOBILIARIA COLONIAL SA                                                             $        2,601
           13,500  ISETAN MITSUKOSHI HOLDINGS LIMITED                                                          150,470
            4,200  IZUMI COMPANY LIMITED                                                                        61,199
            1,094  JEAN COUTU GROUP INCORPORATED CLASS A                                                         8,706
           10,000  KASUMI COMPANY LIMITED                                                                       60,688
            4,000  LIFE CORPORATION                                                                             61,049
           14,418  LONGS DRUG STORES CORPORATION                                                             1,033,050
           10,124  MARVEL ENTERTAINMENT INCORPORATED+<<                                                        342,900
            9,114  MASSMART HOLDINGS LIMITED                                                                    98,218
          136,000  METRO HOLDINGS LIMITED                                                                       64,847
           20,483  MSC INDUSTRIAL DIRECT COMPANY<<                                                           1,043,199
            5,988  NATURA COSMETICOS SA                                                                         69,909
           14,241  NUTRI SYSTEM INCORPORATED<<                                                                 282,969
            3,190  ORIX CORPORATION                                                                            388,613
           15,302  ORKLA ASA                                                                                   196,301
           20,406  PETSMART INCORPORATED                                                                       550,350
            5,337  PRICELINE.COM INCORPORATED+<<                                                               496,234
          107,964  RITE AID CORPORATION+<<                                                                     130,636
              800  RYOHIN KEIKAKU COMPANY LIMITED                                                               42,927
           14,000  SA SA INTERNATIONAL HOLDINGS LIMITED                                                          5,488
              940  SHANDA INTERACTIVE ENTERTAINMENT LIMITED+                                                    24,478
            1,700  SHIMACHU COMPANY LIMITED                                                                     40,878
            4,000  SHOPPERS DRUG MART CORPORATION                                                              208,702
            2,930  SK NETWORKS COMPANY LIMITED+                                                                 44,854
           32,402  STAPLES INCORPORATED                                                                        784,128
              450  STOCKMANN OYJ ABP                                                                            12,686
            2,400  THE DAIEI INCORPORATED+                                                                      18,972
            8,000  UNY COMPANY LIMITED                                                                          88,192
           45,281  WALGREEN COMPANY                                                                          1,649,587
           37,659  WOOLWORTHS HOLDINGS LIMITED                                                                  61,398
           28,771  ZALE CORPORATION+<<                                                                         785,736
                                                                                                            16,274,136
                                                                                                        --------------
      MISCELLANEOUS SERVICES: 0.06%
            9,077  DUN & BRADSTREET CORPORATION                                                                834,812
           48,000  GLOBAL BIO-CHEM TECHNOLOGY                                                                   18,229
            4,636  IFIL INVESTMENTS SPA                                                                         30,201
           47,471  INVERSIONES AGUAS METROPOLITANAS SA                                                          49,068
                                                                                                               932,310
                                                                                                        --------------
      MOTION PICTURES: 0.47%
              549  ASTRAL MEDIA INCORPORATED                                                                    17,187
           17,619  AVID TECHNOLOGY INCORPORATED+<<                                                             409,466
            3,000  ESUN HOLDINGS LIMITED+                                                                          562
          484,500  GLOBAL MEDIACOM TBK PT                                                                       20,235
           82,941  NEWS CORPORATION CLASS A                                                                  1,174,445
           19,787  NEWS CORPORATION CLASS B                                                                    284,141
           10,000  TELEVISION BROADCASTS LIMITED                                                                55,816
          165,189  TIME WARNER INCORPORATED                                                                  2,704,144
            4,800  TOHO COMPANY LIMITED TOKYO                                                                  101,464
            6,370  TVN SA PLN                                                                                   49,999
           80,700  WALT DISNEY COMPANY                                                                       2,610,645
           13,569  ZEE ENTERTAINMENT ENTERPRISES LIMITED                                                        66,689
                                                                                                             7,494,793
                                                                                                        --------------

                   Wells Fargo Advantage Master Portfolios 149


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.34%
           15,206  ARKANSAS BEST CORPORATION                                                            $      526,432
           36,788  CHINA MERCHANTS HOLDINGS INTERNATIONAL
                   COMPANY LIMITED                                                                             135,621
            8,754  CON-WAY INCORPORATED                                                                        429,821
            2,176  CONTAINER CORPORATION OF INDIA                                                               43,272
           32,000  COSCO PACIFIC LIMITED                                                                        48,675
            2,980  DSV A/S                                                                                      57,591
           28,000  EVERGREEN INTERNATIONAL STORAGE & TRANSPORT
                   CORPORATION+                                                                                 18,168
            2,389  FORD OTOMOTIV SANAYI AS                                                                      18,416
           12,658  FORWARD AIR CORPORATION                                                                     446,701
            5,000  FUKUYAMA TRANSPORTING COMPANY LIMITED                                                        17,015
            1,400  HITACHI TRANSPORT SYSTEM LIMITED                                                             18,952
           23,105  LANDSTAR SYSTEM INCORPORATED<<                                                            1,132,607
            3,167  MAINFREIGHT LIMITED                                                                          15,624
            5,000  MITSUBISHI LOGISTICS CORPORATION                                                             56,705
           18,734  MUNDRA PORT & SPECIAL ECONOMIC ZONE LIMITED                                                 243,987
           39,000  NIPPON EXPRESS COMPANY LIMITED                                                              182,354
            2,000  NIPPON KONPO UNYU SOKO COMPANY LIMITED                                                       20,255
           13,030  OLD DOMINION FREIGHT LINE+                                                                  433,508
            9,000  SANKYU INCORPORATED                                                                          42,598
              700  SCANIA AB                                                                                    10,410
            6,000  SEINO HOLDINGS COMPANY LIMITED                                                               35,082
            2,000  SHIBUSAWA WAREHOUSE COMPANY LIMITED THE                                                      10,917
           47,300  SYNNEX TECHNOLOGY INTERNATIONAL CORPORATION                                                  91,418
           34,580  WERNER ENTERPRISES INCORPORATED<<                                                           788,770
           38,592  YRC WORLDWIDE INCORPORATED+<<                                                               698,515
                                                                                                             5,523,414
                                                                                                        --------------
MULTI MEDIA: 0.00%
            1,710  SANOMAWSOY OYJ                                                                               33,936
                                                                                                        --------------
MULTI-INDUSTRY COMPANIES: 0.01%
           38,000  FRASER & NEAVE LIMITED                                                                      116,530
                                                                                                        --------------
NEWSPAPERS: 0.00%
              105  AXEL SPRINGER AG                                                                             10,985
                                                                                                        --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.53%
            2,820  ACOM COMPANY LIMITED                                                                         78,543
            3,000  AEON CREDIT SERVICE COMPANY LIMITED                                                          34,121
            2,600  AIFUL CORPORATION                                                                            21,014
           46,780  AMERICAN EXPRESS COMPANY                                                                  1,856,230
           77,440  AMERICREDIT CORPORATION+<<                                                                  819,315
                1  APOLLO INVESTMENT CORPORATION<<                                                                  18
              462  BANCA ITALEASE SPA                                                                            3,990
            1,251  BANCA POPOLARE DELL'ETRURIA E DEL LAZIO                                                      12,360
            7,122  BRADFORD & BINGLEY PLC                                                                        6,354
           12,573  CAPITAL ONE FINANCIAL CORPORATION<<                                                         554,972
           42,650  CAPITAL SOURCE INCORPORATED<<                                                               536,537
            8,749  CATTLES PLC                                                                                  18,980
            1,200  CENTURY LEASING SYSTEM INCORPORATED                                                          12,378
           53,979  CIT GROUP INCORPORATED<<                                                                    556,523
           19,607  COMPUCREDIT CORPORATION+                                                                    101,760
           17,759  CREDIT SUISSE GROUP                                                                         823,710
           33,007  FANNIE MAE+<<                                                                               225,768
           10,849  FINANSBANK AS TURKEY                                                                         54,743
          217,803  FIRST FINANCIAL HOLDING COMPANY LIMITED                                                     164,431

                   150 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
           39,079  FIRST MARBLEHEAD CORPORATION+<<                                                      $      161,005
          110,100  FOMENTO ECONOMICO MEXICANO SAB DE CV                                                        488,251
              700  FUYO GENERAL LEASE COMPANY LIMITED                                                           20,844
            4,600  HITACHI CAPITAL CORPORATION                                                                  69,652
            4,265  HOLDING DI PARTECIPAZIONI INDUSTRIALI SPA                                                     9,657
            2,700  IBJ LEASING COMPANY LIMITED                                                                  49,727
           26,947  IFCI LIMITED                                                                                 27,039
           45,372  INFRASTRUCTURE DEVELOPMENT FINANCE COMPANY
                   LIMITED                                                                                      93,789
            4,261  INTERNATIONAL PERSONAL FINANCE PLC                                                           24,035
            6,011  IRISH LIFE & PERMANENT PLC                                                                   55,969
            2,530  MITSUBISHI UFJ SECURITIES COMPANY LIMITED                                                    88,581
              263  ORIX CORPORATION ADR                                                                         16,159
           34,591  PEOPLE'S UNITED FINANCIAL INCORPORATED                                                      619,871
            5,321  POWER FINANCE CORPORATION LIMITED                                                            16,095
            3,150  PROMISE COMPANY LIMITED                                                                      70,597
            1,666  PROVIDENT FINANCIAL PLC                                                                      27,504
           11,518  REDECARD SA                                                                                 209,303
              600  RICOH LEASING COMPANY LIMITED                                                                12,012
            7,952  SAMPO OYJ                                                                                   200,052
              447  SAMSUNG CARD COMPANY LIMITED                                                                 16,291
               11  SHINKIN CENTRAL BANK                                                                         43,192
            4,640  SHRIRAM TRANSPORT FINANCE COMPANY LIMITED                                                    35,718
            8,000  TOKAI TOKYO SECURITIES COMPANY LIMITED                                                       28,359
            3,100  TOKYO LEASING COMPANY                                                                        29,098
          161,069  TRANSCEND INFORMATION INCORPORATED                                                          118,593
            1,256  TREE.COM INCORPORATED+<<                                                                      9,546
           14,611  TURKIYE HALK BANKASI AS                                                                      80,492
                                                                                                             8,503,178
                                                                                                        --------------
NON-FERROUS METALS: 0.00%
              800  SUMITOMO TITANIUM CORPORATION                                                                30,660
                                                                                                        --------------
OFFICE EQUIPMENT: 0.04%
           42,100  XEROX CORPORATION                                                                           586,453
                                                                                                        --------------
OIL & GAS EXTRACTION: 5.43%
              845  ABAN OFFSHORE LIMITED                                                                        39,711
            1,639  ADDAX PETROLEUM CORPORATION                                                                  62,624
            1,122  ADVANTAGE ENERGY+                                                                            12,818
              520  ALTAGAS INCORPORATEDOME TRUST+                                                               12,469
           16,256  ANADARKO PETROLEUM CORPORATION                                                            1,003,483
            2,300  AOC HOLDINGS INCORPORATED                                                                    23,891
           11,493  APACHE CORPORATION                                                                        1,314,569
           11,177  ARC ENERGY LIMITED+(a)                                                                       12,381
              879  ARKEMA                                                                                       42,399
           19,379  ARROW ENERGY NL+                                                                             57,465
           23,630  ATWOOD OCEANICS INCORPORATED+                                                               960,796
           15,833  AUSTRALIAN WORLDWIDE EXPLORATION LIMITED+                                                    47,273
            2,755  BANKERS PETROLEUM LIMITED+                                                                   12,586
           24,795  BEACH PETROLEUM LIMITED                                                                      24,302
           58,027  BG GROUP PLC                                                                              1,287,119
            5,902  BHARAT PETROLEUM CORPORATION LIMITED                                                         40,300
            1,758  BIRCHCLIFF ENERGY LIMITED+                                                                   21,143
           58,600  BJ SERVICES COMPANY                                                                       1,573,410
              617  BONAVISTA ENERGY TRUST+                                                                      19,071
              680  BOURBON SA                                                                                   38,713

                   Wells Fargo Advantage Master Portfolios 151


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
OIL & GAS EXTRACTION (continued)
          326,855  BP PLC                                                                               $    3,141,600
           15,006  CABOT OIL & GAS CORPORATION                                                                 666,867
            2,068  CAIRN ENERGY PLC+                                                                           111,885
           59,664  CAIRN INDIA LIMITED+                                                                        334,953
              425  CALFRAC WELL SERVICES LIMITED+                                                               10,215
            9,327  CANADIAN NATURAL RESOURCES LIMITED                                                          796,194
            3,818  CANADIAN OIL SANDS TRUST                                                                    185,039
           19,608  CHENIERE ENERGY INCORPORATED+<<                                                              73,726
           22,770  CHESAPEAKE ENERGY CORPORATION                                                             1,102,068
          852,000  CHINA PETROLEUM & CHEMICAL CORPORATION                                                      820,492
              255  CIA ESPANOLA DE PETROLEOS SA                                                                 26,347
            2,838  CIMAREX ENERGY COMPANY                                                                      157,623
           80,000  CNPC (HONG KONG) LIMITED                                                                     30,668
            1,801  COMPTON PETROLEUM CORPORATION+                                                               15,333
            3,414  CONNACHER OIL & GAS LIMITED+                                                                 13,183
            1,363  CORRIDOR RESOURCES INCORPORATED+                                                              7,445
           30,000  COSMO OIL COMPANY LIMITED                                                                    87,622
              745  CRESCENT POINT ENERGY TRUST                                                                  27,532
              839  CREW ENERGY INCORPORATED+                                                                    11,853
            1,383  DANA PETROLEUM PLC+                                                                          37,863
           29,053  DELTA PETROLEUM CORPORATION+<<                                                              521,792
           38,976  DENBURY RESOURCES INCORPORATED+<<                                                           970,113
           14,505  DEVON ENERGY CORPORATION                                                                  1,480,235
            2,934  DIAMOND OFFSHORE DRILLING INCORPORATED                                                      322,476
           11,000  DNO ASA                                                                                      17,667
            3,983  DRAGON OIL PLC+                                                                              22,497
           13,067  ENCANA CORPORATION                                                                          982,179
          277,500  ENERGI MEGA PERSADA                                                                          21,359
            2,124  ENERGY RESOURCES OF AUSTRALIA LIMITED+                                                       36,509
           25,459  ENERGY WORLD CORPORATION LIMITED+                                                            20,718
            1,978  ENERPLUS RESOURCES                                                                           85,767
            9,439  ENI SPA<<                                                                                   614,007
           24,142  ENSCO INTERNATIONAL INCORPORATED                                                          1,636,345
            2,021  ENSIGN ENERGY SERVICES INCORPORATED                                                          45,510
           11,248  EOG RESOURCES INCORPORATED                                                                1,174,516
           20,727  EQUITABLE RESOURCES INCORPORATED                                                          1,034,485
           48,461  ESSAR OIL LIMITED                                                                           228,972
            1,056  ESTABLISSEMENTS MAUREL ET PROM                                                               21,828
           57,043  EXCO RESOURCES INCORPORATED+<<                                                            1,510,499
           12,361  FOREST OIL CORPORATION+<<                                                                   703,588
              397  FRED OLSEN ENERGY ASA+                                                                       20,978
            1,079  GALLEON ENERGY INCORPORATED A+                                                               14,369
            3,647  GALP ENERGIA SGPS SA                                                                         73,333
          164,551  GAZPROM ADR                                                                               6,417,489
           38,562  GLOBAL INDUSTRIES LIMITED+                                                                  372,895
          121,048  GREY WOLF INCORPORATED+<<                                                                 1,054,328
            5,054  GRUPA LOTOS SA+                                                                              60,286
           40,238  HALLIBURTON COMPANY                                                                       1,768,053
              932  HARVEST ENERGY TRUST                                                                         19,091
           12,868  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                  395,948
            1,450  HELLENIC PETROLEUM SA                                                                        18,219
           15,321  HELMERICH & PAYNE INCORPORATED                                                              875,136
              983  HIGHPINE OIL & GAS LIMITED+                                                                  12,591
          147,189  HONG KONG & CHINA GAS COMPANY LIMITED                                                       330,244
           61,794  HORIZON OIL LIMITED+                                                                         16,853
            4,700  HUSKY ENERGY INCORPORATED                                                                   207,777

                   152 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
OIL & GAS EXTRACTION (continued)
              900  IDEMITSU KOSAN COMPANY LIMITED                                                       $       79,927
            1,591  IMPERIAL ENERGY CORPORATION PLC+                                                             33,855
            5,244  INDIAN OIL CORPORATION LIMITED                                                               47,494
            1,000  JAPAN PETROLEUM EXPLORATION COMPANY                                                          66,389
            6,158  JOHN WOOD GROUP PLC                                                                          53,397
           37,939  LUKOIL ADR<<                                                                              2,835,940
            3,959  LUNDIN PETROLEUM AB+                                                                         43,185
              303  MAJOR DRILLING GROUP INTERNATIONAL+                                                          12,271
            9,088  MANGALORE REFINERY & PETROCHEMICALS LIMITED                                                  12,745
           54,334  MARINER ENERGY INCORPORATED+                                                              1,580,576
          174,000  MEDCO ENERGI INTERNASIONAL TBK PT                                                            92,375
            2,619  MOL HUNGARIAN OIL & GAS PLC                                                                 281,346
            1,893  NESTE OIL OYJ LIMITED                                                                        45,138
            8,600  NEXEN INCORPORATED                                                                          269,550
           14,594  NEXUS ENERGY LIMITED+                                                                        17,241
              604  NIKO RESOURCES LIMITED                                                                       43,858
           37,000  NIPPON MINING HOLDINGS INCORPORATED                                                         205,520
           54,000  NIPPON OIL CORPORATION                                                                      336,793
           12,004  NOBLE CORPORATION                                                                           603,681
            7,593  NOBLE ENERGY INCORPORATED                                                                   544,646
           11,687  NORSK HYDRO ASA                                                                             124,544
            1,005  NUVISTA ENERGY LIMITED+                                                                      14,198
           28,462  OCCIDENTAL PETROLEUM CORPORATION                                                          2,258,744
            8,443  OCEANEERING INTERNATIONAL INCORPORATED+                                                     526,928
           17,887  OIL & NATURAL GAS CORPORATION LIMITED                                                       414,165
           37,539  OIL REFINERIES LIMITED                                                                       23,620
           32,207  OIL SEARCH LIMITED                                                                          164,546
            3,636  OILEXCO INCORPORATED+                                                                        51,537
            2,895  OMV AG                                                                                      185,473
            2,891  OPTI CANADA INCORPORATED+                                                                    52,413
           30,849  ORIGIN ENERGY LIMITED                                                                       425,561
            3,013  PACIFIC RUBIALES ENERGY CORPORATION+                                                         29,341
           75,554  PARKER DRILLING COMPANY+<<                                                                  700,386
            2,004  PENGROWTH ENERGY TRUST                                                                       35,577
            3,356  PENN WEST ENERGY TRUST                                                                       98,504
            8,400  PETRO-CANADA                                                                                371,426
            1,232  PETROBANK ENERGY & RESOURCES LIMITED+                                                        54,418
        1,072,000  PETROCHINA COMPANY LIMITED                                                                1,374,312
            3,921  PETROFAC LIMITED                                                                             46,507
          113,562  PETROLEO BRASILEIRO SA                                                                    2,994,414
            2,756  PETROLEUM GEO-SERVICES ASA+                                                                  59,196
              823  PEYTO ENERGY TRUST+                                                                          13,463
              910  PRECISION DRILLING TRUST                                                                     19,318
            1,318  PREMIER OIL PLC+                                                                             30,149
           26,559  PRIDE INTERNATIONAL INCORPORATED+                                                         1,020,131
              845  PROEX ENERGY LIMITED+                                                                        16,155
            1,900  PROSAFE ASA                                                                                  17,108
            4,255  PROVIDENT ENERGY TRUST+                                                                      45,443
          102,181  PTT AROMATICS & REFINING PCL                                                                 63,925
               92  PTT AROMATICS & REFINING PCL (FOREIGN)                                                           57
           65,100  PTT EXPLORATION & PRODUCTION PCL                                                            281,814
            7,700  PTT PCL                                                                                      59,441
           31,800  PTT PCL (FOREIGN)                                                                           224,755
           15,191  QUEENSLAND GAS COMPANY LIMITED+                                                              54,963
           17,113  QUICKSILVER RESOURCES INCORPORATED+<<                                                       413,963
           24,624  RANGE RESOURCES CORPORATION                                                               1,143,046

                   Wells Fargo Advantage Master Portfolios 153


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
OIL & GAS EXTRACTION (continued)
            1,475  REAL RESOURCES INCORPORATED+                                                         $       29,575
           13,472  REPSOL YPF SA                                                                               416,696
            8,115  ROC OIL COMPANY LIMITED+                                                                      8,248
           22,506  ROWAN COMPANIES INCORPORATED                                                                831,372
           47,554  ROYAL DUTCH SHELL PLC CLASS B                                                             1,635,220
            4,788  SAIPEM SPA                                                                                  189,460
           22,455  SANTOS LIMITED                                                                              384,127
           44,700  SAPURACREST PETROLEUM BHD                                                                    17,123
            3,882  SARAS SPA                                                                                    20,793
              839  SAVANNA ENERGY SERVICES CORPORATION+                                                         15,851
           54,600  SCHLUMBERGER LIMITED                                                                      5,144,412
           10,281  SEACOR HOLDINGS INCORPORATED+<<                                                             906,270
            6,300  SHOWA SHELL SEKIYU KK                                                                        71,222
           12,355  SNAM RETE GAS SPA                                                                            77,182
              834  SOCO INTERNATIONAL+                                                                          22,856
           56,684  SOUTHWESTERN ENERGY COMPANY+                                                              2,174,965
           26,974  ST. MARY LAND & EXPLORATION COMPANY                                                       1,138,842
            9,340  SUNSHINE GAS LIMITED+                                                                        22,621
           33,897  SUPERIOR ENERGY SERVICES INCORPORATED+<<                                                  1,594,515
           44,120  SURGUTNEFTEGAZ<<                                                                            163,244
          127,200  SURGUTNEFTEGAZ ADR<<                                                                        896,760
           16,900  TALISMAN ENERGY INCORPORATED                                                                298,750
            2,122  TECHNIP SA+                                                                                 174,152
              501  TESCO CORPORATION+(a)                                                                        14,844
           32,721  TETRA TECHNOLOGIES INCORPORATED+                                                            724,443
           10,613  TIDEWATER INCORPORATED                                                                      643,891
            9,000  TONENGENERAL SEKIYU KK                                                                       72,415
           36,745  TOTAL SA                                                                                  2,639,619
           14,439  TRANSOCEAN INCORPORATED                                                                   1,836,641
            1,946  TRICAN WELL SERVICE LIMITED                                                                  39,294
           11,374  TULLOW OIL PLC                                                                              170,482
           25,290  ULTRA PETROLEUM CORPORATION+                                                              1,723,514
            7,531  UTS ENERGY CORPORATION+                                                                      29,080
            2,097  VENTURE PRODUCTION PLC+                                                                      31,481
              485  VERMILION ENERGY TRUST                                                                       19,641
           30,932  WEATHERFORD INTERNATIONAL LIMITED+                                                        1,193,357
            1,617  WESTERNZAGROS RESOURCES LIMITED+                                                              3,792
           18,258  WHITING PETROLEUM CORPORATION+                                                            1,757,150
           16,583  WOODSIDE PETROLEUM LIMITED                                                                  890,722
           23,213  XTO ENERGY INCORPORATED                                                                   1,170,167
                                                                                                             87,183,940
                                                                                                        --------------
OIL FIELD SERVICES: 0.00%
              879  FUGRO NV                                                                                     67,789
                                                                                                        --------------
PAPER & ALLIED PRODUCTS: 0.47%
           25,300  ABITIBIBOWATER INCORPORATED+<<                                                              166,474
            1,791  AHLSTROM OYJ                                                                                 38,089
           19,504  BEMIS COMPANY INCORPORATED                                                                  544,552
           10,000  C C LAND HOLDINGS LIMITED                                                                     4,217
            4,969  COMPANIA MANUFACTURERA DE PAPELES Y CARTONES SA                                             151,178
            2,817  CORPORATE EXPRESS AUSTRALIA LIMITED                                                          12,035
            3,000  DAIO PAPER CORPORATION                                                                       25,872
           98,115  DOMTAR CORPORATION+                                                                         560,237
            4,990  DS SMITH PLC                                                                                 11,648
            3,400  GREIF INCORPORATED CLASS A                                                                  234,974

                   154 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
PAPER & ALLIED PRODUCTS (continued)
            5,000  HOKUETSU PAPER MILLS LIMITED                                                         $       21,755
              600  HOLMEN AB CLASS B                                                                            19,141
           14,500  INTERNATIONAL PAPER COMPANY                                                                 392,225
           14,316  KIMBERLY-CLARK CORPORATION                                                                  883,011
           12,000  LEE & MAN PAPER MANUFACTURING LIMITED                                                        11,983
           33,758  MEADWESTVACO CORPORATION                                                                    893,912
            9,000  MITSUBISHI PAPER MILLS LIMITED                                                               21,434
            5,436  MONDI PLC                                                                                    32,271
              682  MONDI SWIECIE SA                                                                             11,058
            6,201  NEENAH PAPER INCORPORATED                                                                   120,423
           33,000  NINE DRAGONS PAPER HOLDINGS LIMITED                                                          20,205
               38  NIPPON PAPER GROUP INCORPORATED                                                             108,523
              500  NORSKE SKOGINDUSTRIER ASA                                                                     2,726
           50,682  OFFICEMAX INCORPORATED                                                                      620,348
           35,000  OJI PAPER COMPANY LIMITED                                                                   182,845
           20,716  PACKAGING CORPORATION OF AMERICA                                                            533,437
           15,985  PAPERLINX LIMITED                                                                            26,574
              516  POTLATCH CORPORATION                                                                         24,092
            8,000  RENGO COMPANY LIMITED                                                                        57,779
            8,799  SAPPI LIMITED                                                                                92,641
            1,521  SMURFIT KAPPA GROUP PLC                                                                       9,814
              306  SOCIETE BIC SA                                                                               18,462
           20,066  SONOCO PRODUCTS COMPANY                                                                     693,481
            9,100  STORA ENSO OYJ                                                                               91,178
            1,000  SVENSKA CELLULOSA AB CLASS A                                                                 11,446
           11,200  SVENSKA CELLULOSA AB CLASS B                                                                380,587
            8,361  UPM-KYMMENE OYJ                                                                             142,853
           32,782  WAUSAU PAPER CORPORATION                                                                    282,253
           80,580  YUEN FOONG YU PAPER MANUFACTURING COMPANY LIMITED+                                           26,377
                                                                                                             7,482,110
                                                                                                        --------------
PERSONAL SERVICES: 0.36%
           26,600  CINTAS CORPORATION                                                                          819,280
           65,411  H & R BLOCK INCORPORATED                                                                  1,670,597
            3,350  PANTALOON RETAIL INDIA LIMITED                                                               25,708
           18,965  REGIS CORPORATION                                                                           520,779
           53,978  SALLY BEAUTY HOLDINGS INCORPORATED+<<                                                       460,972
          178,643  SERVICE CORPORATION INTERNATIONAL US                                                      1,823,945
            5,325  WEIGHT WATCHERS INTERNATIONAL INCORPORATED<<                                                210,870
            6,932  WORLEYPARSONS LIMITED                                                                       218,212
                                                                                                             5,750,363
                                                                                                        --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.48%
           41,013  POLISH OIL & GAS                                                                             61,506
           10,872  ASHLAND INCORPORATED                                                                        444,991
            4,220  CALTEX AUSTRALIA LIMITED                                                                     45,139
           72,466  CHEVRON CORPORATION                                                                       6,255,265
           58,000  CHINA SHIPPING DEVELOPMENT COMPANY LIMITED CLASS H                                          137,043
          533,000  CNOOC LIMITED                                                                               828,709
              689  COMPAGNIE GENERALE DE GEOPHYSIQUE-VERITAS ADR+                                               28,318
           49,794  CONOCOPHILLIPS                                                                            4,108,503
           23,135  ENI SPA                                                                                     750,437
              890  ERG SPA                                                                                      18,072
          187,722  EXXON MOBIL CORPORATION                                                                  15,019,637
           89,000  FORMOSA PETROCHEMICAL CORPORATION                                                           213,896

                   Wells Fargo Advantage Master Portfolios 155


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
           15,300  FRONTIER OIL CORPORATION                                                             $      296,361
           27,018  HEADWATERS INCORPORATED+<<                                                                  415,807
            4,030  HINDUSTAN PETROLEUM CORPORATION LIMITED                                                      18,319
           20,249  HOLLY CORPORATION                                                                           647,968
            5,000  IMPERIAL OIL LIMITED                                                                        257,158
               35  INPEX HOLDINGS INCORPORATED                                                                 381,121
           24,561  MARATHON OIL CORPORATION                                                                  1,106,953
              681  MOTOR OIL (HELLAS) CORINTH REFINERIES SA                                                     12,932
            8,446  MURPHY OIL CORPORATION                                                                      663,264
            6,240  PETROL OFISI                                                                                 32,506
           45,300  PETRONAS DAGANGAN BHD                                                                        89,221
            1,138  PETROPLUS HOLDINGS AG+                                                                       52,090
           14,648  POLSKI KONCERN NAFTOWY ORLEN SA                                                             211,650
            1,096  PRZEDSIEBIORSTWO EKSPORTU I IMPORTU KOPEX SA                                                 10,625
           41,106  RELIANCE PETROLEUM LIMITED+                                                                 145,732
           61,620  ROYAL DUTCH SHELL PLC CLASS A                                                             2,144,449
            3,283  S-OIL CORPORATION                                                                           194,684
            2,137  SBM OFFSHORE NV                                                                              51,702
            4,137  SEADRILL LIMITED                                                                            112,901
           14,200  SHELL REFINING COMPANY FEDERATION OF MALAYA BHD                                              45,980
           10,000  SINGAPORE PETROLEUM COMPANY LIMITED                                                          37,572
            1,860  SK CORPORATION                                                                              185,265
            3,645  SK ENERGY COMPANY LIMITED                                                                   284,862
           15,475  STATOIL ASA                                                                                 474,707
           16,000  SUNCOR ENERGY INCORPORATED                                                                  916,180
           23,592  SUNOCO INCORPORATED                                                                       1,047,013
           27,592  TESORO CORPORATION                                                                          511,832
           37,200  THAI OIL PCL                                                                                 50,791
           17,000  TOHO GAS COMPANY LIMITED                                                                     95,663
            5,604  TUPRAS TURKIYE PETROL RAFINERILERI AS                                                       131,263
           18,551  VALERO ENERGY CORPORATION                                                                   644,833
           10,188  WD-40 COMPANY<<                                                                             355,459
           12,286  WORLD FUEL SERVICES CORPORATION                                                             353,960
                                                                                                            39,892,339
                                                                                                        --------------
PHARMACEUTICALS: 0.03%
           22,108  SAVIENT PHARMACEUTICALS INCORPORATED+<<                                                     502,515
                                                                                                        --------------
PIPELINES: 0.03%
           11,896  APA GROUP                                                                                    36,975
           64,000  CHINA GAS HOLDINGS LIMITED+                                                                  15,146
            1,727  INTER PIPELINE+                                                                              16,053
            1,032  PEMBINA PIPELINE+                                                                            17,884
            9,400  TRANSCANADA CORPORATION                                                                     356,506
                                                                                                               442,564
                                                                                                        --------------
PRIMARY METAL INDUSTRIES: 1.67%
            4,000  AICHI STEEL CORPORATION                                                                      16,353
           17,871  AK STEEL HOLDING CORPORATION<<                                                              940,193
           28,365  ALCOA INCORPORATED                                                                          911,367
           14,684  ALLEGHENY TECHNOLOGIES INCORPORATED                                                         719,516
          186,000  ALUMINUM CORPORATION OF CHINA LIMITED                                                       164,019
            9,419  AQUARIUS PLATINUM LIMITED                                                                    85,918
            1,700  ASAHI PRETEC CORPORATION                                                                     43,155
           31,298  ASHOK LEYLAND LIMITED                                                                        23,664

                   156 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
PRIMARY METAL INDUSTRIES (continued)
           19,925  BELDEN CDT INCORPORATED<<                                                            $      732,045
              578  BOSCH LIMITED                                                                                54,286
            4,118  CAP SA                                                                                      148,979
           21,124  CARPENTER TECHNOLOGY CORPORATION                                                            819,822
          422,856  CHINA STEEL CORPORATION                                                                     517,570
            2,600  CHUBU STEEL PLATE COMPANY LIMITED                                                            20,203
           53,000  CHUNG HUNG STEEL CORPORATION                                                                 32,008
           19,039  CIA SIDERURGICA NACIONAL SA                                                                 663,445
           29,257  COMMSCOPE INCORPORATED+                                                                   1,432,715
           19,019  CURTISS-WRIGHT CORPORATION<<                                                              1,024,554
            2,370  DONGKUK STEEL MILL COMPANY LIMITED                                                           84,453
              164  EL EZZ ALDEKHELA STEEL ALEXANDRIA                                                            43,385
            2,964  EL EZZ STEEL COMPANY                                                                         14,299
           27,031  EREGLI DEMIR VE CELIK FABRIKALARI TAS                                                       181,571
            3,309  EXXARO RESOURCES LIMITED                                                                     49,330
           23,690  FENG HSIN IRON & STEEL COMPANY                                                               45,534
           22,461  GENERAL CABLE CORPORATION+                                                                1,105,530
            1,742  GERDAU AMERISTEEL CORPORATION                                                                24,609
           19,467  GERDAU SA                                                                                   296,185
            2,000  GODO STEEL LIMITED                                                                            5,980
            8,000  HITACHI METALS LIMITED                                                                      118,789
            9,683  HUBBELL INCORPORATED CLASS B                                                                421,307
            2,650  HYUNDAI STEEL COMPANY                                                                       122,647
           20,800  JFE HOLDINGS INCORPORATED                                                                   879,008
           80,880  JSC MMC NORILSK NICKEL ADR<<                                                              1,601,424
            6,047  JSW STEEL LIMITED                                                                           104,582
           24,000  KURIMOTO LIMITED                                                                             22,945
              700  KYOEI STEEL LIMITED                                                                          14,496
              903  LINDAB INTERNATIONAL AB                                                                      14,789
            3,200  MARUICHI STEEL TUBE LIMITED                                                                  95,385
           13,941  MATTHEWS INTERNATIONAL CORPORATION                                                          700,675
           65,000  MIDAS HOLDINGS LIMITED                                                                       23,892
           10,000  MITSUBISHI STEEL MANUFACTURING COMPANY
                   LIMITED                                                                                      37,228
            9,306  MITTAL STEEL SOUTH AFRICA LIMITED                                                           219,217
           24,727  MUELLER INDUSTRIES INCORPORATED                                                             693,592
            1,152  MYTILINEOS HOLDINGS SA                                                                       13,350
           14,000  NAKAYAMA STEEL WORKS LIMITED                                                                 44,921
        5,418,300  NAKORNTHAI STRIP MILL PCL+                                                                   49,056
           19,000  NIPPON METAL INDUSTRY COMPANY LIMITED                                                        44,969
          240,000  NIPPON STEEL CORPORATION                                                                  1,138,470
            4,500  NIPPON YAKIN KOGYO COMPANY LIMITED                                                           22,156
           17,000  NSK LIMITED                                                                                 121,610
           12,400  NUCOR CORPORATION                                                                           651,000
           35,275  ONESTEEL LIMITED                                                                            206,101
           33,800  PARKSON HOLDINGS BHD                                                                         46,288
           39,075  POLIMEX MOSTOSTAL SA                                                                         88,719
            1,192  PORTMAN LIMITED+                                                                             19,030
            3,612  POSCO                                                                                     1,553,657
            6,280  PRECISION CASTPARTS CORPORATION                                                             648,473
            2,052  RAUTARUUKKI OYJ                                                                              69,602
           10,178  RTI INTERNATIONAL METALS INCORPORATED+                                                      344,118
            9,000  SANYO SPECIAL STEEL COMPANY LIMITED                                                          49,447
           54,000  SHOUGANG CONCORD INTERNATIONAL ENTERPRISES
                   COMPANY LIMITED                                                                              12,793
           26,750  STEEL AUTHORITY OF INDIA LIMITED                                                             94,061
           22,094  TATA STEEL LIMITED                                                                          299,030
            7,667  TENARIS SA                                                                                  209,042

                   Wells Fargo Advantage Master Portfolios 157


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
PRIMARY METAL INDUSTRIES (continued)
           12,042  TEXAS INDUSTRIES INCORPORATED<<                                                      $      634,252
            6,271  THYSSENKRUPP AG                                                                             312,865
              684  TIMMINCO LIMITED+                                                                             9,598
           15,191  TITANIUM METALS CORPORATION<<                                                               218,902
            3,000  TOHO ZINC COMPANY LIMITED                                                                     9,987
            1,800  TOPRE CORPORATION                                                                            14,878
            4,000  TOPY INDUSTRIES LIMITED                                                                      11,342
           17,256  TREDEGAR CORPORATION                                                                        341,669
           36,000  TUNG HO STEEL ENTERPRISE CORPORATION                                                         47,403
           23,910  UNITED STATES STEEL CORPORATION                                                           3,181,704
            6,794  USINAS SIDERURGICAS DE MINAS GERAIS SA                                                      230,871
            7,024  WELSPUN-GUJARAT STAHL LIMITED                                                                50,578
           42,309  WORTHINGTON INDUSTRIES<<                                                                    744,638
            1,700  YAMATO KOGYO COMPANY LIMITED                                                                 61,957
            6,000  YODOGAWA STEEL WORKS LIMITED                                                                 30,646
                                                                                                            26,897,847
                                                                                                        --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.74%
           34,567  ACCO BRANDS CORPORATION+                                                                    293,474
            6,597  AGGREKO PLC                                                                                  86,438
           10,623  AH BELO CORPORATION                                                                          51,522
           31,440  AMERICAN GREETINGS CORPORATION CLASS A                                                      505,555
           56,199  BELO CORPORATION CLASS A                                                                    411,939
           17,150  BOWNE & COMPANY INCORPORATED                                                                207,515
           19,695  CBS CORPORATION CLASS B                                                                     318,665
            5,850  COMPAGNIE INDUSTRIALI RIUNITE                                                                14,927
           24,000  DAI NIPPON PRINTING COMPANY LIMITED                                                         338,844
           46,418  GANNETT COMPANY INCORPORATED<<                                                              825,776
           30,066  HARTE HANKS INCORPORATED                                                                    371,315
           22,001  HAYS PLC                                                                                     38,169
              783  HEIDELBERGER DRUCKMASCHINEN AG                                                               16,018
           93,124  IDEARC INCORPORATED+<<                                                                      153,655
            2,506  INTERTEK GROUP PLC                                                                           44,795
           20,687  JOHN WILEY & SONS INCORPORATED                                                              984,287
            2,905  JOHNSTON PRESS PLC                                                                            2,478
              600  KADOKAWA GROUP HOLDINGS INCORPORATED                                                         14,128
            4,000  KOMORI CORPORATION                                                                           58,365
           26,521  LEE ENTERPRISES INCORPORATED<<                                                               99,454
           36,614  MCCLATCHY COMPANY CLASS A<<                                                                 132,909
           15,614  MCGRAW-HILL COMPANIES INCORPORATED                                                          668,904
           12,689  MEDIA GENERAL INCORPORATED CLASS A<<                                                        156,075
           16,991  MEREDITH CORPORATION                                                                        482,205
           13,946  NASPERS LIMITED                                                                             350,235
           24,968  NEW YORK TIMES COMPANY CLASS A                                                              324,334
            1,300  NISSHA PRINTING COMPANY LIMITED                                                              70,210
            2,104  PAGESJAUNES SA                                                                               30,099
           13,392  PEARSON PLC                                                                                 165,408
            1,137  PROMOTORA DE INFORMACIONES SA                                                                 9,902
           12,441  PUBLISHING & BROADCASTING LIMITED                                                            34,561
              541  QUEBECOR INCORPORATED+                                                                       14,434
            1,462  RANDSTAD HOLDINGS NV                                                                         44,830
           43,048  RH DONNELLEY CORPORATION+<<                                                                 161,430
           42,829  RR DONNELLEY & SONS COMPANY                                                               1,194,073
              600  SCHIBSTED ASA                                                                                15,410
            7,208  SERCO GROUP PLC                                                                              56,390
            7,526  SEVEN NETWORK LIMITED                                                                        50,359

                   158 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
           63,000  SINGAPORE PRESS HOLDINGS LIMITED                                                     $      182,238
           33,600  STAR PUBLICATIONS LIMITED                                                                    32,624
              503  TELEGRAAF MEDIA GROEP NV                                                                     13,293
            3,900  THOMSON CORPORATION                                                                         131,310
           23,000  TOPPAN PRINTING COMPANY LIMITED                                                             207,302
            1,036  TORSTAR CORPORATION+                                                                         14,928
            1,052  TRANSCONTINENTAL INCORPORATED+                                                               16,348
           32,208  VALASSIS COMMUNICATIONS INCORPORATED+<<                                                     303,077
           25,729  VIACOM INCORPORATED CLASS B+<<                                                              758,491
           18,044  VISTAPRINT LIMITED+<<                                                                       599,783
              953  WASHINGTON POST COMPANY CLASS B                                                             568,465
            4,997  WEST AUSTRALIAN NEWSPAPERS HOLDING LIMITED                                                   38,820
            4,738  WOLTERS KLUWER NV                                                                           115,315
            4,067  YELLOW PAGES INCOME FUND                                                                     38,533
                                                                                                            11,819,614
                                                                                                        --------------
RAILROAD TRANSPORTATION: 0.63%
           78,069  ALL AMERICA LATINA LOGISTICA                                                                143,685
           10,500  BURLINGTON NORTHERN SANTA FE CORPORATION                                                  1,127,700
            7,900  CANADIAN NATIONAL RAILWAY COMPANY                                                           414,493
            2,800  CANADIAN PACIFIC RAILWAY LIMITED                                                            170,827
               72  CENTRAL JAPAN RAILWAY COMPANY                                                               747,927
          184,000  CHINA RAILWAY GROUP LIMITED CLASS H+                                                        141,186
           18,400  CSX CORPORATION                                                                           1,190,112
              147  EAST JAPAN RAILWAY COMPANY                                                                1,169,248
           13,800  GENESEE & WYOMING INCORPORATED+<<                                                           593,538
           50,000  HANKYU HANSHIN HOLDINGS INCORPORATED                                                        220,225
           18,000  KEIHAN ELECTRIC RAILWAY COMPANY LIMITED                                                      76,496
           21,000  KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED                                             134,355
           20,000  KEIO CORPORATION                                                                            111,223
           11,000  KEISEI ELECTRIC RAILWAY COMPANY LIMITED                                                      60,809
           66,000  KINTETSU CORPORATION                                                                        205,095
           53,692  MTR CORPORATION LIMITED                                                                     172,861
           28,000  NAGOYA RAILROAD COMPANY LIMITED                                                              78,410
           17,000  NANKAI ELECTRIC RAILWAY COMPANY LIMITED                                                      69,133
           12,000  NISHI-NIPPON RAILROAD COMPANY LIMITED                                                        41,762
           13,100  NORFOLK SOUTHERN CORPORATION                                                                963,243
           22,000  ODAKYU ELECTRIC RAILWAY COMPANY LIMITED                                                     151,724
           14,000  SAGAMI RAILWAY COMPANY LIMITED                                                               52,124
           30,000  TOBU RAILWAY COMPANY LIMITED                                                                136,234
           18,010  UNION PACIFIC CORPORATION                                                                 1,511,039
           89,250  WAN HAI LINES LIMITED                                                                        48,334
               70  WEST JAPAN RAILWAY COMPANY                                                                  338,261
                                                                                                            10,070,044
                                                                                                        --------------
REAL ESTATE: 1.00%
              433  AAREAL BANK AG+                                                                              10,381
           14,959  ABACUS PROPERTY GROUP                                                                        16,132
            2,800  AEON MALL COMPANY LIMITED                                                                    80,252
           44,000  AGILE PROPERTY HOLDINGS LIMITED                                                              32,410
           18,000  ALLGREEN PROPERTIES LIMITED                                                                  10,127
           13,849  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<                                         490,809
           17,000  ASCENDAS INDIA TRUST                                                                          8,578
              200  ATRIUM COMPANY LIMITED                                                                        1,053
           10,515  AUSTRALAND PROPERTY GROUP                                                                     5,704

                   Wells Fargo Advantage Master Portfolios 159


             Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
REAL ESTATE (continued)
           16,393  BABCOCK & BROWN JAPAN PROPERTY TRUST                                                 $       11,452
              162  BEFIMMO SCA SICAFI                                                                           18,003
            8,650  BRITISH LAND COMPANY PLC                                                                    120,044
            2,419  BRIXTON PLC                                                                                  10,478
           40,600  BROOKFIELD PROPERTIES CORPORATION                                                           853,831
            2,000  BUKIT SEMBAWANG ESTATES LIMITED                                                               9,691
            5,168  BUNNINGS WAREHOUSE PROPERTY TRUST                                                             8,352
            1,016  CA IMMOBILIEN ANLAGEN AG+                                                                    14,660
           27,000  CAPITACOMMERICAL TRUST                                                                       32,056
           66,000  CAPITALAND LIMITED                                                                          201,590
            1,600  CASTELLUM AB                                                                                 16,378
           55,000  CATHAY REAL ESTATE DEVELOPMENT COMPANY LIMITED                                               23,230
           30,072  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+<<                                              393,041
           13,000  CDL HOSPITALITY TRUSTS                                                                       10,502
           24,714  CENTRO PROPERTIES GROUP                                                                       3,641
           35,798  CENTRO RETAIL GROUP                                                                           7,450
           61,146  CFS RETAIL PROPERTY TRUST                                                                   112,711
           38,000  CHAMPION REIT                                                                                18,711
            5,198  CHARTER HALL GROUP                                                                            3,932
           53,000  CHEUNG KONG HOLDINGS LIMITED                                                                753,340
          134,000  CHINA OVERSEAS LAND & INVESTMENT LIMITED                                                    222,576
           52,000  CHINA RESOURCES LAND LIMITED                                                                 60,879
               80  CHINA VANKE COMPANY LIMITED CLASS B                                                              71
           43,164  CHINESE ESTATES HOLDINGS LIMITED                                                             60,387
           20,000  CITY DEVELOPMENTS LIMITED                                                                   145,070
           52,962  COMMONWEALTH PROPERTY OFFICE FUND                                                            62,968
            1,137  CONWERT IMMOBILIEN INVEST SE+                                                                16,641
          239,000  COUNTRY GARDEN HOLDINGS COMPANY LIMITED                                                     106,741
           19,063  CROMWELL GROUP                                                                               11,416
                5  DA OFFICE INVESTMENT CORPORATION                                                             21,334
            5,400  DAIBIRU CORPORATION                                                                          50,792
            7,000  DAIKYO INCORPORATED+                                                                          9,885
            3,200  DAITO TRUST CONSTRUCTION COMPANY LIMITED                                                    132,659
          117,854  DB RREEF TRUST                                                                              148,305
            2,531  DERWENT VALLEY HOLDINGS PLC                                                                  50,313
           33,225  DLF LIMITED                                                                                 368,833
           11,760  ECHO INVESTMENT                                                                              23,126
              390  EUROCOMMERCIAL PROPERTIES NV                                                                 16,367
            2,000  FABEGE AB                                                                                    14,381
           36,446  FAR EAST CONSORTIUM                                                                           7,942
           20,000  FARGLORY LAND DEVELOPMENT COMPANY LIMITED                                                    37,002
           29,446  FIRST INDUSTRIAL REALTY TRUST INCORPORATED<<                                                694,631
            8,649  FKP PROPERTY GROUP                                                                           33,117
              333  FONCIERE DES REGIONS                                                                         37,966
           10,488  FOREST CITY ENTERPRISES INCORPORATED                                                        301,635
           14,033  FORESTAR REAL ESTATE GROUP INCORPORATED+                                                    282,905
           40,000  FRANSHION PROPERTIES CHINA LIMITED                                                           14,497
                2  FRONTIER REAL ESTATE INVESTMENT CORPORATION                                                  11,528
            2,050  GAZIT GLOBE LIMITED                                                                          16,416
              252  GECINA SA                                                                                    31,086
          116,600  GENTING INTERNATIONAL PLC+                                                                   41,965
                4  GLOBAL ONE REAL ESTATE INVESTMENT CORPORATION                                                42,087
              310  GOLDCREST COMPANY LIMITED                                                                     5,078
          273,900  GOLDEN LAND PROPERTY PCL                                                                     44,397
           76,700  GPT GROUP                                                                                   113,163
           10,236  GREAT EAGLE HOLDINGS LIMITED                                                                 28,357

                   160 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
REAL ESTATE (continued)
            1,892  GREAT PORTLAND ESTATES PLC                                                           $       12,602
           12,000  GREENTOWN CHINA HOLDINGS LIMITED                                                              9,195
           40,000  GUANGZHOU R&F PROPERTIES                                                                     69,217
           14,666  GUOCOLAND LIMITED                                                                            19,563
            4,593  HAMMERSON PLC                                                                                79,239
           27,000  HANG LUNG GROUP LIMITED                                                                     115,014
           64,000  HANG LUNG PROPERTIES LIMITED                                                                202,581
            3,000  HEIWA REAL ESTATE COMPANY LIMITED                                                            12,008
              945  HELIOPOLIS HOUSING                                                                            8,613
           18,000  HENDERSON INVESTMENTS LIMITED                                                                 1,194
           35,762  HENDERSON LAND DEVELOPMENT COMPANY LIMITED                                                  215,574
           43,000  HONGKONG LAND HOLDINGS LIMITED                                                              155,660
           30,000  HOPEWELL HOLDINGS                                                                           114,313
           10,000  HOPSON DEVELOPMENT HOLDINGS LIMITED                                                           9,912
            6,000  HOTEL PROPERTIES LIMITED                                                                      7,490
            8,868  HOUSING DEVELOPMENT & INFRASTRUCTURE LIMITED                                                 57,612
           19,703  HYSAN DEVELOPMENT COMPANY LIMITED                                                            53,844
              314  ICADE                                                                                        29,279
           56,200  IGB CORPORATION BHD                                                                          22,229
            6,108  IMMOEAST IMMOBILIEN ANLAGEN AG+                                                              39,131
            6,839  IMMOFINANZ IMMOBILIEN ANLAGEN AG                                                             62,118
            7,280  INDIABULLS REAL ESTATE LIMITED                                                               47,308
           40,170  ING INDUSTRIAL FUND                                                                          54,673
           39,341  ING OFFICE FUND                                                                              48,386
              855  IRSA INVERSIONES Y REPRESENTACIONES SA ADR                                                    7,798
            1,008  IVG IMMOBILIEN AG                                                                            18,517
                3  JAPAN EXCELLENT INCORPORATED                                                                 14,140
                4  JAPAN LOGISTICS FUND INCORPORATED                                                            21,784
              300  JOINT CORPORATION                                                                               525
            4,644  JONES LANG LASALLE INCORPORATED                                                             231,271
                6  KENEDIX REALTY INVESTMENT                                                                    27,011
           10,000  KEPPEL LAND LIMITED                                                                          27,163
           21,856  KERRY PROPERTIES LIMITED                                                                    104,220
           20,993  KIWI INCOME PROPERTY TRUST                                                                   16,276
            1,056  KLEPIERRE                                                                                    42,095
           12,000  KOWLOON DEVELOPMENT COMPANY LIMITED                                                          18,529
            1,731  KUNGSLEDEN                                                                                   13,357
           18,000  KWG PROPERTY HOLDING LIMITED+                                                                 8,224
            7,588  LAND SECURITIES GROUP PLC                                                                   187,470
           12,206  LEND LEASE CORPORATION LIMITED                                                              100,337
            4,000  LEOPALACE21 CORPORATION                                                                      40,717
            4,742  LIBERTY INTERNATIONAL PLC                                                                    84,696
          644,500  LIPPO KARAWACI TBK PT                                                                        54,107
              350  LUNDBERGFORETAGEN AB                                                                         16,816
          128,255  MACQUAIRE OFFICE TRUST                                                                      113,625
           51,572  MACQUARIE COUNTRYWIDE TRUST                                                                  45,719
           22,034  MACQUARIE DDR TRUST                                                                           6,558
           58,285  MACQUARIE GOODMAN GROUP                                                                     157,075
           71,000  MAPLETREE LOGISTICS TRUST                                                                    33,366
          257,000  MEGAWORLD CORPORATION                                                                         8,056
            4,470  MEINL EUROPEAN LAND LIMITED+                                                                 45,287
              700  MI DEVELOPMENTS INCORPORATED+                                                                14,833
                5  MID REAL ESTATE INVESTMENT TRUST INCORPORATED                                                 9,996
           24,000  MIDLAND HOLDINGS LIMITED                                                                     12,163
            9,000  MIRAMAR HOTEL & INVESTMENT                                                                   11,180
           46,944  MIRVAC GROUP                                                                                115,178

                   Wells Fargo Advantage Master Portfolios 161


             Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
REAL ESTATE (continued)
           17,147  MIRVAC REAL ESTATE INVESTMENT TRUST                                                  $        7,897
           49,000  MITSUBISHI ESTATE COMPANY LIMITED                                                         1,082,356
           31,000  MITSUI FUDOSAN COMPANY LIMITED                                                              646,016
           35,000  NEO-CHINA GROUP HOLDINGS LIMITED(a)                                                          22,826
                4  NEW CITY RESIDENCE INVESTMENT CORPORATION                                                     5,768
           31,600  NEW WORLD CHINA LAND LIMITED                                                                 11,607
              429  NEXITY SA                                                                                     9,918
                9  NIPPON COMMERCIAL INVESTMENT CORPORATION                                                     18,381
                9  NIPPON RESIDENTIAL INVESTMENT CORPORATION                                                    23,885
            1,600  NOMURA REAL ESTATE HOLDING INCORPORATED                                                      32,789
               40  NTT URBAN DEVELOPMENT CORPORATION                                                            53,379
                7  ORIX JREIT INCORPORATED                                                                      37,916
           36,602  PHH CORPORATION+                                                                            558,181
                4  PREMIER INVESTMENT COMPANY                                                                   17,529
              597  PSP SWISS PROPERTY AG                                                                        36,157
            1,378  QUINTAIN ESTATES & DEVELOPMENT PLC                                                            4,746
            9,839  REGUS GROUP PLC+                                                                             13,323
           28,000  RUENTEX DEVELOPMENT COMPANY LIMITED                                                          22,241
            1,177  SACYR VALLEHERMOSO SA                                                                        21,289
            6,561  SEGRO PLC                                                                                    52,186
            1,988  SHAFTESBURY PLC                                                                              15,307
           30,000  SHENZHEN INVESTMENT LIMITED                                                                   7,973
           34,000  SHIMAO PROPERTY HOLDING LIMITED                                                              38,057
            1,300  SHOEI                                                                                        12,778
           52,000  SHUI ON LAND LIMITED                                                                         39,459
           60,000  SHUN TAK HOLDINGS LIMITED                                                                    34,921
              151  SILIC STE IMMOBILIERE DE LOCATION POUR L'INDUSTRIE
                      ET LE COMMERCE                                                                            19,480
            4,000  SINGAPORE LAND LIMITED                                                                       15,466
           64,827  SINO LAND COMPANY                                                                           113,476
          186,563  SM PRIME HOLDINGS INCORPORATED                                                               32,679
           53,500  SOHO CHINA LIMITED                                                                           27,875
           46,050  SP SETIA BHD                                                                                 45,690
           58,229  STEWART ENTERPRISES INCORPORATED<<                                                          545,023
           52,002  STOCKLAND                                                                                   232,726
               40  SUMITOMO REAL ESTATE SALES COMPANY LIMITED                                                    1,176
           17,000  SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED                                               338,406
           33,000  SUN HUNG KAI PROPERTIES LIMITED                                                             449,970
            5,777  SUNLAND GROUP LIMITED                                                                        11,830
              600  SURUGA CORPORATION(a)                                                                           303
              342  SWISS PRIME SITE AG                                                                          20,144
           40,300  TALAAT MOUSTAFA GROUP+                                                                       48,585
           23,399  TIAN AN CHINA INVESTMENT                                                                     13,406
           11,023  TISHMAN SPEYER OFFICE FUND                                                                   10,507
            2,500  TOC COMPANY LIMITED                                                                           9,666
           21,000  TOKYU LAND CORPORATION                                                                       88,593
            4,500  TOWA REAL ESTATE DEVELOPMENT COMPANY LIMITED                                                  3,373
            1,424  UNIBAIL                                                                                     295,665
           40,000  UNITED INDUSTRIAL CORPORATION LIMITED SGD                                                    67,855
           16,000  UNITED OVERSEAS LAND LIMITED                                                                 32,348
                6  UNITED URBAN INVESTMENT CORPORATION                                                          25,207
            4,800  URBAN CORPORATION                                                                                87
           52,951  VALAD PROPERTY GROUP                                                                         23,331
              218  VASTNED RETAIL NV                                                                            16,921
           68,136  WESTFIELD GROUP                                                                             999,844
           33,000  WHEELOCK & COMPANY                                                                           78,267
           10,000  WHEELOCK PROPERTIES (SINGAPORE) LIMITED                                                       9,207

                   162  Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
REAL ESTATE (continued)
           20,000  WHEELOCK PROPERTIES LIMITED                                                          $       14,702
            7,000  WING TAI HOLDINGS LIMITED                                                                     6,598
                2  ZEPHYR COMPANY LIMITED(a)                                                                         1
                                                                                                            16,025,191
                                                                                                        --------------
REAL ESTATE DEVELOPING & MANAGEMENT: 0.00%
           18,718  AMP NZ OFFICE TRUST                                                                          13,606
                                                                                                        --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.47%
           30,000  ASCENDAS REIT                                                                                48,118
           58,292  BRANDYWINE REALTY TRUST                                                                   1,014,281
              341  CALLOWAY REAL ESTATE INVESTMENT TRUST                                                         6,808
           36,019  CAPITAMALL TRUST                                                                             69,215
              107  COFINIMMO SA                                                                                 19,376
              983  CORIO NV                                                                                     72,298
            9,375  FEDERAL REALTY INVESTMENT TRUST<<                                                           711,375
                3  FUKUOKA REIT CORPORATION                                                                     14,941
                3  HANKYU REIT INCORPORATED                                                                     12,349
           17,881  HEALTH CARE REIT INCORPORATED<<                                                             927,487
           33,841  HEALTHCARE REALTY TRUST INCORPORATED                                                        970,221
               18  JAPAN PRIME REALTY INVESTMENT CORPORATION                                                    38,980
               14  JAPAN REAL ESTATE INVESTMENT CORPORATION                                                    130,575
               14  JAPAN RETAIL FUND INVESTMENT CORPORATION                                                     57,948
           13,000  K-REIT ASIA                                                                                  11,587
           38,966  LEXINGTON CORPORATE PROPERTIES TRUST<<                                                      580,983
           23,000  MACQUARIE MEAG PRIME REIT                                                                    17,012
                2  MORI HILLS REIT INVESTMENT CORPORATION                                                        7,699
                4  MORI TRUST SOGO REIT INCORPORATED+                                                           34,435
               20  NIPPON BUILDING FUND INCORPORATED                                                           216,411
                9  NOMURA REAL ESTATE OFFICE FUND                                                               64,606
           26,258  PENNSYLVANIA REIT                                                                           521,221
            1,702  RIOCAN REIT                                                                                  34,527
           75,766  SENIOR HOUSING PROPERTIES TRUST<<                                                         1,642,607
           44,000  SUNTEC REIT                                                                                  45,040
           59,556  THE LINK REIT                                                                               140,008
                5  TOKYU REIT INCORPORATED                                                                      36,268
                3  TOP REIT INCORPORATED                                                                        10,972
              264  WERELDHAVE NV                                                                                29,443
                                                                                                             7,486,791
                                                                                                        --------------
RENTAL AUTO/EQUIPMENT: 0.04%
           36,854  UNITED RENTALS INCORPORATED+<<                                                              596,666
                                                                                                        --------------
RETAIL: 0.00%
            2,451  WH SMITH PLC                                                                                 16,508
                                                                                                        --------------
RETAIL DEPARTMENT STORES: 0.04%
            3,200  EDION CORPORATION                                                                            25,174
           20,849  MEN'S WEARHOUSE INCORPORATED<<                                                              456,593
           65,000  PARKSON RETAIL GROUP LIMITED                                                                 93,236
          188,400  ROBINSON DEPARTMENT STORE PCL                                                                54,473
                                                                                                               629,476
                                                                                                        --------------
RETAIL-GROCERY: 0.00%
            4,153  SUPER-SOL LIMITED                                                                            19,093
                                                                                                        --------------

                   Wells Fargo Advantage Master Portfolios 163


             Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.22%
           16,064  A SCHULMAN INCORPORATED                                                              $      389,070
           30,637  AMCOR LIMITED                                                                               143,792
            4,835  ANSELL LIMITED                                                                               50,920
            3,000  BANDO CHEMICAL INDUSTRIES LIMITED                                                             8,989
            7,323  BRIDGESTONE CORPORATION                                                                     251,016
           44,298  CHENG SHIN RUBBER INDUSTRY COMPANY LIMITED                                                   58,844
            2,298  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN
                      CLASS B                                                                                  148,956
            2,690  CONTINENTAL AG                                                                              291,625
           38,278  COOPER TIRE & RUBBER COMPANY                                                                365,938
            4,510  HANKOOK TIRE COMPANY LIMITED                                                                 65,871
              320  HEXPOL AB+                                                                                    2,679
            4,000  KUREHA CORPORATION                                                                           22,447
            3,000  MITSUBOSHI BELTING COMPANY LIMITED                                                           15,586
           33,772  NAN KANG RUBBER TIRE COMPANY LIMITED+                                                        31,290
              900  NITTA CORPORATION                                                                            13,751
           31,500  SEALED AIR CORPORATION                                                                      763,245
            1,200  TOKAI RUBBER INDUSTRIES INCORPORATED                                                         13,384
            5,000  TOYO TIRE & RUBBER COMPANY LIMITED                                                           12,913
           21,000  TSRC CORPORATION+                                                                            25,345
              700  UPONOR OYJ                                                                                    9,625
           14,601  WEST PHARMACEUTICAL SERVICES INCORPORATED<<                                                 712,675
           15,000  YOKOHAMA RUBBER COMPANY LIMITED                                                              78,479
                                                                                                             3,476,440
                                                                                                        --------------
SCHOOLS: 0.00%
            9,288  ABC LEARNING CENTRES LIMITED                                                                  4,307
           40,000  RAFFLES EDUCATION CORPORATION LIMITED                                                        23,510
                                                                                                                27,817
                                                                                                        --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.69%
            8,137  ABERDEEN ASSET MANAGEMENT PLC                                                                21,256
              780  AGF MANAGEMENT LIMITED                                                                       17,976
            7,850  ALLCO FINANCE GROUP LIMITED                                                                   2,539
            7,675  AMERIPRISE FINANCIAL INCORPORATED                                                           344,991
            1,647  AZIMUT HOLDING SPA                                                                           14,397
           10,476  BABCOCK & BROWN LIMITED                                                                      21,852
              900  BLACKROCK INCORPORATED NEW YORK SHARES                                                      195,525
           91,614  BMF BOVESPA SA+                                                                             701,438
           20,100  BURSA MALAYSIA BHD                                                                           40,617
            2,587  CABCHARGE AUSTRALIA LIMITED                                                                  15,280
           66,990  CAPITAL SECURITIES CORPORATION                                                               33,071
           42,990  CHARLES SCHWAB CORPORATION                                                                1,031,330
            3,296  CME GROUP INCORPORATED                                                                    1,105,579
           10,529  CRITERIA CAIXACORP SA                                                                        53,417
            4,830  DAEWOO SECURITIES COMPANY LIMITED                                                            72,376
            3,253  DEUTSCHE BOERSE AG                                                                          307,325
            1,056  DUNDEE CORPORATION CLASS A+                                                                  14,073
          281,666  E*TRADE FINANCIAL CORPORATION+<<                                                            901,331
           19,353  FEDERATED INVESTORS INCORPORATED CLASS B                                                    647,164
            7,440  FRANKLIN RESOURCES INCORPORATED                                                             777,480
           82,408  FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A+                                        150,807
          370,960  FUHWA FINANCIAL HOLDINGS COMPANY LIMITED                                                    211,983
           12,443  GOLDMAN SACHS GROUP INCORPORATED                                                          2,040,279
           37,584  GRUPO FINANCIERO BANORTE SA DE CV                                                           150,588
           42,110  GRUPO FINANCIERO INBURSA SA DE CV                                                           147,182

                   164 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
            3,000  GUOCO GROUP LIMITED                                                                  $       31,449
              820  HELLENIC EXCHANGES SA HOLDING                                                                 9,678
            2,756  HYUNDAI SECURITIES COMPANY                                                                   27,875
            1,500  ICHIYOSHI SECURITIES COMPANY LIMITED                                                         14,656
            1,700  IGM FINANCIAL INCORPORATED                                                                   71,071
            8,280  INDIA INFOLINE LIMITED                                                                       23,988
           11,204  INTERCONTINENTAL EXCHANGE INCORPORATED+                                                     986,288
            1,274  INTERMEDIATE CAPITAL GROUP PLC                                                               32,009
           64,634  INVESCO LIMITED+                                                                          1,656,569
            9,235  INVESTEC LIMITED                                                                             68,803
           18,680  INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                   597,760
            3,500  JAPAN SECURITIES FINANCE COMPANY LIMITED                                                     24,274
           23,028  JEFFERIES GROUP INCORPORATED<<                                                              442,368
           12,000  KIM ENG HOLDINGS LIMITED                                                                     10,795
           86,600  KIM ENG SECURITIES THAILAND PCL                                                              39,203
            4,103  KINNEVIK INVESTMENT AB                                                                       60,865
           62,258  KNIGHT CAPITAL GROUP INCORPORATED+                                                        1,073,328
           27,500  LEGG MASON INCORPORATED                                                                   1,224,575
           24,477  LEHMAN BROTHERS HOLDINGS INCORPORATED<<                                                     393,835
           48,561  MACQUARIE AIRPORTS GROUP                                                                    132,188
            2,000  MARUSAN SECURITIES COMPANY LIMITED+                                                          11,420
           61,000  MASTERLINK SECURITIES CORPORATION+                                                           20,690
            1,300  MIRAE ASSET SECURITIES COMPANY LIMITED                                                      105,764
           12,000  MIZUHO INVESTORS SECURITIES COMPANY LIMITED                                                  12,505
           34,852  MORGAN STANLEY                                                                            1,423,007
           25,173  NASDAQ STOCK MARKET INCORPORATED+                                                           822,905
           37,400  NOMURA HOLDINGS INCORPORATED                                                                495,983
           30,500  NOMURA HOLDINGS INCORPORATED ADR<<                                                          406,260
           10,203  NYSE EURONEXT (PARIS) INCORPORATED                                                          414,140
              137  NYSE EURONEXT INCORPORATED                                                                    5,401
            7,000  OKASAN HOLDINGS INCORPORATED                                                                 34,695
           21,700  OPTIONSXPRESS HOLDINGS INCORPORATED                                                         500,619
               12  PACIFIC MANAGEMENT CORPORATION                                                                1,423
              178  PARTNERS GROUP                                                                               23,692
            7,520  PIPER JAFFRAY COMPANIES INCORPORATED+                                                       285,835
            4,384  PLATINUM ASSET MANAGEMENT LIMITED                                                            13,449
           86,828  POLARIS SECURITIES COMPANY LIMITED                                                           39,801
          100,000  POLYTEC ASSET HOLDINGS LIMITED                                                               17,303
           50,250  PRESIDENT SECURITIES CORPORATION                                                             28,563
              710  RATHBONE BROTHERS                                                                            11,688
           18,981  RAYMOND JAMES FINANCIAL INCORPORATED<<                                                      585,184
            5,085  RELIANCE CAPITAL LIMITED                                                                    157,473
          150,000  REXCAPITAL FINANCIAL HOLDINGS LIMITED+                                                       10,674
                4  RISA PARTNERS INCORPORATED                                                                    3,529
            2,747  SAMSUNG SECURITIES COMPANY LIMITED                                                          148,847
            1,063  SCHRODERS PLC                                                                                17,419
           22,394  SEI INVESTMENTS COMPANY                                                                     528,946
              140  SFCG COMPANY LIMITED                                                                         11,394
           21,000  SHINKO SECURITIES COMPANY LIMITED                                                            61,020
           45,800  SUMITOMO CORPORATION                                                                        570,613
           18,762  SWS GROUP INCORPORATED                                                                      378,617
           42,736  T. ROWE PRICE GROUP INCORPORATED                                                          2,536,809
           10,857  TD AMERITRADE HOLDING CORPORATION+<<                                                        221,809
            5,234  TONG YANG INVESTMENT BANK                                                                    46,900
            1,321  TSX GROUP INCORPORATED                                                                       43,084
           48,571  UBS AG                                                                                    1,055,740

                   Wells Fargo Advantage Master Portfolios 165


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
           11,000  UOB-KAY HIAN HOLDINGS LIMITED                                                        $       10,030
              189  VAN LANSCHOT NV                                                                              13,852
            6,230  WOORI INVESTMENT & SECURITIES COMPANY LIMITED                                               108,141
            7,000  YAMANASHI CHOU BANK LIMITED                                                                  37,037
                                                                                                            27,163,694
                                                                                                        --------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 0.04%
            8,439  ASML HOLDING NV+                                                                            199,014
           10,275  CABOT MICROELECTRONICS CORPORATION+<<                                                       396,821
            2,200  CSR PLC+                                                                                     13,148
                                                                                                               608,983
                                                                                                        --------------
SEMICONDUCTORS: 0.15%
          135,471  SILICONWARE PRECISION INDUSTRIES COMPANY                                                    185,247
        1,049,120  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED                                        1,932,305
          606,302  UNITED MICROELECTRONICS CORPORATION                                                         252,760
                                                                                                             2,370,312
                                                                                                        --------------
SOCIAL SERVICES: 0.03%
            5,568  ABERTIS INFRAESTRUCTURAS SA                                                                 115,011
            3,631  ATLANTIA SPA                                                                                 96,120
            4,616  BRISA-AUTO ESTRADAS DE PORTUGAL SA                                                           42,916
           16,407  G4S PLC                                                                                      69,626
           35,855  TRANSURBAN GROUP                                                                            165,828
                                                                                                               489,501
                                                                                                        --------------
STEEL PRODUCERS, PRODUCTS: 0.01%
              632  SALZGITTER AG                                                                                96,870
                                                                                                        --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.48%
           11,567  ADELAIDE BRIGHTON LIMITED                                                                    35,752
           59,156  AMBUJA CEMENTS LIMITED                                                                      107,560
           94,170  ASIA CEMENT CORPORATION                                                                     103,803
            5,289  ASSOCIATED CEMENT COMPANIES LIMITED                                                          67,207
           26,242  BORAL LIMITED                                                                               144,176
            1,819  BRICKWORKS LIMITED                                                                           18,534
              751  BUZZI UNICEM SPA                                                                             14,868
           11,173  CEMENTOS BIO-BIO SA                                                                          23,969
            2,855  CEMENTOS LIMA SA                                                                             33,372
          410,126  CEMEX SAB DE CV                                                                             822,027
           29,980  CHINA INTERNATIONAL MARINE CONTAINERS COMPANY LIMITED
                      CLASS B                                                                                   24,823
              800  CHOFU SEISAKUSHO COMPANY LIMITED                                                             14,418
              116  CIMENTS FRANCAIS SA                                                                          15,988
            3,113  CIMPOR CIMENTOS DE PORTUGAL SA                                                               19,552
            5,200  CLEANUP CORPORATION                                                                          19,768
            5,166  COMPAGNIE DE SAINT-GOBAIN                                                                   315,622
           71,476  CORNING INCORPORATED                                                                      1,468,117
            8,811  CRH PLC                                                                                     229,843
          101,100  DYNASTY CERAMIC PCL                                                                          48,424
           19,457  EAGLE MATERIALS INCORPORATED<<                                                              594,022
            3,000  FUJITEC COMPANY LIMITED                                                                      15,394
              375  GERRESHEIMER AG                                                                              18,857
           60,344  GOLDSUN DEVELOPMENT & CONSTRUCTION COMPANY LIMITED                                           25,350
              273  HEIDELBERGCEMENT AG                                                                          30,738
              480  IMERYS SA                                                                                    30,741

                   166 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (continued)
            8,370  INDIA CEMENTS LIMITED                                                                $       26,181
           40,000  INDOCEMENT TUNGGAL PRAKARSA TBK PT                                                           27,799
              888  ITALCEMENTI SPA                                                                              12,436
            1,337  ITALCEMENTI SPA RNC                                                                          15,320
           16,454  JAMES HARDIE INDUSTRIES NV                                                                   65,233
           33,000  K WAH INTERNATIONAL HOLDINGS LIMITED                                                         10,088
           30,270  LAFARGE MALAYAN CEMENT BHD                                                                   40,886
            2,381  LAFARGE SA                                                                                  287,239
              365  MADRAS CEMENTS LIMITED                                                                       20,944
            3,000  NICHIAS CORPORATION                                                                           8,431
            2,000  NIHON YAMAMURA GLASS COMPANY LIMITED                                                          3,606
           17,250  OWENS CORNING INCORPORATED+<<                                                               417,278
           33,669  OWENS-ILLINOIS INCORPORATED+                                                              1,501,637
            3,000  PANAHOME CORPORATION                                                                         17,512
           25,992  PRETORIA PORTLAND CEMENT COMPANY LIMITED                                                    114,590
            9,903  REXAM PLC                                                                                    73,088
              250  SA DES CIMENTS VICAT                                                                         15,284
           65,000  SEMEN GRESIK PERSERO TBK PT                                                                  28,541
           14,100  SIAM CEMENT PCL                                                                              67,663
            2,155  SIG PLC                                                                                      21,237
               51  SIKA AG                                                                                      64,684
            4,510  SUEZ CEMENT COMPANY                                                                          30,090
            9,000  SUMITOMO OSAKA CEMENT COMPANY LIMITED                                                        15,114
           33,000  TAIHEIYO CEMENT CORPORATION                                                                  54,119
          144,854  TAIWAN CEMENT CORPORATION                                                                   141,578
           80,490  TAIWAN GLASS INDUSTRIAL CORPORATION                                                          59,968
            4,000  TAKARA STANDARD COMPANY LIMITED                                                              19,862
            5,677  TATA CHEMICALS LIMITED                                                                       42,317
              960  TITAN CEMENT COMPANY SA                                                                      35,551
            6,700  TOYO SEIKAN KAISHA LIMITED                                                                  121,428
            2,000  ULTRA TECH CEMENT LIMITED                                                                    26,608
          105,500  UNITED TRACTORS TBK PT                                                                      118,306
          331,800  VANACHAI GROUP PCL                                                                           29,071
                                                                                                             7,776,614
                                                                                                        --------------
TELECOMMUNICATIONS: 0.03%
           10,500  BRASIL TELECOM PARTICIPACOES SA                                                             137,466
            3,084  FIRST QUANTUM MINERALS LIMITED<<                                                            198,958
            1,224  HOT TELECOMMUNICATION SYSTEM LIMITED                                                         12,961
           58,000  HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LIMITED+                                          72,383
                                                                                                               421,768
                                                                                                        --------------
TEXTILE MILL PRODUCTS: 0.23%
            2,920  ADITYA BIRLA NUVO LIMITED                                                                    85,880
           17,794  ALBANY INTERNATIONAL CORPORATION CLASS A<<                                                  545,742
            2,687  CENTURY TEXTILE & INDUSTRIES LIMITED                                                         28,442
           86,000  CHINA GRAND FORESTRY RESOURCES GROUP LIMITED+                                                 5,568
          161,272  FAR EASTERN TEXTILE COMPANY LIMITED                                                         147,936
           43,000  FORMOSA TAFFETA COMPANY LIMITED                                                              32,497
            1,637  GILDAN ACTIVEWEAR INCORPORATED+                                                              38,420
           23,663  INTERFACE INCORPORATED                                                                      311,642
            8,000  KURABO INDUSTRIES LIMITED                                                                    13,556
           13,000  KURARAY COMPANY LIMITED                                                                     135,469
              406  LAKSHMI MACHINE WORKS LIMITED                                                                 9,872
           21,000  MITSUBISHI RAYON COMPANY LIMITED                                                             56,671

                   Wells Fargo Advantage Master Portfolios 167


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
TEXTILE MILL PRODUCTS (continued)
           11,079  MOHAWK INDUSTRIES INCORPORATED+<<                                                    $      765,005
            6,000  NISSHINBO INDUSTRIES INCORPORATED                                                            66,061
            9,000  NITTO BOSEKI COMPANY LIMITED                                                                 17,732
            1,360  NYRSTAR                                                                                      12,112
            2,100  SEIREN COMPANY LIMITED                                                                       11,082
            6,092  SPOTLESS GROUP LIMITED                                                                       18,916
           62,000  TAINAN SPINNING COMPANY LIMITED                                                              21,236
           41,000  TEIJIN LIMITED                                                                              131,373
           22,000  TEXWINCA HOLDINGS LIMITED                                                                    18,886
           52,000  TORAY INDUSTRIES INCORPORATED                                                               228,916
           40,000  TOYOBO COMPANY LIMITED                                                                       66,601
           17,000  UNITIKA                                                                                      15,468
          298,300  UNIVERSAL ROBINA CORPORATION                                                                 67,825
           33,506  WOLVERINE WORLD WIDE INCORPORATED                                                           882,213
                                                                                                             3,735,121
                                                                                                        --------------
THEATERS & ENTERTAINMENT: 0.05%
           52,254  REGAL ENTERTAINMENT GROUP CLASS A<<                                                         875,777
                                                                                                        --------------
TOBACCO PRODUCTS: 0.71%
           72,412  ALTRIA GROUP INCORPORATED                                                                 1,522,824
           14,000  AMVIG HOLDINGS LIMITED                                                                       12,530
            6,700  BRITISH AMERICAN TOBACCO MALAYSIA BHD                                                        77,798
           24,921  BRITISH AMERICAN TOBACCO PLC                                                                841,938
              518  EASTERN TOBACCO                                                                              28,335
           25,000  HUABAO INTERNATIONAL HOLDINGS LIMITED                                                        18,340
           17,178  IMPERIAL TOBACCO GROUP PLC                                                                  566,375
          105,978  ITC LIMITED                                                                                 451,630
              176  JAPAN TOBACCO INCORPORATED                                                                  835,280
           73,193  PHILIP MORRIS INTERNATIONAL                                                               3,930,464
           68,500  PT GUDANG GARAM TBK                                                                          48,084
            5,772  REYNOLDS AMERICAN INCORPORATED                                                              305,801
              861  ROTHMANS INCORPORATED+                                                                       24,164
            3,500  SOUZA CRUZ SA                                                                                92,052
            4,000  SWEDISH MATCH AB                                                                             78,876
          486,000  TELEKOMUNIKASI INDONESIA TBK PT                                                             425,886
           12,046  UNIVERSAL CORPORATION                                                                       625,428
           29,160  UST INCORPORATED                                                                          1,562,684
                                                                                                            11,448,489
                                                                                                        --------------
TRANSPORTATION BY AIR: 0.47%
               30  ACE AVIATION HOLDINGS INCORPORATED+                                                             311
              463  AEROPORTS DE PARIS                                                                           40,352
          116,000  AIR CHINA                                                                                    59,139
            4,507  AIR FRANCE-KLM                                                                              108,434
           58,400  AIRASIA BHD+                                                                                 18,499
           53,200  AIRPORTS OF THAILAND PCL                                                                     56,323
           24,397  ALASKA AIR GROUP INCORPORATED+<<                                                            512,581
           32,900  ALITALIA SPA+                                                                                21,478
           20,000  ALL NIPPON AIRWAYS COMPANY LIMITED                                                           73,983
           49,734  AMR CORPORATION+<<                                                                          513,752
            1,917  ARRIVA PLC                                                                                   27,654
           62,440  BAE SYSTEMS PLC                                                                             544,953
            6,732  BRITISH AIRWAYS PLC+                                                                         30,616
           34,000  CATHAY PACIFIC AIRWAYS LIMITED                                                               63,049

                   168 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
TRANSPORTATION BY AIR (continued)
              591  CHC HELICOPTER CORPORATION+                                                          $       16,943
           54,582  CHINA AIRLINES                                                                               18,453
           15,943  COBHAM PLC                                                                                   66,643
           21,866  CONTINENTAL AIRLINES INCORPORATED CLASS B+                                                  355,323
            3,411  DEUTSCHE LUFTHANSA AG                                                                        73,246
            2,133  EASYJET PLC+                                                                                 12,731
            1,099  ELBIT SYSTEMS LIMITED                                                                        60,354
            6,450  EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY                                                 144,393
          128,000  EVA AIRWAYS CORPORATION+                                                                     46,855
           10,000  FEDEX CORPORATION                                                                           828,200
            4,249  FINMECCANICA SPA                                                                            113,645
               52  FLUGHAFEN ZUERICH AG                                                                         18,936
           10,277  IBERIA LINEAS AEREAS DE ESPANA SA                                                            30,468
           28,000  JAPAN AIRLINES CORPORATION+                                                                  59,433
               63  JAZZ AIR INCOME FUND                                                                            350
          122,943  JETBLUE AIRWAYS CORPORATION+<<                                                              746,264
              740  KLOECKNER & COMPANY                                                                          29,501
            1,500  KOREAN AIR LINES COMPANY LIMITED                                                             52,765
            5,565  LAN AIRLINES SA                                                                              65,716
           23,067  MALAYSIAN AIRLINE SYSTEM BHD                                                                 22,871
           16,312  MEGGITT PLC                                                                                  68,196
           33,414  QANTAS AIRWAYS LIMITED                                                                       96,196
            5,200  RYANAIR HOLDINGS PLC ADR+<<                                                                 118,352
           39,272  SKYWEST INCORPORATED                                                                        671,158
           33,300  SOUTHWEST AIRLINES COMPANY                                                                  507,159
            8,860  TAV HAVALIMANLARI HOLDING AS+                                                                54,224
           76,300  THAI AIRWAYS INTERNATIONAL PCL                                                               32,312
            1,403  THALES SA                                                                                    79,072
            2,957  TUI AG                                                                                       58,808
            3,565  TURK HAVA YOLLARI ANONIM ORTAKLIGI+                                                          19,424
           25,013  UAL CORPORATION+<<                                                                          277,894
           68,905  US AIRWAYS GROUP INCORPORATED+<<                                                            585,003
           25,119  VIRGIN BLUE HOLDINGS LIMITED+                                                                12,320
            1,900  WESTJET AIRLINES LIMITED+                                                                    26,716
              734  ZODIAC SA                                                                                    36,805
                                                                                                             7,477,853
                                                                                                        --------------
TRANSPORTATION EQUIPMENT: 2.10%
          123,000  AAPICO HITECH PCL                                                                            32,583
           16,244  AAR CORPORATION+<<                                                                          257,792
            7,100  AISIN SEIKI COMPANY LIMITED                                                                 186,916
            2,600  AKEBONO BRAKE INDUSTRY COMPANY LIMITED                                                       17,405
           28,534  AMERICAN AXLE & MANUFACTURING HOLDINGS<<                                                    138,675
            5,547  AMTEK AUTO LIMITED                                                                           22,310
           48,917  ARVIN INDUSTRIES INCORPORATED                                                               734,244
            9,293  ASHTEAD GROUP PLC                                                                            12,830
            3,749  BAJAJ AUTO+                                                                                  50,191
            3,749  BAJAJ FINSERV+                                                                               45,848
              664  BAYERISCHE MOTOREN WERKE AG                                                                  22,715
            4,521  BBA AVIATION PLC                                                                             10,929
           31,214  BOEING COMPANY                                                                            2,046,390
           28,658  BOMBARDIER INCORPORATED CLASS B                                                             222,668
           13,000  BOSCH CORPORATION                                                                            71,018
           59,279  BRUNSWICK CORPORATION<<                                                                     817,457
            4,000  CAE INCORPORATED                                                                             42,193

                   Wells Fargo Advantage Master Portfolios 169


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
TRANSPORTATION EQUIPMENT (continued)
            7,000  CALSONIC KANSEI CORPORATION                                                          $       23,274
           30,150  CHINA MOTOR COMPANY LIMITED                                                                  17,597
               24  CHONGQING CHANGAN AUTOMOBILE COMPANY LIMITED+                                                     7
           21,534  CLARCOR INCORPORATED                                                                        859,853
               45  CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES SA                                                18,725
           10,000  DAIHATSU MOTOR COMPANY LIMITED                                                              123,099
           15,561  DAIMLERCHRYSLER AG                                                                          907,057
           18,100  DENSO CORPORATION                                                                           469,215
          166,000  DENWAY MOTORS LIMITED                                                                        59,142
           94,900  DRB-HICOM BHD                                                                                27,524
            1,300  EXEDY CORPORATION                                                                            29,354
            1,100  FCC COMPANY LIMITED                                                                          18,020
           13,038  FIAT SPA (COMMON)                                                                           201,565
            1,014  FIAT SPA (NON-CONVERTIBLE SAVINGS SHARES)+                                                   10,716
            1,069  FIAT SPA (PREFERRED)+                                                                        11,367
           97,679  FORD MOTOR COMPANY+<<                                                                       435,648
            1,900  FUTABA INDUSTRIAL COMPANY LIMITED                                                            30,570
           11,721  GENERAL DYNAMICS CORPORATION                                                              1,081,848
           16,602  GENERAL MOTORS CORPORATION+<<                                                               166,020
           32,779  GENUINE PARTS COMPANY                                                                     1,390,485
              115  GEORG FISCHER AG                                                                             43,652
           10,427  GKN PLC                                                                                      46,507
           19,907  GOODRICH CORPORATION                                                                      1,020,234
           14,605  GROUP 1 AUTOMOTIVE INCORPORATED                                                             309,042
              899  GUD HOLDINGS LIMITED                                                                          5,135
           48,200  HARLEY-DAVIDSON INCORPORATED                                                              1,917,396
           12,964  HARSCO CORPORATION                                                                          682,425
            4,377  HERO HONDA MOTORS LIMITED                                                                    82,086
           16,000  HINO MOTORS LIMITED                                                                          77,929
           66,700  HONDA MOTOR COMPANY LIMITED                                                               2,166,260
               25  HONDA MOTOR COMPANY LIMITED ADR<<                                                               814
           23,710  HONEYWELL INTERNATIONAL INCORPORATED                                                      1,189,531
              527  HYUNDAI MIPO DOCKYARD COMPANY LIMITED                                                        75,387
            3,050  HYUNDAI MOBIS                                                                               253,263
            6,730  HYUNDAI MOTOR COMPANY LIMITED                                                               439,705
           46,000  ISUZU MOTORS LIMITED                                                                        172,317
           30,084  ITT CORPORATION                                                                           1,917,855
            2,000  JAPAN AVIATION ELECTRONICS INDUSTRY LIMITED                                                  12,421
           19,886  JOHNSON CONTROLS INCORPORATED                                                               614,875
            8,500  JTEKT CORPORATION                                                                           108,363
            1,200  KANTO AUTO WORKS LIMITED                                                                     15,452
            5,000  KAYABA INDUSTRY COMPANY LIMITED                                                              18,263
            2,100  KEIHIN CORPORATION                                                                           34,801
           11,580  KIA MOTORS CORPORATION                                                                      138,095
           28,870  KING YUAN ELECTRONICS COMPANY LIMITED                                                        12,645
            4,000  KOITO MANUFACTURING COMPANY LIMITED                                                          48,142
           43,724  LEAR CORPORATION+                                                                           549,173
              924  LINAMAR CORPORATION+                                                                         10,277
            1,900  MAGNA INTERNATIONAL INCORPORATED CLASS A                                                    168,581
           10,072  MAHINDRA & MAHINDRA LIMITED                                                                 133,958
            4,971  MARUTI SUZUKI INDIA LIMITED                                                                  72,644
           33,000  MAZDA MOTOR CORPORATION                                                                     175,653
          136,000  MITSUBISHI MOTORS CORPORATION+                                                              203,150
           24,000  MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED                                            48,216
              558  MTU AERO ENGINES HOLDINGS                                                                    19,405

                   170 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
TRANSPORTATION EQUIPMENT (continued)
              800  MUSASHI SEIMITSU INDUSTRY COMPANY LIMITED                                            $       17,636
            7,000  NGK SPARK PLUG COMPANY LIMITED                                                               77,356
            6,000  NHK SPRING COMPANY LIMITED                                                                   40,342
            1,700  NIFCO INCORPORATED                                                                           36,642
            2,000  NIPPON SEIKI COMPANY LIMITED                                                                 25,002
            5,000  NIPPON SHARYO LIMITED                                                                        15,478
            6,000  NISSAN SHATAI COMPANY LIMITED                                                                44,673
              900  NISSIN KOGYO COMPANY LIMITED                                                                 16,074
            4,400  NOK CORPORATION                                                                              63,055
            1,960  NOKIAN RENKAAT OYJ                                                                           69,801
           11,056  NORTHROP GRUMMAN CORPORATION                                                                761,206
           23,600  ORIENTAL HOLDINGS BHD                                                                        38,994
           10,782  OSHKOSH TRUCK CORPORATION                                                                   166,258
           28,055  PIRELLI & COMPANY SPA                                                                        18,945
            1,396  PORSCHE AG                                                                                  195,961
            4,000  PRESS KOGYO COMPANY LIMITED                                                                  15,440
            1,900  PROSAFE PRODUCTION PUBLIC LIMITED+                                                            8,759
           12,700  PROTON HOLDINGS BHD                                                                          11,186
            3,304  RENAULT SA                                                                                  275,895
            4,000  RIKEN CORPORATION                                                                            13,593
              800  SAAB AB                                                                                      19,279
            4,000  SANDEN CORPORATION                                                                           15,477
           36,758  SANYANG INDUSTRIAL COMPANY LIMITED                                                           13,956
            5,320  SCANIA AB CLASS B                                                                            76,080
           27,200  SEMBCORP MARINE LIMITED                                                                      72,091
           11,000  SHINMAYWA INDUSTRIES LIMITED                                                                 36,354
            1,800  SHOWA CORPORATION                                                                            12,803
           62,500  SINOTRUK HONG KONG LIMITED                                                                   52,751
           44,054  SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                 1,004,431
            1,879  STX SHIPBUILDING COMPANY LIMITED                                                             31,605
            6,900  SUMITOMO RUBBER INDUSTRIES                                                                   55,046
           13,919  SUPERIOR INDUSTRIES INTERNATIONAL
                      INCORPORATED<<                                                                           244,557
           16,500  SUZUKI MOTOR CORPORATION                                                                    347,746
              700  TACHI-S COMPANY LIMITED                                                                       8,073
              900  TAKATA CORPORATION                                                                           15,445
           10,088  TATA MOTORS LIMITED<<                                                                        99,468
            8,400  TEXTRON INCORPORATED                                                                        345,240
           13,600  THAI STANLEY ELECTRIC PCL                                                                    47,664
            4,538  TOFAS TURK OTOMOBIL FABRIKASI AS                                                             15,167
            2,400  TOYODA GOSEI COMPANY LIMITED                                                                 53,484
            1,500  TOYOTA AUTO BODY COMPANY LIMITED                                                             26,286
            4,300  TOYOTA BOSHOKU CORPORATION                                                                   69,514
            8,200  TOYOTA INDUSTRIES CORPORATION                                                               236,199
           12,988  TRINITY INDUSTRIES INCORPORATED<<                                                           467,308
           10,000  TRW AUTOMOTIVE HOLDINGS CORPORATION+                                                        191,800
            1,200  TS TECH COMPANY LIMITED                                                                      17,464
           46,800  UMW HOLDINGS BHD                                                                             84,559
           31,361  UNITED TECHNOLOGIES CORPORATION                                                           2,056,968
            1,133  VALEO SA                                                                                     40,398
            2,495  VOLKSWAGEN AG                                                                               745,089
            7,800  VOLVO AB CLASS A                                                                             85,153
           16,980  VOLVO AB CLASS B                                                                            192,460
              158  VOSSLOH AG                                                                                   20,548
           20,488  WABTEC CORPORATION                                                                        1,210,226
           18,100  WINNEBAGO INDUSTRIES INCORPORATED<<                                                         205,435

                   Wells Fargo Advantage Master Portfolios 171


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
TRANSPORTATION EQUIPMENT (continued)
           20,000  XINYI GLASS HOLDING COMPANY LIMITED                                                  $       10,528
            7,600  YAMAHA MOTOR COMPANY LIMITED                                                                117,079
           65,416  YANG MING MARINE TRANSPORT                                                                   31,750
           31,930  YUE LOONG MOTOR                                                                              25,617
                                                                                                            33,710,296
                                                                                                        --------------
TRANSPORTATION SERVICES: 0.50%
           20,968  ASCIANO GROUP                                                                                87,079
           48,400  BANGKOK EXPRESSWAY PCL                                                                       24,737
          104,000  BERLIAN LAJU TANKER                                                                          19,886
              394  CARGOTEC CORPORATION                                                                         12,079
           28,410  CH ROBINSON WORLDWIDE INCORPORATED<<                                                      1,480,445
           15,000  CHINA HIGH SPEED TRANSMISSION EQUIPMENT
                      GROUP COMPANY LIMITED                                                                     29,176
            3,274  CINTRA CONCESIONES DE INFRAESTRUCTURAS DE
                      TRANSPORTE SA                                                                             37,900
           63,000  COMFORTDELGRO CORPORATION LIMITED                                                            66,622
            1,187  DELEK AUTOMOTIVE SYSTEMS LIMITED                                                             15,271
           14,423  DEUTSCHE POST AG                                                                            337,787
           41,889  EXPEDIA INCORPORATED+                                                                       739,760
           34,056  EXPEDITORS INTERNATIONAL WASHINGTON
                      INCORPORATED                                                                           1,229,081
            6,997  FIRSTGROUP PLC                                                                               77,114
           27,555  GATX CORPORATION                                                                          1,207,736
              291  GLOVIS COMPANY LIMITED                                                                       17,988
              462  GO-AHEAD GROUP PLC                                                                           16,352
           11,000  GOODPACK LIMITED                                                                             10,991
              348  HAMBURGER HAFEN UND LOGISTIK AG                                                              21,763
           24,900  HERTZ GLOBAL HOLDINGS INCORPORATED+                                                         236,799
            9,000  KAMIGUMI COMPANY LIMITED                                                                     69,464
              700  KINTETSU WORLD EXPRESS INCORPORATED                                                          12,709
              547  KONINKLIJKE VOPAK NV                                                                         32,207
              554  KOREA EXPRESS COMPANY LIMITED+                                                               48,652
              786  KUEHNE & NAGEL INTERNATIONAL AG                                                              62,227
            2,184  NATIONAL EXPRESS GROUP PLC                                                                   41,250
              508  OESTERREICHISCHE POST AG                                                                     20,075
           23,393  PACER INTERNATIONAL INCORPORATED                                                            493,124
              143  PANALPINA WELTTRANSPORT HOLDINGS AG                                                          11,368
           41,000  POS MALAYSIA & SERVICES HOLDINGS BHD+                                                        22,294
            1,684  SBS TRANSIT LIMITED                                                                           2,480
           20,200  SINGAPORE AIRLINES LIMITED                                                                  216,024
           50,000  SINGAPORE POST LIMITED                                                                       35,848
          101,500  SINOTRANS SHIPPING LIMITED                                                                   40,717
           19,000  SMRT CORPORATION LIMITED                                                                     24,566
              299  SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE                                                      25,888
            8,599  STAGECOACH GROUP PLC                                                                         49,917
            5,854  THE GREAT EASTERN SHIPPING COMPANY LIMITED                                                   50,768
            7,473  THOMAS COOK GROUP PLC                                                                        31,119
            6,847  TNT NV                                                                                      255,403
            1,085  TOGNUM AG                                                                                    23,724
           37,000  TOKYU CORPORATION                                                                           189,831
           25,119  TOLL HOLDINGS LIMITED                                                                       148,725
            7,600  TRANSPORT INTERNATIONAL HOLDINGS LIMITED                                                     27,633
           13,114  UTI WORLDWIDE INCORPORATED                                                                  263,591
           17,000  YAMATO HOLDINGS COMPANY LIMITED                                                             200,511
                                                                                                             8,068,681
                                                                                                        --------------

                   172 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
WATER TRANSPORTATION: 0.39%
               17  A.P. MOLLER-MAERSK A/S+                                                              $      190,496
           14,200  CARNIVAL CORPORATION                                                                        526,252
            2,700  CARNIVAL PLC                                                                                 92,563
           45,650  CHINA SHIPPING CONTAINER LINES COMPANY LIMITED CLASS H                                       11,144
           29,545  CIA SUDAMERICANA DE VAPORES SA+                                                              39,758
              227  COMPAGNIE MARITIME BELGE SA                                                                  12,078
           28,000  COSCO CORPORATION SINGAPORE LIMITED                                                          44,754
          123,500  COSCO HOLDINGS                                                                              234,291
              340  D S NORDEN                                                                                   32,124
            4,000  DAIICHI CHUO KISEN KAISHA                                                                    23,800
              524  DS TORM AS                                                                                   17,995
          133,000  EVERGREEN MARINE CORPORATION (TAIWAN) LIMITED                                                75,369
           30,000  EZRA HOLDINGS LIMITED                                                                        37,982
              578  FORTH PORTS PLC                                                                              18,122
           17,601  GENERAL MARITIME CORPORATION<<                                                              434,745
            3,210  HANJIN SHIPPING COMPANY LIMITED                                                              81,552
            2,670  HYUNDAI MERCHANT MARINE COMPANY LIMITED                                                      94,566
            2,200  IINO KAIUN KAISHA LIMITED                                                                    16,789
          134,600  INTERNATIONAL CONTAINER TERM SERVICES INCORPORATED                                           82,915
           61,000  JAYA HOLDINGS LIMITED                                                                        53,113
           22,000  KAWASAKI KISEN KAISHA LIMITED                                                               155,974
            8,290  KIRBY CORPORATION+                                                                          379,599
           14,000  MALAYSIAN BULK CARRIERS BHD                                                                  14,318
           33,900  MISC BHD                                                                                     86,552
           42,000  MITSUI OSK LINES LIMITED                                                                    497,787
           16,000  NEPTUNE ORIENT LINES LIMITED                                                                 25,215
           45,000  NIPPON YUSEN KABUSHIKI KAISHA                                                               359,112
            7,000  ORIENT OVERSEAS INTERNATIONAL LIMITED                                                        23,977
           16,687  OVERSEAS SHIPHOLDING GROUP INCORPORATED<<                                                 1,197,125
           52,000  PACIFIC BASIN SHIPPING LIMITED                                                               70,495
           17,127  PETRONET LNG LIMITED                                                                         23,017
           73,800  REGIONAL CONTAINER LINES PCL                                                                 32,546
           26,216  ROYAL CARIBBEAN CRUISES LIMITED<<                                                           712,551
              266  SCHMITT INDUSTRIES INCORPORATED                                                              20,496
           10,900  SCOMI MARINE BHD                                                                              1,594
            2,000  SHINWA KAIUN KAISHA LIMITED                                                                   9,840
           18,800  SINCERE NAVIGATION CORPORATION                                                               24,948
           30,000  STX PAN OCEAN COMPANY LIMITED                                                                52,342
            8,332  TEEKAY CORPORATION                                                                          296,286
           74,400  THORESEN THAI AGENCIES PCL                                                                   69,533
           22,000  U-MING TRANSPORT CORPORATION                                                                 57,991
                                                                                                             6,231,706
                                                                                                        --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.00%
           11,314  AIRGAS INCORPORATED                                                                         670,241
           25,072  ALFA SA DE CV                                                                               130,691
            1,300  ALFRESA HOLDINGS CORPORATION                                                                 84,540
           27,223  AMERISOURCEBERGEN CORPORATION                                                             1,116,415
            8,561  BROWN-FORMAN CORPORATION CLASS B<<                                                          616,478
           30,400  DEAN FOODS COMPANY+<<                                                                       765,168
              131  EMS-CHEMIE HOLDINGS AG                                                                       16,107
           19,358  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+<<                                               439,814
           39,500  ESPRIT HOLDINGS LIMITED                                                                     326,083
           30,295  FRESH DEL MONTE PRODUCE INCORPORATED+<<                                                     703,147
               77  GALENICA AG                                                                                  30,493

                   Wells Fargo Advantage Master Portfolios 173


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
WHOLESALE TRADE NON-DURABLE GOODS (continued)
           14,374  HENRY SCHEIN INCORPORATED+                                                           $      840,592
           10,313  HERBALIFE LIMITED                                                                           485,743
            2,500  HITACHI HIGH-TECHNOLOGIES CORPORATION                                                        46,103
            7,084  INCHCAPE PLC                                                                                 33,256
          172,900  IT CITY PCL                                                                                  29,952
           57,000  ITOCHU CORPORATION                                                                          458,552
            8,439  JARDINE CYCLE & CARRIAGE LIMITED                                                            105,250
            2,722  JERONIMO MARTINS                                                                             23,317
            5,700  KT&G CORPORATION                                                                            479,087
            2,579  LG CHEM LIMITED                                                                             223,261
           78,000  LI & FUNG LIMITED                                                                           237,181
           13,242  MCKESSON CORPORATION                                                                        765,123
            3,448  MEDA AB CLASS A                                                                              42,381
           24,362  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                      1,141,360
            7,400  MEDICEO PALTAC HOLDINGS COMPANY LIMITED                                                     111,234
            1,581  METRO INCORPORATED CLASS A                                                                   43,925
           35,323  NU SKIN ENTERPRISES INCORPORATED                                                            591,660
           24,000  PRIME SUCCESS INTERNATIONAL GROUP LIMITED                                                    12,300
            2,200  SANKYO COMPANY LIMITED                                                                      104,167
            3,300  SASKATCHEWAN WHEAT POOL+                                                                     38,072
            4,000  SATORI ELECTRIC COMPANY LIMITED                                                              25,128
           14,983  SIEMENS AG                                                                                1,626,369
           47,457  SMURFIT-STONE CONTAINER CORPORATION+                                                        239,658
           50,900  SOJITZ CORPORATION                                                                          145,231
              630  SOS CUETARA SA                                                                               12,574
           42,539  SUPERVALU INCORPORATED                                                                      986,479
           27,948  SYSCO CORPORATION                                                                           889,585
            1,400  TOHO PHARMACEUTICAL                                                                          24,610
           14,969  TRACTOR SUPPLY COMPANY+                                                                     637,979
          175,770  UNI-PRESIDENT ENTERPRISES CORPORATION                                                       189,012
            3,158  UNITED DRUG PLC                                                                              18,300
           10,966  UNITED STATIONERS INCORPORATED<<                                                            543,694
            9,784  WOLSELEY PLC                                                                                 78,944
                                                                                                            16,129,256
                                                                                                        --------------
WHOLESALE TRADE-DURABLE GOODS: 0.94%
            1,800  ABC-MART INCORPORATED                                                                        44,808
            3,176  ALESCO CORPORATION LIMITED                                                                   18,726
              600  AS ONE CORPORATION                                                                           12,804
           23,065  AVNET INCORPORATED+                                                                         676,958
           18,518  BORGWARNER INCORPORATED<<                                                                   765,719
            2,500  CANON MARKETING JAPAN INCORPORATED                                                           41,030
            1,194  CELESIO AG                                                                                   45,675
          135,000  CMC MAGNETICS CORPORATION                                                                    34,741
            4,440  DAEWOO INTERNATIONAL CORPORATION                                                            132,396
           12,180  DIGITAL CHINA HOLDINGS LIMITED                                                                6,174
            2,700  FINNING INTERNATIONAL INCORPORATED                                                           61,435
            3,100  FUJI ELECTRONICS COMPANY LIMITED                                                             26,270
            4,800  HAKUTO COMPANY LIMITED                                                                       42,325
            3,309  HALFORDS GROUP                                                                               17,713
            2,640  HANWHA CHEMICAL (KOREA) CORPORATION                                                          89,554
           12,000  HANWHA CHEMICAL CORPORATION                                                                  53,665
           41,318  HILL-ROM HOLDINGS INCORPORATED+<<                                                         1,237,061
            1,526  HYOSUNG CORPORATION                                                                         102,498
           44,221  IKON OFFICE SOLUTIONS INCORPORATED                                                          765,466

                   174 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

      SHARES                           SECURITY NAME                                                         VALUE
-----------------  -----------------------------------------------------                                --------------
WHOLESALE TRADE-DURABLE GOODS (continued)
            2,200  INABA DENKI SANGYO COMPANY LIMITED                                                   $       55,705
           29,319  INGRAM MICRO INCORPORATED+                                                                  554,422
           31,055  INSIGHT ENTERPRISES INCORPORATED+                                                           516,755
            2,000  ITOCHU ENEX COMPANY LIMITED                                                                  12,356
            7,000  IWATANI INTERNATIONAL CORPORATION                                                            19,105
            4,000  JAPAN PULP & PAPER COMPANY LIMITED                                                           13,777
            9,000  JFE SHOJI HOLDINGS INCORPORATED                                                              51,697
            3,800  KAGA ELECTRONICS COMPANY LIMITED                                                             47,017
           12,000  KANEMATSU CORPORATION+                                                                       13,510
            3,500  KATO SANGYO COMPANY LIMITED                                                                  46,847
            3,100  KURODA ELECTRIC COMPANY LIMITED                                                              35,759
               30  KYOCERA CORPORATION                                                                           2,511
            1,600  LG INTERNATIONAL CORPORATION                                                                 33,413
           20,276  LKQ CORPORATION+                                                                            379,769
            1,300  MACNICA INCORPORATED                                                                         16,323
            6,612  MARTIN MARIETTA MATERIALS INCORPORATED<<                                                    746,495
           23,972  METCASH LIMITED                                                                              80,672
               33  MITSUBISHI CORPORATION                                                                        1,843
           61,000  MITSUI & COMPANY LIMITED                                                                  1,040,010
              263  MITSUI & COMPANY LIMITED ADR                                                                 89,444
            6,000  NAGASE & COMPANY LIMITED                                                                     56,819
            4,600  NIDEC CORPORATION                                                                           309,202
           23,508  OMNICARE INCORPORATED                                                                       758,133
           19,089  PATTERSON COMPANIES INCORPORATED+                                                           621,156
           23,926  PEP BOYS-MANNY, MOE & JACK<<                                                                210,549
           20,417  POOL CORPORATION<<                                                                          495,316
            8,092  PREMIER FOODS PLC                                                                            12,789
           14,773  RELIANCE STEEL & ALUMINUM COMPANY                                                           842,209
              807  RUSSEL METALS INCORPORATED                                                                   23,341
              700  RYOSHOKU LIMITED                                                                             13,296
              800  RYOYO ELECTRO CORPORATION                                                                     7,721
            6,831  SAMSUNG CORPORATION                                                                         296,553
            1,291  STRAUSS GROUP LIMITED                                                                        15,897
              988  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED                                                  6,100
          120,494  SYCAMORE NETWORKS INCORPORATED+                                                             421,729
            7,000  TAT HONG HOLDINGS LIMITED+                                                                    6,139
           35,246  TECH DATA CORPORATION+                                                                    1,203,298
            2,600  TOMEN ELECTRONICS CORPORATION                                                                29,858
              818  TOROMONT INDUSTRIES LIMITED+                                                                 25,038
            3,700  TOYO CORPORATION                                                                             39,676
              900  TRUSCO NAKAYAMA CORPORATION                                                                  12,302
              451  TRYGVESTA A/S                                                                                30,622
            2,100  VALOR COMPANY LIMITED                                                                        18,600
           18,717  WESCO INTERNATIONAL INCORPORATED+                                                           719,481
           31,945  WPG HOLDINGS COMPANY LIMITED                                                                 34,377
           10,380  WW GRAINGER INCORPORATED                                                                    934,469
                                                                                                            15,077,118
                                                                                                        --------------
TOTAL COMMON STOCKS (COST $1,696,267,931)                                                                1,588,958,776
                                                                                                        --------------

                   Wells Fargo Advantage Master Portfolios 175


              Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

                                                                                           EXPIRATION
     SHARES                            SECURITY NAME                                          DATE           VALUE
-----------------  -----------------------------------------------------                 -------------  --------------
RIGHTS: 0.00%
           21,769  AEGON NV RIGHTS+(a)                                                      09/15/2008  $            0
            1,052  CENTROS COMERCIALES SUDAMERICANOS SA RIGHTS+(a)                          09/17/2008               0
           29,545  CIA SUDAMERICANA DE VAPORES SA RIGHTS+(a)                                09/17/2008             246
            5,928  EL EZZ STEEL REBARS RIGHTS+(a)                                           09/25/2008          21,374
            1,550  HINDALCO INDUSTRIES RIGHTS+(a)                                           09/25/2008           1,083
               83  KOOR INDUSTRIES LIMITED RIGHTS+(a)                                       08/31/2008             250
              375  LEIGHTON HOLDINGS RIGHTS+(a)                                             09/11/2008           3,242
           53,250  MAPLETREE LOGISTICS TRUST RIGHTS+                                        10/03/2008             188
           13,600  METRO HOLDINGS LIMITED RIGHTS+(a)                                        09/12/2008           5,566
           10,887  REED ELSEVIER RIGHTS+(a)                                                 08/29/2008               0
           61,620  ROYAL DUTCH SHELL RIGHTS+(a)                                             09/10/2008               0
           17,583  UNITED TRACTORS RIGHTS+(a)                                               09/08/2008           5,517
TOTAL RIGHTS (COST $31,195)                                                                                     37,466
                                                                                                        --------------
WARRANTS: 0.00%
            2,479  BEACH PETROLEUM LIMITED WARRANTS+                                        06/10/2010             211
          107,854  CHAMPION TECHNOLOGY HOLDINGS LIMITED
                   WARRANTS+                                                                04/16/2009             166
            6,000  CHINA OVERSEAS LAND & INVESTMENTS WARRANTS+                              08/27/2008              28
            3,300  IJM LAND BHD WARRANTS+(a)                                                09/11/2013               0
            1,111  INDUSTRIAL & COMMERCIAL BANK OF CHINA ASIA
                   LIMITED WARRANTS+                                                        11/06/2008              41
          203,875  MATAHARI PUTRA WARRANTS+                                                 07/12/2010             602
           17,250  OSIM WARRANTS+(a)                                                        06/23/2011               0
              700  TAT HONG HOLDINGS LIMITED WARRANTS+                                      08/02/2013              69
TOTAL WARRANTS (COST $1,132)                                                                                     1,117
                                                                                                        --------------
PREFERRED STOCKS: 0.67%
           23,200  ARACRUZ CELULOSE SA PREFERRED CLASS B                                                       127,813
           75,279  BANCO BRADESCO SA                                                                         1,381,355
           58,863  BANCO ITAU HOLDING FINANCEIRA SA                                                          1,115,137
              557  CASINO GUICHARD PERRACHON SA PREFERRED                                                       40,230
            7,654  CIA DE BEBIDAS DAS AMERICAS PREFERRED SHARES                                                474,642
           13,147  CIA ENERGETICA DE MINAS GERAIS PREFERRED                                                    282,871
           97,030  COMPANHIA VALE DO RIO DOCE CLASS A                                                        2,267,407
            8,213  EMBOTELLADORA ANDINA SA A SHARES PREFERRED+                                                  22,202
            7,326  EMBOTELLADORA ANDINA SA B SHARES PREFERRED                                                   22,289
           21,702  GERDAU SA PREFERRED                                                                         405,282
            5,767  MALAYSIAN AIRLINE PREFERRED SHARES                                                            1,385
            5,256  METALURGICA GERDAU SA                                                                       133,206
          156,604  PETROLEO BRASILEIRO SA                                                                    3,371,309
              597  RWE AG PREFERRED                                                                             52,000
           12,177  TELE NORTE LESTE PARTICIPACOES SA                                                           281,416
            9,782  UNIPOL PREFERRED                                                                             18,232
           12,402  USINAS SIDERURGICAS DE MINAS GERAIS SA CLASS A                                              435,896
            1,861  VOLKSWAGEN AG PREFERRED                                                                     286,621
TOTAL PREFERRED STOCKS (COST $8,136,829)                                                                    10,719,293
                                                                                                        --------------
COLLATERAL FOR SECURITIES LENDING: 14.58%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.28%
        5,148,658  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                  5,148,658
        5,148,658  DAILY ASSETS FUND INSTITUTIONAL                                                           5,148,658
        5,148,658  DREYFUS CASH MANAGEMENT FUND                                                              5,148,658
        5,148,658  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                           5,148,658
                                                                                                            20,594,632
                                                                                                        --------------

                  176 Wells Fargo Advantage Master Portfolios


             Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

  PRINCIPAL   SECURITY NAME                                  INTEREST RATE   MATURITY DATE        VALUE
-----------   --------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS: 13.30%
$ 3,775,682   ALPINE SECURITIZATION CORPORATION++                    2.47%      09/18/2008   $    3,770,760
    686,488   AMSTEL FUNDING CORPORATION++                           2.50       09/02/2008          686,345
  3,844,331   AMSTEL FUNDING CORPORATION++                           2.70       09/03/2008        3,843,178
  1,510,273   ASPEN FUNDING CORPORATION++                            2.12       09/02/2008        1,510,006
  1,699,057   ASPEN FUNDING CORPORATION++                            2.48       09/25/2008        1,696,014
  3,089,195   ATLANTIS ONE FUNDING CORPORATION++                     2.55       09/26/2008        3,083,287
  1,716,219   BANCO SANTANDER TOTTA LOAN+++/-                        2.49       10/15/2008        1,715,857
 25,400,045   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED
              SECURITIES (MATURITY VALUE $25,406,056)                2.13       09/02/2008       25,400,045
  1,716,219   BANK OF IRELAND+++/-                                   2.80       10/14/2008        1,716,074
  3,775,682   CAFCO LLC++                                            2.40       09/22/2008        3,769,893
  1,372,975   CANCARA ASSET SECURITIZATION LIMITED++                 2.50       09/04/2008        1,372,499
  1,510,273   CBA (DELAWARE) FINANCE INCORPORATED                    2.35       09/02/2008        1,509,977
  1,752,652   CHEYNE FINANCE LLC++(a)+/-####(i)                      1.99       02/25/2008           28,919
  1,349,363   CHEYNE FINANCE LLC(a)+/-####(i)                        2.17       05/19/2008           22,264
  3,226,492   CRC FUNDING LLC++                                      2.42       09/23/2008        3,221,287
  5,560,550   CREDIT SUISSE FIRST BOSTON REPURCHASE
              AGREEMENT - 102% COLLATERALIZED BY MONEY
              MARKET SECURITIES
              (MATURITY VALUE $5,561,909)                            2.20       09/02/2008        5,560,550
  3,241,869   DANSKE BANK A/S COPENHAGEN                             1.88       09/02/2008        3,241,869
  5,903,794   DANSKE BANK A/S COPENHAGEN                             2.03       09/02/2008        5,903,794
  2,402,707   DANSKE BANK A/S COPENHAGEN                             2.03       09/02/2008        2,402,707
  5,148,658   DANSKE BANK A/S COPENHAGEN                             2.15       09/02/2008        5,148,658
  4,736,765   DANSKE BANK A/S COPENHAGEN                             2.18       09/02/2008        4,736,765
  4,736,765   DANSKE BANK A/S COPENHAGEN                             2.20       09/02/2008        4,736,765
  3,569,736   DANSKE BANK A/S COPENHAGEN                             2.23       09/02/2008        3,569,736
  1,167,029   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MONEY MARKET
              SECURITIES (MATURITY VALUE $1,167,312)                 2.18       09/02/2008        1,167,029
 19,084,358   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED
              SECURITIES (MATURITY VALUE $19,088,896)                2.14       09/02/2008       19,084,358
  3,020,546   ERASMUS CAPITAL CORPORATION++                          2.48       09/02/2008        3,019,922
  3,775,682   FAIRWAY FINANCE CORPORATION++                          2.54       09/16/2008        3,771,154
  1,922,166   FALCON ASSET SECURITIZATION CORPORATION++              2.45       09/22/2008        1,919,157
  2,402,707   FALCON ASSET SECURITIZATION CORPORATION++              2.45       09/25/2008        2,398,455
  1,201,353   FORTIS BANQUE LUXEMBOURG                               2.47       09/18/2008        1,199,787
  1,029,732   GEMINI SECURITIZATION INCORPORATED++                   2.47       09/26/2008        1,027,824
  2,402,707   GRAMPIAN FUNDING LIMITED++                             2.56       09/24/2008        2,398,435
  6,667,831   GRYPHON FUNDING LIMITED(a)+/-(i)                       0.00       08/23/2009        2,965,185
  4,462,170   ING USA ANNUITY & LIFE INSURANCE(a)+/-(i)              2.55       10/16/2008        4,462,170
  1,578,922   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MONEY MARKET
              SECURITIES (MATURITY VALUE $1,579,308)                 2.20       09/02/2008        1,578,922
 19,564,899   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED
              SECURITIES (MATURITY VALUE $19,569,529)                2.13       09/02/2008       19,564,899
  1,722,810   JUPITER SECURITIZATION CORPORATION++                   2.45       09/25/2008        1,719,761
  1,578,922   LIBERTY STREET FUNDING CORPORATION++                   2.47       09/17/2008        1,576,972
  1,321,489   LIBERTY STREET FUNDING CORPORATION++                   2.48       09/19/2008        1,319,668
  1,132,705   LMA AMERICAS LLC++                                     2.58       09/23/2008        1,130,756
  3,775,682   MAZARIN FUNDING CORPORATION++                          2.50       09/26/2008        3,768,603
  1,270,002   MONT BLANC CAPITAL CORPORATION                         2.55       09/05/2008        1,269,462
    823,785   MONT BLANC CAPITAL CORPORATION++                       2.55       09/08/2008          823,260
    317,501   MORGAN STANLEY+/-                                      2.62       10/15/2008          317,501
    515,896   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MONEY MARKET
              SECURITIES (MATURITY VALUE $516,005)                   1.90       09/02/2008          515,896
    514,866   NORDEA NORTH AMERICA INCORPORATED                      2.39       09/16/2008          514,285
  3,432,438   NORTHERN ROCK PLC+++/-                                 2.49       10/03/2008        3,428,775
    626,557   OLD LINE FUNDING CORPORATION++                         2.50       09/08/2008          626,166
  3,226,492   PRUDENTIAL PLC++                                       2.42       09/10/2008        3,224,106

                  Wells Fargo Advantage Master Portfolios 177


             Portfolio of Investments--August 31, 2008 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

  PRINCIPAL   SECURITY NAME                                  INTEREST RATE   MATURITY DATE        VALUE
-----------   --------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 3,775,682   RANGER FUNDING CORPORATION++ ................          2.45%      09/24/2008   $    3,769,258
  2,883,248   SALISBURY RECEIVABLES COMPANY++ .............          2.50       09/10/2008        2,881,046
  3,089,195   SCALDIS CAPITAL LIMITED++ ...................          2.60       09/24/2008        3,083,617
  3,707,034   SHEFFIELD RECEIVABLES CORPORATION++ .........          2.48       09/09/2008        3,704,480
  3,775,682   SOLITAIRE FUNDING LLC++ .....................          2.45       09/26/2008        3,768,744
  3,432,438   STANFIELD VICTORIA FUNDING
              LLC++(a)+/-####(i) ..........................          2.81       02/15/2008        2,745,951
  2,128,112   STANFIELD VICTORIA FUNDING
              LLC++(a)+/-####(i) ..........................          2.79       04/03/2008        1,702,489
  1,887,841   STARBIRD FUNDING CORPORATION++ ..............          2.70       09/23/2008        1,884,443
  1,922,166   STARBIRD FUNDING CORPORATION++ ..............          2.76       09/24/2008        1,918,495
  3,569,736   SWEDBANK MORTGAGE AB ........................          2.48       09/19/2008        3,564,818
    851,107   TULIP FUNDING CORPORATION++ .................          2.45       09/26/2008          849,544
  1,716,219   UNICREDITO ITALIANO BANK (IRELAND)+++/- .....          2.50       10/14/2008        1,715,982
  1,716,219   UNICREDITO ITALIANO BANK (IRELAND)
              SERIES LIB+++/- .............................          2.49       10/08/2008        1,716,013
  2,951,897   VICTORIA FINANCE LLC++(a)+/-####(i) .........          2.20       07/28/2008        2,361,518
  1,716,219   VICTORIA FINANCE LLC++(a)+/-####(i) .........          2.22       08/07/2008        1,372,975
  3,432,438   WHITE PINE FINANCE LLC++(a)+/-####(i) .......          2.85       02/22/2008        3,147,544
                                                                                                213,626,674
                                                                                             --------------
TOTAL COLLATERAL FOR SECURITIES LENDING
   (COST $239,065,119)                                                                          234,221,306
                                                                                             --------------
     SHARES

SHORT-TERM INVESTMENTS: 0.48%
  7,768,252   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                        7,768,252
                                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,768,252)                                                    7,768,252
                                                                                             --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $1,951,270,458)*           114.65%                                                  $1,841,706,210
OTHER ASSETS AND LIABILITIES, NET   (14.65)                                                   (235,312,402)
                                    -------                                                  --------------
TOTAL NET ASSETS                    100.00%                                                  $1,606,393,808
                                    -------                                                  --------------

+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(l)  Long-term security of an affiliate of the fund with a cost of $3,541,312.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Security of an affiliate of the fund with a cost of $7,768,252.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   178 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

MONEY MARKET PORTFOLIO

  PRINCIPAL   SECURITY NAME                                  INTEREST RATE   MATURITY DATE        VALUE
-----------   --------------------------------------------   -------------   -------------   --------------
AGENCY NOTES - INTEREST BEARING: 1.52%
FEDERAL HOME LOAN BANK: 1.52%
$ 1,000,000   FHLB+/-                                                2.49%      01/28/2009   $    1,000,000
  1,000,000   FHLB+/-                                                2.49       01/30/2009        1,000,000

                                                                                                  2,000,000
                                                                                             --------------
TOTAL AGENCY NOTES - INTEREST BEARING (COST $2,000,000)                                           2,000,000
                                                                                             --------------
CORPORATE BONDS & NOTES: 4.20%
BANKING: 0.61%
    800,000   ALLIED IRISH BANKS PLC+++/-                            2.47       11/18/2008          800,000
                                                                                             --------------
DOMESTIC BANKS: 0.39%
    260,000   MORGAN STANLEY+/-                                      2.19       09/15/2008          259,950
    250,000   WACHOVIA BANK NA+/-                                    3.00       05/01/2009          250,000

                                                                                                    509,950
                                                                                             --------------
FINANCIAL SERVICES: 0.76%
  1,000,000   IRISH LIFE & PERMANENT+++/-                            2.50       03/20/2009        1,000,000
                                                                                             --------------
FOREIGN BANKS: 1.30%
    700,000   BES FINANCE LIMITED+++/-                               2.52       03/02/2009          700,000
  1,000,000   INTESA BANK IRELAND PLC+++/-                           2.49       03/25/2009        1,000,000

                                                                                                  1,700,000
                                                                                             --------------
MUNICIPAL: 1.14%
  1,500,000   FLORIDA HURRICANE CATASTROPHE+/-                       2.69       12/12/2008        1,500,000
                                                                                             --------------
TOTAL CORPORATE BONDS & NOTES (COST $5,509,950)                                                   5,509,950
                                                                                             --------------
MUNICIPAL BONDS & NOTES: 1.49%
COLORADO: 0.19%
    250,000   COLORADO HOUSING & FINANCE AUTHORITY TAXABLE
              MULTIFAMILY PROJECT B II (HOUSING REVENUE,
              FNMA INSURED)+/-ss                                     3.00       05/01/2049          250,000
                                                                                             --------------
MINNESOTA: 0.20%
    260,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING
              SERIES T (HOUSING REVENUE, GENERAL
              OBLIGATION OF AUTHORITY)+/-ss                          2.70       07/01/2048          260,000
                                                                                             --------------
NEW JERSEY: 0.15%
    200,000   NEW JERSEY STATE HOUSING & MORTGAGE FINANCE
              AGENCY TAXABLE SERIES 4 (HOUSING REVENUE,
              DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                 2.60       11/01/2037          200,000
                                                                                             --------------
OHIO: 0.19%
    250,000   OHIO STATE HFA RESIDENTIAL MANAGEMENT
              TAXABLE SERIES I (HOUSING REVENUE,
              GOVERNMENT NATIONAL MORTGAGE
              ASSOCIATION)+/-ss
                                                                     2.70       09/01/2039          250,000
                                                                                             --------------
TENNESSEE: 0.76%
  1,000,000   JOHNSON CITY TN HEALTH & EDUCATIONAL
              FACILITIES SERIES B (EDUCATIONAL FACILITIES
              REVENUE, REGIONS BANK)+/-ss                            2.55       07/01/2033        1,000,000
                                                                                             --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $1,960,000)                                                   1,960,000
                                                                                             --------------

                   Wells Fargo Advantage Master Portfolios 179


              Portfolio of Investments--August 31, 2008 (Unaudited)

MONEY MARKET PORTFOLIO

  PRINCIPAL   SECURITY NAME                                  INTEREST RATE   MATURITY DATE        VALUE
-----------   --------------------------------------------   -------------   -------------   --------------
COMMERCIAL PAPER: 50.48%
$ 1,000,000   ACTS RETIREMENT-LIFE##                                 2.92%      09/09/2008   $      999,432
  1,000,000   ALPINE SECURITIZATION++##                              2.47       09/25/2008          998,422
    800,000   AMSTEL FUNDING CORPORATION++##                         2.73       09/09/2008          799,571
  1,000,000   AMSTEL FUNDING CORPORATION++##                         2.73       09/22/2008          998,483
    450,000   AMSTEL FUNDING CORPORATION++##                         2.75       09/12/2008          449,656
    500,000   ANZ NATIONAL (INTERNATIONAL) LIMITED++##               3.04       04/20/2009          490,289
    250,000   ASB FINANCE LIMITED (LONDON)++##                       3.01       05/07/2009          244,837
    500,000   ATLANTIC ASSET SECURITIZATION
              CORPORATION++##                                        2.49       09/04/2008          499,931
    500,000   BEAGLE FUNDING LLC++##                                 2.72       09/17/2008          499,433
  1,000,000   BELMONT FUNDING LLC++##                                2.75       09/04/2008          999,847
    500,000   BRYANT PARK FUNDING LLC++##                            2.75       09/08/2008          499,771
    500,000   CAFCO LLC++##                                          2.67       09/04/2008          499,926
    750,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET
              DE PREVOYANCE++##                                      2.71       09/12/2008          749,435
    500,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET
              DE PREVOYANCE++##                                      2.97       10/21/2008          497,979
    550,000   CANCARA ASSET SECURITISATION LLC++##                   2.54       09/10/2008          549,690
    950,000   CANCARA ASSET SECURITISATION LLC++##                   2.54       09/15/2008          949,129
    600,000   CANCARA ASSET SECURITISATION LLC++##                   2.54       09/18/2008          599,323
  1,500,000   CHARTA LLC++##                                         2.60       09/02/2008        1,500,000
    300,000   CHARTA LLC++##                                         2.70       10/20/2008          298,920
    500,000   CHARTA LLC++##                                         2.80       09/17/2008          499,417
    750,000   CIESCO LLC++##                                         2.80       09/18/2008          749,067
  1,250,000   CITIBANK CREDIT CARD ISSUANCE TRUST++##                2.49       09/11/2008        1,249,222
  1,250,000   CITIBANK CREDIT CARD ISSUANCE TRUST++##                2.80       09/12/2008        1,249,028
    900,000   CITIBANK OMNI MASTER TRUST++##                         2.75       09/19/2008          898,831
    500,000   CITIBANK OMNI MASTER TRUST++##                         3.08       12/10/2008          495,765
  1,000,000   CLIPPER RECEIVABLES COMPANY LLC++##                    2.57       09/02/2008        1,000,000
  1,000,000   CLIPPER RECEIVABLES COMPANY LLC++##                    2.57       09/03/2008          999,929
    450,000   EBBETS FUNDING LLC++##                                 2.70       09/04/2008          449,933
  1,000,000   EBBETS FUNDING LLC++##                                 2.70       09/18/2008          998,800
  1,000,000   EBBETS FUNDING LLC++##                                 2.75       09/08/2008          999,542
  1,000,000   ELYSIAN FUNDING LLC++##                                2.60       09/05/2008          999,783
  1,500,000   ENTERPRISE FUNDING LLC++##                             2.48       09/08/2008        1,499,380
    500,000   ENTERPRISE FUNDING LLC++##                             2.49       09/08/2008          499,793
    800,000   ERASMUS CAPITAL CORPORATION++##                        2.60       09/09/2008          799,596
  1,000,000   ERASMUS CAPITAL CORPORATION++##                        2.60       09/15/2008          999,061
    500,000   EUREKA SECURITIZATION++##                              2.62       09/16/2008          499,492
  1,000,000   FAIRWAY FINANCE CORPORATION++##                        2.51       09/18/2008          998,884
  1,000,000   FAIRWAY FINANCE CORPORATION++##                        2.53       09/08/2008          999,578
  1,000,000   FALCON ASSET SECURITIES COMPANY LLC++##                2.48       09/11/2008          999,380
  1,000,000   FORTIS FUNDING LLC++##                                 2.52       09/12/2008          999,300
    750,000   FORTIS FUNDING LLC++##                                 2.67       10/07/2008          748,057
    650,000   GALLEON CAPITAL LLC++##                                2.57       09/04/2008          649,907
  1,000,000   GALLEON CAPITAL LLC++##                                2.60       09/02/2008        1,000,000
    550,000   GALLEON CAPITAL LLC++##                                2.60       09/03/2008          549,960
    750,000   GEMINI SECURITIZATION CORPORATION LLC++##              2.68       09/02/2008          750,000
    500,000   GEMINI SECURITIZATION CORPORATION LLC++##              2.68       09/04/2008          499,926
    500,000   GOVCO LLC++##                                          2.72       11/17/2008          497,129
    500,000   IRISH LIFE & PERMANENT++##                             2.76       09/30/2008          498,927
  1,000,000   KBC FINANCIAL PRODUCTS INTERNATIONAL
              LIMITED++##                                            2.72       09/17/2008          998,867
    450,000   LIBERTY STREET FUNDING LLC++##                         2.58       09/09/2008          449,774
  1,250,000   LIBERTY STREET FUNDING LLC++##                         2.59       09/15/2008        1,248,831
    250,000   LIBERTY STREET FUNDING LLC++##                         2.87       12/01/2008          248,206
    500,000   MAZARIN FUNDING CORPORATION++##                        2.60       09/02/2008          500,000
  1,000,000   MAZARIN FUNDING CORPORATION++##                        2.62       09/09/2008          999,491
    700,000   METLIFE SHORT TERM FUND++##                            2.56       09/15/2008          699,353
  1,000,000   METLIFE SHORT TERM FUND++##                            2.65       10/01/2008          997,865
  1,000,000   METLIFE SHORT TERM FUND++##                            2.93       12/09/2008          992,024

                   180 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2008 (Unaudited)

MONEY MARKET PORTFOLIO

  PRINCIPAL   SECURITY NAME                                  INTEREST RATE   MATURITY DATE        VALUE
-----------   --------------------------------------------   -------------   -------------   --------------
COMMERCIAL PAPER (continued)
$   250,000   MONT BLANC CAPITAL CORPORATION++##                     2.50%      09/03/2008   $      249,983
    500,000   MONT BLANC CAPITAL CORPORATION++##                     2.62       09/04/2008          499,927
  1,000,000   NATIONWIDE BUILDING SOCIETY++##                        2.40       09/04/2008          999,867
  1,000,000   NIEUW AMSTERDAM RECEIVABLES++##                        2.60       09/02/2008        1,000,000
  2,000,000   OLD LINE FUNDING LLC++##                               2.50       09/12/2008        1,998,611
    500,000   PARK AVENUE RECEIVABLES++##                            2.47       09/05/2008          499,897
  1,000,000   PARK AVENUE RECEIVABLES++##                            2.48       09/05/2008          999,793
    500,000   PICAROS FUNDING LLC++##                                2.53       09/15/2008          499,543
  2,000,000   PICAROS FUNDING LLC++##                                2.54       09/04/2008        1,999,718
    750,000   REGENCY MARKETS #1 LLC++##                             2.59       09/15/2008          749,298
  1,500,000   SCALDIS CAPITAL LLC++##                                2.59       09/22/2008        1,497,842
    250,000   SCALDIS CAPITAL LLC++##                                2.78       10/30/2008          248,880
  1,000,000   STARBIRD FUNDING CORPORATION++##                       2.70       09/25/2008          998,275
    400,000   STARBIRD FUNDING CORPORATION++##                       2.80       10/03/2008          399,036
    500,000   STARBIRD FUNDING CORPORATION++##                       2.95       10/17/2008          498,156
    600,000   SURREY FUNDING CORPORATION++##                         2.63       09/09/2008          599,693
    500,000   SURREY FUNDING CORPORATION++##                         2.64       09/12/2008          499,633
  1,000,000   SWEDBANK##                                             2.74       10/24/2008          996,042
    500,000   SWEDBANK##                                             2.81       09/08/2008          499,766
  1,000,000   SWEDBANK##                                             2.96       11/25/2008          993,093
  1,000,000   SWEDBANK##                                             3.00       11/26/2008          992,917
    300,000   THAMES ASSET GLOBAL SECURITIES++##                     2.55       09/10/2008          299,830
    400,000   THAMES ASSET GLOBAL SECURITIES++##                     2.55       09/15/2008          399,632
    700,000   THAMES ASSET GLOBAL SECURITIES++##                     2.57       09/09/2008          699,650
    500,000   UNICRED INTERNATIONAL BANK IRELAND++##                 2.93       11/25/2008          496,582
    500,000   VARIABLE FUNDING CAPITAL++##                           2.83       11/25/2008          496,698
  1,000,000   VERSAILLES COMMERCIAL PAPER LLC++##                    2.55       09/05/2008          999,788
  1,000,000   VICTORIA FINANCE LLC+++/-####(a)(i)                    4.82       01/17/2008          800,000

TOTAL COMMERCIAL PAPER (COST $66,448,317)                                                        66,248,322
                                                                                             --------------

EXTENDABLE BONDS: 5.98%
    700,000   BASF FINANCE EUROPE NV+++/-                            2.80       09/18/2009          700,000
    750,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET
              DE PREVOYANCE+++/-                                     2.77       09/10/2009          750,000
    500,000   COMMONWEALTH BANK AUSTRALIA+++/-                       2.99       08/03/2009          500,000
  1,500,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                2.48       09/09/2009        1,500,000
    500,000   HSBC USA INCORPORATED+/-                               3.19       08/14/2009          500,000
    750,000   IBM INTERNATIONAL GROUP CAPITAL+++/-                   3.03       09/25/2009          750,000
    750,000   ING USA GLOBAL FUNDING+/-                              3.14       09/18/2009          750,000
  1,400,000   RABOBANK NEDERLAND+++/-                                2.99       09/09/2009        1,400,000
    500,000   ROYAL BANK OF CANADA+++/-                              2.77       09/15/2009          500,000
    500,000   SVENSKA HANDELSBANKEN+++/-                             3.15       08/25/2009          500,000

TOTAL EXTENDABLE BONDS (COST $7,850,000)                                                          7,850,000
                                                                                             --------------

MEDIUM TERM NOTES: 3.43%
  1,000,000   BNP PARIBAS+/-                                         2.77       09/16/2008        1,000,000
  1,000,000   MBIA GLOBAL FUNDING LLC+++/-                           3.01       11/18/2008        1,000,000
  1,000,000   MERRILL LYNCH & COMPANY+/-                             2.61       03/24/2009        1,000,000
    500,000   ROYAL BANK SCOTLAND GROUP PLC+++/-                     2.96       09/18/2008          500,000
  1,000,000   TOTTA IRELAND PLC+++/-                                 2.47       09/05/2008        1,000,000

TOTAL MEDIUM TERM NOTES (COST $4,500,000)                                                         4,500,000
                                                                                             --------------

SECURED MASTER NOTE AGREEMENT: 3.45%
  2,167,000   BANK OF AMERICA SECURITIES+++/-ss     (e)              2.26               --        2,167,000
  2,354,000   CITIGROUP GLOBAL+++/-ss     (e)                        2.25               --        2,354,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST $4,521,000)                                             4,521,000
                                                                                             --------------

                   Wells Fargo Advantage Master Portfolios 181


              Portfolio of Investments--August 31, 2008 (Unaudited)

MONEY MARKET PORTFOLIO

  PRINCIPAL   SECURITY NAME                                  INTEREST RATE   MATURITY DATE        VALUE
-----------   --------------------------------------------   -------------   -------------   --------------
TIME DEPOSITS: 12.19%
$ 2,000,000   ALLIED IRISH BANKS PLC .....................           2.15%      09/02/2008   $    2,000,000
  2,000,000   BANCO BILBAO VIZCAYA ARGENTINA .............           2.20       09/02/2008        2,000,000
  2,000,000   BANK OF IRELAND ............................           2.23       09/02/2008        2,000,000
  1,000,000   BNP PARIBAS PARIS ..........................           2.15       09/02/2008        1,000,000
  2,000,000   DANSKE BANK A/S COPENHAGEN .................           2.15       09/02/2008        2,000,000
  2,000,000   DEXIA CREDIT LOCAL DE FRANCE ...............           2.18       09/02/2008        2,000,000
  3,000,000   KBC BANK NV BRUSSELS .......................           1.88       09/02/2008        3,000,000
  2,000,000   SOCIETE GENERALE PARIS .....................           2.18       09/02/2008        2,000,000

TOTAL TIME DEPOSITS (COST $16,000,000) ...................                                       16,000,000
                                                                                             --------------

CERTIFICATES OF DEPOSIT: 8.53%
  1,000,000   ABN AMRO BANK (LONDON) .....................           2.85       09/10/2008        1,000,000
  1,000,000   ALLIED IRISH BANKS (NEW YORK) ..............           2.86       09/09/2008        1,000,000
  1,000,000   BANCO BILBOA VIZCAYA ARGENTINA (NEW YORK) ..           2.70       09/04/2008        1,000,002
  2,000,000   BANK OF SOCTLAND PLC (NEW YORK)+/- .........           3.22       08/14/2009        2,000,000
    750,000   BARCLAYS BANK PLC (NEW YORK)+/- ............           2.97       02/27/2009          750,000
  1,000,000   BNP PARIBAS NY BRANCH ......................           3.12       02/20/2009        1,000,000
    750,000   FORTIS BANK (NEW YORK) .....................           2.80       10/17/2008          750,000
  1,000,000   INTESA SANPAOLO SPA LOND ...................           2.53       09/08/2008        1,000,000
    700,000   NATIXIS NY BRANCH ..........................           2.92       12/01/2008          700,000
    500,000   NATIXIS NY BRANCH+/-ss      ................           2.99       04/01/2010          500,000
  1,000,000   UNICREDITO ITALIANO NY .....................           3.00       12/08/2008        1,000,000
    500,000   US BANK NATIONAL ASSOCIATION ...............           2.86       04/20/2009          500,000

TOTAL CERTIFICATES OF DEPOSIT (COST $11,200,002) .........                                       11,200,002
                                                                                             --------------

REPURCHASE AGREEMENTS: 9.37%
  2,301,419   BARCLAYS CAPITAL INCORPORATED - 102%
              COLLATERALIZED BY US GOVERNMENT SECURITIES
              (MATURITY VALUE $2,301,966) ................           2.14       09/02/2008        2,301,419
  3,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION -
              102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $3,000,733) .....           2.20       09/02/2008        3,000,000
  1,000,000   DEUTSCHE BANK SECURITIES - 102%
              COLLATERALIZED BY US GOVERNMENT SECURITIES
              (MATURITY VALUE $1,000,242) ................           2.18       09/02/2008        1,000,000
  1,000,000   JPMORGAN SECURITIES - 102% COLLATERALIZED
              BY US GOVERNMENT SECURITIES
              (MATURITY VALUE $1,000,244) ................           2.20       09/02/2008        1,000,000
  3,000,000   LEHMAN BROTHERS COMMERCIAL - 102%
              COLLATERALIZED BY US GOVERNMENT SECURITIES
              (MATURITY VALUE $3,000,833) ................           2.50       09/02/2008        3,000,000
  2,000,000   MERRILL PIERCE FENNER & SMITH - 102%
              COLLATERALIZED BY US GOVERNMENT SECURITIES
              (MATURITY VALUE $2,000,489) ................           2.20       09/02/2008        2,000,000

TOTAL REPURCHASE AGREEMENTS (COST $12,301,419)                                                   12,301,419
                                                                                             --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $132,290,688)*                 100.64%                                                 $  132,090,693
OTHER ASSETS AND LIABILITIES, NET     (0.64)                                                       (844,580)
                                     ------                                                  --------------
TOTAL NET ASSETS                     100.00%                                                 $  131,246,113
                                     ------                                                  --------------

----------
++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

##   Zero coupon bond. Interest rate presented is yield to maturity.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(e)  The security is a private placement with no stated maturity date.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                  182 Wells Fargo Advantage Master Portfolios


       Statements of Assets and Liabilities--August 31, 2008 (Unaudited)

                                                                      Diversified Fixed     Diversified      Money Market
                                                                       Income Portfolio   Stock Portfolio     Portfolio
                                                                      -----------------   ---------------   -------------
ASSETS
   Investments
      In securities, at market value (including securities on
         loan) ....................................................     $  850,452,078     $1,596,436,443   $ 119,789,274
      Collateral received for securities loaned (Note 2) ..........        256,634,289        234,221,306               0
      Investments in affiliates ...................................         54,754,127         11,048,461               0
      Repurchase Agreements .......................................                  0                  0      12,301,419
                                                                        --------------     --------------   -------------
   Total investments at market value (see cost below) .............      1,161,840,494      1,841,706,210     132,090,693
                                                                        --------------     --------------   -------------
   Cash                                                                              0                  0          50,000
   Foreign currency, at value .....................................            350,720          4,636,974               0
   Receivable for investments sold ................................          8,557,440             22,786               0
   Receivables for dividends and interest .........................          9,831,239          3,179,173         126,628
   Prepaid expenses and other assets ..............................              5,961             47,473               0
                                                                        --------------     --------------   -------------
Total assets                                                             1,180,585,854      1,849,592,616     132,267,321
                                                                        --------------     --------------   -------------
LIABILITIES
   Payable for daily variation margin on futures contracts ........                  0            336,039               0
   Foreign taxes payable ..........................................                195                  0               0
   Payable for investments purchased ..............................         53,171,499          3,217,552       1,000,000
   Unrealized depreciation on forward foreign currency contracts ..            195,763                  0               0
   Payable upon receipt of securities loaned (Note 2) .............        258,859,069        239,065,119               0
   Payable to investment advisor and affiliates (Note 3) ..........            256,464            575,668          13,753
  Accrued expenses and other liabilities ..........................              2,785              4,430           7,455
                                                                        --------------     --------------   -------------
Total liabilities .................................................        312,485,775        243,198,808       1,021,208
                                                                        --------------     --------------   -------------
TOTAL NET ASSETS ..................................................     $  868,100,079     $1,606,393,808   $ 131,246,113
                                                                        ==============     ==============   =============
Investments at cost ...............................................     $1,156,762,618     $1,951,270,458   $ 132,290,688
                                                                        --------------     --------------   -------------
Foreign currencies at cost ........................................     $      361,813     $    4,715,777   $           0
                                                                        --------------     --------------   -------------
Securities on loan, at market value (Note 2) ......................     $  255,114,613     $  228,531,646   $           0
                                                                        --------------     --------------   -------------

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Master Portfolios 183


 Statements of Operations--For the Six Months Ended August 31, 2008 (Unaudited)

                                                                      Diversified Fixed     Diversified     Money Market
                                                                       Income Portfolio   Stock Portfolio    Portfolio
                                                                      -----------------   ---------------   ------------
INVESTMENT INCOME
   Dividends(1).....................................................    $          0       $ 19,413,944     $          0
   Interest.........................................................      18,253,170                  0        1,856,030
   Interest from affiliated securities..............................         483,289            124,099                0
   Securities lending income, net...................................         405,169            725,951                0
                                                                        ------------       ------------     ------------
Total investment income.............................................      19,141,628         20,263,994        1,856,030
                                                                        ------------       ------------     ------------
EXPENSES
   Advisory fees....................................................       1,249,638          2,769,512           66,030
   Custody fees.....................................................         166,618            569,513           13,206
   Accounting fees..................................................           9,512              9,284            7,522
   Professional fees................................................          34,270             35,070           25,756
   Shareholder reports..............................................             802              1,201              652
   Trustees' fees...................................................           4,323              4,323            4,323
   Other fees and expenses..........................................           3,919             32,375            1,565
                                                                        ------------       ------------     ------------
Total expenses......................................................       1,469,082          3,421,278          119,054
                                                                        ------------       ------------     ------------
LESS
   Waived fees and reimbursed expenses (Note 3).....................          (3,054)            (1,066)          (4,609)
   Net expenses.....................................................       1,466,028          3,420,212          114,445
                                                                        ------------       ------------     ------------
Net investment income (loss)........................................      17,675,600         16,843,782        1,741,585
                                                                        ------------       ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency
   translation......................................................       1,605,873         10,180,012          (15,354)
   Futures transactions.............................................               0           (210,492)               0
   Affiliated Securities............................................               0            (11,042)               0
                                                                        ------------       ------------     ------------
Net realized gain and loss from investments.........................       1,605,873          9,958,478          (15,354)
                                                                        ------------       ------------     ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency
   translation......................................................     (32,081,013)       (81,036,666)         (91,600)
   Forward foreign currency contracts...............................        (389,715)                 0                0
   Futures transactions                                                            0           (515,770)               0
                                                                        ------------       ------------     ------------
Net change in unrealized appreciation (depreciation) of
   investments......................................................     (32,470,728)       (81,552,436)         (91,600)
                                                                        ------------       ------------     ------------
Net realized and unrealized gain (loss) on investments..............     (30,864,855)       (71,593,958)        (106,954)
                                                                        ------------       ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....    $(13,189,255)      $(54,750,176)    $  1,634,631
                                                                        ============       ============     ============
(1) Net of foreign withholding taxes of.............................    $          0       $  1,091,986     $          0

The accompanying notes are an integral part of these financial statements.

                   184 Wells Fargo Advantage Master Portfolios


                      Statements of Changes in Net Assets

                                                              DIVERSIFIED FIXED INCOME
                                                                       PORTFOLIO
                                                          --------------------------------
                                                               For the          For the
                                                          Six Months Ended     Year Ended
                                                           August 31, 2008    February 29,
                                                             (Unaudited)          2008
                                                          ----------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ................................    $747,540,015     $ 511,061,689
OPERATIONS
   Net investment income (loss) ........................      17,675,600        29,765,957
   Net realized gain (loss) on investments .............       1,605,873         8,403,026
   Net change in unrealized appreciation
      (depreciation) of investments ....................     (32,470,728)       27,138,722
                                                            ------------     -------------
Net increase (decrease) in net assets resulting from
   operations ..........................................     (13,189,255)       65,307,705
                                                            ------------     -------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions .......................................     200,946,962       497,469,524
   Withdrawals .........................................     (67,197,643)     (326,298,903)
                                                            ------------     -------------
Net increase (decrease) from transactions in investors'
   beneficial interests ................................     133,749,319       171,170,621
                                                            ------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS ..................     120,560,064       236,478,326
                                                            ============     =============
ENDING NET ASSETS ......................................    $868,100,079     $ 747,540,015
                                                            ============     =============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 185


                       Statements of Changes in Net Assets

   DIVERSIFIED STOCK PORTFOLIO            MONEY MARKET PORTFOLIO
---------------------------------   ---------------------------------
     For the           For the           For the          For the
Six Months Ended     Year Ended     Six Months Ended     Year Ended
 August 31, 2008    February 29,     August 31, 2008    February 29,
   (Unaudited)          2008           (Unaudited)          2008
----------------   --------------   ----------------   --------------

 $1,472,810,890    $  876,896,308    $124,923,826      $ 152,041,503

     16,843,782        20,075,836       1,741,585          6,417,043
      9,958,478        60,160,849         (15,354)             7,006

    (81,552,436)     (142,485,632)        (91,600)          (108,395)
 --------------    --------------    ------------      --------------

    (54,750,176)      (62,248,947)      1,634,631          6,315,654
 --------------    --------------    ------------      --------------


    309,988,247       859,258,927      34,758,135         88,952,041
   (121,655,153)     (201,095,398)    (30,070,479)      (122,385,372)
 --------------    --------------    ------------      --------------

    188,333,094       658,163,529       4,687,656        (33,433,331)
 --------------    --------------    ------------      --------------
    133,582,918       595,914,582       6,322,287        (27,117,677)
 ==============    ==============    ============      ==============
 $1,606,393,808    $1,472,810,890    $131,246,113      $ 124,923,826
 ==============    ==============    ============      ==============

                   186 Wells Fargo Advantage Master Portfolios


                              Financial Highlights

                                                 Ratio to Average Net Assets (Annualized)(1)
                                               -----------------------------------------------               Portfolio
                                               Net Investment     Gross    Expenses     Net        Total      Turnover
                                                Income (Loss)   Expenses    Waived    Expenses   Return(2)    Rate(4)
                                               --------------   --------   --------   --------   ---------   ---------
DIVERSIFIED FIXED INCOME PORTFOLIO
March 1, 2008 to August 31, 2008
   (Unaudited) .............................        4.25%         0.35%     0.00%(5)    0.35%      (1.63)%       31%
March 1, 2007 to February 29, 2008 .........        4.54%         0.35%     0.00%(5)    0.35%       9.56%        84%
June 26, 2006(3) to February 28, 2007 ......        4.52%         0.37%    (0.01)%      0.36%       6.70%       165%

DIVERSIFIED STOCK PORTFOLIO
March 1, 2008 to August 31, 2008
   (Unaudited) .............................        2.08%         0.42%     0.00%(5)    0.42%      (3.51)%       13%
March 1, 2007 to February 29, 2008 .........        1.66%         0.43%     0.00%(5)    0.43%      (2.23)%       29%
June 26, 2006(3) to February 28, 2007 ......        1.25%         0.44%    (0.01)%      0.43%      16.12%        87%

MONEY MARKET PORTFOLIO
March 1, 2008 to August 31, 2008
   (Unaudited) .............................        2.64%         0.18%     (0.01)%     0.17%       0.92%        NA
March 1, 2007 to February 29, 2008 .........        4.99%         0.17%     (0.01)%     0.16%       4.81%        NA
June 26, 2006(3) to February 28, 2007 ......        5.21%         0.18%     (0.01)%     0.17%       4.00%        NA

(1) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
     3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)  Commencement of operations.

(4) Portfolio turnover rates presented for periods of less than one year are not annualized.

(5)  Amount calculated is less than .005%.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 187


                          Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 23 separate investment portfolios. These financial statements are for three of those portfolios as follows: the Diversified Fixed Income Portfolio, Diversified Stock Portfolio and Money Market Portfolio (each, a "Fund" and collectively, the "Funds").

Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

                   188 Wells Fargo Advantage Master Portfolios


                          Notes to Financial Statements

Money Market Portfolio invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days provided that these variable rate instruments are either Government Securities or carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The amortized cost method is used to value portfolio securities, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. Money Market Portfolio maintains an accumulating net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

FAIR VALUATION MEASUREMENTS

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2008 in valuing the Funds' investments in securities:

                                                                                     Total Fair Value
MASTER PORTFOLIOS                        Level 1          Level 2        Level 3     as of 08/31/2008
----------------------------------   --------------   --------------   -----------   ----------------
DIVERSIFIED FIXED INCOME PORTFOLIO   $            0   $1,142,099,327   $19,741,167    $1,161,840,494
DIVERSIFIED STOCK PORTFOLIO           1,203,602,551      618,675,333    19,428,326     1,841,706,210
MONEY MARKET PORTFOLIO                            0      131,290,693       800,000       132,090,693

The following is a summary of the inputs used as of August 31, 2008 in valuing the Funds' investments in other financial instruments:*

                                                                     Total Unrealized
                                                                       Appreciation/
MASTER PORTFOLIOS                     Level 1    Level 2   Level 3    (Depreciation)
----------------------------------   ---------   -------   -------   ----------------
DIVERSIFIED FIXED INCOME PORTFOLIO   $(884,866)     $0        $0         $(884,866)
DIVERSIFIED STOCK PORTFOLIO             20,379       0         0            20,379
MONEY MARKET PORTFOLIO                       0       0         0                 0

* Other financial instruments include: futures, options, sale commitments, and swaps.

                   Wells Fargo Advantage Master Portfolios 189


                          Notes to Financial Statements

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determing value:

                                            Diversified Fixed     Diversified     Money Market
                                             Income Portfolio   Stock Portfolio     Portfolio
                                            -----------------   ---------------   ------------
BALANCE AS OF 02/29/2008                       $22,011,439        $23,131,367       $891,600
   Accrued discounts (premiums)                         21                  0              0
   Realized gain (loss)                         (1,076,028)        (3,200,220)             0
   Unrealized appreciation (depreciation)         (326,207)             9,020        (91,600)
   Net purchases (sales)                            56,610         (1,049,754)             0
   Net transfer in (out) of level 3               (924,668)           537,913              0
BALANCE AS OF 08/31/2008                       $19,741,167        $19,428,326       $800,000

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FEDERAL INCOME TAXES

Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. The Funds of the Trust are not required to pay U.S. federal income taxes on their net investment income and net capital gain as they are treated as partnerships for U.S. federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: February 28, 2007; February 29, 2008) are subject to examination by the Internal Revenue Service and state departments of revenue.

                   190 Wells Fargo Advantage Master Portfolios


                          Notes to Financial Statements

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

As of August 31, 2008, outstanding forward contracts were as follows:

                                                                                                           Net Unrealized
                                     Currency Amount      Type of                        Currency Amount    Appreciation
PORTFOLIO                             to be Received     Currency      Settlement Date   to be Delivered   (Depreciation)
----------------------------------   ---------------   -------------   ---------------   ---------------   --------------
DIVERSIFIED FIXED INCOME PORTFOLIO         300,000     British Pound       12/5/08          $  547,380         $  (524)
                                         1,750,000         Euro            12/5/08           2,549,664          17,674
                                       130,000,000      Japanese Yen       12/5/08           1,191,349           3,229

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At August 31, 2008, the following Fund held futures contracts:

                                                                             Notional    Net Unrealized
                                                                             Contract     Appreciation
PORTFOLIO                     Contracts        Type       Expiration Date     Amount     (Depreciation)
---------------------------   ---------   -------------   ---------------   ----------   --------------
DIVERSIFIED STOCK PORTFOLIO     9 Long       Midcap 400    September 2008   $  781,095      $ (46,155)
                               10 Long     Russell Mini    September 2008      733,984       (715,084)
                               32 Long    S&P 500 Index    September 2008    2,175,627       (123,627)

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received

                   Wells Fargo Advantage Master Portfolios 191


                          Notes to Financial Statements

as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked to at least 102% of the marked value of the securities loaned (including any accrued interest) on a daily basis, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. Collateral supporting loans of U.S. Government Securities is remarked to 102% of the loaned securities' market value, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested, only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in high-quality short-term debt investments (including money market instruments) that have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund in a manner similar to the Fund's investment of its cash reserves and the Fund bears all of the gains and losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For a portion of the period, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan, the related collateral and the liability to return the collateral at August 31, 2008, are shown on the Statements of Assets and Liabilities.

STRUCTURED INVESTMENT VEHICLES

The Portfolios may invest in structured debt securities, such as those issued by Structured Investment Vehicles, or "SIVs". SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of August 31, 2008, the following funds owned certain of these types of structured securities which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

PORTFOLIO                            Defaulted SIVs ($MV)   % of Net Assets
----------------------------------   --------------------   ---------------
DIVERSIFIED FIXED INCOME PORTFOLIO        $ 6,458,844             0.74
DIVERSIFIED STOCK PORTFOLIO                11,381,660             0.71
MONEY MARKET PORTFOLIO                        800,000             0.61

                   192 Wells Fargo Advantage Master Portfolios


                          Notes to Financial Statements

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                           Advisory                                         Subadvisory
                                                          Fees (% of                                         Fees (% of
                                       Average Daily    Average Daily                     Average Daily    Average Daily
PORTFOLIO                               Net Assets       Net Assets)      Subadviser       Net Assets       Net Assets)
----------------------------------   ----------------   -------------   -------------   ----------------   -------------
DIVERSIFIED FIXED INCOME PORTFOLIO   First $1 billion       0.300         SSgA Funds    First $1 billion       0.100
                                      Next $4 billion       0.275         Management     Over $1 billion       0.080
                                     Over $5 billion        0.250        Incorporated
DIVERSIFIED STOCK PORTFOLIO          First $1 billion       0.350         SSgA Funds    First $1 billion       0.100
                                      Next $4 billion       0.325         Management     Over $1 billion       0.080
                                      Over $5 billion       0.300        Incorporated
MONEY MARKET PORTFOLIO               All asset levels       0.100       Wells Capital   First $1 billion       0.050
                                                                          Management     Next $2 billion       0.030
                                                                         Incorporated    Next $3 billion       0.020
                                                                                         Over $6 billion       0.010

ADMINISTRATION AND TRANSFER AGENT FEES

Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following rates:

                                       % of Average
PORTFOLIO                            Daily Net Assets
----------------------------------   ----------------
DIVERSIFIED FIXED INCOME PORTFOLIO         0.04
DIVERSIFIED STOCK PORTFOLIO                0.07
MONEY MARKET PORTFOLIO                     0.02

OTHER FEES

PNC Global Investment Servicing ("PNC") serves as fund accountant for the Trust and is entitled to receive an annual fixed fee from each Fund. PNC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the six-month period ended August 31, 2008, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from custody fees collected, if any.

                   Wells Fargo Advantage Master Portfolios 193


                          Notes to Financial Statements

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six-month period ended August 31, 2008, were as follows:

PORTFOLIO                            Purchases at Cost   Sales Proceeds
----------------------------------   -----------------   --------------
DIVERSIFIED FIXED INCOME PORTFOLIO      $410,520,295      $250,682,726
DIVERSIFIED STOCK PORTFOLIO              419,694,071       210,412,752

5. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards 161 ("FAS 161"), "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133."FAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of August 31, 2008, Management is continuing to evaluate the impact, if any, that adoption of FAS 161 may have on the financial statements.

              194 Wells Fargo Advantage Dow Jones Target Date Funds


                                Other Information

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 133 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                          Position Held and
Name and Age             Length of Service(2)        Principal Occupations During Past Five Years      Other Directorships
--------------------   -------------------------   ------------------------------------------------   ---------------------
Thomas S. Goho         Trustee, since 1987         Co-Director for the Calloway School of Stephens            None
66                                                 University of Wake Forest University. Prior
                                                   thereto, the Thomas Goho Chair of Finance
                                                   of Wake Forest University, Calloway School
                                                   of Business and Accountancy, from 2006-2007
                                                   and Associate Professor of Finance from
                                                   1999-2005.

Peter G. Gordon        Trustee, since 1998;        Chairman, CEO and Co-Founder of Crystal Geyser             None
65                     Chairman, since 2005        Water Company and President of Crystal Geyser
                       (Lead Trustee since 2001)   Roxane Water Company.

Judith M. Johnson      Trustee, since 2008         Retired. Prior thereto, Chief Executive Officer            None
59                                                 and Chief Investment Officer of Minneapolis
                                                   Retirement Fund from 1996 to 2008.

Olivia S. Mitchell     Trustee, since 2006         Professor of Insurance and Risk Management,                None
55                                                 Wharton School, University of Pennsylvania.
                                                   Director of the Boettner Center on Pensions and
                                                   Retirement Research. Research associate and
                                                   board member, Penn Aging Research Center.
                                                   Research associate, National Bureau of Economic
                                                   Research.

Timothy J. Penny       Trustee, since 1996         President and CEO of Southern Minnesota                    None
56                                                 Initiative Foundation, a non-profit organization
                                                   since 2007 and Senior Fellow at the Humphrey
                                                   Institute Policy Forum at the University of
                                                   Minnesota since 1995.

Donald C. Willeke      Trustee, since 1996         Principal of the law firm of Willeke & Daniels.            None
68

              Wells Fargo Advantage Dow Jones Target Date Funds 195


                                Other Information

INTERESTED TRUSTEE(3)

                          Position Held and
Name and Age             Length of Service(2)        Principal Occupations During Past Five Years      Other Directorships
--------------------   -------------------------   ------------------------------------------------   ---------------------
J. Tucker Morse        Trustee, since 1987         Private Investor/Real Estate Developer. Prior              None
63                                                 thereto, Chairman of Whitepoint Capital, LLC
                                                   until 2004.

OFFICERS

                          Position Held and
Name and Age             Length of Service(2)        Principal Occupations During Past Five Years      Other Directorships
--------------------   -------------------------   ------------------------------------------------   ---------------------
Karla M. Rabusch       President, since 2003       Executive Vice President of Wells Fargo Bank,              None
49                                                 N.A. and President of Wells Fargo Funds
                                                   Management, LLC since 2003. Senior Vice
                                                   President and Chief Administrative Officer of
                                                   Wells Fargo Funds Management, LLC from 2001
                                                   to 2003.

C. David Messman       Secretary, since 2000;      Senior Vice President and Secretary of Wells               None
48                     Chief Legal Counsel,        Fargo Funds Management, LLC since 2001. Vice
                       since 2003                  President and Managing Senior Counsel of Wells
                                                   Fargo Bank, N.A. since 1996.

Stephen W. Leonhardt   Treasurer, since 2007       Vice President and Manager of Fund Accounting,             None
49                                                 Reporting and Tax for Wells Fargo Funds
                                                   Management, LLC since 2007. Director of Fund
                                                   Administration and SEC Reporting for TIAA-CREF
                                                   from 2005 to 2007. Chief Operating Officer for
                                                   UMB Fund Services, Inc. from 2004 to 2005.
                                                   Controller for Sungard Transaction Networks
                                                   from 2002 to 2004.

Debra Ann Early        Chief Compliance Officer,   Chief Compliance Officer of Wells Fargo Funds              None
44                     since 2007                  Management, LLC since 2007. Chief Compliance
                                                   Officer of Parnassus Investments from 2005 to
                                                   2007. Chief Financial Officer of Parnassus
                                                   Investments from 2004 to 2007 and Senior Audit
                                                   Manager of PricewaterhouseCoopers LLP from
                                                   1998 to 2004.

----------
(1) The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at www.wellsfargo.com/advantagefunds.

(2) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3) As of August 31, 2008, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

           196 Wells Fargo Advantage Dow Jones Target Date Funds


                                Other Information

BOARD CONSIDERATION OF AND CONTINUATION OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

DOW JONES TARGET TODAY FUND, DOW JONES TARGET 2010 FUND, DOW JONES TARGET 2015 FUND, DOW JONES TARGET 2020 FUND, DOW JONES TARGET 2025 FUND, DOW JONES TARGET 2030 FUND, DOW JONES TARGET 2035 FUND, DOW JONES TARGET 2040 FUND, DOW JONES TARGET 2045 FUND, DOW JONES TARGET 2050 FUND, DIVERSIFIED STOCK PORTFOLIO, DIVERSIFIED FIXED INCOME PORTFOLIO AND MONEY MARKET PORTFOLIO

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Boards of Trustees (each a "Board" and collectively, the "Boards") of Wells Fargo Funds Trust ("Funds Trust") and Wells Fargo Master Trust ("Master Trust") (collectively, the "Trusts"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of each Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Boards reviewed and re-approved during the six months covered by this report: (i) investment advisory agreements with Wells Fargo Funds Management, LLC ("Funds Management") for the Dow Jones Target Today Fund, Dow Jones Target 2010 Fund, Dow Jones Target 2015 Fund, Dow Jones Target 2020 Fund, Dow Jones Target 2025 Fund, Dow Jones Target 2030 Fund, Dow Jones Target 2035 Fund, Dow Jones Target 2040 Fund, Dow Jones Target 2045 Fund and Dow Jones Target 2050 Fund (the "Target Date Funds"); (ii) an investment sub-advisory agreement with Global Index Advisors, Inc. ("GIA") for the Target Date Funds; (iii) an investment advisory agreement with Funds Management for the Diversified Fixed Income Portfolio, Diversified Stock Portfolio and Money Market Portfolio (the "Master Portfolios"); (iv) an investment sub-advisory agreement with SSgA Funds Management, Inc. ("SSgA") for the Diversified Stock Portfolio and Diversified Fixed Income Portfolio; and (v) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Money Market Portfolio. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with GIA, SSgA and Wells Capital Management (the "Sub-Advisers") are collectively referred to as the "Advisory Agreements." The Target Date Funds and Master Portfolios identified above are collectively referred to as the "Funds."

More specifically, at meetings held on March 28, 2008, the Boards, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and continuation of the Advisory Agreements. Prior to the March 28, 2008, meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Boards also met regularly throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Because the Target Date Funds are gateway blended funds that invest all of their assets in the Master Portfolios, information provided to the Boards regarding the Target Date Funds is also applicable to the Master Portfolios, as relevant.

NATURE, EXTENT AND QUALITY OF SERVICES

The Boards received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Boards also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Boards received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day management services for the Funds.

The Boards evaluated the ability of Funds Management and the Sub-Advisers, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers, and the appointment of a new Chief Compliance Officer for the Funds. In addition, the Boards took into account the administrative services provided to the Funds by Funds Management and its affiliates.

              Wells Fargo Advantage Dow Jones Target Date Funds 197


                                Other Information

In considering these matters, the Boards considered not only the specific information presented in connection with the meetings, but also the knowledge gained over the course of interacting with Funds Management and the Sub-Advisers about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Boards concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES

The Boards considered the performance results for each of the Funds over various time periods ended December 31, 2007. They also considered these results in comparison to the median performance of a universe of relevant funds that was determined by Lipper Inc. ("Lipper") to be similar to the Funds (the "Universe"), as well as to each Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Boards were provided with a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Boards noted that the performance of each Fund, except the Target Today Fund was better than, equal to, or not appreciably below, the median performance of each Fund's Universe for all time periods. The Board of Funds Trust noted that the performance of the Target Today Fund was lower than the median performance of its Universe for most time periods and required further review. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the Target Today Fund. The Board requested continued reports on the performance of the Target Today Fund.

The Boards received and considered information regarding each Fund's contractual advisory fee and net operating expense ratio and their various components, including actual management fees, transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Boards also considered comparisons of these fees to the respective median fees of narrower groups of funds that were determined by Lipper to be the most similar to the Funds (the "Peer Group") and to other comparative data. The Boards were provided with a description of the methodology used by Lipper to select the mutual funds in the Peer Group. The Boards noted that the net operating expense ratios of the Funds were equal to, lower than, or not appreciably higher than, each Fund's Peer Group's median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense results supported the re-approvals of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Boards reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Boards took into account the separate administrative and other services covered by the administration fee rates. The Boards also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Boards reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Boards received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Boards noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than or equal to the median rates of each Fund's respective Peer Group. In addition, the Boards concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's Peer Group, and reasonable in relation to the services provided. The Board of Funds Trust also considered and approved Funds Management's recommendation to reduce administration fees for certain share classes of the Target Date Funds in coming to its conclusion.

The Boards also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the current and proposed Sub-Advisory Agreement Rates were fair and equitable, based on their consideration of the factors described above.

              198 Wells Fargo Advantage Dow Jones Target Date Funds


                                Other Information

PROFITABILITY

The Boards received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Boards also considered related information provided by Funds Management in a separate presentation on financial matters made at the February 2008 board meetings. The Boards concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

The Board of Master Trust did not consider separate profitability information with respect to Wells Capital Management, as its profitability from its relationship with the Money Market Portfolio was not a material factor in determining whether to renew the agreement. The Boards did not consider separate profitability information with respect to GIA and SSgA, which are not affiliated with Funds Management. The Boards considered that the sub-advisory fees paid to these sub-advisers had been negotiated by Funds Management on an arm's length basis and that these sub-advisers' profitability from their relationships with the Target Date Funds, Diversified Fixed Income Portfolio and Diversified Stock Portfolio was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE

The Boards received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Boards also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the February 2008 board meetings. The Boards acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards' understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Boards concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders/interestholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Boards also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trusts, and those offered by the Sub-Advisers to other clients. The Boards concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS

The Boards received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds Management's and the Sub-Advisers' business as a result of their relationship with the Funds (such as the ability to market to shareholders/interestholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

The Boards also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Boards reviewed Funds Management's and the Sub-Advisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

              Wells Fargo Advantage Dow Jones Target Date Funds 199


                                Other Information

OTHER FACTORS AND BROADER REVIEW

The Boards also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares/interests are offered and sold. The Boards noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels.

As discussed above, the Boards review detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Boards also review and assess the quality of the services that the Funds receive throughout the year. In this regard, the Boards have reviewed reports of Funds Management at each of their quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Boards confer with portfolio managers at various times throughout the year.

After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders/interestholders. Accordingly, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one year period.

              200 Wells Fargo Advantage Dow Jones Target Date Funds


                              List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
CIFG  -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
FSA   -- Farm Service Agency
GDR   -- Global Depositary Receipt
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
HUD   -- Housing & Urban Development
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Corporation
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

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(WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail:
wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Global Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Lehman Brothers Bond Indexes, which are published by Lehman Brothers Inc. The WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Lehman Brothers, and neither Dow Jones nor Lehman Brothers makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Lehman Brothers Bond Indexes. IN NO EVENT SHALL DOW JONES, LEHMAN BROTHERS OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(C) 2008 Wells Fargo Funds Management, LLC.    www.wellsfargo.com/advantagefunds
All rights reserved.

                                                                    111850 10-08
                                                              SOFLD/SAR101 08-08

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                               Semi-Annual Report

                                August 31, 2008

                                   (GRAPHIC)

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

CLASS A, CLASS B, AND INVESTOR CLASS

-    WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND

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Contents

LETTER TO SHAREHOLDERS ...................................................     2
PERFORMANCE HIGHLIGHTS
California Tax-Free Money Market Fund ....................................     4
Government Money Market Fund .............................................     6
Minnesota Money Market Fund ..............................................     8
Money Market Fund ........................................................    10
Municipal Money Market Fund ..............................................    12
National Tax-Free Money Market Fund ......................................    14
Treasury Plus Money Market Fund ..........................................    16
100% Treasury Money Market Fund ..........................................    18
FUND EXPENSES ............................................................    20
PORTFOLIO OF INVESTMENTS
California Tax-Free Money Market Fund ....................................    22
Government Money Market Fund .............................................    34
Minnesota Money Market Fund ..............................................    38
Money Market Fund ........................................................    41
Municipal Money Market Fund ..............................................    46
National Tax-Free Money Market Fund ......................................    52
Treasury Plus Money Market Fund ..........................................    72
100% Treasury Money Market Fund ..........................................    73
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................    74
Statements of Operations .................................................    76
Statements of Changes in Net Assets ......................................    78
Financial Highlights .....................................................    86
NOTES TO FINANCIAL STATEMENTS ............................................    90
OTHER INFORMATION ........................................................    97
LIST OF ABBREVIATIONS ....................................................   102

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO INVESTMENT HISTORY

1971   INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & Bieler value funds.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

Integrity. Expertise. Solutions.

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 100 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $150 BILLION IN ASSETS UNDER MANAGEMENT, AS OF AUGUST 31, 2008.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund
Enterprise Fund
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Specialized Financial Services Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund

BOND FUNDS

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation
Portfolio
WealthBuilder Equity Portfolio
WealthBuilder Growth Allocation Portfolio
WealthBuilder Growth Balanced Portfolio
WealthBuilder Moderate Balanced Portfolio
WealthBuilder Tactical Equity Portfolio
Target Today Fund(2)
Target 2010 Fund(2)
Target 2015 Fund(2)
Target 2020 Fund(2)
Target 2025 Fund(2)
Target 2030 Fund(2)
Target 2035 Fund(2)
Target 2040 Fund(2)
Target 2045 Fund(2)
Target 2050 Fund(2)

MONEY MARKET FUNDS

100% Treasury Money Market Fund(1)
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)

VT Asset Allocation Fund
VT Large Cap Value Fund
VT Discovery Fund
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1) The U.S. Government guarantee applies to certain of the underlying securities and not to shares of the Fund.

(2) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

(3) The Variable Trust Funds are generally available only through insurance company variable contracts.

Not part of the semi-annual report.

                   2 Wells Fargo Advantage Money Market Funds


                             Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

WORRIES ABOUT THE CREDIT MARKET DETERIORATION RESUMED IN THE SUMMER, AND INVESTORS AGAIN SOUGHT SAFETY BY MOVING THEIR ASSETS INTO GOVERNMENT DEBT AND AAA-RATED MONEY MARKET FUNDS.

GIVEN RECENT MARKET CONDITIONS, WE BELIEVE THAT IT IS IMPORTANT TO STAY VIGILANT TOWARD REDUCING CREDIT RISK WHILE GENERATING COMPETITIVE LEVELS OF DAILY YIELD.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Money Market Funds for the six-month period that ended August 31, 2008. The economy continued to struggle under the heaviness of slower growth, high energy prices, a continuing correction in the housing market, and tighter lending practices that presented financial challenges to businesses, consumers, and government entities.

THE LAST SIX MONTHS HAVE BEEN FAR MORE EVENTFUL THAN USUAL IN FIXED-INCOME MARKETS, BOTH FROM A VOLATILITY STANDPOINT AS WELL AS FROM AN ECONOMIC PERSPECTIVE.

The credit crunch that began in the summer of 2007 resurfaced repeatedly throughout the first eight months of 2008. Yields on corporate bonds and structured products rose relative to comparable U.S. Treasuries as investors sought safety in an uncertain environment. This flight to quality deepened throughout the first quarter of 2008 before the markets enjoyed a temporary respite in April and May 2008. Worries about the credit market deterioration resumed in the summer, and investors again sought safety by moving their assets into government debt and AAA-rated money market funds.

The credit crunch continued to spur a broad deleveraging of financial risk over the last six months. Early in the year, money market yields fluctuated dramatically in response to strong policy interventions by the Fed. Interest rates were cut by 125 basis points in January (100 basis points equals 1.00%), followed by subsequent cuts of 75 basis points in March and 25 basis points in April. As a result, money market yields declined sharply. These declines persisted until around the middle of the second quarter, when the interest rate environment stabilized. The Fed stopped cutting rates and paused at 2.00%, which provided a firmer yield environment for money market funds.

MANAGING RISK IN THE SHORT-TERM CREDIT MARKETS.

The Wells Fargo Advantage Money Market Funds continued to provide competitive yields while maintaining liquidity. Given recent market conditions, we believe that it is important to stay vigilant toward reducing credit risk while generating competitive levels of daily yield. In our view, it is more important to thoroughly manage risk than to stretch for additional yield. Consequently, our team continues to focus on holding the highest-quality credits for our Funds while minimizing undue exposure to interest rate risk. We have recently favored a strategy of maintaining a lower weighted-average maturity to provide better liquidity management and to reduce risk in individual credits. We will likely continue with this strategy over the upcoming months and for as long as credit market conditions continue to be uncertain. We will pursue strategies that best uphold our primary objectives of providing competitive cash-equivalent yields while seeking to protect capital and to provide liquidity.

                   Wells Fargo Advantage Money Market Funds 3


                             Letter to Shareholders

MANY VARIABLES ARE AT WORK IN THE MARKET.

Inflation continues to be a potential risk, and the full effect of the struggling subprime mortgage market is still unknown. Fluctuating energy prices and ongoing geopolitical tension continues to put pressure on consumers and businesses alike. Experience tells us that strict adherence to time-tested strategies has its rewards. As a whole, Wells Fargo Advantage Funds represent investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or call us directly at 1-800-222-8222.

Sincerely,


/s/ Karla M. Rabusch
Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                   4 Wells Fargo Advantage Money Market Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND - CLASS A

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND (the
Fund) seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

January 1, 1992

PORTFOLIO COMPOSITION (1)
(AS OF AUGUST 31, 2008)

                                   (PIE CHART)

Municipal Commercial Paper    (7%)
Municipal Bonds              (93%)


MATURITY DISTRIBUTION (1)
(AS OF AUGUST 31, 2008)

                                   (PIE CHART)

2-14 days      (86%)
30-59 days      (4%)
60-89 days      (2%)
90-179 days     (1%)
180-269 days    (1%)
270+ days       (6%)

----------
(1)  Portfolio composition and maturity distribution are subject to change.

                   Wells Fargo Advantage Money Market Funds 5


                             Performance Highlights

           WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND - CLASS A
                                                                     (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2008)

CALIFORNIA TAX-FREE MONEY MARKET FUND   6-Month*   1-Year   5-Year   10-Year
-------------------------------------   --------   ------   ------   -------
Class A (SGCXX)                           0.65      1.96     1.83      1.84

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF AUGUST 31, 2008)
-----------------------
7-Day Current Yield       1.08%
7-Day Compound Yield      1.09%
30-Day Simple Yield       1.06%
30-Day Compound Yield     1.06%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

----------
(2) The investment adviser has committed through June 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 0.90%.

                   6 Wells Fargo Advantage Money Market Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND - CLASS A

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

November 16, 1987

PORTFOLIO COMPOSITION(1)
(AS OF AUGUST 31, 2008)

                                   (PIE CHART)

Repurchase Agreements   (43%)
FNMA                    (16%)
FHLMC                   (14%)
FHLB                    (19%)
FFCB                     (8%)

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2008)

                                   (PIE CHART)

2-14 days      (52%)
15-29 days     (16%)
30-59 days     (14%)
60-89 days      (8%)
90-179 days     (9%)
180-269 days    (1%)

----------
(1)  Portfolio composition and maturity distribution are subject to change.

                   Wells Fargo Advantage Money Market Funds 7


                             Performance Highlights

        WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND - CLASS A (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2008)

GOVERNMENT MONEY MARKET FUND   6-Month*   1-Year   5-Year   10-Year
----------------------------   --------   ------   ------   -------
Class A (WFGXX)                  0.89      2.86     2.80      3.07

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF AUGUST 31, 2008)
-----------------------
7-Day Current Yield       1.68%
7-Day Compound Yield      1.69%
30-Day Simple Yield       1.65%
30-Day Compound Yield     1.66%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND.

----------
(2) The investment adviser has committed through June 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 1.68%. As of August 31, 2008, the current expense ratio of the Fund was lower than the capped operating expense ratio so the current yield and the yield without waived fees and/or reimbursed expenses are identical. Performance shown prior to the inception (November 8, 1999) of the Class A shares reflects the performance of the Service Class shares, adjusted to reflect Class A expenses.

                   8 Wells Fargo Advantage Money Market Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND - CLASS A

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax and Minnesota individual income tax, but not the federal Alternative Minimum Tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

August 14, 2000

PORTFOLIO COMPOSITION(1)
(AS OF AUGUST 31, 2008)

                                   (PIE CHART)

Municipal Commercial Paper    (4%)
Municipal Bonds              (96%)

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2008)

                                   (PIE CHART)

2-14 days      (89%)
15-29 days      (1%)
30-59 days      (1%)
60-89 days      (2%)
90-179 days     (1%)
180-269 days    (2%)
270 + days      (4%)

----------
(1)  Portfolio composition and maturity distribution are subject to change.

                   Wells Fargo Advantage Money Market Funds 9


                             Performance Highlights

         WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND - CLASS A (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2008)

MINNESOTA MONEY MARKET FUND   6-Month*   1-Year   5-Year   Life of Fund
---------------------------   --------   ------   ------   ------------
Class A (WMNXX)                 0.63      1.90     1.75        1.67

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF AUGUST 31, 2008)
-----------------------
7-Day Current Yield       1.17%
7-Day Compound Yield      1.18%
30-Day Simple Yield       1.12%
30-Day Compound Yield     1.12%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

----------
(2) The investment adviser has committed through June 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 1.09%.

                  10 Wells Fargo Advantage Money Market Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE MONEY MARKET FUND - CLASS A, B AND INVESTOR CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

July 1, 1992

PORTFOLIO COMPOSITION(1)
(AS OF AUGUST 31, 2008)

                                   (PIE CHART)

Corporate Bonds                       (1%)
Floating/Variable Rate Bonds/Notes   (25%)
Municipal Bonds/Notes                 (3%)
Repurchase Agreements                (20%)
Time Deposits                        (13%)
Commercial Paper                     (31%)
Certificates of Deposit               (7%)

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2008)

                                   (PIE CHART)

2-14 days     (65%)
15-29 days    (17%)
30-59 days     (9%)
60-89 days     (6%)
90-179 days    (2%)
180-269        (1%)

----------
(1)  Portfolio composition and maturity distribution are subject to change.

                  Wells Fargo Advantage Money Market Funds 11


                             Performance Highlights

         WELLS FARGO ADVANTAGE MONEY MARKET FUND - CLASS A, B AND INVESTOR CLASS
                                                                     (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2008)

MONEY MARKET FUND        6-Month*   1-Year   5-Year   10-Year
-----------------        --------   ------   ------   -------
Class A (STGXX)            1.04      3.13     2.79      3.09
Class B                    0.66      2.36     2.11      2.63
Including Sales Charge    (4.34)    (2.64)    1.74      2.63
Investor Class (WMMXX)     1.09      3.25     2.86      3.13

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)                         Investor
(AS OF AUGUST 31, 2008)   Class A   Class B     Class
-----------------------   -------   -------   --------
7-Day Current Yield        1.77%     1.02%      1.88%
7-Day Compound Yield       1.78%     1.02%      1.89%
30-Day Simple Yield        1.76%     1.01%      1.87%
30-Day Compound Yield      1.77%     1.01%      1.88%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE, BUT THE FUND'S CLASS B SHARES MAY BE SUBJECT TO A MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 5.00%. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(2) The investment adviser has committed through June 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 1.72%, 0.97%, and 1.67% for Class A, B, and Investor share Classes, respectively. Performance shown prior to the inception (April 11, 2005) of the Investor Class shares reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Investor Class shares.

                  12 Wells Fargo Advantage Money Market Funds


                             Performance Highlights

   WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND - INVESTOR CLASS INVESTMENT
                                                                       OBJECTIVE

The WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

October 23, 1986

PORTFOLIO COMPOSITION(1)
(AS OF AUGUST 31, 2008)

                                   (PIE CHART)

Municipal Commercial Paper    (2%)
Municipal Bonds              (98%)

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2008)

                                   (PIE CHART)

2-14 days     (95%)
60-89 days     (2%)
90-179 days    (1%)
270 + days     (2%)

----------
(1)  Portfolio composition and maturity distribution are subject to change.

                  Wells Fargo Advantage Money Market Funds 13


                             Performance Highlights

  WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND - INVESTOR CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2008)

MUNICIPAL MONEY MARKET FUND   6-Month*   1-Year   5-Year   10-Year
---------------------------   --------   ------   ------   -------
Investor Class (SXFXX)          0.81      2.19     2.06      2.38

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY INVESTOR CLASS(2)
(AS OF AUGUST 31, 2008)
------------------------------------
7-Day Current Yield                    1.46%
7-Day Compound Yield                   1.47%
30-Day Simple Yield                    1.41%
30-Day Compound Yield                  1.42%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

----------
(2) The investment adviser has committed through June 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 1.20%.

                  14 Wells Fargo Advantage Money Market Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND - CLASS A

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

January 7, 1988

PORTFOLIO COMPOSITION(1)
(AS OF AUGUST 31, 2008)

                                   (PIE CHART)

Municipal Commercial Paper    (7%)
Municipal Bonds              (93%)

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2008)

                                   (PIE CHART)

2-14 days     (86%)
15-29 days     (1%)
30-59 days     (3%)
60-89 days     (2%)
90-179 days    (4%)
270+ days      (4%)

----------
(1)  Portfolio composition and maturity distribution are subject to change.

                  Wells Fargo Advantage Money Market Funds 15


                             Performance Highlights

 WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND - CLASS A (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2008)

NATIONAL TAX-FREE MONEY MARKET FUND   6-Month*   1-Year   5-Year   10-Year
-----------------------------------   --------   ------   ------   -------
Class A (NWMXX)                         0.72      2.06     1.89      2.03

---------
*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF AUGUST 31, 2008)

7-Day Current Yield     1.23%
7-Day Compound Yield    1.23%
30-Day Simple Yield     1.20%
30-Day Compound Yield   1.21%


FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Funds' Web site - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

----------
(2) The investment adviser has committed through June 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 1.23%. As of August 31, 2008, the current expense ratio of the Fund was lower than the capped operating expense ratio so the current yield and the yield without waived fees and/or reimbursed expenses are identical. Performance shown prior to the inception (July 28, 2003) of the Class A shares reflects the performance of the Service Class shares, adjusted to reflect Class A expenses.

                  16 Wells Fargo Advantage Money Market Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND - CLASS A

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND (THE FUND) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

October 1, 1985

PORTFOLIO COMPOSITION(1)
(AS OF AUGUST 31, 2008)

                                  (PIE CHART)

Repurchase Agreements   (95%)
U.S. Treasury           (5%)

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2008)

                                  (PIE CHART)

2-14 days      (95%)
90-179 days     (5%)

----------
(1)  Portfolio composition and maturity distribution are subject to change.

                  Wells Fargo Advantage Money Market Funds 17


                             Performance Highlights

     WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND - CLASS A (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2008)

TREASURY PLUS MONEY MARKET FUND   6 Months*   1 Year   5 Year   10 Year
-------------------------------   ---------   ------   ------   -------
Class A (PIVXX)                        0.68     2.36     2.61      2.97

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF AUGUST 31, 2008)

7-Day Current Yield     1.39%
7-Day Compound Yield    1.40%
30-Day Simple Yield     1.38%
30-Day Compound Yield   1.39%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

----------
(2) The investment adviser has committed through June 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 1.39%. As of August 31, 2008, the current expense ratio of the Fund was lower than the capped operating expense ratio so the current yield and the yield without waived fees and/or reimbursed expenses are identical. Performance shown prior to the inception (July 28, 2003) of the Class A shares reflects the performance of the Service Class shares, adjusted to reflect Class A expenses.

                   18 Wells Fargo Advantage Money Market Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND - CLASS A

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND (THE FUND)
SEEKS CURRENT INCOME EXEMPT FROM MOST STATE AND LOCAL INDIVIDUAL INCOME TAXES, WHILE PRESERVING CAPITAL AND LIQUIDITY.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

December 3, 1990

PORTFOLIO COMPOSITION(1)
(AS OF AUGUST 31, 2008)

                                  (PIE CHART)

U.S. Treasury Bills   (100%)

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2008)

                                  (PIE CHART)

2-14 days      (17%)
15-29 days     (17%)
30-59 days     (25%)
60-89 days     (27%)
90-179 days    (12%)
180-269 days    (2%)

----------
(1)  Portfolio composition and maturity distribution are subject to change.

                  Wells Fargo Advantage Money Market Funds 19


                             Performance Highlights

     WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND - CLASS A (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2008)

100% TREASURY MONEY MARKET FUND   6 Months*   1 Year   5 Year   10 Year
-------------------------------   ---------   ------   ------   -------
Class A (WFTXX)                   0.58        2.18     2.45     2.81

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF AUGUST 31, 2008)

7-Day Current Yield     1.18%
7-Day Compound Yield    1.19%
30-Day Simple Yield     1.18%
30-Day Compound Yield   1.18%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

----------
(2) The investment adviser has committed through June 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 1.01% Performance shown prior to the inception (November 8, 1999) of the Class A shares reflects the performance of the Service Class shares, adjusted to reflect Class A expenses.

                   20 Wells Fargo Advantage Money Market Funds


                                  Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from March 1, 2008 to August 31, 2008.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Beginning         Ending        Expenses
                                                              Account Value   Account Value   Paid During     Net Annual
                                                                03-01-2008      08-31-2008     Period(1)    Expense Ratio
                                                              -------------   -------------   -----------   -------------
WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND
CLASS A
   Actual                                                       $1,000.00       $1,006.50        $3.28          0.65%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,021.87        $3.30          0.65%
WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND
CLASS A
   Actual                                                       $1,000.00       $1,008.90        $3.28          0.65%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,021.87        $3.30          0.65%
WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND
CLASS A
   Actual                                                       $1,000.00       $1,006.30        $4.03          0.80%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,021.11        $4.06          0.80%
WELLS FARGO ADVANTAGE MONEY MARKET FUND
CLASS A
   Actual                                                       $1,000.00       $1,010.40        $3.84          0.76%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,021.32        $3.86          0.76%
CLASS B
   Actual                                                       $1,000.00       $1,006.60        $7.62          1.51%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,017.55        $7.66          1.51%
INVESTOR CLASS
   Actual                                                       $1,000.00       $1,010.90        $3.29          0.65%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,021.87        $3.30          0.65%

                   Wells Fargo Advantage Money Market Funds 21


                                 Fund Expenses

                                                                Beginning         Ending        Expenses
                                                              Account Value   Account Value   Paid During     Net Annual
                                                                03-01-2008      08-31-2008     Period(1)    Expense Ratio
                                                              -------------   -------------   -----------   -------------
WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND
INVESTOR CLASS
   Actual                                                       $1,000.00       $1,008.10        $3.23          0.64%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,021.92        $3.25          0.64%
WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND
CLASS A
   Actual                                                       $1,000.00       $1,007.20        $3.28          0.65%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,021.87        $3.30          0.65%
WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND
CLASS A
   Actual                                                       $1,000.00       $1,006.80        $3.28          0.65%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,021.87        $3.30          0.65%
WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND
CLASS A
   Actual                                                       $1,000.00       $1,005.80        $3.28          0.65%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,021.87        $3.30          0.65%

----------
(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period.)

                   22 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2008 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
MUNICIPAL BONDS & NOTES: 92.81%
CALIFORNIA: 90.40%
$  2,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA BRANSON
                  SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-                      1.67%   07/01/2038   $      2,000,000
   5,375,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA COLMA BART
                  APARTMENTS SERIES A (HOUSING REVENUE, BANK OF AMERICA NA
                  LOC)ss +/-                                                                   1.95    11/15/2035          5,375,000
  45,950,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA CROSSING
                  APARTMENTS SERIES A (HOUSING REVENUE, FNMA INSURED)ss +/-                    1.97    12/15/2037         45,950,000
   3,800,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA JEWISH HOME
                  SAN FRANCISCO (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-               2.10    11/15/2035          3,800,000
   2,280,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA LA JOLLA
                  COUNTY DAY SCHOOL SERIES A (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK
                  PLC LOC)ss +/-                                                               1.67    09/01/2036          2,280,000
  13,700,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MENLO
                  SCHOOL (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-             1.67    09/01/2033         13,700,000
  11,200,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR FINE
                  ARTS BUILDING PROJECTS A (HOUSING REVENUE LOC)ss +/-                         1.80    07/15/2035         11,200,000
   6,965,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR GAIA
                  BUILDING PROJECT SERIES A (HOUSING REVENUE LOC, FNMA
                  INSURED)ss +/-                                                               1.80    09/15/2032          6,965,000
   8,970,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR GENEVA
                  POINTE APARTMENTS A (HOUSING REVENUE LOC)ss +/-                              1.97    03/15/2037          8,970,000
  18,475,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA OSHMAN
                  FAMILY JEWISH COMMUNITY (ECONOMIC DEVELOPMENT REVENUE, LASALLE
                  NATIONAL BANK NA LOC)ss +/-                                                  2.20    06/01/2037         18,475,000
  22,800,000   ABN AMRO MUNITOPS CERTIFICATE TRUST 2006-11 CALIFORNIA (COLLEGE AND
                  UNIVERSITY REVENUE, MBIA INSURED)ss +/-                                      3.34    11/01/2013         22,800,000
   7,000,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2004-34 (PROPERTY TAX REVENUE,
                  MBIA INSURED)ss +/-                                                          2.24    02/01/2011          7,000,000
   8,500,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-40 (PROPERTY TAX REVENUE,
                  FIRST SECURITY BANK LOC)ss +/-                                               1.91    08/01/2013          8,500,000
  12,500,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-41 (PROPERTY TAX REVENUE,
                  AMBAC INSURED)ss +/-                                                         4.00    06/01/2014         12,500,000
   7,000,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-73 (PROPERTY TAX REVENUE,
                  AMBAC INSURED)ss +/-                                                         2.24    08/01/2014          7,000,000
  15,700,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2007-05 (LEASE REVENUE, MBIA
                  INSURED)ss +/-                                                               3.34    11/01/2027         15,700,000
   3,075,000   ALAMEDA CA CORRIDOR TRANSPORTATION AUTHORITY SERIES 1514
                  (TRANSPORTATION REVENUE, MBIA INSURED)ss +/-                                 2.31    10/01/2032          3,075,000
   2,200,000   ALAMEDA COUNTY CA IDA BEMA ELECTRONIC MANUFACTURING PROJECT SERIES A
                  (IDR, COMERICA BANK NA LOC)ss +/-                                            1.99    04/01/2034          2,200,000
   2,105,000   ALAMEDA COUNTY CA IDA P.J.'S LUMBER INCORPORATED PROJECT
                  (IDR, COMERICA BANK LOC)ss +/-                                               1.99    12/01/2033          2,105,000
   5,510,000   ANAHEIM CA CITY SCHOOL DISTRICT RR II R-10018Z (OTHER REVENUE, MBIA
                  INSURED)ss +/-                                                               1.86    08/01/2031          5,510,000
  12,600,000   ANAHEIM CA HOUSING AUTHORITY PARK VISTA APARTMENTS (MFHR, FHLMC INSURED)
                  ss +/-                                                                       1.97    07/01/2033         12,600,000
   6,000,000   ANAHEIM CA HOUSING AUTHORITY SEA WIND APARTMENTS PROJECT SERIES C
                  (MFHR LOC, FNMA INSURED)ss +/-                                               1.97    07/15/2033          6,000,000
   8,160,000   ANAHEIM CA PFA LEASE REVENUE (OTHER REVENUE LOC, FSA INSURED)ss +/-             2.72    09/01/2024          8,160,000
  10,885,000   ANAHEIM CA PFA ROC II R 12204 (OTHER REVENUE, MBIA INSURED)ss +/-               2.00    10/01/2034         10,885,000
   2,485,000   ANAHEIM CA RDA TAX ALLOCATION SERIES 2534 (OTHER REVENUE,
                  FIRST SECURITY BANK LOC)ss +/-                                               2.34    02/01/2016          2,485,000
  11,665,000   ARCADIA CA USD SERIES 2679 (OTHER REVENUE, FIRST SECURITY BANK LOC)
                  ss +/-                                                                       1.94    08/01/2013         11,665,000
  12,500,000   BAKERSFIELD CA SERIES B (WATER & WASTEWATER AUTHORITY REVENUE,
                  FIRST SECURITY BANK LOC)ss +/-                                               1.86    09/01/2035         12,500,000
  26,400,000   BIG BEAR LAKE CA SOUTHWEST GAS CORPORATION PROJECT SERIES A (IDR LOC)
                  ss +/-                                                                       1.83    12/01/2028         26,400,000
  13,325,000   CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A (HFFA REVENUE,
                  WACHOVIA BANK NA LOC)ss +/-                                                  2.15    09/01/2025         13,325,000
  16,950,000   CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES B (HFFA REVENUE,
                  WACHOVIA BANK NA LOC)ss +/-                                                  2.15    09/01/2025         16,950,000
  25,040,000   CALIFORNIA ALTERNATIVE ENERGY SOURCE FINANCING AUTHORITY GE CAPITAL
                  CORPORATION SERIES A (ELECTRIC REVENUE)ss +/-                                1.85    10/01/2020         25,040,000
  48,900,000   CALIFORNIA COMMUNITIES NOTES PROGRAM TRAN SERIES A-3 (OTHER REVENUE)            3.00    06/30/2009         49,439,423

                   Wells Fargo Advantage Money Market Funds 23


             Portfolio of Investments--August 31, 2008 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
CALIFORNIA (CONTINUED)
$ 41,750,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CALIFORNIA INSTITUTE OF
                  TECHNOLOGY SERIES B (COLLEGE & UNIVERSITY REVENUE, GO OF
                  INSTITUTION)ss +/-                                                           1.60%   10/01/2036   $     41,750,000
   9,500,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CHARLES R. DREW UNIVERSITY
                  (OTHER REVENUE)ss +/-                                                        1.70    11/01/2042          9,500,000
   5,300,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY PITZER COLLEGE SERIES B
                  (COLLEGE & UNIVERSITY REVENUE, BANK OF NEW YORK LOC)ss +/-                   1.55    04/01/2045          5,300,000
     600,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE ART CENTER DESIGN
                  COLLEGE SERIES A (EDUCATIONAL FACILITIES REVENUE LOC, ALLIED IRISH
                  BANK PLC LOC)ss +/-                                                          1.75    12/01/2032            600,000
  30,000,000   CALIFORNIA HEALTH FACILITIES FINANCING STANFORD HOSPITAL A2
                  (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)ss +/-                             1.55    11/15/2040         30,000,000
   1,855,000   CALIFORNIA HFA HOME MORTGAGE SERIES B (HOUSING REVENUE,
                  BANQUE NATIONALE PARIS LOC)ss +/-                                            1.65    02/01/2016          1,855,000
  35,115,000   CALIFORNIA HFA HOME MORTGAGE SERIES B (HOUSING REVENUE,
                  BANQUE NATIONALE PARIS LOC)ss +/-                                            1.65    02/01/2035         35,115,000
   5,500,000   CALIFORNIA HFA HOME MORTGAGE SERIES B (HOUSING REVENUE,
                  BANQUE NATIONALE PARIS LOC)ss +/-                                            1.65    08/01/2035          5,500,000
  12,465,000   CALIFORNIA HFA HOME MORTGAGE SERIES F (OTHER REVENUE, LLOYDS BANK
                  LOC)ss +/-                                                                   1.77    02/01/2037         12,465,000
   6,000,000   CALIFORNIA HFA MULTIFAMILY HOUSING REVENUE SERIES B
                  (OTHER REVENUE, BANK OF AMERICA NA LOC)ss +/-                                2.45    08/01/2040          6,000,000
  75,755,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING
                  REVENUE)ss +/-                                                               1.77    02/01/2038         75,755,000
   3,615,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES M (HOUSING REVENUE
                  LOC)ss +/-                                                                   2.25    02/01/2025          3,615,000
   8,535,000   CALIFORNIA HFA REVENUE HOUSING PROGRAM SERIES A (HOUSING REVENUE
                  LOC)ss +/-                                                                   1.77    08/01/2036          8,535,000
   8,250,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK CALIFORNIA ACADEMY
                  SERIES B (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-                    2.05    09/01/2038          8,250,000
   2,625,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK CALIFORNIA ACADEMY
                  SERIES E (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss +/-               2.05    09/01/2038          2,625,000
   1,665,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK IDR FISH HOUSE
                  FOODS INCORPORATED PROJECT (ECONOMIC DEVELOPMENT REVENUE, COMERICA
                  BANK NA LOC)ss +/-                                                           1.95    09/01/2024          1,665,000
   6,300,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LOS ANGELES COUNTY
                  MUSEUM SERIES B (RECREATIONAL FACILITIES REVENUE, BANK OF NEW YORK
                  LOC)ss +/-                                                                   2.10    09/01/2037          6,300,000
   4,060,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ORANGE COUNTY
                  PERFORMING SERIES-C (RECREATIONAL FACILITIES REVENUE, ALLIED IRISH
                  BANK PLC LOC)ss +/-                                                          1.70    07/01/2034          4,060,000
   5,100,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK RAND CORPORATION
                  SERIES A (ECONOMIC DEVELOPMENT REVENUE, BANK OF AMERICA NA
                  LOC)ss +/-                                                                   1.70    04/01/2042          5,100,000
   8,495,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ROCS RR II R 8089
                  (OTHER REVENUE, AMBAC INSURED)ss +/-                                         1.69    07/01/2036          8,495,000
   9,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ROCS RR II R-11527
                  (TOLL ROAD REVENUE, AMBAC INSURED)ss +/-                                     1.68    07/01/2030          9,000,000
   6,225,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SAGE HILL SCHOOL
                  PROJECT (OTHER REVENUE, AIB GROUP)ss +/-                                     1.70    06/01/2038          6,225,000
   5,135,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SERIES A1
                  (OTHER REVENUE)ss +/-                                                        1.70    10/01/2047          5,135,000
   8,500,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SERIES A2
                  (OTHER REVENUE)ss +/-                                                        1.70    04/01/2009          8,500,000
   6,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SERIES A3
                  (OTHER REVENUE)ss +/-                                                        1.70    04/01/2009          6,000,000
   6,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SERIES A4
                  (OTHER REVENUE)ss +/-                                                        1.70    10/01/2047          6,000,000
   3,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SOUTHERN CA PUBLIC
                  RADIO PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-               2.30    10/01/2025          3,000,000
   2,975,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ST. MARGARETS
                  EPISCOPAL SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-            1.67    01/01/2038          2,975,000
  25,900,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY ALLIED WASTE NORTH AMERICA
                  SERIES A (OTHER REVENUE, BANK OF AMERICA NA LOC)ss +/-                       1.95    07/01/2024         25,900,000
  15,350,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY WASTE MANAGEMENT INCORPORATED
                  PROJECT SERIES A (SOLID WASTE REVENUE, JPMORGAN CHASE BANK
                  LOC)ss +/-                                                                   1.95    02/01/2019         15,350,000
  10,000,000   CALIFORNIA PCFA ENVIRONMENTAL IMPROVEMENT REVENUE (IDR LOC)ss +/-               1.70    09/01/2017         10,000,000
   4,700,000   CALIFORNIA PCFA EXXON PROJECT (IDR)ss +/-                                       2.10    12/01/2012          4,700,000
   2,000,000   CALIFORNIA PCFA WADHAM ENERGY (PCR LOC)ss +/-                                   1.80    11/01/2017          2,000,000

                   24 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2008 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
CALIFORNIA (continued)
$  6,275,000   CALIFORNIA PCFA WADHAM ENERGY SERIES C (OTHER REVENUE,
                  BANQUE NATIONALE PARIS LOC)ss +/-                                            1.80%   11/01/2017   $      6,275,000
  48,725,000   CALIFORNIA SCHOOL CASH RESERVE PROGRAM COP SERIES A (OTHER REVENUE,
                  US BANK NA LOC)                                                              3.00    07/06/2009         49,271,190
  10,245,000   CALIFORNIA SCRIPPS HEALTH SERIES G (HEALTH FACILITIES FINANCING
                  AUTHORITY REVENUE, BANK OF AMERICA NA LOC)ss +/-                             1.54    10/01/2019         10,245,000
  44,590,000   CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA LOC)ss +/-                1.54    07/01/2035         44,590,000
  61,100,000   CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA NA LOC)ss +/-                1.54    07/01/2033         61,100,000
  10,550,000   CALIFORNIA STATE (PROPERTY TAX REVENUE LOC)ss +/-                               1.60    05/01/2034         10,550,000
   8,860,000   CALIFORNIA STATE (PROPERTY TAX REVENUE, CITIBANK NA LOC)ss +/-                  1.83    08/01/2021          8,860,000
   3,000,000   CALIFORNIA STATE CDA MFHR BAY VISTA MEADOW PARK NN1 (HOUSING REVENUE,
                  FNMA)ss +/-                                                                  1.97    12/15/2037          3,000,000
  10,100,000   CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY A-2 (OTHER REVENUE
                  LOC)ss +/-                                                                   2.10    05/01/2034         10,100,000
   5,990,000   CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY SERIES A3 (PROPERTY TAX
                  REVENUE, CITIBANK NA LOC)ss +/-                                              2.35    05/01/2034          5,990,000
  51,445,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B1
                  (POWER REVENUE)ss +/-                                                        2.10    05/01/2022         51,445,000
  48,410,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B2 (POWER REVENUE,
                  BNP PARIBAS LOC)ss +/-                                                       2.40    05/01/2022         48,410,000
   9,550,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B3
                  (POWER REVENUE LOC)ss +/-                                                    2.10    05/01/2022          9,550,000
   4,500,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE
                  SERIES B6 (WATER & WASTEWATER AUTHORITY REVENUE)ss +/-                       2.25    05/01/2022          4,500,000
  45,530,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER REVENUE,
                  DEXIA CREDIT LOCAL DE FRANCE LOC)ss +/-                                      1.58    05/01/2022         45,530,000
   8,000,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C4 (POWER REVENUE,
                  JPMORGAN LOC)ss +/-                                                          1.83    05/01/2022          8,000,000
  41,690,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (WATER REVENUE LOC,
                  FSA INSURED)ss +/-                                                           1.90    05/01/2022         41,690,000
  19,325,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C9
                  (ELECTRIC REVENUE LOC)ss +/-                                                 1.58    05/01/2022         19,325,000
  14,995,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES 309 (ELECTRIC REVENUE, AMBAC
                  INSURED)ss +/-                                                               1.94    05/01/2018         14,995,000
  11,925,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C-13 (UTILITIES REVENUE,
                  FIRST SECURITY BANK LOC)ss +/-                                               1.93    05/01/2022         11,925,000
  21,725,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C11 (POWER REVENUE, KBC BANK
                  NV LOC)ss +/-                                                                1.90    05/01/2022         21,725,000
   1,550,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C16 (POWER REVENUE,
                  BANK OF NEW YORK LOC)ss +/-                                                  1.58    05/01/2022          1,550,000
  40,715,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES J2 (ELECTRIC REVENUE,
                  JPMORGAN CHASE BANK LOC)ss +/-                                               1.35    05/01/2018         40,715,000
  22,940,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F1 (WATER REVENUE,
                  LLOYDS BANK LOC)ss +/-                                                       2.25    05/01/2019         22,940,000
   3,500,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G1 (WATER REVENUE)ss +/-            1.53    05/01/2011          3,500,000
 147,220,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER REVENUE,
                  FIRST SECURITY BANK LOC)ss +/-                                               1.77    05/01/2017        147,220,000
   2,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G7 (WATER REVENUE)ss +/-            1.83    05/01/2017          2,000,000
   4,495,000   CALIFORNIA STATE DWR SERIES 3019 (WATER REVENUE, JP MORGAN CHASE BANK
                  LOC)ss +/-                                                                   1.82    06/01/2016          4,495,000
   6,000,000   CALIFORNIA STATE DWR SERIES D194 (WATER REVENUE, FIRST SECURITY BANK
                  LOC)ss +/-                                                                   2.05    12/01/2025          6,000,000
   9,495,000   CALIFORNIA STATE DWR SUPPLY PUTTERS SERIES 3035 (ELECTRIC REVENUE,
                  FIRST SECURITY BANK LOC)ss +/-                                               2.09    05/01/2016          9,495,000
   9,560,000   CALIFORNIA STATE MELOTS SERIES D169 (OTHER REVENUE, FIRST SECURITY BANK
                  LOC)ss +/-                                                                   2.20    12/01/2028          9,560,000
  15,705,000   CALIFORNIA STATE PUBLIC WORKS BOARD CERTIFICATES SERIES D
                  (LEASE REVENUE, AMBAC INSURED)ss +/-                                         4.00    12/01/2019         15,705,000
   6,230,000   CALIFORNIA STATE ROCS RR II R- 11409 (OTHER REVENUE, CITIBANK
                  NA LOC)ss +/-                                                                1.83    08/01/2030          6,230,000
   2,975,000   CALIFORNIA STATE SERIES 1435 (COLLEGE & UNIVERSITY REVENUE,
                  MBIA INSURED)ss +/-                                                          1.94    11/01/2013          2,975,000
   3,955,000   CALIFORNIA STATE SERIES 2571 (OTHER REVENUE, FIRST SECURITY BANK
                  LOC)ss +/-                                                                   2.34    06/01/2015          3,955,000
  22,315,000   CALIFORNIA STATE SERIES 2758 (OTHER REVENUE, AMBAC INSURED)ss +/-               2.09    04/01/2010         22,315,000
   6,100,000   CALIFORNIA STATE SERIES A SUBSERIES A1 (OTHER REVENUE, FORTIS BANQUE
                  LOC)ss +/-                                                                   1.68    05/01/2040          6,100,000
   8,560,000   CALIFORNIA STATE SERIES A SUBSERIES A2 (OTHER REVENUE)ss +/-                    1.68    05/01/2040          8,560,000
  50,340,000   CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK OF AMERICA
                  NA LOC)ss +/-                                                                1.50    05/01/2040         50,340,000

                   Wells Fargo Advantage Money Market Funds 25


             Portfolio of Investments--August 31, 2008 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
CALIFORNIA (continued)
$  9,760,000   CALIFORNIA STATE SERIES B1 (GO SCHOOL DISTRICTS, BANQUE NATIONALE PARIS
                  LOC)ss +/-                                                                   1.50%   05/01/2033   $      9,760,000
  22,600,000   CALIFORNIA STATE SERIES B4 (GENERAL OBLIGATION - STATES, TERRITORIES,
                  BANQUE NATIONALE PARIS LOC)ss +/-                                            1.50    05/01/2033         22,600,000
   4,600,000   CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC A6 (PROPERTY TAX
                  REVENUE LOC)ss +/-                                                           1.40    05/01/2034          4,600,000
   3,800,000   CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC B-4 (PROPERTY TAX
                  REVENUE LOC)ss +/-                                                           1.40    05/01/2034          3,800,000
  31,650,000   CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC B5 (PROPERTY TAX
                  REVENUE LOC)ss +/-                                                           1.48    05/01/2034         31,650,000
   5,900,000   CALIFORNIA STATEWIDE CDA 1030 POST STREET APARTMENTS SERIES Y (MFHR,
                  FHLMC INSURED)ss +/-                                                         1.97    02/01/2039          5,900,000
   2,155,000   CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C (MFHR, FNMA
                  INSURED)ss +/-                                                               2.10    07/01/2027          2,155,000
   6,270,000   CALIFORNIA STATEWIDE CDA AEGIS PLEASANT HILL SERIES H (MFHR)ss +/-              1.97    07/01/2027          6,270,000
   1,280,000   CALIFORNIA STATEWIDE CDA ARCHER SCHOOL FOR GIRLS INCORPORATED (PRIVATE
                  SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-                             1.67    05/01/2035          1,280,000
  12,990,000   CALIFORNIA STATEWIDE CDA AZUSA PACIFIC UNIVERSITY PROJECT (OTHER REVENUE,
                  ALLIED IRISH BANK PLC LOC)ss +/-                                             1.70    04/01/2039         12,990,000
   4,000,000   CALIFORNIA STATEWIDE CDA CHARTER COURT APARTMENTS
                  SERIES L (MFHR, FHLMC INSURED)ss +/-                                         1.90    09/01/2040          4,000,000
  14,900,000   CALIFORNIA STATEWIDE CDA DUBLIN RANCH SENIOR APARTMENTS
                  (MFHR, BANK OF AMERICA NA LOC)ss +/-                                         1.81    12/15/2037         14,900,000
   1,925,000   CALIFORNIA STATEWIDE CDA GRANDE APARTMENTS SERIES TT (HOUSING REVENUE,
                  FNMA INSURED)ss +/-                                                          1.97    12/15/2034          1,925,000
   6,000,000   CALIFORNIA STATEWIDE CDA HERITAGE PARK APARTMENTS SERIES C
                  (MFHR, FHLMC INSURED)ss +/-                                                  1.97    01/01/2038          6,000,000
   8,500,000   CALIFORNIA STATEWIDE CDA HORIZONS INDIO SERIES F
                  (HOUSING REVENUE, CITIBANK NA LOC)ss +/-                                     1.81    07/01/2038          8,500,000
  11,337,000   CALIFORNIA STATEWIDE CDA IVY HILL APARTMENTS PROJECT SERIES I (MFHR,
                  FNMA INSURED)ss +/-                                                          1.97    02/01/2033         11,337,000
   5,580,000   CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ
                  (MFHR, US BANK NA LOC)ss +/-                                                 2.50    11/01/2031          5,580,000
  18,110,000   CALIFORNIA STATEWIDE CDA LIVERMORE VALLEY ARTS CENTER PROJECT (OTHER
                  REVENUE, BANK OF NEW YORK LOC)ss +/-                                         1.55    12/01/2036         18,110,000
   6,500,000   CALIFORNIA STATEWIDE CDA MARINEARS POINTE SERIES A (MFHR, FNMA
                  INSURED)ss +/-                                                               1.73    02/15/2036          6,500,000
  10,000,000   CALIFORNIA STATEWIDE CDA MFHR BELMONT PROJECT SERIES F (MFHR
                  LOC)ss +/-                                                                   1.97    06/15/2038         10,000,000
  10,900,000   CALIFORNIA STATEWIDE CDA MFHR CANYON COUNTRY APARTMENTS SERIES M
                  (MFHR LOC, FHLMC INSURED)ss +/-                                              1.97    12/01/2034         10,900,000
   2,900,000   CALIFORNIA STATEWIDE CDA MFHR GLEN HAVEN APARTMENTS SERIES AA
                  (HOUSING REVENUE LOC)ss +/-                                                  2.02    12/01/2011          2,900,000
   3,985,000   CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS SERIES R
                  (MFHR LOC, FNMA INSURED)ss +/-                                               1.97    10/15/2030          3,985,000
   3,200,000   CALIFORNIA STATEWIDE CDA MFHR SERIES AA (HOUSING REVENUE LOC)ss +/-             1.97    04/15/2035          3,200,000
   3,800,000   CALIFORNIA STATEWIDE CDA NATIONAL CENTER INTERNATIONAL SCHOOLS A
                  (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-                    1.48    05/01/2026          3,800,000
  14,340,000   CALIFORNIA STATEWIDE CDA OAKMONT SENIOR LIVING SERIES Y
                  (MFHR, FNMA INSURED)ss +/-                                                   1.97    08/01/2031         14,340,000
   8,640,000   CALIFORNIA STATEWIDE CDA OLYMPUS PARK APARTMENTS SERIES Y
                  (MFHR, FNMA INSURED)ss +/-                                                   1.97    10/15/2030          8,640,000
  11,200,000   CALIFORNIA STATEWIDE CDA PRAVILLIONS APARTMENTS SERIES M
                  (MFHR, FNMA INSURED)ss +/-                                                   1.97    08/15/2034         11,200,000
  12,525,000   CALIFORNIA STATEWIDE CDA RADY CHILDRENS HOSPITAL SERIES C
                  (HOSPITAL REVENUE, WACHOVIA BANK LOC)ss +/-                                  1.60    08/15/2036         12,525,000
  29,975,000   CALIFORNIA STATEWIDE CDA REVENUEss +/-                                          1.83    07/01/2044         29,975,000
   5,265,000   CALIFORNIA STATEWIDE CDA SEASONS SENIOR APARTMENTS SERIES B (MFHR,
                  FNMA INSURED)ss +/-                                                          1.97    05/15/2037          5,265,000
  15,500,000   CALIFORNIA STATEWIDE CDA SERIES 2680 (OTHER REVENUE, JPMORGAN CHASE
                  BANK LOC)ss +/-                                                              1.94    05/15/2016         15,500,000

                   26 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2008 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
CALIFORNIA (continued)
$  5,665,000   CALIFORNIA STATEWIDE CDA SUNRISE OF DANVILLE PROJECT SERIES A
                  (MFHR, FNMA INSURED)ss +/-                                                   1.97%   05/01/2027   $      5,665,000
   4,025,000   CALIFORNIA STATEWIDE CDA SWEEP LOAN PROGRAM SERIES A
                  (HEALTHCARE FACILITIES REVENUE, CITIBANK NA LOC)ss +/-                       1.56    08/01/2035          4,025,000
   2,000,000   CALIFORNIA STATEWIDE CDA TOURO UNIVERSITY PROJECT (COLLEGE &
                  UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC) ss +/-                          1.75    09/01/2029          2,000,000
  10,000,000   CALIFORNIA STATEWIDE CDA UNIVERSITY OF SAN DIEGO (COLLEGE & UNIVERSITY
                  REVENUE, BANQUE NATIONALE PARIS LOC)ss +/-                                   1.70    10/01/2045         10,000,000
   4,000,000   CALIFORNIA STATEWIDE CDA VILLA PASEO SENIOR PROJECT MM (MFHR,
                  EAST WEST BANK LOC)ss +/-                                                    1.81    11/01/2035          4,000,000
   3,620,000   CALIFORNIA STATEWIDE CDA VILLAGE AT HESPERIA SERIES CCC (MFHR, FNMA
                  INSURED)ss +/-                                                               1.97    11/15/2039          3,620,000
   4,375,000   CALIFORNIA STATEWIDE CDA VILLAGE AT NINTH APARTMENTS SERIES D
                  (HOUSING REVENUE, FNMA INSURED)ss +/-                                        1.97    11/15/2035          4,375,000
  16,550,000   CALIFORNIA STATEWIDE CDA WESTERN UNIVERSITY HEALTH SERIES A
                  (OTHER REVENUE, BANK OF NEW YORK LOC)ss +/-                                  1.48    06/01/2039         16,550,000
   1,160,000   CALIFORNIA STATEWIDE COMMUNITIES AUTHORITY CENTER FOR EARLY EDUCATION
                  (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-                    1.67    09/01/2031          1,160,000
  17,065,000   CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT (MFHR LOC, FNMA
                  INSURED)ss +/-                                                               1.97    10/15/2026         17,065,000
   1,900,000   CASTACIC CA USD COP SCHOOL FACILITIES BRIDGE FUNDING PROGRAM
                  (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss +/-                      3.00    09/01/2026          1,900,000
   5,460,000   CHICO CA USD SERIES D146 (PROPERTY TAX REVENUE, FIRST SECURITY
                  BANK LOC)ss +/-                                                              2.20    08/01/2026          5,460,000
   7,930,000   CHINO BASIN CA REGIONAL FINANCING AUTHORITY INLAND EMPIRE UTILITY
                  SERIES B (WATER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss +/-             1.54    06/01/2032          7,930,000
   2,100,000   CONCORD CA MFHR (OTHER REVENUE LOC)ss +/-                                       1.95    12/01/2016          2,100,000
  14,500,000   CONTRA COSTA COUNTY CA CREEKVIEW APARTMENTS SERIES B
                  (MFHR, FHLMC INSURED)ss +/-                                                  1.97    07/01/2036         14,500,000
   2,000,000   CONTRA COSTA COUNTY CA MFHR (HOUSING REVENUE LOC)ss +/-                         1.75    10/15/2033          2,000,000
   2,000,000   CONTRA COSTA COUNTY CA MFHR SERIES B REMARKETED 09/28/94 (MFHR LOC,
                  FNMA INSURED)ss +/-                                                          1.75    11/15/2022          2,000,000
  11,000,000   CORONA CA HOUSEHOLD BANK PROJECT Bss +/-                                        1.66    02/01/2023         11,000,000
   7,500,000   CORONADO CA CDA ROCS RR II 451 (TAX INCREMENTAL REVENUE, AMBAC
                  INSURED)ss +/-                                                               2.69    09/01/2035          7,500,000
  10,000,000   DESERT CA COMMUNITY COLLEGE DISTRICT CLASS A (PROPERTY TAX REVENUE,
                  FIRST SECURITY BANK LOC)ss +/-                                               1.89    08/01/2037         10,000,000
  14,406,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB 490 (PROPERTY TAX REVENUE,
                  FIRST SECURITY BANK LOC)ss +/-                                               1.87    08/01/2042         14,406,000
   5,300,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB 490 (TAX INCREMENTAL
                  REVENUE, FIRST SECURITY BANK LOC)ss +/-                                      1.96    02/01/2031          5,300,000
   4,000,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-457 (OTHER REVENUE,
                  FIRST SECURITY BANK LOC)ss +/-                                               1.95    08/01/2032          4,000,000
   1,110,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-561 (OTHER REVENUE,
                  FIRST SECURITY BANK LOC)ss +/-                                               1.87    07/01/2031          1,110,000
   2,945,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-600 (WATER REVENUE,
                  FIRST SECURITY BANK LOC)ss +/-                                               1.87    02/01/2038          2,945,000
   5,765,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-621 (PROPERTY TAX REVENUE,
                  FIRST SECURITY BANK LOC)ss +/-                                               1.87    08/01/2023          5,765,000
   4,065,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-628 (PROPERTY TAX REVENUE,
                  FIRST SECURITY BANK LOC)ss +/-                                               1.87    08/01/2031          4,065,000
   2,995,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-629
                  (PROPERTY TAX REVENUE, MBIA INSURED)ss +/-                                   1.85    08/01/2031          2,995,000
   4,520,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-630
                  (PROPERTY TAX REVENUE, MBIA INSURED)ss +/-                                   1.85    02/01/2024          4,520,000
  11,380,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-631
                  (PROPERTY TAX REVENUE, MBIA INSURED)ss +/-                                   1.85    09/01/2027         11,380,000
   6,570,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-632 (PROPERTY TAX REVENUE,
                  FIRST SECURITY BANK LOC)ss +/-                                               1.97    08/01/2033          6,570,000
   2,395,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-500
                  (OTHER REVENUE, AMBAC INSURED)ss +/-                                         1.88    11/01/2038          2,395,000
   3,360,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-525
                  (OTHER REVENUE, FGIC INSURED)ss +/-                                          1.85    06/01/2035          3,360,000
   1,025,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-575
                  (OTHER REVENUE, AMBAC INSURED)ss +/-                                         1.85    09/01/2029          1,025,000

                   Wells Fargo Advantage Money Market Funds 27


             Portfolio of Investments--August 31, 2008 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
CALIFORNIA (continued)
$  6,460,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-625
                  (OTHER REVENUE, AMBAC INSURED)ss +/-                                         1.85%   06/01/2028   $      6,460,000
  31,600,000   EAST BAY CA MUD SUBSERIES A1 (OTHER REVENUE, DEXIA CREDIT LOCAL DE
                  FRANCE LOC)ss +/-                                                            1.35    06/01/2038         31,600,000
  15,930,000   EAST BAY CA MUD SUBSERIES A2 (WATER REVENUE, DEXIA CREDIT LOCAL DE
                  FRANCE LOC)ss +/-                                                            1.45    06/01/2038         15,930,000
   9,900,000   EAST BAY CA MUD SUBSERIES A3 (OTHER REVENUE, DEXIA CREDIT LOCAL DE
                  FRANCE LOC)ss +/-                                                            1.45    06/01/2038          9,900,000
  23,420,000   EAST BAY CA MUD SUBSERIES A4 (OTHER REVENUE, DEXIA CREDIT LOCAL DE
                  FRANCE LOC)ss +/-                                                            1.35    06/01/2038         23,420,000
   6,950,000   EAST BAY CA MUD SUBSERIES B1 (OTHER REVENUE, DEXIA CREDIT LOCAL DE
                  FRANCE LOC)ss +/-                                                            1.57    06/01/2038          6,950,000
   6,875,000   EAST BAY CA MUD SUBSERIES B2 (OTHER REVENUE, DEXIA CREDIT LOCAL DE
                  FRANCE LOC)ss +/-                                                            1.51    06/01/2038          6,875,000
   6,905,000   EAST BAY CA MUD SUBSERIES C (OTHER REVENUE, DEXIA CREDIT LOCAL DE
                  FRANCE LOC)ss +/-                                                            1.57    06/01/2027          6,905,000
   7,500,000   EAST BAY CA MUD SUBSERIES C1 (OTHER REVENUE)ss +/-                              1.45    06/01/2026          7,500,000
   4,900,000   EAST BAY CA MUD SUBSERIES C3 (OTHER REVENUE)ss +/-                              1.45    06/01/2026          4,900,000
  11,900,000   EAST BAY CA MUD SUBSERIES C4 (OTHER REVENUE)ss +/-                              1.56    06/01/2026         11,900,000
  10,000,000   EAST BAY CA MUD SUBSERIES C5 (OTHER REVENUE)ss +/-                              1.35    06/01/2026         10,000,000
  16,000,000   EAST BAY CA MUD SUBSERIES C6 (OTHER REVENUE)ss +/-                              1.35    06/01/2026         16,000,000
   3,570,000   EASTERN MUNICIPAL WATER DISTRICT CALIFORNIA WATER AND SEWER CTFS
                  PARTNERSHIP SERIES D (WATER REVENUE, LLOYDS BANK LOC)ss +/-                  1.55    07/01/2023          3,570,000
   8,260,000   EASTERN MUNICIPAL WATER DISTRICT CALIFORNIA WATER AND SEWER CTFS
                  PARTNERSHIP SERIES F (WATER REVENUE, JPMORGAN CHASE BANK LOC)ss +/-          1.57    07/01/2038          8,260,000
   1,500,000   FREMONT CA COP (LEASE REVENUE, KBC BANK NV LOC)ss +/-                           1.90    08/01/2022          1,500,000
   9,800,000   FREMONT CA TREETOPS APARTMENTS SERIES A (HOUSING REVENUE, FNMA
                  INSURED)ss +/-                                                               1.97    08/15/2026          9,800,000
   8,259,000   GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION SERIES 1421
                  (OTHER REVENUE, AMBAC INSURED)ss +/-                                         2.49    06/01/2045          8,259,000
   1,905,000   GROSSMONT-CUYAMACA CA COMMUNITY COLLEGE DISTRICT (OTHER REVENUE,
                  ASSURED GUARANTY)ss +/-                                                      1.82    08/01/2024          1,905,000
   3,480,000   GROSSMONT-CUYAMACA CA COMMUNITY COLLEGE DISTRICT ROCS RR II R 8098
                  (OTHER REVENUE, ASSURED GUARANTY)ss +/-                                      1.82    08/01/2023          3,480,000
   7,200,000   HARTNELL CA COMMUNITY COLLEGE DISTRICT SERIES 2966 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC)ss +/-                                      2.09    06/01/2014          7,200,000
   7,400,000   HAYWARD CA HOUSING AUTHORITY MFHR BARRINGTON HILLS SERIES A
                  (HOUSING REVENUE LOC, FNMA INSURED)ss +/-                                    1.75    06/15/2025          7,400,000
   4,000,000   HAYWARD CA MFHR SHOREWOOD SERIES A REMARKETED 03/17/94
                  (MFHR LOC, FGIC INSURED)ss +/-                                               1.80    07/15/2014          4,000,000
   6,450,000   HAYWARD CA MFHR TENNYSON GARDENS APARTMENTS PROJECT SERIES A
                  (HOUSING REVENUE LOC, US BANK NA INSURED)ss +/-                              2.50    08/01/2032          6,450,000
   1,000,000   HEMET CA MFHR SUNWEST RETIREMENT SERIES A (MFHR LOC, FHLMC
                  INSURED)ss +/-                                                               1.73    01/01/2025          1,000,000
   5,190,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM
                  (LEASE REVENUE, FIRST SECURITY BANK LOC)ss +/-                               2.10    02/01/2028          5,190,000
   7,505,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM
                  (LEASE REVENUE, FIRST SECURITY BANK LOC)ss +/-                               2.10    02/01/2038          7,505,000
   2,825,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM
                  (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss +/-                      2.10    02/01/2018          2,825,000
   4,476,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 (OTHER REVENUE)ss +/-                      2.25    09/02/2029          4,476,000
   2,850,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 (SPECIAL TAX REVENUE LOC)ss +/-            2.25    09/02/2022          2,850,000
     700,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT # 04-21-B
                  (OTHER REVENUE, KBC BANK NV LOC)ss +/-                                       2.25    09/02/2030            700,000
   5,185,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #05-21 SERIES A
                  (OTHER REVENUE, BANK OF NEW YORK LOC)ss +/-                                  2.25    09/02/2031          5,185,000
   6,155,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #07-22-A
                  (OTHER REVENUE, KBC BANK NV LOC)ss +/-                                       2.25    09/02/2032          6,155,000
   2,200,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #87-8
                  (SPECIAL TAX REVENUE, KBC BANK NV LOC)ss +/-                                 2.25    09/02/2024          2,200,000
   2,550,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #94-15
                  (OTHER REVENUE, STATE STREET BANK & TRUST LOC)ss +/-                         2.25    09/02/2020          2,550,000
   3,550,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #97-17
                  (OTHER REVENUE, STATE STREET BANK & TRUST LOC)ss +/-                         2.25    09/02/2023          3,550,000
  31,000,000   KERN COUNTY CA TRAN (OTHER REVENUE)                                             3.00    06/30/2009         31,352,220

                   28 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2008 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
CALIFORNIA (continued)
$ 13,140,000   KINGS COUNTY CA HOUSING AUTHORITY EDGEWATER LLSE APARTMENTS
                  SERIES A (MFHR, FNMA INSURED)ss +/-                                          1.64%   02/15/2031   $     13,140,000
   5,500,000   LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS PROJECT
                  SERIES C (HOUSING REVENUE LOC)ss +/-                                         1.73    12/01/2026          5,500,000
  17,000,000   LOMA LINDA CA LOMA LINDA UNIVERSITY SERIES B (HEALTHCARE FACILITIES
                  REVENUE, BANK OF AMERICA NA LOC)ss +/-                                       1.50    12/01/2037         17,000,000
  14,163,000   LONG BEACH CA COMMUNITY COLLEGE DISTRICT SERIES 1399
                  (PROPERTY TAX REVENUE, FGIC INSURED)ss +/-                                   2.11    05/01/2030         14,163,000
   2,135,000   LONG BEACH CA HARBOR REVENUE SERIES 418 (AIRPORT REVENUE LOC, FGIC
                  INSURED)ss +/-                                                               2.16    05/15/2020          2,135,000
  13,090,000   LOS ANGELES CA BEVERLY PARK APARTMENTS SERIES A (MFHR, FHLMC
                  INSURED)ss +/-                                                               1.97    08/01/2018         13,090,000
   5,380,000   LOS ANGELES CA COMMUNITY COLLEGE DISTRICT SERIES 2864 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC)ss +/-                                      1.94    08/01/2014          5,380,000
  12,200,000   LOS ANGELES CA COMMUNITY RDA ACADEMY VILLAGE APARTMENTS
                  SERIES A (MFHR, FHLMC INSURED)ss +/-                                         1.90    10/01/2029         12,200,000
   7,265,000   LOS ANGELES CA COMMUNITY RDA MFHR SECOND & CENTRAL APARTMENTS PROJECT
                  (HOUSING REVENUE LOC)ss +/-                                                  1.90    12/01/2038          7,265,000
   5,000,000   LOS ANGELES CA COMMUNITY RDA RR 11 R-13042 (HOUSING REVENUE, GNMA
                  INSURED)ss +/-                                                               1.90    01/20/2045          5,000,000
   6,290,000   LOS ANGELES CA COMMUNITY RDA SECURITY BUILDING PROJECT SERIES A (MFHR, F
                  NMA INSURED)ss +/-                                                           1.90    06/01/2037          6,290,000
   3,435,000   LOS ANGELES CA COP LOYOLA HIGH SCHOOL SERIES A (LEASE REVENUE,
                  ALLIED IRISH BANK PLC LOC)ss +/-                                             1.67    12/01/2035          3,435,000
   2,000,000   LOS ANGELES CA DEPARTMENT OF AIRPORTS LOS ANGELES INTERNATIONAL AIRPORT
                  SERIES C1 (AIRPORT REVENUE, BANQUE NATIONALE PARIS LOC)ss +/-                1.90    05/15/2020          2,000,000
  35,650,000   LOS ANGELES CA DW&Pss +/-                                                       1.91    07/01/2039         35,650,000
   9,250,000   LOS ANGELES CA DW&P CLASS A (WATER REVENUE, AMBAC INSURED)ss +/-                1.92    07/01/2035          9,250,000
   2,220,000   LOS ANGELES CA HOUSING AUTHORITY MEADOWRIDGE APARTMENTS PROJECT
                  (MFHR, FNMA INSURED)ss +/-                                                   1.70    09/01/2018          2,220,000
   4,700,000   LOS ANGELES CA MFHR FOUNTAIN PARK PROJECT SERIES P (MFHR LOC)ss +/-             1.85    04/15/2033          4,700,000
   3,540,000   LOS ANGELES CA MISSION VILLAGE TERRACE APARTMENTS (MFHR, EAST WEST BANK
                  LOC)ss +/-                                                                   1.81    07/01/2027          3,540,000
  18,500,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER REVENUE, US BANK NA
                  LOC)ss +/-                                                                   1.60    07/01/2035         18,500,000
   5,000,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A6 (UTILITIES REVENUE)ss +/-              1.60    07/01/2035          5,000,000
  10,600,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A8 (WATER REVENUE)ss +/-                  1.60    07/01/2035         10,600,000
  14,965,000   LOS ANGELES CA RR II R-11281 (OTHER REVENUE, AMBAC INSURED)ss +/-               1.99    07/01/2037         14,965,000
  14,995,000   LOS ANGELES CA SERIES 184 (WATER REVENUE, FIRST SECURITY BANK
                  LOC)ss +/-++                                                                 1.94    01/01/2009         14,995,000
  12,830,000   LOS ANGELES CA SUBSERIES B1 (ELECTRIC REVENUE)ss +/-                            1.45    07/01/2034         12,830,000
  45,500,000   LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA CREDIT LOCAL DE
                  FRANCE LOC)ss +/-                                                            1.55    07/01/2035         45,500,000
  17,550,000   LOS ANGELES CA TRAN (OTHER REVENUE)                                            3.00    06/30/2009         17,756,623
   7,235,000   LOS ANGELES CA USD (PROPERTY TAX REVENUE, FIRST SECURITY
                  BANK LOC)ss +/-                                                              1.96    01/01/2011          7,235,000
  25,660,000   LOS ANGELES CA USD SERIES 1201 (PROPERTY TAX REVENUE, AMBAC
                  INSURED)ss +/-                                                               2.01    07/01/2030         25,660,000
   1,955,500   LOS ANGELES CA USD SERIES 2008 (OTHER REVENUE, AMBAC INSURED)ss +/-             2.01    07/01/2023          1,955,500
   5,485,000   LOS ANGELES CA USD SERIES 2009 (EDUCATIONAL FACILITIES REVENUE, AMBAC
                  INSURED)ss +/-                                                               2.01    07/01/2026          5,485,000
  21,945,000   LOS ANGELES CA USD TAX & ANTICIPATION NOTES SERIES A (OTHER REVENUE)            3.00    07/30/2009         22,235,751
  31,575,000   LOS ANGELES CA USD TRAN SERIES A                                                4.00    12/29/2008         31,656,487
  20,000,000   LOS ANGELES CA USD TRAN SERIES A2                                               3.75    12/29/2008         20,036,445
   7,000,000   LOS ANGELES CA WASTE WATER SYSTEM SUBSERIES G (SEWER REVENUE,
                  BANK OF AMERICA NA LOC)ss +/-                                                1.64    06/01/2032          7,000,000
   8,600,000   LOS ANGELES CA WASTEWATER SUBSERIES D (SEWER REVENUE, BANK OF NOVA
                  SCOTIA)ss +/-                                                                1.55    06/01/2028          8,600,000
   2,800,000   LOS ANGELES CA WASTEWATER SYSTEM SERIES 2254 (OTHER REVENUE, MBIA
                  INSURED)ss +/-                                                               2.19    06/01/2013          2,800,000
   3,500,000   LOS ANGELES CA WASTEWATER SYSTEM SUBSERIES A (SEWER REVENUE, BANK OF
                  NOVA SCOTIA)ss +/-                                                           1.58    06/01/2028          3,500,000
   5,995,000   LOS ANGELES CA WATER & POWER REVENUE SERIES 182 FSA INSURED (WATER
                  REVENUE LOC)ss +/-                                                           2.09    01/01/2009          5,995,000
  14,000,000   LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B6 (UTILITIES
                  REVENUE)ss +/-                                                               2.10    07/01/2034         14,000,000
  30,800,000   LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B8 (POWER REVENUE,
                  BANK OF AMERICA LOC)ss +/-                                                   1.55    07/01/2034         30,800,000
   8,380,000   LOS ANGELES CA WATER & POWER SERIES 2971 (ELECTRIC REVENUE, FIRST
                  SECURITY BANK LOC)ss +/-                                                     2.09    01/01/2014          8,380,000
  31,900,000   LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS (HOUSING REVENUE
                  LOC)ss +/-                                                                   1.80    09/01/2030         31,900,000

                   Wells Fargo Advantage Money Market Funds 29


             Portfolio of Investments--August 31, 2008 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
CALIFORNIA (continued)
$ 26,400,000   LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR MALIBU CANYON
                  APARTMENTS B (HOUSING REVENUE LOC)ss +/-                                     1.60%   06/01/2010   $     26,400,000
  39,875,000   LOS ANGELES COUNTY CA TRAN SERIES A (OTHER REVENUE)                             3.00    06/30/2009         40,334,651
   3,060,000   MANTECA CA RDA AMENDED MERGER PROJECT (TAX ALLOCATION REVENUE,
                  STATE STREET BANK & TRUST LOC)ss +/-                                         2.30    10/01/2042          3,060,000
   6,560,000   MANTECA CA RDA TAX ALLOCATION SERIES 1423 (TAX INCREMENTAL REVENUE,
                  AMBAC INSURED)ss +/-                                                         2.31    10/01/2036          6,560,000
  38,045,000   MENLO PARK CA CDA LAS PULGAS COMMUNITY DEVELOPMENT
                  (TAX ALLOCATION REVENUE, AMBAC INSURED)ss +/-                                2.30    01/01/2031         38,045,000
   8,900,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
                  SERIES C2 (WATER REVENUE LOC)ss +/-                                          1.58    07/01/2030          8,900,000
  18,000,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES A1 (WATER
                  REVENUE, BANK OF AMERICA NA LOC)ss +/-                                       1.65    07/01/2037         18,000,000
   7,060,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES A2
                  (WATER REVENUE LOC, JPMORGAN CHASE BANK INSURED)ss +/-                       1.55    07/01/2023          7,060,000
   4,645,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES A2
                  (WATER REVENUE, CITIBANK NA LOC)ss +/-                                       1.60    07/01/2021          4,645,000
   2,425,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES B2
                  (WATER REVENUE, CITIBANK NA LOC)ss +/-                                       2.40    07/01/2028          2,425,000
  33,585,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES C3
                  (WATER REVENUE LOC)ss +/-                                                    1.48    07/01/2030         33,585,000
   7,225,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS SERIES C
                  (WATER REVENUE, DEXIA INSURED)ss +/-                                         1.60    10/01/2029          7,225,000
   5,575,000   MODESTO CA MFHR LIVE OAK APARTMENTS PROJECT (HOUSING REVENUE LOC, FNMA
                  INSURED)ss +/-                                                               1.90    09/15/2024          5,575,000
   5,995,000   MODESTO CA PFA LEASE REVENUE SERIES 354 (LEASE REVENUE LOC,
                  AMBAC INSURED)ss +/-                                                         2.31    09/01/2029          5,995,000
   1,969,000   MONTEREY PENINSULA CA COMMUNITY COLLEGE DISTRICT SERIES 2484
                  (OTHER REVENUE, FIRST SECURITY BANK LOC)ss +/-                               1.94    02/01/2016          1,969,000
  37,405,000   MORGAN HILL CA RDA TAX ALLOCATION OJO DE AGUA REDEVELOPMENT PROJECT A
                  (OTHER REVENUE)ss +/-                                                        1.58    09/01/2033         37,405,000
   2,000,000   MURRIETA VALLEY CA USD COP SCHOOL FACILITIES BRIDGE FUNDING PROGRAM
                  (LEASE REVENUE, FIRST SECURITY BANK LOC)ss +/-                               3.00    06/01/2039          2,000,000
  12,388,000   NAPA VALLEY CA SERIES 1808 (PROPERTY TAX REVENUE, FGIC
                  INSURED)ss +/-                                                               2.11    08/01/2046         12,388,000
  18,000,000   NEWPORT BEACH CA HOAG MEMORIAL HOSPITAL SERIES D (HCFR, BANK OF
                  AMERICA NA LOC)ss +/-                                                        1.55    12/01/2040         18,000,000
   5,140,000   NORTHERN CA POWER AGENCY HYDROELECTRIC PROJECT 1 SERIES A (ELECTRIC
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss +/-                             1.54    07/01/2032          5,140,000
   3,899,500   NORTHERN CA POWER AGENCY PUBLIC POWER SERIES 836 (ELECTRIC REVENUE,
                  MBIA INSURED)ss +/-                                                          2.31    07/01/2023          3,899,500
  12,500,000   OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE
                  SERIES C1 (LEASE REVENUE LOC)ss +/-                                          1.78    02/01/2025         12,500,000
   4,000,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK RIDGE VILLAS PROJECT
                  (HOUSING REVENUE LOC, FNMA INSURED)ss +/-                                    1.73    11/15/2028          4,000,000
  14,900,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PROJECT PARK PLACE
                  APARTMENTS ISSUE A (HOUSING REVENUE LOC, FHLB INSURED)ss +/-                 1.97    04/01/2024         14,900,000
  12,600,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES B ALISO CREEK
                  PROJECT FHLMC LOC (HOUSING REVENUE LOC)ss +/-                                1.63    11/01/2022         12,600,000
   8,619,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D HARBOR POINTE
                  PROJECT (HOUSING REVENUE, FHLMC LOC)ss +/-                                   1.73    12/01/2022          8,619,000
     500,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES G3
                  (HOUSING REVENUE LOC)ss +/-                                                  1.73    11/15/2028            500,000
      57,500   ORANGE COUNTY CA SANITATION DISTRICTS COP FLOATERS SERIES 1032 (SEWER
                  REVENUE LOC)ss +/-                                                           2.11    02/01/2033             57,500
   1,075,000   ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES 25297 (SEWER REVENUE,
                  FIRST SECURITY BANK LOC)ss +/-                                               2.09    02/01/2015          1,075,000
  26,800,000   ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES B (LEASE
                  REVENUE LOC)ss +/-                                                           2.25    08/01/2030         26,800,000
  52,015,000   ORANGE COUNTY CA WATER DISTRICT SERIES A (WATER REVENUE, LLOYDS TSB
                  BANK PLC LOC)ss +/-                                                          1.54    08/01/2042         52,015,000
   9,515,000   PASADENA CA COMMUNITY DEVELOPMENT COMMISSION HOLLY STREET APARTMENTS
                  SERIES A (HOUSING REVENUE, FNMA INSURED)ss +/-                               1.90    12/15/2033          9,515,000
  39,210,000   PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA
                  LOC)ss +/-                                                                   1.75    02/01/2035         39,210,000

                   30 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2008 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
CALIFORNIA (continued)
$  4,950,000   PITTSBURG CA PUBLIC FINANCING AUTHORITY WATER (WATER REVENUE, ALLIED
                  IRISH BANK PLC LOC)ss +/-                                                    1.55%   06/01/2035   $      4,950,000
  44,410,000   PITTSBURG CA REDEVELOPMENT AGENCY TAX ALLOCATION LOS MEDANOS COMMUNITY
                  SERIES A (TAX ALLOCATION REVENUE LOC)ss +/-                                  2.30    09/01/2035         44,410,000
   5,275,000   PLACENTIA YORBA LINDA CA USD SERIES 2714 (PROPERTY TAX REVENUE, MBIA
                  INSURED)ss +/-                                                               2.34    02/01/2014          5,275,000
  11,085,000   POWAY CA REDEVELOPMENT AGENCY TAX ALLOCATION SERIES 372 MBIA INSURED
                  (TAX ALLOCATION REVENUE LOC)ss +/-                                           4.00    06/15/2011         11,085,000
   7,100,000   POWAY CA UNION SCHOOL DISTRICT ROCS RR II R 12224 (PROPERTY TAX REVENUE,
                  CITIBANK NA LOC)ss +/-                                                       2.14    08/01/2030          7,100,000
   7,000,000   RANCHO CA WATER DISTRICT FINANCING AUTHORITY SERIES B (OTHER REVENUE,
                  UBS AG LOC)ss +/-                                                            1.90    08/01/2031          7,000,000
   9,485,000   RANCHO SANTIAGO CA COMMUNITIES COLLEGE DISTRICT (PROPERTY TAX REVENUE,
                  FIRST SECURITY BANK LOC)ss +/-                                               2.05    09/01/2026          9,485,000
   2,400,000   REDONDO BEACH CA PFA TAX ALLOCATION REVENUE AVIATION HIGH REDEVELOPMENT
                  PROJECT (PROPERTY TAX REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-              2.57    07/01/2030          2,400,000
   8,725,000   RIVERSIDE CA COMMUNITY COLLEGE DISTRICT (OTHER REVENUE, MBIA
                  INSURED)ss +/-                                                               1.91    08/01/2032          8,725,000
  12,000,000   RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)ss +/-                  1.75    03/01/2037         12,000,000
   3,245,000   RIVERSIDE CA ELECTRIC PUTTERS SERIES 3042Z (ELECTRIC REVENUE, FIRST
                  SECURITY BANK LOC)ss +/-                                                     1.94    04/01/2016          3,245,000
   5,420,000   RIVERSIDE COUNTY CA COMMUNITY FACILITIES DISTRICT SERIES 88-4
                  (SPECIAL TAX REVENUE LOC, KBC BANK LOC)ss +/-                                1.57    09/01/2014          5,420,000
   1,600,000   RIVERSIDE COUNTY CA HOUSING AUTHORITY MOUNTAIN VIEW APARTMENTS SERIES A
                  (MFHR, REDLANDS FEDERAL S&L)ss +/-                                           1.59    08/01/2025          1,600,000
   2,800,000   RIVERSIDE COUNTY CA IDA IDR CRYOGENIC PROJECT ISSUE B
                  (IDR LOC)ss +/-                                                              1.82    07/05/2014          2,800,000
  13,500,000   ROSEVILLE CA ELECTRIC SYSTEM COP SERIES B (OTHER REVENUE, DEXIA
                  CREDIT LOCAL DE FRANCE LOC)ss +/-                                            1.60    02/01/2035         13,500,000
   7,000,000   SACRAMENTO CA HOUSING AUTHORITY SHENANDOAH APARTMENTS SERIES F
                  (HOUSING REVENUE, FNMA INSURED)ss +/-                                        1.97    09/15/2036          7,000,000
   1,050,000   SACRAMENTO CA SUBURBAN WATER DISTRICT COP SERIES A2 (LEASE REVENUE,
                  ALLIED IRISH BANK PLC LOC)ss +/-                                             1.54    11/01/2028          1,050,000
   5,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY (HOUSING REVENUE,
                  FNMA INSURED)ss +/-                                                          1.73    07/15/2029          5,000,000
   5,315,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY (MFHR, CITIBANK NA LOC)ss +/-            1.96    07/01/2035          5,315,000
   7,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR ARLINGTON CREEK APARTMENT
                  SERIES I (HOUSING REVENUE LOC)ss +/-                                         1.97    05/15/2034          7,000,000
   6,835,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR CASCADES SERIES D
                  (HOUSING REVENUE)ss +/-                                                      1.97    09/15/2035          6,835,000
   9,140,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR LOGAN PART APARTMENTS
                  ISSUE E (HOUSING REVENUE, FHLMC INSURED)ss +/-                               1.95    05/01/2042          9,140,000
   6,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR NORMANDY PARK APARTMENTS
                  SERIES A (HOUSING REVENUE LOC)ss +/-                                         1.97    02/15/2033          6,000,000
   2,900,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY SEASONS AT WINTER SERIES C2
                  (MFHR, FHLMC INSURED)ss +/-                                                  1.63    08/01/2034          2,900,000
  16,200,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD APARTMENTS PROJECT
                  ISSUE A (MFHR, FHLMC INSURED)ss +/-                                          1.97    12/01/2022         16,200,000
  10,000,000   SACRAMENTO COUNTY CA RIVER POINTE APARTMENTS SERIES B (MFHR,
                  FNMA INSURED)ss +/-                                                          1.64    08/15/2027         10,000,000
   1,300,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCE AUTHORITY ROCS
                  RR II 11579 (SEWER REVENUE, CITIBANK NA LOC)ss +/-                           1.82    12/01/2035          1,300,000
   2,635,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                  (WATER & SEWER REVENUE)ss +/-                                                1.83    12/01/2035          2,635,000
   5,000,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY SUBORDINATE
                  LIEN SACRAMENTO DISTRICT E (SEWER REVENUE, US BANK NA LOC)ss +/-             1.50    12/01/2040          5,000,000
   5,050,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY SUBORDINATE
                  LIEN SACRAMENTO REGULATION C (SEWER REVENUE LOC, CREDIT AGRICOLE
                  INDOSUEZ LOC)ss +/-                                                          1.70    12/01/2030          5,050,000
   7,000,000   SAN BERNARDINO CA REDEVELOPMENT AGENCY SILVER WOODS APARTMENTS PROJECT
                  (HOUSING REVENUE, FNMA INSURED)ss +/-                                        1.97    05/01/2026          7,000,000
   7,860,000   SAN BERNARDINO COUNTY CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA
                  NA LOC)ss +/-                                                                1.75    03/01/2024          7,860,000
   5,500,000   SAN BERNARDINO COUNTY CA FLOOD CONTROL DISTRICT (WATER REVENUE, UBS AG
                  LOC)ss +/-                                                                   1.90    08/01/2037          5,500,000

                   Wells Fargo Advantage Money Market Funds 31


             Portfolio of Investments--August 31, 2008 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
CALIFORNIA (continued)
$  6,115,000   SAN BERNARDINO COUNTY CA MFHR GREEN VALLEY APARTMENTS PROJECT SERIES A
                  (HOUSING REVENUE LOC, FNMA INSURED)ss +/-                                    1.73%   05/15/2029   $      6,115,000
   5,600,000   SAN BERNARDINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT SERIES A
                  (HOUSING REVENUE LOC, FNMA INSURED)ss +/-                                    1.73    05/15/2029          5,600,000
  14,825,000   SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
                  (HOUSING REVENUE LOC, FNMA INSURED)ss +/-                                    1.97    01/15/2033         14,825,000
   3,900,000   SAN DIEGO CA HOUSING AUTHORITY (MFHR, FNMA INSURED)ss +/-                       1.77    11/01/2026          3,900,000
  12,000,000   SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN APARTMENTS SERIES B
                  (HOUSING REVENUE LOC)ss +/-                                                  1.97    01/15/2035         12,000,000
   6,215,000   SAN DIEGO CA USD SERIES 758 (EDUCATIONAL FACILITIES REVENUE
                  LOC)ss +/-                                                                   2.11    07/01/2027          6,215,000
  12,855,000   SAN DIEGO CA USD SERIES PA 804 (EDUCATIONAL FACILITIES REVENUE
                  LOC)ss +/-                                                                   1.99    07/01/2022         12,855,000
  39,075,000   SAN DIEGO CA USD TAX & ANTICIPATION NOTES (PROPERTY TAX REVENUE)                3.00    07/01/2009         39,510,816
  20,900,000   SAN DIEGO COUNTY & SCHOOL DISTRICT PARTNERSHIP TRANS SERIES B (OTHER
                  REVENUE)                                                                     3.50    06/30/2009         21,216,965
  11,515,000   SAN DIEGO COUNTY & SCHOOL DISTRICT PARTNERSHIPS TRAN (OTHER REVENUE)            3.50    06/30/2009         11,695,347
  17,750,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
                  SERIES A (SALES TAX REVENUE, JPMORGAN CHASE BANK LOC)ss +/-                  1.75    04/01/2038         17,750,000
  40,600,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
                  SERIES B (SALES TAX REVENUE, JPMORGAN CHASE BANK LOC)ss +/-                  1.47    04/01/2038         40,600,000
  18,500,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
                  SERIES C (SALES TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                  LOC)ss +/-                                                                   1.53    04/01/2038         18,500,000
  50,590,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
                  SERIES D (SALES TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                  LOC)ss +/-                                                                   1.45    04/01/2038         50,590,000
   4,465,000   SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES 2873 (WATER REVENUE,
                  FIRST SECURITY BANK LOC)ss +/-                                               2.09    05/01/2013          4,465,000
   3,938,500   SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES I (WATER REVENUE, MBIA
                  INSURED)ss +/-                                                               1.99    11/01/2010          3,938,500
   4,000,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND SERIES 37D
                  (OTHER REVENUE, FIRST SECURITY BANK LOC)ss +/-                               1.70    05/01/2030          4,000,000
   2,700,000   SAN FRANCISCO CA CITY & COUNTY MFHR CARTER TERRACE APARTMENTS
                  SERIES B (MFHR, CITIBANK NA LOC)ss +/-                                       1.99    03/01/2036          2,700,000
  10,225,000   SAN FRANCISCO CA CITY & COUNTY RDA ORLANDO CEPEDA PLACE
                  SERIES D (MFHR, CITIBANK NA LOC)ss +/-                                       1.99    11/02/2033         10,225,000
   3,190,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY FACILITIES
                  DISTRICT #4 (OTHER REVENUE, BANK OF AMERICA NA LOC)ss +/-                    1.57    08/01/2032          3,190,000
   8,000,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY FACILITIES
                  DISTRICT HUNTERS POINT SERIES A (TAX REVENUE, KBC BANK NV
                  LOC)ss +/-                                                                   1.67    08/01/2036          8,000,000
   8,000,000   SAN FRANCISCO CA CITY & COUNTY UNION SCHOOL DISTRICT MERLOTS SERIES D217
                  (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)ss +/-                        2.05    06/15/2024          8,000,000
   9,000,000   SAN JOSE CA CINNABAR COMMONS SERIES C (HOUSING REVENUE, BANK OF AMERICA
                  BANK OF AMERICA LOC)ss +/-                                                   1.90    02/01/2037          9,000,000
   9,360,000   SAN JOSE CA MFHR RAINTREE APARTMENTS SERIES A (MFHR)ss +/-                      1.99    02/01/2038          9,360,000
   7,600,000   SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATIONss +/-                           1.95    08/01/2035          7,600,000
   6,857,500   SAN JOSE CA UNION SCHOOL DISTRICT SANTA CLARA COUNTY FLOATERS SERIES 761
                  (PROPERTY TAX REVENUE LOC, FSA INSURED)ss +/-                                1.91    08/01/2027          6,857,500
   8,720,000   SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA INSURED)ss +/-                1.90    09/15/2032          8,720,000
   5,025,000   SAN LEANDRO CA PARKSIDE COMMONS APARTMENTS PROJECT (MFHR, FNMA
                  INSURED)ss +/-                                                               1.90    07/15/2018          5,025,000
  10,750,000   SAN MARCOS CA PUBLIC FACILITIES AUTHORITY (TAX INCREMENTAL REVENUE,
                  AMBAC INSURED)ss +/-                                                         2.16    08/01/2038         10,750,000
   3,955,000   SAN MATEO COUNTY CA BOARD EDUCATION COP SERIES A (LEASE REVENUE,
                  ALLIED IRISH BANK PLC LOC)ss +/-                                             1.90    05/01/2035          3,955,000
   8,180,000   SAN MATEO COUNTY CA COMMUNITY COLLEGE DISTRICT ROCS RR II R-10022Z
                  (PROPERTY TAX REVENUE, MBIA INSURED)ss +/-                                   2.00    09/01/2033          8,180,000
  10,330,000   SAN RAMON VALLEY CA UNION SCHOOL DISTRICT MERLOTS SERIES D182
                  (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)ss +/-                        2.05    08/01/2026         10,330,000
   9,000,000   SANTA CLARA CA SUBSERIES B (ELECTRIC PLANT REVENUE, DEXIA CREDIT LOCAL
                  DE FRANCE LOC)ss +/-                                                         1.63    07/01/2027          9,000,000
  22,000,000   SANTA CLARA COUNTY CA FINANCING AUTHORITY MULTIPLE FACILITIES PROJECTS
                  SERIES M (LEASE REVENUE, BANK OF AMERICA NA LOC)ss +/-                       1.70    05/15/2035         22,000,000

                   32 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2008 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
CALIFORNIA (continued)
$  5,900,000   SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER APARTMENTS PROJECT
                  SERIES A (MFHR LOC, FNMA INSURED)ss +/-                                      1.73%   12/15/2025   $      5,900,000
   8,650,000   SANTA CLARA VALLEY CA TRANSPORTATION AUTHORITY (SALES TAX REVENUE,
                  AMBAC INSURED)ss +/-                                                         1.92    04/01/2036          8,650,000
   3,120,000   SANTA ROSA CA ALDERBROOK HEIGHTS APARTMENTS (HOUSING REVENUE, FHLB
                  INSURED)ss +/-                                                               1.81    05/01/2040          3,120,000
   5,410,000   SIMI VALLEY CA CDA ISSUE A (HOUSING REVENUE)ss +/-                              1.60    05/01/2010          5,410,000
  10,000,000   SIMI VALLEY CA MFHR LINCOLN WOOD RANCH (HOUSING REVENUE LOC)ss +/-              1.73    06/01/2010         10,000,000
  17,695,000   SIMI VALLEY CA SERIES A (MFHR LOC)ss +/-                                        1.73    07/01/2023         17,695,000
   5,700,000   SIMI VALLEY CA SHADOWRIDGE APARTMENTS PROJECT (HOUSING REVENUE, FHLMC
                  INSURED)ss +/-                                                               1.97    09/01/2019          5,700,000
   6,100,000   SNOWLINE CA JOINT USD COP (LEASE REVENUE, FIRST SECURITY BANK
                  LOC)ss +/-                                                                   3.00    09/01/2022          6,100,000
  22,729,000   SOUTH PLACER WASTEWATER AUTHORITY CALIFORNIA SERIES A (SEWER REVENUE,
                  STATE STREET BANK & TRUST LOC)ss +/-                                         1.65    11/01/2035         22,729,000
   5,135,000   SOUTHERN CA PUBLIC POWER AUTHORITY PROJECT SERIES 1045 (ELECTRIC
                  REVENUE, AMBAC INSURED)ss +/-                                                1.86    07/01/2033          5,135,000
   5,315,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY POWER PROJECT REVENUE
                  SERIES PA 1172 (ELECTRIC PLANT REVENUE LOC)ss +/-                            1.82    07/01/2011          5,315,000
  11,000,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY PROJECT PALO VERDE SUB
                  SERIES A (OTHER REVENUE, JP MORGAN CHASE BANK LOC)ss +/-                     1.60    07/01/2017         11,000,000
  79,235,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT REVENUE
                  (UTILITIES REVENUE, LLOYDS TSB BANK PLC LOC)ss +/-                           2.10    07/01/2019         79,235,000
   8,220,000   SWEETWATER CA UNION HIGH SCHOOL DISTRICT ROCS RR II 11484
                  (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)ss +/-                        1.94    08/01/2029          8,220,000
   6,000,000   TURLOCK CA IRRIGATION DISTRICT COP CAPITAL IMPROVEMENT PROJECT SOCIETE
                  GENERALE LOC (LEASE REVENUE LOC)ss +/-                                       2.10    01/01/2031          6,000,000
   2,155,000   TUSTIN CA USD SERIES 2558-Z (OTHER REVENUE, FIRST SECURITY BANK
                  LOC)ss +/-                                                                   2.49    09/01/2011          2,155,000
   7,160,000   UNIVERSITY OF CALIFORNIA MERLOTS SERIES D287 (COLLEGE AND UNIVERSITY
                  REVENUE, WACHOVIA BANK LOC)ss +/-                                            2.05    05/15/2029          7,160,000
   6,500,000   UNIVERSITY OF CALIFORNIA SERIES 1119 (COLLEGE & UNIVERSITY REVENUE,
                  FIRST SECURITY BANK LOC)ss +/-                                               1.91    05/15/2035          6,500,000
   3,400,000   UNIVERSITY OF CALIFORNIA SERIES 2496 (OTHER REVENUE, FIRST SECURITY
                  BANK LOC)ss +/-                                                              2.09    05/15/2014          3,400,000
  17,400,000   UNIVERSITY OF CALIFORNIA SERIES K (COLLEGE & UNIVERSITY REVENUE)ss              5.30    09/01/2008         17,574,000
  12,000,000   UPLAND CA COMMUNITY RDA SUNSET RIDGE APARTMENTS (HOUSING REVENUE,
                  EAST WEST BANK LOC)ss +/-                                                    1.59    08/01/2037         12,000,000
   7,750,000   VACAVILLE CA MFHR SYCAMORE APARTMENTS SERIES A (HOUSING REVENUE
                  LOC)ss +/-                                                                   1.73    05/15/2029          7,750,000
   3,200,000   VACAVILLE CA SERIES A (HOUSING REVENUE, FNMA INSURED)ss +/-                     1.90    07/15/2018          3,200,000
  17,600,000   VENTURA COUNTY CA (OTHER REVENUE)                                               3.50    07/01/2009         17,872,313
   5,270,000   WALNUT VALLEY CA USD SERIES D139 (PROPERTY TAX REVENUE, FIRST SECURITY
                  BANK LOC)ss +/-                                                              2.05    08/01/2030          5,270,000
   2,500,000   WESTERN RIVERSIDE COUNTY CA REGIONAL WASTEWATER TREATMENT (SEWER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss +/-                             2.25    04/01/2028          2,500,000
  27,065,000   WESTLANDS CALIFORNIA WATER DISTRICT COP (LEASE REVENUE, DEXIA
                  CREDIT LOCAL DE FRANCE LOC)ss +/-                                            1.54    03/01/2029         27,065,000
   3,300,000   YOSEMITE CA COMMUNITY COLLEGE DISTRICT ROCS RR II R-12225
                  (PROPERTY TAX REVENUE, CITIBANK NA LOC)ss +/-                                1.91    08/01/2032          3,300,000
  10,400,000   YOSEMITE CA COMMUNITY COLLEGE DISTRICT ROCS RR II R-8105 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC)ss +/-                                      1.91    08/01/2032         10,400,000
                                                                                                                       4,429,581,731
                                                                                                                    ----------------
OTHER: 0.54%
  26,375,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES 287 (OTHER REVENUE,
                  MBIA INSURED)ss +/-                                                          1.82    09/01/2037         26,375,000
                                                                                                                    ----------------
PUERTO RICO: 1.87%
   4,990,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-627A
                  (SALES TAX REVENUE, AMBAC INSURED)ss +/-                                     1.85    08/01/2049          4,990,000
  11,000,000   PUERTO RICO COMMONWEALTH (OTHER REVENUE, WACHOVIA BANK LOC)ss +/-               1.70    07/01/2034         11,000,000
   7,000,000   PUERTO RICO COMMONWEALTH (PROPERTY TAX REVENUE, WACHOVIA BANK
                  LOC)ss +/-                                                                   1.70    07/01/2034          7,000,000
  19,000,000   PUERTO RICO COMMONWEALTH (TAX REVENUE)ss +/-                                    2.50    07/01/2029         19,000,000

                   Wells Fargo Advantage Money Market Funds 33


             Portfolio of Investments--August 31, 2008 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
PUERTO RICO (continued)
 $ 7,200,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                  ROCS RR II R 10327CE (OTHER REVENUE)ss +/-                                  1.87%   08/29/2009   $      7,200,000
  10,000,000   PUERTO RICO COMMONWEALTH SERIES A6 (PROPERTY TAX REVENUE, UBS AG
                  LOC)ss +/-                                                                  2.15    07/01/2033         10,000,000
  21,375,000   PUERTO RICO COMMONWEALTH SERIES B (PROPERTY TAX REVENUE, WACHOVIA BANK
                  LOC)ss +/-                                                                  2.15    07/01/2032         21,375,000
  11,300,000   PUERTO RICO SALES TAX FINANCING CORPORATION ROCS RR II R-11147 (SALES
                  TAX REVENUE, AMBAC INSURED)ss +/-                                           1.87    08/01/2049         11,300,000
                                                                                                                         91,865,000
                                                                                                                   ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $4,547,821,731)                                                                   4,547,821,731
                                                                                                                   ----------------
COMMERCIAL PAPER: 7.29%
   3,000,000   EAST BAY MUNICIPAL WATER SYSTEM                                                1.45    10/16/2008          3,000,000
  29,600,000   EAST BAY MUNICIPAL WATER SYSTEM                                                1.50    10/07/2008         29,600,000
  26,700,000   GOLDEN GATE BRIDGE                                                             1.55    10/09/2008         26,700,000
  13,035,000   IMPERIAL IRRIGATION DISTRICT                                                   1.43    10/24/2008         13,035,000
  43,265,000   IMPERIAL IRRIGATION DISTRICT                                                   1.45    10/24/2008         43,265,000
  23,800,000   IMPERIAL IRRIGATION DISTRICT                                                   1.55    10/24/2008         23,800,000
   9,775,000   IMPERIAL IRRIGATION DISTRICT                                                   1.65    09/08/2008          9,775,000
  10,300,000   LOS ANGELES DEPARTMENT OF AIRPORTS                                             1.50    09/09/2008         10,300,000
   4,365,000   LOS ANGELES METROPOLITAN TRANSPORTAION                                         1.55    10/15/2008          4,365,000
  19,400,000   LOS ANGELES METROPOLITAN TRANSPORTATION                                        1.45    09/03/2008         19,400,000
   5,000,000   LOS ANGELES METROPOLITAN TRANSPORTATION                                        1.47    10/14/2008          5,000,000
  25,930,000   SACRAMENTO MUNICIPAL UTILITY                                                   1.52    10/14/2008         25,930,000
   5,720,000   SACRAMENTO MUNICIPAL UTILITY                                                   1.55    10/15/2008          5,720,000
   8,475,000   SAN DIEGO COUNTY REGIONAL AIRPORT AUTHORITY                                    1.55    10/09/2008          8,475,000
  14,376,000   SAN DIEGO COUNTY REGIONAL AIRPORT AUTHORITY                                    1.60    11/13/2008         14,376,000
   7,525,000   SAN DIEGO COUNTY REGIONAL TRANSPORTATION                                       1.40    09/10/2008          7,525,000
  17,290,000   SAN FRANCISCO PUBLIC UTILITY COMMISSION                                        1.45    02/12/2009         17,290,000
   7,750,000   TURLOCK IRRIGATION DISTRICT                                                    1.40    09/10/2008          7,750,000
   7,080,000   TURLOCK IRRIGATION DISTRICT                                                    1.50    10/09/2008          7,080,000
   5,000,000   TURLOCK IRRIGATION DISTRICT                                                    1.60    10/09/2008          5,000,000
   5,400,000   UNIVERSITY OF CALIFORNIA                                                       1.40    09/10/2008          5,400,000
  28,455,000   UNIVERSITY OF CALIFORNIA                                                       1.53    11/06/2008         28,455,000
  35,835,000   UNIVERSITY OF CALIFORNIA                                                       1.55    11/05/2008         35,835,000
TOTAL COMMERCIAL PAPER (COST $357,076,000)                                                                              357,076,000
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $4,904,897,731)*                                                                        100.10%              $  4,904,897,731
OTHER ASSETS AND LIABILITIES, NET                                                             (0.10)                    (4,685,939)
                                                                                             ------                ----------------
TOTAL NET ASSETS                                                                              100.00%              $  4,900,211,792
                                                                                             ======                ================

----------

ss These securities are subject to a demand feature which reduces the effective maturity.

+/-    Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   34 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2008 (Unaudited)

GOVERNMENT MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
AGENCY NOTES - DISCOUNT: 28.41%
FEDERAL FARM CREDIT BANK: 0.25%
$ 75,000,000   FFCB##                                                                         2.51%   11/17/2008   $     74,602,583
                                                                                                                   ----------------
FEDERAL HOME LOAN BANK: 6.74%
 338,762,000   FHLB##                                                                         1.45    09/02/2008        338,762,000
 250,000,000   FHLB##                                                                         2.24    09/03/2008        249,984,444
 150,000,000   FHLB##                                                                         2.31    09/04/2008        149,980,750
 500,000,000   FHLB##                                                                         2.25    09/17/2008        499,531,250
 143,615,000   FHLB##                                                                         2.45    09/18/2008        143,458,619
 200,000,000   FHLB##                                                                         2.28    09/26/2008        199,696,000
 100,000,000   FHLB##                                                                         2.67    10/17/2008         99,666,250
 250,000,000   FHLB##                                                                         2.54    10/22/2008        249,118,055
 100,000,000   FHLB##                                                                         2.55    11/19/2008         99,447,500
                                                                                                                      2,029,644,868
                                                                                                                   ----------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 10.06%
 156,316,000   FHLMC##                                                                        2.08    09/08/2008        156,261,941
 100,000,000   FHLMC##                                                                        2.08    09/08/2008         99,965,333
 100,000,000   FHLMC##                                                                        2.39    09/15/2008         99,913,694
 250,000,000   FHLMC##                                                                        2.18    09/22/2008        249,697,222
  50,000,000   FHLMC##                                                                        2.44    09/22/2008         49,932,222
 250,000,000   FHLMC##                                                                        2.09    09/29/2008        249,608,125
 100,000,000   FHLMC##                                                                        2.34    10/14/2008         99,727,000
 100,000,000   FHLMC##                                                                        2.53    10/14/2008         99,704,833
 145,886,000   FHLMC##                                                                        2.60    10/20/2008        145,380,262
 142,840,000   FHLMC##                                                                        2.63    10/20/2008        142,339,108
 185,557,000   FHLMC##                                                                        2.08    10/27/2008        184,967,341
 100,000,000   FHLMC##                                                                        2.43    10/27/2008         99,628,750
 171,611,000   FHLMC##                                                                        2.08    11/05/2008        170,977,946
 100,000,000   FHLMC##                                                                        2.58    11/05/2008         99,541,333
 250,000,000   FHLMC##                                                                        2.58    11/17/2008        248,638,333
 182,000,000   FHLMC##                                                                        2.58    11/24/2008        180,917,404
 100,000,000   FHLMC##                                                                        2.52    11/25/2008         99,412,000
 150,000,000   FHLMC##                                                                        2.72    12/23/2008        148,730,667
 150,000,000   FHLMC##                                                                        2.67    12/24/2008        148,742,875
  35,000,000   FHLMC##                                                                        2.66    02/02/2009         34,605,069
 100,000,000   FHLMC##                                                                        2.77    02/17/2009         98,707,333
 120,600,000   FHLMC##                                                                        2.81    02/17/2009        119,018,532
                                                                                                                      3,026,417,323
                                                                                                                   ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 11.36%
 176,835,000   FNMA##                                                                         2.20    09/02/2008        176,835,000
  17,936,000   FNMA##                                                                         2.20    09/02/2008         17,936,000
 250,000,000   FNMA##                                                                         2.35    09/10/2008        249,869,444
 150,000,000   FNMA##                                                                         2.38    09/17/2008        149,851,250
 300,000,000   FNMA##                                                                         2.16    09/25/2008        299,586,000
  75,377,000   FNMA##                                                                         2.40    10/01/2008         75,231,271
  10,500,000   FNMA##                                                                         2.50    10/01/2008         10,478,854
  10,000,000   FNMA##                                                                         2.50    10/01/2008          9,979,861
 206,756,718   FNMA##                                                                         2.50    10/01/2008        206,340,333
  40,000,000   FNMA##                                                                         4.17    10/01/2008         39,865,633
  73,469,000   FNMA##                                                                         2.52    10/08/2008         73,283,858
 181,000,000   FNMA##                                                                         2.46    10/10/2008        180,530,003
  16,000,000   FNMA##                                                                         2.60    11/03/2008         15,928,356
 150,700,000   FNMA##                                                                         2.47    11/12/2008        149,965,882

                   Wells Fargo Advantage Money Market Funds 35


              Portfolio of Investments--August 31, 2008 (Unaudited)

GOVERNMENT MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: (continued)
$100,000,000   FNMA##                                                                         2.19%   11/19/2008   $     99,525,500
  35,075,000   FNMA##                                                                         2.48    11/26/2008         34,869,616
 150,000,000   FNMA##                                                                         2.60    12/08/2008        148,949,167
 100,000,000   FNMA##                                                                         2.65    12/08/2008         99,285,972
 100,000,000   FNMA##                                                                         2.60    12/17/2008         99,234,444
 100,000,000   FNMA##                                                                         2.72    12/23/2008         99,153,778
 100,000,000   FNMA##                                                                         2.80    01/12/2009         98,973,333
 100,000,000   FNMA##                                                                         2.80    01/13/2009         98,965,555
 100,000,000   FNMA##                                                                         2.71    01/20/2009         98,946,111
 150,000,000   FNMA##                                                                         2.75    01/20/2009        148,395,833
 150,000,000   FNMA##                                                                         2.80    01/22/2009        148,343,333
 100,000,000   FNMA##                                                                         2.71    01/23/2009         98,923,528
  39,813,000   FNMA##                                                                         2.65    01/28/2009         39,379,259
  56,000,000   FNMA##                                                                         2.66    02/09/2009         55,337,956
 250,000,000   FNMA##                                                                         2.84    02/10/2009        246,824,722
 150,000,000   FNMA##                                                                         2.76    03/02/2009        147,918,500
                                                                                                                      3,418,708,352
                                                                                                                   ----------------
TOTAL AGENCY NOTES - DISCOUNT (COST $8,549,373,126)                                                                   8,549,373,126
                                                                                                                   ----------------
AGENCY NOTES - INTEREST BEARING: 28.66%
FEDERAL FARM CREDIT BANK: 7.95%
 130,000,000   FFCB                                                                           4.25    10/10/2008        130,232,047
 177,000,000   FFCB+/-                                                                        2.32    11/03/2008        176,992,716
 185,000,000   FFCB+/-                                                                        2.06    12/22/2008        184,994,393
  80,000,000   FFCB+/-                                                                        2.66    12/22/2008         79,995,402
  19,255,000   FFCB                                                                           4.10    12/24/2008         19,365,824
  65,000,000   FFCB                                                                           3.75    01/15/2009         65,261,411
 130,000,000   FFCB+/-                                                                        2.33    02/02/2009        129,989,447
 100,000,000   FFCB+/-                                                                        2.33    02/23/2009         99,984,927
  20,000,000   FFCB+/-                                                                        2.66    03/30/2009         19,997,864
 225,000,000   FFCB+/-                                                                        2.36    04/14/2009        225,000,000
  50,000,000   FFCB                                                                           4.13    04/15/2009         50,413,724
  60,000,000   FFCB+/-                                                                        2.03    04/30/2009         59,989,850
 250,000,000   FFCB+/-                                                                        2.06    05/27/2009        250,000,000
 150,000,000   FFCB+/-                                                                        2.34    07/27/2009        149,967,646
 100,000,000   FFCB+/-                                                                        2.33    08/03/2009         99,977,998
  50,000,000   FFCB+/-                                                                        2.44    08/13/2009         50,000,000
  50,000,000   FFCB+/-                                                                        2.45    08/13/2009         50,000,000
 250,000,000   FFCB+/-                                                                        2.30    11/16/2009        250,000,000
 200,000,000   FFCB+/-                                                                        2.39    02/22/2010        199,956,577
 100,000,000   FFCB+/-                                                                        2.36    07/23/2010        100,000,000
                                                                                                                      2,392,119,826
                                                                                                                   ----------------
FEDERAL HOME LOAN BANK: 12.10%
  48,725,000   FHLB                                                                           5.80    09/02/2008         48,725,000
 150,000,000   FHLB                                                                           2.58    09/03/2008        150,000,000
  35,000,000   FHLB+/-                                                                        2.66    09/19/2008         35,003,926
  20,000,000   FHLB                                                                           4.25    09/26/2008         20,021,716
  74,895,000   FHLB                                                                           4.50    09/26/2008         74,989,076
 200,000,000   FHLB+/-                                                                        2.63    10/10/2008        199,992,028
 100,000,000   FHLB                                                                           4.50    10/14/2008        100,210,656
 200,000,000   FHLB                                                                           2.26    10/17/2008        200,000,000
 300,000,000   FHLB                                                                           4.50    10/28/2008        301,175,247
 150,000,000   FHLB+/-                                                                        2.53    12/11/2008        149,986,066

                   36 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2008 (Unaudited)

GOVERNMENT MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
-------------- ------------------------------------------------------------------------   --------   -----------   ----------------
FEDERAL HOME LOAN BANK: (continued)
$  100,000,000 FHLB                                                                           2.22%   01/02/2009   $     99,996,482
    10,540,000 FHLB                                                                           2.25    01/07/2009         10,540,000
   250,000,000 FHLB+/-                                                                        2.49    01/28/2009        250,000,000
   200,000,000 FHLB+/-                                                                        2.68    02/11/2009        200,000,000
   100,000,000 FHLB+/-                                                                        2.69    02/18/2009        100,000,000
   300,000,000 FHLB+/-                                                                        2.25    03/27/2009        300,000,000
   250,000,000 FHLB+/-                                                                        2.59    06/29/2009        249,940,478
   250,000,000 FHLB+/-                                                                        2.62    07/10/2009        250,000,000
   250,000,000 FHLB+/-                                                                        2.61    07/14/2009        250,000,000
   100,000,000 FHLB+/-                                                                        2.61    07/14/2009        100,000,000
   100,000,000 FHLB+/-                                                                        2.65    08/05/2009         99,947,120
   250,000,000 FHLB+/-                                                                        2.66    08/07/2009        249,931,953
   100,000,000 FHLB+/-                                                                        2.39    12/28/2009         99,939,706
   100,000,000 FHLB+/-                                                                        2.77    02/19/2010         99,950,027
                                                                                                                      3,640,349,481
                                                                                                                     --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 4.21%
   115,450,000 FHLMC                                                                          3.63    09/15/2008        115,504,385
   288,479,000 FHLMC                                                                          5.00    09/16/2008        288,754,925
    35,100,000 FHLMC                                                                          5.13    10/15/2008         35,204,318
   275,272,000 FHLMC                                                                          4.63    12/19/2008        277,217,454
   300,000,000 FHLMC+/-                                                                       2.44    09/18/2009        300,000,000
   250,000,000 FHLMC+/-                                                                       2.40    09/28/2009        249,933,623
                                                                                                                      1,266,614,705
                                                                                                                     --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 4.40%
    61,518,000 FNMA                                                                           5.13    09/02/2008         61,518,000
    72,228,000 FNMA                                                                           5.00    09/15/2008         72,295,637
   310,971,000 FNMA                                                                           4.50    10/15/2008        311,675,406
    63,709,000 FNMA                                                                           3.88    11/17/2008         63,920,906
   114,368,000 FNMA                                                                           3.38    12/15/2008        114,722,539
   250,000,000 FNMA+/-                                                                        2.64    12/26/2008        249,965,704
   250,000,000 FNMA+/-                                                                        2.23    09/03/2009        250,000,000
   200,000,000 FNMA+/-                                                                        2.21    10/07/2009        199,956,208
                                                                                                                      1,324,054,400
                                                                                                                     --------------
TOTAL AGENCY NOTES - INTEREST BEARING (COST $8,623,138,412)                                                           8,623,138,412
                                                                                                                     ==============
REPURCHASE AGREEMENTS: 42.85%
$2,000,000,000 BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
                  (MATURITY VALUE $2,000,473,333)                                             2.13    09/02/2008      2,000,000,000
   100,000,000 BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $100,023,556)                                    2.12    09/02/2008        100,000,000
 1,000,000,000 BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $1,000,250,000)                                  2.25    09/15/2008      1,000,000,000
 1,750,000,000 BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $1,750,416,111)                                  2.14    09/02/2008      1,750,000,000
 1,000,000,000 CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $1,000,237,778)                       2.14    09/02/2008      1,000,000,000
 2,750,000,000 DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $2,750,653,889)                                  2.14    09/02/2008      2,750,000,000
    50,000,000 GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $50,011,667)                                     2.10    09/02/2008         50,000,000
 1,500,000,000 GREENWICH CAPITAL MARKET INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $1,500,355,000)                       2.13    09/02/2008      1,500,000,000

                   Wells Fargo Advantage Money Market Funds 37


              Portfolio of Investments--August 31, 2008 (Unaudited)

GOVERNMENT MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
-------------- ------------------------------------------------------------------------   --------   -----------   ----------------
$1,000,000,000 HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
                  (MATURITY VALUE $1,000,236,667)                                             2.13%   09/02/2008   $  1,000,000,000
 1,250,000,000 JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
                  (MATURITY VALUE $1,250,295,833)                                             2.13    09/02/2008      1,250,000,000
   344,920,000 JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
                  (MATURITY VALUE $344,992,816)                                               1.90    09/02/2008        344,920,000
   100,000,000 LEHMAN BROTHERS INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $100,023,333)                                    2.10    09/02/2008        100,000,000
    50,000,000 MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $50,011,667)                                     2.10    09/02/2008         50,000,000
TOTAL REPURCHASE AGREEMENTS (COST $12,894,920,000)                                                                   12,894,920,000
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $30,067,431,538)*                                                                   99.92%                $ 30,067,431,538
OTHER ASSETS AND LIABILITIES, NET                                                             0.08                       23,428,022
                                                                                            ------                 ----------------
TOTAL NET ASSETS                                                                            100.00%                $ 30,090,859,560
                                                                                            ======                 ================

----------
##   Zero coupon bond. Interest rate presented is yield to maturity.

+/-  Variable rate investments.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   38 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2008 (Unaudited)

MINNESOTA MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
MUNICIPAL BONDS & NOTES: 96.09%
MINNESOTA: 96.09%
$  1,915,000   ABN AMRO MUNITOPS CFFS TRUST 2007-7 MINNESOTA
                  (PROPERTY TAX REVENUE, MBIA INSURED)ss +/-                                   2.24%   02/01/2015   $      1,915,000
     420,000   ARDEN HILLS MN HOUSING & HEALTHCARE FACILITIES PRESBYTERIAN HOMES
                  SERIES A UNITED STATES BANK INSURED (HCFR, US BANK NA LOC)ss +/-             2.48    09/01/2029            420,000
     600,000   ARDEN HILLS MN PRESBYTERIAN HOMES SERIES B (HCFR, US BANK NA
                  LOC)ss +/-                                                                   2.48    09/01/2029            600,000
     250,000   BLOOMINGTON MN BRISTOL VILLAGE (HOUSING REVENUE, FNMA INSURED)ss +/-            2.00    11/15/2032            250,000
     305,000   BLOOMINGTON MN HOUSING & RDA MASONIC HOME CLUSTER (HOUSING REVENUE,
                  US BANK NA LOC)ss +/-                                                        2.00    08/01/2025            305,000
     100,000   BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA INSURED)ss +/-             2.00    07/15/2030            100,000
     200,000   BURNSVILLE MN BRIDGEWAY APARTMENTS PROJECT (HOUSING REVENUE, FNMA
                  INSURED)ss +/-                                                               2.00    10/15/2033            200,000
   1,225,000   BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MFHR, FHLMC
                  INSURED)ss +/-                                                               2.00    01/01/2035          1,225,000
   3,030,000   CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HCFR, BANK OF NEW YORK
                  LOC)ss +/-                                                                   2.45    11/01/2035          3,030,000
     955,000   COON RAPIDS MN DRAKE APARTMENTS PROJECT A (OTHER REVENUE, FNMA
                  INSURED)ss +/-                                                               2.04    06/15/2038            955,000
   1,400,000   CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT (MFHR LOC, FHLB
                  INSURED)ss +/-                                                               2.00    05/01/2027          1,400,000
     335,000   DAKOTA COUNTY MN CDA BRENTWOOD HILLS APARTMENTS PROJECT SERIES B
                  (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)ss +/-                        2.15    09/01/2038            335,000
   3,480,000   DAKOTA COUNTY MN CDA CATHOLIC FINANCE CORPORATION
                  (ECONOMIC DEVELOPMENT REVENUE, US BANK NA LOC)ss +/-                         1.70    01/01/2012          3,480,000
   4,600,000   DAKOTA COUNTY MN RDA (OTHER REVENUE, MERRILL LYNCH CAPITAL SERVICES
                  LOC)ss +/-                                                                   2.08    06/01/2029          4,600,000
   3,020,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-489 (OTHER REVENUE, AMBAC
                  INSURED)ss +/-                                                               1.92    01/01/2030          3,020,000
   3,080,000   EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED)ss +/-                           2.00    12/01/2029          3,080,000
   1,800,000   ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES 183
                  (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)ss +/-                        1.96    02/01/2021          1,800,000
     815,000   HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS PROJECT
                  (MFHR, LASALLE NATIONAL BANK NA LOC)ss +/-                                   2.10    04/15/2035            815,000
   1,245,000   MAHTOMEDI MN BRIARCLIFF MANOR APARTMENTS SERIES A (OTHER REVENUE, FNMA
                  INSURED)ss +/-                                                               2.04    06/15/2038          1,245,000
   1,115,000   MANKATO MN SERIES E (PROPERTY TAX REVENUE, US BANK NA LOC)ss +/-                1.90    02/01/2018          1,115,000
   1,110,000   MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT (HOUSING REVENUE
                  LOC)ss +/-                                                                   2.00    03/01/2029          1,110,000
     685,000   MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY PROJECT
                  (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss +/-                               1.90    10/01/2031            685,000
   1,225,000   MINNEAPOLIS & SAINT PAUL MN HOUSING & RDA HEALTH CARE FACILITIES
                  SERIES A (HEALTHCARE FACILITIES REVENUE, FIRST SECURITY
                  BANK LOC)ss +/-                                                              2.60    08/15/2034          1,225,000
   7,410,000   MINNEAPOLIS & SAINT PAUL MN METROPOLITAN AIRPORTS COMMISSION SERIES
                  SGA121 (AIRPORT REVENUE, FGIC INSURED)ss +/-                                 1.85    01/01/2031          7,410,000
   3,170,000   MINNEAPOLIS MN DRIFTWOOD APARTMENTS PROJECT A
                  (HOUSING REVENUE, US BANK NA LOC)ss +/-                                      2.10    10/01/2024          3,170,000
   4,400,000   MINNEAPOLIS MN GATEWAY REAL ESTATE (HOUSING REVENUE, US BANK NA
                  LOC)ss +/-                                                                   2.05    10/01/2032          4,400,000
     500,000   MINNEAPOLIS MN HOUSING DEVELOPMENT SYMPHONY PLACE PROJECT
                  (HOUSING REVENUE, FNMA INSURED)ss +/-                                        1.98    12/01/2014            500,000
   1,115,000   MINNEAPOLIS MN SECOND STREET ACQUISITION SERIES A (HOUSING REVENUE,
                  LASALLE NATIONAL BANK NA LOC)ss +/-                                          1.99    01/01/2033          1,115,000
   1,720,000   MINNEAPOLIS ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS CLINICS
                   SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)ss +/-                     2.60    08/15/2037          1,720,000
   5,235,000   MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH CARE FACILITY
                  ESSENTIAL C4 (HCFR, GUARANTEE AGREEMENT)ss +/-                               2.60    02/15/2030          5,235,000
   4,090,000   MINNESOTA PUBLIC FACILITIES AUTHORITY WATER MERLOTS SERIES 2003-B06 (PCR
                  LOC)ss +/-                                                                   1.92    03/01/2021          4,090,000
   7,500,000   MINNESOTA RURAL WATER FINANCE AUTHORITY PUBLIC PROJECTS
                  CONSTRUCTION NOTES (WATER REVENUE)                                           2.75    06/01/2009          7,538,416
   1,900,000   MINNESOTA STATE (PROPERTY TAX REVENUE)ss +/-                                    1.79    08/01/2024          1,900,000
   4,000,000   MINNESOTA STATE (PROPERTY TAX REVENUE, JP MORGAN CHASE BANK
                  LOC)ss +/-                                                                   1.87    06/01/2016          4,000,000
   2,300,000   MINNESOTA STATE CLASS A (TAX REVENUE, CITIBANK NA LOC)ss +/-                    1.88    10/01/2019          2,300,000
     305,000   MINNESOTA STATE HEFAR HAMLINE UNIVERSITY SERIES 6E1
                  (COLLEGE & UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK
                  LOC)ss +/-                                                                   1.86    10/01/2016            305,000
   1,700,000   MINNESOTA STATE HEFAR OLAF COLLEGE FIVE M2 (COLLEGE & UNIVERSITY
                  REVENUE, HARRIS TRUST SAVINGS BANK LOC)ss +/-                                2.45    10/01/2020          1,700,000
     965,000   MINNESOTA STATE HEFAR SCHOLASTICA SERIES 6A
                  (HOUSING REVENUE, MARSHALL & ISLEY BANK LOC)ss +/-                           2.45    12/01/2034            965,000

                   Wells Fargo Advantage Money Market Funds 39


              Portfolio of Investments--August 31, 2008 (Unaudited)

MINNESOTA MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
MINNESOTA (continued)
$  2,300,000   MINNESOTA STATE HEFAR ST. OLAF COLLEGE SERIES 5H HARRIS
                  TRUST & SAVINGS BANK INSURED (COLLEGE & UNIVERSITY REVENUE
                  LOC)ss +/-                                                                   2.45%   10/01/2030   $      2,300,000
     850,000   MINNESOTA STATE HEFAR TRUSTEES HAMLINE UNIVERSITY SERIES 6E3
                  (COLLEGE & UNIVERSITY REVENUE, HARRIS TRUST SAVINGS
                  BANK LOC)ss +/-                                                              1.86    10/01/2016            850,000
     200,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES 1
                  (HOUSING REVENUE, LLOYDS BANK LOC)ss +/-                                     1.91    01/01/2036            200,000
   4,000,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES C (HOUSING REVENUE,
                  FHLB INSURED)ss +/-                                                          1.91    07/01/2048          4,000,000
   1,610,000   MINNESOTA STATE HFA SERIES 1552 (HOUSING REVENUE, GO OF
                  AUTHORITY)ss +/-                                                             2.02    01/01/2010          1,610,000
     100,000   MINNESOTA STATE OLAF COLLEGE SERIES 5-M1 (COLLEGE AND UNIVERSITY
                  REVENUE, HARRIS TRUST SAVINGS BANK LOC)ss +/-                                2.45    10/01/2032            100,000
   6,185,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 40
               (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-                 1.85    10/01/2021          6,185,000
   2,860,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5C
               (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-                 1.85    04/01/2025          2,860,000
   2,845,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L
               (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-                 1.85    04/01/2027          2,845,000
   3,745,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H
               (OTHER REVENUE, BANK OF NEW YORK LOC)ss +/-                                     1.84    10/01/2032          3,745,000
   1,700,000   MINNETONKA MN (HOUSING REVENUE, FNMA INSURED)ss +/-                             2.00    05/15/2034          1,700,000
   3,075,000   MONTROSE MN LYMAN LUMBER COMPANY PROJECT (IDR, US BANK NA LOC)ss +/-            2.65    05/01/2026          3,075,000
   3,120,000   NEW BRIGHTON MN MFHR GOLDEN POND HOUSING PROJECT (MFHR LOC)ss +/-               2.10    07/15/2032          3,120,000
   1,600,000   NEW LONDON SPICER MN INDEPENDENT SCHOOL DISTRICT #345 (PROPERTY TAX
                  REVENUE)                                                                     4.25    09/23/2008          1,600,465
     500,000   OAKDALE MN COTTAGE HOMESTEADS OF ASPEN (HOUSING REVENUE, FHLMC
                  INSURED)ss +/-                                                               2.10    06/01/2045            500,000
     740,000   PLYMOUTH MN DAILY PRINTING INCORPORATED PROJECT (IDR, US BANK NA
                  LOC)ss +/-                                                                   2.15    10/01/2010            740,000
   1,500,000   PLYMOUTH MN THE LAKES APARTMENTS PROJECT (HOUSING REVENUE, FHLMC
                  INSURED)ss +/-                                                               2.04    08/01/2034          1,500,000
   8,170,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4208 (WATER
                  REVENUE)ss +/-                                                               1.85    03/01/2027          8,170,000
   5,085,000   RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY APARTMENTS
               LP SERIES A (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)ss +/-               1.94    10/01/2038          5,085,000
   3,250,000   ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN COLLEGE
                  PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)ss +/-                           2.48    11/01/2022          3,250,000
   1,420,000   SAINT PAUL MN HOUSING & RDA HAMPDEN SQUARE APARTMENTS SERIES A
               (HOUSING REVENUE, FNMA INSURED)ss +/-                                           2.04    06/01/2032          1,420,000
   7,615,000   SCA TAX-EXEMPT TRUST PT 2523 BURNVILLE MN (HOUSING REVENUE
                  LOC)ss +/-                                                                   2.77    01/01/2030          7,615,000
   3,040,000   SOUTHERN MN MUNICIPAL POWER AGENCY (OTHER REVENUE, MBIA
                  INSURED)ss +/-                                                               1.91    01/01/2027          3,040,000
     500,000   SPRING LAKE PARK MN SENIOR HOUSING OAK CREST APARTMENTS PROJECT
                  (HOUSING REVENUE, US BANK NALOC)ss +/-                                       2.00    02/15/2033            500,000
   4,000,000   ST. ANTHONY MN LANDINGS SILVER LAKE SERIES A (MFHR, LASALLE NATIONAL
                  BANK NA LOC)ss +/-                                                           1.94    10/01/2037          4,000,000
     305,000   ST. LOUIS PARK MN CATHOLIC FINANCE CORPORATION
                  (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-            1.85    10/01/2025            305,000
   4,700,000   ST. LOUIS PARK MN INDEPENDENT SCHOOL DISTRICT #283 SERIES A
                  (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)               2.50    04/06/2009          4,713,491
     370,000   ST. LOUIS PARK MN MFHR PARKSHORE PROJECT (HOUSING REVENUE, FNMA
                  INSURED)ss +/-                                                               2.00    08/01/2034            370,000
   4,815,000   ST. LOUIS PARK MN NEWPORT ON SEVEN APARTMENTS PROJECT (MFHR, FNMA
                  INSURED)ss +/-                                                               2.10    09/15/2031          4,815,000
   2,005,000   ST. PAUL & RAMSEY COUNTY MN HOUSING & RDA ST. PAUL LEASED HOUSING
                  ASSOCIATION (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)ss +/-            1.94    09/01/2035          2,005,000
     300,000   ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES D
                  (IDR, DEXIA CREDIT LOCAL DE FRANCE LOC)ss +/-                                2.05    03/01/2013            300,000
     580,000   ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES I (IDR, DEXIA CREDIT
                  LOCAL DE FRANCE LOC)ss +/-                                                   2.05    06/01/2015            580,000
   3,235,000   ST. PAUL MN HOUSING & RDA DISTRICT HEATING REVENUE SERIES A (WATER
                  REVENUE LOC)ss +/-                                                           1.85    12/01/2012          3,235,000
   2,155,000   ST. PAUL MN HOUSING & RDA DISTRICT SERIES E
                  (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss +/-                      1.99    12/01/2019          2,155,000
   1,185,000   ST. PAUL MN HOUSING & RDA KENDRICK APARTMENTS PROJECTS (HOUSING REVENUE,
                  US BANK NA LOC)ss +/-                                                        2.10    01/01/2027          1,185,000
     925,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE,
                  ALLIED IRISH BANK PLC LOC)ss +/-                                             2.45    10/01/2025            925,000
   1,720,000   ST. PAUL MN PORT AUTHORITY AMHERST H WILDER FOUNDATION SERIES 06-3
                  (RECREATIONAL FACILITIES REVENUE, BANK OF NEW YORK LOC)ss +/-                2.45    04/01/2036          1,720,000

                   40 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2008 (Unaudited)

MINNESOTA MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
MINNESOTA (continued)
$  1,820,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES M (OTHER REVENUE,
                  DEXIA CREDIT LOCAL DE FRANCE LOC)ss +/-                                     2.48%   03/01/2021   $      1,820,000
      70,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES O (OTHER REVENUE,
                  DEXIA CREDIT LOCAL DE FRANCE LOC)ss +/-                                     2.48    03/01/2012             70,000
   2,315,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES R (OTHER REVENUE,
                  DEXIA CREDIT LOCAL DE FRANCE LOC)ss +/-                                     2.65    03/01/2022          2,315,000
     595,000   ST. PAUL MN PORT AUTHORITY DISTRICT HEATING REVENUE SERIES J (OTHER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss +/-                            1.85    12/01/2025            595,000
     450,000   ST. PAUL MN PORT AUTHORITY HARRIS CONTRACTING COMPANY PROJECT SERIES A
                  (IDR, US BANK NA LOC)ss +/-                                                 2.15    05/01/2016            450,000
     520,000   ST. PAUL MN PORT AUTHORITY IDEAL PRINTERS INCORPORATED SERIES A
                  (IDR)ss +/-                                                                 2.05    04/01/2019            520,000
   4,500,000   ST. PAUL MN PORT AUTHORITY SERIES 2005-4 SERIES I
                  (ELECTRIC REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss +/-                  2.05    12/01/2025          4,500,000
     605,000   ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE, ALLIED IRISH
                  BANK PLC LOC)ss +/-                                                         2.45    05/01/2025            605,000
     705,000   STEWARTVILLE MN HALCON CORPORATION PROJECT (IDR, US BANK NA
                  LOC)ss +/-                                                                  2.15    03/01/2018            705,000
     400,000   UNIVERSITY OF MINNESOTA SERIES C (COLLEGE & UNIVERSITY REVENUE, GO OF
                  UNIVERSITY)ss +/-                                                           1.93    12/01/2036            400,000
     900,000   WAYZATA MN INDEPENDENT SCHOOL DISTRICT #284 SERIES A
                  (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)              4.50    02/01/2009            908,777
     700,000   WINONA MN PORT AUTHORITY BAY STREET MILLING COMPANY PROJECT SERIES A
                  (IDR, HARRIS TRUST SAVINGS BANK LOC)ss +/-                                  2.10    06/01/2011            700,000
                                                                                                                        185,166,149
                                                                                                                   ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $185,166,149)                                                                       185,166,149
                                                                                                                   ----------------
COMMERCIAL PAPER: 3.63%
   1,500,000   ROCHESTER MN HEALTH CARE                                                       1.55    09/08/2008          1,500,000
   1,500,000   ROCHESTER MN HEALTH CARE                                                       1.65    10/09/2008          1,500,000
   4,000,000   ROCHESTER MN HEALTH CARE                                                       1.55    11/10/2008          4,000,000
TOTAL COMMERCIAL PAPER (COST $7,000,000)                                                                                  7,000,000
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $192,166,149)*                                                                       99.72%               $    192,166,149
OTHER ASSETS AND LIABILITIES, NET                                                              0.28                         546,768
                                                                                             ------                ----------------
TOTAL NET ASSETS                                                                             100.00%               $    192,712,917
                                                                                             ======                ================

----------
ss These securities are subject to a demand feature which reduces the effective maturity.

+/-    Variable rate investments.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 41


             Portfolio of Investments--August 31, 2008 (Unaudited)

MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
AGENCY NOTES - INTEREST BEARING: 0.84%
$ 52,000,000   FHLB+/-                                                                        2.49%   01/28/2009   $     52,000,000
  54,000,000   FHLB+/-                                                                        2.49    01/30/2009         54,000,000
TOTAL AGENCY NOTES - INTEREST BEARING (COST $106,000,000)                                                               106,000,000
                                                                                                                   ----------------
CERTIFICATES OF DEPOSIT: 5.95%
 114,000,000   ABN AMRO BANK NV (LONDON)+/-                                                   2.85    09/10/2008        114,000,000
  26,000,000   ABN AMRO BANK NV (NEW YORK)+/-                                                 3.01    10/24/2008         26,010,536
  56,000,000   ALLIED IRISH BANKS (NEW YORK)+/-                                               2.86    09/09/2008         56,000,000
 221,000,000   BANK OF SCOTLAND PLC (NEW YORK)+/-                                             3.22    08/14/2009        221,000,000
  67,000,000   BNP PARIBAS (NEW YORK)+/-                                                      3.12    02/20/2009         67,000,000
   5,000,000   CALYON (NEW YORK)+/-                                                           2.70    09/04/2008          5,000,008
  78,000,000   FORTIS BANK (NEW YORK)+/-                                                      2.80    10/17/2008         78,000,000
  63,000,000   NATIXIS (NEW YORK)+/-                                                          2.92    12/01/2008         63,000,000
  44,000,000   NATIXIS (NEW YORK)+/- ss                                                       2.99    04/01/2010         44,000,000
  57,250,000   U.S. BANK NATIONAL ASSOCIATION+/-                                              2.86    04/20/2009         57,250,000
  20,000,000   UNICREDITO ITALIANO (NEW YORK)+/-                                              3.00    12/08/2008         20,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $751,260,544)                                                                       751,260,544
                                                                                                                   ----------------
COMMERCIAL PAPER: 31.60%
  33,000,000   ALPINE SECURITIZATION CORPORATION##++                                          2.47    09/25/2008         32,947,924
  34,290,000   AMSTEL FUNDING CORPORATION##++                                                 2.70    09/03/2008         34,287,428
  23,900,000   AMSTEL FUNDING CORPORATION##++                                                 2.73    09/09/2008         23,887,313
  58,000,000   AMSTEL FUNDING CORPORATION##++                                                 2.75    09/12/2008         57,955,694
  64,000,000   AMSTEL FUNDING CORPORATION##++                                                 2.73    09/22/2008         63,902,933
  59,250,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                                         3.04    04/20/2009         58,099,233
  30,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                                         3.41    06/11/2009         29,198,650
  22,000,000   ASB FINANCE LIMITED (LONDON)##++                                               2.75    09/05/2008         21,994,958
  25,400,000   ASB FINANCE LIMITED (LONDON)##++                                               3.01    05/07/2009         24,875,441
   4,250,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++                                  2.49    09/04/2008          4,249,412
   8,415,000   BEAGLE FUNDING LLC##++                                                         2.85    09/15/2008          8,406,340
  30,000,000   BEAGLE FUNDING LLC##++                                                         2.72    09/17/2008         29,966,000
  43,000,000   BELMONT FUNDING LLC##++                                                        2.75    09/04/2008         42,993,431
  15,700,000   BELMONT FUNDING LLC##++                                                        2.75    09/19/2008         15,679,612
  42,000,000   BELMONT FUNDING LLC##++                                                        2.75    09/25/2008         41,926,208
  20,000,000   BRYANT PARK FUNDING LLC##++                                                    2.66    09/03/2008         19,998,522
  33,000,000   BRYANT PARK FUNDING LLC##++                                                    2.75    09/08/2008         32,984,875
  50,000,000   CAFCO LLC##++                                                                  2.67    09/04/2008         49,992,583
  19,000,000   CAFCO LLC##++                                                                  2.72    09/09/2008         18,989,951
  34,000,000   CAFCO LLC##++                                                                  2.77    09/15/2008         33,965,991
  14,250,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE##++                    2.97    10/21/2008         14,192,394
  40,000,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE##++                    2.97    10/24/2008         39,828,400
  71,700,000   CANCARA ASSET SECURITIZATION LLC##++                                           2.54    09/10/2008         71,659,529
  11,400,000   CANCARA ASSET SECURITIZATION LLC##++                                           2.54    09/15/2008         11,389,544
 101,700,000   CANCARA ASSET SECURITIZATION LLC##++                                           2.54    09/18/2008        101,585,192
  14,671,000   CANCARA ASSET SECURITIZATION LLC##++                                           2.56    09/24/2008         14,648,048
  16,000,000   CHARIOT FUNDING LLC##++                                                        2.35    09/05/2008         15,996,867
  20,000,000   CHARTA LLC##++                                                                 2.50    09/02/2008         20,000,000
  40,000,000   CHARTA LLC##++                                                                 2.60    09/02/2008         40,000,000
 100,000,000   CHARTA LLC##++                                                                 2.62    09/17/2008         99,890,833
   6,000,000   CIESCO LLC##++                                                                 2.68    09/03/2008          5,999,553
  10,000,000   CIESCO LLC##++                                                                 2.80    09/18/2008          9,987,556
  15,300,000   CITIBANK CREDIT CARD ISSUE TRUST##++                                           2.49    09/11/2008         15,290,476
  50,000,000   CITIBANK CREDIT CARD ISSUE TRUST##++                                           2.80    09/12/2008         49,961,111
  15,000,000   CITIBANK OMNI MASTER TRUST##++                                                 2.67    09/03/2008         14,998,888
  10,000,000   CITIBANK OMNI MASTER TRUST##++                                                 2.95    09/10/2008          9,993,444

                   42 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2008 (Unaudited)

MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
COMMERCIAL PAPER (continued)
$ 55,000,000   CITIBANK OMNI MASTER TRUST##++                                                 2.75%   09/19/2008   $     54,928,576
  16,732,000   CITIBANK OMNI MASTER TRUST##++                                                 2.98    10/23/2008         16,661,363
 106,000,000   CLIPPER RECEIVABLES COMPANY LLC##++                                            2.57    09/02/2008        106,000,000
  97,900,000   CLIPPER RECEIVABLES COMPANY LLC##++                                            2.57    09/03/2008         97,893,011
  21,000,000   CLIPPER RECEIVABLES COMPANY LLC##++                                            2.55    09/04/2008         20,997,025
  47,400,000   EBBETS FUNDING LLC##++                                                         2.70    09/04/2008         47,392,890
  11,100,000   EBBETS FUNDING LLC##++                                                         2.75    09/08/2008         11,094,913
  42,000,000   EBBETS FUNDING LLC##++                                                         2.70    09/15/2008         41,959,050
  40,000,000   EBBETS FUNDING LLC##++                                                         2.70    09/18/2008         39,952,000
  73,000,000   ELYSIAN FUNDING LLC##++                                                        2.60    09/05/2008         72,984,183
  26,000,000   ENTERPRISE FUNDING LLC##++                                                     2.49    09/08/2008         25,989,210
  23,900,000   ERASMUS CAPITAL CORPORATION##++                                                2.60    09/09/2008         23,887,917
  12,200,000   ERASMUS CAPITAL CORPORATION##++                                                2.60    09/15/2008         12,188,546
  36,650,000   EUREKA SECURITIZATION##++                                                      2.62    09/12/2008         36,623,327
   1,300,000   FAIRWAY FINANCE CORPORATION##++                                                2.53    09/11/2008          1,299,178
  15,000,000   FAIRWAY FINANCE CORPORATION##++                                                2.51    09/18/2008         14,983,267
  50,000,000   FALCON ASSET SECURITIES COMPANY LLC##++                                        2.48    09/11/2008         49,969,000
  53,000,000   FORTIS FUNDING LLC##++                                                         2.52    09/12/2008         52,962,900
  71,000,000   FORTIS FUNDING LLC##++                                                         2.67    10/07/2008         70,816,041
  24,000,000   FOXBORO FUNDING LIMITED+/-(i)                                                  3.36    02/06/2009         24,000,000
  94,000,000   GALLEON CAPITAL LLC##++                                                        2.60    09/02/2008         94,000,000
  52,600,000   GALLEON CAPITAL LLC##++                                                        2.60    09/03/2008         52,596,201
  61,600,000   GALLEON CAPITAL LLC##++                                                        2.57    09/04/2008         61,591,205
  43,000,000   GALLEON CAPITAL LLC##++                                                        2.58    09/05/2008         42,990,755
  38,000,000   GEMINI SECURITIZATION CORPORATION LLC##++                                      2.68    09/02/2008         38,000,000
  12,000,000   GEMINI SECURITIZATION CORPORATION LLC##++                                      2.57    09/03/2008         11,999,143
   5,000,000   GEMINI SECURITIZATION CORPORATION LLC##++                                      2.70    09/04/2008          4,999,250
   6,000,000   GEMINI SECURITIZATION CORPORATION LLC##++                                      2.70    09/05/2008          5,998,650
  10,000,000   GEMINI SECURITIZATION CORPORATION LLC##++                                      2.79    12/02/2008          9,929,475
  19,000,000   GOVCO LLC##++                                                                  2.72    11/17/2008         18,890,898
  16,000,000   GRAMPIAN FUNDING LLC##++                                                       2.55    09/24/2008         15,975,067
  21,000,000   IRISH LIFE & PERMANENT##++                                                     2.54    09/05/2008         20,995,555
  10,000,000   IRISH LIFE & PERMANENT##++                                                     2.75    09/17/2008          9,988,542
   2,059,000   IRISH LIFE & PERMANENT##++                                                     2.85    09/22/2008          2,055,740
   6,300,000   IRISH LIFE & PERMANENT##++                                                     2.76    09/30/2008          6,286,476
  69,500,000   KBC FINANCE PRODUCTION INTERNATIONAL LIMITED##++                               2.72    09/17/2008         69,421,233
  28,000,000   KITTY HAWK FUNDING CORPORATION##++                                             2.62    09/18/2008         27,967,396
  52,000,000   LIBERTY STREET FUNDING LLC##++                                                 2.62    09/02/2008         52,000,000
  14,800,000   LIBERTY STREET FUNDING LLC##++                                                 2.58    09/09/2008         14,792,575
  15,000,000   LIBERTY STREET FUNDING LLC##++                                                 2.59    09/15/2008         14,985,971
  58,000,000   MAZARIN FUNDING CORPORATION##++                                                2.60    09/02/2008         58,000,000
  53,000,000   MAZARIN FUNDING CORPORATION##++                                                2.62    09/09/2008         52,972,999
   9,500,000   METLIFE SHORT TERM FUNDING LLC##++                                             2.56    09/15/2008          9,491,218
  25,000,000   METLIFE SHORT TERM FUNDING LLC##++                                             2.65    10/01/2008         24,946,632
  14,000,000   METLIFE SHORT TERM FUNDING LLC##++                                             2.93    12/09/2008         13,888,334
  22,223,000   MONT BLANC CAPITAL CORPORATION##++                                             2.50    09/03/2008         22,221,457
  20,000,000   MONT BLANC CAPITAL CORPORATION##++                                             2.62    09/04/2008         19,997,089
  20,100,000   MONT BLANC CAPITAL CORPORATION##++                                             2.59    09/18/2008         20,076,863
  40,000,000   MONT BLANC CAPITAL CORPORATION##++                                             2.58    09/19/2008         39,951,267
  53,000,000   NATIONWIDE BUILDING SOCIETY##++                                                2.40    09/04/2008         52,992,933
  21,000,000   NATIONWIDE BUILDING SOCIETY##++                                                2.38    09/05/2008         20,995,835
  89,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++                                    2.60    09/02/2008         89,000,000
  28,000,000   OLD LINE FUNDING LLC##++                                                       2.50    09/12/2008         27,980,556
  20,000,000   PARK AVENUE RECEIVABLES##++                                                    2.48    09/05/2008         19,995,867
  18,000,000   PICAROS FUNDING LLC##++                                                        2.54    09/04/2008         17,997,460

                   Wells Fargo Advantage Money Market Funds 43


             Portfolio of Investments--August 31, 2008 (Unaudited)

MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
COMMERCIAL PAPER (continued)
$ 18,900,000   PICAROS FUNDING LLC##++                                                        2.53%   09/15/2008   $     18,882,733
  76,850,000   RANGER FUNDING COMPANY LLC##++                                                 2.60    09/09/2008         76,811,148
  23,000,000   REGENCY MARKETS # 1 LLC##++                                                    2.50    09/05/2008         22,995,208
  32,700,000   REGENCY MARKETS # 1 LLC##++                                                    2.59    09/11/2008         32,678,827
  30,130,000   REGENCY MARKETS # 1 LLC##++                                                    2.59    09/15/2008         30,101,820
   6,800,000   SALISBURY RECEIVABLES COMPANY##++                                              2.47    09/04/2008          6,799,067
  10,000,000   SALISBURY RECEIVABLES COMPANY##++                                              2.52    09/04/2008          9,998,600
  11,000,000   SALISBURY RECEIVABLES COMPANY##++                                              2.52    09/26/2008         10,981,520
  32,000,000   SCALDIS CAPITAL LLC##++                                                        2.58    09/02/2008         32,000,000
  15,000,000   SCALDIS CAPITAL LLC##++                                                        2.82    09/12/2008         14,988,250
  33,000,000   SCALDIS CAPITAL LLC##++                                                        2.59    09/22/2008         32,952,517
  40,000,000   SOCIETE GENERALE NORTH AMERICA##                                               2.91    10/15/2008         39,860,967
  17,000,000   SOLITAIRE FUNDING LLC##++                                                      2.55    09/02/2008         17,000,000
  25,000,000   SOLITAIRE FUNDING LLC##++                                                      2.52    09/26/2008         24,958,000
  53,000,000   STARBIRD FUNDING CORPORATION##++                                               2.70    09/25/2008         52,908,575
  25,000,000   STARBIRD FUNDING CORPORATION##++                                               2.80    10/03/2008         24,939,722
   8,000,000   SURREY FUNDING CORPORATION##++                                                 2.63    09/09/2008          7,995,909
  20,000,000   SURREY FUNDING CORPORATION##++                                                 2.65    09/11/2008         19,986,750
   6,300,000   SURREY FUNDING CORPORATION##++                                                 2.64    09/12/2008          6,295,380
  14,100,000   SURREY FUNDING CORPORATION##++                                                 2.65    09/19/2008         14,082,355
   2,000,000   SWEDBANK AB##                                                                  2.81    09/08/2008          1,999,065
  30,000,000   SWEDBANK AB##                                                                  2.95    09/11/2008         29,977,875
  50,000,000   SWEDBANK AB##                                                                  2.96    11/25/2008         49,654,667
  20,000,000   SWEDBANK AB##                                                                  3.00    11/26/2008         19,858,333
  22,216,000   THAMES ASSET GLOBAL SECURITIZATION##++                                         2.83    09/08/2008         22,205,522
  21,000,000   THAMES ASSET GLOBAL SECURITIZATION##++                                         2.57    09/09/2008         20,989,506
  43,600,000   THAMES ASSET GLOBAL SECURITIZATION##++                                         2.55    09/10/2008         43,575,293
  34,488,000   THAMES ASSET GLOBAL SECURITIZATION##++                                         2.55    09/15/2008         34,456,242
  18,000,000   TULIP FUNDING CORPORATION##++                                                  2.40    09/05/2008         17,996,400
  20,000,000   UNICREDITO ITALIANO BANK OF IRELAND##++                                        2.93    11/25/2008         19,863,267
  85,000,000   VERSAILLES CDS LLC##++                                                         2.55    09/05/2008         84,981,937
  84,000,000   VICTORIA FINANCE LLC+/-(a)####(i)++                                            4.82    01/16/2009         67,200,000
  10,000,000   WINDMILL FUNDING CORPORATION##++                                               2.50    09/02/2008         10,000,000
TOTAL COMMERCIAL PAPER (COST $4,007,054,417)                                                                          3,990,254,828
                                                                                                                   ----------------
CORPORATE BONDS & NOTES: 7.21%
  76,000,000   ALLIED IRISH BANKS PLC+/-++                                                    2.47    11/18/2008         76,000,000
  98,000,000   BES FINANCE LIMITED+/-++                                                       2.52    03/02/2009         98,000,000
 124,000,000   DNB NOR BANK ASA+/-++                                                          2.48    03/25/2009        124,000,000
 152,000,000   FLORIDA HURRICANE CATASTROPHE+/-                                               2.69    12/12/2008        152,000,263
 103,000,000   INTESA BANK (IRELAND) PLC+/-++                                                 2.49    03/25/2009        103,000,000
  83,000,000   IRISH LIFE & PERMANENT PLC+/-++                                                2.50    03/20/2009         83,000,000
  30,060,000   MORGAN STANLEY+/-                                                              2.19    09/15/2008         30,054,171
  45,000,000   NATIONWIDE BUILDING SOCIETY+/-++                                               2.52    01/06/2009         45,000,000
 199,000,000   WACHOVIA BANK NA+/-                                                            3.00    05/01/2009        199,000,000
TOTAL CORPORATE BONDS & NOTES (COST $910,054,434)                                                                       910,054,434
                                                                                                                   ----------------
EXTENDABLE BONDS: 9.55%
 113,200,000   BANK OF IRELAND+/-++                                                           3.05    09/02/2009        113,200,000
  72,000,000   BASF FINANCE EUROPE NV+/-++                                                    2.80    09/18/2009         72,000,000
 118,000,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE+/-++                   2.77    09/10/2009        118,000,000
  76,250,000   COMMONWEALTH BANK (AUSTRALIA)+/-++                                             2.99    08/03/2009         76,250,000
 132,000,000   DEUTSCHE BANK+/-                                                               3.00    08/04/2009        132,000,000
 130,500,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                        2.48    09/09/2009        130,500,000
  60,000,000   HSBC USA INCORPORATED+/-                                                       3.19    08/14/2009         60,000,000

                   44 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2008 (Unaudited)

MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
EXTENDABLE BONDS (continued)
$ 95,000,000   IBM INTERNATIONAL GROUP CAPITAL+/-++                                           3.03%   09/25/2009   $     95,000,000
 117,000,000   ING USA GLOBAL FUNDING+/-                                                      3.14    09/18/2009        117,000,000
 150,400,000   RABOBANK NEDERLAND+/-++                                                        2.99    09/09/2009        150,400,000
  38,250,000   ROYAL BANK OF CANADA+/-++                                                      2.77    09/15/2009         38,250,000
  69,250,000   SVENSKA HANDELSBANKEN AB+/-++                                                  3.15    08/25/2009         69,250,000
  34,000,000   THE NATURE CONSERVANCY+/-++                                                    3.30    06/01/2009         34,000,000
TOTAL EXTENDABLE BONDS (COST $1,205,850,000)                                                                          1,205,850,000
                                                                                                                   ----------------
MEDIUM TERM NOTES: 6.69%
  98,500,000   BNP PARIBAS+/-                                                                 2.77    09/16/2008         98,500,000
  67,000,000   MERRILL LYNCH & COMPANY+/-                                                     2.61    03/18/2009         67,000,000
 121,500,000   MERRILL LYNCH & COMPANY+/-                                                     2.61    03/24/2009        121,500,000
  53,000,000   MORGAN STANLEY+/-                                                              2.14    10/31/2008         53,000,000
  35,000,000   NORDEA BANK AB+/-++                                                            2.46    09/08/2008         35,000,000
  96,000,000   NORDEA BANK AB+/-++                                                            2.48    09/10/2008         96,000,000
  64,000,000   NORTHERN ROCK PLC+/-++                                                         2.77    10/08/2008         64,000,000
  65,000,000   NORTHERN ROCK PLC+/-++                                                         2.53    10/31/2008         65,000,000
  15,000,000   PREMIUM ASSET TRUST SERIES 04-10+/-++                                          2.55    12/12/2008         15,000,000
  71,000,000   ROYAL BANK OF SCOTLAND GROUP PLC+/-++                                          2.96    09/18/2008         71,000,000
  97,000,000   TOTTA IRELAND PLC+/-++                                                         2.47    09/05/2008         97,000,000
  61,000,000   TOYOTA MOTOR CREDIT CORPORATION+/-                                             2.51    02/03/2009         61,000,000
TOTAL MEDIUM TERM NOTES (COST $844,000,000)                                                                             844,000,000
                                                                                                                   ----------------
MUNICIPAL BONDS & NOTES: 1.56%
  12,000,000   ALACHUA COUNTY FL OAK HAMMOCK UNIVERSITY OF FLORIDA PROJECT SERIES A
                  (HCFR, BNP PARIBAS LOC)+/- ss                                               2.45    10/01/2032         12,000,000
  46,000,000   COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY PROJECT B II
                  (HOUSING REVENUE, FNMA INSURED)+/- ss                                       3.00    05/01/2049         46,000,000
  82,370,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES SERIES B
                  (EDUCATIONAL FACILITIES REVENUE, REGIONS BANK)+/-ss                         2.55    07/01/2033         82,370,000
     120,000   KALAMAZOO MI FUNDING COMPANY LLC SERIES 96C+/-ss                               3.35    12/15/2026            120,000
     125,000   KALAMAZOO MI FUNDING COMPANY LLC SERIES 96D+/-ss                               3.35    12/15/2026            125,000
     145,000   KALAMAZOO MI FUNDING COMPANY LLC SERIES 96E+/-ss                               3.35    12/15/2026            145,000
      60,000   KALAMAZOO MI FUNDING COMPANY LLC SERIES 96G+/-ss                               3.42    12/15/2026             60,000
     225,000   KALAMAZOO MI FUNDING COMPANY LLC SERIES 96I+/-ss                               3.35    12/15/2026            225,000
  22,055,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED, BANK OF
                  AMERICA NA LOC)+/-ss                                                        2.62    11/01/2028         22,053,976
   5,000,000   NEW BRITAIN CONNECTICUT TAXABLE PENSION SERIES C (PROPERTY TAX REVENUE,
               BANK OF AMERICA NA LOC)+/-ss                                                   2.66    02/01/2026          5,000,000
   9,845,000   NEW JERSEY STATE HOUSING & MORTGAGE FINANCE AGENCY TAXABLE SERIES 4
               (HOUSING REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                       2.60    11/01/2037          9,845,000
  12,000,000   NEW YORK STATE HOUSING FINANCE AGENCY TAXABLE 600 WEST 42ND B
                  (OTHER REVENUE, BANK OF NEW YORK LOC)+/-ss                                  2.57    11/01/2041         12,000,000
   7,500,000   OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I (HOUSING REVENUE,
                  GNMA)+/-ss                                                                  2.70    09/01/2039          7,500,000
TOTAL MUNICIPAL BONDS & NOTES (COST $197,443,976)                                                                       197,443,976
                                                                                                                   ----------------
SECURED MASTER NOTE AGREEMENT: 3.67%
$102,877,000   BANK OF AMERICA SECURITIES LLC+/-                                              2.26    09/09/2034        102,877,000
 114,377,000   BANK OF AMERICA SECURITIES LLC                                                 2.26    09/09/2034        114,377,000
   4,790,000   BANK OF AMERICA SECURITIES LLC                                                 2.26    09/09/2034          4,790,000
 241,070,000   CITIGROUP GLOBAL MARKETS INCORPORATED+/-                                       2.25    09/09/2049        241,070,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $463,114,000)                                                                 463,114,000
                                                                                                                   ----------------

                   Wells Fargo Advantage Money Market Funds 45


              Portfolio of Investments--August 31, 2008 (Unaudited)

MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
TIME DEPOSITS: 12.93%
$213,000,000   ALLIED IRISH BANKS PLC                                                         2.15%   09/02/2008   $    213,000,000
 213,000,000   BANCO BILBAO VIZCAYA ARGENTINA SA                                              2.20    09/02/2008        213,000,000
 213,000,000   BANK OF IRELAND                                                                2.23    09/02/2008        213,000,000
 107,000,000   BNP PARIBAS PARIS                                                              2.15    09/02/2008        107,000,000
 213,000,000   DANSKE BANK AS COPENHAGEN                                                      2.15    09/02/2008        213,000,000
 213,000,000   DEXIA CREDIT LOCAL DE FRANCE                                                   2.18    09/02/2008        213,000,000
 248,000,000   KBC BANK NV BRUSSELS                                                           1.88    09/02/2008        248,000,000
 213,000,000   SOCIETE GENERALE PARIS                                                         2.18    09/02/2008        213,000,000
TOTAL TIME DEPOSITS (COST $1,633,000,000)                                                                             1,633,000,000
                                                                                                                   ----------------
REPURCHASE AGREEMENTS: 20.11%
 430,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
                  (MATURITY VALUE $430,101,767)                                               2.13    09/02/2008        430,000,000
 558,856,375   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $558,989,259)                                    2.14    09/02/2008        558,856,375
 132,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $132,032,560)                                    2.22    09/02/2008        132,000,000
 303,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $303,074,067)                         2.20    09/02/2008        303,000,000
 130,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $130,031,489)                                    2.18    09/02/2008        130,000,000
 430,000,000   GREENWICH CAPITAL MARKET INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $430,101,767)                         2.13    09/02/2008        430,000,000
 130,000,000   JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
                  (MATURITY VALUE $130,031,778)                                               2.20    09/02/2008        130,000,000
 266,000,000   LEHMAN BROTHERS COMMERCIAL - 102% COLLATERALIZED
                  BY US GOVERNMENT SECURITIES (266,073,889)                                   2.50    09/02/2008        266,000,000
 160,000,000   MERRILL PIERCE FENNER & SMITH INCORPORATED - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES (MATURITY VALUE $160,039,111)                      2.20    09/02/2008        160,000,000
TOTAL REPURCHASE AGREEMENTS (COST $2,539,856,375)                                                                     2,539,856,375
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $12,657,633,746)*                                                                   100.11%               $ 12,640,834,157
OTHER ASSETS AND LIABILITIES, NET                                                            (0.11)                    (13,305,563)
                                                                                             ------                ----------------
TOTAL NET ASSETS                                                                             100.00%               $ 12,627,528,594
                                                                                             ======                ================

----------
+/-    Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

##     Zero coupon bond. Interest rate presented is yield to maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

#### This security is currently in default with regard to scheduled interest and/or principal payments.

(i)    Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

* Cost for federal income tax purposes is $14,014,275,225 and net unrealized appreciation (depreciation) consists of:

The accompanying notes are an integral part of these financial statements.

                   46 Wells Fargo Advantage Money Market Funds


             Portfolio of Investments--August 31, 2008 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
COMMERCIAL PAPER: 1.61%
$  5,000,000   ASCENSION PARISH LA                                                            1.77%   11/13/2008   $      5,000,000
   1,175,000   ILLINOIS FINANCE AUTHORITY                                                     1.75    01/06/2009          1,175,000
TOTAL COMMERCIAL PAPER (COST $6,175,000)                                                                                  6,175,000
                                                                                                                   ----------------
MUNICIPAL BONDS & NOTES: 94.72%
ALABAMA: 2.56%
   9,800,000   COLUMBIA AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY PROJECT
                  (IDR)ss +/-                                                                  2.52    06/01/2028         9,800,000
                                                                                                                          9,800,000
                                                                                                                   ----------------
ARIZONA: 0.60%
   2,300,000   PIMA COUNTY AZ IDA EASTSIDE APARTMENTS SERIES B (MFHR)ss +/-                    2.12    02/15/2031         2,300,000
                                                                                                                   ----------------
COLORADO: 5.17%
   7,000,000   AURORA CO HOUSING AUTHORITY LIBERTY CREEK PROJECT (HOUSING REVENUE, FNMA
                  INSURED)ss +/-                                                               2.04    02/15/2038         7,000,000
   5,000,000   COLORADO COLLEGE INVESTMENT SERIES I-A (OTHER REVENUE, LLOYDS BANK
                  LOC)ss +/-                                                                   1.95    12/01/2042         5,000,000
   4,000,000   COLORADO HOUSING & FINANCE AUTHORITY READY FOODS INCORPORATED PROJECT
                  SERIES A (OTHER REVENUE, US BANK NA LOC)ss +/-                               1.92    01/01/2032         4,000,000
   1,500,000   COLORADO HOUSING & FINANCE AUTHORITY WASTE MANAGEMENT INCORPORATED
                  PROJECT (OTHER REVENUE, WACHOVIA BANK LOC)ss +/-                             2.15    08/01/2038         1,500,000
   1,000,000   FORT COLLINS CO ECONOMIC DEVELOPMENT OAKRIDGE PROJECT SERIES A
                  (HOUSING REVENUE, US BANK NA LOC)ss +/-                                      2.10    12/01/2032         1,000,000
   1,250,000   HUDSON CO SERIES A (IDR, US BANK NA LOC)ss +/-                                  2.15    11/01/2020         1,250,000
                                                                                                                         19,750,000
                                                                                                                   ----------------
DISTRICT OF COLUMBIA: 3.43%
   5,080,000   METROPOLITAN WASHINGTON DC AIRPORT AUTHORITY SERIES 2191 (OTHER
                  REVENUE)ss +/-                                                               2.29    10/01/2013         5,080,000
   8,010,000   METROPOLITAN WASHINGTON DC AIRPORT AUTHORITY SERIES 2855 (AIRPORT
                  REVENUE, FIRST SECURITY BANK LOC)ss +/-                                      1.99    10/01/2014         8,010,000
                                                                                                                         13,090,000
                                                                                                                   ----------------
FLORIDA: 3.72%
   2,750,000   JACKSONVILLE FL HFA CHRISTINE COVE APARTMENTS (MFHR, FHLMC
                  INSURED)ss +/-                                                              1.95    09/15/2038          2,750,000
   1,065,000   MARTIN COUNTY FL POWER & LIGHT COMPANY PROJECT (IDR)ss +/-                     2.40    07/15/2022          1,065,000
   1,800,000   MIAMI DADE COUNTY FL IDA FLORIDA POWER & LIGHT COMPANY PROJECT (LEASE
                  REVENUE)ss +/-                                                              2.55    02/01/2023          1,800,000
   1,620,000   ORANGE COUNTY FL SCHOOL BOARD COP SERIES A
                  (GENERAL OBLIGATION - SCHOOL DISTRICTS, MBIA INSURED)ss                     5.25    08/01/2009          1,687,792
   1,725,000   SAINT LUCIE COUNTY FL ROOF TRUSSES COMPANY PROJECT A
                  (INDUSTRIAL DEVELOPMENT REVENUE, WACHOVIA BANK LOC)ss +/-                   2.05    11/01/2021          1,725,000
      80,000   SARASOTA COUNTY FL SARASOTA MILITARY ACADEMY (PRIVATE SCHOOL REVENUE,
                  WACHOVIA BANK LOC)ss +/-                                                    1.90    02/01/2034             80,000
   5,105,000   SCA TAX EXEMPT TRUST PT 2517 LEE COUNTY FL(HOUSING REVENUE,
                  FIRST SECURITY BANK LOC)ss +/-                                              2.84    01/01/2030          5,105,000
                                                                                                                         14,212,792
                                                                                                                   ----------------
GEORGIA: 2.67%
     560,000   DEKALB COUNTY NEWTOWN GWINETT COUNTY GA JOINT REAL ESTATE STUDENT I
                  (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK LOC)ss +/-                     1.90    06/01/2035            560,000
     475,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY CATHOLIC SCHOOL PROPERTIES
                  INCORPORATED (PRIVATE SCHOOL REVENUE, WACHOVIA BANK LOC)ss +/-              1.85    04/01/2024            475,000
   6,475,000   FULTON COUNTY GA HOUSING AUTHORITY WALTON LAKES APARTMENTS PROJECT
                  SERIES A (HOUSING REVENUE, SUNTRUST BANK LOC)ss +/-                         2.00    02/01/2041          6,475,000
   1,170,000   HEARD COUNTY GA DEVELOPMENT AUTHORITY OWER WANSLEY (OTHER
                  REVENUE)ss +/-                                                              2.50    09/01/2029          1,170,000
   1,520,000   STEPHENS COUNTY GA DEVELOPMENT AUTHORITY CATERPILLAR INCORPORATED
                  PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)ss +/-                              2.19    08/01/2016          1,520,000
                                                                                                                         10,200,000
                                                                                                                   ----------------

                   Wells Fargo Advantage Money Market Funds 47


             Portfolio of Investments--August 31, 2008 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
IDAHO: 0.40%
$  1,510,000   BONNEVILLE COUNTY ID YELLOWSTONE PLASTICS PROJECT (IDR)ss +/-                   2.20%   08/01/2014   $      1,510,000
                                                                                                                    ----------------
ILLINOIS: 5.19%
   1,785,000   GENEVA IL CONTINENTAL ENVELOPE PROJECT (IDR, BANK ONE CHICAGO NA
                  LOC)ss +/-                                                                   3.10    04/01/2016          1,785,000
   3,015,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCL INCORPORATED PROJECT
                  (IDR)ss +/-                                                                  3.10    06/01/2017          3,015,000
     500,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY SURGIPATH MEDICAL INDUSTRY
                  PROJECT (IDR)ss +/-                                                          2.20    06/01/2011            500,000
     525,000   ILLINOIS FINANCE AUTHORITY BRADLEY UNIVERSITY SERIES B (OTHER REVENUE,
                  NORTHERN TRUST CORPORATION LOC)ss +/-                                        2.00    04/01/2038            525,000
   1,000,000   ILLINOIS FINANCE AUTHORITY INX INTERNATIONAL INK COMPANY
                  (INDUSTRIAL DEVELOPMENT REVENUE, JPMORGAN CHASE BANK LOC)ss +/-              2.00    01/01/2034          1,000,000
     825,000   ILLINOIS FINANCE AUTHORITY MERUG LLC SERIES B (IDR, JPMORGAN CHASE
                  BANK LOC)ss +/-                                                              3.10    12/01/2018            825,000
   2,600,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY BRAINARD LANDINGS APARTMENTS
                  (HOUSING REVENUE, US BANK NA LOC)ss +/-                                      1.98    05/01/2042          2,600,000
   2,070,000   LAKE COUNTY IL BROWN PAPER GOODS PROJECT (IDR, BANK ONE CHICAGO NA
                  LOC)ss +/-                                                                   3.10    10/01/2021          2,070,000
   1,370,000   LAKE COUNTY IL COUNTYSIDE LANDFILL INCORPORATED
                  (SOLID WASTE REVENUE, JP MORGAN CHASE BANK LOC)ss +/-                        2.17    04/01/2021          1,370,000
   2,600,000   LAKE COUNTY IL NORTHPOINT ASSOCIATION (IDR, NORTHERN TRUST CORPORATION
                  LOC)ss +/-                                                                   2.33    07/01/2029          2,600,000
   1,590,000   LAKE ZURICH IL (ECONOMIC DEVELOPMENT REVENUE, JP MORGAN CHASE BANK
                  LOC)ss +/-                                                                   3.10    12/01/2009          1,590,000
   1,960,000   VERNON HILLS IL NORTHWESTERN TOOL & DIE PROJECT (IDR, LASALLE NATIONAL
                  BANK NA LOC)ss +/-                                                           2.15    04/01/2025          1,960,000
                                                                                                                          19,840,000
                                                                                                                   - ---------------
INDIANA: 5.39%
   1,925,000   GREENSBURG IN COMMUNITY PARTNERS VILLAGE II (HOUSING REVENUE, FHLMC
                  INSURED)ss +/-                                                               2.10    09/01/2029          1,925,000
   2,900,000   INDIANA STATE FINANCE AUTHORITY MARION GENERAL HOSPITAL PROJECT SERIES A
                  (OTHER REVENUE, REGIONS BANK LOC)ss +/-                                      1.90    07/01/2035          2,900,000
   2,500,000   INDIANAPOLIS IN WASHINGTON POINTE SERIES A (HOUSING REVENUE, FIFTH
                  THIRD BANK LOC)ss +/-                                                        2.14    08/15/2040          2,500,000
   3,685,000   LAGRANGE COUNTY IN SERVICE REALITY LLC PROJECT (INDUSTRIAL DEVELOPMENT
                  REVENUE, FIFTH THIRD BANK LOC)ss +/-                                         2.29    03/01/2026          3,685,000
   8,100,000   MADISON IN ARVIN SANGO INCORPORATED PROJECT (INDUSTRIAL DEVELOPMENT
                  REVENUE, FIFTH THIRD BANK LOC)ss +/-                                         2.12    08/01/2017          8,100,000
   1,500,000   NOBLESVILLE IN GREYSTONE APARTMENTS PROJECT SERIES B (HOUSING REVENUE,
                  FEDERAL HOME LOAN BANK)ss +/-                                                2.15    03/01/2041          1,500,000
                                                                                                                          20,610,000
                                                                                                                    ----------------
IOWA: 1.85%
   5,800,000   DES MOINES IA ELLIOT AVIATION PROJECT (OTHER REVENUE, US BANK NA
                  LOC)ss +/-                                                                   2.05    08/01/2027          5,800,000
     280,000   IOWA FINANCE AUTHORITY CARE INITIATIVES PROJECT (OTHER REVENUE, KBC
                  BANK NV LOC)ss +/-                                                           2.45    11/01/2036            280,000
     905,000   IOWA FINANCE AUTHORITY GREAT RIVER MEDICAL CENTER PROJECT
                  (HEALTHCARE FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-             2.45    06/01/2027            905,000
     100,000   IOWA FINANCE AUTHORITY HOLY FAMILY CATHOLIC SCHOOLS (EDUCATIONAL
                  FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-                         2.48    03/01/2036            100,000
                                                                                                                           7,085,000
                                                                                                                    ----------------
KANSAS: 1.57%
   1,000,000   OLATHE KS DIAMANT BOART SERIES A (INDUSTRIAL DEVELOPMENT
                  REVENUE)ss +/-                                                               2.20    03/01/2027          1,000,000
   5,000,000   OLATHE KS ISL LLC PROJECT (OTHER REVENUE, US BANK NA LOC)ss +/-                 2.10    08/01/2027          5,000,000
                                                                                                                           6,000,000
                                                                                                                    ----------------
KENTUCKY: 4.46%
   8,415,000   CARROL COUNTY KY SOLID WASTE DISPOSAL NORTH AMERICAN STAINLESS
                  (INDUSTRIAL DEVELOPMENT REVENUE, FIFTH THIRD BANK LOC)ss +/-                 2.14    05/01/2031          8,415,000
   4,155,000   DAVIESS COUNTY KY PARK REGENCY (OTHER REVENUE, SOCIETE GENERALE
                  LOC)ss +/-                                                                   1.99    07/01/2020          4,155,000

                   48 Wells Fargo Advantage Money Market Funds


             Portfolio of Investments--August 31, 2008 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
KENTUCKY (continued)
$  2,990,000   HOPKINSVILLE KY FREE-FLOW PACKAGING PROJECT (IDR, COMERCIA BANK NA
                  LOC)ss +/-                                                                  2.08%   11/01/2019   $      2,990,000
   1,475,000   KENTUCKY ASSET LIABILITY COMMISSION TRAN SERIES A (OTHER REVENUE)              3.00    06/25/2009          1,489,338
                                                                                                                         17,049,338
                                                                                                                   ----------------
MARYLAND: 1.19%
   4,540,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 531 (OTHER REVENUE,
                  BANK OF NEW YORK LOC)ss +/-                                                 2.00    01/01/2010          4,540,000
                                                                                                                          4,540,000
                                                                                                                   ----------------
MICHIGAN: 1.40%
   5,300,000   MICHIGAN MUNICIPAL BOND AUTHORITY SERIES A-2 (OTHER REVENUE, DEXIA
                  CREDIT LOCAL DE FRANCE LOC)                                                 3.00    08/20/2009          5,365,322
                                                                                                                          5,365,322
                                                                                                                   ----------------
MINNESOTA: 15.57%
   2,410,000   BLOOMINGTON MN NORLAN PARTNERS SERIES B
                  (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)ss +/-                       1.99    07/15/2032          2,410,000
     455,000   CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HCFR, BANK OF NEW YORK
                  LOC)ss +/-                                                                  2.45    11/01/2035            455,000
   1,800,000   COON RAPIDS MN DRAKE APARTMENTS PROJECT A (OTHER REVENUE, FNMA
                  INSURED)ss +/-                                                              2.04    06/15/2038          1,800,000
   1,985,000   HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS PROJECT
                  (MFHR, LASALLE NATIONAL BANK NA LOC)ss +/-                                  2.10    04/15/2035          1,985,000
   2,400,000   MAHTOMEDI MN BRIARCLIFF MANOR APARTMENTS SERIES A (OTHER REVENUE, FNMA
                  INSURED)ss +/-                                                              2.04    06/15/2038          2,400,000
   1,200,000   MINNEAPOLIS MN DRIFTWOOD APARTMENTS PROJECT A (HOUSING REVENUE, US
                  BANK NA LOC)ss +/-                                                          2.10    10/01/2024          1,200,000
   1,665,000   MINNEAPOLIS MN SECOND STREET ACQUISITION SERIES A
                  (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)ss +/-                       1.99    01/01/2033          1,665,000
   3,075,000   MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH CARE FACILITY
                  ESSENTIAL C4 (HCFR, GUARANTEE AGREEMENT)ss +/-                              2.60    02/15/2030          3,075,000
   2,000,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES C (HOUSING REVENUE,
                  FHLB INSURED)ss +/-                                                         1.91    07/01/2048          2,000,000
     620,000   MINNESOTA STATE HFA SERIES 1552 (HOUSING REVENUE, GO OF
                  AUTHORITY)ss +/-                                                            2.02    01/01/2010            620,000
     325,000   MINNESOTA STATE RESIDENTIAL HOUSING SERIES G
                  (HOUSING REVENUE, GENERAL OBLIGATION OF AUTHORITY)ss +/-                    1.95    01/01/2032            325,000
     945,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-             1.85    04/01/2027            945,000
      70,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H
                  (OTHER REVENUE, BANK OF NEW YORK LOC)ss +/-                                 1.84    10/01/2032             70,000
   2,300,000   PLYMOUTH MN THE LAKES APARTMENTS PROJECT (HOUSING REVENUE, FHLMC
                  INSURED)ss +/-                                                              2.04    08/01/2034          2,300,000
   5,015,000   RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY APARTMENTS
                  LP SERIES A (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)ss +/-           1.94    10/01/2038          5,015,000
   1,135,000   RUSH CITY MN PLASTECH CORPORATION PROJECT (INDUSTRIAL DEVELOPMENT REVENUE,
                  US BANK NA LOC)ss +/-                                                       2.10    09/01/2014          1,135,000
   1,420,000   SAINT PAUL MN HOUSING & RDA HAMPDEN SQUARE APARTMENTS SERIES A
                  (HOUSING REVENUE, FNMA INSURED)ss +/-                                       2.04    06/01/2032          1,420,000
   2,205,000   ST. LOUIS PARK MN NEWPORT ON SEVEN APARTMENTS PROJECT (MFHR, FNMA
                  INSURED)ss +/-                                                              2.10    09/15/2031          2,205,000
   7,000,000   ST. PAUL & RAMSEY COUNTY MN HOUSING & RDA ST. PAUL LEASED HOUSING
                  ASSOCIATION (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)ss +/-           1.94    09/01/2035          7,000,000
   3,850,000   ST. PAUL MN HEATING REVENUE SERIES F
                  (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss +/-                     2.05    12/01/2023          3,850,000
  10,750,000   ST. PAUL MN HOUSING & RDA BRIGECREEK SENIOR PLACE SERIES A
                  (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)ss +/-                       1.99    06/15/2037         10,750,000
     450,000   ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES I (IDR, DEXIA CREDIT
                  LOCAL DE FRANCE LOC)ss +/-                                                  2.05    06/01/2015            450,000
     705,000   ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES L (IDR, DEXIA CREDIT
                  LOCAL DE FRANCE LOC)ss +/-                                                  2.05    03/01/2018            705,000
     605,000   ST. PAUL MN HOUSING & RDA DISTRICT SERIES E (OTHER REVENUE,
                  DEXIA CREDIT LOCAL DE FRANCE LOC)ss +/-                                     1.99    12/01/2019            605,000

                   Wells Fargo Advantage Money Market Funds 49


             Portfolio of Investments--August 31, 2008 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
MINNESOTA (continued)
$  2,595,000   ST. PAUL MN HOUSING & RDA LEASED HOUSING ASSOCIATION SERIES A
                  (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)ss +/-                       1.94%   09/01/2035   $      2,595,000
   2,445,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES R (OTHER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss +/-                            2.65    03/01/2022          2,445,000
     100,000   WINONA MN PORT AUTHORITY BAY STREET MILLING COMPANY PROJECT SERIES A
                  (IDR, HARRIS TRUST SAVINGS BANK LOC)ss +/-                                  2.10    06/01/2011            100,000
                                                                                                                         59,525,000
                                                                                                                   ----------------
MISSISSIPPI: 0.17%
     650,000   MISSISSIPPI BUSINESS FINANCE CORPORATION ARCH ALUMINUM & GLASS
               PROJECT (IDR, COMERCIA BANK NA LOC)ss +/-                                      2.10    01/01/2014            650,000
                                                                                                                            650,000
                                                                                                                   ----------------
MISSOURI: 1.79%
   3,300,000   HANNIBAL MO IDA BUCKHORN RUBBER PRODUCTS PROJECT (IDR, BANK ONE
                  CHICAGO NA LOC)ss +/-                                                       3.10    03/01/2010          3,300,000
   1,705,000   JACKSON COUNTY MO IDA KANSAS CITY HOSPICE (OTHER REVENUE, FIFTH
                  THIRD BANK LOC)ss +/-                                                       1.90    01/01/2030          1,705,000
   1,845,000   MISSOURI STATE PUBLIC UTILITIES COMMUNITY (OTHER REVENUE)                      4.75    09/01/2008          1,845,000
                                                                                                                          6,850,000
                                                                                                                   ----------------
NEVADA: 0.83%
   3,170,000   NEVADA HOUSING DIVISION MULTI-UNIT HOUSING PROJECT A (HOUSING
                  REVENUE)ss +/-                                                              2.00    10/01/2030          3,170,000
                                                                                                                   ----------------
NEW HAMPSHIRE: 0.42%
   1,620,000   NEW HAMPSHIRE HEFA ST. ANSELM COLLEGE (OTHER REVENUE, CITIZENS
                  BANK LOC)ss +/-                                                             2.45    06/01/2038          1,620,000
                                                                                                                   ----------------
NEW MEXICO: 0.73%
   1,300,000   NEW MEXICO HOUSING AUTHORITY REGION III EL PUEBLO APARTMENTS
                  PROJECT SERIES A (HOUSING REVENUE, US BANK NA LOC)ss +/-                    1.92    12/01/2044          1,300,000
   1,500,000   NEW MEXICO HOUSING AUTHORITY REGION III MADEIRA COURT APARTMENTS
                  PROJECT SERIES B (HOUSING REVENUE, US BANK NA LOC)ss +/-                    1.92    12/01/2044          1,500,000
                                                                                                                         2,800,000
                                                                                                                   ----------------
NORTH CAROLINA: 0.79%
   3,015,000   LEE COUNTY NC INDUSTRIAL FACILITIES & PCFA CHALLENGE PRINTING
                  COMPANY PROJECT (OTHER REVENUE, WACHOVIA BANK LOC)ss +/-                    2.05    07/01/2027          3,015,000
                                                                                                                   ----------------
NORTH DAKOTA: 1.70%
   3,000,000   NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES A (HOUSING REVENUE,
                  LLOYDS BANK LOC)ss +/-                                                      1.94    07/01/2037          3,000,000
   3,500,000   NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES B (HOUSING
               REVENUE)ss +/-                                                                 1.94    01/01/2035          3,500,000
                                                                                                                         6,500,000
                                                                                                                   ----------------
OHIO: 0.33%
   1,250,000   FRANKLIN COUNTY OH LIFELINE SHELTER SYSTEMS PROJECT (IDR, BANK ONE
                  CHICAGO NA LOC)ss +/-                                                       2.95    10/01/2021          1,250,000
                                                                                                                   ----------------
OTHER: 8.51%
  32,520,000   SUNAMERICA TRUST CERTIFICATES VARIOUS STATES CLASS A SERIES 2
                  (OTHER REVENUE, FHLMC INSURED)ss +/-                                        2.89    07/01/2041         32,520,000
                                                                                                                         32,520,000
                                                                                                                   ----------------
PENNSYLVANIA: 1.31%
   5,000,000   BEAVER COUNTY PA IDA ELECTRIC COMPANY PROJECT SERIES B (OTHER
                  REVENUE, SCOTIABANK LOC)ss +/-                                              1.91    11/01/2025          5,000,000
                                                                                                                          5,000,000
                                                                                                                   ----------------

                   50 Wells Fargo Advantage Money Market Funds


             Portfolio of Investments--August 31, 2008 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
SOUTH CAROLINA: 0.52%
$  2,000,000   FLORENCE COUNTY SC SOLID WASTE DISPOSAL & WASTEWATER TREATMENT ROCHE
                  CAROLINA INCORPORATED PROJECT (IDR, DEUTSCHE BANK AG LOC)ss +/-              2.85%   04/01/2027   $      2,000,000
                                                                                                                           2,000,000
                                                                                                                    ----------------
TENNESSEE: 7.23%
   1,025,000   COFFEE COUNTY TN INDUSTRIAL BOARD INCORPORATED MCKEY PERFORATED
                  PRODUCTS PROJECT (IDR, M&I MARSHALL & ILSLEY LOC)ss +/-                      2.20    06/01/2016          1,025,000
   8,000,000   HUNTINGDON TN INDUSTRIAL DEVELOPMENT BOARD BEHLEN MANUFACTURING COMPANY
                  PROJECT (IDR, LASALLE BANK NA LOC)ss +/-                                     2.03    05/01/2020          8,000,000
   2,025,000   PULASKI & GILES COUNTY TN LOMAR DEVELOPMENT COMPANY PROJECT
                  (IDR, US BANK NA LOC)ss +/-                                                  2.10    01/01/2017          2,025,000
   7,340,000   SCA TAX-EXEMPT TRUST PT-2518 HAMILTON COUNTY TN INDUSTRIAL (HOUSING
                  REVENUE, FIRST SECURITY BANK LOC)ss +/-                                      2.84    01/01/2030          7,340,000
   2,890,000   SCA TAX-EXEMPT TRUST PT-2520 MEMPHIS TN HEALTH EDUCATIONAL FINANCE
                  (HOUSING REVENUE, FIRST SECURITY BANK LOC)ss +/-                             2.84    01/01/2030          2,890,000
   6,355,000   SHELBY COUNTY TN HEALTH & EDUCATIONAL HOUSING FACILITIES EDEN POINTE
                  APARTMENTS (OTHER REVENUE, REGIONS BANK LOC)ss +/-                           2.10    03/01/2040          6,355,000
                                                                                                                          27,635,000
                                                                                                                    ----------------
TEXAS: 6.83%
   7,500,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-69 (PROPERTY TAX REVENUE,
                  MBIA INSURED)ss +/-                                                          2.24    10/01/2014          7,500,000
   6,900,000   DALLAS FORT WORTH TX INTERNATIONAL AIRPORT (AIRPORT REVENUE, AMBAC
                  INSURED)ss +/-                                                               2.27    11/01/2032          6,900,000
   2,890,000   FORT BEND TX INDEPENDENT SCHOOL DISTRICT (GENERAL OBLIGATION -
                  SCHOOL DISTRICTS)ss +/-                                                      5.38    02/15/2009          2,935,456
   1,000,000   HARRIS COUNTY TX TRAN (PROPERTY TAX REVENUE)                                    3.00    02/26/2009          1,006,914
   7,500,000   REDSTONE PARTNERS FLOATERS RESIDUALS TRUST SERIES A (OTHER REVENUE,
                  WACHOVIA BANK LOC)ss +/-                                                     2.19    12/01/2047          7,500,000
     280,000   TARRANT COUNTY TX CULTURAL EDUCATIONAL FACILITIES FINANCE
                  CORPORATION SCOTT WHITE MEMORIAL HOSPITAL SERIES C (OTHER REVENUE,
                  COMPASS BANK)ss +/-                                                          1.80    08/15/2046            280,000
                                                                                                                          26,122,370
                                                                                                                    ----------------
UTAH: 1.31%
   5,000,000   UTAH HOUSING CORPORATION POINTE APARTMENTS PROJECT (OTHER REVENUE,
                  US BANK NA LOC)ss +/-                                                        1.92    08/01/2024          5,000,000
                                                                                                                    ----------------
VERMONT: 0.07%
     255,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS NORTH COUNTY HOSPITAL PROJECT
                  A (HCFR)ss +/-                                                               2.45    10/01/2034            255,000
                                                                                                                    ----------------
VIRGINIA: 0.03%
     110,000   VIRGINIA COMMONWEALTH UNIVERSITY HEALTH SYSTEM AUTHORITY SERIES A
                  (OTHER REVENUE)ss +/-                                                        2.43    07/01/2037            110,000
                                                                                                                    ----------------
WASHINGTON: 4.17%
   4,700,000   PORT OF SEATTLE WA INDUSTRIAL DEVELOPMENT CORPORATION CROWLEY MARINE
                  SERVICES PROJECT BP WEST COAST PRODUCTS LLC PROJECT (AIRPORT REVENUE,
                  CITIBANK NA LOC)ss +/-                                                       1.94    12/31/2021          4,700,000
   1,200,000   PORT VANCOUVER WASHINGTON SPECIAL REVENUE (IDR, BANK OF AMERICA NA
                  LOC)ss +/-                                                                   2.10    12/01/2010          1,200,000
   3,155,000   SEATTLE WA SOLID WASTE SERIES 2202 (SOLID WASTE REVENUE, MBIA
                  INSURED)ss +/-                                                               2.04    02/01/2029          3,155,000
   3,000,000   STATE OF WASHINGTON (PROPERTY TAX REVENUE, FGIC INSURED)ss +/-                  2.14    07/01/2026          3,000,000
   1,315,000   WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY MERCER
                  ISLAND PARTNERS LLC PROJECT (INDUSTRIAL DEVELOPMENT REVENUE, US BANK
                  NA LOC)ss +/-                                                                2.10    06/01/2027          1,315,000
   2,585,000   WASHINGTON STATE HOUSING FINANCE COMMUNITY MFHR LAKEWOOD MEADOWS
                  APARTMENTS PROJECT SERIES A (MFHR LOC, FNMA INSURED)ss +/-                   2.10    07/15/2033          2,585,000
                                                                                                                          15,955,000
                                                                                                                    ----------------
WISCONSIN: 2.81%
   2,400,000   APPLETON WI GREAT NORTHERN CORPORATION PROJECT A (IDR, US BANK NA
                  LOC)ss +/-                                                                   2.15    09/01/2019          2,400,000
     790,000   MIDDLETON WI FRISTAM PUMPS INCORPORATED PROJECT (IDR)ss +/-                     2.20    05/01/2020            790,000

                   Wells Fargo Advantage Money Market Funds 51


             Portfolio of Investments--August 31, 2008 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
WISCONSIN (continued)
$  3,500,000   MILWAUKEE WI RDA HELWIG CARBON PRODUCTS SERIES A (IDR)ss +/-                    2.20%   11/01/2028   $      3,500,000
   2,685,000   NEW LONDON WI WOHLT CHEESE CORPORATION PROJECT (IDR)ss +/-                      2.20    07/01/2021          2,685,000
   1,345,000   OREGON WI FIVE K PARTNERSHIP PROJECT A (IDR, US BANK NA LOC)ss +/-              2.10    06/01/2021          1,345,000
                                                                                                                          10,720,000
                                                                                                                    ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $362,049,822)                                                                        362,049,822
                                                                                                                    ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $368,224,822)*                                                                          96.33%                $    368,224,822
OTHER ASSETS AND LIABILITIES, NET                                                             3.67                        14,014,180
                                                                                              ------                ----------------
TOTAL NET ASSETS                                                                              100.00%               $    382,239,002
                                                                                              ======                ================

----------
ss These securities are subject to a demand feature which reduces the effective maturity.

+/-    Variable rate investments.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   52 Wells Fargo Advantage Money Market Funds


             Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
MUNICIPAL BONDS & NOTES: 92.75%
ALABAMA: 2.94%
$  5,800,000   BIRMINGHAM AL PUBLIC EDUCATIONAL BUILDING AUTHORITY STUDENT
                  HOUSING REVENUE (OTHER REVENUE LOC)ss +/-                                    1.86%  07/01/2037    $      5,800,000
  51,450,000   COLUMBIA AL IDA SERIES A (IDR)ss +/-                                            2.47   06/01/2022          51,450,000
  24,900,000   COLUMBIA AL IDA SERIES B (PCR)ss +/-                                            2.47   05/01/2022          24,900,000
  10,000,000   DCH AL HEALTH CARE AUTHORITY (HCFR, REGIONS BANK LOC)ss +/-                     1.89   06/01/2020          10,000,000
   8,700,000   EUTAW AL IDA PCR ALABAMA POWER COMPANY PROJECT (IDR)ss +/-                      2.47   06/01/2028           8,700,000
  15,000,000   MOBILE AL EDUCATIONAL BUILDING AUTHORITY SPRING HILL COLLEGE
                  PROJECT (OTHER REVENUE, REGIONS BANK LOC)ss +/-                              1.84   09/01/2037          15,000,000
  12,000,000   MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER
                  COMPANY PROJECT SERIES C (IDR)ss +/-                                         1.93   08/01/2017          12,000,000
  40,000,000   MOBILE AL INFIRMARY HEALTH SYSTEM SPECIAL CARE FACILITIES SERIES A
                  (HFFA REVENUE, BANK OF NOVA SCOTIA)ss +/-                                    1.85   02/01/2040          40,000,000
   5,650,000   PRICHARD UNIVERSITY MOBILE AL EDUCATIONAL BUILDING AUTHORITY
               UNIVERSITY MOBILE PROJECT (LEASE REVENUE, REGIONS BANK LOC)ss +/-               1.89   03/01/2025           5,650,000
   6,900,000   TUSCALOOSA AL SPECIAL CARE FACILITIES FINANCING AUTHORITY
                  CAPSTONE VILLAGE SERIES C (HCFR, BANQUE NATIONALE PARIS
                  LOC)ss +/-                                                                   1.84   08/01/2010           6,900,000
                                                                                                                         180,400,000
                                                                                                                    ----------------
ALASKA: 0.50%
   6,325,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-507 (OTHER REVENUE,
                  FGIC INSURED)ss +/-                                                          1.88   12/01/2034           6,325,000
  16,060,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-532 (OTHER REVENUE,
                  MBIA INSURED)ss +/-                                                          1.88   12/01/2041          16,060,000
   8,195,000   PUTTABLE FLOATING OPTION TAX EXEMPTS RECEIPTS 4018
                  (PROPERTY TAX REVENUE, MBIA INSURED)ss +/-                                   1.84   04/01/2021           8,195,000
                                                                                                                          30,580,000
                                                                                                                    ----------------
ARIZONA: 0.23%
   4,000,000   ARIZONA SPORTS & TOURISM AUTHORITY MULTIPURPOSE STADIUM
                  (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-                             1.85    07/01/2036          4,000,000
  10,325,000   MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA
                  INSURED)ss +/-                                                               2.00    04/15/2030         10,325,000
                                                                                                                         1 4,325,000
                                                                                                                    ----------------
CALIFORNIA: 1.74%
  21,150,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-41 (PROPERTY TAX REVENUE,
                  AMBAC INSURED)ss +/-                                                         4.00    06/01/2014         21,150,000
     655,000   ALAMEDA CA CORRIDOR TRANSPORTATION AUTHORITY SERIES 1514
                  (TRANSPORTATION REVENUE, MBIA INSURED)ss +/-                                 2.31    10/01/2032            655,000
  21,310,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (WATER REVENUE LOC,
                  FSA INSURED)ss +/-                                                           1.90    05/01/2022         21,310,000
  18,480,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER REVENUE, FIRST
                  SECURITY BANK LOC)ss +/-                                                     1.77    05/01/2017         18,480,000
   4,325,000   DESERT CA COMMUNITY COLLEGE DISTRICT CLASS A (PROPERTY TAX REVENUE,
                  FIRST SECURITY BANK LOC)ss +/-                                               1.89    08/01/2037          4,325,000
  17,315,000   LOS ANGELES CA DW&Pss +/-                                                       1.91    07/01/2039         17,315,000
  15,000,000   LOS ANGELES CA USD TRAN SERIES A                                                4.00    12/29/2008         15,038,857
   6,500,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCE AUTHORITY ROCS
                  RR II 11579 (SEWER REVENUE, CITIBANK NA LOC)ss +/-                           1.82    12/01/2035          6,500,000
   1,880,000   SWEETWATER CA UNION HIGH SCHOOL DISTRICT ROCS RR II 11484 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC)ss +/-                                      1.94    08/01/2029          1,880,000
                                                                                                                         106,653,857
                                                                                                                    ----------------
COLORADO: 1.74%
  21,330,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2005-30 COLORADO
               (COLLEGE AND UNIVERSITY REVENUE, FIRST SECURITY BANK LOC)ss +/-                 1.96    06/01/2013         21,330,000

                   Wells Fargo Advantage Money Market Funds 53


             Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
COLORADO (continued)
$  2,765,000   AURORA CO CENTRETECH METROPOLITAN DISTRICT (OTHER REVENUE, US BANK
                  NA LOC)ss +/-                                                                1.84%   12/01/2017   $      2,765,000
   2,000,000   AURORA CO CENTRETECH METROPOLITAN DISTRICT (OTHER REVENUE, US BANK
                  NA LOC)ss +/-                                                                1.84    12/01/2028          2,000,000
  13,785,000   BROOMFIELD CO URBAN RENEWAL AUTHORITY EVENT CENTER PROJECT
                  (TAX INCREMENTAL REVENUE, BANQUE NATIONALE PARIS LOC)ss +/-                  1.86    12/01/2030         13,785,000
   8,625,000   COMMERCE CITY CO NORTHERN INFRASTRUCTURE GENERAL IMPROVEMENT
                  DISTRICT (OTHER REVENUE, US BANK NA LOC)ss +/-                               1.84    12/01/2038          8,625,000
   5,000,000   COMMERCE CITY CO NORTHERN INFRASTRUCTURE GENERAL IMPROVEMENT
                  DISTRICT (PROPERTY TAX REVENUE, US BANK NA LOC)ss +/-                        1.84    12/01/2028          5,000,000
   7,560,000   CORNERSTONE CO METROPOLITAN DISTRICT #1 (OTHER REVENUE, BANK OF
                  AMERICA NA LOC)ss +/-                                                        1.87    12/01/2036          7,560,000
   6,600,000   DENVER CO CITY & COUNTY COTTONWOOD CREEK SERIES A (MHFR, FHLMC
                  INSURED)ss +/-                                                               1.80    04/15/2014          6,600,000
  14,575,000   FITZSIMONS RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-              1.90    01/01/2025         14,575,000
   6,665,000   MOUNTAIN VILLAGE CO HOUSING AUTHORITY VILLAGE COURT APARTMENTS
                  PROJECT (MFHR, US BANK NA LOC)ss +/-                                         1.89    11/01/2033          6,665,000
  10,600,000   SOUTH GLENN CO METROPOLITAN DISTRICT (OTHER REVENUE, BANQUE
                  NATIONALE PARIS LOC)ss +/-                                                   1.89    12/01/2030         10,600,000
   7,365,000   SOUTHEAST CO PUBLIC IMPROVEMENT METROPOLITAN DISTRICT
                  (PROPERTY TAX REVENUE, US BANK NA LOC)ss +/-                                 1.89    11/15/2034          7,365,000
                                                                                                                         106,870,000
                                                                                                                    ----------------
DISTRICT OF COLUMBIA: 0.51%
  14,770,000   DISTRICT OF COLUMBIA NATIONAL ASSOCIATION OF YOUNG CHILDREN
                  (OTHER REVENUE, WACHOVIA BANK LOC)ss +/-                                     1.88    04/01/2036         14,770,000
  12,560,000   DISTRICT OF COLUMBIA SERIES 2011 (OTHER REVENUE, FGIC INSURED)ss +/-            2.34    06/01/2015         12,560,000
   4,285,000   DISTRICT OF COLUMBIA SERIES A (PROPERTY TAX REVENUE, ALLIED IRISH
                  BANK PLC LOC)ss +/-                                                          1.90    06/01/2034          4,285,000
                                                                                                                          31,615,000
                                                                                                                    ----------------
FLORIDA: 10.08%
  18,050,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-83 FLORIDA
                  (TAX INCREMENTAL REVENUE, MBIA INSURED)ss +/-                                3.34    01/01/2015         18,050,000
   5,710,000   BREVARD COUNTY FL WUESTHOFF MEMORIAL HOSPITAL PROJECT (HEALTH
                  FACILITIES FINANCING AUTHORITY REVENUE, WACHOVIA BANK LOC)ss +/-             1.85    08/01/2031          5,710,000
   8,835,000   BROWARD COUNTY FL HFA ISLAND CLUB APARTMENTS SERIES A (MFHR, FHLMC
                  INSURED)ss +/-                                                               1.87    07/01/2031          8,835,000
  11,350,000   CAPITAL TRANSFER AGENCY FLORIDA PORTOFINO VILLAS SERIES A
                  (OTHER REVENUE, FNMA INSURED)ss +/-                                          2.00    04/15/2036         11,350,000
  14,555,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-496 (OTHER REVENUE,
                  MBIA INSURED)ss +/-                                                          1.95    10/01/2037         14,555,000
   6,435,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-547 (OTHER REVENUE,
                  MBIA INSURED)ss +/-                                                          1.90    10/01/2026          6,435,000
     695,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-518 (OTHER REVENUE,
                  AMBAC INSURED)ss +/-                                                         1.88    10/01/2028            695,000
   2,265,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-538 (OTHER REVENUE,
                  AMBAC INSURED)ss +/-                                                         1.88    04/01/2027          2,265,000
   4,000,000   DUVAL COUNTY FL HFA SUNBEAM ROAD APARTMENTS PROJECT
                  (HOUSING REVENUE, US BANK NA LOC)ss +/-                                      1.84    07/01/2025          4,000,000
  53,125,000   FLORIDA GAS SUPPLY PROJECT #2-A-1 (UTILITIES REVENUE)ss +/-                     1.95    11/01/2026         53,125,000
  18,320,000   FLORIDA GAS SUPPLY PROJECT #2-A-2 (UTILITIES REVENUE)ss +/-                     1.90    11/01/2026         18,320,000
  12,700,000   FLORIDA GULF COAST UNIVERSITY FINANCING CORPORATION HOUSING
                  PROJECT SERIES A (COLLEGE AND UNIVERSITY REVENUE, WACHOVIA BANK
                  LOC)ss +/-                                                                   1.86    02/01/2038         12,700,000
  11,800,000   FLORIDA HEFAR FINANCING JACKSONVILLE UNIVERSITY PROJECT (COLLEGE &
                  UNIVERSITY REVENUE, RADIAN INSURED)ss +/-                                    1.85    07/01/2036         11,800,000
   5,100,000   FLORIDA HFA (MFHR, FHLMC INSURED)ss +/-                                         1.94    12/01/2013          5,100,000
  10,500,000   FLORIDA KEYS AQUEDUCT AUTHORITY (OTHER REVENUE)ss +/-                           1.79    09/01/2035         10,500,000
   9,980,000   FLORIDA STATE DEPARTMENT OF ENVIRONMENTAL PROTECTION SERIES 2197
                  (OTHER REVENUE, MBIA INSURED)ss +/-                                          2.04    07/01/2024          9,980,000
  11,450,000   FLORIDA USF FINANCING CORPORATION COP MASTER LEASE PROGRAM SERIES
                  B1 (LEASE REVENUE, AMBAC INSURED)ss +/-                                      1.80    07/01/2035         11,450,000
     385,000   FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT
                  (HCFR, WACHOVIA BANK LOC)ss +/-                                              2.05    12/01/2014            385,000
   2,085,000   HILLSBOROUGH COUNTY FL SCHOOL BOARD COP SERIES C (LEASE REVENUE,                2.55    07/01/2030          2,085,000
                  MBIA INSURED)ss +/-

                   54 Wells Fargo Advantage Money Market Funds


             Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
FLORIDA (continued)
$ 10,685,000   Jacksonville FL Baptist Medical Center Project (HCFR, Wachovia Bank
                  LOC)ss +/-                                                                   2.45%   08/15/2021   $     10,685,000
  20,600,000   Jacksonville FL Health Facilities Authority Baptist Medical Series B
                  (Other Revenue, Bank of America NA LOC)ss +/-                                2.45    08/15/2033         20,600,000
  10,835,000   Martin County FL Power & Light Company Project (IDR)ss +/-                      2.40    07/15/2022         10,835,000
  10,180,000   Miami Dade County FL Expressway Authority Series 1339 (Toll Road
                  Revenue)ss +/-                                                               2.34    07/01/2012         10,180,000
  44,225,000   Miami Dade County FL Health Facilities Authority Miami Childrens
                  Hospital Project B2 (HCFR, MBIA Insured)ss +/-                               1.80    08/01/2034         44,225,000
  44,250,000   Miami Dade County FL Health Facilities Authority Miami Childrens
                  Hospital Project B3 (HCFR, MBIA Insured)ss +/-                               1.80    08/01/2034         44,250,000
   6,135,000   Miami Dade County FL School Board (Lease Revenue, First Security
                  Bank LOC)ss +/-++                                                            2.19    08/01/2021          6,135,000
  13,490,000   Miami Dade County FL Series 2839 (Property Tax Revenue, Guarantee
                  Agreement)ss +/-                                                             1.99    07/01/2013         13,490,000
  17,500,000   North Broward FL Hospital District (Healthcare Facilities Revenue,
                  MBIA Insured)ss +/-                                                          1.85    01/15/2027         17,500,000
  15,000,000   North Broward FL Hospital District Series A
                  (Healthcare Facilities Revenue, MBIA Insured)ss +/-                          1.85    01/15/2027         15,000,000
   1,415,000   Orange County FL Central Florida YMCA Project Series A (IDR, Bank of
                  America NA LOC)ss +/-                                                        1.92    05/01/2027          1,415,000
   3,625,000   Orange County FL Educational Facilities Authority Rollins College
                  Project (College & University Revenue, Bank of America NA
                  LOC)ss +/-                                                                   1.90    12/01/2034          3,625,000
  24,585,000   Orange County FL School Board COP Series A
                  (General Obligation - School Districts, MBIA Insured)ss                      5.25    08/01/2023         25,613,808
   4,170,000   Palm Beach County FL Childrens Home Project
                  (Other Revenue, Bank of America NA LOC)ss +/-                                1.90    05/01/2038          4,170,000
   3,060,000   Palm Beach County FL Jupiter Medical Center Incorporated Series B
                  (Healthcare Facilities Revenue, Wachovia Bank LOC)ss +/-                     1.90    08/01/2020          3,060,000
   3,400,000   Palm Beach County FL Kings Academy Incorporated Project
                  (Private School Revenue, Wachovia Bank LOC)ss +/-                            1.86    08/01/2031          3,400,000
     300,000   Palm Beach County FL Norton Gallery Incorporated
                  (College & University Revenue, Northern Trust Corporation
                  LOC)ss +/-                                                                   1.85    05/01/2025            300,000
  12,990,000   Palm Beach County FL School Board Series 2089
                  (Other Revenue, First Security Bank LOC)ss +/-                               1.99    08/01/2026         12,990,000
  10,460,000   Palm Beach County FL School Board Series 2925Z
                  (Lease Revenue, First Security Bank LOC)ss +/-                               1.99    08/01/2011         10,460,000
   5,500,000   Palm Beach County FL Zoological Society Incorporated Project
                  (Recreational Facilities Revenue, Northern Trust Corporation
                   LOC)ss +/-                                                                  1.86    05/01/2031          5,500,000
   4,830,000   Port of Saint Joe FL (Water & Sewer Revenue, Regions Bank LOC)ss +/-            1.87    12/01/2038          4,830,000
  27,135,000   Sarasota County FL Continuing Care Retirement Community Glenridge
                  Palmer Project (HFFA Revenue, Bank of Scotland LOC)ss +/-                    2.45    06/01/2036         27,135,000
   5,090,000   Sarasota County FL Planned Parenthood Incorporated Project
                  (Other Revenue, Wachovia Bank LOC)ss +/-                                     1.87    10/01/2041          5,090,000
  15,600,000   Sarasota County FL Public Hospital District (Hospital Revenue, AMBAC
                  Insured)ss +/-                                                               1.81    07/01/2037         15,600,000
   1,175,000   Sarasota County FL Sarasota Military Academy
                  (Private School Revenue, Wachovia Bank LOC)ss +/-                            1.90    02/01/2034          1,175,000
  10,745,000   South FL Water Management District COP (Lease Revenue, AMBAC
                  Insured)ss +/-                                                               1.87    10/01/2022         10,745,000
  19,730,000   South FL Water Management District COP Class A (Lease Revenue, AMBAC
                  Insured)ss +/-                                                               1.97    10/01/2036         19,730,000
  19,960,000   Tampa Bay FL Water Utility System (Water Revenue, FGIC
                  Insured)ss +/-                                                               1.85    10/01/2023         19,960,000
  14,300,000   Tampa FL University of Tampa LLC Project (HEFAR)ss +/-                          1.85    10/01/2037         14,300,000
  30,000,000   University of South Florida Financing Corporation COP
                  (Lease Revenue, Wachovia Bank LOC)ss +/-                                     1.80    07/01/2037         30,000,000
                                                                                                                         619,338,808
                                                                                                                    ----------------
GEORGIA: 4.69%
  20,000,000   Atlanta GA (Water & Sewer Revenue, Wachovia Bank LOC)ss +/-                     1.82    11/01/2041         20,000,000
  14,250,000   Atlanta GA Airport Passenger Facility Charge (Other Revenue, First
                  Security Bank LOC)ss +/-                                                     2.21    01/01/2033         14,250,000
   6,205,000   Atlanta GA Westside Project Series B (Tax Incremental Revenue,
                  Wachovia Bank LOC)ss +/-                                                     1.88    12/01/2023          6,205,000
  82,300,000   Cobb County GA (Property Tax Revenue)                                           2.25    12/31/2008         82,486,793

                   Wells Fargo Advantage Money Market Funds 55


             Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
GEORGIA (continued)
$  3,195,000   COBB COUNTY GA HOUSING AUTHORITY TAMARRON APARTMENTS PROJECT
                  (HOUSING REVENUE, FHLMC INSURED)ss +/-                                       1.90%   03/01/2024   $      3,195,000
  10,000,000   COBB COUNTY GA KENNESTONE HOSPITAL AUTHORITY (OTHER REVENUE,
                  SUNTRUST BANK LOC)ss +/-                                                     1.86    04/01/2040         10,000,000
   8,375,000   DEKALB NEWTOWN GWINETT COUNTIES GA REAL ESTATE PACKAGE I LLC
                  (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK LOC)ss +/-                      1.90    06/01/2032          8,375,000
  14,995,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY CATHOLIC SCHOOL PROPERTIES
                  INCORPORATED (PRIVATE SCHOOL REVENUE, WACHOVIA BANK LOC)ss +/-               1.85    04/01/2024         14,995,000
   3,500,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY GEORGIA TECH FACILITIES
                  PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE, SUNTRUST BANK
                  LOC)ss +/-                                                                   1.90    05/01/2037          3,500,000
   3,500,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY GEORGIA TECH FACILITIES
                  PROJECT SERIES B (COLLEGE & UNIVERSITY REVENUE, SUNTRUST BANK
                  LOC)ss +/-                                                                   1.90    06/01/2032          3,500,000
   9,295,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY GEORGIA TECH FACILITIES
                  PROJECT SERIES D (OTHER REVENUE, SUNTRUST BANK LOC)ss +/-                    1.90    06/01/2020          9,295,000
   4,760,000   FULTON COUNTY GA NORTHSIDE SERIES B (HOSPITAL REVENUE, WACHOVIA
                  BANK LOC)ss +/-                                                              2.45    10/01/2033          4,760,000
  22,740,000   FULTON COUNTY GA RESIDENTIAL CARE FACILITIES FIRST MORTGAGE
                  LENBROOK PROJECT C (HOSPITAL REVENUE, BANK OF SCOTLAND LOC)ss +/-            1.85    07/01/2017         22,740,000
  13,410,000   FULTON COUNTY GA SERIES 1474 (WATER & SEWER REVENUE)ss +/-                      1.99    07/01/2012         13,410,000
  16,000,000   GEORGIA MEDICAL CENTER HOSPITAL AUTHORITY (OTHER REVENUE)ss +/-                 1.90    03/07/2013         16,000,000
  12,000,000   GEORGIA MUNICIPAL GAS AUTHORITY PORTFOLIO III PROJECT SERIES B
                  (OTHER REVENUE, WACHOVIA BANK LOC)ss +/-                                     1.92    02/01/2015         12,000,000
   5,500,000   GEORGIA PRIVATE COLLEGES & UNIVERSITY AUTHORITY MERCER UNIVERSITY
                  PROJECT SERIES A (OTHER REVENUE)ss +/-                                       1.88    10/01/2036          5,500,000
  24,885,000   HEARD COUNTY GA DEVELOPMENT AUTHORITY OWER WANSLEY (OTHER
                  REVENUE)ss +/-                                                               2.50    09/01/2029         24,885,000
   4,000,000   MONROE COUNTY GA DEVELOPMENT AUTHORITY SCHERER PROJECT (OTHER
                  REVENUE)ss +/-                                                               2.47    04/01/2032          4,000,000
   9,285,000   ROSELL GA HOUSING AUTHORITY (HOUSING REVENUE, FHLMC INSURED)ss +/-              1.90    01/01/2034          9,285,000
                                                                                                                         288,381,793
                                                                                                                   ----------------
HAWAII: 0.12%
   7,235,000   HAWAII STATE (TOLL ROAD REVENUE, FIRST SECURITY BANK LOC)ss +/-                 1.96    07/01/2019          7,235,000
                                                                                                                    ----------------
IDAHO: 1.11%
  17,800,000   COEUR D ALENE ID (OTHER REVENUE, BANK OF AMERICA NA LOC)ss +/-                  1.90    08/15/2022         17,800,000
  49,885,000   IDAHO STATE TAX ANTICIPATION NOTES (PROPERTY TAX REVENUE)                       3.00    06/30/2009         50,402,288
                                                                                                                          68,202,288
                                                                                                                    ----------------
ILLINOIS: 7.10%
  16,340,000   CHICAGO IL BOARD OF EDUCATION SERIES 3010 (PROPERTY TAX REVENUE,
                  AMBAC INSURED)ss +/-                                                         1.84    12/01/2030         16,340,000
  18,580,000   COOK COUNTY IL (OTHER REVENUE, FIRST SECURITY BANK LOC)ss +/-                   1.98    11/15/2025         18,580,000
  11,597,500   COOK COUNTY IL GO CERTIFICATES SERIES 458 (PROPERTY TAX REVENUE,
                  FGIC INSURED)ss +/-                                                          2.14    11/15/2028         11,597,500
  10,595,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-502
                  (OTHER REVENUE, FIRST SECURITY BANK LOC)ss +/-                               2.00    01/01/2033         10,595,000
   1,630,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-555
                  (OTHER REVENUE, FIRST SECURITY BANK LOC)ss +/-                               2.00    12/01/2021          1,630,000
   5,000,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-623 (SALES TAX
                  REVENUE, MBIA INSURED)ss +/-                                                 1.88    06/15/2040          5,000,000
   4,560,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-534 (OTHER REVENUE,
                  AMBAC INSURED)ss +/-                                                         1.88    01/01/2022          4,560,000
  24,800,000   HOFFMAN ESTATES IL HOFFMAN ESTATES ECONOMIC
                  (TAX REVENUE, NORTHERN TRUST CORPORATION LOC)ss +/-                          1.83    01/01/2010         24,800,000
   5,480,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY CHICAGO ACADEMY OF SCIENCES
                  (RECREATIONAL FACILITIES REVENUE, JPMORGAN CHASE BANK LOC)ss +/-             1.87    01/01/2033          5,480,000
   8,200,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY CHICAGO SYMPHONY ORCHESTRA
                  PROJECT (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST CORPORATION
                  LOC)ss +/-                                                                   1.80    12/01/2028          8,200,000
   4,500,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY COOK COMMUNICATIONS PROJECT
                  (OTHER REVENUE, BANK OF AMERICA NA LOC)ss +/-                                1.90    03/01/2017          4,500,000
   1,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY LAKE FOREST ACADEMY
                  (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss +/-                        1.84    12/01/2024          1,000,000

                   56 Wells Fargo Advantage Money Market Funds


             Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
ILLINOIS (continued)
$  4,300,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY LOYALA ACADEMY PROJECT
                  (PRIVATE SCHOOL REVENUE, JPMORGAN CHASE BANK LOC)ss +/-                      1.87%   10/01/2031   $      4,300,000
  22,435,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCCORMICK THEOLOGICAL
                  PROJECT B (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION
                  LOC)ss +/-                                                                   1.84    06/01/2035         22,435,000
   9,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY PRESBYTERIAN HOMES
                  PROJECT (HCFR, NORTHERN TRUST CORPORATION LOC)ss +/-                         1.84    04/01/2035          9,000,000
  14,500,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY ROOSEVELT UNIVERSITY
                  PROJECT (COLLEGE & UNIVERSITY REVENUE, JPMORGAN CHASE BANK
                  LOC)ss +/-                                                                   1.87    04/01/2025         14,500,000
  10,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY ST. IGNATIUS COLLEGE
                  (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss +/-                        1.84    06/01/2024         10,000,000
   5,000,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY CHICAGO ZOOLOGICAL
                  SOCIETY SERIES B (OTHER REVENUE, NORTHERN TRUST CORPORATION
                  LOC)ss +/-                                                                   1.84    12/15/2025          5,000,000
     185,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY NEWBERRY LIBRARY
                  PROJECT (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss +/-                1.98    03/01/2028            185,000
   8,385,000   ILLINOIS FINANCE AUTHORITY BRADLEY UNIVERSITY SERIES A
                  (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss +/-                        1.86    04/01/2033          8,385,000
   7,450,000   ILLINOIS FINANCE AUTHORITY BRADLEY UNIVERSITY SERIES B
                  (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss +/-                        2.00    04/01/2038          7,450,000
   8,000,000   ILLINOIS FINANCE AUTHORITY CHICAGO SYMPHONY ORCHESTRA
                  (RECREATIONAL FACILITIES REVENUE)ss +/-                                      1.80    05/01/2048          8,000,000
   5,000,000   ILLINOIS FINANCE AUTHORITY CHICAGOLAND LABORERS SERIES 2
                  (OTHER REVENUE, FIFTH THIRD BANK LOC)ss +/-                                  1.84    06/01/2038          5,000,000
   2,400,000   ILLINOIS FINANCE AUTHORITY ELGIN ACADEMY PROJECT
                  (OTHER REVENUE)ss +/-                                                        1.88    06/01/2037          2,400,000
   8,600,000   ILLINOIS FINANCE AUTHORITY ELMHURST MEMORIAL HEALTHCARE SERIES D
                  (HCFR, NORTHERN TRUST CORPORATION LOC)ss +/-                                 1.79    01/01/2048          8,600,000
   5,635,000   ILLINOIS FINANCE AUTHORITY LAKE COUNTY FAMILY YMCA (OTHER
                  REVENUE)ss +/-                                                               1.87    11/01/2037          5,635,000
  12,750,000   ILLINOIS FINANCE AUTHORITY LAKE FOREST COUNTRY DAY SCHOOL
                  PROJECT (PRIVATE SCHOOL REVENUE, NORTHERN TRUST CORPORATION
                  LOC)ss +/-                                                                   1.84    07/01/2035         12,750,000
  26,075,000   ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES
                  (HFFA REVENUE, NORTHERN TRUST CORPORATION LOC)ss +/-                         1.84    09/01/2024         26,075,000
  20,000,000   ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES PROJECT
                  (OTHER REVENUE, FIRST SECURITY BANK LOC)ss +/-                               2.08    09/01/2031         20,000,000
   8,800,000   ILLINOIS FINANCE AUTHORITY RICHARD H. DRIEHAUS MUSEUM
                  (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss +/-                        1.84    02/01/2035          8,800,000
   4,400,000   ILLINOIS FINANCE AUTHORITY SACRED HEART SCHOOLS PROJECT
                  (OTHER REVENUE, FIFTH THIRD BANK LOC)ss +/-                                  1.84    07/01/2042          4,400,000
  43,570,000   ILLINOIS FINANCE AUTHORITY SPERTUS INSTITUTE
                  (GO - STATES, TERRITORIES, NORTHERN TRUST CORPORATION LOC)ss +/-             1.83    09/01/2035         43,570,000
  13,000,000   ILLINOIS FINANCE AUTHORITY ST. IGNATIUS COLLEGE
                  (PRIVATE SCHOOL REVENUE, JPMORGAN CHASE BANK LOC)ss +/-                      1.87    12/01/2036         13,000,000
   5,820,000   ILLINOIS FINANCE AUTHORITY THE CATHERINE COOK SCHOOL PROJECT
                  (PRIVATE SCHOOL REVENUE, NORTHERN TRUST CORPORATION LOC)ss +/-               1.85    01/01/2037          5,820,000
   7,200,000   ILLINOIS FINANCE AUTHORITY THRESHOLDS PROJECT
                  (HCFR, NORTHERN TRUST CORPORATION LOC)ss +/-                                 1.84    11/01/2035          7,200,000
   4,500,000   ILLINOIS FINANCE AUTHORITY XAVIER UNIVERSITY
                  (COLLEGE AND UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA
                  LOC)ss +/-                                                                   1.90    10/01/2033          4,500,000
     200,000   ILLINOIS STATE SERIES 660 (PROPERTY TAX REVENUE, AMBAC
                  INSURED)ss +/-                                                               2.34    11/01/2012            200,000
   7,530,000   ILLINOIS STATE SERIES G (GO STATES, TERRITORIES)ss +/-                          1.96    05/01/2012          7,530,000
   5,170,000   ILLINOIS STATE SERIES II (PROPERTY TAX REVENUE, MBIA INSURED)ss +/-             2.04    10/01/2020          5,170,000
   4,100,000   ILLINOIS STATE XAVIER UNIVERSITY PROJECT SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA
                   LOC)ss +/-                                                                  1.90    10/01/2032          4,100,000
   6,000,000   KENDALL KANE & WILL COUNTIES IL COMMUNITY UNIT SCHOOL DISTRICT
                  # 308 (PROPERTY TAX REVENUE, MBIA INSURED)ss +/-                             1.87    02/01/2023          6,000,000
   3,000,000   LAKE VILLA IL ALLENDALE ASSOCIATION PROJECT
                  (OTHER REVENUE, LASALLE NATIONAL BANK NA LOC)ss +/-                          1.93    10/01/2026          3,000,000

                   Wells Fargo Advantage Money Market Funds 57


             Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
ILLINOIS (continued)
$  9,970,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4124
                  (PROPERTY TAX REVENUE, AMBAC INSURED)ss +/-                                  2.09%   01/01/2023   $      9,970,000
  18,455,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4454 (OTHER REVENUE,
                  MBIA INSURED)ss +/-                                                          2.47    01/01/2024         18,455,000
   3,650,000   SAINT CLAIR COUNTY IL MCKENDREE COLLEGE PROJECT
                  (COLLEGE AND UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss +/-               1.90    06/01/2034          3,650,000
   2,475,000   WARREN COUNTY IL MONMOUTH COLLEGE PROJECT
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-              1.87    12/01/2032          2,475,000
   6,000,000   WILL COUNTY IL UNIVERSITY OF SAINT FRANCIS PROJECT
                  (COLLEGE AND UNIVERSITY REVENUE, FIFTH THIRD BANK LOC)ss +/-                 1.86    12/01/2037          6,000,000
                                                                                                                         435,837,500
                                                                                                                    ----------------
INDIANA: 3.50%
  11,190,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2004-11
                  (LEASE REVENUE, FIRST SECURITY BANK LOC)ss +/-                               1.96    01/15/2012         11,190,000
   2,940,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-549 (OTHER REVENUE,
                  FGIC INSURED)ss +/-                                                          1.88    07/10/2021          2,940,000
   2,755,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-550 (OTHER REVENUE,
                  FGIC INSURED)ss +/-                                                          1.84    07/15/2026          2,755,000
  95,210,000   INDIANA ADVANCE FUNDING PROGRAM NOTES SERIES A (OTHER REVENUE)                  3.00    01/30/2009         95,554,712
   5,595,000   INDIANA FINANCE AUTHORITY NORTHSHORE HEALTH CENTER PROJECT
                  (HEALTHCARE FACILITIES REVENUE)ss +/-                                        2.43    07/01/2038          5,595,000
   5,325,000   INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY
                  CLARIAN HEALTH SERIES C (OTHER REVENUE, BRANCH BANKING &
                  TRUST)ss +/-                                                                 1.60    02/15/2030          5,325,000
   8,980,000   INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY
                  CLARIAN HEALTH SERIES D (OTHER REVENUE, BRANCH BANKING &
                  TRUST)ss +/-                                                                 1.80    02/15/2030          8,980,000
  14,195,000   INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY
                  SCHNECK MEMORIAL HOSPITAL SERIES B (HOSPITAL REVENUE, FIFTH THIRD
                  BANK LOC)ss +/-                                                              2.48    02/15/2036         14,195,000
  10,720,000   INDIANA HFFA DEACONESS HOSPITAL INCORPORATION (HCFR, FIFTH THIRD
                  BANK LOC)ss +/-                                                              1.83    01/01/2022         10,720,000
   1,245,000   INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION SERIES A
                  (HCFR, US BANK NA LOC)ss +/-                                                 2.48    10/01/2032          1,245,000
   7,000,000   INDIANA MARGARET MARY COMMUNITY HOSPITAL SERIES A (HEALTH
                  FACILITIES FINANCING AUTHORITY REVENUE, FIFTH THIRD BANK
                  LOC)ss +/-                                                                   2.48    12/01/2029          7,000,000
   1,600,000   INDIANA PROJECT A (HFFA REVENUE, COMERICA BANK NA LOC)ss +/-                    2.48    01/01/2035          1,600,000
   2,860,000   INDIANA STATE DEVELOPMENT FINANCE AUTHORITY CATHEDRAL HIGH SCHOOL
                  (PRIVATE SCHOOL REVENUE, FIFTH THIRD BANK LOC)ss +/-                         2.48    09/01/2026          2,860,000
   3,000,000   INDIANA STATE FINANCE AUTHORITY MARION GENERAL HOSPITAL PROJECT
                  SERIES A (OTHER REVENUE, REGIONS BANK LOC)ss +/-                             1.90    07/01/2035          3,000,000
   8,330,000   INDIANA STATE UNIVERSITY OF INDIANAPOLIS
                  (COLLEGE & UNIVERSITY REVENUE, FIFTH THIRD BANK LOC)ss +/-    -              2.48    10/01/2030          8,330,000
   9,975,000   INDIANA TRANSPORTATION FINANCE AUTHORITY SERIES DB 117
                  (TOLL ROAD REVENUE, FGIC INSURED)ss +/-                                      1.88    06/01/2029          9,975,000
  11,905,000   INDIANAPOLIS IN CANAL SQUARE APARTMENTS
                  (MULTI-FAMILY HOUSING REVENUE, FHLMC INSURED)ss +/-                          1.75    04/01/2033         11,905,000
   3,000,000   INDIANAPOLIS IN GAS UTILITY SERIES D208 (OTHER REVENUE, GUARANTEE
                  AGREEMENT)ss +/-                                                             1.92    08/15/2027          3,000,000
   5,000,000   JASPER IN HOSPITAL AUTHORITY LITTLE COMPANY MARY HOSPITAL
                  (HCRD, FIFTH THIRD BANK LOC)ss +/-                                           1.86    05/01/2028          5,000,000
   3,800,000   MARION IN ECONOMIC DEVELOPMENT WESLEYAN UNIVERSITY PROJECT
                  (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss +/-                 1.90    06/01/2036          3,800,000
                                                                                                                         214,969,712
                                                                                                                    ----------------
IOWA: 1.28%
   8,985,000   IOWA FINANCE AUTHORITY CARE INITIATIVES PROJECT (OTHER REVENUE,
                  KBC BANK NV LOC)ss +/-                                                       2.45    11/01/2026          8,985,000
   2,960,000   IOWA FINANCE AUTHORITY CEDARWOOD HILLS PROJECT SERIES A (MFHR,
                  FHLMC INSURED)ss +/-                                                         2.10    05/01/2031          2,960,000
  11,095,000   IOWA FINANCE AUTHORITY GREAT RIVER MEDICAL CENTER PROJECT
                  (HEALTHCARE FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-             2.45    06/01/2027         11,095,000
   9,465,000   IOWA FINANCE AUTHORITY HOLY FAMILY CATHOLIC SCHOOLS
                  (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-            2.48    03/01/2036          9,465,000

                   58 Wells Fargo Advantage Money Market Funds


             Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
IOWA (continued)
$  4,500,000   Iowa Finance Authority Morningside College Project
                  (College & UNIVERSITY REVENUE, US BANK NA LOC)ss +/-                         2.48%   10/01/2012   $      4,500,000
   5,715,000   IOWA FINANCE AUTHORITY STUDENT HOUSING DES MOINES LLC PROJECT A
                  (HOUSING REVENUE, CITIBANK NA LOC)ss +/-                                     1.87    06/01/2039          5,715,000
   2,100,000   IOWA HIGHER EDUCATION LOAN AUTHORITY MOUNT MERCY COLLEGE PROJECT
                  (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss +/-                 2.48    07/01/2025          2,100,000
   4,600,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE DUBUQUE PROJECT
                  (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION
                  LOC)ss +/-                                                                   2.48    05/01/2029          4,600,000
   4,695,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE PROJECT
                  (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss +/-                               2.48    10/01/2038          4,695,000
  14,890,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES AMBROSE
                  (COLLEGE & UNIVERSITY REVENUE LOC)ss +/-                                     2.45    04/01/2033         14,890,000
   1,900,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES DES MOINES
                  UNIVERSITY PROJECT (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK
                  PLC LOC)ss +/-                                                               2.48    10/01/2033          1,900,000
   7,500,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES UNIVERSITY OF
                  DUBUQUE (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION
                  LOC)ss +/-                                                                   2.45    04/01/2035          7,500,000
                                                                                                                          78,405,000
                                                                                                                    ----------------
KENTUCKY: 1.14%
   8,145,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-38 KENTUCKY
                  (SEWER REVENUE, AMBAC INSURED)ss +/-                                         3.34    05/15/2014          8,145,000
  11,360,000   JEFFERSON COUNTY KY STUDENT HOUSING UNIVERSITY OF LOUISVILLE
                  PROJECT SERIES (LEASE REVENUE, WACHOVIA BANK LOC)ss +/-                      1.87    09/01/2029         11,360,000
  22,250,000   KENTUCKY ASSET LIABILITY COMMISSION TRAN SERIES A (OTHER REVENUE)               3.00    06/25/2009         22,466,292
   9,425,000   LOUISVILLE & JEFFERSON COUNTY KY METROPOLITAN GOVERNMENT WATERFORD
                  PLACE APARTMENTS PROJECT (HOUSING REVENUE, FHLMC INSURED)ss +/-              1.90    01/01/2034          9,425,000
   5,100,000   LOUISVILLE & JEFFERSON COUNTY KY ST. MARY ACADEMY PROJECT
                  (OTHER REVENUE, FIFTH THIRD BANK LOC)ss +/-                                  1.86    01/01/2038          5,100,000
   8,555,000   WARREN COUNTY KY BOWLING GREEN WARREN (OTHER REVENUE, GUARANTEE
                  AGREEMENT)ss +/-                                                             1.85    04/01/2037          8,555,000
   5,000,000   WILLIAMSTOWN KY LEAGUE OF CITIES FUNDING TRUST SERIES A
                  (OTHER REVENUE, US BANK NA LOC)ss +/-                                        1.86    07/01/2038          5,000,000
                                                                                                                          70,051,292
                                                                                                                    ----------------
LOUISIANA: 1.88%
  15,000,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2002-17 (OTHER REVENUE, AMBAC
                  INSURED)ss +/-                                                               2.24    06/01/2010         15,000,000
   1,285,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-577 (OTHER REVENUE,
                  AMBAC INSURED)ss +/-                                                         1.88    12/01/2020          1,285,000
   7,350,000   LAFAYETTE LA ECONOMIC DEVELOPMENT AUTHORITY STIRLING LAFAYETTE LLC
                  PROJECT (OTHER REVENUE, REGIONS BANK LOC)ss +/-                              1.89    02/01/2038          7,350,000
   7,845,000   LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)ss +/-                    1.94    09/01/2033          7,845,000
   9,500,000   LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES CDA LASHIP LLC
                  PROJECT (IDR, REGIONS BANK LOC)ss +/-                                        1.85    09/01/2036          9,500,000
  15,400,000   LOUISIANA PUBLIC FACILITIES AUTHORITY CITY PLAZA LLC PROJECT
                  (ECONOMIC DEVELOPMENT REVENUE, REGIONS BANK LOC)ss +/-                       1.87    03/01/2040         15,400,000
   4,000,000   LOUISIANA PUBLIC FACILITIES AUTHORITY THIBODAUX PROJECT
                  (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-                             1.84    12/01/2036          4,000,000
   1,500,000   LOUISIANA PUBLIC FACILITIES AUTHORITY TIGER ATHLETIC FOUNDATION
                  PROJECT (COLLEGE & UNIVERSITY REVENUE)ss +/-                                 1.81    09/01/2034          1,500,000
  29,350,000   LOUISIANA STATE GAS & FUELS TAX CLASS A (SALES TAX REVENUE, FIRST
                  SECURITY BANK LOC)ss +/-                                                     1.95    05/01/2035         29,350,000
  24,000,000   LOUISIANA STATE SERIES A (PROPERTY TAX REVENUE, BANQUE NATIONALE
                  PARIS LOC)ss +/-                                                             1.75    07/01/2026         24,000,000
                                                                                                                         115,230,000
                                                                                                                    ----------------
MAINE: 0.28%
  12,000,000   MAINE FINANCE AUTHORITY FOXCROFT ACADEMY (OTHER REVENUE)ss +/-                  1.82    06/01/2038         12,000,000
   3,660,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 529 (OTHER
                  REVENUE)ss +/-                                                               1.93    12/01/2010          3,660,000

                   Wells Fargo Advantage Money Market Funds 59



             Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
MAINE (CONTINUED)
$  1,800,000   SOUTH BERWICK ME BERWICK ACADEMY ISSUE
                  (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-                    1.86%   08/01/2024   $      1,800,000
                                                                                                                          17,460,000
                                                                                                                    ----------------
MARYLAND: 0.32%
   7,000,000   MARYLAND STATE HEALTH & HEFAR UNIVERSITY OF MARYLAND MEDICAL
                  SYSTEM SERIES A (HCFR, CITIBANK NA LOC)ss +/-                                1.83    07/01/2041          7,000,000
   2,745,000   MONTGOMERY COUNTY MD ECONOMIC DEVELOPMENT
                  (HOSPITAL REVENUE, WACHOVIA BANK LOC)ss +/-                                  1.90    03/01/2032          2,745,000
   6,365,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 537 (OTHER REVENUE)ss +/-          1.93    01/01/2010          6,365,000
   3,650,000   WESTMINSTER MD (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK LOC)ss +/-          1.86    04/01/2030          3,650,000
                                                                                                                          19,760,000
                                                                                                                    ----------------
MASSACHUSETTS: 1.21%
   5,000,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY BUCKINGHAM BROWN &
                  NICHOLS (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE BANK
                  LOC)ss +/-                                                                   1.87    06/01/2036          5,000,000
   3,600,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY JUSTICE RESOURCE
                  INSTITUTE (HEALTHCARE FACILITIES REVENUE, BANK OF AMERICA NA
                  LOC)ss +/-                                                                   1.87    01/01/2032          3,600,000
   4,500,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY OCEAN SPRAY
                  CRANBERRIES PROJECT (IDR, WACHOVIA BANK LOC)ss +/-                           1.88    10/15/2011          4,500,000
  10,600,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY SHADY HILL SCHOOL
                  (OTHER REVENUE)ss +/-                                                        1.82    06/01/2038         10,600,000
   6,500,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY SOLOMON SCHECHTER
                  DAY SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-                  1.86    11/01/2037          6,500,000
   3,025,000   MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  ESSEX MUSEUM (RECREATIONAL FACILITIES REVENUE, BANK OF AMERICA NA
                  LOC)ss +/-                                                                   1.85    07/01/2033          3,025,000
  10,000,000   MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  SOUTH SHORE PROPERTY SERIES A (HEALTHCARE FACILITIES REVENUE,
                  WACHOVIA BANK LOC)ss +/-                                                     1.83    07/01/2033         10,000,000
   6,200,000   MASSACHUSETTS STATE SCHOOL BUILDING AUTHORITY SERIES 2479Z
                  (OTHER REVENUE, FIRST SECURITY BANK LOC)ss +/-                               1.99    08/15/2013          6,200,000
  25,142,000   MASSACHUSETTS STATE SERIES 535 (PROPERTY TAX REVENUE, MBIA
                  INSURED)ss +/-                                                               1.88    11/01/2017         25,142,000
                                                                                                                          74,567,000
                                                                                                                    ----------------
MICHIGAN: 4.01%
   2,200,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2003-35 MICHIGAN
                  (LEASE REVENUE, MBIA INSURED)ss +/-                                          3.34    10/15/2011          2,200,000
   5,780,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2005-33 MICHIGAN
                  (LEASE REVENUE, AMBAC INSURED)ss +/-                                         4.00    10/15/2013          5,780,000
  13,915,000   DETROIT MI (SEWER REVENUE, FIRST SECURITY BANK LOC)ss +/-                       2.19    07/01/2032         13,915,000
   9,375,000   DETROIT MI CITY SCHOOL DISTRICT (OTHER REVENUE, FGIC INSURED)ss +/-             1.98    05/01/2033          9,375,000
  13,000,000   EASTERN MICHIGAN UNIVERSITY (OTHER REVENUE, DEXIA CREDIT LOCAL DE
                  FRANCE LOC)ss +/-                                                            1.85    06/01/2036         13,000,000
   8,185,000   FARMINGTON HILLS MI HOSPITAL FINANCE BOTSFORD OBLIGATED SERIES A
                  (HCFR, US BANK NA LOC)ss +/-                                                 2.48    02/15/2038          8,185,000
  14,000,000   GRAND VALLEY MI STATE UNIVERSITY (COLLEGE & UNIVERSITY
                   REVENUE)ss +/-                                                              1.86    12/01/2025         14,000,000
   9,585,000   KENTWOOD MI PUBLIC SCHOOLS CLASS A (PROPERTY TAX REVENUE, FIRST
                  SECURITY BANK LOC)ss +/-                                                     1.97    05/01/2020          9,585,000
   8,260,000   MICHIGAN HIGHER EDUCATION FACILITIES AUTHORITY (COLLEGE & UNIVERSITY
                  REVENUE, FIFTH THIRD BANK LOC)ss +/-                                         1.88    04/01/2032          8,260,000
   3,000,000   MICHIGAN HIGHER EDUCATION FACILITIES AUTHORITY LAW SCHOOL PROJECT
                  SERIES B (OTHER REVENUE)ss +/-                                               1.85    07/01/2037          3,000,000
   4,125,000   MICHIGAN HIGHER EDUCATION FACILITIES AUTHORITY LIMITED OBLIGATION
                  DAVENPORT UNIVERSITY (OTHER REVENUE, FIFTH THIRD BANK LOC)ss +/-             1.86    08/01/2038          4,125,000
  90,040,000   MICHIGAN MUNICIPAL BOND AUTHORITY SERIES A-2
                  (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)                           3.00    08/20/2009          91,149,727
  15,988,000   MICHIGAN STATE BUILDING AUTHORITY SERIES 2354 (LEASE REVENUE,
                  FIRST SECURITY BANK LOC)ss +/-                                               2.34    10/15/2014         15,988,000
   5,100,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HOLLAND COMMUNITY
                  HOSPITAL SERIES B (HOSPITAL REVENUE, BANK ONE MICHIGAN LOC)ss +/-            1.88    01/01/2034          5,100,000

                   60 Wells Fargo Advantage Money Market Funds


             Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
MICHIGAN (CONTINUED)
$  8,900,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY MCLAREN HEALTH CARE
                  SERIES B (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss +/-                      1.80%   10/15/2030   $      8,900,000
   8,200,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY MCLAREN HEALTH CARE
                  SERIES B (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss +/-                      1.80    10/15/2030          8,200,000
     490,000   MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION DE LA SALLE
                  COLLEGIATE PROJECT (COLLEGE & UNIVERSITY REVENUE, FIFTH THIRD
                  BANK LOC)ss +/-                                                              1.88    06/01/2031            490,000
   5,370,000   MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION ENVIRONMENTAL
                  RESEARCH INSTITUTE SERIES A (OTHER REVENUE, FIFTH THIRD BANK
                  LOC)ss +/-                                                                   1.92    10/01/2015          5,370,000
   6,835,000   OAKLAND COUNTY MI ECONOMIC DEVELOPMENT CORPORATION LIMITED
                  OBLIGATION PONTIAC VISION SCHOOLS PROJECT (PRIVATE SCHOOL REVENUE,
                  ALLIED IRISH BANK PLC LOC)ss +/-                                             1.90    08/01/2020          6,835,000
  13,020,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 494
                  (OTHER REVENUE, FIRST SECURITY BANK LOC)ss +/-                               2.45    09/15/2024         13,020,000
                                                                                                                         246,477,727
                                                                                                                    ----------------
MINNESOTA: 5.23%
   5,350,000   ABN AMRO MUNITOPS CFFS TRUST 2007-7 MINNESOTA (PROPERTY TAX REVENUE,
                  MBIA INSURED)ss +/-                                                          2.24    02/01/2015          5,350,000
   9,315,000   ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING REVENUE,
                  FNMA INSURED)ss +/-                                                          2.00    11/15/2033          9,315,000
     780,000   ARDEN HILLS MN HOUSING & HEALTHCARE FACILITIES PRESBYTERIAN HOMES
                  SERIES A UNITED STATES BANK INSURED (HCFR, US BANK NA LOC)ss +/-             2.48    09/01/2029            780,000
   3,074,000   ARDEN HILLS MN PRESBYTERIAN HOMES SERIES B (HCFR, US BANK NA
                  LOC)ss +/-                                                                   2.48    09/01/2029          3,074,000
   5,725,000   BLOOMINGTON MN PRESBYTERIAN HOMES (OTHER REVENUE, FHLMC
                  INSURED)ss +/-                                                               2.00    07/01/2038          5,725,000
   4,000,000   BROOKLYN CENTER MN BROOKDALE CORPORATION II PROJECT (IDR, FIRSTAR
                  BANK NA LOC)ss +/-                                                           2.48    12/01/2014          4,000,000
   3,495,000   BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA INSURED)ss +/-             2.00    07/15/2030          3,495,000
   7,125,000   BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MFHR, FHLMC
                  INSURED)ss +/-                                                               2.00    01/01/2035          7,125,000
   1,580,000   CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HCFR, BANK OF NEW
                  YORK LOC)ss +/-                                                              2.45    11/01/2035          1,580,000
   1,250,000   COHASSET MN POWER & LIGHT COMPANY PROJECT C (IDR LOC, ABN AMRO
                  BANK INSURED)ss +/-                                                          1.90    06/01/2013          1,250,000
   1,850,000   CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT (MFHR LOC, FHLB
                  INSURED)ss +/-                                                               2.00    05/01/2027          1,850,000
   3,345,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-489 (OTHER REVENUE,
                  AMBAC INSURED)ss +/-                                                         1.92    01/01/2030          3,345,000
   8,930,000   EAGAN MN MFHR FLOATS PT 1221 (MFHR LOC)ss +/-                                   2.02    12/01/2029          8,930,000
     800,000   EDEN PRAIRIE MN EDEN GLEN APARTMENTS PROJECT (MFHR, FNMA
                  INSURED)ss +/-                                                               2.00    02/15/2031            800,000
   7,375,000   ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES 183
                  (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)ss +/-                        1.96    02/01/2021          7,375,000
   5,250,000   FOREST LAKE MN KILKENNY COURT APARTMENTS PROJECT (OTHER REVENUE,
                  FNMA INSURED)ss +/-                                                          1.71    08/15/2038          5,250,000
  11,285,000   INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT
                  (HOUSING REVENUE, FNMA INSURED)ss +/-                                        2.00    05/15/2035         11,285,000
     510,000   MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT (HOUSING REVENUE
                  LOC)ss +/-                                                                   2.00    03/01/2029            510,000
   2,165,000   MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY PROJECT
                  (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss +/-                               1.90    10/01/2023          2,165,000
   7,130,000   MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY PROJECT
                  (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss +/-                               1.90    10/01/2031          7,130,000
  20,920,000   MINNEAPOLIS & SAINT PAUL MN HOUSING & RDA CHILDRENS HOSPITALS
                  CLINIC SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)ss +/-               2.60    08/15/2037         20,920,000
   7,775,000   MINNEAPOLIS & SAINT PAUL MN HOUSING & RDA HEALTH CARE FACILITIES
                  SERIES A (HEALTHCARE FACILITIES REVENUE, FIRST SECURITY BANK
                  LOC)ss +/-                                                                   2.60    08/15/2034          7,775,000
  24,500,000   MINNEAPOLIS & SAINT PAUL MN HOUSING & RDA SERIES B1
                  (HEALTHCARE FACILITIES REVENUE, BANK OF NEW YORK LOC)ss +/-                  1.75    11/15/2034         24,500,000
   1,700,000   MINNEAPOLIS MN MACPHAIL CENTER FOR MUSIC PROJECT
                  (STATE & LOCAL GOVERNMENTS, US BANK NA LOC)ss +/-                            2.48    08/01/2036          1,700,000
   3,330,000   MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A
                  (OTHER REVENUE, US BANK NA LOC)ss +/-                                        2.48    10/01/2021          3,330,000
   3,875,000   MINNEAPOLIS ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE
                  SERIES B (HCFR, FIRST SECURITY BANK LOC)ss +/-                               2.60    08/15/2025          3,875,000
   7,100,000   MINNEAPOLIS ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE
                  SERIES B (OTHER REVENUE, FIRST SECURITY BANK LOC)ss +/-                      2.60    08/15/2025          7,100,000

                   Wells Fargo Advantage Money Market Funds 61


             Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
MINNESOTA (CONTINUED)
$ 26,080,000   MINNEAPOLIS ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS CLINICS
                  SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)ss +/-                      2.60%   08/15/2037   $     26,080,000
   9,310,000   MINNEAPOLIS ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION MUNI
                  TRUST RECEIPTS SERIES SG136 (AIRPORT REVENUE LOC)ss +/-                      1.87    01/01/2025          9,310,000
  10,780,000   MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH CARE
                  FACILITY ESSENTIAL C4 (HCFR, GUARANTEE AGREEMENT)ss +/-                      2.60    02/15/2030         10,780,000
     880,000   MINNESOTA PUBLIC FACILITIES AUTHORITY WATER MERLOTS SERIES
                  2003-B06 (PCR LOC)ss +/-                                                     1.92    03/01/2021            880,000
     100,000   MINNESOTA STATE (PROPERTY TAX REVENUE)ss +/-                                    1.79    08/01/2024            100,000
   1,000,000   MINNESOTA STATE CLASS A (TAX REVENUE, CITIBANK NA LOC)ss +/-                    1.88    10/01/2019          1,000,000
   2,255,000   MINNESOTA STATE CONCORDIA UNIVERSITY SERIES P1
                  (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)ss +/-                         2.63    04/01/2027          2,255,000
   9,815,000   MINNESOTA STATE HEFAR SCHOLASTICA SERIES 6A
                  (HOUSING REVENUE, MARSHALL & ISLEY BANK LOC)ss +/-                           2.45    12/01/2034          9,815,000
   2,860,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-              1.85    10/01/2021          2,860,000
   5,235,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5C
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-              1.85    04/01/2025          5,235,000
   5,585,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-              1.85    04/01/2027          5,585,000
     585,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H
                  (OTHER REVENUE, BANK OF NEW YORK LOC)ss +/-                                  1.84    10/01/2032            585,000
   3,820,000   MINNETONKA MN (HOUSING REVENUE, FNMA INSURED)ss +/-                             2.00    05/15/2034          3,820,000
   2,665,000   MINNETONKA MN MINNETONKA HILLS APARTMENTS (MFHR, FNMA INSURED)ss +/-            2.00    11/15/2031          2,665,000
   9,685,000   OAK PARK HEIGHTS MN BOUTWELLS LANDING PROJECT (HOUSING REVENUE,
                  FHLMC)ss +/-                                                                 2.00    11/01/2035          9,685,000
   5,150,000   PINE CITY MN (STATE AGENCY HOUSING REVENUE, FNMA INSURED)ss +/-                 2.00    05/15/2036          5,150,000
   2,865,000   PLYMOUTH MN LANCASTER VILLAGE APARTMENTS PROJECT (HOUSING REVENUE,
                  FNMA INSURED)ss +/-                                                          2.00    09/15/2031          2,865,000
     255,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4208 (WATER
                  REVENUE)ss +/-                                                               1.85    03/01/2027            255,000
     550,000   ROSEVILLE MN PRESBYTERIAN HOMES CARE PROJECT (HCFR, US BANK NA
                  LOC)ss +/-                                                                   2.48    10/01/2029            550,000
   2,205,000   ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN
                  COLLEGE PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)ss +/-                   2.48    11/01/2022          2,205,000
   8,670,000   ROSEWELL NM ROSWELL LLC PROJECT SERIES A (COLLEGE & UNIVERSITY
                  REVENUE)ss +/-                                                               1.87    07/01/2036          8,670,000
   2,000,000   ST. ANTHONY MN AUTUMN WOODS HOUSING PROJECT (MFHR, FNMA)ss +/-                  2.00    05/15/2032          2,000,000
     475,000   ST. LOUIS PARK MN CATHOLIC FINANCE CORPORATION
                  (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-            1.85    10/01/2025            475,000
  11,300,000   ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA INSURED)ss +/-                    2.00    10/01/2035         11,300,000
   2,510,000   ST. PAUL MN HOUSING & RDA DISTRICT HEATING REVENUE SERIES A (WATER
                  REVENUE LOC)ss +/-                                                           1.85    12/01/2012          2,510,000
   1,000,000   ST. PAUL MN HOUSING & RDA HIGHLAND RIDGE PROJECT (MFHR, FNMA
                  INSURED)ss +/-                                                               2.00    10/01/2033          1,000,000
   5,755,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT
                  (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-                             2.48    05/01/2022          5,755,000
   5,255,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT
                  (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-                             2.45    10/01/2025          5,255,000
   1,665,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES M
                  (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss +/-                      2.48    03/01/2021          1,665,000
   1,460,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES O
                  (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss +/-                      2.48    03/01/2012          1,460,000
   1,630,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES Q
                  (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss +/-                      1.85    03/01/2022          1,630,000
   1,905,000   ST. PAUL MN PORT AUTHORITY DISTRICT HEATING REVENUE SERIES J
                  (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss +/-                      1.85    12/01/2025          1,905,000
   3,590,000   ST. PAUL MN PORT AUTHORITY MFHR (HOUSING REVENUE, FHLMC
                  INSURED)ss +/-                                                               2.00    02/01/2034          3,590,000
   7,160,000   ST. PAUL MN PORT AUTHORITY TAX INCREMENT WESTGATE OFFICE &
                  INDUSTRIAL CENTER PROJECT (IDR, US BANK NA LOC)ss +/-                        2.00    02/01/2015          7,160,000
   5,805,000   ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE, ALLIED
                  IRISH BANK PLC LOC)ss +/-                                                    2.45    05/01/2025          5,805,000
                                                                                                                         321,394,000
                                                                                                                    ----------------

                   62 Wells Fargo Advantage Money Market Funds


             Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
MISSISSIPPI: 0.95%
$ 14,825,000   MISSISSIPPI BUSINESS FINANCE CORPORATION JACKSON STATE UNIVERSITY
                  SERIES A1 (OTHER REVENUE, WACHOVIA BANK LOC)ss +/-                           1.88%   01/01/2033   $     14,825,000
  12,870,000   MISSISSIPPI BUSINESS FINANCE CORPORATION RENAISSANCE COLONY PARK
                  LLC (OTHER REVENUE, REGIONS BANK LOC)ss +/-                                  1.89    05/01/2035         12,870,000
  19,140,000   MISSISSIPPI BUSINESS FINANCE CORPORATION TINDALL CORPORATION
                  PROJECT (IDR, WACHOVIA BANK LOC)ss +/-                                       1.86    04/01/2028         19,140,000
   6,000,000   MISSISSIPPI BUSINESS FINANCE CORPORATION TRI STATE TRUCK CENTER
                  INCORPORATED PROJECT (OTHER REVENUE, REGIONS BANK LOC)ss +/-                 1.89    03/01/2033          6,000,000
   5,585,000   RESET OPTION CERTIFICATES TRUST MISSISSIPPI DEVELOPMENT
                  (TOLL ROAD REVENUE, FIRST SECURITY BANK LOC)ss +/-                           2.19    01/01/2025          5,585,000
                                                                                                                          58,420,000
                                                                                                                    ----------------
MISSOURI: 2.18%
  13,065,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-90
                  (COLLEGE & UNIVERSITY REVENUE, ABN AMRO BANK NV LOC)ss +/-                   1.83    01/15/2015         13,065,000
   4,300,000   INDEPENDENCE MO IDA THE MANSIONS PROJECT (MFHR, FHLMC INSURED)ss +/-            1.93    08/01/2035          4,300,000
     465,000   JACKSON COUNTY MO IDA KANSAS CITY HOSPICE (OTHER REVENUE, FIFTH
                  THIRD BANK LOC)ss +/-                                                        1.90    01/01/2030            465,000
  17,700,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN FOUNDATION
                  (OTHER REVENUE LOC)ss +/-                                                    2.45    04/01/2027         17,700,000
   1,905,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN SERIES A
                  (COLLEGE & UNIVERSITY REVENUE LOC)ss +/-                                     2.45    04/01/2027          1,905,000
   8,600,000   KANSAS CITY MO SPECIAL OBLIGATION ROE BARTLE SERIES E
                  (TAX REVENUE, BANK OF AMERICA NA LOC)ss +/-                                  1.81    04/15/2034          8,600,000
   2,400,000   KANSAS CITY MO SPECIAL OBLIGATION ROE BARTLE SERIES F
                  (TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss +/-                        1.81    04/15/2025          2,400,000
   8,305,000   MISSOURI STATE DEVELOPMENT FINANCE BOARD ASSOCIATION OF MUNICIPAL
                  UTILITIES (LEASE REVENUE, US BANK NA LOC)ss +/-                              2.45    06/01/2033          8,305,000
  13,000,000   MISSOURI STATE DEVELOPMENT FINANCE BOARD EWING MARION KAUFFMAN
                  PROJECT SERIES A (OTHER REVENUE)ss +/-                                       2.45    06/01/2037         13,000,000
   5,400,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  CHILDRENS MERCY HOSPITAL SERIES A (HEALTHCARE FACILITIES REVENUE,
                  UBS AG LOC)ss +/-                                                            1.85    05/15/2032          5,400,000
   2,000,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  CHILDRENS MERCY HOSPITAL SERIES B (HEALTHCARE FACILITIES REVENUE, UBS
                  AG LOC)ss +/-                                                                1.85    05/15/2023          2,000,000
  11,630,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY LUTHERAN
                  CHURCH EXTENSION (PRIVATE SCHOOL REVENUE, FIFTH THIRD BANK
                  LOC)ss +/-                                                                   2.40    07/15/2037         11,630,000
   8,350,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY SAINT
                  LUKES HEALTH SYSTEM SERIES A (HEALTHCARE FACILITIES REVENUE, BANK OF
                  AMERICA NA LOC)ss +/-                                                        1.75    11/15/2040          8,350,000
   7,500,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY SAINT
                  LUKES HEALTH SYSTEM SERIES B (HEALTHCARE FACILITIES REVENUE, BANK OF
                  AMERICA NA LOC)ss +/-                                                        1.75    11/15/2040          7,500,000
   7,500,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY SAINT
                  LUKES HEALTH SYSTEM SERIES C (HEALTHCARE FACILITIES REVENUE, BANK OF
                  AMERICA NA LOC)ss +/-                                                        1.75    11/15/2040          7,500,000
   3,600,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY THE
                  WASHINGTON UNIVERSITY SERIES D (COLLEGE AND UNIVERSITY REVENUE,
                  GENERAL OBLIGATION OF INSTITUTION)ss +/-                                     2.45    09/01/2030          3,600,000
   4,400,000   MISSOURI STATE HEFA BAPTIST COLLEGE (COLLEGE & UNIVERSITY
                  REVENUE, US BANK NA LOC)ss +/-                                               2.48    11/15/2022          4,400,000
   1,475,000   MISSOURI STATE HEFA BETHESDA HEALTH GROUP (HCFR, US BANK NA
                  LOC)ss +/-                                                                   2.48    08/01/2034          1,475,000
   2,100,000   MISSOURI STATE HEFA BETHESDA HEALTH GROUP SERIES A (HCFR, US BANK
                  NA LOC)ss +/-                                                                2.45    08/01/2031          2,100,000
     145,000   MISSOURI STATE HEFA ST. LOUIS UNIVERSITY PROJECT SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss +/-                 2.48    10/01/2009            145,000
   9,200,000   MISSOURI STATE HEFA WASHINGTON UNIVERSITY SERIES C
                  (COLLEGE & UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)ss +/-                2.45    09/01/2030          9,200,000
   1,000,000   ST. LOUIS COUNTY MO IDA WHITFIELD SCHOOL INCORPORATED SERIES B
                  (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)ss +/-                         1.85    06/15/2024          1,000,000
                                                                                                                         134,040,000
                                                                                                                    ----------------

                   Wells Fargo Advantage Money Market Funds 63


             Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
NEBRASKA: 0.12%
$  2,370,000   LANCASTER COUNTY NE HOSPITAL AUTHORITY HEALTH FACILITIES REVENUE
                  IMMANUEL HEALTH SYSTEM SERIES A (HFFA REVENUE LOC)ss +/-                     2.60%   07/01/2030   $      2,370,000
   5,100,000   NUCKOLLS COUNTY NE AGREX INCORPORATED PROJECT
                  (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss +/-                               2.00    02/01/2015          5,100,000
                                                                                                                           7,470,000
                                                                                                                    ----------------
NEVADA: 1.25%
  13,600,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-47 NEVADA
                  (PROPERTY TAX REVENUE, MBIA INSURED)ss +/-++                                 3.34    05/01/2014         13,600,000
  12,030,000   CLARK COUNTY NV ECONOMIC DEVELOPMENT OPPORTUNITY VILLAGE
                  FOUNDATION PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC
                  LOC)ss +/-                                                                   1.85    01/01/2037         12,030,000
   1,900,000   CLARK COUNTY NV LUTHERAN SECONDARY SCHOOL ASSOCIATION PROJECT
                  (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-                    1.85    02/01/2030          1,900,000
   4,255,000   CLARK COUNTY NV SCHOOL DISTRICT SERIES D221 (PROPERTY TAX REVENUE,
                  MBIA INSURED)ss +/-                                                          2.17    06/15/2026          4,255,000
  34,000,000   LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER REVENUE, BANK OF NEW YORK
                  LOC)ss +/-                                                                   1.85    10/01/2035         34,000,000
  10,715,000   TRUCKEE MEADOWS NV WATER AUTHORITY SERIES 1879
                  (WATER REVENUE, FIRST SECURITY BANK LOC)ss +/-                               2.34    07/01/2014         10,715,000
                                                                                                                          76,500,000
                                                                                                                    ----------------
NEW HAMPSHIRE: 1.34%
   8,500,000   NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY LRG
                  HEALTHCARE (OTHER REVENUE, RBS CITIZENS NA)ss +/-                            1.86    01/01/2038          8,500,000
  13,785,000   NEW HAMPSHIRE HEFA COLBY SAWYER COLLEGE
                  (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-            1.84    09/01/2036         13,785,000
   6,780,000   NEW HAMPSHIRE HEFA CROTCHED MOUNTAIN REHABILITATION
                  (HFFA REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-                              1.86    01/01/2037          6,780,000
  13,000,000   NEW HAMPSHIRE HEFA FRISBIE MEMORIAL HOSPITAL
                  (HFFA REVENUE, BANK OF AMERICA NA LOC)ss +/-                                 1.88    10/01/2036         13,000,000
   3,595,000   NEW HAMPSHIRE HEFA HEALTH CARE SERIES A
                  (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss +/-                               1.90    01/01/2030          3,595,000
   4,085,000   NEW HAMPSHIRE HEFA PROCTER ACADEMY (OTHER REVENUE, ALLIED IRISH
                  BANK PLC LOC)ss +/-                                                          1.87    07/01/2038          4,085,000
  19,395,000   NEW HAMPSHIRE HEFA ST. ANSELM COLLEGE (OTHER REVENUE, CITIZENS
                  BANK LOC)ss +/-                                                              2.45    06/01/2038         19,395,000
   8,500,000   NEW HAMPSHIRE HEFA TILTON SCHOOL (OTHER REVENUE, BANK OF NOVA
                  SCOTIA)ss +/-                                                                1.86    02/01/2036          8,500,000
   4,685,000   NEW HAMPSHIRE STATE BUSINESS FINANCE AUTHORITY ALICE PECK DAY
                  HEALTH SYSTEM (HOUSING REVENUE, TD BANKNORTH NA)ss +/-                       2.45    10/01/2043          4,685,000
                                                                                                                          82,325,000
                                                                                                                    ----------------
NEW JERSEY: 2.01%
   5,400,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-511 (OTHER REVENUE,
                  MBIA INSURED)ss +/-                                                          1.87    01/01/2032          5,400,000
  30,550,000   NEW JERSEY BUILDING AUTHORITY SUBSERIES A2 (OTHER REVENUE, BANK OF
                  NEW YORK LOC)ss +/-                                                          1.65    06/15/2023         30,550,000
   3,330,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (OTHER REVENUE)ss +/-                 1.87    06/15/2031          3,330,000
  41,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (OTHER REVENUE, FGIC
                  INSURED)ss +/-                                                               1.83    09/01/2027         41,000,000
  35,560,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4036
                  (TRANSPORTATION REVENUE, AMBAC INSURED)ss +/-                                1.83    01/01/2025         35,560,000
   7,355,000   SALEM COUNTY NJ IMPROVEMENT AUTHORITY FRIENDS HOME WOODSTOWN
                  INCORPORATED (HCFR, ALLIED IRISH BANK PLC LOC)ss +/-                         1.95    04/01/2034          7,355,000
                                                                                                                         123,195,000
                                                                                                                    ----------------
NEW MEXICO: 1.30%
   5,000,000   NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES A1
                  (OTHER REVENUE, STATE STREET BANK & TRUST LOC)ss +/-                         1.80    06/15/2024          5,000,000
  24,000,000   NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES A2 (OTHER REVENUE,
                  UBS AG LOC)ss +/-                                                            1.90    06/15/2024         24,000,000
  43,200,000   NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES B2 (OTHER REVENUE,
                  UBS AG LOC)ss +/-                                                            1.90    12/15/2026         43,200,000
   7,400,000   SANTA FE COUNTY NM ARCHIDICESE SANTA FE SCHOOL SERIES A
                  (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-                    1.90    06/01/2028          7,400,000
                                                                                                                          79,600,000
                                                                                                                    ----------------



                   64 Wells Fargo Advantage Money Market Funds


             Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------    ----------------
NEW YORK: 2.53%
$  9,700,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-49 NEW YORK
                  (TRANSPORTATION REVENUE, MBIA INSURED)ss +/-                                 2.24%   11/15/2014   $      9,700,000
  11,315,000   METROPOLITAN NY TRANSITION AUTHORITY (TRANSPORTATION REVENUE,
                  AMBAC INSURED)ss +/-                                                         1.83    11/15/2023         11,315,000
  14,425,000   MONROE COUNTY NY IDA CHERRY RIDGE ASSISTED LIVING
                  (HOUSING REVENUE, HOUSEHOLD SERVICES BANK CORPORATION LOC)ss +/-             1.80    01/01/2035         14,425,000
   4,560,000   NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY SERIES D213
                  (SALES TAX REVENUE, WACHOVIA BANK LOC)ss +/-                                 1.92    11/01/2021          4,560,000
  28,260,000   NEW YORK NY CITY TRANSITIONAL FINANCING AUTHORITY CLASS A
                  (OTHER REVENUE, FGIC INSURED)ss +/-                                          1.96    07/15/2036         28,260,000
   7,150,000   NEW YORK NY SUBSERIES J3 (PROPERTY TAX REVENUE, ALLIED IRISH BANK
                  PLC LOC)ss +/-                                                               2.25    08/01/2023          7,150,000
   5,720,000   NEW YORK STATE DORMITORY AUTHORITY PT 3594 (HCFR, FIRST SECURITY
                  BANK LOC)ss +/-                                                              2.75    08/15/2015          5,720,000
  39,700,000   NEW YORK TSASC INCORPORATED SERIES 1 (OTHER REVENUE)ss                          6.25    07/15/2034         41,617,344
   5,180,000   TOBACCO SETTLEMENT FINANCING CORPORATION NEW YORK (OTHER
                  REVENUE)ss +/-                                                               1.87    06/01/2021          5,180,000
  14,405,000   TOBACCO SETTLEMENT FINANCING CORPORATION NEW YORK SERIES 4508
                  (OTHER REVENUE, AMBAC INSURED)ss +/-                                         1.87    06/01/2021         14,405,000
  13,225,000   TROY NY IDA SERIES D (COLLEGE & UNIVERSITY REVENUE, NORTHERN
                  TRUST CORPORATION LOC)ss +/-                                                 1.65    09/01/2042         13,225,000
                                                                                                                         155,557,344
                                                                                                                    ----------------
NORTH CAROLINA: 0.76%
   5,200,000   MECKLENBURG COUNTY NC COP (LEASE REVENUE LOC)ss +/-                             1.83    02/01/2025          5,200,000
   5,000,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY HILL CENTER
                  PROJECT (OTHER REVENUE, SUNTRUST BANK LOC)ss +/-                             1.90    07/01/2028          5,000,000
   7,300,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY O'NEAL SCHOOL
                  PROJECT (OTHER REVENUE, WACHOVIA BANK LOC)ss +/-                             1.90    09/01/2029          7,300,000
   6,600,000   NORTH CAROLINA MEDICAL CARE COMMISSION BLUE RIDGE SERIES B
                  (HCFR, WACHOVIA BANK LOC)ss +/-                                              2.45    01/01/2036          6,600,000
   2,270,000   NORTH CAROLINA MEDICAL CARE COMMUNITY PRESBYTERIAN HOME PROJECT
                  (HCFR, WACHOVIA BANK LOC)ss +/-                                              1.86    08/01/2024          2,270,000
   8,775,000   NORTH CAROLINA MEDICAL CARE COMMUNITY SOUTHMINSTER PROJECT
                  (HCFR, WACHOVIA BANK LOC)ss +/-                                              1.81    10/01/2015          8,775,000
   5,000,000   PIEDMONT TRIAD NC AIRPORT AUTHORITY SERIES A (AIRPORT REVENUE, BRANCH
                  BANKING & TRUST)ss +/-                                                       1.90    07/01/2032          5,000,000
   6,585,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4186 (HCFR, FIRST
                  SECURITY BANK LOC)ss +/-                                                     2.77    11/01/2020          6,585,000
                                                                                                                          46,730,000
                                                                                                                    ----------------
NORTH DAKOTA: 0.33%
  10,185,000   CASS COUNTY ND HEALTH CARE ESSENTIALS SERIES A1 (HCFR, GUARANTEE
                  AGREEMENT)ss +/-                                                             1.85    02/15/2037         10,185,000
  10,000,000   CASS COUNTY ND HEALTH CARE ESSENTIALS SERIES A2 (HCFR, GUARANTEE
                  AGREEMENT)ss +/-                                                             1.95    02/15/2037         10,000,000
                                                                                                                          20,185,000
                                                                                                                    ----------------
OHIO: 3.06%
   8,000,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2004-4 OHIO
                  (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)ss +/-                          3.34    06/01/2012          8,000,000
   8,000,000   BUTLER COUNTY OH HOSPITAL FACILITIES CINCINNATI CHILDRENS SERIES O
                  (HEALTHCARE FACILITIES REVENUE, FIFTH THIRD BANK LOC)ss +/-                  1.81    05/15/2036          8,000,000
   1,000,000   CINCINNATI & HAMILTON COUNTY OH PORT AUTHORITY KENWOOD OFFICE
                  ASSOCIATION PROJECT (ECONOMIC DEVELOPMENT REVENUE, FIFTH THIRD BANK
                  LOC)ss +/-                                                                   3.20    09/01/2025          1,000,000
  40,000,000   CLEVELAND-CUYAHOGA COUNTY OH PORT AUTHORITY CARNEGIE 89 GARAGE
                  PROJECT (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss +/-                       1.77    01/01/2037         40,000,000
   7,250,000   DELAWARE COUNTY OH HEALTH CARE FACILITIES WILLOW BROOK CHRISTIAN
                  SERIES B (HOUSING REVENUE, FIFTH THIRD BANK LOC)ss +/-                       1.86    01/01/2013          7,250,000
   6,665,000   FRANKLIN COUNTY OH CHELSEA FIRST COMMUNITY VILLAGE PROJECT
                  (HFFA REVENUE, BANK OF AMERICA NA LOC)ss +/-                                 1.93    03/01/2036          6,665,000
   4,900,000   GEAUGA COUNTY OH HEALTH CARE FACILITIES MONTEFIORED HOUSING
                  CORPORATION PROJECT (HEALTHCARE FACILITIES REVENUE, FIFTH THIRD BANK
                  LOC)ss +/-                                                                   2.02    01/01/2026          4,900,000

                   Wells Fargo Advantage Money Market Funds 65


             Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
OHIO (continued)
$ 11,970,000   HAMILTON COUNTY OH PARKING SYSTEM (OTHER REVENUE, JPMORGAN CHASE
                  BANK LOC)ss +/-                                                              1.86%   12/01/2026   $     11,970,000
   3,055,000   LAKE COUNTY OH PORT AUTHORITY LAKE ERIR COLLEGE PROJECT
                  (OTHER REVENUE, FIFTH THIRD BANK LOC)ss +/-                                  1.86    08/01/2034          3,055,000
  22,750,000   LANCASTER OH PORT AUTHORITY (OTHER REVENUE)ss +/-                               1.82    05/01/2038         22,750,000
   3,000,000   MAHONING COUNTY OH FORUM HEALTH OBLIGATION GROUP SERIES B
                  (HOSPITAL REVENUE, FIFTH THIRD BANK LOC)ss +/-                               1.89    12/01/2027          3,000,000
   2,190,000   OHIO STATE HEFAR SERIES A (LEASE REVENUE, FIFTH THIRD BANK
                  LOC)ss +/-                                                                   1.80    09/01/2027          2,190,000
  14,230,000   OHIO STATE HIGHER EDUCATION FACILITIES OHIO DOMINICAN UNIVERSITY
                  PROJECT (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss +/-                       1.87    12/01/2037         14,230,000
  20,000,000   PARMA OH COMMUNITY GENERAL HOSPITAL SERIES A
                  (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss +/-                               1.88    11/01/2029         20,000,000
  10,035,000   PARMA OH PARMA COMMUNITY GENERAL HOSPITAL SERIES C
                  (HCFR, JPMORGAN CHASE BANK LOC)ss +/-                                        1.88    11/01/2030         10,035,000
   5,150,000   SUMMIT COUNTY OH PORT AUTHORITY WELLNESS INSTITUTE
                  (AIRPORT REVENUE, FIFTH THIRD BANK LOC)ss +/-                                1.88    11/01/2036          5,150,000
   2,810,000   WARREN COUNTY OH CINCINNATI ELECTRICITY CORPORATION PROJECT (IDR,
                  SCOTIABANK LOC)ss +/-                                                        2.05    09/01/2015          2,810,000
  12,000,000   WASHINGTON COUNTY OH MARIETTA AREA HEALTH PROJECT
                  (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss +/-                               1.90    03/01/2033         12,000,000
   5,000,000   WILLIAMS COUNTY OH HOSPITAL FACILITIES COMMUNITY HOSPITALS &
                  WELLNESS CENTER (OTHER REVENUE, FIFTH THIRD BANK LOC)ss +/-                  1.86    01/01/2041          5,000,000
                                                                                                                         188,005,000
                                                                                                                    ----------------
OKLAHOMA: 0.26%
   5,335,000   OKLAHOMA STATE IDA TEAL RIDGE MANOR CORPORATION PROJECT
                  (HCFR, BANK OF AMERICA NA LOC)ss +/-                                         1.95    11/01/2018          5,335,000
  10,700,000   OKLAHOMA STATE MUNICIPAL POWER AUTHORITY SERIES 1880
                  (ELECTRIC REVENUE, FGIC INSURED)ss +/-                                       2.34    01/01/2015         10,700,000
                                                                                                                         16,035,000
                                                                                                                    ----------------
OREGON: 0.32%
  19,200,000   OREGON STATE SERIES A (PROPERTY TAX REVENUE)                                    3.00    06/30/2009         19,402,272
                                                                                                                    ----------------
OTHER: 1.10%
   9,695,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2003-5 (PROPERTY TAX REVENUE,
                  PERMANENT SCHOOL FUND GUARANTEED)ss +/-                                      1.84    08/15/2010          9,695,000
   3,347,000   NORTHEAST TAX EXEMPT GRANTOR TRUST CERTIFICATES (OTHER REVENUE,
                  BANK OF AMERICA NA LOC)ss +/-                                                2.06    04/01/2019          3,347,000
  10,495,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4202
                  (PROPERTY TAX REVENUE, FGIC INSURED)ss +/-                                   1.84    06/01/2034         10,495,000
  38,800,000   PUTTABLE FLOATING OPTION TAX EXEMPTS RECEIPTS 389 (HCFR, MBIA
                  INSURED)ss +/-                                                               1.83    08/15/2026         38,800,000
   5,405,000   US BANCORP PROJECT FUNDING TRUST SERIES A (OTHER REVENUE)ss +/-++               1.88    01/01/2010          5,405,000
                                                                                                                          67,742,000
                                                                                                                    ----------------
PENNSYLVANIA: 4.74%
  13,275,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY UPMC SENIOR
                  LIVING CORPORATION (HCFR, FNMA INSURED)ss +/-                                1.90    07/15/2028         13,275,000
  10,000,000   BEAVER COUNTY PA IDA ELECTRIC COMPANY PROJECT SERIES A (OTHER
                  REVENUE)ss +/-                                                               1.83    11/01/2020         10,000,000
  10,000,000   BEAVER COUNTY PA IDA MET EDISON COMPANY PROJECT SERIES A
                  (OTHER REVENUE, BANK OF SCOTLAND LOC)ss +/-                                  1.80    07/15/2021         10,000,000
 105,190,000   DAUPHIN COUNTY PA GENERAL AUTHORITY SCHOOL DISTRICT POOLED
                  FINANCING PROGRAM II (OTHER REVENUE, BANK OF NOVA SCOTIA)ss +/-              1.84    09/01/2032        105,190,000
  18,200,000   DELAWARE COUNTY PA AUTHORITY ELWYN PROJECT SERIES B
                  (OTHER REVENUE, WACHOVIA BANK LOC)ss +/-                                     2.45    06/01/2020         18,200,000
  11,225,000   DEUTSCHE BANK SPEARS LIFERS TRUST DB-247 (OTHER REVENUE, AMBAC
                  INSURED)ss +/-                                                               1.85    10/01/2025         11,225,000
   1,020,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-554 (OTHER REVENUE,
                  FGIC INSURED)ss +/-                                                          1.88    06/01/2034          1,020,000

                   66 Wells Fargo Advantage Money Market Funds


             Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
PENNSYLVANIA (CONTINUED)
$ 10,320,000   LANCASTER COUNTY PA CONVENTION CENTER HOTEL ROOM RENT TAX
                  (OTHER REVENUE, WACHOVIA BANK LOC)ss +/-                                     1.86%   03/01/2047   $     10,320,000
   3,615,000   LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES PROJECT
                  SERIES A (HEALTHCARE FACILITIES REVENUE, WACHOVIA BANK LOC)ss +/-            2.45    09/01/2031          3,615,000
   4,065,000   LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES PROJECT
                  SERIES B (HCFR, WACHOVIA BANK LOC)ss +/-                                     2.45    05/01/2032          4,065,000
   1,370,000   LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES PROJECT
                  SERIES C (HCFR, WACHOVIA BANK LOC)ss +/-                                     2.45    11/01/2019          1,370,000
   3,165,000   MONTGOMERY COUNTY PA (OTHER REVENUE, WACHOVIA BANK LOC)ss +/-                   1.85    10/01/2030          3,165,000
  20,000,000   PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING AUTHORITY SERIES F01
                  (OTHER REVENUE, WACHOVIA BANK LOC)ss +/-                                     1.92    10/01/2027         20,000,000
   7,350,000   PENNSYLVANIA STATE HEFAR HONEYSUCKLE STUDENT HOLDING SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-              1.84    07/01/2034          7,350,000
   3,410,000   PENNSYLVANIA STATE HEFAR SERIES B (COLLEGE & UNIVERSITY REVENUE
                  LOC)ss +/-                                                                   1.90    06/01/2035          3,410,000
   4,170,000   PENNSYLVANIA STATE HEFAR STUDENT HOUSING REVENUE SERIES A (OTHER
                  REVENUE LOC)ss +/-                                                           1.86    11/01/2036          4,170,000
   8,720,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT CHESTNUT
                  HILL COLLEGE SERIES B (EDUCATIONAL FACILITIES REVENUE, WACHOVIA BANK
                  LOC)ss +/-                                                                   1.90    10/01/2036          8,720,000
   1,050,000   PHILADELPHIA PA GAS WORKS SERIES A2 (UTILITIES REVENUE, JPMORGAN
                  CHASE BANK LOC)ss +/-                                                        1.77    09/01/2034          1,050,000
  20,000,000   PHILADELPHIA PA SCHOOL DISTRICT SUBSERIES A2
                  (PROPERTY TAX REVENUE, STATE AID WITHHOLDING)ss +/-                          1.90    09/01/2030         20,000,000
  17,000,000   PHILADELPHIA PA SCHOOL DISTRICT SUBSERIES B2
                  (PROPERTY TAX REVENUE, STATE AID WITHHOLDING)ss +/-                          1.81    09/01/2030         17,000,000
  18,000,000   PHILADELPHIA PA SCHOOL DISTRICT SUBSERIES B4
                  (PROPERTY TAX REVENUE, WACHOVIA BANK LOC)ss +/-                              1.81    09/01/2021         18,000,000
                                                                                                                         291,145,000
                                                                                                                    ----------------
PUERTO RICO: 0.38%
   4,000,000   PUERTO RICO COMMONWEALTH (TAX REVENUE)ss +/-                                    2.50    07/01/2029          4,000,000
  11,800,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                  ROCS RR II R 10327CE (OTHER REVENUE)ss +/-                                   1.87    08/29/2009         11,800,000
   7,395,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                  SERIES A (FUEL SALES TAX REVENUE, SCOTIABANK LOC)ss +/-                      1.60    07/01/2028          7,395,000
                                                                                                                          23,195,000
                                                                                                                    ----------------
SOUTH CAROLINA: 1.19%
  14,575,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2002-32
                  (FUEL SALES TAX REVENUE, AMBAC INSURED)ss +/-                                3.34    10/01/2010         14,575,000
   4,000,000   BERKELEY COUNTY SC AMOCO CHEMICAL COMPANY PROJECT
                  (INDUSTRIAL DEVELOPMENT REVENUE)ss +/-                                       2.60    07/01/2012          4,000,000
   2,820,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY COLUMBIA JEWISH
                  COMMUNITY CENTER (ECONOMIC DEVELOPMENT REVENUE, WACHOVIA BANK
                  LOC)ss +/-                                                                   1.90    12/01/2024          2,820,000
   8,400,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ECONOMIC
                  DEVELOPMENT REVENUE HEARTLAND HALL EPISCOPAL (IDR LOC)ss +/-                 1.88    08/01/2029          8,400,000
   6,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY GOODWILL
                  INDUSTRIALS INCORPORATED PROJECT (HCFR, WACHOVIA BANK LOC)ss +/-             1.90    10/01/2032          6,000,000
  16,620,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY GOODWILL
                  INDUSTRIES OF LOWER SC (ECONOMIC DEVELOPMENT REVENUE, WACHOVIA BANK
                  LOC)ss +/-                                                                   1.88    10/01/2028         16,620,000
   7,800,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY GREENVILLE
                  BAPTIST PROJECT (HCFR, WACHOVIA BANK LOC)ss +/-                              1.88    10/01/2019          7,800,000
  12,580,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY WUREF
                  DEVELOPMENT PROJECT SERIES A (COLLEGE AND UNIVERSITY REVENUE,
                  WACHOVIA BANK LOC)ss +/-                                                     1.88    07/01/2033         12,580,000
                                                                                                                          72,795,000
                                                                                                                    ----------------

                   Wells Fargo Advantage Money Market Funds 67


             Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
SOUTH DAKOTA: 1.34%
$ 12,640,000   SIOUX FALLS SD SERIES 2057 (SALES TAX REVENUE, MBIA INSURED)ss +/-              2.19%   05/15/2015   $     12,640,000
  36,000,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  AVERA HEALTH SUBSERIES A1 (OTHER REVENUE, US BANK NA LOC)ss +/-              1.87    07/01/2038         36,000,000
   8,000,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  AVERA HEALTH SUBSERIES A2 (HEALTHCARE FACILITIES REVENUE, US BANK NA
                  LOC)ss +/-                                                                   1.60    07/01/2038          8,000,000
  13,500,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  REGIONAL HEALTH (OTHER REVENUE, US BANK NA LOC)ss +/-                        2.45    09/01/2027         13,500,000
   7,500,000   SOUTH DAKOTA STATE HEFA SIOUX VALLEY HOSPITALS & HEALTH SERIES C
                  (HCFR LOC)ss +/-                                                             1.89    11/01/2019          7,500,000
   4,900,000   SOUTH DAKOTA STATE HEFA SIOUX VALLEY SERIES B (HCFR, US BANK NA
                  LOC)ss +/-                                                                   1.89    11/01/2034          4,900,000
                                                                                                                          82,540,000
                                                                                                                    ----------------
TENNESSEE: 0.88%
  11,345,000   CHATTANOOGA TN INDUSTRIAL DEVELOPMENT BOARD SERIES 2055
                  (OTHER REVENUE, FIRST SECURITY BANK LOC)ss +/-                               1.99    04/01/2015         11,345,000
   6,200,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY (OTHER REVENUE, SUNTRUST
                  BANK LOC)ss +/-                                                              1.85    07/01/2024          6,200,000
   5,315,000   MEMPHIS TN SERIES 1018 (OTHER REVENUE, MBIA INSURED)ss +/-                      2.34    10/01/2019          5,315,000
  19,985,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN STEWARTS
                  FERRY APARTMENTS (IDR, FHLMC INSURED)ss +/-                                  1.90    01/01/2034         19,985,000
   3,600,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED FINANCING
                  LOAN POOL (OTHER REVENUE, BANK OF AMERICA NA LOC)ss +/-                      1.90    11/01/2027          3,600,000
   7,400,000   SHELBY COUNTY TN INDUSTRIAL DEVELOPMENT BOARD YMCA PROJECTS
                  (OTHER REVENUE, WACHOVIA BANK LOC)ss +/-                                     1.90    10/01/2022          7,400,000
                                                                                                                          53,845,000
                                                                                                                    ----------------
TEXAS: 8.96%
   9,995,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2005-22 (PROPERTY TAX
                  REVENUE, PERMANENT SCHOOL FUND GUARANTEED)ss +/-                             1.83    08/15/2013          9,995,000
  11,130,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-16 (WATER REVENUE, MBIA
                  INSURED)ss +/-                                                               2.24    09/01/2014         11,130,000
   7,595,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-55 (PROPERTY TAX
                  REVENUE, PERMANENT SCHOOL FUND GUARANTEED)ss +/-                             1.83    02/01/2014          7,595,000
   4,890,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-59 (PROPERTY TAX
                  REVENUE, PERMANENT SCHOOL FUND GUARANTEED)ss +/-                             1.83    08/01/2013          4,890,000
  26,305,000   AUSTIN TRUST VARIOUS STATES SERIES 2008-3304 (WATER & SEWER
                  REVENUE, FIRST SECURITY BANK LOC)ss +/-                                      1.84    11/15/2036         26,305,000
   3,865,000   AUSTIN TX (ELECTRIC REVENUE, FIRST SECURITY BANK LOC)ss +/-                     2.19    11/15/2017          3,865,000
   7,000,000   AUSTIN TX ELECTRIC UTILITY SYSTEM (ELECTRIC REVENUE, AMBAC
                  INSURED)ss +/-                                                               1.87    11/15/2022          7,000,000
   6,415,000   AUSTIN TX SERIES A63 (WATER & SEWER REVENUE, FIRST SECURITY BANK
                  LOC)ss +/-                                                                   1.92    05/15/2022          6,415,000
   6,640,000   AUSTIN TX SUBSERIES B (TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                  LOC)ss +/-                                                                   1.90    11/15/2029          6,640,000
   6,500,000   BEXAR COUNTY TX HOUSING FINANCE CORPORATION VISTA MEADOWS PROJECT
                  (HOUSING REVENUE, FHLMC INSURED)ss +/-                                       2.00    09/01/2036          6,500,000
  21,655,000   CRAWFORD TX EDUCATIONAL FACILITIES CORPORATION CONCORDIA
                  UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK
                  LOC)ss +/-                                                                   1.85    06/01/2037         21,655,000
   5,010,000   CYPRESS FAIRBANKS TX INDEPENDENT SCHOOL DISTRICT (OTHER REVENUE,
                  CITIBANK NA LOC)ss +/-                                                       1.74    02/15/2019          5,010,000
   6,100,000   DALLAS TX AREA RAPID TRANSIT (OTHER REVENUE, AMBAC INSURED)ss +/-               1.95    12/01/2026          6,100,000
   2,275,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-514 (OTHER REVENUE,
                  PERMANENT SCHOOL FUND GUARANTEED)ss +/-                                      1.88    02/15/2038          2,275,000
   3,550,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-559 (OTHER REVENUE,
                  PERMANENT SCHOOL FUND GUARANTEED)ss +/-                                      1.88    02/15/2025          3,550,000
   9,455,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-526 (OTHER REVENUE,
                  FGIC INSURED)ss +/-                                                          1.88    07/01/2026          9,455,000
   1,270,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-548 (OTHER REVENUE,
                  FGIC INSURED)ss +/-                                                          1.88    11/15/2029          1,270,000
   4,325,000   ECTOR COUNTY TX INDEPENDENT SCHOOL DISTRICT CLASS A (PROPERTY TAX
                  REVENUE, PERMANENT SCHOOL FUND GUARANTEED)ss +/-                             1.73    08/15/2021          4,325,000
   3,800,000   FORT BEND TX INDEPENDENT SCHOOL DISTRICT SERIES 2852 (PROPERTY
                  TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)ss +/-                         1.99    02/15/2016          3,800,000
   5,090,000   GALVESTON COUNTY TX HOUSING FINANCE CORPORATION VILLAGE BY THE
                  SEA APARTMENTS PROJECT (HOUSING REVENUE, FNMA INSURED)ss +/-                 1.94    02/15/2032          5,090,000

                   68 Wells Fargo Advantage Money Market Funds


             Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                         INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                 RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
TEXAS (continued)
$  8,995,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION (HCFR,
                  MBIA INSURED)ss +/-                                                     1.85%       07/01/2015    $     8,995,000
  14,375,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  SERIES 357 (HCFR, MBIA INSURED)ss +/-                                   1.89        07/01/2029         14,375,000
   2,070,000   HARRIS COUNTY TX SERIES 646 (PROPERTY TAX REVENUE, JPMORGAN CHASE
                  BANK LOC)ss +/-                                                         1.87        10/01/2012          2,070,000
   8,500,000   HARRIS COUNTY TX TRAN (PROPERTY TAX REVENUE)                               3.00        02/26/2009          8,558,770
  15,240,000   HOUSTON TX (UTILITIES REVENUE, FIRST SECURITY BANK LOC)ss +/-              2.19        11/15/2036         15,240,000
   9,875,000   HOUSTON TX FINANCE CORPORATION ROCS RR II R-850 (HOUSING REVENUE,
                  FHLMC INSURED)ss +/-                                                    1.80        05/01/2033          9,875,000
   4,245,000   HOUSTON TX INDEPENDENT SCHOOL DISTRICT SERIES 462 (PROPERTY TAX
                  REVENUE, PERMANENT SCHOOL FUND GUARANTEED)ss +/-                        1.92        02/15/2026          4,245,000
  12,600,000   HOUSTON TX SERIES SG 139 (COLLEGE & UNIVERSITY REVENUE, SOCIETE
                  GENERALE LOC)ss +/-                                                     1.85        11/15/2029         12,600,000
  30,500,000   HOUSTON TX UTILITY SYSTEM (SEWER REVENUE, DEXIA CREDIT LOCAL DE
                  FRANCE LOC)ss +/-                                                       1.80        05/15/2034         30,500,000
  19,000,000   HOUSTON TX UTILITY SYSTEM SERIES B1 (WATER REVENUE, BANK OF
                  AMERICA NA LOC)ss +/-                                                   1.80        05/15/2034         19,000,000
  25,000,000   HOUSTON TX UTILITY SYSTEM SERIES B4 (WATER & SEWER REVENUE, BANK
                  OF AMERICA NA LOC)ss +/-                                                1.80        05/15/2034         25,000,000
  25,000,000   HOUSTON TX UTILITY SYSTEM SERIES B5 (WATER & SEWER REVENUE, BANK
                  OF AMERICA NA LOC)ss +/-                                                1.80        05/15/2034         25,000,000
  10,000,000   HOUSTON TX WATER & SEWER SYSTEM (WATER & SEWER REVENUE, MBIA
                  INSURED)ss +/-                                                          2.06        12/01/2023         10,000,000
  20,000,000   HOUSTON TX WATER & SEWER SYSTEM (WATER REVENUE, FIRST SECURITY
                  BANK LOC)ss +/-                                                         1.96        12/01/2031         20,000,000
  15,560,000   LUBBOCK TX (OTHER REVENUE, FIRST SECURITY BANK LOC)ss +/-                  1.96        02/15/2027         15,560,000
   9,000,000   NORTH EAST TX INDEPENDENT SCHOOL DISTRICT SERIES 2058 (OTHER
                  REVENUE, PERMANENT SCHOOL FUND GUARANTEED)ss +/-                        1.87        08/01/2015          9,000,000
   3,900,000   NORTH TEXAS MUNICIPAL WATER DISTRICT (WATER REVENUE, MBIA
                  INSURED)ss +/-                                                          2.19        09/01/2014          3,900,000
   7,500,000   PANHANDLE TX REGIONAL HOUSING FINANCE CORPORATION JASON AVENUE
                  RESIDENTIAL APARTMENTS (MULTI-FAMILY HOUSING REVENUE, FHLMC
                  INSURED)ss +/-                                                          1.94        08/01/2041          7,500,000
     600,000   PORT ARTHUR TX NAVAL DISTRICT SERIES C (IDR, GUARANTEE
                  AGREEMENT)ss +/-                                                        1.85        04/01/2027            600,000
  16,000,000   ROCKWALL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  DEXIA INSURED)ss +/-                                                    1.84        08/01/2037         16,000,000
  44,000,000   SAN ANTONIO TX HOTEL OCCUPANCY (OTHER REVENUE, WACHOVIA BANK
                  LOC)ss +/-                                                              1.80        08/15/2034         44,000,000
  10,000,000   SPRING BRANCH TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  PERMANENT SCHOOL FUND GUARANTEED)ss +/-                                 1.79        02/01/2038         10,000,000
  12,760,000   SPRING BRANCH TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  PERMANENT SCHOOL FUND GUARANTEED)ss +/-                                 1.79        02/01/2038         12,760,000
   9,120,000   TARRANT COUNTY TX CULTURAL EDUCATIONAL FACILITIES FINANCE
                  CORPORATION SCOTT WHITE MEMORIAL HOSPITAL SERIES C (OTHER REVENUE,
                  COMPASS BANK)ss +/-                                                     1.80        08/15/2046          9,120,000
   5,080,000   TEXAS STATE (PROPERTY TAX REVENUE, BANK OF NEW YORK LOC)ss +/-             1.82        04/01/2030          5,080,000
  13,900,000   TEXAS STATE DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS COSTA IBIZA
                  APARTMENTS (MULTI-FAMILY HOUSING REVENUE, FNMA INSURED)ss +/-           1.91        08/01/2041         13,900,000
  23,700,000   TEXAS STATE TRAN (GO - STATES, TERRITORIES)                                3.00        08/28/2009         24,017,438
  20,700,000   TRAVIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  LONGHORN VILLAGE PROJECT SERIES B (HOUSING REVENUE, BANK OF SCOTLAND
                  LOC)ss +/-                                                              1.83        07/01/2037         20,700,000
                                                                                                                        550,461,208
                                                                                                                    ---------------
UTAH: 0.16%
   9,675,000   WEST JORDAN UT (HOUSING REVENUE, FNMA INSURED)ss +/-                       1.94        12/01/2034          9,675,000
                                                                                                                    ---------------
VERMONT: 0.43%
   9,120,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY FLETCHER
                  ALLEN HOSPITAL SERIES A (HCFR)ss +/-                                    1.79        12/01/2030          9,120,000
   3,140,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY LANDMARK
                  COLLEGE PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE)ss +/-           2.45        07/01/2033          3,140,000
   2,225,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY
                  NORTHEASTERN VERMONT REGIONAL HOSPITAL SERIES A (HCFR)ss +/-            2.50        10/01/2029          2,225,000
  11,955,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS NORTH COUNTY HOSPITAL
                  PROJECT A (HCFR)ss +/-                                                  2.45        10/01/2034         11,955,000
                                                                                                                         26,440,000
                                                                                                                     --------------
VIRGINIA: 0.71%
   7,580,000   CAPITAL REGION AIRPORT COMMISSION VA SERIES B (AIRPORT REVENUE,
                  WACHOVIA BANK LOC)ss +/-                                                1.86        06/01/2035          7,580,000
  12,450,000   JAMES CITY COUNTY VA IDA CHAMBREL PROJECT (OTHER REVENUE, FNMA
                  INSURED)ss +/-                                                          1.98        11/15/2032         12,450,000
   8,800,000   LEXINGTON VA IDA (IDR, WACHOVIA BANK LOC)ss +/-                            2.45        12/01/2036          8,800,000

                   Wells Fargo Advantage Money Market Funds 69


             Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
VIRGINIA (continued)
$ 14,500,000   VIRGINIA SMALL BUSINESS FINANCING AUTHORITY FRIENDSHIP FOUNDATION
                  (HCFR, WACHOVIA BANK LOC)ss +/-                                         1.88%   07/01/2022   $     14,500,000
                                                                                                                     43,330,000
                                                                                                                     ---------------
WASHINGTON: 3.38%
  15,420,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2001-23 KING COUNTY WA SCHOOL
                  DISTRICT #001 SETTLE SERIES A (PROPERTY TAX REVENUE, MBIA
                  INSURED)ss +/-                                                          2.24    12/01/2009         15,420,000
  14,155,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2001-6 (PROPERTY TAX
                  REVENUE, MBIA INSURED)ss +/-                                            2.24    01/01/2009         14,155,000
   5,118,500   ENERGY NORTHWEST WA ELECTRIC CERTIFICATES SERIES C
                  (ELECTRIC REVENUE, FIRST SECURITY BANK LOC)ss +/-++                     1.88    01/01/2010          5,118,500
   2,180,000   EVERETT WA (PROPERTY TAX REVENUE LOC, BANK OF AMERICA NA LOC)ss +/-        1.95    12/01/2021          2,180,000
   6,930,000   KING CITY WA PUBLIC HOSPITAL DISTRICT #1 (PROPERTY TAX REVENUE,
                  GUARANTEE AGREEMENT)ss +/-                                              1.88    12/01/2037          6,930,000
  43,240,000   KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE, FHLMC
                  INSURED)ss +/-                                                          1.90    07/01/2035         43,240,000
   5,885,000   KING COUNTY WA SCHOOL DISTRICT #415 (PROPERTY TAX REVENUE, FIRST
                  SECURITY BANK LOC)ss +/-                                                1.84    12/01/2018          5,885,000
   7,920,000   SEATTLE WA (ELECTRIC REVENUE, FIRST SECURITY BANK LOC)ss +/-               2.19    03/01/2022          7,920,000
   4,845,000   SEATTLE WA SOLID WASTE SERIES 2202 (SOLID WASTE REVENUE, MBIA
                  INSURED)ss +/-                                                          2.04    02/01/2029          4,845,000
  12,530,000   SEATTLE WA WATER SYSTEM (OTHER REVENUE, MBIA INSURED)ss +/-                1.97    09/01/2033         12,530,000
   4,885,000   STATE OF WASHINGTON (PROPERTY TAX REVENUE, FGIC INSURED)ss +/-             2.14    07/01/2026          4,885,000
   6,665,000   WASHINGTON DC CONVENTION CENTER AUTHORITY SERIES 1731
                  (TAX REVENUE, AMBAC INSURED)ss +/-                                      2.34    10/01/2030          6,665,000
   7,830,000   WASHINGTON DC CONVENTION CENTER AUTHORITY SERIES 1736
                  (OTHER REVENUE, AMBAC INSURED)ss +/-                                    2.34    10/01/2036          7,830,000
   2,500,000   WASHINGTON STATE (PROPERTY TAX REVENUE)ss +/-                              1.79    07/01/2026          2,500,000
   5,000,000   WASHINGTON STATE (PROPERTY TAX REVENUE)ss +/-                              1.81    07/01/2031          5,000,000
   8,800,000   WASHINGTON STATE CLASS A (PROPERTY TAX REVENUE)ss +/-                      1.81    07/01/2033          8,800,000
  12,000,000   WASHINGTON STATE HEFAR UNIVERSITY OF PUGET SOUND SERIES B
                  (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss +/-            1.87    10/01/2036         12,000,000
   7,000,000   WASHINGTON STATE HEFAR UNIVERSITY PUGET SOUND PROJECT A PUTTABLE
                  (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss +/-            1.87    10/01/2030          7,000,000
   5,775,000   WASHINGTON STATE HOUSING FINANCE COMMISSION NONPROFIT TACOMA ART
                  MUSEUM PROJECT (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST
                  CORPORATION LOC)ss +/-                                                  2.48    06/01/2032          5,775,000
  22,825,000   WASHINGTON STATE ROCS RRII R-12100 (OTHER REVENUE, FGIC
                  INSURED)ss +/-                                                          1.95    01/01/2031         22,825,000
   2,165,000   WASHINGTON STATE SERIES 593 (PROPERTY TAX REVENUE, FIRST SECURITY
                  BANK LOC)ss +/-                                                         1.99    07/01/2012          2,165,000
   4,100,000   WASHINGTON STATE SUNNYSIDE COMMUNITY HOSPITAL (HCFR, US BANK NA
                  LOC)ss +/-                                                              2.00    10/01/2017          4,100,000
                                                                                                                    207,768,500
                                                                                                                     ---------------
WEST VIRGINIA: 0.48%
  15,985,000   MONONGALIA COUNTY WV BUILDING COMMISSION SERIES A (HCFR, JPMORGAN
                  CHASE BANK LOC)ss +/-                                                   1.87    07/01/2040         15,985,000
  13,700,000   WEST VIRGINIA STATE PARKWAYS ECONOMIC DEVELOPMENT & TOURISM
                  AUTHORITY (OTHER REVENUE, GENERAL OBLIGATION OF AUTHORITY)ss +/-        1.82    04/15/2019         13,700,000
                                                                                                                     29,685,000
                                                                                                                     ---------------
WISCONSIN: 2.29%
   3,615,000   MILWAUKEE WI RDA REDEVELOPMENT MILWAUKEE SCHOOL ENGINEER PROJECT A
                  (COLLEGE & UNIVERSITY REVENUE, MARSHALL & ISLEY BANK LOC)ss +/-         2.01    07/01/2023          3,615,000
  15,530,000   WISCONSIN PUBLIC POWER INCORPORATED SERIES 1150 (POWER REVENUE)ss +/-      1.99    07/01/2013         15,530,000
   7,045,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY BELOIT
                  MEMORIAL HOSPITAL INCORPORATED (HEALTHCARE FACILITIES REVENUE,
                  JPMORGAN CHASE BANK LOC)ss +/-                                          2.48    04/01/2036          7,045,000
  13,420,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY MERITER
                  HOSPITAL INCORPORATED PROJECT (HCFR, MARSHALL & ISLEY BANK
                  LOC)ss +/-                                                              2.48    12/01/2032         13,420,000
   6,000,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY MERITER
                  HOSPITAL INCORPORATED SERIES A (HEALTHCARE FACILITIES REVENUE, US
                  BANK NA LOC)ss +/-                                                      2.45    12/01/2024          6,000,000
   2,400,000   WISCONSIN STATE HEFA ALVERNO COLLEGE PROJECT (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss +/-                    2.48    11/01/2017          2,400,000

                   70 Wells Fargo Advantage Money Market Funds


             Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
  PRINCIPAL                                  SECURITY NAME                                  RATE         DATE            VALUE
------------   ------------------------------------------------------------------------   --------   -----------   ----------------
WISCONSIN (continued)
$    300,000   WISCONSIN STATE HEFA AURORA HEALTH CARE SERIES A (HOSPITAL
                  REVENUE, MARSHALL & ISLEY BANK LOC)ss +/-                                   2.45%   04/01/2028   $        300,000
   7,900,000   WISCONSIN STATE HEFA EDGEWOOD COLLEGE (OTHER REVENUE, US BANK NA
                  LOC)ss +/-                                                                  2.48    10/01/2031          7,900,000
  11,390,000   WISCONSIN STATE HEFA HESS MEMORIAL HOSPITAL INCORPORATED
                  (HFFA REVENUE, US BANK NA LOC)ss +/-                                        1.84    05/01/2024         11,390,000
   1,100,000   WISCONSIN STATE HEFA LUTHERAN COLLEGE PROJECT (COLLEGE &
                  UNIVERSITY REVENUE, US BANK NA LOC)ss +/-                                   2.48    06/01/2033          1,100,000
   6,375,000   WISCONSIN STATE HEFA MERITER RETIREMENT SERVICES SERIES B
                  (OTHER REVENUE, US BANK NA LOC)ss +/-                                       1.90    03/01/2038          6,375,000
  10,900,000   WISCONSIN STATE HEFA NATIONAL REGENCY OF NEW BERLIN
                  (HCFR, MARSHALL & ISLEY BANK LOC)ss +/-                                     2.48    08/15/2034         10,900,000
   3,155,000   WISCONSIN STATE HEFA RIVERVIEW HOSPITAL ASSOCIATION (HCFR,
                  FIRSTAR BANK NA LOC)ss +/-                                                  2.48    10/01/2030          3,155,000
  12,990,000   WISCONSIN STATE HEFA ROC-RR-II-R-708CE (HCFR, CITIBANK NA LOC)ss +/-           1.88    08/15/2030         12,990,000
  27,520,000   WISCONSIN STATE HEFAR BAY AREA MEDICAL CENTER INCORPORATED
                  (HCFR, MARSHALL & ISLEY BANK LOC)ss +/-                                     2.48    02/01/2038         27,520,000
   7,100,000   WISCONSIN STATE HEFAR FRANCISCAN SISTERS SERIES B (HCFR, MARSHALL
                  & ISLEY BANK LOC)ss +/-                                                     1.85    09/01/2033          7,100,000
   3,940,000   WISCONSIN STATE HEFAR MERITER RETIREMENT SERVICES SERIES A
                  (OTHER REVENUE, KBC BANK NV LOC)ss +/-                                      1.90    03/01/2038          3,940,000
                                                                                                                        140,680,000
                                                                                                                     ---------------
WYOMING: 0.69%
  42,125,000   SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A
                  (PCR, BARCLAYS BANK PLC LOC)ss +/-                                          1.84    07/01/2015         42,125,000
                                                                                                                     ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $5,696,645,301)                                                                   5,696,645,301
                                                                                                                     ---------------
COMMERCIAL PAPER: 7.06%
  14,605,000   AMERICAN MUNICIPAL POWER OHIO                                                  1.68    12/01/2008         14,605,000
  22,275,000   BOSTON WATER & SEWER                                                           1.57    10/07/2008         22,275,000
  27,393,000   HILLSBOROUGH COUNTY FL                                                         1.50    09/25/2008         27,393,000
   4,528,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                      1.65    10/07/2008          4,528,000
  20,000,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                      1.70    11/13/2008         20,000,000
  17,825,000   ILLINOIS FINANCE AUTHORITY                                                     1.75    01/06/2009         17,825,000
   6,988,000   JOHNS HOPKINS UNIVERSITY                                                       1.60    10/07/2008          6,988,000
  28,600,000   MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY                        1.60    10/07/2008         28,600,000
   8,500,000   ROCHESTER MN HEALTH CARE                                                       1.55    09/08/2008          8,500,000
  15,000,000   ROCHESTER MN HEALTH CARE                                                       1.60    10/07/2008         15,000,000
  21,500,000   ROCHESTER MN HEALTH CARE                                                       1.65    10/09/2008         21,500,000
  81,600,000   ROCHESTER MN HEALTH CARE                                                       1.55    11/10/2008         81,600,000
  10,600,000   ROCHESTER MN HEALTH CARE                                                       1.55    11/13/2008         10,600,000
  10,000,000   ROCHESTER MN HEALTH CARE                                                       1.65    01/08/2009         10,000,000
  34,255,000   SAN ANTONIO ELECTRIC & GAS                                                     1.95    09/04/2008         34,255,000
  15,250,000   SAN ANTONIO ELECTRIC & GAS                                                     1.65    10/07/2008         15,250,000
  28,700,000   TEXAS DEPARTMENT OF TRANSPORTATION                                             1.60    10/08/2008         28,700,000
   9,385,000   UNIVERSITY OF TEXAS PERMANENT UNIVERSITY FUND                                  1.65    10/15/2008          9,385,000
  22,750,000   UNIVERSITY OF TEXAS PERMANENT UNIVERSITY FUND                                  1.50    10/16/2008         22,750,000
  23,855,000   UNIVERSITY OF TEXAS PERMANENT UNIVERSITY FUND                                  1.70    11/07/2008         23,855,000
  10,000,000   UNIVERSITY OF TEXAS PERMANENT UNIVERSITY FUND                                  1.65    11/10/2008         10,000,000
TOTAL COMMERCIAL PAPER (COST $433,609,000)                                                                              433,609,000
                                                                                                                   ----------------

                   Wells Fargo Advantage Money Market Funds 71


             Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND


  PRINCIPAL                                  SECURITY NAME                                                               VALUE
------------   ------------------------------------------------------------------------                            ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $6,130,254,301)*                                                                       99.81%                $  6,130,254,301
OTHER ASSETS AND LIABILITIES, NET                                                             0.19                       11,738,820
                                                                                            ------                 ----------------
TOTAL NET ASSETS                                                                            100.00%                $  6,141,993,121
                                                                                            ======                 ================

----------
ss These securities are subject to a demand feature which reduces the effective maturity.

+/-    Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   72 Wells Fargo Advantage Money Market Funds


             Portfolio of Investments--August 31, 2008 (Unaudited)

TREASURY PLUS MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
   PRINCIPAL                                  SECURITY NAME                                 RATE         DATE            VALUE
--------------   ----------------------------------------------------------------------   --------   -----------   ----------------
US TREASURY SECURITIES: 5.26%
US TREASURY BILLS: 5.26%
$   25,000,000   US TREASURY BILL##                                                           1.89%   11/20/2008   $     24,897,135
   350,000,000   US TREASURY BILL##                                                           1.95    01/15/2009        347,460,313
                                                                                                                        372,357,448
                                                                                                                   ----------------
TOTAL US TREASURY SECURITIES (COST $372,357,448)                                                                        372,357,448
                                                                                                                   ----------------
REPURCHASE AGREEMENTS: 94.85%
   300,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $300,058,333)                       1.75     09/02/2008       300,000,000
    75,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $75,016,417)                        1.97     09/02/2008        75,000,000
   500,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $500,109,444)                       1.97     09/02/2008       500,000,000
   500,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $500,111,111)                       2.00     09/02/2008       500,000,000
   500,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $500,112,778)                                  2.03     09/03/2008       500,000,000
   500,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY
                    US GOVERNMENT SECURITIES ($1,000,225,556)                                 2.05     09/12/2008       500,000,000
 1,000,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY
                    US GOVERNMENT SECURITIES ($500,113,889)                                   2.03     09/02/2008     1,000,000,000
   500,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $500,112,778)                                  2.03     09/04/2008       500,000,000
   800,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $800,179,556)                                  2.02     09/02/2008       800,000,000
    50,000,000   GOLDMAN SACHS & Company - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $50,010,556)                                   1.90     09/02/2008        50,000,000
 1,250,000,000   HSBC USA Incorporated - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $1,250,280,556)                                2.02     09/02/2008     1,250,000,000
   500,000,000   JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MARKET VALUE $500,111,111)                                    2.00     09/02/2008       500,000,000
   147,565,000   JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $147,596,153)                                  1.90     09/02/2008       147,565,000
   100,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MARKET VALUE $100,021,889)                                    1.97     09/02/2008       100,000,000
TOTAL REPURCHASE AGREEMENTS (COST $6,722,565,000)                                                                     6,722,565,000
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $7,094,922,448)*                                                                      100.11%                $  7,094,922,448
OTHER ASSETS AND LIABILITIES, NET                                                            (0.11)                      (7,660,405)
                                                                                            ------                 ----------------
TOTAL NET ASSETS                                                                            100.00%                $  7,087,262,043
                                                                                            ======                 ================

----------
##   Zero coupon bond. Interest rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 73


             Portfolio of Investments--August 31, 2008 (Unaudited)

100% TREASURY MONEY MARKET FUND

                                                                                          INTEREST     MATURITY
   PRINCIPAL                                  SECURITY NAME                                 RATE         DATE            VALUE
--------------   ----------------------------------------------------------------------   --------   -----------   ----------------
US TREASURY SECURITIES: 96.61%
US TREASURY BILLS: 96.61%
$   44,465,000   US TREASURY BILL##                                                           1.70%   09/04/2008   $     44,460,815
   150,000,000   US TREASURY BILL##                                                           1.71    09/04/2008        149,985,750
   250,000,000   US TREASURY BILL##                                                           1.86    09/04/2008        249,974,306
   100,000,000   US TREASURY BILL##                                                           1.93    09/04/2008         99,989,333
   350,000,000   US TREASURY BILL##                                                           1.84    09/11/2008        349,839,875
   150,000,000   US TREASURY BILL##                                                           1.88    09/11/2008        149,929,687
   250,000,000   US TREASURY BILL##                                                           1.89    09/15/2008        249,829,826
    63,200,000   US TREASURY BILL##                                                           1.79    09/18/2008         63,149,721
     3,725,000   US TREASURY BILL##                                                           1.81    09/18/2008          3,722,020
   100,000,000   US TREASURY BILL##                                                           1.86    09/18/2008         99,917,778
   300,000,000   US TREASURY BILL##                                                           2.05    09/18/2008        299,728,000
   325,000,000   US TREASURY BILL##                                                           1.85    09/25/2008        324,617,944
    75,000,000   US TREASURY BILL##                                                           1.34    10/02/2008         74,916,875
    50,000,000   US TREASURY BILL##                                                           1.51    10/02/2008         49,937,708
    77,825,000   US TREASURY BILL##                                                           1.63    10/02/2008         77,719,611
   225,000,000   US TREASURY BILL##                                                           1.89    10/02/2008        224,647,500
   150,000,000   US TREASURY BILL##                                                           1.63    10/09/2008        149,750,250
   235,210,000   US TREASURY BILL##                                                           1.86    10/09/2008        234,761,566
    65,895,000   US TREASURY BILL##                                                           1.62    10/16/2008         65,765,333
   325,000,000   US TREASURY BILL##                                                           1.66    10/16/2008        324,344,583
   350,000,000   US TREASURY BILL##                                                           1.57    10/23/2008        349,226,500
   100,000,000   US TREASURY BILL##                                                           1.65    10/30/2008         99,734,972
   147,560,000   US TREASURY BILL##                                                           1.70    10/30/2008        147,157,038
   100,000,000   US TREASURY BILL##                                                           1.74    10/30/2008         99,722,889
   350,000,000   US TREASURY BILL##                                                           1.72    11/06/2008        348,919,375
    50,000,000   US TREASURY BILL##                                                           1.75    11/06/2008         49,843,819
   400,000,000   US TREASURY BILL##                                                           1.83    11/13/2008        398,544,000
    50,000,000   US TREASURY BILL##                                                           1.85    11/13/2008         49,816,500
   375,000,000   US TREASURY BILL##                                                           1.84    11/20/2008        373,494,062
    75,000,000   US TREASURY BILL##                                                           1.89    11/20/2008         74,691,406
   350,000,000   US TREASURY BILL##                                                           1.69    11/28/2008        348,579,000
    75,000,000   US TREASURY BILL##                                                           2.15    01/02/2009         74,459,896
    75,000,000   US TREASURY BILL##                                                           2.09    01/08/2009         74,448,000
   200,000,000   US TREASURY BILL##                                                           1.94    01/15/2009        198,556,250
    75,000,000   US TREASURY BILL##                                                           2.00    01/15/2009         74,443,125
   100,000,000   US TREASURY BILL##                                                           1.91    02/26/2009         99,070,750
                                                                                                                      6,147,696,063
                                                                                                                   ----------------
TOTAL US TREASURY SECURITIES (COST $6,147,696,063)                                                                    6,147,696,063
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $6,147,696,063)*                                                                       96.61%                $  6,147,696,063
OTHER ASSETS AND LIABILITIES, NET                                                             3.39                      215,922,118
                                                                                            ------                 ----------------
TOTAL NET ASSETS                                                                            100.00%                $  6,363,618,181
                                                                                            ======                 ================

----------
##   Zero coupon bond. Interest rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

  The accompanying notes are an integral part of these financial statements.

                  74 Wells Fargo Advantage Money Market Funds


       Statements of Assets and Liabilities--August 31, 2008 (Unaudited)

                                                                                      California
                                                                                       Tax-Free         Government
                                                                                     Money Market      Money Market
                                                                                         Fund              Fund
                                                                                    --------------   ---------------
ASSETS
   Investments
      In securities, at market value (including securities on loan) .............   $4,904,897,731   $17,172,511,538
      Repurchase Agreements .....................................................                0    12,894,920,000
                                                                                    --------------   ---------------
   Total investments at market value (see cost below) ...........................    4,904,897,731    30,067,431,538
                                                                                    --------------   ---------------
   Cash .........................................................................           89,540            55,003
   Receivable for Fund shares issued ............................................          176,000           152,204
   Receivable for investments sold ..............................................                0                 0
   Receivables for dividends and interest .......................................       13,226,672        59,477,658
                                                                                    --------------   ---------------
   Total assets .................................................................    4,918,389,943    30,127,116,403
                                                                                    --------------   ---------------
LIABILITIES
   Payable for investments purchased ............................................       14,456,248                 0
   Dividends payable ............................................................        1,155,134        29,262,921
   Payable to investment advisor and affiliates (Note 3) ........................        1,509,320         5,651,058
   Accrued expenses and other liabilities .......................................        1,057,449         1,342,864
                                                                                    --------------   ---------------
Total liabilities ...............................................................       18,178,151        36,256,843
                                                                                    --------------   ---------------
TOTAL NET ASSETS ................................................................   $4,900,211,792   $30,090,859,560
                                                                                    ==============   ===============
NET ASSETS CONSIST OF
   Paid-in capital ..............................................................   $4,899,670,431   $30,090,828,538
   Undistributed net investment income (loss) ...................................           (1,078)           31,022
   Undistributed net realized gain (loss) on investments ........................          542,439                 0
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities denominated in foreign
      currencies ................................................................                0                 0
                                                                                    --------------   ---------------
TOTAL NET ASSETS ................................................................   $4,900,211,792   $30,090,859,560
                                                                                    ==============   ===============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets - Class A .........................................................   $3,771,699,164   $ 1,361,945,992
   Shares outstanding - Class A .................................................    3,771,173,501     1,361,928,438
   Net asset value per share - Class A ..........................................   $         1.00   $          1.00
   Net assets - Class B .........................................................               NA                NA
   Shares outstanding - Class B .................................................               NA                NA
   Net asset value and offering price per share - Class B .......................               NA                NA
   Net assets - Administrator Class .............................................               NA   $ 1,391,714,988
   Shares outstanding - Administrator Class .....................................               NA     1,391,702,876
   Net asset value and offering price per share - Administrator Class ...........               NA   $          1.00
   Net assets - Institutional Class .............................................   $  314,304,030   $21,113,247,486
   Shares outstanding - Institutional Class .....................................      314,293,547    21,113,334,709
   Net asset value and offering price per share - Institutional Class ...........   $         1.00   $          1.00
   Net assets - Investor Class ..................................................               NA                NA
   Shares outstanding - Investor Class ..........................................               NA                NA
   Net asset value and offering price per share - Investor Class ................               NA                NA
   Net assets - Service Class ...................................................   $  814,208,598   $ 6,223,951,094
   Shares outstanding - Service Class ...........................................      814,150,838     6,223,901,993
   Net asset value and offering price per share - Service Class .................   $         1.00   $          1.00
                                                                                    --------------   ---------------
Investments at cost .............................................................   $4,904,897,731   $30,067,431,538
                                                                                    --------------   ---------------

----------
(1)  Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 75


       Statements of Assets and Liabilities--August 31, 2008 (Unaudited)

                                                    National
  Minnesota                        Municipal        Tax-Free      Treasury Plus    100% Treasury
Money Market     Money Market    Money Market    Money Market     Money Market     Money Market
    Fund             Fund            Fund            Fund             Fund             Fund
------------   ---------------   ------------   --------------   --------------   --------------


$192,166,149   $10,100,977,782   $368,224,822   $6,130,254,301   $  372,357,448   $6,147,696,063
           0     2,539,856,375              0                0    6,722,565,000                0
------------   ---------------   ------------   --------------   --------------   --------------
 192,166,149    12,640,834,157    368,224,822    6,130,254,301    7,094,922,448    6,147,696,063
------------   ---------------   ------------   --------------   --------------   --------------
      72,860            50,000         51,998          112,785           50,500           59,860
      27,918           914,668              0          240,156                0                0
           0                 0     13,306,712                0                0      224,093,043
     620,445        16,250,747        946,578       17,714,646        2,117,345                1
------------   ---------------   ------------   --------------   --------------   --------------
 192,887,372    12,658,049,572    382,530,110    6,148,321,888    7,097,090,293    6,371,848,967
------------   ---------------   ------------   --------------   --------------   --------------

           0        20,000,000              0                0                0                0
      17,943           814,495         30,382        4,251,941        7,105,765        5,666,544
      90,890         6,421,216        109,018        1,308,365        1,738,094        1,291,425
      65,622         3,285,267        151,708          768,461          984,391        1,272,817
------------   ---------------   ------------   --------------   --------------   --------------
     174,455        30,520,978        291,108        6,328,767        9,828,250        8,230,786
------------   ---------------   ------------   --------------   --------------   --------------
$192,712,917   $12,627,528,594   $382,239,002   $6,141,993,121   $7,087,262,043   $6,363,618,181
============   ===============   ============   ==============   ==============   ==============

$192,721,607   $12,645,628,873   $382,239,543   $6,141,147,005   $7,087,322,523   $6,362,591,058
           0                (2)             3               (1)             643          196,540
      (8,690)       (1,300,688)          (544)         846,117          (61,123)         830,583
           0       (16,799,589)             0                0                0                0
------------   ---------------   ------------   --------------   --------------   --------------
$192,712,917   $12,627,528,594   $382,239,002   $6,141,993,121   $7,087,262,043   $6,363,618,181
============   ===============   ============   ==============   ==============   ==============

$192,712,917   $10,250,371,568             NA   $1,558,423,588   $2,692,502,092   $  265,988,524
 192,721,379    10,267,673,416             NA    1,558,175,077    2,692,584,082      265,907,206
$       1.00             $1.00             NA            $1.00   $         1.00   $         1.00
          NA   $ 1,474,019,094             NA               NA               NA               NA
          NA     1,474,083,734             NA               NA               NA               NA
          NA   $          1.00             NA               NA               NA               NA
          NA                NA             NA   $  540,998,810   $   69,633,122               NA
          NA                NA             NA      540,877,775       69,633,124               NA
          NA                NA             NA            $1.00   $         1.00               NA
          NA                NA   $  8,440,785   $2,306,256,770   $3,264,167,535               NA
          NA                NA      8,440,784    2,306,017,423    3,264,336,915               NA
          NA                NA   $       1.00            $1.00            $1.00               NA
          NA   $   903,137,932   $373,798,217               NA               NA               NA
          NA       903,191,881    373,798,652               NA               NA               NA
          NA   $          1.00   $       1.00               NA               NA               NA
          NA                NA             NA   $1,736,313,953   $1,060,959,294   $6,097,629,657
          NA                NA             NA    1,735,874,801    1,060,984,497    6,096,688,758
$          0   $             0             $0   $         1.00   $         1.00   $         1.00
------------   ---------------   ------------   --------------   --------------   --------------
$192,166,149   $12,657,633,746   $368,224,822   $6,130,254,301   $7,094,922,448   $6,147,696,063
------------   ---------------   ------------   --------------   --------------   --------------

                   76 Wells Fargo Advantage Money Market Funds


 Statements of Operations--For the Six Months Ended August 31, 2008 (Unaudited)

                                                                          California
                                                                           Tax-Free      Government
                                                                         Money Market   Money Market
                                                                             Fund           Fund
                                                                         ------------   ------------
INVESTMENT INCOME
   Interest ..........................................................    $48,426,907   $373,309,046
                                                                          -----------   ------------
Total investment income ..............................................     48,426,907    373,309,046
                                                                          -----------   ------------
EXPENSES
   Advisory fees .....................................................      7,049,472     15,533,695
   Administration fees
      Fund Level .....................................................      1,256,688      5,412,163
      Class A ........................................................      4,323,511      1,732,130
      Class B ........................................................             NA             NA
      Administrator Class ............................................             NA        733,183
      Institutional Class ............................................         80,049      8,704,358
      Investor Class .................................................             NA             NA
      Service Class ..................................................        547,577      3,759,281
   Custody fees ......................................................        504,321      3,106,739
   Shareholder servicing fees (Note 3) ...............................      6,053,865     10,533,347
   Accounting fees ...................................................        123,941        692,951
   Distribution fees (Note 3)
      Class B ........................................................             NA             NA
   Professional fees .................................................         14,538         16,392
   Registration fees .................................................         17,173        123,747
   Shareholder reports ...............................................         48,721        245,271
   Trustees' fees ....................................................          4,323          4,323
   Other fees and expenses ...........................................         26,605        174,309
                                                                          -----------   ------------
Total expenses .......................................................     20,050,784     50,771,889
                                                                          -----------   ------------
LESS
   Waived fees and reimbursed expenses (Note 3) ......................     (5,021,307)    (5,796,783)
   Net expenses ......................................................     15,029,477     44,975,106
                                                                          -----------   ------------
Net investment income (loss) .........................................     33,397,430    328,333,940
                                                                          -----------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities ........................................................        344,124              0
                                                                          -----------   ------------
   Net realized gain (loss) from investments .........................        344,124              0
                                                                          -----------   ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities ........................................................              0              0
                                                                          -----------   ------------
Net change in unrealized appreciation (depreciation) of investments ..              0              0
                                                                          -----------   ------------
Net realized and unrealized gain (loss) from investments .............        344,124              0
                                                                          -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......    $33,741,554   $328,333,940
                                                                          ===========   ============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 77


 Statements of Operations--For the Six Months Ended August 31, 2008 (Unaudited)

 Minnesota                   Municipal     National      Treasury        100%
   Money                       Money       Tax-Free     Plus Money     Treasury
  Market     Money Market     Market        Money         Market        Money
   Fund          Fund          Fund      Market Fund       Fund      Market Fund
----------   ------------   ----------   -----------   -----------   -----------

$2,106,034   $189,942,353   $4,314,755   $59,403,909   $69,155,917   $57,937,388
----------   ------------   ----------   -----------   -----------   -----------
 2,106,034    189,942,353    4,314,755    59,403,909    69,155,917    57,937,388
----------   ------------   ----------   -----------   -----------   -----------

   313,225     17,667,436      580,869     2,900,711     3,477,722     8,838,826

    52,204      2,781,901       96,812     1,410,969     1,641,774     1,544,568
   229,698     12,259,060           NA     1,725,466     2,717,497       324,625
        NA      1,606,742           NA            NA            NA            NA
        NA             NA           NA       265,905        29,221            NA
        NA             NA          692       805,010     1,252,830            NA
        NA      1,465,879      609,316            NA            NA            NA
        NA             NA           NA     1,013,090       776,685     3,704,582
    20,882      1,353,230       27,725       580,142       695,544       646,942
   261,021     16,908,705      481,125     4,335,830     4,731,684     8,086,770
     3,480        328,169          663       140,577       173,515       150,271

        NA      5,477,529           NA            NA            NA            NA
     2,779         14,656          963        17,747        14,689        16,035
       262         53,542          396        50,012        38,799        21,799
        90         24,156        1,000        38,405        72,349        35,035
     4,323          4,323        4,323         4,323         4,323         4,323
     2,511         85,979        1,775        49,769        55,721        25,561
----------   ------------   ----------   -----------   -----------   -----------
   890,475     60,031,307    1,805,659    13,337,956    15,682,353    23,399,337
----------   ------------   ----------   -----------   -----------   -----------

   (55,207)    (3,639,488)    (569,972)   (1,643,007)   (1,289,437)   (7,004,461)
   835,268     56,391,819    1,235,687    11,694,949    14,392,916    16,394,876
----------   ------------   ----------   -----------   -----------   -----------
 1,270,766    133,550,534    3,079,068    47,708,960    54,763,001    41,542,512
----------   ------------   ----------   -----------   -----------   -----------


     4,962     (1,632,372)           0       408,791             0       788,606
----------   ------------   ----------   -----------   -----------   -----------
     4,962     (1,632,372)           0       408,791             0       788,606
----------   ------------   ----------   -----------   -----------   -----------

         0     (7,694,400)           0             0             0             0
----------   ------------   ----------   -----------   -----------   -----------
         0     (7,694,400)           0             0             0             0
----------   ------------   ----------   -----------   -----------   -----------
     4,962     (9,326,772)           0       408,791             0       788,606
----------   ------------   ----------   -----------   -----------   -----------
$1,275,728   $124,223,762   $3,079,068   $48,117,751   $54,763,001   $42,331,118
==========   ============   ==========   ===========   ===========   ===========

                  78 Wells Fargo Advantage Money Market Funds


                      Statements of Changes in Net Assets

                                                                                               CALIFORNIA TAX-FREE MONEY MARKET FUND
                                                                                               -------------------------------------
                                                                                                    For the
                                                                                               Six Months Ended         For the
                                                                                                August 31, 2008        Year Ended
                                                                                                  (Unaudited)      February 29, 2008
                                                                                               ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ....................................................................   $ 4,808,408,788      $ 3,564,648,630
OPERATIONS
   Net investment income (loss) ............................................................        33,398,803          111,828,771
   Net realized gain (loss) on investments .................................................           344,124              341,720
   Net change in unrealized appreciation (depreciation) of investments .....................                 0                    0
                                                                                               ---------------      ---------------
Net increase (decrease) in net assets resulting from operations ............................        33,742,927          112,170,491
                                                                                               ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ..............................................................................       (24,972,308)         (92,774,150)
      Class B ..............................................................................                NA                   NA
      Administrator Class ..................................................................                NA                   NA
      Institutional Class ..................................................................        (1,542,695)                  NA
      Investor Class .......................................................................                NA                   NA
      Service Class ........................................................................        (6,882,428)         (19,056,032)
   Net realized gain on sales of investments
      Class A ..............................................................................                NA             (185,825)
      Service Class ........................................................................                NA              (43,137)
                                                                                               ---------------      ---------------
Total distributions to shareholders ........................................................       (33,397,431)        (112,059,144)
                                                                                               ---------------      ---------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .....................................................     2,296,395,824        5,103,771,816
   Reinvestment of distributions - Class A .................................................        23,749,372           85,788,614
   Cost of shares redeemed - Class A .......................................................    (2,386,176,170)      (4,416,712,360)
                                                                                               ---------------      ---------------
   Net increase (decrease) in net assets resulting from capital share transactions
      - Class A ............................................................................       (66,030,974)         772,848,070
                                                                                               ---------------      ---------------
   Proceeds from shares sold - Class B .....................................................                NA                   NA
   Reinvestment of distributions - Class B .................................................                NA                   NA
   Cost of shares redeemed - Class B .......................................................                NA                   NA
                                                                                               ---------------      ---------------
   Net increase (decrease) in net assets resulting from capital share transactions
      - Class B ............................................................................                NA                   NA
                                                                                               ---------------      ---------------
   Proceeds from shares sold - Administrator Class .........................................                NA                   NA
   Reinvestment of distributions - Administrator Class .....................................                NA                   NA
   Cost of shares redeemed - Administrator Class ...........................................                NA                   NA
                                                                                               ---------------      ---------------
   Net increase (decrease) in net assets resulting from capital share transactions
      - Administrator Class ................................................................                NA                   NA
                                                                                               ---------------      ---------------
   Proceeds from shares sold - Institutional Class .........................................       809,803,951                   NA
   Reinvestment of distributions - Institutional Class .....................................         1,028,314                   NA
   Cost of shares redeemed - Institutional Class ...........................................      (496,538,718)                  NA
                                                                                               ---------------      ---------------
   Net increase (decrease) in net assets resulting from capital share transactions
      - Institutional Class ................................................................       314,293,547                   NA
                                                                                               ---------------      ---------------
   Proceeds from shares sold - Investor Class ..............................................                NA                   NA
   Reinvestment of distributions - Investor Class ..........................................                NA                   NA
   Cost of shares redeemed - Investor Class ................................................                NA                   NA
                                                                                               ---------------      ---------------
   Net increase (decrease) in net assets resulting from capital share transactions
      - Investor Class .....................................................................                NA                   NA
                                                                                               ---------------      ---------------
   Proceeds from shares sold - Service Class ...............................................     1,023,382,128        2,126,696,136
   Reinvestment of distributions - Service Class ...........................................         2,412,333           10,261,692
   Cost of shares redeemed - Service Class .................................................    (1,182,599,526)      (1,666,157,087)
                                                                                               ---------------      ---------------
   Net increase (decrease) in net assets resulting from capital share transactions
      - Service Class ......................................................................      (156,805,065)         470,800,741
                                                                                               ---------------      ---------------
Net increase (decrease) in net assets resulting from capital share transactions - Total ....        91,457,508        1,243,648,811
                                                                                               ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................................        91,803,004        1,243,760,158
                                                                                               ===============      ===============
ENDING NET ASSETS ..........................................................................   $ 4,900,211,792      $ 4,808,408,788
                                                                                               ===============      ===============

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 79


                      Statements of Changes in Net Assets

    GOVERNMENT MONEY MARKET FUND            MINNESOTA MONEY MARKET FUND                 MONEY MARKET FUND
------------------------------------   ------------------------------------   ------------------------------------
    For the                                For the                                For the
Six Months Ended        For the        Six Months Ended        For the        Six Months Ended        For the
 August 31, 2008       Year Ended       August 31, 2008       Year Ended       August 31, 2008       Year Ended
   (Unaudited)     February 29, 2008     (Unaudited)      February 29, 2008      (Unaudited)     February 29, 2008
----------------   -----------------   ----------------   -----------------   ----------------   -----------------

$ 33,481,429,832    $ 17,470,019,473     $ 182,600,793      $ 118,010,906      $14,024,326,939    $ 10,626,293,423

     328,333,940       1,026,033,455         1,270,766          3,615,286          133,550,534         527,716,827
               0                   0             4,962              3,427           (1,632,372)            595,000
               0                   0                 0                  0           (7,694,400)         (9,105,189)
----------------    ----------------     -------------      -------------      ---------------    ----------------
     328,333,940       1,026,033,455         1,275,728          3,618,713          124,223,762         519,206,638
----------------    ----------------     -------------      -------------      ---------------    ----------------


     (14,011,730)       (117,180,294)       (1,270,766)        (3,615,287)        (114,189,701)       (437,621,096)
              NA                  NA                NA                 NA           (9,397,202)        (52,967,013)
     (15,174,791)        (64,767,356)               NA                 NA                   NA                  NA
    (239,911,605)       (583,006,486)               NA                 NA                   NA                  NA
              NA                  NA                NA                 NA           (9,963,632)        (37,128,718)
     (59,235,812)       (261,079,318)               NA                 NA                   NA                  NA

              NA                   0                NA                  0                   NA                   0
              NA                   0                NA                 NA                   NA                  NA
----------------    ----------------     -------------      -------------      ---------------    ----------------
    (328,333,938)     (1,026,033,454)       (1,270,766)        (3,615,287)        (133,550,535)       (527,716,827)
----------------    ----------------     -------------      -------------      ---------------    ----------------

     213,172,662       1,801,462,824       226,736,865        468,088,275        3,135,543,735      19,543,700,591
      13,973,937         116,550,093         1,231,081          3,403,148          114,029,052         427,981,073
    (786,847,262)     (2,863,085,094)     (217,860,784)      (406,904,962)      (4,647,741,093)    (16,736,391,641)
----------------    ----------------     -------------      -------------      ---------------    ----------------

    (559,700,663)       (945,072,177)       10,107,162         64,586,461       (1,398,168,306)      3,235,290,023
----------------    ----------------     -------------      -------------      ---------------    ----------------
              NA                  NA                NA                 NA          719,596,964       1,865,767,562
              NA                  NA                NA                 NA            9,520,244          52,768,001
              NA                  NA                NA                 NA         (694,211,895)     (1,910,420,221)
----------------    ----------------     -------------      -------------      ---------------    ----------------

              NA                  NA                NA                 NA           34,905,313           8,115,342
----------------    ----------------     -------------      -------------      ---------------    ----------------
   3,261,937,151      11,133,674,556                NA                 NA                   NA                  NA
       8,559,048          32,210,304                NA                 NA                   NA                  NA
  (3,823,216,113)    (10,401,231,678)               NA                 NA                   NA                  NA
----------------    ----------------     -------------      -------------      ---------------    ----------------

    (552,719,914)        764,653,182                NA                 NA                   NA                  NA
----------------    ----------------     -------------      -------------      ---------------    ----------------
  59,149,312,513     104,620,372,905                NA                 NA                   NA                  NA
     130,831,338         274,115,268                NA                 NA                   NA                  NA
 (61,432,219,454)    (89,395,762,971)               NA                 NA                   NA                  NA
----------------    ----------------     -------------      -------------      ---------------    ----------------

  (2,152,075,603)     15,498,725,202                NA                 NA                   NA                  NA
----------------    ----------------     -------------      -------------      ---------------    ----------------
              NA                  NA                NA                 NA          340,046,144         813,906,563
              NA                  NA                NA                 NA            9,809,369          35,933,014
              NA                  NA                NA                 NA         (374,064,092)       (686,701,237)
----------------    ----------------     -------------      -------------      ---------------    ----------------

              NA                  NA                NA                 NA          (24,208,579)        163,138,340
----------------    ----------------     -------------      -------------      ---------------    ----------------
  23,086,222,704      45,791,819,742                NA                 NA                   NA                  NA
       8,661,154          34,083,782                NA                 NA                   NA                  NA
 (23,220,957,952)    (45,132,799,373)               NA                 NA                   NA                  NA
----------------    ----------------     -------------      -------------      ---------------    ----------------

    (126,074,094)        693,104,151                 0                 NA                    0                  NA
----------------    ----------------     -------------      -------------      ---------------    ----------------
  (3,390,570,274)     16,011,410,358        10,107,162         64,586,461       (1,387,471,572)      3,406,543,705
----------------    ----------------     -------------      -------------      ---------------    ----------------
  (3,390,570,272)     16,011,410,359        10,112,124         64,589,887       (1,396,798,345)      3,398,033,516
================    ================     =============      =============      ===============    ================
$ 30,090,859,560    $ 33,481,429,832     $ 192,712,917      $ 182,600,793      $12,627,528,594    $ 14,024,326,939
================    ================     =============      =============      ===============    ================

                   80 Wells Fargo Advantage Money Market Funds


                      Statements of Changes in Net Assets

                                                                                          CALIFORNIA TAX-FREE MONEY MARKET FUND
                                                                                          -------------------------------------
                                                                                               For the
                                                                                          Six Months Ended         For the
                                                                                           August 31, 2008        Year Ended
                                                                                             (Unaudited)      February 29, 2008
                                                                                          ----------------    -----------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ..............................................................     2,296,395,824        5,103,771,816
   Shares issued in reinvestment of distributions - Class A ...........................        23,749,371           85,788,614
   Shares redeemed - Class A ..........................................................    (2,386,176,170)      (4,416,712,360)
                                                                                          ---------------      ---------------
   Net increase (decrease) in shares outstanding - Class A ............................       (66,030,975)         772,848,070
                                                                                          ---------------      ---------------
   Shares sold - Class B ..............................................................                NA                   NA
   Shares issued in reinvestment of distributions - Class B ...........................                NA                   NA
   Shares redeemed - Class B ..........................................................                NA                   NA
                                                                                          ---------------      ---------------
   Net increase (decrease) in shares outstanding - Class B ............................                NA                   NA
                                                                                          ---------------      ---------------
   Shares sold - Administrator Class ..................................................                NA                   NA
   Shares issued in reinvestment of distributions - Administrator Class ...............                NA                   NA
   Shares redeemed - Administrator Class ..............................................                NA                   NA
                                                                                          ---------------      ---------------
   Net increase (decrease) in shares outstanding - Administrator Class ................                NA                   NA
                                                                                          ---------------      ---------------
   Shares sold - Institutional Class ..................................................       809,803,951                   NA
   Shares issued in reinvestment of distributions - Institutional Class ...............         1,028,314                   NA
   Shares redeemed - Institutional Class ..............................................      (496,538,718)                  NA
                                                                                          ---------------      ---------------
   Net increase (decrease) in shares outstanding - Institutional Class ................       314,293,547                   NA
                                                                                          ---------------      ---------------
   Shares sold - Investor Class .......................................................                NA                   NA
   Shares issued in reinvestment of distributions - Investor Class ....................                NA                   NA
   Shares redeemed - Investor Class ...................................................                NA                   NA
                                                                                          ---------------      ---------------
   Net increase (decrease) in shares outstanding - Investor Class .....................                NA                   NA
                                                                                          ---------------      ---------------
   Shares sold - Service Class ........................................................     1,023,382,129        2,126,696,136
   Shares issued in reinvestment of distributions - Service Class .....................         2,412,333           10,261,692
   Shares redeemed - Service Class ....................................................    (1,182,599,526)      (1,666,157,087)
                                                                                          ---------------      ---------------
   Net increase (decrease) in shares outstanding - Service Class ......................      (156,805,064)         470,800,741
                                                                                          ---------------      ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .......................................................................        91,457,508        1,243,648,811
                                                                                          ===============      ===============
Ending balance of undistributed net investment income (loss) ..........................   $        (1,078)     $        (2,450)
                                                                                          ---------------      ---------------

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 81


                      Statements of Changes in Net Assets

   GOVERNMENT MONEY MARKET FUND             MINNESOTA MONEY MARKET FUND                MONEY MARKET FUND
------------------------------------   ------------------------------------   ------------------------------------
     For the                               For the                                For the
Six Months Ended        For the        Six Months Ended        For the        Six Months Ended        For the
 August 31, 2008      Year Ended        August 31, 2008      Year Ended        August 31, 2008      Year Ended
   (Unaudited)     February 29, 2008      (Unaudited)     February 29, 2008      (Unaudited)     February 29, 2008
----------------   -----------------   ----------------   -----------------   ----------------   -----------------

     213,172,666       1,801,462,824       226,736,863        468,088,275        3,135,542,938      19,543,700,591
      13,973,937         116,550,093         1,231,081          3,403,148          114,029,052         427,981,073
    (786,847,262)     (2,863,085,094)     (217,860,784)      (406,904,962)      (4,647,741,093)    (16,736,391,641
----------------    ----------------     -------------      -------------      ---------------    ----------------
    (559,700,659)       (945,072,177)       10,107,160         64,586,461       (1,398,169,103)      3,235,290,023
----------------    ----------------     -------------      -------------      ---------------    ----------------
              NA                  NA                NA                 NA          719,596,963       1,865,767,562
              NA                  NA                NA                 NA            9,520,244          52,768,001
              NA                  NA                NA                 NA         (694,211,895)     (1,910,420,220
----------------    ----------------     -------------      -------------      ---------------    ----------------
              NA                  NA                NA                 NA           34,905,312           8,115,343
----------------    ----------------     -------------      -------------      ---------------    ----------------
   3,261,937,151      11,133,674,556                NA                 NA                   NA                  NA
       8,559,048          32,210,304                NA                 NA                   NA                  NA
  (3,823,216,113)    (10,401,231,678)               NA                 NA                   NA                  NA
----------------    ----------------     -------------      -------------      ---------------    ----------------
    (552,719,914)        764,653,182                NA                 NA                   NA                  NA
----------------    ----------------     -------------      -------------      ---------------    ----------------
  59,149,312,512     104,620,372,905                NA                 NA                   NA                  NA
     130,831,338         274,115,268                NA                 NA                   NA                  NA
 (61,432,219,454)    (89,395,762,971)               NA                 NA                   NA                  NA
----------------    ----------------     -------------      -------------      ---------------    ----------------
  (2,152,075,604)     15,498,725,202                NA                 NA                   NA                  NA
----------------    ----------------     -------------      -------------      ---------------    ----------------
              NA                  NA                NA                 NA          340,046,028         813,906,360
              NA                  NA                NA                 NA            9,809,369          35,933,014
              NA                  NA                NA                 NA         (374,064,101)       (686,701,246)
----------------    ----------------     -------------      -------------      ---------------    ----------------
              NA                  NA                NA                 NA          (24,208,704)        163,138,128
----------------    ----------------     -------------      -------------      ---------------    ----------------
  23,086,222,704      45,791,819,742                NA                 NA                   NA                  NA
       8,661,154          34,083,782                NA                 NA                   NA                  NA
 (23,220,957,952)    (45,132,799,373)               NA                 NA                   NA                  NA
----------------    ----------------     -------------      -------------      ---------------    ----------------
    (126,074,094)        693,104,151                NA                 NA                   NA                  NA
----------------    ----------------     -------------      -------------      ---------------    ----------------

  (3,390,570,271)     16,011,410,358        10,107,160         64,586,461       (1,387,472,495)      3,406,543,494
================    ================     =============      =============      ===============    ================
$         31,022    $         31,020     $           0      $           0      $            (2)   $             (1)
----------------    ----------------     -------------      -------------      ---------------    ----------------

                  82 Wells Fargo Advantage Money Market Funds


                      Statements of Changes in Net Assets

                                                                               MUNICIPAL MONEY MARKET FUND
                                                                            --------------------------------
                                                                                 For the          For the
                                                                            Six Months Ended     Year Ended
                                                                             August 31, 2008    February 29,
                                                                               (Unaudited)          2008
                                                                            ----------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .................................................     $ 388,515,904     $439,112,425
OPERATIONS
   Net investment income (loss) .........................................         3,079,068       11,981,205
   Net realized gain (loss) on investments ..............................                 0           48,562
   Net change in unrealized appreciation (depreciation) of investments ..                 0               NA
                                                                              -------------     ------------
Net increase (decrease) in net assets resulting from operations .........         3,079,068       12,029,767
                                                                              -------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ...........................................................                NA               NA
      Class B ...........................................................                NA               NA
      Administrator Class ...............................................                NA               NA
      Institutional Class ...............................................           (16,248)              NA
      Investor Class ....................................................        (3,062,820)     (11,979,938)
      Service Class .....................................................                NA               NA
   Net realized gain on sales of investments
      Class A ...........................................................                NA               NA
      Administrator Class ...............................................                NA               NA
      Institutional Class ...............................................                NA               NA
      Service Class .....................................................                NA               NA
                                                                              -------------     ------------
Total distributions to shareholders .....................................        (3,079,068)     (11,979,938)
                                                                              -------------     ------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ..................................                NA               NA
   Reinvestment of distributions - Class A ..............................                NA               NA
   Cost of shares redeemed - Class A ....................................                NA               NA
                                                                              -------------     ------------
Net increase (decrease) in net assets resulting from capital share
   transactions - Class A ...............................................                NA               NA
                                                                              -------------     ------------
   Proceeds from shares sold - Class B ..................................                NA               NA
   Reinvestment of distributions - Class B ..............................                NA               NA
   Cost of shares redeemed - Class B ....................................                NA               NA
                                                                              -------------     ------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class B ............................................                NA               NA
                                                                              -------------     ------------
   Proceeds from shares sold - Administrator Class ......................                NA               NA
   Reinvestment of distributions - Administrator Class ..................                NA               NA
   Cost of shares redeemed - Administrator Class ........................                NA               NA
                                                                              -------------     ------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Administrator Class ................................                NA               NA
                                                                              -------------     ------------
   Proceeds from shares sold - Institutional Class ......................        13,547,172               NA
   Reinvestment of distributions - Institutional Class ..................            15,784               NA
   Cost of shares redeemed - Institutional Class ........................        (5,122,172)              NA
                                                                              -------------     ------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Institutional Class ................................         8,440,784               NA
                                                                              -------------     ------------
   Proceeds from shares sold - Investor Class ...........................       140,246,273      228,470,905
   Reinvestment of distributions - Investor Class .......................         2,997,771       11,455,419
   Cost of shares redeemed - Investor Class .............................      (157,961,730)    (290,572,674)
                                                                              -------------     ------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Investor Class .....................................       (14,717,686)     (50,646,350)
                                                                              -------------     ------------
   Proceeds from shares sold - Service Class ............................                NA               NA
   Reinvestment of distributions - Service Class ........................                NA               NA
   Cost of shares redeemed - Service Class ..............................                NA               NA
                                                                              -------------     ------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Service Class ......................................                 0               NA
                                                                              -------------     ------------
Net increase (decrease) in net assets resulting from capital share
   transactions - Total .................................................        (6,276,902)     (50,646,350)
                                                                              -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................        (6,276,902)     (50,596,521)
                                                                              =============     ============
ENDING NET ASSETS .......................................................     $ 382,239,002     $388,515,904
                                                                              =============     ============


The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 83


                      Statements of Changes in Net Assets

 NATIONAL TAX-FREE MONEY MARKET FUND      TREASURY PLUS MONEY MARKET FUND        100% TREASURY MONEY MARKET FUND
------------------------------------   ------------------------------------   ------------------------------------
     For the                                For the                                For the
Six Months Ended        For the        Six Months Ended        For the        Six Months Ended        For the
 August 31, 2008       Year Ended       August 31, 2008       Year Ended       August 31, 2008       Year Ended
   (Unaudited)     February 29, 2008      (Unaudited)     February 29, 2008      (Unaudited)     February 29, 2008
----------------   -----------------   ----------------   -----------------   ----------------   -----------------
 $ 5,158,034,269    $  4,157,270,399   $  6,774,952,740    $  5,997,566,905   $  6,337,429,815    $  4,306,393,579
      47,708,960         153,413,437         54,763,001         267,485,091         41,542,512         200,495,730
         408,791             483,111                  0              56,896            788,606             709,044
               0                  NA                  0                  NA                  0                  NA
 ---------------    ----------------   ----------------    ----------------   ----------------    ----------------
      48,117,751         153,896,548         54,763,001         267,541,987         42,331,118         201,204,774
 ---------------    ----------------   ----------------    ----------------   ----------------    ----------------
     (11,017,291)        (37,389,379)       (16,657,172)      (111,958,053)         (1,675,422)         (9,837,716)
              NA                  NA                 NA                  NA                 NA                  NA
      (4,656,471)        (17,613,845)          (483,961)                 NA                 NA                  NA
     (18,428,203)        (54,462,925)       (27,981,553)       (103,395,876)                NA                  NA
              NA                  NA                 NA                  NA                 NA                  NA
     (13,606,996)        (43,947,288)        (9,640,316)        (52,131,162)       (39,867,092)       (190,658,013)
              NA             (4,844)                 NA                   0                 NA             (31,431)
              NA             (1,839)                 NA                  NA                 NA                  NA
              NA             (8,601)                 NA                   0                 NA                  NA
              NA             (5,086)                 NA                   0                 NA            (619,567)
 ---------------    ----------------   ----------------    ----------------   ----------------    ----------------
     (47,708,961)       (153,433,807)       (54,763,002)       (267,485,091)       (41,542,514)       (201,146,727)
 ---------------    ----------------   ----------------    ----------------   ----------------    ----------------
   1,066,072,940       2,248,059,928      9,087,994,129      18,539,662,245        360,226,409         522,588,845
      10,400,719          36,317,398          4,714,834          32,480,113          1,628,872           9,712,529
  (1,080,650,708)     (1,886,820,303)    (9,036,282,777)    (18,827,798,808)      (394,123,868)       (490,511,994)
 ---------------    ----------------   ----------------    ----------------   ----------------    ----------------
      (4,177,049)         397,557,023        56,426,186       (255,656,450)        (32,268,587)         41,789,380
 ---------------    ----------------   ----------------    ----------------   ----------------    ----------------
              NA                  NA                 NA                  NA                 NA                  NA
              NA                  NA                 NA                  NA                 NA                  NA
              NA                  NA                 NA                  NA                 NA                  NA
 ---------------    ----------------   ----------------    ----------------   ----------------    ----------------
              NA                  NA                 NA                  NA                 NA                  NA
 ---------------    ----------------   ----------------    ----------------   ----------------    ----------------
     270,752,703         422,715,460        197,683,331                  NA                 NA                  NA
       4,616,841          17,091,399            480,762                  NA                 NA                  NA
    (252,075,768)       (464,028,423)      (128,530,968)                 NA                 NA                  NA
 ---------------    ----------------   ----------------    ----------------   ----------------    ----------------
      23,293,776        (24,221,564)         69,633,125                  NA                 NA                  NA
 ---------------    ----------------   ----------------    ----------------   ----------------    ----------------
   5,909,257,619      13,543,873,677     15,035,969,683      27,627,181,791                 NA                  NA
       8,621,181          25,538,408         10,720,526          39,821,129                 NA                  NA
  (5,015,587,223)    (13,312,631,478)   (14,733,931,151)    (26,537,662,775)                NA                  NA
 ---------------    ----------------   ----------------    ----------------   ----------------    ----------------
     902,291,577         256,780,607        312,759,058       1,129,340,145                 NA                  NA
 ---------------    ----------------   ----------------    ----------------   ----------------    ----------------
              NA                  NA                 NA                  NA                 NA                  NA
              NA                  NA                 NA                  NA                 NA                  NA
              NA                  NA                 NA                  NA                 NA                  NA
 ---------------    ----------------   ----------------    ----------------   ----------------    ----------------
              NA                  NA                 NA                  NA                 NA                  NA
 ---------------    ----------------   ----------------    ----------------   ----------------    ----------------
   1,537,105,573       3,191,429,110      7,892,065,964      20,584,561,708     20,730,678,848      20,643,640,581
       2,604,894           9,642,327            830,176           5,369,508          5,461,648          12,200,485
  (1,477,568,709)     (2,830,886,374)    (8,019,405,205)    (20,686,285,972)   (20,678,472,147)    (18,666,652,257)
 ---------------    ----------------   ----------------    ----------------   ----------------    ----------------
      62,141,758         370,185,063       (126,509,065)        (96,354,756)        57,668,349       1,989,188,809
 ---------------    ----------------   ----------------    ----------------   ----------------    ----------------
     983,550,062       1,000,301,129        312,309,304         777,328,939         25,399,762       2,030,978,189
 ---------------    ----------------   ----------------    ----------------   ----------------    ----------------
     983,958,852       1,000,763,870        312,309,303         777,385,835         26,188,366       2,031,036,236
 ===============    ================   ================    ================   ================    ================
 $ 6,141,993,121    $  5,158,034,269   $  7,087,262,043    $  6,774,952,740   $  6,363,618,181    $  6,337,429,815
 ===============    ================   ================    ================   ================    ================

                  84 Wells Fargo Advantage Money Market Funds


                      Statements of Changes in Net Assets

                                                                               MUNICIPAL MONEY MARKET FUND
                                                                            --------------------------------
                                                                                 For the          For the
                                                                            Six Months Ended     Year Ended
                                                                             August 31, 2008    February 29,
                                                                               (Unaudited)          2008
                                                                            ----------------   -------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ................................................                NA               NA
   Shares issued in reinvestment of distributions - Class A .............                NA               NA
   Shares redeemed - Class A ............................................                NA               NA
                                                                              -------------    -------------
   Net increase (decrease) in shares outstanding - Class A ..............                NA               NA
                                                                              -------------    -------------
   Shares sold - Class B ................................................                NA               NA
   Shares issued in reinvestment of distributions - Class B .............                NA               NA
   Shares redeemed - Class B ............................................                NA               NA
                                                                              -------------    -------------
   Net increase (decrease) in shares outstanding - Class B ..............                NA               NA
                                                                              -------------    -------------
   Shares sold - Administrator Class ....................................                NA               NA
   Shares issued in reinvestment of distributions - Administrator
      Class .............................................................                NA               NA
   Shares redeemed - Administrator Class ................................                NA               NA
                                                                              -------------    -------------
   Net increase (decrease) in shares outstanding - Administrator Class ..                NA               NA
                                                                              -------------    -------------
   Shares sold - Institutional Class ....................................        13,547,172               NA
   Shares issued in reinvestment of distributions - Institutional Class..            15,784               NA
   Shares redeemed - Institutional Class ................................        (5,122,172)              NA
                                                                              -------------    -------------
   Net increase (decrease) in shares outstanding - Institutional Class ..         8,440,784               NA
                                                                              -------------    -------------
   Shares sold - Investor Class .........................................       140,246,272      228,470,806
   Shares issued in reinvestment of distributions - Investor Class ......         2,997,771       11,455,419
   Shares redeemed - Investor Class .....................................      (157,961,730)    (290,572,674)
                                                                              -------------    -------------
   Net increase (decrease) in shares outstanding - Investor Class .......       (14,717,687)     (50,646,449)
                                                                              -------------    -------------
   Shares sold - Service Class ..........................................                NA               NA
   Shares issued in reinvestment of distributions - Service Class .......                NA               NA
   Shares redeemed - Service Class ......................................                NA               NA
                                                                              -------------    -------------
   Net increase (decrease) in shares outstanding - Service Class ........                NA               NA
                                                                              -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ...................................................        (6,276,903)     (50,646,449)
                                                                              =============    =============
Ending balance of undistributed net investment income (loss)                  $           3    $           3
                                                                              -------------    -------------

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 85


                      Statements of Changes in Net Assets

 NATIONAL TAX-FREE MONEY MARKET FUND      TREASURY PLUS MONEY MARKET FUND        100% TREASURY MONEY MARKET FUND
------------------------------------   ------------------------------------   ------------------------------------
     For the                                For the                                For the
Six Months Ended        For the        Six Months Ended        For the        Six Months Ended        For the
 August 31, 2008       Year Ended       August 31, 2008       Year Ended       August 31, 2008       Year Ended
   (Unaudited)     February 29, 2008      (Unaudited)     February 29, 2008      (Unaudited)     February 29, 2008
----------------   -----------------   ----------------   -----------------   ----------------   -----------------
   1,066,072,939       2,248,059,928      9,087,994,130      18,539,662,245        360,226,411         522,588,845
      10,400,719          36,317,398          4,714,834          32,480,113          1,628,872           9,712,529
  (1,080,650,708)     (1,886,820,303)    (9,036,282,777)    (18,827,798,808)      (394,123,868)       (490,511,994)
 ---------------    ----------------   ----------------    ----------------   ----------------    ----------------
      (4,177,050)        397,557,023         56,426,187        (255,656,450)       (32,268,585)         41,789,380
 ---------------    ----------------   ----------------    ----------------   ----------------    ----------------
              NA                  NA                                     NA                 NA                  NA
              NA                  NA                                     NA                 NA                  NA
              NA                  NA                                     NA                 NA                  NA
 ---------------    ----------------   ----------------    ----------------   ----------------    ----------------
              NA                  NA                 NA                  NA                 NA                  NA
 ---------------    ----------------   ----------------    ----------------   ----------------    ----------------
     270,752,704         422,715,461        197,683,330                  NA                 NA                  NA
       4,616,841          17,091,399            480,762                  NA                 NA                  NA
    (252,075,768)       (464,028,423)      (128,530,968)                 NA                 NA                  NA
 ---------------    ----------------   ----------------    ----------------   ----------------    ----------------
      23,293,777        (24,221,563)         69,633,124                  NA                 NA                  NA
 ---------------    ----------------   ----------------    ----------------   ----------------    ----------------
   5,909,236,386      13,543,873,677     15,035,969,683      27,627,181,791                 NA                  NA
       8,621,181          25,538,408         10,720,526          39,821,129                 NA                  NA
  (5,015,587,223)    (13,312,631,478)   (14,733,931,151)    (26,537,662,775)                NA                  NA
 ---------------    ----------------   ----------------    ----------------   ----------------    ----------------
     902,270,344         256,780,607        312,759,058       1,129,340,145                 NA                  NA
 ---------------    ----------------   ----------------    ----------------   ----------------    ----------------
              NA                  NA                 NA                  NA                 NA                  NA
              NA                  NA                 NA                  NA                 NA                  NA
              NA                  NA                 NA                  NA                 NA                  NA
 ---------------    ----------------   ----------------    ----------------   ----------------    ----------------
              NA                  NA                 NA                  NA                 NA                  NA
 ---------------    ----------------   ----------------    ----------------   ----------------    ----------------
   1,537,105,573       3,191,429,110      7,892,065,964      20,584,561,708     20,730,678,845      20,643,640,581
       2,604,894           9,642,327            830,176           5,369,508          5,461,648          12,200,485
  (1,477,568,709)     (2,830,886,374)    (8,019,405,205)    (20,686,285,972)   (20,678,472,147)    (18,666,652,257)
 ---------------    ----------------   ----------------    ----------------   ----------------    ----------------
      62,141,758         370,185,063       (126,509,065)        (96,354,756)        57,668,346       1,989,188,809
 ---------------    ----------------   ----------------    ----------------   ----------------    ----------------
     983,528,829       1,000,301,130        312,309,304         777,328,939         25,399,761       2,030,978,189
 ===============    ================   ================    ================   ================    ================
 $            (1)   $              0   $            643    $            644   $        196,540    $        196,542
 ---------------    ----------------   ----------------    ----------------   ----------------    ----------------


                  86 Wells Fargo Advantage Money Market Funds


                              Financial Highlights

                                                  Beginning                    Net Realized    Distributions
                                                  Net Asset        Net        and Unrealized     from Net
                                                  Value Per     Investment      Gain (Loss)      Investment
                                                    Share     Income (Loss)   on Investments       Income
                                                  ---------   -------------   --------------   -------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
Class A
March 1, 2008 to August 31, 2008 (Unaudited) ..     $1.00          0.01            0.00            (0.01)
March 1, 2007 to February 29, 2008 ............     $1.00          0.03           (0.00)           (0.03)
March 1, 2006 to February 28, 2007 ............     $1.00          0.03            0.00            (0.03)
April 1, 2005 to February 28, 2006(4) .........     $1.00          0.02            0.00            (0.02)
April 1, 2004 to March 31, 2005 ...............     $1.00          0.01            0.00            (0.01)
April 1, 2003 to March 31, 2004 ...............     $1.00          0.00            0.00             0.00
April 1, 2002 to March 31, 2003 ...............     $1.00          0.01            0.00            (0.01)
GOVERNMENT MONEY MARKET FUND
Class A
March 1, 2008 to August 31, 2008 (Unaudited) ..     $1.00          0.01           (0.00)           (0.01)
March 1, 2007 to February 29, 2008 ............     $1.00          0.04            0.00            (0.04)
March 1, 2006 to February 28, 2007 ............     $1.00          0.05            0.00            (0.05)
April 1, 2005 to February 28, 2006(4) .........     $1.00          0.03            0.00            (0.03)
April 1, 2004 to March 31, 2005 ...............     $1.00          0.01            0.00            (0.01)
April 1, 2003 to March 31, 2004 ...............     $1.00          0.00            0.00             0.00
April 1, 2002 to March 31, 2003 ...............     $1.00          0.01            0.00            (0.01)
MINNESOTA MONEY MARKET FUND
Class A
March 1, 2008 to August 31, 2008 (Unaudited) ..     $1.00          0.01            0.00            (0.01)
March 1, 2007 to February 29, 2008 ............     $1.00          0.03           (0.00)           (0.03)
March 1, 2006 to February 28, 2007 ............     $1.00          0.03            0.00            (0.03)
April 1, 2005 to February 28, 2006(4) .........     $1.00          0.02            0.00            (0.02)
April 1, 2004 to March 31, 2005 ...............     $1.00          0.01            0.00            (0.01)
April 1, 2003 to March 31, 2004 ...............     $1.00          0.00            0.00             0.00
April 1, 2002 to March 31, 2003 ...............     $1.00          0.01            0.00            (0.01)
MONEY MARKET FUND
Class A
March 1, 2008 to August 31, 2008 (Unaudited) ..     $1.00          0.01            0.00            (0.01)
March 1, 2007 to February 29, 2008 ............     $1.00          0.04           (0.00)           (0.04)
March 1, 2006 to February 28, 2007 ............     $1.00          0.04            0.00            (0.04)
April 1, 2005 to February 28, 2006(4) .........     $1.00          0.03            0.00            (0.03)
April 1, 2004 to March 31, 2005 ...............     $1.00          0.01            0.00            (0.01)
April 1, 2003 to March 31, 2004 ...............     $1.00          0.00            0.00             0.00
April 1, 2002 to March 31, 2003 ...............     $1.00          0.01            0.00            (0.01)
Class B
March 1, 2008 to August 31, 2008 (Unaudited) ..     $1.00          0.01            0.00            (0.01)
March 1, 2007 to February 29, 2008 ............     $1.00          0.04           (0.00)           (0.04)
March 1, 2006 to February 28, 2007 ............     $1.00          0.04            0.00            (0.04)
April 1, 2005 to February 28, 2006(4) .........     $1.00          0.02            0.00            (0.02)
April 1, 2004 to March 31, 2005 ...............     $1.00          0.00            0.00             0.00
April 1, 2003 to March 31, 2004 ...............     $1.00          0.00            0.00             0.00
April 1, 2002 to March 31, 2003 ...............     $1.00          0.00            0.00             0.00

----------
(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3)  Commencement of operations.

(4)  The Fund changed its fiscal year-end from March 31 to February 28.

(5)  The Fund changed its fiscal year-end from October 31 to February 28.

(6)  Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 87


                              Financial Highlights

                   Ending      Ratio to Average Net Assets (Annualized)(1)
 Distributions   Net Asset   -----------------------------------------------                Net Assets at
   from Net      Value Per   Net Investment     Gross    Expenses      Net       Total      End of Period
Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses   Return(2)   (000's omitted)
--------------   ---------   --------------   --------   --------   --------   ---------   ---------------


     0.00           $1.00         1.27%         0.83%     (0.18)%     0.65%      0.65%       $ 3,771,699
     0.00           $1.00         2.79%         0.83%     (0.18)%     0.65%      2.85%       $ 3,837,463
     0.00           $1.00         2.81%         0.84%     (0.19)%     0.65%      2.85%       $ 3,064,445
     0.00           $1.00         2.01%         0.84%     (0.19)%     0.65%      1.85%       $ 2,552,430
     0.00           $1.00         0.78%         0.84%     (0.19)%     0.65%      0.79%       $ 2,423,170
     0.00           $1.00         0.36%         0.85%     (0.20)%     0.65%      0.36%       $ 2,262,957
     0.00           $1.00         0.72%         0.77%     (0.12)%     0.65%      0.73%       $ 2,357,684


     0.00           $1.00         1.78%         0.63%       0.00%     0.63%      0.89%       $ 1,361,946
     0.00           $1.00         4.39%         0.64%       0.00%     0.64%      4.38%       $ 1,921,647
     0.00           $1.00         4.57%         0.64%       0.00%     0.64%      4.61%       $ 2,866,700
     0.00           $1.00         3.13%         0.65%       0.00%     0.65%      2.78%       $ 1,224,209
     0.00           $1.00         1.17%         0.65%       0.00%     0.65%      1.11%       $   566,832
     0.00           $1.00         0.46%         0.71%     (0.04)%     0.67%      0.47%       $   365,169
     0.00           $1.00         0.97%         0.81%     (0.06)%     0.75%      1.02%       $   245,642


     0.00           $1.00         1.22%         0.85%     (0.05)%     0.80%      0.63%       $   192,713
     0.00           $1.00         2.71%         0.88%     (0.08)%     0.80%      2.77%       $   182,601
     0.00           $1.00         2.73%         0.90%     (0.10)%     0.80%      2.78%       $   118,011
     0.00           $1.00         1.90%         0.88%     (0.08)%     0.80%      1.75%       $   138,917
     0.00           $1.00         0.66%         0.89%     (0.09)%     0.80%      0.68%       $   119,148
     0.00           $1.00         0.28%         0.90%     (0.10)%     0.80%      0.28%       $   117,237
     0.00           $1.00         0.72%         0.83%     (0.03)%     0.80%      0.73%       $   127,193


     0.00           $1.00         2.05%         0.80%     (0.04)%     0.76%      1.04%       $10,250,372
     0.00           $1.00         4.37%         0.81%     (0.05)%     0.76%      4.48%       $11,659,129
     0.00           $1.00         4.46%         0.82%     (0.06)%     0.76%      4.54%       $ 8,430,922
     0.00           $1.00         2.96%         0.83%     (0.07)%     0.76%      2.69%       $ 6,580,685
     0.00           $1.00         1.02%         0.87%     (0.11)%     0.76%      1.03%       $ 5,268,694
     0.00           $1.00         0.41%         0.93%     (0.17)%     0.76%      0.41%       $ 5,694,911
     0.00           $1.00         1.01%         0.97%     (0.21)%     0.76%      1.01%       $ 6,728,119

     0.00           $1.00         1.29%         1.55%     (0.04)%     1.51%      0.66%       $ 1,474,019
     0.00           $1.00         3.66%         1.57%     (0.06)%     1.51%      3.71%       $ 1,438,346
     0.00           $1.00         3.70%         1.57%     (0.06)%     1.51%      3.76%       $ 1,431,103
     0.00           $1.00         2.16%         1.58%     (0.07)%     1.51%      1.99%       $ 1,264,470
     0.00           $1.00         0.41%         1.62%     (0.28)%     1.34%      0.44%       $ 1,293,680
     0.00           $1.00         0.12%         1.68%     (0.63)%     1.05%      0.12%       $ 1,591,061
     0.00           $1.00         0.32%         1.61%     (0.15)%     1.46%      0.31%       $ 1,882,817

                  88 Wells Fargo Advantage Money Market Funds


                              Financial Highlights

                                                  Beginning                    Net Realized    Distributions
                                                  Net Asset        Net        and Unrealized     from Net
                                                  Value Per     Investment      Gain (Loss)      Investment
                                                    Share     Income (Loss)   on Investments       Income
                                                  ---------   -------------   --------------   -------------
Investor Class
March 1, 2008 to August 31, 2008 (Unaudited) ..     $1.00          0.01            0.00            (0.01)
March 1, 2007 to February 29, 2008 ............     $1.00          0.05           (0.00)           (0.05)
March 1, 2006 to February 28, 2007 ............     $1.00          0.05            0.00            (0.05)
April 11, 2005(3) to February 28, 2006(4) .....     $1.00          0.03            0.00            (0.03)
MUNICIPAL MONEY MARKET FUND
Investor Class
March 1, 2008 to August 31, 2008 (Unaudited) ..     $1.00          0.01            0.00            (0.01)
March 1, 2007 to February 29, 2008 ............     $1.00          0.03           (0.00)           (0.03)
March 1, 2006 to February 28, 2007 ............     $1.00          0.03            0.00            (0.03)
November 1, 2005 to February 28, 2006(5) ......     $1.00          0.01            0.00            (0.01)
November 1, 2004 to October 31, 2005 ..........     $1.00          0.02            0.00            (0.02)
November 1, 2003 to October 31, 2004 ..........     $1.00          0.01            0.00            (0.01)
November 1, 2002 to October 31, 2003 ..........     $1.00          0.01            0.00            (0.01)
NATIONAL TAX-FREE MONEY MARKET FUND
Class A
March 1, 2008 to August 31, 2008 (Unaudited) ..     $1.00          0.01           (0.00)           (0.01)
March 1, 2007 to February 29, 2008 ............     $1.00          0.03           (0.00)           (0.03)
March 1, 2006 to February 28, 2007 ............     $1.00          0.03            0.00            (0.03)
April 1, 2005 to February 28, 2006(4) .........     $1.00          0.02            0.00            (0.02)
April 1, 2004 to March 31, 2005 ...............     $1.00          0.01            0.00            (0.01)
July 28, 2003(3) to March 31, 2004 ............     $1.00          0.00            0.00             0.00
TREASURY PLUS MONEY MARKET FUND
Class A
March 1, 2008 to August 31, 2008 (Unaudited) ..     $1.00          0.01            0.00            (0.01)
March 1, 2007 to February 29, 2008 ............     $1.00          0.04           (0.00)           (0.04)
March 1, 2006 to February 28, 2007 ............     $1.00          0.04            0.00            (0.04)
April 1, 2005 to February 28, 2006(4) .........     $1.00          0.03            0.00            (0.03)
April 1, 2004 to March 31, 2005 ...............     $1.00          0.01            0.00            (0.01)
July 28, 2003(3) to March 31, 2004 ............     $1.00          0.00            0.00             0.00
100% TREASURY MONEY MARKET FUND
Class A
March 1, 2008 to August 31, 2008 (Unaudited) ..     $1.00          0.01            0.00            (0.01)
March 1, 2007 to February 29, 2008 ............     $1.00          0.04           (0.00)           (0.04)
March 1, 2006 to February 28, 2007 ............     $1.00          0.04            0.00            (0.04)
April 1, 2005 to February 28, 2006(4) .........     $1.00          0.02            0.00            (0.02)
April 1, 2004 to March 31, 2005 ...............     $1.00          0.01            0.00            (0.01)
April 1, 2003 to March 31, 2004 ...............     $1.00          0.00            0.00             0.00
April 1, 2002 to March 31, 2003 ...............     $1.00          0.01            0.00            (0.01)

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 89


                              Financial Highlights

                   Ending      Ratio to Average Net Assets (Annualized)(1)
 Distributions   Net Asset   -----------------------------------------------                Net Assets at
   from Net      Value Per   Net Investment     Gross    Expenses      Net       Total      End of Period
Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses   Return(2)   (000's omitted)
--------------   ---------   --------------   --------   --------   --------   ---------   ---------------

     0.00          $1.00          2.16%         0.90%     (0.25)%     0.65%      1.09%        $  903,138
     0.00          $1.00          4.50%         0.94%     (0.29)%     0.65%      4.60%        $  926,851
     0.00          $1.00          4.56%         0.99%     (0.34)%     0.65%      4.65%        $  764,268
     0.00          $1.00          3.02%         1.00%     (0.35)%     0.65%      2.74%        $  700,278


     0.00          $1.00          1.59%         0.94%     (0.30)%     0.64%      0.81%        $  373,798
     0.00          $1.00          2.99%         1.01%     (0.37)%     0.64%      3.01%        $  388,516
     0.00          $1.00          2.97%         1.04%     (0.40)%     0.64%      3.02%        $  439,112
     0.00          $1.00          2.45%         1.04%     (0.40)%     0.64%      0.81%        $  539,844
     0.00          $1.00          1.64%         0.86%     (0.20)%     0.66%      1.69%        $  597,924
     0.00          $1.00          0.81%         0.65%     (0.02)%     0.63%      0.83%        $  875,447
     0.00          $1.00          0.94%         0.61%      0.00%      0.61%      0.92%        $1,563,333


     0.00          $1.00          1.41%         0.65%      0.00%      0.65%      0.72%        $1,558,424
     0.00          $1.00          2.86%         0.65%      0.00%      0.65%      2.91%        $1,562,483
     0.00          $1.00          2.89%         0.65%      0.00%(6)   0.65%      2.92%        $1,164,801
     0.00          $1.00          2.07%         0.66%     (0.01)%     0.65%      1.89%        $1,001,084
     0.00          $1.00          0.80%         0.65%      0.00%      0.65%      0.82%        $  712,405
     0.00          $1.00          0.37%         0.65%      0.00%      0.65%      0.25%        $  621,663


     0.00          $1.00          1.36%         0.65%      0.00%      0.65%      0.68%        $2,692,502
     0.00          $1.00          3.95%         0.65%      0.00%      0.65%      3.99%        $2,636,076
     0.00          $1.00          4.46%         0.65%      0.00%(6)   0.65%      4.54%        $2,891,708
     0.00          $1.00          2.87%         0.65%      0.00%      0.65%      2.64%        $2,773,558
     0.00          $1.00          1.02%         0.66%     (0.01)%     0.65%      1.02%        $2,496,955
     0.00          $1.00          0.39%         0.66%     (0.01)%     0.65%      0.26%        $2,457,864


     0.00          $1.00          1.14%         0.82%     (0.17)%     0.65%      0.58%        $  265,988
     0.00          $1.00          3.75%         0.83%     (0.18)%     0.65%      3.81%        $  298,220
     0.00          $1.00          4.23%         0.84%     (0.19)%     0.65%      4.29%        $  256,430
     0.00          $1.00          2.72%         0.83%     (0.18)%     0.65%      2.50%        $  201,384
     0.00          $1.00          0.94%         0.86%     (0.21)%     0.65%      0.96%        $  160,233
     0.00          $1.00          0.37%         0.90%     (0.25)%     0.65%      0.36%        $  162,883
     0.00          $1.00          0.94%         0.81%     (0.16)%     0.65%      0.96%        $  209,285

                   90 Wells Fargo Advantage Money Market Funds


                         Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at August 31, 2008, was comprised of 98 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Tax-Free Money Market Fund, Government Money Market Fund, Minnesota Money Market Fund, Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, Treasury Plus Money Market Fund, and 100% Treasury Money Market Fund.

Each Fund, except the California Tax-Free Money Market Fund and Minnesota Money Market Fund, is a diversified series of the Trust. The California Tax-Free Money Market Fund and Minnesota Money Market Fund are non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days provided that these variable rate instruments are either Government Securities or carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The amortized cost method is used to value portfolio securities, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

Investments which are not valued using the method discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

FAIR VALUATION MEASUREMENTS

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best

                  Wells Fargo Advantage Money Market Funds 91


                         Notes to Financial Statements

information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2008 in valuing the Funds' investments in securities:

                                                                                  Total Fair Value
Portfolio                               Level 1       Level 2         Level 3     as of 08/31/2008
---------                               -------   ---------------   -----------   ----------------
CALIFORNIA TAX-FREE MONEY MARKET FUND      $0     $ 4,904,897,731   $         0    $ 4,904,897,731
GOVERNMENT MONEY MARKET FUND                0      20,888,932,978             0     20,888,932,978
MINNESOTA MONEY MARKET FUND                 0      30,067,431,538             0     30,067,431,538
MONEY MARKET FUND                           0      12,573,634,157    67,200,000     12,640,834,157
MUNICIPAL MONEY MARKET FUND                 0         368,224,822             0        368,224,822
NATIONAL TAX-FREE MONEY MARKET FUND         0       6,130,254,301             0      6,130,254,301
TREASURY PLUS MONEY MARKET FUND             0       7,094,922,448             0      7,094,922,448
100% TREASURY MONEY MARKET FUND             0       6,147,696,063             0      6,147,696,063

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                         Money Market
                                             Fund
                                         ------------
BALANCE AS OF 2/29/2008                   $74,894,400
Accrued discounts (premiums)                        0
Realized gain (loss)                                0
Unrealized appreciation (depreciation)     (7,694,400)
Net purchases (sales)                               0
Net transfer in (out) of Level 3                    0
BALANCE AS OF 08/31/2008                  $67,200,000

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

                   92 Wells Fargo Advantage Money Market Funds


                         Notes to Financial Statements

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at August 31, 2008.

Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2008, no provision for income tax would be required in the fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: March 31, 2005; February 28, 2006; February 28, 2007; February 29, 2008) are subject to examination by the Internal Revenue Service and state departments of revenue.

At February 29, 2008, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                   Expiration    Capital Loss
FUND                                  Year      Carryforwards
----                               ----------   -------------
MINNESOTA MONEY MARKET FUND           2013         $11,598
                                      2014             326
                                      2015           1,728
MUNICIPAL MONEY MARKET FUND           2015             544
TREASURY PLUS MONEY MARKET FUND       2013          61,122

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC ("Funds Management"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles, or "SIVs". SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

                   Wells Fargo Advantage Money Market Funds 93


                         Notes to Financial Statements

As of August 31, 2008, the following funds owned certain of these types of structured securities which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

FUND                Defaulted SIVs ($MV)   % of Net Assets
----                --------------------   ---------------
MONEY MARKET FUND        67,200,000             0.53%

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                              Advisory                                         Subadvisory
                                                             Fees (% of                                         Fees (% of
                                          Average Daily    Average Daily                     Average Daily    Average Daily
FUND                                       Net Assets       Net Assets)      Subadviser       Net Assets       Net Assets)
----                                    ----------------   -------------   -------------   ----------------   -------------
CALIFORNIA TAX-FREE MONEY MARKET FUND   First $1 billion       0.300       Wells Capital   First $1 billion       0.050
                                        Next $4 billion        0.275       Management      Next $2 billion        0.030
                                        Over $5 billion        0.250       Incorporated    Next $3 billion        0.020
                                                                                           Over $6 billion        0.010
GOVERNMENT MONEY MARKET FUND            All asset levels       0.100       Wells Capital   First $1 billion       0.050
                                                                           Management      Next $2 billion        0.030
                                                                           Incorporated    Next $3 billion        0.020
                                                                                           Over $6 billion        0.010
MINNESOTA MONEY MARKET FUND             First $1billion        0.300       Wells Capital   First $1 billion       0.050
                                        Next $4 billion        0.275       Management      Next $2 billion        0.030
                                        Over $5 billion        0.250       Incorporated    Next $3 billion        0.020
                                                                                           Over $6 billion        0.010
MONEY MARKET FUND                       First $1 billion       0.300       Wells Capital   First $1 billion       0.050
                                        Next $4 billion        0.275       Management      Next $2 billion        0.030
                                        Over $5 billion        0.250       Incorporated    Next $3 billion        0.020
                                                                                           Over $6 billion        0.010
MUNICIPAL MONEY MARKET FUND             First $1 billion       0.300       Wells Capital   First $1 billion       0.050
                                        Next $4 billion        0.275       Management      Next $2 billion        0.030
                                        Over $5 billion        0.250       Incorporated    Next $3 billion        0.020
                                                                                           Over $6 billion        0.010
NATIONAL TAX-FREE MONEY MARKET FUND     All asset levels       0.100       Wells Capital   First $1 billion       0.050
                                                                           Management      Next $2 billion        0.030
                                                                           Incorporated    Next $3 billion        0.020
                                                                                           Over $6 billion        0.010
TREASURY PLUS MONEY MARKET FUND         All asset levels       0.100       Wells Capital   First $1 billion       0.050
                                                                           Management      Next $2 billion        0.030
                                                                           Incorporated    Next $3 billion        0.020
                                                                                           Over $6 billion        0.010
100% TREASURY MONEY MARKET FUND         First $1 billion       0.300       Wells Capital   First $1 billion       0.050
                                        Next $4 billion        0.275       Management      Next $2 billion        0.030
                                        Over $5 billion        0.250       Incorporated    Next $3 billion        0.020
                                                                                           Over $6 billion        0.010

                   94 Wells Fargo Advantage Money Market Funds


                         Notes to Financial Statements

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                    Administration Fees
                   Average Daily       (% of Average
                    Net Assets       Daily Net Assets)
                 ----------------   -------------------
FUND LEVEL       First $5 billion          0.05
                  Next $5 billion          0.04
                 Over $10 billion          0.03
CLASS A          All asset levels          0.22
CLASS B          All asset levels          0.22
INVESTOR CLASS   All asset levels          0.34

The Trust has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator of its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                           % of Average
                         Daily Net Assets
                         ----------------
ALL MONEY MARKET FUNDS         0.02

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                            Administrator   Institutional   Investor   Service
Fund                                    Class A   Class B       Class           Class         Class     Class
----                                    -------   -------   -------------   -------------   --------   -------
CALIFORNIA TAX-FREE MONEY MARKET FUND     0.25%       NA          NA            0.00%           NA       0.25%
GOVERNMENT MONEY MARKET FUND              0.25%       NA        0.10%           0.00%           NA       0.25%
MINNESOTA MONEY MARKET FUND               0.25%       NA          NA              NA            NA         NA
MONEY MARKET FUND                         0.25%     0.25%         NA              NA          0.25%        NA
MUNICIPAL MONEY MARKET FUND                 NA        NA          NA            0.00%         0.25%        NA
NATIONAL TAX-FREE MONEY MARKET FUND       0.25%       NA        0.10%           0.00%           NA       0.25%
TREASURY PLUS MONEY MARKET FUND           0.25%       NA        0.10%           0.00%           NA       0.25%
100% TREASURY MONEYMARKET FUND            0.25%       NA          NA              NA            NA       0.25%

For the six-month period ended August 31, 2008, shareholder servicing fees paid were as follows:


                                                                   Administrator   Institutional    Investor      Service
Fund                                      Class A       Class B        Class           Class          Class        Class
----                                    -----------   ----------   -------------   -------------   ----------   ----------
CALIFORNIA TAX-FREE MONEY MARKET FUND   $ 4,913,080           NA            NA           $ 0               NA   $1,140,785
GOVERNMENT MONEY MARKET FUND              1,968,329           NA      $733,182             0               NA    7,831,836
MINNESOTA MONEY MARKET FUND                 261,021           NA            NA            NA               NA           NA
MONEY MARKET FUND                        13,930,750   $1,825,843            NA            NA       $1,152,112           NA
MUNICIPAL MONEY MARKET FUND                      NA           NA            NA             0          481,125           NA
NATIONAL TAX-FREE MONEY MARKET FUND       1,960,756           NA       264,471             0               NA    2,110,603
TREASURY PLUS MONEY MARKET FUND           3,088,065           NA        25,525             0               NA    1,618,094
100% TREASURY MONEY MARKET FUND             368,892           NA            NA            NA               NA    7,717,878

                   Wells Fargo Advantage Money Market Funds 95


                         Notes to Financial Statements

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B shares of the Money Market Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of up to 0.75% of average daily net assets.

For the six-month period ended August 31, 2008, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

PNC, Inc. ("PNC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PNC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has committed through June 30, 2009 to waive fees and/or reimburse expenses to the extent necessary to maintain certain net operating expense ratios for the Funds. These net operating expense ratios during the period were as follows:

                                           Net Operating Expense Ratios
                                        ----------------------------------
Fund                                    Class A   Class B   Investor Class
----                                    -------   -------   --------------
CALIFORNIA TAX-FREE MONEY MARKET FUND    0.65%       NA            NA
GOVERNMENT MONEY MARKET FUND             0.65%       NA            NA
MINNESOTA MONEY MARKET FUND              0.80%       NA            NA
MONEY MARKET FUND                        0.76%     1.51%         0.65%
MUNICIPAL MONEY MARKET FUND                NA        NA          0.64%
NATIONAL TAX-FREE MONEY MARKET FUND      0.65%       NA            NA
TREASURY PLUS MONEY MARKET FUND          0.65%       NA            NA
100% TREASURY MONEY MARKET FUND          0.65%       NA            NA

4. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

                   96 Wells Fargo Advantage Money Market Funds


                         Notes to Financial Statements

5. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards 161 ("FAS 161"), "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133." FAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of August 31, 2008, Management is continuing to evaluate the impact, if any, that adoption of FAS 161 may have on the financial statements.

6. SUBSEQUENT EVENT

On October 3, 2008, the Board of Trustees of Wells Fargo Funds Trust (the "Board") unanimously approved the participation of the Wells Fargo Advantage Money Market Funds (the "Funds'") in the initial term of the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Board also unanimously approved a change to each Fund's Amended and Restated Fee and Expense Agreement to exclude "extraordinary expenses" from the types of operating expenses that may not exceed the capped operating expense ratio of the Fund.

The Program applies only to shareholders of record of each Fund as of September 19, 2008 who continuously maintain an account balance with the Fund since that date. Subject to certain conditions and limitations, in the event that the market-based net asset value per share of a Fund falls below $0.995 and the Fund liquidates its holdings, any shares held by an investor in the Fund as of the close of business on September 19, 2008, or held by the investor when the market-based net asset value per share of the Fund falls below $0.995, whichever is less, are insured against loss under the Program. Shares acquired by investors after September 19, 2008 are generally not eligible for protection under the Program.

Participation in the initial three months of the Program (through December 18, 2008) requires a payment to the Treasury in the amount of either 0.01% or 0.015%, depending upon the market-based net asset value of a Fund as of September 19, 2008 (the "Program Participation Payment"). The Board has determined that the Program Participation Payment is an extraordinary expense that will be borne by each Fund without regard to the expense cap currently in effect for such Fund.

The Secretary of the Treasury may extend the Program beyond its initial three month term through the close of business on September 18, 2009. If the Program is extended, the Board will consider whether each Fund should continue to participate.

                  Wells Fargo Advantage Money Market Funds 97


                               Other Information

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds'Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 133 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                        Position Held and
Name and Age           Length of Service(2)             Principal Occupations During Past Five Years            Other Directorships
------------           --------------------   ---------------------------------------------------------------   --------------------
Thomas S. Goho         Trustee, since 1987    Co-Director for the Calloway School of Stephens University of     None
66                                            Wake Forest University. Prior thereto, the Thomas Goho Chair of
                                              Finance of Wake Forest University, Calloway School of Business
                                              and Accountancy, from 2006-2007 and Associate Professor of
                                              Finance from 1999-2005.

Peter G. Gordon        Trustee, since 1998;   Chairman, CEO and Co-Founder of Crystal Geyser Water Company      None
65                     Chairman, since 2005   and President of Crystal Geyser Roxane Water Company.
                       (Lead Trustee since
                       2001)

Judith M. Johnson      Trustee, since 2008    Retired. Prior thereto, Chief Executive Officer and Chief         None
59                                            Investment Officer of Minneapolis Retirement Fund from 1996 to
                                              2008.

Olivia S. Mitchell     Trustee, since 2006    Professor of Insurance and Risk Management, Wharton School,       None
55                                            University of Pennsylvania. Director of the Boettner Center on
                                              Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research associate,
                                              National Bureau of Economic Research.

Timothy J. Penny       Trustee, since 1996    President and CEO of Southern Minnesota Initiative Foundation,    None
56                                            a non-profit organization since 2007 and Senior Fellow at the
                                              Humphrey Institute Policy Forum at the University of Minnesota
                                              since 1995.

Donald C. Willeke      Trustee, since 1996    Principal of the law firm of Willeke & Daniels.                   None
68

                  98 Wells Fargo Advantage Money Market Funds


                               Other Information

INTERESTED TRUSTEE(3)

                       Position Held and
Name and Age           Length of Service(2)   Principal Occupations During Past Five Years                      Other Directorships
------------           --------------------   ---------------------------------------------------------------   --------------------
J. Tucker Morse        Trustee, since 1987    Private Investor/Real Estate Developer. Prior thereto,            None
64                                            Chairman of Whitepoint Capital, LLC until 2004.

OFFICERS

                       Position Held and
Name and Age           Length of Service(2)   Principal Occupations During Past Five Years                      Other Directorships
------------           --------------------   ---------------------------------------------------------------   --------------------
Karla M. Rabusch       President, since       Executive Vice President of Wells Fargo Bank, N.A. and            None
49                     2003                   President of Wells Fargo Funds Management, LLC since 2003.
                                              Senior Vice President and Chief Administrative Officer of
                                              Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman       Secretary, since       Senior Vice President and Secretary of Wells Fargo Funds          None
48                     2000; Chief Legal      Management, LLC since 2001. Vice President and Managing Senior
                       Counsel, since 2003    Counsel of Wells Fargo Bank, N.A. since 1996.

Stephen W. Leonhardt   Treasurer, since       Vice President and Manager of Fund Accounting, Reporting and      None
49                     2007                   Tax for Wells Fargo Funds Management, LLC since 2007. Director of Fund Administration and SEC Reporting for TIAA-CREF from
                                              2005 to 2007. Chief Operating Officer for UMB Fund Services,
                                              Inc. from 2004 to 2005. Controller for Sungard Transaction
                                              Networks from 2002 to 2004.

Debra Ann Early        Chief Compliance       Chief Compliance Officer of Wells Fargo Funds Management, LLC     None
44                     Officer, since 2007    since 2007. Chief Compliance Officer of Parnassus Investments
                                              from 2005 to 2007. Chief Financial Officer of Parnassus
                                              Investments from 2004 to 2007 and Senior Audit Manager of
                                              PricewaterhouseCoopers LLP from 1998 to 2004.

----------
(1) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

(2) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3) As of August 31, 2008, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

                  Wells Fargo Advantage Money Market Funds 99


                               Other Information

BOARD CONSIDERATION OF AND CONTINUATION OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

CALIFORNIA TAX-FREE MONEY MARKET FUND, GOVERNMENT MONEY MARKET FUND, MINNESOTA MONEY MARKET FUND, MONEY MARKET FUND,
MUNICIPAL MONEY MARKET FUND, NATIONAL TAX-FREE MONEY MARKET FUND,
TREASURY PLUS MONEY MARKET FUND AND 100% TREASURY MONEY MARKET FUND

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the California Tax-Free Money Market Fund, Government Money Market Fund, Minnesota Money Market Fund, Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund (the "Funds"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 28, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 28, 2008, meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met regularly throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition. resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management, and the appointment of a new Chief Compliance Officer for the Funds. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management and Wells Capital Management about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

                  100 Wells Fargo Advantage Money Market Funds


                               Other Information


FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2007. The Board also considered these results in comparison to the median performance of a universe of relevant funds that was determined by Lipper Inc. ("Lipper") to be similar to the Funds (the "Universe"), as well as to each Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of each Fund was better than, equal to, or not appreciably below, the median performance of its Universe for all time periods.

The Board received and considered information regarding each Fund's contractual advisory fees, and net operating expense ratio and their various components, including actual management fees, transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the respective median fees of narrower groups of funds that were determined by Lipper to be the most similar to the Funds (the "Peer Group") and to other comparative data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Peer Group. The Board noted that the net operating expense ratios for each Fund were lower than, equal to, or not appreciably higher than, each Fund's Peer Group's median net operating expense ratios.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, equal to, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided. The Board also considered and approved Funds Management's recommendation to reduce administration fees for a share class of certain Funds in coming to its conclusion.

The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY

The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Board also considered related information provided by Funds Management in a separate presentation on financial matters made at the February 2008 board meeting. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable. The Board did not consider separate profitability information with respect to Wells Capital Management, as its profitability from its relationships with the Funds was not a material factor in determining whether to renew the agreement.

                  Wells Fargo Advantage Money Market Funds 101


                               Other Information

ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Board also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the February 2008 board meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, and for the Funds with Advisory Agreement Rate breakpoints, most particularly through such breakpoints and waivers/caps and/or expense reimbursements.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels.

As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

                  102 Wells Fargo Advantage Money Market Funds


                             List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
HUD     -- Housing & Urban Development
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Corporation
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

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WWW.WELLSFARGO.COM/ADVANTAGEDELIVERY

(WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(C) 2008 Wells Fargo Funds Management, LLC. All rights reserved. www.wellsfargo.com/advantagefunds 111849 10-08 SMMM/SAR128 08-08

                                              (WELLS FARGO ADVANTAGE FUNDS LOGO)

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Sign up for electronic delivery of prospectuses and shareholder reports at
WWW.WELLSFARGO.COM/ADVANTAGEDELIVERY

                                   (GRAPHIC)

                               Semi-Annual Report
                                 August 31, 2008

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

ADMINISTRATOR, INSTITUTIONAL, SELECT, AND SERVICE CLASS

-    WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM)

-    WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND

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Contents

LETTER TO SHAREHOLDERS ..................................................      2
PERFORMANCE HIGHLIGHTS
California Tax-Free Money Market Fund ...................................      4
Cash Investment Money Market Fund .......................................      6
Government Money Market Fund ............................................      8
Heritage Money Market Fund ..............................................     10
Municipal Money Market Fund .............................................     12
National Tax-Free Money Market Fund .....................................     14
Prime Investment Money Market Fund ......................................     16
Treasury Plus Money Market Fund .........................................     18
100% Treasury Money Market Fund .........................................     20
FUND EXPENSES ...........................................................     22
PORTFOLIO OF INVESTMENTS
California Tax-Free Money Market Fund ...................................     25
Cash Investment Money Market Fund .......................................     37
Government Money Market Fund ............................................     42
Heritage Market Fund ....................................................     46
Municipal Money Market Fund .............................................     51
National Tax-Free Money Market Fund .....................................     56
Prime Investment Money Market Fund ......................................     75
Treasury Plus Money Market Fund .........................................     79
100% Treasury Money Market Fund .........................................     80
FINANCIAL STATEMENTS
Statements of Assets and Liabilities ....................................     82
Statements of Operations ................................................     86
Statements of Changes in Net Assets .....................................     90
Financial Highlights ....................................................    100
NOTES TO FINANCIAL STATEMENTS ...........................................    106
OTHER INFORMATION .......................................................    114
LIST OF ABBREVIATIONS ...................................................    119

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC) WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO

INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
     PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT
     "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
     OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS"
     THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE
     WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
     MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE
     COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE
     FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

Integrity. Expertise. Solutions.

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 100 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $150 BILLION IN ASSETS UNDER MANAGEMENT, AS OF AUGUST 31, 2008.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund
Enterprise Fund
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Specialized Financial Services Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund

BOND FUNDS

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio
WealthBuilder Equity Portfolio
WealthBuilder Growth Allocation Portfolio
WealthBuilder Growth Balanced Portfolio
WealthBuilder Moderate Balanced Portfolio
WealthBuilder Tactical Equity Portfolio
Target Today Fund(2)
Target 2010 Fund(2)
Target 2015 Fund(2)
Target 2020 Fund(2)
Target 2025 Fund(2)
Target 2030 Fund(2)
Target 2035 Fund(2)
Target 2040 Fund(2)
Target 2045 Fund(2)
Target 2050 Fund(2)

MONEY MARKET FUNDS

100% Treasury Money Market Fund(1)
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)

VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(1) The U.S. Government guarantee applies to certain of the underlying securities and not to shares of the Fund.

(2) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

(3) The Variable Trust Funds are generally available only through insurance company variable contracts.

NOT PART OF THE SEMI-ANNUAL REPORT.

                   2 Wells Fargo Advantage Money Market Funds


                             LETTER TO SHAREHOLDERS

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

WORRIES ABOUT THE CREDIT MARKET DETERIORATION RESUMED IN THE SUMMER, AND INVESTORS AGAIN SOUGHT SAFETY BY MOVING THEIR ASSETS INTO GOVERNMENT DEBT AND AAA-RATED MONEY MARKET FUNDS.

GIVEN RECENT MARKET CONDITIONS, WE BELIEVE THAT IT IS IMPORTANT TO STAY VIGILANT TOWARD REDUCING CREDIT RISK WHILE GENERATING COMPETITIVE LEVELS OF DAILY YIELD.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Money Market Funds for the six-month period that ended August 31, 2008. The economy continued to struggle under the heaviness of slower growth, high energy prices, a continuing correction in the housing market, and tighter lending practices that presented financial challenges to businesses, consumers, and government entities.

THE LAST SIX MONTHS HAVE BEEN FAR MORE EVENTFUL THAN USUAL IN FIXED-INCOME MARKETS, BOTH FROM A VOLATILITY STANDPOINT AS WELL AS FROM AN ECONOMIC PERSPECTIVE.

The credit crunch that began in the summer of 2007 resurfaced repeatedly throughout the first eight months of 2008. Yields on corporate bonds and structured products rose relative to comparable U.S. Treasuries as investors sought safety in an uncertain environment. This flight to quality deepened throughout the first quarter of 2008 before the markets enjoyed a temporary respite in April and May 2008. Worries about the credit market deterioration resumed in the summer, and investors again sought safety by moving their assets into government debt and AAA-rated money market funds.

The credit crunch continued to spur a broad deleveraging of financial risk over the last six months. Early in the year, money market yields fluctuated dramatically in response to strong policy interventions by the Fed. Interest rates were cut by 125 basis points in January (100 basis points equals 1.00%), followed by subsequent cuts of 75 basis points in March and 25 basis points in April. As a result, money market yields declined sharply. These declines persisted until around the middle of the second quarter, when the interest rate environment stabilized. The Fed stopped cutting rates and paused at 2.00%, which provided a firmer yield environment for money market funds.

MANAGING RISK IN THE SHORT-TERM CREDIT MARKETS

The Wells Fargo Advantage Money Market Funds continued to provide competitive yields while maintaining liquidity. Given recent market conditions, we believe that it is important to stay vigilant toward reducing credit risk while generating competitive levels of daily yield. In our view, it is more important to thoroughly manage risk than to stretch for additional yield. Consequently, our team continues to focus on holding the highest-quality credits for our Funds while minimizing undue exposure to interest rate risk. We have recently favored a strategy of maintaining a lower weighted-average maturity to provide better liquidity management and to reduce risk in individual credits. We will likely continue with this strategy over the upcoming months and for as long as credit market conditions continue to be uncertain. We will pursue strategies that best uphold our primary objectives of providing competitive cash-equivalent yields while seeking to protect capital and to provide liquidity.

                   Wells Fargo Advantage Money Market Funds 3


                             LETTER TO SHAREHOLDERS

MANY VARIABLES ARE AT WORK IN THE MARKET.

Inflation continues to be a potential risk, and the full effect of the struggling subprime mortgage market is still unknown. Fluctuating energy prices and ongoing geopolitical tension continues to put pressure on consumers and businesses alike. Experience tells us that strict adherence to time-tested strategies has its rewards. As a whole, Wells Fargo Advantage Funds represent investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk.

Thank you for choosing to invest with Wells FARGO ADVANTAGE FUNDS. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or call us directly at 1-800-222-8222.

Sincerely,


/s/ Karla M. Rabusch
Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                   4 Wells Fargo Advantage Money Market Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND - INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

January 1, 1992

PORTFOLIO COMPOSITION(1)
(AS OF AUGUST 31, 2008)

                                  (PIE CHART)

Municipal Commercial Paper    (7%)
Municipal Bonds              (93%)

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2008)

                                  (PIE CHART)

2-14 days                    (86%)
30-59 days                    (4%)
60-89 days                    (2%)
90-179 days                   (1%)
180-269 days                  (1%)
270 + days                    (6%)

----------
(1)  Portfolio composition and maturity distribution are subject to change.

                   Wells Fargo Advantage Money Market Funds 5


                             Performance Highlights

                   WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND -
                                     INSTITUTIONAL AND SERVICE CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2008)

CALIFORNIA TAX-FREE MONEY MARKET FUND   6 Months*   1 Year   5 Year   10 Year
-------------------------------------   ---------   ------   ------   -------
Institutional Class (WCTXX)                0.86      2.27     2.06      2.03
Service Class (WFCXX)                      0.75      2.17     2.04      2.02

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF AUGUST 31, 2008)
-----------------------
7-Day Current Yield       1.28%
7-Day Compound Yield      1.29%
30-Day Simple Yield       1.26%
30-Day Compound Yield     1.26%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

----------
(2) The investment adviser has contractually committed through June 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 1.29% and 1.00% for Institutional, and Service share Classes, respectively. Performance shown prior to the inception (November 8, 1999) of the Service Class reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Service Class shares. Institutional Class shares incepted on March 31, 2008. Performance shown since November 8, 1999 for the Institutional Class shares reflects the performance of the Service Class shares, and includes expenses that are not applicable to and higher than those of the Institutional Class shares. Performance shown prior to November 8, 1999 for the Institutional Class reflects the performance of the Class A shares and includes expenses that are not applicable to and higher than those of the Institutional Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower.

                   6 Wells Fargo Advantage Money Market Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND -
ADMINISTRATOR, INSTITUTIONAL, SELECT, AND SERVICE CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND
(the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

October 14, 1987

PORTFOLIO COMPOSITION(1)
(AS OF AUGUST 31, 2008)

                                   (PIE CHART)

Floating/Variable Rate Bonds/Notes   (23%)
Repurchase Agreements                (18%)
Time Deposits                        (13%)
Commercial Paper                     (29%)
Certificates of Deposit              (14%)
Municipal Bonds                       (2%)
Corporate Bonds                       (1%)

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2008)

                                   (PIE CHART)

2-14 days                            (62%)
15-29 days                           (11%)
30-59 days                           (13%)
60-89 days                            (9%)
90-179 days                           (3%)
270 + days                            (2%)

----------
(1)  Portfolio composition and maturity distribution are subject to change.

                   Wells Fargo Advantage Money Market Funds 7


                             Performance Highlights

                       WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND -
             ADMINISTRATOR, INSTITUTIONAL, SELECT, AND SERVICE CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2008)

CASH INVESTMENT MONEY MARKET FUND   6 Months*   1 Year   5 Year   10 Year
---------------------------------   ---------   ------   ------   -------
Administrator Class (WFAXX)            1.26      3.58     3.22      3.49
Institutional Class (WFIXX)            1.33      3.71     3.37      3.65
Select Class (WFQXX)                   1.37      3.78     3.38      3.66
Service Class (NWIXX)                  1.18      3.40     3.06      3.41

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF AUGUST 31, 2008)   Administrator   Institutional   Select   Service
-----------------------   -------------   -------------   ------   -------
7-Day Current Yield           2.24%           2.37%        2.44%    2.07%
7-Day Compound Yield          2.26%           2.40%        2.47%    2.09%
30-Day Simple Yield           2.21%           2.34%        2.41%    2.04%
30-Day Compound Yield         2.23%           2.37%        2.44%    2.06%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(2) The investment adviser has committed through June 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 2.20%, 2.32%, 2.36%, and 2.03% for Administrator, Institutional, Select, and Service share Classes, respectively.

     Administrator Class shares incepted on July 31, 2003. Institutional Class shares incepted on November 8, 1999. Performance shown prior to the inception of the Institutional Class shares and the Administrator Class shares reflects the performance of the Service Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares and Institutional Class shares.

     Performance shown prior to the inception (June 29, 2007) of the Select Class reflects the performance of the Institutional Class shares, and includes expenses that are not applicable to and are higher than those of the Select Class shares. Performance shown prior to November 8, 1999, for the Select Class shares reflects the performance of the Service Class shares, and includes expenses that are not applicable to and are higher than those of the Select Class shares.

                   8 Wells Fargo Advantage Money Market Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND -
ADMINISTRATOR, INSTITUTIONAL, AND SERVICE CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

November 16, 1987

PORTFOLIO COMPOSITION(1)
(AS OF AUGUST 31, 2008)

                                   (PIE CHART)

FFCB                     (8%)
Repurchase Agreements   (43%)
FNMA                    (16%)
FHLB                    (19%)
FHLMC                   (14%)

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2008)

                                   (PIE CHART)

2-14 days               (52%)
15-29 days              (16%)
30-59 days              (14%)
60-89 days               (8%)
90-179 days              (9%)
180-269 days             (1%)

----------
(1)  Portfolio composition and maturity distribution are subject to change.

                   Wells Fargo Advantage Money Market Funds 9


                             Performance Highlights

                            WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND -
                     ADMINISTRATOR, INSTITUTIONAL, AND SERVICE CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2008)

GOVERNMENT MONEY MARKET FUND   6 Months*   1 Year   5 Year   10 Year
----------------------------   ---------   ------   ------   -------
Administrator Class (WGAXX)       1.04      3.15     3.10      3.35
Institutional Class (GVIXX)       1.12      3.31     3.25      3.43
Service Class (NWGXX)             0.96      3.00     2.94      3.27

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF AUGUST 31, 2008)   Administrator   Institutional   Service
-----------------------   -------------   -------------   -------
7-Day Current Yield           1.96%           2.11%        1.81%
7-Day Compound Yield          1.98%           2.13%        1.83%
30-Day Simple Yield           1.93%           2.08%        1.78%
30-Day Compound Yield         1.95%           2.10%        1.80%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

----------
(2) The investment adviser has committed through June 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 1.95%, 2.07%, 1.78% for Administrator, Institutional, and Service share Classes, respectively.

     Administrator Class shares incepted on July 31, 2003. Institutional Class shares incepted on July 28, 2003. Performance shown prior to the inception of the Administrator Class shares and the Institutional Class shares reflects the performance of the Service Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares and the Institutional Class shares.

                   10 Wells Fargo Advantage Money Market Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND -
ADMINISTRATOR, INSTITUTIONAL, AND SELECT CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

June 29, 1995

PORTFOLIO COMPOSITION(1)
(AS OF AUGUST 31, 2008)

                                   (PIE CHART)

Floating/Variable Rate Bonds/Notes      (13%)
Repurchase Agreements                    (6%)
Commercial Paper                        (58%)
Municipal Bonds                          (1%)
Time Deposits                           (13%)
Certificate of Deposit                   (9%)

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2008)

                                   (PIE CHART)

 2-14 days                             (57%)
15-29 days                             (16%)
30-59 days                             (17%)
60-89 days                              (6%)
90-179 days                             (3%)
180-269 days                            (1%)

----------
(1)  Portfolio composition and maturity distribution are subject to change.

                   Wells Fargo Advantage Money Market Funds 11


                             Performance Highlights

                              WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND -
                      ADMINISTRATOR, INSTITUTIONAL, AND SELECT CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2008)

HERITAGE MONEY MARKET FUND    6 Months*   1 Year   5 Year   10 Year
--------------------------    ---------   ------   ------   -------
Administrator Class (SHMXX)      1.27      3.58     3.17      3.49
Institutional Class (SHIXX)      1.33      3.71     3.37      3.66
Select Class (WFJXX)             1.37      3.79     3.38      3.67

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF AUGUST 31, 2008)   Administrator   Institutional   Select
-----------------------   -------------   -------------   ------
7-Day Current Yield           2.28%           2.41%        2.48%
7-Day Compound Yield          2.31%           2.44%        2.51%
30-Day Simple Yield           2.27%           2.40%        2.47%
30-Day Compound Yield         2.30%           2.43%        2.50%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(2) The investment adviser has committed through June 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 2.24%, 2.36%, and 2.40% for Administrator, Institutional, and Select share Classes, respectively. Institutional Class shares incepted on March 31, 2000. Performance shown prior to the inception date of the Institutional Class reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Select Class shares incepted on June 29, 2007. Performance shown prior to the inception of the Select Class reflects the performance of the Institutional Class shares, and includes expenses that are not applicable to and are higher than those of the Select Class shares. Performance shown prior to March 31, 2000 for the Select Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Select Class shares.

                  12 Wells Fargo Advantage Money Market Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND -
INSTITUTIONAL CLASS

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

October 23, 1986

PORTFOLIO COMPOSITION(1)
(AS OF AUGUST 31, 2008)

                                  (PIE CHART)

Municipal Commercial Paper    (2%)
Municipal Bonds              (98%)

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2008)

                                  (PIE CHART)

2-14 days                    (95%)
60-89 days                    (2%)
90-179 days                   (1%)
270+ days                     (2%)

----------
(1)  Portfolio composition and maturity distribution are subject to change.

                  Wells Fargo Advantage Money Market Funds 13


                             Performance Highlights

                             WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND -
                                                 INSTITUTIONAL CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2008)

MUNICIPAL MONEY MARKET FUND   6 Months*   1 Year   5 Year   10 Year
---------------------------   ---------   ------   ------ ---------
Institutional Class (WFMXX)      1.00      2.38     2.10      2.40

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF AUGUST 31, 2008)
7-Day Current Yield       1.90%
7-Day Compound Yield      1.92%
30-Day Simple Yield       1.85%
30-Day Compound Yield     1.86%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

----------
(2) The investment adviser has committed through June 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 1.64%. Performance shown prior to the inception of the Institutional Class (March 31, 2008) reflects the performance of the Investor Class shares and includes expenses that are not applicable to and higher than those of the Institutional Class shares.

                  14 Wells Fargo Advantage Money Market Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND -
ADMINISTRATOR, INSTITUTIONAL, AND SERVICE CLASS

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

January 7, 1988

PORTFOLIO COMPOSITION(1)
(AS OF AUGUST 31, 2008)

                                  (PIE CHART)

Municipal Commercial Paper   (7%)
Municipal Bonds             (93%)

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2008)

                                  (PIE CHART)

2-14 days                  (86%)
15-29 days                  (1%)
30-59 days                  (3%)
60-89 days                  (2%)
90-179 days                 (4%)
270 + days                  (4%)

----------
(1)  Portfolio composition and maturity distribution are subject to change.

                  Wells Fargo Advantage Money Market Funds 15


                             Performance Highlights

      WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND - ADMINISTRATOR,
                                    INSTITUTIONAL, AND SERVICE CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2008)

NATIONAL TAX-FREE MONEY MARKET FUND   6 Months*   1 Year   5 Year   10 Year
-----------------------------------   ---------   ------   ------   -------
Administrator Class (WNTXX)              0.90      2.42     2.20      2.29
Institutional Class (WFNXX)              0.95      2.52     2.35      2.43
Service Class (MMIXX)                    0.82      2.26     2.10      2.24

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF AUGUST 31, 2008)   Administrator   Institutional   Service
-----------------------   -------------   -------------   --------
7-Day Current Yield           1.57%           1.67%        1.42%
7-Day Compound Yield          1.59%           1.69%        1.43%
30-Day Simple Yield           1.55%           1.65%        1.40%
30-Day Compound Yield         1.56%           1.66%        1.41%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

----------
(2) The investment adviser has committed through June 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 1.50%, 1.62%, and 1.33% for Administrator, Institutional, and Service share Classes, respectively. Performance shown prior to the inception (April 11, 2005) of the Administrator Class shares reflects the performance of the Service Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Performance shown prior to the inception (November 8, 1999) of the Institutional Class shares reflects the performance of the Service Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

                  16 Wells Fargo Advantage Money Market Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND -
INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

September 2, 1998

PORTFOLIO COMPOSITION(1)
(AS OF AUGUST 31, 2008)

                                  (PIE CHART)

Municipal Bonds                       (1%)
Short Term Corporate Bonds            (1%)
Certificates of Deposit              (10%)
Floating/Variable Rate Bonds/Notes   (20%)
Commercial Paper                     (44%)
Time Deposits                        (13%)
Repurchase Agreements                (11%)

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2008)

                                  (PIE CHART)

2-14 days                            (60%)
15-29 days                           (13%)
30-59 days                           (13%)
60-89 days                            (7%)
90-179 days                           (5%)
180-269 days                          (1%)
270+ days                             (1%)

----------
(1)  Portfolio composition and maturity distribution are subject to change.

                   Wells Fargo Advantage Money Market Funds 17


                             Performance Highlights

                      WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND -
                                     INSTITUTIONAL AND SERVICE CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2008)

PRIME INVESTMENT MONEY MARKET FUND   6 Months*   1 Year   5 Year   Life of Fund
----------------------------------   ---------   ------   ------   ------------
Institutional Class (PIIXX)             1.29      3.61     3.33        3.48
Service Class (NWRXX)                   1.12      3.26     2.98        3.30

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF AUGUST 31, 2008)   Institutional   Service
-----------------------   -------------   -------
7-Day Current Yield           2.40%        2.05%
7-Day Compound Yield          2.43%        2.07%
30-Day Simple Yield           2.38%        2.03%
30-Day Compound Yield         2.40%        2.05%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(2) The investment adviser has committed through June 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 2.34% and 2.05% for Institutional and Service share Classes, respectively. Performance shown prior to the inception (July 28, 2003) of the Institutional Class shares reflects the performance of the Service Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

                   18 Wells Fargo Advantage Money Market Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND -
ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

October 1, 1985

PORTFOLIO COMPOSITION(1)
(AS OF AUGUST 31, 2008)

                                   (PIE CHART)

Repurchase Agreements   (95%)
U.S. Treasury Bills      (5%)

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2008)

                                   (PIE CHART)

2-14 days               (95%)
90-179 days              (5%)

----------
(1)  Portfolio composition and maturity distribution are subject to change.

                   Wells Fargo Advantage Money Market Funds 19


                             Performance Highlights

                         WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND -
                      ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2008)

TREASURY PLUS MONEY MARKET FUND   6-Months*   1-Year   5-Year   10-Year
-------------------------------   ---------   ------   ------   -------
Administrator Class (WTPXX)          0.83      2.66     2.92      3.23
Institutional Class (PISXX)          0.91      2.82     3.07      3.39
Service Class (PRVXX)                0.75      2.51     2.76      3.12

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF AUGUST 31, 2008)   Institutional   Service
-----------------------   -------------   -------
7-Day Current Yield           1.83%        1.53%
7-Day Compound Yield          1.85%        1.54%
30-Day Simple Yield           1.82%        1.52%
30-Day Compound Yield         1.84%        1.53%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

----------
(2) The investment adviser has committed through June 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 1.66%, 1.78% and 1.49% for Administrator, Institutional Admin and Service share Classes, respectively. Performance shown prior to the inception of the Administrator Class (March 31, 2008) reflects the performance of the Institutional Class shares and includes expenses that are not applicable to and are lower than those of the Administrator Class shares.

                   20 Wells Fargo Advantage Money Market Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND - SERVICE CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND (the Fund) seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

December 3, 1990

PORTFOLIO COMPOSITION(1)
(AS OF AUGUST 31, 2008)

                                  (PIE CHART)

U.S. Treasury Bills   (100%)

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2008)

                                  (PIE CHART)

2-14 days               (17%)
15-29 days              (17%)
30-59 days              (25%)
60-89 days              (27%)
90-179 days             (12%)
180-269 days             (2%)

----------
(1)  Portfolio composition and maturity distribution are subject to change.

                   Wells Fargo Advantage Money Market Funds 21


                             Performance Highlights

           WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND - SERVICE CLASS
                                                                     (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2008)

100% TREASURY MONEY MARKET FUND   6-Months*   1-Year   5-Year   10-Year
-------------------------------   ---------   ------   ------   -------
Service Class (NWTXX)                0.66      2.34     2.61      2.98

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF AUGUST 31, 2008)
-----------------------
7-Day Current Yield          1.33%
7-Day Compound Yield         1.34%
30-Day Simple Yield          1.33%
30-Day Compound Yield        1.33%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

----------
(2) The investment adviser has committed through June 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 1.11%.

                   22 Wells Fargo Advantage Money Market Funds


                                  Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from March 1, 2008 to August 31, 2008.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Beginning        Ending        Expenses
                                                              Account Value   Account Value   Paid During    Net Annual
WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND     03-01-2008      08-31-2008     Period(1)    Expense Ratio
-----------------------------------------------------------   -------------   -------------   -----------   -------------
INSTITUTIONAL CLASS
   Actual                                                       $1,000.00       $1,006.80        $0.84          0.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,020.07        $0.84          0.20%
SERVICE CLASS
   Actual                                                       $1,000.00       $1,007.50        $2.27          0.45%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,022.87        $2.29          0.45%
WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND
ADMINISTRATOR CLASS
   Actual                                                       $1,000.00       $1,012.60        $1.67          0.33%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,023.48        $1.68          0.33%
INSTITUTIONAL CLASS
   Actual                                                       $1,000.00       $1,013.30        $1.01          0.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,024.13        $1.02          0.20%
SELECT CLASS
   Actual                                                       $1,000.00       $1,013.70        $0.66          0.13%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,024.48        $0.66          0.13%
SERVICE CLASS
   Actual                                                       $1,000.00       $1,011.80        $2.53          0.50%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,022.62        $2.54          0.50%

                   Wells Fargo Advantage Money Market Funds 23


                                 Fund Expenses

                                                                Beginning        Ending        Expenses
                                                              Account Value   Account Value   Paid During    Net Annual
WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND              03-01-2008      08-31-2008     Period(1)    Expense Ratio
-----------------------------------------------------------   -------------   -------------   -----------   -------------
ADMINISTRATOR CLASS
   Actual                                                       $1,000.00       $1,010.40        $1.77          0.35%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,023.38        $1.78          0.35%
INSTITUTIONAL CLASS
   Actual                                                       $1,000.00       $1,011.20        $1.01          0.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,024.13        $1.02          0.20%
SERVICE CLASS
   Actual                                                       $1,000.00       $1,009.60        $2.53          0.50%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,022.62        $2.54          0.50%
WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND
ADMINISTRATOR CLASS
   Actual                                                       $1,000.00       $1,012.70        $1.67          0.33%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,023.48        $1.68          0.33%
INSTITUTIONAL CLASS
   Actual                                                       $1,000.00       $1,013.30        $1.01          0.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,024.13        $1.02          0.20%
SELECT CLASS
   Actual                                                       $1,000.00       $1,013.70        $0.66          0.13%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,024.48        $0.66          0.13%
WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND
INSTITUTIONAL CLASS
   Actual                                                       $1,000.00       $1,008.00        $0.84          0.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,020.07        $0.84          0.20%
WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND
Administrator Class
   Actual                                                       $1,000.00       $1,009.00        $1.51          0.30%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,023.63        $1.53          0.30%
INSTITUTIONAL CLASS
   Actual                                                       $1,000.00       $1,009.50        $1.01          0.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,024.13        $1.02          0.20%
SERVICE CLASS
   Actual                                                       $1,000.00       $1,008.20        $2.27          0.45%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,022.87        $2.29          0.45%
WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND
Institutional Class
   Actual                                                       $1,000.00       $1,012.90        $1.01          0.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,024.13        $1.02          0.20%
SERVICE CLASS
   Actual                                                       $1,000.00       $1,011.20        $2.78          0.55%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,022.37        $2.80          0.55%

                   24 Wells Fargo Advantage Money Market Funds


                                  Fund Expenses



                                                                Beginning        Ending        Expenses
                                                              Account Value   Account Value   Paid During    Net Annual
WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND           03-01-2008      08-31-2008     Period(1)    Expense Ratio
-----------------------------------------------------------   -------------   -------------   -----------   -------------
ADMINISTRATOR CLASS
   Actual                                                       $1,000.00       $1,007.00        $1.47         0.35%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,019.44        $1.48         0.35%
INSTITUTIONAL CLASS
   Actual                                                       $1,000.00       $1,009.10        $1.01         0.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,024.13        $1.02         0.20%
SERVICE CLASS
   Actual                                                       $1,000.00       $1,007.50        $2.54         0.50%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,022.62        $2.54         0.50%
WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND
SERVICE CLASS
   Actual                                                       $1,000.00       $1,006.60        $2.52         0.50%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,022.62        $2.54         0.50%

----------
(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

                   Wells Fargo Advantage Money Market Funds 25


              Portfolio of Investments--August 31, 2008 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
MUNICIPAL BONDS & NOTES: 92.81%
CALIFORNIA: 90.40%
$     2,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA BRANSON
                  SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                      1.67%   07/01/2038   $     2,000,000
      5,375,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA COLMA
                  BART APARTMENTS SERIES A (HOUSING REVENUE, BANK OF AMERICA NA LOC)
                  ss +/-                                                                        1.95    11/15/2035         5,375,000
     45,950,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  CROSSING APARTMENTS SERIES A (HOUSING REVENUE, FNMA INSURED)
                  ss +/-                                                                        1.97    12/15/2037        45,950,000
      3,800,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA JEWISH
                  HOME SAN FRANCISCO (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)
                  ss +/-                                                                        2.10    11/15/2035         3,800,000
      2,280,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA LA
                  JOLLA COUNTY DAY SCHOOL SERIES A (PRIVATE SCHOOL REVENUE, ALLIED IRISH
                  BANK PLC LOC) ss +/-                                                          1.67    09/01/2036         2,280,000
     13,700,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MENLO
                  SCHOOL (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-             1.67    09/01/2033        13,700,000
     11,200,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
                  FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE LOC) ss +/-                    1.80    07/15/2035        11,200,000
      6,965,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
                  GAIA BUILDING PROJECT SERIES A (HOUSING REVENUE LOC, FNMA INSURED)
                  ss +/-                                                                        1.80    09/15/2032         6,965,000
      8,970,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
                  GENEVA POINTE APARTMENTS A (HOUSING REVENUE LOC) ss +/-                       1.97    03/15/2037         8,970,000
     18,475,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA OSHMAN
                  FAMILY JEWISH COMMUNITY (ECONOMIC DEVELOPMENT REVENUE, LASALLE
                  NATIONAL BANK NA LOC) ss +/-                                                  2.20    06/01/2037        18,475,000
      7,000,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2004-34 (PROPERTY TAX REVENUE,
                  MBIA INSURED) ss +/-                                                          2.24    02/01/2011         7,000,000
     22,800,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-11 (COLLEGE AND UNIVERSITY
                  REVENUE, MBIA INSURED) ss +/-                                                 3.34    11/01/2013        22,800,000
      8,500,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-40 (PROPERTY TAX REVENUE,
                  FIRST SECURITY BANK LOC) ss +/-                                               1.91    08/01/2013         8,500,000
     12,500,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-41 (PROPERTY TAX REVENUE,
                  AMBAC INSURED) ss +/-                                                         4.00    06/01/2014        12,500,000
      7,000,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-73 (PROPERTY TAX REVENUE,
                  AMBAC INSURED) ss +/-                                                         2.24    08/01/2014         7,000,000
     15,700,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2007-05 (LEASE REVENUE, MBIA
                  INSURED) ss +/-                                                               3.34    11/01/2027        15,700,000
      3,075,000   ALAMEDA CA CORRIDOR TRANSPORTATION AUTHORITY SERIES 1514
                  (TRANSPORTATION REVENUE, MBIA INSURED) ss +/-                                 2.31    10/01/2032         3,075,000
      2,200,000   ALAMEDA COUNTY CA IDA BEMA ELECTRONIC MANUFACTURING PROJECT SERIES A
                  (IDR, COMERICA BANK NA LOC) ss +/-                                            1.99    04/01/2034         2,200,000
      2,105,000   ALAMEDA COUNTY CA IDA P.J.'S LUMBER INCORPORATED PROJECT (IDR,
                  COMERICA BANK LOC) ss +/-                                                     1.99    12/01/2033         2,105,000
      5,510,000   ANAHEIM CA CITY SCHOOL DISTRICT RR II R-10018Z (OTHER REVENUE, MBIA
                  INSURED) ss +/-                                                               1.86    08/01/2031         5,510,000
     12,600,000   ANAHEIM CA HOUSING AUTHORITY PARK VISTA APARTMENTS (MFHR, FHLMC
                  INSURED) ss +/-                                                               1.97    07/01/2033        12,600,000
      6,000,000   ANAHEIM CA HOUSING AUTHORITY SEA WIND APARTMENTS PROJECT SERIES C
                  (MFHR LOC, FNMA INSURED) ss +/-                                               1.97    07/15/2033         6,000,000
      8,160,000   ANAHEIM CA PFA LEASE REVENUE (OTHER REVENUE LOC, FSA INSURED)
                  ss +/-                                                                        2.72    09/01/2024         8,160,000
     10,885,000   ANAHEIM CA PFA ROC II R 12204 (OTHER REVENUE, MBIA INSURED)
                  ss +/-                                                                        2.00    10/01/2034        10,885,000
      2,485,000   ANAHEIM CA RDA TAX ALLOCATION SERIES 2534 (OTHER REVENUE, FIRST
                  SECURITY BANK LOC) ss +/-                                                     2.34    02/01/2016         2,485,000
     11,665,000   ARCADIA CA USD SERIES 2679 (OTHER REVENUE, FIRST SECURITY BANK LOC)
                  ss +/-                                                                        1.94    08/01/2013        11,665,000
     12,500,000   BAKERSFIELD CA SERIES B (WATER & WASTEWATER AUTHORITY REVENUE, FIRST
                  SECURITY BANK LOC) ss +/-                                                     1.86    09/01/2035        12,500,000
     26,400,000   BIG BEAR LAKE CA SOUTHWEST GAS CORPORATION PROJECT SERIES A (IDR
                  LOC) ss +/-                                                                   1.83    12/01/2028        26,400,000
     13,325,000   CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A (HFFA REVENUE, WACHOVIA
                  BANK NA LOC) ss +/-                                                           2.15    09/01/2025        13,325,000
     16,950,000   CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES B (HFFA REVENUE, WACHOVIA
                  BANK NA LOC) ss +/-                                                           2.15    09/01/2025        16,950,000
     25,040,000   CALIFORNIA ALTERNATIVE ENERGY SOURCE FINANCING AUTHORITY GE CAPITAL
                  CORPORATION SERIES A (ELECTRIC REVENUE) ss +/-                                1.85    10/01/2020        25,040,000
     48,900,000   CALIFORNIA COMMUNITIES NOTE PROGRAM TRAN SERIES A3 (OTHER REVENUE)           3.00    06/30/2009        49,439,423
     41,750,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CALIFORNIA INSTITUTE OF
                  TECHNOLOGY SERIES B (COLLEGE & UNIVERSITY REVENUE, GO OF INSTITUTION)
                  ss +/-                                                                        1.60    10/01/2036        41,750,000
      9,500,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CHARLES R DREW
                  UNIVERSITY (OTHER REVENUE) ss +/-                                             1.70    11/01/2042         9,500,000

                   26 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2008 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (CONTINUED)
$     5,300,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY PITZER COLLEGE SERIES B
                  (COLLEGE & UNIVERSITY REVENUE, BANK OF NEW YORK LOC) ss +/-                   1.55%   04/01/2045   $     5,300,000
        600,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE ART CENTER DESIGN
                  COLLEGE SERIES A (EDUCATIONAL FACILITIES REVENUE LOC, ALLIED IRISH
                  BANK PLC LOC) ss +/-                                                          1.75    12/01/2032           600,000
     30,000,000   CALIFORNIA HEALTH FACILITIES FINANCING STANFORD HOSPITAL A2 (HOSPITAL
                  REVENUE, BANK OF AMERICA NA LOC) ss +/-                                       1.55    11/15/2040        30,000,000
      1,855,000   CALIFORNIA HFA HOME MORTGAGE SERIES B (HOUSING REVENUE, BANQUE
                  NATIONALE PARIS LOC) ss +/-                                                   1.65    02/01/2016         1,855,000
     35,115,000   CALIFORNIA HFA HOME MORTGAGE SERIES B (HOUSING REVENUE, BANQUE
                  NATIONALE PARIS LOC) ss +/-                                                   1.65    02/01/2035        35,115,000
      5,500,000   CALIFORNIA HFA HOME MORTGAGE SERIES B (HOUSING REVENUE, BANQUE
                  NATIONALE PARIS LOC) ss +/-                                                   1.65    08/01/2035         5,500,000
     12,465,000   CALIFORNIA HFA HOME MORTGAGE SERIES F (OTHER REVENUE, LLOYDS BANK
                  LOC) ss +/-                                                                   1.77    02/01/2037        12,465,000
      6,000,000   CALIFORNIA HFA MULTIFAMILY HOUSING REVENUE SERIES B (OTHER REVENUE,
                  BANK OF AMERICA NA LOC) ss +/-                                                2.45    08/01/2040         6,000,000
     75,755,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING REVENUE)
                  ss +/-                                                                        1.77    02/01/2038        75,755,000
      3,615,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES M (HOUSING REVENUE LOC)
                  ss +/-                                                                        2.25    02/01/2025         3,615,000
      8,535,000   CALIFORNIA HFA REVENUE HOUSING PROGRAM SERIES A (HOUSING REVENUE LOC)
                  ss +/-                                                                        1.77    08/01/2036         8,535,000
      8,250,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK CALIFORNIA
                  ACADEMY SERIES B (OTHER REVENUE, ALLIED IRISH BANK PLC
                  LOC) ss +/-                                                                   2.05    09/01/2038         8,250,000
      2,625,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK CALIFORNIA
                  ACADEMY SERIES E (OTHER REVENUE, NORTHERN TRUST CORPORATION
                  LOC) ss +/-                                                                   2.05    09/01/2038         2,625,000
      1,665,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK IDR FISH HOUSE
                  FOODS INCORPORATED PROJECT (ECONOMIC DEVELOPMENT REVENUE, COMERICA
                  BANK NA LOC) ss +/-                                                           1.95    09/01/2024         1,665,000
      6,300,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LOS ANGELES
                  COUNTY MUSEUM SERIES B (RECREATIONAL FACILITIES REVENUE, BANK OF
                  NEW YORK LOC) ss +/-                                                          2.10    09/01/2037         6,300,000
      4,060,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ORANGE COUNTY
                  PERFORMING SERIES C (RECREATIONAL FACILITIES REVENUE, ALLIED IRISH
                  BANK PLC LOC) ss +/-                                                          1.70    07/01/2034         4,060,000
      5,100,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK RAND
                  CORPORATION SERIES A (ECONOMIC DEVELOPMENT REVENUE, BANK OF AMERICA
                  NA LOC) ss +/-                                                                1.70    04/01/2042         5,100,000
      8,495,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ROCS RR II R
                  8089 (OTHER REVENUE, AMBAC INSURED) ss +/-                                    1.69    07/01/2036         8,495,000
      9,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ROCS RR II
                  R-11527 (TOLL ROAD REVENUE, AMBAC INSURED) ss +/-                             1.68    07/01/2030         9,000,000
      6,225,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SAGE HILL
                  SCHOOL PROJECT (OTHER REVENUE, AIB GROUP) ss +/-                              1.70    06/01/2038         6,225,000
      5,135,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SERIES A1
                  (OTHER REVENUE) ss +/-                                                        1.70    10/01/2047         5,135,000
      8,500,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SERIES A2
                  (OTHER REVENUE) ss +/-                                                        1.70    04/01/2009         8,500,000
      6,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SERIES A3
                  (OTHER REVENUE) ss +/-                                                        1.70    04/01/2009         6,000,000
      6,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SERIES A4
                  (OTHER REVENUE) ss +/-                                                        1.70    10/01/2047         6,000,000
      3,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SOUTHERN CA
                  PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)
                  ss +/-                                                                        2.30    10/01/2025         3,000,000
      2,975,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ST. MARGARETS
                  EPISCOPAL SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC
                  LOC) ss +/-                                                                   1.67    01/01/2038         2,975,000
     25,900,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY ALLIED WASTE NORTH AMERICA
                  SERIES A (OTHER REVENUE, BANK OF AMERICA NA LOC) ss +/-                       1.95    07/01/2024        25,900,000
     15,350,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY WASTE MANAGEMENT INCORPORATED
                  PROJECT SERIES A (SOLID WASTE REVENUE, JPMORGAN CHASE BANK
                  LOC) ss +/-                                                                   1.95    02/01/2019        15,350,000
     10,000,000   CALIFORNIA PCFA ENVIRONMENTAL IMPROVEMENT REVENUE (IDR LOC)
                  ss +/-                                                                        1.70    09/01/2017        10,000,000
      4,700,000   CALIFORNIA PCFA EXXON PROJECT (IDR) ss +/-                                    2.10    12/01/2012         4,700,000
      2,000,000   CALIFORNIA PCFA WADHAM ENERGY (PCR LOC) ss +/-                                1.80    11/01/2017         2,000,000
      6,275,000   CALIFORNIA PCFA WADHAM ENERGY SERIES C (OTHER REVENUE, BANQUE
                  NATIONALE PARIS LOC) ss +/-                                                   1.80    11/01/2017         6,275,000
     48,725,000   CALIFORNIA SCHOOL CASH RESERVE PROGRAM COP SERIES A (OTHER REVENUE,
                  US BANK NA LOC)                                                              3.00    07/06/2009        49,271,190
     10,245,000   CALIFORNIA SCRIPPS HEALTH SERIES G (HEALTH FACILITIES FINANCING
                  AUTHORITY REVENUE, BANK OF AMERICA NA LOC) ss +/-                             1.54    10/01/2019        10,245,000

                   Wells Fargo Advantage Money Market Funds 27


              Portfolio of Investments--August 31, 2008 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (continued)
$    44,590,000   CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA LOC)
                  ss +/-                                                                        1.54%   07/01/2035   $    44,590,000
     61,100,000   CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA NA LOC)
                  ss +/-                                                                        1.54    07/01/2033        61,100,000
     10,550,000   CALIFORNIA STATE (PROPERTY TAX REVENUE LOC) ss +/-                            1.60    05/01/2034        10,550,000
      8,860,000   CALIFORNIA STATE (PROPERTY TAX REVENUE, CITIBANK NA LOC) ss +/-               1.83    08/01/2021         8,860,000
      3,000,000   CALIFORNIA STATE CDA MFHR BAY VISTA MEADOW PARK NN1 (HOUSING
                  REVENUE, FNMA) ss +/-                                                         1.97    12/15/2037         3,000,000
     10,100,000   CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY A-2 (OTHER REVENUE
                  LOC) ss +/-                                                                   2.10    05/01/2034        10,100,000
      5,990,000   CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY SERIES A3
                  (PROPERTY TAX REVENUE, CITIBANK NA LOC) ss +/-                                2.35    05/01/2034         5,990,000
     51,445,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B1 (POWER
                  REVENUE) ss +/-                                                               2.10    05/01/2022        51,445,000
     48,410,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B2 (POWER
                  REVENUE, BNP PARIBAS LOC) ss +/-                                              2.40    05/01/2022        48,410,000
      9,550,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B3 (POWER
                  REVENUE LOC) ss +/-                                                           2.10    05/01/2022         9,550,000
      4,500,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B6 (WATER &
                  WASTEWATER AUTHORITY REVENUE) ss +/-                                          2.25    05/01/2022         4,500,000
     45,530,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC) ss +/-                             1.58    05/01/2022        45,530,000
      8,000,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C4 (POWER
                  REVENUE, JPMORGAN LOC) ss +/-                                                 1.83    05/01/2022         8,000,000
     41,690,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (WATER
                  REVENUE LOC, FSA INSURED) ss +/-                                              1.90    05/01/2022        41,690,000
     19,325,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C9 (ELECTRIC
                  REVENUE LOC) ss +/-                                                           1.58    05/01/2022        19,325,000
     14,995,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES 309 (ELECTRIC REVENUE,
                  AMBAC INSURED) ss +/-                                                         1.94    05/01/2018        14,995,000
     11,925,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C-13 (UTILITIES REVENUE,
                  FIRST SECURITY BANK LOC) ss +/-                                               1.93    05/01/2022        11,925,000
     21,725,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C11 (POWER REVENUE, KBC
                  BANK NV LOC) ss +/-                                                           1.90    05/01/2022        21,725,000
      1,550,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C16 (POWER REVENUE, BANK
                  OF NEW YORK LOC) ss +/-                                                       1.58    05/01/2022         1,550,000
     40,715,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES J2 (ELECTRIC REVENUE,
                  JPMORGAN CHASE BANK LOC) ss +/-                                               1.35    05/01/2018        40,715,000
     22,940,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F1 (WATER REVENUE,
                  LLOYDS BANK LOC) ss +/-                                                       2.25    05/01/2019        22,940,000
      3,500,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G1 (WATER REVENUE)
                  ss +/-                                                                        1.53    05/01/2011         3,500,000
    147,220,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER REVENUE,
                  FIRST SECURITY BANK LOC) ss +/-                                               1.77    05/01/2017       147,220,000
      2,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G7 (WATER REVENUE)
                  ss +/-                                                                        1.83    05/01/2017         2,000,000
      4,495,000   CALIFORNIA STATE DWR SERIES 3019 (WATER REVENUE, JP MORGAN CHASE
                  BANK LOC) ss +/-                                                              1.82    06/01/2016         4,495,000
      6,000,000   CALIFORNIA STATE DWR SERIES D194 (WATER REVENUE, FIRST SECURITY
                  BANK LOC) ss +/-                                                              2.05    12/01/2025         6,000,000
      9,495,000   CALIFORNIA STATE DWR SUPPLY PUTTERS SERIES 3035 (ELECTRIC
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                                      2.09    05/01/2016         9,495,000
      9,560,000   CALIFORNIA STATE MELOTS SERIES D169 (OTHER REVENUE, FIRST
                  SECURITY BANK LOC) ss +/-                                                     2.20    12/01/2028         9,560,000
     15,705,000   CALIFORNIA STATE PUBLIC WORKS BOARD CERTIFICATES SERIES D (LEASE
                  REVENUE, AMBAC INSURED) ss +/-                                                4.00    12/01/2019        15,705,000
      6,230,000   CALIFORNIA STATE ROCS RR II R- 11409 (OTHER REVENUE, CITIBANK NA
                  LOC) ss +/-                                                                   1.83    08/01/2030         6,230,000
      2,975,000   CALIFORNIA STATE SERIES 1435 (COLLEGE & UNIVERSITY REVENUE, MBIA
                  INSURED) ss +/-                                                               1.94    11/01/2013         2,975,000
      3,955,000   CALIFORNIA STATE SERIES 2571 (OTHER REVENUE, FIRST SECURITY BANK
                  LOC) ss +/-                                                                   2.34    06/01/2015         3,955,000
     22,315,000   CALIFORNIA STATE SERIES 2758 (OTHER REVENUE, AMBAC INSURED)
                  ss +/-                                                                        2.09    04/01/2010        22,315,000
      6,100,000   CALIFORNIA STATE SERIES A SUBSERIES A1 (OTHER REVENUE, FORTIS
                  BANQUE LOC) ss +/-                                                            1.68    05/01/2040         6,100,000
      8,560,000   CALIFORNIA STATE SERIES A SUBSERIES A2 (OTHER REVENUE) ss +/-                 1.68    05/01/2040         8,560,000
     50,340,000   CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK OF
                  AMERICA NA LOC) ss +/-                                                        1.50    05/01/2040        50,340,000
      9,760,000   CALIFORNIA STATE SERIES B1 (GO SCHOOL DISTRICTS, BANQUE NATIONALE
                  PARIS LOC) ss +/-                                                             1.50    05/01/2033         9,760,000
     22,600,000   CALIFORNIA STATE SERIES B4 (GENERAL OBLIGATION - STATES,
                  TERRITORIES, BANQUE NATIONALE PARIS LOC) ss +/-                               1.50    05/01/2033        22,600,000
      4,600,000   CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC A6
                  (PROPERTY TAX REVENUE LOC) ss +/-                                             1.40    05/01/2034         4,600,000
      3,800,000   CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC B4
                  (PROPERTY TAX REVENUE LOC) ss +/-                                             1.40    05/01/2034         3,800,000
     31,650,000   CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC B5
                  (PROPERTY TAX REVENUE LOC) ss +/-                                             1.48    05/01/2034        31,650,000
      5,900,000   CALIFORNIA STATEWIDE CDA 1030 POST STREET APARTMENTS SERIES Y
                  (MFHR, FHLMC INSURED) ss +/-                                                  1.97    02/01/2039         5,900,000
      2,155,000   CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C (MFHR, FNMA
                  INSURED) ss +/-                                                               2.10    07/01/2027         2,155,000

                   28 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2008 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (continued)
$     6,270,000   CALIFORNIA STATEWIDE CDA AEGIS PLEASANT HILL SERIES H (MFHR)
                  ss +/-                                                                        1.97%   07/01/2027   $     6,270,000
      1,280,000   CALIFORNIA STATEWIDE CDA ARCHER SCHOOL FOR GIRLS INCORPORATED
                  (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                    1.67    05/01/2035         1,280,000
     12,990,000   CALIFORNIA STATEWIDE CDA AZUSA PACIFIC UNIVERSITY PROJECT (OTHER
                  REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                                    1.70    04/01/2039        12,990,000
      4,000,000   CALIFORNIA STATEWIDE CDA CHARTER COURT APARTMENTS SERIES L (MFHR,
                  FHLMC INSURED) ss +/-                                                         1.90    09/01/2040         4,000,000
     14,900,000   CALIFORNIA STATEWIDE CDA DUBLIN RANCH SENIOR APARTMENTS (MFHR, BANK
                  OF AMERICA NA LOC) ss +/-                                                     1.81    12/15/2037        14,900,000
      1,925,000   CALIFORNIA STATEWIDE CDA GRANDE APARTMENTS SERIES TT (HOUSING
                  REVENUE, FNMA INSURED) ss +/-                                                 1.97    12/15/2034         1,925,000
      6,000,000   CALIFORNIA STATEWIDE CDA HERITAGE PARK APARTMENTS SERIES C (MFHR,
                  FHLMC INSURED) ss +/-                                                         1.97    01/01/2038         6,000,000
      8,500,000   CALIFORNIA STATEWIDE CDA HORIZONS INDIO SERIES F (HOUSING REVENUE,
                  CITIBANK NA LOC) ss +/-                                                       1.81    07/01/2038         8,500,000
     11,337,000   CALIFORNIA STATEWIDE CDA IVY HILL APARTMENTS PROJECT SERIES I (MFHR,
                  FNMA INSURED) ss +/-                                                          1.97    02/01/2033        11,337,000
      5,580,000   CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ (MFHR, US
                  BANK NA LOC) ss +/-                                                           2.50    11/01/2031         5,580,000
     18,110,000   CALIFORNIA STATEWIDE CDA LIVERMORE VALLEY ARTS CENTER PROJECT (OTHER
                  REVENUE, BANK OF NEW YORK LOC) ss +/-                                         1.55    12/01/2036        18,110,000
      6,500,000   CALIFORNIA STATEWIDE CDA MARINEARS POINTE SERIES A (MFHR, FNMA
                  INSURED) ss +/-                                                               1.73    02/15/2036         6,500,000
     10,000,000   CALIFORNIA STATEWIDE CDA MFHR BELMONT PROJECT SERIES F (MFHR LOC)
                  ss +/-                                                                        1.97    06/15/2038        10,000,000
     10,900,000   CALIFORNIA STATEWIDE CDA MFHR CANYON COUNTRY APARTMENTS SERIES M
                  (MFHR LOC, FHLMC INSURED) ss +/-                                              1.97    12/01/2034        10,900,000
      2,900,000   CALIFORNIA STATEWIDE CDA MFHR GLEN HAVEN APARTMENTS SERIES AA
                  (HOUSING REVENUE LOC) ss +/-                                                  2.02    12/01/2011         2,900,000
      3,985,000   CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS SERIES R (MFHR
                  LOC, FNMA INSURED) ss +/-                                                     1.97    10/15/2030         3,985,000
      3,200,000   CALIFORNIA STATEWIDE CDA MFHR SERIES AA (HOUSING REVENUE LOC)
                  ss +/-                                                                        1.97    04/15/2035         3,200,000
      3,800,000   CALIFORNIA STATEWIDE CDA NATIONAL CENTER INTERNATIONAL SCHOOLS A
                  (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                    1.48    05/01/2026         3,800,000
     14,340,000   CALIFORNIA STATEWIDE CDA OAKMONT SENIOR LIVING SERIES Y (MFHR, FNMA
                  INSURED) ss +/-                                                               1.97    08/01/2031        14,340,000
      8,640,000   CALIFORNIA STATEWIDE CDA OLYMPUS PARK APARTMENTS SERIES Y (MFHR,
                  FNMA INSURED) ss +/-                                                          1.97    10/15/2030         8,640,000
     11,200,000   CALIFORNIA STATEWIDE CDA PRAVILLIONS APARTMENTS SERIES M (MFHR, FNMA
                  INSURED) ss +/-                                                               1.97    08/15/2034        11,200,000
     12,525,000   CALIFORNIA STATEWIDE CDA RADY CHILDRENS HOSPITAL SERIES C (HOSPITAL
                  REVENUE, WACHOVIA BANK LOC) ss +/-                                            1.60    08/15/2036        12,525,000
     29,975,000   CALIFORNIA STATEWIDE CDA REVENUE ss +/-                                       1.83    07/01/2044        29,975,000
      5,265,000   CALIFORNIA STATEWIDE CDA SEASONS SENIOR APARTMENTS SERIES B (MFHR,
                  FNMA INSURED) ss +/-                                                          1.97    05/15/2037         5,265,000
     15,500,000   CALIFORNIA STATEWIDE CDA SERIES 2680 (OTHER REVENUE, JPMORGAN CHASE
                  BANK LOC) ss +/-                                                              1.94    05/15/2016        15,500,000
      5,665,000   CALIFORNIA STATEWIDE CDA SUNRISE OF DANVILLE PROJECT SERIES A (MFHR,
                  FNMA INSURED) ss +/-                                                          1.97    05/01/2027         5,665,000
      4,025,000   CALIFORNIA STATEWIDE CDA SWEEP LOAN PROGRAM SERIES A (HEALTHCARE
                  FACILITIES REVENUE, CITIBANK NA LOC) ss +/-                                   1.56    08/01/2035         4,025,000
      2,000,000   CALIFORNIA STATEWIDE CDA TOURO UNIVERSITY PROJECT (COLLEGE &
                  UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC) ss +/-                           1.75    09/01/2029         2,000,000
     10,000,000   CALIFORNIA STATEWIDE CDA UNIVERSITY OF SAN DIEGO (COLLEGE &
                  UNIVERSITY REVENUE, BANQUE NATIONALE PARIS LOC) ss +/-                        1.70    10/01/2045        10,000,000
      4,000,000   CALIFORNIA STATEWIDE CDA VILLA PASEO SENIOR PROJECT MM (MFHR, EAST
                  WEST BANK LOC) ss +/-                                                         1.81    11/01/2035         4,000,000
      3,620,000   CALIFORNIA STATEWIDE CDA VILLAGE AT HESPERIA SERIES CCC (MFHR, FNMA
                  INSURED) ss +/-                                                               1.97    11/15/2039         3,620,000
      4,375,000   CALIFORNIA STATEWIDE CDA VILLAGE AT NINTH APARTMENTS SERIES D
                  (HOUSING REVENUE, FNMA INSURED) ss +/-                                        1.97    11/15/2035         4,375,000
     16,550,000   CALIFORNIA STATEWIDE CDA WESTERN UNIVERSITY HEALTH SERIES A (OTHER
                  REVENUE, BANK OF NEW YORK LOC) ss +/-                                         1.48    06/01/2039        16,550,000
      1,160,000   CALIFORNIA STATEWIDE COMMUNITIES AUTHORITY CENTER FOR EARLY EDUCATION
                  (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                    1.67    09/01/2031         1,160,000
     17,065,000   CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT (MFHR LOC, FNMA
                  INSURED) ss +/-                                                               1.97    10/15/2026        17,065,000
      1,900,000   CASTACIC CA USD COP SCHOOL FACILITIES BRIDGE FUNDING PROGRAM (OTHER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC) ss +/-                             3.00    09/01/2026         1,900,000
      5,460,000   CHICO CA USD SERIES D146 (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                  LOC) ss +/-                                                                   2.20    08/01/2026         5,460,000
      7,930,000   CHINO BASIN CA REGIONAL FINANCING AUTHORITY INLAND EMPIRE UTILITY
                  SERIES B (WATER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC) ss +/-             1.54    06/01/2032         7,930,000

                   Wells Fargo Advantage Money Market Funds 29


              Portfolio of Investments--August 31, 2008 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (continued)
$     2,100,000   CONCORD CA MFHR (OTHER REVENUE LOC) ss +/-                                    1.95%   12/01/2016   $     2,100,000
     14,500,000   CONTRA COSTA COUNTY CA CREEKVIEW APARTMENTS SERIES B (MFHR,
                  FHLMC INSURED) ss +/-                                                         1.97    07/01/2036        14,500,000
      2,000,000   CONTRA COSTA COUNTY CA MFHR (HOUSING REVENUE LOC) ss +/-                      1.75    10/15/2033         2,000,000
      2,000,000   CONTRA COSTA COUNTY CA MFHR SERIES B REMARKETED 09/28/94 (MFHR LOC,
                  FNMA INSURED) ss +/-                                                          1.75    11/15/2022         2,000,000
     11,000,000   CORONA CA HOUSEHOLD BANK PROJECT B ss +/-                                     1.66    02/01/2023        11,000,000
      7,500,000   CORONADO CA CDA ROCS RR II 451 (TAX INCREMENTAL REVENUE, AMBAC
                  INSURED) ss +/-                                                               2.69    09/01/2035         7,500,000
     10,000,000   DESERT CA COMMUNITY COLLEGE DISTRICT CLASS A (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                                      1.89    08/01/2037        10,000,000
      4,000,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-457 (OTHER REVENUE,
                  FIRST SECURITY BANK LOC) ss +/-                                               1.95    08/01/2032         4,000,000
     14,406,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-490 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                                      1.87    08/01/2042        14,406,000
      5,300,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-490 (TAX INCREMENTAL
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                                      1.96    02/01/2031         5,300,000
      1,110,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-561 (OTHER REVENUE,
                  FIRST SECURITY BANK LOC) ss +/-                                               1.87    07/01/2031         1,110,000
      2,945,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-600 (WATER REVENUE,
                  FIRST SECURITY BANK LOC) ss +/-                                               1.87    02/01/2038         2,945,000
      5,765,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-621 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                                      1.87    08/01/2023         5,765,000
      4,065,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-628 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                                      1.87    08/01/2031         4,065,000
      2,995,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-629 (PROPERTY TAX
                  REVENUE, MBIA INSURED) ss +/-                                                 1.85    08/01/2031         2,995,000
      4,520,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-630 (PROPERTY TAX
                  REVENUE, MBIA INSURED) ss +/-                                                 1.85    02/01/2024         4,520,000
     11,380,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-631 (PROPERTY TAX
                  REVENUE, MBIA INSURED) ss +/-                                                 1.85    09/01/2027        11,380,000
      6,570,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-632 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                                      1.97    08/01/2033         6,570,000
      2,395,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-500 (OTHER REVENUE,
                  AMBAC INSURED) ss +/-                                                         1.88    11/01/2038         2,395,000
      3,360,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-525 (OTHER REVENUE,
                  FGIC INSURED) ss +/-                                                          1.85    06/01/2035         3,360,000
      1,025,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-575 (OTHER REVENUE,
                  AMBAC INSURED) ss +/-                                                         1.85    09/01/2029         1,025,000
      6,460,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-625 (OTHER REVENUE,
                  AMBAC INSURED) ss +/-                                                         1.85    06/01/2028         6,460,000
     31,600,000   EAST BAY CA MUD SUBSERIES A1 (OTHER REVENUE, DEXIA CREDIT LOCAL
                  DE FRANCE LOC) ss +/-                                                         1.35    06/01/2038        31,600,000
     15,930,000   EAST BAY CA MUD SUBSERIES A2 (WATER REVENUE, DEXIA CREDIT LOCAL
                  DE FRANCE LOC) ss +/-                                                         1.45    06/01/2038        15,930,000
      9,900,000   EAST BAY CA MUD SUBSERIES A3 (OTHER REVENUE, DEXIA CREDIT LOCAL
                  DE FRANCE LOC) ss +/-                                                         1.45    06/01/2038         9,900,000
     23,420,000   EAST BAY CA MUD SUBSERIES A4 (OTHER REVENUE, DEXIA CREDIT LOCAL
                  DE FRANCE LOC) ss +/-                                                         1.35    06/01/2038        23,420,000
      6,950,000   EAST BAY CA MUD SUBSERIES B1 (OTHER REVENUE, DEXIA CREDIT LOCAL
                  DE FRANCE LOC) ss +/-                                                         1.57    06/01/2038         6,950,000
      6,875,000   EAST BAY CA MUD SUBSERIES B2 (OTHER REVENUE, DEXIA CREDIT LOCAL
                  DE FRANCE LOC) ss +/-                                                         1.51    06/01/2038         6,875,000
      6,905,000   EAST BAY CA MUD SUBSERIES C (OTHER REVENUE, DEXIA CREDIT LOCAL
                  DE FRANCE LOC) ss +/-                                                         1.57    06/01/2027         6,905,000
      7,500,000   EAST BAY CA MUD SUBSERIES C1 (OTHER REVENUE) ss +/-                           1.45    06/01/2026         7,500,000
      4,900,000   EAST BAY CA MUD SUBSERIES C3 (OTHER REVENUE) ss +/-                           1.45    06/01/2026         4,900,000
     11,900,000   EAST BAY CA MUD SUBSERIES C4 (OTHER REVENUE) ss +/-                           1.56    06/01/2026        11,900,000
     10,000,000   EAST BAY CA MUD SUBSERIES C5 (OTHER REVENUE) ss +/-                           1.35    06/01/2026        10,000,000
     16,000,000   EAST BAY CA MUD SUBSERIES C6 (OTHER REVENUE) ss +/-                           1.35    06/01/2026        16,000,000
      3,570,000   EASTERN MUNICIPAL WATER DISTRICT CALIFORNIA WATER & SEWER CTFS
                  PARTNERSHIP SERIES D (WATER REVENUE, LLOYDS BANK LOC) ss +/-                  1.55    07/01/2023         3,570,000
      8,260,000   EASTERN MUNICIPAL WATER DISTRICT CALIFORNIA WATER & SEWER CTFS
                  PARTNERSHIP SERIES F (WATER REVENUE, JPMORGAN CHASE BANK LOC)
                  ss +/-                                                                        1.57    07/01/2038         8,260,000
      1,500,000   FREMONT CA COP (LEASE REVENUE, KBC BANK NV LOC) ss +/-                        1.90    08/01/2022         1,500,000
      9,800,000   FREMONT CA TREETOPS APARTMENTS SERIES A (HOUSING REVENUE, FNMA
                  INSURED) ss +/-                                                               1.97    08/15/2026         9,800,000
      8,259,000   GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION SERIES 1421
                  (OTHER REVENUE, AMBAC INSURED) ss +/-                                         2.49    06/01/2045         8,259,000
      1,905,000   GROSSMONT-CUYAMACA CA COMMUNITY COLLEGE DISTRICT (OTHER REVENUE,
                  ASSURED GUARANTY) ss +/-                                                      1.82    08/01/2024         1,905,000
      3,480,000   GROSSMONT-CUYAMACA CA COMMUNITY COLLEGE DISTRICT ROCS RR II R
                  8098 (OTHER REVENUE, ASSURED GUARANTY) ss +/-                                 1.82    08/01/2023         3,480,000

                   30 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2008 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (continued)
$     7,200,000   HARTNELL CA COMMUNITY COLLEGE DISTRICT SERIES 2966 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                                      2.09%   06/01/2014   $     7,200,000
      7,400,000   HAYWARD CA HOUSING AUTHORITY MFHR BARRINGTON HILLS SERIES A (HOUSING
                  REVENUE LOC, FNMA INSURED) ss +/-                                             1.75    06/15/2025         7,400,000
      4,000,000   HAYWARD CA MFHR SHOREWOOD SERIES A REMARKETED 03/17/94 (MFHR LOC, FGIC
                  INSURED) ss +/-                                                               1.80    07/15/2014         4,000,000
      6,450,000   HAYWARD CA MFHR TENNYSON GARDENS APARTMENTS PROJECT SERIES A (HOUSING
                  REVENUE LOC, US BANK NA INSURED) ss +/-                                       2.50    08/01/2032         6,450,000
      1,000,000   HEMET CA MFHR SUNWEST RETIREMENT SERIES A (MFHR LOC, FHLMC INSURED)
                  ss +/-                                                                        1.73    01/01/2025         1,000,000
      5,190,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM (LEASE
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                                      2.10    02/01/2028         5,190,000
      7,505,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM (LEASE
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                                      2.10    02/01/2038         7,505,000
      2,825,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM (OTHER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC) ss +/-                             2.10    02/01/2018         2,825,000
      4,476,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 (OTHER REVENUE) ss +/-                   2.25    09/02/2029         4,476,000
      2,850,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 (SPECIAL TAX REVENUE LOC)
                  ss +/-                                                                        2.25    09/02/2022         2,850,000
        700,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT # 04-21-B
                  (OTHER REVENUE, KBC BANK NV LOC) ss +/-                                       2.25    09/02/2030           700,000
      5,185,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #05-21
                  SERIES A (OTHER REVENUE, BANK OF NEW YORK LOC) ss +/-                         2.25    09/02/2031         5,185,000
      6,155,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #07-22-A
                  (OTHER REVENUE, KBC BANK NV LOC) ss +/-                                       2.25    09/02/2032         6,155,000
      2,200,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #87-8
                  (SPECIAL TAX REVENUE, KBC BANK NV LOC) ss +/-                                 2.25    09/02/2024         2,200,000
      2,550,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #94-15 (OTHER
                  REVENUE, STATE STREET BANK & TRUST LOC) ss +/-                                2.25    09/02/2020         2,550,000
      3,550,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #97-17 (OTHER
                  REVENUE, STATE STREET BANK & Trust LOC) ss +/-                                2.25    09/02/2023         3,550,000
     31,000,000   KERN COUNTY CA TRAN (OTHER REVENUE)                                          3.00    06/30/2009        31,352,220
     13,140,000   KINGS COUNTY CA HOUSING AUTHORITY EDGEWATER LLSE APARTMENTS SERIES A
                  (MFHR, FNMA INSURED) ss +/-                                                   1.64    02/15/2031        13,140,000
      5,500,000   LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS PROJECT
                  SERIES C (HOUSING REVENUE LOC) ss +/-                                         1.73    12/01/2026         5,500,000
     17,000,000   LOMA LINDA CA LOMA LINDA UNIVERSITY SERIES B (HEALTHCARE FACILITIES
                  REVENUE, BANK OF AMERICA NA LOC) ss +/-                                       1.50    12/01/2037        17,000,000
     14,163,000   LONG BEACH CA COMMUNITY COLLEGE DISTRICT SERIES 1399 (PROPERTY TAX
                  REVENUE, FGIC INSURED) ss +/-                                                 2.11    05/01/2030        14,163,000
      2,135,000   LONG BEACH CA HARBOR REVENUE SERIES 418 (AIRPORT REVENUE LOC, FGIC
                  INSURED) ss +/-                                                               2.16    05/15/2020         2,135,000
     13,090,000   LOS ANGELES CA BEVERLY PARK APARTMENTS SERIES A (MFHR, FHLMC INSURED)
                  ss +/-                                                                        1.97    08/01/2018        13,090,000
      5,380,000   LOS ANGELES CA COMMUNITY COLLEGE DISTRICT SERIES 2864 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                                      1.94    08/01/2014         5,380,000
     12,200,000   LOS ANGELES CA COMMUNITY RDA ACADEMY VILLAGE APARTMENTS SERIES A
                  (MFHR, FHLMC INSURED) ss +/-                                                  1.90    10/01/2029        12,200,000
      7,265,000   LOS ANGELES CA COMMUNITY RDA MFHR SECOND & CENTRAL APARTMENTS PROJECT
                  (HOUSING REVENUE LOC) ss +/-                                                  1.90    12/01/2038         7,265,000
      5,000,000   LOS ANGELES CA COMMUNITY RDA RR 11 R-13042 (HOUSING REVENUE, GNMA
                  INSURED) ss +/-                                                               1.90    01/20/2045         5,000,000
      6,290,000   LOS ANGELES CA COMMUNITY RDA SECURITY BUILDING PROJECT SERIES A (MFHR,
                  FNMA INSURED) ss +/-                                                          1.90    06/01/2037         6,290,000
      3,435,000   LOS ANGELES CA COP LOYOLA HIGH SCHOOL SERIES A (LEASE REVENUE, ALLIED
                  IRISH BANK PLC LOC) ss +/-                                                    1.67    12/01/2035         3,435,000
      2,000,000   LOS ANGELES CA DEPARTMENT OF AIRPORTS LOS ANGELES INTERNATIONAL
                  AIRPORT SERIES C1 (AIRPORT REVENUE, BANQUE NATIONALE PARIS LOC)
                  ss +/-                                                                        1.90    05/15/2020         2,000,000
     35,650,000   LOS ANGELES CA DW&P ss +/-                                                    1.91    07/01/2039        35,650,000
      9,250,000   LOS ANGELES CA DW&P CLASS A (WATER REVENUE, AMBAC INSURED) ss +/-             1.92    07/01/2035         9,250,000
      2,220,000   LOS ANGELES CA HOUSING AUTHORITY MEADOWRIDGE APARTMENTS PROJECT (MFHR,
                  FNMA INSURED) ss +/-                                                          1.70    09/01/2018         2,220,000

                   Wells Fargo Advantage Money Market Funds 31


              Portfolio of Investments--August 31, 2008 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (continued)
$     4,700,000   LOS ANGELES CA MFHR FOUNTAIN PARK PROJECT SERIES P (MFHR LOC)
                  ss +/-                                                                        1.85%   04/15/2033   $     4,700,000
      3,540,000   LOS ANGELES CA MISSION VILLAGE TERRACE APARTMENTS (MFHR, EAST WEST
                  BANK LOC) ss +/-                                                              1.81    07/01/2027         3,540,000
     18,500,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER REVENUE, US BANK NA
                  LOC) ss +/-                                                                   1.60    07/01/2035        18,500,000
      5,000,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A6 (UTILITIES REVENUE)
                  ss +/-                                                                        1.60    07/01/2035         5,000,000
     10,600,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A8 (WATER REVENUE) ss +/-               1.60    07/01/2035        10,600,000
     14,965,000   LOS ANGELES CA RR II R-11281 (OTHER REVENUE, AMBAC INSURED)
                  ss +/-                                                                        1.99    07/01/2037        14,965,000
     14,995,000   LOS ANGELES CA SERIES 184 (WATER REVENUE, FIRST SECURITY BANK LOC)
                  ss +/-++                                                                      1.94    01/01/2009        14,995,000
     12,830,000   LOS ANGELES CA SUBSERIES B1 (ELECTRIC REVENUE) ss +/-                         1.45    07/01/2034        12,830,000
     45,500,000   LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA CREDIT LOCAL DE
                  FRANCE LOC) ss +/-                                                            1.55    07/01/2035        45,500,000
     17,550,000   LOS ANGELES CA TRAN (OTHER REVENUE)                                          3.00    06/30/2009        17,756,623
      7,235,000   LOS ANGELES CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)
                  ss +/-                                                                        1.96    01/01/2011         7,235,000
     25,660,000   LOS ANGELES CA USD SERIES 1201 (PROPERTY TAX REVENUE, AMBAC INSURED)
                  ss +/-                                                                        2.01    07/01/2030        25,660,000
      1,955,500   LOS ANGELES CA USD SERIES 2008 (OTHER REVENUE, AMBAC INSURED)
                  ss +/-                                                                        2.01    07/01/2023         1,955,500
      5,485,000   LOS ANGELES CA USD SERIES 2009 (EDUCATIONAL FACILITIES REVENUE, AMBAC
                  INSURED) ss +/-                                                               2.01    07/01/2026         5,485,000
     21,945,000   LOS ANGELES CA USD TAX & ANTICIPATION NOTES SERIES A (OTHER REVENUE)         3.00    07/30/2009        22,235,751
     31,575,000   LOS ANGELES CA USD TRAN SERIES A                                             4.00    12/29/2008        31,656,487
     20,000,000   LOS ANGELES CA USD TRAN SERIES A2                                            3.75    12/29/2008        20,036,445
      7,000,000   LOS ANGELES CA WASTE WATER SYSTEM SUBSERIES G (SEWER REVENUE, BANK OF
                  AMERICA NA LOC) ss +/-                                                        1.64    06/01/2032         7,000,000
      8,600,000   LOS ANGELES CA WASTEWATER SUBSERIES D (SEWER REVENUE, BANK OF NOVA
                  SCOTIA) ss +/-                                                                1.55    06/01/2028         8,600,000
      2,800,000   LOS ANGELES CA WASTEWATER SYSTEM SERIES 2254 (OTHER REVENUE, MBIA
                  INSURED) ss +/-                                                               2.19    06/01/2013         2,800,000
      3,500,000   LOS ANGELES CA WASTEWATER SYSTEM SUBSERIES A (SEWER REVENUE, BANK OF
                  NOVA SCOTIA) ss +/-                                                           1.58    06/01/2028         3,500,000
      5,995,000   LOS ANGELES CA WATER & POWER REVENUE SERIES 182 FSA INSURED (WATER
                  REVENUE LOC) ss +/-                                                           2.09    01/01/2009         5,995,000
     14,000,000   LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B6 (UTILITIES REVENUE)
                  ss +/-                                                                        2.10    07/01/2034        14,000,000
     30,800,000   LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B8 (POWER REVENUE,
                  BANK OF AMERICA LOC) ss +/-                                                   1.55    07/01/2034        30,800,000
      8,380,000   LOS ANGELES CA WATER & POWER SERIES 2971 (ELECTRIC REVENUE, FIRST
                  SECURITY BANK LOC) ss +/-                                                     2.09    01/01/2014         8,380,000
     31,900,000   LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS (HOUSING REVENUE    3
                  LOC) ss +/-                                                                   1.80    09/01/2030        31,900,000
     26,400,000   LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR MALIBU CANYON
                  APARTMENTS B (HOUSING REVENUE LOC) ss +/-                                     1.60    06/01/2010        26,400,000
     39,875,000   LOS ANGELES COUNTY CA TRAN SERIES A (OTHER REVENUE)                          3.00    06/30/2009        40,334,651
      3,060,000   MANTECA CA RDA AMENDED MERGER PROJECT (TAX ALLOCATION REVENUE, STATE
                  STREET BANK & TRUST LOC) ss +/-                                               2.30    10/01/2042         3,060,000
      6,560,000   MANTECA CA RDA TAX ALLOCATION SERIES 1423 (TAX INCREMENTAL REVENUE,
                  AMBAC INSURED) ss +/-                                                         2.31    10/01/2036         6,560,000
     38,045,000   MENLO PARK CA CDA LAS PULGAS COMMUNITY DEVELOPMENT (TAX ALLOCATION
                  REVENUE, AMBAC INSURED) ss +/-                                                2.30    01/01/2031        38,045,000
      8,900,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES C2
                  (WATER REVENUE LOC) ss +/-                                                    1.58    07/01/2030         8,900,000
     18,000,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES A1 (WATER
                  REVENUE, BANK OF AMERICA NA LOC) ss +/-                                       1.65    07/01/2037        18,000,000
      7,060,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES A2 (WATER
                  REVENUE LOC, JPMORGAN CHASE BANK INSURED) ss +/-                              1.55    07/01/2023         7,060,000
      4,645,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES A2 (WATER
                  REVENUE, CITIBANK NA LOC) ss +/-                                              1.60    07/01/2021         4,645,000
      2,425,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES B2 (WATER
                  REVENUE, CITIBANK NA LOC) ss +/-                                              2.40    07/01/2028         2,425,000
     33,585,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES C3 (WATER
                  REVENUE LOC) ss +/-                                                           1.48    07/01/2030        33,585,000
      7,225,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS SERIES C
                  (WATER REVENUE, DEXIA INSURED) ss +/-                                         1.60    10/01/2029         7,225,000
      5,575,000   MODESTO CA MFHR LIVE OAK APARTMENTS PROJECT (HOUSING REVENUE LOC, FNMA
                  INSURED) ss +/-                                                               1.90    09/15/2024         5,575,000
      5,995,000   MODESTO CA PFA LEASE REVENUE SERIES 354 (LEASE REVENUE LOC, AMBAC
                  INSURED) ss +/-                                                               2.31    09/01/2029         5,995,000
      1,969,000   MONTEREY PENINSULA CA COMMUNITY COLLEGE DISTRICT SERIES 2484 (OTHER
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                                      1.94    02/01/2016         1,969,000
     37,405,000   MORGAN HILL CA RDA TAX ALLOCATION OJO DE AGUA REDEVELOPMENT PROJECT A
                  (OTHER REVENUE) ss +/-                                                        1.58    09/01/2033        37,405,000

                   32 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2008 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (continued)
$     2,000,000   MURRIETA VALLEY CA USD COP SCHOOL FACILITIES BRIDGE FUNDING PROGRAM
                  (LEASE REVENUE, FIRST SECURITY BANK LOC) ss +/-                               3.00%   06/01/2039   $     2,000,000
     12,388,000   NAPA VALLEY CA SERIES 1808 (PROPERTY TAX REVENUE, FGIC INSURED)
                  ss +/-                                                                        2.11    08/01/2046        12,388,000
     18,000,000   NEWPORT BEACH CA HOAG MEMORIAL HOSPITAL SERIES D (HCFR, BANK OF
                  AMERICA NA LOC) ss +/-                                                        1.55    12/01/2040        18,000,000
      5,140,000   NORTHERN CA POWER AGENCY HYDROELECTRIC PROJECT 1 SERIES A (ELECTRIC
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC) ss +/-                             1.54    07/01/2032         5,140,000
      3,899,500   NORTHERN CA POWER AGENCY PUBLIC POWER SERIES 836 (ELECTRIC REVENUE,
                  MBIA INSURED) ss +/-                                                          2.31    07/01/2023         3,899,500
     12,500,000   OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE SERIES C1
                  (LEASE REVENUE LOC) ss +/-                                                    1.78    02/01/2025        12,500,000
      4,000,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK RIDGE VILLAS
                  PROJECT (HOUSING REVENUE LOC, FNMA INSURED) ss +/-                            1.73    11/15/2028         4,000,000
     14,900,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PROJECT PARK PLACE
                  APARTMENTS ISSUE A (HOUSING REVENUE LOC, FHLB INSURED) ss +/-                 1.97    04/01/2024        14,900,000
     12,600,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES B ALISO CREEK
                  PROJECT FHLMC LOC (HOUSING REVENUE LOC) ss +/-                                1.63    11/01/2022        12,600,000
      8,619,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D HARBOR POINTE
                  PROJECT (HOUSING REVENUE, FHLMC LOC) ss +/-                                   1.73    12/01/2022         8,619,000
        500,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES G3 (HOUSING
                  REVENUE LOC) ss +/-                                                           1.73    11/15/2028           500,000
         57,500   ORANGE COUNTY CA SANITATION DISTRICTS COP FLOATERS SERIES 1032 (SEWER
                  REVENUE LOC) ss +/-                                                           2.11    02/01/2033            57,500
      1,075,000   ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES 25297 (SEWER REVENUE,
                  FIRST SECURITY BANK LOC) ss +/-                                               2.09    02/01/2015         1,075,000
     26,800,000   ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES B (LEASE REVENUE LOC)
                  ss +/-                                                                        2.25    08/01/2030        26,800,000
     52,015,000   ORANGE COUNTY CA WATER DISTRICT SERIES A (WATER REVENUE, LLOYDS TSB
                  BANK PLC LOC) ss +/-                                                          1.54    08/01/2042        52,015,000
      9,515,000   PASADENA CA COMMUNITY DEVELOPMENT COMMISSION HOLLY STREET APARTMENTS
                  SERIES A (HOUSING REVENUE, FNMA INSURED) ss +/-                               1.90    12/15/2033         9,515,000
     39,210,000   PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA LOC)
                  ss +/-                                                                        1.75    02/01/2035        39,210,000
      4,950,000   PITTSBURG CA PUBLIC FINANCING AUTHORITY WATER (WATER REVENUE, ALLIED
                  IRISH BANK PLC LOC) ss +/-                                                    1.55   06/01/2035         4,950,000
     44,410,000   PITTSBURG CA REDEVELOPMENT AGENCY TAX ALLOCATION LOS MEDANOS COMMUNITY
                  SERIES A (TAX ALLOCATION REVENUE LOC) ss +/-                                  2.30   09/01/2035         44,410,000
      5,275,000   PLACENTIA YORBA LINDA CA USD SERIES 2714 (PROPERTY TAX REVENUE, MBIA
                  INSURED) ss +/-                                                               2.34   02/01/2014          5,275,000
     11,085,000   POWAY CA REDEVELOPMENT AGENCY TAX ALLOCATION SERIES 372 MBIA INSURED
                  (TAX ALLOCATION REVENUE LOC) ss +/-                                           4.00   06/15/2011         11,085,000
      7,100,000   POWAY CA UNION SCHOOL DISTRICT ROCS RR II R 12224 (PROPERTY TAX
                  REVENUE, CITIBANK NA LOC) ss +/-                                              2.14   08/01/2030          7,100,000
      7,000,000   RANCHO CA WATER DISTRICT FINANCING AUTHORITY SERIES B (OTHER REVENUE,
                  UBS AG LOC) ss +/-                                                            1.90   08/01/2031          7,000,000
      9,485,000   RANCHO SANTIAGO CA COMMUNITIES COLLEGE DISTRICT (PROPERTY TAX REVENUE,
                  FIRST SECURITY BANK LOC) ss +/-                                               2.05   09/01/2026          9,485,000
      2,400,000   REDONDO BEACH CA PFA TAX ALLOCATION REVENUE AVIATION HIGH
                  REDEVELOPMENT PROJECT (PROPERTY TAX REVENUE, ALLIED IRISH BANK PLC
                  LOC) ss +/-                                                                   2.57   07/01/2030          2,400,000
      8,725,000   RIVERSIDE CA COMMUNITY COLLEGE DISTRICT (OTHER REVENUE, MBIA INSURED)
                  ss +/-                                                                        1.91   08/01/2032          8,725,000
     12,000,000   RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC) ss +/-               1.75   03/01/2037         12,000,000
      3,245,000   RIVERSIDE CA ELECTRIC PUTTERS SERIES 3042Z (ELECTRIC REVENUE, FIRST
                  SECURITY BANK LOC) ss +/-                                                     1.94   04/01/2016          3,245,000
      5,420,000   RIVERSIDE COUNTY CA COMMUNITY FACILITIES DISTRICT SERIES 88-4 (SPECIAL
                  TAX REVENUE LOC, KBC BANK LOC) ss +/-                                         1.57   09/01/2014          5,420,000
      1,600,000   RIVERSIDE COUNTY CA HOUSING AUTHORITY MOUNTAIN VIEW APARTMENTS
                  SERIES A (MFHR, REDLANDS FEDERAL S&L) ss +/-                                  1.59   08/01/2025          1,600,000
      2,800,000   RIVERSIDE COUNTY CA IDA IDR CRYOGENIC PROJECT ISSUE B (IDR LOC)
                  ss +/-                                                                        1.82   07/05/2014          2,800,000
     13,500,000   ROSEVILLE CA ELECTRIC SYSTEM COP SERIES B (OTHER REVENUE, DEXIA CREDIT
                  LOCAL DE FRANCE LOC) ss +/-                                                   1.60   02/01/2035         13,500,000
      7,000,000   SACRAMENTO CA HOUSING AUTHORITY SHENANDOAH APARTMENTS SERIES F
                  (HOUSING REVENUE, FNMA INSURED) ss +/-                                        1.97   09/15/2036          7,000,000
      1,050,000   SACRAMENTO CA SUBURBAN WATER DISTRICT COP SERIES A2 (LEASE REVENUE,
                  ALLIED IRISH BANK PLC LOC) ss +/-                                             1.54   11/01/2028          1,050,000
      5,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY (HOUSING REVENUE, FNMA INSURED)
                  ss +/-                                                                        1.73   07/15/2029          5,000,000
      5,315,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY (MFHR, CITIBANK NA LOC)
                  ss +/-                                                                        1.96   07/01/2035          5,315,000

                   Wells Fargo Advantage Money Market Funds 33


              Portfolio of Investments--August 31, 2008 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (continued)
$     7,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR ARLINGTON CREEK APARTMENT
                  SERIES I (HOUSING REVENUE LOC) ss +/-                                         1.97%   05/15/2034   $     7,000,000
      6,835,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR CASCADES SERIES D (HOUSING
                  REVENUE) ss +/-                                                               1.97    09/15/2035         6,835,000
      9,140,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR LOGAN PART APARTMENTS
                  ISSUE E (HOUSING REVENUE, FHLMC INSURED) ss +/-                               1.95    05/01/2042         9,140,000
      6,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR NORMANDY PARK APARTMENTS
                  SERIES A (HOUSING REVENUE LOC) ss +/-                                         1.97    02/15/2033         6,000,000
      2,900,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY SEASONS AT WINTER SERIES C2
                  (MFHR, FHLMC INSURED) ss +/-                                                  1.63    08/01/2034         2,900,000
     16,200,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD APARTMENTS PROJECT
                  ISSUE A (MFHR, FHLMC INSURED) ss +/-                                          1.97    12/01/2022        16,200,000
     10,000,000   SACRAMENTO COUNTY CA RIVER POINTE APARTMENTS SERIES B (MFHR, FNMA
                  INSURED) ss +/-                                                               1.64    08/15/2027        10,000,000
      1,300,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCE AUTHORITY ROCS RR II
                  11579 (SEWER REVENUE, CITIBANK NA LOC) ss +/-                                 1.82    12/01/2035         1,300,000
      2,635,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY (WATER &
                  SEWER REVENUE) ss +/-                                                         1.83    12/01/2035         2,635,000
      5,000,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                  SUBORDINATE LIEN SACRAMENTO DISTRICT E (SEWER REVENUE, US BANK NA LOC)
                  ss +/-                                                                        1.50    12/01/2040         5,000,000
      5,050,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                  SUBORDINATE LIEN SACRAMENTO REGULATION C (SEWER REVENUE LOC, CREDIT
                  AGRICOLE INDOSUEZ LOC) ss +/-                                                 1.70    12/01/2030         5,050,000
      7,000,000   SAN BERNARDINO CA REDEVELOPMENT AGENCY SILVER WOODS APARTMENTS PROJECT
                  (HOUSING REVENUE, FNMA INSURED) ss +/-                                        1.97    05/01/2026         7,000,000
      7,860,000   SAN BERNARDINO COUNTY CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA
                  NA LOC) ss +/-                                                                1.75    03/01/2024         7,860,000
      5,500,000   SAN BERNARDINO COUNTY CA FLOOD CONTROL DISTRICT (WATER REVENUE, UBS
                  AG LOC) ss +/-                                                                1.90    08/01/2037         5,500,000
      6,115,000   SAN BERNARDINO COUNTY CA MFHR GREEN VALLEY APARTMENTS PROJECT SERIES A
                  (HOUSING REVENUE LOC, FNMA INSURED) ss +/-                                    1.73    05/15/2029         6,115,000
      5,600,000   SAN BERNARDINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT SERIES A
                  (HOUSING REVENUE LOC, FNMA INSURED) ss +/-                                    1.73    05/15/2029         5,600,000
     14,825,000   SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A (HOUSING
                  REVENUE LOC, FNMA INSURED) ss +/-                                             1.97    01/15/2033        14,825,000
      3,900,000   SAN DIEGO CA HOUSING AUTHORITY (MFHR, FNMA INSURED) ss +/-                    1.77    11/01/2026         3,900,000
     12,000,000   SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN APARTMENTS
                  SERIES B (HOUSING REVENUE LOC) ss +/-                                         1.97    01/15/2035        12,000,000
      6,215,000   SAN DIEGO CA USD SERIES 758 (EDUCATIONAL FACILITIES REVENUE LOC)
                  ss +/-                                                                        2.11    07/01/2027         6,215,000
     12,855,000   SAN DIEGO CA USD SERIES PA 804 (EDUCATIONAL FACILITIES REVENUE LOC)
                  ss +/-                                                                        1.99    07/01/2022        12,855,000
     39,075,000   SAN DIEGO CA USD TAX & ANTICIPATION NOTES (PROPERTY TAX REVENUE)             3.00    07/01/2009        39,510,816
     20,900,000   SAN DIEGO COUNTY & SCHOOL DISTRICT PARTNERSHIP TRANS SERIES B (OTHER
                  REVENUE)                                                                     3.50    06/30/2009        21,216,965
     11,515,000   SAN DIEGO COUNTY & SCHOOL DISTRICT PARTNERSHIPS TRAN (OTHER REVENUE)         3.50    06/30/2009        11,695,347
     17,750,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
                  SERIES A (SALES TAX REVENUE, JPMORGAN CHASE BANK LOC) ss +/-                  1.75    04/01/2038        17,750,000
     40,600,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
                  SERIES B (SALES TAX REVENUE, JPMORGAN CHASE BANK LOC) ss +/-                  1.47    04/01/2038        40,600,000
     18,500,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
                  SERIES C (SALES TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)
                  ss +/-                                                                        1.53    04/01/2038        18,500,000
     50,590,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
                  SERIES D (SALES TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)
                  ss +/-                                                                        1.45    04/01/2038        50,590,000
      4,465,000   SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES 2873 (WATER REVENUE,
                  FIRST SECURITY BANK LOC) ss +/-                                               2.09    05/01/2013         4,465,000
      3,938,500   SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES I (WATER REVENUE, MBIA
                  INSURED) ss +/-                                                               1.99    11/01/2010         3,938,500
      4,000,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND SERIES 37D
                  (OTHER REVENUE, FIRST SECURITY BANK LOC) ss +/-                               1.70    05/01/2030         4,000,000
      2,700,000   SAN FRANCISCO CA CITY & COUNTY MFHR CARTER TERRACE APARTMENTS SERIES B
                  (MFHR, CITIBANK NA LOC) ss +/-                                                1.99    03/01/2036         2,700,000
     10,225,000   SAN FRANCISCO CA CITY & COUNTY RDA ORLANDO CEPEDA PLACE SERIES D
                  (MFHR, CITIBANK NA LOC) ss +/-                                                1.99    11/02/2033        10,225,000
      3,190,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
                  FACILITIES DISTRICT #4 (OTHER REVENUE, BANK OF AMERICA NA LOC)
                  ss +/-                                                                        1.57    08/01/2032         3,190,000

                   34 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2008 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (continued)
$     8,000,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
                  FACILITIES DISTRICT HUNTERS POINT SERIES A (TAX REVENUE, KBC BANK NV
                  LOC) ss +/-                                                                   1.67%   08/01/2036   $     8,000,000
      8,000,000   SAN FRANCISCO CA CITY & COUNTY UNION SCHOOL DISTRICT MERLOTS SERIES
                  D217 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC) ss +/-                   2.05    06/15/2024         8,000,000
      9,000,000   SAN JOSE CA CINNABAR COMMONS SERIES C (HOUSING REVENUE, BANK OF
                  AMERICA BANK OF AMERICA LOC) ss +/-                                           1.90    02/01/2037         9,000,000
      9,360,000   SAN JOSE CA MFHR RAINTREE APARTMENTS SERIES A (MFHR) ss +/-                   1.99    02/01/2038         9,360,000
      7,600,000   SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION ss +/-                        1.95    08/01/2035         7,600,000
      6,857,500   SAN JOSE CA UNION SCHOOL DISTRICT SANTA CLARA COUNTY FLOATERS SERIES
                  761 (PROPERTY TAX REVENUE LOC, FSA INSURED) ss +/-                            1.91    08/01/2027         6,857,500
      8,720,000   SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA INSURED) ss +/-             1.90    09/15/2032         8,720,000
      5,025,000   SAN LEANDRO CA PARKSIDE COMMONS APARTMENTS PROJECT (MFHR, FNMA
                  INSURED) ss +/-                                                               1.90    07/15/2018         5,025,000
     10,750,000   SAN MARCOS CA PUBLIC FACILITIES AUTHORITY (TAX INCREMENTAL REVENUE,
                  AMBAC INSURED) ss +/-                                                         2.16    08/01/2038        10,750,000
      3,955,000   SAN MATEO COUNTY CA BOARD EDUCATION COP SERIES A (LEASE REVENUE,
                  ALLIED IRISH BANK PLC LOC) ss +/-                                             1.90    05/01/2035         3,955,000
      8,180,000   SAN MATEO COUNTY CA COMMUNITY COLLEGE DISTRICT ROCS RR II R-10022Z
                  (PROPERTY TAX REVENUE, MBIA INSURED) ss +/-                                   2.00    09/01/2033         8,180,000
     10,330,000   SAN RAMON VALLEY CA UNION SCHOOL DISTRICT MERLOTS SERIES D182
                  (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC) ss +/-                        2.05    08/01/2026        10,330,000
      9,000,000   SANTA CLARA CA SUBSERIES B (ELECTRIC PLANT REVENUE, DEXIA CREDIT LOCAL
                  DE FRANCE LOC) ss +/-                                                         1.63    07/01/2027         9,000,000
     22,000,000   SANTA CLARA COUNTY CA FINANCING AUTHORITY MULTIPLE FACILITIES PROJECTS
                  SERIES M (LEASE REVENUE, BANK OF AMERICA NA LOC) ss +/-                       1.70    05/15/2035        22,000,000
      5,900,000   SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER APARTMENTS PROJECT
                  SERIES A (MFHR LOC, FNMA INSURED) ss +/-                                      1.73    12/15/2025         5,900,000
      8,650,000   SANTA CLARA VALLEY CA TRANSPORTATION AUTHORITY (SALES TAX REVENUE,
                  AMBAC INSURED) ss +/-                                                         1.92    04/01/2036         8,650,000
      3,120,000   SANTA ROSA CA ALDERBROOK HEIGHTS APARTMENTS (HOUSING REVENUE, FHLB
                  INSURED) ss +/-                                                               1.81    05/01/2040         3,120,000
      5,410,000   SIMI VALLEY CA CDA ISSUE A (HOUSING REVENUE) ss +/-                           1.60    05/01/2010         5,410,000
     10,000,000   SIMI VALLEY CA MFHR LINCOLN WOOD RANCH (HOUSING REVENUE LOC)
                  ss +/-                                                                        1.73    06/01/2010        10,000,000
     17,695,000   SIMI VALLEY CA SERIES A (MFHR LOC) ss +/-                                     1.73    07/01/2023        17,695,000
      5,700,000   SIMI VALLEY CA SHADOWRIDGE APARTMENTS PROJECT (HOUSING REVENUE, FHLMC
                  INSURED) ss +/-                                                               1.97    09/01/2019         5,700,000
      6,100,000   SNOWLINE CA JOINT USD COP (LEASE REVENUE, FIRST SECURITY BANK LOC)
                  ss +/-                                                                        3.00    09/01/2022         6,100,000
     22,729,000   SOUTH PLACER WASTEWATER AUTHORITY CALIFORNIA SERIES A (SEWER REVENUE,
                  STATE STREET BANK & TRUST LOC) ss +/-                                         1.65    11/01/2035        22,729,000
      5,135,000   SOUTHERN CA PUBLIC POWER AUTHORITY PROJECT SERIES 1045 (ELECTRIC
                  REVENUE, AMBAC INSURED) ss +/-                                                1.86    07/01/2033         5,135,000
      5,315,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY POWER PROJECT REVENUE
                  SERIES PA 1172 (ELECTRIC PLANT REVENUE LOC) ss +/-                            1.82    07/01/2011         5,315,000
     11,000,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY PROJECT PALO VERDE SUB
                  SERIES A (OTHER REVENUE, JPMORGAN CHASE BANK LOC) ss +/-                      1.60    07/01/2017        11,000,000
     79,235,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
                  REVENUE (UTILITIES REVENUE, LLOYDS TSB BANK PLC LOC) ss +/-                   2.10    07/01/2019        79,235,000
      8,220,000   SWEETWATER CA UNION HIGH SCHOOL DISTRICT ROCS RR II 11484 (PROPERTY
                  TAX REVENUE, FIRST SECURITY BANK LOC) ss +/-                                  1.94    08/01/2029         8,220,000
      6,000,000   TURLOCK CA IRRIGATION DISTRICT COP CAPITAL IMPROVEMENT PROJECT SOCIETE
                  GENERALE LOC (LEASE REVENUE LOC) ss +/-                                       2.10    01/01/2031         6,000,000
      2,155,000   TUSTIN CA USD SERIES 2558-Z (OTHER REVENUE, FIRST SECURITY BANK LOC)
                  ss +/-                                                                        2.49    09/01/2011         2,155,000
      7,160,000   UNIVERSITY OF CALIFORNIA MERLOTS SERIES D287 (COLLEGE AND UNIVERSITY
                  REVENUE, WACHOVIA BANK LOC) ss +/-                                            2.05    05/15/2029         7,160,000
      6,500,000   UNIVERSITY OF CALIFORNIA SERIES 1119 (COLLEGE & UNIVERSITY REVENUE,
                  FIRST SECURITY BANK LOC) ss +/-                                               1.91    05/15/2035         6,500,000
      3,400,000   UNIVERSITY OF CALIFORNIA SERIES 2496 (OTHER REVENUE, FIRST SECURITY
                  BANK LOC) ss +/-                                                              2.09    05/15/2014         3,400,000
     17,400,000   UNIVERSITY OF CALIFORNIA SERIES K (COLLEGE & UNIVERSITY REVENUE)
                  ss                                                                            5.30    09/01/2008        17,574,000
     12,000,000   UPLAND CA COMMUNITY RDA SUNSET RIDGE APARTMENTS (HOUSING REVENUE, EAST
                  WEST BANK LOC) ss +/-                                                         1.59    08/01/2037        12,000,000
      7,750,000   VACAVILLE CA MFHR SYCAMORE APARTMENTS SERIES A (HOUSING REVENUE LOC)
                  ss +/-                                                                        1.73    05/15/2029         7,750,000
      3,200,000   VACAVILLE CA SERIES A (HOUSING REVENUE, FNMA INSURED) ss +/-                  1.90    07/15/2018         3,200,000

                   Wells Fargo Advantage Money Market Funds 35


              Portfolio of Investments--August 31, 2008 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (continued)
$    17,600,000   VENTURA COUNTY CA (OTHER REVENUE)                                            3.50%   07/01/2009   $    17,872,313
      5,270,000   WALNUT VALLEY CA USD SERIES D139 (PROPERTY TAX REVENUE, FIRST SECURITY
                  BANK LOC) ss +/-                                                              2.05    08/01/2030         5,270,000
      2,500,000   WESTERN RIVERSIDE COUNTY CA REGIONAL WASTEWATER TREATMENT
                  (SEWER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC) ss +/-                      2.25    04/01/2028         2,500,000
     27,065,000   WESTLANDS CALIFORNIA WATER DISTRICT COP (LEASE REVENUE, DEXIA CREDIT
                  LOCAL DE FRANCE LOC) ss +/-                                                   1.54    03/01/2029        27,065,000
      3,300,000   YOSEMITE CA COMMUNITY COLLEGE DISTRICT ROCS RR II R-12225 (PROPERTY
                  TAX REVENUE, CITIBANK NA LOC) ss +/-                                          1.91    08/01/2032         3,300,000
     10,400,000   YOSEMITE CA COMMUNITY COLLEGE DISTRICT ROCS RR II R-8105 (PROPERTY
                  TAX REVENUE, FIRST SECURITY BANK LOC) ss +/-                                  1.91    08/01/2032        10,400,000
                                                                                                                      4,429,581,731
                                                                                                                    ---------------
OTHER: 0.54%
     26,375,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES 287 (OTHER REVENUE, MBIA
                  INSURED) ss +/-                                                               1.82    09/01/2037        26,375,000
                                                                                                                    ---------------
PUERTO RICO: 1.87%
      4,990,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-627A (SALES TAX REVENUE,
                  AMBAC INSURED) ss +/-                                                         1.85    08/01/2049         4,990,000
     11,000,000   PUERTO RICO COMMONWEALTH (OTHER REVENUE, WACHOVIA BANK LOC)
                  ss +/-                                                                        1.70    07/01/2034        11,000,000
      7,000,000   PUERTO RICO COMMONWEALTH (PROPERTY TAX REVENUE, WACHOVIA BANK LOC)
                  ss +/-                                                                        1.70    07/01/2034         7,000,000
     19,000,000   PUERTO RICO COMMONWEALTH (TAX REVENUE) ss +/-                                 2.50    07/01/2029        19,000,000
      7,200,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY ROCS RR
                  II R 10327CE (OTHER REVENUE) ss +/-                                           1.87    08/29/2009         7,200,000
     10,000,000   PUERTO RICO COMMONWEALTH SERIES A6 (PROPERTY TAX REVENUE, UBS AG LOC)
                  ss +/-                                                                        2.15    07/01/2033        10,000,000
     21,375,000   PUERTO RICO COMMONWEALTH SERIES B (PROPERTY TAX REVENUE, WACHOVIA BANK
                  LOC) ss +/-                                                                   2.15    07/01/2032        21,375,000
     11,300,000   PUERTO RICO SALES TAX FINANCING CORPORATION ROCS RR II R-11147 (SALES
                  TAX REVENUE, AMBAC INSURED) ss +/-                                            1.87    08/01/2049        11,300,000
                                                                                                                         91,865,000
                                                                                                                    ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $4,547,821,731)                                                                   4,547,821,731
                                                                                                                    ---------------
COMMERCIAL PAPER: 7.29%
      3,000,000   EAST BAY MUNICIPAL WATER SYSTEM                                              1.45   10/16/2008          3,000,000
     29,600,000   EAST BAY MUNICIPAL WATER SYSTEM                                              1.50   10/07/2008         29,600,000
     26,700,000   GOLDEN GATE BRIDGE                                                           1.55   10/09/2008         26,700,000
     13,035,000   IMPERIAL IRRIGATION DISTRICT                                                 1.43   10/24/2008         13,035,000
     43,265,000   IMPERIAL IRRIGATION DISTRICT                                                 1.45   10/24/2008         43,265,000
     23,800,000   IMPERIAL IRRIGATION DISTRICT                                                 1.55   10/24/2008         23,800,000
      9,775,000   IMPERIAL IRRIGATION DISTRICT                                                 1.65   09/08/2008          9,775,000
     10,300,000   LOS ANGELES DEPARTMENT OF AIRPORTS                                           1.50   09/09/2008         10,300,000
      4,365,000   LOS ANGELES METROPOLITAN TRANSPORTAION                                       1.55   10/15/2008          4,365,000
     19,400,000   LOS ANGELES METROPOLITAN TRANSPORTATION                                      1.45   09/03/2008         19,400,000
      5,000,000   LOS ANGELES METROPOLITAN TRANSPORTATION                                      1.47   10/14/2008          5,000,000
     25,930,000   SACRAMENTO MUNICIPAL UTILITY                                                 1.52   10/14/2008         25,930,000
      5,720,000   SACRAMENTO MUNICIPAL UTILITY                                                 1.55   10/15/2008          5,720,000
      8,475,000   SAN DIEGO COUNTY REGIONAL AIRPORT AUTHORITY                                  1.55   10/09/2008          8,475,000
     14,376,000   SAN DIEGO COUNTY REGIONAL AIRPORT AUTHORITY                                  1.60   11/13/2008         14,376,000
      7,525,000   SAN DIEGO COUNTY REGIONAL TRANSPORTATION                                     1.40   09/10/2008          7,525,000
     17,290,000   SAN FRANCISCO PUBLIC UTILITY COMMISSION                                      1.45   02/12/2009         17,290,000
      7,750,000   TURLOCK IRRIGATION DISTRICT                                                  1.40   09/10/2008          7,750,000
      7,080,000   TURLOCK IRRIGATION DISTRICT                                                  1.50   10/09/2008          7,080,000
      5,000,000   TURLOCK IRRIGATION DISTRICT                                                  1.60   10/09/2008          5,000,000
      5,400,000   UNIVERSITY OF CALIFORNIA                                                     1.40   09/10/2008          5,400,000
     28,455,000   UNIVERSITY OF CALIFORNIA                                                     1.53   11/06/2008         28,455,000
     35,835,000   UNIVERSITY OF CALIFORNIA                                                     1.55   11/05/2008         35,835,000
TOTAL COMMERCIAL PAPER (COST $357,076,000)                                                                              357,076,000
                                                                                                                    ---------------

                   36 Wells Fargo Advantage Money Market Funds


             Portfolio of Investments--August 31, 2008 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                                                         VALUE
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $4,904,897,731)*                                             100.10%                                          $ 4,904,897,731
OTHER ASSETS AND LIABILITIES, NET                                   (0.10)                                               (4,685,939)
                                                                   ------                                           ---------------
TOTAL NET ASSETS                                                   100.00%                                          $ 4,900,211,792
                                                                   ------                                           ---------------

----------
ss These securities are subject to a demand feature which reduces the effective maturity.

+/-     Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 37


             Portfolio of Investments--August 31, 2008 (Unaudited)

CASH INVESTMENT MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
AGENCY NOTES - INTEREST BEARING: 0.85%
$    89,000,000   FHLB+/-                                                                      2.49%   01/28/2009   $    89,000,000
     88,000,000   FHLB+/-                                                                      2.49    01/30/2009        88,000,000
TOTAL AGENCY NOTES - INTEREST BEARING (COST $177,000,000)                                                               177,000,000
                                                                                                                    ---------------
CERTIFICATES OF DEPOSIT: 13.08%
    190,000,000   ABN-AMRO BANK NV (LONDON)+/-                                                 2.85    09/10/2008       190,000,000
     32,000,000   ABN-AMRO BANK NV (NEW YORK)+/-                                               3.01    10/24/2008        32,012,968
    139,000,000   ALLIED IRISH BANKS (NEW YORK)+/-                                             2.86    09/09/2008       139,000,000
    115,000,000   AMERICAN EXPRESS CENTURION+/-                                                2.66    11/24/2008       115,000,000
     56,000,000   BANCO BILBOA VIZCAYA ARGENTINA (NEW YORK)+/-                                 2.70    09/04/2008        56,000,092
    180,000,000   BANK OF MONTREAL (CHICAGO)+/-                                                2.87    10/22/2008       180,000,000
    100,000,000   BANK OF MONTREAL (CHICAGO)+/-                                                2.88    10/31/2008       100,000,000
    362,000,000   BANK OF SCOTLAND PLC (NEW YORK)+/-                                           3.22    08/14/2009       362,000,000
    200,000,000   BARCLAYS BANK PLC (NEW YORK)+/-                                              2.87    10/20/2008       200,000,000
     85,000,000   BARCLAYS BANK PLC (NEW YORK)+/-                                              2.97    02/27/2009        85,000,000
    200,000,000   BARCLAYS BANK PLC (NEW YORK)+/-                                              3.00    04/20/2009       200,000,000
    221,000,000   BNP PARIBAS (NEW YORK)+/-                                                    3.12    02/20/2009       221,000,000
     82,000,000   CALYON (NEW YORK)+/-                                                         2.70    09/04/2008        82,000,135
    225,000,000   CREDIT SUISSE (NEW YORK)+/-                                                  2.89    10/27/2008       225,000,000
     17,900,000   FORTIS BANK (NEW YORK)+/-                                                    2.75    09/30/2008        17,898,231
     25,000,000   FORTIS BANK (NEW YORK)+/-                                                    2.80    10/17/2008        25,000,000
     67,000,000   INTESA SANPAOLO SPA (LONDON)+/-                                              2.53    09/08/2008        67,000,000
    106,000,000   NATIXIS (NEW YORK)+/-                                                        2.92    12/01/2008       106,000,000
     94,000,000   NATIXIS (NEW YORK)+/-ss                                                      2.99    04/01/2010        94,000,000
    100,000,000   U.S. BANK NATIONAL ASSOCIATION+/-                                            2.86    04/20/2009       100,000,000
    121,000,000   UNICREDITO ITALIANO (NEW YORK)+/-                                            3.00    12/08/2008       121,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $2,717,911,426)                                                                   2,717,911,426
                                                                                                                    ---------------
COMMERCIAL PAPER: 30.60%
     29,000,000   ACTS RETIREMENT LIFE##                                                       2.92    09/09/2008        28,983,534
     50,900,000   ALPINE SECURITIZATION CORPORATION##++                                        2.47    09/25/2008        50,819,677
     59,000,000   AMSTEL FUNDING CORPORATION##++                                               2.70    09/03/2008        58,995,575
      7,000,000   AMSTEL FUNDING CORPORATION##++                                               2.73    09/09/2008         6,996,284
     56,000,000   AMSTEL FUNDING CORPORATION##++                                               2.75    09/12/2008        55,957,222
     90,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                                       3.04    04/20/2009        88,252,000
     45,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                                       3.41    06/11/2009        43,797,975
     14,400,000   APRECO LLC##++                                                               2.55    09/16/2008        14,385,720
     72,000,000   APRECO LLC##++                                                               2.69    09/03/2008        71,994,620
     43,150,000   ASB FINANCE LIMITED (LONDON)##++                                             2.75    09/05/2008        43,140,111
     38,300,000   ASB FINANCE LIMITED (LONDON)##++                                             3.01    05/07/2009        37,509,031
     46,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++                                2.49    09/04/2008        45,993,637
     30,000,000   BEAGLE FUNDING LLC##++                                                       2.72    09/17/2008        29,966,000
     69,000,000   BELMONT FUNDING LLC##++                                                      2.75    09/04/2008        68,989,458
     72,000,000   BELMONT FUNDING LLC##++                                                      2.75    09/25/2008        71,873,500
     76,000,000   BNZ INTERNATIONAL FUNDING LIMITED##++                                        2.70    10/06/2008        75,806,200
     87,658,000   BRYANT PARK FUNDING LLC##++                                                  2.66    09/03/2008        87,651,523
     40,000,000   BRYANT PARK FUNDING LLC##++                                                  2.75    09/08/2008        39,981,667
     38,000,000   CAFCO LLC##++                                                                2.67    09/04/2008        37,994,363
     90,000,000   CAFCO LLC##++                                                                2.72    09/09/2008        89,952,400
     40,000,000   CAFCO LLC##++                                                                2.77    09/15/2008        39,959,989
     60,000,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE
                  PREVOYANCE##++                                                               2.71    09/12/2008        59,954,833
     93,000,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE
                  PREVOYANCE##++                                                               2.97    10/21/2008        92,624,048
     10,000,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE
                  PREVOYANCE##++                                                               2.97    10/24/2008         9,957,100
     43,200,000   CANCARA ASSET SECURITIZATION LLC##++                                         2.54    09/08/2008        43,181,712
     25,200,000   CANCARA ASSET SECURITIZATION LLC##++                                         2.54    09/10/2008        25,185,776
     48,600,000   CANCARA ASSET SECURITIZATION LLC##++                                         2.54    09/15/2008        48,555,423

                   38 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2008 (Unaudited)

CASH INVESTMENT MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
COMMERCIAL PAPER (continued)
$    28,500,000   CANCARA ASSET SECURITIZATION LLC##++                                         2.54%   09/18/2008   $    28,467,827
     27,012,000   CHARIOT FUNDING LLC##++                                                      2.35    09/05/2008        27,006,710
     65,000,000   CHARTA LLC##++                                                               2.68    09/03/2008        64,995,161
     31,000,000   CHARTA LLC##++                                                               2.69    09/17/2008        30,965,254
     17,200,000   CHARTA LLC##++                                                               2.70    10/20/2008        17,138,080
     44,500,000   CHARTA LLC##++                                                               2.80    09/17/2008        44,448,083
     28,000,000   CIESCO LLC##++                                                               2.68    09/03/2008        27,997,916
     65,900,000   CITIBANK CREDIT CARD ISSUE TRUST##++                                         2.49    09/11/2008        65,858,977
     65,000,000   CITIBANK CREDIT CARD ISSUE TRUST##++                                         2.76    10/17/2008        64,775,750
     73,500,000   CITIBANK CREDIT CARD ISSUE TRUST##++                                         2.80    09/12/2008        73,442,833
     26,000,000   CITIBANK OMNI MASTER TRUST##++                                               2.67    09/03/2008        25,998,072
     66,000,000   CITIBANK OMNI MASTER TRUST##++                                               2.75    09/19/2008        65,914,292
     10,000,000   CITIBANK OMNI MASTER TRUST##++                                               2.95    09/10/2008         9,993,444
     58,000,000   CITIBANK OMNI MASTER TRUST##++                                               3.08    12/10/2008        57,508,740
     35,000,000   CLIPPER RECEIVABLES COMPANY LLC##++                                          2.55    09/04/2008        34,995,042
    177,000,000   CLIPPER RECEIVABLES COMPANY LLC##++                                          2.57    09/02/2008       177,000,000
    165,300,000   CLIPPER RECEIVABLES COMPANY LLC##++                                          2.57    09/03/2008       165,288,199
     78,800,000   EBBETS FUNDING LLC##++                                                       2.70    09/04/2008        78,788,180
     68,000,000   EBBETS FUNDING LLC##++                                                       2.70    09/15/2008        67,933,700
     66,500,000   EBBETS FUNDING LLC##++                                                       2.70    09/18/2008        66,420,200
     97,200,000   EBBETS FUNDING LLC##++                                                       2.75    09/08/2008        97,155,450
    121,000,000   ELYSIAN FUNDING LLC##++                                                      2.60    09/05/2008       120,973,783
     39,000,000   ENTERPRISE FUNDING LLC##++                                                   2.48    09/08/2008        38,983,880
      6,000,000   ENTERPRISE FUNDING LLC##++                                                   2.49    09/08/2008         5,997,510
      7,100,000   ERASMUS CAPITAL CORPORATION##++                                              2.60    09/09/2008         7,096,411
     52,000,000   ERASMUS CAPITAL CORPORATION##++                                              2.60    09/15/2008        51,951,178
      4,000,000   EUREKA SECURITIZATION##++                                                    2.62    09/16/2008         3,995,932
     37,000,000   EUREKA SECURITIZATION##++                                                    2.72    09/09/2008        36,980,431
     33,000,000   FAIRWAY FINANCE CORPORATION##++                                              2.53    09/08/2008        32,986,085
     21,500,000   FAIRWAY FINANCE CORPORATION##++                                              2.53    09/11/2008        21,486,401
     11,000,000   FORTIS FUNDING LLC##++                                                       2.52    09/12/2008        10,992,300
    105,000,000   FORTIS FUNDING LLC##++                                                       2.67    10/07/2008       104,727,948
     37,500,000   FOXBORO FUNDING LIMITED+/-(i)                                                3.36    02/06/2009        37,500,000
    102,400,000   GALLEON CAPITAL LLC##++                                                      2.57    09/04/2008       102,385,380
     71,000,000   GALLEON CAPITAL LLC##++                                                      2.58    09/05/2008        70,984,735
    154,000,000   GALLEON CAPITAL LLC##++                                                      2.60    09/02/2008       154,000,000
     88,900,000   GALLEON CAPITAL LLC##++                                                      2.60    09/03/2008        88,893,579
     77,549,000   GEMINI SECURITIZATION CORPORATION LLC##++                                    2.68    09/02/2008        77,549,000
    100,500,000   GEMINI SECURITIZATION CORPORATION LLC##++                                    2.68    09/04/2008       100,485,037
     20,000,000   GEMINI SECURITIZATION CORPORATION LLC##++                                    2.70    09/04/2008        19,997,000
     42,000,000   GEMINI SECURITIZATION CORPORATION LLC##++                                    2.70    09/05/2008        41,990,550
     56,000,000   GEMINI SECURITIZATION CORPORATION LLC##++                                    2.79    12/02/2008        55,605,060
     36,000,000   IRISH LIFE & PERMANENT##++                                                   2.54    09/05/2008        35,992,380
     61,000,000   IRISH LIFE & PERMANENT##++                                                   2.75    09/17/2008        60,930,104
     28,000,000   IRISH LIFE & PERMANENT##++                                                   2.85    09/22/2008        27,955,667
      4,400,000   LIBERTY STREET FUNDING LLC##++                                               2.58    09/09/2008         4,397,793
     64,300,000   LIBERTY STREET FUNDING LLC##++                                               2.59    09/15/2008        64,239,862
     25,000,000   LIBERTY STREET FUNDING LLC##++                                               2.60    09/04/2008        24,996,389
     50,000,000   LIBERTY STREET FUNDING LLC##++                                               2.60    09/05/2008        49,989,167
     15,000,000   LIBERTY STREET FUNDING LLC##++                                               2.75    10/29/2008        14,934,688
     36,000,000   LIBERTY STREET FUNDING LLC##++                                               2.87    12/01/2008        35,741,700
     33,657,000   LOS ANGELES DEPARTMENT OF AIRPORTS##                                         2.63    10/08/2008        33,568,482
     11,000,000   MAZARIN FUNDING CORPORATION##++                                              2.62    09/09/2008        10,994,396
     76,000,000   METLIFE SHORT TERM FUNDING LLC##++                                           2.93    12/09/2008        75,393,816
     37,300,000   MONT BLANC CAPITAL CORPORATION##++                                           2.50    09/03/2008        37,297,410
      5,600,000   MONT BLANC CAPITAL CORPORATION##++                                           2.59    09/18/2008         5,593,554

                   Wells Fargo Advantage Money Market Funds 39


             Portfolio of Investments--August 31, 2008 (Unaudited)

CASH INVESTMENT MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
COMMERCIAL PAPER (continued)
$    40,000,000   MONT BLANC CAPITAL CORPORATION##++                                           2.60%   09/05/2008   $    39,991,333
     36,000,000   NATIONWIDE BUILDING SOCIETY##++                                              2.38    09/05/2008        35,992,860
     88,000,000   NATIONWIDE BUILDING SOCIETY##++                                              2.40    09/04/2008        87,988,267
     88,000,000   NATIONWIDE BUILDING SOCIETY##++                                              3.00    11/07/2008        87,516,000
    149,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++                                  2.60    09/02/2008       149,000,000
     29,100,000   PICAROS FUNDING LLC##++                                                      2.53    09/15/2008        29,073,414
     34,000,000   PICAROS FUNDING LLC##++                                                      2.55    09/04/2008        33,995,183
     15,000,000   PICAROS FUNDING LLC##++                                                      2.71    10/24/2008        14,941,283
    100,000,000   PRUDENTIAL PLC##++                                                           2.70    10/15/2008        99,677,500
     50,000,000   PRUDENTIAL PLC##++                                                           2.72    10/23/2008        49,807,333
     38,080,000   REGENCY MARKETS # 1 LLC##++                                                  2.50    09/05/2008        38,072,067
     31,300,000   REGENCY MARKETS # 1 LLC##++                                                  2.59    09/11/2008        31,279,733
     29,400,000   REGENCY MARKETS # 1 LLC##++                                                  2.59    09/15/2008        29,372,502
     11,300,000   SALISBURY RECEIVABLES COMPANY##++                                            2.47    09/04/2008        11,298,449
     16,000,000   SALISBURY RECEIVABLES COMPANY##++                                            2.50    09/03/2008        15,998,889
     16,600,000   SALISBURY RECEIVABLES COMPANY##++                                            2.52    09/04/2008        16,597,676
     53,000,000   SCALDIS CAPITAL LLC##++                                                      2.58    09/02/2008        53,000,000
     28,000,000   SCALDIS CAPITAL LLC##++                                                      2.59    09/22/2008        27,959,711
     27,000,000   SCALDIS CAPITAL LLC##++                                                      2.77    10/27/2008        26,885,737
     36,000,000   SCALDIS CAPITAL LLC##++                                                      2.78    10/30/2008        35,838,760
     10,000,000   SCALDIS CAPITAL LLC##++                                                      2.80    10/15/2008         9,966,556
     18,000,000   SCALDIS CAPITAL LLC##++                                                      2.82    09/12/2008        17,985,900
    150,000,000   SOCIETE GENERALE NORTH AMERICA##                                             2.79    09/02/2008       150,000,000
     72,000,000   SOLITAIRE FUNDING LLC##++                                                    2.56    09/03/2008        71,994,880
     92,000,000   STARBIRD FUNDING CORPORATION##++                                             2.70    09/25/2008        91,841,300
      7,000,000   STARBIRD FUNDING CORPORATION##++                                             2.80    10/03/2008         6,983,122
     12,150,000   STARBIRD FUNDING CORPORATION##++                                             2.95    10/17/2008        12,105,197
     48,500,000   SWEDBANK AB##                                                                2.74    10/24/2008        48,308,048
     70,500,000   SWEDBANK AB##                                                                2.81    09/08/2008        70,467,041
     45,000,000   SWEDBANK AB##                                                                2.95    09/11/2008        44,966,813
    114,500,000   SWEDBANK AB##                                                                2.96    11/25/2008       113,709,187
    131,000,000   SWEDBANK AB##                                                                3.00    11/26/2008       130,072,083
     45,121,000   THAMES ASSET GLOBAL SECURITIZATION##++                                       2.55    09/10/2008        45,095,431
     16,250,000   THAMES ASSET GLOBAL SECURITIZATION##++                                       2.55    09/15/2008        16,235,036
      6,200,000   THAMES ASSET GLOBAL SECURITIZATION##++                                       2.57    09/09/2008         6,196,902
     11,500,000   THAMES ASSET GLOBAL SECURITIZATION##++                                       2.83    09/08/2008        11,494,576
     30,000,000   TULIP FUNDING CORPORATION##++                                                2.40    09/05/2008        29,994,000
      3,000,000   TULIP FUNDING CORPORATION##++                                                2.55    09/05/2008         2,999,363
     41,000,000   UNICREDITO ITALIANO BANK OF IRELAND##++                                      2.93    11/25/2008        40,719,697
     54,250,000   VARIABLE FUNDING CAPITAL##++                                                 2.83    11/25/2008        53,891,769
    139,500,000   VERSAILLES CDS LLC##++                                                       2.55    09/05/2008       139,470,356
TOTAL COMMERCIAL PAPER (COST $ 6,356,922,850)                                                                         6,356,922,850
                                                                                                                    ---------------
CORPORATE BONDS & NOTES: 5.44%
      6,095,000   ACTS RETIREMENT LIFE COMMUNITIES INCORPORATED+/-ss                           3.00    11/15/2029         6,095,000
     79,000,000   ALLIED IRISH BANKS PLC+/-++                                                  2.47    11/18/2008        79,000,000
    105,000,000   BES FINANCE LIMITED+/-++                                                     2.52    03/02/2009       105,000,000
    148,000,000   DNB NOR BANK ASA+/-++                                                        2.48    03/25/2009       148,000,000
    180,000,000   FLORIDA HURRICANE CATASTROPHE+/-                                             2.69    12/12/2008       180,000,000
    117,500,000   INTESA BANK (IRELAND) PLC+/-++                                               2.49    03/25/2009       117,500,000
     83,000,000   IRISH LIFE & PERMANENT PLC+/-++                                              2.50    03/20/2009        83,000,000
     44,290,000   MORGAN STANLEY+/-                                                            2.19    09/15/2008        44,281,412
     80,000,000   NATIONWIDE BUILDING SOCIETY+/-++                                             2.52    01/06/2009        80,000,000
    288,000,000   WACHOVIA BANK NA+/-                                                          3.00    05/01/2009       288,000,000
  TOTAL CORPORATE BONDS & NOTES (COST $1,130,876,412)                                                                 1,130,876,412
                                                                                                                    ---------------

                   40 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2008 (Unaudited)


CASH INVESTMENT MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
EXTENDABLE BONDS: 6.88%
$   104,000,000   BASF FINANCE EUROPE NV+/-++                                                  2.80%   09/18/2009   $   104,000,000
    126,000,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE+/-++                 2.77    09/10/2009       126,000,000
    192,000,000   DEUTSCHE BANK+/-                                                             3.00    08/04/2009       192,000,000
    210,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                      2.48    09/09/2009       210,000,000
     93,000,000   HSBC USA INCORPORATED+/-                                                     3.19    08/14/2009        93,000,000
    155,000,000   IBM INTERNATIONAL GROUP CAPITAL+/-++                                         3.03    09/25/2009       155,000,000
    182,000,000   ING USA GLOBAL FUNDING+/-                                                    3.14    09/18/2009       182,000,000
     20,000,000   IRISH LIFE & Permanent plc                                                   2.50    03/20/2009        20,000,000
     85,200,000   RABOBANK NEDERLAND+/-++                                                      2.99    09/09/2009        85,200,000
    100,000,000   ROYAL BANK OF CANADA+/-++                                                    2.77    09/15/2009       100,000,000
    109,000,000   SVENSKA HANDELSBANKEN AB+/-++                                                3.15    08/25/2009       109,000,000
     53,000,000   THE NATURE CONSERVANCY+/-++                                                  3.30    06/01/2009        53,000,000
TOTAL EXTENDABLE BONDS (COST $1,429,200,000)                                                                          1,429,200,000
                                                                                                                    ---------------
MEDIUM TERM NOTES: 7.88%
    115,000,000   AMERICAN EXPRESS BANK FSB+/-                                                 2.66    11/24/2008       115,000,000
     15,007,000   BEAR STEARNS COMPANY INCORPORATED+/-                                         2.89    03/30/2009        14,960,907
    108,000,000   BNP PARIBAS+/-                                                               2.77    09/16/2008       108,000,000
    100,000,000   COMMONWEALTH BANK (AUSTRIA)+/-++                                             2.87    10/20/2008       100,000,000
    200,000,000   MBIA GLOBAL FUNDING LLC+/-++                                                 3.00    11/12/2008       200,000,000
    164,000,000   MBIA GLOBAL FUNDING LLC+/-++                                                 3.01    11/18/2008       164,000,000
     71,000,000   MERRILL LYNCH & COMPANY+/-                                                   2.61    03/18/2009        71,000,000
    134,000,000   MERRILL LYNCH & COMPANY+/-                                                   2.61    03/24/2009       134,000,000
     80,000,000   MORGAN STANLEY+/-                                                            2.14    10/31/2008        80,000,000
     20,000,000   MORGAN STANLEY+/-                                                            2.51    11/21/2008        19,991,381
     13,000,000   NORDEA BANK AB+/-++                                                          2.46    09/08/2008        13,000,000
    134,000,000   NORDEA BANK AB+/-++                                                          2.48    09/10/2008       134,000,000
    130,000,000   NORTHERN ROCK PLC+/-++                                                       2.53    10/31/2008       130,000,000
    100,000,000   NORTHERN ROCK PLC+/-++                                                       2.77    10/08/2008       100,000,000
     24,000,000   PREMIUM ASSET TRUST SERIES 04-10+/-++                                        2.55    12/12/2008        24,000,000
     95,250,000   ROYAL BANK OF SCOTLAND GROUP PLC+/-++                                        2.96    09/18/2008        95,250,000
     47,250,000   SANTANDER US DEBT SA+/-++                                                    2.85    10/21/2008        47,244,034
     87,000,000   TOTTA IRELAND PLC+/-++                                                       2.47    09/05/2008        87,000,000
TOTAL MEDIUM TERM NOTES (COST $1,637,446,322)                                                                         1,637,446,322
                                                                                                                    ---------------
MUNICIPAL BONDS & NOTES: 1.60%
MUNICIPAL BONDS & NOTES: 1.60%
     20,000,000   ALACHUA COUNTY FL OAK HAMMOCK UNIVERSITY OF FLORIDA PROJECT SERIES A (HCFR, BNP PARIBAS LOC)+/-
                  ss                                                                                                     20,000,000
     20,500,000   BLOOMINGTON ASSOCIATES MINNESOTA (LASALLE NATIONAL BANK NA LOC)+/-ss                                   20,500,000
     53,315,000   COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY PROJECT B II (HOUSING REVENUE, FNMA
                  INSURED)+/-ss                                                                                          53,315,000
    141,900,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES SERIES B (EDUCATIONAL FACILITIES REVENUE,
                  REGIONS BANK)+/-ss                                                                                    141,900,000
        955,000   KALAMAZOO MI FUNDING COMPANY LLC SERIES 96A+/-ss                                                          955,000
        615,000   KALAMAZOO MI FUNDING COMPANY LLC SERIES 96C+/-ss                                                          615,000
        910,000   KALAMAZOO MI FUNDING COMPANY LLC SERIES 96D+/-ss                                                          910,000
      1,095,000   KALAMAZOO MI FUNDING COMPANY LLC SERIES 96E+/-ss                                                        1,095,000
        470,000   KALAMAZOO MI FUNDING COMPANY LLC SERIES 96G+/-ss                                                          470,000
      1,280,000   KALAMAZOO MI FUNDING COMPANY LLC SERIES 96I+/-ss                                                        1,280,000
     22,240,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED, BANK OF AMERICA NA LOC)+/-ss                 22,238,968
     21,800,000   NEW BRITAIN CONNECTICUT TAXABLE PENSION SERIES C (PROPERTY TAX REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                                                              21,800,000
     23,000,000   NEW YORK STATE HOUSING FINANCE AGENCY TAXABLE 600 WEST 42ND B (OTHER REVENUE, BANK OF NEW YORK
                  LOC)+/-ss                                                                                              23,000,000
     25,000,000   OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I (HOUSING REVENUE, GNMA)+/-ss                    25,000,000
                                                                                                                        333,078,968
                                                                                                                    ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $333,078,968)                                                                       333,078,968
                                                                                                                    ---------------

                  Wells Fargo Advantage Money Market Funds 41


             Portfolio of Investments--August 31, 2008 (Unaudited)

CASH INVESTMENT MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
SECURED MASTER NOTE AGREEMENT: 3.54%
$   352,161,000   BANK OF AMERICA SECURITIES LLC+/-                                            2.26%                $   352,161,000
    382,336,000   CITIGROUP GLOBAL MARKETS INCORPORATED+/-                                     2.25                     382,336,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $734,497,000)                                                                 734,497,000
                                                                                                                    ---------------
REPURCHASE AGREEMENTS: 18.01%
    475,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
                  (MATURITY VALUE $475,112,417)                                                2.13    09/02/2008       475,000,000
    907,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $907,215,664)                                     2.14    09/02/2008       907,000,000
    240,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $240,059,200)                                     2.22    09/02/2008       240,000,000
    504,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102%
                  COLLATERALIZED BY US GOVERNMENT SECURITIES (MATURITY VALUE
                  $504,123,200)                                                                2.20    09/02/2008       504,000,000
    216,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $216,052,320)                                     2.18    09/02/2008       216,000,000
    475,000,000   GREENWICH CAPTIAL MARKET INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $475,112,417)                          2.13    09/02/2008       475,000,000
    216,000,000   JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
                  (MATURITY  VALUE $216,052,800)                                               2.20    09/02/2008       216,000,000
    443,000,000   LEHMAN BROTHERS COMMERCIAL - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $443,123,056)                                     2.50    09/02/2008       443,000,000
    266,000,000   MERRILL PIERCE FENNER & SMITH - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $266,065,022)                                     2.20    09/02/2008       266,000,000
TOTAL REPURCHASE AGREEMENTS (COST $3,742,000,000)                                                                     3,742,000,000
                                                                                                                    ---------------
TIME DEPOSITS: 12.66%
    356,000,000   ALLIED IRISH BANKS PLC                                                       2.15    09/02/2008       356,000,000
    356,000,000   BANCO BILBAO VIZCAYA ARGENTINA SA                                            2.20    09/02/2008       356,000,000
    363,000,000   BANK OF IRELAND                                                              2.23    09/02/2008       363,000,000
    177,000,000   BNP PARIBAS PARIS                                                            2.15    09/02/2008       177,000,000
    356,000,000   DANSKE BANK AS COPENHAGEN                                                    2.15    09/02/2008       356,000,000
    356,000,000   DEXIA CREDIT LOCAL DE FRANCE                                                 2.18    09/02/2008       356,000,000
    310,000,000   KBC BANK NV BRUSSELS                                                         1.88    09/02/2008       310,000,000
    356,000,000   SOCIETE GENERALE PARIS                                                       2.18    09/02/2008       356,000,000
TOTAL TIME DEPOSITS (COST $2,630,000,000)                                                                             2,630,000,000
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $20,888,932,978)*                                100.54%                                                      $20,888,932,978
OTHER ASSETS AND LIABILITIES, NET                       (0.54)                                                         (112,408,917)
                                                       ------                                                       ---------------
TOTAL NET ASSETS                                       100.00%                                                      $20,776,524,061
                                                       ------                                                       ---------------

----------
+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

##    Zero coupon bond. Interest rate presented is yield to maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   42 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2008 (Unaudited)

GOVERNMENT MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
AGENCY NOTES - DISCOUNT: 28.41%
FEDERAL FARM CREDIT BANK: 0.25%
$    75,000,000   FFCB##                                                                       2.51%   11/17/2008   $    74,602,583
                                                                                                                    ---------------
FEDERAL HOME LOAN BANK: 6.74%
    338,762,000   FHLB##                                                                       1.45    09/02/2008       338,762,000
    250,000,000   FHLB##                                                                       2.24    09/03/2008       249,984,444
    150,000,000   FHLB##                                                                       2.31    09/04/2008       149,980,750
    500,000,000   FHLB##                                                                       2.25    09/17/2008       499,531,250
    143,615,000   FHLB##                                                                       2.45    09/18/2008       143,458,619
    200,000,000   FHLB##                                                                       2.28    09/26/2008       199,696,000
    100,000,000   FHLB##                                                                       2.67    10/17/2008        99,666,250
    250,000,000   FHLB##                                                                       2.54    10/22/2008       249,118,055
    100,000,000   FHLB##                                                                       2.55    11/19/2008        99,447,500
                                                                                                                      2,029,644,868
                                                                                                                    ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 10.06%
    156,316,000   FHLMC##                                                                      2.08    09/08/2008       156,261,941
    100,000,000   FHLMC##                                                                      2.08    09/08/2008        99,965,333
    100,000,000   FHLMC##                                                                      2.39    09/15/2008        99,913,694
    250,000,000   FHLMC##                                                                      2.18    09/22/2008       249,697,222
     50,000,000   FHLMC##                                                                      2.44    09/22/2008        49,932,222
    250,000,000   FHLMC##                                                                      2.09    09/29/2008       249,608,125
    100,000,000   FHLMC##                                                                      2.34    10/14/2008        99,727,000
    100,000,000   FHLMC##                                                                      2.53    10/14/2008        99,704,833
    145,886,000   FHLMC##                                                                      2.60    10/20/2008       145,380,262
    142,840,000   FHLMC##                                                                      2.63    10/20/2008       142,339,108
    185,557,000   FHLMC##                                                                      2.08    10/27/2008       184,967,341
    100,000,000   FHLMC##                                                                      2.43    10/27/2008        99,628,750
    171,611,000   FHLMC##                                                                      2.08    11/05/2008       170,977,946
    100,000,000   FHLMC##                                                                      2.58    11/05/2008        99,541,333
    250,000,000   FHLMC##                                                                      2.58    11/17/2008       248,638,333
    182,000,000   FHLMC##                                                                      2.58    11/24/2008       180,917,404
    100,000,000   FHLMC##                                                                      2.52    11/25/2008        99,412,000
    150,000,000   FHLMC##                                                                      2.72    12/23/2008       148,730,667
    150,000,000   FHLMC##                                                                      2.67    12/24/2008       148,742,875
     35,000,000   FHLMC##                                                                      2.66    02/02/2009        34,605,069
    100,000,000   FHLMC##                                                                      2.77    02/17/2009        98,707,333
    120,600,000   FHLMC##                                                                      2.81    02/17/2009       119,018,532
                                                                                                                      3,026,417,323
                                                                                                                    ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 11.36%
    176,835,000   FNMA##                                                                       2.20    09/02/2008       176,835,000
     17,936,000   FNMA##                                                                       2.20    09/02/2008        17,936,000
    250,000,000   FNMA##                                                                       2.35    09/10/2008       249,869,444
    150,000,000   FNMA##                                                                       2.38    09/17/2008       149,851,250
    300,000,000   FNMA##                                                                       2.16    09/25/2008       299,586,000
     75,377,000   FNMA##                                                                       2.40    10/01/2008        75,231,271
     10,500,000   FNMA##                                                                       2.50    10/01/2008        10,478,854
     10,000,000   FNMA##                                                                       2.50    10/01/2008         9,979,861
    206,756,718   FNMA##                                                                       2.50    10/01/2008       206,340,333
     40,000,000   FNMA##                                                                       4.17    10/01/2008        39,865,633
     73,469,000   FNMA##                                                                       2.52    10/08/2008        73,283,858
    181,000,000   FNMA##                                                                       2.46    10/10/2008       180,530,003
     16,000,000   FNMA##                                                                       2.60    11/03/2008        15,928,356
    150,700,000   FNMA##                                                                       2.47    11/12/2008       149,965,882

                   Wells Fargo Advantage Money Market Funds 43


              Portfolio of Investments--August 31, 2008 (Unaudited)

GOVERNMENT MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE            VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$   100,000,000   FNMA##                                                                       2.19%   11/19/2008   $    99,525,500
     35,075,000   FNMA##                                                                       2.48    11/26/2008        34,869,616
    150,000,000   FNMA##                                                                       2.60    12/08/2008       148,949,167
    100,000,000   FNMA##                                                                       2.65    12/08/2008        99,285,972
    100,000,000   FNMA##                                                                       2.60    12/17/2008        99,234,444
    100,000,000   FNMA##                                                                       2.72    12/23/2008        99,153,778
    100,000,000   FNMA##                                                                       2.80    01/12/2009        98,973,333
    100,000,000   FNMA##                                                                       2.80    01/13/2009        98,965,555
    100,000,000   FNMA##                                                                       2.71    01/20/2009        98,946,111
    150,000,000   FNMA##                                                                       2.75    01/20/2009       148,395,833
    150,000,000   FNMA##                                                                       2.80    01/22/2009       148,343,333
    100,000,000   FNMA##                                                                       2.71    01/23/2009        98,923,528
     39,813,000   FNMA##                                                                       2.65    01/28/2009        39,379,259
     56,000,000   FNMA##                                                                       2.66    02/09/2009        55,337,956
    250,000,000   FNMA##                                                                       2.84    02/10/2009       246,824,722
    150,000,000   FNMA##                                                                       2.76    03/02/2009       147,918,500
                                                                                                                      3,418,708,352
                                                                                                                    ---------------
TOTAL AGENCY NOTES - DISCOUNT (COST $8,549,373,126)                                                                   8,549,373,126
                                                                                                                    ---------------
AGENCY NOTES - INTEREST BEARING: 28.66%
FEDERAL FARM CREDIT BANK: 7.95%
    130,000,000   FFCB                                                                         4.25    10/10/2008       130,232,047
    177,000,000   FFCB+/-                                                                      2.32    11/03/2008       176,992,716
    185,000,000   FFCB+/-                                                                      2.06    12/22/2008       184,994,393
     80,000,000   FFCB+/-                                                                      2.66    12/22/2008        79,995,402
     19,255,000   FFCB                                                                         4.10    12/24/2008        19,365,824
     65,000,000   FFCB                                                                         3.75    01/15/2009        65,261,411
    130,000,000   FFCB+/-                                                                      2.33    02/02/2009       129,989,447
    100,000,000   FFCB+/-                                                                      2.33    02/23/2009        99,984,927
     20,000,000   FFCB+/-                                                                      2.66    03/30/2009        19,997,864
    225,000,000   FFCB+/-                                                                      2.36    04/14/2009       225,000,000
     50,000,000   FFCB                                                                         4.13    04/15/2009        50,413,724
     60,000,000   FFCB+/-                                                                      2.03    04/30/2009        59,989,850
    250,000,000   FFCB+/-                                                                      2.06    05/27/2009       250,000,000
    150,000,000   FFCB+/-                                                                      2.34    07/27/2009       149,967,646
    100,000,000   FFCB+/-                                                                      2.33    08/03/2009        99,977,998
     50,000,000   FFCB+/-                                                                      2.44    08/13/2009        50,000,000
     50,000,000   FFCB+/-                                                                      2.45    08/13/2009        50,000,000
    250,000,000   FFCB+/-                                                                      2.30    11/16/2009       250,000,000
    200,000,000   FFCB+/-                                                                      2.39    02/22/2010       199,956,577
    100,000,000   FFCB+/-                                                                      2.36    07/23/2010       100,000,000
                                                                                                                      2,392,119,826
                                                                                                                    ---------------
FEDERAL HOME LOAN BANK: 12.10%
     48,725,000   FHLB                                                                         5.80    09/02/2008        48,725,000
    150,000,000   FHLB                                                                         2.58    09/03/2008       150,000,000
     35,000,000   FHLB+/-                                                                      2.66    09/19/2008        35,003,926
     20,000,000   FHLB                                                                         4.25    09/26/2008        20,021,716
     74,895,000   FHLB                                                                         4.50    09/26/2008        74,989,076
    200,000,000   FHLB+/-                                                                      2.63    10/10/2008       199,992,028
    100,000,000   FHLB                                                                         4.50    10/14/2008       100,210,656
    200,000,000   FHLB                                                                         2.26    10/17/2008       200,000,000
    300,000,000   FHLB                                                                         4.50    10/28/2008       301,175,247
    150,000,000   FHLB+/-                                                                      2.53    12/11/2008       149,986,066

                   44 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2008 (Unaudited)

GOVERNMENT MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE        DATE            VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
FEDERAL HOME LOAN BANK (continued)
$   100,000,000   FHLB                                                                         2.22%   01/02/2009   $    99,996,482
     10,540,000   FHLB                                                                         2.25    01/07/2009        10,540,000
    250,000,000   FHLB+/-                                                                      2.49    01/28/2009       250,000,000
    200,000,000   FHLB+/-                                                                      2.68    02/11/2009       200,000,000
    100,000,000   FHLB+/-                                                                      2.69    02/18/2009       100,000,000
    300,000,000   FHLB+/-                                                                      2.25    03/27/2009       300,000,000
    250,000,000   FHLB+/-                                                                      2.59    06/29/2009       249,940,478
    250,000,000   FHLB+/-                                                                      2.62    07/10/2009       250,000,000
    250,000,000   FHLB+/-                                                                      2.61    07/14/2009       250,000,000
    100,000,000   FHLB+/-                                                                      2.61    07/14/2009       100,000,000
    100,000,000   FHLB+/-                                                                      2.65    08/05/2009        99,947,120
    250,000,000   FHLB+/-                                                                      2.66    08/07/2009       249,931,953
    100,000,000   FHLB+/-                                                                      2.39    12/28/2009        99,939,706
    100,000,000   FHLB+/-                                                                      2.77    02/19/2010        99,950,027
                                                                                                                      3,640,349,481
                                                                                                                    ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 4.21%
    115,450,000   FHLMC                                                                        3.63    09/15/2008       115,504,385
    288,479,000   FHLMC                                                                        5.00    09/16/2008       288,754,925
     35,100,000   FHLMC                                                                        5.13    10/15/2008        35,204,318
    275,272,000   FHLMC                                                                        4.63    12/19/2008       277,217,454
    300,000,000   FHLMC+/-                                                                     2.44    09/18/2009       300,000,000
    250,000,000   FHLMC+/-                                                                     2.40    09/28/2009       249,933,623
                                                                                                                      1,266,614,705
                                                                                                                    ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 4.40%
     61,518,000   FNMA                                                                         5.13    09/02/2008        61,518,000
     72,228,000   FNMA                                                                         5.00    09/15/2008        72,295,637
    310,971,000   FNMA                                                                         4.50    10/15/2008       311,675,406
     63,709,000   FNMA                                                                         3.88    11/17/2008        63,920,906
    114,368,000   FNMA                                                                         3.38    12/15/2008       114,722,539
    250,000,000   FNMA+/-                                                                      2.64    12/26/2008       249,965,704
    250,000,000   FNMA+/-                                                                      2.23    09/03/2009       250,000,000
    200,000,000   FNMA+/-                                                                      2.21    10/07/2009       199,956,208
                                                                                                                      1,324,054,400
                                                                                                                    ---------------
TOTAL AGENCY NOTES - INTEREST BEARING (COST $8,623,138,412)                                                           8,623,138,412
                                                                                                                    ---------------
REPURCHASE AGREEMENTS: 42.85%
  2,000,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
                  (MATURITY VALUE $2,000,473,333)                                              2.13    09/02/2008     2,000,000,000
    100,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $100,023,556)                                     2.12    09/02/2008       100,000,000
  1,000,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $1,000,250,000)                                   2.25    09/15/2008     1,000,000,000
  1,750,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $1,750,416,111)                                   2.14    09/02/2008     1,750,000,000
  1,000,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $1,000,237,778)                        2.14    09/02/2008     1,000,000,000
  2,750,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $2,750,653,889)                                   2.14    09/02/2008     2,750,000,000
     50,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $50,011,667)                                      2.10    09/02/2008        50,000,000
  1,500,000,000   GREENWICH CAPITAL MARKET INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $1,500,355,000)                        2.13    09/02/2008     1,500,000,000

                   Wells Fargo Advantage Money Market Funds 45


              Portfolio of Investments--August 31, 2008 (Unaudited)

GOVERNMENT MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
REPURCHASE AGREEMENTS (continued)
$ 1,000,000,000   HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $1,000,236,667)                                   2.13%   09/02/2008   $ 1,000,000,000
  1,250,000,000   JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $1,250,295,833)                                   2.13    09/02/2008     1,250,000,000
    344,920,000   JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
                  (MATURITY VALUE $344,992,816)                                                1.90    09/02/2008       344,920,000
    100,000,000   LEHMAN BROTHERS INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $100,023,333)                                     2.10    09/02/2008       100,000,000
     50,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $50,011,667)                                      2.10    09/02/2008        50,000,000
TOTAL REPURCHASE AGREEMENTS (COST $12,894,920,000)                                                                   12,894,920,000
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $30,067,431,538)*                                                                       99.92%                $30,067,431,538
OTHER ASSETS AND LIABILITIES, NET                                                              0.08                      23,428,022
                                                                                           --------                 ---------------
TOTAL NET ASSETS                                                                             100.00%                $30,090,859,560
                                                                                           --------                 ---------------

---------
##   Zero coupon bond. Interest rate presented is yield to maturity.

+/-  Variable rate investments.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                  46 Wells Fargo Advantage Money Market Funds


             Portfolio of Investments--August 31, 2008 (Unaudited)

HERITAGE MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
AGENCY NOTES - INTEREST BEARING: 0.76%
$    28,000,000   FHLB+/-                                                                      2.49%   01/28/2009   $    28,000,000
     28,000,000   FHLB+/-                                                                      2.49    01/30/2009        28,000,000
TOTAL AGENCY NOTES - INTEREST BEARING (COST $56,000,000)                                                                 56,000,000
                                                                                                                    ---------------
CERTIFICATES OF DEPOSIT: 8.67%
     25,150,000   ABN AMRO BANK NV (LONDON)+/-                                                 2.47    09/12/2008        25,149,442
     30,000,000   ABN AMRO BANK NV (LONDON)+/-                                                 2.85    09/10/2008        30,000,000
      9,000,000   ALLIED IRISH BANKS (NEW YORK)+/-                                             2.86    09/09/2008         9,000,000
     10,000,000   AMERICAN EXPRESS CENTURION+/-                                                2.66    11/24/2008        10,000,000
     10,000,000   BANCO BILBOA VIZCAYA ARGENTINA (NEW YORK)+/-                                 2.70    09/04/2008        10,000,016
     20,000,000   BANK OF MONTREAL (CHICAGO)+/-                                                2.87    10/22/2008        20,000,000
    118,000,000   BANK OF SCOTLAND PLC (NEW YORK)+/-                                           3.22    08/14/2009       118,000,000
     29,000,000   BARCLAYS BANK PLC (NEW YORK)+/-                                              2.97    02/27/2009        29,000,000
     13,000,000   BARCLAYS BANK PLC (NEW YORK)+/-                                              3.00    04/20/2009        13,000,000
     74,500,000   BNP PARIBAS (NEW YORK)+/-                                                    3.12    02/20/2009        74,500,000
     17,000,000   CALYON (NEW YORK)+/-                                                         2.70    09/04/2008        17,000,028
     25,000,000   CREDIT SUISSE (NEW YORK)+/-                                                  2.89    10/27/2008        25,000,000
     21,000,000   FORTIS BANK (NEW YORK)+/-                                                    2.75    09/30/2008        20,998,200
     16,000,000   FORTIS BANK (NEW YORK)+/-                                                    2.80    10/17/2008        16,000,000
     55,000,000   INTESA SANPAOLO SPA (LONDON)+/-                                              2.53    09/08/2008        55,000,000
     39,000,000   NATIXIS (NEW YORK)+/-                                                        2.92    12/01/2008        39,000,000
     29,000,000   NATIXIS (NEW YORK)+/-ss                                                      2.99    04/01/2010        29,000,000
     46,000,000   ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                         2.95    04/23/2009        46,000,000
     20,000,000   U.S. BANK NATIONAL ASSOCIATION+/-                                            2.86    04/20/2009        20,000,000
     30,000,000   UNICREDITO ITALIANO (NEW YORK)+/-                                            3.00    12/08/2008        30,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $636,647,686)                                                                       636,647,686
                                                                                                                    ---------------
COMMERCIAL PAPER: 57.46%
     88,950,000   ALPINE SECURITIZATION CORPORATION##++                                        2.47    09/25/2008        88,809,632
     22,000,000   AMSTEL FUNDING CORPORATION##++                                               2.70    09/03/2008        21,998,350
     45,900,000   AMSTEL FUNDING CORPORATION##++                                               2.73    09/09/2008        45,875,635
     69,500,000   AMSTEL FUNDING CORPORATION##++                                               2.73    09/22/2008        69,394,592
     39,550,000   AMSTEL FUNDING CORPORATION##++                                               2.75    09/12/2008        39,519,788
     20,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                                       3.04    04/20/2009        19,611,556
      5,850,000   APRECO LLC##++                                                               2.55    09/16/2008         5,844,199
      5,000,000   APRECO LLC##++                                                               2.69    09/03/2008         4,999,626
     13,500,000   APRECO LLC##++                                                               2.78    10/21/2008        13,448,917
     25,000,000   ASB FINANCE LIMITED (LONDON)##++                                             2.75    09/05/2008        24,994,271
     25,400,000   ASB FINANCE LIMITED (LONDON)##++                                             3.01    05/07/2009        24,875,441
     19,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++                                2.49    09/04/2008        18,997,372
     15,000,000   BEAGLE FUNDING LLC##++                                                       2.72    09/17/2008        14,983,000
      5,000,000   BEAGLE FUNDING LLC##++                                                       2.85    09/15/2008         4,994,854
     26,000,000   BELMONT FUNDING LLC##++                                                      2.75    09/04/2008        25,996,028
     47,250,000   BELMONT FUNDING LLC##++                                                      2.75    09/19/2008        47,188,641
     26,000,000   BELMONT FUNDING LLC##++                                                      2.75    09/25/2008        25,954,319
     12,000,000   BNZ INTERNATIONAL FUNDING LIMITED##++                                        2.70    10/06/2008        11,969,400
      5,000,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE
                  PREVOYANCE##++                                                               2.71    09/12/2008         4,996,236
     20,000,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE
                  PREVOYANCE##++                                                               2.97    10/21/2008        19,919,150
     48,000,000   CANCARA ASSET SECURITIZATION LLC##++                                         2.54    09/10/2008        47,972,907
     34,100,000   CANCARA ASSET SECURITIZATION LLC##++                                         2.54    09/15/2008        34,068,723
     52,900,000   CANCARA ASSET SECURITIZATION LLC##++                                         2.54    09/18/2008        52,840,282
      9,000,000   CHARIOT FUNDING LLC##++                                                      2.35    09/05/2008         8,998,238
     50,000,000   CHARTA LLC##++                                                               2.62    09/17/2008        49,945,417
      8,000,000   CHARTA LLC##++                                                               2.68    09/03/2008         7,999,404
     30,100,000   CHARTA LLC##++                                                               2.70    10/20/2008        29,991,640
     65,000,000   CHARTA LLC##++                                                               2.83    10/08/2008        64,816,050

                  Wells Fargo Advantage Money Market Funds 47


             Portfolio of Investments--August 31, 2008 (Unaudited)

HERITAGE MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
COMMERCIAL PAPER (continued)
$     1,000,000   CIESCO LLC##++                                                               2.68%   09/03/2008   $       999,926
     46,300,000   CITIBANK CREDIT CARD ISSUE TRUST##++                                         2.49    09/11/2008        46,271,178
     81,400,000   CITIBANK CREDIT CARD ISSUE TRUST##++                                         2.76    10/17/2008        81,119,170
     30,000,000   CITIBANK CREDIT CARD ISSUE TRUST##++                                         2.80    09/12/2008        29,976,667
      9,000,000   CITIBANK OMNI MASTER TRUST##++                                               2.67    09/03/2008         8,999,333
     39,500,000   CITIBANK OMNI MASTER TRUST##++                                               2.75    09/19/2008        39,448,705
    100,000,000   CITIBANK OMNI MASTER TRUST##++                                               2.98    10/23/2008        99,577,833
     13,000,000   CLIPPER RECEIVABLES COMPANY LLC##++                                          2.55    09/04/2008        12,998,158
     64,000,000   CLIPPER RECEIVABLES COMPANY LLC##++                                          2.57    09/02/2008        64,000,000
     59,600,000   CLIPPER RECEIVABLES COMPANY LLC##++                                          2.57    09/03/2008        59,595,745
     28,200,000   EBBETS FUNDING LLC##++                                                       2.70    09/04/2008        28,195,770
     22,000,000   EBBETS FUNDING LLC##++                                                       2.70    09/15/2008        21,978,550
     23,000,000   EBBETS FUNDING LLC##++                                                       2.70    09/18/2008        22,972,400
     38,900,000   EBBETS FUNDING LLC##++                                                       2.75    09/08/2008        38,882,171
     43,000,000   ELYSIAN FUNDING LLC##++                                                      2.60    09/05/2008        42,990,683
     31,000,000   ENTERPRISE FUNDING LLC##++                                                   2.48    09/08/2008        30,987,187
     35,000,000   ENTERPRISE FUNDING LLC##++                                                   2.49    09/08/2008        34,985,475
     12,800,000   ERASMUS CAPITAL CORPORATION##++                                              2.60    09/09/2008        12,793,529
     33,847,000   ERASMUS CAPITAL CORPORATION##++                                              2.60    09/10/2008        33,827,444
     36,500,000   ERASMUS CAPITAL CORPORATION##++                                              2.60    09/15/2008        36,465,731
     25,250,000   EUREKA SECURITIZATION##++                                                    2.62    09/16/2008        25,224,322
     24,000,000   FAIRWAY FINANCE CORPORATION##++                                              2.51    09/18/2008        23,973,227
     42,000,000   FAIRWAY FINANCE CORPORATION##++                                              2.53    09/03/2008        41,997,048
     27,000,000   FAIRWAY FINANCE CORPORATION##++                                              2.53    09/08/2008        26,988,615
      9,000,000   FAIRWAY FINANCE CORPORATION##++                                              2.53    09/11/2008         8,994,308
     30,000,000   FAIRWAY FINANCE CORPORATION##++                                              2.83    10/08/2008        29,915,100
    113,500,000   FALCON ASSET SECURITIES COMPANY LLC##++                                      2.48    09/11/2008       113,429,630
     70,000,000   FORTIS FUNDING LLC##++                                                       2.52    09/12/2008        69,951,000
     22,000,000   FORTIS FUNDING LLC##++                                                       2.67    10/07/2008        21,942,999
      6,000,000   FOXBORO FUNDING LIMITED+/-(i)                                                3.36    02/06/2009         6,000,000
     36,700,000   GALLEON CAPITAL LLC##++                                                      2.57    09/04/2008        36,694,760
     25,000,000   GALLEON CAPITAL LLC##++                                                      2.58    09/05/2008        24,994,625
     57,000,000   GALLEON CAPITAL LLC##++                                                      2.60    09/02/2008        57,000,000
     32,000,000   GALLEON CAPITAL LLC##++                                                      2.60    09/03/2008        31,997,689
     26,000,000   GEMINI SECURITIZATION CORPORATION LLC##++                                    2.57    09/03/2008        25,998,144
      8,000,000   GEMINI SECURITIZATION CORPORATION LLC##++                                    2.68    09/04/2008         7,998,809
     16,000,000   GEMINI SECURITIZATION CORPORATION LLC##++                                    2.79    12/02/2008        15,887,160
     17,000,000   GRAMPIAN FUNDING LLC##++                                                     2.55    09/24/2008        16,973,508
     13,000,000   IRISH LIFE & PERMANENT##++                                                   2.54    09/05/2008        12,997,248
     59,000,000   IRISH LIFE & PERMANENT##++                                                   2.75    09/17/2008        58,932,396
     21,300,000   IRISH LIFE & PERMANENT##++                                                   2.76    09/30/2008        21,254,276
     15,000,000   IRISH LIFE & PERMANENT##++                                                   2.85    09/22/2008        14,976,250
     23,000,000   KBC FINANCE PRODUCTION INTERNATIONAL LIMITED##++                             2.72    09/16/2008        22,975,671
     28,500,000   LIBERTY STREET FUNDING LLC##++                                               2.58    09/09/2008        28,485,703
     45,000,000   LIBERTY STREET FUNDING LLC##++                                               2.59    09/15/2008        44,957,912
    108,000,000   LIBERTY STREET FUNDING LLC##++                                               2.62    09/02/2008       108,000,000
     40,000,000   MAZARIN FUNDING CORPORATION##++                                              2.60    09/02/2008        40,000,000
     71,000,000   MAZARIN FUNDING CORPORATION##++                                              2.62    09/09/2008        70,963,829
     31,900,000   METLIFE SHORT TERM FUNDING LLC##++                                           2.56    09/15/2008        31,870,510
     40,000,000   METLIFE SHORT TERM FUNDING LLC##++                                           2.65    10/01/2008        39,914,611
     21,000,000   METLIFE SHORT TERM FUNDING LLC##++                                           2.93    12/09/2008        20,832,502
     13,600,000   MONT BLANC CAPITAL CORPORATION##++                                           2.50    09/03/2008        13,599,056
     10,597,000   MONT BLANC CAPITAL CORPORATION##++                                           2.59    09/18/2008        10,584,802
      9,000,000   MONT BLANC CAPITAL CORPORATION##++                                           2.60    09/05/2008         8,998,050
     13,000,000   NATIONWIDE BUILDING SOCIETY##++                                              2.38    09/05/2008        12,997,422
     32,000,000   NATIONWIDE BUILDING SOCIETY##++                                              2.40    09/04/2008        31,995,733
     53,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++                                  2.60    09/02/2008        53,000,000

                  48 Wells Fargo Advantage Money Market Funds


             Portfolio of Investments--August 31, 2008 (Unaudited)

HERITAGE MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
COMMERCIAL PAPER (continued)
$    75,000,000   OLD LINE FUNDING LLC##++                                                     2.50%   09/12/2008   $    74,947,917
     28,926,000   PARK AVENUE RECEIVABLES##++                                                  2.47    09/05/2008        28,920,046
     37,000,000   PARK AVENUE RECEIVABLES##++                                                  2.48    09/05/2008        36,992,353
     51,000,000   PICAROS FUNDING LLC##++                                                      2.53    09/15/2008        50,953,406
     35,000,000   PICAROS FUNDING LLC##                                                        2.54    09/04/2008        34,995,061
     27,000,000   PICAROS FUNDING LLC##                                                        2.55    09/04/2008        26,996,175
     35,000,000   PICAROS FUNDING LLC##++                                                      2.71    10/24/2008        34,862,994
    100,000,000   PRUDENTIAL PLC##++                                                           2.72    10/23/2008        99,614,667
     34,250,000   PRUDENTIAL PLC##++                                                           2.83    10/03/2008        34,166,535
     13,107,000   REGENCY MARKETS # 1 LLC##++                                                  2.50    09/05/2008        13,104,269
     21,900,000   REGENCY MARKETS # 1 LLC##++                                                  2.59    09/11/2008        21,885,820
     47,070,000   REGENCY MARKETS # 1 LLC##++                                                  2.59    09/15/2008        47,025,976
      4,100,000   SALISBURY RECEIVABLES COMPANY##++                                            2.47    09/04/2008         4,099,437
      6,000,000   SALISBURY RECEIVABLES COMPANY##++                                            2.52    09/04/2008         5,999,160
      4,000,000   SALISBURY RECEIVABLES COMPANY##++                                            2.52    09/26/2008         3,993,280
     19,000,000   SCALDIS CAPITAL LLC##++                                                      2.58    09/02/2008        19,000,000
     83,000,000   SCALDIS CAPITAL LLC##++                                                      2.59    09/22/2008        82,880,572
      4,000,000   SCALDIS CAPITAL LLC##++                                                      2.77    10/27/2008         3,983,072
     40,000,000   SCALDIS CAPITAL LLC##++                                                      2.80    10/15/2008        39,866,222
     19,000,000   SOCIETE GENERALE NORTH AMERICA##                                             2.79    09/02/2008        19,000,000
     38,000,000   SOLITAIRE FUNDING LLC##++                                                    2.52    09/26/2008        37,936,160
     37,000,000   SOLITAIRE FUNDING LLC##++                                                    2.55    09/02/2008        37,000,000
     32,000,000   STARBIRD FUNDING CORPORATION##++                                             2.70    09/25/2008        31,944,800
     18,350,000   STARBIRD FUNDING CORPORATION##++                                             2.80    10/03/2008        18,305,756
     22,000,000   STARBIRD FUNDING CORPORATION##++                                             2.95    10/17/2008        21,918,875
     15,000,000   SURREY FUNDING CORPORATION##++                                               2.63    09/02/2008        15,000,000
     27,190,000   SURREY FUNDING CORPORATION##++                                               2.63    09/09/2008        27,176,095
     21,300,000   SURREY FUNDING CORPORATION##++                                               2.64    09/12/2008        21,284,380
     42,300,000   SURREY FUNDING CORPORATION##++                                               2.65    09/19/2008        42,247,066
    110,000,000   SWEDBANK AB##                                                                2.74    10/24/2008       109,564,644
      5,000,000   SWEDBANK AB##                                                                2.81    09/08/2008         4,997,663
     28,000,000   SWEDBANK AB##                                                                2.96    11/25/2008        27,806,613
     30,000,000   SWEDBANK AB##                                                                3.00    11/26/2008        29,787,500
     20,000,000   THAMES ASSET GLOBAL SECURITIZATION##++                                       2.55    09/10/2008        19,988,667
     40,000,000   THAMES ASSET GLOBAL SECURITIZATION##++                                       2.57    09/09/2008        39,980,011
     37,800,000   THAMES ASSET GLOBAL SECURITIZATION##++                                       2.83    09/08/2008        37,782,171
     44,360,000   THAMES ASSET GLOBAL SECURITIZATION##++                                       2.85    09/22/2008        44,289,763
     45,000,000   THUNDER BAY FUNDING LLC##++                                                  2.50    09/08/2008        44,981,250
     11,000,000   TULIP FUNDING CORPORATION##++                                                2.40    09/05/2008        10,997,800
     18,000,000   TULIP FUNDING CORPORATION##++                                                2.55    09/05/2008        17,996,175
     11,000,000   UNICREDITO ITALIANO BANK OF IRELAND##++                                      2.93    11/25/2008        10,924,797
     52,000,000   VERSAILLES CDS LLC##++                                                       2.55    09/05/2008        51,988,950
      8,500,000   VICTORIA FINANCE LLC+/-(i)####(a)                                            4.82    02/15/2008         6,800,000
     17,000,000   WINDMILL FUNDING CORPORATION##++                                             2.50    09/02/2008        17,000,000
TOTAL COMMERCIAL PAPER (COST $4,224,052,198)                                                                          4,222,352,336
                                                                                                                    ---------------
CORPORATE BONDS & NOTES: 1.57%
      3,300,000   ALLIED IRISH BANKS PLC+/-++                                                  2.47    11/18/2008         3,300,000
      7,500,000   DNB NOR BANK ASA+/-++                                                        2.48    03/25/2009         7,500,000
      7,000,000   FLORIDA HURRICANE CATASTROPHE+/-                                             2.69    12/12/2008         7,000,000
      5,000,000   INTESA BANK (IRELAND) plc+/-++                                               2.49    03/25/2009         5,000,000
      4,000,000   IRISH LIFE & Permanent PLC+/-++                                              2.50    03/20/2009         4,000,000
      2,070,000   MORGAN STANLEY+/-                                                            2.19    09/15/2008         2,069,599
     86,500,000   WACHOVIA BANK NA+/-                                                          3.00    05/01/2009        86,500,000
TOTAL CORPORATE BONDS & NOTES (COST $115,369,599)                                                                       115,369,599
                                                                                                                    ---------------

                  Wells Fargo Advantage Money Market Funds 49


             Portfolio of Investments--August 31, 2008 (Unaudited)

HERITAGE MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
EXTENDABLE BONDS: 5.23%
$    10,000,000   BANK OF IRELAND+/-++                                                         3.05%   09/02/2009   $    10,000,000
      7,000,000   BASF FINANCE EUROPE NV+/-++                                                  2.80    09/18/2009         7,000,000
     75,000,000   COMMONWEALTH BANK (AUSTRALIA)+/-++                                           2.99    08/03/2009        75,000,000
     58,000,000   DEUTSCHE BANK+/-                                                             3.00    08/04/2009        58,000,000
     20,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                      2.48    09/09/2009        20,000,000
     19,500,000   HSBC USA INCORPORATED+/-                                                     3.19    08/14/2009        19,500,000
     65,000,000   IBM INTERNATIONAL GROUP CAPITAL+/-++                                         3.03    09/25/2009        65,000,000
     35,000,000   ING USA GLOBAL FUNDING+/-                                                    3.14    09/18/2009        35,000,000
     46,600,000   RABOBANK NEDERLAND+/-++                                                      2.99    09/09/2009        46,600,000
     48,000,000   ROYAL BANK OF CANADA+/-++                                                    2.77    09/15/2009        48,000,000
TOTAL EXTENDABLE BONDS (COST $384,100,000)                                                                              384,100,000
                                                                                                                    ---------------
MEDIUM TERM NOTES: 3.16%
     10,000,000   AMERICAN EXPRESS BANK FSB+/-                                                 2.66    11/24/2008        10,000,000
      4,000,000   BNP PARIBAS+/-                                                               2.77    09/16/2008         4,000,000
     20,000,000   MBIA GLOBAL FUNDING LLC+/-++                                                 3.01    11/18/2008        20,000,000
      3,000,000   MERRILL LYNCH & COMPANY+/-                                                   2.61    03/18/2009         3,000,000
      5,000,000   MERRILL LYNCH & COMPANY+/-                                                   2.61    03/24/2009         5,000,000
      5,000,000   MORGAN STANLEY+/-                                                            2.14    10/31/2008         5,000,000
     30,000,000   MORGAN STANLEY+/-                                                            2.51    11/21/2008        29,987,072
     44,000,000   NEW YORK LIFE GLOBAL FUNDING+/-++                                            2.90    05/13/2009        44,000,000
      2,000,000   NORDEA BANK AB+/-++                                                          2.46    09/08/2008         2,000,000
      5,000,000   NORDEA BANK AB+/-++                                                          2.48    09/10/2008         5,000,000
     35,000,000   PRICOA GLOBAL FUND+/-++                                                      2.87    09/12/2008        35,000,660
      5,000,000   ROYAL BANK OF SCOTLAND GROUP PLC+/-++                                        2.96    09/18/2008         5,000,000
      4,000,000   TOTTA IRELAND PLC+/-++                                                       2.47    09/05/2008         4,000,000
     60,000,000   TOYOTA MOTOR CREDIT CORPORATION+/-                                           2.51    02/03/2009        60,000,000
TOTAL MEDIUM TERM NOTES (COST $231,987,732)                                                                             231,987,732
                                                                                                                    ---------------
MUNICIPAL BONDS & NOTES: 1.21%
     15,655,000   ACADEMY OF THE NEW CHURCH+/-ss                                               2.72    02/01/2025        15,655,000
     30,000,000   COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY PROJECT B II
                  (HOUSING REVENUE, FNMA INSURED)+/-ss                                         3.00    05/01/2049        30,000,000
     18,600,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES SERIES B (EDUCATIONAL
                  FACILITIES REVENUE, REGIONS BANK)+/-ss                                       2.55    07/01/2033        18,600,000
      5,910,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES E (HOUSING REVENUE, GO
                  OF AUTHORITY)+/-ss                                                           2.70    07/01/2038         5,910,000
      6,500,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES T (HOUSING REVENUE, GO
                  OF AUTHORITY)+/-ss                                                           2.70    07/01/2048         6,500,000
     10,000,000   SAN JOSE CA FINANCING AUTHORITY TAXABLE LAND SERIES F (OTHER REVENUE,
                  BANK OF AMERICA NA LOC)+/-ss                                                 2.65    06/01/2034        10,000,000
      2,000,000   WAUKESHA HEALTH SYSTEM INCORPORATED (HFR)+/-ss                               2.60    08/15/2026         2,000,000
TOTAL MUNICIPAL BONDS & NOTES (COST $88,665,000)                                                                         88,665,000
                                                                                                                    ---------------
REPURCHASE AGREEMENTS: 6.03%
     40,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
                     (MATURITY VALUE $40,009,467)                                              2.13    09/02/2008        40,000,000
     25,310,023   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                     SECURITIES (MATURITY VALUE $25,316,041)                                   2.14    09/02/2008        25,310,023
     90,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
                     SECURITIES (MATURITY VALUE $90,022,200)                                   2.22    09/02/2008        90,000,000
     40,000,000   GREENWICH CAPTIAL MARKET INCORPORATED - 102% COLLATERALIZED BY US
                     GOVERNMENT SECURITIES (MATURITY VALUE $40,009,467)                        2.13    09/02/2008        40,000,000
    155,000,000   LEHMAN BROTHERS COMMERCIAL - 102% COLLATERALIZED BY US Government
                     SECURITIES (MATURITY VALUE $155,043,056)                                  2.50    09/02/2008       155,000,000
     93,000,000   MERRILL PIERCE FENNER & SMITH - 102% COLLATERALIZED BY US GOVERNMENT
                     SECURITIES (MATURITY VALUE $93,022,733)                                   2.20    09/02/2008        93,000,000
TOTAL REPURCHASE AGREEMENTS (COST $443,310,023)                                                                         443,310,023
                                                                                                                    ---------------

                  50 Wells Fargo Advantage Money Market Funds


             Portfolio of Investments--August 31, 2008 (Unaudited)

HERITAGE MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
SECURED MASTER NOTE AGREEMENT: 3.33%
$   117,323,000   BANK OF AMERICA SECURITIES LLC+/-                                            2.26%                $   117,323,000
    127,374,000   CITIGROUP GLOBAL MARKETS INCORPORATED+/-                                     2.25                     127,374,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $244,697,000)                                                                 244,697,000
                                                                                                                    ---------------
TIME DEPOSITS: 13.02%
    125,000,000   ALLIED IRISH BANKS PLC                                                       2.15    09/02/2008       125,000,000
    125,000,000   BANCO BILBAO VIZCAYA ARGENTINA SA                                            2.20    09/02/2008       125,000,000
    125,000,000   BANK OF IRELAND                                                              2.23    09/02/2008       125,000,000
     63,000,000   BNP PARIBAS PARIS                                                            2.15    09/02/2008        63,000,000
    125,000,000   DANSKE BANK AS COPENHAGEN                                                    2.15    09/02/2008       125,000,000
    125,000,000   DEXIA CREDIT LOCAL DE FRANCE                                                 2.18    09/02/2008       125,000,000
    144,000,000   KBC BANK NV BRUSSELS                                                         1.88    09/02/2008       144,000,000
    125,000,000   SOCIETE GENERALE PARIS                                                       2.18    09/02/2008       125,000,000
TOTAL TIME DEPOSITS (COST $957,000,000)                                                                                 957,000,000
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $7,381,829,238)*                                100.44%                                                       $ 7,380,129,376
OTHER ASSETS AND LIABILITIES, NET                      (0.44)                                                           (32,257,478)
                                                      ------                                                        ---------------
TOTAL NET ASSETS                                      100.00%                                                       $ 7,347,871,898
                                                      ------                                                        ---------------

----------
+/-     Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

##      Zero coupon bond. Interest rate presented is yield to maturity.

(i)     Illiquid security.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 51


              Portfolio of Investments--August 31, 2008 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
COMMERCIAL PAPER: 1.61%
$     5,000,000   ASCENSION PARISH LA                                                          1.77%   11/13/2008   $     5,000,000
      1,175,000   ILLINOIS FINANCE AUTHORITY                                                   1.75    01/06/2009         1,175,000
TOTAL COMMERCIAL PAPER (COST $6,175,000)                                                                                  6,175,000
                                                                                                                    ---------------
MUNICIPAL BONDS & NOTES: 94.72%
ALABAMA: 2.56%
      9,800,000   COLUMBIA AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY
                  PROJECT (IDR) ss +/-                                                         2.52    06/01/2028         9,800,000
                                                                                                                          9,800,000
                                                                                                                    ---------------
ARIZONA: 0.60%
      2,300,000   PIMA COUNTY AZ IDA EASTSIDE APARTMENTS SERIES B (MFHR) ss +/-                2.12    02/15/2031         2,300,000
                                                                                                                    ---------------
  COLORADO: 5.17%
      7,000,000   AURORA CO HOUSING AUTHORITY LIBERTY CREEK PROJECT (HOUSING
                  REVENUE, FNMA INSURED) ss +/-                                                2.04    02/15/2038         7,000,000
      5,000,000   COLORADO COLLEGE INVESTMENT SERIES I-A (OTHER REVENUE, LLOYDS
                  BANK LOC) ss +/-                                                             1.95    12/01/2042         5,000,000
      4,000,000   COLORADO HOUSING & FINANCE AUTHORITY READY FOODS INCORPORATED
                  PROJECT SERIES A (OTHER REVENUE, US BANK NA LOC) ss +/-                      1.92    01/01/2032         4,000,000
      1,500,000   COLORADO HOUSING & FINANCE AUTHORITY WASTE MANAGEMENT
                  INCORPORATED PROJECT (OTHER REVENUE, WACHOVIA BANK LOC) ss +/-               2.15    08/01/2038         1,500,000
      1,000,000   FORT COLLINS CO ECONOMIC DEVELOPMENT OAKRIDGE PROJECT SERIES A
                  (HOUSING REVENUE, US BANK NA LOC) ss +/-                                     2.10    12/01/2032         1,000,000
      1,250,000   HUDSON CO SERIES A (IDR, US BANK NA LOC) ss +/-                              2.15    11/01/2020         1,250,000
                                                                                                                         19,750,000
                                                                                                                    ---------------
DISTRICT OF COLUMBIA: 3.43%
      5,080,000   METROPOLITAN WASHINGTON DC AIRPORT AUTHORITY SERIES 2191 (OTHER
                  REVENUE) ss +/-                                                              2.29    10/01/2013         5,080,000
      8,010,000   METROPOLITAN WASHINGTON DC AIRPORT AUTHORITY SERIES 2855 (AIRPORT
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                                     1.99    10/01/2014         8,010,000
                                                                                                                         13,090,000
                                                                                                                    ---------------
FLORIDA: 3.72%
      2,750,000   JACKSONVILLE FL HFA CHRISTINE COVE APARTMENTS (MFHR, FHLMC
                  INSURED) ss +/-                                                              1.95    09/15/2038         2,750,000
      1,065,000   MARTIN COUNTY FL POWER & LIGHT COMPANY PROJECT (IDR) ss +/-                  2.40    07/15/2022         1,065,000
      1,800,000   MIAMI DADE COUNTY FL IDA FLORIDA POWER & LIGHT COMPANY PROJECT
                  (LEASE REVENUE) ss +/-                                                       2.55    02/01/2023         1,800,000
      1,620,000   ORANGE COUNTY FL SCHOOL BOARD COP SERIES A (GO - SCHOOL
                  DISTRICTS, MBIA INSURED) ss                                                  5.25    08/01/2009         1,687,792
      1,725,000   SAINT LUCIE COUNTY FL ROOF TRUSSES COMPANY PROJECT A (INDUSTRIAL
                  DEVELOPMENT REVENUE, WACHOVIA BANK LOC) ss +/-                               2.05    11/01/2021         1,725,000
         80,000   SARASOTA COUNTY FL SARASOTA MILITARY ACADEMY (PRIVATE SCHOOL
                  REVENUE, WACHOVIA BANK LOC) ss +/-                                           1.90    02/01/2034            80,000
      5,105,000   SCA TAX EXEMPT TRUST PT 2517 LEE COUNTY FL (HOUSING REVENUE,
                  FIRST SECURITY BANK LOC) ss +/-                                              2.84    01/01/2030         5,105,000
                                                                                                                         14,212,792
                                                                                                                    ---------------
GEORGIA: 2.67%
        560,000   DEKALB COUNTY NEWTOWN GWINETT COUNTY GA JOINT REAL ESTATE STUDENT
                  I (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK LOC) ss +/-                   1.90    06/01/2035           560,000
        475,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY CATHOLIC SCHOOL PROPERTIES
                  INCORPORATED (PRIVATE SCHOOL REVENUE, WACHOVIA BANK LOC) ss +/-              1.85    04/01/2024           475,000
      6,475,000   FULTON COUNTY GA HOUSING AUTHORITY WALTON LAKES APARTMENTS
                  PROJECT SERIES A (HOUSING REVENUE, SUNTRUST BANK LOC) ss +/-                 2.00    02/01/2041         6,475,000
      1,170,000   HEARD COUNTY GA DEVELOPMENT AUTHORITY OWER WANSLEY (OTHER
                  REVENUE) ss +/-                                                              2.50    09/01/2029         1,170,000
      1,520,000   STEPHENS COUNTY GA DEVELOPMENT AUTHORITY CATERPILLAR INCORPORATED
                  PROJECT (INDUSTRIAL DEVELOPMENT REVENUE) ss +/-                              2.19    08/01/2016         1,520,000
                                                                                                                         10,200,000
                                                                                                                    ---------------

                   52 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2008 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
IDAHO: 0.40%
$     1,510,000   BONNEVILLE COUNTY ID YELLOWSTONE PLASTICS PROJECT (IDR) ss +/-               2.20%   08/01/2014   $     1,510,000
                                                                                                                    ---------------
ILLINOIS: 5.19%
      1,785,000   GENEVA IL CONTINENTAL ENVELOPE PROJECT (IDR, BANK ONE CHICAGO NA
                  LOC) ss +/-                                                                  3.10    04/01/2016         1,785,000
      3,015,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCL INCORPORATED PROJECT
                  (IDR) ss +/-                                                                 3.10    06/01/2017         3,015,000
        500,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY SURGIPATH MEDICAL INDUSTRY
                  PROJECT (IDR) ss +/-                                                         2.20    06/01/2011           500,000
        525,000   ILLINOIS FINANCE AUTHORITY BRADLEY UNIVERSITY SERIES B (OTHER
                  REVENUE, NORTHERN TRUST CORPORATION LOC) ss +/-                              2.00    04/01/2038           525,000
      1,000,000   ILLINOIS FINANCE AUTHORITY INX INTERNATIONAL INK COMPANY
                  (INDUSTRIAL DEVELOPMENT REVENUE, JPMORGAN CHASE BANK LOC) ss +/-             2.00    01/01/2034         1,000,000
        825,000   ILLINOIS FINANCE AUTHORITY MERUG LLC SERIES B (IDR, JPMORGAN
                  CHASE BANK LOC) ss +/-                                                       3.10    12/01/2018           825,000
      2,600,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY BRAINARD LANDINGS
                  APARTMENTS (HOUSING REVENUE, US BANK NA LOC) ss +/-                          1.98    05/01/2042         2,600,000
      2,070,000   LAKE COUNTY IL BROWN PAPER GOODS PROJECT (IDR, BANK ONE CHICAGO
                  NA LOC) ss +/-                                                               3.10    10/01/2021         2,070,000
      1,370,000   LAKE COUNTY IL COUNTYSIDE LANDFILL INCORPORATED (SOLID WASTE
                  REVENUE, JPMORGAN CHASE BANK LOC) ss +/-                                     2.17    04/01/2021         1,370,000
      2,600,000   LAKE COUNTY IL NORTHPOINT ASSOCIATION (IDR, NORTHERN TRUST
                  CORPORATION LOC) ss +/-                                                      2.33    07/01/2029         2,600,000
      1,590,000   LAKE ZURICH IL (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE BANK
                  LOC) ss +/-                                                                  3.10    12/01/2009         1,590,000
      1,960,000   VERNON HILLS IL NORTHWESTERN TOOL & DIE PROJECT (IDR, LASALLE
                  NATIONAL BANK NA LOC) ss +/-                                                 2.15    04/01/2025         1,960,000
                                                                                                                         19,840,000
                                                                                                                    ---------------
INDIANA: 5.39%
      1,925,000   GREENSBURG IN COMMUNITY PARTNERS VILLAGE II (HOUSING REVENUE,
                  FHLMC INSURED) ss +/-                                                        2.10    09/01/2029         1,925,000
      2,900,000   INDIANA STATE FINANCE AUTHORITY MARION GENERAL HOSPITAL PROJECT
                  SERIES A (OTHER REVENUE, REGIONS BANK LOC) ss +/-                            1.90    07/01/2035         2,900,000
      2,500,000   INDIANAPOLIS IN WASHINGTON POINTE SERIES A (HOUSING REVENUE,
                  FIFTH THIRD BANK LOC) ss +/-                                                 2.14    08/15/2040         2,500,000
      3,685,000   LAGRANGE COUNTY IN SERVICE REALITY LLC PROJECT (INDUSTRIAL
                  DEVELOPMENT REVENUE, FIFTH THIRD BANK LOC) ss +/-                            2.29    03/01/2026         3,685,000
      8,100,000   MADISON IN ARVIN SANGO INCORPORATED PROJECT (INDUSTRIAL
                  DEVELOPMENT REVENUE, FIFTH THIRD BANK LOC) ss +/-                            2.12    08/01/2017         8,100,000
      1,500,000   NOBLESVILLE IN GREYSTONE APARTMENTS PROJECT SERIES B (HOUSING
                  REVENUE, FEDERAL HOME LOAN BANK) ss +/-                                      2.15    03/01/2041         1,500,000
                                                                                                                         20,610,000
                                                                                                                    ---------------
IOWA: 1.85%
      5,800,000   DES MOINES IA ELLIOT AVIATION PROJECT (OTHER REVENUE, US BANK NA
                  LOC) ss +/-                                                                  2.05    08/01/2027         5,800,000
        280,000   IOWA FINANCE AUTHORITY CARE INITIATIVES PROJECT (OTHER REVENUE,
                  KBC BANK NV LOC) ss +/-                                                      2.45    11/01/2036           280,000
        905,000   IOWA FINANCE AUTHORITY GREAT RIVER MEDICAL CENTER PROJECT (HEALTHCARE
                  FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                        2.45    06/01/2027           905,000
        100,000   IOWA FINANCE AUTHORITY HOLY FAMILY CATHOLIC SCHOOLS (EDUCATIONAL
                  FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                        2.48    03/01/2036           100,000
                                                                                                                          7,085,000
                                                                                                                    ---------------
KANSAS: 1.57%
      1,000,000   OLATHE KS DIAMANT BOART SERIES A (INDUSTRIAL DEVELOPMENT REVENUE)
                  ss +/-                                                                       2.20    03/01/2027         1,000,000
      5,000,000   OLATHE KS ISL LLC PROJECT (OTHER REVENUE, US BANK NA LOC) ss +/-             2.10    08/01/2027         5,000,000
                                                                                                                          6,000,000
                                                                                                                    ---------------
KENTUCKY: 4.46%
      8,415,000   CARROL COUNTY KY SOLID WASTE DISPOSAL NORTH AMERICAN STAINLESS
                  (INDUSTRIAL DEVELOPMENT REVENUE, FIFTH THIRD BANK LOC) ss +/-                2.14    05/01/2031         8,415,000
      4,155,000   DAVIESS COUNTY KY PARK REGENCY (OTHER REVENUE, SOCIETE GENERALE
                  LOC) ss +/-                                                                  1.99    07/01/2020         4,155,000
      2,990,000   HOPKINSVILLE KY FREE-FLOW PACKAGING PROJECT (IDR, COMERCIA BANK
                  NA LOC) ss +/-                                                               2.08    11/01/2019         2,990,000
      1,475,000   KENTUCKY ASSET LIABILITY COMMISSION TRAN SERIES A (OTHER REVENUE)            3.00    06/25/2009         1,489,338
                                                                                                                         17,049,338
                                                                                                                    ---------------

                   Wells Fargo Advantage Money Market Funds 53


              Portfolio of Investments--August 31, 2008 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
MARYLAND: 1.19%
$     4,540,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 531 (OTHER REVENUE, BANK
                  OF NEW YORK LOC) ss +/-                                                      2.00%   01/01/2010   $     4,540,000
                                                                                                                    ---------------
MICHIGAN: 1.40%
      5,300,000   MICHIGAN MUNICIPAL BOND AUTHORITY SERIES A-2 (OTHER REVENUE, DEXIA
                  CREDIT LOCAL DE FRANCE LOC)                                                  3.00    08/20/2009         5,365,322
                                                                                                                    ---------------
MINNESOTA: 15.57%
      2,410,000   BLOOMINGTON MN NORLAN PARTNERS SERIES B (HOUSING REVENUE, LASALLE
                  NATIONAL BANK NA LOC) ss +/-                                                 1.99    07/15/2032         2,410,000
        455,000   CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HCFR, BANK OF NEW YORK
                  LOC) ss +/-                                                                  2.45    11/01/2035           455,000
      1,800,000   COON RAPIDS MN DRAKE APARTMENTS PROJECT A (OTHER REVENUE, FNMA
                  INSURED) ss +/-                                                              2.04    06/15/2038         1,800,000
      1,985,000   HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS PROJECT (MFHR,
                  LASALLE NATIONAL BANK NA LOC) ss +/-                                         2.10    04/15/2035         1,985,000
      2,400,000   MAHTOMEDI MN BRIARCLIFF MANOR APARTMENTS SERIES A (OTHER REVENUE,
                  FNMA INSURED) ss +/-                                                         2.04    06/15/2038         2,400,000
      1,200,000   MINNEAPOLIS MN DRIFTWOOD APARTMENTS PROJECT A (HOUSING REVENUE, US
                  BANK NA LOC) ss +/-                                                          2.10    10/01/2024         1,200,000
      1,665,000   MINNEAPOLIS MN SECOND STREET ACQUISITION SERIES A (HOUSING REVENUE,
                  LASALLE NATIONAL BANK NA LOC) ss +/-                                         1.99    01/01/2033         1,665,000
      3,075,000   MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH CARE
                  FACILITY ESSENTIAL C4 (HCFR, GUARANTEE AGREEMENT) ss +/-                     2.60    02/15/2030         3,075,000
      2,000,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES C (HOUSING REVENUE,
                  FHLB INSURED) ss +/-                                                         1.91    07/01/2048         2,000,000
        620,000   MINNESOTA STATE HFA SERIES 1552 (HOUSING REVENUE, GO OF AUTHORITY)
                  ss +/-                                                                       2.02    01/01/2010           620,000
        325,000   MINNESOTA STATE RESIDENTIAL HOUSING SERIES G (HOUSING REVENUE,
                  GENERAL OBLIGATION OF AUTHORITY) ss +/-                                      1.95    01/01/2032           325,000
        945,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                        1.85    04/01/2027           945,000
         70,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H (OTHER REVENUE,
                  BANK OF NEW YORK LOC) ss +/-                                                 1.84    10/01/2032            70,000
      2,300,000   PLYMOUTH MN THE LAKES APARTMENTS PROJECT (HOUSING REVENUE, FHLMC
                  INSURED) ss +/-                                                              2.04    08/01/2034         2,300,000
      5,015,000   RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY APARTMENTS LP
                  SERIES A (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC) ss +/-              1.94    10/01/2038         5,015,000
      1,135,000   RUSH CITY MN PLASTECH CORPORATION PROJECT (INDUSTRIAL DEVELOPMENT
                  REVENUE, US BANK NA LOC) ss +/-                                              2.10    09/01/2014         1,135,000
      1,420,000   SAINT PAUL MN HOUSING & RDA HAMPDEN SQUARE APARTMENTS SERIES A
                  (HOUSING REVENUE, FNMA INSURED) ss +/-                                       2.04    06/01/2032         1,420,000
      2,205,000   ST. LOUIS PARK MN NEWPORT ON SEVEN APARTMENTS PROJECT (MFHR, FNMA
                  INSURED) ss +/-                                                              2.10    09/15/2031         2,205,000
      7,000,000   ST. PAUL & RAMSEY COUNTY MN HOUSING & RDA ST. PAUL LEASED HOUSING
                  ASSOCIATION (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)
                  ss +/-                                                                       1.94    09/01/2035         7,000,000
      3,850,000   ST. PAUL MN HEATING REVENUE SERIES F (OTHER REVENUE, DEXIA CREDIT
                  LOCAL DE FRANCE LOC) ss +/-                                                  2.05    12/01/2023         3,850,000
     10,750,000   ST. PAUL MN HOUSING & RDA BRIGECREEK SENIOR PLACE SERIES A (HOUSING
                  REVENUE, LASALLE NATIONAL BANK NA LOC) ss +/-                                1.99    06/15/2037        10,750,000
        450,000   ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES I (IDR, DEXIA
                  CREDIT LOCAL DE FRANCE LOC) ss +/-                                           2.05    06/01/2015           450,000
        705,000   ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES L (IDR, DEXIA
                  CREDIT LOCAL DE FRANCE LOC) ss +/-                                           2.05    03/01/2018           705,000
        605,000   ST. PAUL MN HOUSING & RDA DISTRICT SERIES E (OTHER REVENUE, DEXIA
                  CREDIT LOCAL DE FRANCE LOC) ss +/-                                           1.99    12/01/2019           605,000
      2,595,000   ST. PAUL MN HOUSING & RDA LEASED HOUSING ASSOCIATION SERIES A
                  (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC) ss +/-                       1.94    09/01/2035         2,595,000
      2,445,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES R (OTHER REVENUE,
                  DEXIA CREDIT LOCAL DE FRANCE LOC) ss +/-                                     2.65    03/01/2022         2,445,000
        100,000   WINONA MN PORT AUTHORITY BAY STREET MILLING COMPANY PROJECT SERIES A
                  (IDR, HARRIS TRUST SAVINGS BANK LOC) ss +/-                                  2.10    06/01/2011           100,000
                                                                                                                         59,525,000
                                                                                                                    ---------------
MISSISSIPPI: 0.17%
        650,000   MISSISSIPPI BUSINESS FINANCE CORPORATION ARCH ALUMINUM & GLASS PROJECT
                  (IDR, COMERCIA BANK NA LOC) ss +/-                                           2.10    01/01/2014           650,000
                                                                                                                    ---------------

                   54 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2008 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
MISSOURI: 1.79%
$     3,300,000   HANNIBAL MO IDA BUCKHORN RUBBER PRODUCTS PROJECT (IDR, BANK ONE
                  CHICAGO NA LOC) ss +/-                                                       3.10%   03/01/2010   $     3,300,000
      1,705,000   JACKSON COUNTY MO IDA KANSAS CITY HOSPICE (OTHER REVENUE, FIFTH
                  THIRD BANK LOC) ss +/-                                                       1.90    01/01/2030         1,705,000
      1,845,000   MISSOURI STATE PUBLIC UTILITIES COMMUNITY (OTHER REVENUE)                    4.75    09/01/2008         1,845,000
                                                                                                                          6,850,000
                                                                                                                    ---------------
NEVADA: 0.83%
      3,170,000   NEVADA HOUSING DIVISION MULTI-UNIT HOUSING PROJECT A (HOUSING
                  REVENUE) ss +/-                                                              2.00    10/01/2030         3,170,000
                                                                                                                    ---------------
NEW HAMPSHIRE: 0.42%
      1,620,000   NEW HAMPSHIRE HEFA ST. ANSELM COLLEGE (OTHER REVENUE, CITIZENS
                  BANK LOC) ss +/-                                                             2.45    06/01/2038         1,620,000
                                                                                                                    ---------------
NEW MEXICO: 0.73%
      1,300,000   NEW MEXICO HOUSING AUTHORITY REGION III EL PUEBLO APARTMENTS PROJECT
                  SERIES A (HOUSING REVENUE, US BANK NA LOC) ss +/-                            1.92    12/01/2044         1,300,000
      1,500,000   NEW MEXICO HOUSING AUTHORITY REGION III MADEIRA COURT APARTMENTS
                  PROJECT SERIES B (HOUSING REVENUE, US BANK NA LOC) ss +/-                    1.92    12/01/2044         1,500,000
                                                                                                                          2,800,000
                                                                                                                    ---------------
NORTH CAROLINA: 0.79%
      3,015,000   LEE COUNTY NC INDUSTRIAL FACILITIES & PCFA CHALLENGE PRINTING
                  COMPANY PROJECT (OTHER REVENUE, WACHOVIA BANK LOC) ss +/-                    2.05    07/01/2027         3,015,000
                                                                                                                    ---------------
NORTH DAKOTA: 1.70%
      3,000,000   NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES A (HOUSING
                  REVENUE, LLOYDS BANK LOC) ss +/-                                             1.94    07/01/2037         3,000,000
      3,500,000   NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES B (HOUSING
                  REVENUE) ss +/-                                                              1.94    01/01/2035         3,500,000
                                                                                                                          6,500,000
                                                                                                                    ---------------
OHIO: 0.33%
      1,250,000   FRANKLIN COUNTY OH LIFELINE SHELTER SYSTEMS PROJECT (IDR, BANK ONE
                  CHICAGO NA LOC) ss +/-                                                       2.95    10/01/2021         1,250,000
                                                                                                                    ---------------
OTHER: 8.51%
     32,520,000   SUNAMERICA TRUST CERTIFICATES VARIOUS STATES CLASS A SERIES 2
                  (OTHER REVENUE, FHLMC INSURED) ss +/-                                        2.89    07/01/2041        32,520,000
                                                                                                                         32,520,000
                                                                                                                    ---------------
PENNSYLVANIA: 1.31%
      5,000,000   BEAVER COUNTY PA IDA ELECTRIC COMPANY PROJECT SERIES B (OTHER
                  REVENUE, SCOTIABANK LOC) ss +/-                                              1.91    11/01/2025         5,000,000
                                                                                                                    ---------------
SOUTH CAROLINA: 0.52%
      2,000,000   FLORENCE COUNTY SC SOLID WASTE DISPOSAL & WASTEWATER TREATMENT
                  ROCHE CAROLINA INCORPORATED PROJECT (IDR, DEUTSCHE BANK AG
                  LOC) ss +/-                                                                  2.85    04/01/2027         2,000,000
                                                                                                                    ---------------
TENNESSEE: 7.23%
      1,025,000   COFFEE COUNTY TN INDUSTRIAL BOARD INCORPORATED MCKEY PERFORATED
                  PRODUCTS PROJECT (IDR, M&I MARSHALL & ILSLEY LOC) ss +/-                     2.20    06/01/2016         1,025,000
      8,000,000   HUNTINGDON TN INDUSTRIAL DEVELOPMENT BOARD BEHLEN MANUFACTURING
                  COMPANY PROJECT (IDR, LASALLE BANK NA LOC) ss +/-                            2.03    05/01/2020         8,000,000
      2,025,000   PULASKI & GILES COUNTY TN LOMAR DEVELOPMENT COMPANY PROJECT (IDR,
                  US BANK NA LOC) ss +/-                                                       2.10    01/01/2017         2,025,000
      7,340,000   SCA TAX-EXEMPT TRUST PT-2518 HAMILTON COUNTY TN INDUSTRIAL
                  (HOUSING REVENUE, FIRST SECURITY BANK LOC) ss +/-                            2.84    01/01/2030         7,340,000
      2,890,000   SCA TAX-EXEMPT TRUST PT-2520 MEMPHIS TN HEALTH EDUCATIONAL FINANCE
                  (HOUSING REVENUE, FIRST SECURITY BANK LOC) ss +/-                            2.84    01/01/2030         2,890,000
      6,355,000   SHELBY COUNTY TN HEALTH & EDUCATIONAL HOUSING FACILITIES EDEN
                  POINTE APARTMENTS (OTHER REVENUE, REGIONS BANK LOC) ss +/-                   2.10    03/01/2040         6,355,000
                                                                                                                         27,635,000
                                                                                                                    ---------------

                   Wells Fargo Advantage Money Market Funds 55


              Portfolio of Investments--August 31, 2008 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
TEXAS: 6.83%
$     7,500,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-69 (PROPERTY TAX
                  REVENUE, MBIA INSURED) ss +/-                                                2.24%   10/01/2014   $     7,500,000
      6,900,000   DALLAS FORT WORTH TX INTERNATIONAL AIRPORT (AIRPORT REVENUE,
                  AMBAC INSURED) ss +/-                                                        2.27    11/01/2032         6,900,000
      2,890,000   FORT BEND TX INDEPENDENT SCHOOL DISTRICT (GENERAL OBLIGATION -
                  SCHOOL DISTRICTS) ss                                                         5.38    02/15/2009         2,935,456
      1,000,000   HARRIS COUNTY TX TRAN (PROPERTY TAX REVENUE)                                 3.00    02/26/2009         1,006,914
      7,500,000   REDSTONE PARTNERS FLOATERS RESIDUALS TRUST SERIES A (OTHER
                  REVENUE, WACHOVIA BANK LOC) ss +/-                                           2.19    12/01/2047         7,500,000
        280,000   TARRANT COUNTY TX CULTURAL EDUCATIONAL FACILITIES FINANCE
                  CORPORATION SCOTT WHITE MEMORIAL HOSPITAL SERIES C (OTHER REVENUE,
                  COMPASS BANK) ss +/-                                                         1.80    08/15/2046           280,000
                                                                                                                         26,122,370
                                                                                                                    ---------------
UTAH: 1.31%
      5,000,000   UTAH HOUSING CORPORATION POINTE APARTMENTS PROJECT (OTHER
                  REVENUE, US BANK NA LOC) ss +/-                                              1.92    08/01/2024         5,000,000
                                                                                                                    ---------------
VERMONT: 0.07%
        255,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS NORTH COUNTY HOSPITAL
                  PROJECT A (HCFR) ss +/-                                                      2.45    10/01/2034           255,000
                                                                                                                    ---------------
VIRGINIA: 0.03%
        110,000   VIRGINIA COMMONWEALTH UNIVERSITY HEALTH SYSTEM AUTHORITY SERIES A
                  (OTHER REVENUE) ss +/-                                                       2.43    07/01/2037           110,000
                                                                                                                    ---------------
WASHINGTON: 4.17%
      4,700,000   PORT OF SEATTLE WA INDUSTRIAL DEVELOPMENT CORPORATION CROWLEY
                  MARINE SERVICES PROJECT BP WEST COAST PRODUCTS LLC PROJECT (AIRPORT
                  REVENUE, CITIBANK NA LOC) ss +/-                                             1.94    12/31/2021         4,700,000
      1,200,000   PORT VANCOUVER WASHINGTON SPECIAL REVENUE (IDR, BANK OF AMERICA
                  NA LOC) ss +/-                                                               2.10    12/01/2010         1,200,000
      3,155,000   SEATTLE WA SOLID WASTE SERIES 2202 (SOLID WASTE REVENUE, MBIA
                  INSURED) ss +/-                                                              2.04    02/01/2029         3,155,000
      3,000,000   STATE OF WASHINGTON (PROPERTY TAX REVENUE, FGIC INSURED) ss +/-              2.14    07/01/2026         3,000,000
      1,315,000   WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY MERCER
                  ISLAND PARTNERS LLC PROJECT (INDUSTRIAL DEVELOPMENT REVENUE, US
                  BANK NA LOC) ss +/-                                                          2.10    06/01/2027         1,315,000
      2,585,000   WASHINGTON STATE HOUSING FINANCE COMMUNITY MFHR LAKEWOOD MEADOWS
                  APARTMENTS PROJECT SERIES A (MFHR LOC, FNMA INSURED) ss +/-                  2.10    07/15/2033         2,585,000
                                                                                                                         15,955,000
                                                                                                                    ---------------
WISCONSIN: 2.81%
      2,400,000   APPLETON WI GREAT NORTHERN CORPORATION PROJECT A (IDR, US BANK NA
                  LOC) ss +/-                                                                  2.15    09/01/2019         2,400,000
        790,000   MIDDLETON WI FRISTAM PUMPS INCORPORATED PROJECT (IDR) ss +/-                 2.20    05/01/2020           790,000
      3,500,000   MILWAUKEE WI RDA HELWIG CARBON PRODUCTS SERIES A (IDR) ss +/-                2.20    11/01/2028         3,500,000
      2,685,000   NEW LONDON WI WOHLT CHEESE CORPORATION PROJECT (IDR) ss +/-                  2.20    07/01/2021         2,685,000
      1,345,000   OREGON WI FIVE K PARTNERSHIP PROJECT A (IDR, US BANK NA LOC)
                  ss +/-                                                                       2.10    06/01/2021         1,345,000
                                                                                                                         10,720,000
                                                                                                                    ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $362,049,822)                                                                       362,049,822
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $368,224,822)*                                    96.33%                                                      $   368,224,822
OTHER ASSETS AND LIABILITIES, NET                        3.67                                                            14,014,180
                                                       ------                                                       ---------------
TOTAL NET ASSETS                                       100.00%                                                      $   382,239,002
                                                       ======                                                       ===============

----------
ss These securities are subject to a demand feature which reduces the effective maturity.

+/-     Variable rate investments.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   56 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
MUNICIPAL BONDS & NOTES: 92.75%
ALABAMA: 2.94%
$     5,800,000   BIRMINGHAM AL PUBLIC EDUCATIONAL BUILDING AUTHORITY STUDENT
                  HOUSING REVENUE (OTHER REVENUE LOC) ss +/-                                   1.86%   07/01/2037   $     5,800,000
     51,450,000   COLUMBIA AL IDA SERIES A (IDR) ss +/-                                        2.47    06/01/2022        51,450,000
     24,900,000   COLUMBIA AL IDA SERIES B (PCR) ss +/-                                        2.47    05/01/2022        24,900,000
     10,000,000   DCH AL HEALTH CARE AUTHORITY (HCFR, REGIONS BANK LOC) ss +/-                 1.89    06/01/2020        10,000,000
      8,700,000   EUTAW AL IDA PCR ALABAMA POWER COMPANY PROJECT (IDR) ss +/-                  2.47    06/01/2028         8,700,000
     15,000,000   MOBILE AL EDUCATIONAL BUILDING AUTHORITY SPRING HILL COLLEGE
                  PROJECT (OTHER REVENUE, REGIONS BANK LOC) ss +/-                             1.84    09/01/2037        15,000,000
     12,000,000   MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY
                  PROJECT SERIES C (IDR) ss +/-                                                1.93    08/01/2017        12,000,000
     40,000,000   MOBILE AL INFIRMARY HEALTH SYSTEM SPECIAL CARE FACILITIES SERIES
                  A (HFFA REVENUE, BANK OF NOVA SCOTIA) ss +/-                                 1.85    02/01/2040        40,000,000
      5,650,000   PRICHARD UNIVERSITY MOBILE AL EDUCATIONAL BUILDING AUTHORITY
                  UNIVERSITY MOBILE PROJECT (LEASE REVENUE, REGIONS BANK
                  LOC) ss +/-                                                                  1.89    03/01/2025         5,650,000
      6,900,000   TUSCALOOSA AL SPECIAL CARE FACILITIES FINANCING AUTHORITY
                  CAPSTONE VILLAGE SERIES C (HCFR, BANQUE NATIONALE PARIS LOC)
                  ss +/-                                                                       1.84    08/01/2010         6,900,000
                                                                                                                        180,400,000
                                                                                                                    ---------------
ALASKA: 0.50%
      6,325,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-507 (OTHER REVENUE,
                  FGIC INSURED) ss +/-                                                         1.88    12/01/2034         6,325,000
     16,060,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-532 (OTHER REVENUE,
                  MBIA INSURED) ss +/-                                                         1.88    12/01/2041        16,060,000
      8,195,000   PUTTABLE FLOATING OPTION TAX EXEMPTS RECEIPTS 4018 (PROPERTY TAX
                  REVENUE, MBIA INSURED) ss +/-                                                1.84    04/01/2021         8,195,000
                                                                                                                         30,580,000
                                                                                                                    ---------------
ARIZONA: 0.23%
      4,000,000   ARIZONA SPORTS & TOURISM AUTHORITY MULTIPURPOSE STADIUM (OTHER
                  REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                                   1.85    07/01/2036         4,000,000
     10,325,000   MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA INSURED)
                  ss +/-                                                                       2.00    04/15/2030        10,325,000
                                                                                                                         14,325,000
                                                                                                                    ---------------
CALIFORNIA: 1.74%
     21,150,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-41 (PROPERTY TAX
                  REVENUE, AMBAC INSURED) ss +/-                                               4.00    06/01/2014        21,150,000
        655,000   ALAMEDA CA CORRIDOR TRANSPORTATION AUTHORITY SERIES 1514
                  (TRANSPORTATION REVENUE, MBIA INSURED) ss +/-                                2.31    10/01/2032           655,000
     21,310,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (WATER
                  REVENUE LOC, FSA INSURED) ss +/-                                             1.90    05/01/2022        21,310,000
     18,480,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER REVENUE,
                  FIRST SECURITY BANK LOC) ss +/-                                              1.77    05/01/2017        18,480,000
      4,325,000   DESERT CA COMMUNITY COLLEGE DISTRICT CLASS A (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                                     1.89    08/01/2037         4,325,000
     17,315,000   LOS ANGELES CA DW&P ss +/-                                                   1.91    07/01/2039        17,315,000
     15,000,000   LOS ANGELES CA USD TRAN SERIES A                                             4.00    12/29/2008        15,038,857
      6,500,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCE AUTHORITY ROCS
                  RR II 11579 (SEWER REVENUE, CITIBANK NA LOC) ss +/-                          1.82    12/01/2035         6,500,000
      1,880,000   SWEETWATER CA UNION HIGH SCHOOL DISTRICT ROCS RR II 11484
                  (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC) ss +/-                       1.94    08/01/2029         1,880,000
                                                                                                                        106,653,857
                                                                                                                    ---------------
COLORADO: 1.74%
     21,330,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2005-30 COLORADO (COLLEGE
                  AND UNIVERSITY REVENUE, FIRST SECURITY BANK LOC) ss +/-                      1.96    06/01/2013        21,330,000
      2,765,000   AURORA CO CENTRETECH METROPOLITAN DISTRICT (OTHER REVENUE, US
                  BANK NA LOC) ss +/-                                                          1.84    12/01/2017         2,765,000
      2,000,000   AURORA CO CENTRETECH METROPOLITAN DISTRICT (OTHER REVENUE, US
                  BANK NA LOC) ss +/-                                                          1.84    12/01/2028         2,000,000

                   Wells Fargo Advantage Money Market Funds 57


              Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
COLORADO (CONTINUED)
$    13,785,000   BROOMFIELD CO URBAN RENEWAL AUTHORITY EVENT CENTER PROJECT (TAX
                  INCREMENTAL REVENUE, BANQUE NATIONALE PARIS LOC) ss +/-                      1.86%   12/01/2030   $    13,785,000
      8,625,000   COMMERCE CITY CO NORTHERN INFRASTRUCTURE GENERAL IMPROVEMENT
                  DISTRICT (OTHER REVENUE, US BANK NA LOC) ss +/-                              1.84    12/01/2038         8,625,000
      5,000,000   COMMERCE CITY CO NORTHERN INFRASTRUCTURE GENERAL IMPROVEMENT
                  DISTRICT (PROPERTY TAX REVENUE, US BANK NA LOC) ss +/-                       1.84    12/01/2028         5,000,000
      7,560,000   CORNERSTONE CO METROPOLITAN DISTRICT #1 (OTHER REVENUE, BANK OF
                  AMERICA NA LOC) ss +/-                                                       1.87    12/01/2036         7,560,000
      6,600,000   DENVER CO CITY & COUNTY COTTONWOOD CREEK SERIES A (MHFR, FHLMC
                  INSURED) ss +/-                                                              1.80    04/15/2014         6,600,000
     14,575,000   FITZSIMONS RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-             1.90    01/01/2025        14,575,000
      6,665,000   MOUNTAIN VILLAGE CO HOUSING AUTHORITY VILLAGE COURT APARTMENTS
                  PROJECT (MFHR, US BANK NA LOC) ss +/-                                        1.89    11/01/2033         6,665,000
     10,600,000   SOUTH GLENN CO METROPOLITAN DISTRICT (OTHER REVENUE, BANQUE
                  NATIONALE PARIS LOC) ss +/-                                                  1.89    12/01/2030        10,600,000
      7,365,000   SOUTHEAST CO PUBLIC IMPROVEMENT METROPOLITAN DISTRICT (PROPERTY
                  TAX REVENUE, US BANK NA LOC) ss +/-                                          1.89    11/15/2034         7,365,000
                                                                                                                        106,870,000
                                                                                                                    ---------------
DISTRICT OF COLUMBIA: 0.51%
     14,770,000   DISTRICT OF COLUMBIA NATIONAL ASSOCIATION OF YOUNG CHILDREN (OTHER
                  REVENUE, WACHOVIA BANK LOC) ss +/-                                           1.88    04/01/2036        14,770,000
     12,560,000   DISTRICT OF COLUMBIA SERIES 2011 (OTHER REVENUE, FGIC INSURED)
                  ss +/-                                                                       2.34    06/01/2015        12,560,000
      4,285,000   DISTRICT OF COLUMBIA SERIES A (PROPERTY TAX REVENUE, ALLIED IRISH
                  BANK PLC LOC) ss +/-                                                         1.90    06/01/2034         4,285,000
                                                                                                                         31,615,000
                                                                                                                    ---------------
FLORIDA: 10.08%
     18,050,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-83 FLORIDA (TAX
                  INCREMENTAL REVENUE, MBIA INSURED) ss +/-                                    3.34    01/01/2015        18,050,000
      5,710,000   BREVARD COUNTY FL WUESTHOFF MEMORIAL HOSPITAL PROJECT (HEALTH
                  FACILITIES FINANCING AUTHORITY REVENUE, WACHOVIA BANK LOC) ss +/-            1.85    08/01/2031         5,710,000
      8,835,000   BROWARD COUNTY FL HFA ISLAND CLUB APARTMENTS SERIES A (MFHR, FHLMC
                  INSURED) ss +/-                                                              1.87    07/01/2031         8,835,000
     11,350,000   CAPITAL TRANSFER AGENCY FLORIDA PORTOFINO VILLAS SERIES A (OTHER
                  REVENUE, FNMA INSURED) ss +/-                                                2.00    04/15/2036        11,350,000
     14,555,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-496 (OTHER REVENUE,
                  MBIA INSURED) ss +/-                                                         1.95    10/01/2037        14,555,000
      6,435,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-547 (OTHER REVENUE,
                  MBIA INSURED) ss +/-                                                         1.90    10/01/2026         6,435,000
        695,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-518 (OTHER REVENUE,
                  AMBAC INSURED) ss +/-                                                        1.88    10/01/2028           695,000
      2,265,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-538 (OTHER REVENUE,
                  AMBAC INSURED) ss +/-                                                        1.88    04/01/2027         2,265,000
      4,000,000   DUVAL COUNTY FL HFA SUNBEAM ROAD APARTMENTS PROJECT (HOUSING
                  REVENUE, US BANK NA LOC) ss +/-                                              1.84    07/01/2025         4,000,000
     53,125,000   FLORIDA GAS SUPPLY PROJECT #2-A-1 (UTILITIES REVENUE) ss +/-                 1.95    11/01/2026        53,125,000
     18,320,000   FLORIDA GAS SUPPLY PROJECT #2-A-2 (UTILITIES REVENUE) ss +/-                 1.90    11/01/2026        18,320,000
     12,700,000   FLORIDA GULF COAST UNIVERSITY FINANCING CORPORATION HOUSING
                  PROJECT SERIES A (COLLEGE AND UNIVERSITY REVENUE, WACHOVIA BANK
                  LOC) ss +/-                                                                  1.86    02/01/2038        12,700,000
     11,800,000   FLORIDA HEFAR FINANCING JACKSONVILLE UNIVERSITY PROJECT (COLLEGE &
                  UNIVERSITY REVENUE, RADIAN INSURED) ss +/-                                   1.85    07/01/2036        11,800,000
      5,100,000   FLORIDA HFA (MFHR, FHLMC INSURED) ss +/-                                     1.94    12/01/2013         5,100,000
     10,500,000   FLORIDA KEYS AQUEDUCT AUTHORITY (OTHER REVENUE) ss +/-                       1.79    09/01/2035        10,500,000
      9,980,000   FLORIDA STATE DEPARTMENT OF ENVIRONMENTAL PROTECTION SERIES 2197
                  (OTHER REVENUE, MBIA INSURED) ss +/-                                         2.04    07/01/2024         9,980,000
     11,450,000   FLORIDA USF FINANCING CORPORATION COP MASTER LEASE PROGRAM SERIES
                  B1 (LEASE REVENUE, AMBAC INSURED) ss +/-                                     1.80    07/01/2035        11,450,000
        385,000   FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT (HCFR,
                  WACHOVIA BANK LOC) ss +/-                                                    2.05    12/01/2014           385,000
      2,085,000   HILLSBOROUGH COUNTY FL SCHOOL BOARD COP SERIES C (LEASE REVENUE,
                  MBIA INSURED) ss +/-                                                         2.55    07/01/2030         2,085,000
     10,685,000   JACKSONVILLE FL BAPTIST MEDICAL CENTER PROJECT (HCFR, WACHOVIA
                  BANK LOC) ss +/-                                                             2.45    08/15/2021        10,685,000
     20,600,000   JACKSONVILLE FL HEALTH FACILITIES AUTHORITY BAPTIST MEDICAL SERIES
                  B (OTHER REVENUE, BANK OF AMERICA NA LOC) ss +/-                             2.45    08/15/2033        20,600,000
     10,835,000   MARTIN COUNTY FL POWER & LIGHT COMPANY PROJECT (IDR) ss +/-                  2.40    07/15/2022        10,835,000

                   58 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
FLORIDA (CONTINUED)
$    10,180,000   MIAMI DADE COUNTY FL EXPRESSWAY AUTHORITY SERIES 1339 (TOLL ROAD
                  REVENUE) ss +/-                                                              2.34%   07/01/2012   $    10,180,000
     44,225,000   MIAMI DADE COUNTY FL HEALTH FACILITIES AUTHORITY MIAMI CHILDRENS
                  HOSPITAL PROJECT B2 (HCFR, MBIA INSURED) ss +/-                              1.80    08/01/2034        44,225,000
     44,250,000   MIAMI DADE COUNTY FL HEALTH FACILITIES AUTHORITY MIAMI CHILDRENS
                  HOSPITAL PROJECT B3 (HCFR, MBIA INSURED) ss +/-                              1.80    08/01/2034        44,250,000
      6,135,000   MIAMI DADE COUNTY FL SCHOOL BOARD (LEASE REVENUE, FIRST SECURITY BANK
                  LOC) ss +/-++                                                                2.19    08/01/2021         6,135,000
     13,490,000   MIAMI DADE COUNTY FL SERIES 2839 (PROPERTY TAX REVENUE, GUARANTEE
                  AGREEMENT) ss +/-                                                            1.99    07/01/2013        13,490,000
     17,500,000   NORTH BROWARD FL HOSPITAL DISTRICT (HEALTHCARE FACILITIES REVENUE,
                  MBIA INSURED) ss +/-                                                         1.85    01/15/2027        17,500,000
     15,000,000   NORTH BROWARD FL HOSPITAL DISTRICT SERIES A (HEALTHCARE FACILITIES
                  REVENUE, MBIA INSURED) ss +/-                                                1.85    01/15/2027        15,000,000
      1,415,000   ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT SERIES A (IDR, BANK OF
                  AMERICA NA LOC) ss +/-                                                       1.92    05/01/2027         1,415,000
      3,625,000   ORANGE COUNTY FL EDUCATIONAL FACILITIES AUTHORITY ROLLINS COLLEGE
                  PROJECT (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)
                  ss +/-                                                                       1.90    12/01/2034         3,625,000
     24,585,000   ORANGE COUNTY FL SCHOOL BOARD COP SERIES A (GO - SCHOOL DISTRICTS,
                  MBIA INSURED) ss                                                             5.25    08/01/2023        25,613,808
      4,170,000   PALM BEACH COUNTY FL CHILDRENS HOME PROJECT (OTHER REVENUE, BANK OF
                  AMERICA NA LOC) ss +/-                                                       1.90    05/01/2038         4,170,000
      3,060,000   PALM BEACH COUNTY FL JUPITER MEDICAL CENTER INCORPORATED SERIES B
                  (HEALTHCARE FACILITIES REVENUE, WACHOVIA BANK LOC) ss +/-                    1.90    08/01/2020         3,060,000
      3,400,000   PALM BEACH COUNTY FL KINGS ACADEMY INCORPORATED PROJECT (PRIVATE
                  SCHOOL REVENUE, WACHOVIA BANK LOC) ss +/-                                    1.86    08/01/2031         3,400,000
        300,000   PALM BEACH COUNTY FL NORTON GALLERY INCORPORATED (COLLEGE &
                  UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION LOC) ss +/-                   1.85    05/01/2025           300,000
     12,990,000   PALM BEACH COUNTY FL SCHOOL BOARD SERIES 2089 (OTHER REVENUE, FIRST
                  SECURITY BANK LOC) ss +/-                                                    1.99    08/01/2026        12,990,000
     10,460,000   PALM BEACH COUNTY FL SCHOOL BOARD SERIES 2925Z (LEASE REVENUE, FIRST
                  SECURITY BANK LOC) ss +/-                                                    1.99    08/01/2011        10,460,000
      5,500,000   PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY INCORPORATED PROJECT
                  (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST CORPORATION
                  LOC) ss +/-                                                                  1.86    05/01/2031         5,500,000
      4,830,000   PORT OF SAINT JOE FL (WATER & SEWER REVENUE, REGIONS BANK LOC)
                  ss +/-                                                                       1.87    12/01/2038         4,830,000
     27,135,000   SARASOTA COUNTY FL CONTINUING CARE RETIREMENT COMMUNITY GLENRIDGE
                  PALMER PROJECT (HFFA REVENUE, BANK OF SCOTLAND LOC) ss +/-                   2.45    06/01/2036        27,135,000
      5,090,000   SARASOTA COUNTY FL PLANNED PARENTHOOD INCORPORATED PROJECT (OTHER
                  REVENUE, WACHOVIA BANK LOC) ss +/-                                           1.87    10/01/2041         5,090,000
     15,600,000   SARASOTA COUNTY FL PUBLIC HOSPITAL DISTRICT (HOSPITAL REVENUE, AMBAC
                  INSURED) ss +/-                                                              1.81    07/01/2037        15,600,000
      1,175,000   SARASOTA COUNTY FL SARASOTA MILITARY ACADEMY (PRIVATE SCHOOL REVENUE,
                  WACHOVIA BANK LOC) ss +/-                                                    1.90    02/01/2034         1,175,000
     10,745,000   SOUTH FL WATER MANAGEMENT DISTRICT COP (LEASE REVENUE, AMBAC INSURED)
                  ss +/-                                                                       1.87    10/01/2022        10,745,000
     19,730,000   SOUTH FL WATER MANAGEMENT DISTRICT COP CLASS A (LEASE REVENUE, AMBAC
                  INSURED) ss +/-                                                              1.97    10/01/2036        19,730,000
     19,960,000   TAMPA BAY FL WATER UTILITY SYSTEM (WATER REVENUE, FGIC INSURED)
                  ss +/-                                                                       1.85    10/01/2023        19,960,000
     14,300,000   TAMPA FL UNIVERSITY OF TAMPA LLC PROJECT (HEFAR) ss +/-                      1.85    10/01/2037        14,300,000
     30,000,000   UNIVERSITY OF SOUTH FLORIDA FINANCING CORPORATION COP (LEASE REVENUE,
                  WACHOVIA BANK LOC) ss +/-                                                    1.80    07/01/2037        30,000,000
                                                                                                                        619,338,808
                                                                                                                    ---------------
GEORGIA: 4.69%
     20,000,000   ATLANTA GA (WATER & SEWER REVENUE, WACHOVIA BANK LOC) ss +/-                 1.82    11/01/2041        20,000,000
     14,250,000   ATLANTA GA AIRPORT PASSENGER FACILITY CHARGE (OTHER REVENUE, FIRST
                  SECURITY BANK LOC) ss +/-                                                    2.21    01/01/2033        14,250,000
      6,205,000   ATLANTA GA WESTSIDE PROJECT SERIES B (TAX INCREMENTAL REVENUE,
                  WACHOVIA BANK LOC) ss +/-                                                    1.88    12/01/2023         6,205,000
     82,300,000   COBB COUNTY GA (PROPERTY TAX REVENUE)                                        2.25    12/31/2008        82,486,793
      3,195,000   COBB COUNTY GA HOUSING AUTHORITY TAMARRON APARTMENTS PROJECT (HOUSING
                  REVENUE, FHLMC INSURED) ss +/-                                               1.90    03/01/2024         3,195,000
     10,000,000   COBB COUNTY GA KENNESTONE HOSPITAL AUTHORITY (OTHER REVENUE, SUNTRUST
                  BANK LOC) ss +/-                                                             1.86    04/01/2040        10,000,000
      8,375,000   DEKALB NEWTOWN GWINETT COUNTIES GA REAL ESTATE PACKAGE I LLC (COLLEGE
                  & UNIVERSITY REVENUE, WACHOVIA BANK LOC) ss +/-                              1.90    06/01/2032         8,375,000
     14,995,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY CATHOLIC SCHOOL PROPERTIES
                  INCORPORATED (PRIVATE SCHOOL REVENUE, WACHOVIA BANK LOC) ss +/-              1.85    04/01/2024        14,995,000
      3,500,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY GEORGIA TECH FACILITIES
                  PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE, SUNTRUST BANK
                  LOC) ss +/-                                                                  1.90    05/01/2037         3,500,000

                  Wells Fargo Advantage Money Market Funds 59


             Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
GEORGIA (continued)
$     3,500,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY GEORGIA TECH FACILITIES PROJECT
                  SERIES B (COLLEGE & UNIVERSITY REVENUE, SUNTRUST BANK LOC) ss +/-            1.90%   06/01/2032   $     3,500,000
      9,295,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY GEORGIA TECH FACILITIES PROJECT
                  SERIES D (OTHER REVENUE, SUNTRUST BANK LOC) ss +/-                           1.90    06/01/2020         9,295,000
      4,760,000   FULTON COUNTY GA NORTHSIDE SERIES B (HOSPITAL REVENUE, WACHOVIA BANK
                  LOC) ss +/-                                                                  2.45    10/01/2033         4,760,000
     22,740,000   FULTON COUNTY GA RESIDENTIAL CARE FACILITIES FIRST MORTGAGE LENBROOK
                  PROJECT C (HOSPITAL REVENUE, BANK OF SCOTLAND LOC) ss +/-                    1.85    07/01/2017        22,740,000
     13,410,000   FULTON COUNTY GA SERIES 1474 (WATER & SEWER REVENUE) ss +/-                  1.99    07/01/2012        13,410,000
     16,000,000   GEORGIA MEDICAL CENTER HOSPITAL AUTHORITY (OTHER REVENUE) ss +/-             1.90    03/07/2013        16,000,000
     12,000,000   GEORGIA MUNICIPAL GAS AUTHORITY PORTFOLIO III PROJECT SERIES B (OTHER
                  REVENUE, WACHOVIA BANK LOC) ss +/-                                           1.92    02/01/2015        12,000,000
      5,500,000   GEORGIA PRIVATE COLLEGES & UNIVERSITY AUTHORITY MERCER UNIVERSITY
                  PROJECT SERIES A (OTHER REVENUE) ss +/-                                      1.88    10/01/2036         5,500,000
     24,885,000   HEARD COUNTY GA DEVELOPMENT AUTHORITY OWER WANSLEY (OTHER REVENUE)
                  ss +/-                                                                       2.50    09/01/2029        24,885,000
      4,000,000   MONROE COUNTY GA DEVELOPMENT AUTHORITY SCHERER PROJECT (OTHER REVENUE)
                  ss +/-                                                                       2.47    04/01/2032         4,000,000
      9,285,000   ROSELL GA HOUSING AUTHORITY (HOUSING REVENUE, FHLMC INSURED)
                  ss +/-                                                                       1.90    01/01/2034         9,285,000
                                                                                                                        288,381,793
                                                                                                                     ---------------
HAWAII: 0.12%
      7,235,000   HAWAII STATE (TOLL ROAD REVENUE, FIRST SECURITY BANK LOC) ss +/-             1.96    07/01/2019         7,235,000
                                                                                                                     ---------------
IDAHO: 1.11%
     17,800,000   COEUR D ALENE ID (OTHER REVENUE, BANK OF AMERICA NA LOC) ss +/-              1.90    08/15/2022        17,800,000
     49,885,000   IDAHO STATE TAX ANTICIPATION NOTES (PROPERTY TAX REVENUE)                    3.00    06/30/2009        50,402,288
                                                                                                                         68,202,288
                                                                                                                     ---------------
ILLINOIS: 7.10%
     16,340,000   CHICAGO IL BOARD OF EDUCATION SERIES 3010 (PROPERTY TAX REVENUE, AMBAC
                  INSURED) ss +/-                                                              1.84    12/01/2030        16,340,000
     18,580,000   COOK COUNTY IL (OTHER REVENUE, FIRST SECURITY BANK LOC) ss +/-               1.98    11/15/2025        18,580,000
     11,597,500   COOK COUNTY IL GO CERTIFICATES SERIES 458 (PROPERTY TAX REVENUE, FGIC
                  INSURED) ss +/-                                                              2.14    11/15/2028        11,597,500
     10,595,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-502 (OTHER REVENUE, FIRST
                  SECURITY BANK LOC) ss +/-                                                    2.00    01/01/2033        10,595,000
      1,630,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-555 (OTHER REVENUE, FIRST
                  SECURITY BANK LOC) ss +/-                                                    2.00    12/01/2021         1,630,000
      5,000,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-623 (SALES TAX REVENUE,
                  MBIA INSURED) ss +/-                                                         1.88    06/15/2040         5,000,000
      4,560,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-534 (OTHER REVENUE, AMBAC
                  INSURED) ss +/-                                                              1.88    01/01/2022         4,560,000
     24,800,000   HOFFMAN ESTATES IL HOFFMAN ESTATES ECONOMIC (TAX REVENUE, NORTHERN
                  TRUST CORPORATION LOC) ss +/-                                                1.83    01/01/2010        24,800,000
      5,480,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY CHICAGO ACADEMY OF SCIENCES
                  (RECREATIONAL FACILITIES REVENUE, JPMORGAN CHASE BANK LOC) ss +/-            1.87    01/01/2033         5,480,000
      8,200,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY CHICAGO SYMPHONY ORCHESTRA
                  PROJECT (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST CORPORATION
                  LOC) ss +/-                                                                  1.80    12/01/2028         8,200,000
      4,500,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY COOK COMMUNICATIONS PROJECT
                  (OTHER REVENUE, BANK OF AMERICA NA LOC) ss +/-                               1.90    03/01/2017         4,500,000
      1,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY LAKE FOREST ACADEMY (OTHER
                  REVENUE, NORTHERN TRUST CORPORATION LOC) ss +/-                              1.84    12/01/2024         1,000,000
      4,300,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY LOYALA ACADEMY PROJECT (PRIVATE
                  SCHOOL REVENUE, JPMORGAN CHASE BANK LOC) ss +/-                              1.87    10/01/2031         4,300,000
     22,435,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCCORMICK THEOLOGICAL PROJECT B
                  (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION LOC)
                  ss +/-                                                                       1.84    06/01/2035        22,435,000
      9,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY PRESBYTERIAN HOMES PROJECT
                  (HCFR, NORTHERN TRUST CORPORATION LOC) ss +/-                                1.84    04/01/2035         9,000,000
     14,500,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY ROOSEVELT UNIVERSITY PROJECT
                  (COLLEGE & UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC) ss +/-               1.87    04/01/2025        14,500,000
     10,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY ST. IGNATIUS COLLEGE (OTHER
                  REVENUE, NORTHERN TRUST CORPORATION LOC) ss +/-                              1.84    06/01/2024        10,000,000
      5,000,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY CHICAGO ZOOLOGICAL SOCIETY
                  SERIES B (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC) ss +/-              1.84    12/15/2025         5,000,000

                  60 Wells Fargo Advantage Money Market Funds


             Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
ILLINOIS (continued)
$       185,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY NEWBERRY LIBRARY PROJECT
                  (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC) ss +/-                       1.98%   03/01/2028   $       185,000
      8,385,000   ILLINOIS FINANCE AUTHORITY BRADLEY UNIVERSITY SERIES A (OTHER REVENUE,
                  NORTHERN TRUST CORPORATION LOC) ss +/-                                       1.86    04/01/2033         8,385,000
      7,450,000   ILLINOIS FINANCE AUTHORITY BRADLEY UNIVERSITY SERIES B (OTHER REVENUE,
                  NORTHERN TRUST CORPORATION LOC) ss +/-                                       2.00    04/01/2038         7,450,000
      8,000,000   ILLINOIS FINANCE AUTHORITY CHICAGO SYMPHONY ORCHESTRA (RECREATIONAL
                  FACILITIES REVENUE) ss +/-                                                   1.80    05/01/2048         8,000,000
      5,000,000   ILLINOIS FINANCE AUTHORITY CHICAGOLAND LABORERS SERIES 2 (OTHER
                  REVENUE, FIFTH THIRD BANK LOC) ss +/-                                        1.84    06/01/2038         5,000,000
      2,400,000   ILLINOIS FINANCE AUTHORITY ELGIN ACADEMY PROJECT (OTHER REVENUE)
                  ss +/-                                                                       1.88    06/01/2037         2,400,000
      8,600,000   ILLINOIS FINANCE AUTHORITY ELMHURST MEMORIAL HEALTHCARE SERIES D
                  (HCFR, NORTHERN TRUST CORPORATION LOC) ss +/-                                1.79    01/01/2048         8,600,000
      5,635,000   ILLINOIS FINANCE AUTHORITY LAKE COUNTY FAMILY YMCA (OTHER REVENUE)
                  ss +/-                                                                       1.87    11/01/2037         5,635,000
     12,750,000   ILLINOIS FINANCE AUTHORITY LAKE FOREST COUNTRY DAY SCHOOL PROJECT
                  (PRIVATE SCHOOL REVENUE, NORTHERN TRUST CORPORATION LOC) ss +/-              1.84    07/01/2035        12,750,000
     26,075,000   ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES (HFFA REVENUE, NORTHERN
                  TRUST CORPORATION LOC) ss +/-                                                1.84    09/01/2024        26,075,000
     20,000,000   ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES PROJECT (OTHER REVENUE,
                  FIRST SECURITY BANK LOC) ss +/-                                              2.08    09/01/2031        20,000,000
      8,800,000   ILLINOIS FINANCE AUTHORITY RICHARD H. DRIEHAUS MUSEUM (OTHER REVENUE,
                  NORTHERN TRUST CORPORATION LOC) ss +/-                                       1.84    02/01/2035         8,800,000
      4,400,000   ILLINOIS FINANCE AUTHORITY SACRED HEART SCHOOLS PROJECT (OTHER
                  REVENUE, FIFTH THIRD BANK LOC) ss +/-                                        1.84    07/01/2042         4,400,000
     43,570,000   ILLINOIS FINANCE AUTHORITY SPERTUS INSTITUTE (GO - STATES,
                  TERRITORIES, NORTHERN TRUST CORPORATION LOC) ss +/-                          1.83    09/01/2035        43,570,000
     13,000,000   ILLINOIS FINANCE AUTHORITY ST. IGNATIUS COLLEGE (PRIVATE SCHOOL
                  REVENUE, JPMORGAN CHASE BANK LOC) ss +/-                                     1.87    12/01/2036        13,000,000
      5,820,000   ILLINOIS FINANCE AUTHORITY THE CATHERINE COOK SCHOOL PROJECT (PRIVATE
                  SCHOOL REVENUE, NORTHERN TRUST CORPORATION LOC) ss +/-                       1.85    01/01/2037         5,820,000
      7,200,000   ILLINOIS FINANCE AUTHORITY THRESHOLDS PROJECT (HCFR, NORTHERN TRUST
                  CORPORATION LOC) ss +/-                                                      1.84    11/01/2035         7,200,000
      4,500,000   ILLINOIS FINANCE AUTHORITY XAVIER UNIVERSITY (COLLEGE & UNIVERSITY
                  REVENUE, LASALLE NATIONAL BANK NA LOC) ss +/-                                1.90    10/01/2033         4,500,000
        200,000   ILLINOIS STATE SERIES 660 (PROPERTY TAX REVENUE, AMBAC INSURED)
                  ss +/-                                                                       2.34    11/01/2012           200,000
      7,530,000   ILLINOIS STATE SERIES G (GO STATES, TERRITORIES) ss +/-                      1.96    05/01/2012         7,530,000
      5,170,000   ILLINOIS STATE SERIES II (PROPERTY TAX REVENUE, MBIA INSURED)
                  ss +/-                                                                       2.04    10/01/2020         5,170,000
      4,100,000   ILLINOIS STATE XAVIER UNIVERSITY PROJECT SERIES A (COLLEGE &
                  UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC) ss +/-                     1.90    10/01/2032         4,100,000
      6,000,000   KENDALL KANE & WILL COUNTIES IL COMMUNITY UNIT SCHOOL DISTRICT # 308
                  (PROPERTY TAX REVENUE, MBIA INSURED) ss +/-                                  1.87    02/01/2023         6,000,000
      3,000,000   LAKE VILLA IL ALLENDALE ASSOCIATION PROJECT (OTHER REVENUE, LASALLE
                  NATIONAL BANK NA LOC) ss +/-                                                 1.93    10/01/2026         3,000,000
      9,970,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4124 (PROPERTY TAX
                  REVENUE, AMBAC INSURED) ss +/-                                               2.09    01/01/2023         9,970,000
     18,455,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4454 (OTHER REVENUE, MBIA
                  INSURED) ss +/-                                                              2.47    01/01/2024        18,455,000
      3,650,000   SAINT CLAIR COUNTY IL MCKENDREE COLLEGE PROJECT (COLLEGE AND
                  UNIVERSITY REVENUE, BANK OF AMERICA NA LOC) ss +/-                           1.90    06/01/2034         3,650,000
      2,475,000   WARREN COUNTY IL MONMOUTH COLLEGE PROJECT (COLLEGE & UNIVERSITY
                  REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                                   1.87    12/01/2032         2,475,000
      6,000,000   WILL COUNTY IL UNIVERSITY OF SAINT FRANCIS PROJECT (COLLEGE AND
                  UNIVERSITY REVENUE, FIFTH THIRD BANK LOC) ss +/-                             1.86    12/01/2037         6,000,000
                                                                                                                         435,837,500
                                                                                                                     ---------------

                  Wells Fargo Advantage Money Market Funds 61


             Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
INDIANA: 3.50%
$    11,190,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2004-11 (LEASE REVENUE, FIRST
                  SECURITY BANK LOC) ss +/-                                                    1.96%   01/15/2012   $    11,190,000
      2,940,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-549 (OTHER REVENUE, FGIC
                  INSURED) ss +/-                                                              1.88    07/10/2021         2,940,000
      2,755,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-550 (OTHER REVENUE, FGIC
                  INSURED) ss +/-                                                              1.84    07/15/2026         2,755,000
     95,210,000   INDIANA ADVANCE FUNDING PROGRAM NOTES SERIES A (OTHER REVENUE)               3.00    01/30/2009        95,554,712
      5,595,000   INDIANA FINANCE AUTHORITY NORTHSHORE HEALTH CENTER PROJECT (HEALTHCARE
                  FACILITIES REVENUE) ss +/-                                                   2.43    07/01/2038         5,595,000
      5,325,000   INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY CLARIAN
                  HEALTH SERIES C (OTHER REVENUE, BRANCH BANKING & TRUST) ss +/-               1.60    02/15/2030         5,325,000
      8,980,000   INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY CLARIAN
                  HEALTH SERIES D (OTHER REVENUE, BRANCH BANKING & TRUST) ss +/-               1.80    02/15/2030         8,980,000
     14,195,000   INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY SCHNECK
                  MEMORIAL HOSPITAL SERIES B (HOSPITAL REVENUE, FIFTH THIRD BANK LOC)
                  ss +/-                                                                       2.48    02/15/2036        14,195,000
     10,720,000   INDIANA HFFA DEACONESS HOSPITAL INCORPORATION (HCFR, FIFTH THIRD BANK
                  LOC) ss +/-                                                                  1.83    01/01/2022        10,720,000
      1,245,000   INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION SERIES A
                  (HCFR, US BANK NA LOC) ss +/-                                                2.48    10/01/2032         1,245,000
      7,000,000   INDIANA MARGARET MARY COMMUNITY HOSPITAL SERIES A (HEALTH FACILITIES
                  FINANCING AUTHORITY REVENUE, FIFTH THIRD BANK LOC) ss +/-                    2.48    12/01/2029         7,000,000
      1,600,000   INDIANA PROJECT A (HFFA REVENUE, COMERICA BANK NA LOC) ss +/-                2.48    01/01/2035         1,600,000
      2,860,000   INDIANA STATE DEVELOPMENT FINANCE AUTHORITY CATHEDRAL HIGH SCHOOL
                  (PRIVATE SCHOOL REVENUE, FIFTH THIRD BANK LOC) ss +/-                        2.48    09/01/2026         2,860,000
      3,000,000   INDIANA STATE FINANCE AUTHORITY MARION GENERAL HOSPITAL PROJECT
                  SERIES A (OTHER REVENUE, REGIONS BANK LOC) ss +/-                            1.90    07/01/2035         3,000,000
      8,330,000   INDIANA STATE UNIVERSITY OF INDIANAPOLIS (COLLEGE & UNIVERSITY
                  REVENUE, FIFTH THIRD BANK LOC) ss +/-                                        2.48    10/01/2030         8,330,000
      9,975,000   INDIANA TRANSPORTATION FINANCE AUTHORITY SERIES DB 117 (TOLL ROAD
                  REVENUE, FGIC INSURED) ss +/-                                                1.88    06/01/2029         9,975,000
     11,905,000   INDIANAPOLIS IN CANAL SQUARE APARTMENTS (MULTI-FAMILY HOUSING REVENUE,
                  FHLMC INSURED) ss +/-                                                        1.75    04/01/2033        11,905,000
      3,000,000   INDIANAPOLIS IN GAS UTILITY SERIES D208 (OTHER REVENUE, GUARANTEE
                  AGREEMENT) ss +/-                                                            1.92    08/15/2027         3,000,000
      5,000,000   JASPER IN HOSPITAL AUTHORITY LITTLE COMPANY MARY HOSPITAL (HCRD, FIFTH
                  THIRD BANK LOC) ss +/-                                                       1.86    05/01/2028         5,000,000
      3,800,000   MARION IN ECONOMIC DEVELOPMENT WESLEYAN UNIVERSITY PROJECT (COLLEGE &
                  UNIVERSITY REVENUE, BANK OF AMERICA NA LOC) ss +/-                           1.90    06/01/2036         3,800,000
                                                                                                                        214,969,712
                                                                                                                     ---------------
IOWA: 1.28%
      8,985,000   IOWA FINANCE AUTHORITY CARE INITIATIVES PROJECT (OTHER REVENUE, KBC
                  BANK NV LOC) ss +/-                                                          2.45    11/01/2026         8,985,000
      2,960,000   IOWA FINANCE AUTHORITY CEDARWOOD HILLS PROJECT SERIES A (MFHR, FHLMC
                  INSURED) ss +/-                                                              2.10    05/01/2031         2,960,000
     11,095,000   IOWA FINANCE AUTHORITY GREAT RIVER MEDICAL CENTER PROJECT (HEALTHCARE
                  FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                        2.45    06/01/2027        11,095,000
      9,465,000   IOWA FINANCE AUTHORITY HOLY FAMILY CATHOLIC SCHOOLS (EDUCATIONAL
                  FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                        2.48    03/01/2036         9,465,000
      4,500,000   IOWA FINANCE AUTHORITY MORNINGSIDE COLLEGE PROJECT (COLLEGE &
                  UNIVERSITY REVENUE, US BANK NA LOC) ss +/-                                   2.48    10/01/2012         4,500,000
      5,715,000   IOWA FINANCE AUTHORITY STUDENT HOUSING DES MOINES LLC PROJECT A
                  (HOUSING REVENUE, CITIBANK NA LOC) ss +/-                                    1.87    06/01/2039         5,715,000
      2,100,000   IOWA HIGHER EDUCATION LOAN AUTHORITY MOUNT MERCY COLLEGE PROJECT
                  (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC) ss +/-                2.48    07/01/2025         2,100,000
      4,600,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE DUBUQUE PROJECT
                  (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION LOC)
                  ss +/-                                                                       2.48    05/01/2029         4,600,000
      4,695,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE PROJECT (OTHER
                  REVENUE, JPMORGAN CHASE BANK LOC) ss +/-                                     2.48    10/01/2038         4,695,000
     14,890,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES AMBROSE (COLLEGE
                  & UNIVERSITY REVENUE LOC) ss +/-                                             2.45    04/01/2033        14,890,000

                  62 Wells Fargo Advantage Money Market Funds


             Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
IOWA (continued)
$     1,900,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES DES MOINES
                  UNIVERSITY PROJECT (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK
                  PLC LOC) ss +/-                                                              2.48%   10/01/2033   $     1,900,000
      7,500,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES UNIVERSITY OF
                  DUBUQUE (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION LOC)
                  ss +/-                                                                       2.45    04/01/2035         7,500,000
                                                                                                                         78,405,000
                                                                                                                    ---------------
KENTUCKY: 1.14%
      8,145,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-38 KENTUCKY (SEWER REVENUE,
                  AMBAC INSURED) ss +/-                                                        3.34    05/15/2014         8,145,000
     11,360,000   JEFFERSON COUNTY KY STUDENT HOUSING UNIVERSITY OF LOUISVILLE PROJECT
                  SERIES (LEASE REVENUE, WACHOVIA BANK LOC) ss +/-                             1.87    09/01/2029        11,360,000
     22,250,000   KENTUCKY ASSET LIABILITY COMMISSION TRAN SERIES A (OTHER REVENUE)            3.00    06/25/2009        22,466,292
      9,425,000   LOUISVILLE & JEFFERSON COUNTY KY METROPOLITAN GOVERNMENT WATERFORD
                  PLACE APARTMENTS PROJECT (HOUSING REVENUE, FHLMC INSURED) ss +/-             1.90    01/01/2034         9,425,000
      5,100,000   LOUISVILLE & JEFFERSON COUNTY KY ST. MARY ACADEMY PROJECT (OTHER
                  REVENUE, FIFTH THIRD BANK LOC) ss +/-                                        1.86    01/01/2038         5,100,000
      8,555,000   WARREN COUNTY KY BOWLING GREEN WARREN (OTHER REVENUE, GUARANTEE
                  AGREEMENT) ss +/-                                                            1.85    04/01/2037         8,555,000
      5,000,000   WILLIAMSTOWN KY LEAGUE OF CITIES FUNDING TRUST SERIES A (OTHER
                  REVENUE, US BANK NA LOC) ss +/-                                              1.86    07/01/2038         5,000,000
                                                                                                                         70,051,292
                                                                                                                    ---------------
LOUISIANA: 1.88%
     15,000,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2002-17 (OTHER REVENUE, AMBAC
                  INSURED) ss +/-                                                              2.24    06/01/2010        15,000,000
      1,285,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-577 (OTHER REVENUE, AMBAC
                  INSURED) ss +/-                                                              1.88    12/01/2020         1,285,000
      7,350,000   LAFAYETTE LA ECONOMIC DEVELOPMENT AUTHORITY STIRLING LAFAYETTE LLC
                  PROJECT (OTHER REVENUE, REGIONS BANK LOC) ss +/-                             1.89    02/01/2038         7,350,000
      7,845,000   LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED) ss +/-                1.94    09/01/2033         7,845,000
      9,500,000   LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES CDA LASHIP LLC
                  PROJECT (IDR, REGIONS BANK LOC) ss +/-                                       1.85    09/01/2036         9,500,000
     15,400,000   LOUISIANA PUBLIC FACILITIES AUTHORITY CITY PLAZA LLC PROJECT (ECONOMIC
                  DEVELOPMENT REVENUE, REGIONS BANK LOC) ss +/-                                1.87    03/01/2040        15,400,000
      4,000,000   LOUISIANA PUBLIC FACILITIES AUTHORITY THIBODAUX PROJECT (OTHER
                  REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                                   1.84    12/01/2036         4,000,000
      1,500,000   LOUISIANA PUBLIC FACILITIES AUTHORITY TIGER ATHLETIC FOUNDATION
                  PROJECT (COLLEGE & UNIVERSITY REVENUE) ss +/-                                1.81    09/01/2034         1,500,000
     29,350,000   LOUISIANA STATE GAS & FUELS TAX CLASS A (SALES TAX REVENUE, FIRST
                  SECURITY BANK LOC) ss +/-                                                    1.95    05/01/2035        29,350,000
     24,000,000   LOUISIANA STATE SERIES A (PROPERTY TAX REVENUE, BANQUE NATIONALE PARIS
                  LOC) ss +/-                                                                  1.75    07/01/2026        24,000,000
                                                                                                                        115,230,000
                                                                                                                     ---------------
MAINE: 0.28%
     12,000,000   MAINE FINANCE AUTHORITY FOXCROFT ACADEMY (OTHER REVENUE) ss +/-              1.82    06/01/2038        12,000,000
      3,660,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 529 (OTHER REVENUE)
                  ss +/-                                                                       1.93    12/01/2010         3,660,000
      1,800,000   SOUTH BERWICK ME BERWICK ACADEMY ISSUE (PRIVATE SCHOOL REVENUE, ALLIED
                  IRISH BANK PLC LOC) ss +/-                                                   1.86    08/01/2024         1,800,000
                                                                                                                         17,460,000
                                                                                                                    ---------------
MARYLAND: 0.32%
      7,000,000   MARYLAND STATE HEALTH & HEFAR UNIVERSITY OF MARYLAND MEDICAL SYSTEM
                  SERIES A (HCFR, CITIBANK NA LOC) ss +/-                                      1.83    07/01/2041         7,000,000
      2,745,000   MONTGOMERY COUNTY MD ECONOMIC DEVELOPMENT (HOSPITAL REVENUE, WACHOVIA
                  BANK LOC) ss +/-                                                             1.90    03/01/2032         2,745,000
      6,365,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 537 (OTHER REVENUE)
                  ss +/-                                                                       1.93    01/01/2010         6,365,000
      3,650,000   WESTMINSTER MD (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK LOC)
                  ss +/-                                                                       1.86    04/01/2030         3,650,000
                                                                                                                         19,760,000
                                                                                                                    ---------------

                  Wells Fargo Advantage Money Market Funds 63


             Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
MASSACHUSETTS: 1.21%
$     5,000,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY BUCKINGHAM BROWN &
                  NICHOLS (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE BANK LOC)
                  ss +/-                                                                       1.87%   06/01/2036   $     5,000,000
      3,600,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY JUSTICE RESOURCE
                  INSTITUTE (HEALTHCARE FACILITIES REVENUE, BANK OF AMERICA NA LOC)
                  ss +/-                                                                       1.87    01/01/2032         3,600,000
      4,500,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY OCEAN SPRAY CRANBERRIES
                  PROJECT (IDR, WACHOVIA BANK LOC) ss +/-                                      1.88    10/15/2011         4,500,000
     10,600,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY SHADY HILL SCHOOL
                  (OTHER REVENUE) ss +/-                                                       1.82    06/01/2038        10,600,000
      6,500,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY SOLOMON SCHECHTER DAY
                  SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                     1.86    11/01/2037         6,500,000
      3,025,000   MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY ESSEX
                  MUSEUM (RECREATIONAL FACILITIES REVENUE, BANK OF AMERICA NA LOC)
                  ss +/-                                                                       1.85    07/01/2033         3,025,000
     10,000,000   MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY SOUTH
                  SHORE PROPERTY SERIES A (HEALTHCARE FACILITIES REVENUE, WACHOVIA BANK
                  LOC) ss +/-                                                                  1.83    07/01/2033        10,000,000
      6,200,000   MASSACHUSETTS STATE SCHOOL BUILDING AUTHORITY SERIES 2479Z (OTHER
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                                     1.99    08/15/2013         6,200,000
     25,142,000   MASSACHUSETTS STATE SERIES 535 (PROPERTY TAX REVENUE, MBIA INSURED)
                  ss +/-                                                                       1.88    11/01/2017        25,142,000
                                                                                                                         74,567,000
                                                                                                                     ---------------
MICHIGAN: 4.01%
      2,200,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2003-35 MICHIGAN (LEASE REVENUE,
                  MBIA INSURED) ss +/-                                                         3.34    10/15/2011         2,200,000
      5,780,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2005-33 MICHIGAN (LEASE REVENUE,
                  AMBAC INSURED) ss +/-                                                        4.00    10/15/2013         5,780,000
     13,915,000   DETROIT MI (SEWER REVENUE, FIRST SECURITY BANK LOC) ss +/-                   2.19    07/01/2032        13,915,000
      9,375,000   DETROIT MI CITY SCHOOL DISTRICT (OTHER REVENUE, FGIC INSURED)
                  ss +/-                                                                       1.98    05/01/2033         9,375,000
     13,000,000   EASTERN MICHIGAN UNIVERSITY (OTHER REVENUE, DEXIA CREDIT LOCAL DE
                  FRANCE LOC) ss +/-                                                           1.85    06/01/2036        13,000,000
      8,185,000   FARMINGTON HILLS MI HOSPITAL FINANCE BOTSFORD OBLIGATED SERIES A
                  (HCFR, US BANK NA LOC) ss +/-                                                2.48    02/15/2038         8,185,000
     14,000,000   GRAND VALLEY MI STATE UNIVERSITY (COLLEGE & UNIVERSITY REVENUE)
                  ss +/-                                                                       1.86    12/01/2025        14,000,000
      9,585,000   KENTWOOD MI PUBLIC SCHOOLS CLASS A (PROPERTY TAX REVENUE, FIRST
                  SECURITY BANK LOC) ss +/-                                                    1.97    05/01/2020         9,585,000
      8,260,000   MICHIGAN HIGHER EDUCATION FACILITIES AUTHORITY (COLLEGE & UNIVERSITY
                  REVENUE, FIFTH THIRD BANK LOC) ss +/-                                        1.88    04/01/2032         8,260,000
      3,000,000   MICHIGAN HIGHER EDUCATION FACILITIES AUTHORITY LAW SCHOOL PROJECT
                  SERIES B (OTHER REVENUE) ss +/-                                              1.85    07/01/2037         3,000,000
      4,125,000   MICHIGAN HIGHER EDUCATION FACILITIES AUTHORITY LIMITED OBLIGATION
                  DAVENPORT UNIVERSITY (OTHER REVENUE, FIFTH THIRD BANK LOC) ss +/-            1.86    08/01/2038         4,125,000
     90,040,000   MICHIGAN MUNICIPAL BOND AUTHORITY SERIES A-2 (OTHER REVENUE, DEXIA
                  CREDIT LOCAL DE FRANCE LOC)                                                  3.00    08/20/2009        91,149,727
     15,988,000   MICHIGAN STATE BUILDING AUTHORITY SERIES 2354 (LEASE REVENUE, FIRST
                  SECURITY BANK LOC) ss +/-                                                    2.34    10/15/2014        15,988,000
      5,100,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HOLLAND COMMUNITY HOSPITAL
                  SERIES B (HOSPITAL REVENUE, BANK ONE MICHIGAN LOC) ss +/-                    1.88    01/01/2034         5,100,000
      8,900,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY MCLAREN HEALTH CARE SERIES B
                  (OTHER REVENUE, JPMORGAN CHASE BANK LOC) ss +/-                              1.80    10/15/2030         8,900,000
      8,200,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY MCLAREN HEALTH CARE SERIES B
                  (OTHER REVENUE, JPMORGAN CHASE BANK LOC) ss +/-                              1.80    10/15/2030         8,200,000
        490,000   MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION DE LA SALLE
                  COLLEGIATE PROJECT (COLLEGE & UNIVERSITY REVENUE, FIFTH THIRD BANK
                  LOC) ss +/-                                                                  1.88    06/01/2031           490,000
      5,370,000   MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION ENVIRONMENTAL
                  RESEARCH INSTITUTE SERIES A (OTHER REVENUE, FIFTH THIRD BANK LOC)
                  ss +/-                                                                       1.92    10/01/2015         5,370,000
      6,835,000   OAKLAND COUNTY MI ECONOMIC DEVELOPMENT CORPORATION LIMITED OBLIGATION
                  PONTIAC VISION SCHOOLS PROJECT (PRIVATE SCHOOL REVENUE, ALLIED IRISH
                  BANK PLC LOC) ss +/-                                                         1.90    08/01/2020         6,835,000
     13,020,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 494 (OTHER REVENUE, FIRST
                  SECURITY BANK LOC) ss +/-                                                    2.45    09/15/2024        13,020,000
                                                                                                                        246,477,727
                                                                                                                     ---------------
MINNESOTA: 5.23%
      5,350,000   ABN AMRO MUNITOPS CFFS TRUST 2007-7 MINNESOTA (PROPERTY TAX REVENUE,
                  MBIA INSURED) ss +/-                                                    2.24    02/01/2015         5,350,000
      9,315,000   ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING REVENUE,
                  FNMA INSURED) ss +/-                                                    2.00    11/15/2033         9,315,000

                  64 Wells Fargo Advantage Money Market Funds


             Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
MINNESOTA (continued)
$       780,000   ARDEN HILLS MN HOUSING & HEALTHCARE FACILITIES PRESBYTERIAN HOMES
                  SERIES A UNITED STATES BANK INSURED (HCFR, US BANK NA LOC) ss +/-            2.48%   09/01/2029   $       780,000
      3,074,000   ARDEN HILLS MN PRESBYTERIAN HOMES SERIES B (HCFR, US BANK NA LOC)
                  ss +/-                                                                       2.48    09/01/2029         3,074,000
      5,725,000   BLOOMINGTON MN PRESBYTERIAN HOMES (OTHER REVENUE, FHLMC INSURED)
                  ss +/-                                                                       2.00    07/01/2038         5,725,000
      4,000,000   BROOKLYN CENTER MN BROOKDALE CORPORATION II PROJECT (IDR, FIRSTAR BANK
                  NA LOC) ss +/-                                                               2.48    12/01/2014         4,000,000
      3,495,000   BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA INSURED)
                  ss +/-                                                                       2.00    07/15/2030         3,495,000
      7,125,000   BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MFHR, FHLMC INSURED)
                  ss +/-                                                                       2.00    01/01/2035         7,125,000
      1,580,000   CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HCFR, BANK OF NEW YORK
                  LOC) ss +/-                                                                  2.45    11/01/2035         1,580,000
      1,250,000   COHASSET MN POWER & LIGHT COMPANY PROJECT C (IDR LOC, ABN AMRO BANK
                  INSURED) ss +/-                                                              1.90    06/01/2013         1,250,000
      1,850,000   CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT (MFHR LOC, FHLB INSURED)
                  ss +/-                                                                       2.00    05/01/2027         1,850,000
      3,345,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-489 (OTHER REVENUE, AMBAC
                  INSURED) ss +/-                                                              1.92    01/01/2030         3,345,000
      8,930,000   EAGAN MN MFHR FLOATS PT 1221 (MFHR LOC) ss +/-                               2.02    12/01/2029         8,930,000
        800,000   EDEN PRAIRIE MN EDEN GLEN APARTMENTS PROJECT (MFHR, FNMA INSURED)
                  ss +/-                                                                       2.00    02/15/2031           800,000
      7,375,000   ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES 183 (PROPERTY
                  TAX REVENUE, FIRST SECURITY BANK LOC) ss +/-                                 1.96    02/01/2021         7,375,000
      5,250,000   FOREST LAKE MN KILKENNY COURT APARTMENTS PROJECT (OTHER REVENUE, FNMA
                  INSURED) ss +/-                                                              1.71    08/15/2038         5,250,000
     11,285,000   INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT (HOUSING
                  REVENUE, FNMA INSURED) ss +/-                                                2.00    05/15/2035        11,285,000
        510,000   MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT (HOUSING REVENUE LOC)
                  ss +/-                                                                       2.00    03/01/2029           510,000
      2,165,000   MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY PROJECT
                  (PRIVATE SCHOOL REVENUE, US BANK NA LOC) ss +/-                              1.90    10/01/2023         2,165,000
      7,130,000   MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY PROJECT
                  (PRIVATE SCHOOL REVENUE, US BANK NA LOC) ss +/-                              1.90    10/01/2031         7,130,000
     20,920,000   MINNEAPOLIS & SAINT PAUL MN HOUSING & RDA CHILDRENS HOSPITALS CLINIC
                  SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC) ss +/-                     2.60    08/15/2037        20,920,000
      7,775,000   MINNEAPOLIS & SAINT PAUL MN HOUSING & RDA HEALTH CARE FACILITIES
                  SERIES A (HEALTHCARE FACILITIES REVENUE, FIRST SECURITY BANK LOC)
                  ss +/-                                                                       2.60    08/15/2034         7,775,000
     24,500,000   MINNEAPOLIS & SAINT PAUL MN HOUSING & RDA SERIES B1 (HEALTHCARE
                  FACILITIES REVENUE, BANK OF NEW YORK LOC) ss +/-                             1.75    11/15/2034        24,500,000
      1,700,000   MINNEAPOLIS MN MACPHAIL CENTER FOR MUSIC PROJECT (STATE & LOCAL
                  GOVERNMENTS, US BANK NA LOC) ss +/-                                          2.48    08/01/2036         1,700,000
      3,330,000   MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A (OTHER REVENUE,
                  US BANK NA LOC) ss +/-                                                       2.48    10/01/2021         3,330,000
      3,875,000   MINNEAPOLIS ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE SERIES
                  B (HCFR, FIRST SECURITY BANK LOC) ss +/-                                     2.60    08/15/2025         3,875,000
      7,100,000   MINNEAPOLIS ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE SERIES
                  B (OTHER REVENUE, FIRST SECURITY BANK LOC) ss +/-                            2.60    08/15/2025         7,100,000
     26,080,000   MINNEAPOLIS ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS CLINICS
                  SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC) ss +/-                     2.60    08/15/2037        26,080,000
      9,310,000   MINNEAPOLIS ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION MUNI TRUST
                  RECEIPTS SERIES SG136 (AIRPORT REVENUE LOC) ss +/-                           1.87    01/01/2025         9,310,000
     10,780,000   MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH CARE
                  FACILITY ESSENTIAL C4 (HCFR, GUARANTEE AGREEMENT) ss +/-                     2.60    02/15/2030        10,780,000
        880,000   MINNESOTA PUBLIC FACILITIES AUTHORITY WATER MERLOTS SERIES 2003-B06
                  (PCR LOC) ss +/-                                                             1.92    03/01/2021           880,000
        100,000   MINNESOTA STATE (PROPERTY TAX REVENUE) ss +/-                                1.79    08/01/2024           100,000
      1,000,000   MINNESOTA STATE CLASS A (TAX REVENUE, CITIBANK NA LOC) ss +/-                1.88    10/01/2019         1,000,000
      2,255,000   MINNESOTA STATE CONCORDIA UNIVERSITY SERIES P1 (COLLEGE & UNIVERSITY
                  REVENUE, US BANK NA LOC) ss +/-                                              2.63    04/01/2027         2,255,000
      9,815,000   MINNESOTA STATE HEFAR SCHOLASTICA SERIES 6A (HOUSING REVENUE, MARSHALL
                  & ISLEY BANK LOC) ss +/-                                                     2.45    12/01/2034         9,815,000
      2,860,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                        1.85    10/01/2021         2,860,000
      5,235,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5C (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                        1.85    04/01/2025         5,235,000
      5,585,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                        1.85    04/01/2027         5,585,000

                   Wells Fargo Advantage Money Market Funds 65


              Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                                INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
MINNESOTA (continued)
$       585,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H (OTHER REVENUE,
                  BANK OF NEW YORK LOC) ss +/-                                                 1.84%   10/01/2032   $       585,000
      3,820,000   MINNETONKA MN (HOUSING REVENUE, FNMA INSURED) ss +/-                         2.00    05/15/2034         3,820,000
      2,665,000   MINNETONKA MN MINNETONKA HILLS APARTMENTS (MFHR, FNMA INSURED)
                  ss +/-                                                                       2.00    11/15/2031         2,665,000
      9,685,000   OAK PARK HEIGHTS MN BOUTWELLS LANDING PROJECT (HOUSING REVENUE, FHLMC)
                  ss +/-                                                                       2.00    11/01/2035         9,685,000
      5,150,000   PINE CITY MN (STATE AGENCY HOUSING REVENUE, FNMA INSURED) ss +/-             2.00    05/15/2036         5,150,000
      2,865,000   PLYMOUTH MN LANCASTER VILLAGE APARTMENTS PROJECT (HOUSING REVENUE,
                  FNMA INSURED) ss +/-                                                         2.00    09/15/2031         2,865,000
        255,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4208 (WATER REVENUE)
                  ss +/-                                                                       1.85    03/01/2027           255,000
        550,000   ROSEVILLE MN PRESBYTERIAN HOMES CARE PROJECT (HCFR, US BANK NA LOC)
                  ss +/-                                                                       2.48    10/01/2029           550,000
      2,205,000   ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN COLLEGE
                  PROJECT (EDUCATIONAL FACILITIES REVENUE LOC) ss +/-                          2.48    11/01/2022         2,205,000
      8,670,000   ROSEWELL NM ROSWELL LLC PROJECT SERIES A (COLLEGE & UNIVERSITY
                  REVENUE) ss +/-                                                              1.87    07/01/2036         8,670,000
      2,000,000   ST. ANTHONY MN AUTUMN WOODS HOUSING PROJECT (MFHR, FNMA) ss +/-              2.00    05/15/2032         2,000,000
        475,000   ST. LOUIS PARK MN CATHOLIC FINANCE CORPORATION (EDUCATIONAL FACILITIES
                  REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                                   1.85    10/01/2025           475,000
     11,300,000   ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA INSURED) ss +/-                2.00    10/01/2035        11,300,000
      2,510,000   ST. PAUL MN HOUSING & RDA DISTRICT HEATING REVENUE SERIES A (WATER
                  REVENUE LOC) ss +/-                                                          1.85    12/01/2012         2,510,000
      1,000,000   ST. PAUL MN HOUSING & RDA HIGHLAND RIDGE PROJECT (MFHR, FNMA INSURED)
                  ss +/-                                                                       2.00    10/01/2033         1,000,000
      5,755,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED
                  IRISH BANK PLC LOC) ss +/-                                                   2.48    05/01/2022         5,755,000
      5,255,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED
                  IRISH BANK PLC LOC) ss +/-                                                   2.45    10/01/2025         5,255,000
      1,665,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES M (OTHER REVENUE,
                  DEXIA CREDIT LOCAL DE FRANCE LOC) ss +/-                                     2.48    03/01/2021         1,665,000
      1,460,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES O (OTHER REVENUE,
                  DEXIA CREDIT LOCAL DE FRANCE LOC) ss +/-                                     2.48    03/01/2012         1,460,000
      1,630,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES Q (OTHER REVENUE,
                  DEXIA CREDIT LOCAL DE FRANCE LOC) ss +/-                                     1.85    03/01/2022         1,630,000
      1,905,000   ST. PAUL MN PORT AUTHORITY DISTRICT HEATING REVENUE SERIES J (OTHER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC) ss +/-                            1.85    12/01/2025         1,905,000
      3,590,000   ST. PAUL MN PORT AUTHORITY MFHR (HOUSING REVENUE, FHLMC INSURED)
                  ss +/-                                                                       2.00    02/01/2034         3,590,000
      7,160,000   ST. PAUL MN PORT AUTHORITY TAX INCREMENT WESTGATE OFFICE & INDUSTRIAL
                  CENTER PROJECT (IDR, US BANK NA LOC) ss +/-                                  2.00    02/01/2015         7,160,000
      5,805,000   ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE, ALLIED IRISH
                  BANK PLC LOC) ss +/-                                                         2.45    05/01/2025         5,805,000
                                                                                                                        321,394,000
                                                                                                                    ---------------
MISSISSIPPI: 0.95%
     14,825,000   MISSISSIPPI BUSINESS FINANCE CORPORATION JACKSON STATE UNIVERSITY
                  SERIES A1 (OTHER REVENUE, WACHOVIA BANK LOC) ss +/-                          1.88    01/01/2033        14,825,000
     12,870,000   MISSISSIPPI BUSINESS FINANCE CORPORATION RENAISSANCE COLONY PARK LLC
                  (OTHER REVENUE, REGIONS BANK LOC) ss +/-                                     1.89    05/01/2035        12,870,000
     19,140,000   MISSISSIPPI BUSINESS FINANCE CORPORATION TINDALL CORPORATION PROJECT
                  (IDR, WACHOVIA BANK LOC) ss +/-                                              1.86    04/01/2028        19,140,000
      6,000,000   MISSISSIPPI BUSINESS FINANCE CORPORATION TRI STATE TRUCK CENTER
                  INCORPORATED PROJECT (OTHER REVENUE, REGIONS BANK LOC) ss +/-                1.89    03/01/2033         6,000,000
      5,585,000   RESET OPTION CERTIFICATES TRUST MISSISSIPPI DEVELOPMENT (TOLL ROAD
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                                     2.19    01/01/2025         5,585,000
                                                                                                                         58,420,000
                                                                                                                    ---------------
MISSOURI: 2.18%
     13,065,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-90 (COLLEGE & UNIVERSITY
                  REVENUE, ABN AMRO BANK NV LOC) ss +/-                                        1.83    01/15/2015        13,065,000
      4,300,000   INDEPENDENCE MO IDA THE MANSIONS PROJECT (MFHR, FHLMC INSURED)
                  ss +/-                                                                       1.93    08/01/2035         4,300,000
        465,000   JACKSON COUNTY MO IDA KANSAS CITY HOSPICE (OTHER REVENUE, FIFTH THIRD
                  BANK LOC) ss +/-                                                             1.90    01/01/2030           465,000
     17,700,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN FOUNDATION (OTHER
                  REVENUE LOC) ss +/-                                                          2.45    04/01/2027        17,700,000

                   66 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
MISSOURI (continued)
$     1,905,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN SERIES A (COLLEGE &
                  UNIVERSITY REVENUE LOC) ss +/-                                               2.45%   04/01/2027   $     1,905,000
      8,600,000   KANSAS CITY MO SPECIAL OBLIGATION ROE BARTLE SERIES E (TAX REVENUE,
                  BANK OF AMERICA NA LOC) ss +/-                                               1.81    04/15/2034         8,600,000
      2,400,000   KANSAS CITY MO SPECIAL OBLIGATION ROE BARTLE SERIES F (TAX REVENUE,
                  DEXIA CREDIT LOCAL DE FRANCE LOC) ss +/-                                     1.81    04/15/2025         2,400,000
      8,305,000   MISSOURI STATE DEVELOPMENT FINANCE BOARD ASSOCIATION OF MUNICIPAL
                  UTILITIES (LEASE REVENUE, US BANK NA LOC) ss +/-                             2.45    06/01/2033         8,305,000
     13,000,000   MISSOURI STATE DEVELOPMENT FINANCE BOARD EWING MARION KAUFFMAN PROJECT
                  SERIES A (OTHER REVENUE) ss +/-                                              2.45    06/01/2037        13,000,000
      5,400,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY CHILDRENS
                  MERCY HOSPITAL SERIES A (HEALTHCARE FACILITIES REVENUE, UBS AG LOC)
                  ss +/-                                                                       1.85    05/15/2032         5,400,000
      2,000,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY CHILDRENS
                  MERCY HOSPITAL SERIES B (HEALTHCARE FACILITIES REVENUE, UBS AG LOC)
                  ss +/-                                                                       1.85    05/15/2023         2,000,000
     11,630,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY LUTHERAN
                  CHURCH EXTENSION (PRIVATE SCHOOL REVENUE, FIFTH THIRD BANK LOC)
                  ss +/-                                                                       2.40    07/15/2037        11,630,000
      8,350,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY SAINT LUKES
                  HEALTH SYSTEM SERIES A (HEALTHCARE FACILITIES REVENUE, BANK OF AMERICA
                  NA LOC) ss +/-                                                               1.75    11/15/2040         8,350,000
      7,500,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY SAINT LUKES
                  HEALTH SYSTEM SERIES B (HEALTHCARE FACILITIES REVENUE, BANK OF AMERICA
                  NA LOC) ss +/-                                                               1.75    11/15/2040         7,500,000
      7,500,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY SAINT LUKES
                  HEALTH SYSTEM SERIES C (HEALTHCARE FACILITIES REVENUE, BANK OF AMERICA
                  NA LOC) ss +/-                                                               1.75    11/15/2040         7,500,000
      3,600,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY THE
                  WASHINGTON UNIVERSITY SERIES D (COLLEGE AND UNIVERSITY REVENUE,
                  GENERAL OBLIGATION OF INSTITUTION) ss +/-                                    2.45    09/01/2030         3,600,000
      4,400,000   MISSOURI STATE HEFA BAPTIST COLLEGE (COLLEGE & UNIVERSITY REVENUE, US
                  BANK NA LOC) ss +/-                                                          2.48    11/15/2022         4,400,000
      1,475,000   MISSOURI STATE HEFA BETHESDA HEALTH GROUP (HCFR, US BANK NA LOC)
                  ss +/-                                                                       2.48    08/01/2034         1,475,000
      2,100,000   MISSOURI STATE HEFA BETHESDA HEALTH GROUP SERIES A (HCFR, US BANK NA
                  LOC) ss +/-                                                                  2.45    08/01/2031         2,100,000
        145,000   MISSOURI STATE HEFA ST. LOUIS UNIVERSITY PROJECT SERIES A (COLLEGE &
                  UNIVERSITY REVENUE, BANK OF AMERICA NA LOC) ss +/-                           2.48    10/01/2009           145,000
      9,200,000   MISSOURI STATE HEFA WASHINGTON UNIVERSITY SERIES C (COLLEGE &
                  UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC) ss +/-                          2.45    09/01/2030         9,200,000
      1,000,000   ST. LOUIS COUNTY MO IDA WHITFIELD SCHOOL INCORPORATED SERIES B
                  (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC) ss +/-                        1.85    06/15/2024         1,000,000
                                                                                                                        134,040,000
                                                                                                                    ---------------
NEBRASKA: 0.12%
      2,370,000   LANCASTER COUNTY NE HOSPITAL AUTHORITY HEALTH FACILITIES REVENUE
                  IMMANUEL HEALTH SYSTEM SERIES A (HFFA REVENUE LOC) ss +/-                    2.60    07/01/2030         2,370,000
      5,100,000   NUCKOLLS COUNTY NE AGREX INCORPORATED PROJECT (OTHER REVENUE, JPMORGAN
                  CHASE BANK LOC) ss +/-                                                       2.00    02/01/2015         5,100,000
                                                                                                                          7,470,000
                                                                                                                    ---------------
NEVADA: 1.25%
     13,600,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-47 NEVADA (PROPERTY TAX
                  REVENUE, MBIA INSURED) ss +/-++                                              3.34    05/01/2014        13,600,000
     12,030,000   CLARK COUNTY NV ECONOMIC DEVELOPMENT OPPORTUNITY VILLAGE FOUNDATION
                  PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                    1.85    01/01/2037        12,030,000
      1,900,000   CLARK COUNTY NV LUTHERAN SECONDARY SCHOOL ASSOCIATION PROJECT (PRIVATE
                  SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                            1.85    02/01/2030         1,900,000
      4,255,000   CLARK COUNTY NV SCHOOL DISTRICT SERIES D221 (PROPERTY TAX REVENUE,
                  MBIA INSURED) ss +/-                                                         2.17    06/15/2026         4,255,000
     34,000,000   LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER REVENUE, BANK OF NEW YORK
                  LOC) ss +/-                                                                  1.85    10/01/2035        34,000,000
     10,715,000   TRUCKEE MEADOWS NV WATER AUTHORITY SERIES 1879 (WATER REVENUE, FIRST
                  SECURITY BANK LOC) ss +/-                                                    2.34    07/01/2014        10,715,000
                                                                                                                         76,500,000
                                                                                                                    ---------------

                   Wells Fargo Advantage Money Market Funds 67


              Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
NEW HAMPSHIRE: 1.34%
$     8,500,000   NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY LRG HEALTHCARE
                  (OTHER REVENUE, RBS CITIZENS NA) ss +/-                                      1.86%   01/01/2038   $     8,500,000
     13,785,000   NEW HAMPSHIRE HEFA COLBY SAWYER COLLEGE (EDUCATIONAL FACILITIES
                  REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                                   1.84    09/01/2036        13,785,000
      6,780,000   NEW HAMPSHIRE HEFA CROTCHED MOUNTAIN REHABILITATION (HFFA REVENUE,
                  ALLIED IRISH BANK PLC LOC) ss +/-                                            1.86    01/01/2037         6,780,000
     13,000,000   NEW HAMPSHIRE HEFA FRISBIE MEMORIAL HOSPITAL (HFFA REVENUE, BANK OF
                  AMERICA NA LOC) ss +/-                                                       1.88    10/01/2036        13,000,000
      3,595,000   NEW HAMPSHIRE HEFA HEALTH CARE SERIES A (OTHER REVENUE, JPMORGAN CHASE
                  BANK LOC) ss +/-                                                             1.90    01/01/2030         3,595,000
      4,085,000   NEW HAMPSHIRE HEFA PROCTER ACADEMY (OTHER REVENUE, ALLIED IRISH BANK
                  PLC LOC) ss +/-                                                              1.87    07/01/2038         4,085,000
     19,395,000   NEW HAMPSHIRE HEFA ST. ANSELM COLLEGE (OTHER REVENUE, CITIZENS BANK
                  LOC) ss +/-                                                                  2.45    06/01/2038        19,395,000
      8,500,000   NEW HAMPSHIRE HEFA TILTON SCHOOL (OTHER REVENUE, BANK OF NOVA SCOTIA)
                  ss +/-                                                                       1.86    02/01/2036         8,500,000
      4,685,000   NEW HAMPSHIRE STATE BUSINESS FINANCE AUTHORITY ALICE PECK DAY HEALTH
                  SYSTEM (HOUSING REVENUE, TD BANKNORTH NA) ss +/-                             2.45    10/01/2043         4,685,000
                                                                                                                         82,325,000
                                                                                                                    ---------------
NEW JERSEY: 2.01%
      5,400,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-511 (OTHER REVENUE, MBIA
                  INSURED) ss +/-                                                              1.87    01/01/2032         5,400,000
     30,550,000   NEW JERSEY BUILDING AUTHORITY SUBSERIES A2 (OTHER REVENUE, BANK OF NEW
                  YORK LOC) ss +/-                                                             1.65    06/15/2023        30,550,000
      3,330,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (OTHER REVENUE) ss +/-             1.87    06/15/2031         3,330,000
     41,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (OTHER REVENUE, FGIC
                  INSURED) ss +/-                                                              1.83    09/01/2027        41,000,000
     35,560,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4036 (TRANSPORTATION
                  REVENUE, AMBAC INSURED) ss +/-                                               1.83    01/01/2025        35,560,000
      7,355,000   SALEM COUNTY NJ IMPROVEMENT AUTHORITY FRIENDS HOME WOODSTOWN
                  INCORPORATED (HCFR, ALLIED IRISH BANK PLC LOC) ss +/-                        1.95    04/01/2034         7,355,000
                                                                                                                        123,195,000
                                                                                                                    ---------------
NEW MEXICO: 1.30%
      5,000,000   NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES A1 (OTHER REVENUE, STATE
                  STREET BANK & TRUST LOC) ss +/-                                              1.80    06/15/2024         5,000,000
     24,000,000   NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES A2 (OTHER REVENUE, UBS AG
                  LOC) ss +/-                                                                  1.90    06/15/2024        24,000,000
     43,200,000   NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES B2 (OTHER REVENUE, UBS AG
                  LOC) ss +/-                                                                  1.90    12/15/2026        43,200,000
      7,400,000   SANTA FE COUNTY NM ARCHIDICESE SANTA FE SCHOOL SERIES A (PRIVATE
                  SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                            1.90    06/01/2028         7,400,000
                                                                                                                         79,600,000
                                                                                                                    ---------------
NEW YORK: 2.53%
      9,700,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-49 NEW YORK (TRANSPORTATION
                  REVENUE, MBIA INSURED) ss +/-                                                2.24    11/15/2014         9,700,000
     11,315,000   METROPOLITAN NY TRANSITION AUTHORITY (TRANSPORTATION REVENUE, AMBAC
                  INSURED) ss +/-                                                              1.83    11/15/2023        11,315,000
     14,425,000   MONROE COUNTY NY IDA CHERRY RIDGE ASSISTED LIVING (HOUSING REVENUE,
                  HOUSEHOLD SERVICES BANK CORPORATION LOC) ss +/-                              1.80    01/01/2035        14,425,000
      4,560,000   NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY SERIES D213 (SALES TAX
                  REVENUE, WACHOVIA BANK LOC) ss +/-                                           1.92    11/01/2021         4,560,000
     28,260,000   NEW YORK NY CITY TRANSITIONAL FINANCING AUTHORITY CLASS A (OTHER
                  REVENUE, FGIC INSURED) ss +/-                                                1.96    07/15/2036        28,260,000
      7,150,000   NEW YORK NY SUBSERIES J3 (PROPERTY TAX REVENUE, ALLIED IRISH BANK PLC
                  LOC) ss +/-                                                                  2.25    08/01/2023         7,150,000
      5,720,000   NEW YORK STATE DORMITORY AUTHORITY PT 3594 (HCFR, FIRST SECURITY BANK
                  LOC) ss +/-                                                                  2.75    08/15/2015         5,720,000
     39,700,000   NEW YORK TSASC INCORPORATED SERIES 1 (OTHER REVENUE) ss                      6.25    07/15/2034        41,617,344
      5,180,000   TOBACCO SETTLEMENT FINANCING CORPORATION NEW YORK (OTHER REVENUE)
                  ss +/-                                                                       1.87    06/01/2021         5,180,000
     14,405,000   TOBACCO SETTLEMENT FINANCING CORPORATION NEW YORK SERIES 4508 (OTHER
                  REVENUE, AMBAC INSURED) ss +/-                                               1.87    06/01/2021        14,405,000
     13,225,000   TROY NY IDA SERIES D (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST
                  CORPORATION LOC) ss +/-                                                      1.65    09/01/2042        13,225,000
                                                                                                                        155,557,344
                                                                                                                     ---------------

                   68 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
NORTH CAROLINA: 0.76%
$     5,200,000   MECKLENBURG COUNTY NC COP (LEASE REVENUE LOC) ss +/-                         1.83%   02/01/2025   $     5,200,000
      5,000,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY HILL CENTER PROJECT
                  (OTHER REVENUE, SUNTRUST BANK LOC) ss +/-                                    1.90    07/01/2028         5,000,000
      7,300,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY O'NEAL SCHOOL
                  PROJECT (OTHER REVENUE, WACHOVIA BANK LOC) ss +/-                            1.90    09/01/2029         7,300,000
      6,600,000   NORTH CAROLINA MEDICAL CARE COMMISSION BLUE RIDGE SERIES B (HCFR,
                  WACHOVIA BANK LOC) ss +/-                                                    2.45    01/01/2036         6,600,000
      2,270,000   NORTH CAROLINA MEDICAL CARE COMMUNITY PRESBYTERIAN HOME PROJECT
                  (HCFR, WACHOVIA BANK LOC) ss +/-                                             1.86    08/01/2024         2,270,000
      8,775,000   NORTH CAROLINA MEDICAL CARE COMMUNITY SOUTHMINSTER PROJECT (HCFR,
                  WACHOVIA BANK LOC) ss +/-                                                    1.81    10/01/2015         8,775,000
      5,000,000   PIEDMONT TRIAD NC AIRPORT AUTHORITY SERIES A (AIRPORT REVENUE, BRANCH
                  BANKING & TRUST) ss +/-                                                      1.90    07/01/2032         5,000,000
      6,585,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4186 (HCFR, FIRST
                  SECURITY BANK LOC) ss +/-                                                    2.77    11/01/2020         6,585,000
                                                                                                                         46,730,000
                                                                                                                    ---------------
NORTH DAKOTA: 0.33%
     10,185,000   CASS COUNTY ND HEALTH CARE ESSENTIALS SERIES A1 (HCFR, GUARANTEE
                  AGREEMENT) ss +/-                                                            1.85    02/15/2037        10,185,000
     10,000,000   CASS COUNTY ND HEALTH CARE ESSENTIALS SERIES A2 (HCFR, GUARANTEE
                  AGREEMENT) ss +/-                                                            1.95    02/15/2037        10,000,000
                                                                                                                         20,185,000
                                                                                                                    ---------------
OHIO: 3.06%
      8,000,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2004-4 OHIO (COLLEGE &
                  UNIVERSITY REVENUE, AMBAC INSURED) ss +/-                                    3.34    06/01/2012         8,000,000
      8,000,000   BUTLER COUNTY OH HOSPITAL FACILITIES CINCINNATI CHILDRENS SERIES O
                  (HEALTHCARE FACILITIES REVENUE, FIFTH THIRD BANK LOC) ss +/-                 1.81    05/15/2036         8,000,000
      1,000,000   CINCINNATI & HAMILTON COUNTY OH PORT AUTHORITY KENWOOD OFFICE
                  ASSOCIATION PROJECT (ECONOMIC DEVELOPMENT REVENUE, FIFTH THIRD BANK
                  LOC) ss +/-                                                                  3.20    09/01/2025         1,000,000
     40,000,000   CLEVELAND-CUYAHOGA COUNTY OH PORT AUTHORITY CARNEGIE 89 GARAGE
                  PROJECT (OTHER REVENUE, JPMORGAN CHASE BANK LOC) ss +/-                      1.77    01/01/2037        40,000,000
      7,250,000   DELAWARE COUNTY OH HEALTH CARE FACILITIES WILLOW BROOK CHRISTIAN
                  SERIES B (HOUSING REVENUE, FIFTH THIRD BANK LOC) ss +/-                      1.86    01/01/2013         7,250,000
      6,665,000   FRANKLIN COUNTY OH CHELSEA FIRST COMMUNITY VILLAGE PROJECT (HFFA
                  REVENUE, BANK OF AMERICA NA LOC) ss +/-                                      1.93    03/01/2036         6,665,000
      4,900,000   GEAUGA COUNTY OH HEALTH CARE FACILITIES MONTEFIORED HOUSING
                  CORPORATION PROJECT (HEALTHCARE FACILITIES REVENUE, FIFTH THIRD
                  BANK LOC) ss +/-                                                             2.02    01/01/2026         4,900,000
     11,970,000   HAMILTON COUNTY OH PARKING SYSTEM (OTHER REVENUE, JPMORGAN CHASE BANK
                  LOC) ss +/-                                                                  1.86    12/01/2026        11,970,000
      3,055,000   LAKE COUNTY OH PORT AUTHORITY LAKE ERIR COLLEGE PROJECT (OTHER
                  REVENUE, FIFTH THIRD BANK LOC) ss +/-                                        1.86    08/01/2034         3,055,000
     22,750,000   LANCASTER OH PORT AUTHORITY (OTHER REVENUE) ss +/-                           1.82    05/01/2038        22,750,000
      3,000,000   MAHONING COUNTY OH FORUM HEALTH OBLIGATION GROUP SERIES B (HOSPITAL
                  REVENUE, FIFTH THIRD BANK LOC) ss +/-                                        1.89    12/01/2027         3,000,000
      2,190,000   OHIO STATE HEFAR SERIES A (LEASE REVENUE, FIFTH THIRD BANK LOC)
                  ss +/-                                                                       1.80    09/01/2027         2,190,000
     14,230,000   OHIO STATE HIGHER EDUCATION FACILITIES OHIO DOMINICAN UNIVERSITY
                  PROJECT (OTHER REVENUE, JPMORGAN CHASE BANK LOC) ss +/-                      1.87    12/01/2037        14,230,000
     20,000,000   PARMA OH COMMUNITY GENERAL HOSPITAL SERIES A (OTHER REVENUE, JPMORGAN
                  CHASE BANK LOC) ss +/-                                                       1.88    11/01/2029        20,000,000
     10,035,000   PARMA OH PARMA COMMUNITY GENERAL HOSPITAL SERIES C (HCFR, JPMORGAN
                  CHASE BANK LOC) ss +/-                                                       1.88    11/01/2030        10,035,000
      5,150,000   SUMMIT COUNTY OH PORT AUTHORITY WELLNESS INSTITUTE (AIRPORT REVENUE,
                  FIFTH THIRD BANK LOC) ss +/-                                                 1.88    11/01/2036         5,150,000
      2,810,000   WARREN COUNTY OH CINCINNATI ELECTRICITY CORPORATION PROJECT (IDR,
                  SCOTIABANK LOC) ss +/-                                                       2.05    09/01/2015         2,810,000
     12,000,000   WASHINGTON COUNTY OH MARIETTA AREA HEALTH PROJECT (OTHER REVENUE,
                  JPMORGAN CHASE BANK LOC) ss +/-                                              1.90    03/01/2033        12,000,000
      5,000,000   WILLIAMS COUNTY OH HOSPITAL FACILITIES COMMUNITY HOSPITALS & WELLNESS
                  CENTER (OTHER REVENUE, FIFTH THIRD BANK LOC) ss +/-                          1.86    01/01/2041         5,000,000
                                                                                                                        188,005,000
                                                                                                                    ---------------

                   Wells Fargo Advantage Money Market Funds 69


              Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
OKLAHOMA: 0.26%
$     5,335,000   OKLAHOMA STATE IDA TEAL RIDGE MANOR CORPORATION PROJECT (HCFR, BANK
                  OF AMERICA NA LOC) ss +/-                                                    1.95%   11/01/2018   $     5,335,000
     10,700,000   OKLAHOMA STATE MUNICIPAL POWER AUTHORITY SERIES 1880 (ELECTRIC
                  REVENUE, FGIC INSURED) ss +/-                                                2.34    01/01/2015        10,700,000
                                                                                                                         16,035,000
                                                                                                                    ---------------
OREGON: 0.32%
     19,200,000   OREGON STATE SERIES A (PROPERTY TAX REVENUE)                                 3.00    06/30/2009        19,402,272
                                                                                                                    ---------------
OTHER: 1.10%
      9,695,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2003-5 (PROPERTY TAX REVENUE,
                  PERMANENT SCHOOL FUND GUARANTEED) ss +/-                                     1.84    08/15/2010         9,695,000
      3,347,000   NORTHEAST TAX EXEMPT GRANTOR TRUST CERTIFICATES (OTHER REVENUE, BANK
                  OF AMERICA NA LOC) ss +/-                                                    2.06    04/01/2019         3,347,000
     10,495,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4202 (PROPERTY TAX
                  REVENUE, FGIC INSURED) ss +/-                                                1.84    06/01/2034        10,495,000
     38,800,000   PUTTABLE FLOATING OPTION TAX EXEMPTS RECEIPTS 389 (HCFR, MBIA
                  INSURED) ss +/-                                                              1.83    08/15/2026        38,800,000
      5,405,000   US BANCORP PROJECT FUNDING TRUST SERIES A (OTHER REVENUE) ss +/-++           1.88    01/01/2010         5,405,000
                                                                                                                         67,742,000
                                                                                                                    ---------------
PENNSYLVANIA: 4.74%
     13,275,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY UPMC SENIOR LIVING
                  CORPORATION (HCFR, FNMA INSURED) ss +/-                                      1.90    07/15/2028        13,275,000
     10,000,000   BEAVER COUNTY PA IDA ELECTRIC COMPANY PROJECT SERIES A (OTHER
                  REVENUE) ss +/-                                                              1.83    11/01/2020        10,000,000
     10,000,000   BEAVER COUNTY PA IDA MET EDISON COMPANY PROJECT SERIES A (OTHER
                  REVENUE, BANK OF SCOTLAND LOC) ss +/-                                        1.80    07/15/2021        10,000,000
    105,190,000   DAUPHIN COUNTY PA GENERAL AUTHORITY SCHOOL DISTRICT POOLED FINANCING
                  PROGRAM II (OTHER REVENUE, BANK OF NOVA SCOTIA) ss +/-                       1.84    09/01/2032       105,190,000
     18,200,000   DELAWARE COUNTY PA AUTHORITY ELWYN PROJECT SERIES B (OTHER REVENUE,
                  WACHOVIA BANK LOC) ss +/-                                                    2.45    06/01/2020        18,200,000
     11,225,000   DEUTSCHE BANK SPEARS LIFERS TRUST DB-247 (OTHER REVENUE, AMBAC
                  INSURED) ss +/-                                                              1.85    10/01/2025        11,225,000
      1,020,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-554 (OTHER REVENUE, FGIC
                  INSURED) ss +/-                                                              1.88    06/01/2034         1,020,000
     10,320,000   LANCASTER COUNTY PA CONVENTION CENTER HOTEL ROOM RENT TAX (OTHER
                  REVENUE, WACHOVIA BANK LOC) ss +/-                                           1.86    03/01/2047        10,320,000
      3,615,000   LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES PROJECT SERIES A
                  (HEALTHCARE FACILITIES REVENUE, WACHOVIA BANK LOC) ss +/-                    2.45    09/01/2031         3,615,000
      4,065,000   LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES PROJECT SERIES B
                  (HCFR, WACHOVIA BANK LOC) ss +/-                                             2.45    05/01/2032         4,065,000
      1,370,000   LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES PROJECT SERIES C
                  (HCFR, WACHOVIA BANK LOC) ss +/-                                             2.45    11/01/2019         1,370,000
      3,165,000   MONTGOMERY COUNTY PA (OTHER REVENUE, WACHOVIA BANK LOC) ss +/-               1.85    10/01/2030         3,165,000
     20,000,000   PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING AUTHORITY SERIES F01
                  (OTHER REVENUE, WACHOVIA BANK LOC) ss +/-                                    1.92    10/01/2027        20,000,000
      7,350,000   PENNSYLVANIA STATE HEFAR HONEYSUCKLE STUDENT HOLDING SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-             1.84    07/01/2034         7,350,000
      3,410,000   PENNSYLVANIA STATE HEFAR SERIES B (COLLEGE & UNIVERSITY REVENUE LOC)
                  ss +/-                                                                       1.90    06/01/2035         3,410,000
      4,170,000   PENNSYLVANIA STATE HEFAR STUDENT HOUSING REVENUE SERIES A (OTHER
                  REVENUE LOC) ss +/-                                                          1.86    11/01/2036         4,170,000
      8,720,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT CHESTNUT HILL
                  COLLEGE SERIES B (EDUCATIONAL FACILITIES REVENUE, WACHOVIA BANK
                  LOC) ss +/-                                                                  1.90    10/01/2036         8,720,000
      1,050,000   PHILADELPHIA PA GAS WORKS SERIES A2 (UTILITIES REVENUE, JPMORGAN
                  CHASE BANK LOC) ss +/-                                                       1.77    09/01/2034         1,050,000
     20,000,000   PHILADELPHIA PA SCHOOL DISTRICT SUBSERIES A2 (PROPERTY TAX REVENUE,
                  STATE AID WITHHOLDING) ss +/-                                                1.90    09/01/2030        20,000,000
     17,000,000   PHILADELPHIA PA SCHOOL DISTRICT SUBSERIES B2 (PROPERTY TAX REVENUE,
                  STATE AID WITHHOLDING) ss +/-                                                1.81    09/01/2030        17,000,000
     18,000,000   PHILADELPHIA PA SCHOOL DISTRICT SUBSERIES B4 (PROPERTY TAX REVENUE,
                  WACHOVIA BANK LOC) ss +/-                                                    1.81    09/01/2021        18,000,000
                                                                                                                        291,145,000
                                                                                                                    ---------------

                   70 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
PUERTO RICO: 0.38%
$     4,000,000   PUERTO RICO COMMONWEALTH (TAX REVENUE) ss +/-                                2.50%   07/01/2029   $     4,000,000
     11,800,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY ROCS RR
                  II R 10327CE (OTHER REVENUE) ss +/-                                          1.87    08/29/2009        11,800,000
      7,395,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY SERIES A
                  (FUEL SALES TAX REVENUE, SCOTIABANK LOC) ss +/-                              1.60    07/01/2028         7,395,000
                                                                                                                         23,195,000
                                                                                                                     ---------------
SOUTH CAROLINA: 1.19%
     14,575,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2002-32 (FUEL SALES TAX REVENUE,
                  AMBAC INSURED) ss +/-                                                        3.34    10/01/2010        14,575,000
      4,000,000   BERKELEY COUNTY SC AMOCO CHEMICAL COMPANY PROJECT (INDUSTRIAL
                  DEVELOPMENT REVENUE) ss +/-                                                  2.60    07/01/2012         4,000,000
      2,820,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY COLUMBIA JEWISH
                  COMMUNITY CENTER (ECONOMIC DEVELOPMENT REVENUE, WACHOVIA BANK LOC)
                  ss +/-                                                                       1.90    12/01/2024         2,820,000
      8,400,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ECONOMIC
                  DEVELOPMENT REVENUE HEARTLAND HALL EPISCOPAL (IDR LOC) ss +/-                1.88    08/01/2029         8,400,000
      6,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY GOODWILL
                  INDUSTRIALS INCORPORATED PROJECT (HCFR, WACHOVIA BANK LOC) ss +/-            1.90    10/01/2032         6,000,000
     16,620,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY GOODWILL INDUSTRIES
                  OF LOWER SC (ECONOMIC DEVELOPMENT REVENUE, WACHOVIA BANK LOC)
                  ss +/-                                                                       1.88    10/01/2028        16,620,000
      7,800,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY GREENVILLE BAPTIST
                  PROJECT (HCFR, WACHOVIA BANK LOC) ss +/-                                     1.88    10/01/2019         7,800,000
     12,580,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY WUREF DEVELOPMENT
                  PROJECT SERIES A (COLLEGE AND UNIVERSITY REVENUE, WACHOVIA BANK LOC)
                  ss +/-                                                                       1.88    07/01/2033        12,580,000
                                                                                                                         72,795,000
                                                                                                                    ---------------
SOUTH DAKOTA: 1.34%
     12,640,000   SIOUX FALLS SD SERIES 2057 (SALES TAX REVENUE, MBIA INSURED)
                  ss +/-                                                                       2.19    05/15/2015        12,640,000
     36,000,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY AVERA
                  HEALTH SUBSERIES A1 (OTHER REVENUE, US BANK NA LOC) ss +/-                   1.87    07/01/2038        36,000,000
      8,000,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY AVERA
                  HEALTH SUBSERIES A2 (HEALTHCARE FACILITIES REVENUE, US BANK NA LOC)
                  ss +/-                                                                       1.60    07/01/2038         8,000,000
     13,500,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REGIONAL
                  HEALTH (OTHER REVENUE, US BANK NA LOC) ss +/-                                2.45    09/01/2027        13,500,000
      7,500,000   SOUTH DAKOTA STATE HEFA SIOUX VALLEY HOSPITALS & HEALTH SERIES C
                  (HCFR LOC) ss +/-                                                            1.89    11/01/2019         7,500,000
      4,900,000   SOUTH DAKOTA STATE HEFA SIOUX VALLEY SERIES B (HCFR, US BANK NA LOC)
                  ss +/-                                                                       1.89    11/01/2034         4,900,000
                                                                                                                         82,540,000
                                                                                                                     ---------------
TENNESSEE: 0.88%
     11,345,000   CHATTANOOGA TN INDUSTRIAL DEVELOPMENT BOARD SERIES 2055 (OTHER
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                                     1.99    04/01/2015        11,345,000
      6,200,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY (OTHER REVENUE, SUNTRUST
                  BANK LOC) ss +/-                                                             1.85    07/01/2024         6,200,000
      5,315,000   MEMPHIS TN SERIES 1018 (OTHER REVENUE, MBIA INSURED) ss +/-                  2.34    10/01/2019         5,315,000
     19,985,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN STEWARTS
                  FERRY APARTMENTS (IDR, FHLMC INSURED) ss +/-                                 1.90    01/01/2034        19,985,000
      3,600,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED FINANCING
                  LOAN POOL (OTHER REVENUE, BANK OF AMERICA NA LOC) ss +/-                     1.90    11/01/2027         3,600,000
      7,400,000   SHELBY COUNTY TN INDUSTRIAL DEVELOPMENT BOARD YMCA PROJECTS (OTHER
                  REVENUE, WACHOVIA BANK LOC) ss +/-                                           1.90    10/01/2022         7,400,000
                                                                                                                         53,845,000
                                                                                                                     ---------------
TEXAS: 8.96%
      9,995,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2005-22 (PROPERTY TAX REVENUE,
                  PERMANENT SCHOOL FUND GUARANTEED) ss +/-                                     1.83    08/15/2013         9,995,000
     11,130,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-16 (WATER REVENUE, MBIA
                  INSURED) ss +/-                                                              2.24    09/01/2014        11,130,000

                  Wells Fargo Advantage Money Market Funds 71


             Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
TEXAS (continued)
$     7,595,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-55 (PROPERTY TAX REVENUE,
                  PERMANENT SCHOOL FUND GUARANTEED) ss +/-                                     1.83%   02/01/2014   $     7,595,000
      4,890,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-59 (PROPERTY TAX REVENUE,
                  PERMANENT SCHOOL FUND GUARANTEED) ss +/-                                     1.83    08/01/2013         4,890,000
     26,305,000   AUSTIN TRUST VARIOUS STATES SERIES 2008-3304 (WATER & SEWER REVENUE,
                  FIRST SECURITY Bank LOC) ss +/-                                              1.84    11/15/2036        26,305,000
      3,865,000   AUSTIN TX (ELECTRIC REVENUE, FIRST SECURITY BANK LOC) ss +/-                 2.19    11/15/2017         3,865,000
      7,000,000   AUSTIN TX ELECTRIC UTILITY SYSTEM (ELECTRIC REVENUE, AMBAC INSURED)
                  ss +/-                                                                       1.87    11/15/2022         7,000,000
      6,415,000   AUSTIN TX SERIES A63 (WATER & SEWER REVENUE, FIRST SECURITY BANK LOC)
                  ss +/-                                                                       1.92    05/15/2022         6,415,000
      6,640,000   AUSTIN TX SUBSERIES B (TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)
                  ss +/-                                                                       1.90    11/15/2029         6,640,000
      6,500,000   BEXAR COUNTY TX HOUSING FINANCE CORPORATION VISTA MEADOWS PROJECT
                  (HOUSING REVENUE, FHLMC INSURED) ss +/-                                      2.00    09/01/2036         6,500,000
     21,655,000   CRAWFORD TX EDUCATIONAL FACILITIES CORPORATION CONCORDIA UNIVERSITY
                  (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK LOC) ss +/-                     1.85    06/01/2037        21,655,000
      5,010,000   CYPRESS FAIRBANKS TX INDEPENDENT SCHOOL DISTRICT (OTHER REVENUE,
                  CITIBANK NA LOC) ss +/-                                                      1.74    02/15/2019         5,010,000
      6,100,000   DALLAS TX AREA RAPID TRANSIT (OTHER REVENUE, AMBAC INSURED) ss +/-           1.95    12/01/2026         6,100,000
      2,275,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-514 (OTHER REVENUE,
                  PERMANENT SCHOOL FUND GUARANTEED) ss +/-                                     1.88    02/15/2038         2,275,000
      3,550,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-559 (OTHER REVENUE,
                  PERMANENT SCHOOL FUND GUARANTEED) ss +/-                                     1.88    02/15/2025         3,550,000
      9,455,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-526 (OTHER REVENUE, FGIC
                  INSURED) ss +/-                                                              1.88    07/01/2026         9,455,000
      1,270,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-548 (OTHER REVENUE, FGIC
                  INSURED) ss +/-                                                              1.88    11/15/2029         1,270,000
      4,325,000   ECTOR COUNTY TX INDEPENDENT SCHOOL DISTRICT CLASS A (PROPERTY TAX
                  REVENUE, PERMANENT SCHOOL FUND GUARANTEED) ss +/-                            1.73    08/15/2021         4,325,000
      3,800,000   FORT BEND TX INDEPENDENT SCHOOL DISTRICT SERIES 2852 (PROPERTY TAX
                  REVENUE, PERMANENT SCHOOL FUND GUARANTEED) ss +/-                            1.99    02/15/2016         3,800,000
      5,090,000   GALVESTON COUNTY TX HOUSING FINANCE CORPORATION VILLAGE BY THE SEA
                  APARTMENTS PROJECT (HOUSING REVENUE, FNMA INSURED) ss +/-                    1.94    02/15/2032         5,090,000
      8,995,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION (HCFR,
                  MBIA INSURED) ss +/-                                                         1.85    07/01/2015         8,995,000
     14,375,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION SERIES 357
                  (HCFR, MBIA INSURED) ss +/-                                                  1.89    07/01/2029        14,375,000
      2,070,000   HARRIS COUNTY TX SERIES 646 (PROPERTY TAX REVENUE, JPMORGAN CHASE
                  BANK LOC) ss +/-                                                             1.87    10/01/2012         2,070,000
      8,500,000   HARRIS COUNTY TX TRAN (PROPERTY TAX REVENUE)                                 3.00    02/26/2009         8,558,770
     15,240,000   HOUSTON TX (UTILITIES REVENUE, FIRST SECURITY BANK LOC) ss +/-               2.19    11/15/2036        15,240,000
      9,875,000   HOUSTON TX FINANCE CORPORATION ROCS RR II R-850 (HOUSING REVENUE,
                  FHLMC INSURED) ss +/-                                                        1.80    05/01/2033         9,875,000
      4,245,000   HOUSTON TX INDEPENDENT SCHOOL DISTRICT SERIES 462 (PROPERTY TAX
                  REVENUE, PERMANENT SCHOOL FUND GUARANTEED) ss +/-                            1.92    02/15/2026         4,245,000
     12,600,000   HOUSTON TX SERIES SG 139 (COLLEGE & UNIVERSITY REVENUE, SOCIETE
                  GENERALE LOC) ss +/-                                                         1.85    11/15/2029        12,600,000
     30,500,000   HOUSTON TX UTILITY SYSTEM (SEWER REVENUE, DEXIA CREDIT LOCAL DE
                  FRANCE LOC) ss +/-                                                           1.80    05/15/2034        30,500,000
     19,000,000   HOUSTON TX UTILITY SYSTEM SERIES B1 (WATER REVENUE, BANK OF AMERICA
                  NA LOC) ss +/-                                                               1.80    05/15/2034        19,000,000
     25,000,000   HOUSTON TX UTILITY SYSTEM SERIES B4 (WATER & SEWER REVENUE, BANK OF
                  AMERICA NA LOC) ss +/-                                                       1.80    05/15/2034        25,000,000
     25,000,000   HOUSTON TX UTILITY SYSTEM SERIES B5 (WATER & SEWER REVENUE, BANK OF
                  AMERICA NA LOC) ss +/-                                                       1.80    05/15/2034        25,000,000
     10,000,000   HOUSTON TX WATER & SEWER SYSTEM (WATER & SEWER REVENUE, MBIA INSURED)
                  ss +/-                                                                       2.06    12/01/2023        10,000,000
     20,000,000   HOUSTON TX WATER & SEWER SYSTEM (WATER REVENUE, FIRST SECURITY BANK
                  LOC) ss +/-                                                                  1.96    12/01/2031        20,000,000
     15,560,000   LUBBOCK TX (OTHER REVENUE, FIRST SECURITY BANK LOC) ss +/-                   1.96    02/15/2027        15,560,000
      9,000,000   NORTH EAST TX INDEPENDENT SCHOOL DISTRICT SERIES 2058 (OTHER REVENUE,
                  PERMANENT SCHOOL FUND GUARANTEED) ss +/-                                     1.87    08/01/2015         9,000,000
      3,900,000   NORTH TEXAS MUNICIPAL WATER DISTRICT (WATER REVENUE, MBIA INSURED)
                  ss +/-                                                                       2.19    09/01/2014         3,900,000
      7,500,000   PANHANDLE TX REGIONAL HOUSING FINANCE CORPORATION JASON AVENUE
                  RESIDENTIAL APARTMENTS (MULTI-FAMILY HOUSING REVENUE, FHLMC INSURED)
                  ss +/-                                                                       1.94    08/01/2041         7,500,000
        600,000   PORT ARTHUR TX NAVAL DISTRICT SERIES C (IDR, GUARANTEE AGREEMENT)
                  ss +/-                                                                       1.85    04/01/2027           600,000
     16,000,000   ROCKWALL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE, DEXIA
                  INSURED) ss +/-                                                              1.84    08/01/2037        16,000,000
     44,000,000   SAN ANTONIO TX HOTEL OCCUPANCY (OTHER REVENUE, WACHOVIA BANK LOC)
                  ss +/-                                                                       1.80    08/15/2034        44,000,000
     10,000,000   SPRING BRANCH TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  PERMANENT SCHOOL FUND GUARANTEED) ss +/-                                     1.79    02/01/2038        10,000,000

                  72 Wells Fargo Advantage Money Market Funds


             Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
TEXAS (continued)
$    12,760,000   SPRING BRANCH TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  PERMANENT SCHOOL FUND GUARANTEED) ss +/-                                      1.79%   02/01/2038  $     12,760,000
      9,120,000   TARRANT COUNTY TX CULTURAL EDUCATIONAL FACILITIES FINANCE
                  CORPORATION SCOTT WHITE MEMORIAL HOSPITAL SERIES C (OTHER REVENUE,
                  COMPASS BANK) ss +/-                                                          1.80    08/15/2046         9,120,000
      5,080,000   TEXAS STATE (PROPERTY TAX REVENUE, BANK OF NEW YORK LOC) ss +/-               1.82    04/01/2030         5,080,000
     13,900,000   TEXAS STATE DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS COSTA IBIZA
                  APARTMENTS (MULTI-FAMILY HOUSING REVENUE, FNMA INSURED) ss +/-                1.91    08/01/2041        13,900,000
     23,700,000   TEXAS STATE TRAN (GO - STATES, TERRITORIES)                                   3.00    08/28/2009        24,017,438
     20,700,000   TRAVIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION LONGHORN
                  VILLAGE PROJECT SERIES B (HOUSING REVENUE, BANK OF SCOTLAND LOC)
                  ss +/-                                                                        1.83    07/01/2037        20,700,000
                                                                                                                         550,461,208
                                                                                                                     ---------------
UTAH: 0.16%
      9,675,000   WEST JORDAN UT (HOUSING REVENUE, FNMA INSURED) ss +/-                         1.94    12/01/2034         9,675,000
                                                                                                                    ---------------
  VERMONT: 0.43%
      9,120,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY FLETCHER
                  ALLEN HOSPITAL SERIES A (HCFR) ss +/-                                         1.79    12/01/2030         9,120,000
      3,140,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY LANDMARK
                  COLLEGE PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE) ss +/-                2.45    07/01/2033         3,140,000
      2,225,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY NORTHEASTERN
                  VERMONT REGIONAL HOSPITAL SERIES A (HCFR) ss +/-                              2.50    10/01/2029         2,225,000
     11,955,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS NORTH COUNTY HOSPITAL PROJECT A
                  (HCFR) ss +/-                                                                 2.45    10/01/2034        11,955,000
                                                                                                                          26,440,000
                                                                                                                    ---------------
  VIRGINIA: 0.71%
      7,580,000   CAPITAL REGION AIRPORT COMMISSION VA SERIES B (AIRPORT REVENUE,
                  WACHOVIA BANK LOC) ss +/-                                                     1.86    06/01/2035         7,580,000
     12,450,000   JAMES CITY COUNTY VA IDA CHAMBREL PROJECT (OTHER REVENUE, FNMA
                  INSURED) ss +/-                                                               1.98    11/15/2032        12,450,000
      8,800,000   LEXINGTON VA IDA (IDR, WACHOVIA BANK LOC) ss +/-                              2.45    12/01/2036         8,800,000
     14,500,000   VIRGINIA SMALL BUSINESS FINANCING AUTHORITY FRIENDSHIP FOUNDATION
                  (HCFR, WACHOVIA BANK LOC) ss +/-                                              1.88    07/01/2022        14,500,000
                                                                                                                          43,330,000
                                                                                                                    ---------------
  WASHINGTON: 3.38%
     15,420,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2001-23 KING COUNTY WA SCHOOL
                  DISTRICT #001 SETTLE SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)
                  ss +/-                                                                        2.24    12/01/2009        15,420,000
     14,155,000   ABN AMRO MUNITOPS CERTIFICATES TRUST 2001-6 (PROPERTY TAX REVENUE,
                  MBIA INSURED) ss +/-                                                          2.24    01/01/2009        14,155,000
      5,118,500   ENERGY NORTHWEST WA ELECTRIC CERTIFICATES SERIES C (ELECTRIC REVENUE,
                  FIRST SECURITY BANK LOC) ss +/-++                                             1.88    01/01/2010         5,118,500
      2,180,000   EVERETT WA (PROPERTY TAX REVENUE LOC, BANK OF AMERICA NA LOC)
                  ss +/-                                                                        1.95    12/01/2021         2,180,000
      6,930,000   KING CITY WA PUBLIC HOSPITAL DISTRICT #1 (PROPERTY TAX REVENUE,
                  GUARANTEE AGREEMENT) ss +/-                                                   1.88    12/01/2037         6,930,000
     43,240,000   KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE, FHLMC
                  INSURED) ss +/-                                                               1.90    07/01/2035        43,240,000
      5,885,000   KING COUNTY WA SCHOOL DISTRICT #415 (PROPERTY TAX REVENUE, FIRST
                  SECURITY BANK LOC) ss +/-                                                     1.84    12/01/2018         5,885,000
      7,920,000   SEATTLE WA (ELECTRIC REVENUE, FIRST SECURITY BANK LOC) ss +/-                 2.19    03/01/2022         7,920,000
      4,845,000   SEATTLE WA SOLID WASTE SERIES 2202 (SOLID WASTE REVENUE, MBIA
                  INSURED) ss +/-                                                               2.04    02/01/2029         4,845,000
     12,530,000   SEATTLE WA WATER SYSTEM (OTHER REVENUE, MBIA INSURED) ss +/-                  1.97    09/01/2033        12,530,000
      4,885,000   STATE OF WASHINGTON (PROPERTY TAX REVENUE, FGIC INSURED) ss +/-               2.14    07/01/2026         4,885,000
      6,665,000   WASHINGTON DC CONVENTION CENTER AUTHORITY SERIES 1731 (TAX REVENUE,
                  AMBAC INSURED) ss +/-                                                         2.34    10/01/2030         6,665,000
      7,830,000   WASHINGTON DC CONVENTION CENTER AUTHORITY SERIES 1736 (OTHER REVENUE,
                  AMBAC INSURED) ss +/-                                                         2.34    10/01/2036         7,830,000
      2,500,000   WASHINGTON STATE (PROPERTY TAX REVENUE) ss +/-                                1.79    07/01/2026         2,500,000
      5,000,000   WASHINGTON STATE (PROPERTY TAX REVENUE) ss +/-                                1.81    07/01/2031         5,000,000
      8,800,000   WASHINGTON STATE CLASS A (PROPERTY TAX REVENUE) ss +/-                        1.81    07/01/2033         8,800,000
     12,000,000   WASHINGTON STATE HEFAR UNIVERSITY OF PUGET SOUND SERIES B (COLLEGE
                  & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC) ss +/-                          1.87    10/01/2036        12,000,000
      7,000,000   WASHINGTON STATE HEFAR UNIVERSITY PUGET SOUND PROJECT A PUTTABLE
                  (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC) ss +/-                 1.87    10/01/2030         7,000,000

                  Wells Fargo Advantage Money Market Funds 73


             Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
WASHINGTON (continued)
$     5,775,000   WASHINGTON STATE HOUSING FINANCE COMMISSION NONPROFIT TACOMA ART
                  MUSEUM PROJECT (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST
                  CORPORATION LOC)ss +/-                                                       2.48%   06/01/2032   $     5,775,000
     22,825,000   WASHINGTON STATE ROCS RRII R-12100 (OTHER REVENUE, FGIC INSURED)
                  ss +/-                                                                       1.95    01/01/2031        22,825,000
      2,165,000   WASHINGTON STATE SERIES 593 (PROPERTY TAX REVENUE, FIRST SECURITY
                  BANK LOC) ss +/-                                                             1.99    07/01/2012         2,165,000
      4,100,000   WASHINGTON STATE SUNNYSIDE COMMUNITY HOSPITAL (HCFR, US BANK NA LOC)
                  ss +/-                                                                       2.00    10/01/2017         4,100,000
                                                                                                                        207,768,500
                                                                                                                   ----------------
WEST VIRGINIA: 0.48%
     15,985,000   MONONGALIA COUNTY WV BUILDING COMMISSION SERIES A (HCFR, JPMORGAN
                  CHASE BANK LOC) ss +/-                                                       1.87    07/01/2040        15,985,000
     13,700,000   WEST VIRGINIA STATE PARKWAYS ECONOMIC DEVELOPMENT & TOURISM AUTHORITY
                  (OTHER REVENUE, GENERAL OBLIGATION OF AUTHORITY) ss +/-                      1.82    04/15/2019        13,700,000
                                                                                                                         29,685,000
                                                                                                                    ---------------
WISCONSIN: 2.29%
      3,615,000   MILWAUKEE WI RDA REDEVELOPMENT MILWAUKEE SCHOOL ENGINEER PROJECT A
                  (COLLEGE & UNIVERSITY REVENUE, MARSHALL & ISLEY BANK LOC) ss +/-             2.01    07/01/2023         3,615,000
     15,530,000   WISCONSIN PUBLIC POWER INCORPORATED SERIES 1150 (POWER REVENUE)
                  ss +/-                                                                       1.99    07/01/2013        15,530,000
      7,045,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY BELOIT
                  MEMORIAL HOSPITAL INCORPORATED (HEALTHCARE FACILITIES REVENUE,
                  JPMORGAN CHASE BANK LOC) ss +/-                                              2.48    04/01/2036         7,045,000
      6,000,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY MERITER
                  HOSPITAL INCORPORATED SERIES A (HEALTHCARE FACILITIES REVENUE, US
                  BANK NA LOC) ss +/-                                                          2.45    12/01/2024         6,000,000
      2,400,000   WISCONSIN STATE HEFA ALVERNO COLLEGE PROJECT (COLLEGE & UNIVERSITY
                  REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                                   2.48    11/01/2017         2,400,000
        300,000   WISCONSIN STATE HEFA AURORA HEALTH CARE SERIES A (HOSPITAL REVENUE,
                  MARSHALL & ISLEY BANK LOC) ss +/-                                            2.45    04/01/2028           300,000
      7,900,000   WISCONSIN STATE HEFA EDGEWOOD COLLEGE (OTHER REVENUE, US BANK NA
                  LOC) ss +/-                                                                  2.48    10/01/2031         7,900,000
     11,390,000   WISCONSIN STATE HEFA HESS MEMORIAL HOSPITAL INCORPORATED (HFFA
                  REVENUE, US BANK NA LOC) ss +/-                                              1.84    05/01/2024        11,390,000
      1,100,000   WISCONSIN STATE HEFA LUTHERAN COLLEGE PROJECT (COLLEGE & UNIVERSITY
                  REVENUE, US BANK NA LOC) ss +/-                                              2.48    06/01/2033         1,100,000
     13,420,000   WISCONSIN STATE HEFA MERITER HOSPITAL INCORPORATED PROJECT (HCFR,
                  MARSHALL & ISLEY BANK LOC) ss +/-                                            2.48    12/01/2032        13,420,000
      6,375,000   WISCONSIN STATE HEFA MERITER RETIREMENT SERVICES SERIES B (OTHER
                  REVENUE, US BANK NA LOC) ss +/-                                              1.90    03/01/2038         6,375,000
     10,900,000   WISCONSIN STATE HEFA NATIONAL REGENCY OF NEW BERLIN (HCFR, MARSHALL
                  & ISLEY BANK LOC) ss +/-                                                     2.48    08/15/2034        10,900,000
      3,155,000   WISCONSIN STATE HEFA RIVERVIEW HOSPITAL ASSOCIATION (HCFR, FIRSTAR
                  BANK NA LOC) ss +/-                                                          2.48    10/01/2030         3,155,000
     12,990,000   WISCONSIN STATE HEFA ROC-RR-II-R-708CE (HCFR, CITIBANK NA LOC)
                  ss +/-                                                                       1.88    08/15/2030        12,990,000
     27,520,000   WISCONSIN STATE HEFAR BAY AREA MEDICAL CENTER INCORPORATED (HCFR,
                  MARSHALL & ISLEY BANK LOC) ss +/-                                            2.48    02/01/2038        27,520,000
      7,100,000   WISCONSIN STATE HEFAR FRANCISCAN SISTERS SERIES B (HCFR, MARSHALL &
                  ISLEY BANK LOC) ss +/-                                                       1.85    09/01/2033         7,100,000
      3,940,000   WISCONSIN STATE HEFAR MERITER RETIREMENT SERVICES SERIES A (OTHER
                  REVENUE, KBC BANK NV LOC) ss +/-                                             1.90    03/01/2038         3,940,000
                                                                                                                        140,680,000
                                                                                                                    ---------------
WYOMING: 0.69%
     42,125,000   SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A (PCR,
                  BARCLAYS BANK PLC LOC) ss +/-                                                1.84    07/01/2015        42,125,000
                                                                                                                    ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $5,696,645,301)                                                                   5,696,645,301
                                                                                                                    ---------------
COMMERCIAL PAPER: 7.06%
     14,605,000   AMERICAN MUNICIPAL POWER OHIO                                                1.68    12/01/2008        14,605,000
     22,275,000   BOSTON WATER & SEWER                                                         1.57    10/07/2008        22,275,000
     27,393,000   HILLSBOROUGH COUNTY FL                                                       1.50    09/25/2008        27,393,000
      4,528,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                    1.65    10/07/2008         4,528,000

                  74 Wells Fargo Advantage Money Market Funds


             Portfolio of Investments--August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
COMMERCIAL PAPER (continued)
$    20,000,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                    1.70%   11/13/2008   $    20,000,000
     17,825,000   ILLINOIS FINANCE AUTHORITY                                                   1.75    01/06/2009        17,825,000
      6,988,000   JOHNS HOPKINS UNIVERSITY                                                     1.60    10/07/2008         6,988,000
     28,600,000   MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY                      1.60    10/07/2008        28,600,000
      8,500,000   ROCHESTER MN HEALTH CARE                                                     1.55    09/08/2008         8,500,000
     15,000,000   ROCHESTER MN HEALTH CARE                                                     1.60    10/07/2008        15,000,000
     21,500,000   ROCHESTER MN HEALTH CARE                                                     1.65    10/09/2008        21,500,000
     19,000,000   ROCHESTER MN HEALTH CARE                                                     1.55    11/10/2008        19,000,000
     11,300,000   ROCHESTER MN HEALTH CARE                                                     1.55    11/10/2008        11,300,000
     18,900,000   ROCHESTER MN HEALTH CARE                                                     1.55    11/10/2008        18,900,000
     32,400,000   ROCHESTER MN HEALTH CARE                                                     1.55    11/10/2008        32,400,000
     10,600,000   ROCHESTER MN HEALTH CARE                                                     1.55    11/13/2008        10,600,000
     10,000,000   ROCHESTER MN HEALTH CARE                                                     1.65    01/08/2009        10,000,000
     34,255,000   SAN ANTONIO ELECTRIC & GAS                                                   1.95    09/04/2008        34,255,000
     15,250,000   SAN ANTONIO ELECTRIC & GAS                                                   1.65    10/07/2008        15,250,000
     28,700,000   TEXAS DEPARTMENT OF TRANSPORTATION                                           1.60    10/08/2008        28,700,000
      9,385,000   UNIVERSITY OF TEXAS PERMANENT UNIVERSITY FUND                                1.65    10/15/2008         9,385,000
     22,750,000   UNIVERSITY OF TEXAS PERMANENT UNIVERSITY FUND                                1.50    10/16/2008        22,750,000
     23,855,000   UNIVERSITY OF TEXAS PERMANENT UNIVERSITY FUND                                1.70    11/07/2008        23,855,000
     10,000,000   UNIVERSITY OF TEXAS PERMANENT UNIVERSITY FUND                                1.65    11/10/2008        10,000,000
TOTAL COMMERCIAL PAPER (COST $433,609,000)                                                                              433,609,000
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $6,130,254,301)*                        99.81%                                                                $ 6,130,254,301
OTHER ASSETS AND LIABILITIES, NET              0.19                                                                      11,738,820
                                             ------                                                                 ---------------
TOTAL NET ASSETS                             100.00%                                                                $ 6,141,993,121
                                             ------                                                                 ---------------

----------
ss These securities are subject to a demand feature which reduces the effective maturity.

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 75


              Portfolio of Investments--August 31, 2008 (Unaudited)

PRIME INVESTMENT MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
AGENCY NOTES - INTEREST BEARING: 0.93%
$    40,000,000   FHLB+/-                                                                      2.49%   01/28/2009   $    40,000,000
     35,000,000   FHLB+/-                                                                      2.49    01/30/2009        35,000,000
TOTAL AGENCY NOTES - INTEREST BEARING (COST $75,000,000)                                                                 75,000,000
                                                                                                                    ---------------
CERTIFICATES OF DEPOSIT: 8.36%
     79,000,000   ABN AMRO BANK NV (LONDON)+/-                                                 2.85    09/10/2008        79,000,000
     24,000,000   ALLIED IRISH BANKS (NEW YORK)+/-                                             2.86    09/09/2008        24,000,000
     31,000,000   BANCO BILBOA VIZCAYA ARGENTINA (NEW YORK)+/-                                 2.70    09/04/2008        31,000,051
    150,000,000   BANK OF SCOTLAND PLC (NEW YORK)+/-                                           3.22    08/14/2009       150,000,000
     30,000,000   BARCLAYS BANK PLC (NEW YORK)+/-                                              2.97    02/27/2009        30,000,000
     84,000,000   BNP PARIBAS (NEW YORK)+/-                                                    3.12    02/20/2009        84,000,000
     40,000,000   CALYON (NEW YORK)+/-                                                         2.70    09/04/2008        40,000,066
     50,000,000   INTESA SANPAOLO SPA (LONDON)+/-                                              2.53    09/08/2008        50,000,000
     41,000,000   NATIXIS (NEW YORK)+/-                                                        2.92    12/01/2008        41,000,000
     55,000,000   NATIXIS (NEW YORK)+/-ss                                                      2.99    04/01/2010        55,000,000
     35,000,000   U.S. BANK NATIONAL ASSOCIATION+/-                                            2.86    04/20/2009        35,000,000
     57,000,000   UNICREDITO ITALIANO (NEW YORK)+/-                                            3.00    12/08/2008        57,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $676,000,117)                                                                       676,000,117
                                                                                                                    ---------------
COMMERCIAL PAPER: 44.71%
     22,000,000   AMSTEL FUNDING CORPORATION##++                                               2.70    09/03/2008        21,998,350
     20,000,000   AMSTEL FUNDING CORPORATION##++                                               2.75    09/12/2008        19,984,722
     38,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                                       3.04    04/20/2009        37,261,956
     45,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                                       3.41    06/11/2009        43,797,975
      3,100,000   APRECO LLC##++                                                               2.55    09/16/2008         3,096,926
     10,000,000   APRECO LLC##++                                                               2.69    09/03/2008         9,999,253
     25,000,000   APRECO LLC##++                                                               2.78    10/21/2008        24,905,403
     35,400,000   ASB FINANCE LIMITED (LONDON)##++                                             3.01    05/07/2009        34,668,921
     10,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++                                2.49    09/04/2008         9,998,617
     28,000,000   BELMONT FUNDING LLC##++                                                      2.75    09/04/2008        27,995,722
     27,000,000   BELMONT FUNDING LLC##++                                                      2.75    09/25/2008        26,952,562
     31,000,000   BRYANT PARK FUNDING LLC##++                                                  2.75    09/08/2008        30,985,792
     54,000,000   BRYANT PARK FUNDING LLC##++                                                  2.66    09/03/2008        53,996,010
     70,000,000   CAFCO LLC##++                                                                2.72    09/09/2008        69,962,978
     37,000,000   CAFCO LLC##++                                                                2.77    09/15/2008        36,962,990
     30,000,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE##++                  2.71    09/12/2008        29,977,417
     34,000,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE##++                  2.97    10/21/2008        33,862,555
     23,700,000   CANCARA ASSET SECURITIZATION LLC##++                                         2.54    09/08/2008        23,689,967
     10,000,000   CHARIOT FUNDING LLC##++                                                      2.35    09/05/2008         9,998,042
     30,000,000   CHARTA LLC##++                                                               2.50    09/02/2008        30,000,000
     50,000,000   CHARTA LLC##++                                                               2.60    09/02/2008        50,000,000
     24,000,000   CHARTA LLC##++                                                               2.69    09/17/2008        23,973,100
      5,000,000   CHARTA LLC##++                                                               2.80    09/17/2008         4,994,167
     14,000,000   CIESCO LLC##++                                                               2.68    09/03/2008        13,998,958
     39,000,000   CIESCO LLC##++                                                               2.80    09/18/2008        38,951,467
      9,000,000   CITIBANK OMNI MASTER TRUST##++                                               2.67    09/03/2008         8,999,333
     86,209,000   CITIBANK OMNI MASTER TRUST##++                                               3.08    12/10/2008        85,478,810
     14,000,000   CLIPPER RECEIVABLES COMPANY LLC##++                                          2.55    09/04/2008        13,998,017
     67,000,000   CLIPPER RECEIVABLES COMPANY LLC##++                                          2.57    09/02/2008        67,000,000
     62,900,000   CLIPPER RECEIVABLES COMPANY LLC##++                                          2.57    09/03/2008        62,895,510
     30,400,000   EBBETS FUNDING LLC##++                                                       2.70    09/04/2008        30,395,440
     26,000,000   EBBETS FUNDING LLC##++                                                       2.70    09/15/2008        25,974,650
     33,000,000   EBBETS FUNDING LLC##++                                                       2.70    09/18/2008        32,960,400
     20,800,000   EBBETS FUNDING LLC##++                                                       2.75    09/08/2008        20,790,467
     47,000,000   ELYSIAN FUNDING LLC##++                                                      2.60    09/05/2008        46,989,817
     30,500,000   ENTERPRISE FUNDING LLC##++                                                   2.48    09/08/2008        30,487,393

                   76 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2008 (Unaudited)

PRIME INVESTMENT MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
COMMERCIAL PAPER (continued)
$    11,000,000   Enterprise Funding LLC##++                                                   2.49%   09/08/2008   $    10,995,435
      8,000,000   EUREKA SECURITIZATION##++                                                    2.62    09/16/2008         7,991,864
     25,000,000   FAIRWAY FINANCE CORPORATION##++                                              2.53    09/08/2008        24,989,458
      5,000,000   FAIRWAY FINANCE CORPORATION##++                                              2.53    09/11/2008         4,996,838
     70,000,000   FALCON ASSET SECURITIES COMPANY LLC##++                                      2.48    09/11/2008        69,956,600
     22,000,000   FORTIS FUNDING LLC##++                                                       2.52    09/12/2008        21,984,600
     49,000,000   FORTIS FUNDING LLC##++                                                       2.67    10/07/2008        48,873,042
     16,000,000   FOXBORO FUNDING LIMITED+/-(i)                                                3.36    02/06/2009        16,000,000
     39,600,000   GALLEON CAPITAL LLC##++                                                      2.57    09/04/2008        39,594,346
     27,000,000   GALLEON CAPITAL LLC##++                                                      2.58    09/05/2008        26,994,195
     59,000,000   GALLEON CAPITAL LLC##++                                                      2.60    09/02/2008        59,000,000
     33,800,000   GALLEON CAPITAL LLC##++                                                      2.60    09/03/2008        33,797,559
     15,000,000   GEMINI SECURITIZATION CORPORATION LLC##++                                    2.57    09/03/2008        14,998,929
     30,000,000   GEMINI SECURITIZATION CORPORATION LLC##++                                    2.68    09/04/2008        29,995,533
     22,347,000   GEMINI SECURITIZATION CORPORATION LLC##++                                    2.70    09/04/2008        22,343,648
     25,000,000   GEMINI SECURITIZATION CORPORATION LLC##++                                    2.70    09/05/2008        24,994,375
     28,000,000   GEMINI SECURITIZATION CORPORATION LLC##++                                    2.79    12/02/2008        27,802,530
     72,000,000   GRAMPIAN FUNDING LLC##++                                                     2.55    09/24/2008        71,887,800
     14,000,000   IRISH LIFE & PERMANENT##++                                                   2.54    09/05/2008        13,997,037
     45,000,000   IRISH LIFE & PERMANENT##++                                                   2.75    09/17/2008        44,948,437
     56,700,000   IRISH LIFE & PERMANENT##++                                                   2.76    09/30/2008        56,578,284
     14,000,000   IRISH LIFE & PERMANENT##++                                                   2.85    09/22/2008        13,977,833
     48,000,000   KBC FINANCE PRODUCTION INTERNATIONAL LIMITED##++                             2.72    09/16/2008        47,949,227
     37,000,000   LIBERTY STREET FUNDING LLC##++                                               2.62    09/02/2008        37,000,000
     31,000,000   LIBERTY STREET FUNDING LLC##++                                               2.75    10/29/2008        30,865,021
     53,400,000   LIBERTY STREET FUNDING LLC##++                                               2.87    12/01/2008        53,016,855
     60,000,000   MAZARIN FUNDING CORPORATION##++                                              2.60    09/02/2008        60,000,000
     22,000,000   MAZARIN FUNDING CORPORATION##++                                              2.62    09/09/2008        21,988,792
     85,000,000   METLIFE SHORT TERM FUNDING LLC##++                                           2.56    09/15/2008        84,921,422
     41,000,000   METLIFE SHORT TERM FUNDING LLC##++                                           2.93    12/09/2008        40,672,979
     14,200,000   MONT BLANC CAPITAL CORPORATION##++                                           2.50    09/03/2008        14,199,014
     20,000,000   MONT BLANC CAPITAL CORPORATION##++                                           2.60    09/05/2008        19,995,667
     37,500,000   MONT BLANC CAPITAL CORPORATION##++                                           2.62    09/04/2008        37,494,542
     14,000,000   NATIONWIDE BUILDING SOCIETY##++                                              2.38    09/05/2008        13,997,223
     34,000,000   NATIONWIDE BUILDING SOCIETY##++                                              2.40    09/04/2008        33,995,467
     57,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++                                  2.60    09/02/2008        57,000,000
     22,000,000   PARK AVENUE RECEIVABLES##++                                                  2.47    09/05/2008        21,995,472
     22,369,000   PARK AVENUE RECEIVABLES##++                                                  2.48    09/05/2008        22,364,377
     22,000,000   PICAROS FUNDING LLC##++                                                      2.54    09/04/2008        21,996,896
     25,000,000   PICAROS FUNDING LLC##++                                                      2.55    09/04/2008        24,996,458
     15,000,000   REGENCY MARKETS # 1 LLC##++                                                  2.50    09/05/2008        14,996,875
     11,194,000   REGENCY MARKETS # 1 LLC##++                                                  2.59    09/11/2008        11,186,752
      4,400,000   SALISBURY RECEIVABLES COMPANY##++                                            2.47    09/04/2008         4,399,396
      6,400,000   SALISBURY RECEIVABLES COMPANY##++                                            2.52    09/04/2008         6,399,104
     33,000,000   SALISBURY RECEIVABLES COMPANY##++                                            2.52    09/26/2008        32,944,560
     24,000,000   SCALDIS CAPITAL LLC##++                                                      2.58    09/02/2008        24,000,000
     61,000,000   SCALDIS CAPITAL LLC##++                                                      2.77    10/27/2008        60,741,851
     53,400,000   SCALDIS CAPITAL LLC##++                                                      2.78    10/30/2008        53,160,827
     20,000,000   SCALDIS CAPITAL LLC##++                                                      2.82    09/12/2008        19,984,333
     50,000,000   SOCIETE GENERALE NORTH AMERICA##                                             2.91    10/15/2008        49,826,208
    108,000,000   SOLITAIRE FUNDING LLC##++                                                    2.52    09/26/2008       107,818,560
     25,000,000   SOLITAIRE FUNDING LLC##++                                                    2.55    09/02/2008        25,000,000
     60,000,000   SOLITAIRE FUNDING LLC##++                                                    2.56    09/03/2008        59,995,733
     30,000,000   STARBIRD FUNDING CORPORATION##++                                             2.70    09/25/2008        29,948,250
     80,000,000   STARBIRD FUNDING CORPORATION##++                                             2.80    10/03/2008        79,807,111
    100,000,000   STARBIRD FUNDING CORPORATION##++                                             2.95    10/17/2008        99,631,250
     10,000,000   SURREY FUNDING CORPORATION##++                                               2.63    09/02/2008        10,000,000

                   Wells Fargo Advantage Money Market Funds 77


              Portfolio of Investments--August 31, 2008 (Unaudited)

PRIME INVESTMENT MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
COMMERCIAL PAPER (continued)
$    72,500,000   SURREY FUNDING CORPORATION##++                                               2.63%   09/09/2008   $    72,462,924
     56,600,000   SURREY FUNDING CORPORATION##++                                               2.64    09/12/2008        56,558,493
     45,000,000   SWEDBANK AB##                                                                2.95    09/11/2008        44,966,813
     57,000,000   SWEDBANK AB##                                                                3.00    11/26/2008        56,596,250
      5,358,000   THAMES ASSET GLOBAL SECURITIZATION##++                                       2.55    09/02/2008         5,358,000
     17,400,000   THAMES ASSET GLOBAL SECURITIZATION##++                                       2.55    09/10/2008        17,390,140
     16,000,000   THAMES ASSET GLOBAL SECURITIZATION##++                                       2.83    09/08/2008        15,992,453
     12,000,000   TULIP FUNDING CORPORATION##++                                                2.40    09/05/2008        11,997,600
      6,000,000   TULIP FUNDING CORPORATION##++                                                2.55    09/05/2008         5,998,725
     81,000,000   VARIABLE FUNDING CAPITAL##++                                                 2.83    11/25/2008        80,465,130
     53,000,000   VERSAILLES CDS LLC##++                                                       2.55    09/05/2008        52,988,737
     31,500,000   VICTORIA FINANCE LLC+/-(i)####(a)                                            4.82    02/15/2008        25,200,000
     13,000,000   WINDMILL FUNDING CORPORATION##++                                             2.50    09/02/2008        13,000,000
TOTAL COMMERCIAL PAPER (COST $3,624,247,004)                                                                          3,617,947,517
                                                                                                                    ---------------
CORPORATE BONDS & NOTES: 5.74%
     57,300,000   ALLIED IRISH BANKS PLC+/-++                                                  2.47    11/18/2008        57,300,000
     44,000,000   DNB NOR BANK ASA+/-++                                                        2.48    03/25/2009        44,000,000
     88,000,000   FLORIDA HURRICANE CATASTROPHE+/-                                             2.69    12/12/2008        88,000,000
     44,000,000   INTESA BANK (IRELAND) PLC+/-++                                               2.49    03/25/2009        44,000,000
     31,000,000   IRISH LIFE & PERMANENT PLC+/-++                                              2.50    03/20/2009        31,000,000
     16,100,000   MORGAN STANLEY+/-                                                            2.19    09/15/2008        16,096,878
     15,000,000   NATIONWIDE BUILDING SOCIETY+/-++                                             2.52    01/06/2009        15,000,000
    169,000,000   WACHOVIA BANK NA+/-                                                          3.00    05/01/2009       169,000,000
TOTAL CORPORATE BONDS & NOTES (COST $464,396,878)                                                                       464,396,878
                                                                                                                    ---------------
EXTENDABLE BONDS: 6.97%
     79,500,000   BANK OF IRELAND+/-++                                                         3.05    09/02/2009        79,500,000
     40,000,000   BASF FINANCE EUROPE NV+/-++                                                  2.80    09/18/2009        40,000,000
     95,000,000   COMMONWEALTH BANK (AUSTRALIA)+/-++                                           2.99    08/03/2009        95,000,000
    113,000,000   DEUTSCHE BANK+/-                                                             3.00    08/04/2009       113,000,000
    100,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                      2.48    09/09/2009       100,000,000
     34,000,000   HSBC USA INCORPORATED+/-                                                     3.19    08/14/2009        34,000,000
    102,800,000   RABOBANK NEDERLAND+/-++                                                      2.99    09/09/2009       102,800,000
TOTAL EXTENDABLE BONDS (COST $564,300,000)                                                                              564,300,000
                                                                                                                    ---------------
MEDIUM TERM NOTES: 5.27%
     45,000,000   BNP PARIBAS+/-                                                               2.77    09/16/2008        45,000,000
     27,000,000   MERRILL LYNCH & COMPANY+/-                                                   2.61    03/18/2009        27,000,000
     60,000,000   MERRILL LYNCH & COMPANY+/-                                                   2.61    03/24/2009        60,000,000
     12,000,000   MORGAN STANLEY+/-                                                            2.14    10/31/2008        12,000,000
     54,000,000   NEW YORK LIFE GLOBAL FUNDING+/-++                                            2.90    05/13/2009        54,000,000
     61,000,000   NORDEA BANK AB+/-++                                                          2.48    09/10/2008        61,000,000
      4,000,000   PREMIUM ASSET TRUST SERIES 04-10+/-++                                        2.55    12/12/2008         4,000,000
     41,000,000   ROYAL BANK OF SCOTLAND GROUP PLC+/-++                                        2.96    09/18/2008        41,000,000
     45,000,000   TOTTA IRELAND PLC+/-++                                                       2.47    09/05/2008        45,000,000
     77,000,000   TOYOTA MOTOR CREDIT CORPORATION+/-                                           2.51    02/03/2009        77,000,000
TOTAL MEDIUM TERM NOTES (COST $426,000,000)                                                                             426,000,000
                                                                                                                    ---------------
MUNICIPAL BONDS & NOTES: 1.27%
     10,000,000   ACADEMY OF THE NEW CHURCH        +/-ss                                       2.72    02/01/2025        10,000,000
     20,000,000   COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY PROJECT B II
                  (HOUSING REVENUE, FNMA INSURED)+/-ss                                         3.00    05/01/2049        20,000,000
     19,000,000   IOWA FINANCIAL AUTHORITY SFMR (HOUSING REVENUE, GNMA)+/-ss                   2.60    01/01/2039        19,000,000
     10,840,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES E
                  (HOUSING REVENUE, GO OF AUTHORITY)+/-ss                                      2.70    07/01/2038        10,840,000

                   78 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2008 (Unaudited)

PRIME INVESTMENT MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
MUNICIPAL BONDS & NOTES (continued)
$    12,000,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES T
                  (HOUSING REVENUE, GO OF AUTHORITY)+/-ss                                      2.70%   07/01/2048   $    12,000,000
     20,130,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO
                  UNLIMITED, BANK OF AMERICA NA LOC)+/-ss                                      2.62    11/01/2028        20,129,065
     11,000,000   SAN JOSE CA FINANCING AUTHORITY TAXABLE LAND SERIES F
                  (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                                 2.65    06/01/2034        11,000,000
TOTAL MUNICIPAL BONDS & NOTES (COST $102,969,065)                                                                       102,969,065
                                                                                                                    ---------------
REPURCHASE AGREEMENTS: 10.96%
    180,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
                  (MATURITY VALUE $180,042,600)                                                2.13    09/02/2008       180,000,000
    162,235,620   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $162,274,196)                                     2.14    09/02/2008       162,235,620
     91,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $91,022,447)                                      2.22    09/02/2008        91,000,000
    180,000,000   GREENWICH CAPTIAL MARKET INCORPORATED - 102%
                  COLLATERALIZED BY US GOVERNMENT SECURITIES
                  (MATURITY VALUE $180,042,600)                                                2.13    09/02/2008       180,000,000
    171,000,000   LEHMAN BROTHERS COMMERCIAL - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES
                  (MATURITY VALUE $171,047,500)                                                2.50    09/02/2008       171,000,000
    103,000,000   MERRILL PIERCE FENNER & SMITH - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES (MATURITY VALUE $ 103,025,178)                      2.20    09/02/2008       103,000,000
TOTAL REPURCHASE AGREEMENTS (COST $887,235,620)                                                                         887,235,620
                                                                                                                    ---------------
SECURED MASTER NOTE AGREEMENT: 3.52%
    136,616,000   BANK OF AMERICA SECURITIES LLC+/-                                            2.26                     136,616,000
    148,323,000   CITIGROUP GLOBAL MARKETS INCORPORATED+/-                                     2.25                     148,323,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $284,939,000)                                                                 284,939,000
                                                                                                                    ---------------
TIME DEPOSITS: 13.04%
    136,000,000   ALLIED IRISH BANKS PLC                                                       2.15    09/02/2008       136,000,000
    136,000,000   BANCO BILBAO VIZCAYA ARGENTINA SA                                            2.20    09/02/2008       136,000,000
    136,000,000   BANK OF IRELAND                                                              2.23    09/02/2008       136,000,000
     68,000,000   BNP PARIBAS PARIS                                                            2.15    09/02/2008        68,000,000
    136,000,000   DANSKE BANK AS COPENHAGEN                                                    2.15    09/02/2008       136,000,000
    136,000,000   DEXIA CREDIT LOCAL DE FRANCE                                                 2.18    09/02/2008       136,000,000
    171,000,000   KBC BANK NV BRUSSELS                                                         1.88    09/02/2008       171,000,000
    136,000,000   SOCIETE GENERALE PARIS                                                       2.18    09/02/2008       136,000,000
TOTAL TIME DEPOSITS (COST $1,055,000,000)                                                                             1,055,000,000
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $8,160,087,684)*                                            100.77%                                           $ 8,153,788,197
OTHER ASSETS AND LIABILITIES, NET                                  (0.77)                                               (61,931,195)
                                                                  ------                                            ---------------
TOTAL NET ASSETS                                                  100.00%                                           $ 8,091,857,002
                                                                  ------                                            ---------------

----------
+/-  Variable rate investments.

ss   These securities are subject to a demand feature which reduces the effective maturity.

##    Zero coupon bond. Interest rate presented is yield to maturity.

(i)   Illiquid security.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 79


              Portfolio of Investments--August 31, 2008 (Unaudited)

TREASURY PLUS MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
US TREASURY SECURITIES: 5.26%
US TREASURY BILLS: 5.26%
$    25,000,000   US TREASURY BILL##                                                           1.89%   11/20/2008   $    24,897,135
    350,000,000   US TREASURY BILL##                                                           1.95    01/15/2009       347,460,313
                                                                                                                        372,357,448
                                                                                                                    ---------------
TOTAL US TREASURY SECURITIES (COST $ 372,357,448)                                                                       372,357,448
                                                                                                                    ---------------
REPURCHASE AGREEMENTS: 94.85%
    300,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES
                  (MATURITY VALUE $300,058,333)                                                1.75    09/02/2008       300,000,000
     75,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES
                  (MATURITY VALUE $75,016,417)                                                 1.97    09/02/2008        75,000,000
    500,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES
                  (MATURITY VALUE $500,109,444)                                                1.97    09/02/2008       500,000,000
    500,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES
                  (MATURITY VALUE $500,111,111)                                                2.00    09/02/2008       500,000,000
    500,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY
                  VALUE $500,112,778)                                                          2.03    09/03/2008       500,000,000
    500,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102%
                  COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $500,113,889)                                     2.05    09/12/2008       500,000,000
  1,000,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102%
                  COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $1,000,225,556)                                   2.03    09/02/2008     1,000,000,000
    500,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY
                  VALUE $500,112,778)                                                          2.03    09/04/2008       500,000,000
    800,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY
                  VALUE $800,179,556)                                                          2.02    09/02/2008       800,000,000
     50,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES
                  (MATURITY VALUE $50,010,556)                                                 1.90    09/02/2008        50,000,000
  1,250,000,000   HSBC USA INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY
                  VALUE $1,250,280,556)                                                        2.02    09/02/2008     1,250,000,000
    500,000,000   JPMORGAN SECURITIES - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MARKET
                  VALUE $500,111,111)                                                          2.00    09/02/2008       500,000,000
    147,565,000   JPMORGAN SECURITIES - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY
                  VALUE $147,596,153)                                                          1.90    09/02/2008       147,565,000
    100,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES
                  (MARKET VALUE $100,021,889)                                                  1.97    09/02/2008       100,000,000
TOTAL REPURCHASE AGREEMENTS (COST $6,722,565,000)                                                                     6,722,565,000
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $7,094,922,448)*                                                            100.11%                           $ 7,094,922,448
OTHER ASSETS AND LIABILITIES, NET                                                  (0.11)                                (7,660,405)
                                                                                  ------                            ---------------
TOTAL NET ASSETS                                                                  100.00%                           $ 7,087,262,043
                                                                                  ------                            ---------------

----------
##   Zero coupon bond. Interest rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   80 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2008 (Unaudited)

100% TREASURY MONEY MARKET FUND

                                                                                           INTEREST     MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE         DATE           VALUE
---------------   ----------------------------------------------------------------------   --------   -----------   ---------------
US TREASURY SECURITIES: 96.61%
US TREASURY BILLS: 96.61%
$    44,465,000   US TREASURY BILL##                                                           1.70%  09/04/2008    $    44,460,815
    150,000,000   US TREASURY BILL##                                                           1.71   09/04/2008        149,985,750
    250,000,000   US TREASURY BILL##                                                           1.86   09/04/2008        249,974,306
    100,000,000   US TREASURY BILL##                                                           1.93   09/04/2008         99,989,333
    350,000,000   US TREASURY BILL##                                                           1.84   09/11/2008        349,839,875
    150,000,000   US TREASURY BILL##                                                           1.88   09/11/2008        149,929,687
    250,000,000   US TREASURY BILL##                                                           1.89   09/15/2008        249,829,826
     63,200,000   US TREASURY BILL##                                                           1.79   09/18/2008         63,149,721
      3,725,000   US TREASURY BILL##                                                           1.81   09/18/2008          3,722,020
    100,000,000   US TREASURY BILL##                                                           1.86   09/18/2008         99,917,778
    300,000,000   US TREASURY BILL##                                                           2.05   09/18/2008        299,728,000
    325,000,000   US TREASURY BILL##                                                           1.85   09/25/2008        324,617,944
     75,000,000   US TREASURY BILL##                                                           1.34   10/02/2008         74,916,875
     50,000,000   US TREASURY BILL##                                                           1.51   10/02/2008         49,937,708
     77,825,000   US TREASURY BILL##                                                           1.63   10/02/2008         77,719,611
    225,000,000   US TREASURY BILL##                                                           1.89   10/02/2008        224,647,500
    150,000,000   US TREASURY BILL##                                                           1.63   10/09/2008        149,750,250
    235,210,000   US TREASURY BILL##                                                           1.86   10/09/2008        234,761,566
     65,895,000   US TREASURY BILL##                                                           1.62   10/16/2008         65,765,333
    325,000,000   US TREASURY BILL##                                                           1.66   10/16/2008        324,344,583
    350,000,000   US TREASURY BILL##                                                           1.57   10/23/2008        349,226,500
    100,000,000   US TREASURY BILL##                                                           1.65   10/30/2008         99,734,972
    147,560,000   US TREASURY BILL##                                                           1.70   10/30/2008        147,157,038
    100,000,000   US TREASURY BILL##                                                           1.74   10/30/2008         99,722,889
    350,000,000   US TREASURY BILL##                                                           1.72   11/06/2008        348,919,375
     50,000,000   US TREASURY BILL##                                                           1.75   11/06/2008         49,843,819
    400,000,000   US TREASURY BILL##                                                           1.83   11/13/2008        398,544,000
     50,000,000   US TREASURY BILL##                                                           1.85   11/13/2008         49,816,500
    375,000,000   US TREASURY BILL##                                                           1.84   11/20/2008        373,494,062
     75,000,000   US TREASURY BILL##                                                           1.89   11/20/2008         74,691,406
    350,000,000   US TREASURY BILL##                                                           1.69   11/28/2008        348,579,000
     75,000,000   US TREASURY BILL##                                                           2.15   01/02/2009         74,459,896
     75,000,000   US TREASURY BILL##                                                           2.09   01/08/2009         74,448,000
    200,000,000   US TREASURY BILL##                                                           1.94   01/15/2009        198,556,250
     75,000,000   US TREASURY BILL##                                                           2.00   01/15/2009         74,443,125
    100,000,000   US TREASURY BILL##                                                           1.91   02/26/2009         99,070,750
                                                                                                                      6,147,696,063
                                                                                                                    ---------------
TOTAL US TREASURY SECURITIES (COST $6,147,696,063)                                                                    6,147,696,063
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $6,147,696,063)*                                96.61%                                                        $ 6,147,696,063
OTHER ASSETS AND LIABILITIES, NET                      3.39                                                             215,922,118
                                                     ------                                                         ---------------
TOTAL NET ASSETS                                     100.00%                                                        $ 6,363,618,181
                                                     ------                                                         ---------------

----------
##   Zero coupon bond. Interest rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                   82 Wells Fargo Advantage Money Market Funds


        Statements of Assets and Liabilities--August 31, 2008 (Unaudited)

                                                                          California
                                                                           Tax-Free       Cash Investment
                                                                         Money Market      Money Market
                                                                             Fund              Fund
                                                                        --------------   ----------------
ASSETS
   Investments
      In securities, at market value (including securities on
         loan) ......................................................   $4,904,897,731   $ 17,146,932,978
      Repurchase Agreements .........................................                0      3,742,000,000
                                                                        --------------   ----------------
   Total investments at market value (see cost below) ...............    4,904,897,731     20,888,932,978
                                                                        --------------   ----------------
   Cash .............................................................           89,540            320,312
   Receivable for Fund shares issued ................................          176,000            826,179
   Receivable for investments sold ..................................                0                  0
   Receivables for dividends and interest ...........................       13,226,672         29,143,556
   Prepaid expenses and other assets ................................                0                  0
                                                                        --------------   ----------------
Total assets ........................................................    4,918,389,943     20,919,223,025
                                                                        --------------   ----------------
LIABILITIES
   Payable for investments purchased ................................       14,456,248        121,000,000
   Dividends payable ................................................        1,155,134         16,852,775
   Payable to investment advisor and affiliates (Note 3) ............        1,509,320          3,603,773
   Accrued expenses and other liabilities ...........................        1,057,449          1,242,416
                                                                        --------------   ----------------
Total liabilities ...................................................       18,178,151        142,698,964
                                                                        --------------   ----------------
TOTAL NET ASSETS ....................................................   $4,900,211,792   $ 20,776,524,061
                                                                        ==============   ================
NET ASSETS CONSIST OF
   Paid-in capital ..................................................   $4,899,670,431   $ 20,779,157,686
   Undistributed net investment income (loss) .......................           (1,078)            (7,749)
   Undistributed net realized gain (loss) on investments ............          542,439         (2,625,876)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities
      denominated in foreign currencies .............................                0                  0
                                                                        --------------   ----------------
TOTAL NET ASSETS ....................................................   $4,900,211,792   $ 20,776,524,061
                                                                        ==============   ================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets - Class A .............................................   $3,771,699,164                 NA
   Shares outstanding - Class A .....................................    3,771,173,501                 NA
   Net asset value per share - Class A ..............................   $         1.00                 NA
   Net assets - Administrator Class .................................               NA   $  1,681,511,799
   Shares outstanding - Administrator Class .........................               NA      1,681,758,616
   Net asset value and offering price per share - Administrator
      Class .........................................................               NA   $           1.00
   Net assets - Institutional Class .................................   $  314,304,030   $  9,128,531,376
   Shares outstanding - Institutional Class .........................      314,293,547      9,129,708,515
   Net asset value and offering price per share - Institutional
      Class .........................................................   $         1.00   $           1.00
   Net assets - Investor Class ......................................               NA                 NA
   Shares outstanding - Investor Class ..............................               NA                 NA
   Net asset value and offering price per share - Investor Class ....               NA                 NA
   Net assets - Select Class ........................................               NA   $  3,634,045,057
   Shares outstanding - Select Class ................................               NA      3,634,315,281
   Net asset value and offering price per share - Select Class ......               NA   $           1.00
   Net assets - Service Class .......................................   $  814,208,598   $  6,332,435,829
   Shares outstanding - Service Class ...............................      814,150,838      6,333,864,498
   Net asset value and offering price per share - Service Class .....   $         1.00   $           1.00
                                                                        --------------   ----------------
Investments at cost .................................................   $4,904,897,731   $ 20,888,932,978
                                                                        --------------   ----------------

----------
(1)  Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 83


        Statements of Assets and Liabilities--August 31, 2008 (Unaudited)

   Government        Heritage        Municipal
  Money Market     Money Market    Money Market
      Fund             Fund            Fund
---------------   --------------   ------------


$17,172,511,538   $6,936,819,353   $368,224,822
 12,894,920,000      443,310,023              0
---------------   --------------   ------------
 30,067,431,538    7,380,129,376    368,224,822
---------------   --------------   ------------
         55,003           50,000         51,998
        152,204          160,695              0
              0                0     13,306,712
     59,477,658        5,858,472        946,578
              0          170,560              0
---------------   --------------   ------------
 30,127,116,403    7,386,369,103    382,530,110
---------------   --------------   ------------

              0       30,000,000              0
     29,262,921        7,454,440         30,382
      5,651,058        1,010,751        109,018
      1,342,864           32,014        151,708
---------------   --------------   ------------
     36,256,843       38,497,205        291,108
---------------   --------------   ------------
$30,090,859,560   $7,347,871,898   $382,239,002
===============   ==============   ============

$30,090,828,538   $7,349,384,062   $382,239,543
         31,022          (22,033)             3
              0          209,731           (544)


              0       (1,699,862)             0
---------------   --------------   ------------
$30,090,859,560   $7,347,871,898   $382,239,002
===============   ==============   ============

$ 1,361,945,992               NA             NA
  1,361,928,438               NA             NA
$          1.00               NA             NA
$ 1,391,714,988   $  652,497,589             NA
  1,391,702,876      652,460,124             NA

$          1.00   $         1.00             NA
$21,113,247,486   $3,269,027,648   $  8,440,785
 21,113,334,709    3,269,003,529      8,440,784

$          1.00   $         1.00   $       1.00
             NA               NA   $373,798,217
             NA               NA    373,798,652
             NA               NA   $       1.00
             NA   $3,426,346,661             NA
             NA    3,427,920,411             NA
             NA   $         1.00             NA
$ 6,223,951,094               NA             NA
  6,223,901,993               NA             NA
$          1.00               NA             NA
---------------   --------------   ------------
$30,067,431,538   $7,381,829,238   $368,224,822
---------------   --------------   ------------

                   84 Wells Fargo Advantage Money Market Funds


        Statements of Assets and Liabilities--August 31, 2008 (Unaudited)

                                                                              National          Prime
                                                                              Tax-Free        Investment
                                                                            Money Market     Money Market
                                                                                Fund             Fund
                                                                           --------------   --------------
ASSETS
   Investments
      In securities, at market value (including securities on
         loan) .........................................................   $6,130,254,301   $7,266,552,577
      Repurchase Agreements ............................................                0      887,235,620
                                                                           --------------   --------------
   Total investments at market value (see cost below) ..................    6,130,254,301    8,153,788,197
                                                                           --------------   --------------
   Cash ................................................................          112,785          258,035
   Receivable for Fund shares issued ...................................          240,156          600,000
   Receivable for investments sold .....................................                0                0
   Receivables for dividends and interest ..............................       17,714,646        8,827,983
                                                                           --------------   --------------
Total assets ...........................................................    6,148,321,888    8,163,474,215
                                                                           --------------   --------------
LIABILITIES
   Payable for investments purchased ...................................                0       57,000,000
   Dividends payable ...................................................        4,251,941       12,827,730
   Payable to investment advisor and affiliates (Note 3) ...............        1,308,365        1,617,770
   Accrued expenses and other liabilities ..............................          768,461          471,020
                                                                           --------------   --------------
Total liabilities ......................................................        6,328,767       71,916,520
                                                                           --------------   --------------
TOTAL NET ASSETS .......................................................   $6,141,993,121   $8,091,557,695
                                                                           ==============   ==============
NET ASSETS CONSIST OF
   Paid-in capital .....................................................   $6,141,147,005   $8,096,878,898
   Undistributed net investment income (loss) ..........................               (1)      (1,887,411)
   Undistributed net realized gain (loss) on investments ...............          846,117        2,865,695
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities
      denominated in foreign currencies ................................                0       (6,299,487)
                                                                           --------------   --------------
TOTAL NET ASSETS .......................................................   $6,141,993,121   $8,091,557,695
                                                                           ==============   ==============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets - Class A ................................................   $1,558,423,588               NA
   Shares outstanding - Class A ........................................    1,558,175,077               NA
   Net asset value per share - Class A .................................   $         1.00               NA
   Net assets - Administrator Class ....................................   $  540,998,810               NA
   Shares outstanding - Administrator Class ............................      540,877,775               NA
   Net asset value and offering price per share - Administrator Class ..   $         1.00               NA
   Net assets - Institutional Class ....................................   $2,306,256,770   $6,956,461,430
   Shares outstanding - Institutional Class ............................    2,306,017,423    6,961,992,833
   Net asset value and offering price per share - Institutional Class ..   $         1.00   $         1.00
   Net assets - Service Class ..........................................   $1,736,313,953   $1,135,096,265
   Shares outstanding - Service Class ..................................    1,735,874,801    1,134,893,529
   Net asset value and offering price per share - Service Class ........   $         1.00   $         1.00
                                                                           --------------   --------------
Investments at cost ....................................................   $6,130,254,301   $8,160,087,684
                                                                           --------------   --------------

----------
(1)  Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 85


        Statements of Assets and Liabilities--August 31, 2008 (Unaudited)

 Treasury Plus    100% Treasury
 Money Market     Money Market
     Fund             Fund
--------------   --------------


$  372,357,448   $6,147,696,063
 6,722,565,000                0
--------------   --------------
 7,094,922,448    6,147,696,063
--------------   --------------
        50,500           59,860
             0                0
             0      224,093,043
     2,117,345                1
--------------   --------------
 7,097,090,293    6,371,848,967
--------------   --------------

             0                0
     7,105,765        5,666,544
     1,738,094        1,291,425
       984,391        1,272,817
--------------   --------------
     9,828,250        8,230,786
--------------   --------------
$7,087,262,043   $6,363,618,181
==============   ==============

$7,087,322,523   $6,362,591,058
           643          196,540
       (61,123)         830,583


             0                0
--------------   --------------
$7,087,262,043   $6,363,618,181
==============   ==============

$2,692,502,092   $  265,988,524
 2,692,584,082      265,907,206
$         1.00   $         1.00
$   69,633,122               NA
    69,633,124               NA
$         1.00               NA
$3,264,167,535               NA
 3,264,336,915               NA
$         1.00               NA
$1,060,959,294   $6,097,629,657
 1,060,984,497    6,096,688,758
$         1.00   $         1.00
--------------   --------------
$7,094,922,448   $6,147,696,063
--------------   --------------

                  86 Wells Fargo Advantage Money Market Funds


  Statements of Operations--For the Six Months Ended August 31, 2008 (Unaudited)

                                                                      California Tax-Free   Cash Investment
                                                                          Money Market        Money Market
                                                                              Fund                Fund
                                                                      -------------------   ---------------
INVESTMENT INCOME
   Interest .......................................................       $48,428,280        $308,855,535
                                                                          -----------        ------------
Total investment income ...........................................        48,428,280         308,855,535
                                                                          -----------        ------------
EXPENSES
   Advisory fees ..................................................         7,049,472          10,976,812
   Administration fees
      Fund Level ..................................................         1,256,688           4,045,098
      Class A .....................................................         4,323,511                  NA
      Administrator Class .........................................                NA             924,714
      Institutional Class .........................................            80,049           3,948,151
      Investor Class ..............................................                NA                  NA
      Select Class ................................................                NA             690,276
      Service Class ...............................................           547,577           4,069,464
   Custody fees ...................................................           504,321           2,195,362
   Shareholder servicing fees (Note 3) ............................         6,053,865           9,402,765
   Accounting fees ................................................           123,941             503,223
   Professional fees ..............................................            14,538              19,172
   Registration fees ..............................................            17,173              86,571
   Shareholder reports ............................................            48,721              40,500
   Trustees' fees .................................................             4,323               4,323
   Other fees and expenses ........................................            26,605              36,804
                                                                          -----------        ------------
Total expenses ....................................................        20,050,784          36,943,235
                                                                          -----------        ------------
LESS
   Waived fees and reimbursed expenses (Note 3) ...................        (5,021,307)         (4,819,680)
   Net expenses ...................................................        15,029,477          32,123,555
                                                                          -----------        ------------
Net investment income (loss) ......................................        33,398,803         276,731,980
                                                                          -----------        ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities .....................................................           344,124          (2,502,959)
                                                                          -----------        ------------
Net realized gain and loss from investments .......................           344,124          (2,502,959)
                                                                          -----------        ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities .....................................................                 0                   0
   Capital support agreement ......................................                 0                   0
                                                                          -----------        ------------
Net change in unrealized appreciation (depreciation) of
   investments ....................................................                 0                   0
                                                                          -----------        ------------
Net realized and unrealized gain (loss) on investments ............           344,124          (2,502,959)
                                                                          -----------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...       $33,742,927        $274,229,021
                                                                          ===========        ============

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 87


 Statements of Operations--For the Six Months Ended August 31, 2008 (Unaudited)

  Government      Heritage       Municipal
 Money Market   Money Market   Money Market
     Fund           Fund           Fund
-------------   ------------   ------------

$373,309,046    $82,477,580     $4,314,755
------------    -----------     ----------
 373,309,046     82,477,580      4,314,755
------------    -----------     ----------

  15,533,695      2,976,530        580,869

   5,412,163      1,432,619         96,812
   1,732,130             NA             NA
     733,183        314,904             NA
   8,704,358      1,084,693            692
          NA             NA        609,316
          NA        522,304             NA
   3,759,281             NA             NA
   3,106,739        595,306         27,725
  10,533,347        314,732        481,125
     692,951        131,715            663
      16,392         16,370            963
     123,747         15,792            396
     245,271          1,324          1,000
       4,323          4,323          4,323
     174,309         28,515          1,775
------------    -----------     ----------
  50,771,889      7,439,127      1,805,659
------------    -----------     ----------

  (5,796,783)    (1,990,316)      (569,972)
  44,975,106      5,448,811      1,235,687
------------    -----------     ----------
 328,333,940     77,028,769      3,079,068
------------    -----------     ----------


           0        157,750              0
------------    -----------     ----------
           0        157,750              0
------------    -----------     ----------

           0       (616,025)             0
           0       (162,600)             0
------------    -----------     ----------
           0       (778,625)             0
------------    -----------     ----------
           0       (620,875)             0
------------    -----------     ----------
$328,333,940    $76,407,894     $3,079,068
============    ===========     ==========

                  88 Wells Fargo Advantage Money Market Funds


  Statements of Operations--For the Six Months Ended August 31, 2008 (Unaudited)

                                                                      National Tax-Free   Prime Investment
                                                                         Money Market       Money Market
                                                                             Fund               Fund
                                                                      -----------------   ----------------
INVESTMENT INCOME
   Interest .......................................................      $59,403,909        $127,795,431
                                                                         -----------        ------------
Total investment income ...........................................       59,403,909         127,795,431
                                                                         -----------        ------------
EXPENSES
   Advisory fees ..................................................        2,900,711           4,732,605
   Administration fees
      Fund Level ..................................................        1,410,969           2,134,410
      Class A .....................................................        1,725,466                  NA
      Administrator Class .........................................          265,905                  NA
      Institutional Class .........................................          805,010           3,009,725
      Service Class ...............................................        1,013,090           1,164,539
   Custody fees ...................................................          580,142             946,521
   Shareholder servicing fees (Note 3) ............................        4,335,830           2,426,123
   Accounting fees ................................................          140,577             252,782
   Professional fees ..............................................           17,747              16,720
   Registration fees ..............................................           50,012              36,289
   Shareholder reports ............................................           38,405              43,034
   Trustees' fees .................................................            4,323               4,323
   Other fees and expenses ........................................           49,769              83,721
                                                                         -----------        ------------
Total expenses ....................................................       13,337,956          14,850,792
                                                                         -----------        ------------
LESS
   Waived fees and reimbursed expenses (Note 3) ...................       (1,643,007)         (2,046,580)
   Net expenses ...................................................       11,694,949          12,804,212
                                                                         -----------        ------------
Net investment income (loss) ......................................       47,708,960         114,991,219
                                                                         -----------        ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency
      translation .................................................          408,791           1,964,354
                                                                         -----------        ------------
Net realized gain and loss from investments .......................          408,791           1,964,354
                                                                         -----------        ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency
      translation .................................................                0          11,041,909
   Capital support agreement ......................................                0         (13,929,398)
                                                                         -----------        ------------
Net change in unrealized appreciation (depreciation) of
   investments ....................................................                0          (2,887,489)
                                                                         -----------        ------------
Net realized and unrealized gain (loss) on investments ............          408,791            (923,135)
                                                                         -----------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...      $48,117,751        $114,068,084
                                                                         ===========        ============

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 89


 Statements of Operations--For the Six Months Ended August 31, 2008 (Unaudited)

Treasury Plus   100% Treasury
 Money Market    Money Market
     Fund            Fund
-------------   -------------

 $69,155,917     $57,937,388
 -----------     -----------
  69,155,917      57,937,388
 -----------     -----------

   3,477,722       8,838,826

   1,641,774       1,544,568
   2,717,497         324,625
      29,221              NA
   1,252,830              NA
     776,685       3,704,582
     695,544         646,942
   4,731,684       8,086,770
     173,515         150,271
      14,689          16,035
      38,799          21,799
      72,349          35,035
       4,323           4,323
      55,721          25,561
 -----------     -----------
  15,682,353      23,399,337
 -----------     -----------

  (1,289,437)     (7,004,461)
  14,392,916      16,394,876
 -----------     -----------
  54,763,001      41,542,512
 -----------     -----------


           0         788,606
 -----------     -----------
           0         788,606
 -----------     -----------

           0               0
           0               0
 -----------     -----------
           0               0
 -----------     -----------
           0         788,606
 -----------     -----------
 $54,763,001     $42,331,118
 ===========     ===========

                   90 Wells Fargo Advantage Money Market Funds


                       Statements of Changes in Net Assets

                                                                                                 CALIFORNIA TAX-FREE MONEY MARKET
                                                                                                               FUND
                                                                                                ----------------------------------
                                                                                                    For the           For the
                                                                                                Six Months Ended     Year Ended
                                                                                                 August 31, 2008    February 29,
                                                                                                   (Unaudited)          2008
                                                                                                ----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .....................................................................   $ 4,808,408,788    $ 3,564,648,630

OPERATIONS
   Net investment income (loss) .............................................................        33,398,803        111,828,771
   Net realized gain (loss) on investments ..................................................           344,124            341,720
   Net change in unrealized appreciation (depreciation) of credit support agreement .........                 0                  0
   Net change in unrealized appreciation (depreciation) of investments ......................                 0                  0
                                                                                                ---------------    ---------------
Net increase (decrease) in net assets resulting from operations .............................        33,742,927        112,170,491
                                                                                                ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ...............................................................................       (24,972,308)       (92,774,150)
      Administrator Class ...................................................................                NA                 NA
      Institutional Class ...................................................................        (1,542,695)                NA
      Select Class ..........................................................................                NA                 NA
      Service Class .........................................................................        (6,882,428)       (19,056,032)
   Net realized gain on sales of investments
      Class A ...............................................................................                 0           (185,825)
      Administrator Class ...................................................................                NA                 NA
      Institutional Class ...................................................................                NA                 NA
      Service Class .........................................................................                 0            (43,137)
                                                                                                ---------------    ---------------
Total distributions to shareholders .........................................................       (33,397,431)      (112,059,144)
                                                                                                ---------------    ---------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ......................................................     2,296,395,824      5,103,771,816
   Reinvestment of distributions - Class A ..................................................        23,749,372         85,788,614
   Cost of shares redeemed - Class A ........................................................    (2,386,176,170)    (4,416,712,360)
                                                                                                ---------------    ---------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Class A ...............................................................................       (66,030,974)       772,848,070
                                                                                                ---------------    ---------------
   Proceeds from shares sold - Administrator Class ..........................................                NA                 NA
   Reinvestment of distributions - Administrator Class ......................................                NA                 NA
   Cost of shares redeemed - Administrator Class ............................................                NA                 NA
                                                                                                ---------------    ---------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Administrator Class ...................................................................                NA                 NA
                                                                                                ---------------    ---------------
   Proceeds from shares sold - Institutional Class ..........................................       809,803,951                 NA
   Reinvestment of distributions - Institutional Class ......................................         1,028,314                 NA
   Cost of shares redeemed - Institutional Class ............................................      (496,538,718)                NA
                                                                                                ---------------    ---------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Institutional Class ...................................................................       314,293,547                 NA
                                                                                                ---------------    ---------------
   Proceeds from shares sold - Select Class .................................................                NA                 NA
   Reinvestment of distributions - Select Class .............................................                NA                 NA
   Cost of shares redeemed - Select Class ...................................................                NA                 NA
                                                                                                ---------------    ---------------
   Net increase (decrease) in net assets resulting from capital share transaction - Select
      Class .................................................................................                NA                 NA
                                                                                                ---------------    ---------------
   Proceeds from shares sold - Service Class ................................................     1,023,382,128      2,126,696,136
   Reinvestment of distributions - Service Class ............................................         2,412,333         10,261,692
   Cost of shares redeemed - Service Class ..................................................    (1,182,599,526)    (1,666,157,087)
                                                                                                ---------------    ---------------
   Net increase (decrease) in net assets resulting from capital share transaction - Service
      Clas ..................................................................................      (156,805,065)       470,800,741
                                                                                                ---------------    ---------------
Net increase (decrease) in net assets resulting from capital share transactions - Total .....        91,457,508      1,243,648,811
                                                                                                ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................        91,803,004      1,243,760,158
                                                                                                ---------------    ---------------
ENDING NET ASSETS ...........................................................................   $ 4,900,211,792    $ 4,808,408,788
                                                                                                ===============    ===============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 91


                       Statements of Changes in Net Assets

  CASH INVESTMENT MONEY MARKET FUND        GOVERNMENT MONEY MARKET FUND            HERITAGE MONEY MARKET FUND
------------------------------------   ------------------------------------   ------------------------------------
     For the                                For the                                For the
Six Months Ended        For the        Six Months Ended        For the        Six Months Ended        For the
August 31, 2008        Year Ended      August 31, 2008        Year Ended      August 31, 2008        Year Ended
   (Unaudited)     February 29, 2008      (Unaudited)     February 29, 2008      (Unaudited)     February 29, 2008
----------------   -----------------   ----------------   -----------------   ----------------   -----------------

$ 21,844,243,904   $ 15,523,937,294    $ 33,481,429,832   $  17,470,019,473   $ 3,556,419,692     $   641,048,410

     276,731,980        916,341,711         328,333,940       1,026,033,455        77,028,769          82,662,781
      (2,502,959)           267,561                   0                   0           157,750              51,307
               0                  0                   0                   0          (162,600)            166,094
               0                  0                   0                   0          (616,025)         (1,083,837)
----------------   ----------------    ----------------   -----------------   ---------------     ---------------
     274,229,021        916,609,272         328,333,940       1,026,033,455        76,407,894          81,796,345
----------------   ----------------    ----------------   -----------------   ---------------     ---------------


              NA                 NA         (14,011,730)       (117,180,294)               NA                  NA
     (23,215,870)       (84,280,912)        (15,174,791)        (64,767,356)       (7,813,469)        (18,879,399)
    (128,849,875)      (439,897,937)       (239,911,605)       (583,006,486)      (34,860,303)        (36,379,006)
     (45,747,279)       (88,754,952)                 NA                  NA       (34,373,535)        (27,407,871)
     (78,918,956)      (303,407,908)        (59,235,812)       (261,079,318)               NA                  NA

              NA                 NA                   0                   0                NA                  NA
               0                  0                   0                   0                NA              (1,810)
               0                  0                   0                   0                NA              (1,160)
               0                  0                   0                   0                NA                  NA
----------------   ----------------    ----------------   -----------------   ---------------     ---------------
    (276,731,980)      (916,341,709)       (328,333,938)     (1,026,033,454)      (77,047,307)        (82,669,246)
----------------   ----------------    ----------------   -----------------   ---------------     ---------------


              NA                 NA         213,172,662       1,801,462,824                NA                  NA
              NA                 NA          13,973,937         116,550,093                NA                  NA
              NA                 NA        (786,847,262)     (2,863,085,094)               NA                  NA
----------------   ----------------    ----------------   -----------------   ---------------     ---------------
              NA                 NA        (559,700,663)       (945,072,177)               NA                  NA
----------------   ----------------    ----------------   -----------------   ---------------     ---------------
   1,931,735,872      7,583,277,227       3,261,937,151      11,133,674,556     1,084,607,037       1,520,839,995
      19,886,178         63,885,825           8,559,048          32,210,304         4,832,344          13,033,890
  (2,519,338,571)    (6,761,931,792)     (3,823,216,113)    (10,401,231,678)   (1,045,994,361)     (1,212,152,946)
----------------   ----------------    ----------------   -----------------   ---------------     ---------------
    (567,716,521)       885,231,260        (552,719,914)        764,653,182        43,445,020         321,720,939
----------------   ----------------    ----------------   -----------------   ---------------     ---------------
  27,730,093,371     70,738,216,112      59,149,312,513     104,620,372,905     6,396,939,265       6,929,397,153
      74,552,608        268,448,031         130,831,338         274,115,268        13,049,876          14,984,138
 (27,869,552,160)   (69,643,084,319)    (61,432,219,454)    (89,395,762,971)   (4,720,595,385)     (5,718,525,615)
----------------   ----------------    ----------------   -----------------   ---------------     ---------------
     (64,906,181)     1,363,579,824      (2,152,075,603)     15,498,725,202     1,689,393,756       1,225,855,676
----------------   ----------------    ----------------   -----------------   ---------------     ---------------
  11,138,427,339     27,569,078,698                  NA                  NA     6,992,775,119       7,183,891,582
      32,933,529         47,405,870                  NA                  NA        22,247,318          19,497,302
 (10,562,479,506)   (24,591,050,649)                 NA                  NA    (4,955,769,594)     (5,834,721,316)
----------------   ----------------    ----------------   -----------------   ---------------     ---------------
     608,881,362      3,025,433,919                  NA                  NA     2,059,252,843       1,368,667,568
----------------   ----------------    ----------------   -----------------   ---------------     ---------------
   6,717,041,790     24,001,264,264      23,086,222,704      45,791,819,742                NA                  NA
      38,262,602        149,985,549           8,661,154          34,083,782                NA                  NA
  (7,796,779,936)   (23,105,455,769)    (23,220,957,952)    (45,132,799,373)               NA                  NA
----------------   ----------------    ----------------   -----------------   ---------------     ---------------
  (1,041,475,544)     1,045,794,044        (126,074,094)        693,104,151                 0                   0
----------------   ----------------    ----------------   -----------------   ---------------     ---------------
  (1,065,216,884)     6,320,039,047      (3,390,570,274)     16,011,410,358     3,792,091,619       2,916,244,183
----------------   ----------------    ----------------   -----------------   ---------------     ---------------
  (1,067,719,843)     6,320,306,610      (3,390,570,272)     16,011,410,359     3,791,452,206       2,915,371,282
----------------   ----------------    ----------------   -----------------   ---------------     ---------------
$ 20,776,524,061   $ 21,844,243,904    $ 30,090,859,560   $  33,481,429,832   $ 7,347,871,898     $ 3,556,419,692
================   ================    ================   =================   ===============     ===============

                   92 Wells Fargo Advantage Money Market Funds


                       Statements of Changes in Net Assets

                                                                                                 CALIFORNIA TAX-FREE MONEY MARKET
                                                                                                               FUND
                                                                                                ----------------------------------
                                                                                                    For the           For the
                                                                                                Six Months Ended     Year Ended
                                                                                                 August 31, 2008    February 29,
                                                                                                   (Unaudited)          2008
                                                                                                ----------------   ---------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ....................................................................     2,296,395,824      5,103,771,816
   Shares issued in reinvestment of distributions - Class A .................................        23,749,371         85,788,614
   Shares redeemed - Class A ................................................................    (2,386,176,170)    (4,416,712,360)
                                                                                                ---------------    ---------------
   Net increase (decrease) in shares outstanding - Class A ..................................       (66,030,975)       772,848,070
                                                                                                ---------------    ---------------
   Shares sold - Administrator Class ........................................................                NA                 NA
   Shares issued in reinvestment of distributions - Administrator Class .....................                NA                 NA
   Shares redeemed - Administrator Class ....................................................                NA                 NA
                                                                                                ---------------    ---------------
   Net increase (decrease) in shares outstanding - Administrator Class ......................                NA                 NA
                                                                                                ---------------    ---------------
   Shares sold - Institutional Class ........................................................       809,803,951                 NA
   Shares issued in reinvestment of distributions - Institutional Class .....................         1,028,314                 NA
   Shares redeemed - Institutional Class ....................................................      (496,538,718)                NA
                                                                                                ---------------    ---------------
   Net increase (decrease) in shares outstanding - Institutional Class ......................       314,293,547                 NA
                                                                                                ---------------    ---------------
   Shares sold - Select Class ...............................................................                NA                 NA
   Shares issued in reinvestment of distributions - Select Class ............................                NA                 NA
   Shares redeemed - Select Class ...........................................................                NA                 NA
                                                                                                ---------------    ---------------
   Net increase (decrease) in shares outstanding - Select Class .............................                NA                 NA
                                                                                                ---------------    ---------------
   Shares sold - Service Class ..............................................................     1,023,382,129      2,126,696,136
   Shares issued in reinvestment of distributions - Service Class ...........................         2,412,333         10,261,692
   Shares redeemed - Service Class ..........................................................    (1,182,599,526)    (1,666,157,087)
                                                                                                ---------------    ---------------
   Net increase (decrease) in shares outstanding - Service Class ............................      (156,805,064)       470,800,741
                                                                                                ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....   $    91,457,508    $ 1,243,648,811
                                                                                                ===============    ===============
Ending balance of undistributed net investment income (loss) ................................            (1,078)            (2,450)
                                                                                                ---------------    ---------------

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 93


                       Statements of Changes in Net Assets

  CASH INVESTMENT MONEY MARKET FUND        GOVERNMENT MONEY MARKET FUND            HERITAGE MONEY MARKET FUND
------------------------------------   ------------------------------------   ------------------------------------
     For the                                For the                                For the
Six Months Ended        For the        Six Months Ended        For the        Six Months Ended        For the
August 31, 2008        Year Ended      August 31, 2008        Year Ended      August 31, 2008        Year Ended
   (Unaudited)     February 29, 2008      (Unaudited)     February 29, 2008      (Unaudited)     February 29, 2008
----------------   -----------------   ----------------   -----------------   ----------------   -----------------

              NA                 NA         213,172,666       1,801,462,824                NA                  NA
              NA                 NA          13,973,937         116,550,093                NA                  NA
              NA                 NA        (786,847,262)     (2,863,085,094)               NA                  NA
----------------   ----------------    ----------------   -----------------   ---------------     ---------------
              NA                 NA        (559,700,659)       (945,072,177)               NA                  NA
----------------   ----------------    ----------------   -----------------   ---------------     ---------------
   1,931,735,872      7,583,277,227       3,261,937,151      11,133,674,556     1,084,607,038       1,520,839,995
      19,886,178         63,885,825           8,559,048          32,210,304         4,832,344          13,033,890
  (2,519,338,571)    (6,761,931,792)     (3,823,216,113)    (10,401,231,678)   (1,045,994,361)     (1,212,152,946)
----------------   ----------------    ----------------   -----------------   ---------------     ---------------
    (567,716,521)       885,231,260        (552,719,914)        764,653,182        43,445,021         321,720,939
----------------   ----------------    ----------------   -----------------   ---------------     ---------------
  27,730,093,371     70,738,216,113      59,149,312,512     104,620,372,905     6,396,939,266       6,929,397,153
      74,552,608        268,448,030         130,831,338         274,115,268        13,049,876          14,984,138
 (27,869,552,160)   (69,643,084,319)    (61,432,219,454)    (89,395,762,971)   (4,720,595,385)     (5,718,525,615)
----------------   ----------------    ----------------   -----------------   ---------------     ---------------
     (64,906,181)     1,363,579,824      (2,152,075,604)     15,498,725,202     1,689,393,757       1,225,855,676
----------------   ----------------    ----------------   -----------------   ---------------     ---------------
  11,138,427,339     27,569,078,698                  NA                  NA     6,992,775,119       7,183,891,582
      32,933,529         47,405,870                  NA                  NA        22,247,318          19,497,302
 (10,562,479,506)   (24,591,050,649)                 NA                  NA    (4,955,769,594)     (5,834,721,316)
----------------   ----------------    ----------------   -----------------   ---------------     ---------------
     608,881,362      3,025,433,919                  NA                  NA     2,059,252,843       1,368,667,568
----------------   ----------------    ----------------   -----------------   ---------------     ---------------
   6,717,041,790     24,001,264,264      23,086,222,704      45,791,819,742                NA                  NA
      38,262,602        149,985,549           8,661,154          34,083,782                NA                  NA
  (7,796,779,936)   (23,105,455,769)    (23,220,957,952)    (45,132,799,373)               NA                  NA
----------------   ----------------    ----------------   -----------------   ---------------     ---------------
  (1,041,475,544)     1,045,794,044        (126,074,094)        693,104,151                NA                  NA
----------------   ----------------    ----------------   -----------------   ---------------     ---------------
$ (1,065,216,884)  $  6,320,039,047    $ (3,390,570,271)  $  16,011,410,358   $ 3,792,091,621     $ 2,916,244,183
================   ================    ================   =================   ===============     ===============
          (7,749)            (7,749)             31,022              31,020           (22,033)             (3,495)
----------------   ----------------    ----------------   -----------------   ---------------     ---------------

                   94 Wells Fargo Advantage Money Market Funds


                       Statements of Changes in Net Assets

                                                                                                     MUNICIPAL MONEY MARKET FUND
                                                                                                   --------------------------------
                                                                                                       For the           For the
                                                                                                   Six Months Ended     Year Ended
                                                                                                    August 31, 2008    February 29,
                                                                                                      (Unaudited)          2008
                                                                                                   ----------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................................    $ 388,515,904     $ 439,112,425
OPERATIONS
   Net investment income (loss) ................................................................        3,079,068        11,981,205
   Net realized gain (loss) on investments .....................................................                0            48,562
   Net change in unrealized appreciation (depreciation) of credit support agreement ............                0                 0
   Net change in unrealized appreciation (depreciation) of investments .........................                0                 0
                                                                                                    -------------     -------------
Net increase (decrease) in net assets resulting from operations ................................        3,079,068        12,029,767
                                                                                                    -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ..................................................................................               NA                NA
      Administrator Class ......................................................................               NA                NA
      Institutional Class ......................................................................          (16,248)               NA
      Investor Class ...........................................................................       (3,062,820)      (11,979,938)
      Service Class ............................................................................               NA                NA
   Net realized gain on sales of investments
      Class A ..................................................................................               NA                NA
      Administrator Class ......................................................................               NA                NA
      Institutional Class ......................................................................               NA                NA
      Service Class ............................................................................               NA                NA
                                                                                                    -------------     -------------
Total distributions to shareholders ............................................................       (3,079,068)      (11,979,938)
                                                                                                    -------------     -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .........................................................               NA                NA
   Reinvestment of distributions - Class A .....................................................               NA                NA
   Cost of shares redeemed - Class A ...........................................................               NA                NA
                                                                                                    -------------     -------------
   Net increase (decrease) in net assets resulting from capital share transactions - Class A ...               NA                NA
                                                                                                    -------------     -------------
   Proceeds from shares sold - Administrator Class .............................................               NA                NA
   Reinvestment of distributions - Administrator Class .........................................               NA                NA
   Cost of shares redeemed - Administrator Class ...............................................               NA                NA
                                                                                                    -------------     -------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Administrator Class                                                                                      NA                NA
                                                                                                    -------------     -------------
   Proceeds from shares sold - Institutional Class .............................................       13,547,172                NA
   Reinvestment of distributions - Institutional Class .........................................           15,784                NA
   Cost of shares redeemed - Institutional Class ...............................................       (5,122,172)               NA
                                                                                                    -------------     -------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Institutional Class                                                                               8,440,784                NA
                                                                                                    -------------     -------------
   Proceeds from shares sold - Investor Class ..................................................      140,246,273       228,470,905
   Reinvestment of distributions - Investor Class ..............................................        2,997,771        11,455,419
   Cost of shares redeemed - Investor Class ....................................................     (157,961,730)     (290,572,674)
                                                                                                    -------------     -------------
   Net increase (decrease) in net assets resulting from capital share transaction - Investor
      Class ....................................................................................      (14,717,686)      (50,646,350)
                                                                                                    -------------     -------------
   Proceeds from shares sold - Service Class ...................................................               NA                NA
   Reinvestment of distributions - Service Class ...............................................               NA                NA
   Cost of shares redeemed - Service Class .....................................................               NA                NA
                                                                                                    -------------     -------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Service Clas .............................................................................                0                 0
                                                                                                    -------------     -------------
Net increase (decrease) in net assets resulting from capital share transactions - Total ........       (6,276,902)      (50,646,350)
                                                                                                    -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................................       (6,276,902)      (50,596,521)
                                                                                                    =============     =============
ENDING NET ASSETS ..............................................................................    $ 382,239,002     $ 388,515,904
                                                                                                    =============     =============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 95


                       Statements of Changes in Net Assets

NATIONAL TAX-FREE MONEY MARKET FUND     PRIME INVESTMENT MONEY MARKET FUND       TREASURY PLUS MONEY MARKET FUND
------------------------------------   ------------------------------------   ------------------------------------
     For the                                For the                                For the
Six Months Ended        For the        Six Months Ended        For the        Six Months Ended        For the
August 31, 2008        Year Ended      August 31, 2008        Year Ended      August 31, 2008        Year Ended
   (Unaudited)     February 29, 2008      (Unaudited)     February 29, 2008      (Unaudited)     February 29, 2008
----------------   -----------------   ----------------   -----------------   ----------------   -----------------

$ 5,158,034,269    $  4,157,270,399    $  8,927,810,131   $   8,278,622,131   $  6,774,952,740   $  5,997,566,905

     47,708,960         153,413,437         114,991,219         468,779,167         54,763,001        267,485,091
        408,791             483,111           1,964,354             672,053                  0             56,896
              0                   0         (13,929,398)         14,228,707                  0                  0
              0                   0          11,041,909         (17,341,396)                 0                  0
---------------    ----------------    ----------------   -----------------   ----------------   ----------------
     48,117,751         153,896,548         114,068,084         466,338,531         54,763,001        267,541,987
---------------    ----------------    ----------------   -----------------   ----------------   ----------------


    (11,017,291)        (37,389,379)                 NA                  NA        (16,657,172)      (111,958,053)
     (4,656,471)        (17,613,845)                 NA                  NA           (483,961)                NA
    (18,428,203)        (54,462,925)        (95,515,146)       (361,255,486)       (27,981,553)      (103,395,876)
             NA                  NA                  NA                  NA                 NA                 NA
    (13,606,996)        (43,947,288)        (21,064,178)       (107,822,989)        (9,640,316)       (52,131,162)

              0              (4,844)                 NA                  NA                  0                  0
             NA              (1,839)                 NA                  NA                 NA                 NA
              0              (8,601)                  0             (32,159)                 0                  0
              0              (5,086)                  0             (14,899)                 0                  0
---------------    ----------------    ----------------   -----------------   ----------------   ----------------
    (47,708,961)       (153,433,807)       (116,579,324)       (469,125,533)       (54,763,002)      (267,485,091)
---------------    ----------------    ----------------   -----------------   ----------------   ----------------
  1,066,072,940       2,248,059,928                  NA                  NA      9,087,994,129     18,539,662,245
     10,400,719          36,317,398                  NA                  NA          4,714,834         32,480,113
 (1,080,650,708)     (1,886,820,303)                 NA                  NA     (9,036,282,777)   (18,827,798,808)
---------------    ----------------    ----------------   -----------------   ----------------   ----------------
     (4,177,049)        397,557,023                  NA                  NA         56,426,186       (255,656,450)
---------------    ----------------    ----------------   -----------------   ----------------   ----------------
    270,752,703         422,715,460                  NA                  NA        197,683,331                 NA
      4,616,841          17,091,399                  NA                  NA            480,762                 NA
   (252,075,768)       (464,028,423)                 NA                  NA       (128,530,968)                NA
---------------    ----------------    ----------------   -----------------   ----------------   ----------------
     23,293,776         (24,221,564)                 NA                  NA         69,633,125                 NA
---------------    ----------------    ----------------   -----------------   ----------------   ----------------
  5,909,257,619      13,543,873,677      28,829,515,766      80,949,183,732     15,035,969,683     27,627,181,791
      8,621,181          25,538,408          28,905,467         138,858,646         10,720,526         39,821,129
 (5,015,587,223)    (13,312,631,478)    (29,424,056,041)    (80,648,775,658)   (14,733,931,151)   (26,537,662,775)
---------------    ----------------    ----------------   -----------------   ----------------   ----------------
    902,291,577         256,780,607        (565,634,808)        439,266,720        312,759,058      1,129,340,145
---------------    ----------------    ----------------   -----------------   ----------------   ----------------
             NA                  NA                  NA                  NA                 NA                 NA
             NA                  NA                  NA                  NA                 NA                 NA
             NA                  NA                  NA                  NA                 NA                 NA
---------------    ----------------    ----------------   -----------------   ----------------   ----------------
             NA                  NA                  NA                  NA                 NA                 NA
---------------    ----------------    ----------------   -----------------   ----------------   ----------------
  1,537,105,573       3,191,429,110      78,595,533,465     208,453,435,712      7,892,065,964     20,584,561,708
      2,604,894           9,642,327           1,161,733           2,755,165            830,176          5,369,508
 (1,477,568,709)     (2,830,886,374)    (78,864,801,586)   (208,243,482,595)    (8,019,405,205)   (20,686,285,972)
---------------    ----------------    ----------------   -----------------   ----------------   ----------------
     62,141,758         370,185,063        (268,106,388)        212,708,282       (126,509,065)       (96,354,756)
---------------    ----------------    ----------------   -----------------   ----------------   ----------------
    983,550,062       1,000,301,129        (833,741,196)        651,975,002        312,309,304        777,328,939
---------------    ----------------    ----------------   -----------------   ----------------   ----------------
    983,958,852       1,000,763,870        (836,252,436)        649,188,000        312,309,303        777,385,835
===============    ================    ================   =================   ================   ================
$ 6,141,993,121    $  5,158,034,269    $  8,091,557,695   $   8,927,810,131   $  7,087,262,043   $  6,774,952,740
===============    ================    ================   =================   ================   ================

                   96 Wells Fargo Advantage Money Market Funds


                       Statements of Changes in Net Assets

                                                                                                     MUNICIPAL MONEY MARKET FUND
                                                                                                   --------------------------------
                                                                                                       For the           For the
                                                                                                   Six Months Ended     Year Ended
                                                                                                    August 31, 2008    February 29,
                                                                                                      (Unaudited)          2008
                                                                                                   ----------------   -------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .......................................................................               NA                NA
   Shares issued in reinvestment of distributions - Class A ....................................               NA                NA
   Shares redeemed - Class A ...................................................................               NA                NA
                                                                                                    -------------     -------------
   Net increase (decrease) in shares outstanding - Class A .....................................               NA                NA
                                                                                                    -------------     -------------
   Shares sold - Administrator Class ...........................................................               NA                NA
   Shares issued in reinvestment of distributions - Administrator Class ........................               NA                NA
   Shares redeemed - Administrator Class .......................................................               NA                NA
                                                                                                    -------------     -------------
   Net increase (decrease) in shares outstanding - Administrator Class .........................               NA                NA
                                                                                                    -------------     -------------
   Shares sold - Institutional Class ...........................................................       13,547,172                NA
   Shares issued in reinvestment of distributions - Institutional Class ........................           15,784                NA
   Shares redeemed - Institutional Class .......................................................       (5,122,172)               NA
                                                                                                    -------------     -------------
   Net increase (decrease) in shares outstanding - Institutional Class .........................        8,440,784                NA
                                                                                                    -------------     -------------
   Shares sold - Investor Class ................................................................      140,246,272       228,470,806
   Shares issued in reinvestment of distributions - Investor Class .............................        2,997,771        11,455,419
   Shares redeemed - Investor Class ............................................................     (157,961,730)     (290,572,674)
                                                                                                    -------------     -------------
   Net increase (decrease) in shares outstanding - Investor Class ..............................      (14,717,687)      (50,646,449)
                                                                                                    -------------     -------------
   Shares sold - Service Class .................................................................               NA                NA
   Shares issued in reinvestment of distributions - Service Class ..............................               NA                NA
   Shares redeemed - Service Class .............................................................               NA                NA
                                                                                                    -------------     -------------
   Net increase (decrease) in shares outstanding - Service Class ...............................               NA                NA
                                                                                                    -------------     -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ........    $  (6,276,903)    $ (50,646,449)
                                                                                                    =============     =============
Ending balance of undistributed net investment income (loss) ...................................                3                 3
                                                                                                    -------------     -------------

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 97


                       Statements of Changes in Net Assets

NATIONAL TAX-FREE MONEY MARKET FUND     PRIME INVESTMENT MONEY MARKET FUND       TREASURY PLUS MONEY MARKET FUND
------------------------------------   ------------------------------------   ------------------------------------
     For the                                For the                                For the
Six Months Ended        For the        Six Months Ended        For the        Six Months Ended        For the
August 31, 2008        Year Ended      August 31, 2008        Year Ended      August 31, 2008        Year Ended
   (Unaudited)     February 29, 2008      (Unaudited)     February 29, 2008      (Unaudited)     February 29, 2008
----------------   -----------------   ----------------   -----------------   ----------------   -----------------

  1,066,072,939       2,248,059,928                  NA                  NA      9,087,994,130     18,539,662,245
     10,400,719          36,317,398                  NA                  NA          4,714,834         32,480,113
 (1,080,650,708)     (1,886,820,303)                 NA                  NA     (9,036,282,777)   (18,827,798,808)
---------------    ----------------    ----------------   -----------------   ----------------   ----------------
     (4,177,050)        397,557,023                  NA                  NA         56,426,187       (255,656,450)
---------------    ----------------    ----------------   -----------------   ----------------   ----------------
    270,752,704         422,715,461                  NA                  NA        197,683,330                 NA
      4,616,841          17,091,399                  NA                  NA            480,762                 NA
   (252,075,768)       (464,028,423)                 NA                  NA       (128,530,968)                NA
---------------    ----------------    ----------------   -----------------   ----------------   ----------------
     23,293,777         (24,221,563)                 NA                  NA         69,633,124                 NA
---------------    ----------------    ----------------   -----------------   ----------------   ----------------
  5,909,236,386      13,543,873,677      28,829,515,766      80,949,183,732     15,035,969,683     27,627,181,791
      8,621,181          25,538,408          28,905,467         138,858,646         10,720,526         39,821,129
 (5,015,587,223)    (13,312,631,478)    (29,424,056,041)    (80,648,775,658)   (14,733,931,151)   (26,537,662,775)
---------------    ----------------    ----------------   -----------------   ----------------   ----------------
    902,270,344         256,780,607        (565,634,808)        439,266,720        312,759,058      1,129,340,145
---------------    ----------------    ----------------   -----------------   ----------------   ----------------
             NA                  NA                  NA                  NA                 NA                 NA
             NA                  NA                  NA                  NA                 NA                 NA
             NA                  NA                  NA                  NA                 NA                 NA
---------------    ----------------    ----------------   -----------------   ----------------   ----------------
             NA                  NA                  NA                  NA                 NA                 NA
---------------    ----------------    ----------------   -----------------   ----------------   ----------------
  1,537,105,573       3,191,429,110      78,595,533,465     208,453,435,712      7,892,065,964     20,584,561,708
      2,604,894           9,642,327           1,161,733           2,755,165            830,176          5,369,508
 (1,477,568,709)     (2,830,886,374)    (78,864,801,586)   (208,243,482,595)    (8,019,405,205)   (20,686,285,972)
---------------    ----------------    ----------------   -----------------   ----------------   ----------------
     62,141,758         370,185,063        (268,106,388)        212,708,282       (126,509,065)       (96,354,756)
---------------    ----------------    ----------------   -----------------   ----------------   ----------------
$   983,528,829    $  1,000,301,130    $   (833,741,196)  $     651,975,002   $    312,309,304   $    777,328,939
===============    ================    ================   =================   ================   ================
             (1)                  0          (1,887,411)           (299,306)               643                644
---------------    ----------------    ----------------   -----------------   ----------------   ----------------

                  98 Wells Fargo Advantage Money Market Funds


                      Statements of Changes in Net Assets

                                                                          100% TREASURY MONEY MARKET FUND
                                                                        ------------------------------------
                                                                            For the
                                                                        Six Months Ended       For the
                                                                        August 31, 2008       Year Ended
                                                                           (Unaudited)     February 29, 2008
                                                                        ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .............................................   $  6,337,429,815    $  4,306,393,579
OPERATIONS
   Net investment income (loss) .....................................         41,542,512         200,495,730
   Net realized gain (loss) on investments ..........................            788,606             709,044
                                                                        ----------------   -----------------
Net increase (decrease) in net assets resulting from operations .....         42,331,118         201,204,774
                                                                        ----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A .......................................................         (1,675,422)         (9,837,716)
      Service Class .................................................        (39,867,092)       (190,658,013)
   Net realized gain on sales of investments
      Class A .......................................................                  0             (31,431)
      Service Class .................................................                  0            (619,567)
                                                                        ----------------   -----------------
Total distributions to shareholders .................................        (41,542,514)       (201,146,727)
                                                                        ----------------   -----------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ..............................        360,226,409         522,588,845
   Reinvestment of distributions - Class A ..........................          1,628,872           9,712,529
   Cost of shares redeemed - Class A ................................       (394,123,868)       (490,511,994)
                                                                        ----------------   -----------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class A ........................................        (32,268,587)         41,789,380
                                                                        ----------------   -----------------
   Proceeds from shares sold - Service Class ........................     20,730,678,848      20,643,640,581
   Reinvestment of distributions - Service Class ....................          5,461,648          12,200,485
   Cost of shares redeemed - Service Class ..........................    (20,678,472,147)    (18,666,652,257)
                                                                        ----------------   -----------------
   Net increase (decrease) in net assets resulting from capital share
      transaction - Service Clas ....................................         57,668,349       1,989,188,809
                                                                        ----------------   -----------------
Net increase (decrease) in net assets resulting from capital share
   transactions - Total .............................................         25,399,762       2,030,978,189
                                                                        ----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................         26,188,366       2,031,036,236
                                                                        ================   =================
ENDING NET ASSETS ...................................................   $  6,363,618,181    $  6,337,429,815
                                                                        ================   =================
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ............................................        360,226,411         522,588,845
   Shares issued in reinvestment of distributions - Class A .........          1,628,872           9,712,529
   Shares redeemed - Class A ........................................       (394,123,868)       (490,511,994)
                                                                        ----------------   -----------------
   Net increase (decrease) in shares outstanding - Class A ..........        (32,268,585)         41,789,380
                                                                        ----------------   -----------------
   Shares sold - Service Class ......................................     20,730,678,845      20,643,640,581
   Shares issued in reinvestment of distributions - Service Class ...          5,461,648          12,200,485
   Shares redeemed - Service Class ..................................    (20,678,472,147)    (18,666,652,257)
                                                                        ----------------   -----------------
   Net increase (decrease) in shares outstanding - Service Class ....         57,668,346       1,989,188,809
                                                                        ----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ...............................................   $     25,399,761    $  2,030,978,189
                                                                        ================   =================
Ending balance of undistributed net investment income (loss) ........            196,540             196,542
                                                                        ----------------   -----------------

The accompanying notes are an integral part of these financial statements.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                  100 Wells Fargo Advantage Money Market Funds


                              Financial Highlights

                                                 Beginning                     Net Realized    Distributions
                                                 Net Asset        Net         and Unrealized     from Net
                                                 Value Per     Investment       Gain (Loss)      Investment
                                                   Share     Income (Loss)    on Investments      Income
                                                 ---------   -------------   ---------------   -------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
Institutional Class
March 31, 2008(3) to August 31, 2008..........     $1.00          0.00             0.00             0.00
Service Class
March 1, 2008 to August 31, 2008 (Unaudited)..     $1.00          0.01             0.00            (0.01)
March 1, 2007 to February 29, 2008............     $1.00          0.03            (0.00)           (0.03)
March 1, 2006 to February 28, 2007............     $1.00          0.03             0.00            (0.03)
April 1, 2005 to February 28, 2006(4).........     $1.00          0.02             0.00            (0.02)
April 1, 2004 to March 31, 2005...............     $1.00          0.01             0.00            (0.01)
April 1, 2003 to March 31, 2004...............     $1.00          0.01             0.00            (0.01)
April 1, 2002 to March 31, 2003...............     $1.00          0.01             0.00            (0.01)
CASH INVESTMENT MONEY MARKET FUND
Administrator Class
March 1, 2008 to August 31, 2008 (Unaudited)..     $1.00          0.01             0.00            (0.01)
March 1, 2007 to February 29, 2008............     $1.00          0.05            (0.00)           (0.05)
March 1, 2006 to February 28, 2007............     $1.00          0.05             0.00            (0.05)
April 1, 2005 to February 28, 2006(4).........     $1.00          0.03             0.00            (0.03)
April 1, 2004 to March 31, 2005...............     $1.00          0.01             0.00            (0.01)
July 31, 2003(3) to March 31, 2004............     $1.00          0.01             0.00            (0.01)
Institutional Class
March 1, 2008 to August 31, 2008 (Unaudited)..     $1.00          0.01             0.00            (0.01)
March 1, 2007 to February 29, 2008............     $1.00          0.05            (0.00)           (0.05)
March 1, 2006 to February 28, 2007............     $1.00          0.05             0.00            (0.05)
April 1, 2005 to February 28, 2006(4).........     $1.00          0.03             0.00            (0.03)
April 1, 2004 to March 31, 2005...............     $1.00          0.02             0.00            (0.02)
April 1, 2003 to March 31, 2004...............     $1.00          0.01             0.00            (0.01)
April 1, 2002 to March 31, 2003...............     $1.00          0.02             0.00            (0.02)
Select Class
March 1, 2008 to August 31, 2008 (Unaudited)..     $1.00          0.01             0.00            (0.01)
June 29, 2007(3) to February 29, 2008.........     $1.00          0.03             0.00            (0.03)
Service Class
March 1, 2008 to August 31, 2008 (Unaudited)..     $1.00          0.01             0.00            (0.01)
March 1, 2007 to February 29, 2008............     $1.00          0.05             0.00            (0.05)
March 1, 2006 to February 28, 2007............     $1.00          0.05             0.00            (0.05)
April 1, 2005 to February 28, 2006(4).........     $1.00          0.03             0.00            (0.03)
April 1, 2004 to March 31, 2005...............     $1.00          0.01             0.00            (0.01)
April 1, 2003 to March 31, 2004...............     $1.00          0.01             0.00            (0.01)
April 1, 2002 to March 31, 2003...............     $1.00          0.01             0.00            (0.01)
GOVERNMENT MONEY MARKET FUND
Administrator Class
March 1, 2008 to August 31, 2008 (Unaudited)..     $1.00          0.01             0.00            (0.01)
March 1, 2007 to February 29, 2008............     $1.00          0.04             0.00            (0.04)
March 1, 2006 to February 28, 2007............     $1.00          0.05             0.00            (0.05)
April 1, 2005 to February 28, 2006(4).........     $1.00          0.03             0.00            (0.03)
April 1, 2004 to March 31, 2005...............     $1.00          0.01             0.00            (0.01)
July 31, 2003(3) to March 31, 2004............     $1.00          0.01             0.00            (0.01)

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3)  Commencement of operations.

(4)  The Fund changed its fiscal year end from March 31 to February 28.

(5)  The Fund changed its fiscal year end from October 31 to February 28.

 The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 101


                              Financial Highlights

                   Ending           Ratio to Average Net Assets (Annualized)(1)
Distributions    Net Asset   ----------------------------------------------------------                Net Assets at
   from Net      Value Per   Net Investment        Gross        Expenses          Net       Total       End of Period
Realized Gains     Share      Income (Loss)      Expenses        Waived        Expenses   Return(2)   (000's omitted)
--------------   ---------   ----------------   ----------   ---------------   --------   ---------   ---------------
     0.00          $1.00           1.30%           0.44%         (0.24)%         0.20%      0.86%       $   314,304

     0.00          $1.00           1.50%           0.73%         (0.28)%         0.45%      0.75%       $   814,209
     0.00          $1.00           2.94%           0.73%         (0.28)%         0.45%      3.05%       $   970,945
     0.00          $1.00           3.01%           0.73%         (0.28)%         0.45%      3.06%       $   500,204
     0.00          $1.00           2.18%           0.74%         (0.29)%         0.45%      2.04%       $   416,048
     0.00          $1.00           1.00%           0.66%         (0.21)%         0.45%      0.99%       $   356,093
     0.00          $1.00           0.56%           0.50%         (0.05)%         0.45%      0.56%       $   367,216
     0.00          $1.00           0.90%           0.50%         (0.05)%         0.45%      0.93%       $   304,422


     0.00          $1.00           2.50%           0.36%         (0.03)%         0.33%      1.26%       $ 1,681,512
     0.00          $1.00           4.77%           0.37%         (0.04)%         0.33%      4.92%       $ 2,249,470
     0.00          $1.00           4.87%           0.37%         (0.02)%         0.35%      4.96%       $ 1,364,223
     0.00          $1.00           3.37%           0.37%         (0.02)%         0.35%      3.06%       $ 1,150,617
     0.00          $1.00           1.57%           0.37%         (0.02)%         0.35%      1.45%       $   619,286
     0.00          $1.00           0.79%           0.39%         (0.04)%         0.35%      0.53%       $   281,124

     0.00          $1.00           2.60%           0.24%         (0.04)%         0.20%      1.33%       $ 9,128,531
     0.00          $1.00           4.94%           0.25%         (0.05)%         0.20%      5.06%       $ 9,194,540
     0.00          $1.00           5.01%           0.25%         (0.05)%         0.20%      5.12%       $ 7,830,847
     0.00          $1.00           3.50%           0.25%         (0.05)%         0.20%      3.21%       $ 6,497,267
     0.00          $1.00           1.61%           0.26%         (0.06)%         0.20%      1.60%       $ 5,998,383
     0.00          $1.00           0.97%           0.26%         (0.04)%         0.22%      0.98%       $ 5,839,329
     0.00          $1.00           1.52%           0.28%         (0.03)%         0.25%      1.54%       $ 5,175,328

     0.00          $1.00           2.64%           0.20%         (0.07)%         0.13%      1.37%       $ 3,634,045
     0.00          $1.00           4.81%           0.20%         (0.07)%         0.13%      3.31%       $ 3,025,485

     0.00          $1.00           2.32%           0.53%         (0.07)%         0.50%      1.18%       $ 6,332,436
     0.00          $1.00           4.64%           0.54%         (0.04)%         0.50%      4.75%       $ 7,374,749
     0.00          $1.00           4.71%           0.54%         (0.04)%         0.50%      4.80%       $ 6,328,867
     0.00          $1.00           3.12%           0.54%         (0.04)%         0.50%      2.92%       $ 5,793,762
     0.00          $1.00           1.26%           0.55%         (0.05)%         0.50%      1.30%       $ 6,879,632
     0.00          $1.00           0.70%           0.55%         (0.06)%         0.49%      0.70%       $ 8,472,548
     0.00          $1.00           1.31%           0.54%         (0.06)%         0.48%      1.31%       $10,590,565


     0.00          $1.00           2.06%           0.36%         (0.01)%         0.35%      1.04%       $ 1,391,715
     0.00          $1.00           4.55%           0.37%         (0.02)%         0.35%      4.68%       $ 1,944,435
     0.00          $1.00           4.82%           0.37%         (0.02)%         0.35%      4.92%       $ 1,179,768
     0.00          $1.00           3.33%           0.38%         (0.03)%         0.35%      3.05%       $   876,234
     0.00          $1.00           1.59%           0.38%         (0.03)%         0.35%      1.41%       $   596,740
     0.00          $1.00           0.75%           0.37%         (0.02)%         0.35%      0.50%       $   160,507

                  102 Wells Fargo Advantage Money Market Funds


                              Financial Highlights

                                                 Beginning                    Net Realized    Distributions
                                                 Net Asset        Net        and Unrealized      from Net
                                                 Value Per     Investment      Gain (Loss)      Investment
                                                   Share     Income (Loss)   on Investments       Income
                                                 ---------   -------------   --------------   -------------
GOVERNMENT MONEY MARKET FUND (continued)
Institutional Class
March 1, 2008 to August 31, 2008 (Unaudited)..     $1.00          0.01            0.00            (0.01)
March 1, 2007 to February 29, 2008 ...........     $1.00          0.04            0.00            (0.04)
March 1, 2006 to February 28, 2007 ...........     $1.00          0.05            0.00            (0.05)
April 1, 2005 to February 28, 2006(4) ........     $1.00          0.03            0.00            (0.03)
April 1, 2004 to March 31, 2005 ..............     $1.00          0.02            0.00            (0.02)
July 28, 20033 to March 31, 2004 .............     $1.00          0.01            0.00            (0.01)
Service Class
March 1, 2008 to August 31, 2008 (Unaudited)..     $1.00          0.01            0.00            (0.01)
March 1, 2007 to February 29, 2008 ...........     $1.00          0.04            0.00            (0.04)
March 1, 2006 to February 28, 2007 ...........     $1.00          0.05            0.00            (0.05)
April 1, 2005 to February 28, 2006(4) ........     $1.00          0.03            0.00            (0.03)
April 1, 2004 to March 31, 2005 ..............     $1.00          0.01            0.00            (0.01)
April 1, 2003 to March 31, 2004 ..............     $1.00          0.01            0.00            (0.01)
April 1, 2002 to March 31, 2003 ..............     $1.00          0.01            0.00            (0.01)
HERITAGE MONEY MARKET FUND
Administrator Class
March 1, 2008 to August 31, 2008 (Unaudited)..     $1.00          0.01            0.00            (0.01)
March 1, 2007 to February 29, 2008 ...........     $1.00          0.05            0.00            (0.05)
March 1, 2006 to February 28, 2007 ...........     $1.00          0.05            0.00            (0.05)
November 1, 2005 to February 28, 2006(5) .....     $1.00          0.01            0.00            (0.01)
November 1, 2004 to October 31, 2005 .........     $1.00          0.03            0.00            (0.03)
November 1, 2003 to October 31, 2004 .........     $1.00          0.01            0.00            (0.01)
November 1, 2002 to October 31, 2003 .........     $1.00          0.01            0.00            (0.01)
Institutional Class
March 1, 2008 to August 31, 2008 (Unaudited)..     $1.00          0.01            0.00            (0.01)
March 1, 2007 to February 29, 2008 ...........     $1.00          0.05            0.00            (0.05)
March 1, 2006 to February 28, 2007 ...........     $1.00          0.05            0.00            (0.05)
November 1, 2005 to February 28, 2006(5) .....     $1.00          0.01            0.00            (0.01)
November 1, 2004 to October 31, 2005 .........     $1.00          0.03            0.00            (0.03)
November 1, 2003 to October 31, 2004 .........     $1.00          0.01            0.00            (0.01)
November 1, 2002 to October 31, 2003 .........     $1.00          0.01            0.00            (0.01)
Select Class
March 1, 2008 to August 31, 2008 (Unaudited)..     $1.00          0.01            0.00            (0.01)
June 29, 20073 to February 29, 2008 ..........     $1.00         (0.03)           0.06            (0.03)
MUNICIPAL MONEY MARKET FUND
Institutional Class
March 31, 20083 to August 31, 2008 ...........     $1.00          0.01           (0.01)           (0.01)
NATIONAL TAX-FREE MONEY MARKET FUND
Administrator Class
March 1, 2008 to August 31, 2008 (Unaudited)..     $1.00          0.01            0.00            (0.01)
March 1, 2007 to February 29, 2008 ...........     $1.00          0.03            0.00            (0.03)
March 1, 2006 to February 28, 2007 ...........     $1.00          0.03            0.00            (0.03)
April 11, 20053 to February 28, 2006 .........     $1.00          0.02            0.00            (0.02)
Institutional Class
March 1, 2008 to August 31, 2008 (Unaudited)..     $1.00          0.01            0.00            (0.01)
March 1, 2007 to February 29, 2008 ...........     $1.00          0.03            0.00            (0.03)
March 1, 2006 to February 28, 2007 ...........     $1.00          0.03            0.00            (0.03)
April 1, 2005 to February 28, 2006(4) ........     $1.00          0.02            0.00            (0.02)
April 1, 2004 to March 31, 2005 ..............     $1.00          0.01            0.00            (0.01)
April 1, 2003 to March 31, 2004 ..............     $1.00          0.01            0.00            (0.01)
April 1, 2002 to March 31, 2003 ..............     $1.00          0.01            0.00            (0.01)

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 103


                              Financial Highlights

                   Ending      Ratio to Average Net Assets (Annualized)(1)
 Distributions    Net Asset   -----------------------------------------------                Net Assets at
   from Net      Value Per    Net Investment     Gross    Expenses      Net       Total      End of Period
Realized Gains     Share       Income (Loss)   Expenses    Waived    Expenses   Return(2)   (000's omitted)
--------------   ----------   --------------   --------   --------   --------   ---------   ---------------
     0.00           $1.00          2.20%         0.24%     (0.04)%     0.20%      1.12%       $21,113,247
     0.00           $1.00          4.54%         0.25%     (0.05)%     0.20%      4.83%       $23,265,323
     0.00           $1.00          5.00%         0.25%     (0.05)%     0.20%      5.07%       $ 7,766,684
     0.00           $1.00          3.45%         0.26%     (0.06)%     0.20%      3.19%       $ 4,508,755
     0.00           $1.00          1.66%         0.26%     (0.06)%     0.20%      1.57%       $ 3,964,854
     0.00           $1.00          0.90%         0.25%     (0.05)%     0.20%      0.61%       $ 1,471,711


     0.00           $1.00          1.89%         0.53%     (0.03)%     0.50%      0.96%       $ 6,223,951
     0.00           $1.00          4.42%         0.54%     (0.04)%     0.50%      4.52%       $ 6,350,025
     0.00           $1.00          4.66%         0.54%     (0.04)%     0.50%      4.76%       $ 5,656,867
     0.00           $1.00          3.13%         0.55%     (0.05)%     0.50%      2.91%       $ 5,350,480
     0.00           $1.00          1.26%         0.55%     (0.05)%     0.50%      1.26%       $ 5,230,613
     0.00           $1.00          0.65%         0.55%     (0.05)%     0.50%      0.65%       $ 4,767,774
     0.00           $1.00          1.24%         0.54%     (0.04)%     0.50%      1.27%       $ 4,837,603


     0.00           $1.00          2.48%         0.37%     (0.04)%     0.33%      1.27%       $   652,498
     0.00           $1.00          4.68%         0.38%     (0.04)%     0.34%      4.90%       $   608,865
     0.00           $1.00          4.80%         0.40%     (0.02)%     0.38%      4.91%       $   287,293
     0.00           $1.00          3.91%         0.40%     (0.02)%     0.38%      1.29%       $   288,971
     0.00           $1.00          2.41%         0.56%     (0.17)%     0.39%      2.54%       $   301,694
     0.00           $1.00          0.86%         0.68%     (0.28)%     0.40%      0.88%       $   452,770
     0.00           $1.00          0.95%         0.62%     (0.22)%     0.40%      0.94%       $   706,440


     0.00           $1.00          2.56%         0.25%     (0.05)%     0.20%      1.33%       $ 3,269,028
     0.00           $1.00          4.77%         0.26%     (0.06)%     0.20%      5.06%       $ 1,579,225
     0.00           $1.00          4.98%         0.28%     (0.10)%     0.18%      5.12%       $   353,755
     0.00           $1.00          4.13%         0.28%     (0.10)%     0.18%      1.36%       $   419,084
     0.00           $1.00          2.97%         0.28%     (0.10)%     0.18%      2.75%       $   338,723
     0.00           $1.00          1.07%         0.26%     (0.08)%     0.18%      1.10%       $   162,280
     0.00           $1.00          1.25%         0.22%     (0.04)%     0.18%      1.16%       $   263,513


     0.00           $1.00          2.63%         0.21%     (0.08)%     0.13%      1.37%       $ 3,426,347
     0.00           $1.00          4.58%         0.22%     (0.09)%     0.13%      3.30%       $ 1,368,330



     0.00           $0.99          1.59%         0.46%     (0.26)%     0.20%      1.00%       $     8,441


     0.00           $1.00          1.75%         0.38%     (0.08)%     0.30%      0.90%       $   540,999
     0.00           $1.00          3.24%         0.38%     (0.08)%     0.30%      3.27%       $   517,666
     0.00           $1.00          3.23%         0.38%     (0.08)%     0.30%      3.28%       $   541,840
     0.00           $1.00          2.39%         0.39%     (0.09)%     0.30%      2.21%       $   561,788


     0.00           $1.00          1.82%         0.26%     (0.06)%     0.20%      0.95%       $ 2,306,257
     0.00           $1.00          3.31%         0.26%     (0.06)%     0.20%      3.37%       $ 1,403,838
     0.00           $1.00          3.35%         0.26%     (0.06)%     0.20%      3.39%       $ 1,146,902
     0.00           $1.00          2.46%         0.27%     (0.07)%     0.20%      2.31%       $   700,534
     0.00           $1.00          1.37%         0.26%     (0.06)%     0.20%      1.27%       $ 1,032,250
     0.00           $1.00          0.82%         0.26%     (0.04)%     0.22%      0.85%       $   302,140
     0.00           $1.00          1.23%         0.29%       0.00%     0.29%      1.23%       $   126,969

                  104 Wells Fargo Advantage Money Market Funds


                              Financial Highlights

                                                 Beginning                    Net Realized    Distributions
                                                 Net Asset        Net        and Unrealized      from Net
                                                 Value Per     Investment      Gain (Loss)      Investment
                                                   Share     Income (Loss)   on Investments       Income
                                                 ---------   -------------   --------------   -------------
NATIONAL TAX-FREE MONEY MARKET FUND (continued)
Service Class
March 1, 2008 to August 31, 2008 (Unaudited)..     $1.00          0.01            0.00            (0.01)
March 1, 2007 to February 29, 2008 ...........     $1.00          0.03           (0.00)           (0.03)
March 1, 2006 to February 28, 2007 ...........     $1.00          0.03            0.00            (0.03)
April 1, 2005 to February 28, 2006(4) ........     $1.00          0.02            0.00            (0.02)
April 1, 2004 to March 31, 2005 ..............     $1.00          0.01            0.00            (0.01)
April 1, 2003 to March 31, 2004 ..............     $1.00          0.01            0.00            (0.01)
April 1, 2002 to March 31, 2003 ..............     $1.00          0.01            0.00            (0.01)
PRIME INVESTMENT MONEY MARKET FUND
Institutional Class
March 1, 2008 to August 31, 2008 (Unaudited)..     $1.00          0.01            0.00            (0.01)
March 1, 2007 to February 29, 2008 ...........     $1.00          0.05           (0.00)           (0.05)
March 1, 2006 to February 28, 2007 ...........     $1.00          0.05            0.00            (0.05)
April 1, 2005 to February 28, 2006(4) ........     $1.00          0.03            0.00            (0.03)
April 1, 2004 to March 31, 2005 ..............     $1.00          0.02            0.00            (0.02)
July 28, 2003(3) to March 31, 2004 ...........     $1.00          0.01            0.00            (0.01)
Service Class
March 1, 2008 to August 31, 2008 (Unaudited)..     $1.00          0.01            0.00            (0.01)
March 1, 2007 to February 29, 2008 ...........     $1.00          0.05            0.00            (0.05)
March 1, 2006 to February 28, 2007 ...........     $1.00          0.05            0.00            (0.05)
April 1, 2005 to February 28, 2006(4) ........     $1.00          0.03            0.00            (0.03)
April 1, 2004 to March 31, 2005 ..............     $1.00          0.01            0.00            (0.01)
April 1, 2003 to March 31, 2004 ..............     $1.00          0.01            0.00            (0.01)
April 1, 2002 to March 31, 2003 ..............     $1.00          0.01            0.00            (0.01)
TREASURY PLUS MONEY MARKET FUND
Admin Class
March 1, 2008(3) to August 31, 2008 ..........     $1.00          0.00            0.00             0.00
Institutional Class
March 1, 2008 to August 31, 2008 (Unaudited)..     $1.00          0.01            0.00            (0.01)
March 1, 2007 to February 29, 2008 ...........     $1.00          0.04            0.00            (0.04)
March 1, 2006 to February 28, 2007 ...........     $1.00          0.05            0.00            (0.05)
April 1, 2005 to February 28, 2006(4) ........     $1.00          0.03            0.00            (0.03)
April 1, 2004 to March 31, 2005 ..............     $1.00          0.01            0.00            (0.01)
April 1, 2003 to March 31, 2004 ..............     $1.00          0.01            0.00            (0.01)
April 1, 2002 to March 31, 2003 ..............     $1.00          0.01            0.00            (0.01)
Service Class
March 1, 2008 to August 31, 2008 (Unaudited) .     $1.00          0.01            0.00            (0.01)
March 1, 2007 to February 29, 2008 ...........     $1.00          0.04            0.00            (0.04)
March 1, 2006 to February 28, 2007 ...........     $1.00          0.05            0.00            (0.05)
April 1, 2005 to February 28, 2006(4) ........     $1.00          0.03            0.00            (0.03)
April 1, 2004 to March 31, 2005 ..............     $1.00          0.01            0.00            (0.01)
April 1, 2003 to March 31, 2004 ..............     $1.00          0.01            0.00            (0.01)
April 1, 2002 to March 31, 2003 ..............     $1.00          0.01            0.00            (0.01)
100% TREASURY MONEY MARKET FUND
Service Class
March 1, 2008 to August 31, 2008 (Unaudited)..     $1.00          0.01            0.00            (0.01)
March 1, 2007 to February 29, 2008 ...........     $1.00          0.04            0.00            (0.04)
March 1, 2006 to February 28, 2007 ...........     $1.00          0.04            0.00            (0.04)
April 1, 2005 to February 28, 2006(4) ........     $1.00          0.03            0.00            (0.03)
April 1, 2004 to March 31, 2005 ..............     $1.00          0.01            0.00            (0.01)
April 1, 2003 to March 31, 2004 ..............     $1.00          0.01            0.00            (0.01)
April 1, 2002 to March 31, 2003 ..............     $1.00          0.01            0.00            (0.01)

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 105


                              Financial Highlights

                   Ending      Ratio to Average Net Assets (Annualized)(1)
 Distributions    Net Asset   -----------------------------------------------                Net Assets at
   from Net      Value Per    Net Investment     Gross    Expenses      Net       Total      End of Period
Realized Gains     Share       Income (Loss)   Expenses    Waived    Expenses   Return(2)   (000's omitted)
--------------   ----------   --------------   --------   --------   --------   ---------   ---------------



     0.00           $1.00          1.61%         0.55%     (0.10)%     0.45%      0.82%        $1,736,314
     0.00           $1.00          3.07%         0.55%     (0.10)%     0.45%      3.12%        $1,674,047
     0.00           $1.00          3.09%         0.55%     (0.10)%     0.45%      3.13%        $1,303,728
     0.00           $1.00          2.23%         0.56%     (0.11)%     0.45%      2.08%        $1,160,594
     0.00           $1.00          1.01%         0.55%     (0.10)%     0.45%      1.02%        $1,195,511
     0.00           $1.00          0.62%         0.55%     (0.10)%     0.45%      0.62%        $1,262,512
     0.00           $1.00          1.06%         0.55%     (0.10)%     0.45%      1.07%        $1,401,583


     0.00           $1.00          2.53%         0.25%     (0.05)%     0.20%      1.29%        $6,956,461
     0.00           $1.00          4.87%         0.25%     (0.05)%     0.20%      4.99%        $7,525,254
     0.00           $1.00          5.06%         0.26%     (0.06)%     0.20%      5.10%        $7,088,329
     0.00           $1.00          3.46%         0.26%     (0.06)%     0.20%      3.23%        $2,889,532
     0.00           $1.00          1.87%         0.26%     (0.06)%     0.20%      1.58%        $3,271,052
     0.00           $1.00          0.89%         0.25%     (0.05)%     0.20%      0.60%        $1,085,856


     0.00           $1.00          2.16%         0.54%      0.00%      0.54%      1.12%        $1,135,096
     0.00           $1.00          4.55%         0.55%      0.00%      0.55%      4.63%        $1,402,557
     0.00           $1.00          4.64%         0.55%      0.00%      0.55%      4.74%        $1,190,293
     0.00           $1.00          3.18%         0.55%      0.00%      0.55%      2.90%        $1,332,129
     0.00           $1.00          1.20%         0.55%      0.00%      0.55%      1.22%        $  816,105
     0.00           $1.00          0.59%         0.55%     (0.01)%     0.54%      0.60%        $1,466,176
     0.00           $1.00          1.14%         0.55%      0.00%      0.55%      1.14%        $1,818,364


     0.00           $1.00          1.66%         0.36%     (0.01)%     0.35%      0.70%        $   69,633


     0.00           $1.00          1.78%         0.26%     (0.06)%     0.20%      0.91%        $3,264,168
     0.00           $1.00          4.19%         0.26%     (0.06)%     0.20%      4.45%        $2,951,408
     0.00           $1.00          4.93%         0.26%     (0.06)%     0.20%      5.01%        $1,822,046
     0.00           $1.00          3.29%         0.26%     (0.06)%     0.20%      3.07%        $1,166,102
     0.00           $1.00          1.39%         0.27%     (0.07)%     0.20%      1.48%        $1,268,636
     0.00           $1.00          0.88%         0.26%     (0.06)%     0.20%      0.88%        $1,964,435
     0.00           $1.00          1.38%         0.29%     (0.08)%     0.21%      1.45%        $1,565,864


     0.00           $1.00          1.49%         0.55%     (0.05)%     0.50%      0.75%        $1,060,959
     0.00           $1.00          4.11%         0.55%     (0.05)%     0.50%      4.14%        $1,187,468
     0.00           $1.00          4.61%         0.55%     (0.05)%     0.50%      4.70%        $1,283,813
     0.00           $1.00          2.99%         0.55%     (0.05)%     0.50%      2.78%        $  940,104
     0.00           $1.00          1.12%         0.56%     (0.06)%     0.50%      1.17%        $1,205,795
     0.00           $1.00          0.60%         0.55%     (0.06)%     0.49%      0.60%        $1,324,943
     0.00           $1.00          1.18%         0.55%     (0.09)%     0.46%      1.20%        $1,207,609


     0.00           $1.00          1.29%         0.72%     (0.22)%     0.50%      0.66%        $6,097,630
     0.00           $1.00         3.85.%         0.73%     (0.23)%     0.50%      3.97%        $6,039,209
     0.00           $1.00          4.36%         0.74%     (0.24)%     0.50%      4.44%        $4,049,964
     0.00           $1.00          2.89%         0.73%     (0.23)%     0.50%      2.64%        $3,581,797
     0.00           $1.00          1.12%         0.68%     (0.18)%     0.50%      1.11%        $3,031,989
     0.00           $1.00          0.52%         0.55%     (0.06)%     0.49%      0.53%        $2,978,019
     0.00           $1.00          1.12%         0.55%     (0.09)%     0.46%      1.15%        $2,725,643

                  106 Wells Fargo Advantage Money Market Funds


                          Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at August 31, 2008, was comprised of 98 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Tax-Free Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, Prime Investment Money Market Fund, Treasury Plus Money Market Fund, and 100% Treasury Money Market Fund. Each Fund, except for the California Tax-Free Money Market Fund, is a diversified series of the Trust. The California Tax-Free Money Market Fund is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

The Funds invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days provided that these variable rate instruments are either Government Securities or carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The amortized cost method is used to value portfolio securities, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

Investments which are not valued using the method discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

FAIR VALUATION MEASUREMENTS

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

                  Wells Fargo Advantage Money Market Funds 107


                          Notes to Financial Statements

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2008 in valuing the Funds' investments in securities:

                                                                                  Total Fair Value
Money Market Fund                       Level 1       Level 2         Level 3     as of 05/31/2008
-----------------                       -------   ---------------   -----------   ----------------
CALIFORNIA TAX-FREE MONEY MARKET FUND      $0     $ 4,904,897,731   $         0    $ 4,904,897,731
CASH INVESTMENT MONEY MARKET FUND           0      20,888,932,978             0     20,888,932,978
GOVERNMENT MONEY MARKET FUND                0      30,067,431,538             0     30,067,431,538
HERITAGE MONEY MARKET FUND                  0       7,373,329,376     6,800,000      7,380,129,376
MUNICIPAL MONEY MARKET FUND                 0         368,224,822             0        368,224,822
NATIONAL TAX-FREE MONEY MARKET FUND         0       6,130,254,301             0      6,130,254,301
PRIME INVESTMENT MONEY MARKET FUND          0       8,128,588,197    25,200,000      8,153,788,197
TREASURY PLUS MONEY MARKET FUND             0       7,094,922,448             0      7,094,922,448
100% TREASURY MONEY MARKET FUND             0       6,147,696,063             0      6,147,696,063

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                         Heritage Money Market   Prime Money Market
                                                  Fund                  Fund
                                         ---------------------   ------------------
BALANCE AS OF 02/29/2008                      $ 9,082,094          $ 156,884,707
Accrued discounts/premiums                              0                      0
Realized gain/(loss)                               16,129              1,381,752
Unrealized appreciation/(depreciation)           (778,600)            (2,885,400)
Net purchases (sales)                          (1,519,623)          (130,181,059)
Net Transfer in/(out) of Level 3                        0                      0
BALANCE AS OF 08/31/2008                      $ 6,800,000          $  25,200,000

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

                  108 Wells Fargo Advantage Money Market Funds


                          Notes to Financial Statements

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at August 31, 2008.

Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2008, no provision for income tax would be required in the fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: October 31, 2004; March 31, 2005; October 31, 2005; February 28, 2006;
February 28, 2007; February 29, 2008) are subject to examination by the Internal Revenue Service and state departments of revenue.

At February 29, 2008, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

FUND                                Expiration Year   Capital Loss Carryforwards
----                                ---------------   --------------------------
CASH INVESTMENT MONEY MARKET FUND         2013                 $122,917
MUNICIPAL MONEY MARKET FUND               2015                      544
TREASURY PLUS MONEY MARKET FUND           2013                   61,122

The Funds had deferred post-October capital losses occurring subsequent to February 29, 2008. For tax purposes, such losses were treated as having occurred on March 1, 2008. As of February 29, 2008, deferred post-October capital losses were as follows:

                                     Deferred Post-October
FUND                                      Capital Loss
----                                 ---------------------
HERITAGE MONEY MARKET FUND                 $   114,088
PRIME INVESTMENT MONEY MARKET FUND          13,325,277

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC ("Funds Management"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles, or "SIVs". SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

                  Wells Fargo Advantage Money Market Funds 109


                          Notes to Financial Statements

As of August 31, 2008, the following funds owned certain of these types of structured securities which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

Fund                                 Defaulted SIVs ($MV)   % of Net Assets
----                                 --------------------   ---------------
HERITAGE MONEY MARKET FUND                 6,800,000              0.09%
PRIME INVESTMENT MONEY MARKET FUND        25,200,000              0.31%

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                              Advisory                                         Subadvisory
                                                             Fees (% of                                         Fees (% of
                                          Average Daily    Average Daily                     Average Daily    Average Daily
FUND                                       Net Assets       Net Assets)      Subadviser       Net Assets       Net Assets)
----                                    ----------------   -------------   -------------   ----------------   -------------
CALIFORNIA TAX-FREE MONEY MARKET FUND   First $1 billion       0.300       Wells Capital   First $1 billion       0.050
                                         Next $4 billion       0.275         Management     Next $2 billion       0.030
                                         Over $5 billion       0.250        Incorporated    Next $3 billion       0.020
                                                                                            Over $6 billion       0.010
CASH INVESTMENT MONEY MARKET FUND       All asset levels       0.100       Wells Capital   First $1 billion       0.050
                                                                             Management     Next $2 billion       0.030
                                                                            Incorporated    Next $3 billion       0.020
                                                                                            Over $6 billion       0.010
GOVERNMENT MONEY MARKET FUND            All asset levels       0.100       Wells Capital   First $1 billion       0.050
                                                                             Management     Next $2 billion       0.030
                                                                            Incorporated    Next $3 billion       0.020
                                                                                            Over $6 billion       0.010
HERITAGE MONEY MARKET FUND              All asset levels       0.100       Wells Capital   First $1 billion       0.050
                                                                             Management     Next $2 billion       0.030
                                                                            Incorporated    Next $3 billion       0.020
                                                                                            Over $6 billion       0.010
MUNICIPAL MONEY MARKET FUND             First $1 billion       0.300       Wells Capital   First $1 billion       0.050
                                         Next $4 billion       0.275         Management     Next $2 billion       0.030
                                         Over $5 billion       0.250        Incorporated    Next $3 billion       0.020
                                                                                            Over $6 billion       0.010
NATIONAL TAX-FREE MONEY MARKET FUND     All asset levels       0.100       Wells Capital   First $1 billion       0.050
                                                                             Management     Next $2 billion       0.030
                                                                            Incorporated    Next $3 billion       0.020
                                                                                            Over $6 billion       0.010
PRIME INVESTMENT MONEY MARKET FUND      All asset levels       0.100       Wells Capital   First $1 billion       0.050
                                                                             Management     Next $2 billion       0.030
                                                                            Incorporated    Next $3 billion       0.020
                                                                                            Over $6 billion       0.010

                  110 Wells Fargo Advantage Money Market Funds


                          Notes to Financial Statements

                                                              Advisory                                         Subadvisory
                                                             Fees (% of                                         Fees (% of
                                          Average Daily    Average Daily                     Average Daily    Average Daily
FUND                                       Net Assets       Net Assets)      Subadviser       Net Assets       Net Assets)
----                                    ----------------   -------------   -------------   ----------------   -------------
TREASURY PLUS MONEY MARKET FUND         All asset levels       0.100       Wells Capital   First $1 billion       0.050
                                                                             Management     Next $2 billion       0.030
                                                                            Incorporated    Next $3 billion       0.020
                                                                                            Over $6 billion       0.010
100% TREASURY MONEY MARKET FUND         First $1 billion       0.300       Wells Capital   First $1 billion       0.050
                                         Next $4 billion       0.275         Management     Next $2 billion       0.030
                                         Over $5 billion       0.250        Incorporated    Next $3 billion       0.020
                                                                                            Over $6 billion       0.010

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                          Administration
                                                Fees
                        Average Daily      (% of Average
                         Net Assets      Daily Net Assets)
                      ----------------   -----------------
FUND LEVEL            First $5 billion          0.05
                       Next $5 billion          0.04
                      Over $10 billion          0.03
ADMINISTRATOR CLASS   All asset levels          0.10
INSTITUTIONAL CLASS   All asset levels          0.08
SELECT CLASS          All asset levels          0.04
SERVICE CLASS         All asset levels          0.12

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator of its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                           % of Average
                         Daily Net Assets
                         ----------------
ALL MONEY MARKET FUNDS         0.02

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                     Administrator   Institutional   Select   Service
FUND                                      Class A        Class           Class        Class    Class
----                                    ----------   -------------   -------------   ------   -------
CALIFORNIA TAX-FREE MONEY MARKET FUND      0.25%            NA            0.00%        NA       0.25%
CASH INVESTMENT MONEY MARKET FUND            NA           0.10%           0.00%       0.00%     0.25%
GOVERNMENT MONEY MARKET FUND               0.25%          0.10%           0.00%         NA      0.25%
HERITAGE MONEY MARKET FUND                   NA           0.10%           0.00%       0.00%       NA
MUNICIPAL MONEY MARKET FUND                  NA             NA            0.00%         NA        NA

                  Wells Fargo Advantage Money Market Funds 111


                          Notes to Financial Statements

                                                     Administrator   Institutional   Select   Service
FUND                                      Class A        Class           Class        Class    Class
----                                    ----------   -------------   -------------   ------   -------
NATIONAL TAX-FREE MONEY MARKET FUND        0.25%          0.10%           0.00%        NA       0.25%
PRIME INVESTMENT MONEY MARKET FUND           NA             NA            0.00%        NA       0.25%
TREASURY PLUS MONEY MARKET FUND            0.25%          0.10%           0.00%        NA       0.25%
100% TREASURY MONEY MARKET FUND            0.25%            NA              NA         NA       0.25%

For the six-month period ended August 31, 2008, shareholder servicing fees paid were as follows:

                                                     Administrator   Institutional     Service
FUND                                      Class A        Class           Class          Class
----                                    ----------   -------------   -------------   ----------
CALIFORNIA TAX-FREE MONEY MARKET FUND   $4,913,080            NA           $0        $1,140,785
CASH INVESTMENT MONEY MARKET FUND               NA      $924,714            0         8,478,051
GOVERNMENT MONEY MARKET FUND             1,968,329       733,182            0         7,831,836
HERITAGE MONEY MARKET FUND                      NA       314,732            0                NA
MUNICIPAL MONEY MARKET FUND                     NA            NA            0                NA
NATIONAL TAX-FREE MONEY MARKET FUND      1,960,756       264,471            0         2,110,603
PRIME INVESTMENT MONEY MARKET FUND              NA            NA            0         2,426,123
TREASURY PLUS MONEY MARKET FUND          3,088,065        25,525            0         1,618,094
100% TREASURY MONEY MARKET FUND            368,892            NA           NA         7,717,878

OTHER FEES

PNC, Inc. ("PNC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PNC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the six-month period ended August 31, 2008, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. Funds Management has contractually committed through June 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the six-month period ended August 31, 2008, were as follows:

                                                                 Net Operating Expense Ratios
                                                              ----------------------------------
FUND                                    Administrator Class   Institutional Class   Select Class   Service Class
----                                    -------------------   -------------------   ------------   -------------
CALIFORNIA TAX-FREE MONEY MARKET FUND             NA                  0.20%               NA            0.45%
CASH INVESTMENT MONEY MARKET FUND               0.33%                 0.20%             0.13%           0.50%
GOVERNMENT MONEY MARKET FUND                    0.35%                 0.20%               NA            0.50%
HERITAGE MONEY MARKET FUND                      0.33%                 0.20%             0.13%             NA
MUNICIPAL MONEY MARKET FUND                       NA                  0.20%               NA              NA
NATIONAL TAX-FREE MONEY MARKET FUND             0.30%                 0.20%               NA            0.45%
PRIME INVESTMENT MONEY MARKET FUND                NA                  0.20%               NA            0.55%
TREASURY PLUS MONEY MARKET FUND                 0.35%                 0.20%               NA            0.50%
100% TREASURY MONEY MARKET FUND                   NA                    NA                NA            0.50%

                  112 Wells Fargo Advantage Money Market Funds


                         Notes to Financial Statements

4. CAPITAL SUPPORT AGREEMENT

With respect to Prime Investment Money Market Fund ("Prime Fund") and Heritage Money Market Fund ("Heritage Fund") (collectively, the "Specified Funds"), WFB (the "Capital Support Provider"), an affiliate of Funds Management, has entered into a Capital Support Agreement with the Trust on behalf of the Specified Funds, dated February 1, 2008 (the "Agreement"). The Agreement establishes the obligations of the Capital Support Provider to make a capital contribution to a Specified Fund in order to prevent realized losses from the disposition of any portion of certain covered securities and avoid any downgrade in the ratings assigned to the Specified Funds by certain nationally recognized statistical rating organizations ("NRSROs"). The Agreement was entered into at no cost to the Specified Funds, and the Capital Support Provider is not entitled to obtain any shares or other property from the Specified Funds in exchange for its contributions.

The amounts the Capital Support Provider could be required to contribute under the Agreement are presently limited to $128.5 million and $1.5 million in aggregate principal amount of Victoria Finance LLC (formerly known as Stanfield Victoria Funding, LLC) Variable Rate Interest Bearing Commercial Paper, a security issued by a structured investment vehicle that has defaulted due to an enforcement action (such security, including any debt securities received by either Specified Fund in exchange therefor that do not qualify as "eligible securities" as defined in Rule 2a-7 of the 1940 Act, the "Covered Securities"), held by Prime Fund and Heritage Fund, respectively, plus an interest factor payable thereon ("Covered Interest"), including interest payable after the scheduled maturity date of the Covered Securities at a rate specified in the Agreement (collectively, the "Maximum Contribution Amount"). The contribution obligation under the Agreement is subject to certain other conditions and restrictions. The obligation to make contributions under the Agreement terminates no later than August 1, 2008 or earlier upon the payment of the Maximum Contribution Amount. Each Specified Fund is required to sell any Covered Securities on the business day immediately prior to August 1, 2008 or promptly following any downgrade in WFB's short-term credit ratings assigned by NRSROs such that WFB's obligations would no longer be considered "first-tier securities" within the meaning of Rule 2a-7(a)(12) under the 1940 Act; provided that a Specified Fund is not required to complete any such sale if the sale would not result in the payment of a capital contribution or if, following a downgrade in WFB's short-term credit rating, WFB obtains a letter of credit or other credit enhancement from a party the short-term credit rating of whom would qualify its obligations as "first-tier securities" and the staff of the Securities and Exchange Commission consents to the arrangement. Before the occurrence of the foregoing, the Specified Funds will refrain from selling Covered Securities, except to the extent the Board of Trustees determines that allowing a Specified Fund to continue to hold such Covered Securities would be inconsistent with the Board's fiduciary obligations.

Subject to certain conditions, the Agreement requires the Capital Support Provider to contribute cash in an amount necessary to prevent a Specified Loss (as defined below) upon the occurrence of certain triggering events. A "Specified Loss" is a loss arising from: (i) a disposition of Covered Securities for cash, or exchange of Covered Securities for "eligible securities" as defined in Rule 2a-7 of the 1940 Act, (ii) receipt of final payment on the Covered Security, or (iii) payment on the Covered Securities as a result of an issuance of a final court order discharging the issuer from liability, in each case, for an amount that is less than the Covered Security's amortized cost plus Covered Interest thereon. A Specified Fund may also consider amounts potentially contributable under the Agreement (a "Potential Future Contribution") as an asset of the Specified Fund in calculating its market-based net asset value ("NAV"). Until the disposition of a Covered ecurity, the amount of such Potential Future Contribution may increase, decrease or be eliminated on any day the Specified Fund calculates its market-based NAV per share as a result of changes in the market value of a Covered Security, or other factors, prior to the actual payment of the contribution by the Capital Support Provider to the Specified Fund. At the time any contribution is payable under the Agreement, the amount of such Potential Future Contribution and any actual contribution previously made will be applied against the Maximum Contribution Amount.

On July 22, 2008, Funds Management purchased $128.5 million and $1.5 million in total par value of Victoria Finance LLC (formerly known as Stanfield Victoria Funding, LLC) Variable Rate Interest Bearing Commercial Paper from Prime Investment Money Market Fund ("Prime Fund") and Heritage Money Market Fund ("Heritage Fund"), respectively. In accordance with Rule 17a-9 under the 1940 Act, these securities were purchased for cash at a price equal to the securities' amortized cost plus interest accrued (i) on the securities and (ii) under a Capital Support Agreement (the "Agreement") previously entered into between WFB, an affiliate of Funds Management, and the Trust on behalf of the Prime and Heritage Funds. The purchase resulted in the immediate termination of the Agreement.

                  Wells Fargo Advantage Money Market Funds 113


                         Notes to Financial Statements

5. LEGAL AND REGULATORY MATTERS

In 2004, the Strong Fund's investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

6. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards 161 ("FAS 161"), "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133." FAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of August 31, 2008, Management is continuing to evaluate the impact, if any, that adoption of FAS 161 may have on the financial statements.

7. SUBSEQUENT EVENT

On October 3, 2008, the Board of Trustees of Wells Fargo Funds Trust (the "Board") unanimously approved the participation of the Wells Fargo Advantage Money Market Funds (the "Funds'") in the initial term of the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Board also unanimously approved a change to each Fund's Amended and Restated Fee and Expense Agreement to exclude "extraordinary expenses" from the types of operating expenses that may not exceed the capped operating expense ratio of the Fund.

The Program applies only to shareholders of record of each Fund as of September 19, 2008 who continuously maintain an account balance with the Fund since that date. Subject to certain conditions and limitations, in the event that the market-based net asset value per share of a Fund falls below $0.995 and the Fund liquidates its holdings, any shares held by an investor in the Fund as of the close of business on September 19, 2008, or held by the investor when the market-based net asset value per share of the Fund falls below $0.995, whichever is less, are insured against loss under the Program. Shares acquired by investors after September 19, 2008 are generally not eligible for protection under the Program.

Participation in the initial three months of the Program (through December 18, 2008) requires a payment to the Treasury in the amount of either 0.01% or 0.015%, depending upon the market-based net asset value of a Fund as of September 19, 2008 (the "Program Participation Payment"). The Board has determined that the Program Participation Payment is an extraordinary expense that will be borne by each Fund without regard to the expense cap currently in effect for such Fund.

The Secretary of the Treasury may extend the Program beyond its initial three month term through the close of business on September 18, 2009. If the Program is extended, the Board will consider whether each Fund should continue to participate.

                  114 Wells Fargo Advantage Money Market Funds


                               Other Information

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds'Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 133 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                          POSITION HELD AND
   NAME AND AGE           LENGTH OF SERVICE(2)      PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS     OTHER DIRECTORSHIPS
--------------------   -------------------------   -----------------------------------------------   ---------------------
Thomas S. Goho         Trustee, since 1987         Co-Director for the Calloway School of                    None
66                                                 Stephens University of Wake Forest University.
                                                   Prior thereto, the Thomas Goho Chair of Finance
                                                   of Wake Forest University, Calloway School of
                                                   Business and Accountancy, from 2006-2007 and
                                                   Associate Professor of Finance from 1999-2005.

Peter G. Gordon        Trustee, since 1998;        Chairman, CEO and Co-Founder of Crystal Geyser            None
65                     Chairman, since 2005        Water Company and President of Crystal Geyser
                       (Lead Trustee since 2001)   Roxane Water Company.

Judith M. Johnson      Trustee, since 2008         Retired. Prior thereto, Chief Executive Officer           None
59                                                 and Chief Investment Officer of Minneapolis
                                                   Retirement Fund from 1996 to 2008.

Olivia S. Mitchell     Trustee, since 2006         Professor of Insurance and Risk Management,               None
55                                                 Wharton School, University of Pennsylvania.
                                                   Director of the Boettner Center on Pensions and
                                                   Retirement Research. Research associate and
                                                   board member, Penn Aging Research Center.
                                                   Research associate, National Bureau of Economic
                                                   Research.

Timothy J. Penny       Trustee, since 1996         President and CEO of Southern Minnesota                   None
56                                                 Initiative Foundation, a non-profit
                                                   organization since 2007 and Senior Fellow at
                                                   the Humphrey Institute Policy Forum at the
                                                   University of Minnesota since 1995.

Donald C. Willeke      Trustee, since 1996         Principal of the law firm of Willeke & Daniels.           None
68

                  Wells Fargo Advantage Money Market Funds 115


                               Other Information

INTERESTED TRUSTEE(3)

                          POSITION HELD AND
   NAME AND AGE           LENGTH OF SERVICE(2)      PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS     OTHER DIRECTORSHIPS
--------------------   -------------------------   -----------------------------------------------   ---------------------
J. Tucker Morse        Trustee, since 1987         Private Investor/Real Estate Developer. Prior             None
64                                                 thereto, Chairman of Whitepoint Capital, LLC
                                                   until 2004.

OFFICERS

                          POSITION HELD AND
   NAME AND AGE           LENGTH OF SERVICE(2)      PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS     OTHER DIRECTORSHIPS
--------------------   -------------------------   -----------------------------------------------   ---------------------
Karla M. Rabusch       President, since 2003       Executive Vice President of Wells Fargo Bank,             None
49                                                 N.A. and President of Wells Fargo Funds
                                                   Management, LLC since 2003. Senior Vice
                                                   President and Chief Administrative Officer of
                                                   Wells Fargo Funds Management, LLC from 2001
                                                   to 2003.

C. David Messman       Secretary, since 2000;      Senior Vice President and Secretary of Wells              None
48                     Chief Legal Counsel,        Fargo Funds Management, LLC since 2001. Vice
                       since 2003                  President and Managing Senior Counsel of
                                                   Wells Fargo Bank, N.A. since 1996.

Stephen W. Leonhardt   Treasurer, since 2007       Vice President and Manager of Fund Accounting,            None
49                                                 Reporting and Tax for Wells Fargo Funds
                                                   Management, LLC since 2007. Director of Fund
                                                   Administration and SEC Reporting for TIAA-CREF
                                                   from 2005 to 2007. Chief Operating Officer for
                                                   UMB Fund Services, Inc. from 2004 to 2005.
                                                   Controller for Sungard Transaction Networks
                                                   from 2002 to 2004.

Debra Ann Early        Chief Compliance Officer,   Chief Compliance Officer of Wells Fargo Funds             None
44                     since 2007                  Management, LLC since 2007. Chief Compliance
                                                   Officer of Parnassus Investments from 2005 to
                                                   2007. Chief Financial Officer of Parnassus
                                                   Investments from 2004 to 2007 and Senior Audit
                                                   Manager of PricewaterhouseCoopers LLP from 1998
                                                   to 2004.


----------
(1) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

(2) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3) As of August 31, 2008, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

                  116 Wells Fargo Advantage Money Market Funds


                                Other Information

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

CALIFORNIA TAX-FREE MONEY MARKET FUND, CASH INVESTMENT MONEY MARKET FUND, GOVERNMENT MONEY MARKET FUND, HERITAGE MONEY MARKET FUND,
NATIONAL TAX-FREE MONEY MARKET FUND, PRIME INVESTMENT MONEY MARKET FUND, TREASURY PLUS MONEY MARKET FUND AND 100% TREASURY MONEY MARKET FUND

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the California Tax-Free Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, National Tax-Free Money Market Fund, Prime Investment Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund (the "Funds"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 28, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 28, 2008, meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met regularly throughout the year and received information that was useful to it in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management, and the appointment of a new Chief Compliance Officer for the Funds. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management and Wells Capital Management about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

The Board considered that effective February 1, 2008, Wells Fargo Bank, N.A. ("Wells Fargo Bank"), an affiliate of Funds Management, entered into a Capital Support Agreement with Funds Trust on behalf of the Prime Investment Money

                  Wells Fargo Advantage Money Market Funds 117


                                Other Information

Market Fund and Heritage Money Market Fund (the "Agreement"). The Agreement establishes the obligation of Wells Fargo Bank to make a capital contribution to a Fund in order to reimburse losses realized from the disposition of a portion of Victoria Finance, LLC, a structured investment vehicle held in the Prime Investment Money Market Fund and Heritage Money Market Fund and to avoid any downgrade in the ratings assigned to either Fund by certain nationally recognized statistical rating organizations.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2007. The Board also considered these results in comparison to the median performance of a universe of relevant funds that was determined by Lipper Inc. ("Lipper") to be similar to the Funds (the "Universe"), as well as to each Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of each Fund was better than, equal to, or not appreciably below, the median performance of each Fund's Universe for all time periods.

The Board received and considered information regarding each Fund's contractual advisory fees, and net operating expense ratio and their various components, including actual management fees, transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the respective median fees of narrower groups of funds that were determined by Lipper to be the most similar to the Funds (the "Peer Group") and to other comparative data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Peer Group. The Board noted that the net operating expense ratios for each Fund were lower than, equal to, or not appreciably higher than, each Fund's Peer Group's median net operating expense ratios.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, equal to, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided.

The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY

The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Board also considered related information provided by Funds Management in a separate presentation on financial matters made at the February 2008 board meeting. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

                  118 Wells Fargo Advantage Money Market Funds


                                Other Information

The Board did not consider separate profitability information with respect to Wells Capital Management, as its profitability from its relationships with the Funds was not a material factor in determining whether to renew the agreement.

ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Board also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the February 2008 board meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, and for the Funds with Advisory Agreement Rate breakpoints, most particularly through such breakpoints and waivers/caps and/or expense reimbursements.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels.

As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

                  Wells Fargo Advantage Money Market Funds 119


                              List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
HUD     -- Housing & Urban Development
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Corporation
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

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

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

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

(LOGO) Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at WWW.WELLSFARGO.COM/ADVANTAGEDELIVERY

(WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRAI/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(C) 2008 Wells Fargo Funds Management, LLC. All rights reserved.

                       www.wellsfargo.com/advantagefunds

                                                                    112049 10-08
                                                             SMMINS/SAR116 08-08

                                              [WELLS FARGO ADVANTAGE FUNDS LOGO]

[LOGO]

Sign up for electronic delivery of prospectuses and shareholder reports at WWW.WELLSFARGO.COM/ADVANTAGEDELIVERY

[PICTURE]

    Semi-Annual Report
    August 31, 2008

    WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM)

                                                     REDUCE CLUTTER. SAVE TREES.

      Sign up for electronic delivery of prospectuses and shareholder reports at WWW.WELLSFARGO.COM/ADVANTAGEDELIVERY

Contents

LETTER TO SHAREHOLDERS ..................................................      2
PERFORMANCE HIGHLIGHTS
Overland Express Sweep Fund .............................................      4

FUND EXPENSES ...........................................................      6

PORTFOLIO OF INVESTMENTS
Overland Express Sweep Fund .............................................      7

FINANCIAL STATEMENTS
Statement of Assets and Liabilities .....................................     12
Statement of Operations .................................................     13
Statements of Changes in Net Assets .....................................     14
Financial Highlights ....................................................     16

NOTES TO FINANCIAL STATEMENTS ...........................................     18

OTHER INFORMATION .......................................................     22

LIST OF ABBREVIATIONS ...................................................     27

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

[WELLS FARGO ADVANTAGE FUNDS LOGO] WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO
      INVESTMENT HISTORY

1971  Introduced one of the first institutional index funds.

1978 One of the first firms to apply asset allocation theory to investment portfolio management.

1985 One of the first firms to create a three-way asset allocation fund that "tilts" investments toward portions of the market that our proprietary models indicate will perform better.

1994 Introduced target date funds that automatically reallocate the asset mix over specific time horizons.

1997 Wells Fargo launched the WealthBuilder Portfolios, a unique "fund of funds" that uses flexible asset allocation strategies to shift assets.

1999 Reorganized the NORWEST ADVANTAGE FUNDS(R) and STAGECOACH FUNDS(R) into the WELLS FARGO FUNDS(R).

2003 Expanded fixed-income, small cap, and emerging markets lineup from Montgomery Asset Management, LLC.

2004 Added additional large cap and mid cap funds to the lineup by adopting the Cooke & Bieler value funds.

2005 Wells Fargo Funds merged with strong funds to become WELLS FARGO ADVANTAGE FUNDS, forming a fund family of over 120 funds and placing it among the top 20 mutual fund families in the United States.

2006 Enhanced and renamed the WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) to the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), which seek to replicate returns of the appropriate Dow Jones Target Date Indexes, the first life cycle indexes in the investment industry.

Integrity. Expertise. Solutions.
--------------------------------------------------------------------------------

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, Wells Fargo Advantage Funds continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. Wells Fargo Advantage Funds provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 100 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.

Not part of the semi-annual report.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $150 BILLION IN ASSETS UNDER MANAGEMENT, AS OF AUGUST 31, 2008.

EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Asia Pacific Fund                                 Equity Value Fund                           Mid Cap Growth Fund
C&B Large Cap Value Fund                          Growth Fund                                 Opportunity Fund
C&B Mid Cap Value Fund                            Growth Equity Fund                          Small Cap Disciplined Fund
Capital Growth Fund                               Index Fund                                  Small Cap Growth Fund
Common Stock Fund                                 International Core Fund                     Small Cap Opportunities Fund
Discovery Fund                                    International Equity Fund                   Small Cap Value Fund
Diversified Equity Fund                           International Value Fund                    Small Company Growth Fund
Diversified Small Cap Fund                        Large Cap Appreciation Fund                 Small Company Value Fund
Emerging Growth Fund                              Large Cap Growth Fund                       Small/Mid Cap Value Fund
Emerging Markets Equity Fund                      Large Company Core Fund                     Specialized Financial Services Fund
Endeavor Select Fund                              Large Company Growth Fund                   Specialized Technology Fund
Enterprise Fund                                   Large Company Value Fund                    Strategic Small Cap Value Fund
Equity Income Fund                                Mid Cap Disciplined Fund                    U.S. Value Fund

BOND FUNDS
------------------------------------------------------------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund             Inflation-Protected Bond Fund               Short-Term Municipal Bond Fund
California Tax-Free Fund                          Intermediate Tax-Free Fund                  Stable Income Fund
Colorado Tax-Free Fund                            Minnesota Tax-Free Fund                     Strategic Income Fund
Diversified Bond Fund                             Municipal Bond Fund                         Total Return Bond Fund
Government Securities Fund(1)                     Short Duration Government Bond Fund(1)      Ultra Short-Term Income Fund
High Income Fund                                  Short-Term Bond Fund                        Ultra Short-Term Municipal Income Fund
Income Plus Fund                                  Short-Term High Yield Bond Fund             Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Allocation Fund                        WealthBuilder Growth Allocation Portfolio   Target 2020 Fund(2)
Asset Allocation Fund                             WealthBuilder Growth Balanced Portfolio     Target 2025 Fund(2)
Conservative Allocation Fund                      WealthBuilder Moderate Balanced Portfolio   Target 2030 Fund(2)
Growth Balanced Fund                              WealthBuilder Tactical Equity Portfolio     Target 2035 Fund(2)
Moderate Balanced Fund                            Target Today Fund(2)                        Target 2040 Fund(2)
WealthBuilder Conservative Allocation Portfolio   Target 2010 Fund(2)                         Target 2045 Fund(2)
WealthBuilder Equity Portfolio                    Target 2015 Fund(2)                         Target 2050 Fund(2)

MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
100% Treasury Money Market Fund(1)                Heritage Money Market Fund                  National Tax-Free Money Market Fund
California Tax-Free Money Market Fund             Minnesota Money Market Fund                 National Tax-Free Money Market Trust
California Tax-Free Money Market Trust            Money Market Fund                           Overland Express Sweep Fund
Cash Investment Money Market Fund                 Money Market Trust                          Prime Investment Money Market Fund
Government Money Market Fund(1)                   Municipal Money Market Fund                 Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)
------------------------------------------------------------------------------------------------------------------------------------
VT Asset Allocation Fund                          VT International Core Fund                  VT Opportunity Fund
VT C&B Large Cap Value Fund                       VT Large Company Core Fund                  VT Small Cap Growth Fund
VT Discovery Fund                                 VT Large Company Growth Fund                VT Small/Mid Cap Value Fund
VT Equity Income Fund                             VT Money Market Fund                        VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

----------

(1) The U.S. Government guarantee applies to certain of the underlying securities and not to shares of the Fund.

(2) The full name of this Fund series is the Wells Fargo Advantage Dow Jones Target Date Funds(SM).

(3) The Variable Trust Funds are generally available only through insurance company variable contracts.

Not part of the semi-annual report.

2  Wells Fargo Advantage Overland Express Sweep Fund     Letter to Shareholders

[PHOTO OF KARLA M. RABUSCH]

Karla M. Rabusch,
President
Wells Fargo Advantage Funds

      WORRIES ABOUT THE CREDIT MARKET DETERIORATION RESUMED IN THE SUMMER, AND INVESTORS AGAIN SOUGHT SAFETY BY MOVING THEIR ASSETS INTO GOVERNMENT DEBT AND AAA-RATED MONEY MARKET FUNDS.

      GIVEN RECENT MARKET CONDITIONS, WE BELIEVE THAT IT IS IMPORTANT TO STAY VIGILANT TOWARD REDUCING CREDIT RISK WHILE GENERATING COMPETITIVE LEVELS OF DAILY YIELD.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Money Market Funds for the six-month period that ended August 31, 2008. The economy continued to struggle under the heaviness of slower growth, high energy prices, a continuing correction in the housing market, and tighter lending practices that presented financial challenges to businesses, consumers, and government entities.

THE LAST SIX MONTHS HAVE BEEN FAR MORE EVENTFUL THAN USUAL IN FIXED-INCOME MARKETS, BOTH FROM A VOLATILITY STANDPOINT AS WELL AS FROM AN ECONOMIC PERSPECTIVE.

The credit crunch that began in the summer of 2007 resurfaced repeatedly throughout the first eight months of 2008. Yields on corporate bonds and structured products rose relative to comparable U.S. Treasuries as investors sought safety in an uncertain environment. This flight to quality deepened throughout the first quarter of 2008 before the markets enjoyed a temporary respite in April and May 2008. Worries about the credit market deterioration resumed in the summer, and investors again sought safety by moving their assets into government debt and AAA-rated money market funds.

The credit crunch continued to spur a broad deleveraging of financial risk over the last six months. Early in the year, money market yields fluctuated dramatically in response to strong policy interventions by the Fed. Interest rates were cut by 125 basis points in January (100 basis points equals 1.00%), followed by subsequent cuts of 75 basis points in March and 25 basis points in April. As a result, money market yields declined sharply. These declines persisted until around the middle of the second quarter, when the interest rate environment stabilized. The Fed stopped cutting rates and paused at 2.00%, which provided a firmer yield environment for money market funds.

MANAGING RISK IN THE SHORT-TERM CREDIT MARKETS

The Wells Fargo Advantage Money Market Funds continued to provide competitive yields while maintaining liquidity. Given recent market conditions, we believe that it is important to stay vigilant toward reducing credit risk while generating competitive levels of daily yield. In our view, it is more important to thoroughly manage risk than to stretch for additional yield. Consequently, our team continues to focus on holding the highest-quality credits for our Funds while minimizing undue exposure to interest rate risk. We have recently favored a strategy of maintaining a lower weighted-average maturity to provide better liquidity management and to reduce risk in individual credits. We will likely continue with this strategy over the upcoming months and for as long as credit market conditions continue to be uncertain. We will pursue strategies that best uphold our primary objectives of providing competitive cash-equivalent yields while seeking to protect capital and to provide liquidity.

Letter to Shareholders     Wells Fargo Advantage Overland Express Sweep Fund  3

MANY VARIABLES ARE AT WORK IN THE MARKET.

Inflation continues to be a potential risk, and the full effect of the struggling subprime mortgage market is still unknown. Fluctuating energy prices and ongoing geopolitical tension continues to put pressure on consumers and businesses alike. Experience tells us that strict adherence to time-tested strategies has its rewards. As a whole, Wells Fargo Advantage Funds represent investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or call us directly at 1-800-222-8222.

Sincerely,

/s/ Karla M. Rabusch
---------------------------
Karla M. Rabusch
President
Wells Fargo Advantage Funds

4  Wells Fargo Advantage Overland Express Sweep Fund     Performance Highlights

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

INVESTMENT OBJECTIVE

The Wells Fargo Advantage Overland Express Sweep Fund (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

October 1, 1991

PORTFOLIO COMPOSITION(1)
(AS OF AUGUST 31, 2008)

                                  [PIE CHART]

Certificates of Deposits                                 (8)%
Municipal Bonds                                          (1)%
Federal Agency Notes                                     (1)%
Commercial Paper                                        (50)%
Time Deposits                                           (11)%
Repurchase Agreements                                    (8)%
Floating/Variable Rate Notes                            (21)%

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2008)

                                  [PIE CHART]

90-179 Days                                              (7)%
60-89 Days                                               (8)%
30-59 Days                                              (11)%
15-29 Days                                              (14)%
2-14 Days                                               (58)%
180-269 Days                                             (2)%

----------
(1)   Portfolio composition and maturity distribution are subject to change.

Performance Highlights     Wells Fargo Advantage Overland Express Sweep Fund  5

                   WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2008)

                                  6-Month*       1-Year    5-Year     10-Year
                                  -------        ------    ------     --------
OVERLAND EXPRESS SWEEP FUND       0.88           2.83      2.48       2.72

*     Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF AUGUST 31, 2008)
-----------------------
7-Day Current Yield                1.55%

7-Day Compound Yield               1.56%

30-Day Simple Yield                1.52%

30-Day Compound Yield              1.53%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Funds' Web site - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund's current prospectus.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

----------
(2) The investment adviser has committed through June 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 1.53%.

6  Wells Fargo Advantage Overland Express Sweep Fund              Fund Expenses

As a shareholder of the Fund, you incur two types of costs:(1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from March 1, 2008 to August 31, 2008.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                          Beginning           Ending          Expenses
                                                        Account Value      Account Value     Paid During         Net Annual
WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND        03-01-2008          08-31-2008       Period(1)         Expense Ratio
-------------------------------------------------       -------------      -------------     -----------        -------------
Actual                                                   $  1,000.00        $  1,008.80        $  5.45              1.08%
Hypothetical (5% return before expenses)                 $  1,000.00        $  1,019.71        $  5.48              1.08%

----------
(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments--August 31, 2008 (Unaudited)           Wells Fargo Advantage Overland Express Sweep Fund 7

OVERLAND EXPRESS SWEEP FUND

     PRINCIPAL  SECURITY NAME                                         INTEREST RATE     MATURITY DATE          VALUE
--------------  -------------------------------------------------     -------------     -------------      --------------
AGENCY NOTES - INTEREST BEARING: 0.79%

$    5,000,000  FHLB+/-                                                   2.49%           01/28/2009       $    5,000,000
     6,000,000  FHLB+/-                                                   2.49            01/30/2009            6,000,000

TOTAL AGENCY NOTES - INTEREST BEARING (COST $11,000,000)                                                       11,000,000
                                                                                                           --------------
CERTIFICATES OF DEPOSIT: 7.58%
    10,000,000  ABN-AMRO Bank NV (London)+/-                              2.85            09/10/2008           10,000,000
     5,000,000  ABN-AMRO Bank NV (New York)+/-                            3.01            10/24/2008            5,002,026
     2,000,000  Banco Bilboa Vizcaya Argentina (New York)+/-              2.70            09/04/2008            2,000,003
    23,000,000  Bank of Scotland plc (New York)+/-                        3.22            08/14/2009           23,000,000
     5,000,000  Barclays Bank plc (New York)+/-                           2.97            02/27/2009            5,000,000
    10,000,000  Barclays Bank plc (New York)+/-                           3.00            04/20/2009           10,000,000
    14,000,000  BNP Paribas (New York)+/-                                 3.12            02/20/2009           14,000,000
     3,000,000  Calyon (New York)+/-                                      2.70            09/04/2008            3,000,005
     6,500,000  Natixis (New York)+/-                                     2.92            12/01/2008            6,500,000
     2,000,000  Natixis (New York)+/- ss                                  2.99            04/01/2010            2,000,000
    20,000,000  UniCredito Italiano (New York)+/-                         3.00            12/08/2008           20,000,000
     5,000,000  US Bank National Association+/-                           2.86            04/20/2009            5,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $105,502,034)                                                             105,502,034
                                                                                                           --------------
COMMERCIAL PAPER: 49.31%
     2,000,000  Alpine Securitization~++                                  2.47            09/25/2008            1,996,844
     2,000,000  Amstel Funding Corporation~++                             2.70            09/03/2008            1,999,850
     3,000,000  Amstel Funding Corporation~++                             2.73            09/09/2008            2,998,408
     3,000,000  Amstel Funding Corporation~++                             2.75            09/12/2008            2,997,708
    30,000,000  Amstel Funding Corporation~++                             2.73            09/22/2008           29,954,500
     6,000,000  ANZ National International Limited~++                     3.04            04/20/2009            5,883,467
     3,000,000  Apreco LLC~++                                             2.69            09/03/2008            2,999,776
    10,000,000  ASB Finance Limited (London)~++                           2.75            09/05/2008            9,997,708
     7,000,000  ASB Finance Limited (London)~++                           3.01            05/07/2009            6,855,436
     1,000,000  Beagle Funding LLC~++                                     2.85            09/15/2008              998,971
     4,000,000  Belmont Funding LLC~++                                    2.75            09/04/2008            3,999,389
    17,300,000  Belmont Funding LLC~++                                    2.75            09/19/2008           17,277,534
     4,000,000  Belmont Funding LLC~++                                    2.75            09/25/2008            3,992,972
     2,000,000  BNZ International Funding Limited~++                      2.70            10/06/2008            1,994,900
    11,000,000  Bryant Park Funding LLC~++                                2.66            09/03/2008           10,999,187
    13,000,000  CAFCO LLC~++                                              2.72            09/09/2008           12,993,124
     4,250,000  Caisse Nationale des Caisses d'Epargne et de
                Prevoyance~++                                             2.71            09/12/2008            4,246,801
     5,000,000  Caisse Nationale des Caisses d'Epargne et de
                Prevoyance~++                                             2.97            10/21/2008            4,979,788
     4,300,000  Cancara Asset Security LLC~++                             2.54            09/10/2008            4,297,573
     4,100,000  Cancara Asset Security LLC~++                             2.54            09/18/2008            4,095,372
     2,000,000  Chariot Funding LLC~++                                    2.35            09/05/2008            1,999,608
    10,000,000  Charta LLC~++                                             2.50            09/02/2008           10,000,000
     3,000,000  Charta LLC~++                                             2.60            09/02/2008            3,000,000
     2,000,000  Charta LLC~++                                             2.68            09/03/2008            1,999,851
    10,000,000  Charta LLC~++                                             2.83            10/08/2008            9,971,700
       700,000  Charta LLC~++                                             2.70            10/20/2008              697,480
     1,000,000  Ciesco LLC~++                                             2.68            09/03/2008              999,926
     3,000,000  Citibank Omni Master Trust~++                             2.75            09/19/2008            2,996,104
     3,000,000  Citibank Omni Master Trust~++                             2.98            10/23/2008            2,987,335
    17,000,000  Citibank Omni Master Trust~++                             3.08            12/10/2008           16,856,010
    11,000,000  Clipper Receivables Company LLC~++                        2.57            09/02/2008           11,000,000
    10,400,000  Clipper Receivables Company LLC~++                        2.57            09/03/2008           10,399,258
     2,000,000  Clipper Receivables Company LLC~++                        2.55            09/04/2008            1,999,717
     5,000,000  Ebbets Funding LLC~++                                     2.70            09/04/2008            4,999,250
     4,000,000  Ebbets Funding LLC~++                                     2.70            09/15/2008            3,996,100

8  Wells Fargo Advantage Overland Express Sweep Fund        Portfolio of Investments--August 31, 2008 (Unaudited)

OVERLAND EXPRESS SWEEP FUND

     PRINCIPAL  SECURITY NAME                                         INTEREST RATE     MATURITY DATE           VALUE
--------------  -------------------------------------------------     -------------     -------------      --------------
COMMERCIAL PAPER (continued)
$    4,000,000  Ebbets Funding LLC~++                                     2.70%           09/18/2008       $    3,995,200
     8,000,000  Elysian Funding LLC~++                                    2.60            09/05/2008            7,998,267
     2,000,000  Enterprise Funding LLC~++                                 2.49            09/08/2008            1,999,170
     2,600,000  Erasmus Capital Corporation~++                            2.60            09/09/2008            2,598,686
     3,000,000  Eureka Securitization~++                                  2.72            09/09/2008            2,998,413
     2,000,000  Eureka Securitization~++                                  2.62            09/16/2008            1,997,966
    11,000,000  Fairway Finance Corporation~++                            2.51            09/18/2008           10,987,729
    30,000,000  Falcon Asset Securities Company LLC~++                    2.48            09/11/2008           29,981,400
     4,000,000  Fortis Funding LLC~++                                     2.52            09/12/2008            3,997,200
     7,000,000  Fortis Funding LLC~++                                     2.67            10/07/2008            6,981,863
     2,000,000  Foxboro Funding Limited+/-                                3.36            02/06/2009            2,000,000
    10,000,000  Galleon Capital LLC~++                                    2.60            09/02/2008           10,000,000
     5,600,000  Galleon Capital LLC~++                                    2.60            09/03/2008            5,599,596
     6,500,000  Galleon Capital LLC~++                                    2.57            09/04/2008            6,499,072
     5,000,000  Galleon Capital LLC~++                                    2.58            09/05/2008            4,998,925
     7,000,000  Gemini Securitization Corporation LLC~++                  2.57            09/03/2008            6,999,500
     6,000,000  Gemini Securitization Corporation LLC~++                  2.68            09/04/2008            5,999,107
     3,000,000  Gemini Securitization Corporation LLC~++                  2.70            09/04/2008            2,999,550
     2,000,000  Gemini Securitization Corporation LLC~++                  2.70            09/05/2008            1,999,550
    13,000,000  Gemini Securitization Corporation LLC~++                  2.79            12/02/2008           12,908,318
     2,000,000  Irish Life & Permanent~++                                 2.54            09/05/2008            1,999,577
     4,000,000  KBC Finance Production International Limited~++           2.72            09/17/2008            3,995,467
     2,000,000  Liberty Street Funding LLC~++                             2.62            09/02/2008            2,000,000
     1,600,000  Liberty Street Funding LLC~++                             2.58            09/09/2008            1,599,197
     4,000,000  Liberty Street Funding LLC~++                             2.75            10/29/2008            3,982,583
    10,350,000  Liberty Street Funding LLC~++                             2.87            12/01/2008           10,275,739
    20,000,000  Mazarin Funding Corporation~++                            2.60            09/02/2008           20,000,000
     4,000,000  Mazarin Funding Corporation~++                            2.62            09/09/2008            3,997,962
    20,000,000  MetLife Short Term Funding LLC~++                         2.65            10/01/2008           19,957,306
    19,000,000  MetLife Short Term Funding LLC~++                         2.93            12/09/2008           18,848,454
     2,300,000  Mont Blanc Capital Corporation~++                         2.50            09/03/2008            2,299,840
     7,000,000  Mont Blanc Capital Corporation~++                         2.62            09/04/2008            6,998,981
     1,000,000  Mont Blanc Capital Corporation~++                         2.59            09/18/2008              998,849
     6,000,000  Nationwide Building Society~++                            2.40            09/04/2008            5,999,200
     2,000,000  Nationwide Building Society~++                            2.38            09/05/2008            1,999,603
    10,000,000  Nieuw Amsterdam Receivables Corporation~++                2.60            09/02/2008           10,000,000
     5,500,000  Old Line Funding LLC~++                                   2.50            09/12/2008            5,496,181
    10,000,000  Park Avenue Receivables~++                                2.48            09/05/2008            9,997,933
    10,000,000  Picaros Funding LLC~++                                    2.54            09/04/2008            9,998,589
     1,000,000  Picaros Funding LLC~++                                    2.53            09/15/2008              999,086
     5,000,000  Picaros Funding LLC~++                                    2.71            10/24/2008            4,980,428
     5,000,000  Prudential plc~                                           2.83            10/03/2008            4,987,815
     3,000,000  Regency Markets # 1 LLC~++                                2.50            09/05/2008            2,999,375
     1,900,000  Regency Markets # 1 LLC~++                                2.59            09/11/2008            1,898,770
     1,300,000  Regency Markets # 1 LLC~++                                2.59            09/15/2008            1,298,784
       700,000  Salisbury Receivables Company~++                          2.47            09/04/2008              699,904
     1,100,000  Salisbury Receivables Company~++                          2.52            09/04/2008            1,099,846
    10,000,000  Scaldis Capital LLC~++                                    2.59            09/22/2008            9,985,611
     8,000,000  Scaldis Capital LLC~++                                    2.77            10/27/2008            7,966,144
    10,350,000  Scaldis Capital LLC~++                                    2.78            10/30/2008           10,303,644
     7,750,000  Societe Generale North America~                           2.79            09/02/2008            7,750,000
    10,000,000  Solitaire Funding LLC~++                                  2.55            09/02/2008           10,000,000
     5,000,000  Starbird Funding Corporation~++                           2.70            09/25/2008            4,991,375
     4,000,000  Starbird Funding Corporation~++                           2.80            10/03/2008            3,990,356
     5,000,000  Starbird Funding Corporation~++                           2.95            10/17/2008            4,981,563
    15,500,000  Surrey Funding Corporation~++                             2.65            09/19/2008           15,480,603

Portfolio of Investments--August 31, 2008 (Unaudited)      Wells Fargo Advantage Overland Express Sweep Fund  9

OVERLAND EXPRESS SWEEP FUND

     PRINCIPAL  SECURITY NAME                                         INTEREST RATE     MATURITY DATE           VALUE
--------------  ------------------------------------------------      -------------     -------------      --------------
COMMERCIAL PAPER (continued)
$    2,000,000  Swedbank AB~                                              2.81%           09/08/2008       $    1,999,065
    20,000,000  Swedbank AB~                                              2.74            10/24/2008           19,920,844
    10,000,000  Swedbank AB~                                              2.96            11/25/2008            9,930,933
    10,000,000  Swedbank AB~                                              3.00            11/26/2008            9,929,167
     6,000,000  Thames Asset Global Securitization~++                     2.83            09/08/2008            5,997,170
     2,135,000  Thames Asset Global Securitization~++                     2.57            09/09/2008            2,133,933
     2,600,000  Thames Asset Global Securitization~++                     2.55            09/10/2008            2,598,527
     2,300,000  Thames Asset Global Securitization~++                     2.55            09/15/2008            2,297,882
     5,000,000  Thames Asset Global Securitization~++                     2.85            09/22/2008            4,992,083
     1,000,000  Tulip Funding Corporation~++                              2.40            09/05/2008              999,800
     8,000,000  UniCredito Italiano Bank of Ireland~++                    2.93            11/25/2008            7,945,307
    16,000,000  Variable Funding Capital~++                               2.83            11/25/2008           15,894,344
     9,000,000  Versailles CDS LLC~++                                     2.55            09/05/2008            8,998,088
     5,000,000  Windmill Funding Corporation~++                           2.50            09/02/2008            5,000,000

TOTAL COMMERCIAL PAPER (COST $686,497,067)                                                                    686,497,067
                                                                                                           --------------
CORPORATE BONDS & NOTES: 4.70%
     5,500,000  Allied Irish Banks plc+/-++                               2.47            11/18/2008            5,500,000
     6,000,000  BES Finance  Limited+/-++                                 2.52            03/02/2009            6,000,000
    11,000,000  Florida Hurricane Catastrophe+/-                          2.69            12/12/2008           11,000,000
     4,000,000  Intesa Bank (Ireland) plc+/-++                            2.49            03/25/2009            4,000,000
    15,000,000  Irish Life & Permanent plc+/-++                           2.50            03/20/2009           15,000,000
     1,940,000  Morgan Stanley+/-                                         2.19            09/15/2008            1,939,624
    15,000,000  Nationwide Building Society+/-++                          2.52            01/06/2009           15,000,000
     7,000,000  Wachovia Bank NA+/-                                       3.00            05/01/2009            7,000,000

TOTAL CORPORATE BONDS & NOTES (COST $65,439,624)                                                               65,439,624
                                                                                                           --------------
EXTENDABLE BONDS: 7.26%
    18,800,000  Bank of Ireland+/-++                                      3.05            09/02/2009           18,800,000
     6,000,000  BASF Finance Europe NV+/-++                               2.80            09/18/2009            6,000,000
     7,000,000  Caisse Nationale des Caisses d'Epargne et de
                 Prevoyance+/-++                                          2.77            09/10/2009            7,000,000
     3,000,000  Commonwealth Bank (Australia)+/-++                        2.99            08/03/2009            3,000,000
     5,000,000  Deutsche Bank+/-                                          3.00            08/04/2009            5,000,000
    15,000,000  General Electric Capital Corporation+/-                   2.48            09/09/2009           15,000,000
     6,000,000  HSBC USA Incorporated+/-                                  3.19            08/14/2009            6,000,000
     7,000,000  IBM International Group Capital+/-++                      3.03            09/25/2009            7,000,000
    10,000,000  ING USA Global Funding+/-                                 3.14            09/18/2009           10,000,000
    15,300,000  Rabobank Nederland+/-++                                   2.99            09/09/2009           15,300,000
     8,000,000  Svenska Handelsbanken AB+/-++                             3.15            08/25/2009            8,000,000

TOTAL EXTENDABLE BONDS (COST $101,100,000)                                                                    101,100,000
                                                                                                           --------------
MEDIUM TERM NOTES: 6.57%
     5,000,000  Merrill Lynch & Company+/-                                2.61            03/18/2009            5,000,000
     7,000,000  Merrill Lynch & Company+/-                                2.61            03/24/2009            7,000,000
    15,000,000  Morgan Stanley+/-                                         2.14            10/31/2008           15,000,000
    15,000,000  Nordea Bank AB+/-++                                       2.48            09/10/2008           15,000,000
    15,000,000  Northern Rock plc+/-++                                    2.77            10/08/2008           15,000,000
    15,000,000  Northern Rock plc+/-++                                    2.53            10/31/2008           15,000,000
     6,500,000  Premium Asset Trust Series 04-10+/-++                     2.55            12/12/2008            6,500,000
     5,000,000  Royal Bank of Scotland Group plc+/-++                     2.96            09/18/2008            5,000,000
     6,000,000  Totta Ireland plc+/-++                                    2.47            09/05/2008            6,000,000
     2,000,000  Toyota Motor Credit Corporation+/-                        2.51            02/03/2009            2,000,000

TOTAL MEDIUM TERM NOTES (COST $91,500,000)                                                                     91,500,000
                                                                                                           --------------

10  Wells Fargo Advantage Overland Express Sweep Fund     Portfolio of Investments--August 31, 2008 (Unaudited)

OVERLAND EXPRESS SWEEP FUND

     PRINCIPAL  SECURITY NAME                                                     INTEREST RATE    MATURITY DATE         VALUE
--------------  -----------------------------------------------------             -------------    -------------     -------------
MUNICIPAL BONDS & NOTES: 1.48%
$    1,300,000  Alachua County FL Oak Hammock University of
                Florida Project Series A
                (HCFR, BNP Paribas LOC)+/- ss                                           2.45%         10/01/2032      $   1,300,000
     2,000,000  Colorado Housing & Finance Authority Taxable
                Multifamily Project B II
                (Housing Revenue, FNMA Insured)+/- ss                                   3.00          05/01/2049          2,000,000
     7,300,000  Johnson City TN Health & Educational Facilities
                 Series B (Educational Facilities
                Revenue, Regions Bank)+/- ss                                            2.55          07/01/2033          7,300,000
     6,975,000  Mississippi State Taxable Nissan Project A
                (GO Unlimited, Bank of America NA LOC)+/- ss                            2.62          11/01/2028          6,974,676
     2,000,000  New York State Housing Finance Agency Taxable
                600 West 42nd B (Other Revenue,
                Bank of New York LOC)+/- ss                                             2.57          11/01/2041          2,000,000
     1,000,000  Ohio State HFA Residential Management Taxable
                Series I (Housing Revenue, GNMA)+/- ss                                  2.70          09/01/2039          1,000,000

TOTAL MUNICIPAL BONDS & NOTES (COST $20,574,676)                                                                         20,574,676
                                                                                                                      -------------
REPURCHASE AGREEMENTS: 8.62%
       997,898  Barclays Capital Incorporated - 102% Collateralized
                By US Government Securities (Maturity Value $998,135)                   2.14          09/02/2008            997,898
    13,000,000  Citigroup Global Markets - 102% Collateralized By US
                Government Securities (Maturity Value $13,003,207)                      2.22          09/02/2008         13,000,000
    33,000,000  Credit Suisse First Boston Corporation - 102%
                Collateralized By US Government
                Securities (Maturity Value $33,008,067)                                 2.20          09/02/2008         33,000,000
    14,000,000  Deutsche Bank Securities - 102% Collateralized
                By US Government Securities
                (Maturity Value $14,003,391)                                            2.18          09/02/2008         14,000,000
    14,000,000  JPMorgan Securities - 102% Collateralized By US
                 Government Securities
                (Maturity Value $14,003,422)                                            2.20          09/02/2008         14,000,000
    29,000,000  Lehman Brothers Commercial - 102% Collateralized
                By US Government Securities
                (Maturity Value $29,008,056)                                            2.50          09/02/2008         29,000,000
    16,000,000  Merrill Pierce Fenner & Smith - 102% Collateralized
                By US Government Securities
                (Maturity Value $16,003,911)                                            2.20          09/02/2008         16,000,000

TOTAL REPURCHASE AGREEMENTS (COST $119,997,898)                                                                         119,997,898
                                                                                                                      -------------
SECURED MASTER NOTE AGREEMENT: 3.86%
    25,763,000  Bank of America Securities LLC+/-ss(e)                                  2.26                             25,763,000
    27,971,000  Citigroup Global Markets Incorporated+/-ss(e)                           2.25                             27,971,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST $53,734,000)                                                                   53,734,000
                                                                                                                      -------------
TIME DEPOSITS: 11.35%
    23,000,000  Allied Irish Banks  plc                                                 2.15          09/02/2008         23,000,000
    23,000,000  Banco Bilbao Vizcaya Argentina SA                                       2.20          09/02/2008         23,000,000
    17,000,000  Bank of Ireland                                                         2.23          09/02/2008         17,000,000
    11,000,000  BNP Paribas Paris                                                       2.15          09/02/2008         11,000,000
    23,000,000  Danske Bank AS Copenhagen                                               2.15          09/02/2008         23,000,000
    23,000,000  Dexia Credit Local de  France                                           2.18          09/02/2008         23,000,000
    15,000,000  KBC Bank NV Brussels                                                    1.88          09/02/2008         15,000,000
    23,000,000  Societe Generale Paris                                                  2.18          09/02/2008         23,000,000

TOTAL TIME DEPOSITS (COST $158,000,000)                                                                                 158,000,000
                                                                                                                      -------------

Portfolio of Investments--August 31, 2008 (Unaudited)    Wells Fargo Advantage Overland Express Sweep Fund 11

OVERLAND EXPRESS SWEEP FUND

                                                          VALUE
                                                     ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,413,345,299)*                   101.52%     $  1,413,345,299

Other Assets and Liabilities, Net         (1.52)          (21,101,685)
                                        -------      ----------------
TOTAL NET ASSETS                         100.00%     $  1,392,243,614
                                        -------      ----------------

----------
+/-       Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

~         Zero coupon bond. Interest rate presented is yield to maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(e)       The security is a private placement with no stated maturity date.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

12  Wells Fargo Advantage Overland Express Sweep Fund        Statements of Assets and Liabilities--August 31, 2008 (Unaudited)

ASSETS
   Investments
     In securities, at market value ................................     $  1,413,345,299
                                                                         ----------------
   Total investments at market value (see cost below) ..............        1,413,345,299
                                                                         ----------------
   Cash ............................................................               50,000
   Receivables for dividends and interest ..........................            1,426,111
                                                                         ----------------
Total assets .......................................................        1,414,821,410
                                                                         ----------------
LIABILITIES
   Payable for investments purchased ...............................           20,000,000
   Dividends payable ...............................................            1,129,465
   Payable to investment advisor and affiliates (Note 3) ...........              995,093
   Accrued expenses and other liabilities ..........................              453,238
                                                                         ----------------
Total liabilities ..................................................           22,577,796
                                                                         ----------------
TOTAL NET ASSETS ...................................................     $  1,392,243,614
                                                                         ================
NET ASSETS CONSIST OF
   Paid-in capital .................................................     $  1,392,356,300
   Undistributed net realized gain (loss) on investments ...........             (112,686)
                                                                         ----------------
TOTAL NET ASSETS ...................................................     $  1,392,243,614
                                                                         ================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets ......................................................     $  1,392,243,614
   Shares outstanding ..............................................        1,392,381,214
   Net asset value and offering price per share ....................     $           1.00
                                                                         ----------------
Investments at cost ................................................     $  1,413,345,299
                                                                         ----------------

----------
(1)     Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Six Months Ended August 31, 2008 (Unaudited)  Wells Fargo Advantage Overland Express Sweep Fund 13


INVESTMENT INCOME
   Interest ......................................................................       $ 19,248,319
                                                                                         ------------
Total investment income ..........................................................         19,248,319
                                                                                         ------------
EXPENSES
   Advisory fees .................................................................          2,015,419
   Administration fees ...........................................................          1,851,389
   Custody fees ..................................................................            137,460
   Shareholder servicing fees (Note 3) ...........................................          1,718,251
   Accounting fees ...............................................................              1,849
   Distribution fees (Note 3) ....................................................          1,718,251
   Professional fees .............................................................                949
   Shareholder reports ...........................................................                100
   Trustees' fees ................................................................              4,323
   Other fees and expenses .......................................................                 75
                                                                                         ------------
Total expenses ...................................................................          7,448,066
                                                                                         ------------
LESS
   Waived fees and reimbursed expenses (Note 3) ..................................            (25,175)
   Net expenses ..................................................................          7,422,891
                                                                                         ------------
Net investment income (loss) .....................................................         11,825,428
                                                                                         ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities ....................................................................           (119,418)
                                                                                         ------------
Net realized gain and loss from investments ......................................           (119,418)
                                                                                         ------------
Net realized and unrealized gain (loss) on investments ...........................           (119,418)
                                                                                         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................       $ 11,706,010
                                                                                         ============

The accompanying notes are an integral part of these financial statements.

14 Wells Fargo Advantage Overland Express Sweep Fund   Statements of Changes in Net Assets

                                                                               For the
                                                                           Six Months Ended             For the
                                                                           August 31, 2008            Year Ended
                                                                             (Unaudited)           February 29, 2008
                                                                           ----------------        -----------------
INCREASE (DECREASE) IN NET ASSETS
    Beginning net assets ..........................................        $  1,411,937,302        $   1,052,975,764

OPERATIONS
    Net investment income (loss) ..................................              11,825,428               44,699,646
    Net realized gain (loss) on investments .......................                (119,418)                  16,721
                                                                           ----------------        -----------------
Net increase (decrease) in net assets resulting from operations ...              11,706,010               44,716,367
                                                                           ----------------        -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net investment income .........................................             (11,825,429)             (44,699,645)
    Net realized gain on sales of investments .....................                       0                  (10,151)
                                                                           ----------------        -----------------
Total distributions to shareholders ...............................             (11,825,429)             (44,709,796)
                                                                           ----------------        -----------------

CAPITAL SHARES TRANSACTIONS
    Proceeds from shares sold .....................................           3,144,075,116            5,836,861,168
    Reinvestment of distributions .................................               4,809,560               15,117,954
    Cost of shares redeemed .......................................          (3,168,458,945)          (5,493,024,155)
Net increase (decrease) in net assets resulting from capital share
 transactions .....................................................             (19,574,269)             358,954,967
                                                                           ----------------        -----------------
NET INCREASE (DECREASE) IN NET ASSETS .............................             (19,693,688)             358,961,538
                                                                           ================        =================
ENDING NET ASSETS .................................................        $  1,392,243,614        $   1,411,937,302
                                                                           ================        =================

SHARES ISSUED AND REDEEMED
    Shares sold ...................................................           3,144,075,116            5,836,861,168
    Shares issued in reinvestment of distributions ................               4,809,560               15,117,954
    Shares redeemed ...............................................          (3,168,458,945)          (5,493,024,155)
                                                                           ----------------        -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
 CAPITAL SHARE TRANSACTIONS .......................................             (19,574,269)             358,954,967
                                                                           ================        =================

The accompanying notes are an integral part of these financial statements.

                                          This page is intentionally left blank.

16 Wells Fargo Advantage Overland Express Sweep Fund                                                     Financial Highlights

                                                                      Beginning                  Net Realized    Distributions
                                                                      Net Asset       Net       and Unrealized     from Net
                                                                      Value Per    Investment    Gain (Loss)      Investment
                                                                        Share    Income (Loss)  on Investments      Income
                                                                      ---------  -------------  --------------   -------------
OVERLAND EXPRESS SWEEP FUND
March 1, 2008 to August 31, 2008 (Unaudited) ...................        $ 1.00        0.01            0.00           (0.01)
March 1, 2007 to February 29, 2008 .............................        $ 1.00        0.04            0.00           (0.04)
March 1, 2006 to February 28, 2007 .............................        $ 1.00        0.04            0.00           (0.04)
April 1, 2005 to February 28, 2006(3) ..........................        $ 1.00        0.02            0.00           (0.02)
April 1, 2004 to March 31, 2005 ................................        $ 1.00        0.01            0.00           (0.01)
April 1, 2003 to March 31, 2004 ................................        $ 1.00        0.00            0.00            0.00
April 1, 2002 to March 31, 2003 ................................        $ 1.00        0.01            0.00           (0.01)

---------------
(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3)  The Fund changed its fiscal year-end from March 31 to February 28.

(4)  Amount calculated is less than .005%.

The accompanying notes are an integral part of these financial statements.

Financial Highlights                                                            Wells Fargo Advantage Overland Express Sweep Fund 17

                      Ending               Ratio to Average Net Assets (Annualized)(1)
 Distributions       Net Asset      ----------------------------------------------------------                        Net Assets at
   from Net          Value Per      Net Investment       Gross         Expenses           Net           Total         End of Period
Realized Gains         Share        Income (Loss)       Expenses        Waived         Expenses       Return(2)      (000's omitted)
--------------       ---------      --------------      --------      ----------       --------       ---------      ---------------
     0.00             $ 1.00             0.86%            1.08%         0.00%(4)         1.08%          0.88%          $ 1,392,244
     0.00             $ 1.00             4.09%            1.10%        (0.02)%           1.08%          4.18%          $ 1,411,937
     0.00             $ 1.00             4.04%            1.09%        (0.01)%           1.08%          4.21%          $ 1,052,976
     0.00             $ 1.00             2.62%            1.08%         0.00%(4)         1.08%          2.40%          $ 4,962,681
     0.00             $ 1.00             0.72%            1.17%        (0.10)%           1.07%          0.72%          $ 4,232,638
     0.00             $ 1.00             0.10%            1.35%        (0.28)%           1.07%          0.10%          $ 4,477,980
     0.00             $ 1.00             0.52%            1.25%         0.00%(4)         1.25%          0.52%          $ 5,084,538

18 Wells Fargo Advantage Overland Express Sweep Fund   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at August 31, 2008, was comprised of 98 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Overland Express Sweep Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

The Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The amortized cost method is used to value portfolio securities, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

Investments which are not valued using the method discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

FAIR VALUATION MEASUREMENTS

The Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Notes to Financial Statements                            Wells Fargo Advantage Overland Express Sweep Fund 19

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments in securities:

                                                                                              Total Fair Value
Fund                                               Level 1        Level 2         Level 3     as of 08/31/2008
---------------------------                        -------    ---------------    ---------    ----------------
OVERLAND EXPRESS SWEEP FUND                         $ 0       $ 1,413,345,299       $ 0       $ 1,413,345,299

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at August 31, 2008.

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2008, no provision for income tax would be required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: March 31, 2005; February 28, 2006; February 28, 2007; February 29, 2008) are subject to examination by the Internal Revenue Service and state departments of revenue.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC ("Funds Management"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles, or "SIVs". SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of August 31, 2008, the Fund did not have any investments in SIV's.

20  Wells Fargo Advantage Overland Express Sweep Fund              Notes to Financial Statements

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates

                                                              Fees (% of                                                Fees (% of
                                        Average Daily       Average Daily                         Average Daily       Average Daily
Fund                                     Net Assets          Net Assets)        Subadviser          Net Assets         Net Assets)
---------------------------           ----------------      -------------      -------------     ----------------     -------------
OVERLAND EXPRESS SWEEP FUND           First $1 billion          0.300          Wells Capital     First $1 billion         0.050
                                       Next $4 billion          0.275           Management        Next $2 billion         0.030
                                       Over $5 billion          0.250          Incorporated       Next $3 billion         0.020
                                                                                                  Over $6 billion         0.010

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                           Administration Fees
                                       Average Daily         (% of Average
                                         Net Assets         Daily Net Assets)
                                     -----------------     -------------------
OVERLAND EXPRESS SWEEP FUND          First $5 billion              0.27
                                      Next $5 billion              0.26
                                     Over $10 billion              0.25

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                       % of Average
Fund                                 Daily Net Assets
----                                 ----------------
OVERLAND EXPRESS SWEEP FUND                0.02

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                       % of Average
Fund                                 Daily Net Assets
----                                 ----------------
OVERLAND EXPRESS SWEEP FUND                0.25

For the six-month period ended August 31, 2008, shareholder servicing fees paid by the Fund are disclosed on the Statement of Operations.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Fund and paid to Wells Fargo Funds Distributor, LLC at an annual rate of up to 0.25% of average daily net assets.

For the six-month period ended August 31, 2008, distribution fees incurred are disclosed on the Statement of Operations.

Notes to Financial Statements   Wells Fargo Advantage Overland Express Sweep Fund 21

OTHER FEES

PNC, Inc. ("PNC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PNC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six-month period ended August 31, 2008, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. Funds Management has contractually committed through June 30, 2009 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Net operating expense ratio during the period was as follows:

                                     Net Operating
Fund                                 Expense Ratio
----                                 -------------
OVERLAND EXPRESS SWEEP FUND              1.08%

4. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards 161 ("FAS 161"), Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133." FAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of August 31, 2008, Management is continuing to evaluate the impact, if any, that adoption of FAS 161 may have on the financial statements.

5. SUBSEQUENT EVENT

On October 3, 2008, the Board of Trustees of Wells Fargo Funds Trust (the "Board") unanimously approved the participation of the Wells Fargo Advantage Money Market Funds (the "Funds'") in the initial term of the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Board also unanimously approved a change to each Fund's Amended and Restated Fee and Expense Agreement to exclude "extraordinary expenses" from the types of operating expenses that may not exceed the capped operating expense ratio of the Fund.

The Program applies only to shareholders of record of each Fund as of September 19, 2008 who continuously maintain an account balance with the Fund since that date. Subject to certain conditions and limitations, in the event that the market-based net asset value per share of a Fund falls below $0.995 and the Fund liquidates its holdings, any shares held by an investor in the Fund as of the close of business on September 19, 2008, or held by the investor when the market-based net asset value per share of the Fund falls below $0.995, whichever is less, are insured against loss under the Program. Shares acquired by investors after September 19, 2008 are generally not eligible for protection under the Program.

Participation in the initial three months of the Program (through December 18, 2008) requires a payment to the Treasury in the amount of either 0.01% or 0.015%, depending upon the market-based net asset value of a Fund as of September 19, 2008 (the "Program Participation Payment"). The Board has determined that the Program Participation Payment is an extraordinary expense that will be borne by each Fund without regard to the expense cap currently in effect for such Fund.

The Secretary of the Treasury may extend the Program beyond its initial three month term through the close of business on September 18, 2009. If the Program is extended, the Board will consider whether each Fund should continue to participate.

22  Wells Fargo Advantage Overland Express Sweep Fund                           Other Information

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except Money Market Funds, are publicly available on the Funds'Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis and for Money Market Funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 133 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco,
CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                    Position Held and
Name and Age        Length of Service(2)       Principal Occupations During Past Five Years                      Other Directorships
------------------  -------------------------  ----------------------------------------------------------------  -------------------
Thomas S. Goho      Trustee, since 1987        Co-Director for the Calloway School of Stephens University of     None
66                                             Wake Forest University. Prior thereto, the Thomas Goho Chair of
                                               Finance of Wake Forest University, Calloway School of Business
                                               and Accountancy, from 2006-2007 and Associate Professor of
                                               Finance from 1999-2005.

Peter G. Gordon     Trustee, since 1998;       Chairman, CEO and Co-Founder of Crystal Geyser Water Company and  None
65                  Chairman, since 2005       President of Crystal Geyser Roxane Water Company.
                    (Lead Trustee since 2001)

Judith M. Johnson   Trustee, since 2008        Retired. Prior thereto, Chief Executive Officer and Chief         None
59                                             Investment Officer of Minneapolis Employees Retirement Fund from
                                               1996 to 2008.

Olivia S. Mitchell  Trustee, since 2006        Professor of Insurance and Risk Management, Wharton School,       None
55                                             University of Pennsylvania. Director of the Boettner Center on
                                               Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research associate, National
                                               Bureau of Economic Research.

Timothy J. Penny    Trustee, since 1996        President and CEO of Southern Minnesota Initiative Foundation,    None
56                                             a non-profit organization since 2007 and Senior Fellow at the
                                               Humphrey Institute Policy Forum at the University of Minnesota
                                               since 1995.

Donald C. Willeke   Trustee, since 1996        Principal of the law firm of Willeke & Daniels.                   None
68

Other Information                                                Wells Fargo Advantage Overland Express Sweep Fund 23

INTERESTED TRUSTEE(3)

                      Position Held and
Name and Age          Length of Service(2)        Principal Occupations During Past Five Years               Other Directorships
--------------------  --------------------------  ---------------------------------------------------------  -------------------
J. Tucker Morse       Trustee, since 1987         Private Investor/Real Estate Developer. Prior thereto,     None
64                                                Chairman of Whitepoint Capital, LLC until 2004.

OFFICERS

                      Position Held and
Name and Age          Length of Service(2)        Principal Occupations During Past Five Years               Other Directorships
--------------------  --------------------------  ---------------------------------------------------------  -------------------
Karla M. Rabusch      President, since 2003       Executive Vice President of Wells Fargo Bank, N.A. and     None
49                                                President of Wells Fargo Funds Management, LLC since
                                                  2003. Senior Vice President and Chief Administrative
                                                  Officer of Wells Fargo Funds Management, LLC from 2001 to
                                                  2003.

C. David Messman      Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo Funds   None
48                    Chief Legal Counsel, since  Management, LLC since 2001. Vice President and Managing
                      2003                        Senior Counsel of Wells Fargo Bank, N.A. since 1996.

Stephen W. Leonhardt  Treasurer, since 2007       Vice President and Manager of Fund Accounting, Reporting   None
49                                                and Tax for Wells Fargo Funds Management, LLC since 2007.
                                                  Director of Fund Administration and SEC Reporting for
                                                  TIAA-CREF from 2005 to 2007. Chief Operating Officer for
                                                  UMB Fund Services, Inc. from 2004 to 2005. Controller for
                                                  Sungard Transaction Networks from 2002 to 2004.

Debra Ann Early       Chief Compliance Officer,   Chief Compliance Officer of Wells Fargo Funds Management,  None
44                    since 2007                  LLC since 2007. Chief Compliance Officer of Parnassus
                                                  Investments from 2005 to 2007. Chief Financial Officer of
                                                  Parnassus Investments from 2004 to 2007 and Senior Audit
                                                  Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

------------
(1) The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

(2) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3) As of August 31, 2008, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

24  Wells Fargo Advantage Overland Express Sweep Fund          Other Information

BOARD CONSIDERATION OF AND CONTINUATION OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

OVERLAND EXPRESS SWEEP FUND

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Overland Express Sweep Fund (the "Fund"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 28, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 28, 2008, meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met regularly throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management, and the appointment of a new Chief Compliance Officer for the Funds. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management and Wells Capital Management about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the median performance of a universe of relevant funds that was determined by Lipper Inc. ("Lipper") to be similar to the Fund (the "Universe"), as well as to the Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the Fund's performance was not appreciably below the median performance of its Universe for all time periods.

Other Information                                     Wells Fargo Advantage Overland Express Sweep Fund 25

The Board received and considered information regarding the Fund's contractual advisory fees, and net operating expense ratio and their various components, including actual management fees, transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the respective median fees of narrower groups of funds that were determined by Lipper to be the most similar to the Fund (the "Peer Group") and to other comparative data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Peer Group. The Board noted that the net operating expense ratio of the Fund was not appreciably higher than the Fund's Peer Group's median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Fund.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rates payable by the Fund to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Fund's administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Fund were not appreciably higher than the median rates of its Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Fund (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to the Fund's Peer Group, and reasonable in relation to the services provided.

The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY

The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Fund. The Board also considered related information provided by Funds Management in a separate presentation on financial matters made at the February 2008 Board meeting. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Fund were not unreasonable. The Board did not consider separate profitability information with respect to Wells Capital Management, as its profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The Board also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the February 2008 board meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Fund.

26 Wells Fargo Advantage Overland Express Sweep Fund   Other Information

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board also considered the effectiveness of the policies of the Fund in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Fund and other clients.

OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Fund, including the principal channels through which the Fund's shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels.

As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations                        Wells Fargo Advantage Overland Express Sweep Fund 27

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    --  Association of Bay Area Governments
ADR     --  American Depositary Receipt
AMBAC   --  American Municipal Bond Assurance Corporation
AMT     --  Alternative Minimum Tax
ARM     --  Adjustable Rate Mortgages
BART    --  Bay Area Rapid Transit
CDA     --  Community Development Authority
CDO     --  Collateralized Debt Obligation
CDSC    --  Contingent Deferred Sales Charge
CGIC    --  Capital Guaranty Insurance Company
CGY     --  Capital Guaranty Corporation
CIFG    --  CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     --  Certificate of Participation
CP      --  Commercial Paper
CTF     --  Common Trust Fund
DW&P    --  Department of Water & Power
DWR     --  Department of Water Resources
ECFA    --  Educational & Cultural Facilities Authority
EDFA    --  Economic Development Finance Authority
ETET    --  Eagle Tax-Exempt Trust
FFCB    --  Federal Farm Credit Bank
FGIC    --  Financial Guaranty Insurance Corporation
FHA     --  Federal Housing Authority
FHAG    --  Federal Housing Agency
FHLB    --  Federal Home Loan Bank
FHLMC   --  Federal Home Loan Mortgage Corporation
FNMA    --  Federal National Mortgage Association
FSA     --  Farm Service Agency
GDR     --  Global Depositary Receipt
GNMA    --  Government National Mortgage Association
GO      --  General Obligation
HCFR    --  Healthcare Facilities Revenue
HEFA    --  Health & Educational Facilities Authority
HEFAR   --  Higher Education Facilities Authority Revenue
HFA     --  Housing Finance Authority
HFFA    --  Health Facilities Financing Authority
HUD     --  Housing & Urban Development
IDA     --  Industrial Development Authority
IDAG    --  Industrial Development Agency
IDR     --  Industrial Development Revenue
LIBOR   --  London Interbank Offered Rate
LLC     --  Limited Liability Corporation
LOC     --  Letter of Credit
LP      --  Limited Partnership
MBIA    --  Municipal Bond Insurance Association
MFHR    --  Multi-Family Housing Revenue
MTN     --  Medium Term Note
MUD     --  Municipal Utility District
PCFA    --  Pollution Control Finance Authority
PCR     --  Pollution Control Revenue
PFA     --  Public Finance Authority
PFFA    --  Public Facilities Financing Authority
plc     --  Public Limited Company
PSFG    --  Public School Fund Guaranty
R&D     --  Research & Development
RDA     --  Redevelopment Authority
RDFA    --  Redevelopment Finance Authority
REITS   --  Real Estate Investment Trusts
SFHR    --  Single Family Housing Revenue
SFMR    --  Single Family Mortgage Revenue
SLMA    --  Student Loan Marketing Association
TBA     --  To Be Announced
TRAN    --  Tax Revenue Anticipation Notes
USD     --  Unified School District
XLCA    --  XL Capital Assurance

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

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

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

[LOGO]

Sign up for electronic delivery of prospectuses and shareholder reports at WWW.WELLSFARGO.COM/ADVANTAGEDELIVERY

[WELLS FARGO ADVANTAGE FUNDS LOGO]

More information about Wells Fargo                         This report and the financial statements contained herein are
Advantage Funds is available free upon                     submitted for the general information of the shareholders of WELLS
request. To obtain literature, please                      FARGO ADVANTAGE FUNDS. If this report is used for promotional
write, e-mail, visit the Funds' Web site,                  purposes, distribution of the report must be accompanied or preceded
or call:                                                   by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or
Wells Fargo Advantage Funds                                visit the Funds' Web site at www.wellsfargo.com/advantagefunds. Please
P.O. Box 8266                                              consider the investment objectives, risks, charges, and expenses of
Boston, MA 02266-8266                                      the investment carefully before investing. This and other information
E-mail: wfaf@wellsfargo.com                                about WELLS FARGO ADVANTAGE FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send
Web site: www.wellsfargo.com/advantagefunds                money.
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275            Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells
Institutional Investment Professionals: 1-866-765-0778     Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells
                                                           Fargo & Company provide subadvisory and other services for the Funds.
                                                           The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC,
                                                           Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(C) 2008 Wells Fargo Funds Management, LLC. All rights reserved.    www.wellsfargo.com/advantagefunds           112051 10-08
                                                                                                           SOES/SAR118 08-08

                                       [WELLS FARGO ADVANTAGE FUNDS LOGO]

[LOGO]

Sign up for electronic delivery of prospectuses and shareholder reports at WWW.WELLSFARGO.COM/ADVANTAGEDELIVERY

[PICTURE]

    Semi-Annual Report
    August 31, 2008

    WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

    -     Wells Fargo Advantage California Tax-Free Money Market Trust

    -     Wells Fargo Advantage Money Market Trust

    -     Wells Fargo Advantage National Tax-Free Money Market Trust

                                                     REDUCE CLUTTER. SAVE TREES.

      Sign up for electronic delivery of prospectuses and shareholder reports at WWW.WELLSFARGO.COM/ADVANTAGEDELIVERY

Contents

LETTER TO SHAREHOLDERS .........................................................   2
PERFORMANCE HIGHLIGHTS
California Tax-Free Money Market Trust .........................................   4
Money Market Trust .............................................................   6
National Tax-Free Money Market Trust ...........................................   8

FUND EXPENSES ..................................................................  10

PORTFOLIO OF INVESTMENTS
California Tax-Free Money Market Trust .........................................  11
Money Market Trust .............................................................  18
National Tax-Free Money Market Trust ...........................................  22

FINANCIAL STATEMENTS
Statements of Assets and Liabilities ...........................................  28
Statements of Operations .......................................................  29
Statements of Changes in Net Assets ............................................  30
Financial Highlights ...........................................................  32

NOTES TO FINANCIAL STATEMENTS ..................................................  34

OTHER INFORMATION ..............................................................  39

LIST OF ABBREVIATIONS ..........................................................  44

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

[WELLS FARGO ADVANTAGE FUNDS LOGO] WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO
      INVESTMENT HISTORY

1971  Introduced one of the first institutional index funds.

1978 One of the first firms to apply asset allocation theory to investment portfolio management.

1985 One of the first firms to create a three-way asset allocation fund that "tilts" investments toward portions of the market that our proprietary models indicate will perform better.

1994 Introduced target date funds that automatically reallocate the asset mix over specific time horizons.

1997 Wells Fargo launched the WealthBuilder Portfolios, a unique "fund of funds" that uses flexible asset allocation strategies to shift assets.

1999 Reorganized the NORWEST ADVANTAGE FUNDS(R) and STAGECOACH FUNDS(R) into the WELLS FARGO FUNDS(R).

2003 Expanded fixed-income, small cap, and emerging markets lineup from Montgomery Asset Management, LLC.

2004 Added additional large cap and mid cap funds to the lineup by adopting the Cooke & Bieler value funds.

2005 Wells Fargo Funds merged with strong funds to become WELLS FARGO ADVANTAGE FUNDS, forming a fund family of over 120 funds and placing it among the top 20 mutual fund families in the United States.

2006 Enhanced and renamed the WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) to the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), which seek to replicate returns of the appropriate Dow Jones Target Date Indexes, the first life cycle indexes in the investment industry.

Integrity. Expertise. Solutions.
--------------------------------------------------------------------------------

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, Wells Fargo Advantage Funds continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. Wells Fargo Advantage Funds provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 100 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.

Not part of the semi-annual report.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $150 BILLION IN ASSETS UNDER MANAGEMENT, AS OF AUGUST 31, 2008.

EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Asia Pacific Fund                                 Equity Value Fund                           Mid Cap Growth Fund
C&B Large Cap Value Fund                          Growth Fund                                 Opportunity Fund
C&B Mid Cap Value Fund                            Growth Equity Fund                          Small Cap Disciplined Fund
Capital Growth Fund                               Index Fund                                  Small Cap Growth Fund
Common Stock Fund                                 International Core Fund                     Small Cap Opportunities Fund
Discovery Fund                                    International Equity Fund                   Small Cap Value Fund
Diversified Equity Fund                           International Value Fund                    Small Company Growth Fund
Diversified Small Cap Fund                        Large Cap Appreciation Fund                 Small Company Value Fund
Emerging Growth Fund                              Large Cap Growth Fund                       Small/Mid Cap Value Fund
Emerging Markets Equity Fund                      Large Company Core Fund                     Specialized Financial Services Fund
Endeavor Select Fund                              Large Company Growth Fund                   Specialized Technology Fund
Enterprise Fund                                   Large Company Value Fund                    Strategic Small Cap Value Fund
Equity Income Fund                                Mid Cap Disciplined Fund                    U.S. Value Fund

BOND FUNDS
------------------------------------------------------------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund             Inflation-Protected Bond Fund               Short-Term Municipal Bond Fund
California Tax-Free Fund                          Intermediate Tax-Free Fund                  Stable Income Fund
Colorado Tax-Free Fund                            Minnesota Tax-Free Fund                     Strategic Income Fund
Diversified Bond Fund                             Municipal Bond Fund                         Total Return Bond Fund
Government Securities Fund(1)                     Short Duration Government Bond Fund(1)      Ultra Short-Term Income Fund
High Income Fund                                  Short-Term Bond Fund                        Ultra Short-Term Municipal Income Fund
Income Plus Fund                                  Short-Term High Yield Bond Fund             Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Allocation Fund                        WealthBuilder Growth Allocation Portfolio   Target 2020 Fund(2)
Asset Allocation Fund                             WealthBuilder Growth Balanced Portfolio     Target 2025 Fund(2)
Conservative Allocation Fund                      WealthBuilder Moderate Balanced Portfolio   Target 2030 Fund(2)
Growth Balanced Fund                              WealthBuilder Tactical Equity Portfolio     Target 2035 Fund(2)
Moderate Balanced Fund                            Target Today Fund(2)                        Target 2040 Fund(2)
WealthBuilder Conservative Allocation Portfolio   Target 2010 Fund(2)                         Target 2045 Fund(2)
WealthBuilder Equity Portfolio                    Target 2015 Fund(2)                         Target 2050 Fund(2)

MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
100% Treasury Money Market Fund(1)                Heritage Money Market Fund                  National Tax-Free Money Market Fund
California Tax-Free Money Market Fund             Minnesota Money Market Fund                 National Tax-Free Money Market Trust
California Tax-Free Money Market Trust            Money Market Fund                           Overland Express Sweep Fund
Cash Investment Money Market Fund                 Money Market Trust                          Prime Investment Money Market Fund
Government Money Market Fund(1)                   Municipal Money Market Fund                 Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)
------------------------------------------------------------------------------------------------------------------------------------
VT Asset Allocation Fund                          VT International Core Fund                  VT Opportunity Fund
VT C&B Large Cap Value Fund                       VT Large Company Core Fund                  VT Small Cap Growth Fund
VT Discovery Fund                                 VT Large Company Growth Fund                VT Small/Mid Cap Value Fund
VT Equity Income Fund                             VT Money Market Fund                        VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

----------

(1) The U.S. Government guarantee applies to certain of the underlying securities and not to shares of the Fund.

(2) The full name of this Fund series is the Wells Fargo Advantage Dow Jones Target Date Funds(SM).

(3) The Variable Trust Funds are generally available only through insurance company variable contracts.

Not part of the semi-annual report.

2  Wells Fargo Advantage Money Market Trusts             Letter to Shareholders

[PHOTO OF KARLA M. RABUSCH]

Karla M. Rabusch,
President
Wells Fargo Advantage Funds

      WORRIES ABOUT THE CREDIT MARKET DETERIORATION RESUMED IN THE SUMMER, AND INVESTORS AGAIN SOUGHT SAFETY BY MOVING THEIR ASSETS INTO GOVERNMENT DEBT AND AAA-RATED MONEY MARKET FUNDS.

      GIVEN RECENT MARKET CONDITIONS, WE BELIEVE THAT IT IS IMPORTANT TO STAY VIGILANT TOWARD REDUCING CREDIT RISK WHILE GENERATING COMPETITIVE LEVELS OF DAILY YIELD.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Money Market Funds for the six-month period that ended August 31, 2008. The economy continued to struggle under the heaviness of slower growth, high energy prices, a continuing correction in the housing market, and tighter lending practices that presented financial challenges to businesses, consumers, and government entities.

THE LAST SIX MONTHS HAVE BEEN FAR MORE EVENTFUL THAN USUAL IN FIXED-INCOME MARKETS, BOTH FROM A VOLATILITY STANDPOINT AS WELL AS FROM AN ECONOMIC PERSPECTIVE.

The credit crunch that began in the summer of 2007 resurfaced repeatedly throughout the first eight months of 2008. Yields on corporate bonds and structured products rose relative to comparable U.S. Treasuries as investors sought safety in an uncertain environment. This flight to quality deepened throughout the first quarter of 2008 before the markets enjoyed a temporary respite in April and May 2008. Worries about the credit market deterioration resumed in the summer, and investors again sought safety by moving their assets into government debt and AAA-rated money market funds.

The credit crunch continued to spur a broad deleveraging of financial risk over the last six months. Early in the year, money market yields fluctuated dramatically in response to strong policy interventions by the Fed. Interest rates were cut by 125 basis points in January (100 basis points equals 1.00%), followed by subsequent cuts of 75 basis points in March and 25 basis points in April. As a result, money market yields declined sharply. These declines persisted until around the middle of the second quarter, when the interest rate environment stabilized. The Fed stopped cutting rates and paused at 2.00%, which provided a firmer yield environment for money market funds.

MANAGING RISK IN THE SHORT-TERM CREDIT MARKETS.

The Wells Fargo Advantage Money Market Funds continued to provide competitive yields while maintaining liquidity. Given recent market conditions, we believe that it is important to stay vigilant toward reducing credit risk while generating competitive levels of daily yield. In our view, it is more important to thoroughly manage risk than to stretch for additional yield. Consequently, our team continues to focus on holding the highest-quality credits for our Funds while minimizing undue exposure to interest rate risk. We have recently favored a strategy of maintaining a lower weighted-average maturity to provide better liquidity management and to reduce risk in individual credits. We will likely continue with this strategy over the upcoming months and for as long as credit market conditions continue to be uncertain. We will pursue strategies that best uphold our primary objectives of providing competitive cash-equivalent yields while seeking to protect capital and to provide liquidity.

Letter to Shareholders             Wells Fargo Advantage Money Market Trusts  3

MANY VARIABLES ARE AT WORK IN THE MARKET.

Inflation continues to be a potential risk, and the full effect of the struggling subprime mortgage market is still unknown. Fluctuating energy prices and ongoing geopolitical tension continues to put pressure on consumers and businesses alike. Experience tells us that strict adherence to time-tested strategies has its rewards. As a whole, Wells Fargo Advantage Funds represent investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or call us directly at 1-800-222-8222.

Sincerely,

/s/ Karla M. Rabusch
-------------------------
Karla M. Rabusch
President
Wells Fargo Advantage Funds

4 Wells Fargo Advantage Money Market Trusts              Performance Highlights

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST

INVESTMENT OBJECTIVE

The Wells Fargo Advantage California Tax-Free Money Market Trust (the Fund) seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

May 5, 1997

PORTFOLIO COMPOSITION(1)
(AS OF AUGUST 31, 2008)

                                  [PIE CHART]

Municipal Commercial Paper              (7%)
Municipal Bonds                        (93%)

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2008)

                                  [PIE CHART]


2-14 Days               (88%)
30-59 Days               (4%)
60-89 Days               (1%)
90-179 Days              (1%)
180-269 Days             (1%)
270+ Days                (5%)


------------
1    Portfolio composition and maturity distribution are subject to change.

Performance Highlights             Wells Fargo Advantage Money Market Trusts  5

AVERAGE ANNUAL TOTAL RETURN(2)(%) (AS OF AUGUST 31, 2008)

                                                           6-Month*       1-Year     5-Year     10-Year
                                                           -------        ------     -----      -------
CALIFORNIA TAX-FREE MONEY MARKET TRUST                     0.89           2.43       2.29       2.29

*     Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF AUGUST 31, 2008)
-----------------------
7-Day Current Yield                                          1.57%

7-Day Compound Yield                                         1.58%

30-Day Simple Yield                                          1.52%

30-Day Compound Yield                                        1.53%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Funds' Web site - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund's current prospectus.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

----------
2 The investment adviser has committed through June 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 1.48%.

6 Wells Fargo Advantage Money Market Trusts              Performance Highlights

WELLS FARGO ADVANTAGE MONEY MARKET TRUST

INVESTMENT OBJECTIVE

The Wells Fargo Advantage Money Market Trust (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

September 17, 1990

PORTFOLIO COMPOSITION(1)
(AS OF AUGUST 31, 2008)

                                  [PIE CHART]

Certificates of Deposit                   (5%)
Federal Agencies Notes                    (1%)
Municipal Bonds                           (2%)
Time Deposits                            (13%)
Repurchase Agreements                    (30%)
Short-Term Corporate Bonds                (1%)
Floating & Variable Rate Bonds/Notes     (19%)
Commercial Paper                         (29%)

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2008)

                                  [PIE CHART]

2-14 Days                              (71%)
15-29 Days                             (16%)
30-59 Days                              (5%)
60-89 Days                              (5%)
90-179 Days                             (2%)
180-269 Days                            (1%)

----------
1     Portfolio composition and maturity distribution are subject to change.

Performance Highlights              Wells Fargo Advantage Money Market Trusts 7

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2008)

                                                   6-Month*         1-Year     5-Year     10-Year
                                                   -------          ------     -----      -------
MONEY MARKET TRUST                                 1.30             3.67       3.36       3.69

*     Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF AUGUST 31, 2008)
-----------------------
7-Day Current Yield                       2.26%

7-Day Compound Yield                      2.29%

30-Day Simple Yield                       2.25%

30-Day Compound Yield                     2.27%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Funds' Web site - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund's current prospectus.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

----------
2 The investment adviser has committed through June 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 2.26%. As of August 31, 2008, amounts waived and/or reimbursed did not have a material impact on the Fund's contractual expense ratio, therefore the current yield and the yield without waived fees and/or reimbursed expenses are identical.

8 Wells Fargo Advantage Money Market Trusts              Performance Highlights

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST

INVESTMENT OBJECTIVE

The Wells Fargo Advantage National Tax-Free Money Market Trust (the Fund) seeks current income exempt from federal income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

November 10, 1997

PORTFOLIO COMPOSITION(1)
(AS OF AUGUST 31, 2008)

                                  [PIE CHART]

Municipal Commercial Paper      (5%)
Municipal Bonds                (95%)

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2008)

                                  [PIE CHART]

2-14 Days                   (88%)
30-59 Days                   (2%)
60-89 Days                   (2%)
90-179 Days                  (4%)
270+ Days                    (4%)

----------
(1)     Portfolio composition and maturity distribution are subject to change.

Performance Highlights               Wells Fargo Advantage Money Market Trusts 9

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2008)

                                              6-Month*  1-Year  5-Year  10-Year
                                              --------- ------- ------- --------
NATIONAL TAX-FREE MONEY MARKET TRUST            0.97      2.53    2.34    2.47

*     Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF AUGUST 31, 2008)
-----------------------
7-Day Current Yield                                                      1.73%

7-Day Compound Yield                                                     1.74%

30-Day Simple Yield                                                      1.68%

30-Day Compound Yield                                                    1.69%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Funds' Web site - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund's current prospectus.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

----------
(2) The investment adviser has committed through June 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 1.64%.

10 Wells Fargo Advantage Money Market Trusts                     Fund Expenses


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from March 1, 2008 to August 31, 2008.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                   Beginning       Ending        Expenses
                                                                 Account Value  Account Value  Paid During     Net Annual
                                                                   03/01/2008    08/31/2008      Period(1)   Expense Ratio
                                                                 -------------  -------------  ------------  -------------
WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST
   Actual                                                         $ 1,000.00     $ 1,008.90        $ 1.01        0.20%
   Hypothetical (5% return before expenses)                       $ 1,000.00     $ 1,024.13        $ 1.02        0.20%

WELLS FARGO ADVANTAGE MONEY MARKET TRUST
   Actual                                                         $ 1,000.00     $ 1,013.00        $ 1.01        0.20%
   Hypothetical (5% return before expenses)                       $ 1,000.00     $ 1,024.13        $ 1.02        0.20%

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST
   Actual                                                         $ 1,000.00     $ 1,009.70        $ 1.01        0.20%
   Hypothetical (5% return before expenses)                       $ 1,000.00     $ 1,024.13        $ 1.02        0.20%

----------
(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments--August 31, 2008    Wells Fargo Advantage Money 11
  (Unaudited)                                  Market Trusts


CALIFORNIA TAX-FREE MONEY MARKET TRUST

   PRINCIPAL  SECURITY NAME                                                             INTEREST RATE  MATURITY DATE      VALUE
------------  ------------------------------------------------------------------------  -------------  -------------  --------------
COMMERCIAL PAPER: 6.66%
$    600,000  East Bay Municipal Water System                                               1.45%       10/16/2008     $    600,000
   5,400,000  East Bay Municipal Water System                                               1.50        10/07/2008        5,400,000
   3,800,000  Golden Gate Bridge                                                            1.55        10/09/2008        3,800,000
   1,965,000  Imperial Irrigation District                                                  1.43        10/24/2008        1,965,000
   6,735,000  Imperial Irrigation District                                                  1.45        10/24/2008        6,735,000
   3,200,000  Imperial Irrigation District                                                  1.55        10/24/2008        3,200,000
   1,500,000  Imperial Irrigation District                                                  1.65        09/08/2008        1,500,000
   1,400,000  Los Angeles Department of Airports                                            1.50        09/09/2008        1,400,000
     635,000  Los Angeles Metropolitan Transportaion                                        1.55        10/15/2008          635,000
   2,600,000  Los Angeles Metropolitan Transportation                                       1.45        09/03/2008        2,600,000
   4,070,000  Sacramento Municipal Utility                                                  1.52        10/14/2008        4,070,000
     780,000  Sacramento Municipal Utility                                                  1.55        10/15/2008          780,000
   1,525,000  San Diego County Regional Airport Authority                                   1.55        10/09/2008        1,525,000
   1,800,000  San Diego County Regional Airport Authority                                   1.60        11/13/2008        1,800,000
     975,000  San Diego County Regional Transportation                                      1.40        09/10/2008          975,000
   2,710,000  San Francisco Public Utility Commission                                       1.45        02/12/2009        2,710,000
   1,850,000  Turlock Irrigation District                                                   1.40        09/10/2008        1,850,000
     920,000  Turlock Irrigation District                                                   1.50        10/09/2008          920,000
   3,645,000  University of California                                                      1.53        11/06/2008        3,645,000
   5,620,000  University of California                                                      1.55        11/05/2008        5,620,000

TOTAL COMMERCIAL PAPER (COST $ 51,730,000)                                                                               51,730,000
                                                                                                                       ------------
MUNICIPAL BONDS & NOTES: 93.54%

CALIFORNIA: 91.80%
   2,000,000  ABAG Finance Authority for Nonprofit Corporations California Berkeleyan
              Project A (Other Revenue, FNMA Insured)ss +/-                                 1.80        05/15/2033        2,000,000
   2,000,000  ABAG Finance Authority For Nonprofit Corporations California Branson
              School (Other Revenue, Allied Irish Bank plc LOC)ss +/-                       1.67        07/01/2038        2,000,000
   1,310,000  ABAG Finance Authority for Nonprofit Corporations California Marin
              Country Day School (Private School Revenue, US Bank NA LOC)ss +/-             1.62        07/01/2037        1,310,000
   3,000,000  ABAG Finance Authority for Nonprofit Corporations California MFHR Fine
              Arts Building Projects A (Housing Revenue LOC)ss +/-                          1.80        07/15/2035        3,000,000
   3,100,000  ABAG Finance Authority for Nonprofit Corporations California MFHR GAIA
              Building Project Series A (Housing Revenue LOC, FNMA Insured)
              ss +/-                                                                        1.80        09/15/2032        3,100,000
   2,175,000  ABAG Finance Authority for Nonprofit Corporations California  MFHR
              Geneva Pointe Apartments A (Housing Revenue LOC)ss +/-                        1.97        03/15/2037        2,175,000
  10,000,000  ABN AMRO Munitops Certificates Trust 2005-63 (Property Tax Revenue,
              First Security Bank LOC)ss +/-                                                1.91        08/01/2013       10,000,000
   1,335,000  ABN AMRO Munitops Certificates Trust 2006-40 (Property Tax Revenue,
              First Security Bank LOC)ss +/-                                                1.91        08/01/2013        1,335,000
   3,000,000  ABN AMRO Munitops Certificates Trust 2007-05 (Lease Revenue, MBIA
              Insured)ss +/-                                                                3.34        11/01/2027        3,000,000
     440,000  Alameda CA Corridor Transportation Authority Series 1514
              (Transportation Revenue, MBIA Insured)ss +/-                                  2.31        10/01/2032          440,000
   2,825,000  Alameda County CA IDA Caravan Trading Company (IDR, Comercia Bank CA
              LOC)ss +/-                                                                    1.99        04/01/2014        2,825,000
   2,000,000  Anaheim CA Housing Authority Cobblestone Apartments Series B (MFHR,
              FNMA Insured)ss +/-                                                           1.97        03/15/2033        2,000,000
   1,800,000  Arcadia CA USD Series 2679 (Other Revenue, First Security Bank LOC)
              ss +/-                                                                        1.94        08/01/2013        1,800,000
  12,905,000  California Adventist Health Systems Series A (HFFA Revenue, Wachovia
              Bank NA LOC)ss +/-                                                            2.15        09/01/2025       12,905,000
     290,000  California Alternative Energy Source Financing Authority GE Capital
              Corporation Series A (Electric Revenue)ss +/-                                 1.85        10/01/2020          290,000
   6,100,000  California Communities Note Program TRAN Series A3 (Other Revenue)            3.00        06/30/2009        6,167,290
   8,500,000  California Educational Facilities Authority Charles R Drew University
              (Other Revenue)ss +/-                                                         1.70        11/01/2042        8,500,000

12 Wells Fargo Advantage Money Market Trusts       Portfolio of Investments--
                                                     August 31, 2008 (Unaudited)


CALIFORNIA TAX-FREE MONEY MARKET TRUST

   PRINCIPAL  SECURITY NAME                                                             INTEREST RATE  MATURITY DATE      VALUE
------------  ------------------------------------------------------------------------  -------------  -------------  --------------
CALIFORNIA (continued)
$    500,000  California Educational Facilities Authority Revenue Art Center Design
              College Series A (Educational Facilities Revenue LOC, Allied Irish Bank
              plc LOC)ss +/-                                                                1.75%        12/01/2032    $    500,000
  10,000,000  California Health Facilities Financing Stanford Hospital A2 (Hospital
              Revenue, Bank of America NA LOC)ss +/-                                        1.55         11/15/2040      10,000,000
   6,000,000  California HFA Home Mortgage Series B (Housing Revenue, Banque
              Nationale Paris LOC)ss +/-                                                    1.65         02/01/2016       6,000,000
   7,230,000  California HFA Revenue Home Mortgage Series F (Housing Revenue)
              ss +/-                                                                        1.77         02/01/2038       7,230,000
   4,700,000  California Infrastructure & Economic Development Bank California
              Academy Series C (Other Revenue, Bank of Nova Scotia)ss +/-                   2.05         09/01/2038       4,700,000
     785,000  California Infrastructure & Economic Development Bank IDR Fish House
              Foods Incorporated Project (Economic Development Revenue, Comerica Bank
              NA LOC)ss +/-                                                                 1.95         09/01/2024         785,000
   3,000,000  California Infrastructure & Economic Development Bank Lycee Francias de
              Los Angeles Project (College & University Revenue, Mellon Bank NA LOC)
              ss +/-                                                                        1.79         09/01/2036       3,000,000
   1,500,000  California Infrastructure & Economic Development Bank Orange County
              Performing Series C (Recreational Facilities Revenue, Allied Irish Bank
              plc LOC)ss +/-                                                                1.70         07/01/2034       1,500,000
  11,800,000  California Infrastructure & Economic Development Bank Rand Corporation
              Series B (Economic Development Revenue, Bank of America NA LOC)
              ss +/-                                                                        2.25         04/01/2042      11,800,000
   2,250,000  California Infrastructure & Economic Development Bank ROCS RR II
              R-11527 (Toll Road Revenue, AMBAC Insured)ss +/-                              1.68         07/01/2030       2,250,000
   3,775,000  California Infrastructure & Economic Development Bank Sage Hill School
              Project (Other Revenue, AIB Group)ss +/-                                      1.70         06/01/2038       3,775,000
   3,665,000  California Infrastructure & Economic Development Bank Series A1 (Other
              Revenue)ss +/-                                                                1.70         10/01/2047       3,665,000
   1,000,000  California Infrastructure & Economic Development Bank Southern CA
              Public Radio Project (Other Revenue, Allied Irish Bank plc LOC)
              ss +/-                                                                        2.30         10/01/2025       1,000,000
   3,825,000  California Infrastructure & Economic Development Bank St. Margarets
              Episcopal School (Other Revenue, Allied Irish Bank plc LOC)ss +/-             1.67         01/01/2038       3,825,000
   2,150,000  California Municipal Finance Authority Waste Management Incorporated
              Project Series A (Solid Waste Revenue, JPMorgan Chase Bank LOC)
              ss +/-                                                                        1.95         02/01/2019       2,150,000
   1,125,000  California PCFA Wadham Energy Series C (Other Revenue, Banque Nationale
              Paris LOC)ss +/-                                                              1.80         11/01/2017       1,125,000
   6,275,000  California School Cash Reserve Program Cop Series A (Other Revenue, US
              Bank NA LOC)                                                                  3.00         07/06/2009       6,345,341
   4,900,000  California Scripps Health Series B (HEFAR, Wachovia Bank LOC)
              ss +/-                                                                        1.54         10/01/2031       4,900,000
   5,025,000  California Scripps Health Series F (HEFAR, Northern Trust Corporation
              LOC)ss +/-                                                                    1.54         10/01/2031       5,025,000
   8,210,000  California State Daily Kindergarten University Series A3 (Property Tax
              Revenue, Citibank NA LOC)ss +/-                                               2.35         05/01/2034       8,210,000
   3,230,000  California State DWR Power Supply Revenue Series B1 (Power Revenue)
              ss +/-                                                                        2.10         05/01/2022       3,230,000
     740,000  California State DWR Power Supply Revenue Series B2 (Power Revenue, BNP
              Paribas LOC)ss +/-                                                            2.40         05/01/2022         740,000
   2,000,000  California State DWR Power Supply Revenue Series C4 (Power Revenue,
              JPMorgan LOC)ss +/-                                                           1.83         05/01/2022       2,000,000
   1,200,000  California State DWR Power Supply Revenue Series C7 (Water Revenue LOC,
              FSA Insured)ss +/-                                                            1.90         05/01/2022       1,200,000
   1,450,000  California State DWR Power Supply Series C16 (Power Revenue, Bank of
              New York LOC)ss +/-                                                           1.58         05/01/2022       1,450,000
   4,285,000  California State DWR Power Supply Series J2 (Electric Revenue, JPMorgan
              Chase Bank LOC)ss +/-                                                         1.35         05/01/2018       4,285,000
   6,200,000  California State DWR Power Supply Subseries F5 (Water Revenue, Citibank
              NA LOC)ss +/-                                                                 2.40         05/01/2022       6,200,000
  14,000,000  California State DWR Power Supply Subseries G1 (Water Revenue)
              ss +/-                                                                        1.53         05/01/2011      14,000,000
  24,330,000  California State DWR Power Supply Subseries G6 (Water Revenue, First
              Security Bank LOC)ss +/-                                                      1.77         05/01/2017      24,330,000
   1,000,000  California State DWR Series 3019 (Water Revenue, JP Morgan Chase Bank
              LOC)ss +/-                                                                    1.82         06/01/2016       1,000,000
   1,925,000  California State DWR Series D194 (Water Revenue, First Security Bank
              LOC)ss +/-                                                                    2.05         12/01/2025       1,925,000

Portfolio of Investments--August 31, 2008         Wells Fargo Advantage Money 13
  (Unaudited)                                                   Market Trusts


CALIFORNIA TAX-FREE MONEY MARKET TRUST

   PRINCIPAL  SECURITY NAME                                                             INTEREST RATE  MATURITY DATE      VALUE
------------  ------------------------------------------------------------------------  -------------  -------------  --------------
CALIFORNIA (continued)
$  2,800,000  California State EDFA Joseph Schmidt Project Series A (IDR, Banque
              Nationale Paris LOC)ss +/-                                                    2.00%        12/01/2026    $  2,800,000
   5,265,000  California State Public Works Board Certificates Series D (Lease
              Revenue, AMBAC Insured)ss +/-                                                 4.00         12/01/2019       5,265,000
   7,495,000  California State Series 1932 (Property Tax Revenue, First Security Bank
              LOC)ss +/-                                                                    2.49         06/01/2015       7,495,000
   2,175,000  California State Series 2758 (Other Revenue, AMBAC Insured)ss +/-             2.09         04/01/2010       2,175,000
   3,500,000  California State Series A Subseries A2 (Other Revenue, Calyon Bank LOC)
              ss +/-                                                                        1.68         05/01/2040       3,500,000
   9,740,000  California State Series B Subseries B1 (Other Revenue, Bank of America
              NA LOC)ss +/-                                                                 1.50         05/01/2040       9,740,000
     940,000  California State Series B1 (GO School Districts, Banque Nationale Paris
              LOC)ss +/-                                                                    1.50         05/01/2033         940,000
   5,500,000  California State Series B3 (GO States, Territories LOC)ss +/-                 1.75         05/01/2033       5,500,000
   7,175,000  California State Weekly Kindergarten University Public B4 (Property Tax
              Revenue LOC)ss +/-                                                            1.40         05/01/2034       7,175,000
   5,700,000  California State Weekly Kindergarten University Public B5 (Property Tax
              Revenue LOC)ss +/-                                                            1.48         05/01/2034       5,700,000
   5,100,000  California Statewide CDA Aegis Moraga Project C (MFHR, FNMA Insured)
              ss +/-                                                                        2.10         07/01/2027       5,100,000
   9,500,000  California Statewide CDA Arbor Ridge Apartments Series B (MFHR, FHLMC
              Insured)ss +/-                                                                1.92         11/01/2036       9,500,000
   2,010,000  California Statewide CDA Azusa Pacific University Project (Other
              Revenue, Allied Irish Bank plc LOC)ss +/-                                     1.70         04/01/2039       2,010,000
   2,455,000  California Statewide CDA Birchcrest Apartments Series S (MFHR, US Bank
              NA LOC)ss +/-                                                                 2.50         08/01/2032       2,455,000
   7,380,000  California Statewide CDA Chadwick School (Other Revenue, Allied Irish
              Bank plc LOC)ss +/-                                                           1.54         10/01/2029       7,380,000
   4,000,000  California Statewide CDA Heritage Park Apartments Series C (MFHR, FHLMC
              Insured)ss +/-                                                                1.97         01/01/2038       4,000,000
   1,195,000  California Statewide CDA LA Puente Apartments Series JJ (MFHR, US Bank
              NA LOC)ss +/-                                                                 2.50         11/01/2031       1,195,000
     720,000  California Statewide CDA Livermore Valley Arts Center Project (Other
              Revenue, Bank of New York LOC)ss +/-                                          1.55         12/01/2036         720,000
   1,000,000  California Statewide CDA MFHR Glen Haven Apartments Series AA (Housing
              Revenue LOC)ss +/-                                                            2.02         12/01/2011       1,000,000
   4,660,000  California Statewide CDA MFHR Greenback Manor Apartments Series A
              Collateralized By FHLB (MFHR LOC)ss +/-                                       2.90         02/01/2028       4,660,000
   3,800,000  California Statewide CDA MFHR Series AA (Housing Revenue LOC)
              ss +/-                                                                        1.97         04/15/2035       3,800,000
      25,000  California Statewide CDA Revenue ss +/-                                       1.83         07/01/2044          25,000
   2,100,000  California Statewide CDA Series 2680 (Other Revenue, JPMorgan Chase
              Bank LOC)ss +/-                                                               1.94         05/15/2016       2,100,000
   1,000,000  California Statewide CDA Sweep Loan Program Series A (Healthcare
              Facilities Revenue, Citibank NA LOC)ss +/-                                    1.56         08/01/2035       1,000,000
     830,000  California Statewide CDA Village at Hesperia Series CCC (MFHR, FNMA
              Insured)ss +/-                                                                1.97         11/15/2039         830,000
   3,605,000  California Statewide CDA Village at Shaw Apartments Series E (MFHR, FNMA
              Insured)ss +/-                                                                1.97         11/15/2035       3,605,000
   2,000,000  California Statewide CDA Western University Health Series A (Other
              Revenue, Bank of New York LOC)ss +/-                                          1.48         06/01/2039       2,000,000
   1,755,000  Camarillo CA MFHR Hacienda De Camarillo Project (MFHR LOC, FNMA Insured)
              ss +/-                                                                        1.97         10/15/2026       1,755,000
   3,300,000  Central Basin CA Municipal Water Distribution Series B (Water Revenue,
              Allied Irish Bank plc LOC)ss +/-                                              1.54         08/01/2037       3,300,000
   2,000,000  Chico CA USD Series D146 (Property Tax Revenue, First Security Bank
              LOC)ss +/-                                                                    2.20         08/01/2026       2,000,000
   1,300,000  Contra Costa County CA MFHR Series B Remarketed 09/28/94 (MFHR LOC, FNMA
              Insured)ss +/-                                                                1.75         11/15/2022       1,300,000
   2,125,000  Desert CA Community College District Class A (Property Tax Revenue,
              First Security Bank LOC)ss +/-                                                1.89         08/01/2037       2,125,000
   6,695,000  Deutsche Bank Spears Lifers Trust Series DB-287 (Other Revenue, MBIA
              Insured)ss +/-                                                                1.82         09/01/2037       6,695,000
   4,895,000  Deutsche Bank Spears Lifers Trust Series DB-621 (Property Tax Revenue,
              First Security Bank LOC)ss +/-                                                1.87         08/01/2023       4,895,000
     110,000  Deutsche Bank Spears Lifers Trust Series DB-628 (Property Tax Revenue,
              First Security Bank LOC)ss +/-                                                1.87         08/01/2031         110,000

14 Wells Fargo Advantage Money Market Trusts       Portfolio of Investments--
                                                     August 31, 2008 (Unaudited)


CALIFORNIA TAX-FREE MONEY MARKET TRUST

   PRINCIPAL  SECURITY NAME                                                             INTEREST RATE  MATURITY DATE      VALUE
------------  ------------------------------------------------------------------------  -------------  -------------  --------------
CALIFORNIA (continued)
$    110,000  Deutsche Bank Spears Lifers Trust Series DB-629 (Property Tax Revenue,
              MBIA Insured)ss +/-                                                           1.85%        08/01/2031    $    110,000
     210,000  Deutsche Bank Spears Lifers Trust Series DB-632 (Property Tax Revenue,
              First Security Bank LOC)ss +/-                                                1.97         08/01/2033         210,000
   5,085,000  Deutsche Bank Spears Lifers Trust Series DB-649 (Property Tax Revenue,
              MBIA Insured)ss +/-                                                           1.85         06/01/2031       5,085,000
     325,000  Deutsche Bank Spears Lifers Trust Series DBE-500 (Other Revenue, AMBAC
              Insured)ss +/-                                                                1.88         11/01/2038         325,000
   3,355,000  Deutsche Bank Spears Lifers Trust Series DBE-525 (Other Revenue, FGIC
              Insured)ss +/-                                                                1.85         06/01/2035       3,355,000
  13,300,000  East Bay CA MUD Subseries A2 (Water Revenue, Dexia Credit Local de
              France LOC)ss +/-                                                             1.45         06/01/2038      13,300,000
     995,000  East Bay CA MUD Subseries C (Other Revenue, Dexia Credit Local de France
              LOC)ss +/-                                                                    1.57         06/01/2027         995,000
   7,500,000  East Bay CA MUD Subseries C2 (Other Revenue)ss +/-                            1.45         06/01/2026       7,500,000
   5,960,000  Eastern Municipal Water District California Water & Sewer CTFS
              Partnership Series D (Water Revenue, Lloyds Bank LOC)ss +/-                   1.55         07/01/2023       5,960,000
   2,890,000  Eastern Municipal Water District California Water & Sewer CTFS
              Partnership Series F (Water Revenue, JPMorgan Chase Bank LOC)
              ss +/-                                                                        1.57         07/01/2038       2,890,000
   1,181,000  Golden State CA Tobacco Securitization Corporation Series 1421 (Other
              Revenue, AMBAC Insured)ss +/-                                                 2.49         06/01/2045       1,181,000
   2,805,000  Grossmont-Cuyamaca CA Community College District (Other Revenue, Assured
              Guaranty)ss +/-                                                               1.82         08/01/2024       2,805,000
   3,085,000  Hesperia CA USD COP Interim School Facility Funding Program (Lease
              Revenue, First Security Bank LOC)ss +/-                                       2.10         02/01/2028       3,085,000
   4,875,000  Hesperia CA USD COP Interim School Facility Funding Program (Lease
              Revenue, First Security Bank LOC)ss +/-                                       2.10         02/01/2038       4,875,000
   3,120,000  Highland CA RDA Jeffrey Court Senior Apartments (MFHR, FHLB Insured)
              ss +/-                                                                        2.15         03/01/2028       3,120,000
   3,190,000  Irvine CA Improvement Board ACT 1915 Assessment District #05-21 Series A
              (Other Revenue, Bank of New York LOC)ss +/-                                   2.25         09/02/2031       3,190,000
   5,495,000  Irvine CA Improvement Board ACT 1915 Assessment District #07-22-A
              (Other Revenue, KBC Bank NV LOC)ss +/-                                        2.25         09/02/2032       5,495,000
   4,000,000  Kern County CA TRAN (Other Revenue)                                           3.00         06/30/2009       4,045,448
     270,000  Kings County CA Housing Authority Edgewater Ilse Apartments Series A
              (MFHR, FNMA Insured)ss +/-                                                    1.64         02/15/2031         270,000
   2,000,000  Lancaster CA Redevelopment Agency MFHR 20th Street Apartments Project
              Series C (Housing Revenue LOC)ss +/-                                          1.73         12/01/2026       2,000,000
   2,672,000  Long Beach CA Community College District Series 1399 (Property Tax
              Revenue, FGIC Insured)ss +/-                                                  2.11         05/01/2030       2,672,000
   1,580,000  Long Beach CA Harbor Revenue Series 418 (Airport Revenue LOC, FGIC
              Insured)ss +/-                                                                2.16         05/15/2020       1,580,000
   5,410,000  Los Angeles CA Beverly Park Apartments Series A (MFHR, FHLMC Insured)
              ss +/-                                                                        1.97         08/01/2018       5,410,000
   4,300,000  Los Angeles CA Community RDA Academy Village Apartments Series A (MFHR,
              FHLMC Insured)ss +/-                                                          1.90         10/01/2029       4,300,000
   1,955,000  Los Angeles CA Community RDA RR 11 R-13042 (Housing Revenue, GNMA
              Insured)ss +/-                                                                1.90         01/20/2045       1,955,000
   1,790,000  Los Angeles CA COP Loyola High School Series A (Lease Revenue, Allied
              Irish Bank plc LOC)ss +/-                                                     1.67         12/01/2035       1,790,000
   1,075,000  Los Angeles CA COP Windward Series A (Private School Revenue, Allied
              Irish Bank plc LOC)ss +/-                                                     1.67         07/01/2037       1,075,000
   2,870,000  Los Angeles CA DW&P ROCS RR II-11531 (Water & Sewer Revenue, MBIA
              Insured)ss +/-                                                                1.99         07/01/2025       2,870,000
   3,000,000  Los Angeles CA Power System Subseries A2 (Power Revenue, US Bank NA
              LOC)ss +/-                                                                    1.60         07/01/2035       3,000,000
   2,000,000  Los Angeles CA Power System Subseries A8 (Water Revenue)ss +/-                1.60         07/01/2035       2,000,000
   1,250,000  Los Angeles CA Subseries B1 (Electric Revenue)ss +/-                          1.45         07/01/2034       1,250,000
   2,450,000  Los Angeles CA TRAN (Other Revenue)                                           3.00         06/30/2009       2,478,845
   2,030,000  Los Angeles CA USD Series 2008 (Other Revenue, AMBAC Insured)
              ss +/-                                                                        2.01         07/01/2023       2,030,000
   3,055,000  Los Angeles CA USD Tax & Anticipation Notes Series A (Other Revenue)          3.00         07/30/2009       3,095,476

Portfolio of Investments--August 31, 2008 (Unaudited)   Wells Fargo Advantage 15
                                                          Money Market Trusts


CALIFORNIA TAX-FREE MONEY MARKET TRUST

   PRINCIPAL  SECURITY NAME                                                             INTEREST RATE  MATURITY DATE      VALUE
------------  ------------------------------------------------------------------------  -------------  -------------  --------------
CALIFORNIA (continued)
$  8,425,000  Los Angeles CA USD TRAN Series A                                              4.00%        12/29/2008    $  8,446,825
   1,330,000  Los Angeles CA Waste Water System Subseries G (Sewer Revenue, Bank of
              America NA LOC)ss +/-                                                         1.64         06/01/2032       1,330,000
   1,200,000  Los Angeles CA Wastewater Subseries D (Sewer Revenue, Bank of Nova
              Scotia)ss +/-                                                                 1.55         06/01/2028       1,200,000
   3,000,000  Los Angeles CA Wastewater System Series 2254 (Other Revenue, MBIA
              Insured)ss +/-                                                                2.19         06/01/2013       3,000,000
     615,000  Los Angeles CA Water & Power Series 2971 (Electric Revenue, First
              Security Bank LOC)ss +/-                                                      2.09         01/01/2014         615,000
   5,125,000  Los Angeles County CA TRAN Series A (Other Revenue)                           3.00         06/30/2009       5,184,075
   5,550,000  Manteca CA RDA Amended Merger Project (Tax Allocation  Revenue, State
              Street Bank & Trust LOC)ss +/-                                                2.30         10/01/2042       5,550,000
     940,000  Manteca CA RDA Tax Allocation Series 1423 (Tax Incremental Revenue,
              AMBAC Insured)ss +/-                                                          2.31         10/01/2036         940,000
   9,675,000  Menlo Park CA CDA Las Pulgas Community Development (Tax Allocation
              Revenue, AMBAC Insured)ss +/-                                                 2.30         01/01/2031       9,675,000
   5,800,000  Metropolitan Water District Southern CA Waterworks Revenue Series C1
              Dexia LOC (Water Revenue LOC)ss +/-                                           1.75         07/01/2030       5,800,000
   7,000,000  Metropolitan Water District Southern CA Waterworks Revenue Series C2
              (Water Revenue LOC)ss +/-                                                     1.58         07/01/2030       7,000,000
   3,415,000  Metropolitan Water District Southern CA Waterworks Revenue Series C3
              (Water Revenue LOC)ss +/-                                                     1.48         07/01/2030       3,415,000
   3,000,000  Metropolitan Water District Southern CA Waterworks Series A1 (Water
              Revenue, Bank of America NA LOC)ss +/-                                        1.65         07/01/2037       3,000,000
   4,875,000  Metropolitan Water District Southern California Waterworks Series C
              (Water Revenue, Dexia Insured)ss +/-                                          1.60         10/01/2029       4,875,000
   8,795,000  Monterey County CA Financing Authority Series 3077 (Water Revenue,
              Assured Guaranty)ss +/-                                                       2.09         09/01/2013       8,795,000
   2,345,000  Morgan Hill CA RDA Tax Allocation Ojo de Agua Redevelopment Project A
              (Other Revenue)ss +/-                                                         1.58         09/01/2033       2,345,000
   2,932,000  Napa Valley CA Series 1808 (Property Tax Revenue, FGIC Insured)
              ss +/-                                                                        2.11         08/01/2046       2,932,000
   7,660,000  Northern CA Power Agency Hydroelectric Project 1 Series A (Electric
              Revenue, Dexia Credit Local de France LOC)ss +/-                              1.54         07/01/2032       7,660,000
     555,500  Northern CA Power Agency Public Power Series 836 (Electric Revenue, MBIA
              Insured)ss +/-                                                                2.31         07/01/2023         555,500
  10,000,000  Northstar CA Community Housing Corporation Series A (MFHR, US Bank NA
              LOC)ss +/-                                                                    1.84         06/01/2041      10,000,000
   3,000,000  Orange County CA Apartment Development Issue G Series 1 (Housing
              Revenue, FNMA Insured)ss +/-                                                  1.73         11/15/2028       3,000,000
     830,000  Orange County CA Apartment Development Revenue Series D Harbor Pointe
              Project (Housing Revenue, FHLMC LOC)ss +/-                                    1.73         12/01/2022         830,000
   1,905,000  Orange County CA Sanitation Districts COP Floaters Series 1032 (Sewer
              Revenue LOC)ss +/-                                                            2.11         02/01/2033       1,905,000
   1,290,000  Pasadena CA COP Series A (Lease Revenue, Bank of America NA LOC)
              ss +/-                                                                        1.75         02/01/2035       1,290,000
  21,605,000  Pittsburg CA Redevelopment Agency Tax Allocation Los Medanos Community
              Series A (Tax Allocation Revenue LOC)ss +/-                                   2.30         09/01/2035      21,605,000
   7,500,000  Riverside CA COP (Lease Revenue, Bank of America NA LOC)ss +/-                1.75         03/01/2037       7,500,000
   1,000,000  Riverside CA Electric Putters Series 3042Z (Electric Revenue, First
              Security Bank LOC)ss +/-                                                      1.94         04/01/2016       1,000,000
   4,195,000  Riverside CA USD (Property Tax Revenue)ss +/-                                 1.82         08/01/2038       4,195,000
   7,105,000  Riverside County CA Community Facilities District Series 88-4 (Special
              Tax Revenue LOC, KBC Bank LOC)ss +/-                                          1.57         09/01/2014       7,105,000
   2,050,000  Sacramento CA Suburban Water District COP Series A2 (Lease Revenue,
              Allied Irish Bank plc LOC)ss +/-                                              1.54         11/01/2028       2,050,000
   3,700,000  Sacramento CA Water District COP Series A1 (Lease Revenue, Dexia Credit
              Local de France LOC)ss +/-                                                    1.54         11/01/2028       3,700,000
   1,000,000  Sacramento County CA Housing Authority (Housing Revenue, FNMA Insured)
              ss +/-                                                                        1.73         07/15/2029       1,000,000

16 Wells Fargo Advantage Money Market Trusts  Portfolio of Investments--
                                                August 31, 2008 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET TRUST

   PRINCIPAL   SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
------------   ----------------------------------------------------------------------   -------------   -------------   ------------
CALIFORNIA (continued)
$  3,000,000   Sacramento County CA Housing Authority MFHR Arlington Creek Apartment
               Series I (Housing Revenue LOC)ss +/-                                         1.97%       05/15/2034     $ 3,000,000
     860,000   Sacramento County CA Housing Authority MFHR Logan Part Apartments
               Issue E (Housing Revenue, FHLMC Insured)ss +/-                               1.95        05/01/2042         860,000
   4,000,000   Sacramento County CA Housing Authority Oak Valley Apartments Series D
               (MFHR, FNMA Insured)ss +/-                                                   1.90        02/15/2031       4,000,000
   2,300,000   Sacramento County CA Housing Authority Shadwood Apartments Project
               Issue A (MFHR, FHLMC Insured)ss +/-                                          1.97        12/01/2022       2,300,000
     590,000   Sacramento County CA Sanitation District Financing Authority
               (Water & Sewer Revenue)ss +/-                                                1.83        12/01/2035         590,000
   5,000,000   Sacramento County CA Sanitation District Financing Authority
               Subordinate Lien Sacramento Regulation C (Sewer Revenue LOC, Credit
               Agricole Indosuez LOC)ss +/-                                                 1.70        12/01/2030       5,000,000
   1,500,000   San Bernardino County CA Parkview Series A (Housing Revenue,
               FNMA Insured)ss +/-                                                          1.73        02/15/2027       1,500,000
   6,300,000   San Diego CA Community College District ROCS RR II R-9238
               (Property Tax Revenue, First Security Bank LOC)ss +/-                        1.91        08/01/2030       6,300,000
   3,110,000   San Diego CA Housing Authority (MFHR, FNMA Insured)ss +/-                    1.77        11/01/2026       3,110,000
   4,925,000   San Diego CA USD Tax & Anticipation Notes (Property Tax Revenue)             3.00        07/01/2009       4,979,930
   2,700,000   San Diego County & School District Partnership Trans Series B
               (Other Revenue)                                                              3.50        06/30/2009       2,740,948
   1,485,000   San Diego County & School District Partnerships TRAN (Other Revenue)         3.50        06/30/2009       1,508,258
   3,410,000   San Diego County CA Regional Transportation Community Limited Tax
               Series D (Sales Tax Revenue, Dexia Credit Local de France
               LOC)ss +/-                                                                   1.45        04/01/2038       3,410,000
   1,988,500   San Diego County CA Water Authority COP Series I (Water Revenue, MBIA
               Insured)ss +/-                                                               1.99        11/01/2010       1,988,500
   2,690,000   San Francisco CA City & County Airports Commission Second Series 37D
               (Other Revenue, First Security Bank LOC)ss +/-                               1.70        05/01/2030       2,690,000
   2,235,000   San Francisco CA City & County MFHR Carter Terrace Apartments Series B
               (MFHR, Citibank NA LOC)ss +/-                                                1.99        03/01/2036       2,235,000
   3,790,000   San Francisco CA City & County Redevelopment Agency MFHR Leland Polk
               Senior Community Series A (MFHR, Citibank NA LOC)ss +/-                      1.99        12/01/2019       3,790,000
   1,320,000   San Francisco CA City & County Union School District Merlots Series
               D217 (Property Tax Revenue, First Security Bank LOC)ss +/-                   2.05        06/15/2024       1,320,000
   5,000,000   San Jose CA Financing Authority Civic Center Project Series A (Other
               Revenue, Bank of Scotland LOC)ss +/-                                         1.40        06/01/2039       5,000,000
   1,240,000   San Jose CA MFHR Raintree Apartments Series A (MFHR)ss +/-                   1.99        02/01/2038       1,240,000
   4,995,000   San Jose CA RDA Series 3782 (Tax Allocation Revenue)ss +/-                   2.42        08/01/2022       4,995,000
   1,600,000   San Jose CA Redevelopment Agency Tax Allocation ss +/-                       1.95        08/01/2035       1,600,000
   2,500,000   San Leandro CA Carlton Plaza Series A (MFHR, FNMA Insured)ss +/-             1.90        09/15/2032       2,500,000
  11,350,000   Santa Clara CA Subseries A (Electric Revenue, Bank of
               America NA LOC)ss +/-                                                        2.25        07/01/2034      11,350,000
   1,000,000   Santa Clara CA Subseries B (Electric Plant Revenue, Dexia Credit Local
               de France LOC)ss +/-                                                         1.63        07/01/2027       1,000,000
   3,000,000   Santa Clara County CA Financing Authority Multiple Facilities Projects
               Series M (Lease Revenue, Bank of America NA LOC)ss +/-                       1.70        05/15/2035       3,000,000
   2,025,000   Sequoia CA University High School District (Other Revenue, First
               Security Bank LOC)ss +/-                                                     2.09        07/01/2014       2,025,000
   9,090,000   Simi Valley CA CDA Issue A (Housing Revenue)ss +/-                           1.60        05/01/2010       9,090,000
   1,775,000   South Placer Wastewater Authority California Series A (Sewer Revenue,
               State Street Bank & Trust LOC)ss +/-                                         1.65        11/01/2035       1,775,000
     735,000   Southern CA Public Power Authority Project Series 1045 (Electric
               Revenue, AMBAC Insured)ss +/-                                                1.86        07/01/2033         735,000
   4,465,000   Southern CA Public Power Authority Transmission Project Revenue
               (Utilities Revenue, Lloyds TSB Bank plc LOC)ss +/-                           2.10        07/01/2019       4,465,000
   5,050,000   Sweetwater CA Union High School District (Property Tax Revenue, First
               Security Bank LOC)ss +/-                                                     2.16        08/01/2038       5,050,000
   2,800,000   Tahoe Forest CA Hospital District Revenue (Hospital Revenue LOC)
                ss +/-                                                                      2.30        07/01/2033       2,800,000
   2,095,000   Tustin CA USD Series 2561-Z (Other Revenue, First Security Bank LOC)
                ss +/-                                                                      2.49        09/01/2011       2,095,000

Portfolio of Investments--August 31, 2008 (Unaudited)  Wells Fargo Advantage 17
                                                         Money Market Trusts

CALIFORNIA TAX-FREE MONEY MARKET TRUST

   PRINCIPAL   SECURITY NAME                                                           INTEREST RATE   MATURITY DATE      VALUE
------------   ---------------------------------------------------------------------   -------------   -------------   -------------
CALIFORNIA (continued)
$  3,200,000   Union City CA MFHR Housing Mission Sierra Series A
               (Housing Revenue LOC)ss +/-                                                   1.73%       07/15/2029    $  3,200,000
   1,100,000   University of California Series 2475 (Other Revenue,
               JPMorgan Chase LOC)ss +/-                                                     1.82        05/15/2014       1,100,000
   2,600,000   University of California Series K (College &
               University Revenue)                                                           5.30        09/01/2008       2,626,000
   6,000,000   Upland CA Community RDA Sunset Ridge Apartments
               (Housing Revenue, East West Bank LOC)ss +/-                                   1.59        08/01/2037       6,000,000
   2,400,000   Ventura County CA (Other Revenue)                                             3.50        07/01/2009       2,437,134
                                                                                                                        713,049,570
                                                                                                                       ------------
PUERTO RICO: 1.74%
     153,000   Deutsche Bank Spears Lifers Trust Series DBE-627A (Sales
               Tax Revenue, AMBAC Insured)ss +/-                                             1.85        08/01/2049         153,000
   7,835,000   Puerto Rico Commonwealth (Tax Revenue)ss +/-                                  2.50        07/01/2029       7,835,000
   2,605,000   Puerto Rico Commonwealth Highway & Transportation
               Authority Series A (Fuel Sales Tax Revenue, Scotiabank
               LOC)ss +/-                                                                    1.60        07/01/2028       2,605,000
   2,900,000   Puerto Rico Commonwealth Series B (Property Tax Revenue,
               Wachovia Bank LOC)ss +/-                                                      2.15        07/01/2032       2,900,000
                                                                                                                         13,493,000
                                                                                                                       ------------

TOTAL MUNICIPAL BONDS & NOTES (COST $726,542,570)                                                                       726,542,570
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $778,272,570)*                                                        100.20%                                    $778,272,570

Other Assets and Liabilities, Net                                            (0.20)                                      (1,523,790)
                                                                            ------                                     ------------

TOTAL NET ASSETS                                                            100.00%                                    $776,748,780
                                                                            ------                                     ------------

----------
ss These securities are subject to a demand feature which reduces the effective maturity.

+/-     Variable rate investments.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

18 Wells Fargo Advantage Money Market Trusts        Portfolio of Investments--
                                                    August 31, 2008 (Unaudited)


MONEY MARKET TRUST

   PRINCIPAL   SECURITY NAME                                                           INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------------------------   -------------   -------------   -------------
AGENCY NOTES - INTEREST BEARING: 0.91%
$ 14,000,000   FHLB+/-                                                                        2.49%      01/28/2009    $  14,000,000
  16,000,000   FHLB+/-                                                                        2.49       01/30/2009       16,000,000

TOTAL AGENCY NOTES - INTEREST BEARING (COST $30,000,000)                                                                  30,000,000
                                                                                                                       -------------
CERTIFICATES OF DEPOSIT: 4.96%
  31,000,000   ABN AMRO Bank NV (London)+/-                                                   2.85       09/10/2008       31,000,000
  10,000,000   ABN-AMRO Bank NV (New York)+/-                                                 3.01       10/24/2008       10,004,052
  20,500,000   Allied Irish Banks (New York)+/-                                               2.86       09/09/2008       20,500,000
  32,000,000   Bank of Scotland plc (New York)+/-                                             3.22       08/14/2009       32,000,000
  10,000,000   Barclays Bank plc (New York)+/-                                                3.00       04/20/2009       10,000,000
  12,000,000   BNP Paribas (New York)+/-                                                      3.12       02/20/2009       12,000,000
  10,000,000   Fortis Bank (New York)+/-                                                      2.80       10/17/2008       10,000,000
  16,500,000   Natixis (New York)+/-                                                          2.92       12/01/2008       16,500,000
  10,000,000   Natixis (New York)+/-ss                                                        2.99       04/01/2010       10,000,000
  10,000,000   U.S. Bank National Association+/-                                              2.86       04/20/2009       10,000,000
   1,000,000   UniCredito Italiano (New York)+/-                                              3.00       12/08/2008        1,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $163,004,052)                                                                        163,004,052
                                                                                                                       -------------
COMMERCIAL PAPER: 29.77%
   8,000,000   Alpine Securitization Corporation~++                                           2.47       09/25/2008        7,987,376
   9,000,000   Amstel Funding Corporation~++                                                  2.70       09/03/2008        8,999,325
  30,000,000   Amstel Funding Corporation~++                                                  2.73       09/22/2008       29,954,500
  13,000,000   ANZ National International Limited~++                                          3.04       04/20/2009       12,747,511
  10,000,000   ANZ National International Limited~++                                          3.41       06/11/2009        9,732,883
  17,000,000   ASB Finance Limited (London)~++                                                2.75       09/05/2008       16,996,104
   8,000,000   ASB Finance Limited (London)~++                                                3.01       05/07/2009        7,834,784
   8,000,000   Beagle Funding LLC~++                                                          2.85       09/15/2008        7,991,767
  15,000,000   Beagle Funding LLC~++                                                          2.72       09/17/2008       14,983,000
  11,000,000   Belmont Funding LLC~++                                                         2.75       09/04/2008       10,998,319
  28,300,000   Belmont Funding LLC~++                                                         2.75       09/19/2008       28,263,249
  11,000,000   Belmont Funding LLC~++                                                         2.75       09/25/2008       10,980,674
   7,000,000   Bryant Park Funding LLC~++                                                     2.66       09/03/2008        6,999,483
  21,000,000   Bryant Park Funding LLC~++                                                     2.75       09/08/2008       20,990,375
  11,000,000   CAFCO LLC~++                                                                   2.67       09/04/2008       10,998,368
   8,000,000   CAFCO LLC~++                                                                   2.72       09/09/2008        7,995,769
  15,000,000   CAFCO LLC~++                                                                   2.77       09/15/2008       14,984,996
  10,000,000   Caisse Nationale des Caisses d'Epargne et de Prevoyance~++                     2.97       10/21/2008        9,959,575
  16,300,000   Cancara Asset Securitization LLC~++                                            2.54       09/18/2008       16,281,599
  10,000,000   Cancara Asset Securitization LLC~++                                            2.56       09/24/2008        9,984,356
   4,000,000   Chariot Funding LLC~++                                                         2.35       09/05/2008        3,999,217
  25,000,000   Charta LLC~++                                                                  2.50       09/02/2008       25,000,000
  25,000,000   Citibank Credit Card Issue Trust~++                                            2.80       09/12/2008       24,980,556
   3,300,000   Citibank Omni Master Trust~++                                                  2.67       09/03/2008        3,299,755
   4,950,000   Citibank Omni Master Trust~++                                                  2.95       09/10/2008        4,946,755
  26,000,000   Citibank Omni Master Trust~++                                                  2.75       09/19/2008       25,966,236
  15,000,000   Citibank Omni Master Trust~++                                                  2.98       10/23/2008       14,936,675
  28,000,000   Clipper Receivables Company LLC~++                                             2.57       09/02/2008       28,000,000
  26,100,000   Clipper Receivables Company LLC~++                                             2.57       09/03/2008       26,098,137
   6,000,000   Clipper Receivables Company LLC~++                                             2.55       09/04/2008        5,999,150
  12,600,000   Ebbets Funding LLC~++                                                          2.70       09/04/2008       12,598,110
  11,000,000   Ebbets Funding LLC~++                                                          2.70       09/15/2008       10,989,275
  10,000,000   Ebbets Funding LLC~++                                                          2.70       09/18/2008        9,988,000
  19,000,000   Elysian Funding LLC~++                                                         2.60       09/05/2008       18,995,883
   5,000,000   Enterprise Funding LLC~++                                                      2.49       09/08/2008        4,997,925
  40,000,000   Eureka Securitization Corporation~++                                           2.60       09/17/2008       39,956,667

Portfolio of Investments--August 31, 2008               Wells Fargo Advantage 19
  (Unaudited)                                             Money Market Trusts

MONEY MARKET TRUST

   PRINCIPAL   SECURITY NAME                                                           INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------------------------   -------------   -------------   -------------
COMMERCIAL PAPER (continued)
$  6,000,000   Fairway Finance Corporation~++                                               2.51%       09/18/2008    $  5,993,307
   9,500,000   Fortis Funding LLC~++                                                        2.52        09/12/2008       9,493,350
  17,000,000   Fortis Funding LLC~++                                                        2.67        10/07/2008      16,955,953
   6,500,000   Foxboro Funding Limited+/-                                                   3.36        02/06/2009       6,500,000
  24,000,000   Galleon Capital LLC~++                                                       2.60        09/02/2008      24,000,000
  14,000,000   Galleon Capital LLC~++                                                       2.60        09/03/2008      13,998,989
  16,400,000   Galleon Capital LLC~++                                                       2.57        09/04/2008      16,397,658
  11,000,000   Galleon Capital LLC~++                                                       2.58        09/05/2008      10,997,635
   9,000,000   Gemini Securitization Corporation LLC~++                                     2.68        09/02/2008       9,000,000
   9,000,000   Gemini Securitization Corporation LLC~++                                     2.57        09/03/2008       8,999,358
   1,000,000   Gemini Securitization Corporation LLC~++                                     2.79        12/02/2008         992,948
   4,349,000   Grampian Funding LLC~++                                                      2.55        09/24/2008       4,342,223
   5,000,000   Irish Life & Permanent~++                                                    2.54        09/05/2008       4,998,942
   9,000,000   Mazarin Funding Corporation~++                                               2.62        09/09/2008       8,995,415
  11,000,000   MetLife Short Term Funding LLC~++                                            2.65        10/01/2008      10,976,518
   2,000,000   MetLife Short Term Funding LLC~++                                            2.93        12/09/2008       1,984,048
   5,900,000   Mont Blanc Capital Corporation~++                                            2.50        09/03/2008       5,899,590
   3,200,000   Mont Blanc Capital Corporation~++                                            2.59        09/18/2008       3,196,316
  14,000,000   Nationwide Building Society~++                                               2.40        09/04/2008      13,998,133
   5,000,000   Nationwide Building Society~++                                               2.38        09/05/2008       4,999,008
  24,000,000   Nieuw Amsterdam Receivables Corporation~++                                   2.60        09/02/2008      24,000,000
  11,000,000   Park Avenue Receivables~++                                                   2.48        09/05/2008      10,997,727
   4,700,000   Picaros Funding LLC~++                                                       2.53        09/15/2008       4,695,706
   6,000,000   Regency Markets # 1 LLC~++                                                   2.50        09/05/2008       5,998,750
  10,400,000   Regency Markets # 1 LLC~++                                                   2.59        09/15/2008      10,390,274
   1,800,000   Salisbury Receivables Company~                                               2.47        09/04/2008       1,799,753
   2,700,000   Salisbury Receivables Company~++                                             2.52        09/04/2008       2,699,622
   2,000,000   Salisbury Receivables Company~++                                             2.52        09/26/2008       1,996,640
   8,000,000   Scaldis Capital LLC~++                                                       2.58        09/02/2008       8,000,000
   7,000,000   Scaldis Capital LLC~++                                                       2.82        09/12/2008       6,994,517
  15,000,000   Scaldis Capital LLC~++                                                       2.59        09/22/2008      14,978,417
  10,000,000   Societe Generale North America~                                              2.91        10/15/2008       9,965,242
   7,000,000   Solitaire Funding LLC~++                                                     2.52        09/26/2008       6,988,240
  14,000,000   Starbird Funding Corporation~++                                              2.70        09/25/2008      13,975,850
  15,000,000   Starbird Funding Corporation~++                                              2.80        10/03/2008      14,963,833
  10,614,000   Surrey Funding Corporation~++                                                2.65        09/11/2008      10,606,968
  25,250,000   Surrey Funding Corporation~++                                                2.65        09/19/2008      25,218,402
  10,000,000   Swedbank AB~                                                                 2.95        09/11/2008       9,992,625
  14,000,000   Swedbank AB~                                                                 2.96        11/25/2008      13,903,307
   1,000,000   Swedbank AB~                                                                 3.00        11/26/2008         992,917
  12,100,000   Thames Asset Global Securitization~++                                        2.83        09/08/2008      12,094,293
   9,200,000   Thames Asset Global Securitization~++                                        2.55        09/15/2008       9,191,528
   5,000,000   Tulip Funding Corporation~++                                                 2.40        09/05/2008       4,999,000
   6,000,000   UniCredito Italiano Bank of Ireland~++                                       2.93        11/25/2008       5,958,980
  22,000,000   Versailles CDS LLC~++                                                        2.55        09/05/2008      21,995,325
  20,000,000   Victoria Finance LLC+/-~~(a)(i)++                                            4.82        01/17/2008      16,000,000

TOTAL COMMERCIAL PAPER (COST $982,533,563)                                                                             978,533,661
                                                                                                                      ------------
CORPORATE BONDS & NOTES: 4.41%
   1,500,000   ACTS Retirement Life Communities Incorporated+/-ss                           3.00        11/15/2029       1,500,000
  13,700,000   Allied Irish Banks plc+/-++                                                  2.47        11/18/2008      13,700,000
  19,000,000   BES Finance Limited+/-++                                                     2.52        03/02/2009      19,000,000
  20,000,000   Commonwealth Bank Australia+/-++                                             2.50        03/24/2009      20,000,000
  31,000,000   Florida Hurricane Catastrophe+/-                                             2.69        12/12/2008      31,000,000
  24,000,000   Intesa Bank (Ireland) plc+/-++                                               2.49        03/25/2009      24,000,000

20 Wells Fargo Advantage Money Market Trusts    Portfolio of Investments--August
                                                  31, 2008 (Unaudited)


MONEY MARKET TRUST

   PRINCIPAL   SECURITY NAME                                                           INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------------------------   -------------   -------------   -------------
CORPORATE BONDS & NOTES: (continued)
$ 18,000,000   Irish Life & Permanent plc+/-++                                              2.50%        03/20/2009    $ 18,000,000
   7,910,000   Morgan Stanley+/-                                                            2.19         09/15/2008       7,908,466
  10,000,000   Nationwide Building Society+/-++                                             2.52         01/06/2009      10,000,000

TOTAL CORPORATE BONDS & NOTES (COST $145,108,466)                                                                       145,108,466
                                                                                                                       ------------
MUNICIPAL BONDS & NOTES: 1.56%
   4,000,000   Alachua County FL Oak Hammock University of Florida Project Series A
               (HCFR, BNP Paribas LOC)+/-ss                                                 2.45         10/01/2032       4,000,000
   6,000,000   Colorado Housing & Finance Authority Taxable Multifamily Project B II
               (Housing Revenue, FNMA Insured)+/-ss                                         3.00         05/01/2049       6,000,000
  20,600,000   Johnson City TN Health & Educational Facilities Series B (Educational
               Facilities Revenue, Regions Bank)+/-ss                                       2.55         07/01/2033      20,600,000
  12,820,000   Mississippi State Taxable Nissan Project A (GO Unlimited, Bank of
               America NA LOC)+/-ss                                                         2.62         11/01/2028      12,819,405
   4,000,000   New Jersey State Housing & Mortgage Finance Agency Taxable Series 4
               (Housing Revenue, Dexia Credit Local de France LOC)+/-ss                     2.60         11/01/2037       4,000,000
   4,000,000   Ohio State HFA Residential Management Taxable Series I (Housing
               Revenue, GNMA)+/-ss                                                          2.70         09/01/2039       4,000,000
                                                                                                                         51,419,405
                                                                                                                       ------------

TOTAL MUNICIPAL BONDS & NOTES (COST $51,419,405)                                                                         51,419,405
                                                                                                                       ------------
EXTENDABLE BONDS: 6.34%
  27,500,000   Bank of Ireland+/-++                                                         3.05         09/02/2009      27,500,000
  23,000,000   Caisse Nationale des Caisses d'Epargne et de Prevoyance+/-++                 2.77         09/10/2009      23,000,000
  22,500,000   General Electric Capital Corporation+/-                                      2.48         09/09/2009      22,500,000
  14,000,000   HSBC USA Incorporated+/-                                                     3.19         08/14/2009      14,000,000
   7,000,000   IBM International Group Capital+/-++                                         3.03         09/25/2009       7,000,000
  10,000,000   ING USA Global Funding+/-                                                    3.14         09/18/2009      10,000,000
  10,000,000   Irish Life & Permanent plc                                                   2.50         03/20/2009      10,000,000
  12,000,000   Merrill Lynch & Company+/-                                                   2.61         03/18/2009      12,000,000
  30,000,000   Merrill Lynch & Company+/-                                                   2.61         03/24/2009      30,000,000
  37,500,000   Rabobank Nederland+/-++                                                      2.99         09/09/2009      37,500,000
   7,000,000   Royal Bank of Canada+/-++                                                    2.77         09/15/2009       7,000,000
   8,000,000   Svenska Handelsbanken AB+/-++                                                3.15         08/25/2009       8,000,000

TOTAL EXTENDABLE BONDS (COST $208,500,000)                                                                              208,500,000
                                                                                                                       ------------
MEDIUM TERM NOTES: 4.61%
  24,000,000   BNP Paribas+/-                                                               2.77         09/16/2008      24,000,000
  15,000,000   MBIA Global Funding LLC+/-++                                                 3.01         11/18/2008      15,000,000
  10,000,000   Morgan Stanley+/-                                                            2.14         10/31/2008      10,000,000
  24,000,000   Nordea Bank AB+/-++                                                          2.48         09/10/2008      24,000,000
  30,000,000   Northern Rock plc+/-++                                                       2.77         10/08/2008      30,000,000
  10,000,000   Northern Rock plc+/-++                                                       2.53         10/31/2008      10,000,000
  15,000,000   Royal Bank of Scotland Group plc+/-++                                        2.96         09/18/2008      15,000,000
   8,500,000   Santander US Debt SA+/-++                                                    2.85         10/21/2008       8,498,926
  15,000,000   Totta Ireland plc+/-++                                                       2.47         09/05/2008      15,000,000

TOTAL MEDIUM TERM NOTES (COST $151,498,926)                                                                             151,498,926
                                                                                                                       ------------
SECURED MASTER NOTE AGREEMENT: 4.07%
  64,121,000   Bank of America Securities LLC+/-ss(e)                                       2.26                         64,121,000
  69,615,000   Citigroup Global Markets Incorporated+/-ss(e)                                2.25                         69,615,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST $133,736,000)                                                                 133,736,000
                                                                                                                       ------------

Portfolio of Investments--August 31, 2008               Wells Fargo Advantage 21
  (Unaudited)                                             Money Market Trusts


MONEY MARKET TRUST

   PRINCIPAL   SECURITY NAME                                                           INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------------------------   -------------   -------------  --------------
TIME DEPOSITS: 12.87%
$ 55,000,000   Allied Irish Banks plc                                                       2.15%        09/02/2008   $  55,000,000
  55,000,000   Banco Bilbao Vizcaya Argentina SA                                            2.20         09/02/2008      55,000,000
  55,000,000   Bank of Ireland                                                              2.23         09/02/2008      55,000,000
  28,000,000   BNP Paribas Paris                                                            2.15         09/02/2008      28,000,000
  55,000,000   Danske Bank AS Copenhagen                                                    2.15         09/02/2008      55,000,000
  55,000,000   Dexia Credit Local de France                                                 2.18         09/02/2008      55,000,000
  65,000,000   KBC Bank NV Brussels                                                         1.88         09/02/2008      65,000,000
  55,000,000   Societe Generale Paris                                                       2.18         09/02/2008      55,000,000

TOTAL TIME DEPOSITS (COST $423,000,000)                                                                                 423,000,000
                                                                                                                      -------------
REPURCHASE AGREEMENTS: 30.65%
 180,000,000   Bank of America NA - 102% Collateralized By US Government
               Securities (Maturity Value $180,042,600)                                     2.13         09/02/2008     180,000,000
 361,595,533   Barclays Capital Incorporated - 102% Collateralized By US
               Government Securities
               (Maturity Value $361,681,512)                                                2.14         09/02/2008     361,595,533
  27,000,000   Citigroup Global Markets - 102% Collateralized By US
               Government Securities (Maturity Value $27,006,660)                           2.22         09/02/2008      27,000,000
  79,000,000   Credit Suisse First Boston Corporation - 102%
               Collateralized By US Government Securities
               (Maturity Value $79,019,311)                                                 2.20         09/02/2008      79,000,000
  34,000,000   Deutsche Bank Securities - 102% Collateralized
               By US Government Securities
               (Maturity Value $34,008,236)                                                 2.18         09/02/2008      34,000,000
 180,000,000   Greenwich Captial Market Incorporated - 102%
               Collateralized By US Government Securities
               (Maturity Value $180,042,600)                                                2.13         09/02/2008     180,000,000
  34,000,000   JPMorgan Securities - 102% Collateralized By
               US Government Securities (Maturity Value $ 34,008,311)                       2.20         09/02/2008      34,000,000
  70,000,000   Lehman Brothers Commercial - 102% Collateralized
               By US Government Securities
               (Maturity Value $70,019,444)                                                 2.50         09/02/2008      70,000,000
  42,000,000   Merrill Pierce Fenner & Smith - 102%
               Collateralized By US Government Securities
               (Maturity Value $42,010,267)                                                 2.20         09/02/2008      42,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,007,595,533)                                                                     1,007,595,533
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,296,395,945)*                                                       100.15%                                 $3,292,396,043

Other Assets and Liabilities, Net                                             (0.15)                                     (4,895,936)
                                                                             ------                                  --------------

TOTAL NET ASSETS                                                             100.00%                                 $3,287,500,107
                                                                             ------                                  --------------

----------

+/-    Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ Zero coupon bond. Interest rate presented is yield to maturity.

~~ This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)    Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(e)   The security is a private placement with no stated maturity date.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

22 Wells Fargo Advantage Money Market Trusts    Portfolio of Investments--August
                                                  31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET TRUST

   PRINCIPAL   SECURITY NAME                                                           INTEREST RATE   MATURITY DATE      VALUE
------------   ---------------------------------------------------------------------   -------------   -------------   -------------
COMMERCIAL PAPER: 5.44%
$    850,000   American Municipal Power Ohio                                              1.68%          12/01/2008    $    850,000
   1,225,000   Boston Water & Sewer                                                       1.57           10/07/2008       1,225,000
   1,000,000   Illinois Finance Authority                                                 1.75           01/06/2009       1,000,000
   1,400,000   Massachusetts Health & Educational Facilities Authority                    1.60           10/07/2008       1,400,000
   2,500,000   Rochester MN Health Care Series 00-B                                       1.55           11/10/2008       2,500,000
   3,000,000   Rochester MN Health Care Series 92-B                                       1.55           11/10/2008       3,000,000
   1,945,000   San Antonio Electric & Gas                                                 1.95           09/04/2008       1,945,000
     750,000   San Antonio Electric & Gas                                                 1.65           10/07/2008         750,000
   1,300,000   Texas Department of Transportation                                         1.60           10/08/2008       1,300,000
     615,000   University of Texas Permanent University Fund                              1.65           10/15/2008         615,000
   2,250,000   University of Texas Permanent University Fund                              1.50           10/16/2008       2,250,000
   1,145,000   University of Texas Permanent University Fund                              1.70           11/07/2008       1,145,000

TOTAL COMMERCIAL PAPER (COST $17,980,000)                                                                                17,980,000
                                                                                                                       ------------
MUNICIPAL BONDS & NOTES: 94.43%

ARIZONA: 0.20%
     670,000   Maricopa County AZ IDA Series A (Housing Revenue,
               FNMA Insured)ss +/-                                                         2.00           04/15/2030        670,000
                                                                                                                       ------------
COLORADO: 1.84%
   1,535,000   Aurora CO Centretech Metropolitan District (Other Revenue, US Bank
               NA LOC)ss +/-                                                               1.84           12/01/2028      1,535,000
   2,000,000   Denver CO City & County Western Stock Show Project (IDR, US Bank
               NA LOC)ss +/-                                                               1.86           07/01/2029      2,000,000
   1,905,000   Fitzsimons RDA Colorado University Physicians Incorporated
               (College & University Revenue, Allied Irish Bank plc LOC)ss +/-             1.90           01/01/2025      1,905,000
     650,000   South Glenn CO Metropolitan District (Other Revenue, Banque Nationale
               Paris LOC)ss +/-                                                            1.89           12/01/2030        650,000
                                                                                                                          6,090,000
                                                                                                                       ------------
DISTRICT OF COLUMBIA: 1.12%
   2,415,000   Deutsche Bank Spears Lifers Trust Series DB-507 (Other Revenue, FGIC
               Insured)ss +/-                                                              1.88           12/01/2034      2,415,000
   1,295,000   Deutsche Bank Spears Lifers Trust Series DB-578 (Other Revenue, MBIA
               Insured)ss +/-                                                              1.88           02/01/2030      1,295,000
                                                                                                                          3,710,000
                                                                                                                       ------------
FLORIDA: 10.51%
   1,490,000   Brevard County FL Wuesthoff Memorial Hospital Project (Health
               Facilities Financing Authority Revenue, Wachovia Bank LOC)ss +/-            1.85           08/01/2031      1,490,000
     550,000   Capital Transfer Agency Florida Portofino Villas Series A (Other
               Revenue, FNMA Insured)ss +/-                                                2.00           04/15/2036        550,000
   6,000,000   Collier County FL Educational Facilities Authority (College &
               University Revenue, Fifth Third Bank LOC)ss +/-                             1.86           10/01/2036      6,000,000
   8,000,000   Florida Gas Supply Project #2-A-2 (Utilities Revenue)ss +/-                 1.90           11/01/2026      8,000,000
   2,000,000   Florida HFA (MFHR, FHLMC Insured)ss +/-                                     1.94           12/01/2013      2,000,000
     340,000   Fort Lauderdale FL Ann Storck Center Incorporated Project (HCFR,
               Wachovia Bank LOC)ss +/-                                                    2.05           12/01/2014        340,000
   1,215,000   Hillsborough County FL School Board COP Series C (Lease Revenue, MBIA
               Insured)ss +/-                                                              2.55           07/01/2030      1,215,000
   2,405,000   Orange County FL Central Florida YMCA Project Series A (IDR, Bank of
               America NA LOC)ss +/-                                                       1.92           05/01/2027      2,405,000
   1,295,000   Orange County FL School Board COP Series A Prerefunded (GO - School
               Districts, MBIA Insured)ss                                                  5.25           08/01/2009      1,349,192
   1,165,000   Palm Beach County FL Norton Gallery Incorporated (College &
               University  Revenue, Northern Trust Corporation LOC)ss +/-                  1.85           05/01/2025      1,165,000
     660,000   Port of Saint Joe FL (Water & Sewer Revenue, Regions Bank LOC)
               ss +/-                                                                      1.87           12/01/2038        660,000
   2,600,000   Sarasota County FL Planned Parenthood Incorporated Project (Other
               Revenue, Wachovia Bank LOC)ss +/-                                           1.87           10/01/2041      2,600,000
   2,900,000   Sarasota County FL Public Hospital District (Hospital Revenue, AMBAC
               Insured)ss +/-                                                              1.81           07/01/2037      2,900,000
   4,050,000   University of South Florida Financing Corporation (Lease Revenue,
               Wachovia Bank LOC)ss +/-                                                    1.80           07/01/2037      4,050,000
                                                                                                                         34,724,192
                                                                                                                       ------------

Portfolio of Investments--August 31, 2008               Wells Fargo Advantage 23
  (Unaudited)                                             Money Market Trusts

NATIONAL TAX-FREE MONEY MARKET TRUST

   PRINCIPAL   SECURITY NAME                                                           INTEREST RATE   MATURITY DATE       VALUE
------------   ---------------------------------------------------------------------   -------------   -------------   -------------
GEORGIA: 5.13%
$  4,350,000   Atlanta GA (Water & Sewer Revenue, Wachovia Bank LOC)ss +/-                  1.82%        11/01/2041    $  4,350,000
   4,700,000   Cobb County GA (Property Tax Revenue)                                        2.25         12/31/2008       4,710,667
   5,400,000   Dekalb County Newtown Gwinett County GA Joint Real Estate Student I
               (College & University Revenue, Wachovia Bank LOC)ss +/-                      1.90         06/01/2035       5,400,000
   2,325,000   Fulton County GA Residential Care Facilities First Mortgage Lenbrook
               Project C (Hospital Revenue, Bank of Scotland LOC)ss +/-                     1.85         07/01/2017       2,325,000
     145,000   Heard County GA Development Authority Ower Wansley
               (Other Revenue)ss +/-                                                        2.50         09/01/2029         145,000
                                                                                                                         16,930,667
                                                                                                                       ------------
IDAHO: 0.80%
   2,615,000   Idaho State Tax Anticipation Notes (Property Tax Revenue)                    3.00         06/30/2009       2,642,117
                                                                                                                       ------------
ILLINOIS: 4.75%
   2,755,000   Channahon IL Morris Hospital Series A (HCFR,
               US Bank NA LOC)ss +/-                                                        1.90         12/01/2023       2,755,000
   3,160,000   Deutsche Bank Spears Lifers Trust Series DB-502 (Other Revenue,
               First Security Bank LOC)ss +/-                                               2.00         01/01/2033       3,160,000
     300,000   Illinois Development Finance Authority Loyala Academy Project
               (Private School Revenue, JPMorgan Chase Bank LOC)ss +/-                      1.87         10/01/2031         300,000
   1,000,000   Illinois Development Finance Authority Revenue Christian Heritage
               Academy US Bank NA LOC (Private School Revenue LOC)ss +/-                    3.20         12/01/2021       1,000,000
   1,500,000   Illinois Development Finance Authority Roosevelt University Project
               (College & University Revenue, JPMorgan Chase Bank LOC)ss +/-                1.87         04/01/2025       1,500,000
   2,515,000   Illinois Educational Facilities Authority Newberry Library Project
               (Other Revenue, Northern Trust Corporation LOC)ss +/-                        1.98         03/01/2028       2,515,000
     375,000   Illinois Finance Authority Bradley University Series B (Other
               Revenue, Northern Trust Corporation LOC)ss +/-                               2.00         04/01/2038         375,000
     500,000   Illinois Finance Authority Lake County Family YMCA
               (Other Revenue)ss +/-                                                        1.87         11/01/2037         500,000
     500,000   Illinois Finance Authority Xavier University (College & University
               Revenue, Lasalle National Bank NA LOC)ss +/-                                 1.90         10/01/2033         500,000
   1,800,000   Illinois State Series 660 (Property Tax Revenue,
               AMBAC Insured)ss +/-                                                         2.34         11/01/2012       1,800,000
   1,300,000   Illinois State Series G (GO States, Territories)ss +/-                       1.96         05/01/2012       1,300,000
                                                                                                                         15,705,000
                                                                                                                       ------------
INDIANA: 5.86%
   4,790,000   Indiana Advance Funding Program Notes Series A (Other Revenue)               3.00         01/30/2009       4,807,342
   3,000,000   Indiana Health & Educational Facilities Financing Authority Clarian
               Health Series C (Other Revenue, Branch Banking & Trust)ss +/-                1.60         02/15/2030       3,000,000
   1,295,000   Indiana HFFA Revenue Fayette Memorial Hospital Association Series A
               (HCFR, US Bank NA LOC)ss +/-                                                 2.48         10/01/2032       1,295,000
   5,300,000   Indiana State Development Finance Authority Cathedral High School
               (Private School Revenue, Fifth Third Bank LOC)ss +/-                         2.48         09/01/2026       5,300,000
   1,500,000   Indiana State Educational Facilities Authority Revenue St. Mary
               Project (College & University Revenue, Bank One Indiana NA LOC)
               ss +/-                                                                       2.85         02/15/2026       1,500,000
     470,000   Indiana State University of Indianapolis (College & University
               Revenue, Fifth Third Bank LOC)ss +/-                                         2.48         10/01/2030         470,000
   3,000,000   Indianapolis IN Gas Utility Series D208 (Other Revenue, Guarantee
               Agreement)ss +/-
                                                                                            1.92         08/15/2027       3,000,000
                                                                                                                         19,372,342
                                                                                                                       ------------
IOWA: 2.20%
   5,245,000   Iowa Finance Authority Care Initiatives Project (Other Revenue, KBC
               Bank NV LOC)ss +/-                                                           2.45         11/01/2026       5,245,000
     435,000   Iowa Finance Authority Holy Family Catholic Schools (Educational
               Facilities Revenue, Allied Irish Bank plc LOC)ss +/-                         2.48         03/01/2036         435,000
   1,285,000   Iowa Finance Authority Student Housing Des Moines LLC Project A
               (Housing Revenue, Citibank NA LOC)ss +/-                                     1.87         06/01/2039       1,285,000

24 Wells Fargo Advantage Money Market Trusts        Portfolio of Investments--
                                                     August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET TRUST

 PRINCIPAL   SECURITY NAME                                                                INTEREST RATE  MATURITY DATE     VALUE
-----------  --------------------------------------------------------------------------  --------------  -------------  -----------
IOWA  (continued)
$  300,000  Iowa Higher Education Loan Authority Private College Dubuque Project
             (College & University Revenue, Northern Trust Corporation LOC)ss +/-              2.48%      05/01/2029     $  300,000
                                                                                                                          7,265,000
                                                                                                                        -----------

KENTUCKY: 1.12%
 2,400,000  Jefferson County KY Industrial Development (Industrial Development
            Revenue, UBS AG LOC)ss +/-                                                         1.93       08/01/2021      2,400,000
 1,275,000  Kentucky Asset Liability Commission TRAN Series A (Other Revenue)                  3.00       06/25/2009      1,287,394
                                                                                                                          3,687,394
                                                                                                                        -----------

 LOUISIANA: 2.55%
 1,110,000  Louisiana HFA Woodward (Housing Revenue, FHLB Insured)ss +/-                       1.94       09/01/2033      1,110,000
 2,300,000  Louisiana Local Government Environmental Facilities CDA Laship LLC
            Project (IDR, Regions Bank LOC)ss +/-                                              1.85       09/01/2036      2,300,000
 5,000,000  Louisiana State Gas & Fuels Tax Class A (Sales Tax Revenue, First
            Security Bank LOC)ss +/-                                                           1.95       05/01/2035      5,000,000
                                                                                                                          8,410,000
                                                                                                                        -----------

 MAINE: 0.24%
   780,000  Puttable Floating Option Tax Exempt Receipts 529 (Other Revenue)ss +/-             1.93       12/01/2010        780,000
                                                                                                                        -----------

 MASSACHUSETTS: 0.48%
 1,600,000  Massachusetts State Development Finance Agency Buckingham Brown & Nichols
            (Economic Development Revenue, JPMorgan Chase Bank LOC)ss +/-                      1.87       06/01/2036      1,600,000
                                                                                                                        -----------

 MICHIGAN: 4.38%
 3,800,000  ABN AMRO Munitops Certificates Trust 2003-35 Michigan (Lease Revenue,
            MBIA Insured)ss +/-                                                                3.34       10/15/2011      3,800,000
 3,000,000  Detroit MI City School District (Other Revenue, FGIC Insured)ss +/-                1.98       05/01/2033      3,000,000
 4,660,000  Michigan Municipal Bond Authority Series A-2 (Other Revenue, Dexia Credit
            Local de France LOC)                                                               3.00       08/20/2009      4,717,434
 1,000,000  Michigan State Hospital Finance Authority Holland Community Hospital
            Series B (Hospital Revenue, Bank One Michigan LOC)ss +/-                           1.88       01/01/2034      1,000,000
 1,965,000  Michigan State Strategic Fund Limited Obligation de la Salle Collegiate
            Project (College & University Revenue, Fifth Third Bank LOC)ss +/-                 1.88       06/01/2031      1,965,000
                                                                                                                         14,482,434
                                                                                                                        -----------

 MINNESOTA: 13.20%
 2,825,000  ABN AMRO Munitops CFFS Trust 2007-7 Minnesota (Property Tax Revenue,
            MBIA Insured)ss +/-                                                                2.24       02/01/2015      2,825,000
   930,000  Andover MN Presbyterian Homes Incorporated Project (Housing Revenue,
            FNMA Insured)ss +/-                                                                2.00       11/15/2033        930,000
   100,000  Burnsville MN Berkshire Project Series A (MFHR, FNMA Insured)ss +/-                2.00       07/15/2030        100,000
   925,000  Center City MN Hazelden Foundation Project (HCFR, Bank of New York
            LOC)ss +/-                                                                         2.45       11/01/2035        925,000
 1,660,000  Dakota County MN CDA Catholic Finance Corporation (Economic Development
            Revenue, US Bank NA LOC)ss +/-                                                     1.89       01/01/2012      1,660,000
   535,000  Deutsche Bank Spears Lifers Trust Series DB-489 (Other Revenue, AMBAC
            Insured)ss +/-                                                                     1.92       01/01/2030        535,000
   135,000  Inver Grove Heights MN Inver Grove Incorporated Project (Housing Revenue,
            FNMA Insured)ss +/-                                                                2.00       05/15/2035        135,000
 8,080,000  Minneapolis & Saint Paul MN Housing & RDA Childrens Hospitals Clinic
            Series A (Other Revenue, First Security Bank LOC)ss +/-                            2.60       08/15/2037      8,080,000
 7,500,000  Minneapolis & Saint Paul MN Housing & RDA Series B1 (Healthcare
            Facilities Revenue, Bank of New York LOC)ss +/-                                    1.75       11/15/2034      7,500,000
 4,525,000  Minneapolis St. Paul MN Housing & RDA Childrens Health Care Series B
            (HCFR, First Security Bank LOC)ss +/-                                              2.60       08/15/2025      4,525,000

Portfolio of Investments--August 31, 2008               Wells Fargo Advantage 25
  (Unaudited)                                             Money Market Trusts

NATIONAL TAX-FREE MONEY MARKET TRUST

 PRINCIPAL  SECURITY NAME                                                               INTEREST RATE  MATURITY DATE      VALUE
----------  --------------------------------------------------------------------------  -------------  -------------  -------------
MINNESOTA (continued)
$ 5,910,000  Minnesota Agriculture & Economic Development Board Health Care Facility
             Essential C4 (HCFR, Guarantee Agreement)ss +/-                                    2.60%      02/15/2030  $   5,910,000
  1,020,000  Minnesota State HEFAR Scholastica Series 6A (Housing Revenue, Marshall &
             Isley Bank LOC)ss +/-                                                             2.45       12/01/2034      1,020,000
    215,000  Minnesota State HEFAR Trustees Hamline University Series 6E3 (College &
             University Revenue, Harris Trust Savings Bank LOC)ss +/-                          1.86       10/01/2016        215,000
  4,000,000  Minnesota State University of St. Thomas Series 5L (College & University
             Revenue, Allied Irish Bank plc LOC)ss +/-                                         1.85       04/01/2027      4,000,000
  3,040,000  Rosewell MN Roswell LLC Project Series A (College & University
             Revenue)ss +/-                                                                    1.87       07/01/2036      3,040,000
  2,190,000  St. Paul MN Public Radio Project Series 7 (Other Revenue, Allied Irish
             Bank plc LOC)ss +/-                                                               2.45       05/01/2025      2,190,000
                                                                                                                         43,590,000
                                                                                                                       ------------

MISSOURI: 3.25%
  1,000,000  ABN AMRO Munitops Certificates Trust 2006-90 (College & University
             Revenue, ABN AMRO Bank NV LOC)ss +/-                                              1.83       01/15/2015      1,000,000
    810,000  Independence MO IDA The Mansions Project (MFHR, FHLMC Insured)ss +/-              1.93       08/01/2035        810,000
  1,130,000  Jackson County MO IDA Kansas City Hospice (Other Revenue, Fifth Third
             Bank LOC)ss +/-                                                                   1.90       01/01/2030      1,130,000
    250,000  Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation (Other
             Revenue LOC)ss +/-                                                                2.45       04/01/2027        250,000
  1,345,000  Kansas City MO IDA Revenue Ewing Marion Kauffman Series A (College &
             University Revenue LOC)ss +/-                                                     2.45       04/01/2027      1,345,000
  3,025,000  Kansas City MO Special Obligation Roe Bartle Series E (Tax Revenue, Bank
             of America NA LOC)ss +/-                                                          1.81       04/15/2034      3,025,000
  1,700,000  Missouri State HEFA (College & University Revenue, JPMorgan Chase Bank
             LOC)ss +/-                                                                        3.20       03/01/2040      1,700,000
    330,000  Missouri State HEFA Southwest Baptist University Project (HCFR, Bank of
             America NA LOC)ss +/-                                                             2.48       10/01/2033        330,000
  1,155,000  Missouri State Public Utilities Community (Other Revenue)                         4.75       09/01/2008      1,155,000
                                                                                                                         10,745,000
                                                                                                                       ------------

NEVADA: 1.17%
    595,000  Clark County NV Economic Development Opportunity Village Foundation
             Project (Other Revenue, Allied Irish Bank plc LOC)ss +/-                          1.85       01/01/2037        595,000
   1,705,000 Las Vegas NV Economic Development (Other Revenue, Bank of New York
             LOC)ss +/-                                                                        1.85       10/01/2035      1,705,000
  1,565,000  Truckee Meadows NV Water Authority Series 1879 (Water Revenue, First
             Security Bank LOC)ss +/-                                                          2.34       07/01/2014      1,565,000
                                                                                                                          3,865,000
                                                                                                                       ------------

NEW HAMPSHIRE: 2.66%
    620,000  New Hampshire HEFA Crotched Mountain Rehabilitation (HFFA Revenue, Allied
             Irish Bank plc LOC)ss +/-                                                         1.86       01/01/2037        620,000
  1,940,000  New Hampshire HEFA Health Care Series A (Other Revenue, JPMorgan Chase
             Bank LOC)ss +/-                                                                   1.90       01/01/2030      1,940,000
  4,900,000  New Hampshire HEFA St. Anselm College (Other Revenue, Citizens Bank
             LOC)ss +/-                                                                        2.45       06/01/2038      4,900,000
  1,315,000  New Hampshire State Business Finance Authority Alice Peck Day Health
             System (Housing Revenue, TD Banknorth NA)ss +/-                                   2.45       10/01/2043      1,315,000
                                                                                                                          8,775,000
                                                                                                                       ------------

NEW JERSEY: 0.30%
    990,000  Puttable Floating Option Tax Exempt Receipts 4036 (Transportation
             Revenue, AMBAC Insured)ss +/-                                                     1.83       01/01/2025        990,000
                                                                                                                       ------------

NEW MEXICO: 0.70%
    800,000  New Mexico Finance Authority State Subseries B2 (Other Revenue, UBS AG
             LOC)ss +/-                                                                        1.90       12/15/2026        800,000
  1,495,000  University of New Mexico Series 2498 (College & University Revenue,
             First Security Bank LOC)ss +/-                                                    2.14       06/01/2015      1,495,000
                                                                                                                          2,295,000
                                                                                                                       ------------

26 Wells Fargo Advantage Money Market Trusts       Portfolio of Investments--
                                                     August 31, 2008 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET TRUST

 PRINCIPAL   SECURITY NAME                                                                INTEREST RATE  MATURITY DATE    VALUE
----------   --------------------------------------------------------------------------  --------------  -------------  ------------
NEW YORK: 0.74%
$ 1,100,000  New York TSASC Incorporated Series 1 Prerefunded (Other Revenue)ss                6.25%         07/15/2009  $ 1,153,127
  1,275,000  Tobacco Settlement Financing Corporation New York Series 4508 (Other
             Revenue, AMBAC Insured)ss +/-                                                     1.87          06/01/2021    1,275,000
                                                                                                                           2,428,127
                                                                                                                         -----------
OHIO: 4.35%
  2,035,000  ABN AMRO Munitops Certificates Trust 2004-4 Ohio (College & University
             Revenue, AMBAC Insured)ss +/-                                                     3.34          06/01/2012    2,035,000
  2,000,000  Butler County OH Hospital Facilities Cincinnati Childrens Series O
             (Healthcare Facilities Revenue, Fifth Third Bank LOC)ss +/-                       1.81          05/15/2036    2,000,000
  2,335,000  Franklin County OH Chelsea First Community Village Project (HFFA Revenue,
             Bank of America NA LOC)ss +/-                                                     1.93          03/01/2036    2,335,000
  1,895,000  Hamilton OH Affordable Housing Series B (Housing Revenue, FHLB
             Insured)ss +/-                                                                    1.99          01/01/2035    1,895,000
  1,110,000  Independence OH Economic Development Series 2001 (IDR, US Bank NA
             LOC)ss +/-                                                                        2.03          12/01/2016    1,110,000
  5,000,000  Williams County OH Hospital Facilities Community Hospitals & Wellness
             Center (Other Revenue, Fifth Third Bank LOC)ss +/-                                1.86          01/01/2041    5,000,000
                                                                                                                          14,375,000
                                                                                                                         -----------
OREGON: 0.24%
    800,000  Oregon State Series A (Property Tax Revenue)                                     3.00           06/30/2009      808,428
                                                                                                                         -----------
PENNSYLVANIA: 5.30%
  5,000,000  Dauphin County PA General Authority School District Pooled Financing
             Program II (Other Revenue, Bank of Nova Scotia)ss +/-                             1.84          09/01/2032    5,000,000
  2,350,000  Delaware County PA Authority Elwyn Project Series B (Other Revenue,
             Wachovia Bank LOC)ss +/-                                                          2.45          06/01/2020    2,350,000
    450,000  Pennsylvania State HEFAR Honeysuckle Student Holding Series A (College &
             University Revenue, Allied Irish Bank plc LOC)ss +/-                              1.84          07/01/2034      450,000
  3,880,000  Pennsylvania State HEFAR Series B (College & University Revenue
             LOC)ss +/-                                                                        1.90          06/01/2035    3,880,000
    830,000  Pennsylvania State HEFAR Student Housing Revenue Series A (Other Revenue
             LOC)ss +/-                                                                        1.86          11/01/2036      830,000
  5,000,000  Southeastern PA Transportation Authority (Transportation Revenue, PNC
             Bank NA)ss +/-                                                                    1.82          03/01/2022    5,000,000
                                                                                                                          17,510,000
                                                                                                                         -----------
SOUTH CAROLINA: 2.81%
  8,000,000  ABN AMRO Munitops Certificates Trust 2002-32 (Fuel Sales Tax Revenue,
             AMBAC Insured)ss +/-                                                              3.34          10/01/2010    8,000,000
  1,295,000  South Carolina State Public Services Authority (Other Revenue, MBIA
             Insured)ss +/-                                                                    1.78          01/01/2022    1,295,000

                                                                                                                           9,295,000
                                                                                                                         -----------
SOUTH DAKOTA: 1.97%
  6,495,000  South Dakota Housing Development Authority (Multi-Family Housing Revenue,
             FNMA Insured)ss +/-                                                               1.94          02/15/2031    6,495,000
                                                                                                                         -----------

TENNESSEE: 0.58%
  1,900,000  Chattanooga TN Industrial Development Board (IDR, AMBAC Insured)ss +/-            1.89          10/01/2027    1,900,000
                                                                                                                         -----------

TEXAS: 8.04%
  1,800,000  ABN AMRO Munitops Certificates Trust 2006-55 (Property Tax Revenue,
             Permanent School Fund Guaranteed)ss +/-                                           1.83          02/01/2014    1,800,000
  6,260,000  Austin TX Subseries A (Tax Revenue, Dexia Credit Local de France
             LOC)ss +/-                                                                        1.80          11/15/2029    6,260,000
  2,260,000  Austin TX Subseries B (Tax Revenue, Dexia Credit Local de France
             LOC)ss +/-                                                                        1.90          11/15/2029    2,260,000
  4,000,000  Cypress Fairbanks TX Independent School District (Property Tax Revenue,
             Citibank NA LOC)ss +/-                                                            1.79          02/15/2035    4,000,000
  1,000,000  Deutsche Bank Spears Lifers Trust Series DB-514 (Other Revenue, Permanent
             School Fund Guaranteed)ss +/-                                                     1.88          02/15/2038    1,000,000

Portfolio of Investments--August 31, 2008               Wells Fargo Advantage 27
  (Unaudited)                                             Money Market Trusts

NATIONAL TAX-FREE MONEY MARKET TRUST

 PRINCIPAL      SECURITY NAME                                                       INTEREST RATE  MATURITY DATE         VALUE
----------      -----------------------------------------------------------------   -------------  --------------   ----------------
TEXAS (continued)
  $    500,000  Harris County TX TRAN (Property Tax Revenue)                              3.00%        02/26/2009    $       503,457
       200,000  Houston TX Finance Corporation ROCS RR II R-850 (Housing
                Revenue, FHLMC Insured)ss +/-                                             1.80         05/01/2033            200,000
     1,100,000  Houston TX Series SG 139 (College & University Revenue, Societe
                Generale LOC)ss +/-                                                       1.85         11/15/2029          1,100,000
     2,495,000  Houston TX Water & Sewer System (Water & Sewer Revenue, MBIA
                Insured)ss +/-                                                            2.06         12/01/2023          2,495,000
     2,000,000  Katy TX Independent School District Series D220 (Property Tax
                Revenue, Wachovia Bank LOC)ss +/-                                         1.92         02/15/2028          2,000,000
     1,240,000  Lubbock TX (Other Revenue, First Security Bank LOC)ss +/-                 1.96         02/15/2027          1,240,000
     2,400,000  Port Arthur TX Naval District Series C (IDR, Guarantee
                Agreement)ss +/-                                                          1.85         04/01/2027          2,400,000
     1,300,000  Texas State TRAN (GO - States, Territories)                               3.00         08/28/2009          1,317,412
                                                                                                                          26,575,869
                                                                                                                       -------------

WASHINGTON: 1.75%
       420,000  Everett WA (Property Tax Revenue LOC, Bank of America NA
                LOC)ss +/-                                                                1.95         12/01/2021            420,000
       245,000  King County WA Housing Authority Series A (Housing Revenue,
                FHLMC Insured)ss +/-                                                      1.90         07/01/2035            245,000
     5,130,000  Seattle WA Solid Waste Series 2202 (Solid Waste Revenue, MBIA
                Insured)ss +/-                                                            2.04         02/01/2029          5,130,000
                                                                                                                           5,795,000
                                                                                                                       -------------

WEST VIRGINIA: 1.82%
     6,000,000  West Virginia State Parkways Economic Development & Tourism
                Authority (Other Revenue, General Obligation of Authority)ss +/-          1.82         04/15/2019          6,000,000
                                                                                                                       -------------

WISCONSIN: 3.56%
     5,030,000  Wisconsin State HEFA Meriter Hospital Incorporated Project
                (HCFR, Marshall & Isley Bank LOC)ss +/-                                   2.48         12/01/2032          5,030,000
     2,480,000  Wisconsin State HEFAR Bay Area Medical Center Incorporated
                (HCFR, Marshall & Isley Bank LOC)ss +/-                                   2.48         02/01/2038          2,480,000
       495,000  Wisconsin State HEFAR Hospice Care Holdings Incorporated (HCFR
                LOC)ss +/-                                                                1.84         05/01/2030            495,000
     3,750,000  Wisconsin State HEFAR Meriter Retirement Services Series A
                (Other Revenue, KBC Bank NV LOC)ss +/-                                    1.90         03/01/2038          3,750,000
                                                                                                                          11,755,000
                                                                                                                       -------------
WYOMING: 0.81%
     2,675,000  Sweetwater County WY Pacific Corporation Project Series A (PCR,
                Barclays Bank plc LOC)ss +/-                                              1.84         07/01/2015          2,675,000
                                                                                                                       -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $311,941,570)                                                                        311,941,570
                                                                                                                       -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $329,921,570)*                                                99.87%                                             $ 329,921,570

Other Assets and Liabilities, Net                                    0.13                                                    438,450
                                                                   ------                                              -------------

TOTAL NET ASSETS                                                   100.00%                                             $ 330,360,020
                                                                   ------                                              -------------

---------------
ss These securities are subject to a demand feature which reduces the effective maturity.

+/-     Variable rate investments.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

28 Wells Fargo Advantage Money Market Trusts     Statements of Assets and
                                                   Liabilities--August 31, 2008
                                                   (Unaudited)


                                                                                       California                        National
                                                                                     Tax-Free Money       Money       Tax-Free Money
                                                                                      Market Trust     Market Trust     Market Trust
                                                                                     --------------  ---------------  --------------
ASSETS
    Investments
        In securities, at market value ...........................................   $  778,272,570  $ 2,284,800,510  $ 329,921,570
        Repurchase Agreements ....................................................                0    1,007,595,533              0
                                                                                     ----------------------------------------------
    Total investments at market value (see cost below) ...........................      778,272,570    3,292,396,043    329,921,570
                                                                                     ----------------------------------------------
    Cash .........................................................................           78,812           50,000         89,843
    Receivables for dividends and interest .......................................        1,994,681        3,373,197        929,373
                                                                                     ----------------------------------------------
Total assets .....................................................................      780,346,063    3,295,819,240    330,940,786
                                                                                     ----------------------------------------------

LIABILITIES
    Payable for investments purchased ............................................        2,345,202        1,000,000              0
    Dividends payable ............................................................        1,034,208        6,694,405        512,525
    Payable to investment advisor and affiliates (Note 3) ........................          130,153          564,078         53,051
    Accrued expenses and other liabilities .......................................           87,720           60,650         15,190
                                                                                     ----------------------------------------------
Total liabilities ................................................................        3,597,283        8,319,133        580,766
                                                                                     ----------------------------------------------
TOTAL NET ASSETS .................................................................   $  776,748,780  $ 3,287,500,107  $ 330,360,020
                                                                                     ==============================================

NET ASSETS CONSIST OF
    Paid-in capital ..............................................................   $  776,651,759  $ 3,291,800,497  $ 330,359,456
    Undistributed net investment income (loss) ...................................             (386)               1            921
    Undistributed net realized gain (loss) on investments ........................           97,407         (300,489)          (357)
    Net unrealized appreciation (depreciation) of investments ....................                0       (3,999,902)             0
                                                                                     ----------------------------------------------
TOTAL NET ASSETS .................................................................   $  776,748,780  $ 3,287,500,107  $ 330,360,020
                                                                                     ==============================================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
    Net assets ...................................................................   $  776,748,780  $ 3,287,500,107  $ 330,360,020
    Shares outstanding ...........................................................      776,639,083    3,291,878,819    330,352,892
    Net asset value and offering price per share .................................   $         1.00  $          1.00  $        1.00
                                                                                     ----------------------------------------------

Investments at cost ..............................................................   $  778,272,570  $ 3,296,395,945  $ 329,921,570
                                                                                     ----------------------------------------------

-----------
(1)   Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the                 Wells Fargo Advantage Money 29
 Six Months Ended August 31, 2008                   Market Trusts
 (Unaudited)


                                                                                       California                        National
                                                                                     Tax-Free Money       Money       Tax-Free Money
                                                                                      Market Trust     Market Trust    Market Trust
                                                                                     --------------  ---------------  --------------
INVESTMENT INCOME
    Interest .....................................................................   $    6,894,017  $    47,860,269  $   3,404,952
                                                                                     ----------------------------------------------
Total investment income ..........................................................        6,894,017       47,860,269      3,404,952
                                                                                     ----------------------------------------------

EXPENSES
    Administration fees ..........................................................          602,106        2,948,983        274,000
    Custody fees .................................................................           70,836          346,939         32,235
    Accounting fees ..............................................................           24,463           87,048         15,602
    Professional fees ............................................................            1,553           14,689          9,151
    Registration fees ............................................................            1,226           17,409         12,309
    Shareholder reports ..........................................................            1,621           23,536          2,765
    Trustees' fees ...............................................................            4,323            4,323          4,323
    Other fees and expenses ......................................................            2,659           16,062          2,297
                                                                                     ----------------------------------------------
Total expenses ...................................................................          708,787        3,458,989        352,682
                                                                                     ----------------------------------------------
LESS
    Waived fees and reimbursed expenses (Note 3) .................................           (6,792)            (498)       (30,329)
    Net expenses .................................................................          701,995        3,458,491        322,353
                                                                                     ----------------------------------------------
Net investment income (loss) .....................................................        6,192,022       44,401,778      3,082,599
                                                                                     ----------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
    Securities ...................................................................           75,623         (352,861)        11,721
                                                                                     ----------------------------------------------
Net realized gain and loss from investments ......................................           75,623         (352,861)        11,721
                                                                                     ----------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    Securities ...................................................................                0       (1,832,000)             0
                                                                                     ----------------------------------------------
Net change in unrealized appreciation (depreciation) of investments ..............                0       (1,832,000)             0
                                                                                     ----------------------------------------------
Net realized and unrealized gain (loss) on investments ...........................           75,623       (2,184,861)        11,721
                                                                                     ----------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................   $    6,267,645  $    42,216,917  $   3,094,320
                                                                                     ==============================================

The accompanying notes are an integral part of these financial statements.

30    Wells Fargo Advantage Money Market Trusts        Statements of Changes in
                                                         Net Assets


                                                                                 CALIFORNIA TAX-FREE MONEY MARKET TRUST
                                                                                 --------------------------------------
                                                                                       For the
                                                                                   Six Months Ended       For the
                                                                                    August 31, 2008      Year Ended
                                                                                      (Unaudited)    February 29, 2008
                                                                                   ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     Beginning Net Assets ......................................................   $    720,667,146  $     573,292,623

OPERATIONS
     Net investment income (loss) ..............................................          6,192,022         19,265,114
     Net realized gain (loss) on investments ...................................             75,623             49,060
     Net change in unrealized appreciation (depreciation) of investments .......                  0                  0
                                                                                   -----------------------------------
Net increase (decrease) in net assets resulting from operations ................          6,267,645         19,314,174
                                                                                   -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income .....................................................         (6,192,021)       (19,265,501)
                                                                                   -----------------------------------
Total distributions to shareholders ............................................         (6,192,021)       (19,265,501)
                                                                                   -----------------------------------
CAPITAL SHARES TRANSACTIONS
     Proceeds from shares sold .................................................      1,161,646,058      2,355,461,011
     Reinvestment of distributions .............................................            140,468            534,662
     Cost of shares redeemed ...................................................     (1,105,780,516)    (2,208,669,823)
                                                                                   -----------------------------------
Net increase (decrease) in net assets resulting from capital share
  transactions .................................................................         56,006,010        147,325,850
                                                                                   -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................         56,081,634        147,374,523
                                                                                   ===================================
ENDING NET ASSETS ..............................................................   $    776,748,780  $     720,667,146
                                                                                   ===================================

SHARES ISSUED AND REDEEMED
     Shares sold ...............................................................      1,161,646,058      2,355,461,011
     Shares issued in reinvestment of distributions ............................            140,468            534,662
     Shares redeemed ...........................................................     (1,105,780,516)    (2,208,669,823)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
 SHARE TRANSACTIONS ............................................................         56,006,010        147,325,850
                                                                                   ===================================
Ending balance of undistributed net investment income (loss) ...................   $           (386) $            (387)
                                                                                   -----------------------------------

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets              Wells Fargo Advantage Money  31
                                                   Market Trusts


       MONEY MARKET TRUST              NATIONAL TAX-FREE MONEY MARKET TRUST
------------------------------------   ------------------------------------
    For the                                For the
Six Months Ended        For the        Six Months Ended       For the
 August 31, 2008      Year Ended        August 31, 2008      Year Ended
   (Unaudited)     February 29, 2008      (Unaudited)     February 29, 2008
----------------   -----------------   ----------------   -----------------

$  3,754,221,000   $   2,674,810,147   $    324,273,448    $   295,865,371

      44,401,778         149,714,746          3,082,599          8,743,061
        (352,861)             79,674             11,721             19,681
      (1,832,000)         (2,167,902)                 0                  0
---------------------------------------------------------------------------
      42,216,917         147,626,518          3,094,320          8,762,742
---------------------------------------------------------------------------

     (44,401,779)       (149,714,746)        (3,082,599)        (8,743,060)
---------------------------------------------------------------------------
     (44,401,779)       (149,714,746)        (3,082,599)        (8,743,060)
---------------------------------------------------------------------------

   8,968,855,317      40,025,863,294      1,735,036,275      2,990,252,372
              48                 183             15,467            131,594
  (9,433,391,396)    (38,944,364,396)    (1,728,976,891)    (2,961,995,571)
---------------------------------------------------------------------------

    (464,536,031)      1,081,499,081          6,074,851         28,388,395
---------------------------------------------------------------------------
    (466,720,893)      1,079,410,853          6,086,572         28,408,077
===========================================================================
$  3,287,500,107   $   3,754,221,000   $    330,360,020    $   324,273,448
===========================================================================

   8,968,855,317       3,756,414,850      1,735,036,275      2,990,252,372
              48                 183             15,467            131,594
  (9,433,391,396)     (3,894,436,440)    (1,728,976,891)    (2,961,995,571)

    (464,536,031)       (138,021,407)         6,074,851         28,388,395
===========================================================================
$              1   $               2   $            921    $           921
---------------------------------------------------------------------------

32 Wells Fargo Advantage Money Market Trusts                Financial Highlights


                                                                          Beginning                    Net Realized    Distributions
                                                                          Net Asset        Net        and Unrealized     from Net
                                                                          Value Per    Investment       Gain (Loss)     Investment
                                                                            Share     Income (Loss)   on Investments      Income
                                                                          ---------   -------------   --------------   -------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST
March 1, 2008 to August 31, 2008 (Unaudited)...........................     $ 1.00         0.01             0.00            (0.01)
March 1, 2007 to February 29, 2008.....................................     $ 1.00         0.03             0.00            (0.03)
March 1, 2006 to February 28, 2007.....................................     $ 1.00         0.03             0.00            (0.03)
April 1, 2005 to February 28, 2006(3)..................................     $ 1.00         0.02             0.00            (0.02)
April 1, 2004 to March 31, 2005........................................     $ 1.00         0.01             0.00            (0.01)
April 1, 2003 to March 31, 2004........................................     $ 1.00         0.01             0.00            (0.01)
April 1, 2002 to March 31, 2003........................................     $ 1.00         0.01             0.00            (0.01)

MONEY MARKET TRUST
March 1, 2008 to August 31, 2008 (Unaudited)...........................     $ 1.00         0.01             0.00            (0.01)
March 1, 2007 to February 29, 2008.....................................     $ 1.00         0.05             0.00            (0.05)
March 1, 2006 to February 28, 2007.....................................     $ 1.00         0.05             0.00            (0.05)
April 1, 2005 to February 28, 2006(3)..................................     $ 1.00         0.03             0.00            (0.03)
April 1, 2004 to March 31, 2005........................................     $ 1.00         0.02             0.00            (0.02)
April 1, 2003 to March 31, 2004........................................     $ 1.00         0.01             0.00            (0.01)
April 1, 2002 to March 31, 2003........................................     $ 1.00         0.02             0.00            (0.02)

NATIONAL TAX-FREE MONEY MARKET TRUST
March 1, 2008 to August 31, 2008 (Unaudited)...........................     $ 1.00         0.01             0.00            (0.01)
March 1, 2007 to February 29, 2008.....................................     $ 1.00         0.03             0.00            (0.03)
March 1, 2006 to February 28, 2007.....................................     $ 1.00         0.03             0.00            (0.03)
April 1, 2005 to February 28, 2006(3)..................................     $ 1.00         0.02             0.00            (0.02)
April 1, 2004 to March 31, 2005........................................     $ 1.00         0.01             0.00            (0.01)
April 1, 2003 to March 31, 2004........................................     $ 1.00         0.01             0.00            (0.01)
April 1, 2002 to March 31, 2003........................................     $ 1.00         0.01             0.00            (0.01)

----------
(1) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements
      (Note 3).

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)   The Fund changed its fiscal year-end from March 31 to February 28.

(4)   Amount calculated is less than .005%.

The accompanying notes are an integral part of these financial statements.

Financial Highlights                                   Wells Fargo Advantage 33
                                                         Money Market Trusts

                   Ending       Ratio to Average Net Assets (Annualized)(1)
  Distributions   Net Asset   -----------------------------------------------               Net Assets at
    from Net      Value Per   Net Investment     Gross    Expenses      Net     Total       End of Period
 Realized Gains     Share     Income (Loss)    Expenses    Waived    Expenses  Return(2)   (000's omitted)
 --------------   ---------   --------------   --------   --------   --------  ---------   ---------------
      0.00          $ 1.00          0.88%        0.20%      0.00%(4)    0.20%    0.89%       $   776,749
      0.00          $ 1.00          3.24%        0.21%     (0.01)%      0.20%    3.31%       $   720,667
      0.00          $ 1.00          3.26%        0.21%     (0.01)%      0.20%    3.31%       $   573,293
      0.00          $ 1.00          2.43%        0.21%     (0.01)%      0.20%    2.26%       $   485,164
      0.00          $ 1.00          1.24%        0.21%     (0.01)%      0.20%    1.24%       $   556,885
      0.00          $ 1.00          0.81%        0.21%     (0.01)%      0.20%    0.82%       $   501,853
      0.00          $ 1.00          1.16%        0.24%     (0.04)%      0.20%    1.18%       $   830,713

      0.00          $ 1.00          1.28%        0.20%      0.00%(4)    0.20%    1.30%       $ 3,291,500
      0.00          $ 1.00          4.90%        0.20%      0.00%(4)    0.20%    5.05%       $ 3,754,221
      0.00          $ 1.00          5.03%        0.20%      0.00%(4)    0.20%    5.13%       $ 2,674,810
      0.00          $ 1.00          3.53%        0.20%      0.00%(4)    0.20%    3.23%       $ 2,599,058
      0.00          $ 1.00          1.59%        0.20%      0.00%(4)    0.20%    1.61%       $ 2,070,151
      0.00          $ 1.00          0.98%        0.21%     (0.01) %     0.20%    1.00%       $ 1,448,899
      0.00          $ 1.00          1.56%        0.23%     (0.03)%      0.20%    1.58%       $ 1,823,970

      0.00          $ 1.00          0.96%        0.22%     (0.02)%      0.20%    0.97%       $   330,360
      0.00          $ 1.00          3.31%        0.22%     (0.02)%      0.20%    3.36%       $   324,273
      0.00          $ 1.00          3.31%        0.21%     (0.01)%      0.20%    3.39%       $   295,865
      0.00          $ 1.00          2.49%        0.21%     (0.01)%      0.20%    2.30%       $   599,064
      0.00          $ 1.00          1.18%        0.22%     (0.02)%      0.20%    1.25%       $   293,653
      0.00          $ 1.00          0.86%        0.21%     (0.01)%      0.20%    0.86%       $   563,985
      0.00          $ 1.00          1.28%        0.22%     (0.02)%      0.20%    1.30%       $   507,048

34 Wells Fargo Advantage Money Market Trusts       Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at August 31, 2008, was comprised of 98 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Tax-Free Money Market Trust, Money Market Trust, and National Tax-Free Money Market Trust.

Each Fund, except for the California Tax-Free Money Market Trust, is a diversified series of the Trust. The California Tax-Free Money Market Trust is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The amortized cost method is used to value portfolio securities, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

Investments which are not valued using the method discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

FAIR VALUATION MEASUREMENTS

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

-     Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Financial Statements       Wells Fargo Advantage Money Market Trusts 35

- Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2008 in valuing the Funds' investments in securities:

                                                                                             Total Fair Value
Money Market Funds                                Level 1       Level 2          Level 3     as of 08/31/2008
------------------                                -------   ---------------   ------------   ----------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST               $ 0    $   778,272,570   $          0    $   778,272,570

MONEY MARKET TRUST                                     0      3,276,396,043     16,000,000      3,292,396,043

NATIONAL TAX-FREE MONEY MARKET TRUST                   0        311,941,570              0        311,941,570

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                  California Tax-Free                        National Tax-Free
                                                   Money Market Trust   Money Market Trust   Money Market Trust
                                                  -------------------   ------------------   ------------------
BALANCE AS OF 02/29/2008                                 $ 0               $ 17,832,000              $ 0

Accrued discounts/premiums                                 0                          0                0

Realized gain (loss)                                       0                          0                0

Unrealized appreciation/(depreciation)                     0                 (1,832,000)               0

Net purchases (sales)                                      0                          0                0

BALANCE AS OF 08/31/2008                                 $ 0               $ 16,000,000              $ 0

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of the identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at August 31, 2008.

Management has analyzed each Fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2008, no provision for income tax would be required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: March 31, 2005; February 28, 2006; February 28, 2007; February 29, 2008) are subject to examination by the Internal Revenue Service and state departments of revenue.

36  Wells Fargo Advantage Money Market Trusts      Notes to Financial Statements

At February 29, 2008, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                                                            Capital Loss
FUND                                                                    Expiration Year    Carryforwards
----                                                                    ---------------    -------------
NATIONAL TAX-FREE MONEY MARKET TRUST                                         2014             $    462
                                                                             2015               11,616

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC ("Funds Management"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles, or "SIVs". SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of August 31, 2008, the following Fund owned certain of these types of structured securities which are currently in default and valued at fair values in the Portfolio of Investments or have been restructured following default, including the percentage of each Funds net assets invested in these securities:

FUND                                  Defaulted SIVs ($ Market Value)   % of Net Assets
----                                  -------------------------------   ---------------
MONEY MARKET TRUST                               $ 16,000,000                  0.49%

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the advisory contract, Funds Management does not receive a fee for providing those services.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

Notes to Financial Statements       Wells Fargo Advantage Money Market Trusts 37


                                                             % of Average
                                Average Daily Net Assets   Daily Net Assets
                                ------------------------   ----------------
ALL FUNDS                           First $5 billion             0.17
                                     Next $5 billion             0.16
                                    Over $10 billion             0.15

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                             % of Average
                                                           Daily Net Assets
                                                           ----------------
ALL FUNDS                                                         0.02

OTHER FEES

PNC, Inc. ("PNC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PNC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the six-month period ended August 31, 2008, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. Funds Management has committed through June 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Net operating expense ratio during the period was as follows:

                                                           Net Operating
                                                           Expense Ratios
                                                           --------------
ALL FUNDS                                                        0.20%

4. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards 161 ("FAS 161"), Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133. FAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of August 31, 2008, Management is continuing to evaluate the impact, if any, that adoption of FAS 161 may have on the financial statements.

5. SUBSEQUENT EVENT

On October 3, 2008, the Board of Trustees of Wells Fargo Funds Trust (the "Board") unanimously approved the participation of the Wells Fargo Advantage Money Market Funds (the "Funds") in the initial term of the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Board also unanimously approved a change to each Fund's Amended and Restated Fee and Expense Agreement to exclude "extraordinary expenses"from the types of operating expenses that may not exceed the capped operating expense ratio of the Fund.

38 Wells Fargo Advantage Money Market Trusts       Notes to Financial Statements

The Program applies only to shareholders of record of each Fund as of September 19, 2008 who continuously maintain an account balance with the Fund since that date. Subject to certain conditions and limitations, in the event that the market-based net asset value per share of a Fund falls below $0.995 and the Fund liquidates its holdings, any shares held by an investor in the Fund as of the close of business on September 19, 2008, or held by the investor when the market-based net asset value per share of the Fund falls below $0.995, whichever is less, are insured against loss under the Program. Shares acquired by investors after September 19, 2008 are generally not eligible for protection under the Program.

Participation in the initial three months of the Program (through December 18, 2008) requires a payment to the Treasury in the amount of either 0.01% or 0.015%, depending upon the market-based net asset value of a Fund as of September 19, 2008 (the "Program Participation Payment"). The Board has determined that the Program Participation Payment is an extraordinary expense that will be borne by each Fund without regard to the expense cap currently in effect for such Fund.

The Secretary of the Treasury may extend the Program beyond its initial three month term through the close of business on September 18, 2009. If the Program is extended, the Board will consider whether each Fund should continue to participate.

Other Information                   Wells Fargo Advantage Money Market Trusts 39

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds'Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis and for money market funds on a monthly seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 133 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                     Position Held and
Name and Age         Length of Service(2)    Principal Occupations During Past Five Years               Other Directorships
------------         --------------------    --------------------------------------------               -------------------
Thomas S. Goho       Trustee, since 1987     Co-Director for the Calloway School of Stephens            None
66                                           University of Wake Forest University. Prior thereto, the
                                             Thomas Goho Chair of Finance of Wake Forest University,
                                             Calloway School of Business and Accountancy, from
                                             2006-2007 and Associate Professor of Finance from 1999-
                                             2005.

Peter G. Gordon      Trustee, since 1998;    Chairman, CEO and Co-Founder of Crystal Geyser Water       None
65                   Chairman, since 2005    Company and President of Crystal Geyser Roxane Water
                     (Lead Trustee since     Company.
                     2001)

Judith M. Johnson    Trustee, since 2008     Retired. Prior thereto, Chief Executive Officer and        None
59                                           Chief Investment Officer of Minneapolis Employees
                                             Retirement Fund from 1996 to 2008.

Olivia S. Mitchell   Trustee, since 2006     Professor of Insurance and Risk Management, Wharton        None
55                                           School, University of Pennsylvania. Director of the
                                             Boettner Center on Pensions and Retirement Research.
                                             Research associate and board member, Penn Aging Research
                                             Center. Research associate, National Bureau of Economic
                                             Research.

Timothy J. Penny     Trustee, since 1996     President and CEO of Southern Minnesota Initiative         None
56                                           Foundation, a non-profit organization since 2007 and
                                             Senior Fellow at the Humphrey Institute Policy Forum at
                                             the University of Minnesota since 1995.

Donald C. Willeke    Trustee, since 1996     Principal of the law firm of Willeke & Daniels.            None
68

40 Wells Fargo Advantage Money Market Trusts                   Other Information

INTERESTED TRUSTEE(3)


                     Position Held and
Name and Age         Length of Service(2)   Principal Occupations During Past Five Years               Other Directorships
------------         --------------------   --------------------------------------------               -------------------
J. Tucker Morse      Trustee, since 1987    Private Investor/Real Estate Developer. Prior thereto,     None
64                                          Chairman of Whitepoint Capital, LLC until 2004.

OFFICERS

                      Position Held and
Name and Age          Length of Service(2)   Principal Occupations During Past Five Years               Other Directorships
------------          --------------------   --------------------------------------------               -------------------
Karla M. Rabusch      President, since       Executive Vice President of Wells Fargo Bank, N.A. and     None
49                    2003                   President of Wells Fargo Funds Management, LLC since
                                             2003. Senior Vice President and Chief Administrative
                                             Officer of Wells Fargo Funds Management, LLC from 2001
                                             to 2003.

C. David Messman      Secretary, since       Senior Vice President and Secretary of Wells Fargo Funds   None
48                    2000; Chief Legal      Management, LLC since 2001. Vice President and Managing
                      Counsel, since 2003    Senior Counsel of Wells Fargo Bank, N.A. since 1996.

Stephen W. Leonhardt  Treasurer, since       Vice President and Manager of Fund Accounting, Reporting   None
49                    2007                   and Tax for Wells Fargo Funds Management, LLC since
                                             2007. Director of Fund Administration and SEC Reporting
                                             for TIAA-CREF from 2005 to 2007. Chief Operating Officer
                                             for UMB Fund Services, Inc. from 2004 to 2005.
                                             Controller for Sungard Transaction Networks from 2002 to
                                             2004.

Debra Ann Early       Chief Compliance       Chief Compliance Officer of Wells Fargo Funds Management,  None
44                    Officer, since 2007    LLC since 2007. Chief Compliance Officer of Parnassus
                                             Investments from 2005 to 2007. Chief Financial Officer
                                             of Parnassus Investments from 2004 to 2007 and Senior
                                             Audit Manager of PricewaterhouseCoopers LLP from 1998 to
                                             2004.

----------
(1) The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

(2) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3) As of August 31, 2008, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

Other Information                   Wells Fargo Advantage Money Market Trusts 41

BOARD CONSIDERATION OF AND CONTINUATION OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

CALIFORNIA TAX-FREE MONEY MARKET TRUST, MONEY MARKET TRUST AND NATIONAL TAX-FREE MONEY MARKET TRUST

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the California Tax-Free Money Market Trust, National Tax-Free Money Market Trust and Money Market Trust (the "Funds"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 28, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 28, 2008, meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met regularly throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition. resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management, and the appointment of a new Chief Compliance Officer for the Funds. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management and Wells Capital Management about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2007. The Board also considered these results in comparison to the median performance of a universe of relevant funds that was determined by Lipper Inc. ("Lipper") to be similar to the Funds (the "Universe"), as well as to each Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of each Fund was better than the median performance of each Fund's Universe for all time periods.

42 Wells Fargo Advantage Money Market Trusts                   Other Information

The Board received and considered information regarding each Fund's contractual advisory fees, and net operating expense ratios and their various components, including actual management fees, transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the respective median fees of narrower groups of funds that were determined by Lipper to be the most similar to the Funds (the "Peer Group") and to other comparative data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Peer Group. The Board noted that the net operating expense ratio for each Fund was lower than, or not appreciably higher than, each Fund's Peer Group's median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided.

The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY

The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Board also considered related information provided by Funds management in a separate presentation on financial matters made at the February 2008 board meeting. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable. The Board did not consider separate profitability information with respect to Wells Capital Management, as its profitability from its relationships with the Funds was not a material factor in determining whether to renew the agreement.

ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Board also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the February 2008 board meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders.

Other Information                   Wells Fargo Advantage Money Market Trusts 43

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels.

As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

44 Wells Fargo Advantage Money Market Trusts               List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG        --  Association of Bay Area Governments
ADR         --  American Depositary Receipt
AMBAC       --  American Municipal Bond Assurance Corporation
AMT         --  Alternative Minimum Tax
ARM         --  Adjustable Rate Mortgages
BART        --  Bay Area Rapid Transit
CDA         --  Community Development Authority
CDO         --  Collateralized Debt Obligation
CDSC        --  Contingent Deferred Sales Charge
CGIC        --  Capital Guaranty Insurance Company
CGY         --  Capital Guaranty Corporation
CIFG        --  CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP         --  Certificate of Participation
CP          --  Commercial Paper
CTF         --  Common Trust Fund
DW&P        --  Department of Water & Power
DWR         --  Department of Water Resources
ECFA        --  Educational & Cultural Facilities Authority
EDFA        --  Economic Development Finance Authority
ETET        --  Eagle Tax-Exempt Trust
FFCB        --  Federal Farm Credit Bank
FGIC        --  Financial Guaranty Insurance Corporation
FHA         --  Federal Housing Authority
FHAG        --  Federal Housing Agency
FHLB        --  Federal Home Loan Bank
FHLMC       --  Federal Home Loan Mortgage Corporation
FNMA        --  Federal National Mortgage Association
FSA         --  Farm Service Agency
GDR         --  Global Depositary Receipt
GNMA        --  Government National Mortgage Association
GO          --  General Obligation
HCFR        --  Healthcare Facilities Revenue
HEFA        --  Health & Educational Facilities Authority
HEFAR       --  Higher Education Facilities Authority Revenue
HFA         --  Housing Finance Authority
HFFA        --  Health Facilities Financing Authority
HUD         --  Housing & Urban Development
IDA         --  Industrial Development Authority
IDAG        --  Industrial Development Agency
IDR         --  Industrial Development Revenue
LIBOR       --  London Interbank Offered Rate
LLC         --  Limited Liability Corporation
LOC         --  Letter of Credit
LP          --  Limited Partnership
MBIA        --  Municipal Bond Insurance Association
MFHR        --  Multi-Family Housing Revenue
MTN         --  Medium Term Note
MUD         --  Municipal Utility District
PCFA        --  Pollution Control Finance Authority
PCR         --  Pollution Control Revenue
PFA         --  Public Finance Authority
PFFA        --  Public Facilities Financing Authority
plc         --  Public Limited Company
PSFG        --  Public School Fund Guaranty
R&D         --  Research & Development
RDA         --  Redevelopment Authority
RDFA        --  Redevelopment Finance Authority
REITS       --  Real Estate Investment Trusts
SFHR        --  Single Family Housing Revenue
SFMR        --  Single Family Mortgage Revenue
SLMA        --  Student Loan Marketing Association
TBA         --  To Be Announced
TRAN        --  Tax Revenue Anticipation Notes
USD         --  Unified School District
XLCA        --  XL Capital Assurance

                                          This page is intentionally left blank.

This page is intentionally left blank.

[LOGO]

Sign up for electronic delivery of prospectuses and shareholder reports at WWW.WELLSFARGO.COM/ADVANTAGEDELIVERY

[WELLS FARGO ADVANTAGE FUNDS LOGO]

More information about Wells Fargo Advantage   This report and the financial statements contained herein are submitted for the
Funds is available free upon request. To       general information of the shareholders of WELLS FARGO ADVANTAGE FUNDS. If this
obtain literature, please write, e-mail,       report is used for promotional purposes, distribution of the report must be
visit the Funds' Web site, or call:            accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit
Wells Fargo Advantage Funds                    the Funds' Web site at www.wellsfargo.com/advantagefunds. Please consider the
P.O. Box 8266                                  investment objectives, risks, charges, and expenses of the investment carefully
Boston, MA 02266-8266                          before investing. This and other information about WELLS FARGO ADVANTAGE FUNDS can be
E-mail: wfaf@wellsfargo.com                    found in the current prospectus. Read the prospectus carefully before you invest or send money.
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222          Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo &
Retail Investment Professionals:               Company, provides investment advisory and administrative services for Wells Fargo
1-888-877-9275                                 Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and
Institutional Investment Professionals:        other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS
1-866-765-0778                                 DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate OF Wells Fargo & Company.

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(C) 2008 Wells Fargo Funds Management, LLC. All rights reserved.          www.wellsfargo.com/advantagefunds             112052 10-08
                                                                                                                   SMMF/SAR119 08-08

ITEM 2.  CODE OF ETHICS
=======================
Not required in this filing


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================
Not required in this filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
===============================================
Not required in this filing.

ITEM 6.  SCHEDULE OF INVESTMENTS
===============================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASES
===================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
Not applicable.


ITEM 11. CONTROLS AND PROCEDURES
=================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                             Wells Fargo Funds Trust


                             By: /s/ Karla M. Rabusch


                                     Karla M. Rabusch
                                     President

                             Date: October 13, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                            By:  /s/ Karla M. Rabusch

                                     Karla M. Rabusch
                                     President

                            Date: October 13, 2008


                            By:  /s/ Stephen W. Leonhardt

                                     Stephen W. Leonhardt
                                     Treasurer


                            Date: October 13, 2008

                                  CERTIFICATION
                                  -------------


I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund, Wells Fargo Advantage California Tax-Free Money Market Fund, Wells Fargo Advantage Cash Investment Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Minnesota Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, Wells Fargo Advantage Prime Investment Money Market Fund, Wells Fargo Advantage Treasury Plus Money Market Fund, Wells Fargo Advantage 100% Treasury Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Overland Express Sweep Fund, Wells Fargo Advantage Money Market Trust, Wells Fargo Advantage California Tax-Free Money Market Trust, and Wells Fargo Advantage National Tax-Free Money Market Trust;



2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;


3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;


4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:


         a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: October 13, 2008

/s/ Karla M. Rabusch


-----------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                                  CERTIFICATION

I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund, Wells Fargo Advantage California Tax-Free Money Market Fund, Wells Fargo Advantage Cash Investment Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Minnesota Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, Wells Fargo Advantage Prime Investment Money Market Fund, Wells Fargo Advantage Treasury Plus Money Market Fund, Wells Fargo Advantage 100% Treasury Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Overland Express Sweep Fund, Wells Fargo Advantage Money Market Trust, Wells Fargo Advantage California Tax-Free Money Market Trust, and Wells Fargo Advantage National Tax-Free Money Market Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and


5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: October 13, 2008

/s/ Stephen W. Leonhardt


------------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended August 31, 2008 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: October 13, 2008
                                                     /s/ Karla M. Rabusch



                                                     Karla M. Rabusch
                                                     President
                                                     Wells Fargo Funds Trust

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended August 31, 2008 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: October 13, 2008


                                                     /s/ Stephen W. Leonhardt



                                                     Stephen W. Leonhardt
                                                     Treasurer
                                                     Wells Fargo Funds Trust